UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—December 31, 2022

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2022
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Short-Term Bond Index Fund	4
Intermediate-Term Bond Index Fund	37
Long-Term Bond Index Fund	68
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Returns for the funds in this report ranged from –27.58% for Admiral Shares of Vanguard Long-Term Bond Index Fund[1] to –5.51% for Institutional Plus Shares of Vanguard Short-Term Bond Index Fund. The three funds performed in line with their benchmarks, after taking expenses and fees into account.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	With yields rising and prices falling, U.S. Treasuries returned –12.46%. Returns were higher for mortgage-backed bonds (–11.81%) and lower for corporate bonds (–15.76%), as measured by components of the Bloomberg U.S. Aggregate Bond Index.
•	By credit quality, lower-rated investment-grade bonds generally fared worse than higher-rated ones; by maturity, longer-dated bonds trailed those with shorter maturities.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1 Except for ETF Shares, any returns cited for the Long-Term Bond Index Fund reflect the 0.50% fee on purchases of fund shares.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$988.90	$0.75
ETF Shares	1,000.00	989.30	0.20
Admiral™ Shares	1,000.00	989.30	0.35
Institutional Shares	1,000.00	989.40	0.25
Institutional Plus Shares	1,000.00	989.50	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$969.70	$0.74
ETF Shares	1,000.00	970.20	0.20
Admiral Shares	1,000.00	970.10	0.35
Institutional Shares	1,000.00	970.20	0.25
Institutional Plus Shares	1,000.00	970.30	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$928.80	$0.19
Admiral Shares	1,000.00	928.60	0.34
Institutional Shares	1,000.00	928.70	0.24
Institutional Plus Shares	1,000.00	928.80	0.19
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,025.00	$0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Short-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Investor Shares	-5.61%	0.70%	0.81%	$10,838
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-5.50	0.85	0.98	11,020
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	-5.55%	0.80%	0.90%	$10,939
Short-Term Bond Index Fund ETF Shares Market Price	-5.49	0.81	0.90	10,938
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-5.50	0.85	0.98	11,020
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Admiral Shares	-5.54%	0.78%	0.89%	$10,927
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-5.50	0.85	0.98	11,020
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

See Financial Highlights for dividend and capital gains information.
4

Short-Term Bond Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Short-Term Bond Index Fund Institutional Shares	-5.52%	0.80%	0.91%	$5,476,128
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-5.50	0.85	0.98	5,510,034
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	5,564,805

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Short-Term Bond Index Fund Institutional Plus Shares	-5.51%	0.81%	0.93%	$109,664,240
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-5.50	0.85	0.98	110,200,670
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	111,296,100
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Short-Term Bond Index Fund ETF Shares Market Price	-5.49%	4.10%	9.38%
Short-Term Bond Index Fund ETF Shares Net Asset Value	-5.55	4.05	9.39
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	-5.50	4.32	10.20
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Short-Term Bond Index Fund
Fund Allocation
As of December 31, 2022
Corporate Bonds	26.9%
Sovereign Bonds	5.5
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	67.5
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Short-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.2%)
U.S. Government Securities (65.1%)
	United States Treasury Note/Bond	0.125%	1/15/24	120,290	114,689
	United States Treasury Note/Bond	0.875%	1/31/24	61,562	59,051
	United States Treasury Note/Bond	2.250%	1/31/24	189,080	184,087
	United States Treasury Note/Bond	2.500%	1/31/24	213,355	208,288
	United States Treasury Note/Bond	0.125%	2/15/24	416,305	395,490
	United States Treasury Note/Bond	2.750%	2/15/24	339,076	331,659
	United States Treasury Note/Bond	1.500%	2/29/24	75,013	72,317
	United States Treasury Note/Bond	2.125%	2/29/24	206,325	200,296
	United States Treasury Note/Bond	2.375%	2/29/24	173,223	168,703
	United States Treasury Note/Bond	0.250%	3/15/24	340,085	322,443
	United States Treasury Note/Bond	2.125%	3/31/24	821,566	795,764
	United States Treasury Note/Bond	2.250%	3/31/24	605,510	587,439
	United States Treasury Note/Bond	0.375%	4/15/24	253,690	240,054
	United States Treasury Note/Bond	2.000%	4/30/24	118,260	114,102
	United States Treasury Note/Bond	2.250%	4/30/24	293,765	284,447
	United States Treasury Note/Bond	2.500%	4/30/24	555,285	539,495
	United States Treasury Note/Bond	0.250%	5/15/24	411,440	387,268
	United States Treasury Note/Bond	2.500%	5/15/24	453,279	439,893
	United States Treasury Note/Bond	2.000%	5/31/24	443,329	427,120
	United States Treasury Note/Bond	2.500%	5/31/24	82,852	80,354
	United States Treasury Note/Bond	0.250%	6/15/24	469,039	440,237
	United States Treasury Note/Bond	1.750%	6/30/24	263,738	252,776
	United States Treasury Note/Bond	2.000%	6/30/24	231,596	222,622
	United States Treasury Note/Bond	3.000%	6/30/24	166,238	162,237
	United States Treasury Note/Bond	0.375%	7/15/24	521,602	488,513
	United States Treasury Note/Bond	1.750%	7/31/24	262,309	250,874
	United States Treasury Note/Bond	2.125%	7/31/24	194,731	187,307
	United States Treasury Note/Bond	3.000%	7/31/24	92,510	90,212
	United States Treasury Note/Bond	0.375%	8/15/24	404,185	377,597
	United States Treasury Note/Bond	2.375%	8/15/24	869,092	838,538
	United States Treasury Note/Bond	1.250%	8/31/24	195,108	184,713
	United States Treasury Note/Bond	1.875%	8/31/24	219,170	209,581
	United States Treasury Note/Bond	0.375%	9/15/24	224,115	208,812
	United States Treasury Note/Bond	1.500%	9/30/24	186,795	177,338
	United States Treasury Note/Bond	2.125%	9/30/24	266,039	255,190
	United States Treasury Note/Bond	4.250%	9/30/24	144,955	144,208
	United States Treasury Note/Bond	0.625%	10/15/24	316,385	295,375
	United States Treasury Note/Bond	1.500%	10/31/24	359,399	340,418
	United States Treasury Note/Bond	2.250%	10/31/24	224,885	215,925
	United States Treasury Note/Bond	4.375%	10/31/24	331,741	330,756
	United States Treasury Note/Bond	0.750%	11/15/24	624,625	583,049
	United States Treasury Note/Bond	2.250%	11/15/24	503,883	483,885
	United States Treasury Note/Bond	1.500%	11/30/24	230,712	218,275
	United States Treasury Note/Bond	2.125%	11/30/24	183,765	175,869
	United States Treasury Note/Bond	4.500%	11/30/24	269,389	269,431
	United States Treasury Note/Bond	1.000%	12/15/24	406,418	380,255
	United States Treasury Note/Bond	1.750%	12/31/24	281,665	267,318
	United States Treasury Note/Bond	2.250%	12/31/24	213,814	204,827
[1]	United States Treasury Note/Bond	4.250%	12/31/24	214,153	213,417
	United States Treasury Note/Bond	1.125%	1/15/25	404,380	378,285
	United States Treasury Note/Bond	1.375%	1/31/25	206,235	193,700
	United States Treasury Note/Bond	2.500%	1/31/25	433,268	416,547
	United States Treasury Note/Bond	1.500%	2/15/25	391,965	368,815
	United States Treasury Note/Bond	2.000%	2/15/25	406,645	386,885
	United States Treasury Note/Bond	1.125%	2/28/25	229,719	214,392
	United States Treasury Note/Bond	2.750%	2/28/25	184,210	177,935
	United States Treasury Note/Bond	1.750%	3/15/25	358,695	338,799
	United States Treasury Note/Bond	2.625%	3/31/25	109,446	105,393
	United States Treasury Note/Bond	2.625%	4/15/25	350,315	337,014
	United States Treasury Note/Bond	0.375%	4/30/25	246,878	225,276
	United States Treasury Note/Bond	2.875%	4/30/25	178,540	172,737
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.125%	5/15/25	382,555	363,427
United States Treasury Note/Bond	2.750%	5/15/25	338,955	326,668
United States Treasury Note/Bond	0.250%	5/31/25	259,061	235,017
United States Treasury Note/Bond	2.875%	5/31/25	165,790	160,246
United States Treasury Note/Bond	2.875%	6/15/25	341,190	329,622
United States Treasury Note/Bond	0.250%	6/30/25	217,135	196,643
United States Treasury Note/Bond	2.750%	6/30/25	104,750	100,855
United States Treasury Note/Bond	3.000%	7/15/25	199,568	193,269
United States Treasury Note/Bond	0.250%	7/31/25	209,968	189,431
United States Treasury Note/Bond	2.875%	7/31/25	117,915	113,898
United States Treasury Note/Bond	2.000%	8/15/25	677,191	639,204
United States Treasury Note/Bond	3.125%	8/15/25	314,345	305,160
United States Treasury Note/Bond	0.250%	8/31/25	265,960	239,073
United States Treasury Note/Bond	2.750%	8/31/25	178,595	171,619
United States Treasury Note/Bond	3.500%	9/15/25	218,045	213,616
United States Treasury Note/Bond	0.250%	9/30/25	156,345	140,344
United States Treasury Note/Bond	3.000%	9/30/25	169,516	163,821
United States Treasury Note/Bond	4.250%	10/15/25	45,055	45,020
United States Treasury Note/Bond	0.250%	10/31/25	211,080	188,719
United States Treasury Note/Bond	3.000%	10/31/25	151,522	146,337
United States Treasury Note/Bond	2.250%	11/15/25	429,040	405,979
United States Treasury Note/Bond	4.500%	11/15/25	93,170	93,752
United States Treasury Note/Bond	0.375%	11/30/25	391,630	350,264
United States Treasury Note/Bond	2.875%	11/30/25	184,517	177,511
United States Treasury Note/Bond	4.000%	12/15/25	117,840	117,103
United States Treasury Note/Bond	0.375%	12/31/25	170,415	152,202
United States Treasury Note/Bond	2.625%	12/31/25	182,585	174,568
United States Treasury Note/Bond	0.375%	1/31/26	310,895	276,502
United States Treasury Note/Bond	2.625%	1/31/26	170,870	163,261
United States Treasury Note/Bond	1.625%	2/15/26	731,144	675,965
United States Treasury Note/Bond	6.000%	2/15/26	12,240	12,835
United States Treasury Note/Bond	0.500%	2/28/26	1,430,244	1,274,034
United States Treasury Note/Bond	2.500%	2/28/26	271,040	257,319
United States Treasury Note/Bond	0.750%	3/31/26	297,255	266,415
United States Treasury Note/Bond	2.250%	3/31/26	239,650	225,795
United States Treasury Note/Bond	0.750%	4/30/26	288,013	257,412
United States Treasury Note/Bond	2.375%	4/30/26	211,875	200,089
United States Treasury Note/Bond	1.625%	5/15/26	485,738	447,107
United States Treasury Note/Bond	0.750%	5/31/26	473,895	422,581
United States Treasury Note/Bond	2.125%	5/31/26	225,336	210,724
United States Treasury Note/Bond	0.875%	6/30/26	546,244	488,206
United States Treasury Note/Bond	1.875%	6/30/26	176,699	163,888
United States Treasury Note/Bond	0.625%	7/31/26	468,753	414,041
United States Treasury Note/Bond	1.875%	7/31/26	187,095	172,975
United States Treasury Note/Bond	1.500%	8/15/26	618,255	563,481
United States Treasury Note/Bond	0.750%	8/31/26	498,310	441,082
United States Treasury Note/Bond	1.375%	8/31/26	252,485	228,815
United States Treasury Note/Bond	0.875%	9/30/26	478,410	424,738
United States Treasury Note/Bond	1.625%	9/30/26	166,685	152,491
United States Treasury Note/Bond	1.125%	10/31/26	479,602	428,869
United States Treasury Note/Bond	1.625%	10/31/26	145,545	132,810
United States Treasury Note/Bond	2.000%	11/15/26	395,047	365,110
United States Treasury Note/Bond	1.250%	11/30/26	459,370	411,997
United States Treasury Note/Bond	1.625%	11/30/26	185,679	169,287
United States Treasury Note/Bond	1.250%	12/31/26	396,080	354,553
United States Treasury Note/Bond	1.750%	12/31/26	163,815	149,916
United States Treasury Note/Bond	1.500%	1/31/27	598,280	539,948
United States Treasury Note/Bond	2.250%	2/15/27	348,720	324,310
United States Treasury Note/Bond	1.125%	2/28/27	54,305	48,272
United States Treasury Note/Bond	1.875%	2/28/27	413,239	378,372
United States Treasury Note/Bond	2.500%	3/31/27	442,570	415,255
United States Treasury Note/Bond	0.500%	4/30/27	138,770	119,451
United States Treasury Note/Bond	2.750%	4/30/27	381,094	361,027
United States Treasury Note/Bond	2.375%	5/15/27	442,615	412,462
7

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.500%	5/31/27	323,170	277,068
	United States Treasury Note/Bond	2.625%	5/31/27	702,543	662,146
	United States Treasury Note/Bond	0.500%	6/30/27	189,785	162,296
	United States Treasury Note/Bond	3.250%	6/30/27	409,160	395,479
	United States Treasury Note/Bond	0.375%	7/31/27	321,715	272,905
	United States Treasury Note/Bond	2.750%	7/31/27	300,581	284,331
	United States Treasury Note/Bond	2.250%	8/15/27	335,255	310,059
	United States Treasury Note/Bond	0.500%	8/31/27	215,955	183,798
	United States Treasury Note/Bond	3.125%	8/31/27	412,202	396,487
	United States Treasury Note/Bond	0.375%	9/30/27	29,000	24,437
	United States Treasury Note/Bond	4.125%	9/30/27	590,710	592,741
	United States Treasury Note/Bond	0.500%	10/31/27	200,000	169,094
	United States Treasury Note/Bond	4.125%	10/31/27	446,919	448,455
	United States Treasury Note/Bond	3.875%	11/30/27	1,242,330	1,235,342
[1]	United States Treasury Note/Bond	3.875%	12/31/27	960,840	955,435
					42,393,128
Agency Bonds and Notes (2.1%)
[2]	AID-Israel	5.500%	4/26/24	12,058	12,148
[2]	AID-Jordan	3.000%	6/30/25	4,675	4,506
	Federal Farm Credit Banks	0.900%	1/18/24	10,000	9,602
	Federal Farm Credit Banks	0.250%	2/26/24	20,100	19,086
	Federal Farm Credit Banks	2.625%	5/3/24	5,280	5,135
	Federal Farm Credit Banks	2.625%	5/16/24	22,415	21,786
	Federal Farm Credit Banks	2.625%	6/10/24	4,825	4,684
	Federal Farm Credit Banks	3.250%	6/17/24	17,670	17,306
	Federal Farm Credit Banks	3.100%	6/28/24	11,320	11,058
	Federal Farm Credit Banks	3.375%	8/26/24	30,000	29,377
	Federal Farm Credit Banks	4.250%	9/26/24	35,875	35,627
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	33,539
	Federal Farm Credit Banks	4.500%	11/18/24	35,190	35,106
	Federal Farm Credit Banks	4.250%	12/20/24	6,830	6,791
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,052
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,382
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	6,906
	Federal Farm Credit Banks	4.250%	9/30/25	12,000	11,966
	Federal Home Loan Banks	2.500%	2/13/24	94,110	91,751
	Federal Home Loan Banks	2.125%	2/28/24	18,050	17,510
	Federal Home Loan Banks	3.250%	3/8/24	9,395	9,229
	Federal Home Loan Banks	2.875%	6/14/24	22,560	21,974
	Federal Home Loan Banks	3.125%	6/14/24	5,000	4,887
	Federal Home Loan Banks	4.875%	6/14/24	11,000	11,017
	Federal Home Loan Banks	2.750%	6/28/24	44,500	43,248
[3]	Federal Home Loan Banks	3.000%	7/8/24	20,200	19,693
	Federal Home Loan Banks	1.500%	8/15/24	9,990	9,495
	Federal Home Loan Banks	5.375%	8/15/24	100	101
	Federal Home Loan Banks	2.875%	9/13/24	20,000	19,415
	Federal Home Loan Banks	3.250%	9/13/24	20,000	19,536
[3]	Federal Home Loan Banks	3.500%	9/13/24	33,900	33,250
	Federal Home Loan Banks	4.500%	10/3/24	25,000	24,938
[3]	Federal Home Loan Banks	1.000%	12/20/24	11,000	10,273
	Federal Home Loan Banks	0.500%	4/14/25	35,000	32,042
	Federal Home Loan Banks	0.375%	9/4/25	15,000	13,521
	Federal Home Loan Banks	1.250%	12/21/26	52,300	46,680
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,300	19,093
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	49,813
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	53,929
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50	49
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	14,583	14,225
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	15,051
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	183,595	177,558
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	50	47
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	70,365	66,468
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	32,752
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	22,847
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	45,100	40,670
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	45,350	40,748
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	31,284
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	37,630	34,580
[3]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,442
[3]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,218
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,011
	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,630
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,458
[3]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,253
[3]	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,412
					1,353,155
Total U.S. Government and Agency Obligations (Cost $46,638,939)					43,746,283
Corporate Bonds (26.7%)
Communications (1.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,504	8,097
	Alphabet Inc.	3.375%	2/25/24	6,818	6,825
	Alphabet Inc.	0.450%	8/15/25	10,155	9,150
	Alphabet Inc.	1.998%	8/15/26	13,737	12,634
	Alphabet Inc.	0.800%	8/15/27	6,223	5,339
	AT&T Inc.	0.900%	3/25/24	13,175	12,520
	AT&T Inc.	1.700%	3/25/26	25,885	23,363
	AT&T Inc.	3.800%	2/15/27	8,162	7,774
	AT&T Inc.	4.250%	3/1/27	14,971	14,572
	Baidu Inc.	3.875%	9/29/23	4,670	4,606
	Baidu Inc.	4.375%	5/14/24	5,148	5,063
	Baidu Inc.	3.075%	4/7/25	8,542	8,050
	Baidu Inc.	4.125%	6/30/25	3,920	3,763
	Baidu Inc.	1.720%	4/9/26	3,187	2,821
	Baidu Inc.	1.625%	2/23/27	2,545	2,177
	Baidu Inc.	3.625%	7/6/27	5,535	5,098
	Booking Holdings Inc.	3.650%	3/15/25	7,999	7,791
	Booking Holdings Inc.	3.600%	6/1/26	12,457	11,936
[3]	Charter Communications Operating LLC	4.500%	2/1/24	19,706	19,468
	Charter Communications Operating LLC	4.908%	7/23/25	38,032	37,298
	Comcast Corp.	3.700%	4/15/24	15,692	15,452
	Comcast Corp.	3.375%	2/15/25	8,481	8,227
	Comcast Corp.	3.375%	8/15/25	10,234	9,872
	Comcast Corp.	3.950%	10/15/25	25,980	25,434
	Comcast Corp.	3.150%	3/1/26	15,550	14,816
	Comcast Corp.	2.350%	1/15/27	13,679	12,448
	Comcast Corp.	3.300%	2/1/27	10,436	9,851
	Comcast Corp.	3.300%	4/1/27	5,559	5,241
	Discovery Communications LLC	3.800%	3/13/24	2,530	2,471
	Discovery Communications LLC	3.900%	11/15/24	4,849	4,693
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,757
	Discovery Communications LLC	3.950%	6/15/25	4,740	4,521
	Discovery Communications LLC	4.900%	3/11/26	9,075	8,799
	Electronic Arts Inc.	4.800%	3/1/26	2,748	2,738
	Expedia Group Inc.	5.000%	2/15/26	9,028	8,912
	Expedia Group Inc.	4.625%	8/1/27	5,810	5,577
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,367
	Fox Corp.	4.030%	1/25/24	12,048	11,904
	Fox Corp.	3.050%	4/7/25	4,638	4,438
	Grupo Televisa SAB	4.625%	1/30/26	1,537	1,504
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	76	75
	Meta Platforms Inc.	3.500%	8/15/27	19,800	18,454
	Omnicom Group Inc.	3.650%	11/1/24	6,215	6,086
	Omnicom Group Inc.	3.600%	4/15/26	9,710	9,324
	Paramount Global	4.750%	5/15/25	6,610	6,505
	Paramount Global	4.000%	1/15/26	9,850	9,449
	Paramount Global	2.900%	1/15/27	5,160	4,632
[5]	Rogers Communications Inc.	2.950%	3/15/25	7,995	7,624
	Rogers Communications Inc.	3.625%	12/15/25	5,346	5,116
	Rogers Communications Inc.	2.900%	11/15/26	3,312	3,025
[5]	Rogers Communications Inc.	3.200%	3/15/27	6,000	5,551
	Sprint LLC	7.875%	9/15/23	2,000	2,030
	Take-Two Interactive Software Inc.	3.300%	3/28/24	3,785	3,694
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,210	5,017
	Take-Two Interactive Software Inc.	3.700%	4/14/27	2,868	2,700
	TCI Communications Inc.	7.875%	2/15/26	4,285	4,641
	Telefonica Emisiones SA	4.103%	3/8/27	7,806	7,399
	TELUS Corp.	2.800%	2/16/27	5,065	4,680
	Thomson Reuters Corp.	3.350%	5/15/26	2,630	2,495
	T-Mobile USA Inc.	3.500%	4/15/25	28,761	27,688

8

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	1.500%	2/15/26	10,477	9,388
	T-Mobile USA Inc.	2.250%	2/15/26	742	676
	T-Mobile USA Inc.	2.625%	4/15/26	12,142	11,121
	T-Mobile USA Inc.	3.750%	4/15/27	34,701	32,718
	T-Mobile USA Inc.	5.375%	4/15/27	3,011	3,036
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,864	7,539
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,171	5,847
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,877	10,743
	Verizon Communications Inc.	0.750%	3/22/24	1,257	1,193
	Verizon Communications Inc.	3.376%	2/15/25	12,140	11,768
	Verizon Communications Inc.	0.850%	11/20/25	13,446	12,009
	Verizon Communications Inc.	1.450%	3/20/26	16,925	15,212
	Verizon Communications Inc.	2.625%	8/15/26	20,039	18,511
	Verizon Communications Inc.	4.125%	3/16/27	27,606	26,889
	Verizon Communications Inc.	3.000%	3/22/27	7,747	7,204
	Verizon Communications Inc.	2.100%	3/22/28	15,000	13,012
	Vodafone Group plc	3.750%	1/16/24	10,369	10,239
	Vodafone Group plc	4.125%	5/30/25	14,510	14,282
	Walt Disney Co.	1.750%	8/30/24	11,226	10,691
	Walt Disney Co.	3.700%	9/15/24	3,029	2,967
	Walt Disney Co.	3.350%	3/24/25	15,935	15,435
	Walt Disney Co.	3.700%	10/15/25	7,013	6,806
	Walt Disney Co.	1.750%	1/13/26	9,538	8,738
	Walt Disney Co.	3.375%	11/15/26	6,213	5,876
[5]	Warnermedia Holdings Inc.	3.428%	3/15/24	13,374	12,980
[5]	Warnermedia Holdings Inc.	3.528%	3/15/24	5,222	5,060
[5]	Warnermedia Holdings Inc.	3.638%	3/15/25	16,780	15,960
[5]	Warnermedia Holdings Inc.	3.788%	3/15/25	5,315	5,082
[5]	Warnermedia Holdings Inc.	3.755%	3/15/27	35,917	32,417
	Weibo Corp.	3.500%	7/5/24	5,700	5,524
	WPP Finance 2010	3.750%	9/19/24	3,111	3,013
					849,488
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	18,982	18,348
	Amazon.com Inc.	2.730%	4/13/24	4,397	4,285
	Amazon.com Inc.	0.450%	5/12/24	25,761	24,302
	Amazon.com Inc.	2.800%	8/22/24	23,095	22,374
	Amazon.com Inc.	4.700%	11/29/24	10,000	9,996
	Amazon.com Inc.	3.800%	12/5/24	2,682	2,640
	Amazon.com Inc.	0.800%	6/3/25	10,351	9,461
	Amazon.com Inc.	4.600%	12/1/25	10,480	10,467
	Amazon.com Inc.	5.200%	12/3/25	4,004	4,078
	Amazon.com Inc.	1.000%	5/12/26	10,435	9,250
	Amazon.com Inc.	3.300%	4/13/27	39,888	37,884
	Amazon.com Inc.	3.150%	8/22/27	17,955	16,905
	Amazon.com Inc.	4.550%	12/1/27	15,000	14,957
[3]	American Honda Finance Corp.	2.050%	1/10/23	6,949	6,946
[3]	American Honda Finance Corp.	3.550%	1/12/24	4,232	4,174
[3]	American Honda Finance Corp.	2.900%	2/16/24	5,975	5,834
[3]	American Honda Finance Corp.	2.400%	6/27/24	10,935	10,539
[3]	American Honda Finance Corp.	0.550%	7/12/24	9,442	8,829
[3]	American Honda Finance Corp.	0.750%	8/9/24	159	149
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,563	6,264
[3]	American Honda Finance Corp.	1.200%	7/8/25	4,795	4,386
[3]	American Honda Finance Corp.	1.000%	9/10/25	4,665	4,216
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,621	3,310
[3]	American Honda Finance Corp.	2.350%	1/8/27	1,099	999
	Aptiv plc	2.396%	2/18/25	4,200	3,961
	AutoNation Inc.	3.500%	11/15/24	3,461	3,317
	AutoNation Inc.	4.500%	10/1/25	3,254	3,159
	AutoNation Inc.	3.800%	11/15/27	5,000	4,543
	AutoZone Inc.	3.125%	4/18/24	7,660	7,459
	AutoZone Inc.	3.250%	4/15/25	855	821
	AutoZone Inc.	3.625%	4/15/25	5,401	5,234
	AutoZone Inc.	3.125%	4/21/26	4,377	4,132
	AutoZone Inc.	3.750%	6/1/27	5,541	5,288
	BorgWarner Inc.	3.375%	3/15/25	4,330	4,145
	BorgWarner Inc.	2.650%	7/1/27	8,545	7,613
	Brunswick Corp.	0.850%	8/18/24	3,507	3,241
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,120
	DR Horton Inc.	2.500%	10/15/24	4,910	4,672
	DR Horton Inc.	2.600%	10/15/25	5,700	5,302
	DR Horton Inc.	1.400%	10/15/27	2,000	1,667
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	3.450%	8/1/24	6,222	6,058
	eBay Inc.	1.900%	3/11/25	6,700	6,272
	eBay Inc.	5.900%	11/22/25	5,000	5,113
	eBay Inc.	1.400%	5/10/26	5,085	4,513
	eBay Inc.	3.600%	6/5/27	4,497	4,249
	eBay Inc.	5.950%	11/22/27	5,000	5,144
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,517	4,392
	General Motors Co.	4.000%	4/1/25	5,382	5,257
	General Motors Co.	6.125%	10/1/25	24,214	24,685
	General Motors Co.	6.800%	10/1/27	8,210	8,525
	General Motors Financial Co. Inc.	3.250%	1/5/23	6,340	6,340
	General Motors Financial Co. Inc.	5.100%	1/17/24	10,979	10,947
	General Motors Financial Co. Inc.	1.050%	3/8/24	3,415	3,243
	General Motors Financial Co. Inc.	3.950%	4/13/24	8,060	7,901
	General Motors Financial Co. Inc.	1.200%	10/15/24	895	829
	General Motors Financial Co. Inc.	3.500%	11/7/24	8,514	8,212
	General Motors Financial Co. Inc.	4.000%	1/15/25	10,700	10,388
	General Motors Financial Co. Inc.	2.900%	2/26/25	18,060	17,141
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,981	5,777
	General Motors Financial Co. Inc.	4.350%	4/9/25	3,892	3,791
	General Motors Financial Co. Inc.	2.750%	6/20/25	13,955	13,069
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,611	4,473
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,709	8,559
	General Motors Financial Co. Inc.	5.250%	3/1/26	13,307	13,104
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,955	7,773
	General Motors Financial Co. Inc.	4.000%	10/6/26	12,528	11,805
	General Motors Financial Co. Inc.	4.350%	1/17/27	12,741	12,123
	General Motors Financial Co. Inc.	2.350%	2/26/27	4,825	4,217
	General Motors Financial Co. Inc.	5.000%	4/9/27	16,023	15,534
	General Motors Financial Co. Inc.	2.700%	8/20/27	4,865	4,248
	Genuine Parts Co.	1.750%	2/1/25	1,100	1,028
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	187
	Harley-Davidson Inc.	3.500%	7/28/25	4,049	3,850
	Hasbro Inc.	3.000%	11/19/24	3,388	3,250
	Hasbro Inc.	3.550%	11/19/26	10,843	10,172
	Home Depot Inc.	3.750%	2/15/24	8,782	8,694
	Home Depot Inc.	2.700%	4/15/25	2,940	2,817
	Home Depot Inc.	3.350%	9/15/25	10,467	10,156
	Home Depot Inc.	4.000%	9/15/25	1,750	1,728
	Home Depot Inc.	3.000%	4/1/26	12,426	11,826
	Home Depot Inc.	2.125%	9/15/26	6,313	5,781
	Home Depot Inc.	2.500%	4/15/27	10,354	9,524
	Home Depot Inc.	2.875%	4/15/27	11,220	10,479
	Home Depot Inc.	2.800%	9/14/27	10,081	9,351
	Honda Motor Co. Ltd.	2.271%	3/10/25	12,495	11,832
	Honda Motor Co. Ltd.	2.534%	3/10/27	21,295	19,491
	Hyatt Hotels Corp.	1.800%	10/1/24	2,850	2,670
	Hyatt Hotels Corp.	5.625%	4/23/25	4,716	4,682
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,379
	JD.com Inc.	3.875%	4/29/26	4,439	4,218
	Leggett & Platt Inc.	3.800%	11/15/24	1,087	1,054
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,340
	Leland Stanford Junior University	1.289%	6/1/27	3,121	2,702
	Lennar Corp.	4.500%	4/30/24	12,233	12,070
	Lennar Corp.	5.875%	11/15/24	5,708	5,736
	Lennar Corp.	4.750%	5/30/25	5,857	5,803
	Lennar Corp.	5.250%	6/1/26	1,337	1,338
	Lennar Corp.	4.750%	11/29/27	2,060	1,981
	Lowe's Cos. Inc.	3.125%	9/15/24	6,285	6,091
	Lowe's Cos. Inc.	4.000%	4/15/25	5,101	5,001
	Lowe's Cos. Inc.	4.400%	9/8/25	4,250	4,193
	Lowe's Cos. Inc.	3.375%	9/15/25	9,478	9,103
	Lowe's Cos. Inc.	2.500%	4/15/26	8,498	7,930
	Lowe's Cos. Inc.	3.350%	4/1/27	9,681	9,095
	Lowe's Cos. Inc.	3.100%	5/3/27	3,262	3,040
	Magna International Inc.	3.625%	6/15/24	8,632	8,440
	Magna International Inc.	4.150%	10/1/25	1,547	1,509
	Marriott International Inc.	3.600%	4/15/24	7,530	7,370
	Marriott International Inc.	3.750%	3/15/25	2,813	2,719
[3]	Marriott International Inc.	5.750%	5/1/25	1,948	1,969
	Marriott International Inc.	3.750%	10/1/25	4,862	4,663
[3]	Marriott International Inc.	3.125%	6/15/26	3,844	3,593

9

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marriott International Inc.	5.000%	10/15/27	5,165	5,102
[3]	McDonald's Corp.	3.375%	5/26/25	5,310	5,134
[3]	McDonald's Corp.	3.300%	7/1/25	12,488	12,079
[3]	McDonald's Corp.	1.450%	9/1/25	6,836	6,276
[3]	McDonald's Corp.	3.700%	1/30/26	7,616	7,411
[3]	McDonald's Corp.	3.500%	3/1/27	13,561	12,914
[5]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	3,000	2,850
	NIKE Inc.	2.400%	3/27/25	11,176	10,674
	NIKE Inc.	2.750%	3/27/27	6,465	6,044
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,260	3,136
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,250	2,124
	Owens Corning	4.200%	12/1/24	3,643	3,589
	Owens Corning	3.400%	8/15/26	3,141	2,945
	PulteGroup Inc.	5.500%	3/1/26	4,509	4,528
	PulteGroup Inc.	5.000%	1/15/27	2,185	2,162
	PVH Corp.	4.625%	7/10/25	4,335	4,186
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,406
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,264
	Ross Stores Inc.	0.875%	4/15/26	10,080	8,854
	Snap-on Inc.	3.250%	3/1/27	1,956	1,850
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,610	5,345
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,263	3,664
	Starbucks Corp.	3.800%	8/15/25	7,684	7,517
	Starbucks Corp.	2.450%	6/15/26	287	266
	Starbucks Corp.	2.000%	3/12/27	2,644	2,363
	TJX Cos. Inc.	2.250%	9/15/26	7,246	6,631
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,846	3,761
	Toyota Motor Corp.	0.681%	3/25/24	6,095	5,785
	Toyota Motor Corp.	2.358%	7/2/24	3,522	3,391
	Toyota Motor Corp.	1.339%	3/25/26	9,954	8,925
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,591
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	8,296	8,276
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	8,577	8,192
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,976	4,845
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	9,361	8,783
	Toyota Motor Credit Corp.	0.625%	9/13/24	9,325	8,681
[3]	Toyota Motor Credit Corp.	4.400%	9/20/24	7,635	7,571
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	9,185	8,603
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	26,750	25,151
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	16,281	15,647
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,475	5,370
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,960	5,343
	Toyota Motor Credit Corp.	5.400%	11/10/25	5,600	5,686
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,734	6,904
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,450	8,361
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,055	943
	Toyota Motor Credit Corp.	3.050%	3/22/27	7,390	6,894
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,170	4,408
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	7,385	7,285
	Toyota Motor Credit Corp.	5.450%	11/10/27	10,115	10,354
	VF Corp.	2.400%	4/23/25	6,271	5,885
	VF Corp.	2.800%	4/23/27	3,780	3,433
	Whirlpool Corp.	4.000%	3/1/24	1,580	1,556
	Whirlpool Corp.	3.700%	5/1/25	1,640	1,594
[3]	Yale University	0.873%	4/15/25	4,366	4,017
					1,132,353
Consumer Staples (1.5%)
	Altria Group Inc.	4.000%	1/31/24	9,181	9,087
	Altria Group Inc.	3.800%	2/14/24	4,875	4,789
	Altria Group Inc.	2.350%	5/6/25	4,795	4,510
	Altria Group Inc.	4.400%	2/14/26	10,693	10,482
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	32,809	31,602
	Archer-Daniels-Midland Co.	2.500%	8/11/26	2,801	2,599
	BAT Capital Corp.	3.222%	8/15/24	8,606	8,298
	BAT Capital Corp.	2.789%	9/6/24	15,220	14,575
	BAT Capital Corp.	3.215%	9/6/26	3,462	3,198
	BAT Capital Corp.	4.700%	4/2/27	1,350	1,297
	BAT Capital Corp.	3.557%	8/15/27	25,175	22,924
	BAT Capital Corp.	2.259%	3/25/28	5,000	4,161
	BAT International Finance plc	1.668%	3/25/26	14,632	12,955
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,505
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,915	3,569
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,904	4,574
	Campbell Soup Co.	3.950%	3/15/25	16,710	16,324
	Campbell Soup Co.	3.300%	3/19/25	3,825	3,682
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,892
	Clorox Co.	3.100%	10/1/27	2,190	2,023
	Coca-Cola Co.	1.750%	9/6/24	8,753	8,346
	Coca-Cola Co.	3.375%	3/25/27	14,475	13,888
	Coca-Cola Co.	1.450%	6/1/27	7,381	6,519
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	3,007
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	2,729	2,686
	Colgate-Palmolive Co.	3.100%	8/15/27	7,500	7,104
	Conagra Brands Inc.	4.300%	5/1/24	10,446	10,298
	Conagra Brands Inc.	4.600%	11/1/25	8,548	8,409
	Constellation Brands Inc.	3.600%	5/9/24	875	856
	Constellation Brands Inc.	4.750%	11/15/24	10,739	10,669
	Constellation Brands Inc.	4.400%	11/15/25	5,360	5,270
	Constellation Brands Inc.	4.750%	12/1/25	4,192	4,182
	Constellation Brands Inc.	3.700%	12/6/26	6,423	6,112
	Constellation Brands Inc.	4.350%	5/9/27	4,178	4,066
	Costco Wholesale Corp.	2.750%	5/18/24	13,021	12,676
	Costco Wholesale Corp.	3.000%	5/18/27	19,656	18,508
	Costco Wholesale Corp.	1.375%	6/20/27	14,680	12,868
	Diageo Capital plc	2.125%	10/24/24	7,843	7,442
	Diageo Capital plc	1.375%	9/29/25	4,669	4,283
	Diageo Capital plc	5.300%	10/24/27	10,400	10,643
	Dollar General Corp.	4.250%	9/20/24	1,645	1,624
	Dollar General Corp.	4.150%	11/1/25	5,804	5,663
	Dollar General Corp.	3.875%	4/15/27	4,804	4,582
	Dollar General Corp.	4.625%	11/1/27	2,265	2,225
	Dollar Tree Inc.	4.000%	5/15/25	7,904	7,719
	Estee Lauder Cos. Inc.	2.000%	12/1/24	1,587	1,505
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,616	3,426
	General Mills Inc.	3.650%	2/15/24	2,048	2,017
	General Mills Inc.	4.000%	4/17/25	3,396	3,318
	General Mills Inc.	3.200%	2/10/27	7,500	7,102
	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	10,358	9,864
	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,910	4,764
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	22,539	21,000
	Hershey Co.	2.625%	5/1/23	750	744
	Hershey Co.	2.050%	11/15/24	3,457	3,291
	Hershey Co.	0.900%	6/1/25	3,445	3,150
	Hershey Co.	3.200%	8/21/25	592	570
	Hershey Co.	2.300%	8/15/26	3,825	3,513
	Hormel Foods Corp.	0.650%	6/3/24	5,810	5,479
	Ingredion Inc.	3.200%	10/1/26	4,227	3,959
	J M Smucker Co.	3.500%	3/15/25	9,760	9,446
	J M Smucker Co.	3.375%	12/15/27	3,000	2,775
[5]	JBS USA LUX SA	2.500%	1/15/27	4,595	4,020
	Kellogg Co.	2.650%	12/1/23	1,884	1,843
	Kellogg Co.	3.250%	4/1/26	3,656	3,481
	Keurig Dr Pepper Inc.	0.750%	3/15/24	9,080	8,624
	Keurig Dr Pepper Inc.	4.417%	5/25/25	6,113	6,049
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,444	2,348
	Keurig Dr Pepper Inc.	2.550%	9/15/26	739	677
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,717	4,403
	Kimberly-Clark Corp.	3.050%	8/15/25	2,040	1,960
	Kimberly-Clark Corp.	2.750%	2/15/26	3,146	2,970
	Kraft Heinz Foods Co.	3.000%	6/1/26	14,200	13,299
	Kraft Heinz Foods Co.	3.875%	5/15/27	19,309	18,449
	Kroger Co.	4.000%	2/1/24	1,795	1,773
	Kroger Co.	3.500%	2/1/26	1,752	1,672
	Kroger Co.	2.650%	10/15/26	5,207	4,781
	Kroger Co.	3.700%	8/1/27	1,849	1,747
	McCormick & Co. Inc.	3.150%	8/15/24	10,502	10,158
	McCormick & Co. Inc.	0.900%	2/15/26	4,742	4,163
	McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,643
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,842	11,597
	Molson Coors Beverage Co.	3.000%	7/15/26	19,964	18,537
	Mondelez International Inc.	2.125%	3/17/24	2,154	2,077
	Mondelez International Inc.	1.500%	5/4/25	7,817	7,245
	Mondelez International Inc.	2.625%	3/17/27	9,050	8,219

10

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.600%	3/1/24	7,037	6,953
	PepsiCo Inc.	2.250%	3/19/25	21,901	20,842
	PepsiCo Inc.	2.750%	4/30/25	8,874	8,499
	PepsiCo Inc.	3.500%	7/17/25	7,688	7,506
	PepsiCo Inc.	2.850%	2/24/26	5,081	4,833
	PepsiCo Inc.	2.375%	10/6/26	6,056	5,642
	PepsiCo Inc.	2.625%	3/19/27	11,101	10,299
	PepsiCo Inc.	3.000%	10/15/27	7,595	7,132
	Philip Morris International Inc.	2.875%	5/1/24	2,189	2,125
	Philip Morris International Inc.	3.250%	11/10/24	4,939	4,776
	Philip Morris International Inc.	5.125%	11/15/24	7,119	7,125
	Philip Morris International Inc.	1.500%	5/1/25	8,377	7,749
	Philip Morris International Inc.	3.375%	8/11/25	6,955	6,679
	Philip Morris International Inc.	5.000%	11/17/25	6,539	6,572
	Philip Morris International Inc.	2.750%	2/25/26	7,840	7,358
	Philip Morris International Inc.	0.875%	5/1/26	3,876	3,406
	Philip Morris International Inc.	5.125%	11/17/27	15,525	15,672
	Procter & Gamble Co.	3.100%	8/15/23	9,777	9,713
	Procter & Gamble Co.	0.550%	10/29/25	4,639	4,162
	Procter & Gamble Co.	2.700%	2/2/26	2,451	2,326
	Procter & Gamble Co.	2.450%	11/3/26	3,275	3,034
	Procter & Gamble Co.	2.800%	3/25/27	15,589	14,624
	Procter & Gamble Co.	2.850%	8/11/27	4,330	4,053
	Reynolds American Inc.	4.450%	6/12/25	32,341	31,649
	Sysco Corp.	3.750%	10/1/25	8,436	8,161
	Sysco Corp.	3.300%	7/15/26	5,736	5,417
	Target Corp.	3.500%	7/1/24	3,369	3,303
	Target Corp.	2.250%	4/15/25	14,173	13,444
	Target Corp.	2.500%	4/15/26	11,152	10,448
	Target Corp.	1.950%	1/15/27	6,835	6,208
	Tyson Foods Inc.	3.950%	8/15/24	12,094	11,899
	Tyson Foods Inc.	4.000%	3/1/26	10,200	9,868
	Unilever Capital Corp.	3.250%	3/7/24	8,190	8,043
	Unilever Capital Corp.	2.600%	5/5/24	3,800	3,687
	Unilever Capital Corp.	0.626%	8/12/24	2,775	2,598
	Unilever Capital Corp.	3.375%	3/22/25	3,008	2,928
	Unilever Capital Corp.	3.100%	7/30/25	4,940	4,752
	Unilever Capital Corp.	2.000%	7/28/26	6,372	5,818
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	5,060	4,935
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	14,087	13,385
	Walmart Inc.	3.300%	4/22/24	14,845	14,550
	Walmart Inc.	2.850%	7/8/24	7,053	6,848
	Walmart Inc.	2.650%	12/15/24	14,396	13,848
	Walmart Inc.	3.550%	6/26/25	6,893	6,746
	Walmart Inc.	3.900%	9/9/25	6,905	6,804
	Walmart Inc.	3.050%	7/8/26	6,185	5,941
	Walmart Inc.	1.050%	9/17/26	3,840	3,397
	Walmart Inc.	3.950%	9/9/27	7,025	6,940
					959,046
Energy (1.6%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,235	1,107
	Baker Hughes Holdings LLC	3.337%	12/15/27	5,626	5,205
	Boardwalk Pipelines LP	4.950%	12/15/24	3,443	3,405
	Boardwalk Pipelines LP	5.950%	6/1/26	9,255	9,388
	BP Capital Markets America Inc.	3.796%	9/21/25	9,582	9,409
	BP Capital Markets America Inc.	3.410%	2/11/26	6,493	6,241
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	15,389	14,594
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	8,839	8,241
	BP Capital Markets America Inc.	3.543%	4/6/27	5,874	5,583
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	5,988	5,703
	BP Capital Markets plc	3.279%	9/19/27	1,852	1,740
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,160	1,139
	Canadian Natural Resources Ltd.	3.900%	2/1/25	4,973	4,837
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,741	6,274
	Canadian Natural Resources Ltd.	3.850%	6/1/27	11,060	10,439
	Cenovus Energy Inc.	4.250%	4/15/27	4,737	4,539
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	17,615	17,927
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	15,544	15,632
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	13,592	13,451
	Chevron Corp.	2.895%	3/3/24	10,043	9,818
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron Corp.	1.554%	5/11/25	24,539	22,833
	Chevron Corp.	3.326%	11/17/25	6,727	6,507
	Chevron Corp.	2.954%	5/16/26	8,780	8,332
	Chevron Corp.	1.995%	5/11/27	5,065	4,552
	Chevron USA Inc.	3.900%	11/15/24	5,430	5,338
	Chevron USA Inc.	0.687%	8/12/25	4,478	4,051
	Chevron USA Inc.	1.018%	8/12/27	2,190	1,879
	CNOOC Finance 2014 ULC	4.250%	4/30/24	9,076	8,968
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	8,900	8,576
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,199	3,154
	ConocoPhillips Co.	2.125%	3/8/24	8,000	7,749
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,460
	ConocoPhillips Co.	2.400%	3/7/25	8,275	7,867
	ConocoPhillips Co.	3.350%	5/15/25	638	610
	Continental Resources Inc.	3.800%	6/1/24	6,560	6,378
	Coterra Energy Inc.	3.900%	5/15/27	9,362	8,749
	DCP Midstream Operating LP	5.375%	7/15/25	2,583	2,559
	DCP Midstream Operating LP	5.625%	7/15/27	3,660	3,636
	Devon Energy Corp.	5.250%	9/15/24	6,548	6,548
	Devon Energy Corp.	5.850%	12/15/25	2,700	2,752
	Diamondback Energy Inc.	3.250%	12/1/26	4,970	4,630
	Enbridge Energy Partners LP	5.875%	10/15/25	5,222	5,308
	Enbridge Inc.	2.150%	2/16/24	1,615	1,560
	Enbridge Inc.	3.500%	6/10/24	7,045	6,854
	Enbridge Inc.	2.500%	1/15/25	4,164	3,940
	Enbridge Inc.	2.500%	2/14/25	2,745	2,593
	Enbridge Inc.	1.600%	10/4/26	755	661
	Enbridge Inc.	4.250%	12/1/26	5,775	5,560
	Enbridge Inc.	3.700%	7/15/27	4,675	4,381
[3]	Energy Transfer LP	5.875%	1/15/24	17,286	17,330
	Energy Transfer LP	4.900%	2/1/24	5,375	5,309
	Energy Transfer LP	4.250%	4/1/24	6,115	6,004
	Energy Transfer LP	4.500%	4/15/24	8,622	8,502
	Energy Transfer LP	3.900%	5/15/24	5,361	5,224
	Energy Transfer LP	4.050%	3/15/25	5,619	5,445
	Energy Transfer LP	2.900%	5/15/25	11,195	10,548
	Energy Transfer LP	5.950%	12/1/25	6,603	6,701
	Energy Transfer LP	4.750%	1/15/26	7,650	7,465
	Energy Transfer LP	3.900%	7/15/26	5,286	4,998
	Energy Transfer LP	4.400%	3/15/27	6,968	6,628
	Energy Transfer LP	4.200%	4/15/27	6,320	5,965
[3]	Energy Transfer LP	5.500%	6/1/27	5,952	5,916
	Energy Transfer LP	4.000%	10/1/27	1,500	1,402
	Energy Transfer LP	5.550%	2/15/28	2,700	2,675
	Enterprise Products Operating LLC	3.900%	2/15/24	9,087	8,952
	Enterprise Products Operating LLC	3.750%	2/15/25	15,805	15,369
	Enterprise Products Operating LLC	3.700%	2/15/26	898	865
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	6,220	5,085
	EOG Resources Inc.	3.150%	4/1/25	5,574	5,378
	EOG Resources Inc.	4.150%	1/15/26	8,277	8,123
	EQT Corp.	6.125%	2/1/25	8,395	8,418
	EQT Corp.	5.678%	10/1/25	1,420	1,417
[5]	EQT Corp.	3.125%	5/15/26	4,200	3,867
	EQT Corp.	5.700%	4/1/28	1,900	1,889
	Exxon Mobil Corp.	3.176%	3/15/24	9,017	8,844
	Exxon Mobil Corp.	2.019%	8/16/24	11,759	11,266
	Exxon Mobil Corp.	2.709%	3/6/25	11,435	10,941
	Exxon Mobil Corp.	2.992%	3/19/25	37,900	36,534
	Exxon Mobil Corp.	3.043%	3/1/26	19,652	18,762
	Exxon Mobil Corp.	3.294%	3/19/27	3,220	3,090
	Halliburton Co.	3.800%	11/15/25	3,579	3,481
	Hess Corp.	3.500%	7/15/24	4,610	4,475
	Hess Corp.	4.300%	4/1/27	5,241	5,016
	HF Sinclair Corp.	5.875%	4/1/26	8,132	8,153
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,735	5,661
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	11,038	10,898
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,138	7,023
	Kinder Morgan Inc.	4.300%	6/1/25	5,543	5,441
	Kinder Morgan Inc.	1.750%	11/15/26	2,567	2,265
	Magellan Midstream Partners LP	5.000%	3/1/26	3,740	3,720
	Marathon Oil Corp.	4.400%	7/15/27	3,521	3,362
	Marathon Petroleum Corp.	3.625%	9/15/24	6,827	6,647
	Marathon Petroleum Corp.	4.700%	5/1/25	21,874	21,554

11

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marathon Petroleum Corp.	5.125%	12/15/26	4,610	4,592
	MPLX LP	4.875%	12/1/24	9,500	9,415
	MPLX LP	4.000%	2/15/25	5,967	5,782
	MPLX LP	4.875%	6/1/25	5,410	5,348
	MPLX LP	1.750%	3/1/26	5,434	4,851
	MPLX LP	4.125%	3/1/27	9,256	8,762
	MPLX LP	4.250%	12/1/27	979	925
	MPLX LP	4.000%	3/15/28	3,787	3,527
	Northwest Pipeline LLC	4.000%	4/1/27	246	233
	ONEOK Inc.	2.750%	9/1/24	3,136	3,004
	ONEOK Inc.	5.850%	1/15/26	3,280	3,326
	ONEOK Inc.	4.000%	7/13/27	3,535	3,330
	ONEOK Partners LP	4.900%	3/15/25	8,615	8,498
	Ovintiv Exploration Inc.	5.375%	1/1/26	5,447	5,395
	Phillips 66	0.900%	2/15/24	3,000	2,871
	Phillips 66	3.850%	4/9/25	14,600	14,229
	Phillips 66	1.300%	2/15/26	335	299
[5]	Phillips 66 Co.	2.450%	12/15/24	3,280	3,086
[5]	Phillips 66 Co.	3.605%	2/15/25	2,675	2,590
[5]	Phillips 66 Co.	3.550%	10/1/26	5,246	4,919
	Pioneer Natural Resources Co.	1.125%	1/15/26	8,258	7,359
	Plains All American Pipeline LP	3.600%	11/1/24	5,865	5,680
	Plains All American Pipeline LP	4.650%	10/15/25	8,516	8,339
	Plains All American Pipeline LP	4.500%	12/15/26	6,664	6,407
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	24,835	24,844
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,873	16,913
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	13,133	13,289
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,702	11,480
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,266	3,910
	Shell International Finance BV	2.000%	11/7/24	11,201	10,651
	Shell International Finance BV	3.250%	5/11/25	23,144	22,432
	Shell International Finance BV	2.875%	5/10/26	5,205	4,905
	Shell International Finance BV	2.500%	9/12/26	11,162	10,354
	Spectra Energy Partners LP	4.750%	3/15/24	10,840	10,771
	Spectra Energy Partners LP	3.500%	3/15/25	5,322	5,120
	Spectra Energy Partners LP	3.375%	10/15/26	8,246	7,696
	Targa Resources Corp.	5.200%	7/1/27	4,700	4,617
	Targa Resources Partners LP	6.500%	7/15/27	6,500	6,563
	TC PipeLines LP	4.375%	3/13/25	2,310	2,263
	TC PipeLines LP	3.900%	5/25/27	5,305	5,014
	TotalEnergies Capital International SA	3.700%	1/15/24	13,086	12,912
	TotalEnergies Capital International SA	3.750%	4/10/24	5,208	5,142
	TotalEnergies Capital International SA	2.434%	1/10/25	4,737	4,525
	TransCanada PipeLines Ltd.	1.000%	10/12/24	10,150	9,402
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,274	2,262
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,098	7,570
	Williams Cos. Inc.	4.300%	3/4/24	12,175	12,015
	Williams Cos. Inc.	4.550%	6/24/24	9,476	9,371
	Williams Cos. Inc.	3.900%	1/15/25	4,972	4,845
	Williams Cos. Inc.	4.000%	9/15/25	15,299	14,866
	Williams Cos. Inc.	3.750%	6/15/27	9,135	8,610
					1,024,374
Financials (11.6%)
	AerCap Ireland Capital DAC	4.875%	1/16/24	6,385	6,324
	AerCap Ireland Capital DAC	3.150%	2/15/24	13,618	13,208
	AerCap Ireland Capital DAC	2.875%	8/14/24	5,575	5,275
	AerCap Ireland Capital DAC	1.650%	10/29/24	27,495	25,390
	AerCap Ireland Capital DAC	3.500%	1/15/25	5,593	5,340
	AerCap Ireland Capital DAC	6.500%	7/15/25	16,820	17,087
	AerCap Ireland Capital DAC	4.450%	10/1/25	10,448	10,057
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,548	11,940
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,151	2,062
	AerCap Ireland Capital DAC	2.450%	10/29/26	56,335	49,268
	AerCap Ireland Capital DAC	3.650%	7/21/27	300	272
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,965	3,918
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,281	4,113
	Aflac Inc.	1.125%	3/15/26	4,218	3,736
	Aflac Inc.	2.875%	10/15/26	3,905	3,631
[3]	Air Lease Corp.	4.250%	2/1/24	3,615	3,552
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Air Lease Corp.	0.700%	2/15/24	4,756	4,495
	Air Lease Corp.	0.800%	8/18/24	6,895	6,356
	Air Lease Corp.	4.250%	9/15/24	3,282	3,214
[3]	Air Lease Corp.	2.300%	2/1/25	4,937	4,603
	Air Lease Corp.	3.250%	3/1/25	11,479	10,901
	Air Lease Corp.	3.375%	7/1/25	5,058	4,770
[3]	Air Lease Corp.	2.875%	1/15/26	7,959	7,369
[3]	Air Lease Corp.	3.750%	6/1/26	6,057	5,674
	Air Lease Corp.	1.875%	8/15/26	5,673	4,938
	Air Lease Corp.	3.625%	4/1/27	5,210	4,751
	Air Lease Corp.	5.850%	12/15/27	4,685	4,687
	Aircastle Ltd.	4.125%	5/1/24	150	145
	Aircastle Ltd.	4.250%	6/15/26	5,084	4,786
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,651
	Allstate Corp.	0.750%	12/15/25	3,777	3,355
	Allstate Corp.	3.280%	12/15/26	4,980	4,727
	Ally Financial Inc.	3.875%	5/21/24	16,110	15,703
	Ally Financial Inc.	5.125%	9/30/24	13,517	13,402
	Ally Financial Inc.	4.625%	3/30/25	9,084	8,868
	Ally Financial Inc.	5.800%	5/1/25	8,336	8,303
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,697
	Ally Financial Inc.	7.100%	11/15/27	4,050	4,129
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	3,863
	American Express Co.	3.400%	2/22/24	12,547	12,323
	American Express Co.	3.375%	5/3/24	21,305	20,882
	American Express Co.	2.500%	7/30/24	18,389	17,696
	American Express Co.	3.000%	10/30/24	16,155	15,638
	American Express Co.	3.625%	12/5/24	6,203	6,043
	American Express Co.	2.250%	3/4/25	7,181	6,784
	American Express Co.	3.950%	8/1/25	12,525	12,274
	American Express Co.	4.200%	11/6/25	6,693	6,615
	American Express Co.	3.125%	5/20/26	4,027	3,796
	American Express Co.	1.650%	11/4/26	9,317	8,257
	American Express Co.	2.550%	3/4/27	9,845	8,965
	American Express Co.	5.850%	11/5/27	20,025	20,805
	American International Group Inc.	4.125%	2/15/24	5,715	5,651
	American International Group Inc.	2.500%	6/30/25	8,671	8,169
	American International Group Inc.	3.900%	4/1/26	5,069	4,903
	Ameriprise Financial Inc.	3.700%	10/15/24	4,874	4,751
	Ameriprise Financial Inc.	3.000%	4/2/25	8,757	8,390
	Aon Corp.	2.850%	5/28/27	6,607	6,049
	Aon Global Ltd.	3.500%	6/14/24	6,690	6,533
	Aon Global Ltd.	3.875%	12/15/25	5,324	5,190
	Arch Capital Finance LLC	4.011%	12/15/26	3,570	3,410
	Ares Capital Corp.	4.200%	6/10/24	4,706	4,544
	Ares Capital Corp.	4.250%	3/1/25	3,887	3,691
	Ares Capital Corp.	3.250%	7/15/25	8,671	7,977
	Ares Capital Corp.	3.875%	1/15/26	13,075	12,002
	Ares Capital Corp.	2.150%	7/15/26	6,484	5,499
	Ares Capital Corp.	2.875%	6/15/27	585	496
	Assurant Inc.	4.200%	9/27/23	1,726	1,706
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,799	1,791
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,667	3,564
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	2,000	2,007
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,526
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	1,993
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	6,028	5,392
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	3,200	3,197
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	6,800	6,823
	Banco Santander SA	2.706%	6/27/24	10,526	10,104
	Banco Santander SA	2.746%	5/28/25	17,535	16,417
	Banco Santander SA	5.147%	8/18/25	24,545	24,308
	Banco Santander SA	5.179%	11/19/25	8,785	8,674
	Banco Santander SA	1.849%	3/25/26	10,970	9,740
	Banco Santander SA	4.250%	4/11/27	14,181	13,511
	Banco Santander SA	5.294%	8/18/27	8,645	8,434
	Banco Santander SA	1.722%	9/14/27	8,799	7,522
	Banco Santander SA	4.175%	3/24/28	7,015	6,501
[3]	Bank of America Corp.	4.125%	1/22/24	4,427	4,387

12

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	4.000%	4/1/24	8,100	7,998
[3]	Bank of America Corp.	1.486%	5/19/24	8,299	8,169
[3]	Bank of America Corp.	4.200%	8/26/24	17,423	17,154
[3]	Bank of America Corp.	4.000%	1/22/25	19,245	18,837
	Bank of America Corp.	1.843%	2/4/25	2,183	2,091
[3]	Bank of America Corp.	3.458%	3/15/25	5,023	4,894
[3]	Bank of America Corp.	3.950%	4/21/25	31,109	30,306
	Bank of America Corp.	0.976%	4/22/25	20,266	18,995
	Bank of America Corp.	3.841%	4/25/25	6,592	6,435
[3]	Bank of America Corp.	3.875%	8/1/25	5,887	5,731
[3]	Bank of America Corp.	0.981%	9/25/25	16,159	14,905
[3]	Bank of America Corp.	3.093%	10/1/25	26,229	25,129
[3]	Bank of America Corp.	2.456%	10/22/25	27,731	26,199
[3]	Bank of America Corp.	1.530%	12/6/25	13,097	12,082
[3]	Bank of America Corp.	3.366%	1/23/26	18,331	17,486
[3]	Bank of America Corp.	2.015%	2/13/26	33,949	31,478
[3]	Bank of America Corp.	4.450%	3/3/26	5,501	5,390
[3]	Bank of America Corp.	3.384%	4/2/26	13,615	12,999
[3]	Bank of America Corp.	3.500%	4/19/26	6,271	5,988
[3]	Bank of America Corp.	1.319%	6/19/26	53,288	48,000
	Bank of America Corp.	6.220%	9/15/26	1,834	1,899
[3]	Bank of America Corp.	4.250%	10/22/26	18,242	17,638
[3]	Bank of America Corp.	1.197%	10/24/26	16,497	14,695
[3]	Bank of America Corp.	1.658%	3/11/27	35,019	30,946
[3]	Bank of America Corp.	3.559%	4/23/27	33,642	31,523
	Bank of America Corp.	1.734%	7/22/27	75,440	66,126
[3]	Bank of America Corp.	4.183%	11/25/27	20,964	19,911
[3]	Bank of America Corp.	3.824%	1/20/28	17,408	16,251
	Bank of America Corp.	2.551%	2/4/28	10,369	9,209
	Bank of America Corp.	4.376%	4/27/28	25,445	24,328
	Bank of America Corp.	4.948%	7/22/28	40,814	39,885
	Bank of America Corp.	6.204%	11/10/28	20,400	21,000
[3]	Bank of America Corp.	3.419%	12/20/28	5,000	4,535
	Bank of Montreal	0.450%	12/8/23	10,841	10,397
[3]	Bank of Montreal	3.300%	2/5/24	10,036	9,849
[3]	Bank of Montreal	2.150%	3/8/24	5,355	5,176
[3]	Bank of Montreal	2.500%	6/28/24	8,266	7,958
[3]	Bank of Montreal	4.250%	9/14/24	1,195	1,179
[3]	Bank of Montreal	1.500%	1/10/25	3,865	3,606
[3]	Bank of Montreal	1.850%	5/1/25	13,628	12,730
[3]	Bank of Montreal	3.700%	6/7/25	8,013	7,776
[3]	Bank of Montreal	1.250%	9/15/26	11,413	10,001
[3]	Bank of Montreal	0.949%	1/22/27	14,650	12,943
[3]	Bank of Montreal	2.650%	3/8/27	15,325	14,011
[3]	Bank of Montreal	4.700%	9/14/27	3,800	3,762
[3]	Bank of Montreal	4.338%	10/5/28	4,520	4,431
[3]	Bank of Montreal	4.800%	Perpetual	117	108
[3]	Bank of New York Mellon	5.224%	11/21/25	7,907	7,900
[3]	Bank of New York Mellon Corp.	0.350%	12/7/23	7,812	7,489
[3]	Bank of New York Mellon Corp.	0.500%	4/26/24	6,204	5,856
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,885	4,785
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	9,934	9,662
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	6,125	5,841
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,735	3,601
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	6,738	6,261
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	5,510	5,167
	Bank of New York Mellon Corp.	4.414%	7/24/26	16,485	16,247
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,155	1,063
	Bank of New York Mellon Corp.	2.050%	1/26/27	3,884	3,496
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	8,728	8,211
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,676	7,203
	Bank of New York Mellon Corp.	5.802%	10/25/28	9,000	9,294
	Bank of Nova Scotia	3.400%	2/11/24	16,332	16,049
	Bank of Nova Scotia	2.440%	3/11/24	4,775	4,623
	Bank of Nova Scotia	0.700%	4/15/24	12,383	11,698
	Bank of Nova Scotia	0.650%	7/31/24	801	747
	Bank of Nova Scotia	5.250%	12/6/24	7,600	7,608
	Bank of Nova Scotia	1.450%	1/10/25	3,375	3,141
	Bank of Nova Scotia	2.200%	2/3/25	19,104	17,995
	Bank of Nova Scotia	3.450%	4/11/25	13,067	12,592
	Bank of Nova Scotia	1.300%	6/11/25	2,065	1,892
	Bank of Nova Scotia	4.500%	12/16/25	8,312	8,155
	Bank of Nova Scotia	1.050%	3/2/26	6,624	5,862
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	1.350%	6/24/26	4,625	4,103
	Bank of Nova Scotia	2.700%	8/3/26	12,436	11,517
	Bank of Nova Scotia	1.300%	9/15/26	8,726	7,630
	Bank of Nova Scotia	2.951%	3/11/27	10,000	9,214
	BankUnited Inc.	4.875%	11/17/25	3,507	3,450
[3]	Barclays Bank plc	3.750%	5/15/24	2,510	2,465
	Barclays plc	4.375%	9/11/24	4,568	4,470
	Barclays plc	3.650%	3/16/25	8,785	8,432
[3]	Barclays plc	3.932%	5/7/25	9,554	9,263
	Barclays plc	4.375%	1/12/26	20,006	19,304
[3]	Barclays plc	2.852%	5/7/26	9,226	8,566
	Barclays plc	5.200%	5/12/26	18,445	17,925
	Barclays plc	5.304%	8/9/26	7,450	7,399
	Barclays plc	7.325%	11/2/26	5,000	5,184
	Barclays plc	2.279%	11/24/27	10,431	9,041
	Barclays plc	5.501%	8/9/28	12,461	12,116
	Barclays plc	7.385%	11/2/28	16,250	16,902
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,250	1,155
	Berkshire Hathaway Inc.	3.125%	3/15/26	20,731	19,891
	BGC Partners Inc.	3.750%	10/1/24	2,542	2,430
	BlackRock Inc.	3.500%	3/18/24	6,748	6,642
	BlackRock Inc.	3.200%	3/15/27	660	625
	Blackstone Private Credit Fund	2.350%	11/22/24	5,145	4,709
[5]	Blackstone Private Credit Fund	7.050%	9/29/25	2,590	2,567
	Blackstone Private Credit Fund	2.625%	12/15/26	11,985	9,926
	Blackstone Private Credit Fund	3.250%	3/15/27	12,414	10,462
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,467	4,110
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,645	6,695
	Blackstone Secured Lending Fund	2.125%	2/15/27	619	512
[3]	BNP Paribas SA	4.250%	10/15/24	7,735	7,555
	BPCE SA	4.000%	4/15/24	6,228	6,122
[3]	BPCE SA	3.375%	12/2/26	3,090	2,898
	Brookfield Corp.	4.000%	1/15/25	4,736	4,626
	Brookfield Finance Inc.	4.000%	4/1/24	5,069	4,981
	Brookfield Finance Inc.	4.250%	6/2/26	2,748	2,650
	Brown & Brown Inc.	4.200%	9/15/24	4,204	4,125
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,936	9,520
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,540	5,406
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	5,352	4,989
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,873	6,486
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,533	6,270
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	10,945	10,701
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,285	3,847
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,485	5,701
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,081	1,956
	Capital One Financial Corp.	3.900%	1/29/24	5,325	5,258
	Capital One Financial Corp.	3.750%	4/24/24	7,369	7,232
	Capital One Financial Corp.	3.300%	10/30/24	16,685	16,103
	Capital One Financial Corp.	3.200%	2/5/25	9,386	9,038
	Capital One Financial Corp.	4.250%	4/30/25	21,557	21,153
	Capital One Financial Corp.	4.166%	5/9/25	9,148	8,935
	Capital One Financial Corp.	4.200%	10/29/25	12,955	12,522
	Capital One Financial Corp.	2.636%	3/3/26	9,075	8,509
	Capital One Financial Corp.	3.750%	7/28/26	7,017	6,624
	Capital One Financial Corp.	3.750%	3/9/27	9,405	8,931
	Capital One Financial Corp.	4.927%	5/10/28	6,680	6,471
[3]	Capital One NA	2.280%	1/28/26	647	605
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,200
	Charles Schwab Corp.	3.550%	2/1/24	3,532	3,481
	Charles Schwab Corp.	0.750%	3/18/24	19,935	18,948
	Charles Schwab Corp.	3.750%	4/1/24	3,965	3,904
	Charles Schwab Corp.	3.000%	3/10/25	3,020	2,903
	Charles Schwab Corp.	4.200%	3/24/25	5,525	5,465
	Charles Schwab Corp.	3.625%	4/1/25	2,019	1,966
	Charles Schwab Corp.	3.850%	5/21/25	7,268	7,097

13

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	0.900%	3/11/26	1,881	1,666
	Charles Schwab Corp.	1.150%	5/13/26	25,345	22,531
	Charles Schwab Corp.	3.200%	3/2/27	4,313	4,057
	Charles Schwab Corp.	2.450%	3/3/27	10,712	9,790
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,558	7,396
	Chubb INA Holdings Inc.	3.150%	3/15/25	15,453	14,918
	Chubb INA Holdings Inc.	3.350%	5/3/26	8,634	8,274
[3]	Citibank NA	3.650%	1/23/24	9,658	9,529
	Citigroup Inc.	3.750%	6/16/24	5,449	5,360
	Citigroup Inc.	4.000%	8/5/24	365	359
	Citigroup Inc.	3.875%	3/26/25	7,031	6,842
[3]	Citigroup Inc.	3.352%	4/24/25	23,555	22,836
	Citigroup Inc.	3.300%	4/27/25	4,245	4,107
	Citigroup Inc.	0.981%	5/1/25	7,442	6,967
	Citigroup Inc.	4.140%	5/24/25	15,649	15,410
	Citigroup Inc.	4.400%	6/10/25	26,952	26,456
	Citigroup Inc.	5.500%	9/13/25	13,581	13,658
	Citigroup Inc.	3.700%	1/12/26	15,512	14,925
	Citigroup Inc.	2.014%	1/25/26	13,096	12,127
	Citigroup Inc.	4.600%	3/9/26	12,353	12,155
[3]	Citigroup Inc.	3.106%	4/8/26	48,389	45,768
	Citigroup Inc.	3.400%	5/1/26	13,832	13,132
	Citigroup Inc.	5.610%	9/29/26	3,636	3,646
	Citigroup Inc.	3.200%	10/21/26	4,026	3,732
	Citigroup Inc.	4.300%	11/20/26	5,619	5,423
	Citigroup Inc.	1.122%	1/28/27	12,568	10,958
	Citigroup Inc.	1.462%	6/9/27	1,383	1,200
	Citigroup Inc.	4.450%	9/29/27	13,077	12,491
[3]	Citigroup Inc.	3.887%	1/10/28	21,507	20,101
[3]	Citigroup Inc.	3.070%	2/24/28	65,515	59,115
	Citigroup Inc.	4.658%	5/24/28	29,991	28,998
[3]	Citigroup Inc.	3.668%	7/24/28	10,645	9,777
[3]	Citigroup Inc.	3.520%	10/27/28	15,000	13,662
[3]	Citizens Bank NA	2.250%	4/28/25	3,555	3,311
	Citizens Bank NA	4.119%	5/23/25	2,279	2,232
	Citizens Bank NA	6.064%	10/24/25	5,220	5,275
[3]	Citizens Bank NA	3.750%	2/18/26	3,141	3,011
	Citizens Bank NA	4.575%	8/9/28	5,100	4,920
	Citizens Financial Group Inc.	2.850%	7/27/26	3,958	3,663
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,628
	CME Group Inc.	3.000%	3/15/25	6,853	6,628
	CNA Financial Corp.	3.950%	5/15/24	3,728	3,664
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,348
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,650
	CNO Financial Group Inc.	5.250%	5/30/25	7,675	7,627
[3]	Comerica Bank	2.500%	7/23/24	3,104	2,980
	Cooperatieve Rabobank UA	0.375%	1/12/24	2,684	2,558
	Cooperatieve Rabobank UA	3.875%	8/22/24	4,600	4,520
	Cooperatieve Rabobank UA	1.375%	1/10/25	5,558	5,201
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	18,141	17,589
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,826	11,539
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,041	7,573
[5]	Corebridge Financial Inc.	3.500%	4/4/25	365	350
[5]	Corebridge Financial Inc.	3.650%	4/5/27	32,845	30,597
	Credit Suisse AG	1.000%	5/5/23	7,214	7,063
	Credit Suisse AG	0.495%	2/2/24	9,525	8,842
[3]	Credit Suisse AG	3.625%	9/9/24	22,304	20,817
	Credit Suisse AG	3.700%	2/21/25	6,760	6,227
	Credit Suisse AG	2.950%	4/9/25	23,233	20,960
	Credit Suisse AG	1.250%	8/7/26	7,655	6,180
	Credit Suisse Group AG	3.750%	3/26/25	18,622	16,817
	Credit Suisse Group AG	4.550%	4/17/26	7,096	6,313
	Deutsche Bank AG	0.898%	5/28/24	2,570	2,404
[3]	Deutsche Bank AG	3.700%	5/30/24	19,590	19,013
	Deutsche Bank AG	3.700%	5/30/24	1,615	1,588
[3]	Deutsche Bank AG	2.222%	9/18/24	19,288	18,624
	Deutsche Bank AG	1.447%	4/1/25	9,591	8,913
	Deutsche Bank AG	4.500%	4/1/25	12,776	12,161
[3]	Deutsche Bank AG	3.961%	11/26/25	3,652	3,492
	Deutsche Bank AG	4.100%	1/13/26	160	154
[3]	Deutsche Bank AG	4.100%	1/13/26	3,460	3,306
	Deutsche Bank AG	1.686%	3/19/26	8,498	7,625
	Deutsche Bank AG	6.119%	7/14/26	5,742	5,712
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	2.129%	11/24/26	7,908	6,976
	Deutsche Bank AG	5.371%	9/9/27	1,347	1,355
	Deutsche Bank AG	2.311%	11/16/27	13,814	11,736
	Deutsche Bank AG	2.552%	1/7/28	10,048	8,554
	Discover Bank	2.450%	9/12/24	15,664	14,883
[3]	Discover Bank	4.250%	3/13/26	2,591	2,478
[3]	Discover Bank	3.450%	7/27/26	165	152
	Discover Financial Services	3.950%	11/6/24	2,746	2,674
	Discover Financial Services	3.750%	3/4/25	3,540	3,409
	Discover Financial Services	4.500%	1/30/26	3,469	3,362
	Discover Financial Services	4.100%	2/9/27	14,100	13,271
	Eaton Vance Corp.	3.500%	4/6/27	3,212	2,991
	Fifth Third Bancorp	4.300%	1/16/24	14,897	14,755
	Fifth Third Bancorp	3.650%	1/25/24	12,023	11,846
	Fifth Third Bancorp	2.375%	1/28/25	6,694	6,349
	Fifth Third Bancorp	2.550%	5/5/27	1,702	1,532
	Fifth Third Bancorp	1.707%	11/1/27	4,155	3,667
	Fifth Third Bancorp	4.055%	4/25/28	3,850	3,657
[3]	Fifth Third Bank NA	3.850%	3/15/26	15,186	14,497
[3]	Fifth Third Bank NA	2.250%	2/1/27	6,171	5,566
	First American Financial Corp.	4.600%	11/15/24	1,819	1,790
	First Horizon Corp.	4.000%	5/26/25	2,671	2,596
[3]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	4,900	4,625
	Franklin BSP Lending Corp.	3.250%	3/30/26	3,350	2,926
	Franklin Resources Inc.	2.850%	3/30/25	4,829	4,602
	FS KKR Capital Corp.	4.625%	7/15/24	7,151	6,922
	FS KKR Capital Corp.	4.125%	2/1/25	3,547	3,333
	FS KKR Capital Corp.	3.400%	1/15/26	4,859	4,315
	FS KKR Capital Corp.	2.625%	1/15/27	2,424	2,026
	GATX Corp.	3.900%	3/30/23	2,475	2,460
	GATX Corp.	3.250%	3/30/25	1,980	1,889
	GATX Corp.	3.250%	9/15/26	2,010	1,871
	GATX Corp.	3.850%	3/30/27	3,497	3,270
	GE Capital Funding LLC	3.450%	5/15/25	12,645	12,149
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	395	378
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,315	3,190
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,153
	Goldman Sachs Group Inc.	3.625%	2/20/24	21,575	21,209
	Goldman Sachs Group Inc.	4.000%	3/3/24	15,947	15,744
	Goldman Sachs Group Inc.	3.000%	3/15/24	11,005	10,732
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	10,870	10,664
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,879	6,656
	Goldman Sachs Group Inc.	1.757%	1/24/25	25,225	24,141
	Goldman Sachs Group Inc.	3.500%	4/1/25	39,800	38,315
	Goldman Sachs Group Inc.	3.750%	5/22/25	21,843	21,145
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	38,441	36,967
	Goldman Sachs Group Inc.	4.250%	10/21/25	28,635	28,009
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,555	14,991
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,384	2,240
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,467	11,889
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,519	7,718
	Goldman Sachs Group Inc.	3.850%	1/26/27	18,997	18,088
	Goldman Sachs Group Inc.	1.431%	3/9/27	17,115	14,975
	Goldman Sachs Group Inc.	1.542%	9/10/27	12,435	10,743
	Goldman Sachs Group Inc.	1.948%	10/21/27	57,723	50,376
	Goldman Sachs Group Inc.	2.640%	2/24/28	50,440	44,878
	Goldman Sachs Group Inc.	3.615%	3/15/28	24,429	22,682
	Goldman Sachs Group Inc.	4.482%	8/23/28	19,375	18,532
	Golub Capital BDC Inc.	3.375%	4/15/24	6,300	6,043
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	3,768
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,655	2,587
	Hercules Capital Inc.	2.625%	9/16/26	105	89
	Hercules Capital Inc.	3.375%	1/20/27	360	308
	HSBC Holdings plc	4.250%	3/14/24	14,585	14,332
[3]	HSBC Holdings plc	3.950%	5/18/24	15,853	15,717
[3]	HSBC Holdings plc	3.803%	3/11/25	41,609	40,526
	HSBC Holdings plc	0.976%	5/24/25	5,180	4,792
	HSBC Holdings plc	4.250%	8/18/25	6,539	6,296
[3]	HSBC Holdings plc	2.633%	11/7/25	33,045	31,126
	HSBC Holdings plc	4.180%	12/9/25	5,519	5,357
	HSBC Holdings plc	4.300%	3/8/26	30,173	29,197
	HSBC Holdings plc	2.999%	3/10/26	13,729	12,903

14

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	HSBC Holdings plc	1.645%	4/18/26	14,486	13,080
	HSBC Holdings plc	3.900%	5/25/26	31,593	30,132
[3]	HSBC Holdings plc	2.099%	6/4/26	33,757	30,771
[3]	HSBC Holdings plc	4.292%	9/12/26	14,254	13,677
	HSBC Holdings plc	4.375%	11/23/26	11,394	10,952
	HSBC Holdings plc	1.589%	5/24/27	16,993	14,645
	HSBC Holdings plc	2.251%	11/22/27	20,969	18,165
[3]	HSBC Holdings plc	4.041%	3/13/28	20,621	19,019
	HSBC Holdings plc	4.755%	6/9/28	5,210	4,934
	HSBC Holdings plc	5.210%	8/11/28	20,546	19,786
	HSBC Holdings plc	7.390%	11/3/28	25,500	26,763
	HSBC USA Inc.	3.750%	5/24/24	3,320	3,258
	HSBC USA Inc.	3.500%	6/23/24	4,631	4,508
	Huntington Bancshares Inc.	2.625%	8/6/24	11,446	10,992
	Huntington Bancshares Inc.	4.000%	5/15/25	8,202	7,996
	Huntington Bancshares Inc.	4.443%	8/4/28	4,750	4,515
	Huntington National Bank	4.008%	5/16/25	2,760	2,703
	Huntington National Bank	5.699%	11/18/25	5,700	5,717
	Huntington National Bank	4.552%	5/17/28	4,400	4,242
	ING Groep NV	3.550%	4/9/24	4,604	4,505
	ING Groep NV	3.869%	3/28/26	10,470	10,050
	ING Groep NV	3.950%	3/29/27	8,156	7,693
	ING Groep NV	1.726%	4/1/27	4,235	3,730
	ING Groep NV	4.017%	3/28/28	12,900	12,048
	Intercontinental Exchange Inc.	3.650%	5/23/25	10,715	10,486
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,246	9,976
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,509	3,257
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,415	11,027
	Invesco Finance plc	4.000%	1/30/24	4,000	3,968
	Invesco Finance plc	3.750%	1/15/26	775	744
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,636	2,593
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,907	5,806
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,050	1,088
	JPMorgan Chase & Co.	3.875%	2/1/24	7,532	7,445
	JPMorgan Chase & Co.	3.625%	5/13/24	18,677	18,363
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	1,340	1,318
	JPMorgan Chase & Co.	3.875%	9/10/24	14,462	14,147
	JPMorgan Chase & Co.	3.125%	1/23/25	4,320	4,170
	JPMorgan Chase & Co.	0.563%	2/16/25	4,003	3,776
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	18,729	18,203
	JPMorgan Chase & Co.	0.824%	6/1/25	21,439	19,997
	JPMorgan Chase & Co.	0.969%	6/23/25	8,797	8,203
	JPMorgan Chase & Co.	3.900%	7/15/25	7,560	7,397
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,548
	JPMorgan Chase & Co.	0.768%	8/9/25	2,324	2,144
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	24,434	23,001
	JPMorgan Chase & Co.	1.561%	12/10/25	18,754	17,353
	JPMorgan Chase & Co.	5.546%	12/15/25	15,000	15,001
	JPMorgan Chase & Co.	2.595%	2/24/26	3,080	2,897
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	36,346	33,639
	JPMorgan Chase & Co.	3.300%	4/1/26	3,125	2,966
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	68,930	63,962
	JPMorgan Chase & Co.	4.080%	4/26/26	4,230	4,113
	JPMorgan Chase & Co.	3.200%	6/15/26	2,767	2,616
	JPMorgan Chase & Co.	2.950%	10/1/26	12,172	11,355
	JPMorgan Chase & Co.	7.625%	10/15/26	4,920	5,380
	JPMorgan Chase & Co.	1.045%	11/19/26	26,593	23,480
	JPMorgan Chase & Co.	4.125%	12/15/26	28,194	27,264
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	17,894	17,082
	JPMorgan Chase & Co.	1.040%	2/4/27	42,736	37,213
	JPMorgan Chase & Co.	1.578%	4/22/27	80,650	70,984
	JPMorgan Chase & Co.	8.000%	4/29/27	1,140	1,274
	JPMorgan Chase & Co.	1.470%	9/22/27	31,758	27,450
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	27,224	25,464
	JPMorgan Chase & Co.	2.947%	2/24/28	16,817	15,223
	JPMorgan Chase & Co.	4.323%	4/26/28	14,245	13,580
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	270	249
	JPMorgan Chase & Co.	4.851%	7/25/28	29,730	29,025
	Kemper Corp.	4.350%	2/15/25	3,648	3,551
[3]	KeyBank NA	3.300%	6/1/25	5,431	5,224
[3]	KeyBank NA	4.150%	8/8/25	4,230	4,137
[3]	KeyBank NA	5.850%	11/15/27	10,025	10,317
[3]	KeyCorp	3.878%	5/23/25	5,193	5,082
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	KeyCorp	4.150%	10/29/25	4,586	4,476
[3]	KeyCorp	2.250%	4/6/27	8,409	7,477
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	2,623	2,627
	Lazard Group LLC	3.750%	2/13/25	3,120	3,014
	Lazard Group LLC	3.625%	3/1/27	2,445	2,265
	Legg Mason Inc.	4.750%	3/15/26	3,934	3,939
	Lincoln National Corp.	3.350%	3/9/25	3,284	3,158
	Lincoln National Corp.	3.625%	12/12/26	4,674	4,389
	Lloyds Banking Group plc	3.900%	3/12/24	3,060	3,003
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	6,702
	Lloyds Banking Group plc	4.450%	5/8/25	1,777	1,742
[3]	Lloyds Banking Group plc	3.870%	7/9/25	35,309	34,219
	Lloyds Banking Group plc	4.582%	12/10/25	325	314
[3]	Lloyds Banking Group plc	2.438%	2/5/26	7,940	7,377
	Lloyds Banking Group plc	3.511%	3/18/26	6,225	5,918
	Lloyds Banking Group plc	4.650%	3/24/26	11,309	10,811
	Lloyds Banking Group plc	4.716%	8/11/26	24,716	24,144
	Lloyds Banking Group plc	3.750%	1/11/27	2,740	2,550
	Lloyds Banking Group plc	1.627%	5/11/27	6,096	5,272
	Lloyds Banking Group plc	3.750%	3/18/28	11,265	10,386
[3]	Lloyds Banking Group plc	3.574%	11/7/28	3,535	3,179
	M&T Bank Corp.	4.000%	7/15/24	750	735
	M&T Bank Corp.	4.553%	8/16/28	3,950	3,824
	Main Street Capital Corp.	5.200%	5/1/24	4,250	4,185
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,434
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,681	5,441
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,910	6,954
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,773	2,530
	Manulife Financial Corp.	4.150%	3/4/26	4,047	3,940
	Manulife Financial Corp.	2.484%	5/19/27	7,979	7,180
[3]	Manulife Financial Corp.	4.061%	2/24/32	5,277	4,808
	Markel Corp.	3.500%	11/1/27	1,675	1,544
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	1,974
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	11,644	11,482
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,096	4,011
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,014	5,839
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,209	4,083
	Mastercard Inc.	3.375%	4/1/24	8,087	7,940
	Mastercard Inc.	2.000%	3/3/25	6,359	6,026
	Mastercard Inc.	2.950%	11/21/26	8,735	8,242
	Mastercard Inc.	3.300%	3/26/27	11,674	11,126
	Mercury General Corp.	4.400%	3/15/27	3,240	3,038
[3]	MetLife Inc.	4.368%	9/15/23	10,988	10,940
	MetLife Inc.	3.600%	4/10/24	7,847	7,707
	MetLife Inc.	3.000%	3/1/25	4,020	3,872
	MetLife Inc.	3.600%	11/13/25	5,704	5,545
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	4,078	3,997
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	12,703	12,422
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	5,027	4,836
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	29,671	27,780
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,956	9,950
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	11,807	11,679
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	16,955	15,758
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	7,700	7,651
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,101	1,012
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,058	5,791
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,795	5,301
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	41,302	35,860
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,336	9,509
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	19,785	17,114
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	5,345	4,710
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	4,860	4,579
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	24,010	23,438
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	4,950	4,905
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	6,096	5,881
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,925	4,845
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	3,411	3,250
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	6,011	5,675
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,125	4,758
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,017	7,378
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,039	5,490
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,845	3,572
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,463	2,132

15

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	9,442
	Mizuho Financial Group Inc.	5.414%	9/13/28	11,766	11,756
[3]	Morgan Stanley	4.100%	5/22/23	19,767	19,696
[3]	Morgan Stanley	3.875%	4/29/24	26,929	26,518
[3]	Morgan Stanley	3.700%	10/23/24	16,927	16,534
[3]	Morgan Stanley	0.791%	1/22/25	550	521
	Morgan Stanley	3.620%	4/17/25	14,864	14,498
	Morgan Stanley	0.790%	5/30/25	48,090	44,809
[3]	Morgan Stanley	2.720%	7/22/25	8,430	8,065
[3]	Morgan Stanley	4.000%	7/23/25	14,933	14,593
[3]	Morgan Stanley	0.864%	10/21/25	6,184	5,684
[3]	Morgan Stanley	1.164%	10/21/25	3,499	3,220
	Morgan Stanley	5.000%	11/24/25	8,299	8,272
[3]	Morgan Stanley	3.875%	1/27/26	16,659	16,133
	Morgan Stanley	2.630%	2/18/26	11,753	11,045
[3]	Morgan Stanley	2.188%	4/28/26	59,996	55,676
[3]	Morgan Stanley	3.125%	7/27/26	12,511	11,671
[3]	Morgan Stanley	6.250%	8/9/26	3,865	4,024
[3]	Morgan Stanley	4.350%	9/8/26	20,081	19,518
	Morgan Stanley	6.138%	10/16/26	6,700	6,852
	Morgan Stanley	0.985%	12/10/26	21,800	19,132
	Morgan Stanley	3.625%	1/20/27	11,540	10,894
	Morgan Stanley	3.950%	4/23/27	5,548	5,250
	Morgan Stanley	1.593%	5/4/27	35,466	31,135
[3]	Morgan Stanley	1.512%	7/20/27	54,916	47,692
	Morgan Stanley	2.475%	1/21/28	28,120	24,980
	Morgan Stanley	4.210%	4/20/28	40,195	38,179
	Morgan Stanley	6.296%	10/18/28	19,850	20,461
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	4,591	4,355
	Nasdaq Inc.	3.850%	6/30/26	2,494	2,407
	National Australia Bank Ltd.	5.132%	11/22/24	3,635	3,645
	National Australia Bank Ltd.	3.375%	1/14/26	1,063	1,016
[3]	National Australia Bank Ltd.	2.500%	7/12/26	18,280	16,841
[3]	NatWest Group plc	2.359%	5/22/24	17,644	17,392
[3]	NatWest Group plc	4.269%	3/22/25	6,307	6,160
	NatWest Group plc	4.800%	4/5/26	6,729	6,579
	NatWest Group plc	7.472%	11/10/26	12,515	13,032
[3]	NatWest Group plc	3.073%	5/22/28	20,575	18,377
	NatWest Group plc	5.516%	9/30/28	14,516	14,373
[3]	NatWest Group plc	3.754%	11/1/29	1,770	1,642
	Nomura Holdings Inc.	2.648%	1/16/25	10,515	9,931
	Nomura Holdings Inc.	5.099%	7/3/25	3,318	3,284
	Nomura Holdings Inc.	1.851%	7/16/25	17,796	16,200
	Nomura Holdings Inc.	1.653%	7/14/26	1,730	1,510
	Nomura Holdings Inc.	2.329%	1/22/27	16,130	14,140
	Nomura Holdings Inc.	5.386%	7/6/27	4,877	4,812
	Northern Trust Corp.	3.950%	10/30/25	4,579	4,485
	Northern Trust Corp.	4.000%	5/10/27	4,415	4,313
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,475	2,350
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,143
	Old Republic International Corp.	4.875%	10/1/24	3,780	3,749
	Old Republic International Corp.	3.875%	8/26/26	4,256	4,034
	ORIX Corp.	3.250%	12/4/24	4,512	4,342
	ORIX Corp.	5.000%	9/13/27	4,085	4,064
	Owl Rock Capital Corp.	5.250%	4/15/24	2,320	2,289
	Owl Rock Capital Corp.	4.000%	3/30/25	3,968	3,729
	Owl Rock Capital Corp.	3.750%	7/22/25	6,388	5,915
	Owl Rock Capital Corp.	4.250%	1/15/26	4,417	4,071
	Owl Rock Capital Corp.	3.400%	7/15/26	7,210	6,313
	Owl Rock Capital Corp.	2.625%	1/15/27	4,869	4,019
[3]	Owl Rock Core Income Corp.	5.500%	3/21/25	1,840	1,786
[5]	Owl Rock Core Income Corp.	7.750%	9/16/27	8,000	7,960
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	1,960	1,598
[3]	PNC Bank NA	3.300%	10/30/24	13,219	12,865
[3]	PNC Bank NA	2.950%	2/23/25	6,925	6,648
[3]	PNC Bank NA	3.875%	4/10/25	4,275	4,153
[3]	PNC Bank NA	3.250%	6/1/25	1,742	1,679
[3]	PNC Bank NA	4.200%	11/1/25	5,561	5,423
[3]	PNC Bank NA	3.100%	10/25/27	6,624	6,203
	PNC Financial Services Group Inc.	3.500%	1/23/24	8,737	8,602
	PNC Financial Services Group Inc.	3.900%	4/29/24	11,063	10,932
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,407	2,300
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	5.671%	10/28/25	2,815	2,849
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,513	5,708
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,159	12,292
	PNC Financial Services Group Inc.	5.354%	12/2/28	6,950	7,002
	Principal Financial Group Inc.	3.400%	5/15/25	1,516	1,466
	Progressive Corp.	2.500%	3/15/27	6,484	5,947
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,621
	Prospect Capital Corp.	3.364%	11/15/26	1,540	1,284
[3]	Prudential Financial Inc.	1.500%	3/10/26	272	245
[3]	Prudential Financial Inc.	5.200%	3/15/44	6,260	6,020
[3]	Prudential Financial Inc.	5.375%	5/15/45	5,001	4,841
[3]	Prudential Financial Inc.	4.500%	9/15/47	665	603
	Regions Financial Corp.	2.250%	5/18/25	6,359	5,947
	Reinsurance Group of America Inc.	3.950%	9/15/26	743	715
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,367
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,254
[3]	Royal Bank of Canada	0.425%	1/19/24	6,470	6,175
[3]	Royal Bank of Canada	2.550%	7/16/24	9,374	9,046
	Royal Bank of Canada	0.650%	7/29/24	1,549	1,447
	Royal Bank of Canada	5.660%	10/25/24	7,730	7,820
[3]	Royal Bank of Canada	2.250%	11/1/24	25,827	24,628
[3]	Royal Bank of Canada	1.600%	1/21/25	6,075	5,681
	Royal Bank of Canada	3.375%	4/14/25	10,475	10,143
[3]	Royal Bank of Canada	1.150%	6/10/25	15,482	14,186
[3]	Royal Bank of Canada	0.875%	1/20/26	12,652	11,246
[3]	Royal Bank of Canada	4.650%	1/27/26	14,054	13,879
	Royal Bank of Canada	1.200%	4/27/26	17,249	15,353
[3]	Royal Bank of Canada	1.150%	7/14/26	7,115	6,268
[3]	Royal Bank of Canada	1.400%	11/2/26	7,120	6,258
[3]	Royal Bank of Canada	2.050%	1/21/27	2,890	2,599
	Royal Bank of Canada	3.625%	5/4/27	2,435	2,318
[3]	Royal Bank of Canada	4.240%	8/3/27	15,275	14,896
	Santander Holdings USA Inc.	3.500%	6/7/24	11,620	11,295
	Santander Holdings USA Inc.	3.450%	6/2/25	3,418	3,254
	Santander Holdings USA Inc.	4.500%	7/17/25	11,721	11,465
	Santander Holdings USA Inc.	3.244%	10/5/26	19,456	18,015
	Santander Holdings USA Inc.	4.400%	7/13/27	8,847	8,437
	Santander Holdings USA Inc.	2.490%	1/6/28	7,705	6,629
	Santander UK Group Holdings plc	1.089%	3/15/25	7,370	6,898
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	3,404	2,997
	Santander UK Group Holdings plc	1.673%	6/14/27	11,375	9,646
	Santander UK Group Holdings plc	2.469%	1/11/28	22,605	19,333
	Santander UK plc	4.000%	3/13/24	11,962	11,818
	Santander UK plc	2.875%	6/18/24	2,767	2,669
[3]	Signature Bank	4.000%	10/15/30	2,940	2,681
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,147	1,105
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,817	2,467
	State Street Corp.	3.100%	5/15/23	6,642	6,596
[3]	State Street Corp.	3.776%	12/3/24	8,213	8,119
	State Street Corp.	3.300%	12/16/24	14,699	14,335
	State Street Corp.	3.550%	8/18/25	9,771	9,511
[3]	State Street Corp.	2.354%	11/1/25	9,000	8,585
	State Street Corp.	2.901%	3/30/26	8,382	7,968
	State Street Corp.	2.203%	2/7/28	5,000	4,490
	Stifel Financial Corp.	4.250%	7/18/24	3,395	3,328
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,105	2,044
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,002
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,514	4,295
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	8,898	8,542
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,351	6,989
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	5,681	5,374
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	41,651	37,955
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,074	4,471
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,898	8,578
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	18,720	16,240

16

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,328	14,205
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	19,584	18,296
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	14,354	12,715
	SVB Financial Group	3.500%	1/29/25	2,520	2,419
	SVB Financial Group	1.800%	10/28/26	6,235	5,467
	SVB Financial Group	4.345%	4/29/28	6,445	6,090
	Synchrony Bank	5.625%	8/23/27	24,272	23,700
	Synchrony Financial	4.375%	3/19/24	7,853	7,710
	Synchrony Financial	4.250%	8/15/24	11,335	11,078
	Synchrony Financial	4.500%	7/23/25	6,461	6,209
	Synchrony Financial	3.700%	8/4/26	4,437	4,091
[3]	Toronto-Dominion Bank	0.750%	6/12/23	4,313	4,234
	Toronto-Dominion Bank	0.550%	3/4/24	448	425
[3]	Toronto-Dominion Bank	2.350%	3/8/24	5,260	5,101
[3]	Toronto-Dominion Bank	3.250%	3/11/24	11,481	11,238
[3]	Toronto-Dominion Bank	2.650%	6/12/24	28,493	27,593
[3]	Toronto-Dominion Bank	4.285%	9/13/24	14,915	14,733
	Toronto-Dominion Bank	1.250%	12/13/24	12,062	11,223
[3]	Toronto-Dominion Bank	1.450%	1/10/25	6,880	6,410
	Toronto-Dominion Bank	3.766%	6/6/25	14,305	13,883
[3]	Toronto-Dominion Bank	1.150%	6/12/25	4,389	4,000
[3]	Toronto-Dominion Bank	0.750%	9/11/25	21,997	19,678
[3]	Toronto-Dominion Bank	0.750%	1/6/26	4,335	3,835
[3]	Toronto-Dominion Bank	1.200%	6/3/26	3,110	2,743
[3]	Toronto-Dominion Bank	1.250%	9/10/26	15,182	13,272
[3]	Toronto-Dominion Bank	1.950%	1/12/27	6,985	6,238
[3]	Toronto-Dominion Bank	2.800%	3/10/27	10,189	9,331
	Toronto-Dominion Bank	4.108%	6/8/27	20,445	19,743
[3]	Toronto-Dominion Bank	4.693%	9/15/27	15,115	14,943
	Trinity Acquisition plc	4.400%	3/15/26	6,183	5,986
[3]	Truist Bank	3.200%	4/1/24	13,135	12,833
[3]	Truist Bank	2.150%	12/6/24	6,439	6,123
[3]	Truist Bank	1.500%	3/10/25	10,009	9,291
[3]	Truist Bank	3.625%	9/16/25	15,137	14,556
[3]	Truist Bank	3.800%	10/30/26	3,011	2,854
[3]	Truist Financial Corp.	2.500%	8/1/24	1,973	1,895
[3]	Truist Financial Corp.	2.850%	10/26/24	14,282	13,775
	Truist Financial Corp.	4.000%	5/1/25	14,785	14,474
[3]	Truist Financial Corp.	3.700%	6/5/25	3,138	3,051
[3]	Truist Financial Corp.	1.267%	3/2/27	9,372	8,320
[3]	Truist Financial Corp.	1.125%	8/3/27	3,955	3,335
[3]	Truist Financial Corp.	4.123%	6/6/28	21,833	20,901
[3]	US Bancorp	3.700%	1/30/24	6,972	6,882
	US Bancorp	3.375%	2/5/24	10,181	10,006
	US Bancorp	2.400%	7/30/24	10,151	9,763
[3]	US Bancorp	3.600%	9/11/24	2,984	2,923
	US Bancorp	1.450%	5/12/25	11,871	11,016
[3]	US Bancorp	3.950%	11/17/25	2,995	2,930
[3]	US Bancorp	3.100%	4/27/26	13,212	12,490
[3]	US Bancorp	2.375%	7/22/26	10,198	9,414
	US Bancorp	5.727%	10/21/26	11,400	11,618
[3]	US Bancorp	3.150%	4/27/27	14,560	13,686
	US Bancorp	4.548%	7/22/28	20,000	19,594
[3]	US Bank NA	2.050%	1/21/25	7,000	6,629
[3]	US Bank NA	2.800%	1/27/25	8,839	8,518
	Visa Inc.	3.150%	12/14/25	31,775	30,646
	Visa Inc.	1.900%	4/15/27	12,117	10,934
	Visa Inc.	0.750%	8/15/27	1,534	1,309
	Voya Financial Inc.	3.650%	6/15/26	3,625	3,438
	Wachovia Corp.	7.574%	8/1/26	99	107
	Wells Fargo & Co.	4.480%	1/16/24	3,603	3,580
[3]	Wells Fargo & Co.	3.750%	1/24/24	15,338	15,141
[3]	Wells Fargo & Co.	1.654%	6/2/24	3,904	3,842
[3]	Wells Fargo & Co.	3.300%	9/9/24	3,785	3,677
[3]	Wells Fargo & Co.	3.000%	2/19/25	21,262	20,376
[3]	Wells Fargo & Co.	0.805%	5/19/25	5,220	4,887
[3]	Wells Fargo & Co.	3.550%	9/29/25	25,559	24,586
[3]	Wells Fargo & Co.	2.406%	10/30/25	38,900	36,838
[3]	Wells Fargo & Co.	2.164%	2/11/26	49,794	46,466
	Wells Fargo & Co.	3.000%	4/22/26	30,443	28,484
[3]	Wells Fargo & Co.	3.908%	4/25/26	19,798	19,229
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo & Co.	2.188%	4/30/26	38,581	35,909
[3]	Wells Fargo & Co.	4.100%	6/3/26	11,280	10,899
[3]	Wells Fargo & Co.	4.540%	8/15/26	12,280	12,045
	Wells Fargo & Co.	3.000%	10/23/26	29,881	27,620
[3]	Wells Fargo & Co.	3.196%	6/17/27	1,902	1,766
[3]	Wells Fargo & Co.	4.300%	7/22/27	31,150	30,001
[3]	Wells Fargo & Co.	3.526%	3/24/28	33,540	31,094
[3]	Wells Fargo & Co.	3.584%	5/22/28	19,023	17,621
[3]	Wells Fargo & Co.	4.808%	7/25/28	40,741	39,716
	Western Alliance Bancorp	3.000%	6/15/31	1,720	1,460
	Western Union Co.	2.850%	1/10/25	6,289	6,004
	Western Union Co.	1.350%	3/15/26	4,570	4,004
	Westpac Banking Corp.	3.650%	5/15/23	14,488	14,423
	Westpac Banking Corp.	3.300%	2/26/24	7,970	7,833
	Westpac Banking Corp.	5.350%	10/18/24	14,430	14,530
	Westpac Banking Corp.	1.019%	11/18/24	9,750	9,071
	Westpac Banking Corp.	2.350%	2/19/25	18,764	17,795
	Westpac Banking Corp.	2.850%	5/13/26	22,397	20,974
	Westpac Banking Corp.	3.350%	3/8/27	6,032	5,681
	Westpac Banking Corp.	5.457%	11/18/27	25,370	25,923
[3]	Westpac Banking Corp.	2.894%	2/4/30	15,236	13,968
[3]	Westpac Banking Corp.	4.322%	11/23/31	4,554	4,268
	Willis North America Inc.	3.600%	5/15/24	2,452	2,386
	Willis North America Inc.	4.650%	6/15/27	11,124	10,758
					7,532,286
Health Care (2.1%)
	Abbott Laboratories	2.950%	3/15/25	2,383	2,302
	Abbott Laboratories	3.875%	9/15/25	9,651	9,471
	Abbott Laboratories	3.750%	11/30/26	7,901	7,701
	AbbVie Inc.	3.850%	6/15/24	21,152	20,819
	AbbVie Inc.	2.600%	11/21/24	34,765	33,285
	AbbVie Inc.	3.800%	3/15/25	25,339	24,701
	AbbVie Inc.	3.600%	5/14/25	35,437	34,349
	AbbVie Inc.	3.200%	5/14/26	3,187	3,017
	AbbVie Inc.	2.950%	11/21/26	47,833	44,573
	Aetna Inc.	3.500%	11/15/24	4,386	4,264
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,442
	AmerisourceBergen Corp.	3.400%	5/15/24	12,020	11,736
	AmerisourceBergen Corp.	3.250%	3/1/25	4,367	4,208
	Amgen Inc.	3.625%	5/22/24	8,556	8,398
	Amgen Inc.	1.900%	2/21/25	9,568	8,978
	Amgen Inc.	2.600%	8/19/26	2,910	2,690
	Amgen Inc.	2.200%	2/21/27	22,260	20,009
	AstraZeneca Finance LLC	0.700%	5/28/24	9,345	8,815
	AstraZeneca Finance LLC	1.200%	5/28/26	23,298	20,758
	AstraZeneca plc	3.375%	11/16/25	20,329	19,648
	AstraZeneca plc	0.700%	4/8/26	11,590	10,198
	AstraZeneca plc	3.125%	6/12/27	6,715	6,317
	Baxalta Inc.	4.000%	6/23/25	12,994	12,657
	Baxter International Inc.	0.868%	12/1/23	11,456	11,018
	Baxter International Inc.	1.322%	11/29/24	11,900	11,079
	Baxter International Inc.	2.600%	8/15/26	5,804	5,364
	Baxter International Inc.	1.915%	2/1/27	12,685	11,265
	Becton Dickinson & Co.	3.363%	6/6/24	16,323	15,924
	Becton Dickinson & Co.	3.734%	12/15/24	3,634	3,543
	Becton Dickinson & Co.	3.700%	6/6/27	12,000	11,351
	Biogen Inc.	4.050%	9/15/25	11,465	11,133
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	2,998
	Boston Scientific Corp.	3.450%	3/1/24	6,936	6,801
	Boston Scientific Corp.	1.900%	6/1/25	6,956	6,496
	Bristol-Myers Squibb Co.	2.900%	7/26/24	39,922	38,791
	Bristol-Myers Squibb Co.	0.750%	11/13/25	4,978	4,480
	Bristol-Myers Squibb Co.	3.200%	6/15/26	21,832	20,839
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,000	4,274
	Bristol-Myers Squibb Co.	3.450%	11/15/27	7,825	7,468
	Cardinal Health Inc.	3.079%	6/15/24	8,805	8,550
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,949
	Cardinal Health Inc.	3.410%	6/15/27	2,834	2,653
	Cigna Corp.	0.613%	3/15/24	3,613	3,425
[3]	Cigna Corp.	3.500%	6/15/24	6,806	6,646
[3]	Cigna Corp.	3.250%	4/15/25	12,969	12,492
	Cigna Corp.	4.125%	11/15/25	21,587	21,109
[3]	Cigna Corp.	4.500%	2/25/26	11,470	11,304

17

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Corp.	1.250%	3/15/26	5,925	5,281
[3]	Cigna Corp.	3.400%	3/1/27	18,368	17,237
	CommonSpirit Health	2.760%	10/1/24	4,969	4,765
	CommonSpirit Health	1.547%	10/1/25	4,716	4,244
	CVS Health Corp.	3.375%	8/12/24	7,446	7,265
	CVS Health Corp.	2.625%	8/15/24	6,195	5,948
	CVS Health Corp.	4.100%	3/25/25	200	197
	CVS Health Corp.	3.875%	7/20/25	35,606	34,763
	CVS Health Corp.	2.875%	6/1/26	18,688	17,452
	CVS Health Corp.	3.000%	8/15/26	3,465	3,236
	CVS Health Corp.	3.625%	4/1/27	2,925	2,776
	CVS Health Corp.	1.300%	8/21/27	12,625	10,709
	Danaher Corp.	3.350%	9/15/25	1,721	1,657
	DH Europe Finance II Sarl	2.200%	11/15/24	6,865	6,536
	Elevance Health Inc.	3.500%	8/15/24	20,692	20,176
	Elevance Health Inc.	3.350%	12/1/24	11,867	11,519
	Elevance Health Inc.	2.375%	1/15/25	10,821	10,273
	Elevance Health Inc.	5.350%	10/15/25	1,635	1,654
	Elevance Health Inc.	1.500%	3/15/26	4,380	3,936
	Eli Lilly & Co.	5.500%	3/15/27	3,000	3,118
[5]	GE HealthCare Technologies Inc.	5.550%	11/15/24	5,150	5,167
[5]	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,000	5,030
[5]	GE HealthCare Technologies Inc.	5.650%	11/15/27	18,055	18,320
	Gilead Sciences Inc.	0.750%	9/29/23	6,186	5,993
	Gilead Sciences Inc.	3.700%	4/1/24	7,307	7,187
	Gilead Sciences Inc.	3.500%	2/1/25	10,525	10,196
	Gilead Sciences Inc.	3.650%	3/1/26	25,589	24,700
	Gilead Sciences Inc.	2.950%	3/1/27	13,650	12,714
	Gilead Sciences Inc.	1.200%	10/1/27	2,900	2,463
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,734	8,533
	GlaxoSmithKline Capital plc	3.000%	6/1/24	7,428	7,227
	HCA Inc.	5.000%	3/15/24	16,981	16,888
	HCA Inc.	5.375%	2/1/25	21,415	21,392
	HCA Inc.	5.250%	4/15/25	16,843	16,741
	HCA Inc.	5.875%	2/15/26	11,651	11,725
	HCA Inc.	5.250%	6/15/26	9,008	8,903
	HCA Inc.	5.375%	9/1/26	7,505	7,433
	HCA Inc.	4.500%	2/15/27	975	939
[5]	HCA Inc.	3.125%	3/15/27	13,190	11,998
	Humana Inc.	3.850%	10/1/24	6,384	6,258
	Humana Inc.	4.500%	4/1/25	4,965	4,908
	Humana Inc.	3.950%	3/15/27	3,130	2,999
	Illumina Inc.	5.800%	12/12/25	3,000	3,023
	Illumina Inc.	5.750%	12/13/27	3,000	3,039
	Johnson & Johnson	2.625%	1/15/25	3,323	3,201
	Johnson & Johnson	0.550%	9/1/25	9,490	8,571
	Johnson & Johnson	2.450%	3/1/26	12,618	11,865
	Johnson & Johnson	2.950%	3/3/27	13,623	12,873
	Johnson & Johnson	0.950%	9/1/27	125	108
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,822	3,564
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,199	6,977
	Laboratory Corp. of America Holdings	2.300%	12/1/24	4,642	4,394
	Laboratory Corp. of America Holdings	3.600%	2/1/25	4,134	4,002
	Laboratory Corp. of America Holdings	1.550%	6/1/26	8,785	7,779
	McKesson Corp.	3.796%	3/15/24	5,844	5,753
	McKesson Corp.	0.900%	12/3/25	5,246	4,667
	Merck & Co. Inc.	2.900%	3/7/24	7,764	7,589
	Merck & Co. Inc.	2.750%	2/10/25	8,909	8,541
	Merck & Co. Inc.	0.750%	2/24/26	9,150	8,109
	Merck & Co. Inc.	1.700%	6/10/27	17,451	15,499
	Novartis Capital Corp.	3.400%	5/6/24	11,623	11,389
	Novartis Capital Corp.	1.750%	2/14/25	8,351	7,877
	Novartis Capital Corp.	3.000%	11/20/25	5,082	4,873
	Novartis Capital Corp.	2.000%	2/14/27	16,481	15,004
	Novartis Capital Corp.	3.100%	5/17/27	4,574	4,335
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,132	1,910
	PerkinElmer Inc.	0.850%	9/15/24	5,480	5,083
	Pfizer Inc.	2.950%	3/15/24	4,291	4,194
	Pfizer Inc.	3.400%	5/15/24	7,088	6,958
	Pfizer Inc.	0.800%	5/28/25	4,175	3,820
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	2.750%	6/3/26	11,740	11,069
	Pfizer Inc.	3.000%	12/15/26	8,721	8,266
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,767	2,583
	Quest Diagnostics Inc.	4.250%	4/1/24	292	289
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	4,964
	Quest Diagnostics Inc.	3.450%	6/1/26	7,974	7,625
	Royalty Pharma plc	1.200%	9/2/25	5,230	4,682
	Royalty Pharma plc	1.750%	9/2/27	5,540	4,706
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,044	23,543
[3]	SSM Health Care Corp.	3.823%	6/1/27	2,979	2,813
	Stryker Corp.	0.600%	12/1/23	2,933	2,816
	Stryker Corp.	3.375%	5/15/24	5,145	5,021
	Stryker Corp.	3.375%	11/1/25	6,102	5,902
	Stryker Corp.	3.500%	3/15/26	1,400	1,343
[3]	Sutter Health	1.321%	8/15/25	2,580	2,345
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,530	15,513
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	10,050	10,100
	UnitedHealth Group Inc.	3.500%	2/15/24	3,961	3,898
	UnitedHealth Group Inc.	2.375%	8/15/24	4,989	4,803
	UnitedHealth Group Inc.	5.000%	10/15/24	2,945	2,964
	UnitedHealth Group Inc.	3.750%	7/15/25	15,556	15,226
	UnitedHealth Group Inc.	5.150%	10/15/25	6,495	6,573
	UnitedHealth Group Inc.	3.700%	12/15/25	7,185	7,018
	UnitedHealth Group Inc.	1.250%	1/15/26	1,168	1,060
	UnitedHealth Group Inc.	3.100%	3/15/26	1,690	1,614
	UnitedHealth Group Inc.	1.150%	5/15/26	10,861	9,712
	UnitedHealth Group Inc.	3.450%	1/15/27	4,775	4,550
	UnitedHealth Group Inc.	3.375%	4/15/27	10,699	10,149
	UnitedHealth Group Inc.	3.700%	5/15/27	6,415	6,202
	UnitedHealth Group Inc.	5.250%	2/15/28	5,485	5,615
	Universal Health Services Inc.	1.650%	9/1/26	5,620	4,833
[3]	UPMC	3.600%	4/3/25	5,665	5,464
	Utah Acquisition Sub Inc.	3.950%	6/15/26	22,100	20,654
	Viatris Inc.	1.650%	6/22/25	6,900	6,251
	Wyeth LLC	7.250%	3/1/23	1,000	1,003
	Wyeth LLC	6.450%	2/1/24	5,967	6,062
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,225	4,863
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,962	4,679
	Zoetis Inc.	5.400%	11/14/25	6,000	6,120
					1,393,634
Industrials (1.9%)
[3]	3M Co.	3.250%	2/14/24	12,565	12,331
	3M Co.	2.000%	2/14/25	5,890	5,577
	3M Co.	2.650%	4/15/25	2,900	2,770
[3]	3M Co.	3.000%	8/7/25	7,945	7,619
[3]	3M Co.	2.250%	9/19/26	2,299	2,122
	3M Co.	2.875%	10/15/27	7,000	6,478
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,229
	Amphenol Corp.	3.200%	4/1/24	3,030	2,961
	Amphenol Corp.	2.050%	3/1/25	3,050	2,863
[3]	BNSF Funding Trust I	6.613%	12/15/55	3,689	3,479
	Boeing Co.	4.508%	5/1/23	27,899	27,807
	Boeing Co.	1.875%	6/15/23	7,765	7,635
	Boeing Co.	1.950%	2/1/24	8,640	8,317
	Boeing Co.	1.433%	2/4/24	19,920	19,055
	Boeing Co.	2.800%	3/1/24	2,170	2,100
	Boeing Co.	2.850%	10/30/24	5,410	5,178
	Boeing Co.	4.875%	5/1/25	30,357	30,112
	Boeing Co.	2.600%	10/30/25	4,809	4,484
	Boeing Co.	2.750%	2/1/26	4,825	4,481
	Boeing Co.	2.196%	2/4/26	47,457	43,135
	Boeing Co.	3.100%	5/1/26	5,174	4,864
	Boeing Co.	2.250%	6/15/26	10,471	9,448
	Boeing Co.	2.700%	2/1/27	10,309	9,309
	Boeing Co.	5.040%	5/1/27	15,924	15,758
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	6,190	6,103
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	2,550	2,492
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,944	8,603
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,797	5,633
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	3,880	3,671
	Canadian National Railway Co.	2.750%	3/1/26	4,752	4,479

18

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	1.350%	12/2/24	13,047	12,174
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,806	5,557
	Canadian Pacific Railway Co.	1.750%	12/2/26	9,709	8,652
	Carrier Global Corp.	2.242%	2/15/25	34,038	32,099
	Carrier Global Corp.	2.493%	2/15/27	17,150	15,470
[3]	Caterpillar Financial Services Corp.	0.950%	1/10/24	8,403	8,079
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	5,115	4,972
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	4,800	4,691
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	7,130	6,648
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	10,760	10,259
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	9,198	8,937
[3]	Caterpillar Financial Services Corp.	4.900%	1/17/25	4,760	4,768
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,085	3,795
[3]	Caterpillar Financial Services Corp.	3.650%	8/12/25	6,476	6,317
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,572	2,311
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,106	7,229
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	2,958
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,736	8,778
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,263	10,758
	Caterpillar Inc.	3.400%	5/15/24	16,885	16,557
	CNH Industrial Capital LLC	4.200%	1/15/24	5,337	5,263
	CNH Industrial Capital LLC	5.450%	10/14/25	1,960	1,973
	CNH Industrial Capital LLC	1.875%	1/15/26	3,940	3,586
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	3,878	3,689
	CSX Corp.	3.400%	8/1/24	4,769	4,658
	CSX Corp.	3.350%	11/1/25	8,665	8,311
	CSX Corp.	2.600%	11/1/26	5,305	4,895
	CSX Corp.	3.250%	6/1/27	502	470
	Cummins Inc.	0.750%	9/1/25	2,396	2,161
	Deere & Co.	2.750%	4/15/25	3,604	3,462
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,808
	Dover Corp.	3.150%	11/15/25	3,571	3,400
	Eaton Corp.	3.103%	9/15/27	5,236	4,877
	Emerson Electric Co.	3.150%	6/1/25	864	835
	Emerson Electric Co.	0.875%	10/15/26	5,084	4,405
	Emerson Electric Co.	1.800%	10/15/27	4,438	3,878
	FedEx Corp.	3.250%	4/1/26	2,420	2,302
	Fortive Corp.	3.150%	6/15/26	5,223	4,881
	General Dynamics Corp.	2.375%	11/15/24	4,755	4,540
	General Dynamics Corp.	3.250%	4/1/25	3,925	3,806
	General Dynamics Corp.	3.500%	5/15/25	2,927	2,851
	General Dynamics Corp.	3.500%	4/1/27	5,000	4,785
	General Dynamics Corp.	2.625%	11/15/27	3,829	3,481
	Honeywell International Inc.	2.300%	8/15/24	12,395	11,908
	Honeywell International Inc.	4.850%	11/1/24	9,000	9,031
	Honeywell International Inc.	1.350%	6/1/25	2,044	1,891
	Honeywell International Inc.	2.500%	11/1/26	5,159	4,763
	Honeywell International Inc.	1.100%	3/1/27	7,496	6,534
	Honeywell International Inc.	4.950%	2/15/28	5,000	5,079
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	193	186
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,850	4,403
	Illinois Tool Works Inc.	3.500%	3/1/24	5,887	5,793
	Illinois Tool Works Inc.	2.650%	11/15/26	6,476	6,016
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,102	5,909
[3]	John Deere Capital Corp.	0.900%	1/10/24	6,229	5,988
[3]	John Deere Capital Corp.	3.450%	1/10/24	2,005	1,979
[3]	John Deere Capital Corp.	0.450%	1/17/24	3,062	2,929
[3]	John Deere Capital Corp.	2.600%	3/7/24	6,747	6,573
[3]	John Deere Capital Corp.	0.450%	6/7/24	6,453	6,063
[3]	John Deere Capital Corp.	3.350%	6/12/24	1,187	1,163
[3]	John Deere Capital Corp.	2.650%	6/24/24	10,182	9,865
[3]	John Deere Capital Corp.	0.625%	9/10/24	5,775	5,390
[3]	John Deere Capital Corp.	2.050%	1/9/25	8,759	8,320
[3]	John Deere Capital Corp.	1.250%	1/10/25	6,450	6,041
[3]	John Deere Capital Corp.	3.400%	6/6/25	7,540	7,323
[3]	John Deere Capital Corp.	4.050%	9/8/25	3,805	3,748
[3]	John Deere Capital Corp.	0.700%	1/15/26	7,770	6,914
[3]	John Deere Capital Corp.	1.050%	6/17/26	4,615	4,096
[3]	John Deere Capital Corp.	2.250%	9/14/26	5,064	4,673
[3]	John Deere Capital Corp.	1.300%	10/13/26	5,565	4,920
[3]	John Deere Capital Corp.	1.700%	1/11/27	5,910	5,274
[3]	John Deere Capital Corp.	1.750%	3/9/27	1,352	1,204
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	4.150%	9/15/27	17,750	17,427
[3]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,974
	Keysight Technologies Inc.	4.550%	10/30/24	5,544	5,466
	Keysight Technologies Inc.	4.600%	4/6/27	4,395	4,301
	L3Harris Technologies Inc.	3.950%	5/28/24	1,305	1,282
	L3Harris Technologies Inc.	3.832%	4/27/25	4,385	4,262
	Lennox International Inc.	3.000%	11/15/23	1,625	1,593
	Lennox International Inc.	1.350%	8/1/25	3,773	3,405
	Lockheed Martin Corp.	4.950%	10/15/25	3,848	3,876
	Lockheed Martin Corp.	3.550%	1/15/26	8,890	8,635
	Lockheed Martin Corp.	5.100%	11/15/27	44,115	45,182
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	6,300	6,277
	Norfolk Southern Corp.	3.850%	1/15/24	3,508	3,464
	Norfolk Southern Corp.	3.650%	8/1/25	432	419
	Norfolk Southern Corp.	2.900%	6/15/26	7,635	7,152
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,368
	Northrop Grumman Corp.	2.930%	1/15/25	8,581	8,235
	Northrop Grumman Corp.	3.200%	2/1/27	5,757	5,406
	Otis Worldwide Corp.	2.056%	4/5/25	19,420	18,184
	Otis Worldwide Corp.	2.293%	4/5/27	4,529	4,067
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,227	4,023
[3]	PACCAR Financial Corp.	3.150%	6/13/24	2,540	2,479
[3]	PACCAR Financial Corp.	2.150%	8/15/24	2,242	2,138
[3]	PACCAR Financial Corp.	0.900%	11/8/24	2,311	2,156
[3]	PACCAR Financial Corp.	1.800%	2/6/25	4,567	4,295
	Parker-Hannifin Corp.	2.700%	6/14/24	13,774	13,272
	Parker-Hannifin Corp.	3.650%	6/15/24	11,030	10,791
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	9,393	9,085
	Parker-Hannifin Corp.	3.250%	3/1/27	2,835	2,650
	Parker-Hannifin Corp.	4.250%	9/15/27	7,305	7,098
	Precision Castparts Corp.	3.250%	6/15/25	5,444	5,268
	Raytheon Technologies Corp.	3.200%	3/15/24	12,923	12,640
	Raytheon Technologies Corp.	3.950%	8/16/25	17,238	16,849
	Raytheon Technologies Corp.	3.500%	3/15/27	9,153	8,721
	Raytheon Technologies Corp.	3.125%	5/4/27	11,452	10,672
	Republic Services Inc.	2.500%	8/15/24	5,889	5,645
	Republic Services Inc.	3.200%	3/15/25	7,679	7,363
	Republic Services Inc.	0.875%	11/15/25	3,367	3,003
	Republic Services Inc.	2.900%	7/1/26	4,708	4,395
	Rockwell Automation Inc.	2.875%	3/1/25	816	784
[3]	Ryder System Inc.	3.750%	6/9/23	6,175	6,130
[3]	Ryder System Inc.	3.650%	3/18/24	3,537	3,465
[3]	Ryder System Inc.	2.500%	9/1/24	6,198	5,902
[3]	Ryder System Inc.	4.625%	6/1/25	8,619	8,443
[3]	Ryder System Inc.	3.350%	9/1/25	932	884
[3]	Ryder System Inc.	1.750%	9/1/26	3,491	3,080
[3]	Ryder System Inc.	2.850%	3/1/27	1,610	1,458
	Southwest Airlines Co.	5.250%	5/4/25	9,447	9,479
	Southwest Airlines Co.	5.125%	6/15/27	12,690	12,546
	Teledyne Technologies Inc.	0.650%	4/1/23	4,410	4,355
	Teledyne Technologies Inc.	0.950%	4/1/24	15,221	14,416
	Teledyne Technologies Inc.	1.600%	4/1/26	7,320	6,543
	Textron Inc.	4.300%	3/1/24	1,085	1,071
	Textron Inc.	3.875%	3/1/25	4,084	3,977
	Textron Inc.	4.000%	3/15/26	2,375	2,287
	Textron Inc.	3.650%	3/15/27	3,892	3,631
	Timken Co.	3.875%	9/1/24	940	916
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	5,455	5,309
	Trimble Inc.	4.750%	12/1/24	3,307	3,272
	Tyco Electronics Group SA	3.450%	8/1/24	2,950	2,878
	Tyco Electronics Group SA	3.700%	2/15/26	2,840	2,734
	Tyco Electronics Group SA	3.125%	8/15/27	4,857	4,481
	Union Pacific Corp.	3.646%	2/15/24	3,807	3,752
	Union Pacific Corp.	3.150%	3/1/24	9,634	9,436
	Union Pacific Corp.	3.750%	3/15/24	1,743	1,714
	Union Pacific Corp.	3.250%	1/15/25	6,789	6,592
	Union Pacific Corp.	3.750%	7/15/25	1,457	1,418
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,012
	Union Pacific Corp.	2.750%	3/1/26	3,672	3,475
[3]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,527	3,401
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	485	447

19

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,640	2,413
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,275	3,894
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	11,856	11,678
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	5,639	5,308
	United Parcel Service Inc.	2.200%	9/1/24	6,093	5,840
	United Parcel Service Inc.	2.800%	11/15/24	2,162	2,085
	United Parcel Service Inc.	3.900%	4/1/25	1,409	1,388
	United Parcel Service Inc.	2.400%	11/15/26	4,913	4,565
	United Parcel Service Inc.	3.050%	11/15/27	8,025	7,550
	Vontier Corp.	1.800%	4/1/26	5,072	4,291
	Waste Management Inc.	0.750%	11/15/25	4,418	3,956
	Waste Management Inc.	3.150%	11/15/27	10,000	9,333
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	5,050	4,967
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,853	4,565
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	6,160	5,742
	WW Grainger Inc.	1.850%	2/15/25	4,375	4,107
	Xylem Inc.	3.250%	11/1/26	2,124	1,992
					1,204,875
Materials (0.5%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,406
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,259	2,998
	Air Products and Chemicals Inc.	1.850%	5/15/27	4,927	4,388
	Albemarle Corp.	4.650%	6/1/27	2,500	2,445
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,058	3,948
	ArcelorMittal SA	4.550%	3/11/26	2,622	2,544
	ArcelorMittal SA	6.550%	11/29/27	9,580	9,656
	Berry Global Inc.	0.950%	2/15/24	4,884	4,642
	Berry Global Inc.	1.570%	1/15/26	8,393	7,494
	Berry Global Inc.	1.650%	1/15/27	6,195	5,282
	Carlisle Cos. Inc.	3.500%	12/1/24	2,397	2,317
	Celanese US Holdings LLC	3.500%	5/8/24	4,672	4,515
	Celanese US Holdings LLC	5.900%	7/5/24	11,651	11,645
	Celanese US Holdings LLC	6.050%	3/15/25	16,336	16,290
	Celanese US Holdings LLC	1.400%	8/5/26	3,520	2,965
	Celanese US Holdings LLC	6.165%	7/15/27	15,700	15,505
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,782	3,725
	Dow Chemical Co.	4.550%	11/30/25	269	266
	DuPont de Nemours Inc.	4.493%	11/15/25	7,719	7,596
	Eastman Chemical Co.	3.800%	3/15/25	6,187	6,003
	Ecolab Inc.	2.700%	11/1/26	7,572	7,042
	Ecolab Inc.	3.250%	12/1/27	2,000	1,868
	Ecolab Inc.	5.250%	1/15/28	2,500	2,548
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,974	3,670
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,981	2,900
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,859	4,877
	FMC Corp.	4.100%	2/1/24	1,212	1,195
	FMC Corp.	3.200%	10/1/26	5,060	4,715
	Freeport-McMoRan Inc.	4.550%	11/14/24	5,275	5,207
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,597
	Georgia-Pacific LLC	8.000%	1/15/24	7,008	7,218
[5]	Georgia-Pacific LLC	0.625%	5/15/24	2,950	2,773
[5]	Georgia-Pacific LLC	1.750%	9/30/25	2,100	1,919
[5]	Georgia-Pacific LLC	2.100%	4/30/27	1,800	1,615
	Kinross Gold Corp.	5.950%	3/15/24	4,794	4,812
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,788
	Linde Inc.	4.800%	12/5/24	3,620	3,621
	Linde Inc.	2.650%	2/5/25	1,936	1,855
	Linde Inc.	4.700%	12/5/25	4,300	4,305
	Linde Inc.	3.200%	1/30/26	5,111	4,919
	LYB International Finance II BV	3.500%	3/2/27	2,030	1,884
	LYB International Finance III LLC	1.250%	10/1/25	3,040	2,718
	LyondellBasell Industries NV	5.750%	4/15/24	4,885	4,895
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,875	1,851
	Mosaic Co.	4.050%	11/15/27	1,455	1,374
	Nucor Corp.	3.950%	5/23/25	1,920	1,878
	Nucor Corp.	2.000%	6/1/25	7,892	7,350
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nucor Corp.	4.300%	5/23/27	4,060	3,951
	Nutrien Ltd.	5.900%	11/7/24	2,100	2,126
	Nutrien Ltd.	3.000%	4/1/25	4,903	4,674
	Nutrien Ltd.	5.950%	11/7/25	2,030	2,075
	Nutrien Ltd.	4.000%	12/15/26	3,945	3,831
	Packaging Corp. of America	3.650%	9/15/24	1,993	1,939
	Packaging Corp. of America	3.400%	12/15/27	2,867	2,641
	PPG Industries Inc.	2.400%	8/15/24	2,185	2,089
	PPG Industries Inc.	1.200%	3/15/26	6,016	5,333
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,260
	RPM International Inc.	3.750%	3/15/27	6,058	5,648
	Sherwin-Williams Co.	3.125%	6/1/24	10,123	9,837
	Sherwin-Williams Co.	4.050%	8/8/24	1,390	1,372
	Sherwin-Williams Co.	3.450%	8/1/25	4,890	4,704
	Sherwin-Williams Co.	4.250%	8/8/25	1,395	1,371
	Sherwin-Williams Co.	3.950%	1/15/26	4,529	4,412
	Sherwin-Williams Co.	3.450%	6/1/27	9,295	8,721
	Sonoco Products Co.	2.250%	2/1/27	3,000	2,658
	Southern Copper Corp.	3.875%	4/23/25	4,920	4,777
	Steel Dynamics Inc.	2.800%	12/15/24	3,237	3,078
	Steel Dynamics Inc.	2.400%	6/15/25	10,308	9,657
	Vale Overseas Ltd.	6.250%	8/10/26	11,455	11,867
	Vulcan Materials Co.	4.500%	4/1/25	3,012	2,980
	Vulcan Materials Co.	3.900%	4/1/27	2,576	2,446
	Westlake Corp.	3.600%	8/15/26	7,953	7,475
	WRKCo Inc.	3.000%	9/15/24	6,069	5,800
	WRKCo Inc.	3.750%	3/15/25	7,157	6,924
	WRKCo Inc.	4.650%	3/15/26	5,530	5,443
					346,113
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	13,517	13,080
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,307	4,169
	American Tower Corp.	0.600%	1/15/24	2,695	2,568
	American Tower Corp.	5.000%	2/15/24	6,313	6,299
	American Tower Corp.	3.375%	5/15/24	4,227	4,114
	American Tower Corp.	2.950%	1/15/25	5,080	4,847
	American Tower Corp.	2.400%	3/15/25	8,988	8,456
	American Tower Corp.	4.000%	6/1/25	7,895	7,687
	American Tower Corp.	1.300%	9/15/25	693	626
	American Tower Corp.	4.400%	2/15/26	3,905	3,808
	American Tower Corp.	1.600%	4/15/26	2,245	1,997
	American Tower Corp.	1.450%	9/15/26	3,550	3,097
	American Tower Corp.	3.375%	10/15/26	10,288	9,627
	American Tower Corp.	2.750%	1/15/27	4,238	3,839
	American Tower Corp.	3.125%	1/15/27	4,189	3,844
	American Tower Corp.	3.650%	3/15/27	4,910	4,592
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	3,673	3,566
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	3,961	3,813
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,743
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	3,319	3,043
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	3,543	3,288
	Boston Properties LP	3.800%	2/1/24	7,799	7,663
	Boston Properties LP	3.200%	1/15/25	9,800	9,392
	Boston Properties LP	2.750%	10/1/26	9,249	8,341
	Boston Properties LP	6.750%	12/1/27	5,675	5,861
	Brandywine Operating Partnership LP	4.100%	10/1/24	2,018	1,919
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,089	2,598
	Brixmor Operating Partnership LP	3.650%	6/15/24	4,800	4,660
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,868	5,633
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,495	6,912
	CBRE Services Inc.	4.875%	3/1/26	5,030	4,978
	Corporate Office Properties LP	2.250%	3/15/26	2,874	2,540
	Crown Castle Inc.	3.200%	9/1/24	5,885	5,687
	Crown Castle Inc.	1.350%	7/15/25	8,815	8,015
	Crown Castle Inc.	4.450%	2/15/26	10,515	10,270
	Crown Castle Inc.	3.700%	6/15/26	6,285	5,974
	Crown Castle Inc.	1.050%	7/15/26	9,875	8,547
	Crown Castle Inc.	4.000%	3/1/27	5,745	5,471
	Crown Castle Inc.	2.900%	3/15/27	3,989	3,631

20

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	4.000%	11/15/25	550	530
	CubeSmart LP	3.125%	9/1/26	3,385	3,136
	Digital Realty Trust LP	3.700%	8/15/27	7,776	7,227
	EPR Properties	4.500%	4/1/25	564	535
	EPR Properties	4.750%	12/15/26	875	787
	EPR Properties	4.500%	6/1/27	1,358	1,172
	Equinix Inc.	2.625%	11/18/24	6,972	6,646
	Equinix Inc.	1.250%	7/15/25	2,250	2,038
	Equinix Inc.	1.000%	9/15/25	4,640	4,146
	Equinix Inc.	1.450%	5/15/26	3,893	3,423
	Equinix Inc.	2.900%	11/18/26	4,758	4,346
	Equinix Inc.	1.800%	7/15/27	6,751	5,783
	ERP Operating LP	3.375%	6/1/25	3,175	3,053
	ERP Operating LP	2.850%	11/1/26	3,353	3,099
	Essex Portfolio LP	3.250%	5/1/23	2,756	2,731
	Essex Portfolio LP	3.875%	5/1/24	4,720	4,614
	Essex Portfolio LP	3.500%	4/1/25	3,973	3,833
	Essex Portfolio LP	3.375%	4/15/26	4,120	3,870
	Essex Portfolio LP	3.625%	5/1/27	5,962	5,590
	Federal Realty Investment Trust	3.950%	1/15/24	5,337	5,268
	GLP Capital LP	3.350%	9/1/24	4,150	3,974
	GLP Capital LP	5.250%	6/1/25	6,299	6,202
	GLP Capital LP	5.375%	4/15/26	8,238	8,123
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,663	3,410
	Healthpeak Properties Inc.	3.400%	2/1/25	3,013	2,900
	Healthpeak Properties Inc.	4.000%	6/1/25	3,456	3,364
	Healthpeak Properties Inc.	3.250%	7/15/26	3,346	3,156
	Highwoods Realty LP	3.875%	3/1/27	2,805	2,593
	Host Hotels & Resorts LP	3.875%	4/1/24	2,566	2,506
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	1,315	1,264
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	3,670	3,516
	Kilroy Realty LP	3.450%	12/15/24	3,644	3,489
	Kilroy Realty LP	4.375%	10/1/25	2,378	2,306
	Kimco Realty Corp.	2.700%	3/1/24	1,023	990
	Kimco Realty Corp.	3.300%	2/1/25	4,084	3,914
	Kimco Realty Corp.	3.850%	6/1/25	2,025	1,939
	Kimco Realty Corp.	2.800%	10/1/26	4,565	4,195
	Kimco Realty Corp.	3.800%	4/1/27	2,475	2,314
	Kite Realty Group LP	4.000%	10/1/26	3,893	3,582
	Kite Realty Group Trust	4.000%	3/15/25	785	747
	Life Storage LP	3.500%	7/1/26	2,483	2,331
	Mid-America Apartments LP	3.750%	6/15/24	5,970	5,840
	Mid-America Apartments LP	4.000%	11/15/25	2,234	2,171
	Mid-America Apartments LP	1.100%	9/15/26	1,335	1,155
	Mid-America Apartments LP	3.600%	6/1/27	3,146	2,982
	National Retail Properties Inc.	3.900%	6/15/24	1,770	1,729
	National Retail Properties Inc.	4.000%	11/15/25	139	134
	National Retail Properties Inc.	3.600%	12/15/26	5,657	5,270
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	4,695
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,085	3,972
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,027	8,858
	Physicians Realty LP	4.300%	3/15/27	3,712	3,502
	Piedmont Operating Partnership LP	3.400%	6/1/23	2,705	2,679
	Piedmont Operating Partnership LP	4.450%	3/15/24	3,085	3,033
	Prologis LP	3.250%	10/1/26	5,343	5,073
	Prologis LP	2.125%	4/15/27	4,832	4,330
	Public Storage	0.875%	2/15/26	1,593	1,408
	Public Storage	1.500%	11/9/26	1,450	1,292
	Public Storage	3.094%	9/15/27	1,829	1,705
	Realty Income Corp.	4.600%	2/6/24	8,671	8,613
	Realty Income Corp.	3.875%	7/15/24	2,900	2,839
	Realty Income Corp.	3.875%	4/15/25	2,397	2,344
	Realty Income Corp.	4.625%	11/1/25	4,487	4,450
	Realty Income Corp.	0.750%	3/15/26	5,594	4,871
	Realty Income Corp.	4.875%	6/1/26	3,106	3,092
	Realty Income Corp.	4.125%	10/15/26	5,922	5,754
	Realty Income Corp.	3.000%	1/15/27	6,934	6,421
	Realty Income Corp.	3.950%	8/15/27	4,109	3,927
	Regency Centers LP	3.600%	2/1/27	4,060	3,795
	Sabra Health Care LP	5.125%	8/15/26	4,397	4,188
	Simon Property Group LP	2.000%	9/13/24	11,376	10,817
	Simon Property Group LP	3.375%	10/1/24	18,783	18,238
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.500%	9/1/25	12,330	11,825
	Simon Property Group LP	3.300%	1/15/26	3,860	3,669
	Simon Property Group LP	3.250%	11/30/26	1,923	1,800
	SITE Centers Corp.	3.625%	2/1/25	2,657	2,511
	SITE Centers Corp.	4.700%	6/1/27	4,615	4,335
	Spirit Realty LP	3.200%	1/15/27	1,942	1,726
	Tanger Properties LP	3.125%	9/1/26	3,446	3,148
	Tanger Properties LP	3.875%	7/15/27	2,476	2,267
[3]	UDR Inc.	2.950%	9/1/26	2,672	2,456
	Ventas Realty LP	3.500%	4/15/24	4,620	4,491
	Ventas Realty LP	3.750%	5/1/24	1,770	1,731
	Ventas Realty LP	2.650%	1/15/25	4,959	4,695
	Ventas Realty LP	3.500%	2/1/25	8,108	7,791
	Ventas Realty LP	3.250%	10/15/26	6,447	5,965
	Ventas Realty LP	3.850%	4/1/27	735	693
	VICI Properties LP	4.375%	5/15/25	4,165	4,056
	Vornado Realty LP	3.500%	1/15/25	4,624	4,344
	Vornado Realty LP	2.150%	6/1/26	5,963	5,051
	Welltower Inc.	4.500%	1/15/24	5,294	5,243
	Welltower Inc.	3.625%	3/15/24	4,803	4,700
	Welltower Inc.	4.000%	6/1/25	23,568	22,966
	WP Carey Inc.	4.600%	4/1/24	1,600	1,585
	WP Carey Inc.	4.000%	2/1/25	1,810	1,765
	WP Carey Inc.	4.250%	10/1/26	2,570	2,479
					597,306
Technology (2.3%)
	Adobe Inc.	1.900%	2/1/25	6,029	5,696
	Adobe Inc.	3.250%	2/1/25	7,913	7,689
	Adobe Inc.	2.150%	2/1/27	8,533	7,775
	Analog Devices Inc.	2.950%	4/1/25	30	29
	Analog Devices Inc.	3.500%	12/5/26	8,199	7,822
[5]	Analog Devices Inc.	3.450%	6/15/27	4,363	4,102
	Apple Inc.	3.000%	2/9/24	19,558	19,177
	Apple Inc.	3.450%	5/6/24	24,279	23,865
	Apple Inc.	2.850%	5/11/24	22,014	21,441
	Apple Inc.	1.800%	9/11/24	5,417	5,159
	Apple Inc.	2.750%	1/13/25	10,473	10,088
	Apple Inc.	2.500%	2/9/25	12,616	12,063
	Apple Inc.	1.125%	5/11/25	24,131	22,236
	Apple Inc.	3.200%	5/13/25	10,161	9,820
	Apple Inc.	0.550%	8/20/25	13,302	11,993
	Apple Inc.	0.700%	2/8/26	16,932	15,046
	Apple Inc.	3.250%	2/23/26	33,181	31,889
	Apple Inc.	2.450%	8/4/26	23,287	21,623
	Apple Inc.	2.050%	9/11/26	19,013	17,369
	Apple Inc.	3.350%	2/9/27	22,730	21,759
	Apple Inc.	3.200%	5/11/27	15,942	15,133
	Apple Inc.	3.000%	6/20/27	5,452	5,138
	Applied Materials Inc.	3.900%	10/1/25	5,053	4,944
	Applied Materials Inc.	3.300%	4/1/27	8,551	8,125
	Arrow Electronics Inc.	3.250%	9/8/24	5,165	4,971
	Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,448
	Autodesk Inc.	4.375%	6/15/25	2,636	2,607
	Autodesk Inc.	3.500%	6/15/27	4,360	4,083
	Automatic Data Processing Inc.	3.375%	9/15/25	5,247	5,085
	Avnet Inc.	4.625%	4/15/26	4,545	4,373
	Block Financial LLC	5.250%	10/1/25	2,347	2,339
	Broadcom Corp.	3.875%	1/15/27	23,420	22,172
	Broadcom Inc.	2.250%	11/15/23	1,595	1,553
	Broadcom Inc.	3.625%	10/15/24	9,870	9,613
	Broadcom Inc.	3.150%	11/15/25	6,956	6,596
	Broadcom Inc.	3.459%	9/15/26	10,385	9,775
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,188
	Cadence Design Systems Inc.	4.375%	10/15/24	3,026	2,997
	CDW LLC	5.500%	12/1/24	3,678	3,665
	CDW LLC	4.125%	5/1/25	2,700	2,626
	CDW LLC	2.670%	12/1/26	3,520	3,130
	CGI Inc.	1.450%	9/14/26	4,423	3,905
	Cintas Corp. No. 2	3.700%	4/1/27	10,648	10,255
	Cisco Systems Inc.	3.625%	3/4/24	3,433	3,384
	Cisco Systems Inc.	2.950%	2/28/26	5,987	5,718
	Cisco Systems Inc.	2.500%	9/20/26	8,996	8,387
	Dell International LLC	4.000%	7/15/24	4,424	4,342

21

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	5.850%	7/15/25	18,244	18,472
	Dell International LLC	6.020%	6/15/26	38,871	39,683
	Dell International LLC	4.900%	10/1/26	18,759	18,480
	Dell International LLC	6.100%	7/15/27	3,785	3,890
	DXC Technology Co.	1.800%	9/15/26	7,271	6,323
	Equifax Inc.	2.600%	12/1/24	5,557	5,301
	Equifax Inc.	2.600%	12/15/25	5,388	5,019
	Fidelity National Information Services Inc.	0.600%	3/1/24	2,319	2,196
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,177	11,564
	Fiserv Inc.	2.750%	7/1/24	21,568	20,803
	Fiserv Inc.	3.850%	6/1/25	4,530	4,397
	Fiserv Inc.	3.200%	7/1/26	18,800	17,611
	Fiserv Inc.	2.250%	6/1/27	6,773	6,048
	Flex Ltd.	4.750%	6/15/25	1,701	1,665
	Flex Ltd.	3.750%	2/1/26	3,515	3,310
	Fortinet Inc.	1.000%	3/15/26	4,135	3,615
	Global Payments Inc.	1.500%	11/15/24	6,297	5,859
	Global Payments Inc.	2.650%	2/15/25	11,882	11,188
	Global Payments Inc.	1.200%	3/1/26	7,909	6,895
	Global Payments Inc.	4.800%	4/1/26	5,222	5,083
	Global Payments Inc.	2.150%	1/15/27	6,039	5,274
	Global Payments Inc.	4.950%	8/15/27	1,989	1,934
	GXO Logistics Inc.	1.650%	7/15/26	4,970	4,258
	Harman International Industries Inc.	4.150%	5/15/25	3,372	3,280
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	6,249	5,967
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	15,929	15,770
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,540	6,777
	HP Inc.	2.200%	6/17/25	17,861	16,715
	HP Inc.	1.450%	6/17/26	11,276	9,887
	HP Inc.	3.000%	6/17/27	8,792	8,030
	Hubbell Inc.	3.350%	3/1/26	2,557	2,432
	Intel Corp.	2.875%	5/11/24	8,118	7,905
	Intel Corp.	3.400%	3/25/25	10,910	10,622
	Intel Corp.	3.700%	7/29/25	20,613	20,122
	Intel Corp.	2.600%	5/19/26	8,589	8,017
	Intel Corp.	3.750%	3/25/27	10,830	10,459
	Intel Corp.	3.150%	5/11/27	3,446	3,243
	Intel Corp.	3.750%	8/5/27	7,815	7,514
	International Business Machines Corp.	3.625%	2/12/24	11,364	11,192
	International Business Machines Corp.	3.000%	5/15/24	25,926	25,239
	International Business Machines Corp.	7.000%	10/30/25	8,665	9,183
	International Business Machines Corp.	3.450%	2/19/26	6,150	5,907
	International Business Machines Corp.	3.300%	5/15/26	26,976	25,677
	International Business Machines Corp.	3.300%	1/27/27	3,048	2,870
	International Business Machines Corp.	1.700%	5/15/27	10,507	9,232
	International Business Machines Corp.	6.220%	8/1/27	3,395	3,591
	Intuit Inc.	0.950%	7/15/25	2,563	2,334
[3]	J Paul Getty Trust	0.391%	1/1/24	2,825	2,703
	Jabil Inc.	4.250%	5/15/27	4,000	3,785
	Juniper Networks Inc.	1.200%	12/10/25	3,110	2,781
	KLA Corp.	4.650%	11/1/24	4,637	4,629
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,494	3,716
	Lam Research Corp.	3.800%	3/15/25	2,084	2,039
	Lam Research Corp.	3.750%	3/15/26	8,737	8,474
	Legrand France SA	8.500%	2/15/25	3,499	3,776
	Leidos Inc.	3.625%	5/15/25	4,502	4,327
	Marvell Technology Inc.	1.650%	4/15/26	3,533	3,126
	Microchip Technology Inc.	4.250%	9/1/25	8,526	8,279
	Micron Technology Inc.	4.975%	2/6/26	70	69
	Micron Technology Inc.	4.185%	2/15/27	11,272	10,709
	Microsoft Corp.	2.875%	2/6/24	16,357	16,039
	Microsoft Corp.	2.700%	2/12/25	12,355	11,884
	Microsoft Corp.	3.125%	11/3/25	28,385	27,420
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	2.400%	8/8/26	37,580	35,057
	Microsoft Corp.	3.300%	2/6/27	35,212	33,939
	Moody's Corp.	4.875%	2/15/24	2,079	2,072
	Moody's Corp.	3.750%	3/24/25	6,245	6,078
	Motorola Solutions Inc.	4.000%	9/1/24	997	979
	NetApp Inc.	3.300%	9/29/24	4,565	4,419
	NetApp Inc.	1.875%	6/22/25	5,906	5,443
	NetApp Inc.	2.375%	6/22/27	1,675	1,491
	NVIDIA Corp.	0.584%	6/14/24	11,518	10,866
	NVIDIA Corp.	3.200%	9/16/26	8,067	7,668
	NXP BV	4.875%	3/1/24	4,902	4,863
	NXP BV	2.700%	5/1/25	4,542	4,270
	NXP BV	5.350%	3/1/26	4,013	3,984
	NXP BV	3.875%	6/18/26	5,259	5,006
	NXP BV	3.150%	5/1/27	5,439	4,957
	NXP BV	4.400%	6/1/27	2,995	2,870
	Oracle Corp.	3.400%	7/8/24	16,544	16,136
	Oracle Corp.	2.950%	11/15/24	11,904	11,456
	Oracle Corp.	2.500%	4/1/25	25,507	24,051
	Oracle Corp.	2.950%	5/15/25	22,662	21,520
	Oracle Corp.	1.650%	3/25/26	31,899	28,587
	Oracle Corp.	2.650%	7/15/26	23,887	21,964
	Oracle Corp.	2.800%	4/1/27	19,747	18,012
	PayPal Holdings Inc.	2.400%	10/1/24	8,488	8,131
	PayPal Holdings Inc.	1.650%	6/1/25	6,395	5,930
	PayPal Holdings Inc.	2.650%	10/1/26	13,830	12,774
[5]	Qorvo Inc.	1.750%	12/15/24	3,990	3,681
	QUALCOMM Inc.	2.900%	5/20/24	5,804	5,662
	QUALCOMM Inc.	3.450%	5/20/25	4,406	4,284
	QUALCOMM Inc.	3.250%	5/20/27	17,666	16,815
	Roper Technologies Inc.	2.350%	9/15/24	5,650	5,390
	Roper Technologies Inc.	1.000%	9/15/25	9,829	8,823
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,769
	Roper Technologies Inc.	3.800%	12/15/26	1,499	1,432
	S&P Global Inc.	2.950%	1/22/27	5,534	5,177
[5]	S&P Global Inc.	2.450%	3/1/27	6,893	6,297
	Skyworks Solutions Inc.	1.800%	6/1/26	7,763	6,834
	TD SYNNEX Corp.	1.250%	8/9/24	5,936	5,510
	TD SYNNEX Corp.	1.750%	8/9/26	5,282	4,490
	Texas Instruments Inc.	2.625%	5/15/24	4,150	4,029
	Texas Instruments Inc.	1.375%	3/12/25	14,503	13,550
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,233
	Texas Instruments Inc.	4.600%	2/15/28	10,000	10,019
	TSMC Arizona Corp.	1.750%	10/25/26	10,550	9,365
	TSMC Arizona Corp.	3.875%	4/22/27	8,140	7,808
	Verisk Analytics Inc.	4.000%	6/15/25	9,082	8,836
	VMware Inc.	1.000%	8/15/24	5,329	4,957
	VMware Inc.	4.500%	5/15/25	9,025	8,849
	VMware Inc.	1.400%	8/15/26	15,305	13,331
	VMware Inc.	4.650%	5/15/27	4,905	4,739
	VMware Inc.	3.900%	8/21/27	8,803	8,215
	Western Digital Corp.	4.750%	2/15/26	19,125	17,992
	Workday Inc.	3.500%	4/1/27	7,981	7,465
	Xilinx Inc.	2.950%	6/1/24	5,753	5,592
					1,499,449
Utilities (1.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	4,861	4,558
	AES Corp.	1.375%	1/15/26	9,643	8,592
	Alabama Power Co.	3.750%	9/1/27	4,125	3,962
	Ameren Corp.	2.500%	9/15/24	2,804	2,679
	Ameren Corp.	3.650%	2/15/26	4,120	3,939
	Ameren Corp.	1.950%	3/15/27	1,860	1,637
	Ameren Illinois Co.	3.250%	3/1/25	3,565	3,445
	American Electric Power Co. Inc.	2.031%	3/15/24	6,463	6,222
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	1,745	1,560
	American Electric Power Co. Inc.	5.750%	11/1/27	2,091	2,152
	American Electric Power Co. Inc.	3.875%	2/15/62	5,025	3,945
	American Water Capital Corp.	3.850%	3/1/24	3,580	3,524
	American Water Capital Corp.	2.950%	9/1/27	7,178	6,619
	Appalachian Power Co.	3.400%	6/1/25	1,850	1,788
[3]	Appalachian Power Co.	3.300%	6/1/27	809	761
	Arizona Public Service Co.	3.150%	5/15/25	2,282	2,179
	Atmos Energy Corp.	3.000%	6/15/27	4,150	3,874

22

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avangrid Inc.	3.150%	12/1/24	7,438	7,130
	Avangrid Inc.	3.200%	4/15/25	3,727	3,563
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,025	2,791
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	9,545	9,408
	Black Hills Corp.	1.037%	8/23/24	7,000	6,533
	Black Hills Corp.	3.950%	1/15/26	4,310	4,123
	Black Hills Corp.	3.150%	1/15/27	4,000	3,694
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,830	1,675
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,580	3,373
	CenterPoint Energy Inc.	2.500%	9/1/24	3,357	3,221
	CenterPoint Energy Inc.	1.450%	6/1/26	1,125	999
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,185
	CMS Energy Corp.	3.000%	5/15/26	3,590	3,345
	Commonwealth Edison Co.	2.550%	6/15/26	4,309	4,002
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	6,848	6,132
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,662	5,322
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	7,742
	Dominion Energy Inc.	3.071%	8/15/24	6,725	6,480
[3]	Dominion Energy Inc.	3.300%	3/15/25	5,671	5,445
	Dominion Energy Inc.	3.900%	10/1/25	8,308	8,098
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,062	4,511
[3]	Dominion Energy Inc.	2.850%	8/15/26	7,574	6,996
[3]	Dominion Energy Inc.	3.600%	3/15/27	1,350	1,270
	DTE Electric Co.	3.650%	3/15/24	2,899	2,851
	DTE Electric Co.	3.375%	3/1/25	5,325	5,166
[3]	DTE Energy Co.	2.529%	10/1/24	8,446	8,062
	DTE Energy Co.	4.220%	11/1/24	9,035	8,891
[3]	DTE Energy Co.	1.050%	6/1/25	8,860	8,027
	DTE Energy Co.	2.850%	10/1/26	4,674	4,307
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,968	5,626
	Duke Energy Corp.	3.750%	4/15/24	13,918	13,672
	Duke Energy Corp.	0.900%	9/15/25	1,960	1,754
	Duke Energy Corp.	5.000%	12/8/25	7,200	7,184
	Duke Energy Corp.	2.650%	9/1/26	6,080	5,617
	Duke Energy Corp.	5.000%	12/8/27	7,000	6,962
	Duke Energy Corp.	3.250%	1/15/82	2,150	1,579
	Duke Energy Florida LLC	3.200%	1/15/27	5,725	5,411
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	5,118	4,880
	Edison International	3.550%	11/15/24	9,452	9,128
	Edison International	4.950%	4/15/25	2,218	2,190
	Emera US Finance LP	3.550%	6/15/26	5,067	4,758
	Enel Americas SA	4.000%	10/25/26	4,991	4,734
	Entergy Arkansas LLC	3.700%	6/1/24	5,600	5,492
	Entergy Arkansas LLC	3.500%	4/1/26	3,372	3,242
	Entergy Corp.	0.900%	9/15/25	5,990	5,338
	Entergy Corp.	2.950%	9/1/26	9,519	8,860
	Entergy Louisiana LLC	0.950%	10/1/24	8,000	7,453
	Entergy Louisiana LLC	5.590%	10/1/24	2,642	2,659
	Entergy Louisiana LLC	5.400%	11/1/24	1,698	1,713
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,459
	Evergy Inc.	2.450%	9/15/24	7,794	7,405
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,338	2,150
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,393
[3]	Eversource Energy	2.900%	10/1/24	4,495	4,335
[3]	Eversource Energy	3.150%	1/15/25	2,617	2,519
[3]	Eversource Energy	1.400%	8/15/26	3,275	2,878
	Eversource Energy	4.600%	7/1/27	5,000	4,932
[3]	Exelon Corp.	3.950%	6/15/25	11,221	10,960
	Exelon Corp.	3.400%	4/15/26	5,782	5,495
[5]	Exelon Corp.	2.750%	3/15/27	6,201	5,697
	Florida Power & Light Co.	3.250%	6/1/24	3,850	3,761
	Florida Power & Light Co.	2.850%	4/1/25	3,330	3,191
	Florida Power & Light Co.	3.125%	12/1/25	5,625	5,429
	Fortis Inc.	3.055%	10/4/26	6,148	5,711
[3]	Georgia Power Co.	2.200%	9/15/24	8,604	8,200
	Georgia Power Co.	3.250%	3/30/27	4,533	4,191
	Interstate Power & Light Co.	3.250%	12/1/24	4,144	4,003
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,762
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	487
	MidAmerican Energy Co.	3.500%	10/15/24	9,117	8,903
	National Fuel Gas Co.	5.200%	7/15/25	2,421	2,406
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Fuel Gas Co.	5.500%	1/15/26	5,207	5,192
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,339	5,218
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	6,868	6,524
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	5,610	5,389
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,166	2,088
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	3,873	3,924
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,546	8,141
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,694	3,260
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,645	5,240
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,500	3,478
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	2,753
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	8,675	8,449
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	3,466	3,426
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	10,025	9,904
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,391	3,353
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	11,041	9,778
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,505	14,623
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	11,190	11,035
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,975	4,060
	NiSource Inc.	0.950%	8/15/25	13,511	12,187
	NiSource Inc.	3.490%	5/15/27	8,553	8,062
	NSTAR Electric Co.	3.200%	5/15/27	3,079	2,894
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,583	7,342
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,288	1,236
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,585
	ONE Gas Inc.	3.610%	2/1/24	1,775	1,739
	ONE Gas Inc.	1.100%	3/11/24	2,176	2,087
	Pacific Gas & Electric Co.	3.750%	2/15/24	7,372	7,219
	Pacific Gas & Electric Co.	3.500%	6/15/25	12,066	11,406
	Pacific Gas & Electric Co.	3.450%	7/1/25	13,702	12,998
	Pacific Gas & Electric Co.	3.150%	1/1/26	18,495	17,197
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,635	2,423
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,281
	PacifiCorp	3.600%	4/1/24	4,218	4,145
	PECO Energy Co.	3.150%	10/15/25	3,211	3,084
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,419
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,642
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,707	2,594
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	999	887
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	1,982	1,852
	Public Service Enterprise Group Inc.	2.875%	6/15/24	9,106	8,804
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,597	7,718
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,870	3,987
	Puget Energy Inc.	3.650%	5/15/25	4,640	4,428
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,127	3,827
	Sempra Energy	3.300%	4/1/25	4,885	4,689
	Sempra Energy	3.250%	6/15/27	7,678	7,100
	Sempra Energy	4.125%	4/1/52	4,955	3,902
	Sierra Pacific Power Co.	2.600%	5/1/26	6,344	5,884
	Southern California Edison Co.	1.100%	4/1/24	6,335	6,023
[3]	Southern California Edison Co.	0.975%	8/1/24	4,580	4,285
[3]	Southern California Edison Co.	3.700%	8/1/25	9,292	9,000
[3]	Southern California Edison Co.	1.200%	2/1/26	2,850	2,525
	Southern California Edison Co.	5.850%	11/1/27	5,698	5,883

23

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	3.150%	9/15/24	2,511	2,444
	Southern California Gas Co.	3.200%	6/15/25	3,516	3,393
[3]	Southern California Gas Co.	2.600%	6/15/26	5,425	5,026
	Southern California Gas Co.	2.950%	4/15/27	5,675	5,244
	Southern Co.	4.475%	8/1/24	4,735	4,676
	Southern Co.	5.150%	10/6/25	1,837	1,850
	Southern Co.	3.250%	7/1/26	24,337	22,925
[3]	Southern Co.	4.000%	1/15/51	9,807	8,917
[3]	Southern Co.	3.750%	9/15/51	7,125	5,767
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,759	1,644
	Southern Power Co.	4.150%	12/1/25	1,655	1,625
	Southern Power Co.	0.900%	1/15/26	500	439
	Southwest Gas Corp.	5.800%	12/1/27	1,200	1,222
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,134	4,601
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	3,038	2,786
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,008
	Tampa Electric Co.	3.875%	7/12/24	800	784
	Union Electric Co.	3.500%	4/15/24	3,600	3,531
	Union Electric Co.	2.950%	6/15/27	3,024	2,817
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,858	5,625
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	10,432	9,949
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	7,242	6,767
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	9,735	9,221
	WEC Energy Group Inc.	0.800%	3/15/24	4,772	4,522
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	998
	WEC Energy Group Inc.	5.000%	9/27/25	1,255	1,257
	WEC Energy Group Inc.	5.150%	10/1/27	1,535	1,554
	Wisconsin Electric Power Co.	2.050%	12/15/24	755	714
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,011
	Xcel Energy Inc.	3.300%	6/1/25	5,795	5,561
	Xcel Energy Inc.	3.350%	12/1/26	2,889	2,719
	Xcel Energy Inc.	1.750%	3/15/27	4,762	4,177
					867,240
Total Corporate Bonds (Cost $18,607,146)					17,406,164
Sovereign Bonds (5.5%)
[3]	African Development Bank	0.875%	3/23/26	24,120	21,578
[3]	African Development Bank	0.875%	7/22/26	11,743	10,401
[3]	African Development Bank	4.375%	11/3/27	20,435	20,535
	Asian Development Bank	2.625%	1/30/24	32,424	31,677
[3]	Asian Development Bank	0.375%	6/11/24	23,568	22,160
[3]	Asian Development Bank	4.125%	9/27/24	17,725	17,571
[3]	Asian Development Bank	0.625%	10/8/24	18,410	17,173
	Asian Development Bank	1.500%	10/18/24	28,859	27,319
[3]	Asian Development Bank	2.000%	1/22/25	6,058	5,766
	Asian Development Bank	0.625%	4/29/25	56,595	51,890
[3]	Asian Development Bank	2.875%	5/6/25	35,430	34,214
[3]	Asian Development Bank	0.375%	9/3/25	18,750	16,872
[3]	Asian Development Bank	0.500%	2/4/26	26,772	23,807
[3]	Asian Development Bank	1.000%	4/14/26	23,803	21,391
[3]	Asian Development Bank	2.000%	4/24/26	25,793	23,942
[3]	Asian Development Bank	2.625%	1/12/27	4,971	4,683
[3]	Asian Development Bank	1.500%	1/20/27	36,732	33,059
[3]	Asian Development Bank	3.125%	8/20/27	26,135	24,968
	Asian Infrastructure Investment Bank	2.250%	5/16/24	28,045	27,086
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,945	19,023
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,690	15,243
	Asian Infrastructure Investment Bank	0.500%	1/27/26	27,715	24,506
	Asian Infrastructure Investment Bank	3.750%	9/14/27	8,300	8,070
	Canadian Government Bond	1.625%	1/22/25	23,675	22,387
	Canadian Government Bond	2.875%	4/28/25	22,315	21,561
	Canadian Government Bond	0.750%	5/19/26	36,700	32,648
	Corp. Andina de Fomento	1.250%	10/26/24	6,915	6,423
	Corp. Andina de Fomento	1.625%	9/23/25	9,345	8,520
	Corp. Andina de Fomento	5.250%	11/21/25	19,340	19,291
	Corp. Andina de Fomento	2.250%	2/8/27	6,090	5,461
	Council of Europe Development Bank	2.500%	2/27/24	1,350	1,315
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council of Europe Development Bank	0.375%	6/10/24	1,496	1,407
	Council of Europe Development Bank	1.375%	2/27/25	11,475	10,751
	Council of Europe Development Bank	3.000%	6/16/25	6,715	6,497
	Council of Europe Development Bank	0.875%	9/22/26	6,680	5,891
	Equinor ASA	2.650%	1/15/24	23,531	22,964
	Equinor ASA	3.700%	3/1/24	16,927	16,691
	Equinor ASA	3.250%	11/10/24	11,613	11,323
	Equinor ASA	2.875%	4/6/25	15,220	14,592
	Equinor ASA	1.750%	1/22/26	6,879	6,291
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,405	4,145
	European Bank for Reconstruction & Development	0.500%	5/19/25	41,006	37,400
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	9,985	8,941
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	20,630	18,357
	European Investment Bank	3.250%	1/29/24	54,024	53,147
	European Investment Bank	2.625%	3/15/24	22,115	21,566
	European Investment Bank	2.250%	6/24/24	10,187	9,838
	European Investment Bank	0.375%	7/24/24	33,500	31,390
	European Investment Bank	2.500%	10/15/24	5,617	5,424
	European Investment Bank	1.875%	2/10/25	40,676	38,589
	European Investment Bank	1.625%	3/14/25	49,381	46,538
	European Investment Bank	0.625%	7/25/25	44,035	40,100
	European Investment Bank	2.750%	8/15/25	30,825	29,623
	European Investment Bank	0.375%	12/15/25	14,470	12,902
	European Investment Bank	0.375%	3/26/26	38,430	33,909
	European Investment Bank	2.125%	4/13/26	19,055	17,804
	European Investment Bank	0.750%	10/26/26	6,902	6,060
[3]	European Investment Bank	1.375%	3/15/27	24,895	22,267
	European Investment Bank	3.250%	11/15/27	18,026	17,334
[6]	Export Development Canada	2.625%	2/21/24	12,320	12,025
[6]	Export Development Canada	3.375%	8/26/25	20,635	20,104
[6]	Export Development Canada	3.000%	5/25/27	17,800	16,946
	Export-Import Bank of Korea	4.000%	1/14/24	4,270	4,228
	Export-Import Bank of Korea	0.375%	2/9/24	4,285	4,077
	Export-Import Bank of Korea	2.375%	6/25/24	7,950	7,652
	Export-Import Bank of Korea	4.000%	9/15/24	14,525	14,281
	Export-Import Bank of Korea	2.875%	1/21/25	8,905	8,536
	Export-Import Bank of Korea	1.875%	2/12/25	1,685	1,579
	Export-Import Bank of Korea	3.250%	11/10/25	11,205	10,655
	Export-Import Bank of Korea	0.625%	2/9/26	2,670	2,354
	Export-Import Bank of Korea	2.625%	5/26/26	16,645	15,524
	Export-Import Bank of Korea	3.250%	8/12/26	3,900	3,703
	Export-Import Bank of Korea	1.125%	12/29/26	6,937	6,020
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	5,853
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,147
	Export-Import Bank of Korea	4.250%	9/15/27	6,000	5,854
[7]	FMS Wertmanagement	2.750%	1/30/24	5,770	5,643
[3]	Hydro-Quebec	8.050%	7/7/24	4,995	5,219
	Inter-American Development Bank	2.625%	1/16/24	25,836	25,255
	Inter-American Development Bank	3.000%	2/21/24	36,229	35,508
	Inter-American Development Bank	3.250%	7/1/24	13,750	13,465
	Inter-American Development Bank	0.500%	9/23/24	19,694	18,359
	Inter-American Development Bank	2.125%	1/15/25	22,205	21,194
[3]	Inter-American Development Bank	1.750%	3/14/25	31,868	30,089
	Inter-American Development Bank	0.875%	4/3/25	31,135	28,783
	Inter-American Development Bank	0.625%	7/15/25	19,080	17,373
[3]	Inter-American Development Bank	0.875%	4/20/26	30,440	27,231
[3]	Inter-American Development Bank	2.000%	6/2/26	15,555	14,397
	Inter-American Development Bank	2.000%	7/23/26	9,892	9,137
	Inter-American Development Bank	2.375%	7/7/27	25,272	23,392
	International Bank for Reconstruction & Development	2.500%	3/19/24	13,088	12,739
	International Bank for Reconstruction & Development	2.250%	3/28/24	5,849	5,673
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	28,970	27,537

24

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	33,820	32,547
	International Bank for Reconstruction & Development	1.625%	1/15/25	37,322	35,288
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	4,617	4,403
	International Bank for Reconstruction & Development	0.750%	3/11/25	40,175	37,115
	International Bank for Reconstruction & Development	0.625%	4/22/25	70,800	64,950
	International Bank for Reconstruction & Development	0.375%	7/28/25	46,873	42,367
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	36,538	34,881
	International Bank for Reconstruction & Development	0.500%	10/28/25	54,481	48,948
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,775	2,682
	International Bank for Reconstruction & Development	0.875%	7/15/26	16,747	14,889
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,468	10,504
	International Bank for Reconstruction & Development	3.125%	6/15/27	33,915	32,500
	International Bank for Reconstruction & Development	0.750%	11/24/27	38,000	32,291
[3]	International Finance Corp.	1.375%	10/16/24	16,225	15,335
[3]	International Finance Corp.	0.375%	7/16/25	13,715	12,414
[3]	International Finance Corp.	3.625%	9/15/25	20,000	19,629
[3]	International Finance Corp.	2.125%	4/7/26	5,871	5,473
[3]	International Finance Corp.	0.750%	10/8/26	20,000	17,596
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	285	280
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	14,950	14,805
[3,8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,075	1,064
[3,8]	Japan Bank for International Cooperation	0.500%	4/15/24	8,619	8,139
[3,8]	Japan Bank for International Cooperation	2.500%	5/23/24	19,249	18,620
[3,8]	Japan Bank for International Cooperation	3.000%	5/29/24	10,455	10,173
[3,8]	Japan Bank for International Cooperation	1.750%	10/17/24	4,365	4,127
[3,8]	Japan Bank for International Cooperation	2.125%	2/10/25	1,946	1,843
[8]	Japan Bank for International Cooperation	2.875%	4/14/25	18,875	18,121
[3,8]	Japan Bank for International Cooperation	2.500%	5/28/25	6,024	5,718
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	23,648	21,339
[3,8]	Japan Bank for International Cooperation	2.750%	1/21/26	6,500	6,141
[3,8]	Japan Bank for International Cooperation	2.375%	4/20/26	7,195	6,684
[8]	Japan Bank for International Cooperation	1.875%	7/21/26	3,436	3,117
[3,8]	Japan Bank for International Cooperation	2.250%	11/4/26	12,774	11,678
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	14,970	13,935
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	8,825	8,211
[8]	Japan Bank for International Cooperation	4.375%	10/5/27	10,000	9,923
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	15,000	13,795
[8]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,545
[8]	Japan International Cooperation Agency	3.250%	5/25/27	32,920	31,081
[7]	KFW	2.625%	2/28/24	18,434	17,981
[7]	KFW	0.250%	3/8/24	50,980	48,333
[7]	KFW	1.375%	8/5/24	31,694	30,093
[7]	KFW	0.500%	9/20/24	45,041	41,996
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	KFW	2.500%	11/20/24	44,798	43,099
[7]	KFW	1.250%	1/31/25	39,410	36,892
[7]	KFW	2.000%	5/2/25	19,699	18,650
[7]	KFW	0.375%	7/18/25	53,938	48,787
[7]	KFW	0.625%	1/22/26	36,853	32,990
[7]	KFW	1.000%	10/1/26	33,800	30,023
[7]	KFW	3.000%	5/20/27	25,175	24,008
	Korea Development Bank	3.750%	1/22/24	8,393	8,290
	Korea Development Bank	3.250%	2/19/24	4,855	4,765
	Korea Development Bank	0.400%	3/9/24	5,735	5,435
	Korea Development Bank	2.125%	10/1/24	6,455	6,146
	Korea Development Bank	0.750%	1/25/25	11,270	10,334
	Korea Development Bank	4.000%	9/8/25	1,230	1,198
	Korea Development Bank	3.375%	9/16/25	12,045	11,530
	Korea Development Bank	3.000%	1/13/26	11,630	11,050
	Korea Development Bank	2.000%	9/12/26	7,280	6,591
	Korea Development Bank	1.375%	4/25/27	6,540	5,655
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	12,995	12,371
[3,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	17,755	16,181
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	15,188	14,471
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	14,815	13,260
[3,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	8,763	8,018
	Nordic Investment Bank	2.250%	5/21/24	2,049	1,981
	Nordic Investment Bank	0.375%	9/20/24	6,950	6,468
	Nordic Investment Bank	0.375%	9/11/25	14,490	13,026
[3]	Nordic Investment Bank	0.500%	1/21/26	13,200	11,750
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	10,425	9,794
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	25,790	23,145
[3,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	6,868	6,100
[9]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,616
[3,10]	Petroleos Mexicanos	2.290%	2/15/24	285	277
	Province of Alberta	2.950%	1/23/24	13,279	13,017
	Province of Alberta	1.875%	11/13/24	17,034	16,176
	Province of Alberta	1.000%	5/20/25	14,914	13,728
[3]	Province of British Columbia	1.750%	9/27/24	15,243	14,496
[3]	Province of British Columbia	6.500%	1/15/26	1,638	1,723
	Province of British Columbia	0.900%	7/20/26	7,475	6,621
[3]	Province of Manitoba	2.600%	4/16/24	7,257	7,053
	Province of Manitoba	3.050%	5/14/24	6,178	6,033
	Province of Manitoba	2.125%	6/22/26	4,866	4,496
	Province of Ontario	3.050%	1/29/24	14,697	14,417
	Province of Ontario	3.200%	5/16/24	12,719	12,440
	Province of Ontario	0.625%	1/21/26	23,991	21,342
	Province of Ontario	1.050%	4/14/26	14,860	13,295
	Province of Ontario	2.500%	4/27/26	18,535	17,362
	Province of Ontario	3.100%	5/19/27	22,025	20,883
[3]	Province of Quebec	7.125%	2/9/24	1,223	1,251
[3]	Province of Quebec	2.500%	4/9/24	15,810	15,354
[3]	Province of Quebec	2.875%	10/16/24	18,670	18,099
[3]	Province of Quebec	1.500%	2/11/25	9,475	8,899
	Province of Quebec	0.600%	7/23/25	36,985	33,542
	Province of Quebec	2.500%	4/20/26	18,690	17,587
	Province of Quebec	2.750%	4/12/27	8,060	7,555
	Province of Saskatchewan	3.250%	6/8/27	7,255	6,927
	Republic of Chile	3.125%	3/27/25	8,930	8,639
	Republic of Chile	3.125%	1/21/26	4,888	4,633
[3]	Republic of Chile	2.750%	1/31/27	9,915	9,126
	Republic of Hungary	5.375%	3/25/24	22,025	22,004
	Republic of Italy	0.875%	5/6/24	17,295	16,181
	Republic of Italy	2.375%	10/17/24	25,500	24,020
	Republic of Italy	1.250%	2/17/26	15,987	13,896
	Republic of Korea	5.625%	11/3/25	1,789	1,819
[3]	Republic of Panama	4.000%	9/22/24	831	813
[3]	Republic of Panama	3.750%	3/16/25	8,579	8,297
	Republic of Panama	7.125%	1/29/26	13,961	14,760
	Republic of Peru	7.350%	7/21/25	11,790	12,357
[3]	Republic of Peru	2.392%	1/23/26	7,350	6,783
	Republic of Peru	4.125%	8/25/27	7,460	7,166
	Republic of Poland	4.000%	1/22/24	14,540	14,350
	Republic of Poland	3.250%	4/6/26	9,145	8,769
[3]	Republic of Poland	5.500%	11/16/27	11,505	11,819
	Republic of the Philippines	4.200%	1/21/24	8,476	8,403
	Republic of the Philippines	9.500%	10/21/24	3,456	3,759

25

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	10.625%	3/16/25	19,077	21,562
	Republic of the Philippines	5.500%	3/30/26	6,731	6,903
	Republic of the Philippines	3.229%	3/29/27	4,360	4,128
	Republic of the Philippines	5.170%	10/13/27	9,350	9,552
	State of Israel	2.875%	3/16/26	9,959	9,467
[3]	Svensk Exportkredit AB	0.375%	7/30/24	16,339	15,263
	Svensk Exportkredit AB	0.625%	10/7/24	6,800	6,328
[3]	Svensk Exportkredit AB	0.625%	5/14/25	22,555	20,581
	Svensk Exportkredit AB	0.500%	8/26/25	11,070	9,955
[3]	Svensk Exportkredit AB	4.625%	11/28/25	9,540	9,550
[3]	Svensk Exportkredit AB	2.250%	3/22/27	8,125	7,472
[3]	United Mexican States	3.900%	4/27/25	4,978	4,910
	United Mexican States	4.125%	1/21/26	22,410	21,854
	United Mexican States	4.150%	3/28/27	26,859	26,185
Total Sovereign Bonds (Cost $3,823,780)					3,572,868
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	8,850	8,923
	California GO	2.650%	4/1/26	1,320	1,241
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,582
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,687
	Oregon GO	5.762%	6/1/23	389	391
	University of California Revenue	0.883%	5/15/25	2,000	1,834
	University of California Revenue	3.063%	7/1/25	2,677	2,574
	University of California Revenue	1.316%	5/15/27	4,890	4,217
	Utah GO	4.554%	7/1/24	3,605	3,591
Total Taxable Municipal Bonds (Cost $42,092)					40,040
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[11]	Vanguard Market Liquidity Fund (Cost $889,735)	4.334%	8,898,249	889,736
Total Investments (100.9%) (Cost $70,001,692)				65,655,091
Other Assets and Liabilities—Net (-0.9%)				(565,640)
Net Assets (100%)				65,089,451
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $220,543,000, representing 0.3% of net assets.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $69,111,957)	64,765,355
Affiliated Issuers (Cost $889,735)	889,736
Total Investments in Securities	65,655,091
Investment in Vanguard	2,371
Receivables for Investment Securities Sold	396,406
Receivables for Accrued Income	393,515
Receivables for Capital Shares Issued	28,378
Other Assets	242
Total Assets	66,476,003
Liabilities
Due to Custodian	4,119
Payables for Investment Securities Purchased	1,304,818
Payables for Capital Shares Redeemed	70,717
Payables for Distributions	5,522
Payables to Vanguard	1,376
Total Liabilities	1,386,552
Net Assets	65,089,451
At December 31, 2022, net assets consisted of:

Paid-in Capital	70,080,498
Total Distributable Earnings (Loss)	(4,991,047)
Net Assets	65,089,451

Investor Shares—Net Assets
Applicable to 5,182,678 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,153
Net Asset Value Per Share—Investor Shares	$9.87

ETF Shares—Net Assets
Applicable to 500,979,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,679,414
Net Asset Value Per Share—ETF Shares	$75.21

Admiral Shares—Net Assets
Applicable to 1,525,450,688 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,056,419
Net Asset Value Per Share—Admiral Shares	$9.87

Institutional Shares—Net Assets
Applicable to 565,304,092 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,579,672
Net Asset Value Per Share—Institutional Shares	$9.87

Institutional Plus Shares—Net Assets
Applicable to 681,123,878 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,722,793
Net Asset Value Per Share—Institutional Plus Shares	$9.87

See accompanying Notes, which are an integral part of the Financial Statements.
27

Short-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Interest[1]	1,008,237
Total Income	1,008,237
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,356
Management and Administrative—Investor Shares	75
Management and Administrative—ETF Shares	11,593
Management and Administrative—Admiral Shares	10,229
Management and Administrative—Institutional Shares	2,723
Management and Administrative—Institutional Plus Shares	2,424
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	1,954
Marketing and Distribution—Admiral Shares	823
Marketing and Distribution—Institutional Shares	237
Marketing and Distribution—Institutional Plus Shares	202
Custodian Fees	131
Auditing Fees	41
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,058
Shareholders’ Reports—Admiral Shares	209
Shareholders’ Reports—Institutional Shares	22
Shareholders’ Reports—Institutional Plus Shares	20
Trustees’ Fees and Expenses	26
Other Expenses	27
Total Expenses	33,155
Expenses Paid Indirectly	(102)
Net Expenses	33,053
Net Investment Income	975,184
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(885,400)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(4,141,584)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,051,800)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,804,000, $8,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($260,618,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	975,184	810,735
Realized Net Gain (Loss)	(885,400)	328,103
Change in Unrealized Appreciation (Depreciation)	(4,141,584)	(1,896,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,051,800)	(758,133)
Distributions
Investor Shares	(748)	(1,122)
ETF Shares	(563,440)	(542,379)
Admiral Shares	(235,930)	(267,866)
Institutional Shares	(89,827)	(95,800)
Institutional Plus Shares	(102,136)	(109,396)
Total Distributions	(992,081)	(1,016,563)
Capital Share Transactions
Investor Shares	(18,826)	(14,694)
ETF Shares	(1,574,459)	13,418,043
Admiral Shares	(2,111,103)	328,778
Institutional Shares	(747,364)	821,022
Institutional Plus Shares	(539,307)	1,142,724
Net Increase (Decrease) from Capital Share Transactions	(4,991,059)	15,695,873
Total Increase (Decrease)	(10,034,940)	13,921,177
Net Assets
Beginning of Period	75,124,391	61,203,214
End of Period	65,089,451	75,124,391

See accompanying Notes, which are an integral part of the Financial Statements.
29

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.133	.116	.185	.230	.198
Net Realized and Unrealized Gain (Loss) on Investments	(.726)	(.241)	.300	.258	(.069)
Total from Investment Operations	(.593)	(.125)	.485	.488	.129
Distributions
Dividends from Net Investment Income	(.134)	(.116)	(.185)	(.228)	(.199)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—
Total Distributions	(.137)	(.145)	(.185)	(.228)	(.199)
Net Asset Value, End of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return[2]	-5.61%	-1.15%	4.61%	4.77%	1.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$74	$91	$89	$1,143
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.08%	1.71%	2.18%	1.94%
Portfolio Turnover Rate[4]	41%	37%	49%	44%	48%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$80.81	$82.81	$80.55	$78.56	$79.09
Investment Operations
Net Investment Income[1]	1.106	.960	1.474	1.819	1.580
Net Realized and Unrealized Gain (Loss) on Investments	(5.580)	(1.785)	2.267	2.014	(.545)
Total from Investment Operations	(4.474)	(.825)	3.741	3.833	1.035
Distributions
Dividends from Net Investment Income	(1.105)	(.953)	(1.481)	(1.843)	(1.565)
Distributions from Realized Capital Gains	(.021)	(.222)	—	—	—
Total Distributions	(1.126)	(1.175)	(1.481)	(1.843)	(1.565)
Net Asset Value, End of Period	$75.21	$80.81	$82.81	$80.55	$78.56
Total Return	-5.55%	-1.00%	4.67%	4.92%	1.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,679	$42,076	$29,618	$22,522	$27,946
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.17%	1.79%	2.28%	2.02%
Portfolio Turnover Rate[3]	41%	37%	49%	44%	48%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.141	.124	.192	.237	.207
Net Realized and Unrealized Gain (Loss) on Investments	(.726)	(.241)	.301	.260	(.070)
Total from Investment Operations	(.585)	(.117)	.493	.497	.137
Distributions
Dividends from Net Investment Income	(.142)	(.124)	(.193)	(.237)	(.207)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—
Total Distributions	(.145)	(.153)	(.193)	(.237)	(.207)
Net Asset Value, End of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return[2]	-5.54%	-1.08%	4.69%	4.86%	1.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,056	$18,410	$18,543	$15,379	$13,812
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.16%	1.77%	2.26%	2.02%
Portfolio Turnover Rate[4]	41%	37%	49%	44%	48%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.143	.126	.195	.239	.209
Net Realized and Unrealized Gain (Loss) on Investments	(.726)	(.240)	.301	.260	(.070)
Total from Investment Operations	(.583)	(.114)	.496	.499	.139
Distributions
Dividends from Net Investment Income	(.144)	(.127)	(.196)	(.239)	(.209)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—
Total Distributions	(.147)	(.156)	(.196)	(.239)	(.209)
Net Asset Value, End of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return	-5.52%	-1.06%	4.71%	4.88%	1.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,580	$6,790	$6,134	$5,524	$4,930
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.17%	1.80%	2.28%	2.04%
Portfolio Turnover Rate[3]	41%	37%	49%	44%	48%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
31

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.145	.127	.196	.240	.210
Net Realized and Unrealized Gain (Loss) on Investments	(.727)	(.240)	.301	.260	(.070)
Total from Investment Operations	(.582)	(.113)	.497	.500	.140
Distributions
Dividends from Net Investment Income	(.145)	(.128)	(.197)	(.240)	(.210)
Distributions from Realized Capital Gains	(.003)	(.029)	—	—	—
Total Distributions	(.148)	(.157)	(.197)	(.240)	(.210)
Net Asset Value, End of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return	-5.51%	-1.05%	4.72%	4.89%	1.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,723	$7,774	$6,817	$6,631	$5,404
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.18%	1.81%	2.29%	2.05%
Portfolio Turnover Rate[3]	41%	37%	49%	44%	48%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
33

Short-Term Bond Index Fund
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,371,000, representing less than 0.01% of the fund’s net assets and 0.95% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $102,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	43,746,283	—	43,746,283
Corporate Bonds	—	17,406,164	—	17,406,164
Sovereign Bonds	—	3,572,868	—	3,572,868
Taxable Municipal Bonds	—	40,040	—	40,040
Temporary Cash Investments	889,736	—	—	889,736
Total	889,736	64,765,355	—	65,655,091
34

Short-Term Bond Index Fund
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(261,023)
Total Distributable Earnings (Loss)	261,023
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,717
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(606,258)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(4,386,506)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	973,430	821,125
Long-Term Capital Gains	18,651	195,438
Total	992,081	1,016,563
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	70,041,597
Gross Unrealized Appreciation	23,965
Gross Unrealized Depreciation	(4,410,471)
Net Unrealized Appreciation (Depreciation)	(4,386,506)
F.  During the year ended December 31, 2022, the fund purchased $15,661,583,000 of investment securities and sold $17,855,593,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $21,628,506,000 and $24,009,094,000, respectively. Purchases and sales include $9,439,098,000 and $11,018,188,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $4,861,813,000 and sales were $19,602,000, resulting in net realized loss of $744,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
35

Short-Term Bond Index Fund
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,627	1,050	17,969	1,668
Issued in Lieu of Cash Distributions	748	75	1,122	104
Redeemed	(30,201)	(2,937)	(33,785)	(3,144)
Net Increase (Decrease)—Investor Shares	(18,826)	(1,812)	(14,694)	(1,372)
ETF Shares
Issued	9,578,705	124,300	18,000,898	219,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,153,164)	(144,000)	(4,582,855)	(56,000)
Net Increase (Decrease)—ETF Shares	(1,574,459)	(19,700)	13,418,043	163,000
Admiral Shares
Issued	5,066,836	501,147	5,746,280	533,288
Issued in Lieu of Cash Distributions	196,273	19,531	226,260	21,084
Redeemed	(7,374,212)	(731,210)	(5,643,762)	(524,377)
Net Increase (Decrease)—Admiral Shares	(2,111,103)	(210,532)	328,778	29,995
Institutional Shares
Issued	1,770,051	174,510	2,775,666	258,131
Issued in Lieu of Cash Distributions	82,196	8,181	85,906	8,007
Redeemed	(2,599,611)	(257,706)	(2,040,550)	(190,115)
Net Increase (Decrease)—Institutional Shares	(747,364)	(75,015)	821,022	76,023
Institutional Plus Shares
Issued	1,200,755	117,425	2,107,924	195,581
Issued in Lieu of Cash Distributions	94,011	9,360	104,235	9,714
Redeemed	(1,834,073)	(178,739)	(1,069,435)	(99,418)
Net Increase (Decrease)—Institutional Plus Shares	(539,307)	(51,954)	1,142,724	105,877
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
36

Intermediate-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Investor Shares	-13.34%	0.37%	1.25%	$11,328
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-13.13	0.54	1.41	11,508
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	-13.30%	0.46%	1.34%	$11,428
Intermediate-Term Bond Index Fund ETF Shares Market Price	-13.21	0.47	1.32	11,399
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-13.13	0.54	1.41	11,508
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Admiral Shares	-13.27%	0.45%	1.34%	$11,421
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-13.13	0.54	1.41	11,508
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

See Financial Highlights for dividend and capital gains information.
37

Intermediate-Term Bond Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Shares	-13.25%	0.47%	1.36%	$5,723,975
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-13.13	0.54	1.41	5,753,970
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	5,564,805

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Plus Shares	-13.24%	0.48%	1.37%	$114,627,530
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-13.13	0.54	1.41	115,079,390
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	111,296,100
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Intermediate-Term Bond Index Fund ETF Shares Market Price	-13.21%	2.36%	13.99%
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	-13.30	2.34	14.28
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	-13.13	2.75	15.08
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
38

Intermediate-Term Bond Index Fund
Fund Allocation
As of December 31, 2022
Corporate Bonds	37.6%
Sovereign Bonds	3.9
Taxable Municipal Bonds	0.4
U.S. Government and Agency Obligations	58.1
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
39

Intermediate-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (57.8%)
U.S. Government Securities (56.7%)
	United States Treasury Note/Bond	3.875%	11/30/27	12,965	12,892
	United States Treasury Note/Bond	0.625%	12/31/27	321,030	271,922
	United States Treasury Note/Bond	0.750%	1/31/28	408,460	347,319
	United States Treasury Note/Bond	2.750%	2/15/28	508,005	477,366
	United States Treasury Note/Bond	1.125%	2/29/28	575,300	497,904
	United States Treasury Note/Bond	1.250%	3/31/28	428,925	372,763
	United States Treasury Note/Bond	1.250%	4/30/28	417,059	361,799
	United States Treasury Note/Bond	2.875%	5/15/28	547,053	516,110
	United States Treasury Note/Bond	1.250%	5/31/28	447,790	387,618
	United States Treasury Note/Bond	1.250%	6/30/28	339,160	293,108
	United States Treasury Note/Bond	1.000%	7/31/28	298,538	253,664
	United States Treasury Note/Bond	2.875%	8/15/28	533,445	502,188
	United States Treasury Note/Bond	5.500%	8/15/28	6,925	7,398
	United States Treasury Note/Bond	1.125%	8/31/28	447,720	382,451
	United States Treasury Note/Bond	1.250%	9/30/28	322,310	276,784
	United States Treasury Note/Bond	1.375%	10/31/28	304,720	263,011
	United States Treasury Note/Bond	3.125%	11/15/28	550,503	524,784
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	10,580
	United States Treasury Note/Bond	1.500%	11/30/28	349,113	303,074
	United States Treasury Note/Bond	1.375%	12/31/28	302,070	260,441
	United States Treasury Note/Bond	1.750%	1/31/29	115,920	101,810
	United States Treasury Note/Bond	2.625%	2/15/29	537,486	496,923
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	16,149
	United States Treasury Note/Bond	1.875%	2/28/29	382,005	338,373
	United States Treasury Note/Bond	2.375%	3/31/29	270,905	246,481
	United States Treasury Note/Bond	2.875%	4/30/29	159,635	149,458
	United States Treasury Note/Bond	2.375%	5/15/29	462,036	419,948
	United States Treasury Note/Bond	2.750%	5/31/29	262,595	243,803
	United States Treasury Note/Bond	3.250%	6/30/29	343,460	328,487
	United States Treasury Note/Bond	2.625%	7/31/29	302,007	278,082
	United States Treasury Note/Bond	1.625%	8/15/29	417,889	362,388
	United States Treasury Note/Bond	6.125%	8/15/29	14,100	15,737
	United States Treasury Note/Bond	3.125%	8/31/29	293,420	278,520
	United States Treasury Note/Bond	3.875%	9/30/29	313,390	310,991
	United States Treasury Note/Bond	4.000%	10/31/29	275,765	275,808
	United States Treasury Note/Bond	1.750%	11/15/29	273,014	237,949
	United States Treasury Note/Bond	3.875%	11/30/29	636,147	631,674
	United States Treasury Note/Bond	1.500%	2/15/30	279,921	238,370
	United States Treasury Note/Bond	0.625%	5/15/30	675,051	533,923
	United States Treasury Note/Bond	6.250%	5/15/30	51,675	58,885
	United States Treasury Note/Bond	0.625%	8/15/30	929,357	731,143
	United States Treasury Note/Bond	0.875%	11/15/30	901,397	720,273
	United States Treasury Note/Bond	1.125%	2/15/31	637,401	519,183
	United States Treasury Note/Bond	5.375%	2/15/31	56,996	62,447
	United States Treasury Note/Bond	1.625%	5/15/31	793,018	667,003
	United States Treasury Note/Bond	1.250%	8/15/31	904,055	733,556
	United States Treasury Note/Bond	1.375%	11/15/31	931,422	757,800
	United States Treasury Note/Bond	1.875%	2/15/32	814,419	690,220
	United States Treasury Note/Bond	2.875%	5/15/32	788,963	726,832
	United States Treasury Note/Bond	2.750%	8/15/32	746,868	679,299
	United States Treasury Note/Bond	4.125%	11/15/32	593,820	605,696
					18,780,387
Agency Bonds and Notes (1.1%)
	Federal Home Loan Banks	3.250%	6/9/28	24,100	23,113
	Federal Home Loan Banks	3.250%	11/16/28	42,755	40,923
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	9,450
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	19,514	22,774
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	25,657	29,669
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	39,640
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	32,833
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	46,545	55,364
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	57,520	45,108
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	40,592
[1]	Private Export Funding Corp.	1.400%	7/15/28	7,425	6,285
	Tennessee Valley Authority	7.125%	5/1/30	3,970	4,633
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,219
					353,603
Total U.S. Government and Agency Obligations (Cost $21,471,473)					19,133,990
Corporate Bonds (37.4%)
Communications (3.2%)
	Activision Blizzard Inc.	1.350%	9/15/30	6,795	5,307
	Alphabet Inc.	1.100%	8/15/30	11,433	8,977
	America Movil SAB de CV	3.625%	4/22/29	7,837	7,136
	America Movil SAB de CV	2.875%	5/7/30	3,963	3,396
	America Movil SAB de CV	4.700%	7/21/32	9,640	9,223
	AT&T Inc.	1.650%	2/1/28	19,225	16,265
[1]	AT&T Inc.	4.100%	2/15/28	8,456	8,050
	AT&T Inc.	4.350%	3/1/29	26,987	25,683
[1]	AT&T Inc.	4.300%	2/15/30	20,664	19,432
	AT&T Inc.	2.750%	6/1/31	17,436	14,478
	AT&T Inc.	2.250%	2/1/32	19,855	15,568
	Baidu Inc.	4.375%	3/29/28	3,890	3,670
	Baidu Inc.	4.875%	11/14/28	3,263	3,129
	Baidu Inc.	3.425%	4/7/30	4,665	4,052
	Baidu Inc.	2.375%	8/23/31	6,200	4,836
	Booking Holdings Inc.	3.550%	3/15/28	5,293	4,935
	Booking Holdings Inc.	4.625%	4/13/30	13,285	12,855
	British Telecommunications plc	5.125%	12/4/28	2,967	2,875
	British Telecommunications plc	9.625%	12/15/30	19,355	23,104
	Charter Communications Operating LLC	3.750%	2/15/28	7,529	6,818
	Charter Communications Operating LLC	4.200%	3/15/28	14,020	12,880
	Charter Communications Operating LLC	2.250%	1/15/29	12,143	9,760
	Charter Communications Operating LLC	5.050%	3/30/29	11,926	11,214
	Charter Communications Operating LLC	2.800%	4/1/31	13,761	10,699
	Charter Communications Operating LLC	2.300%	2/1/32	11,420	8,428
	Comcast Corp.	3.150%	2/15/28	15,327	14,164
	Comcast Corp.	4.150%	10/15/28	34,983	33,624
	Comcast Corp.	2.650%	2/1/30	15,480	13,366
	Comcast Corp.	3.400%	4/1/30	12,207	11,112
	Comcast Corp.	4.250%	10/15/30	7,334	7,034
	Comcast Corp.	1.950%	1/15/31	12,666	10,219
	Comcast Corp.	1.500%	2/15/31	13,826	10,765
	Comcast Corp.	5.500%	11/15/32	5,095	5,304
	Deutsche Telekom International Finance BV	8.750%	6/15/30	30,875	36,429
	Discovery Communications LLC	3.950%	3/20/28	16,071	14,262
	Discovery Communications LLC	4.125%	5/15/29	5,092	4,416
	Discovery Communications LLC	3.625%	5/15/30	6,393	5,276
	Electronic Arts Inc.	1.850%	2/15/31	5,596	4,403
	Expedia Group Inc.	4.625%	8/1/27	1,809	1,736
40

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Expedia Group Inc.	3.250%	2/15/30	9,006	7,643
	Expedia Group Inc.	2.950%	3/15/31	4,789	3,856
	Fox Corp.	4.709%	1/25/29	14,609	14,141
	Fox Corp.	3.500%	4/8/30	5,058	4,473
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,912
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	3,709	3,550
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,509	5,195
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,165	3,292
	Koninklijke KPN NV	8.375%	10/1/30	4,825	5,401
	Meta Platforms Inc.	3.850%	8/15/32	17,365	15,280
	Omnicom Group Inc.	2.450%	4/30/30	4,676	3,861
	Omnicom Group Inc.	4.200%	6/1/30	3,785	3,521
	Omnicom Group Inc.	2.600%	8/1/31	5,742	4,695
	Orange SA	9.000%	3/1/31	18,415	22,526
	Paramount Global	3.375%	2/15/28	5,135	4,555
	Paramount Global	3.700%	6/1/28	6,735	6,008
	Paramount Global	4.200%	6/1/29	4,347	3,866
	Paramount Global	7.875%	7/30/30	3,333	3,544
	Paramount Global	4.950%	1/15/31	14,648	13,065
[3]	Rogers Communications Inc.	3.800%	3/15/32	15,250	13,161
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,294	2,914
	TCI Communications Inc.	7.125%	2/15/28	1,916	2,093
	Telefonica Europe BV	8.250%	9/15/30	9,150	10,212
	TELUS Corp.	3.700%	9/15/27	1,786	1,693
	Tencent Music Entertainment Group	2.000%	9/3/30	3,795	2,874
	T-Mobile USA Inc.	4.750%	2/1/28	9,060	8,827
	T-Mobile USA Inc.	2.050%	2/15/28	15,937	13,711
	T-Mobile USA Inc.	2.625%	2/15/29	5,975	5,071
	T-Mobile USA Inc.	2.400%	3/15/29	2,470	2,083
	T-Mobile USA Inc.	3.375%	4/15/29	18,727	16,500
	T-Mobile USA Inc.	3.875%	4/15/30	54,883	49,819
	T-Mobile USA Inc.	2.550%	2/15/31	30,130	24,554
	T-Mobile USA Inc.	2.875%	2/15/31	4,225	3,488
	T-Mobile USA Inc.	3.500%	4/15/31	23,517	20,367
	T-Mobile USA Inc.	2.700%	3/15/32	8,160	6,604
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,447	2,765
	VeriSign Inc.	2.700%	6/15/31	6,375	5,215
	Verizon Communications Inc.	2.100%	3/22/28	26,182	22,713
	Verizon Communications Inc.	4.329%	9/21/28	36,579	35,210
	Verizon Communications Inc.	3.875%	2/8/29	4,561	4,283
	Verizon Communications Inc.	4.016%	12/3/29	32,437	30,356
	Verizon Communications Inc.	3.150%	3/22/30	16,735	14,744
	Verizon Communications Inc.	1.500%	9/18/30	3,395	2,641
	Verizon Communications Inc.	1.680%	10/30/30	8,695	6,758
	Verizon Communications Inc.	1.750%	1/20/31	17,033	13,193
	Verizon Communications Inc.	2.550%	3/21/31	39,754	32,717
	Verizon Communications Inc.	2.355%	3/15/32	46,485	36,865
	Vodafone Group plc	7.875%	2/15/30	5,880	6,616
	Walt Disney Co.	2.200%	1/13/28	7,873	7,017
	Walt Disney Co.	2.000%	9/1/29	16,483	13,838
	Walt Disney Co.	3.800%	3/22/30	9,335	8,688
	Walt Disney Co.	2.650%	1/13/31	22,158	18,932
[3]	Warnermedia Holdings Inc.	4.054%	3/15/29	12,645	10,960
[3]	Warnermedia Holdings Inc.	4.279%	3/15/32	40,415	33,323
	Weibo Corp.	3.375%	7/8/30	5,485	4,210
					1,051,279
Consumer Discretionary (2.3%)
	Advance Auto Parts Inc.	3.900%	4/15/30	8,154	7,165
	Alibaba Group Holding Ltd.	3.400%	12/6/27	8,106	7,472
	Alibaba Group Holding Ltd.	2.125%	2/9/31	10,499	8,343
	Amazon.com Inc.	1.650%	5/12/28	11,536	9,927
	Amazon.com Inc.	3.450%	4/13/29	4,200	3,930
	Amazon.com Inc.	4.650%	12/1/29	5,250	5,210
	Amazon.com Inc.	1.500%	6/3/30	16,626	13,357
	Amazon.com Inc.	2.100%	5/12/31	30,345	24,835
	Amazon.com Inc.	3.600%	4/13/32	14,430	13,236
	Amazon.com Inc.	4.700%	12/1/32	25,000	24,838
[1]	American Honda Finance Corp.	2.000%	3/24/28	7,758	6,702
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	American Honda Finance Corp.	2.250%	1/12/29	2,360	2,030
[1]	American Honda Finance Corp.	1.800%	1/13/31	5,120	4,064
	Aptiv plc	4.350%	3/15/29	1,950	1,833
	Aptiv plc	3.250%	3/1/32	3,285	2,698
	AutoNation Inc.	4.750%	6/1/30	3,190	2,855
	AutoNation Inc.	2.400%	8/1/31	3,071	2,206
	AutoNation Inc.	3.850%	3/1/32	8,590	6,866
	AutoZone Inc.	3.750%	4/18/29	5,469	5,065
	AutoZone Inc.	4.000%	4/15/30	7,076	6,552
	AutoZone Inc.	1.650%	1/15/31	4,235	3,278
	AutoZone Inc.	4.750%	8/1/32	5,250	5,100
	Best Buy Co. Inc.	4.450%	10/1/28	5,220	5,030
	Best Buy Co. Inc.	1.950%	10/1/30	2,553	2,018
	Brunswick Corp.	2.400%	8/18/31	3,403	2,500
	Brunswick Corp.	4.400%	9/15/32	3,430	2,890
	Choice Hotels International Inc.	3.700%	12/1/29	498	433
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,305	3,376
	eBay Inc.	2.700%	3/11/30	5,568	4,736
	eBay Inc.	2.600%	5/10/31	4,245	3,492
	eBay Inc.	6.300%	11/22/32	6,135	6,379
[1]	Emory University	2.143%	9/1/30	3,813	3,140
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,293	4,585
	Fortune Brands Innovations Inc.	4.000%	3/25/32	3,500	3,038
	General Motors Co.	5.000%	10/1/28	5,461	5,250
	General Motors Co.	5.400%	10/15/29	4,705	4,500
	General Motors Co.	5.600%	10/15/32	12,520	11,675
	General Motors Financial Co. Inc.	3.850%	1/5/28	6,115	5,594
	General Motors Financial Co. Inc.	2.400%	4/10/28	6,284	5,303
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,633	3,854
	General Motors Financial Co. Inc.	5.650%	1/17/29	3,605	3,538
	General Motors Financial Co. Inc.	4.300%	4/6/29	9,842	8,835
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,353	7,864
	General Motors Financial Co. Inc.	2.350%	1/8/31	1,432	1,082
	General Motors Financial Co. Inc.	2.700%	6/10/31	8,680	6,674
	General Motors Financial Co. Inc.	3.100%	1/12/32	16,335	12,831
	Genuine Parts Co.	1.875%	11/1/30	4,100	3,148
	Hasbro Inc.	3.900%	11/19/29	9,751	8,668
	Home Depot Inc.	0.900%	3/15/28	3,638	3,018
	Home Depot Inc.	1.500%	9/15/28	6,269	5,327
	Home Depot Inc.	3.900%	12/6/28	6,212	5,985
	Home Depot Inc.	2.950%	6/15/29	10,583	9,577
	Home Depot Inc.	2.700%	4/15/30	16,935	14,785
	Home Depot Inc.	1.375%	3/15/31	11,877	9,199
	Home Depot Inc.	1.875%	9/15/31	9,130	7,301
	Home Depot Inc.	3.250%	4/15/32	10,155	9,027
	Home Depot Inc.	4.500%	9/15/32	10,770	10,554
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,050	8,629
	Hyatt Hotels Corp.	4.375%	9/15/28	5,430	4,991
	Hyatt Hotels Corp.	6.000%	4/23/30	3,950	3,846
	JD.com Inc.	3.375%	1/14/30	5,575	4,883
[1]	Johns Hopkins University	4.705%	7/1/32	2,755	2,740
	Kohl's Corp.	3.625%	5/1/31	2,455	1,724
	Lear Corp.	3.800%	9/15/27	2,717	2,530
	Lear Corp.	4.250%	5/15/29	3,000	2,701
	Lear Corp.	3.500%	5/30/30	3,935	3,324
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	4,564
	Lowe's Cos. Inc.	1.300%	4/15/28	8,520	7,076
	Lowe's Cos. Inc.	1.700%	9/15/28	5,430	4,561
	Lowe's Cos. Inc.	3.650%	4/5/29	14,632	13,498
	Lowe's Cos. Inc.	4.500%	4/15/30	3,885	3,723
	Lowe's Cos. Inc.	1.700%	10/15/30	7,368	5,755
	Lowe's Cos. Inc.	2.625%	4/1/31	14,229	11,789
	Lowe's Cos. Inc.	3.750%	4/1/32	17,170	15,303
[1]	Marriott International Inc.	4.000%	4/15/28	5,974	5,566
[1]	Marriott International Inc.	4.625%	6/15/30	7,814	7,298
[1]	Marriott International Inc.	2.850%	4/15/31	14,901	12,071
[1]	Marriott International Inc.	3.500%	10/15/32	5,000	4,156
[1]	Marriott International Inc.	2.750%	10/15/33	1,000	767
	Masco Corp.	1.500%	2/15/28	5,195	4,308

41

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	2.000%	10/1/30	2,849	2,211
	Masco Corp.	2.000%	2/15/31	4,315	3,329
[1]	McDonald's Corp.	3.800%	4/1/28	7,368	7,049
[1]	McDonald's Corp.	2.625%	9/1/29	8,706	7,639
[1]	McDonald's Corp.	2.125%	3/1/30	5,928	4,953
[1]	McDonald's Corp.	3.600%	7/1/30	7,913	7,260
	McDonald's Corp.	4.600%	9/9/32	5,130	5,023
	MDC Holdings Inc.	3.850%	1/15/30	50	41
	MDC Holdings Inc.	2.500%	1/15/31	4,497	3,233
[3]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	11,032
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	3,825	4,714
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,453
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	3,854
	NIKE Inc.	2.850%	3/27/30	10,592	9,456
	NVR Inc.	3.000%	5/15/30	4,369	3,666
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,312	1,275
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,823	3,557
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,360	7,871
	O'Reilly Automotive Inc.	4.700%	6/15/32	5,415	5,246
	Owens Corning	3.950%	8/15/29	4,175	3,784
	Owens Corning	3.875%	6/1/30	2,119	1,885
	PulteGroup Inc.	6.375%	5/15/33	3,500	3,492
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	5,922
	Ross Stores Inc.	1.875%	4/15/31	3,150	2,475
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,579	5,326
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,668	3,841
	Stanley Black & Decker Inc.	3.000%	5/15/32	2,175	1,836
	Starbucks Corp.	3.500%	3/1/28	6,378	5,989
	Starbucks Corp.	4.000%	11/15/28	4,940	4,707
	Starbucks Corp.	2.250%	3/12/30	8,675	7,206
	Starbucks Corp.	2.550%	11/15/30	9,274	7,795
	Starbucks Corp.	3.000%	2/14/32	5,454	4,663
	Tapestry Inc.	3.050%	3/15/32	3,325	2,593
	TJX Cos. Inc.	1.150%	5/15/28	5,236	4,369
	TJX Cos. Inc.	3.875%	4/15/30	5,765	5,374
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,355	2,860
	Toyota Motor Corp.	3.669%	7/20/28	1,828	1,734
	Toyota Motor Corp.	2.760%	7/2/29	4,714	4,180
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	4,532	4,196
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,521	3,066
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,940	3,704
	Toyota Motor Credit Corp.	4.450%	6/29/29	5,350	5,261
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,619	6,415
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,277	9,349
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	3,700	2,912
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,235	4,140
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	3,860	3,169
	Tractor Supply Co.	1.750%	11/1/30	4,875	3,745
	VF Corp.	2.950%	4/23/30	7,090	5,898
	Whirlpool Corp.	4.750%	2/26/29	8,203	7,986
	Whirlpool Corp.	2.400%	5/15/31	1,263	997
	Whirlpool Corp.	4.700%	5/14/32	2,117	1,994
[1]	Yale University	1.482%	4/15/30	6,495	5,189
					750,485
Consumer Staples (2.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	4,732
	Altria Group Inc.	4.800%	2/14/29	4,046	3,879
	Altria Group Inc.	3.400%	5/6/30	8,268	7,058
	Altria Group Inc.	2.450%	2/4/32	18,439	13,906
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	14,522	13,861
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	26,074	25,772
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	23,403	21,285
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,569	3,567
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Archer-Daniels-Midland Co.	3.250%	3/27/30	5,617	5,051
	Archer-Daniels-Midland Co.	2.900%	3/1/32	4,130	3,550
	Avery Dennison Corp.	4.875%	12/6/28	5,331	5,198
	Avery Dennison Corp.	2.650%	4/30/30	5,814	4,776
	BAT Capital Corp.	2.259%	3/25/28	13,815	11,498
	BAT Capital Corp.	3.462%	9/6/29	4,704	4,023
	BAT Capital Corp.	4.906%	4/2/30	4,251	3,896
	BAT Capital Corp.	2.726%	3/25/31	12,955	10,104
	BAT Capital Corp.	4.742%	3/16/32	7,195	6,389
	BAT Capital Corp.	7.750%	10/19/32	3,490	3,755
	BAT International Finance plc	4.448%	3/16/28	6,180	5,720
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	7,543	6,192
	Campbell Soup Co.	4.150%	3/15/28	3,320	3,173
	Campbell Soup Co.	2.375%	4/24/30	7,210	5,987
	Church & Dwight Co. Inc.	5.600%	11/15/32	8,200	8,495
	Clorox Co.	3.900%	5/15/28	200	191
	Clorox Co.	4.400%	5/1/29	2,503	2,414
	Clorox Co.	1.800%	5/15/30	5,580	4,441
	Clorox Co.	4.600%	5/1/32	4,565	4,381
	Coca-Cola Co.	1.500%	3/5/28	7,030	6,062
	Coca-Cola Co.	1.000%	3/15/28	11,718	9,817
	Coca-Cola Co.	2.125%	9/6/29	4,407	3,770
	Coca-Cola Co.	3.450%	3/25/30	9,626	8,942
	Coca-Cola Co.	1.650%	6/1/30	13,974	11,410
	Coca-Cola Co.	2.000%	3/5/31	3,005	2,479
	Coca-Cola Co.	1.375%	3/15/31	22,359	17,497
	Coca-Cola Co.	2.250%	1/5/32	8,005	6,708
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,905	7,733
	Colgate-Palmolive Co.	3.250%	8/15/32	3,340	3,022
	Conagra Brands Inc.	4.850%	11/1/28	9,399	9,147
	Constellation Brands Inc.	4.650%	11/15/28	6,213	6,007
	Constellation Brands Inc.	3.150%	8/1/29	6,694	5,866
	Constellation Brands Inc.	2.875%	5/1/30	901	766
	Constellation Brands Inc.	2.250%	8/1/31	6,399	5,079
	Constellation Brands Inc.	4.750%	5/9/32	8,950	8,578
	Costco Wholesale Corp.	1.600%	4/20/30	17,118	14,006
	Costco Wholesale Corp.	1.750%	4/20/32	7,255	5,735
	Diageo Capital plc	3.875%	5/18/28	4,213	4,016
	Diageo Capital plc	2.375%	10/24/29	8,500	7,262
	Diageo Capital plc	2.000%	4/29/30	2,285	1,882
	Diageo Capital plc	2.125%	4/29/32	2,890	2,300
	Diageo Capital plc	5.500%	1/24/33	5,000	5,229
	Dollar General Corp.	4.125%	5/1/28	4,160	3,966
	Dollar General Corp.	3.500%	4/3/30	10,000	8,962
	Dollar General Corp.	5.000%	11/1/32	4,189	4,121
	Dollar Tree Inc.	4.200%	5/15/28	9,177	8,805
	Dollar Tree Inc.	2.650%	12/1/31	6,510	5,252
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,466	4,693
	Estee Lauder Cos. Inc.	2.600%	4/15/30	8,507	7,318
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,077	4,103
	Flowers Foods Inc.	2.400%	3/15/31	3,795	3,052
	General Mills Inc.	4.200%	4/17/28	6,342	6,130
	General Mills Inc.	2.875%	4/15/30	5,725	4,961
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	6,875	6,185
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	14,860	13,092
	Hershey Co.	2.450%	11/15/29	2,490	2,142
	Hershey Co.	1.700%	6/1/30	1,435	1,151
	Hormel Foods Corp.	1.700%	6/3/28	3,350	2,895
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,241
	Ingredion Inc.	2.900%	6/1/30	3,941	3,339
	J M Smucker Co.	2.375%	3/15/30	6,055	5,011
	J M Smucker Co.	2.125%	3/15/32	5,000	3,883
[3]	JBS USA LUX SA	5.125%	2/1/28	5,000	4,730
[3]	JBS USA LUX SA	5.500%	1/15/30	10,000	9,507
[3]	JBS USA LUX SA	3.750%	12/1/31	7,000	5,710
[3]	JBS USA LUX SA	3.625%	1/15/32	4,500	3,666
[3]	JBS USA LUX SA	5.750%	4/1/33	9,000	8,598

42

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kellogg Co.	3.400%	11/15/27	5,699	5,301
	Kellogg Co.	4.300%	5/15/28	2,965	2,883
	Kellogg Co.	2.100%	6/1/30	2,950	2,392
[1]	Kellogg Co.	7.450%	4/1/31	5,197	5,914
	Keurig Dr Pepper Inc.	4.597%	5/25/28	400	392
	Keurig Dr Pepper Inc.	3.950%	4/15/29	10,420	9,681
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,356	5,531
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,260	2,625
	Keurig Dr Pepper Inc.	4.050%	4/15/32	10,635	9,677
	Kimberly-Clark Corp.	1.050%	9/15/27	5,857	5,001
	Kimberly-Clark Corp.	3.950%	11/1/28	2,772	2,673
	Kimberly-Clark Corp.	3.200%	4/25/29	5,645	5,142
	Kimberly-Clark Corp.	3.100%	3/26/30	5,107	4,588
	Kimberly-Clark Corp.	2.000%	11/2/31	4,975	4,000
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,625	5,127
	Kraft Heinz Foods Co.	4.250%	3/1/31	8,677	8,100
	Kroger Co.	4.500%	1/15/29	4,538	4,378
[1]	Kroger Co.	7.700%	6/1/29	1,000	1,105
	Kroger Co.	2.200%	5/1/30	9,993	8,086
	Kroger Co.	1.700%	1/15/31	4,056	3,128
	McCormick & Co. Inc.	3.400%	8/15/27	5,278	4,925
	McCormick & Co. Inc.	2.500%	4/15/30	4,840	4,041
	McCormick & Co. Inc.	1.850%	2/15/31	2,036	1,575
	Mondelez International Inc.	2.750%	4/13/30	7,468	6,436
	Mondelez International Inc.	1.500%	2/4/31	3,863	2,971
	Mondelez International Inc.	3.000%	3/17/32	6,360	5,423
	Mondelez International Inc.	1.875%	10/15/32	6,000	4,559
	PepsiCo Inc.	3.600%	2/18/28	4,620	4,438
	PepsiCo Inc.	7.000%	3/1/29	975	1,095
	PepsiCo Inc.	2.625%	7/29/29	7,108	6,277
	PepsiCo Inc.	2.750%	3/19/30	15,035	13,304
	PepsiCo Inc.	1.625%	5/1/30	16,105	13,142
	PepsiCo Inc.	1.950%	10/21/31	9,315	7,519
	PepsiCo Inc.	3.900%	7/18/32	9,615	9,092
	Philip Morris International Inc.	3.125%	3/2/28	4,778	4,346
	Philip Morris International Inc.	3.375%	8/15/29	4,883	4,401
	Philip Morris International Inc.	5.625%	11/17/29	6,385	6,503
	Philip Morris International Inc.	2.100%	5/1/30	7,589	6,145
	Philip Morris International Inc.	1.750%	11/1/30	1,432	1,121
	Philip Morris International Inc.	5.750%	11/17/32	17,050	17,439
[3]	Pilgrim's Pride Corp.	4.250%	4/15/31	5,973	5,084
[3]	Pilgrim's Pride Corp.	3.500%	3/1/32	9,346	7,305
	Procter & Gamble Co.	3.000%	3/25/30	9,144	8,331
	Procter & Gamble Co.	1.200%	10/29/30	17,056	13,390
	Procter & Gamble Co.	1.950%	4/23/31	4,478	3,740
	Procter & Gamble Co.	2.300%	2/1/32	3,310	2,783
	Sysco Corp.	2.400%	2/15/30	6,905	5,739
	Sysco Corp.	5.950%	4/1/30	6,951	7,208
	Sysco Corp.	2.450%	12/14/31	3,850	3,090
	Target Corp.	3.375%	4/15/29	10,795	10,025
	Target Corp.	2.350%	2/15/30	5,342	4,539
	Target Corp.	2.650%	9/15/30	252	216
	Target Corp.	4.500%	9/15/32	8,500	8,265
	Tyson Foods Inc.	4.350%	3/1/29	7,343	7,011
	Unilever Capital Corp.	2.125%	9/6/29	10,348	8,746
	Unilever Capital Corp.	1.375%	9/14/30	4,998	3,899
	Unilever Capital Corp.	1.750%	8/12/31	7,650	6,038
	Unilever Capital Corp.	5.900%	11/15/32	2,000	2,160
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,115	3,559
	Walmart Inc.	3.700%	6/26/28	22,797	22,048
	Walmart Inc.	1.500%	9/22/28	5,625	4,823
	Walmart Inc.	3.250%	7/8/29	10,598	9,895
	Walmart Inc.	2.375%	9/24/29	10,793	9,458
	Walmart Inc.	1.800%	9/22/31	3,875	3,160
	Walmart Inc.	4.150%	9/9/32	5,051	4,935
					872,043
Energy (2.3%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	4,027	3,726
	Baker Hughes Holdings LLC	3.138%	11/7/29	4,970	4,385
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	7,039
	Boardwalk Pipelines LP	4.800%	5/3/29	3,415	3,213
	Boardwalk Pipelines LP	3.400%	2/15/31	2,968	2,485
	Boardwalk Pipelines LP	3.600%	9/1/32	250	207
	BP Capital Markets America Inc.	3.937%	9/21/28	11,193	10,695
	BP Capital Markets America Inc.	4.234%	11/6/28	15,650	15,154
	BP Capital Markets America Inc.	3.633%	4/6/30	12,942	11,873
	BP Capital Markets America Inc.	1.749%	8/10/30	4,896	3,906
	BP Capital Markets America Inc.	2.721%	1/12/32	17,683	14,803
	BP Capital Markets plc	3.723%	11/28/28	5,832	5,522
	Burlington Resources LLC	7.200%	8/15/31	995	1,129
	Canadian Natural Resources Ltd.	2.950%	7/15/30	7,016	5,917
	Canadian Natural Resources Ltd.	7.200%	1/15/32	100	108
	Cenovus Energy Inc.	2.650%	1/15/32	4,175	3,328
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	13,302	12,059
	Cheniere Energy Partners LP	4.500%	10/1/29	5,311	4,780
	Cheniere Energy Partners LP	4.000%	3/1/31	14,900	12,762
	Cheniere Energy Partners LP	3.250%	1/31/32	12,500	9,956
	Chevron Corp.	2.236%	5/11/30	14,400	12,329
	Chevron USA Inc.	3.850%	1/15/28	5,087	4,912
	Chevron USA Inc.	3.250%	10/15/29	6,175	5,665
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,400	3,024
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	13,975	13,676
	CNOOC Petroleum North America ULC	7.875%	3/15/32	2,600	3,052
	ConocoPhillips	4.300%	8/15/28	4,510	4,319
	ConocoPhillips	2.400%	2/15/31	4,590	3,731
	ConocoPhillips Co.	6.950%	4/15/29	10,428	11,530
	Continental Resources Inc.	4.375%	1/15/28	4,906	4,468
	Coterra Energy Inc.	4.375%	3/15/29	5,320	5,000
	DCP Midstream Operating LP	5.125%	5/15/29	3,133	3,021
	DCP Midstream Operating LP	3.250%	2/15/32	2,124	1,749
	Devon Energy Corp.	5.875%	6/15/28	3,114	3,146
	Devon Energy Corp.	4.500%	1/15/30	4,992	4,658
	Devon Energy Corp.	7.875%	9/30/31	3,000	3,403
	Devon Energy Corp.	7.950%	4/15/32	1,064	1,215
	Diamondback Energy Inc.	3.500%	12/1/29	7,558	6,631
	Diamondback Energy Inc.	3.125%	3/24/31	9,297	7,706
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,050	3,504
	Enbridge Inc.	3.125%	11/15/29	6,388	5,569
	Energy Transfer LP	4.950%	5/15/28	5,280	5,070
	Energy Transfer LP	4.950%	6/15/28	11,165	10,784
	Energy Transfer LP	5.250%	4/15/29	9,367	9,081
	Energy Transfer LP	4.150%	9/15/29	3,790	3,419
	Energy Transfer LP	3.750%	5/15/30	12,015	10,592
	Energy Transfer LP	5.750%	2/15/33	2,800	2,747
	Enterprise Products Operating LLC	4.150%	10/16/28	8,595	8,138
	Enterprise Products Operating LLC	3.125%	7/31/29	9,309	8,195
	Enterprise Products Operating LLC	2.800%	1/31/30	8,700	7,412
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,299	7,164
	EOG Resources Inc.	4.375%	4/15/30	6,741	6,525
	EQT Corp.	5.000%	1/15/29	6,495	6,103
	EQT Corp.	7.000%	2/1/30	8,205	8,499
	Exxon Mobil Corp.	2.440%	8/16/29	9,018	7,889
	Exxon Mobil Corp.	3.482%	3/19/30	16,125	15,022
	Exxon Mobil Corp.	2.610%	10/15/30	14,665	12,803
	Halliburton Co.	2.920%	3/1/30	3,843	3,300
	Helmerich & Payne Inc.	2.900%	9/29/31	4,235	3,429
	Hess Corp.	7.300%	8/15/31	4,031	4,381
	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,734
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	330	365
	Kinder Morgan Inc.	4.300%	3/1/28	15,759	15,104
	Kinder Morgan Inc.	2.000%	2/15/31	7,005	5,433
[1]	Kinder Morgan Inc.	7.800%	8/1/31	1,300	1,449
	Magellan Midstream Partners LP	3.250%	6/1/30	4,821	4,205
	Marathon Oil Corp.	6.800%	3/15/32	4,371	4,500
	Marathon Petroleum Corp.	3.800%	4/1/28	5,436	5,025
	MPLX LP	4.250%	12/1/27	3,783	3,573

43

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	4.000%	3/15/28	7,598	7,077
	MPLX LP	4.800%	2/15/29	7,605	7,274
	MPLX LP	2.650%	8/15/30	15,628	12,679
	MPLX LP	4.950%	9/1/32	4,320	4,051
	NOV Inc.	3.600%	12/1/29	2,495	2,195
	ONEOK Inc.	4.550%	7/15/28	7,473	7,062
	ONEOK Inc.	4.350%	3/15/29	8,905	8,258
	ONEOK Inc.	3.400%	9/1/29	6,125	5,295
	ONEOK Inc.	3.100%	3/15/30	3,415	2,866
	ONEOK Inc.	6.350%	1/15/31	790	805
	ONEOK Inc.	6.100%	11/15/32	7,335	7,362
	Ovintiv Inc.	7.200%	11/1/31	2,745	2,887
	Ovintiv Inc.	7.375%	11/1/31	4,615	4,953
	Phillips 66	3.900%	3/15/28	2,256	2,132
	Phillips 66	2.150%	12/15/30	6,418	5,133
[3]	Phillips 66 Co.	3.750%	3/1/28	4,120	3,801
[3]	Phillips 66 Co.	3.150%	12/15/29	5,235	4,566
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,902	7,770
	Pioneer Natural Resources Co.	2.150%	1/15/31	8,087	6,414
	Plains All American Pipeline LP	3.550%	12/15/29	7,578	6,586
	Plains All American Pipeline LP	3.800%	9/15/30	5,455	4,743
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,956	12,181
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	18,918	17,570
	Schlumberger Investment SA	2.650%	6/26/30	12,913	11,070
	Shell International Finance BV	3.875%	11/13/28	6,826	6,570
	Shell International Finance BV	2.375%	11/7/29	13,601	11,761
	Shell International Finance BV	2.750%	4/6/30	15,741	13,835
	Suncor Energy Inc.	7.150%	2/1/32	4,250	4,562
	Targa Resources Corp.	4.200%	2/1/33	4,300	3,702
	Targa Resources Partners LP	5.000%	1/15/28	4,800	4,585
	Targa Resources Partners LP	6.875%	1/15/29	5,000	5,049
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,597
	Targa Resources Partners LP	4.875%	2/1/31	6,875	6,212
	Targa Resources Partners LP	4.000%	1/15/32	7,530	6,330
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,900	2,028
	Tosco Corp.	8.125%	2/15/30	2,469	2,885
	TotalEnergies Capital International SA	3.455%	2/19/29	8,630	8,012
	TotalEnergies Capital International SA	2.829%	1/10/30	6,527	5,769
	TotalEnergies Capital SA	3.883%	10/11/28	8,541	8,257
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,247	9,734
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	11,805
	TransCanada PipeLines Ltd.	2.500%	10/12/31	12,969	10,305
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,005	3,765
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,438	9,067
	Valero Energy Corp.	4.350%	6/1/28	5,892	5,690
	Valero Energy Corp.	2.800%	12/1/31	8,393	6,847
	Valero Energy Corp.	7.500%	4/15/32	3,000	3,376
	Valero Energy Partners LP	4.500%	3/15/28	3,774	3,662
	Williams Cos. Inc.	3.500%	11/15/30	9,575	8,388
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,311	1,436
	Williams Cos. Inc.	2.600%	3/15/31	12,537	10,172
	Williams Cos. Inc.	8.750%	3/15/32	3,064	3,638
	Williams Cos. Inc.	4.650%	8/15/32	5,409	5,045
					772,110
Financials (11.4%)
[1]	Aegon NV	5.500%	4/11/48	4,500	4,051
	AerCap Ireland Capital DAC	3.875%	1/23/28	7,730	6,974
	AerCap Ireland Capital DAC	3.000%	10/29/28	29,437	24,706
	AerCap Ireland Capital DAC	3.300%	1/30/32	31,475	24,592
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,255	6,057
	Aflac Inc.	3.600%	4/1/30	10,242	9,267
	Air Lease Corp.	3.625%	4/1/27	1,694	1,545
	Air Lease Corp.	3.625%	12/1/27	6,693	6,058
	Air Lease Corp.	2.100%	9/1/28	7,515	6,134
	Air Lease Corp.	4.625%	10/1/28	3,168	2,967
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	3.250%	10/1/29	4,105	3,494
[1]	Air Lease Corp.	3.000%	2/1/30	4,943	4,135
	Air Lease Corp.	3.125%	12/1/30	3,752	3,107
	Air Lease Corp.	2.875%	1/15/32	4,135	3,299
	Alleghany Corp.	3.625%	5/15/30	4,635	4,297
	Allstate Corp.	1.450%	12/15/30	3,787	2,889
	Ally Financial Inc.	2.200%	11/2/28	9,743	7,622
[1]	Ally Financial Inc.	8.000%	11/1/31	19,132	19,735
	American Express Co.	4.989%	5/26/33	6,179	5,955
	American Express Co.	4.420%	8/3/33	15,241	14,446
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,003
	American International Group Inc.	4.200%	4/1/28	2,193	2,081
	American International Group Inc.	4.250%	3/15/29	1,928	1,804
	American International Group Inc.	3.400%	6/30/30	7,311	6,451
[1]	American International Group Inc.	5.750%	4/1/48	4,875	4,659
	Ameriprise Financial Inc.	4.500%	5/13/32	4,410	4,261
	Aon Corp.	4.500%	12/15/28	525	505
	Aon Corp.	3.750%	5/2/29	5,767	5,338
	Aon Corp.	2.800%	5/15/30	10,463	8,934
	Aon Corp.	2.600%	12/2/31	5,040	4,109
	Ares Capital Corp.	2.875%	6/15/28	7,511	6,033
	Ares Capital Corp.	3.200%	11/15/31	5,990	4,387
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,546	2,793
	Assurant Inc.	4.900%	3/27/28	3,625	3,478
	Assurant Inc.	3.700%	2/22/30	2,820	2,392
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	3,605	3,033
	Athene Holding Ltd.	4.125%	1/12/28	4,355	4,005
	Athene Holding Ltd.	6.150%	4/3/30	8,461	8,526
	Athene Holding Ltd.	3.500%	1/15/31	7,433	6,122
	AXA SA	8.600%	12/15/30	4,991	6,022
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,350	1,197
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	2,843
	AXIS Specialty Finance plc	4.000%	12/6/27	3,305	3,067
	Banco Santander SA	3.800%	2/23/28	3,566	3,236
	Banco Santander SA	4.379%	4/12/28	6,975	6,551
	Banco Santander SA	3.306%	6/27/29	7,871	6,880
	Banco Santander SA	3.490%	5/28/30	17,380	14,674
	Banco Santander SA	2.749%	12/3/30	7,819	5,987
	Banco Santander SA	2.958%	3/25/31	8,238	6,607
[1]	Bank of America Corp.	4.250%	10/22/26	87	84
[1]	Bank of America Corp.	3.248%	10/21/27	3,780	3,494
[1]	Bank of America Corp.	3.419%	12/20/28	23,713	21,508
[1]	Bank of America Corp.	3.970%	3/5/29	16,591	15,315
[1]	Bank of America Corp.	2.087%	6/14/29	16,338	13,743
[1]	Bank of America Corp.	4.271%	7/23/29	35,821	33,459
[1]	Bank of America Corp.	3.974%	2/7/30	23,529	21,373
[1]	Bank of America Corp.	3.194%	7/23/30	8,385	7,216
[1]	Bank of America Corp.	2.884%	10/22/30	6,923	5,815
[1]	Bank of America Corp.	2.496%	2/13/31	31,842	25,869
[1]	Bank of America Corp.	2.592%	4/29/31	20,013	16,326
[1]	Bank of America Corp.	1.898%	7/23/31	26,745	20,563
[1]	Bank of America Corp.	1.922%	10/24/31	19,651	15,000
[1]	Bank of America Corp.	2.651%	3/11/32	15,330	12,274
	Bank of America Corp.	2.687%	4/22/32	53,455	42,768
	Bank of America Corp.	2.299%	7/21/32	41,193	31,713
	Bank of America Corp.	2.572%	10/20/32	17,428	13,671
	Bank of America Corp.	2.972%	2/4/33	40,184	32,401
	Bank of America Corp.	4.571%	4/27/33	15,678	14,365
	Bank of America Corp.	5.015%	7/22/33	28,621	27,155
	Bank of America Corp.	2.482%	9/21/36	17,858	13,165
	Bank of America Corp.	3.846%	3/8/37	19,517	16,143
[1]	Bank of Montreal	3.803%	12/15/32	9,600	8,458
	Bank of Montreal	3.088%	1/10/37	9,140	6,938
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	10,319	9,608
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	150	144
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	595	504
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,998	9,861
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,895	1,466
	Bank of New York Mellon Corp.	2.500%	1/26/32	2,865	2,328

44

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,000	9,352
	Bank of New York Mellon Corp.	5.834%	10/25/33	23,537	24,483
	Bank of Nova Scotia	2.150%	8/1/31	4,880	3,874
	Bank of Nova Scotia	2.450%	2/2/32	5,455	4,390
	Bank of Nova Scotia	4.588%	5/4/37	9,154	7,813
	BankUnited Inc.	5.125%	6/11/30	4,535	4,188
	Barclays plc	4.337%	1/10/28	5,095	4,734
	Barclays plc	4.836%	5/9/28	19,628	18,088
[1]	Barclays plc	4.972%	5/16/29	14,033	13,220
[1]	Barclays plc	5.088%	6/20/30	9,294	8,570
	Barclays plc	2.645%	6/24/31	7,423	5,795
	Barclays plc	2.667%	3/10/32	3,512	2,685
	Barclays plc	2.894%	11/24/32	9,880	7,519
	Barclays plc	5.746%	8/9/33	6,000	5,679
	Barclays plc	7.437%	11/2/33	15,278	16,084
	Barclays plc	3.564%	9/23/35	16,016	12,275
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,253	5,213
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,054	3,232
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,773	2,405
	BlackRock Inc.	3.250%	4/30/29	8,973	8,290
	BlackRock Inc.	2.400%	4/30/30	8,105	6,920
	BlackRock Inc.	1.900%	1/28/31	5,436	4,399
	BlackRock Inc.	2.100%	2/25/32	5,539	4,451
	Blackstone Private Credit Fund	4.000%	1/15/29	3,375	2,784
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,885	3,813
	Brighthouse Financial Inc.	5.625%	5/15/30	6,020	5,728
	Brookfield Finance Inc.	3.900%	1/25/28	9,050	8,322
	Brookfield Finance Inc.	4.850%	3/29/29	7,625	7,282
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	7,626
	Brookfield Finance Inc.	2.724%	4/15/31	4,000	3,201
	Brown & Brown Inc.	4.500%	3/15/29	3,090	2,853
	Brown & Brown Inc.	2.375%	3/15/31	4,564	3,480
	Brown & Brown Inc.	4.200%	3/17/32	7,215	6,252
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	8,972	7,913
	Capital One Financial Corp.	1.878%	11/2/27	200	175
	Capital One Financial Corp.	3.800%	1/31/28	17,752	16,629
	Capital One Financial Corp.	3.273%	3/1/30	1,976	1,693
	Capital One Financial Corp.	5.247%	7/26/30	300	286
	Capital One Financial Corp.	2.359%	7/29/32	7,065	5,088
	Capital One Financial Corp.	2.618%	11/2/32	4,100	3,155
	Capital One Financial Corp.	5.268%	5/10/33	6,068	5,636
	Cboe Global Markets Inc.	1.625%	12/15/30	4,905	3,816
	Charles Schwab Corp.	3.450%	2/13/26	300	290
	Charles Schwab Corp.	3.200%	1/25/28	6,462	6,026
	Charles Schwab Corp.	2.000%	3/20/28	12,087	10,609
	Charles Schwab Corp.	4.000%	2/1/29	7,773	7,395
	Charles Schwab Corp.	3.250%	5/22/29	6,018	5,452
	Charles Schwab Corp.	2.750%	10/1/29	5,205	4,532
	Charles Schwab Corp.	4.625%	3/22/30	1,390	1,364
	Charles Schwab Corp.	2.300%	5/13/31	14,544	11,883
	Charles Schwab Corp.	2.900%	3/3/32	5,632	4,786
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,773	9,922
	CI Financial Corp.	3.200%	12/17/30	9,700	7,372
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	3,436
	Citigroup Inc.	4.450%	9/29/27	16,484	15,745
	Citigroup Inc.	6.625%	1/15/28	985	1,055
	Citigroup Inc.	4.125%	7/25/28	4,812	4,486
[1]	Citigroup Inc.	4.075%	4/23/29	8,479	7,819
[1]	Citigroup Inc.	3.980%	3/20/30	24,532	22,153
[1]	Citigroup Inc.	2.976%	11/5/30	14,477	12,169
[1]	Citigroup Inc.	2.666%	1/29/31	19,018	15,603
[1]	Citigroup Inc.	4.412%	3/31/31	47,988	44,110
[1]	Citigroup Inc.	2.572%	6/3/31	25,877	20,931
	Citigroup Inc.	2.561%	5/1/32	355	280
	Citigroup Inc.	6.625%	6/15/32	700	735
	Citigroup Inc.	2.520%	11/3/32	10,717	8,321
	Citigroup Inc.	3.057%	1/25/33	16,022	12,937
	Citigroup Inc.	3.785%	3/17/33	40,855	35,039
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.910%	5/24/33	23,730	22,246
	Citigroup Inc.	6.270%	11/17/33	18,145	18,725
	Citizens Financial Group Inc.	2.500%	2/6/30	4,219	3,393
	Citizens Financial Group Inc.	3.250%	4/30/30	6,244	5,428
	Citizens Financial Group Inc.	2.638%	9/30/32	50	37
	Citizens Financial Group Inc.	5.641%	5/21/37	2,000	1,859
	CME Group Inc.	3.750%	6/15/28	4,750	4,579
	CME Group Inc.	2.650%	3/15/32	5,025	4,214
	CNA Financial Corp.	3.900%	5/1/29	5,442	4,976
	CNA Financial Corp.	2.050%	8/15/30	2,725	2,147
	CNO Financial Group Inc.	5.250%	5/30/29	2,043	1,943
	Comerica Inc.	4.000%	2/1/29	1,202	1,125
[3]	Corebridge Financial Inc.	3.850%	4/5/29	13,673	12,456
[3]	Corebridge Financial Inc.	3.900%	4/5/32	16,205	14,194
[3]	Credit Suisse Group AG	6.537%	8/12/33	4,600	4,041
	Deutsche Bank AG	5.882%	7/8/31	1,938	1,682
[1]	Deutsche Bank AG	3.547%	9/18/31	15,660	12,574
	Deutsche Bank AG	3.729%	1/14/32	16,316	12,016
	Deutsche Bank AG	3.035%	5/28/32	606	459
	Deutsche Bank AG	3.742%	1/7/33	12,677	9,075
[1]	Discover Bank	4.650%	9/13/28	8,628	8,085
[1]	Discover Bank	2.700%	2/6/30	6,364	5,096
	Discover Financial Services	6.700%	11/29/32	5,325	5,419
	Enstar Group Ltd.	4.950%	6/1/29	12,080	11,036
	Enstar Group Ltd.	3.100%	9/1/31	901	658
	Equitable Holdings Inc.	7.000%	4/1/28	2,774	2,977
	Equitable Holdings Inc.	4.350%	4/20/28	9,001	8,567
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,118	3,903
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,595	5,085
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,270	3,482
[3]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	5,550	5,212
	Fidelity National Financial Inc.	4.500%	8/15/28	4,577	4,346
	Fidelity National Financial Inc.	3.400%	6/15/30	7,088	5,984
	Fifth Third Bancorp	3.950%	3/14/28	5,261	5,027
	Fifth Third Bancorp	4.772%	7/28/30	3,450	3,285
	Fifth Third Bancorp	4.337%	4/25/33	4,940	4,525
	First American Financial Corp.	4.000%	5/15/30	4,277	3,610
	First American Financial Corp.	2.400%	8/15/31	5,127	3,748
[1]	First Horizon Bank	5.750%	5/1/30	5,000	4,836
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	2,673	2,727
	Franklin Resources Inc.	1.600%	10/30/30	4,182	3,215
	FS KKR Capital Corp.	3.125%	10/12/28	4,220	3,413
	GATX Corp.	3.500%	3/15/28	4,227	3,828
	GATX Corp.	4.550%	11/7/28	3,999	3,793
	GATX Corp.	4.700%	4/1/29	1,760	1,677
	GATX Corp.	4.000%	6/30/30	5,336	4,745
	GE Capital Funding LLC	4.550%	5/15/32	4,819	4,574
	Globe Life Inc.	4.550%	9/15/28	5,616	5,458
	Globe Life Inc.	2.150%	8/15/30	4,195	3,304
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	21,807	19,840
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,571	24,749
	Goldman Sachs Group Inc.	2.600%	2/7/30	2,470	2,062
	Goldman Sachs Group Inc.	3.800%	3/15/30	18,600	16,692
	Goldman Sachs Group Inc.	1.992%	1/27/32	18,045	13,736
	Goldman Sachs Group Inc.	2.615%	4/22/32	38,215	30,454
	Goldman Sachs Group Inc.	2.383%	7/21/32	26,243	20,343
	Goldman Sachs Group Inc.	2.650%	10/21/32	26,971	21,289
	Goldman Sachs Group Inc.	3.102%	2/24/33	25,685	20,945
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,480
	Hartford Financial Services Group Inc.	2.800%	8/19/29	5,840	4,995
	HSBC Holdings plc	1.589%	5/24/27	275	237
[1]	HSBC Holdings plc	4.583%	6/19/29	32,046	29,462
	HSBC Holdings plc	2.206%	8/17/29	11,663	9,420
	HSBC Holdings plc	4.950%	3/31/30	22,802	21,780
[1]	HSBC Holdings plc	3.973%	5/22/30	25,007	21,856
[1]	HSBC Holdings plc	2.848%	6/4/31	12,868	10,285
[1]	HSBC Holdings plc	2.357%	8/18/31	13,345	10,223
[1]	HSBC Holdings plc	7.625%	5/17/32	1,314	1,316

45

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	2.804%	5/24/32	11,404	8,803
	HSBC Holdings plc	2.871%	11/22/32	23,729	18,171
	HSBC Holdings plc	4.762%	3/29/33	13,418	11,611
	HSBC Holdings plc	5.402%	8/11/33	23,580	21,904
	HSBC Holdings plc	8.113%	11/3/33	8,000	8,478
	Huntington Bancshares Inc.	2.550%	2/4/30	8,400	6,909
	Huntington Bancshares Inc.	5.023%	5/17/33	3,015	2,863
	Huntington Bancshares Inc.	2.487%	8/15/36	4,734	3,427
	ING Groep NV	4.550%	10/2/28	9,791	9,347
	ING Groep NV	4.050%	4/9/29	7,063	6,504
	ING Groep NV	2.727%	4/1/32	2,292	1,821
	ING Groep NV	4.252%	3/28/33	11,422	10,095
	Intercontinental Exchange Inc.	3.100%	9/15/27	1,923	1,784
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,185	3,960
	Intercontinental Exchange Inc.	4.350%	6/15/29	9,100	8,804
	Intercontinental Exchange Inc.	2.100%	6/15/30	12,721	10,381
	Intercontinental Exchange Inc.	1.850%	9/15/32	11,310	8,510
	Jackson Financial Inc.	3.125%	11/23/31	4,103	3,163
	Jefferies Financial Group Inc.	4.150%	1/23/30	5,108	4,564
	Jefferies Financial Group Inc.	2.625%	10/15/31	12,882	9,895
	JPMorgan Chase & Co.	4.250%	10/1/27	10,022	9,641
	JPMorgan Chase & Co.	3.625%	12/1/27	4,026	3,738
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	9,917	8,995
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	18,653	17,279
	JPMorgan Chase & Co.	2.069%	6/1/29	12,955	10,819
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	18,994	17,692
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	30,764	28,921
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	24,133	21,598
	JPMorgan Chase & Co.	4.565%	6/14/30	3,860	3,645
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	17,872	15,008
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	23,880	22,332
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	19,947	16,319
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	27,267	22,450
	JPMorgan Chase & Co.	1.764%	11/19/31	8,192	6,212
	JPMorgan Chase & Co.	1.953%	2/4/32	32,965	25,234
	JPMorgan Chase & Co.	2.580%	4/22/32	43,067	34,455
	JPMorgan Chase & Co.	2.545%	11/8/32	23,623	18,667
	JPMorgan Chase & Co.	2.963%	1/25/33	27,903	22,683
	JPMorgan Chase & Co.	4.586%	4/26/33	15,215	14,086
	JPMorgan Chase & Co.	4.912%	7/25/33	35,020	33,315
	JPMorgan Chase & Co.	5.717%	9/14/33	25,852	25,404
	Kemper Corp.	2.400%	9/30/30	4,065	3,147
	Kemper Corp.	3.800%	2/23/32	2,250	1,878
[1]	KeyBank NA	4.390%	12/14/27	1,795	1,724
[1]	KeyBank NA	6.950%	2/1/28	700	736
[1]	KeyBank NA	4.900%	8/8/32	5,920	5,462
[1]	KeyCorp	4.100%	4/30/28	6,085	5,785
[1]	KeyCorp	2.550%	10/1/29	4,603	3,878
[1]	KeyCorp	4.789%	6/1/33	8,000	7,558
	Lazard Group LLC	4.500%	9/19/28	3,692	3,419
	Lazard Group LLC	4.375%	3/11/29	4,919	4,544
	Lincoln National Corp.	3.800%	3/1/28	3,525	3,240
	Lincoln National Corp.	3.050%	1/15/30	4,508	3,723
	Lincoln National Corp.	3.400%	1/15/31	3,327	2,746
	Lloyds Banking Group plc	4.650%	3/24/26	103	98
	Lloyds Banking Group plc	4.375%	3/22/28	14,264	13,500
	Lloyds Banking Group plc	4.550%	8/16/28	4,205	3,931
[1]	Lloyds Banking Group plc	3.574%	11/7/28	301	271
	Lloyds Banking Group plc	4.976%	8/11/33	8,561	7,851
	Lloyds Banking Group plc	7.953%	11/15/33	7,225	7,657
	Loews Corp.	3.200%	5/15/30	3,231	2,850
	Manulife Financial Corp.	3.703%	3/16/32	4,640	4,123
	Markel Corp.	3.350%	9/17/29	2,500	2,168
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	15,146	14,640
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,431	5,260
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	3,425	2,772
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	4,790	5,026
	Mastercard Inc.	3.500%	2/26/28	6,835	6,490
	Mastercard Inc.	2.950%	6/1/29	10,159	9,172
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.350%	3/26/30	13,585	12,448
	Mastercard Inc.	1.900%	3/15/31	2,460	1,998
	Mastercard Inc.	2.000%	11/18/31	6,354	5,121
	MetLife Inc.	4.550%	3/23/30	7,055	6,948
	MetLife Inc.	6.500%	12/15/32	5,302	5,854
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,698	11,994
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,898	4,592
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	13,271	12,246
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	13,726	12,020
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	8,510	7,044
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,650	6,036
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	25,976	20,029
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	3,250	2,587
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	4,422	3,980
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,150	17,352
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,415	6,047
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,559	6,052
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,485	5,545
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,416	4,521
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,350	2,703
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	11,555	9,025
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,902	6,795
	Mizuho Financial Group Inc.	2.564%	9/13/31	7,063	5,401
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,173	896
	Mizuho Financial Group Inc.	5.669%	9/13/33	2,051	2,033
[1]	Morgan Stanley	3.772%	1/24/29	28,501	26,085
[1]	Morgan Stanley	4.431%	1/23/30	26,822	25,040
[1]	Morgan Stanley	2.699%	1/22/31	26,075	21,579
[1]	Morgan Stanley	3.622%	4/1/31	25,593	22,389
[1]	Morgan Stanley	1.794%	2/13/32	15,290	11,461
[1]	Morgan Stanley	1.928%	4/28/32	12,835	9,697
[1]	Morgan Stanley	2.239%	7/21/32	32,012	24,527
[1]	Morgan Stanley	2.511%	10/20/32	21,853	17,080
	Morgan Stanley	2.943%	1/21/33	15,143	12,282
	Morgan Stanley	4.889%	7/20/33	15,354	14,420
	Morgan Stanley	6.342%	10/18/33	30,380	31,783
	Morgan Stanley	2.484%	9/16/36	23,683	17,275
	Morgan Stanley	5.297%	4/20/37	15,625	14,297
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,595	3,501
	Nasdaq Inc.	1.650%	1/15/31	2,467	1,887
[1]	NatWest Group plc	4.892%	5/18/29	17,453	16,452
[1]	NatWest Group plc	5.076%	1/27/30	12,879	12,118
[1]	NatWest Group plc	4.445%	5/8/30	8,535	7,748
[1]	NatWest Group plc	3.032%	11/28/35	3,597	2,654
	Nomura Holdings Inc.	2.172%	7/14/28	6,413	5,301
	Nomura Holdings Inc.	2.710%	1/22/29	3,980	3,319
	Nomura Holdings Inc.	5.605%	7/6/29	5,195	5,096
	Nomura Holdings Inc.	3.103%	1/16/30	17,645	14,687
	Nomura Holdings Inc.	2.679%	7/16/30	4,325	3,460
	Nomura Holdings Inc.	2.608%	7/14/31	3,045	2,349
	Nomura Holdings Inc.	2.999%	1/22/32	6,090	4,788
	Northern Trust Corp.	3.650%	8/3/28	5,746	5,468
	Northern Trust Corp.	3.150%	5/3/29	4,683	4,251
	Northern Trust Corp.	1.950%	5/1/30	2,626	2,158
	Northern Trust Corp.	6.125%	11/2/32	9,500	10,043
	ORIX Corp.	2.250%	3/9/31	4,550	3,582
	ORIX Corp.	4.000%	4/13/32	3,683	3,258
	ORIX Corp.	5.200%	9/13/32	3,769	3,684
	Owl Rock Capital Corp.	2.875%	6/11/28	5,115	4,049
	PartnerRe Finance B LLC	3.700%	7/2/29	3,965	3,569
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,209
[1]	PNC Bank NA	3.250%	1/22/28	4,290	4,009
[1]	PNC Bank NA	4.050%	7/26/28	12,828	12,094
[1]	PNC Bank NA	2.700%	10/22/29	5,720	4,821
	PNC Financial Services Group Inc.	3.450%	4/23/29	17,350	15,899
	PNC Financial Services Group Inc.	2.550%	1/22/30	18,931	16,087
	PNC Financial Services Group Inc.	4.626%	6/6/33	2,100	1,944
	PNC Financial Services Group Inc.	6.037%	10/28/33	17,300	18,083

46

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Primerica Inc.	2.800%	11/19/31	5,000	4,085
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,056
	Principal Financial Group Inc.	2.125%	6/15/30	3,653	2,985
	Progressive Corp.	3.200%	3/26/30	9,362	8,409
	Progressive Corp.	3.000%	3/15/32	1,800	1,563
[1]	Prudential Financial Inc.	3.878%	3/27/28	2,311	2,213
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,070	1,716
[1]	Prudential Financial Inc.	4.500%	9/15/47	4,826	4,379
[1]	Prudential Financial Inc.	5.700%	9/15/48	5,267	5,046
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,411	8,054
	Prudential Financial Inc.	5.125%	3/1/52	6,424	5,795
	Prudential Financial Inc.	6.000%	9/1/52	7,497	7,288
	Prudential plc	3.125%	4/14/30	5,210	4,535
	Prudential plc	3.625%	3/24/32	2,700	2,391
	Raymond James Financial Inc.	4.650%	4/1/30	8,972	8,636
	Regions Financial Corp.	1.800%	8/12/28	5,460	4,632
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,259	5,732
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,339
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,045	2,730
[1]	Royal Bank of Canada	2.300%	11/3/31	19,074	15,309
	Royal Bank of Canada	3.875%	5/4/32	175	160
	Santander UK Group Holdings plc	2.896%	3/15/32	7,950	6,144
[1]	State Street Corp.	4.141%	12/3/29	5,645	5,328
	State Street Corp.	2.400%	1/24/30	12,571	10,678
	State Street Corp.	2.200%	3/3/31	6,814	5,447
	State Street Corp.	3.152%	3/30/31	1,915	1,684
	State Street Corp.	4.164%	8/4/33	7,137	6,588
[1]	State Street Corp.	3.031%	11/1/34	4,014	3,384
	Stewart Information Services Corp.	3.600%	11/15/31	3,080	2,348
	Stifel Financial Corp.	4.000%	5/15/30	4,248	3,682
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	6,089	5,650
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,595	7,142
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,715	2,552
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	19,230	16,682
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,464	4,694
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,005	7,579
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	22,130	18,562
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	11,399	9,031
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	7,571	5,840
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,900	3,686
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,398	6,475
	SVB Financial Group	2.100%	5/15/28	3,482	2,899
	SVB Financial Group	3.125%	6/5/30	5,074	4,156
	SVB Financial Group	1.800%	2/2/31	3,257	2,367
	SVB Financial Group	4.570%	4/29/33	3,700	3,255
	Synchrony Financial	3.950%	12/1/27	1,191	1,063
	Synchrony Financial	5.150%	3/19/29	8,035	7,580
	Synchrony Financial	2.875%	10/28/31	534	398
[1]	Toronto-Dominion Bank	2.000%	9/10/31	7,889	6,210
[1]	Toronto-Dominion Bank	2.450%	1/12/32	5,385	4,354
[1]	Toronto-Dominion Bank	3.200%	3/10/32	15,053	12,972
	Toronto-Dominion Bank	4.456%	6/8/32	16,085	15,291
[1]	Truist Bank	2.250%	3/11/30	10,287	8,306
[1]	Truist Financial Corp.	3.875%	3/19/29	7,113	6,539
[1]	Truist Financial Corp.	1.950%	6/5/30	8,600	6,912
[1]	Truist Financial Corp.	4.916%	7/28/33	5,000	4,691
[1]	Truist Financial Corp.	6.123%	10/28/33	10,050	10,562
	Unum Group	4.000%	6/15/29	2,345	2,117
[1]	US Bancorp	3.900%	4/26/28	4,510	4,325
[1]	US Bancorp	3.000%	7/30/29	7,171	6,297
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	US Bancorp	1.375%	7/22/30	7,803	6,056
[1]	US Bancorp	2.677%	1/27/33	3,085	2,547
	US Bancorp	4.967%	7/22/33	9,799	9,315
	US Bancorp	5.850%	10/21/33	14,255	14,807
	US Bancorp	2.491%	11/3/36	9,522	7,268
	Visa Inc.	2.750%	9/15/27	2,795	2,591
	Visa Inc.	2.050%	4/15/30	10,455	8,859
	Visa Inc.	1.100%	2/15/31	8,800	6,768
[1]	Voya Financial Inc.	4.700%	1/23/48	4,180	3,188
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,338
[1]	Wells Fargo & Co.	4.150%	1/24/29	16,127	15,152
[1]	Wells Fargo & Co.	2.879%	10/30/30	31,824	27,056
[1]	Wells Fargo & Co.	2.572%	2/11/31	23,406	19,359
[1]	Wells Fargo & Co.	4.478%	4/4/31	27,060	25,361
[1]	Wells Fargo & Co.	3.350%	3/2/33	29,625	24,912
[1]	Wells Fargo & Co.	4.897%	7/25/33	24,364	23,073
	Western Union Co.	2.750%	3/15/31	3,000	2,270
	Westpac Banking Corp.	1.150%	6/3/26	83	73
	Westpac Banking Corp.	3.400%	1/25/28	2,861	2,678
	Westpac Banking Corp.	1.953%	11/20/28	11,865	10,104
	Westpac Banking Corp.	2.650%	1/16/30	3,140	2,726
	Westpac Banking Corp.	5.405%	8/10/33	2,705	2,527
	Westpac Banking Corp.	4.110%	7/24/34	13,382	11,462
	Westpac Banking Corp.	2.668%	11/15/35	13,725	10,197
	Westpac Banking Corp.	3.020%	11/18/36	11,330	8,382
	Willis North America Inc.	4.500%	9/15/28	4,674	4,401
	Willis North America Inc.	2.950%	9/15/29	4,177	3,513
	Wintrust Financial Corp.	4.850%	6/6/29	2,253	2,038
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,566
					3,756,820
Health Care (3.3%)
	Abbott Laboratories	1.150%	1/30/28	3,968	3,375
	Abbott Laboratories	1.400%	6/30/30	5,195	4,131
	AbbVie Inc.	4.250%	11/14/28	14,980	14,484
	AbbVie Inc.	3.200%	11/21/29	44,420	40,050
	Adventist Health System	2.952%	3/1/29	2,374	2,020
	Adventist Health System	5.430%	3/1/32	3,000	2,956
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,130	2,923
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,135	1,759
	Agilent Technologies Inc.	2.750%	9/15/29	4,031	3,471
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,496
	Agilent Technologies Inc.	2.300%	3/12/31	5,200	4,208
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	2,962
	AmerisourceBergen Corp.	2.700%	3/15/31	10,742	8,911
	Amgen Inc.	1.650%	8/15/28	6,919	5,781
	Amgen Inc.	4.050%	8/18/29	5,300	4,966
	Amgen Inc.	2.450%	2/21/30	12,616	10,646
	Amgen Inc.	2.300%	2/25/31	17,083	13,914
	Amgen Inc.	2.000%	1/15/32	5,651	4,406
	Amgen Inc.	3.350%	2/22/32	10,689	9,327
	Amgen Inc.	4.200%	3/1/33	5,000	4,640
[1]	Ascension Health	2.532%	11/15/29	5,660	4,849
	AstraZeneca Finance LLC	1.750%	5/28/28	10,903	9,364
	AstraZeneca Finance LLC	2.250%	5/28/31	8,032	6,684
	AstraZeneca plc	4.000%	1/17/29	8,376	8,052
	AstraZeneca plc	1.375%	8/6/30	16,544	13,074
	Banner Health	2.338%	1/1/30	2,725	2,270
	Banner Health	1.897%	1/1/31	2,250	1,773
	Baxter International Inc.	2.272%	12/1/28	11,070	9,449
	Baxter International Inc.	3.950%	4/1/30	4,780	4,359
	Baxter International Inc.	1.730%	4/1/31	5,000	3,819
	Baxter International Inc.	2.539%	2/1/32	18,428	14,678
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	1,092	853
	Becton Dickinson & Co.	2.823%	5/20/30	2,374	2,035
	Becton Dickinson & Co.	1.957%	2/11/31	4,872	3,849
	Becton Dickinson & Co.	4.298%	8/22/32	6,235	5,841
	Biogen Inc.	2.250%	5/1/30	6,436	5,231
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,000	5,142
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,490	2,358

47

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,279	3,801
	Boston Scientific Corp.	2.650%	6/1/30	7,485	6,422
	Bristol-Myers Squibb Co.	3.900%	2/20/28	16,944	16,366
	Bristol-Myers Squibb Co.	3.400%	7/26/29	15,348	14,250
	Bristol-Myers Squibb Co.	1.450%	11/13/30	9,975	7,867
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,155	13,221
[1]	Cedars-Sinai Health System	2.288%	8/15/31	2,250	1,804
	Centene Corp.	2.450%	7/15/28	16,645	14,044
	Centene Corp.	4.625%	12/15/29	20,610	18,898
	Centene Corp.	3.375%	2/15/30	7,500	6,348
	Centene Corp.	3.000%	10/15/30	17,015	13,940
	Centene Corp.	2.500%	3/1/31	21,398	16,741
	Centene Corp.	2.625%	8/1/31	20,383	16,010
[1]	CHRISTUS Health	4.341%	7/1/28	3,085	2,932
	Cigna Corp.	4.375%	10/15/28	19,069	18,394
	Cigna Corp.	2.400%	3/15/30	13,013	10,904
	Cigna Corp.	2.375%	3/15/31	17,068	13,960
	CommonSpirit Health	3.347%	10/1/29	8,680	7,522
	CommonSpirit Health	2.782%	10/1/30	2,100	1,727
	CVS Health Corp.	6.250%	6/1/27	1,090	1,143
	CVS Health Corp.	4.300%	3/25/28	22,550	21,812
	CVS Health Corp.	3.250%	8/15/29	16,544	14,801
	CVS Health Corp.	3.750%	4/1/30	8,478	7,694
	CVS Health Corp.	1.750%	8/21/30	14,015	11,017
	CVS Health Corp.	1.875%	2/28/31	13,491	10,566
	CVS Health Corp.	2.125%	9/15/31	5,680	4,501
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,209	5,143
	DH Europe Finance II Sarl	2.600%	11/15/29	4,893	4,281
	Edwards Lifesciences Corp.	4.300%	6/15/28	5,019	4,805
	Elevance Health Inc.	3.650%	12/1/27	7,389	6,966
	Elevance Health Inc.	4.101%	3/1/28	1,684	1,614
	Elevance Health Inc.	2.875%	9/15/29	10,165	8,916
	Elevance Health Inc.	2.250%	5/15/30	13,979	11,599
	Elevance Health Inc.	2.550%	3/15/31	11,239	9,410
	Elevance Health Inc.	5.500%	10/15/32	2,645	2,707
	Eli Lilly & Co.	3.375%	3/15/29	3,861	3,617
[3]	GE HealthCare Technologies Inc.	5.857%	3/15/30	5,000	5,124
[3]	GE HealthCare Technologies Inc.	5.905%	11/22/32	18,000	18,676
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,624	12,129
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,375	6,804
	HCA Inc.	5.625%	9/1/28	11,840	11,783
	HCA Inc.	5.875%	2/1/29	5,935	5,944
[3]	HCA Inc.	3.375%	3/15/29	2,895	2,537
	HCA Inc.	4.125%	6/15/29	17,880	16,323
	HCA Inc.	3.500%	9/1/30	19,285	16,593
	HCA Inc.	2.375%	7/15/31	9,905	7,692
[3]	HCA Inc.	3.625%	3/15/32	13,305	11,254
	Humana Inc.	5.750%	3/1/28	3,600	3,679
	Humana Inc.	3.125%	8/15/29	4,076	3,577
	Humana Inc.	4.875%	4/1/30	3,200	3,122
	Humana Inc.	2.150%	2/3/32	10,730	8,393
	Illumina Inc.	2.550%	3/23/31	4,465	3,573
	Johnson & Johnson	2.900%	1/15/28	12,405	11,564
	Johnson & Johnson	1.300%	9/1/30	13,163	10,623
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,785	4,974
	Merck & Co. Inc.	3.400%	3/7/29	14,003	13,042
	Merck & Co. Inc.	1.450%	6/24/30	8,875	7,082
	Merck & Co. Inc.	2.150%	12/10/31	18,390	15,027
	Mylan Inc.	4.550%	4/15/28	3,175	2,941
	Novartis Capital Corp.	2.200%	8/14/30	9,435	8,019
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,168
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,019
	PerkinElmer Inc.	1.900%	9/15/28	4,440	3,682
	PerkinElmer Inc.	3.300%	9/15/29	7,276	6,344
	PerkinElmer Inc.	2.550%	3/15/31	1,754	1,417
	PerkinElmer Inc.	2.250%	9/15/31	4,650	3,641
	Pfizer Inc.	3.600%	9/15/28	1,652	1,583
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.450%	3/15/29	13,602	12,814
	Pfizer Inc.	2.625%	4/1/30	10,150	8,900
	Pfizer Inc.	1.700%	5/28/30	7,270	5,978
	Pfizer Inc.	1.750%	8/18/31	13,719	11,031
	Pharmacia LLC	6.600%	12/1/28	5,076	5,582
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,100	846
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	3,421	2,878
	Quest Diagnostics Inc.	4.200%	6/30/29	4,940	4,723
	Quest Diagnostics Inc.	2.950%	6/30/30	4,123	3,565
	Quest Diagnostics Inc.	2.800%	6/30/31	2,118	1,773
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,029	9,313
	Royalty Pharma plc	2.200%	9/2/30	8,106	6,334
	Royalty Pharma plc	2.150%	9/2/31	5,178	3,911
[1]	Rush Obligated Group	3.922%	11/15/29	3,000	2,710
	Sanofi	3.625%	6/19/28	7,811	7,457
	Smith & Nephew plc	2.032%	10/14/30	7,908	6,207
[1]	Stanford Health Care	3.310%	8/15/30	2,687	2,390
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,605	4,554
	Stryker Corp.	3.650%	3/7/28	4,202	3,991
[1]	Sutter Health	3.695%	8/15/28	3,255	2,982
[1]	Sutter Health	2.294%	8/15/30	6,025	4,865
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,832	10,753
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	23,200	18,934
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,886	4,143
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	3,276	2,888
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,665	15,907
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,200	6,304
	UnitedHealth Group Inc.	2.950%	10/15/27	618	572
	UnitedHealth Group Inc.	5.250%	2/15/28	7,000	7,166
	UnitedHealth Group Inc.	3.850%	6/15/28	3,440	3,298
	UnitedHealth Group Inc.	3.875%	12/15/28	8,401	8,025
	UnitedHealth Group Inc.	4.000%	5/15/29	155	148
	UnitedHealth Group Inc.	2.875%	8/15/29	7,634	6,798
	UnitedHealth Group Inc.	2.000%	5/15/30	7,663	6,342
	UnitedHealth Group Inc.	2.300%	5/15/31	17,188	14,318
	UnitedHealth Group Inc.	4.200%	5/15/32	18,959	18,020
	Universal Health Services Inc.	2.650%	10/15/30	8,800	7,004
	Viatris Inc.	2.700%	6/22/30	5,388	4,224
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	6,449	5,213
	Zoetis Inc.	3.900%	8/20/28	7,242	6,885
	Zoetis Inc.	2.000%	5/15/30	1,764	1,432
	Zoetis Inc.	5.600%	11/16/32	5,125	5,318
					1,085,674
Industrials (2.4%)
[1]	3M Co.	3.625%	9/14/28	5,660	5,366
[1]	3M Co.	3.375%	3/1/29	6,900	6,347
	3M Co.	2.375%	8/26/29	10,097	8,570
	3M Co.	3.050%	4/15/30	3,315	2,917
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	3,514
	Allegion plc	3.500%	10/1/29	3,515	3,030
	Allegion US Holding Co. Inc.	5.411%	7/1/32	3,740	3,620
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	6,000	4,794
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,461	1,302
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,598	3,135
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,125	2,704
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	954	851
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,160	3,603
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,593	2,165
	Amphenol Corp.	4.350%	6/1/29	2,100	2,002
	Amphenol Corp.	2.800%	2/15/30	10,773	9,208
	Amphenol Corp.	2.200%	9/15/31	3,444	2,729
[1]	BNSF Funding Trust I	6.613%	12/15/55	100	94

48

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.250%	2/1/28	9,581	8,749
	Boeing Co.	3.250%	3/1/28	3,682	3,296
	Boeing Co.	3.450%	11/1/28	7,281	6,528
	Boeing Co.	3.200%	3/1/29	9,033	7,947
	Boeing Co.	2.950%	2/1/30	7,579	6,415
	Boeing Co.	5.150%	5/1/30	24,795	24,182
	Boeing Co.	3.625%	2/1/31	11,028	9,652
	Canadian National Railway Co.	6.900%	7/15/28	3,590	3,959
	Canadian National Railway Co.	3.850%	8/5/32	2,260	2,100
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,570	5,327
	Canadian Pacific Railway Co.	2.050%	3/5/30	5,800	4,753
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,105	13,405
	Carrier Global Corp.	2.722%	2/15/30	23,790	20,049
	Carrier Global Corp.	2.700%	2/15/31	5,071	4,182
	Caterpillar Inc.	2.600%	9/19/29	4,592	4,038
	Caterpillar Inc.	2.600%	4/9/30	13,660	11,918
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,450	5,151
[1]	CNH Industrial NV	3.850%	11/15/27	2,927	2,753
	CSX Corp.	3.800%	3/1/28	4,889	4,662
	CSX Corp.	4.250%	3/15/29	7,040	6,762
	CSX Corp.	2.400%	2/15/30	460	389
	CSX Corp.	4.100%	11/15/32	7,147	6,695
	Deere & Co.	5.375%	10/16/29	1,515	1,569
	Deere & Co.	3.100%	4/15/30	6,791	6,088
[3]	Delta Air Lines Inc.	4.750%	10/20/28	7,000	6,593
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	5,954	5,079
	Dover Corp.	2.950%	11/4/29	1,940	1,686
	Eaton Corp.	4.000%	11/2/32	5,200	4,791
	Emerson Electric Co.	2.000%	12/21/28	8,355	7,108
	Emerson Electric Co.	1.950%	10/15/30	3,125	2,530
	Emerson Electric Co.	2.200%	12/21/31	14,840	11,996
	FedEx Corp.	3.400%	2/15/28	5,196	4,805
	FedEx Corp.	4.200%	10/17/28	2,155	2,050
	FedEx Corp.	3.100%	8/5/29	7,129	6,266
	FedEx Corp.	4.250%	5/15/30	6,996	6,596
	FedEx Corp.	2.400%	5/15/31	5,294	4,273
	Flowserve Corp.	3.500%	10/1/30	4,785	3,981
	General Dynamics Corp.	3.750%	5/15/28	6,873	6,551
	General Dynamics Corp.	3.625%	4/1/30	9,793	9,123
	Honeywell International Inc.	4.950%	2/15/28	2,095	2,128
	Honeywell International Inc.	2.700%	8/15/29	5,929	5,268
	Honeywell International Inc.	1.950%	6/1/30	10,569	8,743
	Honeywell International Inc.	1.750%	9/1/31	4,199	3,327
	Honeywell International Inc.	5.000%	2/15/33	13,000	13,253
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,000	3,632
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,504	3,713
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,354	3,943
	IDEX Corp.	3.000%	5/1/30	4,496	3,869
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,239	1,097
[1]	John Deere Capital Corp.	3.450%	3/7/29	6,607	6,135
[1]	John Deere Capital Corp.	2.800%	7/18/29	4,868	4,335
[1]	John Deere Capital Corp.	2.450%	1/9/30	7,835	6,755
	John Deere Capital Corp.	1.450%	1/15/31	3,926	3,064
[1]	John Deere Capital Corp.	3.900%	6/7/32	17,147	15,992
[1]	John Deere Capital Corp.	4.350%	9/15/32	4,105	3,986
	Johnson Controls International plc	1.750%	9/15/30	2,495	1,988
	Johnson Controls International plc	2.000%	9/16/31	3,199	2,530
	Kansas City Southern	2.875%	11/15/29	3,580	3,091
	Kennametal Inc.	4.625%	6/15/28	2,249	2,113
	Kennametal Inc.	2.800%	3/1/31	315	245
	Keysight Technologies Inc.	3.000%	10/30/29	3,302	2,864
	Kirby Corp.	4.200%	3/1/28	5,070	4,621
	L3Harris Technologies Inc.	4.400%	6/15/28	3,891	3,743
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	14,066	13,585
	L3Harris Technologies Inc.	1.800%	1/15/31	4,725	3,628
	Lockheed Martin Corp.	1.850%	6/15/30	7,512	6,157
	Lockheed Martin Corp.	3.900%	6/15/32	5,500	5,166
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	5.250%	1/15/33	9,000	9,305
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,800	1,794
	Norfolk Southern Corp.	3.800%	8/1/28	5,623	5,357
	Norfolk Southern Corp.	2.550%	11/1/29	4,125	3,535
	Norfolk Southern Corp.	2.300%	5/15/31	1,995	1,640
	Northrop Grumman Corp.	3.250%	1/15/28	19,856	18,364
	Northrop Grumman Corp.	4.400%	5/1/30	12,719	12,237
	nVent Finance Sarl	4.550%	4/15/28	3,799	3,507
	nVent Finance Sarl	2.750%	11/15/31	1,430	1,094
	Oshkosh Corp.	4.600%	5/15/28	3,100	2,946
	Oshkosh Corp.	3.100%	3/1/30	2,050	1,731
	Otis Worldwide Corp.	2.565%	2/15/30	14,540	12,224
	Parker-Hannifin Corp.	3.250%	6/14/29	10,516	9,401
	Parker-Hannifin Corp.	4.500%	9/15/29	7,925	7,621
	Pentair Finance Sarl	5.900%	7/15/32	3,045	3,017
	Raytheon Technologies Corp.	4.125%	11/16/28	18,627	17,851
	Raytheon Technologies Corp.	2.250%	7/1/30	7,937	6,603
	Raytheon Technologies Corp.	1.900%	9/1/31	8,874	6,959
	Raytheon Technologies Corp.	2.375%	3/15/32	22,274	18,057
	Republic Services Inc.	3.375%	11/15/27	6,103	5,694
	Republic Services Inc.	3.950%	5/15/28	1,241	1,181
	Republic Services Inc.	2.300%	3/1/30	11,303	9,463
	Rockwell Automation Inc.	3.500%	3/1/29	5,015	4,677
	Rockwell Automation Inc.	1.750%	8/15/31	1,355	1,069
	Southwest Airlines Co.	3.000%	11/15/26	1,454	1,338
	Southwest Airlines Co.	3.450%	11/16/27	2,000	1,838
	Southwest Airlines Co.	2.625%	2/10/30	4,650	3,848
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,049	914
	Teledyne Technologies Inc.	2.250%	4/1/28	7,217	6,231
	Teledyne Technologies Inc.	2.750%	4/1/31	9,316	7,632
	Textron Inc.	3.375%	3/1/28	3,082	2,798
	Textron Inc.	3.900%	9/17/29	3,421	3,099
	Textron Inc.	3.000%	6/1/30	5,560	4,721
	Timken Co.	4.500%	12/15/28	3,220	3,062
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,450	3,263
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	5,747	5,297
	Trimble Inc.	4.900%	6/15/28	4,742	4,553
	Triton Container International Ltd.	3.250%	3/15/32	680	525
	Tyco Electronics Group SA	2.500%	2/4/32	4,765	3,926
	Union Pacific Corp.	2.150%	2/5/27	4,179	3,774
	Union Pacific Corp.	3.950%	9/10/28	9,977	9,595
	Union Pacific Corp.	3.700%	3/1/29	5,870	5,536
	Union Pacific Corp.	2.400%	2/5/30	4,156	3,556
	Union Pacific Corp.	2.375%	5/20/31	1,040	873
	Union Pacific Corp.	2.800%	2/14/32	9,165	7,877
	Union Pacific Corp.	2.891%	4/6/36	5,000	3,964
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,209	1,846
[1]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	607	471
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	8,536	8,408
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,371	1,220
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,282	2,017
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,764	2,355
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,194	961
	United Parcel Service Inc.	3.400%	3/15/29	8,951	8,328
	United Parcel Service Inc.	2.500%	9/1/29	5,172	4,496
	United Parcel Service Inc.	4.450%	4/1/30	5,864	5,769
	United Parcel Service of America Inc.	7.620%	4/1/30	550	628
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	226	220
	Vontier Corp.	2.400%	4/1/28	5,017	3,960

49

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vontier Corp.	2.950%	4/1/31	3,167	2,303
	Waste Connections Inc.	3.500%	5/1/29	5,080	4,650
	Waste Connections Inc.	2.600%	2/1/30	6,390	5,442
	Waste Connections Inc.	2.200%	1/15/32	7,500	5,966
	Waste Connections Inc.	3.200%	6/1/32	3,698	3,165
	Waste Management Inc.	1.150%	3/15/28	2,745	2,289
	Waste Management Inc.	2.000%	6/1/29	2,585	2,187
	Waste Management Inc.	1.500%	3/15/31	11,480	8,961
	Waste Management Inc.	4.150%	4/15/32	5,070	4,820
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	7,429	7,140
	Xylem Inc.	1.950%	1/30/28	5,668	4,870
	Xylem Inc.	2.250%	1/30/31	1,818	1,476
					806,414
Materials (1.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,493	6,274
	Albemarle Corp.	5.050%	6/1/32	4,337	4,087
	Amcor Finance USA Inc.	4.500%	5/15/28	3,145	2,977
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,506
	Amcor Flexibles North America Inc.	2.630%	6/19/30	9,085	7,376
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,499	3,656
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	5,350	4,691
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	5,349
	ArcelorMittal SA	4.250%	7/16/29	4,888	4,366
	ArcelorMittal SA	6.800%	11/29/32	7,520	7,497
	Cabot Corp.	4.000%	7/1/29	2,900	2,583
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	4,835
	Carlisle Cos. Inc.	2.750%	3/1/30	6,970	5,800
	Celanese US Holdings LLC	1.400%	8/5/26	3,400	2,864
	Celanese US Holdings LLC	6.330%	7/15/29	2,730	2,657
	Celanese US Holdings LLC	6.379%	7/15/32	7,715	7,365
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,195	3,934
	Dow Chemical Co.	4.800%	11/30/28	5,862	5,779
	Dow Chemical Co.	7.375%	11/1/29	2,810	3,123
	Dow Chemical Co.	2.100%	11/15/30	6,750	5,427
	DuPont de Nemours Inc.	4.725%	11/15/28	13,321	13,144
	Eastman Chemical Co.	4.500%	12/1/28	1,870	1,771
	Ecolab Inc.	3.250%	12/1/27	2,216	2,069
	Ecolab Inc.	5.250%	1/15/28	2,400	2,446
	Ecolab Inc.	4.800%	3/24/30	5,070	5,034
	Ecolab Inc.	1.300%	1/30/31	4,520	3,448
	Ecolab Inc.	2.125%	2/1/32	5,020	4,023
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,186
	FMC Corp.	3.450%	10/1/29	6,680	5,887
	Freeport-McMoRan Inc.	4.125%	3/1/28	5,000	4,642
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,000	4,688
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	4,822
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,800	4,380
	Freeport-McMoRan Inc.	4.625%	8/1/30	6,665	6,230
	Georgia-Pacific LLC	7.750%	11/15/29	4,010	4,549
[3]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	2,489
	Huntsman International LLC	4.500%	5/1/29	6,573	5,906
	Huntsman International LLC	2.950%	6/15/31	3,400	2,639
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	2,806
	Kinross Gold Corp.	4.500%	7/15/27	892	845
	Linde Inc.	1.100%	8/10/30	5,745	4,413
	LYB International Finance III LLC	2.250%	10/1/30	4,630	3,679
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,252	3,019
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,938	4,075
	Martin Marietta Materials Inc.	2.400%	7/15/31	5,359	4,283
	NewMarket Corp.	2.700%	3/18/31	3,810	3,005
	Newmont Corp.	2.800%	10/1/29	5,940	5,062
	Newmont Corp.	2.250%	10/1/30	8,880	7,139
	Newmont Corp.	2.600%	7/15/32	7,180	5,721
	Nucor Corp.	3.950%	5/1/28	5,118	4,835
	Nucor Corp.	2.700%	6/1/30	4,725	4,012
	Nucor Corp.	3.125%	4/1/32	500	425
	Nutrien Ltd.	4.200%	4/1/29	3,731	3,506
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	2.950%	5/13/30	5,538	4,746
	Packaging Corp. of America	3.400%	12/15/27	3,680	3,390
	Packaging Corp. of America	3.000%	12/15/29	4,292	3,676
	PPG Industries Inc.	3.750%	3/15/28	2,080	1,975
	PPG Industries Inc.	2.800%	8/15/29	1,503	1,296
	PPG Industries Inc.	2.550%	6/15/30	5,250	4,397
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,160
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,709	1,880
	Rohm & Haas Co.	7.850%	7/15/29	6,501	7,241
	RPM International Inc.	4.550%	3/1/29	5,322	4,921
	RPM International Inc.	2.950%	1/15/32	3,565	2,811
	Sherwin-Williams Co.	2.950%	8/15/29	8,030	7,035
	Sherwin-Williams Co.	2.300%	5/15/30	2,795	2,297
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,603
	Steel Dynamics Inc.	3.450%	4/15/30	6,734	5,927
	Steel Dynamics Inc.	3.250%	1/15/31	9,769	8,364
	Suzano Austria GmbH	6.000%	1/15/29	17,137	17,094
	Suzano Austria GmbH	5.000%	1/15/30	9,918	9,309
	Suzano Austria GmbH	3.750%	1/15/31	6,545	5,479
[1]	Suzano Austria GmbH	3.125%	1/15/32	7,600	5,935
	Teck Resources Ltd.	3.900%	7/15/30	5,200	4,667
	Vale Overseas Ltd.	3.750%	7/8/30	11,171	9,784
	Vulcan Materials Co.	3.500%	6/1/30	5,307	4,678
	Westlake Corp.	3.375%	6/15/30	2,390	2,054
	WestRock MWV LLC	8.200%	1/15/30	3,500	3,960
	WRKCo Inc.	4.000%	3/15/28	4,673	4,359
	WRKCo Inc.	3.900%	6/1/28	4,917	4,535
	WRKCo Inc.	4.900%	3/15/29	4,322	4,160
	Yamana Gold Inc.	2.630%	8/15/31	464	347
					376,404
Real Estate (2.6%)
	Agree LP	2.000%	6/15/28	5,355	4,376
	Agree LP	4.800%	10/1/32	3,655	3,361
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,350	5,026
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,776	1,682
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,468	4,635
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,067	1,025
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,638	8,408
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	1,353	1,181
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	4,789	3,685
	American Assets Trust LP	3.375%	2/1/31	4,397	3,484
	American Homes 4 Rent LP	4.250%	2/15/28	4,025	3,733
	American Homes 4 Rent LP	4.900%	2/15/29	2,915	2,757
	American Homes 4 Rent LP	2.375%	7/15/31	3,371	2,593
	American Homes 4 Rent LP	3.625%	4/15/32	3,490	2,924
	American Tower Corp.	3.600%	1/15/28	7,495	6,895
	American Tower Corp.	1.500%	1/31/28	3,992	3,307
	American Tower Corp.	3.950%	3/15/29	6,258	5,751
	American Tower Corp.	3.800%	8/15/29	8,717	7,927
	American Tower Corp.	2.900%	1/15/30	8,881	7,524
	American Tower Corp.	1.875%	10/15/30	5,272	4,064
	American Tower Corp.	2.700%	4/15/31	5,993	4,874
	American Tower Corp.	2.300%	9/15/31	8,277	6,444
	American Tower Corp.	4.050%	3/15/32	4,890	4,373
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	2,235	2,043
	AvalonBay Communities Inc.	1.900%	12/1/28	7,115	5,944
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	5,242	4,698
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	5,610	4,655
	AvalonBay Communities Inc.	2.050%	1/15/32	6,300	4,954
	Boston Properties LP	4.500%	12/1/28	7,686	7,136
	Boston Properties LP	3.400%	6/21/29	9,807	8,447
	Boston Properties LP	2.900%	3/15/30	1,322	1,080
	Boston Properties LP	3.250%	1/30/31	10,084	8,354
	Boston Properties LP	2.550%	4/1/32	3,332	2,539
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,618	3,043
	Brandywine Operating Partnership LP	4.550%	10/1/29	3,027	2,521
	Brixmor Operating Partnership LP	2.250%	4/1/28	296	246

50

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,457	6,663
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,304	6,420
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	4,940
	Broadstone Net Lease LLC	2.600%	9/15/31	2,868	2,149
	Camden Property Trust	4.100%	10/15/28	5,203	4,913
	Camden Property Trust	3.150%	7/1/29	14,064	12,551
	Camden Property Trust	2.800%	5/15/30	4,942	4,256
	CBRE Services Inc.	2.500%	4/1/31	4,300	3,399
	Corporate Office Properties LP	2.000%	1/15/29	4,650	3,580
	Corporate Office Properties LP	2.750%	4/15/31	3,868	2,896
	Crown Castle Inc.	3.650%	9/1/27	6,162	5,730
	Crown Castle Inc.	3.800%	2/15/28	9,470	8,802
	Crown Castle Inc.	4.300%	2/15/29	2,145	2,026
	Crown Castle Inc.	3.100%	11/15/29	5,792	5,048
	Crown Castle Inc.	3.300%	7/1/30	4,871	4,255
	Crown Castle Inc.	2.250%	1/15/31	9,268	7,411
	Crown Castle Inc.	2.100%	4/1/31	7,495	5,899
	Crown Castle Inc.	2.500%	7/15/31	5,645	4,547
	CubeSmart LP	2.250%	12/15/28	3,000	2,475
	CubeSmart LP	4.375%	2/15/29	5,808	5,367
	CubeSmart LP	3.000%	2/15/30	5,504	4,571
	CubeSmart LP	2.500%	2/15/32	4,218	3,230
	Digital Realty Trust LP	5.550%	1/15/28	3,000	3,020
	Digital Realty Trust LP	4.450%	7/15/28	5,195	4,924
	Digital Realty Trust LP	3.600%	7/1/29	10,273	9,183
	EPR Properties	3.750%	8/15/29	4,237	3,302
	Equinix Inc.	1.550%	3/15/28	6,130	5,075
	Equinix Inc.	2.000%	5/15/28	2,260	1,907
	Equinix Inc.	3.200%	11/18/29	12,092	10,524
	Equinix Inc.	2.150%	7/15/30	5,242	4,180
	Equinix Inc.	2.500%	5/15/31	8,584	6,882
	Equinix Inc.	3.900%	4/15/32	7,115	6,302
	ERP Operating LP	3.500%	3/1/28	1,332	1,228
	ERP Operating LP	4.150%	12/1/28	3,943	3,710
	ERP Operating LP	3.000%	7/1/29	6,243	5,438
	ERP Operating LP	2.500%	2/15/30	3,253	2,715
	ERP Operating LP	1.850%	8/1/31	4,825	3,751
	Essential Properties LP	2.950%	7/15/31	3,285	2,382
	Essex Portfolio LP	1.700%	3/1/28	4,525	3,774
	Essex Portfolio LP	4.000%	3/1/29	4,920	4,479
	Essex Portfolio LP	3.000%	1/15/30	4,448	3,761
	Essex Portfolio LP	1.650%	1/15/31	850	633
	Essex Portfolio LP	2.550%	6/15/31	864	683
	Essex Portfolio LP	2.650%	3/15/32	6,680	5,279
	Extra Space Storage LP	2.550%	6/1/31	4,016	3,140
	Extra Space Storage LP	2.350%	3/15/32	5,640	4,271
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,112
	Federal Realty Investment Trust	3.500%	6/1/30	5,500	4,730
	GLP Capital LP	5.750%	6/1/28	6,323	6,226
	GLP Capital LP	5.300%	1/15/29	6,087	5,747
	GLP Capital LP	4.000%	1/15/30	4,738	4,145
	GLP Capital LP	4.000%	1/15/31	4,164	3,541
	GLP Capital LP	3.250%	1/15/32	3,795	3,037
	Healthcare Realty Holdings LP	3.625%	1/15/28	3,308	2,926
	Healthcare Realty Holdings LP	3.100%	2/15/30	520	436
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,857	5,185
	Healthpeak Properties Inc.	2.125%	12/1/28	1,025	862
	Healthpeak Properties Inc.	3.500%	7/15/29	2,102	1,870
	Healthpeak Properties Inc.	3.000%	1/15/30	8,363	7,167
	Healthpeak Properties Inc.	2.875%	1/15/31	6,200	5,181
	Highwoods Realty LP	4.125%	3/15/28	5,260	4,736
	Highwoods Realty LP	4.200%	4/15/29	5,376	4,652
	Highwoods Realty LP	3.050%	2/15/30	4,190	3,320
	Highwoods Realty LP	2.600%	2/1/31	3,157	2,333
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	5,579	4,669
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	3,828	3,158
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	2,291	1,754
	Hudson Pacific Properties LP	5.950%	2/15/28	2,200	2,044
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	3,966
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hudson Pacific Properties LP	3.250%	1/15/30	3,646	2,781
Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,415	6,949
Invitation Homes Operating Partnership LP	4.150%	4/15/32	1,812	1,582
Kilroy Realty LP	4.750%	12/15/28	2,383	2,166
Kilroy Realty LP	4.250%	8/15/29	3,827	3,357
Kilroy Realty LP	3.050%	2/15/30	4,197	3,361
Kimco Realty Corp.	1.900%	3/1/28	3,925	3,293
Kimco Realty Corp.	2.700%	10/1/30	3,676	3,000
Kimco Realty Corp.	2.250%	12/1/31	757	580
Kite Realty Group Trust	4.750%	9/15/30	2,151	1,901
Life Storage LP	3.875%	12/15/27	2,945	2,727
Life Storage LP	4.000%	6/15/29	4,550	4,068
Life Storage LP	2.200%	10/15/30	3,100	2,405
Life Storage LP	2.400%	10/15/31	5,000	3,818
LXP Industrial Trust	2.700%	9/15/30	2,200	1,753
LXP Industrial Trust	2.375%	10/1/31	3,863	2,926
Mid-America Apartments LP	4.200%	6/15/28	4,225	4,029
Mid-America Apartments LP	3.950%	3/15/29	4,980	4,707
Mid-America Apartments LP	2.750%	3/15/30	1,517	1,298
National Health Investors Inc.	3.000%	2/1/31	4,526	3,259
National Retail Properties Inc.	4.300%	10/15/28	5,025	4,662
National Retail Properties Inc.	2.500%	4/15/30	4,351	3,525
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,445	4,097
Omega Healthcare Investors Inc.	3.625%	10/1/29	5,139	4,224
Omega Healthcare Investors Inc.	3.375%	2/1/31	6,125	4,736
Physicians Realty LP	3.950%	1/15/28	3,827	3,501
Physicians Realty LP	2.625%	11/1/31	4,906	3,825
Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,123
Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,816
Prologis LP	3.250%	6/30/26	171	162
Prologis LP	3.375%	12/15/27	5,435	5,077
Prologis LP	3.875%	9/15/28	5,406	5,114
Prologis LP	4.000%	9/15/28	3,335	3,182
Prologis LP	2.875%	11/15/29	3,500	3,045
Prologis LP	2.250%	4/15/30	11,636	9,713
Prologis LP	1.750%	7/1/30	4,789	3,787
Prologis LP	1.250%	10/15/30	4,825	3,662
Prologis LP	2.250%	1/15/32	2,205	1,756
Public Storage	1.850%	5/1/28	2,575	2,212
Public Storage	1.950%	11/9/28	5,277	4,495
Public Storage	3.385%	5/1/29	5,420	4,954
Public Storage	2.250%	11/9/31	10,265	8,278
Rayonier LP	2.750%	5/17/31	4,165	3,333
Realty Income Corp.	3.400%	1/15/28	4,920	4,531
Realty Income Corp.	3.650%	1/15/28	2,652	2,476
Realty Income Corp.	2.200%	6/15/28	1,365	1,170
Realty Income Corp.	3.250%	6/15/29	4,315	3,843
Realty Income Corp.	3.100%	12/15/29	5,840	5,101
Realty Income Corp.	3.250%	1/15/31	12,756	11,063
Realty Income Corp.	5.625%	10/13/32	7,285	7,435
Realty Income Corp.	2.850%	12/15/32	3,500	2,843
Regency Centers LP	4.125%	3/15/28	3,049	2,818
Regency Centers LP	2.950%	9/15/29	3,875	3,249
Regency Centers LP	3.700%	6/15/30	4,420	3,838
Rexford Industrial Realty LP	2.150%	9/1/31	3,519	2,697
Sabra Health Care LP	3.900%	10/15/29	6,226	5,177
Sabra Health Care LP	3.200%	12/1/31	2,117	1,577
Safehold Operating Partnership LP	2.800%	6/15/31	5,326	4,089
Simon Property Group LP	3.375%	6/15/27	5,131	4,789
Simon Property Group LP	3.375%	12/1/27	7,760	7,192
Simon Property Group LP	1.750%	2/1/28	3,725	3,169
Simon Property Group LP	2.450%	9/13/29	9,689	8,099
Simon Property Group LP	2.650%	7/15/30	6,050	5,033
Simon Property Group LP	2.200%	2/1/31	5,025	3,980
Simon Property Group LP	2.250%	1/15/32	7,482	5,824
Spirit Realty LP	3.200%	1/15/27	21	19
Spirit Realty LP	2.100%	3/15/28	6,473	5,275

51

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spirit Realty LP	4.000%	7/15/29	4,075	3,543
	Spirit Realty LP	3.400%	1/15/30	2,850	2,372
	Spirit Realty LP	3.200%	2/15/31	1,339	1,071
	STORE Capital Corp.	4.500%	3/15/28	3,770	3,398
	STORE Capital Corp.	4.625%	3/15/29	3,077	2,749
	STORE Capital Corp.	2.750%	11/18/30	3,661	2,791
	Sun Communities Operating LP	2.300%	11/1/28	3,000	2,507
	Sun Communities Operating LP	2.700%	7/15/31	6,910	5,440
	Sun Communities Operating LP	4.200%	4/15/32	5,510	4,842
	Tanger Properties LP	2.750%	9/1/31	3,156	2,279
[1]	UDR Inc.	3.500%	1/15/28	2,283	2,069
[1]	UDR Inc.	4.400%	1/26/29	4,693	4,409
[1]	UDR Inc.	3.200%	1/15/30	3,703	3,213
[1]	UDR Inc.	2.100%	8/1/32	1,434	1,065
	Ventas Realty LP	4.000%	3/1/28	6,185	5,717
	Ventas Realty LP	4.400%	1/15/29	5,085	4,750
	Ventas Realty LP	3.000%	1/15/30	4,136	3,486
	Ventas Realty LP	4.750%	11/15/30	4,802	4,502
	VICI Properties LP	4.750%	2/15/28	8,324	7,907
	VICI Properties LP	4.950%	2/15/30	9,300	8,755
	VICI Properties LP	5.125%	5/15/32	8,865	8,218
	Vornado Realty LP	2.150%	6/1/26	102	86
	Vornado Realty LP	3.400%	6/1/31	1,660	1,232
	Welltower Inc.	4.250%	4/15/28	5,808	5,451
	Welltower Inc.	4.125%	3/15/29	6,846	6,274
	Welltower Inc.	3.100%	1/15/30	7,221	6,097
	Welltower Inc.	2.750%	1/15/31	10,660	8,523
	Welltower Inc.	2.750%	1/15/32	4,960	3,880
	Weyerhaeuser Co.	4.000%	11/15/29	6,396	5,853
	Weyerhaeuser Co.	4.000%	4/15/30	9,891	9,025
	WP Carey Inc.	3.850%	7/15/29	4,400	3,956
	WP Carey Inc.	2.400%	2/1/31	4,693	3,740
					848,883
Technology (3.3%)
	Adobe Inc.	2.300%	2/1/30	11,115	9,481
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,000	2,794
	Amdocs Ltd.	2.538%	6/15/30	6,125	4,967
	Analog Devices Inc.	1.700%	10/1/28	6,500	5,507
	Analog Devices Inc.	2.100%	10/1/31	9,206	7,448
	Apple Inc.	2.900%	9/12/27	1,170	1,093
	Apple Inc.	3.000%	11/13/27	4,109	3,839
	Apple Inc.	1.200%	2/8/28	19,698	16,724
	Apple Inc.	1.400%	8/5/28	19,820	16,794
	Apple Inc.	3.250%	8/8/29	155	144
	Apple Inc.	2.200%	9/11/29	10,932	9,444
	Apple Inc.	1.650%	5/11/30	14,198	11,639
	Apple Inc.	1.250%	8/20/30	13,326	10,473
	Apple Inc.	1.650%	2/8/31	23,172	18,652
	Apple Inc.	1.700%	8/5/31	9,303	7,440
	Apple Inc.	3.350%	8/8/32	6,300	5,722
	Applied Materials Inc.	1.750%	6/1/30	5,722	4,665
	Arrow Electronics Inc.	3.875%	1/12/28	4,525	4,119
	Autodesk Inc.	2.850%	1/15/30	3,775	3,244
	Autodesk Inc.	2.400%	12/15/31	9,050	7,258
	Automatic Data Processing Inc.	1.700%	5/15/28	8,647	7,507
	Automatic Data Processing Inc.	1.250%	9/1/30	8,624	6,735
	Avnet Inc.	3.000%	5/15/31	1,049	812
	Block Financial LLC	2.500%	7/15/28	3,045	2,584
	Block Financial LLC	3.875%	8/15/30	6,830	5,982
	Broadcom Corp.	3.500%	1/15/28	1,736	1,582
[3]	Broadcom Inc.	1.950%	2/15/28	4,973	4,203
	Broadcom Inc.	4.110%	9/15/28	15,053	14,045
[3]	Broadcom Inc.	4.000%	4/15/29	1,000	910
	Broadcom Inc.	4.750%	4/15/29	15,497	14,780
	Broadcom Inc.	5.000%	4/15/30	5,078	4,816
	Broadcom Inc.	4.150%	11/15/30	18,981	17,005
[3]	Broadcom Inc.	2.450%	2/15/31	23,096	18,183
	Broadcom Inc.	4.300%	11/15/32	1,000	883
[3]	Broadcom Inc.	2.600%	2/15/33	4,480	3,358
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Broadcom Inc.	3.419%	4/15/33	11,500	9,231
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	3,671	3,106
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,356	6,798
	CDW LLC	4.250%	4/1/28	2,979	2,740
	CDW LLC	3.276%	12/1/28	625	536
	CDW LLC	3.250%	2/15/29	3,791	3,231
	CGI Inc.	2.300%	9/14/31	3,600	2,719
	Dell Inc.	7.100%	4/15/28	760	814
	Dell International LLC	5.300%	10/1/29	19,493	19,026
	Dell International LLC	6.200%	7/15/30	6,006	6,115
	DXC Technology Co.	2.375%	9/15/28	8,087	6,800
	Equifax Inc.	3.100%	5/15/30	9,043	7,601
	Equifax Inc.	2.350%	9/15/31	10,030	7,777
	Fidelity National Information Services Inc.	1.650%	3/1/28	4,764	3,961
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,175
	Fidelity National Information Services Inc.	2.250%	3/1/31	7,843	6,169
	Fiserv Inc.	4.200%	10/1/28	9,075	8,589
	Fiserv Inc.	3.500%	7/1/29	23,017	20,741
	Fiserv Inc.	2.650%	6/1/30	7,505	6,293
	Flex Ltd.	4.875%	6/15/29	3,986	3,748
	Flex Ltd.	4.875%	5/12/30	6,600	6,172
	Fortinet Inc.	2.200%	3/15/31	5,000	3,845
	Global Payments Inc.	4.450%	6/1/28	5,365	4,991
	Global Payments Inc.	3.200%	8/15/29	7,586	6,475
	Global Payments Inc.	2.900%	5/15/30	9,951	8,166
	Global Payments Inc.	2.900%	11/15/31	5,100	4,031
	Global Payments Inc.	5.400%	8/15/32	8,975	8,557
	GXO Logistics Inc.	2.650%	7/15/31	4,662	3,456
	HP Inc.	4.750%	1/15/28	7,515	7,299
	HP Inc.	4.000%	4/15/29	7,965	7,293
	HP Inc.	3.400%	6/17/30	7,368	6,235
	HP Inc.	2.650%	6/17/31	8,985	7,003
	HP Inc.	4.200%	4/15/32	9,320	8,005
	Hubbell Inc.	3.500%	2/15/28	4,150	3,814
	Hubbell Inc.	2.300%	3/15/31	2,060	1,640
	Intel Corp.	1.600%	8/12/28	7,835	6,657
	Intel Corp.	4.000%	8/5/29	3,550	3,385
	Intel Corp.	2.450%	11/15/29	16,933	14,524
	Intel Corp.	3.900%	3/25/30	8,250	7,741
	Intel Corp.	2.000%	8/12/31	12,271	9,732
	Intel Corp.	4.150%	8/5/32	8,415	7,869
	International Business Machines Corp.	3.500%	5/15/29	24,742	22,733
	International Business Machines Corp.	1.950%	5/15/30	10,240	8,346
	International Business Machines Corp.	2.720%	2/9/32	1,500	1,258
	International Business Machines Corp.	4.400%	7/27/32	5,000	4,763
	Intuit Inc.	1.650%	7/15/30	4,200	3,376
	Jabil Inc.	3.950%	1/12/28	5,760	5,365
	Jabil Inc.	3.600%	1/15/30	4,700	4,120
	Jabil Inc.	3.000%	1/15/31	3,725	3,081
	Juniper Networks Inc.	3.750%	8/15/29	5,057	4,506
	Juniper Networks Inc.	2.000%	12/10/30	3,947	3,000
	KLA Corp.	4.100%	3/15/29	6,862	6,640
	KLA Corp.	4.650%	7/15/32	11,975	11,733
	Kyndryl Holdings Inc.	2.700%	10/15/28	3,638	2,738
	Kyndryl Holdings Inc.	3.150%	10/15/31	5,014	3,350
	Lam Research Corp.	4.000%	3/15/29	7,195	6,848
	Lam Research Corp.	1.900%	6/15/30	6,155	5,007
	Leidos Inc.	4.375%	5/15/30	3,823	3,452
	Leidos Inc.	2.300%	2/15/31	9,200	7,041
	Marvell Technology Inc.	2.450%	4/15/28	4,437	3,731
[1]	Marvell Technology Inc.	4.875%	6/22/28	5,571	5,290
	Marvell Technology Inc.	2.950%	4/15/31	2,975	2,390
	Micron Technology Inc.	5.327%	2/6/29	6,340	6,084

52

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Micron Technology Inc.	6.750%	11/1/29	4,000	4,070
	Micron Technology Inc.	4.663%	2/15/30	6,261	5,675
	Micron Technology Inc.	2.703%	4/15/32	4,775	3,582
	Moody's Corp.	3.250%	1/15/28	2,674	2,472
	Moody's Corp.	4.250%	2/1/29	1,985	1,901
	Moody's Corp.	2.000%	8/19/31	6,205	4,916
	Motorola Solutions Inc.	4.600%	2/23/28	8,623	8,360
	Motorola Solutions Inc.	4.600%	5/23/29	4,242	4,029
	Motorola Solutions Inc.	2.300%	11/15/30	8,218	6,448
	Motorola Solutions Inc.	2.750%	5/24/31	3,957	3,158
	Motorola Solutions Inc.	5.600%	6/1/32	4,100	4,000
	NetApp Inc.	2.700%	6/22/30	6,100	5,003
	NVIDIA Corp.	1.550%	6/15/28	11,045	9,442
	NVIDIA Corp.	2.850%	4/1/30	7,471	6,526
	NVIDIA Corp.	2.000%	6/15/31	4,952	3,974
	NXP BV	5.550%	12/1/28	4,445	4,452
	NXP BV	4.300%	6/18/29	8,998	8,340
	NXP BV	3.400%	5/1/30	7,531	6,499
	NXP BV	2.500%	5/11/31	8,420	6,655
	NXP BV	2.650%	2/15/32	7,946	6,215
	Oracle Corp.	2.300%	3/25/28	17,161	14,881
	Oracle Corp.	2.950%	4/1/30	23,436	20,005
	Oracle Corp.	3.250%	5/15/30	4,692	4,070
	Oracle Corp.	2.875%	3/25/31	28,706	23,815
	Oracle Corp.	6.250%	11/9/32	20,225	21,237
	PayPal Holdings Inc.	2.850%	10/1/29	10,160	8,847
	PayPal Holdings Inc.	2.300%	6/1/30	10,287	8,445
	PayPal Holdings Inc.	4.400%	6/1/32	10,430	9,825
	Qorvo Inc.	4.375%	10/15/29	7,000	6,186
	QUALCOMM Inc.	1.300%	5/20/28	7,450	6,309
	QUALCOMM Inc.	2.150%	5/20/30	7,105	6,002
	QUALCOMM Inc.	1.650%	5/20/32	9,587	7,398
	QUALCOMM Inc.	4.250%	5/20/32	2,695	2,597
	QUALCOMM Inc.	5.400%	5/20/33	10,000	10,420
	Quanta Services Inc.	2.900%	10/1/30	3,060	2,519
	Quanta Services Inc.	2.350%	1/15/32	1,295	984
	RELX Capital Inc.	4.000%	3/18/29	7,275	6,741
	RELX Capital Inc.	3.000%	5/22/30	4,148	3,532
	RELX Capital Inc.	4.750%	5/20/32	4,055	3,889
	Roper Technologies Inc.	4.200%	9/15/28	4,641	4,477
	Roper Technologies Inc.	2.950%	9/15/29	6,405	5,555
	Roper Technologies Inc.	2.000%	6/30/30	4,961	3,966
	Roper Technologies Inc.	1.750%	2/15/31	4,037	3,108
[3]	S&P Global Inc.	4.750%	8/1/28	6,160	6,089
[3]	S&P Global Inc.	2.700%	3/1/29	5,640	4,962
[3]	S&P Global Inc.	4.250%	5/1/29	8,494	8,106
	S&P Global Inc.	2.500%	12/1/29	4,462	3,817
	S&P Global Inc.	1.250%	8/15/30	4,584	3,526
[3]	S&P Global Inc.	2.900%	3/1/32	11,875	10,132
	Salesforce Inc.	3.700%	4/11/28	400	385
	Salesforce Inc.	1.500%	7/15/28	9,035	7,720
	Salesforce Inc.	1.950%	7/15/31	13,951	11,170
	ServiceNow Inc.	1.400%	9/1/30	12,822	9,770
	Skyworks Solutions Inc.	3.000%	6/1/31	5,023	3,935
	TD SYNNEX Corp.	2.375%	8/9/28	4,687	3,799
	TD SYNNEX Corp.	2.650%	8/9/31	100	76
	Teledyne FLIR LLC	2.500%	8/1/30	5,841	4,723
	Texas Instruments Inc.	2.900%	11/3/27	3,567	3,322
	Texas Instruments Inc.	2.250%	9/4/29	6,301	5,448
	Texas Instruments Inc.	1.750%	5/4/30	7,211	5,935
	Texas Instruments Inc.	1.900%	9/15/31	4,814	3,896
	TSMC Arizona Corp.	4.125%	4/22/29	3,800	3,612
	TSMC Arizona Corp.	2.500%	10/25/31	10,150	8,339
	TSMC Arizona Corp.	4.250%	4/22/32	6,600	6,358
	Verisk Analytics Inc.	4.125%	3/15/29	5,167	4,820
	VMware Inc.	1.800%	8/15/28	7,280	5,944
	VMware Inc.	4.700%	5/15/30	7,774	7,232
	VMware Inc.	2.200%	8/15/31	13,786	10,452
	Western Digital Corp.	2.850%	2/1/29	5,626	4,351
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Workday Inc.	3.700%	4/1/29	3,760	3,449
	Workday Inc.	3.800%	4/1/32	13,693	12,084
	Xilinx Inc.	2.375%	6/1/30	6,861	5,769
					1,106,490
Utilities (2.9%)
	AEP Texas Inc.	3.950%	6/1/28	3,757	3,521
[1]	AEP Texas Inc.	2.100%	7/1/30	4,330	3,505
	AEP Texas Inc.	4.700%	5/15/32	4,265	4,086
	AES Corp.	2.450%	1/15/31	8,583	6,803
[1]	Alabama Power Co.	1.450%	9/15/30	4,129	3,215
	Alabama Power Co.	3.050%	3/15/32	5,120	4,419
	Alabama Power Co.	3.940%	9/1/32	3,327	3,053
	Ameren Corp.	1.750%	3/15/28	4,337	3,679
	Ameren Corp.	3.500%	1/15/31	4,594	4,055
	Ameren Illinois Co.	3.800%	5/15/28	4,150	3,951
	Ameren Illinois Co.	1.550%	11/15/30	2,150	1,692
	Ameren Illinois Co.	3.850%	9/1/32	1,965	1,829
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	4,558	4,354
	American Electric Power Co. Inc.	5.950%	11/1/32	7,200	7,523
	American Water Capital Corp.	3.750%	9/1/28	4,862	4,588
	American Water Capital Corp.	3.450%	6/1/29	4,155	3,790
	American Water Capital Corp.	2.800%	5/1/30	5,085	4,398
	American Water Capital Corp.	2.300%	6/1/31	2,125	1,746
	American Water Capital Corp.	4.450%	6/1/32	5,130	4,922
[1]	Appalachian Power Co.	2.700%	4/1/31	5,180	4,260
[1]	Appalachian Power Co.	4.500%	8/1/32	2,545	2,382
	Arizona Public Service Co.	2.600%	8/15/29	3,921	3,284
	Arizona Public Service Co.	6.350%	12/15/32	1,550	1,630
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,272
	Atmos Energy Corp.	2.625%	9/15/29	4,385	3,808
	Atmos Energy Corp.	1.500%	1/15/31	2,970	2,313
	Atmos Energy Corp.	5.450%	10/15/32	1,500	1,556
	Avangrid Inc.	3.800%	6/1/29	4,666	4,239
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,704	3,816
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,483	7,860
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,440	7,726
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,550	3,520
	Black Hills Corp.	3.050%	10/15/29	3,865	3,282
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,928	3,262
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,000	1,729
	CenterPoint Energy Inc.	4.250%	11/1/28	1,539	1,446
	CenterPoint Energy Inc.	2.950%	3/1/30	3,905	3,357
	CenterPoint Energy Inc.	2.650%	6/1/31	1,903	1,568
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,025	1,929
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,232	5,731
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	50	48
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	842
[1]	CMS Energy Corp.	4.750%	6/1/50	6,527	5,665
	CMS Energy Corp.	3.750%	12/1/50	2,612	1,970
	Commonwealth Edison Co.	3.700%	8/15/28	4,990	4,701
	Commonwealth Edison Co.	2.200%	3/1/30	1,765	1,479
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,165	3,647
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	2,740	2,209
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,875	3,477
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	8,001	6,563
	Consumers Energy Co.	3.600%	8/15/32	6,858	6,238
	Dominion Energy Inc.	4.250%	6/1/28	2,608	2,486
[1]	Dominion Energy Inc.	3.375%	4/1/30	15,787	13,909
[1]	Dominion Energy Inc.	2.250%	8/15/31	2,210	1,756
[1]	Dominion Energy Inc.	4.350%	8/15/32	5,247	4,875
	Dominion Energy Inc.	5.375%	11/15/32	7,625	7,576
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,798	3,059

53

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,742	1,914
[1]	DTE Electric Co.	1.900%	4/1/28	4,268	3,707
	DTE Electric Co.	2.250%	3/1/30	3,700	3,120
[1]	DTE Electric Co.	2.625%	3/1/31	3,910	3,317
[1]	DTE Electric Co.	3.000%	3/1/32	4,025	3,476
[1]	DTE Energy Co.	3.400%	6/15/29	3,659	3,254
	DTE Energy Co.	2.950%	3/1/30	3,375	2,869
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,258	5,050
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,310	3,705
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,990	5,962
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,741	6,470
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,490	3,793
	Duke Energy Corp.	4.300%	3/15/28	2,950	2,845
	Duke Energy Corp.	3.400%	6/15/29	4,558	4,090
	Duke Energy Corp.	2.450%	6/1/30	7,917	6,518
	Duke Energy Corp.	2.550%	6/15/31	7,372	6,016
	Duke Energy Corp.	4.500%	8/15/32	13,811	12,978
	Duke Energy Florida LLC	3.800%	7/15/28	4,367	4,147
	Duke Energy Florida LLC	2.500%	12/1/29	2,543	2,177
	Duke Energy Florida LLC	1.750%	6/15/30	1,878	1,496
	Duke Energy Florida LLC	2.400%	12/15/31	5,980	4,870
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,080	5,662
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,916	2,385
	Duke Energy Progress LLC	3.700%	9/1/28	4,206	3,959
	Duke Energy Progress LLC	3.450%	3/15/29	6,618	6,095
	Duke Energy Progress LLC	2.000%	8/15/31	4,047	3,203
	Duke Energy Progress LLC	3.400%	4/1/32	3,416	3,023
[3]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,357
	Edison International	4.125%	3/15/28	3,990	3,702
	Edison International	6.950%	11/15/29	1,840	1,928
	Enel Chile SA	4.875%	6/12/28	7,520	7,324
	Entergy Corp.	1.900%	6/15/28	7,672	6,493
	Entergy Corp.	2.800%	6/15/30	3,722	3,133
	Entergy Corp.	2.400%	6/15/31	7,989	6,333
	Entergy Louisiana LLC	3.250%	4/1/28	5,133	4,677
	Entergy Louisiana LLC	2.350%	6/15/32	3,800	3,024
	Entergy Mississippi LLC	2.850%	6/1/28	2,535	2,251
	Entergy Texas Inc.	4.000%	3/30/29	7,367	6,959
	Entergy Texas Inc.	1.750%	3/15/31	2,860	2,239
	Essential Utilities Inc.	3.566%	5/1/29	3,795	3,412
	Essential Utilities Inc.	2.704%	4/15/30	4,601	3,855
	Evergy Inc.	2.900%	9/15/29	3,818	3,301
[1]	Evergy Metro Inc.	2.250%	6/1/30	5,881	4,843
[1]	Eversource Energy	3.300%	1/15/28	3,880	3,579
[1]	Eversource Energy	4.250%	4/1/29	4,995	4,720
[1]	Eversource Energy	1.650%	8/15/30	4,915	3,823
	Eversource Energy	2.550%	3/15/31	2,990	2,461
	Eversource Energy	3.375%	3/1/32	4,791	4,166
	Exelon Corp.	4.050%	4/15/30	13,025	12,131
[3]	Exelon Corp.	3.350%	3/15/32	2,720	2,372
	Florida Power & Light Co.	2.450%	2/3/32	11,054	9,241
[1]	Georgia Power Co.	2.650%	9/15/29	4,881	4,162
	Georgia Power Co.	4.700%	5/15/32	2,610	2,514
	Indiana Michigan Power Co.	3.850%	5/15/28	3,900	3,676
	Interstate Power & Light Co.	4.100%	9/26/28	8,231	7,835
	Interstate Power & Light Co.	3.600%	4/1/29	900	820
	Interstate Power & Light Co.	2.300%	6/1/30	3,405	2,770
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	3,326
	MidAmerican Energy Co.	3.650%	4/15/29	5,290	4,960
	MidAmerican Energy Co.	6.750%	12/30/31	1,932	2,174
	Mississippi Power Co.	3.950%	3/30/28	3,130	2,937
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,757
	National Fuel Gas Co.	4.750%	9/1/28	3,929	3,718
	National Fuel Gas Co.	2.950%	3/1/31	2,335	1,832
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,434	6,892
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	4,830	4,799
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	4,358	4,093
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,655	6,123
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	5,262	4,371
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	2,578
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,430	1,089
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	3,580	2,960
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,275	2,373
[1]	Nevada Power Co.	3.700%	5/1/29	5,535	5,211
[1]	Nevada Power Co.	2.400%	5/1/30	3,973	3,336
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	10,609	9,079
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,926	6,301
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	5,540	4,794
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,194	12,506
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	3,482	2,806
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	9,576	9,424
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,136
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,305
	NiSource Inc.	2.950%	9/1/29	5,844	5,076
	NiSource Inc.	3.600%	5/1/30	3,809	3,396
	NiSource Inc.	1.700%	2/15/31	6,565	5,000
	Northern States Power Co.	2.250%	4/1/31	2,230	1,849
	NSTAR Electric Co.	3.250%	5/15/29	2,040	1,853
	NSTAR Electric Co.	3.950%	4/1/30	5,213	4,897
[1]	Ohio Power Co.	2.600%	4/1/30	1,890	1,604
[1]	Ohio Power Co.	1.625%	1/15/31	6,708	5,197
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,400
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	3,699
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,864	9,307
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,525	4,814
[3]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,300	4,085
[3]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	5,378	5,264
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,171
	Pacific Gas & Electric Co.	3.300%	12/1/27	15,536	13,736
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,154	2,734
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,786	12,263
	Pacific Gas & Electric Co.	4.550%	7/1/30	31,052	28,149
	Pacific Gas & Electric Co.	2.500%	2/1/31	15,635	12,156
	Pacific Gas & Electric Co.	3.250%	6/1/31	3,002	2,440
	Pacific Gas & Electric Co.	4.400%	3/1/32	3,933	3,441
	Pacific Gas & Electric Co.	5.900%	6/15/32	2,435	2,378
	PacifiCorp	3.500%	6/15/29	3,916	3,608
	PacifiCorp	2.700%	9/15/30	4,676	4,018
	PacifiCorp	7.700%	11/15/31	1,860	2,173
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,318	1,251
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,591	3,299
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,825	3,124
	Progress Energy Inc.	7.000%	10/30/31	4,640	5,058
	Public Service Co. of Colorado	3.700%	6/15/28	2,975	2,834
[1]	Public Service Co. of Colorado	1.900%	1/15/31	3,300	2,646
[1]	Public Service Co. of Colorado	4.100%	6/1/32	1,889	1,773
[1]	Public Service Co. of New Hampshire	2.200%	6/15/31	135	111
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,370
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,575	2,422
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,426
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,244	1,923

54

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	4,000	3,503
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,000	3,006
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,450	9,672
	Puget Energy Inc.	2.379%	6/15/28	3,032	2,585
	Puget Energy Inc.	4.100%	6/15/30	6,406	5,731
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	4,715
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,125	3,527
	Sempra Energy	3.400%	2/1/28	9,895	9,194
	Sempra Energy	3.700%	4/1/29	50	46
[1]	Southern California Edison Co.	3.650%	3/1/28	5,050	4,715
[1]	Southern California Edison Co.	4.200%	3/1/29	5,316	5,057
	Southern California Edison Co.	6.650%	4/1/29	4,200	4,327
	Southern California Edison Co.	2.850%	8/1/29	3,565	3,099
	Southern California Edison Co.	2.250%	6/1/30	3,500	2,888
[1]	Southern California Edison Co.	2.500%	6/1/31	2,000	1,648
	Southern California Edison Co.	2.750%	2/1/32	2,600	2,178
	Southern California Edison Co.	5.950%	11/1/32	5,900	6,248
[1]	Southern California Gas Co.	2.550%	2/1/30	4,368	3,718
[1]	Southern Co.	1.750%	3/15/28	3,726	3,136
[1]	Southern Co.	3.700%	4/30/30	8,265	7,467
	Southern Co.	5.700%	10/15/32	3,156	3,225
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,277	5,561
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,615	6,499
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,356
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,240
	Southwest Gas Corp.	4.050%	3/15/32	4,765	4,179
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	3,514	3,335
	Tampa Electric Co.	2.400%	3/15/31	3,254	2,635
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,372
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,129
	Union Electric Co.	3.500%	3/15/29	4,380	4,053
	Union Electric Co.	2.950%	3/15/30	3,475	3,048
	Union Electric Co.	2.150%	3/15/32	4,240	3,349
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	6,566	6,200
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	5,760	5,069
	Virginia Electric & Power Co.	2.300%	11/15/31	2,636	2,122
	Virginia Electric & Power Co.	2.400%	3/30/32	5,535	4,476
	WEC Energy Group Inc.	2.200%	12/15/28	3,000	2,540
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,696
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,700	2,299
	Wisconsin Electric Power Co.	4.750%	9/30/32	3,914	3,846
	Wisconsin Power & Light Co.	3.950%	9/1/32	7,500	6,872
	Xcel Energy Inc.	4.000%	6/15/28	4,840	4,636
	Xcel Energy Inc.	2.600%	12/1/29	3,480	2,972
	Xcel Energy Inc.	3.400%	6/1/30	8,060	7,189
	Xcel Energy Inc.	2.350%	11/15/31	3,488	2,784
	Xcel Energy Inc.	4.600%	6/1/32	5,555	5,323
					954,091
Total Corporate Bonds (Cost $14,289,793)					12,380,693
Sovereign Bonds (3.8%)
[1]	Asian Development Bank	2.375%	8/10/27	2,870	2,655
	Asian Development Bank	6.220%	8/15/27	175	187
[1]	Asian Development Bank	2.750%	1/19/28	7,820	7,310
[1]	Asian Development Bank	1.250%	6/9/28	12,700	10,896
	Asian Development Bank	5.820%	6/16/28	5,705	6,121
[1]	Asian Development Bank	3.125%	9/26/28	9,474	8,971
[1]	Asian Development Bank	1.875%	3/15/29	250	219
[1]	Asian Development Bank	1.750%	9/19/29	22,230	19,133
[1]	Asian Development Bank	1.875%	1/24/30	19,401	16,710
[1]	Asian Development Bank	0.750%	10/8/30	3,190	2,482
[1]	Asian Development Bank	1.500%	3/4/31	7,005	5,752
	Asian Development Bank	3.125%	4/27/32	17,950	16,644
[1]	Asian Development Bank	3.875%	9/28/32	10,000	9,841
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	7.250%	9/23/27	5,955	6,605
	Equinor ASA	3.625%	9/10/28	8,206	7,777
	Equinor ASA	3.125%	4/6/30	9,831	8,839
	Equinor ASA	2.375%	5/22/30	6,253	5,324
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.625%	10/21/27	12,720	10,796
	European Investment Bank	1.625%	10/9/29	17,375	14,882
	European Investment Bank	0.875%	5/17/30	16,765	13,369
	European Investment Bank	0.750%	9/23/30	8,205	6,425
	European Investment Bank	1.250%	2/14/31	33,300	27,093
	European Investment Bank	1.625%	5/13/31	225	188
	Export-Import Bank of Korea	1.250%	9/21/30	6,725	5,159
	Export-Import Bank of Korea	1.375%	2/9/31	2,500	1,909
	Export-Import Bank of Korea	2.125%	1/18/32	5,100	4,085
	Export-Import Bank of Korea	4.500%	9/15/32	3,700	3,604
[1]	Hong Kong Government International Bond	1.750%	11/24/31	4,100	3,328
[1]	Hydro-Quebec	8.500%	12/1/29	1,550	1,893
[1]	Hydro-Quebec	9.375%	4/15/30	2,355	3,045
	Inter-American Development Bank	1.125%	7/20/28	11,958	10,152
	Inter-American Development Bank	3.125%	9/18/28	22,116	20,899
	Inter-American Development Bank	2.250%	6/18/29	27,625	24,648
	Inter-American Development Bank	3.500%	9/14/29	20,000	19,222
[1]	Inter-American Development Bank	1.125%	1/13/31	43,130	34,452
[1]	International Bank for Reconstruction & Development	1.375%	4/20/28	15,342	13,316
	International Bank for Reconstruction & Development	1.125%	9/13/28	40,515	34,330
	International Bank for Reconstruction & Development	3.625%	9/21/29	17,245	16,717
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,930	26,599
	International Bank for Reconstruction & Development	0.875%	5/14/30	39,710	31,582
	International Bank for Reconstruction & Development	0.750%	8/26/30	15,905	12,400
	International Bank for Reconstruction & Development	1.250%	2/10/31	30,650	24,748
	International Bank for Reconstruction & Development	1.625%	11/3/31	42,240	34,663
	International Bank for Reconstruction & Development	2.500%	3/29/32	28,465	25,060
	International Finance Corp.	0.750%	8/27/30	6,740	5,263
[4]	Japan Bank for International Cooperation	3.250%	7/20/28	11,150	10,420
[4]	Japan Bank for International Cooperation	3.500%	10/31/28	11,160	10,518
[4]	Japan Bank for International Cooperation	2.125%	2/16/29	6,790	5,887
[4]	Japan Bank for International Cooperation	2.000%	10/17/29	5,640	4,781
[4]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	8,692
[4]	Japan Bank for International Cooperation	1.875%	4/15/31	15,715	12,819
[4]	Japan International Cooperation Agency	3.375%	6/12/28	4,350	4,085
[4]	Japan International Cooperation Agency	1.000%	7/22/30	4,200	3,220
[4]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	3,218
[5]	KFW	2.875%	4/3/28	26,278	24,714
[5]	KFW	1.750%	9/14/29	9,837	8,503
[5]	KFW	0.750%	9/30/30	16,488	12,876
	Korea Development Bank	1.625%	1/19/31	3,500	2,751
	Korea Development Bank	2.000%	10/25/31	2,746	2,185
	Korea Development Bank	4.250%	9/8/32	600	569
[5]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,475	9,823
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	18,220	18,106
	Province of Alberta	3.300%	3/15/28	9,499	8,997
	Province of Alberta	1.300%	7/22/30	23,104	18,482
	Province of British Columbia	2.250%	6/2/26	219	204
	Province of British Columbia	1.300%	1/29/31	10,660	8,496
	Province of Manitoba	2.125%	6/22/26	682	630
[1]	Province of Manitoba	1.500%	10/25/28	6,775	5,750
	Province of New Brunswick	3.625%	2/24/28	4,015	3,864
	Province of Ontario	2.000%	10/2/29	13,180	11,337

55

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	1.125%	10/7/30	11,355	8,921
	Province of Ontario	1.600%	2/25/31	7,390	5,993
	Province of Quebec	2.500%	4/20/26	297	279
	Province of Quebec	2.750%	4/12/27	4,583	4,296
[1]	Province of Quebec	7.500%	9/15/29	3,920	4,601
	Province of Quebec	1.350%	5/28/30	19,530	15,796
	Province of Quebec	1.900%	4/21/31	4,905	4,064
[1]	Republic of Chile	3.240%	2/6/28	22,619	21,013
[1]	Republic of Chile	2.450%	1/31/31	8,680	7,210
[1]	Republic of Chile	2.550%	1/27/32	7,840	6,426
	Republic of Indonesia	3.500%	1/11/28	10,410	9,891
	Republic of Indonesia	4.100%	4/24/28	16,058	15,781
	Republic of Indonesia	4.750%	2/11/29	9,142	9,157
	Republic of Indonesia	3.400%	9/18/29	6,525	6,012
	Republic of Indonesia	2.850%	2/14/30	11,795	10,589
	Republic of Indonesia	3.850%	10/15/30	6,365	6,005
	Republic of Indonesia	1.850%	3/12/31	9,950	8,084
[1]	Republic of Indonesia	2.150%	7/28/31	9,030	7,517
[1]	Republic of Indonesia	3.550%	3/31/32	15,780	14,344
[1]	Republic of Indonesia	4.650%	9/20/32	2,300	2,261
	Republic of Italy	2.875%	10/17/29	18,735	15,538
	Republic of Korea	3.500%	9/20/28	4,475	4,270
	Republic of Korea	2.500%	6/19/29	5,035	4,533
	Republic of Korea	1.000%	9/16/30	6,200	4,891
	Republic of Korea	1.750%	10/15/31	4,875	3,992
[1]	Republic of Panama	3.875%	3/17/28	2,378	2,246
	Republic of Panama	9.375%	4/1/29	6,350	7,554
[1]	Republic of Panama	3.160%	1/23/30	18,800	16,178
[1]	Republic of Panama	2.252%	9/29/32	17,875	13,259
[1]	Republic of Peru	2.783%	1/23/31	32,850	27,277
[1]	Republic of Poland	5.750%	11/16/32	10,325	10,982
	Republic of the Philippines	3.000%	2/1/28	15,982	14,851
	Republic of the Philippines	3.750%	1/14/29	10,575	10,095
	Republic of the Philippines	9.500%	2/2/30	15,187	19,326
	Republic of the Philippines	2.457%	5/5/30	11,900	10,410
	Republic of the Philippines	7.750%	1/14/31	12,529	14,962
	Republic of the Philippines	1.648%	6/10/31	1,330	1,064
	Republic of the Philippines	1.950%	1/6/32	8,010	6,534
	Republic of the Philippines	6.375%	1/15/32	8,882	9,892
	Republic of the Philippines	3.556%	9/29/32	5,990	5,451
	State of Israel	3.250%	1/17/28	7,975	7,562
	State of Israel	2.500%	1/15/30	8,630	7,715
	State of Israel	2.750%	7/3/30	19,575	17,782
	United Mexican States	3.750%	1/11/28	10,055	9,505
	United Mexican States	4.500%	4/22/29	32,770	31,272
[1]	United Mexican States	3.250%	4/16/30	29,769	25,961
[1]	United Mexican States	2.659%	5/24/31	26,153	21,073
[1]	United Mexican States	8.300%	8/15/31	4,115	4,831
[1]	United Mexican States	4.750%	4/27/32	15,260	14,301
Total Sovereign Bonds (Cost $1,467,133)					1,277,773
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	945	915
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	898
	California GO	1.700%	2/1/28	3,160	2,720
	California GO	3.500%	4/1/28	3,550	3,332
	California GO	3.050%	4/1/29	3,450	3,112
	California GO	2.500%	10/1/29	2,850	2,460
	California GO	1.750%	11/1/30	5,000	4,006
	Commonwealth of Massachusetts SO Revenue	4.110%	7/15/31	5,000	4,827
	Connecticut GO	5.850%	3/15/32	9,085	9,589
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	100	98
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,600	8,358
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	9,826
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	49
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,090
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,900	2,375
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	2,928
	Massachusetts GO	4.500%	8/1/31	1,350	1,316
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,123
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,056
	National Finance Authority NH Revenue	3.300%	4/1/32	2,500	1,901
[6]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	17,735
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,443
	New York City NY GO	5.206%	10/1/31	1,070	1,082
	Oregon GO	5.892%	6/1/27	8,750	9,023
[7]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,523
[6]	Oregon School Boards Association GO	5.550%	6/30/28	875	890
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,329
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	850	882
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,418
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,795
	University of California Revenue	3.349%	7/1/29	100	91
	University of California Revenue	1.614%	5/15/30	7,125	5,674
	University of California Revenue	4.601%	5/15/31	203	199
	Utah GO	3.539%	7/1/25	549	539
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,083
Total Taxable Municipal Bonds (Cost $135,239)					119,685

56

Intermediate-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[8]	Vanguard Market Liquidity Fund (Cost $150,197)	4.334%	1,502,126	150,197
Total Investments (99.8%) (Cost $37,513,835)				33,062,338
Other Assets and Liabilities—Net (0.2%)				56,776
Net Assets (100%)				33,119,114
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $287,518,000, representing 0.9% of net assets.
4	Guaranteed by the Government of Japan.
5	Guaranteed by the Federal Republic of Germany.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,363,638)	32,912,141
Affiliated Issuers (Cost $150,197)	150,197
Total Investments in Securities	33,062,338
Investment in Vanguard	1,207
Cash	30,502
Receivables for Investment Securities Sold	78,805
Receivables for Accrued Income	237,306
Receivables for Capital Shares Issued	20,043
Other Assets	86
Total Assets	33,430,287
Liabilities
Payables for Investment Securities Purchased	249,322
Payables for Capital Shares Redeemed	53,608
Payables for Distributions	7,429
Payables to Vanguard	814
Total Liabilities	311,173
Net Assets	33,119,114
At December 31, 2022, net assets consisted of:

Paid-in Capital	38,602,914
Total Distributable Earnings (Loss)	(5,483,800)
Net Assets	33,119,114

Investor Shares—Net Assets
Applicable to 6,274,332 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,227
Net Asset Value Per Share—Investor Shares	$10.08

ETF Shares—Net Assets
Applicable to 173,954,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,915,935
Net Asset Value Per Share—ETF Shares	$74.25

Admiral Shares—Net Assets
Applicable to 1,565,791,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,778,701
Net Asset Value Per Share—Admiral Shares	$10.08

Institutional Shares—Net Assets
Applicable to 268,564,545 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,706,325
Net Asset Value Per Share—Institutional Shares	$10.08

Institutional Plus Shares—Net Assets
Applicable to 164,226,669 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,654,926
Net Asset Value Per Share—Institutional Plus Shares	$10.08

See accompanying Notes, which are an integral part of the Financial Statements.
58

Intermediate-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Interest[1]	782,947
Total Income	782,947
Expenses
The Vanguard Group—Note B
Investment Advisory Services	673
Management and Administrative—Investor Shares	111
Management and Administrative—ETF Shares	3,690
Management and Administrative—Admiral Shares	10,083
Management and Administrative—Institutional Shares	1,272
Management and Administrative—Institutional Plus Shares	578
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	663
Marketing and Distribution—Admiral Shares	811
Marketing and Distribution—Institutional Shares	103
Marketing and Distribution—Institutional Plus Shares	49
Custodian Fees	65
Auditing Fees	39
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	500
Shareholders’ Reports—Admiral Shares	201
Shareholders’ Reports—Institutional Shares	18
Shareholders’ Reports—Institutional Plus Shares	15
Trustees’ Fees and Expenses	13
Other Expenses	27
Total Expenses	18,918
Expenses Paid Indirectly	(43)
Net Expenses	18,875
Net Investment Income	764,072
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,064,631)
Futures Contracts	85
Realized Net Gain (Loss)	(1,064,546)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(4,717,466)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,017,940)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $781,000, $24,000, less than $1,000, and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($71,127,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	764,072	746,679
Realized Net Gain (Loss)	(1,064,546)	667,855
Change in Unrealized Appreciation (Depreciation)	(4,717,466)	(2,372,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,017,940)	(958,131)
Distributions
Investor Shares	(1,751)	(3,952)
ETF Shares	(294,938)	(492,169)
Admiral Shares	(369,279)	(638,692)
Institutional Shares	(66,412)	(110,932)
Institutional Plus Shares	(39,131)	(59,675)
Total Distributions	(771,511)	(1,305,420)
Capital Share Transactions
Investor Shares	(24,617)	(59,389)
ETF Shares	755,659	(271,705)
Admiral Shares	(202,131)	(355,217)
Institutional Shares	(64,710)	(58,451)
Institutional Plus Shares	152,455	103,097
Net Increase (Decrease) from Capital Share Transactions	616,656	(641,665)
Total Increase (Decrease)	(5,172,795)	(2,905,216)
Net Assets
Beginning of Period	38,291,909	41,197,125
End of Period	33,119,114	38,291,909

See accompanying Notes, which are an integral part of the Financial Statements.
60

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.228	.221	.271	.316	.306
Net Realized and Unrealized Gain (Loss) on Investments	(1.806)	(.529)	.868	.787	(.340)
Total from Investment Operations	(1.578)	(.308)	1.139	1.103	(.034)
Distributions
Dividends from Net Investment Income	(.229)	(.219)	(.271)	(.313)	(.306)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—
Total Distributions	(.232)	(.392)	(.359)	(.313)	(.306)
Net Asset Value, End of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return[2]	-13.34%	-2.44%	9.71%	10.09%	-0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63	$103	$170	$163	$1,037
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.13%	1.81%	2.18%	2.78%	2.79%
Portfolio Turnover Rate[4]	46%	46%	55%	50%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$87.63	$92.73	$87.08	$81.27	$83.73
Investment Operations
Net Investment Income[1]	1.783	1.715	2.080	2.392	2.320
Net Realized and Unrealized Gain (Loss) on Investments	(13.370)	(3.817)	6.313	5.816	(2.442)
Total from Investment Operations	(11.587)	(2.102)	8.393	8.208	(.122)
Distributions
Dividends from Net Investment Income	(1.772)	(1.719)	(2.094)	(2.398)	(2.338)
Distributions from Realized Capital Gains	(.021)	(1.279)	(.649)	—	—
Total Distributions	(1.793)	(2.998)	(2.743)	(2.398)	(2.338)
Net Asset Value, End of Period	$74.25	$87.63	$92.73	$87.08	$81.27
Total Return	-13.30%	-2.27%	9.71%	10.19%	-0.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,916	$14,359	$15,482	$13,546	$12,772
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.27%	1.91%	2.27%	2.80%	2.87%
Portfolio Turnover Rate[3]	46%	46%	55%	50%	53%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.238	.229	.280	.322	.315
Net Realized and Unrealized Gain (Loss) on Investments	(1.807)	(.527)	.869	.790	(.341)
Total from Investment Operations	(1.569)	(.298)	1.149	1.112	(.026)
Distributions
Dividends from Net Investment Income	(.238)	(.229)	(.281)	(.322)	(.314)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—
Total Distributions	(.241)	(.402)	(.369)	(.322)	(.314)
Net Asset Value, End of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return[2]	-13.27%	-2.36%	9.80%	10.18%	-0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,779	$18,773	$20,241	$16,776	$12,830
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.88%	2.25%	2.78%	2.87%
Portfolio Turnover Rate[4]	46%	46%	55%	50%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.240	.232	.283	.325	.317
Net Realized and Unrealized Gain (Loss) on Investments	(1.807)	(.527)	.868	.790	(.340)
Total from Investment Operations	(1.567)	(.295)	1.151	1.115	(.023)
Distributions
Dividends from Net Investment Income	(.240)	(.232)	(.283)	(.325)	(.317)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—
Total Distributions	(.243)	(.405)	(.371)	(.325)	(.317)
Net Asset Value, End of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return	-13.25%	-2.34%	9.82%	10.20%	-0.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,706	$3,271	$3,527	$3,158	$2,952
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.26%	1.90%	2.28%	2.81%	2.89%
Portfolio Turnover Rate[3]	46%	46%	55%	50%	53%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
62

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.242	.233	.285	.326	.319
Net Realized and Unrealized Gain (Loss) on Investments	(1.808)	(.527)	.868	.790	(.341)
Total from Investment Operations	(1.566)	(.294)	1.153	1.116	(.022)
Distributions
Dividends from Net Investment Income	(.241)	(.233)	(.285)	(.326)	(.318)
Distributions from Realized Capital Gains	(.003)	(.173)	(.088)	—	—
Total Distributions	(.244)	(.406)	(.373)	(.326)	(.318)
Net Asset Value, End of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return	-13.24%	-2.33%	9.83%	10.21%	-0.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,655	$1,786	$1,777	$1,632	$1,752
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.28%	1.91%	2.29%	2.83%	2.90%
Portfolio Turnover Rate[3]	46%	46%	55%	50%	53%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2022.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
64

Intermediate-Term Bond Index Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,207,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $43,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
65

Intermediate-Term Bond Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,133,990	—	19,133,990
Corporate Bonds	—	12,380,693	—	12,380,693
Sovereign Bonds	—	1,277,773	—	1,277,773
Taxable Municipal Bonds	—	119,685	—	119,685
Temporary Cash Investments	150,197	—	—	150,197
Total	150,197	32,912,141	—	33,062,338
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(71,206)
Total Distributable Earnings (Loss)	71,206
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,720
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(948,742)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(4,536,778)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	762,424	746,582
Long-Term Capital Gains	9,087	558,838
Total	771,511	1,305,420
*	Includes short-term capital gains, if any.
66

Intermediate-Term Bond Index Fund
As of December 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,599,116
Gross Unrealized Appreciation	36,497
Gross Unrealized Depreciation	(4,573,275)
Net Unrealized Appreciation (Depreciation)	(4,536,778)
F.  During the year ended December 31, 2022, the fund purchased $6,484,533,000 of investment securities and sold $6,594,088,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $12,133,094,000 and $11,344,779,000, respectively. Purchases and sales include $2,857,985,000 and $2,114,658,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $121,284,000 and sales were $5,261,524,000, resulting in net realized loss of $259,325,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,148	850	14,241	1,164
Issued in Lieu of Cash Distributions	1,751	165	3,946	327
Redeemed	(35,516)	(3,363)	(77,576)	(6,408)
Net Increase (Decrease)—Investor Shares	(24,617)	(2,348)	(59,389)	(4,917)
ETF Shares
Issued	2,889,625	36,600	6,426,384	71,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,133,966)	(26,500)	(6,698,089)	(74,600)
Net Increase (Decrease)—ETF Shares	755,659	10,100	(271,705)	(3,100)
Admiral Shares
Issued	4,282,252	408,764	4,313,496	353,170
Issued in Lieu of Cash Distributions	313,860	29,712	549,765	45,606
Redeemed	(4,798,243)	(451,039)	(5,218,478)	(428,670)
Net Increase (Decrease)—Admiral Shares	(202,131)	(12,563)	(355,217)	(29,894)
Institutional Shares
Issued	686,547	64,401	930,834	76,452
Issued in Lieu of Cash Distributions	63,341	5,995	107,115	8,886
Redeemed	(814,598)	(76,877)	(1,096,400)	(90,523)
Net Increase (Decrease)—Institutional Shares	(64,710)	(6,481)	(58,451)	(5,185)
Institutional Plus Shares
Issued	525,494	48,335	482,941	39,664
Issued in Lieu of Cash Distributions	17,164	1,629	26,886	2,231
Redeemed	(390,203)	(35,857)	(406,730)	(32,929)
Net Increase (Decrease)—Institutional Plus Shares	152,455	14,107	103,097	8,966
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
67

Long-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Bond Index Fund ETF Shares Net Asset Value	-27.20%	-1.28%	1.55%	$11,660
Long-Term Bond Index Fund ETF Shares Market Price	-26.95	-1.32	1.53	11,641
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-27.09	-1.21	1.57	11,687
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
Long-Term Bond Index Fund Admiral Shares	-27.58%	-1.20%	$9,539
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-27.09	-0.98	9,624
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	-0.19	9,925
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Long-Term Bond Index Fund Institutional Shares	-27.57%	-1.37%	1.51%	$5,809,247
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-27.09	-1.21	1.57	5,843,683
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	5,564,805

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.
68

Long-Term Bond Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Long-Term Bond Index Fund Institutional Plus Shares	-27.56%	-1.36%	1.53%	$116,340,370
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-27.09	-1.21	1.57	116,873,650
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	111,296,100
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Long-Term Bond Index Fund ETF Shares Market Price	-26.95%	-6.41%	16.41%
Long-Term Bond Index Fund ETF Shares Net Asset Value	-27.20	-6.26	16.60
Bloomberg U.S. Long Government/Credit Float Adjusted Index	-27.09	-5.92	16.87
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
69

Long-Term Bond Index Fund
Fund Allocation
As of December 31, 2022
Corporate Bonds	48.4%
Sovereign Bonds	3.2
Taxable Municipal Bonds	3.1
U.S. Government and Agency Obligations	45.3
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
70

Long-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (44.8%)
U.S. Government Securities (44.2%)
	United States Treasury Note/Bond	4.125%	11/15/32	23,863	24,340
	United States Treasury Note/Bond	4.750%	2/15/37	3,000	3,276
	United States Treasury Note/Bond	5.000%	5/15/37	12,445	13,886
	United States Treasury Note/Bond	4.375%	2/15/38	3,253	3,409
	United States Treasury Note/Bond	4.500%	5/15/38	2,280	2,422
	United States Treasury Note/Bond	3.500%	2/15/39	17,623	16,557
	United States Treasury Note/Bond	4.250%	5/15/39	23,305	23,990
	United States Treasury Note/Bond	4.500%	8/15/39	16,000	16,953
	United States Treasury Note/Bond	4.375%	11/15/39	27,356	28,519
	United States Treasury Note/Bond	1.125%	5/15/40	80,675	50,535
	United States Treasury Note/Bond	4.375%	5/15/40	31,160	32,411
	United States Treasury Note/Bond	1.125%	8/15/40	70,150	43,636
	United States Treasury Note/Bond	3.875%	8/15/40	22,565	22,011
	United States Treasury Note/Bond	1.375%	11/15/40	113,515	73,820
	United States Treasury Note/Bond	4.250%	11/15/40	24,090	24,625
	United States Treasury Note/Bond	1.875%	2/15/41	136,513	96,498
	United States Treasury Note/Bond	4.750%	2/15/41	26,480	28,805
	United States Treasury Note/Bond	2.250%	5/15/41	106,910	80,366
	United States Treasury Note/Bond	4.375%	5/15/41	27,045	28,038
	United States Treasury Note/Bond	1.750%	8/15/41	146,982	100,659
	United States Treasury Note/Bond	2.000%	11/15/41	149,775	107,065
	United States Treasury Note/Bond	3.125%	11/15/41	23,137	19,977
	United States Treasury Note/Bond	2.375%	2/15/42	135,766	103,627
	United States Treasury Note/Bond	3.125%	2/15/42	23,657	20,378
	United States Treasury Note/Bond	3.000%	5/15/42	24,135	20,288
	United States Treasury Note/Bond	3.250%	5/15/42	65,533	57,474
	United States Treasury Note/Bond	2.750%	8/15/42	30,053	24,179
	United States Treasury Note/Bond	3.375%	8/15/42	43,358	38,765
	United States Treasury Note/Bond	2.750%	11/15/42	49,668	39,859
	United States Treasury Note/Bond	4.000%	11/15/42	34,309	33,623
	United States Treasury Note/Bond	3.125%	2/15/43	36,760	31,344
	United States Treasury Note/Bond	2.875%	5/15/43	69,470	56,705
	United States Treasury Note/Bond	3.625%	8/15/43	50,930	46,832
	United States Treasury Note/Bond	3.750%	11/15/43	53,910	50,499
	United States Treasury Note/Bond	3.625%	2/15/44	44,504	40,846
	United States Treasury Note/Bond	3.125%	8/15/44	35,608	30,055
	United States Treasury Note/Bond	2.500%	2/15/45	54,111	40,761
	United States Treasury Note/Bond	2.875%	8/15/45	41,907	33,748
	United States Treasury Note/Bond	3.000%	11/15/45	23,665	19,461
	United States Treasury Note/Bond	2.500%	2/15/46	51,790	38,737
	United States Treasury Note/Bond	2.500%	5/15/46	55,881	41,719
	United States Treasury Note/Bond	2.250%	8/15/46	61,633	43,663
	United States Treasury Note/Bond	2.875%	11/15/46	31,084	24,911
	United States Treasury Note/Bond	3.000%	2/15/47	57,604	47,163
	United States Treasury Note/Bond	3.000%	5/15/47	34,587	28,318
	United States Treasury Note/Bond	2.750%	8/15/47	53,151	41,532
	United States Treasury Note/Bond	2.750%	11/15/47	59,831	46,743
	United States Treasury Note/Bond	3.000%	2/15/48	80,060	65,662
	United States Treasury Note/Bond	3.125%	5/15/48	67,176	56,512
	United States Treasury Note/Bond	3.000%	8/15/48	69,223	56,849
	United States Treasury Note/Bond	3.375%	11/15/48	84,701	74,775
	United States Treasury Note/Bond	3.000%	2/15/49	84,881	69,974
	United States Treasury Note/Bond	2.875%	5/15/49	85,385	68,748
	United States Treasury Note/Bond	2.250%	8/15/49	86,510	60,908
	United States Treasury Note/Bond	2.375%	11/15/49	74,021	53,654
	United States Treasury Note/Bond	2.000%	2/15/50	92,244	61,040
[1]	United States Treasury Note/Bond	1.250%	5/15/50	126,110	68,001
	United States Treasury Note/Bond	1.375%	8/15/50	122,559	68,250
	United States Treasury Note/Bond	1.625%	11/15/50	123,479	73,663
	United States Treasury Note/Bond	1.875%	2/15/51	133,519	84,993
	United States Treasury Note/Bond	2.375%	5/15/51	132,667	95,354
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	8/15/51	135,854	89,091
	United States Treasury Note/Bond	1.875%	11/15/51	120,427	76,490
	United States Treasury Note/Bond	2.250%	2/15/52	113,356	79,084
	United States Treasury Note/Bond	2.875%	5/15/52	112,764	90,564
	United States Treasury Note/Bond	3.000%	8/15/52	103,922	86,028
	United States Treasury Note/Bond	4.000%	11/15/52	59,035	59,293
					3,281,961
Agency Bonds and Notes (0.6%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,067
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,087
	Federal Home Loan Banks	5.500%	7/15/36	4,055	4,442
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	19
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,515	3,879
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	770	894
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,493
	Tennessee Valley Authority	5.880%	4/1/36	4,535	4,997
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,099
	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,781
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,238
	Tennessee Valley Authority	5.250%	9/15/39	7,605	7,897
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,593
	Tennessee Valley Authority	4.250%	9/15/52	950	842
	Tennessee Valley Authority	5.375%	4/1/56	950	1,010
	Tennessee Valley Authority	4.625%	9/15/60	400	375
	Tennessee Valley Authority	4.250%	9/15/65	2,500	2,165
					38,878
Total U.S. Government and Agency Obligations (Cost $4,373,490)					3,320,839
Corporate Bonds (47.8%)
Communications (6.1%)
	Activision Blizzard Inc.	4.500%	6/15/47	665	583
	Activision Blizzard Inc.	2.500%	9/15/50	2,980	1,839
	Alphabet Inc.	1.900%	8/15/40	1,460	968
	Alphabet Inc.	2.050%	8/15/50	5,620	3,334
	Alphabet Inc.	2.250%	8/15/60	3,696	2,101
	America Movil SAB de CV	6.375%	3/1/35	1,668	1,779
	America Movil SAB de CV	6.125%	11/15/37	870	910
	America Movil SAB de CV	6.125%	3/30/40	3,567	3,687
	America Movil SAB de CV	4.375%	7/16/42	2,114	1,815
	America Movil SAB de CV	4.375%	4/22/49	2,381	2,034
	AT&T Inc.	2.550%	12/1/33	6,803	5,232
	AT&T Inc.	4.500%	5/15/35	6,282	5,714
	AT&T Inc.	4.900%	8/15/37	2,960	2,726
	AT&T Inc.	4.850%	3/1/39	1,760	1,575
	AT&T Inc.	3.500%	6/1/41	4,560	3,403
	AT&T Inc.	4.300%	12/15/42	1,476	1,216
	AT&T Inc.	4.650%	6/1/44	2,175	1,832
	AT&T Inc.	4.350%	6/15/45	868	701
	AT&T Inc.	4.750%	5/15/46	6,485	5,534
[3]	AT&T Inc.	5.150%	11/15/46	3,572	3,221
	AT&T Inc.	4.500%	3/9/48	4,778	3,889
	AT&T Inc.	4.550%	3/9/49	2,532	2,073
	AT&T Inc.	3.650%	6/1/51	6,470	4,576
	AT&T Inc.	3.500%	9/15/53	14,700	10,001
	AT&T Inc.	3.550%	9/15/55	16,097	10,872
	AT&T Inc.	3.800%	12/1/57	12,470	8,643
	AT&T Inc.	3.650%	9/15/59	11,187	7,573
	AT&T Inc.	3.850%	6/1/60	3,060	2,136
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	756	644
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	655	536
71

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,175	1,457
	Charter Communications Operating LLC	4.400%	4/1/33	1,445	1,238
	Charter Communications Operating LLC	6.384%	10/23/35	4,695	4,585
	Charter Communications Operating LLC	5.375%	4/1/38	1,500	1,260
	Charter Communications Operating LLC	3.500%	6/1/41	1,817	1,195
	Charter Communications Operating LLC	3.500%	3/1/42	3,430	2,216
	Charter Communications Operating LLC	6.484%	10/23/45	5,887	5,335
	Charter Communications Operating LLC	5.375%	5/1/47	3,334	2,627
	Charter Communications Operating LLC	5.750%	4/1/48	4,354	3,581
	Charter Communications Operating LLC	5.125%	7/1/49	3,022	2,306
	Charter Communications Operating LLC	4.800%	3/1/50	6,198	4,535
	Charter Communications Operating LLC	3.700%	4/1/51	3,468	2,111
	Charter Communications Operating LLC	3.900%	6/1/52	4,706	2,968
	Charter Communications Operating LLC	5.250%	4/1/53	2,115	1,652
	Charter Communications Operating LLC	6.834%	10/23/55	568	526
	Charter Communications Operating LLC	3.850%	4/1/61	3,320	1,918
	Charter Communications Operating LLC	4.400%	12/1/61	3,220	2,069
	Charter Communications Operating LLC	3.950%	6/30/62	1,835	1,084
	Charter Communications Operating LLC	5.500%	4/1/63	2,170	1,671
	Comcast Corp.	4.250%	1/15/33	3,459	3,259
	Comcast Corp.	7.050%	3/15/33	979	1,127
	Comcast Corp.	4.200%	8/15/34	1,720	1,589
	Comcast Corp.	5.650%	6/15/35	1,305	1,365
	Comcast Corp.	4.400%	8/15/35	1,650	1,533
	Comcast Corp.	6.500%	11/15/35	697	775
	Comcast Corp.	3.200%	7/15/36	1,496	1,213
	Comcast Corp.	6.450%	3/15/37	1,742	1,913
	Comcast Corp.	3.900%	3/1/38	1,410	1,222
	Comcast Corp.	4.600%	10/15/38	1,927	1,780
	Comcast Corp.	3.250%	11/1/39	4,175	3,259
	Comcast Corp.	3.750%	4/1/40	3,658	3,020
	Comcast Corp.	4.650%	7/15/42	495	447
	Comcast Corp.	4.600%	8/15/45	1,885	1,663
	Comcast Corp.	3.400%	7/15/46	1,819	1,334
	Comcast Corp.	4.000%	8/15/47	1,410	1,132
	Comcast Corp.	3.969%	11/1/47	5,760	4,621
	Comcast Corp.	4.000%	3/1/48	1,134	913
	Comcast Corp.	4.700%	10/15/48	2,925	2,634
	Comcast Corp.	3.999%	11/1/49	5,942	4,733
	Comcast Corp.	3.450%	2/1/50	3,070	2,239
	Comcast Corp.	2.800%	1/15/51	3,885	2,476
	Comcast Corp.	2.887%	11/1/51	7,550	4,886
	Comcast Corp.	2.450%	8/15/52	1,975	1,167
	Comcast Corp.	4.049%	11/1/52	1,905	1,533
	Comcast Corp.	2.937%	11/1/56	10,773	6,757
	Comcast Corp.	4.950%	10/15/58	2,323	2,121
	Comcast Corp.	2.650%	8/15/62	1,084	618
	Comcast Corp.	2.987%	11/1/63	8,412	5,122
	Discovery Communications LLC	5.000%	9/20/37	1,395	1,125
	Discovery Communications LLC	4.875%	4/1/43	1,016	753
	Discovery Communications LLC	5.200%	9/20/47	2,815	2,103
	Discovery Communications LLC	5.300%	5/15/49	2,199	1,667
	Discovery Communications LLC	4.650%	5/15/50	1,803	1,240
	Discovery Communications LLC	4.000%	9/15/55	3,609	2,174
	Electronic Arts Inc.	2.950%	2/15/51	1,010	657
	Fox Corp.	5.476%	1/25/39	2,267	2,061
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fox Corp.	5.576%	1/25/49	3,141	2,816
	Grupo Televisa SAB	6.625%	1/15/40	1,020	1,051
	Grupo Televisa SAB	5.000%	5/13/45	1,555	1,332
	Grupo Televisa SAB	6.125%	1/31/46	1,600	1,595
	Grupo Televisa SAB	5.250%	5/24/49	1,375	1,218
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,601	1,470
	Meta Platforms Inc.	4.450%	8/15/52	3,440	2,734
	Meta Platforms Inc.	4.650%	8/15/62	1,155	927
	NBCUniversal Media LLC	6.400%	4/30/40	100	109
	NBCUniversal Media LLC	4.450%	1/15/43	1,945	1,706
	Orange SA	5.375%	1/13/42	1,480	1,433
	Orange SA	5.500%	2/6/44	1,556	1,533
	Paramount Global	5.500%	5/15/33	645	580
	Paramount Global	6.875%	4/30/36	2,055	1,995
	Paramount Global	5.900%	10/15/40	1,260	1,101
	Paramount Global	4.850%	7/1/42	1,011	749
	Paramount Global	4.375%	3/15/43	3,610	2,494
	Paramount Global	5.250%	4/1/44	779	600
	Paramount Global	4.900%	8/15/44	1,341	978
	Paramount Global	4.600%	1/15/45	1,059	743
	Paramount Global	4.950%	5/19/50	2,377	1,736
	Rogers Communications Inc.	7.500%	8/15/38	780	866
[5]	Rogers Communications Inc.	4.500%	3/15/42	3,000	2,437
	Rogers Communications Inc.	4.500%	3/15/43	1,425	1,135
	Rogers Communications Inc.	5.450%	10/1/43	315	281
	Rogers Communications Inc.	5.000%	3/15/44	874	744
	Rogers Communications Inc.	4.300%	2/15/48	610	460
	Rogers Communications Inc.	4.350%	5/1/49	1,662	1,262
	Rogers Communications Inc.	3.700%	11/15/49	1,275	868
[5]	Rogers Communications Inc.	4.550%	3/15/52	5,220	4,072
	Telefonica Emisiones SA	7.045%	6/20/36	4,065	4,199
	Telefonica Emisiones SA	4.665%	3/6/38	1,966	1,561
	Telefonica Emisiones SA	5.213%	3/8/47	2,262	1,826
	Telefonica Emisiones SA	4.895%	3/6/48	2,696	2,080
	Telefonica Emisiones SA	5.520%	3/1/49	3,625	3,031
	TELUS Corp.	4.600%	11/16/48	930	802
	TELUS Corp.	4.300%	6/15/49	1,546	1,267
	Thomson Reuters Corp.	5.500%	8/15/35	724	687
	Thomson Reuters Corp.	5.850%	4/15/40	1,405	1,361
	Thomson Reuters Corp.	5.650%	11/23/43	600	549
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	2,483	2,771
	Time Warner Cable LLC	6.550%	5/1/37	2,185	2,072
	Time Warner Cable LLC	7.300%	7/1/38	2,968	2,966
	Time Warner Cable LLC	6.750%	6/15/39	2,686	2,559
	Time Warner Cable LLC	5.875%	11/15/40	1,412	1,229
	Time Warner Cable LLC	5.500%	9/1/41	2,942	2,457
	Time Warner Cable LLC	4.500%	9/15/42	2,530	1,860
	T-Mobile USA Inc.	5.200%	1/15/33	150	149
	T-Mobile USA Inc.	4.375%	4/15/40	5,315	4,560
	T-Mobile USA Inc.	3.000%	2/15/41	3,055	2,157
	T-Mobile USA Inc.	4.500%	4/15/50	6,971	5,756
	T-Mobile USA Inc.	3.300%	2/15/51	5,990	3,993
	T-Mobile USA Inc.	3.400%	10/15/52	6,190	4,204
	T-Mobile USA Inc.	3.600%	11/15/60	3,260	2,145
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,554	1,338
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,177	953
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,180	1,884
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	250	176
	Verizon Communications Inc.	4.500%	8/10/33	4,871	4,565
	Verizon Communications Inc.	6.400%	9/15/33	670	716
	Verizon Communications Inc.	4.400%	11/1/34	5,348	4,917
	Verizon Communications Inc.	4.272%	1/15/36	3,854	3,444
	Verizon Communications Inc.	5.250%	3/16/37	4,133	4,077
	Verizon Communications Inc.	4.812%	3/15/39	2,796	2,572
	Verizon Communications Inc.	2.650%	11/20/40	2,845	1,920
	Verizon Communications Inc.	3.400%	3/22/41	8,567	6,451
	Verizon Communications Inc.	2.850%	9/3/41	1,285	889
	Verizon Communications Inc.	4.750%	11/1/41	1,055	962
	Verizon Communications Inc.	4.125%	8/15/46	3,891	3,130
	Verizon Communications Inc.	4.862%	8/21/46	4,527	4,101
	Verizon Communications Inc.	4.522%	9/15/48	3,977	3,402
	Verizon Communications Inc.	2.875%	11/20/50	6,425	4,052
	Verizon Communications Inc.	3.550%	3/22/51	9,380	6,715

72

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.875%	3/1/52	1,445	1,100
	Verizon Communications Inc.	2.987%	10/30/56	8,513	5,224
	Verizon Communications Inc.	3.000%	11/20/60	4,250	2,546
	Verizon Communications Inc.	3.700%	3/22/61	5,745	4,027
	Vodafone Group plc	6.150%	2/27/37	3,328	3,368
	Vodafone Group plc	5.000%	5/30/38	2,452	2,253
	Vodafone Group plc	4.375%	2/19/43	2,566	2,047
	Vodafone Group plc	5.250%	5/30/48	5,059	4,492
	Vodafone Group plc	4.875%	6/19/49	3,381	2,845
	Vodafone Group plc	4.250%	9/17/50	2,375	1,835
	Vodafone Group plc	5.125%	6/19/59	760	650
	Walt Disney Co.	6.550%	3/15/33	1,166	1,288
	Walt Disney Co.	6.200%	12/15/34	2,011	2,192
	Walt Disney Co.	6.400%	12/15/35	2,056	2,249
	Walt Disney Co.	6.150%	3/1/37	533	573
	Walt Disney Co.	6.650%	11/15/37	1,870	2,105
	Walt Disney Co.	4.625%	3/23/40	1,325	1,239
	Walt Disney Co.	3.500%	5/13/40	2,620	2,113
	Walt Disney Co.	6.150%	2/15/41	825	891
	Walt Disney Co.	5.400%	10/1/43	1,072	1,075
	Walt Disney Co.	4.750%	9/15/44	2,104	1,936
	Walt Disney Co.	4.750%	11/15/46	877	803
	Walt Disney Co.	2.750%	9/1/49	4,435	2,939
	Walt Disney Co.	4.700%	3/23/50	3,285	3,032
	Walt Disney Co.	3.600%	1/13/51	5,843	4,481
	Walt Disney Co.	3.800%	5/13/60	2,465	1,894
[5]	Warnermedia Holdings Inc.	5.050%	3/15/42	9,185	7,063
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	10,890	7,996
[5]	Warnermedia Holdings Inc.	5.391%	3/15/62	5,610	4,110
					455,608
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	480	429
	Alibaba Group Holding Ltd.	4.000%	12/6/37	1,195	973
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,595	1,669
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,265	2,507
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	2,314
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,595	1,226
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,205	725
	Amazon.com Inc.	4.800%	12/5/34	2,115	2,116
	Amazon.com Inc.	3.875%	8/22/37	7,516	6,666
	Amazon.com Inc.	2.875%	5/12/41	3,522	2,630
	Amazon.com Inc.	4.950%	12/5/44	2,135	2,109
	Amazon.com Inc.	4.050%	8/22/47	5,515	4,768
	Amazon.com Inc.	2.500%	6/3/50	5,945	3,772
	Amazon.com Inc.	3.100%	5/12/51	6,215	4,454
	Amazon.com Inc.	3.950%	4/13/52	3,619	3,032
	Amazon.com Inc.	4.250%	8/22/57	3,820	3,313
	Amazon.com Inc.	2.700%	6/3/60	3,196	1,945
	Amazon.com Inc.	3.250%	5/12/61	3,130	2,177
	Amazon.com Inc.	4.100%	4/13/62	2,100	1,736
[3]	American University	3.672%	4/1/49	985	762
	Aptiv plc	4.400%	10/1/46	275	208
	Aptiv plc	5.400%	3/15/49	650	559
	Aptiv plc	3.100%	12/1/51	2,105	1,248
	Aptiv plc	4.150%	5/1/52	1,920	1,391
	BorgWarner Inc.	4.375%	3/15/45	1,193	921
[3]	Brown University	2.924%	9/1/50	731	517
	Brunswick Corp.	5.100%	4/1/52	750	542
[3]	California Endowment	2.498%	4/1/51	625	387
	California Institute of Technology	4.321%	8/1/45	760	662
	California Institute of Technology	4.700%	11/1/11	480	398
	California Institute of Technology	3.650%	9/1/19	1,120	716
[3]	Case Western Reserve University	5.405%	6/1/22	625	581
	Claremont Mckenna College	3.775%	1/1/22	650	414
	Cleveland Clinic Foundation	4.858%	1/1/14	790	679
	Darden Restaurants Inc.	4.550%	2/15/48	700	540
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,535	1,000
[3]	Duke University	2.682%	10/1/44	830	601
[3]	Duke University	2.757%	10/1/50	650	434
[3]	Duke University	2.832%	10/1/55	995	670
	eBay Inc.	4.000%	7/15/42	1,480	1,174
	eBay Inc.	3.650%	5/10/51	1,765	1,273
[3]	Emory University	2.969%	9/1/50	860	578
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ford Foundation	2.415%	6/1/50	956	605
[3]	Ford Foundation	2.815%	6/1/70	1,230	728
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,025	771
	General Motors Co.	5.000%	4/1/35	900	775
	General Motors Co.	6.600%	4/1/36	1,786	1,752
	General Motors Co.	5.150%	4/1/38	1,935	1,676
	General Motors Co.	6.250%	10/2/43	3,322	3,078
	General Motors Co.	5.200%	4/1/45	2,978	2,435
	General Motors Co.	6.750%	4/1/46	1,365	1,322
	General Motors Co.	5.400%	4/1/48	1,422	1,170
	General Motors Co.	5.950%	4/1/49	1,450	1,266
[3]	George Washington University	4.300%	9/15/44	660	557
	George Washington University	4.868%	9/15/45	375	344
[3]	George Washington University	4.126%	9/15/48	1,909	1,597
[3]	Georgetown University	4.315%	4/1/49	850	706
[3]	Georgetown University	2.943%	4/1/50	715	459
[3]	Georgetown University	5.215%	10/1/18	380	333
	Harley-Davidson Inc.	4.625%	7/28/45	555	435
	Hasbro Inc.	6.350%	3/15/40	519	506
	Hasbro Inc.	5.100%	5/15/44	527	448
	Home Depot Inc.	5.875%	12/16/36	5,424	5,804
	Home Depot Inc.	3.300%	4/15/40	2,283	1,822
	Home Depot Inc.	5.400%	9/15/40	1,055	1,081
	Home Depot Inc.	5.950%	4/1/41	1,835	1,989
	Home Depot Inc.	4.200%	4/1/43	1,721	1,507
	Home Depot Inc.	4.875%	2/15/44	2,288	2,195
	Home Depot Inc.	4.400%	3/15/45	1,147	1,025
	Home Depot Inc.	4.250%	4/1/46	3,304	2,877
	Home Depot Inc.	3.900%	6/15/47	2,425	2,004
	Home Depot Inc.	4.500%	12/6/48	3,090	2,830
	Home Depot Inc.	3.125%	12/15/49	2,680	1,914
	Home Depot Inc.	3.350%	4/15/50	2,563	1,910
	Home Depot Inc.	2.375%	3/15/51	2,300	1,392
	Home Depot Inc.	2.750%	9/15/51	2,120	1,404
	Home Depot Inc.	3.625%	4/15/52	2,680	2,095
	Home Depot Inc.	4.950%	9/15/52	1,580	1,527
	Home Depot Inc.	3.500%	9/15/56	1,158	867
[3]	Howard University	5.209%	10/1/52	515	406
	JD.com Inc.	4.125%	1/14/50	670	492
[3]	Johns Hopkins University	4.083%	7/1/53	706	591
[3]	Johns Hopkins University	2.813%	1/1/60	810	509
	Lear Corp.	5.250%	5/15/49	735	605
	Lear Corp.	3.550%	1/15/52	675	407
	Leggett & Platt Inc.	3.500%	11/15/51	899	627
	Leland Stanford Junior University	3.647%	5/1/48	2,320	1,927
	Leland Stanford Junior University	2.413%	6/1/50	620	394
	Lowe's Cos. Inc.	5.000%	4/15/33	25	24
	Lowe's Cos. Inc.	5.000%	4/15/40	1,390	1,287
	Lowe's Cos. Inc.	2.800%	9/15/41	790	538
	Lowe's Cos. Inc.	4.250%	9/15/44	448	351
	Lowe's Cos. Inc.	3.700%	4/15/46	2,176	1,617
	Lowe's Cos. Inc.	4.050%	5/3/47	2,445	1,920
	Lowe's Cos. Inc.	4.550%	4/5/49	1,300	1,086
	Lowe's Cos. Inc.	5.125%	4/15/50	1,040	948
	Lowe's Cos. Inc.	3.000%	10/15/50	3,725	2,389
	Lowe's Cos. Inc.	4.250%	4/1/52	3,353	2,685
	Lowe's Cos. Inc.	5.625%	4/15/53	3,650	3,518
	Lowe's Cos. Inc.	4.450%	4/1/62	3,025	2,369
	Lowe's Cos. Inc.	5.800%	9/15/62	1,715	1,654
[3]	Marriott International Inc.	2.750%	10/15/33	100	77
	Masco Corp.	4.500%	5/15/47	754	594
	Masco Corp.	3.125%	2/15/51	445	277
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	1,205	1,089
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	1,809	1,321
	Massachusetts Institute of Technology	3.067%	4/1/52	1,000	739
	Massachusetts Institute of Technology	5.600%	7/1/11	1,365	1,426
	Massachusetts Institute of Technology	4.678%	7/1/14	930	808
	Massachusetts Institute of Technology	3.885%	7/1/16	936	678
[3]	McDonald's Corp.	4.700%	12/9/35	3,045	2,928
[3]	McDonald's Corp.	6.300%	10/15/37	944	1,026
[3]	McDonald's Corp.	6.300%	3/1/38	1,881	2,049
[3]	McDonald's Corp.	5.700%	2/1/39	1,807	1,861
[3]	McDonald's Corp.	4.875%	7/15/40	1,315	1,241

73

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	McDonald's Corp.	3.700%	2/15/42	664	529
[3]	McDonald's Corp.	3.625%	5/1/43	975	762
[3]	McDonald's Corp.	4.600%	5/26/45	944	840
[3]	McDonald's Corp.	4.875%	12/9/45	1,451	1,345
[3]	McDonald's Corp.	4.450%	3/1/47	633	549
[3]	McDonald's Corp.	4.450%	9/1/48	915	802
[3]	McDonald's Corp.	3.625%	9/1/49	4,150	3,159
[3]	McDonald's Corp.	4.200%	4/1/50	2,285	1,911
	McDonald's Corp.	5.150%	9/9/52	285	275
	MDC Holdings Inc.	6.000%	1/15/43	1,513	1,238
	MDC Holdings Inc.	3.966%	8/6/61	25	14
	NIKE Inc.	3.250%	3/27/40	2,245	1,823
	NIKE Inc.	3.625%	5/1/43	1,030	848
	NIKE Inc.	3.875%	11/1/45	1,024	881
	NIKE Inc.	3.375%	11/1/46	785	612
	NIKE Inc.	3.375%	3/27/50	2,078	1,628
[3]	Northwestern University	4.643%	12/1/44	1,660	1,584
[3]	Northwestern University	2.640%	12/1/50	460	302
[3]	Northwestern University	3.662%	12/1/57	437	338
	Owens Corning	7.000%	12/1/36	530	565
	Owens Corning	4.300%	7/15/47	1,170	910
	Owens Corning	4.400%	1/30/48	1,077	839
	President & Fellows of Harvard College	4.875%	10/15/40	535	529
	President & Fellows of Harvard College	3.150%	7/15/46	950	726
	President & Fellows of Harvard College	2.517%	10/15/50	700	456
	President & Fellows of Harvard College	3.745%	11/15/52	1,170	977
	President & Fellows of Harvard College	3.300%	7/15/56	985	734
	PulteGroup Inc.	6.375%	5/15/33	479	478
	PulteGroup Inc.	6.000%	2/15/35	500	478
[3]	Rockefeller Foundation	2.492%	10/1/50	1,245	789
	Snap-on Inc.	4.100%	3/1/48	713	601
	Snap-on Inc.	3.100%	5/1/50	1,000	713
	Stanley Black & Decker Inc.	5.200%	9/1/40	855	806
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,923	1,679
	Starbucks Corp.	4.300%	6/15/45	835	703
	Starbucks Corp.	3.750%	12/1/47	1,373	1,050
	Starbucks Corp.	4.500%	11/15/48	1,030	890
	Starbucks Corp.	4.450%	8/15/49	2,280	1,955
	Starbucks Corp.	3.350%	3/12/50	700	495
	Starbucks Corp.	3.500%	11/15/50	2,345	1,701
	Thomas Jefferson University	3.847%	11/1/57	1,325	963
	TJX Cos. Inc.	4.500%	4/15/50	392	352
[3]	Trustees of Boston College	3.129%	7/1/52	675	474
[3]	Trustees of Boston University	4.061%	10/1/48	555	458
	Trustees of Princeton University	5.700%	3/1/39	900	972
[3]	Trustees of Princeton University	2.516%	7/1/50	1,867	1,262
	Trustees of Princeton University	4.201%	3/1/52	725	666
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	253
	Trustees of the University of Pennsylvania	4.674%	9/1/12	595	503
	Trustees of the University of Pennsylvania	3.610%	2/15/19	520	344
[3]	University of Chicago	2.547%	4/1/50	1,078	722
[3]	University of Chicago	4.003%	10/1/53	1,171	987
[3]	University of Miami	4.063%	4/1/52	1,325	1,088
[3]	University of Notre Dame du Lac	3.438%	2/15/45	859	687
[3]	University of Notre Dame du Lac	3.394%	2/15/48	1,035	796
[3]	University of Southern California	3.028%	10/1/39	1,280	1,002
[3]	University of Southern California	3.841%	10/1/47	375	311
	University of Southern California	2.805%	10/1/50	690	460
[3]	University of Southern California	2.945%	10/1/51	980	662
	University of Southern California	5.250%	10/1/11	595	578
[3]	University of Southern California	3.226%	10/1/20	591	349
[3]	Washington University	3.524%	4/15/54	900	718
	Washington University	4.349%	4/15/22	1,000	787
	Whirlpool Corp.	4.500%	6/1/46	750	587
	Whirlpool Corp.	4.600%	5/15/50	980	790
[3]	William Marsh Rice University	3.574%	5/15/45	729	600
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	William Marsh Rice University	3.774%	5/15/55	825	663
[3]	Yale University	2.402%	4/15/50	565	364
					218,392
Consumer Staples (3.8%)
	Altria Group Inc.	5.800%	2/14/39	1,414	1,297
	Altria Group Inc.	3.400%	2/4/41	2,010	1,334
	Altria Group Inc.	4.250%	8/9/42	2,357	1,746
	Altria Group Inc.	4.500%	5/2/43	3,981	2,996
	Altria Group Inc.	5.375%	1/31/44	2,257	1,997
	Altria Group Inc.	3.875%	9/16/46	1,571	1,049
	Altria Group Inc.	5.950%	2/14/49	4,179	3,724
	Altria Group Inc.	4.450%	5/6/50	2,125	1,505
	Altria Group Inc.	3.700%	2/4/51	2,340	1,478
	Altria Group Inc.	6.200%	2/14/59	230	215
	Altria Group Inc.	4.000%	2/4/61	1,820	1,186
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,371	8,835
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	18,032	16,501
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,537	3,334
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,160	1,937
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,303	2,111
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	760	791
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,604	3,240
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,732	2,153
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,137	4,125
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,862	2,273
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,279	1,130
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,193	2,056
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,112	3,620
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,056	3,472
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	4,983	4,966
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	704	622
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,132	1,887
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,475	3,588
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	627	543
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,690	1,808
	Archer-Daniels-Midland Co.	5.375%	9/15/35	980	1,004
	Archer-Daniels-Midland Co.	4.535%	3/26/42	170	155
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	661
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	447
	Archer-Daniels-Midland Co.	2.700%	9/15/51	695	463
	BAT Capital Corp.	4.390%	8/15/37	5,500	4,277
	BAT Capital Corp.	3.734%	9/25/40	1,230	836
	BAT Capital Corp.	4.540%	8/15/47	3,885	2,761
	BAT Capital Corp.	4.758%	9/6/49	1,912	1,388
	BAT Capital Corp.	5.282%	4/2/50	744	586
	BAT Capital Corp.	3.984%	9/25/50	1,013	666
	BAT Capital Corp.	5.650%	3/16/52	900	746
	Brown-Forman Corp.	4.500%	7/15/45	1,890	1,728
	Campbell Soup Co.	4.800%	3/15/48	987	877
	Campbell Soup Co.	3.125%	4/24/50	1,448	980
	Church & Dwight Co. Inc.	3.950%	8/1/47	490	386
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,025	961
	Coca-Cola Co.	4.125%	3/25/40	100	89
	Coca-Cola Co.	2.500%	6/1/40	500	364
	Coca-Cola Co.	2.875%	5/5/41	1,865	1,430
	Coca-Cola Co.	4.200%	3/25/50	1,510	1,391
	Coca-Cola Co.	2.600%	6/1/50	3,825	2,571
	Coca-Cola Co.	3.000%	3/5/51	1,460	1,068
	Coca-Cola Co.	2.500%	3/15/51	4,340	2,852
	Coca-Cola Co.	2.750%	6/1/60	1,340	902
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,175	1,126
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	985	878
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	1,015	865
	Conagra Brands Inc.	5.300%	11/1/38	1,595	1,509
	Conagra Brands Inc.	5.400%	11/1/48	840	781
	Constellation Brands Inc.	4.500%	5/9/47	1,300	1,095
	Constellation Brands Inc.	4.100%	2/15/48	1,117	894
	Constellation Brands Inc.	5.250%	11/15/48	977	920
	Constellation Brands Inc.	3.750%	5/1/50	1,075	808
	Diageo Capital plc	5.500%	1/24/33	665	695
	Diageo Capital plc	5.875%	9/30/36	1,255	1,324
	Diageo Capital plc	3.875%	4/29/43	1,100	906
	Diageo Investment Corp.	7.450%	4/15/35	895	1,061

74

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Investment Corp.	4.250%	5/11/42	477	419
	Dollar General Corp.	4.125%	4/3/50	1,325	1,062
	Dollar Tree Inc.	3.375%	12/1/51	975	655
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,000	1,070
	Estee Lauder Cos. Inc.	4.375%	6/15/45	715	636
	Estee Lauder Cos. Inc.	4.150%	3/15/47	740	635
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,400	1,011
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,925	1,579
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,230	2,262
	General Mills Inc.	5.400%	6/15/40	136	134
	General Mills Inc.	3.000%	2/1/51	2,449	1,672
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	1,700	1,328
	Hershey Co.	3.125%	11/15/49	425	305
	Hormel Foods Corp.	3.050%	6/3/51	1,370	950
	Ingredion Inc.	3.900%	6/1/50	350	253
	J M Smucker Co.	4.250%	3/15/35	2,122	1,894
	J M Smucker Co.	2.750%	9/15/41	525	349
	J M Smucker Co.	3.550%	3/15/50	590	406
[5]	JBS USA LUX SA	5.750%	4/1/33	2,785	2,661
[5]	JBS USA LUX SA	4.375%	2/2/52	1,784	1,265
[5]	JBS USA LUX SA	6.500%	12/1/52	3,400	3,232
	Kellogg Co.	4.500%	4/1/46	659	564
	Keurig Dr Pepper Inc.	4.500%	11/15/45	770	654
	Keurig Dr Pepper Inc.	4.420%	12/15/46	900	745
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,993	1,498
	Keurig Dr Pepper Inc.	3.350%	3/15/51	750	516
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,565	2,149
	Kimberly-Clark Corp.	6.625%	8/1/37	1,450	1,672
	Kimberly-Clark Corp.	5.300%	3/1/41	849	854
	Kimberly-Clark Corp.	3.200%	7/30/46	763	552
	Kimberly-Clark Corp.	2.875%	2/7/50	935	645
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	820
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,395	1,338
	Kraft Heinz Foods Co.	6.875%	1/26/39	1,525	1,657
	Kraft Heinz Foods Co.	6.500%	2/9/40	1,350	1,430
	Kraft Heinz Foods Co.	5.200%	7/15/45	4,330	3,990
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,310	4,337
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,470	3,028
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,174	1,126
	Kroger Co.	8.000%	9/15/29	775	870
	Kroger Co.	6.900%	4/15/38	1,150	1,259
	Kroger Co.	5.400%	7/15/40	1,049	1,000
	Kroger Co.	5.000%	4/15/42	883	803
	Kroger Co.	5.150%	8/1/43	859	792
	Kroger Co.	3.875%	10/15/46	1,005	772
	Kroger Co.	4.450%	2/1/47	1,945	1,643
	Kroger Co.	4.650%	1/15/48	1,261	1,089
	Kroger Co.	3.950%	1/15/50	442	344
	McCormick & Co. Inc.	4.200%	8/15/47	455	372
	Mead Johnson Nutrition Co.	5.900%	11/1/39	915	951
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,294	1,161
	Molson Coors Beverage Co.	5.000%	5/1/42	2,902	2,571
	Molson Coors Beverage Co.	4.200%	7/15/46	2,376	1,852
	Mondelez International Inc.	2.625%	9/4/50	2,742	1,736
	PepsiCo Inc.	3.500%	3/19/40	540	449
	PepsiCo Inc.	2.625%	10/21/41	1,130	835
	PepsiCo Inc.	4.000%	3/5/42	1,888	1,656
	PepsiCo Inc.	3.600%	8/13/42	1,285	1,072
	PepsiCo Inc.	4.250%	10/22/44	968	862
	PepsiCo Inc.	4.450%	4/14/46	2,383	2,268
	PepsiCo Inc.	3.450%	10/6/46	1,835	1,473
	PepsiCo Inc.	4.000%	5/2/47	1,303	1,138
	PepsiCo Inc.	3.375%	7/29/49	1,215	962
	PepsiCo Inc.	2.875%	10/15/49	2,545	1,832
	PepsiCo Inc.	3.625%	3/19/50	2,605	2,145
	PepsiCo Inc.	2.750%	10/21/51	805	562
	PepsiCo Inc.	3.875%	3/19/60	1,150	994
	Philip Morris International Inc.	6.375%	5/16/38	2,608	2,766
	Philip Morris International Inc.	4.375%	11/15/41	1,765	1,454
	Philip Morris International Inc.	4.500%	3/20/42	2,170	1,829
	Philip Morris International Inc.	3.875%	8/21/42	1,895	1,441
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.125%	3/4/43	2,365	1,870
	Philip Morris International Inc.	4.875%	11/15/43	1,592	1,400
	Philip Morris International Inc.	4.250%	11/10/44	389	313
	Procter & Gamble Co.	5.800%	8/15/34	265	289
	Procter & Gamble Co.	5.550%	3/5/37	1,269	1,374
	Procter & Gamble Co.	3.550%	3/25/40	2,066	1,778
	Procter & Gamble Co.	3.500%	10/25/47	858	699
	Reynolds American Inc.	5.700%	8/15/35	1,831	1,656
	Reynolds American Inc.	7.250%	6/15/37	867	888
	Reynolds American Inc.	6.150%	9/15/43	1,405	1,253
	Reynolds American Inc.	5.850%	8/15/45	3,427	2,926
	Sysco Corp.	6.600%	4/1/40	1,807	1,926
	Sysco Corp.	4.850%	10/1/45	1,440	1,258
	Sysco Corp.	4.500%	4/1/46	710	594
	Sysco Corp.	4.450%	3/15/48	1,900	1,562
	Sysco Corp.	3.300%	2/15/50	650	447
	Sysco Corp.	6.600%	4/1/50	1,874	2,041
	Sysco Corp.	3.150%	12/14/51	447	297
	Target Corp.	6.500%	10/15/37	675	749
	Target Corp.	7.000%	1/15/38	1,760	2,056
	Target Corp.	4.000%	7/1/42	425	372
	Target Corp.	3.625%	4/15/46	1,420	1,127
	Target Corp.	3.900%	11/15/47	780	642
	Target Corp.	2.950%	1/15/52	1,260	872
	Tyson Foods Inc.	4.875%	8/15/34	2,070	1,981
	Tyson Foods Inc.	5.150%	8/15/44	153	142
	Tyson Foods Inc.	4.550%	6/2/47	798	683
	Tyson Foods Inc.	5.100%	9/28/48	2,485	2,305
[3]	Unilever Capital Corp.	2.625%	8/12/51	500	325
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,866	2,395
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,410	1,038
	Walmart Inc.	5.250%	9/1/35	2,755	2,898
	Walmart Inc.	6.200%	4/15/38	2,888	3,270
	Walmart Inc.	3.950%	6/28/38	2,591	2,378
	Walmart Inc.	5.625%	4/1/40	382	409
	Walmart Inc.	5.000%	10/25/40	1,764	1,774
	Walmart Inc.	5.625%	4/15/41	1,190	1,292
	Walmart Inc.	2.500%	9/22/41	921	673
	Walmart Inc.	4.000%	4/11/43	966	858
	Walmart Inc.	3.625%	12/15/47	827	680
	Walmart Inc.	4.050%	6/29/48	2,583	2,309
	Walmart Inc.	2.950%	9/24/49	975	711
	Walmart Inc.	2.650%	9/22/51	2,930	2,007
	Walmart Inc.	4.500%	9/9/52	1,030	983
					279,776
Energy (4.4%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,452	2,278
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,681	1,319
	BP Capital Markets America Inc.	3.060%	6/17/41	2,405	1,794
	BP Capital Markets America Inc.	3.000%	2/24/50	4,175	2,832
	BP Capital Markets America Inc.	2.772%	11/10/50	2,174	1,389
	BP Capital Markets America Inc.	2.939%	6/4/51	4,270	2,819
	BP Capital Markets America Inc.	3.001%	3/17/52	2,800	1,865
	BP Capital Markets America Inc.	3.379%	2/8/61	4,045	2,797
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,429	1,457
	Canadian Natural Resources Ltd.	5.850%	2/1/35	859	828
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,325	1,320
	Canadian Natural Resources Ltd.	6.250%	3/15/38	560	557
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	621
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,900	1,663
	Cenovus Energy Inc.	5.250%	6/15/37	1,355	1,241
	Cenovus Energy Inc.	6.800%	9/15/37	1,000	1,027
	Cenovus Energy Inc.	6.750%	11/15/39	1,223	1,267
	Cenovus Energy Inc.	5.400%	6/15/47	2,175	1,965
	Cenovus Energy Inc.	3.750%	2/15/52	755	532
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,140	1,661
	Chevron Corp.	3.078%	5/11/50	1,620	1,178
	Chevron USA Inc.	5.250%	11/15/43	1,414	1,417
	Chevron USA Inc.	2.343%	8/12/50	1,402	878
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,300	1,847
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	723
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,535

75

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,850	2,926
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	459
	ConocoPhillips	5.900%	5/15/38	2,622	2,768
	ConocoPhillips	6.500%	2/1/39	1,355	1,523
	ConocoPhillips	4.875%	10/1/47	845	781
	ConocoPhillips Co.	4.300%	11/15/44	2,502	2,167
	ConocoPhillips Co.	3.800%	3/15/52	2,325	1,845
	ConocoPhillips Co.	4.025%	3/15/62	3,822	3,051
	Continental Resources Inc.	4.900%	6/1/44	812	599
	DCP Midstream Operating LP	5.600%	4/1/44	810	753
	Devon Energy Corp.	5.600%	7/15/41	1,431	1,337
	Devon Energy Corp.	4.750%	5/15/42	1,502	1,275
	Devon Energy Corp.	5.000%	6/15/45	1,965	1,691
	Diamondback Energy Inc.	6.250%	3/15/33	1,700	1,727
	Diamondback Energy Inc.	4.400%	3/24/51	745	570
	Diamondback Energy Inc.	4.250%	3/15/52	1,920	1,425
	Diamondback Energy Inc.	6.250%	3/15/53	950	923
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	950	820
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	850	698
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	1,166	1,281
	Enbridge Energy Partners LP	5.500%	9/15/40	425	398
	Enbridge Energy Partners LP	7.375%	10/15/45	2,025	2,265
	Enbridge Inc.	2.500%	8/1/33	1,188	915
	Enbridge Inc.	4.500%	6/10/44	570	473
	Enbridge Inc.	5.500%	12/1/46	594	559
	Enbridge Inc.	4.000%	11/15/49	1,100	838
	Enbridge Inc.	3.400%	8/1/51	1,535	1,049
	Energy Transfer LP	5.750%	2/15/33	550	540
	Energy Transfer LP	4.900%	3/15/35	1,187	1,057
	Energy Transfer LP	6.625%	10/15/36	926	930
[3]	Energy Transfer LP	5.800%	6/15/38	730	671
	Energy Transfer LP	7.500%	7/1/38	1,285	1,368
	Energy Transfer LP	6.050%	6/1/41	1,150	1,089
	Energy Transfer LP	6.500%	2/1/42	1,805	1,783
	Energy Transfer LP	6.100%	2/15/42	337	310
	Energy Transfer LP	5.150%	2/1/43	989	824
	Energy Transfer LP	5.950%	10/1/43	600	555
	Energy Transfer LP	5.300%	4/1/44	1,308	1,107
	Energy Transfer LP	5.000%	5/15/44	955	781
	Energy Transfer LP	5.150%	3/15/45	1,475	1,225
	Energy Transfer LP	5.350%	5/15/45	2,091	1,782
	Energy Transfer LP	6.125%	12/15/45	1,680	1,558
	Energy Transfer LP	5.300%	4/15/47	1,865	1,560
	Energy Transfer LP	5.400%	10/1/47	2,435	2,073
	Energy Transfer LP	6.000%	6/15/48	1,952	1,761
	Energy Transfer LP	6.250%	4/15/49	3,406	3,181
	Energy Transfer LP	5.000%	5/15/50	3,493	2,820
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,093
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,314
	Enterprise Products Operating LLC	7.550%	4/15/38	595	665
	Enterprise Products Operating LLC	6.125%	10/15/39	680	699
	Enterprise Products Operating LLC	5.700%	2/15/42	2,275	2,202
	Enterprise Products Operating LLC	4.850%	8/15/42	2,635	2,335
	Enterprise Products Operating LLC	4.450%	2/15/43	1,258	1,057
	Enterprise Products Operating LLC	4.850%	3/15/44	1,603	1,408
	Enterprise Products Operating LLC	5.100%	2/15/45	2,515	2,272
	Enterprise Products Operating LLC	4.900%	5/15/46	1,420	1,244
	Enterprise Products Operating LLC	4.250%	2/15/48	1,590	1,282
	Enterprise Products Operating LLC	4.800%	2/1/49	3,176	2,744
	Enterprise Products Operating LLC	4.200%	1/31/50	3,215	2,534
	Enterprise Products Operating LLC	3.700%	1/31/51	2,010	1,462
	Enterprise Products Operating LLC	3.200%	2/15/52	2,260	1,491
	Enterprise Products Operating LLC	3.300%	2/15/53	915	611
	Enterprise Products Operating LLC	4.950%	10/15/54	1,092	928
	Enterprise Products Operating LLC	3.950%	1/31/60	2,605	1,894
	EOG Resources Inc.	3.900%	4/1/35	983	875
	EOG Resources Inc.	4.950%	4/15/50	985	942
	Exxon Mobil Corp.	2.995%	8/16/39	987	759
	Exxon Mobil Corp.	4.227%	3/19/40	5,102	4,592
	Exxon Mobil Corp.	3.567%	3/6/45	2,800	2,205
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.114%	3/1/46	3,332	2,850
	Exxon Mobil Corp.	3.095%	8/16/49	2,605	1,872
	Exxon Mobil Corp.	4.327%	3/19/50	4,975	4,400
	Exxon Mobil Corp.	3.452%	4/15/51	5,230	3,964
	Halliburton Co.	4.850%	11/15/35	3,106	2,876
	Halliburton Co.	6.700%	9/15/38	1,791	1,901
	Halliburton Co.	4.500%	11/15/41	2,090	1,744
	Halliburton Co.	4.750%	8/1/43	2,965	2,535
	Halliburton Co.	5.000%	11/15/45	2,283	2,024
	Hess Corp.	7.125%	3/15/33	950	1,024
	Hess Corp.	6.000%	1/15/40	526	519
	Hess Corp.	5.600%	2/15/41	2,557	2,421
	Hess Corp.	5.800%	4/1/47	875	838
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	835	903
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,592	1,559
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	925	936
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,515	1,608
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	719
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,241	1,247
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,796	1,784
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	930	847
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,037	890
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	885	733
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,565	1,340
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,701	1,544
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	950	854
	Kinder Morgan Inc.	5.550%	6/1/45	4,582	4,198
	Kinder Morgan Inc.	5.050%	2/15/46	1,408	1,200
	Kinder Morgan Inc.	5.200%	3/1/48	1,635	1,428
	Kinder Morgan Inc.	3.250%	8/1/50	1,079	700
	Magellan Midstream Partners LP	5.150%	10/15/43	1,365	1,188
	Magellan Midstream Partners LP	4.250%	9/15/46	1,150	867
	Magellan Midstream Partners LP	4.200%	10/3/47	1,760	1,327
	Magellan Midstream Partners LP	3.950%	3/1/50	1,333	982
	Marathon Oil Corp.	6.600%	10/1/37	1,545	1,540
	Marathon Oil Corp.	5.200%	6/1/45	975	834
	Marathon Petroleum Corp.	6.500%	3/1/41	2,356	2,431
	Marathon Petroleum Corp.	4.750%	9/15/44	1,337	1,119
	Marathon Petroleum Corp.	4.500%	4/1/48	715	568
	Marathon Petroleum Corp.	5.000%	9/15/54	855	719
	MPLX LP	4.500%	4/15/38	3,197	2,687
	MPLX LP	5.200%	3/1/47	1,694	1,440
[5]	MPLX LP	5.200%	12/1/47	600	511
	MPLX LP	5.200%	12/1/47	742	632
	MPLX LP	4.700%	4/15/48	3,240	2,585
	MPLX LP	5.500%	2/15/49	3,019	2,671
	MPLX LP	4.900%	4/15/58	1,225	962
	NOV Inc.	3.950%	12/1/42	1,583	1,103
	ONEOK Inc.	6.000%	6/15/35	660	639
	ONEOK Inc.	4.950%	7/13/47	1,925	1,562
	ONEOK Inc.	5.200%	7/15/48	505	423
	ONEOK Inc.	4.450%	9/1/49	1,255	940
	ONEOK Inc.	4.500%	3/15/50	1,200	900
	ONEOK Inc.	7.150%	1/15/51	884	901
	ONEOK Partners LP	6.650%	10/1/36	980	984
	ONEOK Partners LP	6.850%	10/15/37	1,290	1,307
	ONEOK Partners LP	6.125%	2/1/41	970	921
	ONEOK Partners LP	6.200%	9/15/43	876	833
	Ovintiv Inc.	6.500%	8/15/34	1,175	1,188
	Ovintiv Inc.	6.625%	8/15/37	1,528	1,539
	Ovintiv Inc.	6.500%	2/1/38	700	694
	Phillips 66	4.650%	11/15/34	1,878	1,753
	Phillips 66	5.875%	5/1/42	3,825	3,922
	Phillips 66	4.875%	11/15/44	590	542
	Phillips 66	3.300%	3/15/52	2,205	1,530
[5]	Phillips 66 Co.	4.680%	2/15/45	840	730
[5]	Phillips 66 Co.	4.900%	10/1/46	1,910	1,697
	Plains All American Pipeline LP	6.650%	1/15/37	1,068	1,053
	Plains All American Pipeline LP	5.150%	6/1/42	1,075	873
	Plains All American Pipeline LP	4.300%	1/31/43	775	558
	Plains All American Pipeline LP	4.700%	6/15/44	1,275	965
	Plains All American Pipeline LP	4.900%	2/15/45	1,120	874
[5]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	840	838

76

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	4.125%	5/11/35	1,600	1,482
	Shell International Finance BV	6.375%	12/15/38	3,349	3,696
	Shell International Finance BV	5.500%	3/25/40	2,890	2,953
	Shell International Finance BV	2.875%	11/26/41	1,080	786
	Shell International Finance BV	3.625%	8/21/42	1,222	985
	Shell International Finance BV	4.550%	8/12/43	2,339	2,114
	Shell International Finance BV	4.375%	5/11/45	5,690	4,984
	Shell International Finance BV	4.000%	5/10/46	3,027	2,493
	Shell International Finance BV	3.750%	9/12/46	2,874	2,277
	Shell International Finance BV	3.125%	11/7/49	2,256	1,594
	Shell International Finance BV	3.250%	4/6/50	3,876	2,813
	Shell International Finance BV	3.000%	11/26/51	2,381	1,621
	Spectra Energy Partners LP	5.950%	9/25/43	807	781
	Spectra Energy Partners LP	4.500%	3/15/45	1,334	1,097
	Suncor Energy Inc.	5.950%	12/1/34	1,588	1,580
	Suncor Energy Inc.	6.800%	5/15/38	1,150	1,207
	Suncor Energy Inc.	6.500%	6/15/38	1,994	2,050
	Suncor Energy Inc.	6.850%	6/1/39	1,464	1,540
	Suncor Energy Inc.	4.000%	11/15/47	1,470	1,117
	Suncor Energy Inc.	3.750%	3/4/51	1,265	916
	Targa Resources Corp.	4.200%	2/1/33	1,600	1,378
	Targa Resources Corp.	4.950%	4/15/52	2,000	1,590
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	755	819
	TotalEnergies Capital International SA	3.461%	7/12/49	1,240	932
	TotalEnergies Capital International SA	3.127%	5/29/50	3,960	2,816
	TotalEnergies Capital International SA	3.386%	6/29/60	1,305	917
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,152	1,965
	TransCanada PipeLines Ltd.	5.600%	3/31/34	570	562
	TransCanada PipeLines Ltd.	5.850%	3/15/36	925	913
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,158	2,203
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,097	978
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,493
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,440	1,648
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,385	1,393
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,519	1,347
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,900	1,663
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,255	2,057
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	975	925
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	620	524
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	535	410
	Valero Energy Corp.	6.625%	6/15/37	2,925	3,127
	Valero Energy Corp.	4.900%	3/15/45	1,415	1,261
	Valero Energy Corp.	3.650%	12/1/51	1,145	811
	Valero Energy Corp.	4.000%	6/1/52	1,050	792
	Williams Cos. Inc.	6.300%	4/15/40	3,210	3,288
	Williams Cos. Inc.	5.800%	11/15/43	1,100	1,048
	Williams Cos. Inc.	5.400%	3/4/44	1,430	1,305
	Williams Cos. Inc.	5.750%	6/24/44	1,495	1,425
	Williams Cos. Inc.	5.100%	9/15/45	2,555	2,235
	Williams Cos. Inc.	4.850%	3/1/48	1,635	1,393
	Williams Cos. Inc.	3.500%	10/15/51	1,345	921
					323,524
Financials (6.7%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	3,404	2,589
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,917	2,060
	Aflac Inc.	4.000%	10/15/46	789	604
	Aflac Inc.	4.750%	1/15/49	822	734
	Alleghany Corp.	4.900%	9/15/44	975	898
	Alleghany Corp.	3.250%	8/15/51	1,000	709
	Allstate Corp.	5.550%	5/9/35	655	668
	Allstate Corp.	5.950%	4/1/36	625	656
	Allstate Corp.	4.200%	12/15/46	1,014	839
	Allstate Corp.	3.850%	8/10/49	1,505	1,172
[3]	Allstate Corp.	6.500%	5/15/57	1,160	1,125
	American Express Co.	4.050%	12/3/42	2,105	1,809
	American Financial Group Inc.	4.500%	6/15/47	1,170	931
	American International Group Inc.	3.875%	1/15/35	1,216	1,057
	American International Group Inc.	6.250%	5/1/36	1,230	1,298
	American International Group Inc.	4.500%	7/16/44	2,155	1,863
	American International Group Inc.	4.750%	4/1/48	1,898	1,696
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.375%	6/30/50	1,335	1,137
	Aon Corp.	6.250%	9/30/40	670	686
	Aon Corp.	2.900%	8/23/51	1,150	730
	Aon Corp.	3.900%	2/28/52	1,080	836
	Aon Global Ltd.	4.600%	6/14/44	457	390
	Aon Global Ltd.	4.750%	5/15/45	1,929	1,662
	Arch Capital Finance LLC	5.031%	12/15/46	1,300	1,119
	Arch Capital Group Ltd.	7.350%	5/1/34	575	637
	Arch Capital Group Ltd.	3.635%	6/30/50	1,825	1,278
	Arch Capital Group US Inc.	5.144%	11/1/43	765	683
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,025	1,418
	Arthur J Gallagher & Co.	3.050%	3/9/52	400	254
	Athene Holding Ltd.	3.950%	5/25/51	1,460	995
	Athene Holding Ltd.	3.450%	5/15/52	895	553
	Bank of America Corp.	6.110%	1/29/37	4,881	4,969
[3]	Bank of America Corp.	4.244%	4/24/38	5,640	4,824
	Bank of America Corp.	7.750%	5/14/38	2,288	2,669
[3]	Bank of America Corp.	4.078%	4/23/40	3,475	2,889
[3]	Bank of America Corp.	2.676%	6/19/41	8,793	5,941
[3]	Bank of America Corp.	5.875%	2/7/42	2,655	2,686
	Bank of America Corp.	3.311%	4/22/42	8,034	5,908
[3]	Bank of America Corp.	5.000%	1/21/44	1,986	1,824
[3]	Bank of America Corp.	4.875%	4/1/44	1,968	1,775
[3]	Bank of America Corp.	4.750%	4/21/45	930	796
[3]	Bank of America Corp.	3.946%	1/23/49	3,607	2,786
[3]	Bank of America Corp.	4.330%	3/15/50	5,670	4,664
[3]	Bank of America Corp.	4.083%	3/20/51	9,685	7,649
[3]	Bank of America Corp.	2.831%	10/24/51	2,406	1,489
[3]	Bank of America Corp.	3.483%	3/13/52	100	71
	Bank of America Corp.	2.972%	7/21/52	4,240	2,675
[3]	Bank of America NA	6.000%	10/15/36	1,521	1,559
	Barclays plc	3.811%	3/10/42	1,875	1,268
	Barclays plc	3.330%	11/24/42	2,170	1,492
	Barclays plc	5.250%	8/17/45	2,441	2,197
	Barclays plc	4.950%	1/10/47	2,620	2,264
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	353	385
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,790	1,641
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,278	1,152
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,359	4,733
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,445	3,088
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,570	2,401
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,885	4,750
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,603	1,504
	Brighthouse Financial Inc.	4.700%	6/22/47	1,348	993
	Brighthouse Financial Inc.	3.850%	12/22/51	750	476
	Brookfield Finance Inc.	4.700%	9/20/47	500	400
	Brookfield Finance Inc.	3.500%	3/30/51	2,275	1,452
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	702
	Brookfield Finance LLC	3.450%	4/15/50	1,225	777
	Brown & Brown Inc.	4.950%	3/17/52	1,005	821
	Chubb Corp.	6.000%	5/11/37	1,098	1,165
[3]	Chubb Corp.	6.500%	5/15/38	2,070	2,304
	Chubb INA Holdings Inc.	6.700%	5/15/36	830	918
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,552	1,306
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,735	1,506
	Chubb INA Holdings Inc.	2.850%	12/15/51	587	394
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,620	1,055
	CI Financial Corp.	4.100%	6/15/51	1,520	902
	Cincinnati Financial Corp.	6.125%	11/1/34	700	721
	Citigroup Inc.	5.875%	2/22/33	75	74
	Citigroup Inc.	6.000%	10/31/33	1,337	1,344
	Citigroup Inc.	6.125%	8/25/36	1,168	1,170
[3]	Citigroup Inc.	3.878%	1/24/39	2,055	1,701
	Citigroup Inc.	8.125%	7/15/39	2,459	3,023
[3]	Citigroup Inc.	5.316%	3/26/41	3,394	3,270
	Citigroup Inc.	5.875%	1/30/42	1,755	1,770
	Citigroup Inc.	2.904%	11/3/42	2,055	1,430
	Citigroup Inc.	6.675%	9/13/43	1,054	1,140
	Citigroup Inc.	5.300%	5/6/44	1,920	1,730
	Citigroup Inc.	4.650%	7/30/45	2,607	2,244
	Citigroup Inc.	4.750%	5/18/46	4,648	3,845
[3]	Citigroup Inc.	4.281%	4/24/48	1,565	1,282
	Citigroup Inc.	4.650%	7/23/48	3,725	3,239

77

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	5.300%	9/15/43	1,165	1,200
	CME Group Inc.	4.150%	6/15/48	420	375
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,859	2,893
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,634	1,564
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,809	2,533
[5]	Corebridge Financial Inc.	4.400%	4/5/52	2,535	2,021
	Credit Suisse Group AG	4.875%	5/15/45	3,449	2,372
	Equitable Holdings Inc.	5.000%	4/20/48	3,305	2,902
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,040	885
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,480	994
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	2,055	1,277
	Fidelity National Financial Inc.	3.200%	9/17/51	875	511
	Fifth Third Bancorp	8.250%	3/1/38	1,479	1,826
[3]	First Republic Bank	4.375%	8/1/46	1,305	991
	Franklin Resources Inc.	2.950%	8/12/51	830	516
	GATX Corp.	5.200%	3/15/44	340	294
	GATX Corp.	3.100%	6/1/51	1,069	642
	Goldman Sachs Capital I	6.345%	2/15/34	1,774	1,836
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,848	2,959
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,662	1,734
	Goldman Sachs Group Inc.	6.750%	10/1/37	10,724	11,422
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	4,195	3,441
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,654	5,737
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,655	2,767
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,390	3,160
	Goldman Sachs Group Inc.	3.436%	2/24/43	4,530	3,338
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	4,087	3,611
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,585	2,338
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,094	960
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,106	1,097
	Hartford Financial Services Group Inc.	6.100%	10/1/41	567	571
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	673
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,275	923
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	756
[3]	HSBC Bank USA NA	5.875%	11/1/34	1,533	1,450
[3]	HSBC Bank USA NA	7.000%	1/15/39	640	691
[3]	HSBC Holdings plc	6.500%	5/2/36	3,274	3,169
	HSBC Holdings plc	6.500%	9/15/37	100	102
[3]	HSBC Holdings plc	6.500%	9/15/37	4,390	4,227
[3]	HSBC Holdings plc	6.800%	6/1/38	930	923
	HSBC Holdings plc	6.100%	1/14/42	2,415	2,522
	HSBC Holdings plc	5.250%	3/14/44	4,165	3,527
	Intercontinental Exchange Inc.	4.600%	3/15/33	3,370	3,232
	Intercontinental Exchange Inc.	4.250%	9/21/48	485	406
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,300	2,208
	Intercontinental Exchange Inc.	4.950%	6/15/52	3,255	3,020
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,050	2,526
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,240	2,126
	Invesco Finance plc	5.375%	11/30/43	650	604
	Jackson Financial Inc.	4.000%	11/23/51	775	494
	Jefferies Financial Group Inc.	6.250%	1/15/36	345	348
	Jefferies Financial Group Inc.	6.500%	1/20/43	976	953
	JPMorgan Chase & Co.	6.400%	5/15/38	2,925	3,169
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	5,132	4,262
	JPMorgan Chase & Co.	5.500%	10/15/40	2,284	2,273
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	2,452	1,780
	JPMorgan Chase & Co.	5.600%	7/15/41	3,162	3,169
	JPMorgan Chase & Co.	2.525%	11/19/41	1,115	732
	JPMorgan Chase & Co.	5.400%	1/6/42	2,343	2,303
	JPMorgan Chase & Co.	3.157%	4/22/42	1,195	869
	JPMorgan Chase & Co.	5.625%	8/16/43	2,773	2,710
	JPMorgan Chase & Co.	4.850%	2/1/44	2,001	1,838
	JPMorgan Chase & Co.	4.950%	6/1/45	3,134	2,808
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	4,530	3,721
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,450	3,532
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	3,919	3,068
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	4,010	3,090
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	5,642	3,749
	JPMorgan Chase & Co.	3.328%	4/22/52	8,330	5,738
	Legg Mason Inc.	5.625%	1/15/44	1,055	1,032
	Lincoln National Corp.	6.300%	10/9/37	680	667
	Lincoln National Corp.	7.000%	6/15/40	490	507
	Lincoln National Corp.	4.350%	3/1/48	955	717
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	4.375%	6/15/50	1,055	797
	Lloyds Banking Group plc	5.300%	12/1/45	1,233	1,054
	Lloyds Banking Group plc	4.344%	1/9/48	3,735	2,736
	Loews Corp.	6.000%	2/1/35	575	589
	Loews Corp.	4.125%	5/15/43	1,120	910
	Manulife Financial Corp.	5.375%	3/4/46	1,331	1,284
	Markel Corp.	5.000%	4/5/46	1,115	969
	Markel Corp.	4.300%	11/1/47	622	487
	Markel Corp.	5.000%	5/20/49	951	833
	Markel Corp.	4.150%	9/17/50	750	573
	Markel Corp.	3.450%	5/7/52	1,130	760
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,270	1,337
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	920	847
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	779	655
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	860	711
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,379	2,213
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	285	183
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	900	1,005
	Mastercard Inc.	3.800%	11/21/46	1,355	1,137
	Mastercard Inc.	3.950%	2/26/48	25	21
	Mastercard Inc.	3.650%	6/1/49	1,762	1,436
	Mastercard Inc.	3.850%	3/26/50	2,905	2,436
	Mastercard Inc.	2.950%	3/15/51	1,700	1,209
	MetLife Inc.	6.500%	12/15/32	2,160	2,385
	MetLife Inc.	6.375%	6/15/34	988	1,098
	MetLife Inc.	5.700%	6/15/35	1,619	1,695
[3]	MetLife Inc.	6.400%	12/15/36	1,295	1,259
[3]	MetLife Inc.	10.750%	8/1/39	825	1,102
	MetLife Inc.	5.875%	2/6/41	1,803	1,856
	MetLife Inc.	4.125%	8/13/42	1,724	1,462
	MetLife Inc.	4.875%	11/13/43	2,346	2,180
	MetLife Inc.	4.721%	12/15/44	1,350	1,223
	MetLife Inc.	4.050%	3/1/45	1,643	1,371
	MetLife Inc.	5.000%	7/15/52	2,180	2,092
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	309	268
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	415	353
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,839	2,299
[3]	Morgan Stanley	3.971%	7/22/38	3,502	2,941
[3]	Morgan Stanley	4.457%	4/22/39	2,356	2,069
	Morgan Stanley	3.217%	4/22/42	4,225	3,121
	Morgan Stanley	6.375%	7/24/42	3,796	4,136
	Morgan Stanley	4.300%	1/27/45	5,004	4,254
	Morgan Stanley	4.375%	1/22/47	806	687
[3]	Morgan Stanley	5.597%	3/24/51	4,428	4,423
[3]	Morgan Stanley	2.802%	1/25/52	5,629	3,496
	Nasdaq Inc.	2.500%	12/21/40	600	389
	Nasdaq Inc.	3.250%	4/28/50	1,377	929
	Nasdaq Inc.	3.950%	3/7/52	1,210	926
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	555	531
	Old Republic International Corp.	3.850%	6/11/51	670	461
	Principal Financial Group Inc.	4.625%	9/15/42	875	732
	Principal Financial Group Inc.	4.350%	5/15/43	1,207	970
	Principal Financial Group Inc.	4.300%	11/15/46	391	316
	Progressive Corp.	4.350%	4/25/44	1,130	968
	Progressive Corp.	4.125%	4/15/47	2,573	2,166
	Progressive Corp.	4.200%	3/15/48	1,485	1,248
	Progressive Corp.	3.950%	3/26/50	895	720
[3]	Prudential Financial Inc.	5.750%	7/15/33	550	567
[3]	Prudential Financial Inc.	5.700%	12/14/36	1,765	1,821
[3]	Prudential Financial Inc.	6.625%	12/1/37	718	774
[3]	Prudential Financial Inc.	3.000%	3/10/40	1,066	795
[3]	Prudential Financial Inc.	6.625%	6/21/40	749	811
[3]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,062
[3]	Prudential Financial Inc.	4.600%	5/15/44	788	704
	Prudential Financial Inc.	3.905%	12/7/47	3,215	2,567
[3]	Prudential Financial Inc.	4.418%	3/27/48	220	189
	Prudential Financial Inc.	3.935%	12/7/49	893	701
[3]	Prudential Financial Inc.	4.350%	2/25/50	1,197	1,016
[3]	Prudential Financial Inc.	3.700%	3/13/51	1,089	828
	Raymond James Financial Inc.	4.950%	7/15/46	1,600	1,433
	Raymond James Financial Inc.	3.750%	4/1/51	710	516
[3]	Regions Bank	6.450%	6/26/37	1,000	1,037
	Regions Financial Corp.	7.375%	12/10/37	510	573

78

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Selective Insurance Group Inc.	5.375%	3/1/49	525	448
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	763
	Transatlantic Holdings Inc.	8.000%	11/30/39	270	333
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,180
[3]	Travelers Cos. Inc.	6.250%	6/15/37	1,840	1,997
	Travelers Cos. Inc.	5.350%	11/1/40	565	561
	Travelers Cos. Inc.	4.600%	8/1/43	938	829
	Travelers Cos. Inc.	4.300%	8/25/45	1,040	882
	Travelers Cos. Inc.	3.750%	5/15/46	910	704
	Travelers Cos. Inc.	4.000%	5/30/47	600	486
	Travelers Cos. Inc.	4.050%	3/7/48	1,010	822
	Travelers Cos. Inc.	4.100%	3/4/49	1,070	873
	Travelers Cos. Inc.	2.550%	4/27/50	1,170	731
	Travelers Cos. Inc.	3.050%	6/8/51	735	509
	Travelers Property Casualty Corp.	6.375%	3/15/33	983	1,080
	Unum Group	5.750%	8/15/42	450	404
	Unum Group	4.500%	12/15/49	1,125	801
	Unum Group	4.125%	6/15/51	1,200	822
	Visa Inc.	4.150%	12/14/35	2,967	2,797
	Visa Inc.	2.700%	4/15/40	1,039	787
	Visa Inc.	4.300%	12/14/45	6,511	5,952
	Visa Inc.	3.650%	9/15/47	1,605	1,325
	Visa Inc.	2.000%	8/15/50	3,348	1,982
	Voya Financial Inc.	5.700%	7/15/43	625	580
	Voya Financial Inc.	4.800%	6/15/46	700	571
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,312
	W R Berkley Corp.	3.550%	3/30/52	400	276
	W R Berkley Corp.	3.150%	9/30/61	470	278
	Wachovia Corp.	5.500%	8/1/35	1,448	1,408
[3]	Wells Fargo & Co.	5.950%	12/15/36	1,161	1,104
[3]	Wells Fargo & Co.	3.068%	4/30/41	7,780	5,562
	Wells Fargo & Co.	5.375%	11/2/43	1,481	1,378
	Wells Fargo & Co.	5.606%	1/15/44	5,172	5,014
[3]	Wells Fargo & Co.	4.650%	11/4/44	3,848	3,248
	Wells Fargo & Co.	3.900%	5/1/45	5,351	4,126
[3]	Wells Fargo & Co.	4.900%	11/17/45	4,692	4,057
[3]	Wells Fargo & Co.	4.400%	6/14/46	4,109	3,283
[3]	Wells Fargo & Co.	4.750%	12/7/46	3,926	3,289
[3]	Wells Fargo & Co.	5.013%	4/4/51	11,027	9,809
[3]	Wells Fargo & Co.	4.611%	4/25/53	2,430	2,066
[3]	Wells Fargo Bank NA	5.850%	2/1/37	1,996	2,008
[3]	Wells Fargo Bank NA	6.600%	1/15/38	2,144	2,326
	Western Union Co.	6.200%	11/17/36	925	917
	Westpac Banking Corp.	4.421%	7/24/39	2,824	2,337
	Westpac Banking Corp.	2.963%	11/16/40	1,940	1,279
	Willis North America Inc.	5.050%	9/15/48	1,095	920
	Willis North America Inc.	3.875%	9/15/49	875	622
	XLIT Ltd.	5.250%	12/15/43	1,025	999
	XLIT Ltd.	5.500%	3/31/45	600	570
					495,779
Health Care (7.1%)
	Abbott Laboratories	4.750%	11/30/36	2,035	2,015
	Abbott Laboratories	6.150%	11/30/37	613	684
	Abbott Laboratories	6.000%	4/1/39	1,661	1,822
	Abbott Laboratories	5.300%	5/27/40	868	888
	Abbott Laboratories	4.750%	4/15/43	1,190	1,139
	Abbott Laboratories	4.900%	11/30/46	6,270	6,135
	AbbVie Inc.	4.550%	3/15/35	2,308	2,158
	AbbVie Inc.	4.500%	5/14/35	4,142	3,856
	AbbVie Inc.	4.300%	5/14/36	3,272	2,958
	AbbVie Inc.	4.050%	11/21/39	6,335	5,425
	AbbVie Inc.	4.625%	10/1/42	1,240	1,109
	AbbVie Inc.	4.400%	11/6/42	4,613	4,006
	AbbVie Inc.	4.850%	6/15/44	1,615	1,479
	AbbVie Inc.	4.750%	3/15/45	1,572	1,412
	AbbVie Inc.	4.700%	5/14/45	5,531	4,941
	AbbVie Inc.	4.450%	5/14/46	2,632	2,284
	AbbVie Inc.	4.875%	11/14/48	2,047	1,885
	AbbVie Inc.	4.250%	11/21/49	11,988	10,077
	Adventist Health System	3.630%	3/1/49	850	602
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	795	663
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	970	695
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	373	248
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aetna Inc.	6.625%	6/15/36	1,929	2,054
	Aetna Inc.	6.750%	12/15/37	1,463	1,563
	Aetna Inc.	4.500%	5/15/42	753	652
	Aetna Inc.	4.125%	11/15/42	1,095	899
	Aetna Inc.	4.750%	3/15/44	1,123	993
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,076
[3]	AHS Hospital Corp.	2.780%	7/1/51	1,050	648
[3]	Allina Health System	3.887%	4/15/49	1,235	976
	AmerisourceBergen Corp.	4.250%	3/1/45	850	696
	AmerisourceBergen Corp.	4.300%	12/15/47	1,128	937
	Amgen Inc.	4.200%	3/1/33	1,630	1,513
	Amgen Inc.	3.150%	2/21/40	3,049	2,252
	Amgen Inc.	2.800%	8/15/41	1,510	1,048
	Amgen Inc.	4.950%	10/1/41	1,060	972
	Amgen Inc.	5.150%	11/15/41	1,116	1,039
	Amgen Inc.	4.400%	5/1/45	4,211	3,518
	Amgen Inc.	4.563%	6/15/48	2,552	2,196
	Amgen Inc.	3.375%	2/21/50	5,725	4,004
	Amgen Inc.	4.663%	6/15/51	8,698	7,527
	Amgen Inc.	3.000%	1/15/52	2,585	1,662
	Amgen Inc.	4.200%	2/22/52	2,353	1,889
	Amgen Inc.	4.875%	3/1/53	1,990	1,772
	Amgen Inc.	2.770%	9/1/53	902	545
	Amgen Inc.	4.400%	2/22/62	2,780	2,230
[3]	Ascension Health	3.106%	11/15/39	1,255	959
	Ascension Health	3.945%	11/15/46	2,172	1,807
[3]	Ascension Health	4.847%	11/15/53	922	874
	AstraZeneca plc	6.450%	9/15/37	5,281	5,960
	AstraZeneca plc	4.000%	9/18/42	1,300	1,124
	AstraZeneca plc	4.375%	11/16/45	2,108	1,900
	AstraZeneca plc	4.375%	8/17/48	1,245	1,117
	AstraZeneca plc	2.125%	8/6/50	1,259	741
	AstraZeneca plc	3.000%	5/28/51	1,715	1,211
	Banner Health	2.907%	1/1/42	825	603
	Banner Health	2.913%	1/1/51	525	342
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	292
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	828
	Baxalta Inc.	5.250%	6/23/45	2,110	1,997
	Baxter International Inc.	3.500%	8/15/46	845	604
	Baxter International Inc.	3.132%	12/1/51	1,787	1,167
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	919
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	928
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	920	607
	Becton Dickinson & Co.	4.685%	12/15/44	1,715	1,526
	Becton Dickinson & Co.	4.669%	6/6/47	2,526	2,228
	Becton Dickinson & Co.	3.794%	5/20/50	1,234	949
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	523
[3]	BHSH System Obligated Group	3.487%	7/15/49	575	416
	Biogen Inc.	3.150%	5/1/50	4,240	2,801
	Biogen Inc.	3.250%	2/15/51	1,241	832
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	533
	Boston Scientific Corp.	6.750%	11/15/35	460	502
	Boston Scientific Corp.	4.550%	3/1/39	977	877
	Boston Scientific Corp.	7.375%	1/15/40	439	509
	Boston Scientific Corp.	4.700%	3/1/49	1,055	953
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,190	2,844
	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,638	2,145
	Bristol-Myers Squibb Co.	3.250%	8/1/42	414	316
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,021	1,857
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,526	2,232
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,866	2,604
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,376	6,379
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,345	2,113
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,802	2,969
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,180	1,702
	Cardinal Health Inc.	4.600%	3/15/43	940	777
	Cardinal Health Inc.	4.500%	11/15/44	630	504
	Cardinal Health Inc.	4.900%	9/15/45	922	785
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	673
	Children's Health System of Texas	2.511%	8/15/50	1,175	705
[3]	Children's Hospital	2.928%	7/15/50	750	465

79

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Children's Hospital Corp.	4.115%	1/1/47	580	489
[3]	Children's Hospital Corp.	2.585%	2/1/50	525	319
	Children's Hospital Medical Center	4.268%	5/15/44	650	572
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	674
	Cigna Corp.	4.800%	8/15/38	3,702	3,450
	Cigna Corp.	3.200%	3/15/40	1,663	1,258
[3]	Cigna Corp.	6.125%	11/15/41	710	737
[3]	Cigna Corp.	4.800%	7/15/46	3,210	2,886
[3]	Cigna Corp.	3.875%	10/15/47	1,715	1,324
	Cigna Corp.	4.900%	12/15/48	3,652	3,315
	Cigna Corp.	3.400%	3/15/50	2,995	2,125
	Cigna Corp.	3.400%	3/15/51	3,095	2,211
[3]	City of Hope	5.623%	11/15/43	925	912
[3]	City of Hope	4.378%	8/15/48	505	418
[3]	CommonSpirit Health	4.350%	11/1/42	1,815	1,526
	CommonSpirit Health	3.817%	10/1/49	815	610
	CommonSpirit Health	4.187%	10/1/49	1,567	1,217
	CommonSpirit Health	3.910%	10/1/50	900	666
[3]	Community Health Network Inc.	3.099%	5/1/50	900	567
[3]	Cottage Health Obligated Group	3.304%	11/1/49	1,150	819
	CVS Health Corp.	4.875%	7/20/35	1,268	1,203
	CVS Health Corp.	4.780%	3/25/38	9,423	8,634
	CVS Health Corp.	6.125%	9/15/39	375	386
	CVS Health Corp.	4.125%	4/1/40	2,279	1,897
	CVS Health Corp.	2.700%	8/21/40	580	397
	CVS Health Corp.	5.300%	12/5/43	1,530	1,433
	CVS Health Corp.	5.125%	7/20/45	6,631	6,042
	CVS Health Corp.	5.050%	3/25/48	13,450	12,141
	CVS Health Corp.	4.250%	4/1/50	1,692	1,359
	Danaher Corp.	4.375%	9/15/45	1,882	1,674
	Danaher Corp.	2.600%	10/1/50	1,255	803
	Danaher Corp.	2.800%	12/10/51	1,180	785
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	575	446
	DH Europe Finance II Sarl	3.250%	11/15/39	975	782
	DH Europe Finance II Sarl	3.400%	11/15/49	2,005	1,514
	Dignity Health	4.500%	11/1/42	1,250	1,043
	Dignity Health	5.267%	11/1/64	900	774
[3]	Duke University Health System Inc.	3.920%	6/1/47	1,305	1,053
	Elevance Health Inc.	5.950%	12/15/34	600	626
	Elevance Health Inc.	5.850%	1/15/36	560	573
	Elevance Health Inc.	6.375%	6/15/37	826	887
	Elevance Health Inc.	4.625%	5/15/42	999	909
	Elevance Health Inc.	4.650%	1/15/43	1,929	1,747
	Elevance Health Inc.	5.100%	1/15/44	1,110	1,057
	Elevance Health Inc.	4.650%	8/15/44	2,037	1,817
	Elevance Health Inc.	4.375%	12/1/47	3,151	2,714
	Elevance Health Inc.	4.550%	3/1/48	2,663	2,347
	Elevance Health Inc.	3.700%	9/15/49	420	321
	Elevance Health Inc.	3.125%	5/15/50	1,390	964
	Elevance Health Inc.	3.600%	3/15/51	1,285	967
	Elevance Health Inc.	4.550%	5/15/52	1,325	1,160
	Elevance Health Inc.	6.100%	10/15/52	1,020	1,099
	Elevance Health Inc.	4.850%	8/15/54	500	423
	Eli Lilly & Co.	3.950%	3/15/49	1,075	957
	Eli Lilly & Co.	2.250%	5/15/50	3,360	2,117
	Eli Lilly & Co.	4.150%	3/15/59	1,000	869
	Eli Lilly & Co.	2.500%	9/15/60	2,165	1,328
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	545
[5]	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,642	1,761
	Gilead Sciences Inc.	4.600%	9/1/35	2,134	2,023
	Gilead Sciences Inc.	4.000%	9/1/36	1,718	1,514
	Gilead Sciences Inc.	2.600%	10/1/40	2,950	2,067
	Gilead Sciences Inc.	5.650%	12/1/41	1,706	1,745
	Gilead Sciences Inc.	4.800%	4/1/44	3,490	3,219
	Gilead Sciences Inc.	4.500%	2/1/45	2,985	2,618
	Gilead Sciences Inc.	4.750%	3/1/46	2,732	2,470
	Gilead Sciences Inc.	4.150%	3/1/47	1,380	1,143
	Gilead Sciences Inc.	2.800%	10/1/50	4,517	2,923
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,320	1,363
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,215	5,865
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,067	925
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	925	638
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hackensack Meridian Health Inc.	4.211%	7/1/48	710	592
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	850	542
	Hackensack Meridian Health Inc.	4.500%	7/1/57	570	488
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	900	634
	HCA Inc.	5.125%	6/15/39	2,208	1,968
[5]	HCA Inc.	4.375%	3/15/42	1,145	915
	HCA Inc.	5.500%	6/15/47	2,520	2,242
	HCA Inc.	5.250%	6/15/49	3,476	2,976
	HCA Inc.	3.500%	7/15/51	1,962	1,266
[5]	HCA Inc.	4.625%	3/15/52	3,920	3,070
	Humana Inc.	5.875%	3/1/33	930	964
	Humana Inc.	4.625%	12/1/42	754	659
	Humana Inc.	4.950%	10/1/44	1,125	1,017
	Humana Inc.	4.800%	3/15/47	865	764
	Humana Inc.	3.950%	8/15/49	950	750
	IHC Health Services Inc.	4.131%	5/15/48	1,075	884
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	840	693
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	470
	Inova Health System Foundation	4.068%	5/15/52	595	492
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,180	851
[3]	Iowa Health System	3.665%	2/15/50	900	651
	Johns Hopkins Health System Corp.	3.837%	5/15/46	485	386
	Johnson & Johnson	4.950%	5/15/33	645	670
	Johnson & Johnson	4.375%	12/5/33	2,844	2,804
	Johnson & Johnson	3.550%	3/1/36	1,894	1,677
	Johnson & Johnson	3.625%	3/3/37	3,377	3,005
	Johnson & Johnson	5.950%	8/15/37	790	879
	Johnson & Johnson	3.400%	1/15/38	860	734
	Johnson & Johnson	2.100%	9/1/40	2,355	1,617
	Johnson & Johnson	4.500%	9/1/40	1,328	1,267
	Johnson & Johnson	4.850%	5/15/41	1,305	1,287
	Johnson & Johnson	4.500%	12/5/43	964	921
	Johnson & Johnson	3.700%	3/1/46	3,565	3,004
	Johnson & Johnson	3.750%	3/3/47	1,095	926
	Johnson & Johnson	3.500%	1/15/48	1,357	1,110
	Johnson & Johnson	2.250%	9/1/50	3,260	2,045
	Johnson & Johnson	2.450%	9/1/60	1,290	792
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	995	721
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,016	1,936
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,098	2,630
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,025	1,458
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,805	1,227
	Koninklijke Philips NV	6.875%	3/11/38	1,140	1,207
	Koninklijke Philips NV	5.000%	3/15/42	1,205	1,056
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,274	1,098
[3]	Mass General Brigham Inc.	3.765%	7/1/48	451	352
[3]	Mass General Brigham Inc.	3.192%	7/1/49	1,725	1,200
[3]	Mass General Brigham Inc.	4.117%	7/1/55	125	99
[3]	Mass General Brigham Inc.	3.342%	7/1/60	1,200	808
[3]	Mayo Clinic	3.774%	11/15/43	740	603
[3]	Mayo Clinic	4.128%	11/15/52	500	420
[3]	Mayo Clinic	3.196%	11/15/61	1,025	677
[3]	McLaren Health Care Corp.	4.386%	5/15/48	950	794
[3]	MedStar Health Inc.	3.626%	8/15/49	822	595
	Medtronic Inc.	4.375%	3/15/35	4,014	3,807
	Medtronic Inc.	4.625%	3/15/45	3,217	2,991
	Memorial Health Services	3.447%	11/1/49	1,000	716
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,150	1,124
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	420	279
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,070	885
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	648	535
	Merck & Co. Inc.	6.500%	12/1/33	1,590	1,797
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,034
	Merck & Co. Inc.	2.350%	6/24/40	1,225	855
	Merck & Co. Inc.	3.600%	9/15/42	3,572	2,937
	Merck & Co. Inc.	4.150%	5/18/43	1,599	1,421
	Merck & Co. Inc.	3.700%	2/10/45	3,120	2,567
	Merck & Co. Inc.	4.000%	3/7/49	3,005	2,575

80

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.450%	6/24/50	2,724	1,742
	Merck & Co. Inc.	2.750%	12/10/51	3,190	2,147
	Merck & Co. Inc.	2.900%	12/10/61	2,680	1,727
[3]	Methodist Hospital	2.705%	12/1/50	1,375	858
[3]	Montefiore Obligated Group	5.246%	11/1/48	1,075	802
	Montefiore Obligated Group	4.287%	9/1/50	500	299
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	898	724
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,170	870
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	337
	MultiCare Health System	2.803%	8/15/50	775	458
	Mylan Inc.	5.400%	11/29/43	1,710	1,355
	Mylan Inc.	5.200%	4/15/48	1,390	1,041
[3]	MyMichigan Health	3.409%	6/1/50	756	513
	New York & Presbyterian Hospital	2.256%	8/1/40	925	610
	New York & Presbyterian Hospital	4.024%	8/1/45	980	816
	New York & Presbyterian Hospital	4.063%	8/1/56	761	611
	New York & Presbyterian Hospital	2.606%	8/1/60	525	296
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	955	668
	Northwell Healthcare Inc.	3.979%	11/1/46	1,090	832
	Northwell Healthcare Inc.	4.260%	11/1/47	1,059	848
	Northwell Healthcare Inc.	3.809%	11/1/49	1,100	786
	Novant Health Inc.	2.637%	11/1/36	600	443
	Novant Health Inc.	3.168%	11/1/51	800	552
	Novant Health Inc.	3.318%	11/1/61	825	552
	Novartis Capital Corp.	3.700%	9/21/42	840	707
	Novartis Capital Corp.	4.400%	5/6/44	3,638	3,378
	Novartis Capital Corp.	4.000%	11/20/45	2,201	1,943
	Novartis Capital Corp.	2.750%	8/14/50	2,310	1,607
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,060	652
[3]	NYU Langone Hospitals	5.750%	7/1/43	645	652
	NYU Langone Hospitals	4.784%	7/1/44	888	792
[3]	NYU Langone Hospitals	4.368%	7/1/47	480	398
[3]	NYU Langone Hospitals	3.380%	7/1/55	1,125	750
	OhioHealth Corp.	2.834%	11/15/41	675	479
[3]	OhioHealth Corp.	3.042%	11/15/50	1,140	796
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	829
	Orlando Health Obligated Group	3.327%	10/1/50	500	345
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	1,100	908
	PerkinElmer Inc.	3.625%	3/15/51	605	420
	Pfizer Inc.	4.000%	12/15/36	2,998	2,738
	Pfizer Inc.	4.100%	9/15/38	2,085	1,891
	Pfizer Inc.	3.900%	3/15/39	2,610	2,303
	Pfizer Inc.	7.200%	3/15/39	3,558	4,316
	Pfizer Inc.	2.550%	5/28/40	1,895	1,377
	Pfizer Inc.	4.300%	6/15/43	1,257	1,156
	Pfizer Inc.	4.400%	5/15/44	1,705	1,584
	Pfizer Inc.	4.125%	12/15/46	2,762	2,443
	Pfizer Inc.	4.200%	9/15/48	1,476	1,321
	Pfizer Inc.	4.000%	3/15/49	1,545	1,340
	Pfizer Inc.	2.700%	5/28/50	3,945	2,686
	Piedmont Healthcare Inc.	2.864%	1/1/52	865	534
	Presbyterian Healthcare Services	4.875%	8/1/52	700	652
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,125
	Quest Diagnostics Inc.	4.700%	3/30/45	704	592
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	272
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,251	780
	Royalty Pharma plc	3.300%	9/2/40	1,825	1,277
	Royalty Pharma plc	3.550%	9/2/50	3,331	2,148
	RWJ Barnabas Health Inc.	3.949%	7/1/46	610	495
	RWJ Barnabas Health Inc.	3.477%	7/1/49	702	512
[3]	Sharp HealthCare	2.680%	8/1/50	875	539
[3]	Stanford Health Care	3.795%	11/15/48	869	691
	Stanford Health Care	3.027%	8/15/51	735	492
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,235	882
	Stryker Corp.	4.100%	4/1/43	720	589
	Stryker Corp.	4.375%	5/15/44	815	692
	Stryker Corp.	4.625%	3/15/46	1,375	1,220
	Stryker Corp.	2.900%	6/15/50	599	404
	Summa Health	3.511%	11/15/51	350	231
[3]	Sutter Health	3.161%	8/15/40	500	374
[3]	Sutter Health	4.091%	8/15/48	985	796
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sutter Health	3.361%	8/15/50	925	644
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,119	1,555
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,725	1,180
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,151	1,447
	Texas Health Resources	2.328%	11/15/50	825	469
[3]	Texas Health Resources	4.330%	11/15/55	775	658
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,081	1,534
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	963	969
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,292	1,127
	Toledo Hospital	5.750%	11/15/38	950	892
[3]	Trinity Health Corp.	2.632%	12/1/40	500	343
	Trinity Health Corp.	4.125%	12/1/45	825	691
[3]	Trinity Health Corp.	3.434%	12/1/48	1,155	879
	UnitedHealth Group Inc.	5.350%	2/15/33	3,500	3,625
	UnitedHealth Group Inc.	4.625%	7/15/35	2,881	2,792
	UnitedHealth Group Inc.	5.800%	3/15/36	1,240	1,311
	UnitedHealth Group Inc.	6.500%	6/15/37	2,140	2,392
	UnitedHealth Group Inc.	6.625%	11/15/37	1,500	1,700
	UnitedHealth Group Inc.	6.875%	2/15/38	1,608	1,886
	UnitedHealth Group Inc.	3.500%	8/15/39	1,076	882
	UnitedHealth Group Inc.	2.750%	5/15/40	653	476
	UnitedHealth Group Inc.	5.700%	10/15/40	481	499
	UnitedHealth Group Inc.	5.950%	2/15/41	430	456
	UnitedHealth Group Inc.	3.050%	5/15/41	2,725	2,053
	UnitedHealth Group Inc.	4.375%	3/15/42	445	400
	UnitedHealth Group Inc.	3.950%	10/15/42	1,172	992
	UnitedHealth Group Inc.	4.250%	3/15/43	2,555	2,264
	UnitedHealth Group Inc.	4.750%	7/15/45	1,827	1,727
	UnitedHealth Group Inc.	4.200%	1/15/47	1,758	1,509
	UnitedHealth Group Inc.	4.250%	4/15/47	1,494	1,288
	UnitedHealth Group Inc.	3.750%	10/15/47	1,820	1,454
	UnitedHealth Group Inc.	4.250%	6/15/48	2,959	2,580
	UnitedHealth Group Inc.	4.450%	12/15/48	514	458
	UnitedHealth Group Inc.	3.700%	8/15/49	2,085	1,649
	UnitedHealth Group Inc.	2.900%	5/15/50	2,195	1,496
	UnitedHealth Group Inc.	3.250%	5/15/51	4,205	3,031
	UnitedHealth Group Inc.	4.750%	5/15/52	3,870	3,586
	UnitedHealth Group Inc.	5.875%	2/15/53	3,525	3,827
	UnitedHealth Group Inc.	3.875%	8/15/59	4,060	3,191
	UnitedHealth Group Inc.	3.125%	5/15/60	1,835	1,244
	UnitedHealth Group Inc.	4.950%	5/15/62	1,890	1,779
	UnitedHealth Group Inc.	6.050%	2/15/63	2,380	2,621
	Utah Acquisition Sub Inc.	5.250%	6/15/46	1,540	1,167
	Viatris Inc.	3.850%	6/22/40	2,440	1,635
	Viatris Inc.	4.000%	6/22/50	2,101	1,301
[3]	WakeMed	3.286%	10/1/52	500	332
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	319
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	1,455	919
	Wyeth LLC	6.500%	2/1/34	1,741	1,973
	Wyeth LLC	6.000%	2/15/36	1,385	1,481
	Wyeth LLC	5.950%	4/1/37	2,065	2,232
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	590
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	373	310
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	560	539
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	670	531
	Zoetis Inc.	4.700%	2/1/43	2,016	1,824
	Zoetis Inc.	3.950%	9/12/47	956	772
	Zoetis Inc.	4.450%	8/20/48	794	691
	Zoetis Inc.	3.000%	5/15/50	840	569
					529,155
Industrials (4.1%)
[3]	3M Co.	5.700%	3/15/37	610	627
[3]	3M Co.	3.875%	6/15/44	540	430
[3]	3M Co.	3.125%	9/19/46	1,480	1,017
[3]	3M Co.	3.625%	10/15/47	1,655	1,237
[3]	3M Co.	4.000%	9/14/48	1,425	1,126
	3M Co.	3.250%	8/26/49	1,718	1,200
	3M Co.	3.700%	4/15/50	1,213	932
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,250	999
	Boeing Co.	6.125%	2/15/33	1,142	1,160
	Boeing Co.	3.600%	5/1/34	1,047	836

81

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.250%	2/1/35	1,065	809
Boeing Co.	6.625%	2/15/38	655	677
Boeing Co.	3.550%	3/1/38	759	559
Boeing Co.	3.500%	3/1/39	729	527
Boeing Co.	6.875%	3/15/39	873	921
Boeing Co.	5.875%	2/15/40	828	796
Boeing Co.	5.705%	5/1/40	5,645	5,374
Boeing Co.	3.375%	6/15/46	1,095	711
Boeing Co.	3.650%	3/1/47	780	520
Boeing Co.	3.625%	3/1/48	1,000	665
Boeing Co.	3.850%	11/1/48	950	657
Boeing Co.	3.900%	5/1/49	1,730	1,219
Boeing Co.	3.750%	2/1/50	675	465
Boeing Co.	5.805%	5/1/50	9,958	9,265
Boeing Co.	3.825%	3/1/59	534	344
Boeing Co.	3.950%	8/1/59	1,191	799
Boeing Co.	5.930%	5/1/60	6,292	5,778
Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	781
Burlington Northern Santa Fe LLC	6.150%	5/1/37	795	866
Burlington Northern Santa Fe LLC	5.750%	5/1/40	980	1,026
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,344	1,312
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,386	1,397
Burlington Northern Santa Fe LLC	4.950%	9/15/41	541	519
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,705	1,536
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,080	958
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,031	1,817
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,466	1,436
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,776	1,681
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,505	1,366
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,065	1,765
Burlington Northern Santa Fe LLC	4.700%	9/1/45	767	705
Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,461	1,192
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,380	2,024
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,145	958
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,090	839
Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,678	1,861
Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,458	1,068
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,475	989
Canadian National Railway Co.	6.200%	6/1/36	1,007	1,091
Canadian National Railway Co.	6.375%	11/15/37	1,159	1,269
Canadian National Railway Co.	3.200%	8/2/46	730	537
Canadian National Railway Co.	3.650%	2/3/48	975	780
Canadian National Railway Co.	4.450%	1/20/49	1,005	905
Canadian National Railway Co.	2.450%	5/1/50	1,000	628
Canadian National Railway Co.	4.400%	8/5/52	1,500	1,341
Canadian Pacific Railway Co.	4.800%	9/15/35	1,495	1,398
Canadian Pacific Railway Co.	5.950%	5/15/37	250	259
Canadian Pacific Railway Co.	3.000%	12/2/41	1,625	1,221
Canadian Pacific Railway Co.	4.800%	8/1/45	1,216	1,106
Canadian Pacific Railway Co.	3.100%	12/2/51	4,590	3,128
Canadian Pacific Railway Co.	6.125%	9/15/15	1,215	1,222
Carrier Global Corp.	3.377%	4/5/40	3,130	2,371
Carrier Global Corp.	3.577%	4/5/50	3,191	2,286
Caterpillar Inc.	5.300%	9/15/35	975	995
Caterpillar Inc.	6.050%	8/15/36	635	690
Caterpillar Inc.	5.200%	5/27/41	1,557	1,584
Caterpillar Inc.	3.803%	8/15/42	1,019	867
Caterpillar Inc.	3.250%	9/19/49	2,206	1,674
Caterpillar Inc.	3.250%	4/9/50	2,700	2,064
Caterpillar Inc.	4.750%	5/15/64	1,446	1,379
Crane Holdings Co.	4.200%	3/15/48	950	674
CSX Corp.	6.000%	10/1/36	665	696
CSX Corp.	6.150%	5/1/37	1,255	1,339
CSX Corp.	6.220%	4/30/40	1,336	1,446
CSX Corp.	5.500%	4/15/41	2,220	2,230
CSX Corp.	4.750%	5/30/42	1,347	1,231
CSX Corp.	4.100%	3/15/44	1,430	1,197
CSX Corp.	3.800%	11/1/46	1,098	865
CSX Corp.	4.300%	3/1/48	1,531	1,306
CSX Corp.	4.750%	11/15/48	1,208	1,097
CSX Corp.	4.500%	3/15/49	1,966	1,719
CSX Corp.	3.350%	9/15/49	540	389
CSX Corp.	3.800%	4/15/50	629	488
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.950%	5/1/50	1,325	1,063
	CSX Corp.	2.500%	5/15/51	750	455
	CSX Corp.	4.500%	11/15/52	1,619	1,414
	CSX Corp.	4.500%	8/1/54	1,075	914
	CSX Corp.	4.250%	11/1/66	325	256
	CSX Corp.	4.650%	3/1/68	443	376
	Cummins Inc.	4.875%	10/1/43	1,128	1,064
	Cummins Inc.	2.600%	9/1/50	1,025	640
	Deere & Co.	3.900%	6/9/42	2,458	2,178
	Deere & Co.	2.875%	9/7/49	929	666
	Deere & Co.	3.750%	4/15/50	1,611	1,366
	Dover Corp.	5.375%	10/15/35	565	550
	Dover Corp.	5.375%	3/1/41	663	637
	Eaton Corp.	4.150%	3/15/33	2,314	2,156
	Eaton Corp.	4.150%	11/2/42	1,508	1,286
	Eaton Corp.	3.915%	9/15/47	633	513
	Eaton Corp.	4.700%	8/23/52	1,335	1,217
	Emerson Electric Co.	2.800%	12/21/51	3,870	2,504
	FedEx Corp.	4.900%	1/15/34	1,815	1,724
	FedEx Corp.	3.900%	2/1/35	870	740
	FedEx Corp.	3.250%	5/15/41	865	621
	FedEx Corp.	3.875%	8/1/42	1,150	877
	FedEx Corp.	4.100%	4/15/43	1,145	893
	FedEx Corp.	5.100%	1/15/44	2,648	2,358
	FedEx Corp.	4.100%	2/1/45	1,141	883
	FedEx Corp.	4.750%	11/15/45	833	706
	FedEx Corp.	4.550%	4/1/46	1,622	1,320
	FedEx Corp.	4.400%	1/15/47	879	699
	FedEx Corp.	4.050%	2/15/48	1,427	1,084
	FedEx Corp.	4.950%	10/17/48	2,515	2,199
	FedEx Corp.	5.250%	5/15/50	1,735	1,594
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,520	1,236
	Fortive Corp.	4.300%	6/15/46	1,231	957
	General Dynamics Corp.	4.250%	4/1/40	1,551	1,416
	General Dynamics Corp.	2.850%	6/1/41	190	142
	General Dynamics Corp.	3.600%	11/15/42	1,080	884
[3]	General Electric Co.	5.875%	1/14/38	1,775	1,808
	Honeywell International Inc.	5.000%	2/15/33	1,965	2,003
	Honeywell International Inc.	5.700%	3/15/36	985	1,044
	Honeywell International Inc.	5.700%	3/15/37	1,025	1,082
	Honeywell International Inc.	5.375%	3/1/41	945	974
	Honeywell International Inc.	3.812%	11/21/47	1,280	1,066
	Illinois Tool Works Inc.	4.875%	9/15/41	1,078	1,046
	Illinois Tool Works Inc.	3.900%	9/1/42	2,003	1,707
[3]	Johnson Controls International plc	6.000%	1/15/36	964	1,000
[3]	Johnson Controls International plc	4.625%	7/2/44	1,116	964
[3]	Johnson Controls International plc	5.125%	9/14/45	403	368
	Johnson Controls International plc	4.500%	2/15/47	1,045	866
[3]	Johnson Controls International plc	4.950%	7/2/64	775	648
[3]	Kansas City Southern	4.300%	5/15/43	1,065	885
[3]	Kansas City Southern	4.950%	8/15/45	1,201	1,085
	Kansas City Southern	4.700%	5/1/48	374	325
	Kansas City Southern	3.500%	5/1/50	1,330	949
	Kansas City Southern	4.200%	11/15/69	671	500
	L3Harris Technologies Inc.	4.854%	4/27/35	1,654	1,541
	L3Harris Technologies Inc.	5.054%	4/27/45	680	609
	Lockheed Martin Corp.	3.600%	3/1/35	2,367	2,099
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,238
[3]	Lockheed Martin Corp.	6.150%	9/1/36	1,570	1,703
	Lockheed Martin Corp.	5.720%	6/1/40	1,444	1,524
	Lockheed Martin Corp.	4.070%	12/15/42	1,549	1,338
	Lockheed Martin Corp.	3.800%	3/1/45	1,162	952
	Lockheed Martin Corp.	4.700%	5/15/46	1,482	1,381
	Lockheed Martin Corp.	4.090%	9/15/52	2,959	2,506
	Lockheed Martin Corp.	4.150%	6/15/53	2,620	2,227
	Lockheed Martin Corp.	5.700%	11/15/54	1,825	1,935
	Lockheed Martin Corp.	4.300%	6/15/62	596	501
	Lockheed Martin Corp.	5.900%	11/15/63	2,345	2,533
	Norfolk Southern Corp.	7.050%	5/1/37	233	252
	Norfolk Southern Corp.	4.837%	10/1/41	1,306	1,201
	Norfolk Southern Corp.	3.950%	10/1/42	683	563
	Norfolk Southern Corp.	4.450%	6/15/45	1,250	1,071

82

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	4.650%	1/15/46	916	811
	Norfolk Southern Corp.	3.942%	11/1/47	1,223	986
	Norfolk Southern Corp.	4.150%	2/28/48	933	776
	Norfolk Southern Corp.	4.100%	5/15/49	965	783
	Norfolk Southern Corp.	3.400%	11/1/49	2,025	1,454
	Norfolk Southern Corp.	3.050%	5/15/50	2,090	1,403
	Norfolk Southern Corp.	4.050%	8/15/52	755	608
	Norfolk Southern Corp.	4.550%	6/1/53	1,150	1,005
	Norfolk Southern Corp.	3.155%	5/15/55	2,840	1,891
	Norfolk Southern Corp.	4.100%	5/15/21	1,215	846
	Northrop Grumman Corp.	5.150%	5/1/40	825	805
	Northrop Grumman Corp.	5.050%	11/15/40	1,445	1,382
	Northrop Grumman Corp.	4.750%	6/1/43	1,692	1,564
	Northrop Grumman Corp.	3.850%	4/15/45	526	420
	Northrop Grumman Corp.	4.030%	10/15/47	2,432	2,016
	Northrop Grumman Corp.	5.250%	5/1/50	2,797	2,766
	Otis Worldwide Corp.	3.112%	2/15/40	1,411	1,040
	Otis Worldwide Corp.	3.362%	2/15/50	1,636	1,147
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	891	801
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	639	661
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	1,049	902
	Parker-Hannifin Corp.	4.100%	3/1/47	1,053	840
	Parker-Hannifin Corp.	4.000%	6/14/49	1,594	1,258
	Precision Castparts Corp.	3.900%	1/15/43	1,010	843
	Precision Castparts Corp.	4.375%	6/15/45	1,329	1,162
	Raytheon Technologies Corp.	6.050%	6/1/36	1,247	1,318
	Raytheon Technologies Corp.	6.125%	7/15/38	1,783	1,902
	Raytheon Technologies Corp.	4.450%	11/16/38	1,350	1,227
	Raytheon Technologies Corp.	4.875%	10/15/40	1,250	1,167
	Raytheon Technologies Corp.	4.700%	12/15/41	768	701
	Raytheon Technologies Corp.	4.500%	6/1/42	6,907	6,216
	Raytheon Technologies Corp.	4.800%	12/15/43	1,025	934
	Raytheon Technologies Corp.	4.150%	5/15/45	1,112	927
	Raytheon Technologies Corp.	3.750%	11/1/46	2,603	2,027
	Raytheon Technologies Corp.	4.350%	4/15/47	1,953	1,675
	Raytheon Technologies Corp.	4.050%	5/4/47	1,615	1,324
	Raytheon Technologies Corp.	4.625%	11/16/48	3,117	2,821
	Raytheon Technologies Corp.	3.125%	7/1/50	1,941	1,367
	Raytheon Technologies Corp.	2.820%	9/1/51	1,720	1,122
	Republic Services Inc.	6.200%	3/1/40	740	783
	Republic Services Inc.	5.700%	5/15/41	830	844
	Republic Services Inc.	3.050%	3/1/50	725	501
	Rockwell Automation Inc.	4.200%	3/1/49	1,235	1,060
	Rockwell Automation Inc.	2.800%	8/15/61	809	485
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,379	1,355
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	820	690
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	123
	Tyco Electronics Group SA	7.125%	10/1/37	1,605	1,833
	Union Pacific Corp.	3.375%	2/1/35	1,288	1,094
	Union Pacific Corp.	2.891%	4/6/36	1,135	900
	Union Pacific Corp.	3.600%	9/15/37	1,328	1,126
[3]	Union Pacific Corp.	3.550%	8/15/39	845	697
	Union Pacific Corp.	3.200%	5/20/41	2,626	2,060
	Union Pacific Corp.	4.050%	3/1/46	1,025	846
	Union Pacific Corp.	3.350%	8/15/46	2,160	1,573
	Union Pacific Corp.	4.000%	4/15/47	1,315	1,082
	Union Pacific Corp.	3.250%	2/5/50	3,270	2,391
	Union Pacific Corp.	2.950%	3/10/52	1,888	1,280
	Union Pacific Corp.	4.950%	9/9/52	1,560	1,510
	Union Pacific Corp.	3.500%	2/14/53	575	434
	Union Pacific Corp.	3.875%	2/1/55	1,805	1,428
	Union Pacific Corp.	3.950%	8/15/59	950	747
	Union Pacific Corp.	3.839%	3/20/60	2,275	1,766
	Union Pacific Corp.	3.550%	5/20/61	1,242	909
	Union Pacific Corp.	2.973%	9/16/62	5,080	3,251
	Union Pacific Corp.	5.150%	1/20/63	857	832
	Union Pacific Corp.	3.750%	2/5/70	855	623
	Union Pacific Corp.	3.799%	4/6/71	2,561	1,891
	Union Pacific Corp.	3.850%	2/14/72	1,105	823
	United Parcel Service Inc.	6.200%	1/15/38	2,197	2,433
	United Parcel Service Inc.	5.200%	4/1/40	1,252	1,251
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	4.875%	11/15/40	610	592
United Parcel Service Inc.	3.625%	10/1/42	702	584
United Parcel Service Inc.	3.400%	11/15/46	1,330	1,024
United Parcel Service Inc.	3.750%	11/15/47	3,119	2,559
United Parcel Service Inc.	4.250%	3/15/49	2,015	1,790
United Parcel Service Inc.	3.400%	9/1/49	1,741	1,345
United Parcel Service Inc.	5.300%	4/1/50	1,065	1,110
Valmont Industries Inc.	5.000%	10/1/44	809	697
Valmont Industries Inc.	5.250%	10/1/54	549	471
Waste Connections Inc.	3.050%	4/1/50	1,690	1,153
Waste Connections Inc.	2.950%	1/15/52	1,531	1,019
Waste Management Inc.	2.950%	6/1/41	1,910	1,410
Waste Management Inc.	4.150%	7/15/49	1,155	1,004
Waste Management Inc.	2.500%	11/15/50	1,150	720
WW Grainger Inc.	4.600%	6/15/45	580	527
WW Grainger Inc.	3.750%	5/15/46	1,299	1,020
WW Grainger Inc.	4.200%	5/15/47	966	812
Xylem Inc.	4.375%	11/1/46	925	764
				302,420
Materials (1.8%)
Air Products and Chemicals Inc.	2.700%	5/15/40	890	666
Air Products and Chemicals Inc.	2.800%	5/15/50	1,175	816
Albemarle Corp.	5.450%	12/1/44	1,050	973
Albemarle Corp.	5.650%	6/1/52	1,000	913
ArcelorMittal SA	7.000%	10/15/39	1,250	1,257
ArcelorMittal SA	6.750%	3/1/41	760	739
Barrick Gold Corp.	6.450%	10/15/35	970	1,012
Barrick North America Finance LLC	5.700%	5/30/41	1,705	1,715
Barrick North America Finance LLC	5.750%	5/1/43	1,721	1,738
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,370	1,404
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,685	1,470
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,963	4,817
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	700	624
CF Industries Inc.	5.150%	3/15/34	1,125	1,063
CF Industries Inc.	4.950%	6/1/43	1,825	1,558
CF Industries Inc.	5.375%	3/15/44	1,120	1,005
Dow Chemical Co.	6.300%	3/15/33	800	843
Dow Chemical Co.	4.250%	10/1/34	1,228	1,104
Dow Chemical Co.	9.400%	5/15/39	272	359
Dow Chemical Co.	5.250%	11/15/41	1,913	1,791
Dow Chemical Co.	4.375%	11/15/42	1,911	1,580
Dow Chemical Co.	4.625%	10/1/44	1,318	1,095
Dow Chemical Co.	5.550%	11/30/48	2,510	2,353
Dow Chemical Co.	4.800%	5/15/49	860	730
Dow Chemical Co.	3.600%	11/15/50	2,270	1,637
Dow Chemical Co.	6.900%	5/15/53	1,375	1,500
DuPont de Nemours Inc.	5.319%	11/15/38	2,006	1,944
DuPont de Nemours Inc.	5.419%	11/15/48	3,398	3,244
Eastman Chemical Co.	4.800%	9/1/42	1,415	1,201
Eastman Chemical Co.	4.650%	10/15/44	894	740
Ecolab Inc.	2.125%	8/15/50	1,100	615
Ecolab Inc.	2.700%	12/15/51	2,010	1,259
Ecolab Inc.	2.750%	8/18/55	2,029	1,222
FMC Corp.	4.500%	10/1/49	1,050	836
Freeport-McMoRan Inc.	5.400%	11/14/34	1,345	1,264
Freeport-McMoRan Inc.	5.450%	3/15/43	3,064	2,761
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,390	1,085
International Flavors & Fragrances Inc.	5.000%	9/26/48	915	786
International Paper Co.	5.000%	9/15/35	1,775	1,678
International Paper Co.	6.000%	11/15/41	1,020	1,018
International Paper Co.	4.800%	6/15/44	1,792	1,561
International Paper Co.	4.400%	8/15/47	1,500	1,235
International Paper Co.	4.350%	8/15/48	1,300	1,084
Linde Inc.	3.550%	11/7/42	1,678	1,347
Linde Inc.	2.000%	8/10/50	400	223
Lubrizol Corp.	6.500%	10/1/34	640	733
LYB International Finance BV	5.250%	7/15/43	1,715	1,513
LYB International Finance BV	4.875%	3/15/44	956	792
LYB International Finance III LLC	3.375%	10/1/40	1,255	891
LYB International Finance III LLC	4.200%	10/15/49	1,162	869
LYB International Finance III LLC	4.200%	5/1/50	1,255	931
LYB International Finance III LLC	3.625%	4/1/51	1,075	721
LYB International Finance III LLC	3.800%	10/1/60	1,535	998

83

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LyondellBasell Industries NV	4.625%	2/26/55	2,137	1,679
	Martin Marietta Materials Inc.	3.200%	7/15/51	1,775	1,202
	Mosaic Co.	5.450%	11/15/33	1,181	1,152
	Mosaic Co.	4.875%	11/15/41	642	546
	Mosaic Co.	5.625%	11/15/43	1,423	1,330
[3]	Newmont Corp.	5.875%	4/1/35	1,297	1,315
	Newmont Corp.	6.250%	10/1/39	1,940	2,035
	Newmont Corp.	4.875%	3/15/42	1,391	1,281
	Newmont Corp.	5.450%	6/9/44	1,165	1,100
	Nucor Corp.	2.979%	12/15/55	3,600	2,235
	Nutrien Ltd.	4.125%	3/15/35	1,510	1,302
	Nutrien Ltd.	5.875%	12/1/36	1,325	1,346
	Nutrien Ltd.	5.625%	12/1/40	1,130	1,092
	Nutrien Ltd.	4.900%	6/1/43	1,675	1,478
	Nutrien Ltd.	5.250%	1/15/45	920	840
	Nutrien Ltd.	5.000%	4/1/49	1,725	1,546
	Packaging Corp. of America	4.050%	12/15/49	830	637
	Packaging Corp. of America	3.050%	10/1/51	764	491
	Rio Tinto Alcan Inc.	6.125%	12/15/33	75	80
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,373	1,405
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,006	1,999
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,275	1,510
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,520	1,426
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,371	1,183
	RPM International Inc.	5.250%	6/1/45	400	347
	RPM International Inc.	4.250%	1/15/48	765	574
	Sherwin-Williams Co.	4.550%	8/1/45	2,396	2,022
	Sherwin-Williams Co.	4.500%	6/1/47	1,308	1,099
	Sherwin-Williams Co.	3.800%	8/15/49	1,925	1,441
	Sherwin-Williams Co.	3.300%	5/15/50	750	516
	Sherwin-Williams Co.	2.900%	3/15/52	175	110
	Southern Copper Corp.	7.500%	7/27/35	1,770	2,051
	Southern Copper Corp.	6.750%	4/16/40	2,070	2,313
	Southern Copper Corp.	5.250%	11/8/42	2,718	2,605
	Southern Copper Corp.	5.875%	4/23/45	2,090	2,142
	Steel Dynamics Inc.	3.250%	10/15/50	800	520
	Teck Resources Ltd.	6.000%	8/15/40	894	857
	Teck Resources Ltd.	5.200%	3/1/42	1,240	1,080
	Teck Resources Ltd.	5.400%	2/1/43	530	476
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,196
	Vale Overseas Ltd.	6.875%	11/21/36	2,850	3,016
	Vale Overseas Ltd.	6.875%	11/10/39	3,000	3,166
	Vulcan Materials Co.	4.500%	6/15/47	2,135	1,784
	Westlake Corp.	2.875%	8/15/41	500	328
	Westlake Corp.	5.000%	8/15/46	1,365	1,144
	Westlake Corp.	4.375%	11/15/47	1,205	910
	Westlake Corp.	3.125%	8/15/51	589	366
	Westlake Corp.	3.375%	8/15/61	875	517
	WRKCo Inc.	3.000%	6/15/33	1,820	1,452
					129,555
Real Estate (0.7%)
	Agree LP	2.600%	6/15/33	775	584
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,383	1,775
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	1,704	1,387
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	575	487
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,670	1,271
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	750	479
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	1,845	1,323
	American Homes 4 Rent LP	4.300%	4/15/52	500	369
	American Tower Corp.	3.700%	10/15/49	1,040	739
	American Tower Corp.	3.100%	6/15/50	1,964	1,254
	American Tower Corp.	2.950%	1/15/51	1,410	871
	AvalonBay Communities Inc.	5.000%	2/15/33	500	493
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	740	570
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	525	419
	Camden Property Trust	3.350%	11/1/49	685	477
	Corporate Office Properties LP	2.900%	12/1/33	1,524	1,074
	Crown Castle Inc.	2.900%	4/1/41	2,097	1,438
	Crown Castle Inc.	4.750%	5/15/47	428	364
	Crown Castle Inc.	5.200%	2/15/49	1,308	1,175
	Crown Castle Inc.	4.000%	11/15/49	1,030	784
	Crown Castle Inc.	4.150%	7/1/50	775	597
	Crown Castle Inc.	3.250%	1/15/51	1,860	1,215
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	3.000%	7/15/50	771	489
	Equinix Inc.	2.950%	9/15/51	1,268	793
	Equinix Inc.	3.400%	2/15/52	605	415
	ERP Operating LP	4.500%	7/1/44	880	748
	ERP Operating LP	4.000%	8/1/47	700	542
	Essex Portfolio LP	4.500%	3/15/48	596	482
	Essex Portfolio LP	2.650%	9/1/50	620	355
	Federal Realty Investment Trust	4.500%	12/1/44	970	762
	Healthpeak Properties Inc.	6.750%	2/1/41	625	643
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,100	805
	Kilroy Realty LP	2.650%	11/15/33	950	654
	Kimco Realty Corp.	4.600%	2/1/33	1,000	920
	Kimco Realty Corp.	4.250%	4/1/45	255	194
	Kimco Realty Corp.	4.125%	12/1/46	1,000	736
	Kimco Realty Corp.	4.450%	9/1/47	815	631
	Kimco Realty Corp.	3.700%	10/1/49	175	120
	Mid-America Apartments LP	2.875%	9/15/51	720	462
	National Retail Properties Inc.	3.500%	4/15/51	1,455	977
	National Retail Properties Inc.	3.000%	4/15/52	1,211	739
	Omega Healthcare Investors Inc.	3.250%	4/15/33	915	662
	Prologis LP	4.375%	9/15/48	653	558
	Prologis LP	3.050%	3/1/50	980	661
	Prologis LP	3.000%	4/15/50	1,475	986
	Prologis LP	2.125%	10/15/50	1,385	773
	Realty Income Corp.	2.850%	12/15/32	1,567	1,273
	Realty Income Corp.	1.800%	3/15/33	842	606
	Realty Income Corp.	4.650%	3/15/47	1,406	1,238
	Regency Centers LP	4.400%	2/1/47	595	458
	Regency Centers LP	4.650%	3/15/49	589	473
	Simon Property Group LP	6.750%	2/1/40	1,252	1,349
	Simon Property Group LP	4.750%	3/15/42	1,135	965
	Simon Property Group LP	4.250%	10/1/44	646	508
	Simon Property Group LP	4.250%	11/30/46	2,145	1,730
	Simon Property Group LP	3.250%	9/13/49	1,105	728
	Simon Property Group LP	3.800%	7/15/50	685	502
[3]	UDR Inc.	1.900%	3/15/33	640	456
	UDR Inc.	3.100%	11/1/34	775	600
	Ventas Realty LP	5.700%	9/30/43	850	779
	Ventas Realty LP	4.375%	2/1/45	400	311
	Ventas Realty LP	4.875%	4/15/49	900	749
	VICI Properties LP	5.625%	5/15/52	1,525	1,349
	Welltower Inc.	6.500%	3/15/41	905	905
	Welltower Inc.	4.950%	9/1/48	1,095	901
	Weyerhaeuser Co.	4.000%	3/9/52	900	682
	WP Carey Inc.	2.250%	4/1/33	1,028	762
					51,576
Technology (4.4%)
	Analog Devices Inc.	2.800%	10/1/41	1,520	1,118
	Analog Devices Inc.	2.950%	10/1/51	2,095	1,417
	Apple Inc.	2.375%	2/8/41	2,470	1,748
	Apple Inc.	3.850%	5/4/43	6,228	5,411
	Apple Inc.	4.450%	5/6/44	2,200	2,086
	Apple Inc.	3.450%	2/9/45	4,195	3,376
	Apple Inc.	4.375%	5/13/45	4,214	3,893
	Apple Inc.	4.650%	2/23/46	5,536	5,264
	Apple Inc.	3.850%	8/4/46	4,247	3,616
	Apple Inc.	3.750%	9/12/47	2,269	1,894
	Apple Inc.	3.750%	11/13/47	2,706	2,259
	Apple Inc.	2.950%	9/11/49	5,176	3,696
	Apple Inc.	2.650%	5/11/50	1,879	1,250
	Apple Inc.	2.400%	8/20/50	2,605	1,646
	Apple Inc.	2.650%	2/8/51	7,650	5,105
	Apple Inc.	2.700%	8/5/51	3,451	2,305
	Apple Inc.	3.950%	8/8/52	2,050	1,751
	Apple Inc.	2.550%	8/20/60	4,358	2,667
	Apple Inc.	2.800%	2/8/61	4,522	2,902
	Apple Inc.	2.850%	8/5/61	2,424	1,580
	Applied Materials Inc.	5.100%	10/1/35	1,760	1,778
	Applied Materials Inc.	5.850%	6/15/41	1,580	1,726
	Applied Materials Inc.	4.350%	4/1/47	823	743
	Applied Materials Inc.	2.750%	6/1/50	1,710	1,168
[5]	Broadcom Inc.	2.600%	2/15/33	4,195	3,145

84

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Broadcom Inc.	3.419%	4/15/33	4,791	3,846
[5]	Broadcom Inc.	3.469%	4/15/34	4,650	3,687
[5]	Broadcom Inc.	3.137%	11/15/35	6,275	4,604
[5]	Broadcom Inc.	3.187%	11/15/36	4,520	3,262
[5]	Broadcom Inc.	4.926%	5/15/37	4,050	3,540
[5]	Broadcom Inc.	3.500%	2/15/41	5,520	3,952
[5]	Broadcom Inc.	3.750%	2/15/51	3,580	2,497
	Cisco Systems Inc.	5.900%	2/15/39	2,852	3,079
	Cisco Systems Inc.	5.500%	1/15/40	4,175	4,355
	Corning Inc.	4.700%	3/15/37	1,150	1,044
	Corning Inc.	5.750%	8/15/40	1,013	1,005
	Corning Inc.	4.750%	3/15/42	350	311
	Corning Inc.	5.350%	11/15/48	1,771	1,667
	Corning Inc.	3.900%	11/15/49	300	219
	Corning Inc.	4.375%	11/15/57	1,265	984
	Corning Inc.	5.850%	11/15/68	746	686
	Corning Inc.	5.450%	11/15/79	1,050	910
	Dell International LLC	8.100%	7/15/36	1,631	1,829
[5]	Dell International LLC	3.375%	12/15/41	2,175	1,461
	Dell International LLC	8.350%	7/15/46	1,764	2,024
[5]	Dell International LLC	3.450%	12/15/51	2,320	1,435
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,435	994
	Fidelity National Information Services Inc.	4.500%	8/15/46	281	220
	Fidelity National Information Services Inc.	5.625%	7/15/52	800	741
	Fiserv Inc.	4.400%	7/1/49	3,620	2,944
	Global Payments Inc.	4.150%	8/15/49	1,962	1,402
	Global Payments Inc.	5.950%	8/15/52	550	500
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,876	3,874
	HP Inc.	5.500%	1/15/33	2,000	1,881
	HP Inc.	6.000%	9/15/41	2,432	2,331
	Intel Corp.	4.600%	3/25/40	1,770	1,607
	Intel Corp.	2.800%	8/12/41	1,700	1,185
	Intel Corp.	4.250%	12/15/42	1,125	960
	Intel Corp.	4.900%	7/29/45	2,100	1,966
	Intel Corp.	4.100%	5/19/46	3,180	2,589
	Intel Corp.	4.100%	5/11/47	1,145	928
	Intel Corp.	3.734%	12/8/47	5,797	4,361
	Intel Corp.	3.250%	11/15/49	4,010	2,731
	Intel Corp.	4.750%	3/25/50	1,365	1,190
	Intel Corp.	3.050%	8/12/51	3,865	2,512
	Intel Corp.	4.900%	8/5/52	3,000	2,665
	Intel Corp.	3.100%	2/15/60	1,905	1,188
	Intel Corp.	3.200%	8/12/61	775	489
	Intel Corp.	5.050%	8/5/62	2,550	2,250
	International Business Machines Corp.	4.150%	5/15/39	5,023	4,325
	International Business Machines Corp.	5.600%	11/30/39	1,820	1,850
	International Business Machines Corp.	2.850%	5/15/40	975	706
	International Business Machines Corp.	4.000%	6/20/42	3,915	3,249
	International Business Machines Corp.	4.250%	5/15/49	5,808	4,820
	International Business Machines Corp.	2.950%	5/15/50	1,235	806
	International Business Machines Corp.	3.430%	2/9/52	645	455
	Juniper Networks Inc.	5.950%	3/15/41	945	881
	KLA Corp.	5.000%	3/15/49	715	669
	KLA Corp.	3.300%	3/1/50	825	598
	KLA Corp.	4.950%	7/15/52	2,780	2,609
	KLA Corp.	5.250%	7/15/62	1,685	1,624
	Kyndryl Holdings Inc.	4.100%	10/15/41	810	478
	Lam Research Corp.	4.875%	3/15/49	2,155	2,060
	Lam Research Corp.	2.875%	6/15/50	1,719	1,164
	Lam Research Corp.	3.125%	6/15/60	550	362
	Micron Technology Inc.	3.366%	11/1/41	1,185	792
	Micron Technology Inc.	3.477%	11/1/51	655	408
	Microsoft Corp.	3.500%	2/12/35	3,095	2,804
	Microsoft Corp.	4.200%	11/3/35	545	528
	Microsoft Corp.	3.450%	8/8/36	7,190	6,381
	Microsoft Corp.	4.100%	2/6/37	1,827	1,733
	Microsoft Corp.	4.500%	10/1/40	2,085	2,026
	Microsoft Corp.	5.300%	2/8/41	283	302
	Microsoft Corp.	3.700%	8/8/46	8,620	7,363
	Microsoft Corp.	2.525%	6/1/50	9,928	6,616
	Microsoft Corp.	2.921%	3/17/52	12,871	9,170
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.950%	8/8/56	605	516
	Microsoft Corp.	2.675%	6/1/60	7,032	4,544
	Microsoft Corp.	3.041%	3/17/62	4,668	3,252
	Moody's Corp.	2.750%	8/19/41	1,400	978
	Moody's Corp.	5.250%	7/15/44	1,650	1,585
	Moody's Corp.	4.875%	12/17/48	175	158
	Moody's Corp.	3.250%	5/20/50	871	600
	Moody's Corp.	3.750%	2/25/52	900	693
	Moody's Corp.	3.100%	11/29/61	425	268
	NVIDIA Corp.	3.500%	4/1/40	1,434	1,162
	NVIDIA Corp.	3.500%	4/1/50	2,937	2,223
	NVIDIA Corp.	3.700%	4/1/60	1,277	951
	NXP BV	5.000%	1/15/33	2,025	1,911
	NXP BV	3.250%	5/11/41	1,245	865
	NXP BV	3.125%	2/15/42	1,280	863
	NXP BV	3.250%	11/30/51	1,190	743
	Oracle Corp.	4.300%	7/8/34	3,695	3,256
	Oracle Corp.	3.900%	5/15/35	2,651	2,209
	Oracle Corp.	3.850%	7/15/36	2,490	2,037
	Oracle Corp.	3.800%	11/15/37	4,421	3,488
	Oracle Corp.	6.500%	4/15/38	518	538
	Oracle Corp.	6.125%	7/8/39	1,384	1,378
	Oracle Corp.	3.600%	4/1/40	5,550	4,098
	Oracle Corp.	5.375%	7/15/40	4,739	4,351
	Oracle Corp.	3.650%	3/25/41	4,965	3,671
	Oracle Corp.	4.125%	5/15/45	4,475	3,378
	Oracle Corp.	4.000%	7/15/46	8,095	5,945
	Oracle Corp.	4.000%	11/15/47	1,565	1,149
	Oracle Corp.	3.600%	4/1/50	9,521	6,495
	Oracle Corp.	3.950%	3/25/51	6,203	4,469
	Oracle Corp.	6.900%	11/9/52	2,275	2,462
	Oracle Corp.	4.375%	5/15/55	2,453	1,884
	Oracle Corp.	3.850%	4/1/60	4,881	3,265
	Oracle Corp.	4.100%	3/25/61	3,350	2,339
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	1,788
	PayPal Holdings Inc.	5.050%	6/1/52	1,275	1,164
	PayPal Holdings Inc.	5.250%	6/1/62	1,225	1,120
	QUALCOMM Inc.	4.650%	5/20/35	2,068	2,006
	QUALCOMM Inc.	4.800%	5/20/45	3,364	3,156
	QUALCOMM Inc.	4.300%	5/20/47	2,904	2,518
	QUALCOMM Inc.	4.500%	5/20/52	2,040	1,798
	QUALCOMM Inc.	6.000%	5/20/53	1,350	1,442
	S&P Global Inc.	3.250%	12/1/49	1,507	1,101
[5]	S&P Global Inc.	3.700%	3/1/52	1,125	876
	S&P Global Inc.	2.300%	8/15/60	1,675	922
[5]	S&P Global Inc.	3.900%	3/1/62	635	494
	Salesforce Inc.	2.700%	7/15/41	1,615	1,154
	Salesforce Inc.	2.900%	7/15/51	2,956	1,969
	Salesforce Inc.	3.050%	7/15/61	3,355	2,172
	Texas Instruments Inc.	3.875%	3/15/39	2,504	2,209
	Texas Instruments Inc.	4.150%	5/15/48	2,988	2,658
	Texas Instruments Inc.	2.700%	9/15/51	1,122	778
	TSMC Arizona Corp.	3.125%	10/25/41	1,820	1,393
	TSMC Arizona Corp.	3.250%	10/25/51	1,750	1,271
	TSMC Arizona Corp.	4.500%	4/22/52	1,850	1,668
	Verisk Analytics Inc.	5.500%	6/15/45	1,168	1,095
	Verisk Analytics Inc.	3.625%	5/15/50	1,025	710
					329,414
Utilities (5.8%)
[3]	AEP Texas Inc.	4.150%	5/1/49	690	541
[3]	AEP Texas Inc.	3.450%	1/15/50	1,095	775
	AEP Texas Inc.	3.450%	5/15/51	1,087	769
	AEP Texas Inc.	5.250%	5/15/52	1,000	962
	AEP Transmission Co. LLC	4.000%	12/1/46	843	666
	AEP Transmission Co. LLC	3.750%	12/1/47	945	734
	AEP Transmission Co. LLC	4.250%	9/15/48	704	582
	AEP Transmission Co. LLC	3.800%	6/15/49	715	560
	AEP Transmission Co. LLC	3.150%	9/15/49	570	395
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	930	713
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	780	497
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	1,012	899
	Alabama Power Co.	6.125%	5/15/38	610	648
	Alabama Power Co.	6.000%	3/1/39	891	926

85

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	3.850%	12/1/42	359	288
	Alabama Power Co.	4.150%	8/15/44	707	588
	Alabama Power Co.	3.750%	3/1/45	1,067	830
	Alabama Power Co.	4.300%	1/2/46	1,341	1,117
[3]	Alabama Power Co.	3.700%	12/1/47	1,030	792
[3]	Alabama Power Co.	4.300%	7/15/48	891	747
	Alabama Power Co.	3.450%	10/1/49	1,069	772
	Alabama Power Co.	3.125%	7/15/51	1,067	737
	Alabama Power Co.	3.000%	3/15/52	1,115	743
	Ameren Illinois Co.	4.150%	3/15/46	937	789
	Ameren Illinois Co.	3.700%	12/1/47	920	731
	Ameren Illinois Co.	4.500%	3/15/49	899	829
	Ameren Illinois Co.	3.250%	3/15/50	746	539
	Ameren Illinois Co.	2.900%	6/15/51	644	431
	Ameren Illinois Co.	5.900%	12/1/52	625	687
	American Electric Power Co. Inc.	3.250%	3/1/50	810	546
	American Water Capital Corp.	6.593%	10/15/37	1,174	1,296
	American Water Capital Corp.	4.300%	12/1/42	1,035	900
	American Water Capital Corp.	4.300%	9/1/45	725	617
	American Water Capital Corp.	3.750%	9/1/47	1,646	1,282
	American Water Capital Corp.	4.200%	9/1/48	563	472
	American Water Capital Corp.	4.150%	6/1/49	545	450
	American Water Capital Corp.	3.450%	5/1/50	1,890	1,395
	American Water Capital Corp.	3.250%	6/1/51	1,375	985
	Appalachian Power Co.	7.000%	4/1/38	1,023	1,142
	Appalachian Power Co.	4.400%	5/15/44	708	583
	Appalachian Power Co.	4.450%	6/1/45	718	590
[3]	Appalachian Power Co.	4.500%	3/1/49	796	659
[3]	Appalachian Power Co.	3.700%	5/1/50	920	675
	Arizona Public Service Co.	5.050%	9/1/41	552	490
	Arizona Public Service Co.	4.500%	4/1/42	825	676
	Arizona Public Service Co.	4.350%	11/15/45	1,005	791
	Arizona Public Service Co.	3.750%	5/15/46	1,260	885
	Arizona Public Service Co.	4.200%	8/15/48	850	650
	Arizona Public Service Co.	4.250%	3/1/49	632	482
	Arizona Public Service Co.	3.500%	12/1/49	350	239
	Arizona Public Service Co.	3.350%	5/15/50	200	133
	Atmos Energy Corp.	5.500%	6/15/41	950	940
	Atmos Energy Corp.	4.150%	1/15/43	1,065	890
	Atmos Energy Corp.	4.125%	10/15/44	542	446
	Atmos Energy Corp.	4.300%	10/1/48	470	398
	Atmos Energy Corp.	4.125%	3/15/49	904	741
	Atmos Energy Corp.	3.375%	9/15/49	1,660	1,214
	Atmos Energy Corp.	2.850%	2/15/52	1,225	799
	Atmos Energy Corp.	5.750%	10/15/52	985	1,035
	Avista Corp.	4.350%	6/1/48	668	559
	Avista Corp.	4.000%	4/1/52	702	557
	Baltimore Gas & Electric Co.	6.350%	10/1/36	410	438
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,068	802
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,240	958
	Baltimore Gas & Electric Co.	4.250%	9/15/48	675	568
	Baltimore Gas & Electric Co.	3.200%	9/15/49	690	489
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	194
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,217	3,380
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,119	1,158
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,133	1,081
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	906	788
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,556	1,203
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,748	2,378
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,752	1,461
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	530	349
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	1,886	1,658
	Black Hills Corp.	4.350%	5/1/33	865	763
	Black Hills Corp.	4.200%	9/15/46	1,045	796
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	570	640
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	695	551
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	645
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,562	1,285
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,881	1,641
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,188
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	700	540
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	382	365
	CenterPoint Energy Inc.	3.700%	9/1/49	538	403
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	542	545
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	503
	Cleco Corporate Holdings LLC	4.973%	5/1/46	883	747
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	538	534
	CMS Energy Corp.	4.875%	3/1/44	540	491
	Commonwealth Edison Co.	5.900%	3/15/36	870	910
	Commonwealth Edison Co.	6.450%	1/15/38	1,250	1,374
	Commonwealth Edison Co.	3.800%	10/1/42	125	102
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,276
	Commonwealth Edison Co.	4.700%	1/15/44	1,650	1,500
	Commonwealth Edison Co.	3.700%	3/1/45	810	631
	Commonwealth Edison Co.	3.650%	6/15/46	2,100	1,590
[3]	Commonwealth Edison Co.	3.750%	8/15/47	673	526
	Commonwealth Edison Co.	4.000%	3/1/48	1,426	1,175
	Commonwealth Edison Co.	4.000%	3/1/49	1,275	1,036
[3]	Commonwealth Edison Co.	3.200%	11/15/49	952	678
	Commonwealth Edison Co.	3.000%	3/1/50	688	474
[3]	Commonwealth Edison Co.	3.125%	3/15/51	1,030	718
[3]	Commonwealth Edison Co.	2.750%	9/1/51	720	463
	Connecticut Light & Power Co.	4.300%	4/15/44	297	255
	Connecticut Light & Power Co.	4.000%	4/1/48	1,770	1,479
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,070	1,053
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	778
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,307
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	960	1,053
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,140	1,116
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	665	659
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	810	678
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,308	1,045
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,121	966
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,149	983
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	953
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,022	791
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,035
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,270	1,847
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	505	402
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,068	742
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,246	1,351
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	1,026
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,075	870
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	726
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,665	1,393
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	380	274
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	730	457
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,300	935

86

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	6.250%	10/1/39	1,105	1,130
	Constellation Energy Generation LLC	5.600%	6/15/42	2,136	2,058
	Consumers Energy Co.	3.950%	5/15/43	700	579
	Consumers Energy Co.	3.250%	8/15/46	1,122	815
	Consumers Energy Co.	3.950%	7/15/47	627	511
	Consumers Energy Co.	4.050%	5/15/48	1,069	891
	Consumers Energy Co.	4.350%	4/15/49	981	865
	Consumers Energy Co.	3.750%	2/15/50	567	446
	Consumers Energy Co.	3.100%	8/15/50	750	524
	Consumers Energy Co.	3.500%	8/1/51	1,083	826
	Consumers Energy Co.	2.650%	8/15/52	600	378
	Consumers Energy Co.	4.200%	9/1/52	1,010	868
	Consumers Energy Co.	2.500%	5/1/60	961	546
	Dayton Power & Light Co.	3.950%	6/15/49	780	607
	Delmarva Power & Light Co.	4.150%	5/15/45	1,543	1,249
[3]	Dominion Energy Inc.	6.300%	3/15/33	540	569
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,225	1,200
[3]	Dominion Energy Inc.	5.950%	6/15/35	915	920
[3]	Dominion Energy Inc.	3.300%	4/15/41	879	651
[3]	Dominion Energy Inc.	4.900%	8/1/41	888	785
[3]	Dominion Energy Inc.	4.050%	9/15/42	785	616
	Dominion Energy Inc.	4.700%	12/1/44	672	572
[3]	Dominion Energy Inc.	4.600%	3/15/49	760	647
[3]	Dominion Energy Inc.	4.850%	8/15/52	1,424	1,237
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	831	837
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	985	1,033
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	990	973
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	745	664
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	456	424
[3]	DTE Electric Co.	4.000%	4/1/43	790	658
	DTE Electric Co.	4.300%	7/1/44	510	441
	DTE Electric Co.	3.700%	3/15/45	515	409
	DTE Electric Co.	3.700%	6/1/46	1,585	1,234
	DTE Electric Co.	3.750%	8/15/47	662	522
[3]	DTE Electric Co.	4.050%	5/15/48	1,205	1,004
	DTE Electric Co.	3.950%	3/1/49	695	572
	DTE Electric Co.	2.950%	3/1/50	872	598
[3]	DTE Electric Co.	3.250%	4/1/51	1,275	920
	Duke Energy Carolinas LLC	6.100%	6/1/37	857	894
	Duke Energy Carolinas LLC	6.000%	1/15/38	470	493
	Duke Energy Carolinas LLC	6.050%	4/15/38	500	528
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,348	1,335
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,275	1,103
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,155	955
	Duke Energy Carolinas LLC	3.750%	6/1/45	475	369
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,440	1,137
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,075	830
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,035	1,639
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,820	1,284
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,180	869
	Duke Energy Corp.	3.300%	6/15/41	1,346	985
	Duke Energy Corp.	3.750%	9/1/46	3,177	2,367
	Duke Energy Corp.	3.950%	8/15/47	1,068	812
	Duke Energy Corp.	4.200%	6/15/49	1,335	1,059
	Duke Energy Corp.	3.500%	6/15/51	1,320	927
	Duke Energy Corp.	5.000%	8/15/52	2,245	2,014
	Duke Energy Florida LLC	6.350%	9/15/37	904	974
	Duke Energy Florida LLC	6.400%	6/15/38	634	698
	Duke Energy Florida LLC	5.650%	4/1/40	1,150	1,161
	Duke Energy Florida LLC	3.400%	10/1/46	1,447	1,041
	Duke Energy Florida LLC	4.200%	7/15/48	1,520	1,279
	Duke Energy Florida LLC	3.000%	12/15/51	1,175	801
	Duke Energy Florida LLC	5.950%	11/15/52	1,020	1,092
	Duke Energy Indiana LLC	6.120%	10/15/35	876	898
	Duke Energy Indiana LLC	6.350%	8/15/38	883	956
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	1,140	1,054
	Duke Energy Indiana LLC	3.750%	5/15/46	1,050	817
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	1,661	1,158
	Duke Energy Indiana LLC	2.750%	4/1/50	325	205
	Duke Energy Ohio Inc.	3.700%	6/15/46	824	610
	Duke Energy Ohio Inc.	4.300%	2/1/49	696	574
	Duke Energy Progress LLC	6.300%	4/1/38	1,111	1,196
	Duke Energy Progress LLC	4.100%	5/15/42	779	656
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.100%	3/15/43	710	596
	Duke Energy Progress LLC	4.150%	12/1/44	899	752
	Duke Energy Progress LLC	4.200%	8/15/45	1,489	1,249
	Duke Energy Progress LLC	3.700%	10/15/46	690	528
	Duke Energy Progress LLC	3.600%	9/15/47	1,190	897
	Duke Energy Progress LLC	2.500%	8/15/50	425	257
	Duke Energy Progress LLC	2.900%	8/15/51	1,275	840
	Duke Energy Progress LLC	4.000%	4/1/52	937	755
	El Paso Electric Co.	6.000%	5/15/35	978	951
	El Paso Electric Co.	5.000%	12/1/44	540	471
	Emera US Finance LP	4.750%	6/15/46	2,257	1,756
	Entergy Arkansas LLC	4.200%	4/1/49	382	316
	Entergy Arkansas LLC	2.650%	6/15/51	995	611
	Entergy Arkansas LLC	3.350%	6/15/52	660	463
	Entergy Corp.	3.750%	6/15/50	1,140	844
	Entergy Louisiana LLC	4.000%	3/15/33	1,238	1,116
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,331
	Entergy Louisiana LLC	4.200%	9/1/48	2,346	1,932
	Entergy Louisiana LLC	4.200%	4/1/50	1,602	1,305
	Entergy Louisiana LLC	2.900%	3/15/51	1,067	692
	Entergy Louisiana LLC	4.750%	9/15/52	550	496
	Entergy Mississippi LLC	3.850%	6/1/49	2,082	1,600
	Entergy Texas Inc.	4.500%	3/30/39	550	480
	Entergy Texas Inc.	3.550%	9/30/49	1,221	883
	Essential Utilities Inc.	4.276%	5/1/49	640	519
	Essential Utilities Inc.	3.351%	4/15/50	1,069	734
	Essential Utilities Inc.	5.300%	5/1/52	1,025	965
	Evergy Kansas Central Inc.	4.125%	3/1/42	718	596
	Evergy Kansas Central Inc.	4.100%	4/1/43	760	626
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	698
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	381
	Evergy Metro Inc.	5.300%	10/1/41	915	877
	Evergy Metro Inc.	4.200%	6/15/47	632	513
	Evergy Metro Inc.	4.200%	3/15/48	630	500
[3]	Evergy Metro Inc.	4.125%	4/1/49	1,100	885
[3]	Exelon Corp.	4.950%	6/15/35	75	72
	Exelon Corp.	5.625%	6/15/35	975	993
	Exelon Corp.	5.100%	6/15/45	1,308	1,215
	Exelon Corp.	4.450%	4/15/46	1,933	1,639
	Exelon Corp.	4.700%	4/15/50	1,768	1,553
[5]	Exelon Corp.	4.100%	3/15/52	770	619
	Florida Power & Light Co.	5.625%	4/1/34	929	966
	Florida Power & Light Co.	4.950%	6/1/35	870	855
	Florida Power & Light Co.	5.650%	2/1/37	843	860
	Florida Power & Light Co.	5.950%	2/1/38	760	808
	Florida Power & Light Co.	5.960%	4/1/39	955	1,018
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,124
	Florida Power & Light Co.	5.250%	2/1/41	1,260	1,256
	Florida Power & Light Co.	4.050%	6/1/42	1,069	921
	Florida Power & Light Co.	3.800%	12/15/42	1,225	1,012
	Florida Power & Light Co.	4.050%	10/1/44	1,347	1,144
	Florida Power & Light Co.	3.700%	12/1/47	1,415	1,141
	Florida Power & Light Co.	3.950%	3/1/48	1,923	1,597
	Florida Power & Light Co.	4.125%	6/1/48	920	783
	Florida Power & Light Co.	3.150%	10/1/49	1,472	1,069
	Florida Power & Light Co.	2.875%	12/4/51	1,500	1,021
[3]	Georgia Power Co.	4.750%	9/1/40	1,270	1,150
	Georgia Power Co.	4.300%	3/15/42	1,538	1,318
	Georgia Power Co.	4.300%	3/15/43	1,410	1,176
[3]	Georgia Power Co.	3.700%	1/30/50	1,630	1,219
[3]	Georgia Power Co.	3.250%	3/15/51	805	555
	Iberdrola International BV	6.750%	7/15/36	837	889
[3]	Idaho Power Co.	4.200%	3/1/48	863	709
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	943
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	835	618
	Indiana Michigan Power Co.	3.250%	5/1/51	1,250	855
	Interstate Power & Light Co.	6.250%	7/15/39	574	592
	Interstate Power & Light Co.	3.700%	9/15/46	790	572
	Interstate Power & Light Co.	3.100%	11/30/51	855	558
	ITC Holdings Corp.	5.300%	7/1/43	617	551
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	967	911
	Kentucky Utilities Co.	5.125%	11/1/40	1,342	1,271

87

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Utilities Co.	4.375%	10/1/45	1,072	907
	Kentucky Utilities Co.	3.300%	6/1/50	920	651
	Louisville Gas & Electric Co.	4.250%	4/1/49	805	672
	MidAmerican Energy Co.	4.800%	9/15/43	1,133	1,061
	MidAmerican Energy Co.	4.250%	5/1/46	1,352	1,146
	MidAmerican Energy Co.	3.950%	8/1/47	1,730	1,426
	MidAmerican Energy Co.	3.650%	8/1/48	1,865	1,467
	MidAmerican Energy Co.	4.250%	7/15/49	2,222	1,909
[3]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,199
	National Grid USA	5.803%	4/1/35	602	561
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	725	756
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	550	460
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	827
[3]	Nevada Power Co.	6.650%	4/1/36	1,088	1,188
[3]	Nevada Power Co.	6.750%	7/1/37	642	710
[3]	Nevada Power Co.	3.125%	8/1/50	1,180	799
[3]	Nevada Power Co.	5.900%	5/1/53	500	536
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,050	695
	NiSource Inc.	5.950%	6/15/41	766	774
	NiSource Inc.	5.250%	2/15/43	1,667	1,578
	NiSource Inc.	4.800%	2/15/44	1,740	1,536
	NiSource Inc.	5.650%	2/1/45	1,480	1,449
	NiSource Inc.	4.375%	5/15/47	505	425
	NiSource Inc.	3.950%	3/30/48	1,317	1,029
	Northern States Power Co.	6.250%	6/1/36	890	958
	Northern States Power Co.	6.200%	7/1/37	910	981
	Northern States Power Co.	5.350%	11/1/39	375	378
	Northern States Power Co.	4.125%	5/15/44	1,175	997
	Northern States Power Co.	4.000%	8/15/45	1,185	968
	Northern States Power Co.	3.600%	9/15/47	400	309
	Northern States Power Co.	2.900%	3/1/50	1,065	733
	Northern States Power Co.	2.600%	6/1/51	1,101	705
	Northern States Power Co.	3.200%	4/1/52	790	566
	Northern States Power Co.	4.500%	6/1/52	1,100	999
	NorthWestern Corp.	4.176%	11/15/44	802	652
	NSTAR Electric Co.	5.500%	3/15/40	797	802
	NSTAR Electric Co.	4.400%	3/1/44	935	817
	NSTAR Electric Co.	4.950%	9/15/52	1,031	1,001
	Oglethorpe Power Corp.	5.950%	11/1/39	1,460	1,408
	Oglethorpe Power Corp.	5.375%	11/1/40	802	726
[5]	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	796
	Oglethorpe Power Corp.	5.050%	10/1/48	527	453
	Oglethorpe Power Corp.	5.250%	9/1/50	440	387
	Ohio Edison Co.	6.875%	7/15/36	400	431
	Ohio Power Co.	4.150%	4/1/48	785	639
	Ohio Power Co.	4.000%	6/1/49	809	641
[3]	Ohio Power Co.	2.900%	10/1/51	740	484
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	975	779
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	376
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	940	1,091
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	623	755
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	397
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,120	1,023
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	573	572
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	670	540
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	725	590
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	805	684
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	917	742
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,480	1,052
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	736
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	825	542
[5]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	950	924
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	735	749
	ONE Gas Inc.	4.658%	2/1/44	1,230	1,065
	ONE Gas Inc.	4.500%	11/1/48	900	746
	Pacific Gas & Electric Co.	4.500%	7/1/40	5,474	4,285
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,015	760
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,940	2,287
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,465	1,048
	Pacific Gas & Electric Co.	4.250%	3/15/46	100	71
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,155	1,459
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,524	5,111
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,210	1,391
	Pacific Gas & Electric Co.	5.250%	3/1/52	640	525
	PacifiCorp	5.250%	6/15/35	567	558
	PacifiCorp	6.100%	8/1/36	720	742
	PacifiCorp	6.250%	10/15/37	1,928	2,049
	PacifiCorp	6.350%	7/15/38	940	1,012
	PacifiCorp	6.000%	1/15/39	1,032	1,075
	PacifiCorp	4.100%	2/1/42	572	473
	PacifiCorp	4.125%	1/15/49	1,240	1,019
	PacifiCorp	4.150%	2/15/50	1,134	937
	PacifiCorp	3.300%	3/15/51	800	577
	PacifiCorp	2.900%	6/15/52	1,653	1,088
	PacifiCorp	5.350%	12/1/53	1,750	1,751
	PECO Energy Co.	5.950%	10/1/36	590	619
	PECO Energy Co.	4.150%	10/1/44	533	454
	PECO Energy Co.	3.700%	9/15/47	625	491
	PECO Energy Co.	3.900%	3/1/48	765	630
	PECO Energy Co.	3.000%	9/15/49	750	515
	PECO Energy Co.	3.050%	3/15/51	555	380
	PECO Energy Co.	2.850%	9/15/51	870	577
	PECO Energy Co.	4.600%	5/15/52	675	610
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	550	475
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	713	514
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	990	673
	Potomac Electric Power Co.	6.500%	11/15/37	1,420	1,556
	Potomac Electric Power Co.	4.150%	3/15/43	1,235	1,043
	PPL Electric Utilities Corp.	6.250%	5/15/39	665	715
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,080	893
	PPL Electric Utilities Corp.	3.950%	6/1/47	631	514
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,882	1,586
	PPL Electric Utilities Corp.	3.000%	10/1/49	150	103
	Progress Energy Inc.	6.000%	12/1/39	600	607
[3]	Public Service Co. of Colorado	6.250%	9/1/37	986	1,074
	Public Service Co. of Colorado	6.500%	8/1/38	571	629
	Public Service Co. of Colorado	3.600%	9/15/42	490	387
	Public Service Co. of Colorado	4.300%	3/15/44	665	566
	Public Service Co. of Colorado	3.800%	6/15/47	970	770
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,038
	Public Service Co. of Colorado	4.050%	9/15/49	1,042	859
[3]	Public Service Co. of Colorado	2.700%	1/15/51	700	451
[3]	Public Service Co. of Colorado	4.500%	6/1/52	825	739
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,740	1,347
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	752
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	245	249
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	591
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	710	568
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	977	780
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	995	761
[3]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,100	909
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	698
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	895	645
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,275	830
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	950	531
	Puget Sound Energy Inc.	6.274%	3/15/37	520	533
	Puget Sound Energy Inc.	5.757%	10/1/39	800	800
	Puget Sound Energy Inc.	5.795%	3/15/40	900	896
	Puget Sound Energy Inc.	5.638%	4/15/41	540	529
	Puget Sound Energy Inc.	4.300%	5/20/45	774	629
	Puget Sound Energy Inc.	4.223%	6/15/48	996	816
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	812
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	454
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	844
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	625	490
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,055	887
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,217	874
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,050	830
	Sempra Energy	3.800%	2/1/38	1,619	1,327
	Sempra Energy	6.000%	10/15/39	1,279	1,298
	Sempra Energy	4.000%	2/1/48	1,342	1,055
	Southern California Edison Co.	6.000%	1/15/34	1,085	1,130
[3]	Southern California Edison Co.	5.750%	4/1/35	618	620
[3]	Southern California Edison Co.	5.350%	7/15/35	1,175	1,134

88

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.625%	2/1/36	618	603
[3]	Southern California Edison Co.	5.550%	1/15/37	716	702
[3]	Southern California Edison Co.	5.950%	2/1/38	1,175	1,187
	Southern California Edison Co.	6.050%	3/15/39	940	953
	Southern California Edison Co.	5.500%	3/15/40	905	876
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,370
	Southern California Edison Co.	4.050%	3/15/42	605	483
[3]	Southern California Edison Co.	3.900%	3/15/43	796	615
	Southern California Edison Co.	4.650%	10/1/43	2,140	1,850
[3]	Southern California Edison Co.	3.600%	2/1/45	890	641
	Southern California Edison Co.	4.000%	4/1/47	595	467
[3]	Southern California Edison Co.	4.125%	3/1/48	1,865	1,490
[3]	Southern California Edison Co.	4.875%	3/1/49	1,755	1,551
	Southern California Edison Co.	3.650%	2/1/50	1,040	764
[3]	Southern California Edison Co.	2.950%	2/1/51	1,235	792
[3]	Southern California Edison Co.	3.650%	6/1/51	1,100	808
	Southern California Edison Co.	3.450%	2/1/52	1,420	1,014
[3]	Southern California Edison Co.	5.450%	6/1/52	900	864
	Southern California Gas Co.	5.125%	11/15/40	400	379
	Southern California Gas Co.	3.750%	9/15/42	875	687
[3]	Southern California Gas Co.	4.125%	6/1/48	915	735
[3]	Southern California Gas Co.	4.300%	1/15/49	1,225	1,012
[3]	Southern California Gas Co.	3.950%	2/15/50	694	540
	Southern California Gas Co.	6.350%	11/15/52	900	991
	Southern Co.	4.250%	7/1/36	1,675	1,463
	Southern Co.	4.400%	7/1/46	2,758	2,307
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,677	1,669
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	930	764
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,215	915
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	900	719
	Southern Power Co.	5.150%	9/15/41	1,031	930
	Southern Power Co.	5.250%	7/15/43	746	670
[3]	Southern Power Co.	4.950%	12/15/46	844	719
	Southwest Gas Corp.	3.800%	9/29/46	760	526
	Southwest Gas Corp.	4.150%	6/1/49	815	588
	Southwestern Electric Power Co.	6.200%	3/15/40	860	876
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	655	500
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	655	486
	Southwestern Electric Power Co.	3.250%	11/1/51	1,218	805
	Southwestern Public Service Co.	4.500%	8/15/41	996	871
	Southwestern Public Service Co.	3.400%	8/15/46	590	427
	Southwestern Public Service Co.	3.700%	8/15/47	560	424
[3]	Southwestern Public Service Co.	4.400%	11/15/48	540	453
[3]	Southwestern Public Service Co.	3.150%	5/1/50	906	630
	Tampa Electric Co.	4.100%	6/15/42	540	440
	Tampa Electric Co.	4.350%	5/15/44	540	443
	Tampa Electric Co.	4.300%	6/15/48	1,050	845
	Tampa Electric Co.	4.450%	6/15/49	575	476
	Tampa Electric Co.	3.625%	6/15/50	900	654
	Tampa Electric Co.	3.450%	3/15/51	1,000	703
	Toledo Edison Co.	6.150%	5/15/37	690	713
	Tucson Electric Power Co.	4.850%	12/1/48	1,015	871
	Tucson Electric Power Co.	4.000%	6/15/50	600	456
	Union Electric Co.	5.300%	8/1/37	405	392
	Union Electric Co.	8.450%	3/15/39	710	900
	Union Electric Co.	3.900%	9/15/42	1,225	1,003
	Union Electric Co.	3.650%	4/15/45	952	732
	Union Electric Co.	4.000%	4/1/48	800	643
	Union Electric Co.	3.250%	10/1/49	575	406
	Union Electric Co.	2.625%	3/15/51	1,092	694
	Union Electric Co.	3.900%	4/1/52	555	450
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	1,067	1,099
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,753	1,814
	Virginia Electric & Power Co.	6.350%	11/30/37	1,756	1,862
	Virginia Electric & Power Co.	4.000%	1/15/43	1,023	832
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	1,187	1,042
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	624	508
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	1,055	835
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	1,433	1,101
	Virginia Electric & Power Co.	4.600%	12/1/48	1,025	895
	Virginia Electric & Power Co.	3.300%	12/1/49	1,203	863
	Virginia Electric & Power Co.	2.450%	12/15/50	1,172	699
	Virginia Electric & Power Co.	2.950%	11/15/51	1,557	1,032
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	1,415	1,245
[3]	Washington Gas Light Co.	3.796%	9/15/46	650	488
[3]	Washington Gas Light Co.	3.650%	9/15/49	955	698
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	626
	Wisconsin Electric Power Co.	5.700%	12/1/36	440	442
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,175	964
	Wisconsin Power & Light Co.	6.375%	8/15/37	540	571
	Wisconsin Power & Light Co.	3.650%	4/1/50	570	420
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	316
	Wisconsin Public Service Corp.	4.752%	11/1/44	809	714
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,000	643
	Xcel Energy Inc.	6.500%	7/1/36	552	597
	Xcel Energy Inc.	3.500%	12/1/49	1,120	819
					433,812
Total Corporate Bonds (Cost $4,547,480)					3,549,011
Sovereign Bonds (3.1%)
	Equinor ASA	3.625%	4/6/40	838	687
	Equinor ASA	5.100%	8/17/40	1,355	1,331
	Equinor ASA	4.250%	11/23/41	2,140	1,884
	Equinor ASA	3.950%	5/15/43	1,852	1,550
	Equinor ASA	4.800%	11/8/43	2,090	1,964
	Equinor ASA	3.250%	11/18/49	2,720	1,987
	Equinor ASA	3.700%	4/6/50	1,281	1,022
	European Investment Bank	4.875%	2/15/36	1,917	2,043
	Export-Import Bank of Korea	2.500%	6/29/41	1,060	737
[3]	Inter-American Development Bank	3.875%	10/28/41	1,345	1,244
	Inter-American Development Bank	3.200%	8/7/42	1,130	941
	Inter-American Development Bank	4.375%	1/24/44	918	902
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	595	618
[6]	KFW	0.000%	4/18/36	2,795	1,597
[6]	KFW	0.000%	6/29/37	2,079	1,139
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	600	650
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	2,134	2,705
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	795	734
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	7,997	7,857
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	5,392	5,169
	Province of British Columbia	7.250%	9/1/36	665	852
[3]	Republic of Chile	2.550%	7/27/33	2,791	2,189
[3]	Republic of Chile	3.500%	1/31/34	3,305	2,826
[3]	Republic of Chile	3.100%	5/7/41	4,780	3,439
[3]	Republic of Chile	4.340%	3/7/42	4,025	3,409
[3]	Republic of Chile	3.500%	1/25/50	3,835	2,784
[3]	Republic of Chile	4.000%	1/31/52	4,515	3,500
[3]	Republic of Chile	3.100%	1/22/61	3,520	2,197
[3]	Republic of Chile	3.250%	9/21/71	2,025	1,251
	Republic of Hungary	7.625%	3/29/41	2,502	2,727
	Republic of Indonesia	4.350%	1/11/48	2,535	2,185
	Republic of Indonesia	5.350%	2/11/49	2,357	2,301
	Republic of Indonesia	3.700%	10/30/49	1,800	1,393
	Republic of Indonesia	3.500%	2/14/50	2,445	1,818
	Republic of Indonesia	4.200%	10/15/50	3,325	2,750
	Republic of Indonesia	3.050%	3/12/51	1,852	1,342
[3]	Republic of Indonesia	4.300%	3/31/52	2,055	1,740
[3]	Republic of Indonesia	5.450%	9/20/52	400	396
[3]	Republic of Indonesia	3.200%	9/23/61	1,126	770
	Republic of Indonesia	4.450%	4/15/70	2,205	1,852
	Republic of Indonesia	3.350%	3/12/71	1,750	1,162
	Republic of Italy	5.375%	6/15/33	1,500	1,435
	Republic of Italy	4.000%	10/17/49	4,153	2,940
	Republic of Italy	3.875%	5/6/51	6,070	4,015
	Republic of Korea	4.125%	6/10/44	2,333	2,147
	Republic of Korea	3.875%	9/20/48	589	513
[3]	Republic of Panama	6.400%	2/14/35	1,210	1,231
[3]	Republic of Panama	6.700%	1/26/36	5,271	5,518
[3]	Republic of Panama	4.500%	5/15/47	1,990	1,532
[3]	Republic of Panama	4.500%	4/16/50	4,412	3,334
[3]	Republic of Panama	4.300%	4/29/53	3,013	2,192
[3]	Republic of Panama	4.500%	4/1/56	4,450	3,270
[3]	Republic of Panama	3.870%	7/23/60	5,315	3,439
[3]	Republic of Panama	4.500%	1/19/63	2,815	1,993
	Republic of Peru	8.750%	11/21/33	4,900	5,985

89

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Peru	3.000%	1/15/34	5,368	4,243
[3]	Republic of Peru	6.550%	3/14/37	2,267	2,397
[3]	Republic of Peru	3.300%	3/11/41	1,080	788
	Republic of Peru	5.625%	11/18/50	5,761	5,716
[3]	Republic of Peru	3.550%	3/10/51	765	546
[3]	Republic of Peru	2.780%	12/1/60	2,345	1,377
[3]	Republic of Peru	3.600%	1/15/72	3,025	1,977
[3]	Republic of Peru	3.230%	7/28/21	1,840	1,078
	Republic of the Philippines	5.609%	4/13/33	990	1,045
	Republic of the Philippines	6.375%	10/23/34	2,918	3,233
	Republic of the Philippines	5.000%	1/13/37	1,655	1,610
	Republic of the Philippines	3.950%	1/20/40	5,944	5,033
	Republic of the Philippines	3.700%	3/1/41	2,015	1,642
	Republic of the Philippines	3.700%	2/2/42	3,605	2,926
	Republic of the Philippines	2.950%	5/5/45	3,419	2,466
	Republic of the Philippines	2.650%	12/10/45	2,485	1,671
	Republic of the Philippines	3.200%	7/6/46	3,565	2,602
	Republic of the Philippines	4.200%	3/29/47	1,900	1,626
	Republic of the Philippines	5.950%	10/13/47	600	642
	State of Israel	4.500%	1/30/43	3,818	3,554
	State of Israel	4.125%	1/17/48	1,770	1,554
	State of Israel	3.375%	1/15/50	3,732	2,857
	State of Israel	3.875%	7/3/50	4,115	3,450
	State of Israel	4.500%	4/3/20	1,363	1,191
[3]	United Mexican States	7.500%	4/8/33	3,007	3,366
[3]	United Mexican States	4.875%	5/19/33	1,255	1,154
[3]	United Mexican States	3.500%	2/12/34	5,355	4,294
[3]	United Mexican States	6.750%	9/27/34	250	262
	United Mexican States	6.050%	1/11/40	6,474	6,279
[3]	United Mexican States	4.280%	8/14/41	8,295	6,414
[3]	United Mexican States	4.750%	3/8/44	7,444	6,013
	United Mexican States	5.550%	1/21/45	3,445	3,091
	United Mexican States	4.600%	1/23/46	4,176	3,248
	United Mexican States	4.350%	1/15/47	2,578	1,933
	United Mexican States	4.600%	2/10/48	3,611	2,795
[3]	United Mexican States	4.500%	1/31/50	4,160	3,166
[3]	United Mexican States	5.000%	4/27/51	4,652	3,785
[3]	United Mexican States	4.400%	2/12/52	5,005	3,681
[3]	United Mexican States	3.771%	5/24/61	5,707	3,625
[3]	United Mexican States	5.750%	10/12/10	4,716	3,975
Total Sovereign Bonds (Cost $295,073)					231,493
Taxable Municipal Bonds (3.0%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	558
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	812
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	813
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	788
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	395	411
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,634
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	670	783
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,591
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,819
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,111
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	500
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	564
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.500%	4/1/33	1,425	1,370
	California GO	7.500%	4/1/34	3,385	4,089
	California GO	4.600%	4/1/38	1,350	1,271
	California GO	7.550%	4/1/39	5,320	6,659
	California GO	7.300%	10/1/39	2,905	3,529
	California GO	7.350%	11/1/39	1,650	2,014
	California GO	7.625%	3/1/40	2,365	2,987
	California GO	7.600%	11/1/40	3,710	4,753
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	200	177
	California State University Systemwide Revenue	3.899%	11/1/47	200	170
	California State University Systemwide Revenue	2.897%	11/1/51	650	458
	California State University Systemwide Revenue	2.975%	11/1/51	1,385	958
	California State University Systemwide Revenue	2.719%	11/1/52	725	489
	California State University Systemwide Revenue	2.939%	11/1/52	725	490
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	834
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	442
	Chicago IL GO Prere.	7.045%	1/1/23	80	80
	Chicago IL GO	7.045%	1/1/29	515	523
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,315
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	727
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	264
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	608
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,870	4,289
	Clark County NV Airport System Revenue	6.820%	7/1/45	800	941
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	877
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	803
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	483
	Cook County IL GO	6.229%	11/15/34	925	996
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	901
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,143
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	958
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	778
[7]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,498
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	776
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	486
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,030
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	449
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	360
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,039
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	627
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	928
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	880
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,111	2,258

90

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,951	2,106
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	525	532
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	378
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	600	482
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	399
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	775
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	562
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	592
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	975	902
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,131
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	896
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,418
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	442
	Houston TX GO	3.961%	3/1/47	1,135	979
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	272
	Illinois GO	5.100%	6/1/33	15,185	14,574
	Illinois GO	6.630%	2/1/35	820	831
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	790	848
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,013
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	547
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	754
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	756
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	405
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,479
[9]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	418
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	615
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,442
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,094
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	2,047
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,065	2,310
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,077
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	859
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	1,400	1,326
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	884
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	534
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	376
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	895
	Massachusetts GO	2.663%	9/1/39	987	783
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts GO	5.456%	12/1/39	1,485	1,559
Massachusetts GO	2.813%	9/1/43	845	610
Massachusetts GO	2.900%	9/1/49	580	401
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,029
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	775
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	893
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	441
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	754
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	897
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,417
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	605	485
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	293
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	938
Michigan State University Revenue	4.165%	8/15/22	1,000	737
Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	504
Mississippi GO	5.245%	11/1/34	700	714
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	731
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	441
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	650	538
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	866
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	739
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,054
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,413
New York City NY GO	5.517%	10/1/37	775	798
New York City NY GO	6.271%	12/1/37	750	822
New York City NY GO	5.263%	10/1/52	300	301
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	676
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	786
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	662
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	588
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	972
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,078
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	600	621
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	719

91

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	872
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	785
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	41
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	42
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,100	1,812
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,825
	New York State Dormitory Authority Revenue	3.142%	7/1/43	370	281
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	762
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	1,877
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	797
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	600	442
	New York State Thruway Authority General Revenue	2.900%	1/1/35	635	521
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	860
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	775	710
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,050	1,078
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	187
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	1,908
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,253
	Ohio State University General Receipts Revenue	3.798%	12/1/46	650	544
	Ohio State University General Receipts Revenue	4.800%	6/1/11	872	718
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	695
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,114
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	908
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,043
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	837
[8]	Oregon GO	3.424%	3/1/60	650	450
	Pennsylvania State University Revenue	2.790%	9/1/43	750	535
	Pennsylvania State University Revenue	2.840%	9/1/50	780	512
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	924
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	437
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	914
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	747
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	970
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	872
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	556
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	566
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,622
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	581
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,445	2,989
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	973
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	414
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	779
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	679
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	301
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	466
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	960
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	558
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	584
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,093
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	814
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	586
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	695
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	475
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	838
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,300
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,109
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	679
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	831
	Texas GO	5.517%	4/1/39	2,165	2,287
	Texas GO	3.211%	4/1/44	1,300	1,030
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,155
	Texas Transportation Commission GO	4.681%	4/1/40	450	437
	Texas Transportation Commission GO	2.562%	4/1/42	660	487
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	682
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	623
[9]	Tucson City AZ COP	2.856%	7/1/47	725	484
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,222
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	767
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	941
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	700	612
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,011
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	355
	University of California Revenue	5.770%	5/15/43	980	1,031
	University of California Revenue	5.946%	5/15/45	600	632
	University of California Revenue	3.071%	5/15/51	1,000	669
	University of California Revenue	4.858%	5/15/12	1,440	1,214

92

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	4.767%	5/15/15	900	734
	University of Michigan Revenue	2.437%	4/1/40	905	651
	University of Michigan Revenue	2.562%	4/1/50	500	324
	University of Michigan Revenue	3.504%	4/1/52	600	468
	University of Michigan Revenue	3.504%	4/1/52	500	389
	University of Michigan Revenue	4.454%	4/1/22	2,300	1,865
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	543
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	725	443
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,062
	University of Texas Financing System Revenue	3.354%	8/15/47	800	615
	University of Texas Financing System Revenue	2.439%	8/15/49	600	377
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	543
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	732
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,022
	University of Virginia Revenue	4.179%	9/1/17	975	744
	Washington GO	5.140%	8/1/40	860	868
[9]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	80	55
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	786
Total Taxable Municipal Bonds (Cost $242,540)					224,657
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[10]	Vanguard Market Liquidity Fund (Cost $35,457)	4.334%		354,639	35,460
Total Investments (99.2%) (Cost $9,494,040)					7,361,460
Other Assets and Liabilities—Net (0.8%)					60,687
Net Assets (100%)					7,422,147
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $716,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $81,175,000, representing 1.1% of net assets.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
Prere.—Prerefunded.
SO—Special Obligation.
93

Long-Term Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	March 2023	139	17,423	1

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2023	(45)	(6,044)	221
				222

See accompanying Notes, which are an integral part of the Financial Statements.
94

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,458,583)	7,326,000
Affiliated Issuers (Cost $35,457)	35,460
Total Investments in Securities	7,361,460
Investment in Vanguard	273
Cash	759
Receivables for Investment Securities Sold	17,648
Receivables for Accrued Income	81,658
Receivables for Capital Shares Issued	636
Other Assets	9
Total Assets	7,462,443
Liabilities
Payables for Investment Securities Purchased	35,974
Payables for Capital Shares Redeemed	3,199
Payables for Distributions	939
Payables to Vanguard	164
Variation Margin Payable—Futures Contracts	20
Total Liabilities	40,296
Net Assets	7,422,147
At December 31, 2022, net assets consisted of:

Paid-in Capital	9,977,621
Total Distributable Earnings (Loss)	(2,555,474)
Net Assets	7,422,147

ETF Shares—Net Assets
Applicable to 58,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,217,842
Net Asset Value Per Share—ETF Shares	$72.35

Admiral Shares—Net Assets
Applicable to 171,450,528 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,884,195
Net Asset Value Per Share—Admiral Shares	$10.99

Institutional Shares—Net Assets
Applicable to 87,661,183 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	963,370
Net Asset Value Per Share—Institutional Shares	$10.99

Institutional Plus Shares—Net Assets
Applicable to 32,461,855 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	356,740
Net Asset Value Per Share—Institutional Plus Shares	$10.99

See accompanying Notes, which are an integral part of the Financial Statements.
95

Long-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Interest[1]	311,007
Total Income	311,007
Expenses
The Vanguard Group—Note B
Investment Advisory Services	170
Management and Administrative—ETF Shares	1,148
Management and Administrative—Admiral Shares	1,334
Management and Administrative—Institutional Shares	499
Management and Administrative—Institutional Plus Shares	269
Marketing and Distribution—ETF Shares	237
Marketing and Distribution—Admiral Shares	74
Marketing and Distribution—Institutional Shares	32
Marketing and Distribution—Institutional Plus Shares	15
Custodian Fees	46
Auditing Fees	38
Shareholders’ Reports—ETF Shares	323
Shareholders’ Reports—Admiral Shares	62
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	1
Trustees’ Fees and Expenses	3
Other Expenses	27
Total Expenses	4,279
Expenses Paid Indirectly	(24)
Net Expenses	4,255
Net Investment Income	306,752
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(399,914)
Futures Contracts	(8,516)
Realized Net Gain (Loss)	(408,430)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,907,562)
Futures Contracts	(136)
Change in Unrealized Appreciation (Depreciation)	(2,907,698)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,009,376)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $746,000, $12,000, less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($3,095,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
96

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	306,752	323,620
Realized Net Gain (Loss)	(408,430)	302,040
Change in Unrealized Appreciation (Depreciation)	(2,907,698)	(963,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,009,376)	(337,797)
Distributions
ETF Shares	(168,531)	(191,864)
Admiral Shares	(79,625)	(97,956)
Institutional Shares	(41,305)	(50,563)
Institutional Plus Shares	(27,818)	(39,219)
Total Distributions	(317,279)	(379,602)
Capital Share Transactions
ETF Shares	(313,580)	797,570
Admiral Shares	(117,312)	(240,144)
Institutional Shares	(105,658)	(51,596)
Institutional Plus Shares	(369,816)	(218,150)
Net Increase (Decrease) from Capital Share Transactions	(906,366)	287,680
Total Increase (Decrease)	(4,233,021)	(429,719)
Net Assets
Beginning of Period	11,655,168	12,084,887
End of Period	7,422,147	11,655,168

See accompanying Notes, which are an integral part of the Financial Statements.
97

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$103.14	$109.58	$99.92	$87.08	$94.91
Investment Operations
Net Investment Income[1]	2.916	2.966	3.242	3.445	3.461
Net Realized and Unrealized Gain (Loss) on Investments	(30.687)[2]	(5.939)[2]	12.817	12.976	(7.728)
Total from Investment Operations	(27.771)	(2.973)	16.059	16.421	(4.267)
Distributions
Dividends from Net Investment Income	(2.915)	(2.955)	(3.236)	(3.409)	(3.420)
Distributions from Realized Capital Gains	(.104)	(.512)	(3.163)	(.172)	(.143)
Total Distributions	(3.019)	(3.467)	(6.399)	(3.581)	(3.563)
Net Asset Value, End of Period	$72.35	$103.14	$109.58	$99.92	$87.08
Total Return	-27.20%	-2.63%	16.24%	19.09%	-4.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,218	$6,271	$5,808	$4,357	$2,708
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.54%	2.88%	2.96%	3.58%	3.93%
Portfolio Turnover Rate[4]	25%	30%	48%	33%	38%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.01 and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
98

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,			February 7, 2019[1] to December 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$15.67	$16.65	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.439	.446	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	(4.664)	(.902)	1.950	1.728
Total from Investment Operations	(4.225)	(.456)	2.440	2.193
Distributions
Dividends from Net Investment Income	(.439)	(.446)	(.490)	(.467)
Distributions from Realized Capital Gains	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.455)	(.524)	(.970)	(.493)
Net Asset Value, End of Period	$10.99	$15.67	$16.65	$15.18
Total Return[3]	-27.22%	-2.66%	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,884	$2,831	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%	0.07%	0.07%[5]
Ratio of Net Investment Income to Average Net Assets	3.52%	2.86%	2.95%	3.44%[5]
Portfolio Turnover Rate[6]	25%	30%	48%	33%[7]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
99

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.67	$16.65	$15.18	$13.23	$14.42
Investment Operations
Net Investment Income[1]	.442	.449	.494	.525	.529
Net Realized and Unrealized Gain (Loss) on Investments	(4.665)	(.902)	1.949	1.975	(1.169)
Total from Investment Operations	(4.223)	(.453)	2.443	2.500	(.640)
Distributions
Dividends from Net Investment Income	(.441)	(.449)	(.493)	(.524)	(.528)
Distributions from Realized Capital Gains	(.016)	(.078)	(.480)	(.026)	(.022)
Total Distributions	(.457)	(.527)	(.973)	(.550)	(.550)
Net Asset Value, End of Period	$10.99	$15.67	$16.65	$15.18	$13.23
Total Return	-27.20%[2]	-2.64%[2]	16.25%[2]	19.12%[2]	-4.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$963	$1,501	$1,649	$2,097	$2,706
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.53%	2.88%	2.98%	3.64%	3.95%
Portfolio Turnover Rate[4]	25%	30%	48%	33%	38%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
100

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.67	$16.65	$15.18	$13.23	$14.42
Investment Operations
Net Investment Income[1]	.442	.452	.498	.526	.530
Net Realized and Unrealized Gain (Loss) on Investments	(4.664)	(.903)	1.947	1.975	(1.168)
Total from Investment Operations	(4.222)	(.451)	2.445	2.501	(.638)
Distributions
Dividends from Net Investment Income	(.442)	(.451)	(.495)	(.525)	(.530)
Distributions from Realized Capital Gains	(.016)	(.078)	(.480)	(.026)	(.022)
Total Distributions	(.458)	(.529)	(.975)	(.551)	(.552)
Net Asset Value, End of Period	$10.99	$15.67	$16.65	$15.18	$13.23
Total Return	-27.20%[2]	-2.63%[2]	16.26%[2]	19.14%[2]	-4.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$357	$1,052	$1,362	$2,960	$2,972
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.50%	2.90%	3.02%	3.63%	3.96%
Portfolio Turnover Rate[4]	25%	30%	48%	33%	38%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
101

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
102

Long-Term Bond Index Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $273,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $24,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
103

Long-Term Bond Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,320,839	—	3,320,839
Corporate Bonds	—	3,549,011	—	3,549,011
Sovereign Bonds	—	231,493	—	231,493
Taxable Municipal Bonds	—	224,657	—	224,657
Temporary Cash Investments	35,460	—	—	35,460
Total	35,460	7,326,000	—	7,361,460

Derivative Financial Instruments
Assets
Futures Contracts[1]	222	—	—	222
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(4,841)
Total Distributable Earnings (Loss)	4,841
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	389
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(394,661)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(2,161,202)
104

Long-Term Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	306,352	323,739
Long-Term Capital Gains	10,927	55,863
Total	317,279	379,602
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,522,662
Gross Unrealized Appreciation	24,994
Gross Unrealized Depreciation	(2,186,196)
Net Unrealized Appreciation (Depreciation)	(2,161,202)
F.  During the year ended December 31, 2022, the fund purchased $1,489,527,000 of investment securities and sold $2,511,117,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,545,371,000 and $1,437,859,000, respectively. Purchases and sales include $895,258,000 and $1,371,541,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $25,797,000 and sales were $328,835,000, resulting in net realized loss of $29,028,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,074,327	12,900	3,342,896	32,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,387,907)	(15,400)	(2,545,326)	(24,900)
Net Increase (Decrease)—ETF Shares	(313,580)	(2,500)	797,570	7,800
Admiral Shares
Issued[1]	204,946	16,262	218,838	13,987
Issued in Lieu of Cash Distributions	68,741	5,608	85,085	5,492
Redeemed	(390,999)	(31,073)	(544,067)	(35,068)
Net Increase (Decrease)—Admiral Shares	(117,312)	(9,203)	(240,144)	(15,589)
Institutional Shares
Issued[1]	150,009	12,507	260,878	16,704
Issued in Lieu of Cash Distributions	39,017	3,182	48,581	3,132
Redeemed	(294,684)	(23,836)	(361,055)	(23,067)
Net Increase (Decrease)—Institutional Shares	(105,658)	(8,147)	(51,596)	(3,231)
105

Long-Term Bond Index Fund
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued[1]	2,003	139	36,467	2,339
Issued in Lieu of Cash Distributions	27,319	2,199	39,219	2,536
Redeemed	(399,138)	(37,051)	(293,836)	(19,507)
Net Increase (Decrease)—Institutional Plus Shares	(369,816)	(34,713)	(218,150)	(14,632)
1	Includes purchase fees for fiscal 2022 and 2021 of $1,435,000 and $2,552,000, respectively (fund totals).
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
106

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
107

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Bond Index Fund	558,421
Intermediate-Term Bond Index Fund	334,942
Long-Term Bond Index Fund	101,025
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
Short-Term Bond Index Fund	18,651
Intermediate-Term Bond Index Fund	9,088
Long-Term Bond Index Fund	10,927
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Bond Index Fund	100.0%
Intermediate-Term Bond Index Fund	100.0
Long-Term Bond Index Fund	100.0
The following percentages, or if significantly determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Bond Index Fund	88.1%
Intermediate-Term Bond Index Fund	88.8
Long-Term Bond Index Fund	89.9
108

"Bloomberg®," Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index, Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index, and Bloomberg U.S. Long Government/Credit Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Bond Market Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Bond Market Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Bond Market Index Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index, Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index, and Bloomberg U.S. Long Government/Credit Float Adjusted Index (the Indices), which are determined, composed and calculated by BISL without regard to Vanguard or the Bond Market Index Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Bond Market Index Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Bond Market Index Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Bond Market Index Funds customers, in connection with the administration, marketing or trading of the Bond Market Index Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE BOND MARKET INDEX FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE BOND MARKET INDEX FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
109

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the
Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard.
Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director
(2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q3140 022023

Annual Report  |  December 31, 2022
Vanguard Total Bond Market Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	4
Financial Statements	8
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Returns for Vanguard Total Bond Market Index Fund ranged from –13.25% for Investor Shares to –13.13% for Institutional Select Shares. The fund’s benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index, returned –13.07%.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	With yields rising and prices falling, U.S. Treasuries returned –12.46%. Returns were higher for mortgage-backed bonds (–11.81%) and lower for corporate bonds (–15.76%), as measured by components of the Bloomberg U.S. Aggregate Bond Index.
•	By credit quality, lower-rated investment-grade bonds generally fared worse than higher-rated ones; by maturity, longer-dated bonds trailed those with shorter maturities.
•	Over the past decade, the fund recorded an average annual return of about 1%, in line with its benchmark index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$968.90	$0.74
ETF Shares	1,000.00	969.70	0.15
Admiral™ Shares	1,000.00	969.40	0.25
Institutional Shares	1,000.00	969.50	0.17
Institutional Plus Shares	1,000.00	969.50	0.15
Institutional Select Shares	1,000.00	969.60	0.05
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.03	0.18
Institutional Plus Shares	1,000.00	1,025.05	0.15
Institutional Select Shares	1,000.00	1,025.15	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total Bond Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund Investor Shares	-13.25%	-0.11%	0.90%	$10,935
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund ETF Shares Net Asset Value	-13.15%	-0.01%	1.01%	$11,059
Total Bond Market Index Fund ETF Shares Market Price	-13.12	-0.03	0.99	11,040
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund Admiral Shares	-13.16%	-0.01%	1.00%	$11,050
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Bond Market Index Fund Institutional Shares	-13.15%	0.01%	1.02%	$5,532,007
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	5,564,805

See Financial Highlights for dividend and capital gains information.

Total Bond Market Index Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Total Bond Market Index Fund Institutional Plus Shares	-13.14%	0.01%	1.02%	$110,734,290
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	111,296,100

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $3,000,000,000 Investment
Total Bond Market Index Fund Institutional Select Shares	-13.13%	0.03%	0.23%	$3,044,786,100
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	0.27	3,053,676,300
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Total Bond Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2012, Through December 31, 2022
	One Year	Five Years	Ten Years
Total Bond Market Index Fund ETF Shares Market Price	-13.12%	-0.14%	10.40%
Total Bond Market Index Fund ETF Shares Net Asset Value	-13.15	-0.03	10.59
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.29	11.30
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Total Bond Market Index Fund
Fund Allocation
As of December 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	26.9
Sovereign Bonds	3.4
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	66.5
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.1%)
U.S. Government Securities (44.5%)
	United States Treasury Note/Bond	2.250%	1/31/24	194,225	189,096
	United States Treasury Note/Bond	2.500%	1/31/24	648,550	633,147
	United States Treasury Note/Bond	0.125%	2/15/24	358,935	340,988
	United States Treasury Note/Bond	2.750%	2/15/24	589,749	576,848
	United States Treasury Note/Bond	1.500%	2/29/24	541,286	521,834
	United States Treasury Note/Bond	2.125%	2/29/24	480,759	466,712
	United States Treasury Note/Bond	2.375%	2/29/24	504,546	491,380
	United States Treasury Note/Bond	0.250%	3/15/24	313,295	297,043
	United States Treasury Note/Bond	2.125%	3/31/24	417,278	404,173
	United States Treasury Note/Bond	2.250%	3/31/24	951,871	923,464
	United States Treasury Note/Bond	0.375%	4/15/24	775,375	733,699
	United States Treasury Note/Bond	2.000%	4/30/24	300,822	290,246
	United States Treasury Note/Bond	2.250%	4/30/24	872,712	845,031
	United States Treasury Note/Bond	2.500%	4/30/24	461,936	448,800
	United States Treasury Note/Bond	0.250%	5/15/24	621,080	584,592
	United States Treasury Note/Bond	2.500%	5/15/24	672,918	653,046
	United States Treasury Note/Bond	2.000%	5/31/24	1,304,187	1,256,503
	United States Treasury Note/Bond	2.500%	5/31/24	802,230	778,038
	United States Treasury Note/Bond	0.250%	6/15/24	739,778	694,351
	United States Treasury Note/Bond	1.750%	6/30/24	391,554	375,280
	United States Treasury Note/Bond	2.000%	6/30/24	419,533	403,276
	United States Treasury Note/Bond	3.000%	6/30/24	1,088,095	1,061,913
	United States Treasury Note/Bond	0.375%	7/15/24	446,747	418,406
	United States Treasury Note/Bond	1.750%	7/31/24	416,564	398,404
	United States Treasury Note/Bond	2.125%	7/31/24	254,475	244,773
	United States Treasury Note/Bond	3.000%	7/31/24	206,740	201,604
	United States Treasury Note/Bond	0.375%	8/15/24	480,000	448,425
	United States Treasury Note/Bond	2.375%	8/15/24	589,190	568,476
	United States Treasury Note/Bond	1.250%	8/31/24	382,444	362,066
	United States Treasury Note/Bond	1.875%	8/31/24	306,793	293,370
	United States Treasury Note/Bond	3.250%	8/31/24	347,256	340,094
	United States Treasury Note/Bond	0.375%	9/15/24	390,820	364,134
	United States Treasury Note/Bond	1.500%	9/30/24	304,503	289,088
	United States Treasury Note/Bond	2.125%	9/30/24	482,058	462,399
	United States Treasury Note/Bond	4.250%	9/30/24	909,015	904,328
	United States Treasury Note/Bond	0.625%	10/15/24	631,945	589,980
	United States Treasury Note/Bond	1.500%	10/31/24	704,346	667,148
	United States Treasury Note/Bond	2.250%	10/31/24	282,595	271,335
	United States Treasury Note/Bond	4.375%	10/31/24	786,960	784,624
	United States Treasury Note/Bond	0.750%	11/15/24	50,701	47,326
	United States Treasury Note/Bond	2.250%	11/15/24	606,889	582,803
	United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,394
	United States Treasury Note/Bond	1.500%	11/30/24	1,229,766	1,163,474
	United States Treasury Note/Bond	2.125%	11/30/24	1,106,025	1,058,500
	United States Treasury Note/Bond	4.500%	11/30/24	508,574	508,653
	United States Treasury Note/Bond	1.000%	12/15/24	667,621	624,643
	United States Treasury Note/Bond	1.750%	12/31/24	438,703	416,357
	United States Treasury Note/Bond	2.250%	12/31/24	464,650	445,120
[1]	United States Treasury Note/Bond	4.250%	12/31/24	202,198	201,503
	United States Treasury Note/Bond	1.125%	1/15/25	576,640	539,429
	United States Treasury Note/Bond	1.375%	1/31/25	261,760	245,850
	United States Treasury Note/Bond	2.500%	1/31/25	212,880	204,664
	United States Treasury Note/Bond	1.500%	2/15/25	551,810	519,219
	United States Treasury Note/Bond	2.000%	2/15/25	401,814	382,288
	United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,242
	United States Treasury Note/Bond	1.125%	2/28/25	169,166	157,879
	United States Treasury Note/Bond	2.750%	2/28/25	343,966	332,250
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.750%	3/15/25	551,990	521,372
	United States Treasury Note/Bond	0.500%	3/31/25	9,630	8,842
	United States Treasury Note/Bond	2.625%	3/31/25	196,581	189,301
	United States Treasury Note/Bond	2.625%	4/15/25	484,668	466,265
	United States Treasury Note/Bond	0.375%	4/30/25	426,975	389,615
	United States Treasury Note/Bond	2.875%	4/30/25	208,494	201,718
	United States Treasury Note/Bond	2.125%	5/15/25	522,926	496,780
	United States Treasury Note/Bond	2.750%	5/15/25	514,430	495,782
	United States Treasury Note/Bond	0.250%	5/31/25	605,161	548,994
	United States Treasury Note/Bond	2.875%	5/31/25	255,590	247,044
	United States Treasury Note/Bond	2.875%	6/15/25	12,020	11,612
	United States Treasury Note/Bond	0.250%	6/30/25	911,940	825,876
	United States Treasury Note/Bond	2.750%	6/30/25	250,502	241,186
	United States Treasury Note/Bond	3.000%	7/15/25	560,988	543,282
	United States Treasury Note/Bond	0.250%	7/31/25	712,415	642,732
	United States Treasury Note/Bond	2.875%	7/31/25	293,610	283,609
	United States Treasury Note/Bond	2.000%	8/15/25	1,470,189	1,387,721
	United States Treasury Note/Bond	3.125%	8/15/25	240,880	233,842
	United States Treasury Note/Bond	6.875%	8/15/25	47,289	50,089
	United States Treasury Note/Bond	0.250%	8/31/25	613,825	551,771
	United States Treasury Note/Bond	2.750%	8/31/25	349,785	336,121
	United States Treasury Note/Bond	3.500%	9/15/25	13,775	13,495
	United States Treasury Note/Bond	0.250%	9/30/25	146,010	131,067
	United States Treasury Note/Bond	3.000%	9/30/25	259,032	250,330
	United States Treasury Note/Bond	4.250%	10/15/25	779,520	778,911
	United States Treasury Note/Bond	0.250%	10/31/25	530,514	474,313
	United States Treasury Note/Bond	3.000%	10/31/25	204,006	197,025
	United States Treasury Note/Bond	2.250%	11/15/25	742,427	702,522
	United States Treasury Note/Bond	4.500%	11/15/25	834,785	840,002
	United States Treasury Note/Bond	0.375%	11/30/25	874,670	782,283
	United States Treasury Note/Bond	2.875%	11/30/25	275,005	264,563
	United States Treasury Note/Bond	0.375%	12/31/25	73,113	65,299
	United States Treasury Note/Bond	2.625%	12/31/25	360,095	344,285
	United States Treasury Note/Bond	0.375%	1/31/26	964,285	857,611
	United States Treasury Note/Bond	2.625%	1/31/26	539,960	515,915
	United States Treasury Note/Bond	1.625%	2/15/26	1,076,077	994,867
	United States Treasury Note/Bond	0.500%	2/28/26	312,549	278,413
	United States Treasury Note/Bond	2.500%	2/28/26	351,250	333,468
	United States Treasury Note/Bond	0.750%	3/31/26	445,505	399,284
	United States Treasury Note/Bond	2.250%	3/31/26	473,185	445,829
[2]	United States Treasury Note/Bond	0.750%	4/30/26	1,932,407	1,727,089
	United States Treasury Note/Bond	2.375%	4/30/26	339,170	320,304
	United States Treasury Note/Bond	1.625%	5/15/26	999,944	920,418
	United States Treasury Note/Bond	0.750%	5/31/26	981,245	874,995
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	301,284
	United States Treasury Note/Bond	0.875%	6/30/26	286,605	256,153
	United States Treasury Note/Bond	1.875%	6/30/26	323,405	299,958
	United States Treasury Note/Bond	0.625%	7/31/26	703,524	621,409
	United States Treasury Note/Bond	1.875%	7/31/26	302,795	279,943
	United States Treasury Note/Bond	1.500%	8/15/26	637,414	580,943
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	35,055
	United States Treasury Note/Bond	0.750%	8/31/26	631,854	559,290
	United States Treasury Note/Bond	1.375%	8/31/26	585,567	530,670
	United States Treasury Note/Bond	0.875%	9/30/26	428,350	380,294
	United States Treasury Note/Bond	1.625%	9/30/26	389,485	356,318
	United States Treasury Note/Bond	1.125%	10/31/26	571,987	511,482
	United States Treasury Note/Bond	1.625%	10/31/26	401,104	366,007
	United States Treasury Note/Bond	2.000%	11/15/26	522,821	483,201
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	54,873

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.250%	11/30/26	631,040	565,964
	United States Treasury Note/Bond	1.625%	11/30/26	509,990	464,967
	United States Treasury Note/Bond	1.250%	12/31/26	695,530	622,608
	United States Treasury Note/Bond	1.750%	12/31/26	324,504	296,972
	United States Treasury Note/Bond	1.500%	1/31/27	910,339	821,581
	United States Treasury Note/Bond	2.250%	2/15/27	617,425	574,205
	United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,682
	United States Treasury Note/Bond	1.875%	2/28/27	381,606	349,408
	United States Treasury Note/Bond	0.625%	3/31/27	16,895	14,659
	United States Treasury Note/Bond	2.500%	3/31/27	621,558	583,196
	United States Treasury Note/Bond	0.500%	4/30/27	434,068	373,638
	United States Treasury Note/Bond	2.750%	4/30/27	670,935	635,606
	United States Treasury Note/Bond	2.375%	5/15/27	550,639	513,127
	United States Treasury Note/Bond	0.500%	5/31/27	615,745	527,905
	United States Treasury Note/Bond	2.625%	5/31/27	662,500	624,406
	United States Treasury Note/Bond	0.500%	6/30/27	386,310	330,355
	United States Treasury Note/Bond	3.250%	6/30/27	382,900	370,097
	United States Treasury Note/Bond	0.375%	7/31/27	551,465	467,797
	United States Treasury Note/Bond	2.750%	7/31/27	755,927	715,060
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	470,721
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	36,671
	United States Treasury Note/Bond	0.500%	8/31/27	783,565	666,887
	United States Treasury Note/Bond	3.125%	8/31/27	560,564	539,192
	United States Treasury Note/Bond	0.375%	9/30/27	299,065	252,009
	United States Treasury Note/Bond	4.125%	9/30/27	389,089	390,426
	United States Treasury Note/Bond	0.500%	10/31/27	560,407	473,807
	United States Treasury Note/Bond	4.125%	10/31/27	456,118	457,686
	United States Treasury Note/Bond	2.250%	11/15/27	763,084	702,991
	United States Treasury Note/Bond	0.625%	11/30/27	734,020	623,344
	United States Treasury Note/Bond	3.875%	11/30/27	889,164	884,162
	United States Treasury Note/Bond	0.625%	12/31/27	647,600	548,537
[1]	United States Treasury Note/Bond	3.875%	12/31/27	396,390	394,160
	United States Treasury Note/Bond	0.750%	1/31/28	780,282	663,484
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	627,336
	United States Treasury Note/Bond	1.125%	2/29/28	443,220	383,593
	United States Treasury Note/Bond	1.250%	3/31/28	623,400	541,774
[2]	United States Treasury Note/Bond	1.250%	4/30/28	1,535,813	1,332,318
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	712,419
	United States Treasury Note/Bond	1.250%	5/31/28	632,190	547,239
	United States Treasury Note/Bond	1.250%	6/30/28	702,448	607,069
	United States Treasury Note/Bond	1.000%	7/31/28	774,321	657,931
	United States Treasury Note/Bond	2.875%	8/15/28	951,438	895,690
	United States Treasury Note/Bond	5.500%	8/15/28	71,225	76,088
	United States Treasury Note/Bond	1.125%	8/31/28	627,455	535,984
	United States Treasury Note/Bond	1.250%	9/30/28	483,265	415,004
	United States Treasury Note/Bond	1.375%	10/31/28	445,915	384,880
	United States Treasury Note/Bond	3.125%	11/15/28	817,900	779,689
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	48,122
	United States Treasury Note/Bond	1.500%	11/30/28	1,257,730	1,091,867
	United States Treasury Note/Bond	1.375%	12/31/28	25	22
	United States Treasury Note/Bond	1.750%	1/31/29	434,005	381,178
	United States Treasury Note/Bond	2.625%	2/15/29	700,661	647,783
	United States Treasury Note/Bond	5.250%	2/15/29	45,278	47,995
	United States Treasury Note/Bond	1.875%	2/28/29	478,590	423,926
	United States Treasury Note/Bond	2.375%	3/31/29	573,745	522,018
	United States Treasury Note/Bond	2.875%	4/30/29	341,820	320,029
	United States Treasury Note/Bond	2.375%	5/15/29	835,138	759,062
	United States Treasury Note/Bond	2.750%	5/31/29	465,175	431,886
	United States Treasury Note/Bond	3.250%	6/30/29	586,765	561,186
	United States Treasury Note/Bond	2.625%	7/31/29	825,414	760,026
	United States Treasury Note/Bond	1.625%	8/15/29	586,834	508,895
	United States Treasury Note/Bond	6.125%	8/15/29	50,571	56,442
	United States Treasury Note/Bond	3.125%	8/31/29	71,875	68,225
	United States Treasury Note/Bond	3.875%	9/30/29	486,257	482,534
	United States Treasury Note/Bond	4.000%	10/31/29	437,765	437,833
	United States Treasury Note/Bond	1.750%	11/15/29	231,677	201,921
	United States Treasury Note/Bond	3.875%	11/30/29	555,760	551,852
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	United States Treasury Note/Bond	3.875%	12/31/29	211,850	210,658
	United States Treasury Note/Bond	1.500%	2/15/30	247,629	210,872
	United States Treasury Note/Bond	0.625%	5/15/30	1,241,512	981,958
	United States Treasury Note/Bond	6.250%	5/15/30	131,653	150,023
	United States Treasury Note/Bond	0.625%	8/15/30	1,322,224	1,040,219
	United States Treasury Note/Bond	0.875%	11/15/30	1,658,144	1,324,961
	United States Treasury Note/Bond	1.125%	2/15/31	730,925	595,361
[2]	United States Treasury Note/Bond	5.375%	2/15/31	350,937	384,495
	United States Treasury Note/Bond	1.625%	5/15/31	1,326,472	1,115,687
	United States Treasury Note/Bond	1.250%	8/15/31	1,462,859	1,186,973
	United States Treasury Note/Bond	1.375%	11/15/31	1,630,134	1,326,267
	United States Treasury Note/Bond	1.875%	2/15/32	1,478,122	1,252,709
	United States Treasury Note/Bond	2.875%	5/15/32	1,277,810	1,177,182
	United States Treasury Note/Bond	2.750%	8/15/32	1,398,925	1,272,366
	United States Treasury Note/Bond	4.125%	11/15/32	1,093,054	1,114,915
	United States Treasury Note/Bond	4.500%	2/15/36	268,193	285,793
	United States Treasury Note/Bond	5.000%	5/15/37	905	1,010
	United States Treasury Note/Bond	4.375%	2/15/38	136,248	142,784
	United States Treasury Note/Bond	4.500%	5/15/38	7,883	8,375
	United States Treasury Note/Bond	3.500%	2/15/39	132,956	124,916
	United States Treasury Note/Bond	4.250%	5/15/39	112,115	115,408
	United States Treasury Note/Bond	4.500%	8/15/39	120,862	128,057
	United States Treasury Note/Bond	4.375%	11/15/39	233,466	243,388
	United States Treasury Note/Bond	4.625%	2/15/40	205,527	220,717
	United States Treasury Note/Bond	1.125%	5/15/40	90,635	56,774
	United States Treasury Note/Bond	4.375%	5/15/40	184,735	192,153
	United States Treasury Note/Bond	1.125%	8/15/40	773,295	481,014
	United States Treasury Note/Bond	3.875%	8/15/40	211,862	206,665
	United States Treasury Note/Bond	1.375%	11/15/40	441,620	287,191
	United States Treasury Note/Bond	4.250%	11/15/40	160,582	164,145
	United States Treasury Note/Bond	1.875%	2/15/41	1,116,149	788,978
	United States Treasury Note/Bond	4.750%	2/15/41	193,230	210,198
	United States Treasury Note/Bond	2.250%	5/15/41	501,821	377,229
	United States Treasury Note/Bond	4.375%	5/15/41	171,728	178,034
	United States Treasury Note/Bond	1.750%	8/15/41	607,481	416,030
	United States Treasury Note/Bond	3.750%	8/15/41	89,325	84,831
	United States Treasury Note/Bond	2.000%	11/15/41	571,640	408,633
	United States Treasury Note/Bond	3.125%	11/15/41	78,330	67,633
	United States Treasury Note/Bond	2.375%	2/15/42	521,438	398,004
	United States Treasury Note/Bond	3.125%	2/15/42	187,972	161,920
	United States Treasury Note/Bond	3.000%	5/15/42	163,799	137,694
	United States Treasury Note/Bond	3.250%	5/15/42	441,144	386,897
	United States Treasury Note/Bond	2.750%	8/15/42	275,139	221,358
	United States Treasury Note/Bond	3.375%	8/15/42	361,033	322,786
	United States Treasury Note/Bond	2.750%	11/15/42	278,745	223,692
	United States Treasury Note/Bond	4.000%	11/15/42	359,806	352,610
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	277,060
	United States Treasury Note/Bond	2.875%	5/15/43	316,805	258,592
	United States Treasury Note/Bond	3.625%	8/15/43	334,910	307,960
	United States Treasury Note/Bond	3.750%	11/15/43	388,181	363,616
	United States Treasury Note/Bond	3.625%	2/15/44	341,732	313,646
	United States Treasury Note/Bond	3.375%	5/15/44	432,381	380,901
	United States Treasury Note/Bond	3.125%	8/15/44	483,385	408,007
	United States Treasury Note/Bond	3.000%	11/15/44	365,342	301,578
	United States Treasury Note/Bond	2.500%	2/15/45	433,871	326,827
	United States Treasury Note/Bond	3.000%	5/15/45	451,132	371,549
	United States Treasury Note/Bond	2.875%	8/15/45	304,028	244,838
	United States Treasury Note/Bond	3.000%	11/15/45	177,935	146,324
	United States Treasury Note/Bond	2.500%	2/15/46	314,180	234,997
	United States Treasury Note/Bond	2.500%	5/15/46	524,800	391,796
	United States Treasury Note/Bond	2.250%	8/15/46	427,789	303,062
	United States Treasury Note/Bond	2.875%	11/15/46	490,010	392,697
	United States Treasury Note/Bond	3.000%	2/15/47	242,685	198,698
	United States Treasury Note/Bond	3.000%	5/15/47	144,194	118,059
	United States Treasury Note/Bond	2.750%	8/15/47	381,213	297,882
	United States Treasury Note/Bond	2.750%	11/15/47	402,839	314,718
	United States Treasury Note/Bond	3.000%	2/15/48	545,706	447,564

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	469,454
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	461,310
	United States Treasury Note/Bond	3.375%	11/15/48	423,844	374,175
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	475,711
	United States Treasury Note/Bond	2.875%	5/15/49	583,013	469,417
	United States Treasury Note/Bond	2.250%	8/15/49	101,165	71,226
	United States Treasury Note/Bond	2.375%	11/15/49	2,256	1,635
	United States Treasury Note/Bond	2.000%	2/15/50	263,331	174,251
	United States Treasury Note/Bond	1.250%	5/15/50	843,137	454,635
	United States Treasury Note/Bond	1.375%	8/15/50	910,374	506,965
	United States Treasury Note/Bond	1.625%	11/15/50	1,118,007	666,961
	United States Treasury Note/Bond	1.875%	2/15/51	956,460	608,847
	United States Treasury Note/Bond	2.375%	5/15/51	981,223	705,254
	United States Treasury Note/Bond	2.000%	8/15/51	1,014,256	665,130
	United States Treasury Note/Bond	1.875%	11/15/51	995,111	632,051
	United States Treasury Note/Bond	2.250%	2/15/52	894,597	624,121
	United States Treasury Note/Bond	2.875%	5/15/52	659,496	529,658
	United States Treasury Note/Bond	3.000%	8/15/52	773,735	640,507
	United States Treasury Note/Bond	4.000%	11/15/52	710,780	713,890
					123,956,688
Agency Bonds and Notes (1.3%)
[3]	AID-Israel	5.500%	4/26/24	20,405	20,557
[3]	AID-Israel	5.500%	9/18/33	6,775	7,230
[3]	AID-Jordan	3.000%	6/30/25	5,200	5,012
	Federal Farm Credit Banks	0.900%	1/18/24	14,000	13,443
	Federal Farm Credit Banks	0.250%	2/26/24	20,700	19,656
	Federal Farm Credit Banks	2.625%	5/3/24	19,970	19,422
	Federal Farm Credit Banks	2.625%	5/16/24	49,420	48,034
	Federal Farm Credit Banks	2.625%	6/10/24	19,550	18,979
	Federal Farm Credit Banks	3.250%	6/17/24	27,525	26,957
	Federal Farm Credit Banks	3.100%	6/28/24	18,000	17,583
	Federal Farm Credit Banks	3.375%	8/26/24	18,800	18,410
	Federal Farm Credit Banks	4.250%	9/26/24	57,150	56,755
	Federal Farm Credit Banks	0.875%	11/18/24	26,269	24,540
	Federal Farm Credit Banks	4.500%	11/18/24	55,202	55,070
	Federal Farm Credit Banks	4.625%	12/5/24	9,764	9,774
	Federal Farm Credit Banks	4.250%	12/20/24	11,500	11,434
	Federal Farm Credit Banks	1.125%	1/6/25	13,020	12,176
	Federal Farm Credit Banks	1.750%	2/14/25	20,060	18,964
	Federal Farm Credit Banks	2.510%	4/1/25	11,125	10,671
	Federal Farm Credit Banks	4.250%	9/30/25	19,040	18,987
	Federal Home Loan Banks	2.500%	2/13/24	57,095	55,664
	Federal Home Loan Banks	2.125%	2/28/24	18,725	18,165
	Federal Home Loan Banks	2.875%	6/14/24	47,350	46,120
	Federal Home Loan Banks	4.875%	6/14/24	22,000	22,035
	Federal Home Loan Banks	2.750%	6/28/24	7,120	6,920
	Federal Home Loan Banks	1.500%	8/15/24	19,950	18,962
	Federal Home Loan Banks	5.375%	8/15/24	24,750	24,999
	Federal Home Loan Banks	2.875%	9/13/24	14,985	14,547
	Federal Home Loan Banks	4.500%	10/3/24	30,000	29,926
[4]	Federal Home Loan Banks	1.000%	12/20/24	18,000	16,810
	Federal Home Loan Banks	0.500%	4/14/25	110,650	101,299
	Federal Home Loan Banks	0.375%	9/4/25	11,000	9,915
	Federal Home Loan Banks	1.250%	12/21/26	41,100	36,684
	Federal Home Loan Banks	3.250%	11/16/28	317,125	303,533
	Federal Home Loan Banks	5.500%	7/15/36	19,780	21,666
[5]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	37,480
[4,5]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	40,041
[5]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	244,710	219,948
[4,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,366	219,609
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	105,800
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	13,216
[5]	Federal National Mortgage Assn.	2.500%	2/5/24	99,740	97,289
[5]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	25,577
[5]	Federal National Mortgage Assn.	2.625%	9/6/24	536,360	518,722
[5]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	27,677
[5]	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	34,318
[5]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	25,045
[5]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	37,319
[5]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	76,177
[5]	Federal National Mortgage Assn.	0.500%	11/7/25	77,575	69,702
[5]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	31,774
[5]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	44,362
[5]	Federal National Mortgage Assn.	0.750%	10/8/27	216,700	185,844
[5]	Federal National Mortgage Assn.	6.250%	5/15/29	27,789	31,027
[5]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	30,944
[5]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	56,710
[5]	Federal National Mortgage Assn.	0.875%	8/5/30	216,240	169,579
[5]	Federal National Mortgage Assn.	6.625%	11/15/30	29,700	34,333
[5]	Federal National Mortgage Assn.	5.625%	7/15/37	10,765	11,879
[4]	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,131
[4]	Private Export Funding Corp.	2.450%	7/15/24	8,300	7,972
[4]	Private Export Funding Corp.	1.750%	11/15/24	4,050	3,823
[4]	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,383
[4]	Private Export Funding Corp.	1.400%	7/15/28	11,650	9,861
[4]	Resolution Funding Corp.	8.625%	1/15/30	110	137
	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,337
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,252
[4]	Tennessee Valley Authority	6.750%	11/1/25	17,306	18,378
[4]	Tennessee Valley Authority	2.875%	2/1/27	30,250	28,767
	Tennessee Valley Authority	7.125%	5/1/30	27,165	31,702
	Tennessee Valley Authority	1.500%	9/15/31	13,725	10,774
[4]	Tennessee Valley Authority	4.700%	7/15/33	7,950	7,958
	Tennessee Valley Authority	4.650%	6/15/35	15,169	15,067
	Tennessee Valley Authority	5.880%	4/1/36	10,800	11,900
	Tennessee Valley Authority	6.150%	1/15/38	920	1,044
	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,686
	Tennessee Valley Authority	5.250%	9/15/39	30,250	31,412
	Tennessee Valley Authority	3.500%	12/15/42	2,100	1,740
	Tennessee Valley Authority	4.875%	1/15/48	6,951	6,801
	Tennessee Valley Authority	4.250%	9/15/52	12,300	10,901
	Tennessee Valley Authority	5.375%	4/1/56	21,250	22,598
	Tennessee Valley Authority	4.625%	9/15/60	7,468	6,999
	Tennessee Valley Authority	4.250%	9/15/65	14,725	12,754
					3,570,648
Conventional Mortgage-Backed Securities (20.3%)
[4,5]	Fannie Mae Pool	6.000%	1/1/26– 3/1/35	124	126
[4,5]	Fannie Mae Pool	6.500%	2/1/29– 9/1/32	99	102
[4,5]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	21,262	19,632
[4,5]	Freddie Mac Gold Pool	2.500%	5/1/23– 3/1/43	313,748	292,424
[4,5]	Freddie Mac Gold Pool	3.000%	4/1/23– 12/1/47	1,050,902	957,028
[4,5]	Freddie Mac Gold Pool	3.500%	4/1/24– 7/1/48	1,101,472	1,028,413
[4,5]	Freddie Mac Gold Pool	4.000%	5/1/23– 2/1/49	673,624	648,913
[4,5]	Freddie Mac Gold Pool	4.500%	2/1/23– 1/1/49	325,469	321,515
[4,5]	Freddie Mac Gold Pool	5.000%	3/1/23– 11/1/48	113,506	115,019
[4,5]	Freddie Mac Gold Pool	5.500%	3/1/23– 6/1/41	76,005	77,134
[4,5]	Freddie Mac Gold Pool	6.000%	1/1/23– 5/1/40	37,149	38,835

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Freddie Mac Gold Pool	7.000%	4/1/23– 12/1/38	4,797	4,988
[4,5]	Freddie Mac Gold Pool	7.500%	4/1/23– 2/1/32	293	297
[4,5]	Freddie Mac Gold Pool	8.000%	8/1/23– 12/1/31	387	401
[4,5]	Freddie Mac Gold Pool	8.500%	5/1/24– 7/1/31	59	61
[4,5]	Freddie Mac Gold Pool	9.000%	12/1/24– 3/1/31	58	62
[4]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	58,941	52,453
[4]	Ginnie Mae I Pool	3.500%	11/15/25– 7/15/45	70,090	65,974
[4]	Ginnie Mae I Pool	4.000%	6/15/24– 6/15/46	86,702	83,744
[4]	Ginnie Mae I Pool	4.500%	6/15/23– 2/15/49	85,596	85,427
[4]	Ginnie Mae I Pool	5.000%	3/15/34– 4/15/41	40,134	41,038
[4]	Ginnie Mae I Pool	5.500%	8/15/23– 2/15/41	51	53
[4]	Ginnie Mae I Pool	6.000%	12/15/23– 6/15/41	2,182	2,302
[4]	Ginnie Mae I Pool	6.500%	11/15/23– 1/15/39	6,040	6,151
[4]	Ginnie Mae I Pool	7.000%	3/15/23– 9/15/36	1,485	1,519
[4]	Ginnie Mae I Pool	7.500%	5/15/23– 6/15/32	653	663
[4]	Ginnie Mae I Pool	8.000%	4/15/23– 12/15/30	366	377
[4]	Ginnie Mae I Pool	8.500%	6/15/24– 3/15/31	70	74
[4]	Ginnie Mae I Pool	9.000%	9/15/24– 1/15/31	98	103
[4]	Ginnie Mae I Pool	9.500%	12/15/24– 9/15/25	1	1
[4]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	66,649	53,397
[4]	Ginnie Mae II Pool	2.000%	8/20/50– 1/20/52	2,630,345	2,208,182
[1,4]	Ginnie Mae II Pool	2.500%	6/20/27– 1/15/53	2,700,580	2,354,825
[1,4]	Ginnie Mae II Pool	3.000%	10/20/26– 1/15/53	2,677,224	2,410,457
[4]	Ginnie Mae II Pool	3.500%	9/20/25– 12/20/52	2,015,832	1,879,569
[1,4]	Ginnie Mae II Pool	4.000%	9/20/25– 1/15/53	1,343,390	1,291,991
[1,4]	Ginnie Mae II Pool	4.500%	8/20/33– 1/15/53	1,014,190	996,208
[1,4]	Ginnie Mae II Pool	5.000%	12/20/32– 1/15/53	568,576	567,268
[1,4]	Ginnie Mae II Pool	5.500%	8/20/23– 1/15/53	216,295	217,602
[1,4]	Ginnie Mae II Pool	6.000%	7/20/23– 1/15/53	44,086	44,799
[4]	Ginnie Mae II Pool	6.500%	3/20/31– 9/20/40	6,800	7,174
[4]	Ginnie Mae II Pool	7.000%	3/20/28– 11/20/38	827	871
[4]	Ginnie Mae II Pool	7.500%	8/20/30	1	2
[4]	Ginnie Mae II Pool	8.500%	10/20/30	4	4
[4,5]	UMBS Pool	1.500%	7/1/35– 9/1/51	3,443,070	2,782,380
[1,4,5]	UMBS Pool	2.000%	7/1/23– 1/25/53	14,433,115	12,036,289
[1,4,5]	UMBS Pool	2.500%	11/1/26– 1/25/53	10,304,657	8,888,954
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	UMBS Pool	3.000%	11/1/25– 6/1/52	6,450,298	5,783,675
[1,4,5]	UMBS Pool	3.500%	5/1/23– 1/25/53	3,944,370	3,659,276
[1,4,5]	UMBS Pool	4.000%	3/1/23– 1/25/53	3,183,661	3,037,635
[1,4,5]	UMBS Pool	4.500%	7/1/23– 1/25/53	2,214,592	2,157,292
[1,4,5]	UMBS Pool	5.000%	5/1/23– 1/25/53	1,433,941	1,425,114
[1,4,5]	UMBS Pool	5.500%	3/1/23– 1/25/53	664,253	671,487
[1,4,5]	UMBS Pool	6.000%	4/1/23– 1/25/53	213,614	219,841
[1,4,5]	UMBS Pool	6.500%	1/25/53	57,275	58,689
[4,5]	UMBS Pool	7.000%	6/1/23– 10/1/38	7,733	8,120
[4,5]	UMBS Pool	7.500%	6/1/23– 12/1/32	670	700
[4,5]	UMBS Pool	8.000%	10/1/23– 9/1/31	216	222
[4,5]	UMBS Pool	8.500%	7/1/24– 5/1/32	87	89
[4,5]	UMBS Pool	9.000%	8/1/24– 8/1/30	19	19
[4,5]	UMBS Pool	9.500%	1/1/25– 11/1/25	13	14
					56,606,974
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	2.318%	7/1/43	1,925	1,925
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	2.409%	12/1/41	407	401
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	613	612
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.335%	1.710%	1/1/35	4	4
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.434%	3.684%	7/1/36	131	131
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	1.835%	2/1/37	1	1
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.465%	3.715%	10/1/37	238	239
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.478%	2.672%	3/1/43	1,177	1,177
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.780%	12/1/43	328	334
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	221	223
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	146	148
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.585%	3.835%	10/1/34	2	2
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.593%	3.358%	6/1/43	432	438
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	3.846%	11/1/33	73	73
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	380	384
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	2.227%	4/1/37	9	9
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	99	100
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	95	96
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	3.883%	1/1/35	1	1
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	58	58
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	354	360

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	3.908%	7/1/35	330	333
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	96	98
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	3.915%	6/1/36	2	2
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	91	93
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	3.874%	10/1/42	350	361
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.359%	6/1/42	417	420
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	3.935%	12/1/33	142	143
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.161%	5/1/40	120	120
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	1,064	1,073
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	3.828%	8/1/39	615	618
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	132	133
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	225	227
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	272	273
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	45	45
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	502	516
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.703%	2.332%	4/1/36	116	117
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.704%	3.531%	4/1/36	46	47
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	93	93
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.721%	2.528%	5/1/42	493	494
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.479%	6/1/41	116	120
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	77	79
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	3.919%	11/1/39	197	201
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	3.852%	7/1/41	840	867
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.408%	5/1/35	104	105
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.173%	2/1/36	96	98
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	173	175
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	3.843%	9/1/43	707	727
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.775%	2.891%	5/1/42	57	59
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	190	195
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.783%	3.314%	7/1/42	376	379
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	3.725%	3/1/42	168	174
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.446%	3/1/42	429	437
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	3.844%	8/1/42	1,181	1,173
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	526	530
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	9/1/33– 12/1/40	623	636
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.812%	2.769%	3/1/41	341	341
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.883%	1/1/42	286	285
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	325	337
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.231%	2/1/41	305	311
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.447%	5/1/41	326	338
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	842	873
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	349	360
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.649%	2/1/42	393	408
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.076%	7/1/38	130	135
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.482%	4/1/41	544	540
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	374	387
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	3.222%	2/1/41	221	228
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	89	90
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.609%	1/1/40	214	220
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	4.013%	9/1/40	298	308
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	232	238
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	288	290
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.843%	2.995%	4/1/37	29	30
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.779%	11/1/34	186	190
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	197	203
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	4.175%	10/1/37	9	9
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	3.666%	10/1/36	174	178
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	359	356
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.185%	3.079%	5/1/36	27	27
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.190%	4.315%	12/1/36	3	3
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.235%	4.360%	12/1/35	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.643%	5/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.268%	4.393%	9/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.275%	4.400%	11/1/32	3	3
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	150	152
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	3.592%	4/1/37	368	371
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.415%	3.088%	7/1/34	64	64
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.090%	8/1/37	283	292
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.486%	2.492%	3/1/37	6	6
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	3.551%	9/1/37	70	70

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	2.050%	4/1/37	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	2.057%	3/1/37	19	19
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	70	71
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.390%	5/1/42	56	57
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.660%	12/1/36	159	160
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	11/1/43	172	176
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	149	150
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	87	87
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	162	163
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.995%	1/1/35	25	25
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	324	325
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	351	351
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/33	9	9
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.412%	3/1/36	9	9
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.500%	4/1/33	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	43	44
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.767%	2.845%	6/1/37	242	246
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	3.653%	3/1/36	2	2
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	3.858%	12/1/34	4	4
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.790%	3.890%	6/1/41	8	9
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.842%	12/1/35	136	136
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.811%	3.972%	3/1/42	189	189
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	3.010%	2/1/42	131	136
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	74	75
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.879%	4.129%	8/1/37	149	153
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	12/1/40	79	81
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.216%	1/1/41	552	565
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	49	51
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	14	14
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.357%	5/1/40	49	50
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	156	160
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.865%	6/1/41	99	103
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40	310	322
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.657%	2/1/42	150	154
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	181	186
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.899%	3.966%	12/1/39	78	80
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	294	302
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	104	107
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	132	137
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.615%	1/1/41	83	86
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.451%	3/1/37	193	195
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	67	69
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	3.250%	6/1/35	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.489%	2/1/36	131	132
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.375%	5/1/36	90	91
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.627%	6/1/34	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.192%	11/1/36	93	97
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	409	423
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	4.440%	12/1/34	20	20
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	4.534%	11/1/33	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.578%	10/1/36	272	275
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.020%	6/1/37	265	259
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.897%	5/1/37	16	15
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.945%	3/1/37	40	41
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	4.026%	1/1/37	396	409
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/43	2,853	2,807
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 1/20/44	4,104	4,008
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29– 6/20/43	1,962	1,934
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38	100	99
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	53	54
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	90	88
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	118	120
					41,661
Total U.S. Government and Agency Obligations (Cost $206,879,515)					184,175,971
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[4]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,379	1,375
[4]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,600	1,583
[4]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	7,775	7,560
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	650	625
[4]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	9,475	9,417

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,625	2,612
[4]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	28,300	26,270
[4]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	49,500	48,052
[4]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	28,300	27,639
[4]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,375	1,321
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	2,150	2,040
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,231
[4]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	1,150	1,116
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	1,050	999
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	483
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,046
[4]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	15,700	15,022
[4]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	3,715	3,495
[4]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	8,270	8,040
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,393	1,346
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	3,883
[4]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	8,985
[4]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	3,975
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,076
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,143
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,040
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,370
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,341
[4]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	3,732
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	7,367
[4]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,181
[4]	BANK Series 2017-BNK8	4.096%	11/15/50	1,955	1,602
[4]	BANK Series 2017-BNK9	3.279%	11/15/54	3,698	3,474
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	7,397
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	1,802	1,715
[4]	BANK Series 2018-BNK10	3.688%	2/15/61	7,600	7,070
[4]	BANK Series 2018-BNK10	3.898%	2/15/61	2,100	1,910
[4]	BANK Series 2018-BNK11	4.046%	3/15/61	5,550	5,240
[4]	BANK Series 2018-BNK12	4.255%	5/15/61	6,550	6,241
[4]	BANK Series 2018-BNK12	4.353%	5/15/61	2,100	1,914
[4]	BANK Series 2018-BNK13	3.953%	8/15/61	2,300	2,141
[4]	BANK Series 2018-BNK13	4.217%	8/15/61	8,600	8,170
[4]	BANK Series 2018-BNK14	3.966%	9/15/60	1,600	1,497
[4]	BANK Series 2018-BNK14	4.128%	9/15/60	1,676	1,649
[4]	BANK Series 2018-BNK14	4.231%	9/15/60	3,575	3,388
[4]	BANK Series 2018-BNK14	4.481%	9/15/60	1,550	1,446
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	7,690	7,363
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	6,625	6,194
[4]	BANK Series 2019-BNK17	3.714%	4/15/52	7,350	6,750
[4]	BANK Series 2019-BNK17	3.976%	4/15/52	1,750	1,558
[4]	BANK Series 2019-BNK18	3.584%	5/15/62	21,125	19,131
[4]	BANK Series 2019-BNK18	3.826%	5/15/62	2,575	2,286
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	15,850	13,967
[4]	BANK Series 2019-BNK19	4.031%	8/15/61	2,240	1,721
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	10,250	8,943
[4]	BANK Series 2019-BNK21	2.851%	10/17/52	21,600	18,634
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2019-BNK21	3.093%	10/17/52	4,325	3,642
[4]	BANK Series 2019-BNK22	2.978%	11/15/62	16,943	14,743
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	10,705	9,267
[4]	BANK Series 2019-BNK23	3.203%	12/15/52	4,000	3,385
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	8,050	6,981
[4]	BANK Series 2019-BNK24	3.283%	11/15/62	3,750	3,129
[4]	BANK Series 2020-BNK25	2.649%	1/15/63	11,830	10,035
[4]	BANK Series 2020-BNK25	2.841%	1/15/63	3,685	3,032
[4]	BANK Series 2020-BNK26	2.403%	3/15/63	10,460	8,722
[4]	BANK Series 2020-BNK26	2.687%	3/15/63	3,310	2,689
[4]	BANK Series 2020-BNK27	2.144%	4/15/63	9,540	7,732
[4]	BANK Series 2020-BNK27	2.551%	4/15/63	2,825	2,254
[4]	BANK Series 2020-BNK28	1.844%	3/15/63	2,810	2,218
[4]	BANK Series 2020-BNK29	1.997%	11/15/53	3,900	3,081
[4]	BANK Series 2020-BNK30	1.925%	12/15/53	4,700	3,702
[4]	BANK Series 2020-BNK30	2.111%	12/15/53	550	411
[4]	BANK Series 2021-BNK31	2.036%	2/15/54	3,300	2,621
[4]	BANK Series 2021-BNK31	2.211%	2/15/54	1,925	1,436
[4]	BANK Series 2021-BNK32	2.643%	4/15/54	5,350	4,451
[4]	BANK Series 2021-BNK33	2.556%	5/15/64	2,535	2,090
[4]	BANK Series 2021-BNK34	2.438%	6/15/63	9,750	7,887
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	5,829	4,677
[4]	BANK Series 2021-BNK36	2.470%	9/15/64	8,550	6,950
[4]	BANK Series 2021-BNK36	2.695%	9/15/64	2,625	2,031
[4]	BANK Series 2021-BNK37	2.618%	11/15/64	8,250	6,773
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	11,575	10,944
[4]	BANK Series 2022-BNK43	4.830%	8/15/55	2,375	2,163
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	8,514
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,204
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	19,690
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	13,860
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,126
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	7,884
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	4,618
[4]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	6,250	6,011
[4]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	16,360
[4]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,248
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	7,942
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	6,489
[4]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,626
[4]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,047
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	6,586
[4]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,299
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	7,724
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,553
[4]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,010
[4]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,315

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	11,071
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	7,819
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	7,432
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,339
[4]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	2,413	2,395
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	16,557
[4]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	7,547
[4]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	1,351	1,343
[4]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	12,470
[4]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	17,691
[4]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	2,943
[4]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	8,432
[4]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,622
[4]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	3,846
[4]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,159
[4]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	21,632
[4]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	10,174
[4]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,140
[4]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,682	2,457
[4]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	5,904
[4]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	5,621
[4]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,291
[4]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,164
[4]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	14,454
[4]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	3,641
[4]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,151
[4]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	11,999
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	11,639
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	21,666
[4]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,047
[4]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,313
[4]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	4,587
[4]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,305
[4]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	2,698
[4]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	845
[4]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	5,400
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	428
[4]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	6,642
[4]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	646
[4]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	4,841
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	6,495
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	2,094
[4]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	9,673
[4]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,349
[4]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	6,251
[4]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,284
[4]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	6,497
[4]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	2,911
[4]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,370
[4]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,200
[4]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	911
[4]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,560
[4]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	828
[4]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	10,805
[4]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	4,685	3,852
[4]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	14,450	12,179
[4]	Benchmark Mortgage Trust Series 2022-B32	3.411%	1/15/55	4,200	3,401
[4]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	3,728
[4]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	2,942
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	5,225	4,956
[4]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,600	1,481
[4]	BMO Mortgage Trust Series 2022-C1	3.374%	2/17/55	3,675	3,182
[4]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	4,275	4,189
[4]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	13,125	13,185
[4]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	1,875	1,803
[4]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	1,542	1,530
[4]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	1,250	1,220
[4]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	4,581	4,479
[4]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	4,425	4,219
[4]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,300	1,233
[4]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	382	377

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	575	547
[4]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	2,250	2,193
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	550	527
[4]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	3,632
[4]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	6,837
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	6,787
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	2,806
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	19,866	18,120
[4]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	12,375	11,592
[4]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	23,250
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	26,100	24,370
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,450	27,283
[4]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	26,050	25,335
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,382	1,381
[4]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	800	777
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	5,700	5,362
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,274
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	5,175	4,983
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	3,100	2,929
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	8,175	7,987
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,475	1,411
[4]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,350	1,316
[4]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	3,370	3,329
[4]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	790	764
[4]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	2,901	2,851
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	850	806
[4]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	2,863	2,785
[4]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	1,120	1,044
[4]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	251
[4]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	2,835	2,736
[4]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	757
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	6,646	6,397
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,464
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	7,125	6,739
[4]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,184
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	6,800	6,458
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,386
[4]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	6,075	5,908
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,425	1,371
[4]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,177	1,132
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	4,500	4,189
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	738
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,233
[4]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	6,793
[4]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,036	994
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	9,102
[4]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,305
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	4,751
[4]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	2,704
[4]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,193
[4]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	3,244	3,065
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	6,005
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,411
[4]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	850	821
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	6,951
[4]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	5,876
[4]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	15,459
[4]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	4,421	4,323
[4]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,502
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	7,643
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,419
[4]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	13,128
[4]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,360
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	12,289
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,411
[4]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	4,200	4,091
[4]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	5,400	5,933
[4]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	12,361
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	2,635	2,627
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	2,000	1,989

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	135	134
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	3,475	3,435
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	2,875	2,838
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	143	142
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	3,150	3,105
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	1,150	1,125
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	1,150	1,128
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	245	242
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	1,700	1,667
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	1,425	1,391
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	142	140
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	3,025	2,943
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,450	2,332
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	3,875	3,737
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	8,525	8,204
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	10,883
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,252
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	9,075	8,565
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	3,998
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,396
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,702	2,570
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	5,444
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	2,195	2,087
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	2,232	2,151
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,042
[4]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,190
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	2,733
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	14,052
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	10,882
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	2,860
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,508
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,156
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	9,781
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	1,902
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,300
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,950	2,935
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	16,209
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	4,112	3,817
[4]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,185
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	6,639
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	19,157
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	13,851
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	12,102
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,119
[4]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	6,775	6,512
[4]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	4,050	3,813
[4]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	624
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,475	2,369
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,354
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	1,050	1,012
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	675	646
[4]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	1,982
[4]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	467	446
[4]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	2,834	2,825
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	3,126	3,109
[4]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,909	1,891
[4]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,430	1,414
[4]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,981	1,958
[4]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	1,150	1,080
[4]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	484
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	5,850	5,770
[4]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,750	1,712
[4]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	974	968
[4]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,728	2,706
[4]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	610	608
[4]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,775	1,742
[4]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	1,950	1,900
[4]	COMM Mortgage Trust Series 2014-CR14	4.590%	2/10/47	1,175	1,133
[4]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	354	350
[4]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	2,641	2,586

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Series 2014-CR15	4.623%	2/10/47	1,320	1,277
[4]	COMM Mortgage Trust Series 2014-CR15	4.673%	2/10/47	2,730	2,623
[4]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	426	422
[4]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	2,950	2,844
[4]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	334	329
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,225	2,166
[4]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	1,375	1,312
[4]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	557	553
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	1,400	1,356
[4]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,845	1,771
[4]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	8,400	8,119
[4]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	2,250	2,150
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	4,958	4,783
[4]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,292
[4]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	7,529	7,256
[4]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	11,435	11,172
[4]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,460	3,336
[4]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	224	221
[4]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	2,533	2,473
[4]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	709	688
[4]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	449	433
[4]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	5,700	5,509
[4]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	1,425	1,378
[4]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,373
[4]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	2,144	2,049
[4]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	8,050	7,777
[4]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	2,130	2,082
[4]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	10,322
[4]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,800	2,659
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	7,546
[4]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	8,914
[4]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,576	1,532
[4]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,729	5,423
[4]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,191
[4]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	445	421
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	5,468
[4]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	15,311
[4]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	3,407	3,296
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	5,626
[4]	COMM Mortgage Trust Series 2015-CR27	4.338%	10/10/48	1,200	1,106
[4]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	5,960	5,678
[4]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	447	436
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	5,894	5,591
[4]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,517
[4]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	511	488
[4]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	10,942
[4]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	6,600	6,299
[4]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	14,668
[4]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	4,236	4,124
[4]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	713	680
[4]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	1,897
[4]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,287
[4]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,069
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	16,554
[4]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,552
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	5,550	5,289
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,630
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,071
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	7,400	7,004
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	2,716
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	2,088	2,034
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	10,557
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.109%	8/15/48	2,625	2,385
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,978	1,928
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	6,282
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	10,822
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	9,348
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	2,998
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,254
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	14,736

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	15,518
[4]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	24,650
[4]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	14,126
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	13,267
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,165
[4]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	3,400	3,387
[4]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	1,145	1,147
[4]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	6,926
[4]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,003
[4]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,573
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,222
[4]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	1,938
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,501
[4]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	12,175	11,332
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,003
[4]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	14,100	13,233
[4]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	26,050	25,124
[4]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	28,425	27,550
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	15,375	15,523
[4]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	2,904	2,899
[4]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	59	58
[4]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,450	1,415
[4]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	3,742	3,695
[4]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	3,725	3,591
[4]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	3,175	2,959
[4]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	1,200	1,166
[4]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,375	1,325
[4]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	2,401	2,374
[4]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	4,218	4,160
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	2,194	2,158
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,650	2,513
[4]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,625	3,290
[4]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,575	1,503
[4]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	2,100	1,945
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	1,425	1,391
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,550	2,449
[4]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,300	1,239
[4]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	2,125	2,086
[4]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	2,125	2,081
[4]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,450	1,409
[4]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,675	1,612
[4]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	575	554
[4]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	1,050	1,055
[4]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	1,050	1,042
[4,5]	Fannie Mae-Aces Series 2013-M12	2.491%	3/25/23	1,168	1,161
[4,5]	Fannie Mae-Aces Series 2013-M14	2.605%	4/25/23	43	43
[4,5]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	6,208	6,120
[4,5]	Fannie Mae-Aces Series 2014-M1	3.298%	7/25/23	4,053	4,014
[4,5]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	5,216	5,131
[4,5]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	1,496	1,469
[4,5]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	3,699	3,625
[4,5]	Fannie Mae-Aces Series 2014-M7	3.212%	6/25/24	8,045	7,844
[4,5]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	3,324	3,234
[4,5]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	5,508	5,350
[4,5]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	5,275	5,115
[4,5]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	10,083	9,682
[4,5]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	7,258	6,964
[4,5]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,863	3,715
[4,5]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	6,691	6,400
[4,5]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	4,978	4,789
[4,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,577	3,378
[4,5]	Fannie Mae-Aces Series 2015-M11	2.854%	4/25/25	2,712	2,601
[4,5]	Fannie Mae-Aces Series 2015-M12	2.802%	5/25/25	7,549	7,211
[4,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	7,321	6,989
[4,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	4,699	4,445
[4,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	4,911	4,615
[4,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	15,761	14,717
[4,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	9,253	8,641
[4,5]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	395	389
[4,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	3,271	3,051
[4,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	18,928	17,571
[4,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	16,274	15,098
[4,5]	Fannie Mae-Aces Series 2016-M12	2.308%	10/25/23	519	509
[4,5]	Fannie Mae-Aces Series 2016-M12	2.451%	9/25/26	16,601	15,424
[4,5]	Fannie Mae-Aces Series 2016-M13	2.510%	9/25/26	5,487	5,104
[4,5]	Fannie Mae-Aces Series 2017-M1	2.414%	10/25/26	10,186	9,426
[4,5]	Fannie Mae-Aces Series 2017-M2	2.759%	2/25/27	5,800	5,424
[4,5]	Fannie Mae-Aces Series 2017-M3	2.471%	12/25/26	8,129	7,519
[4,5]	Fannie Mae-Aces Series 2017-M4	2.555%	12/25/26	11,366	10,535
[4,5]	Fannie Mae-Aces Series 2017-M5	3.099%	4/25/29	1,189	1,100
[4,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	10,911	10,257
[4,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	13,513	12,726

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2017-M10	2.540%	7/25/24	4,796	4,638
[4,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,000	3,660
[4,5]	Fannie Mae-Aces Series 2017-M12	3.062%	6/25/27	13,842	13,010
[4,5]	Fannie Mae-Aces Series 2017-M13	2.930%	9/25/27	1,148	1,070
[4,5]	Fannie Mae-Aces Series 2017-M14	2.866%	11/25/27	5,225	4,839
[4,5]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/27	13,473	12,666
[4,5]	Fannie Mae-Aces Series 2018-M1	2.993%	12/25/27	7,171	6,694
[4,5]	Fannie Mae-Aces Series 2018-M2	2.905%	1/25/28	26,258	24,474
[4,5]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	3,070	2,837
[4,5]	Fannie Mae-Aces Series 2018-M4	3.056%	3/25/28	10,769	10,074
[4,5]	Fannie Mae-Aces Series 2018-M7	3.033%	3/25/28	6,712	6,256
[4,5]	Fannie Mae-Aces Series 2018-M8	3.302%	6/25/28	5,145	4,840
[4,5]	Fannie Mae-Aces Series 2018-M10	3.358%	7/25/28	3,600	3,392
[4,5]	Fannie Mae-Aces Series 2018-M12	3.631%	8/25/30	2,530	2,386
[4,5]	Fannie Mae-Aces Series 2018-M13	3.744%	9/25/30	9,341	8,840
[4,5]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	9,662	9,186
[4,5]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	18,589	17,630
[4,5]	Fannie Mae-Aces Series 2019-M2	3.626%	11/25/28	10,763	10,247
[4,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	17,675	16,270
[4,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,525	9,774
[4,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	11,884	10,945
[4,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	16,584	15,175
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	41,325	37,388
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	13,892	12,275
[4,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	7,488
[4,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,000	6,102
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	23,878	21,086
[4,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	5,700	4,959
[4,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	7,102	6,624
[4,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	11,594
[4,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	6,885	5,910
[4,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,346	8,522
[4,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	7,682
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	14,142
[4,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	11,253
[4,5]	Fannie Mae-Aces Series 2020-M52	1.317%	10/25/30	15,325	12,030
[4,5]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	8,700	6,820
[4,5]	Fannie Mae-Aces Series 2021-M1G	1.467%	11/25/30	3,175	2,528
[4,5]	Fannie Mae-Aces Series 2021-M3G	1.246%	1/25/31	15,100	11,805
[4,5]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/31	14,675	11,494
[4,5]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	20,925	16,300
[4,5]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	3,120	2,458
[4,5]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	9,000	6,925
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	18,150	14,313
[4,5]	Fannie Mae-Aces Series 2022-M1	1.669%	10/25/31	20,350	15,899
[4,5]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	4,575	3,621
[4,5]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	6,150	4,805
[4,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	8,846
[4,5]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	10,050	8,016
[4,5]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	15,175	12,089
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	17,403	17,164
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	6,475	6,377
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	15	15
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	19,450	19,086
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	390	386
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	10,850	10,587
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	2,006	1,969
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	14,400	14,026
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	14,025	13,626
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	700	684
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,970	31,618
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	479	473
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,900	10,549
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	2,487	2,392
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	8,258	7,972
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,175	8,872
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	620	610
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,850	6,634
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	11,220
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,350	8,977

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	9,981
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	6,749
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	3,871
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	15,001
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	147	143
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	13,399
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	10,895
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	16,891
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	10,841
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,185
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,132
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,800	12,263
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	12,321
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	28,063
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	13,507
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	2,853
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	9,510
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	17,171
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,283
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	13,245
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,631
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	9,535
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	6,975
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,175
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	15,531
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	10,549
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	34,911
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	17,425
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,307
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	9,882
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	863	840
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	10,937
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	30,150
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	11,298
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	9,354
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	34,636
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	36,938
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,530	1,483
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	14,517
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	15,376
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	9,969
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	11,465
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	19,295
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	12,335
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	21,443
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	14,318
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	14,327
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	12,210

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	23,321
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	10,842
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	18,888
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	16,992
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	14,871
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	22,414
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	4,767
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	21,317
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,346
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,043
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,029
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,375
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	9,277
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	12,413
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	15,771
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	15,366
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	20,252
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	2,825
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	13,922
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,799	1,500
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	8,746
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	776	656
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	8,729
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	17,978
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	15,064
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	35,437
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	19,053
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	22,972
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	12,649
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,208	2,669
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	21,524
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	8,072
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	21,402
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	6,363
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	10,563
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,037	878
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	9,748
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	6,362
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	8,655
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	7,650	6,360
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	7,800	6,528
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	2,241	1,984
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	33,125	30,615
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,298
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	9,321
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	7,786
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	3,803
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	4,918

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	4,890
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	10,367
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,495
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,333
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	4,736
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	2,910
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.406%	3/25/23	492	490
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	9,577	9,441
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	8,800	8,659
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	25,466	24,937
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	8,963	8,731
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	10,792	10,478
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	26,290	25,578
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	42,975	41,695
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,409	15,019
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	13,039	12,714
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	13,200	12,876
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,400	19,580
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	19,890	18,832
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	22,039
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	7,419
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	20,607
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,028
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	10,848
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,176
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,752	4,990
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	13,449
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	8,990
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,014
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/55	2,125	1,853
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	3,878
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	21,768
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	4,769
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	11,751
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	18,415
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	11,347
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	11,038
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	9,879
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	14,141
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	4,449
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	8,694
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,632	2,987
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	10,365
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	7,640
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	6,950
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	9,356	9,042
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	6,853
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,152

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	11,034
[4]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,338	1,337
[4]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	1,223	1,221
[4]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,365	1,354
[4]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	8,325	8,131
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	775	752
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,300	1,258
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	1,599	1,595
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	187	186
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	2,683	2,653
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,965	1,888
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	3,124	3,036
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,890	1,743
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	7,510	7,263
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,238
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	3,075	2,925
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	800	725
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	4,175	4,066
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,175	1,132
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	6,825	6,719
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	4,725	4,640
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	8,625
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	10,300	9,973
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	10,916
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,825	16,282
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	8,882
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	575	571
[4]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	1,085	1,066
[4]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	690	671
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	850	819
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	7,925	7,696
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,275	1,205
[4]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	11,500	11,070
[4]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	2,350	2,233
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	5,175	5,041
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,575	1,527
[4]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	525	510
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	5,250	5,145
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	2,150	2,100
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,580	1,547
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	4,685	4,577
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,700	1,608
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	4,307	4,193
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	1,000	931
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	3,529	3,406
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,564
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	3,307	3,179
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	969
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	6,425	6,129
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	2,851
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,850	3,625
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,319
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,750	2,602
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	839
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,875	3,758
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	650	620
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	4,036	3,946
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,739	1,687
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	8,150	8,161
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,600	1,594

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	130	129
[4]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	7,350	7,284
[4]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	250	248
[4]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	8,725	8,624
[4]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	18,304	17,923
[4]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	1,975	1,920
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,950	1,892
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	7,125	6,877
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.511%	9/10/47	1,675	1,575
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,284	1,257
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	10,996
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	1,882
[4]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,588
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	5,916
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	5,393
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	2,999	2,898
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,168
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,273	2,156
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	3,331	3,204
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,271
[4]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,105
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	10,404
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,649
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,647
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	7,779
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,038
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	11,279
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	538
[4]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	840
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	12,129
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,146
[4]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	9,095
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	2,895
[4]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	6,833
[4]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,171
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	7,008
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	16,200	13,839
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	3,775	3,210
[4]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,223
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	6,228
[4]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	1,780
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,454
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	5,592
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	838
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	9,633	9,294
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,875	1,719
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,504	1,462
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	1,050	995
[4]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	965	949
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	1,275	1,218
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	4,488	4,345
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,725	2,539
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	7,606	7,338
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	4,225	4,025
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	846
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	5,700	5,410
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	962
[4]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,750	2,596
[4]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	969
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	2,950	2,884
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	775	749
[4]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	874	865
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	271	267
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	888	876
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	1,125	1,077
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	2,079	2,024
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	850	788
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	2,219	2,146
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	963
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	3,150	2,968

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,199
[4]	Hyundai Auto Receivables Trust Series 2022-B	3.720%	11/16/26	4,425	4,339
[4]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	5,775	5,487
[4]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	11,025	11,048
[4]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,650	2,657
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	268	267
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,735	1,727
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	216	215
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,093	1,082
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	9,174	9,054
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,600	1,575
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.943%	12/15/46	1,600	1,574
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	2,590	2,558
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	3,055	2,961
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,388
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	13,046
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	634
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,409
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,239
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,776	1,761
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.052%	7/15/45	1,184	1,172
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	297	294
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	3,369	3,344
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	1,260	1,234
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	56	56
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	2,940	2,902
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	1,680	1,656
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	322	319
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	5,500	5,412
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	1,100	1,080
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.883%	1/15/47	1,650	1,599
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	15,816	15,458
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	1,173	1,138
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.735%	2/15/47	1,422	1,370
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	442	431
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	2,800	2,732
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	2,225	2,147
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	374	367
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	1,375	1,335
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,670	1,599
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	8,325	8,055
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,130
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4,175	4,045
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,353
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	67	65
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,187
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	3,880
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	9,597
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	2,775	2,639

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	17,150	16,423
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	2,712
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,646
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	2,737	2,657
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	2,885
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	6,775	6,409
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,608
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,309	1,276
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,425
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	2,575	2,513
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	5,406
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,707
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,462	1,418
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	8,647	8,247
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	2,947	2,849
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,542
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,037
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	2,748	2,660
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.736%	3/17/49	330	306
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	16,039
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	2,909
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	9,955
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,050
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	1,867
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	16,304
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	10,699
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	921
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,082
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,864
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	803
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,460	3,254
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	13,289
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	5,081
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,539
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,144
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	12,335
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,462
[4]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	13,520
[4]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,163
[4]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	700	694
[4]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	1,995	1,975
[4]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,915	1,866
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	3,450	3,353
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,450	1,372
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	550	518
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	4,550	4,322
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	678
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	249	248
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.070%	7/15/46	8,000	7,932
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.198%	8/15/46	1,680	1,655
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	3,500	3,432
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.743%	11/15/46	1,750	1,717
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,279	3,218
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.869%	2/15/47	1,600	1,550
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	282	277
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	4,200	4,081

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.315%	6/15/47	1,675	1,594
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,400	1,354
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.431%	10/15/47	1,675	1,582
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	1,455	1,426
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	5,050	4,826
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	952	929
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	10,125	9,627
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	6,625	6,267
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	2,264	2,202
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	4,500	4,274
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,658
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	815	795
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	5,473
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	4,660
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	3,089	2,985
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	5,382
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	2,063	2,005
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,925	4,650
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,640	1,596
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,319
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,387	3,205
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	1,982	1,924
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,261
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,395	1,341
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,161
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	10,661
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	12,931
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	12,526
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,230
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	7,547
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	4,703
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,209
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	7,678
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	3,855
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,339
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,203
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	10,561
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	10,758
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,426
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	999	943
[4]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	6,912
[4]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	9,460
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	13,299
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,651
[4]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	4,944
[4]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	3,799
[4]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	7,773
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	9,498
[4]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,095
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	8,851
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,296
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,216
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	698
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	401
[4]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	8,501

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Capital I Trust Series 2022-L8	3.795%	4/15/55	10,450	9,328
[4]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	143
[4]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	5,025	4,910
[4]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	1,050	1,006
[4]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,325	1,295
[4]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	2,150	2,098
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	716	709
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	850	819
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	6,975	6,680
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	2,982
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	3,400	3,232
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	1,930
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	4,200	4,149
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	1,050	1,026
[4]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,175	1,123
[4]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,575
[4]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	530	528
[4]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	748	742
[4]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	2,561	2,516
[4]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	684	682
[4]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,900	3,641
[4]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,625	2,525
[4]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,700	3,455
[4]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	6,100	5,965
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	3,175	3,023
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,400	1,304
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	4,175	4,054
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	2,100	2,010
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,675	3,550
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,517
[4]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,775	2,704
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,825	1,778
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	2,025	1,952
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	825	806
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	1,050	1,009
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,160
[4]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	12,600	12,132
[4]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	2,315	2,251
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	206	203
[4]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	901	887
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	2,271	2,219
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	925	872
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	2,524	2,454
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,485	1,366
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	21,050	20,214
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,402
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	7,375	6,994
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,419
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	3,675	3,465
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,033
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	4,675	4,523
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	1,050	993
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	4,715	4,580
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	650	629
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	9,280
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,247
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	7,384
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	1,927
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	8,883
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,625
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	5,876	5,323
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	7,316
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,198
[4]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	4,863
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	7,580
[4]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	3,954
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,538	6,069
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	14,793
[4]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	3,895
[4]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	14,665

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	9,863
[4]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,492
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	5,646
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,736
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	929	919
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	5,552
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	1,003
[4]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	12,231
[4]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	8,481
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	4,701
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,406
[4]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	5,514
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,246
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	1,965
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	5,201	5,173
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	1,150	1,140
[4]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	36,015	33,863
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	22,200	20,702
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	8,625	8,034
[4]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	12,000	11,616
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	7,400	7,150
[4]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	10,524	10,350
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	506	498
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	7,625	7,237
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	958
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	304	299
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	23,025	22,346
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	550	526
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	754	735
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	5,650	5,380
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	2,695
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	2,463	2,399
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	2,987
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,131
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	8,131	7,752
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	8,078
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,517
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	2,652	2,589
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	8,076
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	660	642
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	14,401	13,631
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,629
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,243	1,206
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,251
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,741
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	31	31
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	1,313	1,291
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,152
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,867	2,768
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,803
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,070	9,633
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	12,511
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,591
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,897	1,836
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,280
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,203

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,336
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,465	2,262
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,404
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	3,675	3,518
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,283
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,431
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,061
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	10,551
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	2,902
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	8,895
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	4,839
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	4,874
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	7,424
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	1,932
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	12,228
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,346
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	7,967
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	7,926
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	14,871
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,519
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	9,983
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	9,567
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	5,745
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	10,122
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	3,834
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	12,311
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	6,962
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	9,917
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,445
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	4,023
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	9,312
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	5,585
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	10,791
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	1,865
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,210
[4]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	4,778
[4]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	356	355
[4]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	3,436	3,415
[4]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	673	667
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	3,000	2,938
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	80	79
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	1,120	1,073
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	135	134
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,250	1,236
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,100	2,073
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	169	167
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	1,450	1,427
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	1,150	1,128
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	1,150	1,108
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	5,010	4,911
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	575	558
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.838%	12/15/46	862	825
[4]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	2,091	2,058
[4]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.024%	3/15/46	575	565

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	213	210
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	2,825	2,764
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	950	908
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	273	269
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,560	1,517
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,675	1,631
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,675	1,617
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,128	1,089
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	4,000	3,859
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	7,886
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,579
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,085	1,066
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,619
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,074
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,084	1,051
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	2,749
[4]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	2,930
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	517	512
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	6,720	6,579
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	2,800	2,718
[4]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	1,287	1,277
[4]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,705	1,662
[4]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,229	1,201
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	615	580
[4]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	1,938	1,884
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,125	1,046
[4]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	2,477	2,382
[4]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	797
[4]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	5,035	4,828
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	5,275	5,044
[4]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,681
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	5,200	4,944
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	2,883
[4]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	5,300	5,045
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	483
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	4,425	4,272
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,575	1,503
[4]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,625	2,540
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,325	1,269
[4]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	1,125	1,108
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,900	2,820
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	1,050	999
[4]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	238	237
[4]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,850	1,789
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,744,347)					6,955,711
Corporate Bonds (26.7%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	13,200	12,569
	Activision Blizzard Inc.	3.400%	6/15/27	4,431	4,191
	Activision Blizzard Inc.	1.350%	9/15/30	7,999	6,248
	Activision Blizzard Inc.	4.500%	6/15/47	6,942	6,091
	Activision Blizzard Inc.	2.500%	9/15/50	21,167	13,066
	Alphabet Inc.	0.450%	8/15/25	11,636	10,485
	Alphabet Inc.	1.998%	8/15/26	10,502	9,659
	Alphabet Inc.	0.800%	8/15/27	15,127	12,979
	Alphabet Inc.	1.100%	8/15/30	28,471	22,354
	Alphabet Inc.	1.900%	8/15/40	19,565	12,969
	Alphabet Inc.	2.050%	8/15/50	27,780	16,482
	Alphabet Inc.	2.250%	8/15/60	23,854	13,557
	America Movil SAB de CV	3.625%	4/22/29	10,997	10,014
	America Movil SAB de CV	2.875%	5/7/30	6,561	5,622
	America Movil SAB de CV	4.700%	7/21/32	10,200	9,759
	America Movil SAB de CV	6.375%	3/1/35	17,595	18,762
	America Movil SAB de CV	6.125%	11/15/37	6,807	7,123
	America Movil SAB de CV	6.125%	3/30/40	22,906	23,673
	America Movil SAB de CV	4.375%	7/16/42	16,984	14,578
	America Movil SAB de CV	4.375%	4/22/49	15,726	13,434
	AT&T Inc.	0.900%	3/25/24	27,592	26,220
	AT&T Inc.	1.700%	3/25/26	44,845	40,476
	AT&T Inc.	2.950%	7/15/26	843	783
	AT&T Inc.	3.800%	2/15/27	16,759	15,962
	AT&T Inc.	4.250%	3/1/27	16,756	16,310
	AT&T Inc.	2.300%	6/1/27	29,408	26,206
	AT&T Inc.	1.650%	2/1/28	27,263	23,065
[4]	AT&T Inc.	4.100%	2/15/28	20,482	19,499
	AT&T Inc.	4.350%	3/1/29	42,680	40,618
[4]	AT&T Inc.	4.300%	2/15/30	38,296	36,013
	AT&T Inc.	2.750%	6/1/31	39,106	32,472
	AT&T Inc.	2.250%	2/1/32	17,423	13,661
	AT&T Inc.	2.550%	12/1/33	48,609	37,380
	AT&T Inc.	4.500%	5/15/35	30,887	28,092
	AT&T Inc.	4.900%	8/15/37	17,275	15,908
	AT&T Inc.	4.850%	3/1/39	25,123	22,489
	AT&T Inc.	3.500%	6/1/41	31,196	23,282
	AT&T Inc.	4.300%	12/15/42	22,809	18,794
	AT&T Inc.	4.650%	6/1/44	14,672	12,361
	AT&T Inc.	4.350%	6/15/45	16,294	13,163
	AT&T Inc.	4.750%	5/15/46	27,329	23,321
[4]	AT&T Inc.	5.150%	11/15/46	11,878	10,711

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	5.450%	3/1/47	1,300	1,225
	AT&T Inc.	4.500%	3/9/48	30,057	24,462
	AT&T Inc.	4.550%	3/9/49	14,107	11,552
	AT&T Inc.	3.650%	6/1/51	41,855	29,602
	AT&T Inc.	3.500%	9/15/53	84,907	57,768
	AT&T Inc.	3.550%	9/15/55	96,098	64,906
	AT&T Inc.	3.800%	12/1/57	68,169	47,247
	AT&T Inc.	3.650%	9/15/59	82,806	56,057
	AT&T Inc.	3.850%	6/1/60	20,233	14,123
	Baidu Inc.	3.875%	9/29/23	11,525	11,367
	Baidu Inc.	4.375%	5/14/24	10,091	9,925
	Baidu Inc.	3.075%	4/7/25	6,970	6,569
	Baidu Inc.	1.720%	4/9/26	7,410	6,560
	Baidu Inc.	3.625%	7/6/27	10,274	9,463
	Baidu Inc.	4.375%	3/29/28	7,995	7,543
	Baidu Inc.	4.875%	11/14/28	5,550	5,322
	Baidu Inc.	3.425%	4/7/30	5,467	4,749
	Baidu Inc.	2.375%	10/9/30	4,000	3,180
	Baidu Inc.	2.375%	8/23/31	10,340	8,065
[4]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	832	650
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	306	250
[4]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,630	4,079
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,375	3,602
	Booking Holdings Inc.	3.650%	3/15/25	9,977	9,718
	Booking Holdings Inc.	3.600%	6/1/26	17,811	17,066
	Booking Holdings Inc.	3.550%	3/15/28	9,333	8,702
	Booking Holdings Inc.	4.625%	4/13/30	20,864	20,188
	British Telecommunications plc	5.125%	12/4/28	6,000	5,814
	British Telecommunications plc	9.625%	12/15/30	33,338	39,795
[4]	Charter Communications Operating LLC	4.500%	2/1/24	17,219	17,011
	Charter Communications Operating LLC	4.908%	7/23/25	49,849	48,887
	Charter Communications Operating LLC	3.750%	2/15/28	33,250	30,111
	Charter Communications Operating LLC	4.200%	3/15/28	21,236	19,509
	Charter Communications Operating LLC	2.250%	1/15/29	20,570	16,533
	Charter Communications Operating LLC	5.050%	3/30/29	25,083	23,585
	Charter Communications Operating LLC	2.800%	4/1/31	22,059	17,151
	Charter Communications Operating LLC	2.300%	2/1/32	11,892	8,776
	Charter Communications Operating LLC	4.400%	4/1/33	7,325	6,278
	Charter Communications Operating LLC	6.384%	10/23/35	40,087	39,149
	Charter Communications Operating LLC	5.375%	4/1/38	11,533	9,691
	Charter Communications Operating LLC	3.500%	6/1/41	16,135	10,611
	Charter Communications Operating LLC	3.500%	3/1/42	20,895	13,500
	Charter Communications Operating LLC	6.484%	10/23/45	43,201	39,151
	Charter Communications Operating LLC	5.375%	5/1/47	34,024	26,809
	Charter Communications Operating LLC	5.750%	4/1/48	34,389	28,281
	Charter Communications Operating LLC	5.125%	7/1/49	16,633	12,692
	Charter Communications Operating LLC	4.800%	3/1/50	39,418	28,843
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	3.700%	4/1/51	36,622	22,294
	Charter Communications Operating LLC	3.900%	6/1/52	25,830	16,292
	Charter Communications Operating LLC	5.250%	4/1/53	6,395	4,996
	Charter Communications Operating LLC	6.834%	10/23/55	13,079	12,102
	Charter Communications Operating LLC	3.850%	4/1/61	24,318	14,050
	Charter Communications Operating LLC	4.400%	12/1/61	18,825	12,095
	Charter Communications Operating LLC	3.950%	6/30/62	18,000	10,634
	Charter Communications Operating LLC	5.500%	4/1/63	6,395	4,924
	Comcast Corp.	3.700%	4/15/24	20,420	20,107
	Comcast Corp.	3.375%	2/15/25	27,282	26,463
	Comcast Corp.	3.375%	8/15/25	34,236	33,024
	Comcast Corp.	3.950%	10/15/25	42,065	41,181
	Comcast Corp.	3.150%	3/1/26	24,095	22,957
	Comcast Corp.	2.350%	1/15/27	31,566	28,726
	Comcast Corp.	3.300%	2/1/27	19,756	18,648
	Comcast Corp.	3.300%	4/1/27	14,704	13,862
	Comcast Corp.	3.150%	2/15/28	20,498	18,943
	Comcast Corp.	3.550%	5/1/28	3,445	3,239
	Comcast Corp.	4.150%	10/15/28	55,602	53,442
	Comcast Corp.	2.650%	2/1/30	24,691	21,318
	Comcast Corp.	3.400%	4/1/30	20,766	18,903
	Comcast Corp.	4.250%	10/15/30	26,205	25,131
	Comcast Corp.	1.950%	1/15/31	21,420	17,283
	Comcast Corp.	1.500%	2/15/31	15,383	11,977
	Comcast Corp.	4.250%	1/15/33	22,517	21,218
	Comcast Corp.	7.050%	3/15/33	6,834	7,866
	Comcast Corp.	5.650%	6/15/35	6,526	6,826
	Comcast Corp.	4.400%	8/15/35	13,795	12,813
	Comcast Corp.	6.500%	11/15/35	6,500	7,228
	Comcast Corp.	3.200%	7/15/36	14,185	11,500
	Comcast Corp.	6.450%	3/15/37	14,039	15,416
	Comcast Corp.	3.900%	3/1/38	7,568	6,561
	Comcast Corp.	4.600%	10/15/38	46,142	42,624
	Comcast Corp.	6.550%	7/1/39	1,400	1,542
	Comcast Corp.	3.250%	11/1/39	19,329	15,088
	Comcast Corp.	3.750%	4/1/40	22,369	18,469
	Comcast Corp.	4.650%	7/15/42	8,817	7,962
	Comcast Corp.	4.750%	3/1/44	300	273
	Comcast Corp.	4.600%	8/15/45	18,102	15,971
	Comcast Corp.	3.400%	7/15/46	17,076	12,518
	Comcast Corp.	4.000%	8/15/47	23,822	19,127
	Comcast Corp.	3.969%	11/1/47	36,326	29,144
	Comcast Corp.	4.000%	3/1/48	16,128	12,986
	Comcast Corp.	4.700%	10/15/48	22,681	20,423
	Comcast Corp.	3.999%	11/1/49	18,561	14,785
	Comcast Corp.	3.450%	2/1/50	22,210	16,201
	Comcast Corp.	2.800%	1/15/51	21,788	13,884
	Comcast Corp.	2.887%	11/1/51	61,737	39,954
	Comcast Corp.	2.450%	8/15/52	16,748	9,900
	Comcast Corp.	4.049%	11/1/52	21,248	17,095
	Comcast Corp.	2.937%	11/1/56	77,388	48,540
	Comcast Corp.	4.950%	10/15/58	15,042	13,733
	Comcast Corp.	2.650%	8/15/62	11,895	6,786
	Comcast Corp.	2.987%	11/1/63	40,991	24,958
[7]	Cox Communications Inc.	4.800%	2/1/35	4,100	3,637
	Deutsche Telekom International Finance BV	8.750%	6/15/30	52,809	62,309
	Deutsche Telekom International Finance BV	9.250%	6/1/32	3,525	4,404
	Discovery Communications LLC	3.800%	3/13/24	6,394	6,246

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Discovery Communications LLC	3.900%	11/15/24	6,917	6,694
Discovery Communications LLC	3.450%	3/15/25	4,594	4,367
Discovery Communications LLC	3.950%	6/15/25	12,316	11,748
Discovery Communications LLC	4.900%	3/11/26	12,195	11,824
Discovery Communications LLC	3.950%	3/20/28	26,101	23,163
Discovery Communications LLC	4.125%	5/15/29	13,224	11,468
Discovery Communications LLC	5.000%	9/20/37	9,138	7,367
Discovery Communications LLC	6.350%	6/1/40	8,756	7,950
Discovery Communications LLC	4.875%	4/1/43	11,648	8,638
Discovery Communications LLC	5.200%	9/20/47	9,935	7,423
Discovery Communications LLC	5.300%	5/15/49	10,093	7,650
Discovery Communications LLC	4.650%	5/15/50	13,300	9,146
Discovery Communications LLC	4.000%	9/15/55	20,124	12,124
Electronic Arts Inc.	4.800%	3/1/26	5,423	5,403
Electronic Arts Inc.	1.850%	2/15/31	10,456	8,227
Electronic Arts Inc.	2.950%	2/15/51	9,930	6,458
Expedia Group Inc.	5.000%	2/15/26	24,405	24,093
Expedia Group Inc.	4.625%	8/1/27	7,518	7,216
Expedia Group Inc.	3.800%	2/15/28	13,670	12,550
Expedia Group Inc.	3.250%	2/15/30	11,488	9,750
Expedia Group Inc.	2.950%	3/15/31	4,098	3,299
FactSet Research Systems Inc.	2.900%	3/1/27	3,641	3,315
Fox Corp.	4.030%	1/25/24	18,767	18,543
Fox Corp.	3.050%	4/7/25	7,754	7,420
Fox Corp.	4.709%	1/25/29	30,032	29,069
Fox Corp.	3.500%	4/8/30	8,119	7,180
Fox Corp.	5.476%	1/25/39	17,784	16,168
Fox Corp.	5.576%	1/25/49	22,575	20,236
Grupo Televisa SAB	4.625%	1/30/26	2,825	2,765
Grupo Televisa SAB	8.500%	3/11/32	610	716
Grupo Televisa SAB	6.625%	1/15/40	10,456	10,776
Grupo Televisa SAB	5.000%	5/13/45	16,912	14,490
Grupo Televisa SAB	6.125%	1/31/46	6,071	6,053
Grupo Televisa SAB	5.250%	5/24/49	7,669	6,793
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,177	4,100
Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,684	5,441
Interpublic Group of Cos. Inc.	4.750%	3/30/30	7,191	6,782
Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,980	5,518
Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,175	1,533
Interpublic Group of Cos. Inc.	5.400%	10/1/48	7,405	6,797
Koninklijke KPN NV	8.375%	10/1/30	8,650	9,682
Meta Platforms Inc.	3.500%	8/15/27	15,600	14,539
Meta Platforms Inc.	3.850%	8/15/32	14,785	13,010
Meta Platforms Inc.	4.450%	8/15/52	20,577	16,352
Meta Platforms Inc.	4.650%	8/15/62	17,515	14,053
NBCUniversal Media LLC	6.400%	4/30/40	1,385	1,506
NBCUniversal Media LLC	5.950%	4/1/41	400	416
NBCUniversal Media LLC	4.450%	1/15/43	10,415	9,136
Omnicom Group Inc.	3.650%	11/1/24	15,691	15,365
Omnicom Group Inc.	3.600%	4/15/26	30,973	29,740
Omnicom Group Inc.	2.450%	4/30/30	9,588	7,916
Omnicom Group Inc.	4.200%	6/1/30	6,147	5,719
Omnicom Group Inc.	2.600%	8/1/31	10,838	8,861
Orange SA	9.000%	3/1/31	31,830	38,937
Orange SA	5.375%	1/13/42	16,460	15,941
Orange SA	5.500%	2/6/44	5,799	5,712
Paramount Global	4.750%	5/15/25	8,983	8,840
Paramount Global	4.000%	1/15/26	14,064	13,491
Paramount Global	2.900%	1/15/27	17,816	15,993
Paramount Global	3.375%	2/15/28	8,108	7,192
Paramount Global	3.700%	6/1/28	7,267	6,483
Paramount Global	4.200%	6/1/29	7,041	6,262
Paramount Global	7.875%	7/30/30	7,556	8,034
Paramount Global	4.950%	1/15/31	29,745	26,530
Paramount Global	4.200%	5/19/32	20,090	16,425
Paramount Global	5.500%	5/15/33	4,321	3,888
Paramount Global	6.875%	4/30/36	13,857	13,449
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	5.900%	10/15/40	5,496	4,800
	Paramount Global	4.850%	7/1/42	13,551	10,041
	Paramount Global	4.375%	3/15/43	23,990	16,577
	Paramount Global	5.850%	9/1/43	16,977	14,092
	Paramount Global	5.250%	4/1/44	520	401
	Paramount Global	4.900%	8/15/44	8,123	5,927
	Paramount Global	4.600%	1/15/45	7,350	5,160
	Paramount Global	4.950%	5/19/50	12,305	8,984
[7]	Rogers Communications Inc.	2.950%	3/15/25	17,347	16,543
	Rogers Communications Inc.	3.625%	12/15/25	8,849	8,468
	Rogers Communications Inc.	2.900%	11/15/26	14,334	13,094
[7]	Rogers Communications Inc.	3.200%	3/15/27	10,375	9,598
[7]	Rogers Communications Inc.	3.800%	3/15/32	26,484	22,857
	Rogers Communications Inc.	7.500%	8/15/38	3,679	4,085
[7]	Rogers Communications Inc.	4.500%	3/15/42	18,770	15,246
	Rogers Communications Inc.	4.500%	3/15/43	10,747	8,564
	Rogers Communications Inc.	5.000%	3/15/44	7,087	6,035
	Rogers Communications Inc.	4.300%	2/15/48	5,535	4,177
	Rogers Communications Inc.	4.350%	5/1/49	15,544	11,800
	Rogers Communications Inc.	3.700%	11/15/49	6,425	4,375
[7]	Rogers Communications Inc.	4.550%	3/15/52	21,465	16,743
	Take-Two Interactive Software Inc.	3.300%	3/28/24	6,025	5,880
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,779	5,565
	Take-Two Interactive Software Inc.	3.700%	4/14/27	5,548	5,222
	Take-Two Interactive Software Inc.	4.000%	4/14/32	4,601	4,070
	TCI Communications Inc.	7.875%	2/15/26	7,929	8,587
	TCI Communications Inc.	7.125%	2/15/28	7,491	8,184
	Telefonica Emisiones SA	4.103%	3/8/27	19,252	18,247
	Telefonica Emisiones SA	7.045%	6/20/36	27,376	28,281
	Telefonica Emisiones SA	4.665%	3/6/38	19,325	15,341
	Telefonica Emisiones SA	5.213%	3/8/47	32,532	26,263
	Telefonica Emisiones SA	4.895%	3/6/48	16,818	12,974
	Telefonica Emisiones SA	5.520%	3/1/49	22,673	18,956
	Telefonica Europe BV	8.250%	9/15/30	12,166	13,578
	TELUS Corp.	2.800%	2/16/27	10,721	9,906
	TELUS Corp.	3.400%	5/13/32	7,840	6,672
	TELUS Corp.	4.600%	11/16/48	2,762	2,383
	TELUS Corp.	4.300%	6/15/49	13,834	11,335
	Tencent Music Entertainment Group	2.000%	9/3/30	7,319	5,542
	Thomson Reuters Corp.	3.350%	5/15/26	6,100	5,788
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	7,825
	Thomson Reuters Corp.	5.850%	4/15/40	3,795	3,675
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	4,141
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	10,498	11,717
	Time Warner Cable LLC	6.550%	5/1/37	21,261	20,162
	Time Warner Cable LLC	7.300%	7/1/38	23,532	23,519
	Time Warner Cable LLC	6.750%	6/15/39	27,009	25,727
	Time Warner Cable LLC	5.875%	11/15/40	24,562	21,380
	Time Warner Cable LLC	5.500%	9/1/41	21,284	17,776
	Time Warner Cable LLC	4.500%	9/15/42	25,650	18,853
	T-Mobile USA Inc.	3.500%	4/15/25	40,815	39,292
	T-Mobile USA Inc.	1.500%	2/15/26	17,621	15,789
	T-Mobile USA Inc.	2.250%	2/15/26	1,476	1,344
	T-Mobile USA Inc.	2.625%	4/15/26	7,636	6,994
	T-Mobile USA Inc.	3.750%	4/15/27	56,080	52,875
	T-Mobile USA Inc.	5.375%	4/15/27	4,698	4,736
	T-Mobile USA Inc.	4.750%	2/1/28	15,676	15,273
	T-Mobile USA Inc.	2.050%	2/15/28	24,926	21,444
	T-Mobile USA Inc.	2.625%	2/15/29	10,740	9,116
	T-Mobile USA Inc.	2.400%	3/15/29	3,440	2,902
	T-Mobile USA Inc.	3.375%	4/15/29	23,480	20,688
	T-Mobile USA Inc.	3.875%	4/15/30	88,382	80,227

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.550%	2/15/31	36,089	29,410
	T-Mobile USA Inc.	2.875%	2/15/31	14,268	11,780
	T-Mobile USA Inc.	3.500%	4/15/31	36,640	31,733
	T-Mobile USA Inc.	2.250%	11/15/31	9,430	7,416
	T-Mobile USA Inc.	2.700%	3/15/32	6,230	5,042
	T-Mobile USA Inc.	5.200%	1/15/33	4,248	4,206
	T-Mobile USA Inc.	4.375%	4/15/40	33,439	28,690
	T-Mobile USA Inc.	3.000%	2/15/41	31,200	22,025
	T-Mobile USA Inc.	4.500%	4/15/50	40,986	33,842
	T-Mobile USA Inc.	3.300%	2/15/51	41,506	27,665
	T-Mobile USA Inc.	3.400%	10/15/52	23,385	15,881
	T-Mobile USA Inc.	5.650%	1/15/53	4,293	4,176
	T-Mobile USA Inc.	3.600%	11/15/60	25,805	16,977
	T-Mobile USA Inc.	5.800%	9/15/62	5,078	4,947
[4]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	18,256	17,502
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	11,170	10,583
[4]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	14,898	13,476
[4]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	2,474	2,305
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,444	7,280
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,725	10,393
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,964	11,165
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,713	9,480
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	7,156	6,183
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,793	1,259
	VeriSign Inc.	4.750%	7/15/27	267	260
	VeriSign Inc.	2.700%	6/15/31	8,752	7,160
	Verizon Communications Inc.	3.376%	2/15/25	17,906	17,357
	Verizon Communications Inc.	0.850%	11/20/25	21,476	19,181
	Verizon Communications Inc.	1.450%	3/20/26	26,322	23,658
	Verizon Communications Inc.	2.625%	8/15/26	33,630	31,065
	Verizon Communications Inc.	4.125%	3/16/27	38,589	37,587
	Verizon Communications Inc.	3.000%	3/22/27	4,872	4,530
	Verizon Communications Inc.	2.100%	3/22/28	43,365	37,619
	Verizon Communications Inc.	4.329%	9/21/28	59,132	56,920
	Verizon Communications Inc.	3.875%	2/8/29	3,303	3,102
	Verizon Communications Inc.	4.016%	12/3/29	53,133	49,725
	Verizon Communications Inc.	3.150%	3/22/30	23,154	20,399
	Verizon Communications Inc.	1.500%	9/18/30	10,375	8,071
	Verizon Communications Inc.	1.680%	10/30/30	31,636	24,587
	Verizon Communications Inc.	7.750%	12/1/30	825	949
	Verizon Communications Inc.	1.750%	1/20/31	29,928	23,182
	Verizon Communications Inc.	2.550%	3/21/31	60,976	50,183
	Verizon Communications Inc.	2.355%	3/15/32	65,713	52,113
	Verizon Communications Inc.	4.500%	8/10/33	40,671	38,118
	Verizon Communications Inc.	4.400%	11/1/34	39,980	36,756
	Verizon Communications Inc.	5.850%	9/15/35	1,000	1,013
	Verizon Communications Inc.	4.272%	1/15/36	20,250	18,098
	Verizon Communications Inc.	5.250%	3/16/37	31,743	31,313
	Verizon Communications Inc.	4.812%	3/15/39	19,217	17,676
	Verizon Communications Inc.	2.650%	11/20/40	36,802	24,842
	Verizon Communications Inc.	3.400%	3/22/41	50,913	38,340
	Verizon Communications Inc.	2.850%	9/3/41	14,825	10,259
	Verizon Communications Inc.	4.750%	11/1/41	7,800	7,112
	Verizon Communications Inc.	3.850%	11/1/42	2,108	1,670
	Verizon Communications Inc.	4.125%	8/15/46	18,117	14,572
	Verizon Communications Inc.	4.862%	8/21/46	27,908	25,280
	Verizon Communications Inc.	5.500%	3/16/47	3,605	3,500
	Verizon Communications Inc.	4.522%	9/15/48	54,650	46,754
	Verizon Communications Inc.	4.000%	3/22/50	19,824	15,543
	Verizon Communications Inc.	2.875%	11/20/50	35,823	22,593
	Verizon Communications Inc.	3.550%	3/22/51	59,927	42,899
	Verizon Communications Inc.	5.012%	8/21/54	605	552
	Verizon Communications Inc.	2.987%	10/30/56	62,917	38,612
	Verizon Communications Inc.	3.000%	11/20/60	20,783	12,451
	Verizon Communications Inc.	3.700%	3/22/61	48,740	34,164
	Vodafone Group plc	3.750%	1/16/24	23,050	22,761
	Vodafone Group plc	4.125%	5/30/25	19,606	19,298
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	7.875%	2/15/30	3,168	3,565
	Vodafone Group plc	6.150%	2/27/37	10,460	10,585
	Vodafone Group plc	5.000%	5/30/38	30,745	28,252
	Vodafone Group plc	4.375%	2/19/43	18,463	14,731
	Vodafone Group plc	5.250%	5/30/48	33,732	29,953
	Vodafone Group plc	4.875%	6/19/49	23,782	20,009
	Vodafone Group plc	4.250%	9/17/50	20,491	15,829
	Vodafone Group plc	5.125%	6/19/59	6,277	5,372
	Walt Disney Co.	1.750%	8/30/24	16,472	15,688
	Walt Disney Co.	3.700%	9/15/24	8,626	8,449
	Walt Disney Co.	3.350%	3/24/25	16,619	16,098
	Walt Disney Co.	3.700%	10/15/25	14,195	13,777
	Walt Disney Co.	1.750%	1/13/26	18,950	17,361
	Walt Disney Co.	3.375%	11/15/26	10,249	9,692
	Walt Disney Co.	3.700%	3/23/27	8,088	7,777
	Walt Disney Co.	2.200%	1/13/28	15,426	13,748
	Walt Disney Co.	2.000%	9/1/29	28,694	24,089
	Walt Disney Co.	3.800%	3/22/30	16,645	15,491
	Walt Disney Co.	2.650%	1/13/31	24,008	20,513
	Walt Disney Co.	6.550%	3/15/33	13,018	14,376
	Walt Disney Co.	6.200%	12/15/34	13,281	14,479
	Walt Disney Co.	6.400%	12/15/35	18,525	20,266
	Walt Disney Co.	6.150%	3/1/37	18,723	20,118
	Walt Disney Co.	6.650%	11/15/37	7,000	7,880
	Walt Disney Co.	4.625%	3/23/40	12,320	11,516
	Walt Disney Co.	3.500%	5/13/40	21,735	17,528
	Walt Disney Co.	6.150%	2/15/41	554	598
	Walt Disney Co.	5.400%	10/1/43	8,780	8,805
	Walt Disney Co.	4.750%	9/15/44	17,315	15,929
	Walt Disney Co.	4.950%	10/15/45	2,441	2,293
	Walt Disney Co.	4.750%	11/15/46	7,313	6,692
	Walt Disney Co.	2.750%	9/1/49	27,125	17,976
	Walt Disney Co.	4.700%	3/23/50	21,289	19,647
	Walt Disney Co.	3.600%	1/13/51	25,358	19,445
	Walt Disney Co.	3.800%	5/13/60	14,220	10,925
[7]	Warnermedia Holdings Inc.	3.428%	3/15/24	23,232	22,548
[7]	Warnermedia Holdings Inc.	3.528%	3/15/24	7,195	6,972
[7]	Warnermedia Holdings Inc.	3.638%	3/15/25	23,946	22,776
[7]	Warnermedia Holdings Inc.	3.788%	3/15/25	7,272	6,953
[7]	Warnermedia Holdings Inc.	3.755%	3/15/27	53,262	48,071
[7]	Warnermedia Holdings Inc.	4.054%	3/15/29	19,785	17,148
[7]	Warnermedia Holdings Inc.	4.279%	3/15/32	65,635	54,117
[7]	Warnermedia Holdings Inc.	5.050%	3/15/42	60,285	46,359
[7]	Warnermedia Holdings Inc.	5.141%	3/15/52	97,675	71,721
[7]	Warnermedia Holdings Inc.	5.391%	3/15/62	39,567	28,985
	Weibo Corp.	3.500%	7/5/24	10,075	9,764
	Weibo Corp.	3.375%	7/8/30	11,890	9,127
	WPP Finance 2010	3.750%	9/19/24	10,465	10,136
					6,405,986
Consumer Discretionary (1.6%)
	Advance Auto Parts Inc.	3.900%	4/15/30	12,013	10,555
	Advance Auto Parts Inc.	3.500%	3/15/32	3,000	2,453
	Alibaba Group Holding Ltd.	3.600%	11/28/24	28,696	27,738
	Alibaba Group Holding Ltd.	3.400%	12/6/27	33,203	30,605
	Alibaba Group Holding Ltd.	2.125%	2/9/31	16,281	12,938
	Alibaba Group Holding Ltd.	4.500%	11/28/34	8,766	7,840
	Alibaba Group Holding Ltd.	4.000%	12/6/37	12,735	10,374
	Alibaba Group Holding Ltd.	2.700%	2/9/41	10,865	6,988
	Alibaba Group Holding Ltd.	4.200%	12/6/47	20,440	15,697
	Alibaba Group Holding Ltd.	3.150%	2/9/51	19,663	12,299
	Alibaba Group Holding Ltd.	4.400%	12/6/57	14,397	11,069
	Alibaba Group Holding Ltd.	3.250%	2/9/61	11,742	7,066
	Amazon.com Inc.	2.730%	4/13/24	7,500	7,310
	Amazon.com Inc.	0.450%	5/12/24	34,210	32,272
	Amazon.com Inc.	2.800%	8/22/24	24,420	23,657
	Amazon.com Inc.	4.700%	11/29/24	14,895	14,888
	Amazon.com Inc.	3.800%	12/5/24	7,218	7,104

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.000%	4/13/25	13,713	13,247
	Amazon.com Inc.	0.800%	6/3/25	11,790	10,776
	Amazon.com Inc.	4.600%	12/1/25	10,475	10,462
	Amazon.com Inc.	5.200%	12/3/25	19,147	19,500
	Amazon.com Inc.	1.000%	5/12/26	10,671	9,459
	Amazon.com Inc.	3.300%	4/13/27	20,330	19,309
	Amazon.com Inc.	1.200%	6/3/27	26,430	22,906
	Amazon.com Inc.	3.150%	8/22/27	38,476	36,225
	Amazon.com Inc.	4.550%	12/1/27	15,311	15,267
	Amazon.com Inc.	1.650%	5/12/28	44,845	38,592
	Amazon.com Inc.	3.450%	4/13/29	29,657	27,753
	Amazon.com Inc.	4.650%	12/1/29	10,750	10,669
	Amazon.com Inc.	2.100%	5/12/31	52,451	42,927
	Amazon.com Inc.	3.600%	4/13/32	20,636	18,929
	Amazon.com Inc.	4.700%	12/1/32	10,750	10,680
	Amazon.com Inc.	4.800%	12/5/34	19,400	19,406
	Amazon.com Inc.	3.875%	8/22/37	74,870	66,407
	Amazon.com Inc.	2.875%	5/12/41	35,203	26,289
	Amazon.com Inc.	4.950%	12/5/44	8,326	8,224
	Amazon.com Inc.	4.050%	8/22/47	37,633	32,535
	Amazon.com Inc.	2.500%	6/3/50	37,371	23,712
	Amazon.com Inc.	3.100%	5/12/51	43,326	31,046
	Amazon.com Inc.	3.950%	4/13/52	15,245	12,772
	Amazon.com Inc.	4.250%	8/22/57	26,682	23,141
	Amazon.com Inc.	2.700%	6/3/60	31,785	19,346
	Amazon.com Inc.	3.250%	5/12/61	25,300	17,595
	Amazon.com Inc.	4.100%	4/13/62	8,840	7,307
[4]	American Honda Finance Corp.	3.550%	1/12/24	4,705	4,640
[4]	American Honda Finance Corp.	2.900%	2/16/24	14,208	13,873
[4]	American Honda Finance Corp.	2.400%	6/27/24	9,916	9,557
[4]	American Honda Finance Corp.	0.550%	7/12/24	11,138	10,415
[4]	American Honda Finance Corp.	2.150%	9/10/24	10,099	9,639
[4]	American Honda Finance Corp.	1.200%	7/8/25	6,575	6,014
[4]	American Honda Finance Corp.	1.000%	9/10/25	9,884	8,933
[4]	American Honda Finance Corp.	1.300%	9/9/26	1,794	1,585
[4]	American Honda Finance Corp.	2.300%	9/9/26	8,553	7,819
[4]	American Honda Finance Corp.	2.350%	1/8/27	5,300	4,816
[4]	American Honda Finance Corp.	2.000%	3/24/28	13,851	11,965
[4]	American Honda Finance Corp.	2.250%	1/12/29	4,365	3,754
[4]	American Honda Finance Corp.	1.800%	1/13/31	14,808	11,755
[4]	American University	3.672%	4/1/49	6,734	5,211
	Aptiv plc	4.350%	3/15/29	2,025	1,903
	Aptiv plc	3.250%	3/1/32	5,000	4,106
	Aptiv plc	4.400%	10/1/46	4,245	3,211
	Aptiv plc	5.400%	3/15/49	5,685	4,893
	Aptiv plc	3.100%	12/1/51	17,960	10,646
	Aptiv plc	4.150%	5/1/52	11,475	8,311
	AutoNation Inc.	3.500%	11/15/24	5,208	4,991
	AutoNation Inc.	4.500%	10/1/25	6,029	5,853
	AutoNation Inc.	3.800%	11/15/27	8,375	7,609
	AutoNation Inc.	1.950%	8/1/28	400	320
	AutoNation Inc.	4.750%	6/1/30	2,275	2,036
	AutoNation Inc.	2.400%	8/1/31	4,241	3,047
	AutoNation Inc.	3.850%	3/1/32	10,880	8,696
	AutoZone Inc.	3.125%	4/18/24	5,500	5,356
	AutoZone Inc.	3.250%	4/15/25	7,735	7,431
	AutoZone Inc.	3.125%	4/21/26	10,680	10,081
	AutoZone Inc.	3.750%	6/1/27	12,322	11,759
	AutoZone Inc.	3.750%	4/18/29	10,399	9,630
	AutoZone Inc.	4.000%	4/15/30	16,140	14,945
	AutoZone Inc.	1.650%	1/15/31	8,399	6,501
	AutoZone Inc.	4.750%	8/1/32	18,660	18,127
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	9,828
	Best Buy Co. Inc.	1.950%	10/1/30	4,282	3,385
	BorgWarner Inc.	3.375%	3/15/25	5,966	5,711
	BorgWarner Inc.	2.650%	7/1/27	14,285	12,727
	BorgWarner Inc.	4.375%	3/15/45	6,815	5,259
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Brown University	2.924%	9/1/50	7,126	5,035
	Brunswick Corp.	0.850%	8/18/24	4,500	4,158
	Brunswick Corp.	2.400%	8/18/31	8,850	6,501
	Brunswick Corp.	4.400%	9/15/32	5,000	4,213
	Brunswick Corp.	5.100%	4/1/52	5,370	3,883
[4]	California Endowment	2.498%	4/1/51	3,815	2,363
	California Institute of Technology	4.321%	8/1/45	1,695	1,477
	California Institute of Technology	4.700%	11/1/11	8,780	7,281
	California Institute of Technology	3.650%	9/1/19	6,375	4,073
[4]	Case Western Reserve University	5.405%	6/1/22	3,370	3,130
	Choice Hotels International Inc.	3.700%	12/1/29	1,589	1,382
	Choice Hotels International Inc.	3.700%	1/15/31	1,175	1,000
	Claremont Mckenna College	3.775%	1/1/22	10,300	6,559
	Cleveland Clinic Foundation	4.858%	1/1/14	5,105	4,384
	Darden Restaurants Inc.	3.850%	5/1/27	5,450	5,185
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,069
	Dick's Sporting Goods Inc.	3.150%	1/15/32	3,785	2,968
	Dick's Sporting Goods Inc.	4.100%	1/15/52	12,375	8,059
	DR Horton Inc.	2.500%	10/15/24	10,608	10,094
	DR Horton Inc.	2.600%	10/15/25	8,324	7,743
	DR Horton Inc.	1.400%	10/15/27	3,922	3,268
[4]	Duke University	2.682%	10/1/44	9,450	6,837
[4]	Duke University	2.832%	10/1/55	11,720	7,895
	eBay Inc.	3.450%	8/1/24	8,346	8,126
	eBay Inc.	1.900%	3/11/25	12,900	12,076
	eBay Inc.	5.900%	11/22/25	4,555	4,658
	eBay Inc.	1.400%	5/10/26	9,670	8,582
	eBay Inc.	3.600%	6/5/27	12,887	12,176
	eBay Inc.	2.700%	3/11/30	18,458	15,700
	eBay Inc.	2.600%	5/10/31	10,915	8,980
	eBay Inc.	4.000%	7/15/42	9,480	7,521
	eBay Inc.	3.650%	5/10/51	13,100	9,446
[4]	Emory University	2.143%	9/1/30	10,350	8,524
[4]	Emory University	2.969%	9/1/50	4,562	3,066
[4]	Ford Foundation	2.415%	6/1/50	5,025	3,178
[4]	Ford Foundation	2.815%	6/1/70	10,450	6,187
	Fortune Brands Innovations Inc.	4.000%	6/15/25	9,201	8,946
	Fortune Brands Innovations Inc.	3.250%	9/15/29	8,225	7,125
	Fortune Brands Innovations Inc.	4.000%	3/25/32	5,300	4,600
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,180	3,144
	General Motors Co.	4.000%	4/1/25	6,826	6,667
	General Motors Co.	6.125%	10/1/25	3,956	4,033
	General Motors Co.	5.000%	10/1/28	9,629	9,257
	General Motors Co.	5.400%	10/15/29	7,670	7,335
	General Motors Co.	5.600%	10/15/32	12,865	11,997
	General Motors Co.	5.000%	4/1/35	20,408	17,563
	General Motors Co.	6.600%	4/1/36	23,156	22,709
	General Motors Co.	5.150%	4/1/38	14,799	12,816
	General Motors Co.	6.250%	10/2/43	29,742	27,560
	General Motors Co.	5.200%	4/1/45	11,777	9,629
	General Motors Co.	6.750%	4/1/46	18,206	17,630
	General Motors Co.	5.400%	4/1/48	12,742	10,481
	General Motors Financial Co. Inc.	5.100%	1/17/24	18,427	18,374
	General Motors Financial Co. Inc.	1.050%	3/8/24	6,170	5,860
	General Motors Financial Co. Inc.	3.950%	4/13/24	18,385	18,023
	General Motors Financial Co. Inc.	3.500%	11/7/24	20,923	20,180
	General Motors Financial Co. Inc.	4.000%	1/15/25	27,877	27,065
	General Motors Financial Co. Inc.	2.900%	2/26/25	33,808	32,087
	General Motors Financial Co. Inc.	3.800%	4/7/25	6,914	6,679
	General Motors Financial Co. Inc.	4.350%	4/9/25	15,240	14,843
	General Motors Financial Co. Inc.	2.750%	6/20/25	10,573	9,901
	General Motors Financial Co. Inc.	4.300%	7/13/25	34,557	33,525
	General Motors Financial Co. Inc.	1.250%	1/8/26	11,023	9,718
	General Motors Financial Co. Inc.	5.250%	3/1/26	14,623	14,400
	General Motors Financial Co. Inc.	1.500%	6/10/26	25,535	22,165
	General Motors Financial Co. Inc.	4.000%	10/6/26	25,475	24,004
	General Motors Financial Co. Inc.	4.350%	1/17/27	25,498	24,261

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.000%	4/9/27	15,160	14,697
	General Motors Financial Co. Inc.	2.700%	8/20/27	9,047	7,900
	General Motors Financial Co. Inc.	3.850%	1/5/28	8,018	7,334
	General Motors Financial Co. Inc.	2.400%	4/10/28	13,415	11,321
	General Motors Financial Co. Inc.	5.650%	1/17/29	10,906	10,704
	General Motors Financial Co. Inc.	4.300%	4/6/29	17,610	15,808
	General Motors Financial Co. Inc.	3.600%	6/21/30	12,515	10,522
	General Motors Financial Co. Inc.	2.350%	1/8/31	2,193	1,656
	General Motors Financial Co. Inc.	2.700%	6/10/31	10,700	8,228
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,715	4,489
	Genuine Parts Co.	1.750%	2/1/25	1,645	1,537
	Genuine Parts Co.	1.875%	11/1/30	7,160	5,498
[4]	George Washington University	4.300%	9/15/44	5,570	4,704
	George Washington University	4.868%	9/15/45	4,255	3,904
[4]	George Washington University	4.126%	9/15/48	10,865	9,091
[4]	Georgetown University	4.315%	4/1/49	4,350	3,611
[4]	Georgetown University	2.943%	4/1/50	8,385	5,382
[4]	Georgetown University	5.215%	10/1/18	3,812	3,337
	Harley-Davidson Inc.	3.500%	7/28/25	8,650	8,226
	Harley-Davidson Inc.	4.625%	7/28/45	13,965	10,933
	Hasbro Inc.	3.000%	11/19/24	1,859	1,784
	Hasbro Inc.	3.550%	11/19/26	14,526	13,628
	Hasbro Inc.	3.500%	9/15/27	5,856	5,433
	Hasbro Inc.	3.900%	11/19/29	8,904	7,915
	Hasbro Inc.	6.350%	3/15/40	3,974	3,876
	Hasbro Inc.	5.100%	5/15/44	12,232	10,400
	Home Depot Inc.	3.750%	2/15/24	17,430	17,256
	Home Depot Inc.	2.700%	4/15/25	3,375	3,234
	Home Depot Inc.	3.350%	9/15/25	3,678	3,569
	Home Depot Inc.	3.000%	4/1/26	16,856	16,042
	Home Depot Inc.	2.125%	9/15/26	12,929	11,839
	Home Depot Inc.	2.500%	4/15/27	19,985	18,382
	Home Depot Inc.	2.800%	9/14/27	23,576	21,870
	Home Depot Inc.	0.900%	3/15/28	2,342	1,943
	Home Depot Inc.	1.500%	9/15/28	4,290	3,645
	Home Depot Inc.	3.900%	12/6/28	5,123	4,936
	Home Depot Inc.	2.950%	6/15/29	25,550	23,120
	Home Depot Inc.	2.700%	4/15/30	39,059	34,101
	Home Depot Inc.	1.375%	3/15/31	22,986	17,803
	Home Depot Inc.	1.875%	9/15/31	13,531	10,821
	Home Depot Inc.	3.250%	4/15/32	17,792	15,816
	Home Depot Inc.	4.500%	9/15/32	12,685	12,430
	Home Depot Inc.	5.875%	12/16/36	30,841	33,000
	Home Depot Inc.	3.300%	4/15/40	16,856	13,449
	Home Depot Inc.	5.400%	9/15/40	9,910	10,158
	Home Depot Inc.	5.950%	4/1/41	8,830	9,571
	Home Depot Inc.	4.200%	4/1/43	26,053	22,811
	Home Depot Inc.	4.875%	2/15/44	13,746	13,185
	Home Depot Inc.	4.400%	3/15/45	5,866	5,240
	Home Depot Inc.	4.250%	4/1/46	20,298	17,673
	Home Depot Inc.	3.900%	6/15/47	16,148	13,346
	Home Depot Inc.	4.500%	12/6/48	5,012	4,590
	Home Depot Inc.	3.125%	12/15/49	36,878	26,341
	Home Depot Inc.	3.350%	4/15/50	30,821	22,967
	Home Depot Inc.	2.375%	3/15/51	10,865	6,575
	Home Depot Inc.	2.750%	9/15/51	11,299	7,481
	Home Depot Inc.	3.625%	4/15/52	24,829	19,406
	Home Depot Inc.	4.950%	9/15/52	12,750	12,319
	Home Depot Inc.	3.500%	9/15/56	14,406	10,782
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,038	2,781
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,135	11,278
[4]	Howard University	5.209%	10/1/52	4,180	3,296
	Hyatt Hotels Corp.	1.800%	10/1/24	2,045	1,916
	Hyatt Hotels Corp.	4.850%	3/15/26	9,342	9,168
	Hyatt Hotels Corp.	4.375%	9/15/28	10,728	9,861
	Hyatt Hotels Corp.	6.000%	4/23/30	11,218	10,923
	JD.com Inc.	3.875%	4/29/26	6,620	6,290
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JD.com Inc.	3.375%	1/14/30	9,726	8,518
	JD.com Inc.	4.125%	1/14/50	4,840	3,558
[4]	Johns Hopkins University	4.705%	7/1/32	3,400	3,381
[4]	Johns Hopkins University	4.083%	7/1/53	4,719	3,954
[4]	Johns Hopkins University	2.813%	1/1/60	6,450	4,051
	Kohl's Corp.	3.625%	5/1/31	5,178	3,635
	Lear Corp.	3.800%	9/15/27	1,781	1,658
	Lear Corp.	4.250%	5/15/29	9,974	8,981
	Lear Corp.	3.500%	5/30/30	7,230	6,108
	Lear Corp.	2.600%	1/15/32	3,085	2,321
	Lear Corp.	5.250%	5/15/49	7,101	5,849
	Lear Corp.	3.550%	1/15/52	1,440	869
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,462
	Leggett & Platt Inc.	3.500%	11/15/27	14,485	13,300
	Leggett & Platt Inc.	4.400%	3/15/29	5,400	5,079
	Leggett & Platt Inc.	3.500%	11/15/51	8,000	5,581
	Leland Stanford Junior University	1.289%	6/1/27	5,208	4,508
	Leland Stanford Junior University	3.647%	5/1/48	15,341	12,742
	Leland Stanford Junior University	2.413%	6/1/50	3,036	1,927
	Lennar Corp.	4.500%	4/30/24	22,326	22,028
	Lennar Corp.	4.750%	5/30/25	9,585	9,496
	Lennar Corp.	5.250%	6/1/26	19,065	19,079
	Lennar Corp.	4.750%	11/29/27	17,470	16,799
	Lowe's Cos. Inc.	3.125%	9/15/24	9,724	9,423
	Lowe's Cos. Inc.	4.000%	4/15/25	6,202	6,080
	Lowe's Cos. Inc.	4.400%	9/8/25	3,000	2,960
	Lowe's Cos. Inc.	3.375%	9/15/25	17,418	16,728
	Lowe's Cos. Inc.	2.500%	4/15/26	14,769	13,782
	Lowe's Cos. Inc.	3.350%	4/1/27	7,969	7,486
	Lowe's Cos. Inc.	3.100%	5/3/27	12,105	11,280
	Lowe's Cos. Inc.	1.300%	4/15/28	9,189	7,631
	Lowe's Cos. Inc.	1.700%	9/15/28	11,112	9,334
	Lowe's Cos. Inc.	6.500%	3/15/29	1,540	1,655
	Lowe's Cos. Inc.	3.650%	4/5/29	22,649	20,893
	Lowe's Cos. Inc.	4.500%	4/15/30	6,749	6,467
	Lowe's Cos. Inc.	1.700%	10/15/30	15,215	11,885
	Lowe's Cos. Inc.	2.625%	4/1/31	30,030	24,880
	Lowe's Cos. Inc.	3.750%	4/1/32	34,880	31,087
	Lowe's Cos. Inc.	5.000%	4/15/33	15,000	14,677
	Lowe's Cos. Inc.	5.000%	4/15/40	8,968	8,300
	Lowe's Cos. Inc.	2.800%	9/15/41	6,580	4,479
	Lowe's Cos. Inc.	4.250%	9/15/44	1,119	877
	Lowe's Cos. Inc.	3.700%	4/15/46	17,202	12,785
	Lowe's Cos. Inc.	4.050%	5/3/47	19,647	15,426
	Lowe's Cos. Inc.	4.550%	4/5/49	16,141	13,488
	Lowe's Cos. Inc.	5.125%	4/15/50	7,920	7,221
	Lowe's Cos. Inc.	3.000%	10/15/50	13,492	8,652
	Lowe's Cos. Inc.	3.500%	4/1/51	6,540	4,582
	Lowe's Cos. Inc.	4.250%	4/1/52	23,019	18,435
	Lowe's Cos. Inc.	5.625%	4/15/53	18,085	17,430
	Lowe's Cos. Inc.	4.450%	4/1/62	20,340	15,926
	Lowe's Cos. Inc.	5.800%	9/15/62	13,830	13,336
	Magna International Inc.	3.625%	6/15/24	17,953	17,554
	Magna International Inc.	4.150%	10/1/25	3,914	3,819
	Magna International Inc.	2.450%	6/15/30	5,581	4,606
	Marriott International Inc.	3.750%	3/15/25	9,091	8,789
[4]	Marriott International Inc.	5.750%	5/1/25	1,378	1,393
	Marriott International Inc.	3.750%	10/1/25	6,951	6,667
[4]	Marriott International Inc.	3.125%	6/15/26	10,142	9,481
	Marriott International Inc.	5.000%	10/15/27	7,000	6,914
[4]	Marriott International Inc.	4.000%	4/15/28	10,815	10,077
[4]	Marriott International Inc.	4.650%	12/1/28	3,950	3,790
[4]	Marriott International Inc.	4.625%	6/15/30	14,048	13,120
[4]	Marriott International Inc.	2.850%	4/15/31	18,333	14,851
[4]	Marriott International Inc.	3.500%	10/15/32	9,615	7,992
[4]	Marriott International Inc.	2.750%	10/15/33	7,000	5,367
	Masco Corp.	3.500%	11/15/27	7,402	6,847

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	1.500%	2/15/28	8,005	6,638
	Masco Corp.	2.000%	10/1/30	4,081	3,167
	Masco Corp.	2.000%	2/15/31	5,313	4,099
	Masco Corp.	4.500%	5/15/47	9,555	7,532
	Masco Corp.	3.125%	2/15/51	2,824	1,758
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	8,083	7,307
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	4,900	3,579
[4]	Massachusetts Institute of Technology	2.294%	7/1/51	300	185
	Massachusetts Institute of Technology	3.067%	4/1/52	6,600	4,875
	Massachusetts Institute of Technology	5.600%	7/1/11	10,761	11,238
	Massachusetts Institute of Technology	4.678%	7/1/14	7,296	6,339
	Massachusetts Institute of Technology	3.885%	7/1/16	6,315	4,577
[4]	McDonald's Corp.	3.250%	6/10/24	3,514	3,436
[4]	McDonald's Corp.	3.375%	5/26/25	12,258	11,852
[4]	McDonald's Corp.	3.300%	7/1/25	7,508	7,262
[4]	McDonald's Corp.	1.450%	9/1/25	4,045	3,714
[4]	McDonald's Corp.	3.700%	1/30/26	20,037	19,497
[4]	McDonald's Corp.	3.500%	3/1/27	16,044	15,279
[4]	McDonald's Corp.	3.500%	7/1/27	8,035	7,625
[4]	McDonald's Corp.	3.800%	4/1/28	26,425	25,280
[4]	McDonald's Corp.	2.625%	9/1/29	18,201	15,970
[4]	McDonald's Corp.	2.125%	3/1/30	8,677	7,249
[4]	McDonald's Corp.	3.600%	7/1/30	9,131	8,378
[4]	McDonald's Corp.	4.700%	12/9/35	14,610	14,049
[4]	McDonald's Corp.	6.300%	10/15/37	5,881	6,394
[4]	McDonald's Corp.	6.300%	3/1/38	11,574	12,606
[4]	McDonald's Corp.	5.700%	2/1/39	15,200	15,651
[4]	McDonald's Corp.	4.875%	7/15/40	1,761	1,661
[4]	McDonald's Corp.	3.700%	2/15/42	8,800	7,017
[4]	McDonald's Corp.	3.625%	5/1/43	5,554	4,341
[4]	McDonald's Corp.	4.600%	5/26/45	7,493	6,671
[4]	McDonald's Corp.	4.875%	12/9/45	25,724	23,846
[4]	McDonald's Corp.	4.450%	3/1/47	13,871	12,026
[4]	McDonald's Corp.	4.450%	9/1/48	4,633	4,062
[4]	McDonald's Corp.	3.625%	9/1/49	23,633	17,987
[4]	McDonald's Corp.	4.200%	4/1/50	12,550	10,495
	McDonald's Corp.	5.150%	9/9/52	5,110	4,932
	MDC Holdings Inc.	6.000%	1/15/43	9,076	7,427
[7]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	6,000	5,700
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	8,509	10,487
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,453
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	5,632
	NIKE Inc.	2.400%	3/27/25	7,895	7,541
	NIKE Inc.	2.375%	11/1/26	13,848	12,784
	NIKE Inc.	2.750%	3/27/27	7,375	6,895
	NIKE Inc.	2.850%	3/27/30	15,328	13,685
	NIKE Inc.	3.250%	3/27/40	11,641	9,454
	NIKE Inc.	3.625%	5/1/43	6,882	5,669
	NIKE Inc.	3.875%	11/1/45	3,709	3,191
	NIKE Inc.	3.375%	11/1/46	6,660	5,195
	NIKE Inc.	3.375%	3/27/50	21,049	16,494
[4]	Northwestern University	4.643%	12/1/44	11,345	10,824
[4]	Northwestern University	2.640%	12/1/50	4,287	2,815
[4]	Northwestern University	3.662%	12/1/57	5,442	4,215
	NVR Inc.	3.000%	5/15/30	11,700	9,818
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,451	5,244
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,694	19,534
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,217	4,097
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,420	5,974
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,833	5,492
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,375	3,384
	Owens Corning	4.200%	12/1/24	10,215	10,063
	Owens Corning	3.400%	8/15/26	5,350	5,016
	Owens Corning	3.950%	8/15/29	5,850	5,302
	Owens Corning	3.875%	6/1/30	5,000	4,448
	Owens Corning	7.000%	12/1/36	409	436
	Owens Corning	4.300%	7/15/47	9,025	7,023
	Owens Corning	4.400%	1/30/48	4,425	3,448
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	118
	President & Fellows of Harvard College	4.875%	10/15/40	6,200	6,133
	President & Fellows of Harvard College	3.150%	7/15/46	9,490	7,257
	President & Fellows of Harvard College	2.517%	10/15/50	9,915	6,465
	President & Fellows of Harvard College	3.745%	11/15/52	3,883	3,242
	President & Fellows of Harvard College	3.300%	7/15/56	4,139	3,084
	PulteGroup Inc.	5.500%	3/1/26	7,650	7,682
	PulteGroup Inc.	5.000%	1/15/27	20,369	20,159
	PulteGroup Inc.	7.875%	6/15/32	250	277
	PulteGroup Inc.	6.375%	5/15/33	7,526	7,509
	PulteGroup Inc.	6.000%	2/15/35	5,232	5,001
	Ralph Lauren Corp.	3.750%	9/15/25	5,406	5,252
	Ralph Lauren Corp.	2.950%	6/15/30	11,367	9,792
[4]	Rockefeller Foundation	2.492%	10/1/50	14,850	9,414
	Ross Stores Inc.	4.600%	4/15/25	11,134	11,050
	Snap-on Inc.	3.250%	3/1/27	2,667	2,522
	Snap-on Inc.	4.100%	3/1/48	4,169	3,517
	Snap-on Inc.	3.100%	5/1/50	8,066	5,748
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,436	8,990
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,368	2,261
	Stanley Black & Decker Inc.	2.300%	3/15/30	22,270	18,326
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,725	7,284
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,995	5,234
[4]	Stanley Black & Decker Inc.	4.000%	3/15/60	8,042	6,912
	Starbucks Corp.	3.800%	8/15/25	28,088	27,477
	Starbucks Corp.	2.450%	6/15/26	18,260	16,930
	Starbucks Corp.	2.000%	3/12/27	4,297	3,840
	Starbucks Corp.	3.500%	3/1/28	5,271	4,949
	Starbucks Corp.	4.000%	11/15/28	5,598	5,334
	Starbucks Corp.	3.550%	8/15/29	2,941	2,711
	Starbucks Corp.	2.250%	3/12/30	12,289	10,208
	Starbucks Corp.	2.550%	11/15/30	17,054	14,334
	Starbucks Corp.	4.300%	6/15/45	4,644	3,912
	Starbucks Corp.	3.750%	12/1/47	10,585	8,095
	Starbucks Corp.	4.500%	11/15/48	15,651	13,531
	Starbucks Corp.	4.450%	8/15/49	6,748	5,787
	Starbucks Corp.	3.350%	3/12/50	6,920	4,889
	Starbucks Corp.	3.500%	11/15/50	17,651	12,805
	Tapestry Inc.	4.125%	7/15/27	2,998	2,805
	Tapestry Inc.	3.050%	3/15/32	6,669	5,202
	Thomas Jefferson University	3.847%	11/1/57	7,400	5,379
	TJX Cos. Inc.	2.250%	9/15/26	21,173	19,375
	TJX Cos. Inc.	1.150%	5/15/28	6,950	5,800
	TJX Cos. Inc.	3.875%	4/15/30	8,100	7,551
	TJX Cos. Inc.	1.600%	5/15/31	5,632	4,390
	TJX Cos. Inc.	4.500%	4/15/50	1,540	1,383
	Toll Brothers Finance Corp.	4.875%	11/15/25	2,780	2,719
	Toll Brothers Finance Corp.	4.350%	2/15/28	6,045	5,518
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,140	2,677
	Toyota Motor Corp.	0.681%	3/25/24	15,510	14,720
	Toyota Motor Corp.	2.358%	7/2/24	8,935	8,602
	Toyota Motor Corp.	1.339%	3/25/26	13,912	12,474

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	3.669%	7/20/28	5,264	4,995
	Toyota Motor Corp.	2.760%	7/2/29	7,679	6,809
[4]	Toyota Motor Credit Corp.	0.450%	1/11/24	14,485	13,835
[4]	Toyota Motor Credit Corp.	2.900%	4/17/24	13,263	12,914
[4]	Toyota Motor Credit Corp.	0.500%	6/18/24	12,477	11,706
	Toyota Motor Credit Corp.	0.625%	9/13/24	22,440	20,889
[4]	Toyota Motor Credit Corp.	4.400%	9/20/24	5,730	5,682
[4]	Toyota Motor Credit Corp.	2.000%	10/7/24	155	147
[4]	Toyota Motor Credit Corp.	1.450%	1/13/25	9,960	9,329
[4]	Toyota Motor Credit Corp.	1.800%	2/13/25	16,581	15,590
[4]	Toyota Motor Credit Corp.	3.000%	4/1/25	2,281	2,192
[4]	Toyota Motor Credit Corp.	3.400%	4/14/25	12,527	12,148
	Toyota Motor Credit Corp.	3.950%	6/30/25	6,910	6,778
[4]	Toyota Motor Credit Corp.	0.800%	10/16/25	13,047	11,696
[4]	Toyota Motor Credit Corp.	0.800%	1/9/26	9,103	8,126
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	16,109	14,253
[4]	Toyota Motor Credit Corp.	3.200%	1/11/27	13,003	12,229
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	5,839	5,220
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	10,654	9,083
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,400	5,327
	Toyota Motor Credit Corp.	5.450%	11/10/27	5,315	5,441
[4]	Toyota Motor Credit Corp.	3.050%	1/11/28	12,126	11,227
[4]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,898	6,877
	Toyota Motor Credit Corp.	3.650%	1/8/29	10,854	10,203
	Toyota Motor Credit Corp.	4.450%	6/29/29	6,520	6,412
[4]	Toyota Motor Credit Corp.	2.150%	2/13/30	13,833	11,648
[4]	Toyota Motor Credit Corp.	3.375%	4/1/30	9,550	8,687
[4]	Toyota Motor Credit Corp.	1.650%	1/10/31	7,990	6,288
	Toyota Motor Credit Corp.	1.900%	9/12/31	20,400	16,132
[4]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,340	1,921
	Tractor Supply Co.	1.750%	11/1/30	5,771	4,433
[4]	Trustees of Boston College	3.129%	7/1/52	4,763	3,346
[4]	Trustees of Boston University	4.061%	10/1/48	5,287	4,362
	Trustees of Princeton University	5.700%	3/1/39	9,620	10,389
[4]	Trustees of Princeton University	2.516%	7/1/50	7,805	5,275
	Trustees of Princeton University	4.201%	3/1/52	4,400	4,045
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,925	3,745
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,010	3,388
	Trustees of the University of Pennsylvania	3.610%	2/15/19	2,910	1,927
[4]	University of Chicago	2.761%	4/1/45	4,619	3,488
[4]	University of Chicago	2.547%	4/1/50	9,425	6,309
	University of Chicago	3.000%	10/1/52	2,995	2,113
[4]	University of Chicago	4.003%	10/1/53	7,217	6,085
[4]	University of Miami	4.063%	4/1/52	6,625	5,440
[4]	University of Notre Dame du Lac	3.438%	2/15/45	12,599	10,069
[4]	University of Notre Dame du Lac	3.394%	2/15/48	5,928	4,559
[4]	University of Southern California	3.028%	10/1/39	8,015	6,275
[4]	University of Southern California	3.841%	10/1/47	12,850	10,640
	University of Southern California	2.805%	10/1/50	3,400	2,267
[4]	University of Southern California	2.945%	10/1/51	7,000	4,730
	University of Southern California	5.250%	10/1/11	3,863	3,750
[4]	University of Southern California	3.226%	10/1/20	1,484	877
	VF Corp.	2.400%	4/23/25	7,872	7,387
	VF Corp.	2.800%	4/23/27	2,770	2,516
	VF Corp.	2.950%	4/23/30	13,966	11,618
[4]	Washington University	3.524%	4/15/54	8,318	6,638
	Washington University	4.349%	4/15/22	4,525	3,563
	Whirlpool Corp.	4.000%	3/1/24	3,898	3,840
	Whirlpool Corp.	3.700%	5/1/25	4,388	4,265
	Whirlpool Corp.	4.750%	2/26/29	20,570	20,027
	Whirlpool Corp.	2.400%	5/15/31	2,450	1,934
	Whirlpool Corp.	4.700%	5/14/32	3,025	2,850
	Whirlpool Corp.	4.500%	6/1/46	5,857	4,584
	Whirlpool Corp.	4.600%	5/15/50	5,060	4,081
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	William Marsh Rice University	3.574%	5/15/45	10,043	8,261
[4]	Yale University	0.873%	4/15/25	5,970	5,493
[4]	Yale University	1.482%	4/15/30	11,887	9,498
[4]	Yale University	2.402%	4/15/50	8,809	5,679
					4,581,964
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	3,105	3,229
	Altria Group Inc.	4.000%	1/31/24	15,919	15,756
	Altria Group Inc.	3.800%	2/14/24	13,607	13,367
	Altria Group Inc.	2.350%	5/6/25	2,596	2,442
	Altria Group Inc.	4.400%	2/14/26	20,405	20,002
	Altria Group Inc.	2.625%	9/16/26	14,639	13,407
	Altria Group Inc.	4.800%	2/14/29	16,191	15,524
	Altria Group Inc.	3.400%	5/6/30	5,057	4,317
	Altria Group Inc.	2.450%	2/4/32	19,561	14,752
	Altria Group Inc.	5.800%	2/14/39	15,052	13,804
	Altria Group Inc.	3.400%	2/4/41	25,000	16,589
	Altria Group Inc.	4.250%	8/9/42	10,649	7,889
	Altria Group Inc.	4.500%	5/2/43	13,042	9,814
	Altria Group Inc.	5.375%	1/31/44	20,173	17,849
	Altria Group Inc.	3.875%	9/16/46	29,639	19,783
	Altria Group Inc.	5.950%	2/14/49	24,448	21,787
	Altria Group Inc.	4.450%	5/6/50	11,600	8,217
	Altria Group Inc.	3.700%	2/4/51	22,370	14,130
	Altria Group Inc.	6.200%	2/14/59	3,735	3,487
[4]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,974	40,430
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	81,610	76,940
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	155,026	141,864
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	26,214	24,712
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	21,132	18,954
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	36,825	33,752
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	35,516	33,899
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	61,133	60,425
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	24,895	22,642
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,408	5,404
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	3,227	3,359
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	27,859	25,047
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,729	9,607
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	17,891	17,840
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	4,549	5,553
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	6,596	5,829
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	9,767	9,155
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	46,337	40,789
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	19,792	16,940
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	17,203	17,145
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	9,162	8,097
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	16,610	14,704
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	17,494	18,065

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	8,149	7,055
	Archer-Daniels-Midland Co.	2.500%	8/11/26	16,113	14,952
	Archer-Daniels-Midland Co.	3.250%	3/27/30	10,507	9,448
	Archer-Daniels-Midland Co.	2.900%	3/1/32	9,500	8,166
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,472	3,714
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,583	2,646
	Archer-Daniels-Midland Co.	3.750%	9/15/47	4,395	3,576
	Archer-Daniels-Midland Co.	4.500%	3/15/49	7,270	6,634
	Archer-Daniels-Midland Co.	2.700%	9/15/51	8,720	5,806
	Avery Dennison Corp.	4.875%	12/6/28	7,649	7,458
	Avery Dennison Corp.	2.650%	4/30/30	10,169	8,354
	BAT Capital Corp.	3.222%	8/15/24	32,246	31,090
	BAT Capital Corp.	2.789%	9/6/24	14,990	14,354
	BAT Capital Corp.	3.215%	9/6/26	20,591	19,020
	BAT Capital Corp.	4.700%	4/2/27	13,536	13,001
	BAT Capital Corp.	3.557%	8/15/27	37,167	33,844
	BAT Capital Corp.	2.259%	3/25/28	28,294	23,549
	BAT Capital Corp.	3.462%	9/6/29	9,470	8,100
	BAT Capital Corp.	4.906%	4/2/30	18,018	16,514
	BAT Capital Corp.	2.726%	3/25/31	15,985	12,467
	BAT Capital Corp.	4.742%	3/16/32	5,000	4,440
	BAT Capital Corp.	7.750%	10/19/32	9,315	10,023
	BAT Capital Corp.	4.390%	8/15/37	30,507	23,724
	BAT Capital Corp.	3.734%	9/25/40	12,315	8,369
	BAT Capital Corp.	4.540%	8/15/47	14,564	10,352
	BAT Capital Corp.	4.758%	9/6/49	4,926	3,577
	BAT Capital Corp.	5.282%	4/2/50	14,061	11,080
	BAT Capital Corp.	3.984%	9/25/50	5,400	3,551
	BAT Capital Corp.	5.650%	3/16/52	4,750	3,937
	BAT International Finance plc	1.668%	3/25/26	25,250	22,356
	BAT International Finance plc	4.448%	3/16/28	8,050	7,451
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,039
[4]	Bestfoods	7.250%	12/15/26	750	819
	Brown-Forman Corp.	3.500%	4/15/25	5,428	5,300
	Brown-Forman Corp.	4.000%	4/15/38	1,275	1,118
	Brown-Forman Corp.	4.500%	7/15/45	6,127	5,602
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,918	4,483
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	12,202	11,380
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,306	6,832
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,067	9,906
	Campbell Soup Co.	3.950%	3/15/25	15,881	15,514
	Campbell Soup Co.	3.300%	3/19/25	7,386	7,109
	Campbell Soup Co.	4.150%	3/15/28	12,260	11,719
	Campbell Soup Co.	2.375%	4/24/30	8,840	7,340
	Campbell Soup Co.	3.125%	4/24/50	6,926	4,688
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,896	3,640
	Church & Dwight Co. Inc.	3.950%	8/1/47	5,009	3,948
	Church & Dwight Co. Inc.	5.000%	6/15/52	9,125	8,559
	Clorox Co.	3.100%	10/1/27	7,762	7,171
	Clorox Co.	3.900%	5/15/28	6,500	6,209
	Clorox Co.	1.800%	5/15/30	8,335	6,633
	Coca-Cola Co.	1.750%	9/6/24	15,273	14,563
	Coca-Cola Co.	3.375%	3/25/27	3,918	3,759
	Coca-Cola Co.	2.900%	5/25/27	10,931	10,295
	Coca-Cola Co.	1.450%	6/1/27	12,883	11,378
	Coca-Cola Co.	1.500%	3/5/28	11,550	9,959
	Coca-Cola Co.	1.000%	3/15/28	14,033	11,757
	Coca-Cola Co.	2.125%	9/6/29	9,077	7,765
	Coca-Cola Co.	3.450%	3/25/30	9,862	9,161
	Coca-Cola Co.	1.650%	6/1/30	30,292	24,733
	Coca-Cola Co.	2.000%	3/5/31	5,340	4,406
	Coca-Cola Co.	1.375%	3/15/31	19,252	15,066
	Coca-Cola Co.	2.250%	1/5/32	10,197	8,545
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,490
	Coca-Cola Co.	2.500%	6/1/40	23,534	17,138
	Coca-Cola Co.	2.875%	5/5/41	10,135	7,772
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	4.200%	3/25/50	12,120	11,165
	Coca-Cola Co.	2.600%	6/1/50	17,223	11,576
	Coca-Cola Co.	3.000%	3/5/51	5,105	3,733
	Coca-Cola Co.	2.500%	3/15/51	46,353	30,460
	Coca-Cola Co.	2.750%	6/1/60	2,809	1,890
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,500	8,257
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,447	7,335
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,702	3,567
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	11,500	11,018
[4]	Colgate-Palmolive Co.	3.250%	3/15/24	4,549	4,477
	Colgate-Palmolive Co.	3.100%	8/15/25	3,270	3,165
	Colgate-Palmolive Co.	3.100%	8/15/27	6,115	5,793
	Colgate-Palmolive Co.	3.250%	8/15/32	9,075	8,211
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	5,031	4,485
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	4,913	4,189
	Conagra Brands Inc.	4.300%	5/1/24	15,079	14,865
	Conagra Brands Inc.	4.600%	11/1/25	12,945	12,735
	Conagra Brands Inc.	1.375%	11/1/27	13,249	11,021
	Conagra Brands Inc.	7.000%	10/1/28	2,276	2,427
	Conagra Brands Inc.	4.850%	11/1/28	12,851	12,506
	Conagra Brands Inc.	8.250%	9/15/30	1,002	1,137
	Conagra Brands Inc.	5.300%	11/1/38	4,685	4,432
	Conagra Brands Inc.	5.400%	11/1/48	2,593	2,409
	Constellation Brands Inc.	4.750%	11/15/24	11,881	11,804
	Constellation Brands Inc.	4.400%	11/15/25	14,478	14,235
	Constellation Brands Inc.	4.750%	12/1/25	9,799	9,775
	Constellation Brands Inc.	3.700%	12/6/26	12,910	12,286
	Constellation Brands Inc.	3.500%	5/9/27	9,651	9,034
	Constellation Brands Inc.	3.600%	2/15/28	12,910	11,943
	Constellation Brands Inc.	4.650%	11/15/28	6,222	6,016
	Constellation Brands Inc.	3.150%	8/1/29	20,616	18,066
	Constellation Brands Inc.	2.875%	5/1/30	3,705	3,149
	Constellation Brands Inc.	2.250%	8/1/31	13,448	10,674
	Constellation Brands Inc.	4.750%	5/9/32	5,572	5,340
	Constellation Brands Inc.	4.500%	5/9/47	25,323	21,340
	Constellation Brands Inc.	4.100%	2/15/48	9,790	7,832
	Constellation Brands Inc.	5.250%	11/15/48	8,676	8,169
	Constellation Brands Inc.	3.750%	5/1/50	8,225	6,181
	Costco Wholesale Corp.	2.750%	5/18/24	17,986	17,509
	Costco Wholesale Corp.	3.000%	5/18/27	17,723	16,688
	Costco Wholesale Corp.	1.375%	6/20/27	49,630	43,506
	Costco Wholesale Corp.	1.600%	4/20/30	37,104	30,359
	Costco Wholesale Corp.	1.750%	4/20/32	24,246	19,165
	Delhaize America LLC	9.000%	4/15/31	3,805	4,603
	Diageo Capital plc	2.125%	10/24/24	15,264	14,484
	Diageo Capital plc	1.375%	9/29/25	9,845	9,032
	Diageo Capital plc	5.200%	10/24/25	5,698	5,758
	Diageo Capital plc	5.300%	10/24/27	5,680	5,813
	Diageo Capital plc	3.875%	5/18/28	3,764	3,588
	Diageo Capital plc	2.375%	10/24/29	7,925	6,771
	Diageo Capital plc	2.000%	4/29/30	13,976	11,508
	Diageo Capital plc	2.125%	4/29/32	16,272	12,948
	Diageo Capital plc	5.500%	1/24/33	7,400	7,739
	Diageo Capital plc	5.875%	9/30/36	4,328	4,566
	Diageo Capital plc	3.875%	4/29/43	9,386	7,727
	Diageo Investment Corp.	7.450%	4/15/35	2,877	3,410
	Diageo Investment Corp.	4.250%	5/11/42	4,042	3,552
	Dollar General Corp.	4.250%	9/20/24	5,000	4,935
	Dollar General Corp.	4.150%	11/1/25	6,750	6,586
	Dollar General Corp.	3.875%	4/15/27	10,182	9,712
	Dollar General Corp.	4.625%	11/1/27	2,920	2,868
	Dollar General Corp.	4.125%	5/1/28	8,104	7,727
	Dollar General Corp.	3.500%	4/3/30	15,339	13,747
	Dollar General Corp.	5.000%	11/1/32	5,000	4,919
	Dollar General Corp.	4.125%	4/3/50	10,145	8,128
	Dollar Tree Inc.	4.000%	5/15/25	19,720	19,259
	Dollar Tree Inc.	4.200%	5/15/28	17,511	16,802

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar Tree Inc.	3.375%	12/1/51	3,750	2,519
	Estee Lauder Cos. Inc.	2.000%	12/1/24	5,363	5,086
	Estee Lauder Cos. Inc.	3.150%	3/15/27	8,633	8,180
	Estee Lauder Cos. Inc.	2.375%	12/1/29	11,684	10,032
	Estee Lauder Cos. Inc.	2.600%	4/15/30	12,875	11,076
	Estee Lauder Cos. Inc.	1.950%	3/15/31	13,474	10,889
	Estee Lauder Cos. Inc.	6.000%	5/15/37	4,962	5,309
	Estee Lauder Cos. Inc.	4.375%	6/15/45	5,793	5,157
	Estee Lauder Cos. Inc.	4.150%	3/15/47	3,145	2,698
	Estee Lauder Cos. Inc.	3.125%	12/1/49	7,122	5,143
	Flowers Foods Inc.	3.500%	10/1/26	5,487	5,167
	Flowers Foods Inc.	2.400%	3/15/31	4,815	3,873
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,950	5,699
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	31,460	22,031
	General Mills Inc.	3.650%	2/15/24	7,411	7,300
	General Mills Inc.	4.000%	4/17/25	2,012	1,966
	General Mills Inc.	3.200%	2/10/27	13,610	12,887
	General Mills Inc.	4.200%	4/17/28	21,641	20,916
	General Mills Inc.	2.875%	4/15/30	7,096	6,149
	General Mills Inc.	2.250%	10/14/31	4,488	3,599
	General Mills Inc.	3.000%	2/1/51	7,544	5,151
	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,330	4,201
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	23,519	21,913
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	12,244	11,016
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	33,175	29,228
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	220	172
	Hershey Co.	2.050%	11/15/24	2,296	2,185
	Hershey Co.	3.200%	8/21/25	7,370	7,095
	Hershey Co.	2.300%	8/15/26	10,007	9,190
	Hershey Co.	2.450%	11/15/29	4,400	3,785
	Hershey Co.	1.700%	6/1/30	2,373	1,903
	Hershey Co.	3.375%	8/15/46	520	387
	Hershey Co.	3.125%	11/15/49	3,176	2,280
	Hershey Co.	2.650%	6/1/50	2,660	1,744
	Hormel Foods Corp.	0.650%	6/3/24	8,216	7,748
	Hormel Foods Corp.	1.700%	6/3/28	4,964	4,290
	Hormel Foods Corp.	1.800%	6/11/30	12,898	10,517
	Hormel Foods Corp.	3.050%	6/3/51	8,065	5,592
	Ingredion Inc.	3.200%	10/1/26	5,485	5,137
	Ingredion Inc.	2.900%	6/1/30	11,024	9,339
	Ingredion Inc.	3.900%	6/1/50	1,725	1,249
	J M Smucker Co.	3.500%	3/15/25	14,346	13,884
	J M Smucker Co.	3.375%	12/15/27	13,345	12,343
	J M Smucker Co.	2.375%	3/15/30	10,205	8,446
	J M Smucker Co.	2.125%	3/15/32	5,000	3,883
	J M Smucker Co.	4.250%	3/15/35	7,654	6,831
	J M Smucker Co.	2.750%	9/15/41	3,115	2,070
	J M Smucker Co.	3.550%	3/15/50	2,497	1,717
[7]	JBS USA LUX SA	5.125%	2/1/28	13,930	13,177
[7]	JBS USA LUX SA	5.500%	1/15/30	13,000	12,359
[7]	JBS USA LUX SA	3.750%	12/1/31	8,063	6,578
[7]	JBS USA LUX SA	3.625%	1/15/32	1,825	1,487
[7]	JBS USA LUX SA	5.750%	4/1/33	27,555	26,325
[7]	JBS USA LUX SA	4.375%	2/2/52	13,936	9,878
[7]	JBS USA LUX SA	6.500%	12/1/52	31,480	29,928
	Kellogg Co.	3.250%	4/1/26	10,118	9,633
	Kellogg Co.	3.400%	11/15/27	8,167	7,597
	Kellogg Co.	4.300%	5/15/28	6,625	6,441
	Kellogg Co.	2.100%	6/1/30	1,250	1,014
[4]	Kellogg Co.	7.450%	4/1/31	6,160	7,009
	Kellogg Co.	4.500%	4/1/46	7,940	6,795
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,099	4,843
	Keurig Dr Pepper Inc.	4.417%	5/25/25	5,138	5,085
	Keurig Dr Pepper Inc.	3.400%	11/15/25	8,365	8,035
	Keurig Dr Pepper Inc.	2.550%	9/15/26	9,334	8,553
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,771	8,187
	Keurig Dr Pepper Inc.	3.950%	4/15/29	16,385	15,223
	Keurig Dr Pepper Inc.	3.200%	5/1/30	24,329	21,172
	Keurig Dr Pepper Inc.	2.250%	3/15/31	10,055	8,097
	Keurig Dr Pepper Inc.	4.050%	4/15/32	13,025	11,852
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,229	3,592
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,947	4,093
	Keurig Dr Pepper Inc.	5.085%	5/25/48	55	50
	Keurig Dr Pepper Inc.	3.800%	5/1/50	10,412	7,828
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,530	3,805
	Keurig Dr Pepper Inc.	4.500%	4/15/52	16,980	14,229
	Kimberly-Clark Corp.	3.050%	8/15/25	4,930	4,737
	Kimberly-Clark Corp.	2.750%	2/15/26	10,377	9,798
	Kimberly-Clark Corp.	1.050%	9/15/27	4,396	3,753
	Kimberly-Clark Corp.	3.950%	11/1/28	4,485	4,324
	Kimberly-Clark Corp.	3.200%	4/25/29	7,068	6,438
	Kimberly-Clark Corp.	3.100%	3/26/30	9,694	8,708
	Kimberly-Clark Corp.	2.000%	11/2/31	10,221	8,219
	Kimberly-Clark Corp.	6.625%	8/1/37	3,488	4,021
	Kimberly-Clark Corp.	5.300%	3/1/41	10,559	10,619
	Kimberly-Clark Corp.	3.200%	7/30/46	6,880	4,976
	Kimberly-Clark Corp.	3.900%	5/4/47	5,455	4,480
	Kimberly-Clark Corp.	2.875%	2/7/50	2,494	1,721
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,939	2,923
	Kraft Heinz Foods Co.	3.000%	6/1/26	21,906	20,516
	Kraft Heinz Foods Co.	3.875%	5/15/27	15,790	15,086
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,585	4,179
	Kraft Heinz Foods Co.	5.000%	7/15/35	14,755	14,150
	Kraft Heinz Foods Co.	6.875%	1/26/39	10,350	11,245
	Kraft Heinz Foods Co.	4.625%	10/1/39	30	26
	Kraft Heinz Foods Co.	6.500%	2/9/40	17,325	18,346
	Kraft Heinz Foods Co.	5.000%	6/4/42	6,927	6,258
	Kraft Heinz Foods Co.	5.200%	7/15/45	22,259	20,511
	Kraft Heinz Foods Co.	4.375%	6/1/46	34,313	28,028
	Kraft Heinz Foods Co.	4.875%	10/1/49	37,226	32,486
	Kraft Heinz Foods Co.	5.500%	6/1/50	19,601	18,808
	Kroger Co.	4.000%	2/1/24	6,076	6,002
	Kroger Co.	3.500%	2/1/26	13,621	13,003
	Kroger Co.	2.650%	10/15/26	15,309	14,055
	Kroger Co.	3.700%	8/1/27	2,351	2,222
[4]	Kroger Co.	7.700%	6/1/29	5,250	5,799
	Kroger Co.	8.000%	9/15/29	4,085	4,588
	Kroger Co.	2.200%	5/1/30	4,750	3,844
	Kroger Co.	7.500%	4/1/31	3,154	3,558
	Kroger Co.	6.900%	4/15/38	6,394	6,999
	Kroger Co.	5.400%	7/15/40	4,612	4,397
	Kroger Co.	5.000%	4/15/42	6,847	6,228
	Kroger Co.	5.150%	8/1/43	3,625	3,341
	Kroger Co.	3.875%	10/15/46	13,855	10,645
	Kroger Co.	4.450%	2/1/47	15,508	13,098
	Kroger Co.	4.650%	1/15/48	6,316	5,453
	Kroger Co.	3.950%	1/15/50	8,134	6,338
	McCormick & Co. Inc.	3.150%	8/15/24	11,019	10,658
	McCormick & Co. Inc.	0.900%	2/15/26	6,266	5,502
	McCormick & Co. Inc.	3.400%	8/15/27	10,536	9,832
	McCormick & Co. Inc.	2.500%	4/15/30	8,092	6,757
	McCormick & Co. Inc.	1.850%	2/15/31	5,439	4,208
	McCormick & Co. Inc.	4.200%	8/15/47	6,223	5,088
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,916	12,649
	Mead Johnson Nutrition Co.	5.900%	11/1/39	7,295	7,583
	Mead Johnson Nutrition Co.	4.600%	6/1/44	13,676	12,271
	Molson Coors Beverage Co.	3.000%	7/15/26	29,648	27,529
	Molson Coors Beverage Co.	5.000%	5/1/42	16,454	14,575

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Molson Coors Beverage Co.	4.200%	7/15/46	21,777	16,972
	Mondelez International Inc.	1.500%	5/4/25	8,452	7,834
	Mondelez International Inc.	2.625%	3/17/27	9,080	8,246
	Mondelez International Inc.	2.750%	4/13/30	9,597	8,270
	Mondelez International Inc.	1.500%	2/4/31	9,425	7,248
	Mondelez International Inc.	3.000%	3/17/32	5,500	4,690
	Mondelez International Inc.	1.875%	10/15/32	9,525	7,237
	Mondelez International Inc.	2.625%	9/4/50	15,547	9,842
	PepsiCo Inc.	3.600%	3/1/24	11,313	11,178
	PepsiCo Inc.	2.250%	3/19/25	20,070	19,100
	PepsiCo Inc.	2.750%	4/30/25	20,757	19,879
	PepsiCo Inc.	3.500%	7/17/25	13,503	13,184
	PepsiCo Inc.	2.850%	2/24/26	11,793	11,217
	PepsiCo Inc.	2.375%	10/6/26	17,618	16,414
	PepsiCo Inc.	2.625%	3/19/27	12,568	11,660
	PepsiCo Inc.	3.000%	10/15/27	8,998	8,449
	PepsiCo Inc.	3.600%	2/18/28	7,130	6,849
	PepsiCo Inc.	2.625%	7/29/29	15,335	13,543
	PepsiCo Inc.	2.750%	3/19/30	36,672	32,450
	PepsiCo Inc.	1.625%	5/1/30	15,645	12,767
	PepsiCo Inc.	1.400%	2/25/31	11,759	9,256
	PepsiCo Inc.	1.950%	10/21/31	5,365	4,330
	PepsiCo Inc.	3.500%	3/19/40	10,495	8,721
	PepsiCo Inc.	2.625%	10/21/41	8,305	6,134
	PepsiCo Inc.	4.000%	3/5/42	8,649	7,586
	PepsiCo Inc.	3.600%	8/13/42	10,734	8,954
	PepsiCo Inc.	4.250%	10/22/44	4,079	3,631
	PepsiCo Inc.	4.450%	4/14/46	14,813	14,098
	PepsiCo Inc.	3.450%	10/6/46	19,859	15,941
	PepsiCo Inc.	4.000%	5/2/47	6,633	5,794
	PepsiCo Inc.	3.375%	7/29/49	7,465	5,910
	PepsiCo Inc.	2.875%	10/15/49	13,284	9,561
	PepsiCo Inc.	3.625%	3/19/50	4,630	3,813
	PepsiCo Inc.	2.750%	10/21/51	5,660	3,951
	PepsiCo Inc.	4.200%	7/18/52	5,130	4,699
	PepsiCo Inc.	3.875%	3/19/60	3,970	3,430
	Philip Morris International Inc.	2.875%	5/1/24	17,780	17,260
	Philip Morris International Inc.	3.250%	11/10/24	14,670	14,185
	Philip Morris International Inc.	5.125%	11/15/24	7,000	7,006
	Philip Morris International Inc.	1.500%	5/1/25	5,921	5,477
	Philip Morris International Inc.	3.375%	8/11/25	9,859	9,467
	Philip Morris International Inc.	5.000%	11/17/25	10,000	10,051
	Philip Morris International Inc.	2.750%	2/25/26	17,941	16,839
	Philip Morris International Inc.	0.875%	5/1/26	5,083	4,467
	Philip Morris International Inc.	3.125%	8/17/27	5,530	5,127
	Philip Morris International Inc.	5.125%	11/17/27	17,235	17,398
	Philip Morris International Inc.	3.125%	3/2/28	8,022	7,297
	Philip Morris International Inc.	3.375%	8/15/29	9,353	8,430
	Philip Morris International Inc.	5.625%	11/17/29	12,750	12,985
	Philip Morris International Inc.	2.100%	5/1/30	13,775	11,153
	Philip Morris International Inc.	5.750%	11/17/32	33,000	33,753
	Philip Morris International Inc.	6.375%	5/16/38	13,140	13,934
	Philip Morris International Inc.	4.375%	11/15/41	23,168	19,085
	Philip Morris International Inc.	4.500%	3/20/42	9,356	7,888
	Philip Morris International Inc.	3.875%	8/21/42	15,895	12,091
	Philip Morris International Inc.	4.125%	3/4/43	9,935	7,855
	Philip Morris International Inc.	4.875%	11/15/43	9,617	8,460
	Philip Morris International Inc.	4.250%	11/10/44	1,222	985
[7]	Pilgrim's Pride Corp.	4.250%	4/15/31	7,760	6,605
[7]	Pilgrim's Pride Corp.	3.500%	3/1/32	5,260	4,112
	Procter & Gamble Co.	0.550%	10/29/25	6,785	6,088
	Procter & Gamble Co.	2.700%	2/2/26	19,055	18,082
	Procter & Gamble Co.	2.450%	11/3/26	14,712	13,630
	Procter & Gamble Co.	2.800%	3/25/27	19,022	17,845
	Procter & Gamble Co.	2.850%	8/11/27	2,682	2,510
	Procter & Gamble Co.	3.000%	3/25/30	32,177	29,317
	Procter & Gamble Co.	1.200%	10/29/30	20,185	15,847
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	5.550%	3/5/37	1,745	1,889
	Procter & Gamble Co.	3.550%	3/25/40	9,986	8,595
	Procter & Gamble Co.	3.500%	10/25/47	10,597	8,632
	Procter & Gamble Co.	3.600%	3/25/50	5,389	4,497
	Reynolds American Inc.	4.450%	6/12/25	37,301	36,503
	Reynolds American Inc.	5.700%	8/15/35	12,818	11,597
	Reynolds American Inc.	7.250%	6/15/37	3,543	3,629
[4]	Reynolds American Inc.	8.125%	5/1/40	2,569	2,771
[4]	Reynolds American Inc.	7.000%	8/4/41	3,375	3,312
	Reynolds American Inc.	6.150%	9/15/43	12,139	10,822
	Reynolds American Inc.	5.850%	8/15/45	28,752	24,546
	Sysco Corp.	3.750%	10/1/25	9,112	8,815
	Sysco Corp.	3.300%	7/15/26	19,652	18,560
	Sysco Corp.	3.250%	7/15/27	21,772	20,148
	Sysco Corp.	2.400%	2/15/30	3,925	3,262
	Sysco Corp.	5.950%	4/1/30	11,848	12,286
	Sysco Corp.	6.600%	4/1/40	13,987	14,905
	Sysco Corp.	4.850%	10/1/45	8,460	7,393
	Sysco Corp.	4.500%	4/1/46	4,114	3,441
	Sysco Corp.	4.450%	3/15/48	8,111	6,667
	Sysco Corp.	3.300%	2/15/50	7,200	4,952
	Sysco Corp.	6.600%	4/1/50	17,189	18,724
	Sysco Corp.	3.150%	12/14/51	8,432	5,597
	Target Corp.	3.500%	7/1/24	13,414	13,150
	Target Corp.	2.250%	4/15/25	14,880	14,115
	Target Corp.	2.500%	4/15/26	11,540	10,811
	Target Corp.	1.950%	1/15/27	6,035	5,482
	Target Corp.	3.375%	4/15/29	17,461	16,215
	Target Corp.	2.350%	2/15/30	9,544	8,110
	Target Corp.	2.650%	9/15/30	11,438	9,810
	Target Corp.	6.500%	10/15/37	5,762	6,394
	Target Corp.	7.000%	1/15/38	10,122	11,827
	Target Corp.	4.000%	7/1/42	2,790	2,443
	Target Corp.	3.625%	4/15/46	9,950	7,895
	Target Corp.	3.900%	11/15/47	1,660	1,366
	Target Corp.	2.950%	1/15/52	25,490	17,639
	Tyson Foods Inc.	3.950%	8/15/24	21,504	21,157
	Tyson Foods Inc.	4.000%	3/1/26	14,156	13,695
	Tyson Foods Inc.	3.550%	6/2/27	15,942	14,925
	Tyson Foods Inc.	4.350%	3/1/29	17,728	16,926
	Tyson Foods Inc.	4.875%	8/15/34	9,776	9,356
	Tyson Foods Inc.	5.150%	8/15/44	14,462	13,418
	Tyson Foods Inc.	4.550%	6/2/47	2,200	1,883
	Tyson Foods Inc.	5.100%	9/28/48	4,609	4,276
	Unilever Capital Corp.	3.250%	3/7/24	16,450	16,155
	Unilever Capital Corp.	2.600%	5/5/24	25,413	24,657
	Unilever Capital Corp.	0.626%	8/12/24	3,000	2,808
	Unilever Capital Corp.	3.375%	3/22/25	266	259
	Unilever Capital Corp.	3.100%	7/30/25	9,891	9,515
	Unilever Capital Corp.	2.000%	7/28/26	11,245	10,267
	Unilever Capital Corp.	2.900%	5/5/27	6,650	6,215
	Unilever Capital Corp.	3.500%	3/22/28	2,525	2,381
	Unilever Capital Corp.	2.125%	9/6/29	19,590	16,557
	Unilever Capital Corp.	1.375%	9/14/30	4,792	3,738
	Unilever Capital Corp.	1.750%	8/12/31	7,190	5,675
	Unilever Capital Corp.	5.900%	11/15/32	8,975	9,695
[4]	Unilever Capital Corp.	2.625%	8/12/51	14,325	9,318
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	13,668	13,331
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,710	27,279
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,270	3,693
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	6,324	5,284
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	14,728	10,837
	Walmart Inc.	3.300%	4/22/24	27,573	27,025
	Walmart Inc.	2.850%	7/8/24	8,894	8,636
	Walmart Inc.	2.650%	12/15/24	22,381	21,528
	Walmart Inc.	3.550%	6/26/25	23,685	23,180
	Walmart Inc.	3.900%	9/9/25	13,000	12,809

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.050%	7/8/26	28,105	26,997
	Walmart Inc.	1.050%	9/17/26	6,069	5,369
	Walmart Inc.	3.950%	9/9/27	10,000	9,879
	Walmart Inc.	3.700%	6/26/28	32,290	31,229
	Walmart Inc.	1.500%	9/22/28	10,942	9,382
	Walmart Inc.	3.250%	7/8/29	20,943	19,553
	Walmart Inc.	2.375%	9/24/29	13,470	11,804
	Walmart Inc.	1.800%	9/22/31	5,143	4,193
	Walmart Inc.	4.150%	9/9/32	15,000	14,654
	Walmart Inc.	5.250%	9/1/35	13,041	13,719
	Walmart Inc.	6.500%	8/15/37	483	566
	Walmart Inc.	6.200%	4/15/38	15,844	17,941
	Walmart Inc.	3.950%	6/28/38	14,369	13,190
	Walmart Inc.	5.625%	4/1/40	4,410	4,724
	Walmart Inc.	5.000%	10/25/40	4,065	4,087
	Walmart Inc.	5.625%	4/15/41	2,745	2,981
	Walmart Inc.	4.000%	4/11/43	20,657	18,344
	Walmart Inc.	4.300%	4/22/44	5,500	5,058
	Walmart Inc.	3.625%	12/15/47	9,204	7,573
	Walmart Inc.	4.050%	6/29/48	16,076	14,373
	Walmart Inc.	2.950%	9/24/49	9,896	7,218
	Walmart Inc.	4.500%	9/9/52	10,000	9,542
					5,008,943
Energy (1.9%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	5,975	5,355
	Baker Hughes Holdings LLC	3.337%	12/15/27	18,990	17,569
	Baker Hughes Holdings LLC	3.138%	11/7/29	6,530	5,761
	Baker Hughes Holdings LLC	4.486%	5/1/30	8,939	8,532
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,164	14,087
	Baker Hughes Holdings LLC	4.080%	12/15/47	16,340	12,824
	Boardwalk Pipelines LP	4.950%	12/15/24	8,554	8,459
	Boardwalk Pipelines LP	5.950%	6/1/26	16,721	16,961
	Boardwalk Pipelines LP	4.450%	7/15/27	6,049	5,749
	Boardwalk Pipelines LP	3.600%	9/1/32	5,936	4,924
	BP Capital Markets America Inc.	3.796%	9/21/25	21,344	20,959
	BP Capital Markets America Inc.	3.410%	2/11/26	16,681	16,033
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	21,190	20,096
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	11,592	10,808
	BP Capital Markets America Inc.	3.543%	4/6/27	13,848	13,163
[4]	BP Capital Markets America Inc.	3.588%	4/14/27	8,528	8,123
	BP Capital Markets America Inc.	3.937%	9/21/28	15,828	15,124
	BP Capital Markets America Inc.	4.234%	11/6/28	18,250	17,671
	BP Capital Markets America Inc.	3.633%	4/6/30	25,286	23,197
	BP Capital Markets America Inc.	1.749%	8/10/30	7,050	5,625
	BP Capital Markets America Inc.	2.721%	1/12/32	13,567	11,357
	BP Capital Markets America Inc.	3.060%	6/17/41	21,005	15,665
	BP Capital Markets America Inc.	3.000%	2/24/50	33,069	22,434
	BP Capital Markets America Inc.	2.772%	11/10/50	27,574	17,618
	BP Capital Markets America Inc.	2.939%	6/4/51	21,442	14,157
	BP Capital Markets America Inc.	3.001%	3/17/52	17,180	11,440
	BP Capital Markets America Inc.	3.379%	2/8/61	17,110	11,830
	BP Capital Markets plc	3.279%	9/19/27	29,157	27,400
	BP Capital Markets plc	3.723%	11/28/28	17,094	16,186
	Burlington Resources LLC	7.200%	8/15/31	4,110	4,663
	Burlington Resources LLC	7.400%	12/1/31	5,850	6,721
	Canadian Natural Resources Ltd.	3.800%	4/15/24	7,838	7,694
	Canadian Natural Resources Ltd.	3.900%	2/1/25	758	737
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,930	5,519
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,473	21,211
	Canadian Natural Resources Ltd.	2.950%	7/15/30	8,821	7,439
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,383	5,820
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,731	7,880
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,783	4,613
	Canadian Natural Resources Ltd.	6.500%	2/15/37	13,023	12,974
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15,583	15,498
	Canadian Natural Resources Ltd.	6.750%	2/1/39	6,059	6,271
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	8,406	7,358
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cenovus Energy Inc.	4.250%	4/15/27	5,050	4,839
Cenovus Energy Inc.	2.650%	1/15/32	9,885	7,880
Cenovus Energy Inc.	5.250%	6/15/37	10,461	9,581
Cenovus Energy Inc.	6.800%	9/15/37	6,181	6,347
Cenovus Energy Inc.	6.750%	11/15/39	11,758	12,179
Cenovus Energy Inc.	5.400%	6/15/47	15,328	13,847
Cenovus Energy Inc.	3.750%	2/15/52	10,200	7,194
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	13,987	14,235
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	19,913	20,026
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	30,488	30,173
Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	21,870	19,826
Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	11,995	9,309
Cheniere Energy Partners LP	4.500%	10/1/29	18,774	16,897
Cheniere Energy Partners LP	4.000%	3/1/31	23,900	20,471
Cheniere Energy Partners LP	3.250%	1/31/32	20,000	15,930
Chevron Corp.	2.895%	3/3/24	12,686	12,402
Chevron Corp.	1.554%	5/11/25	32,990	30,697
Chevron Corp.	3.326%	11/17/25	9,719	9,401
Chevron Corp.	2.954%	5/16/26	24,232	22,995
Chevron Corp.	1.995%	5/11/27	7,804	7,013
Chevron Corp.	2.236%	5/11/30	19,518	16,710
Chevron Corp.	3.078%	5/11/50	13,653	9,929
Chevron USA Inc.	3.900%	11/15/24	7,440	7,315
Chevron USA Inc.	0.687%	8/12/25	8,120	7,347
Chevron USA Inc.	1.018%	8/12/27	11,025	9,459
Chevron USA Inc.	3.850%	1/15/28	7,620	7,358
Chevron USA Inc.	3.250%	10/15/29	11,724	10,756
Chevron USA Inc.	5.250%	11/15/43	11,249	11,271
Chevron USA Inc.	2.343%	8/12/50	6,636	4,156
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	1,600	1,423
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	9,500	7,630
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,300	6,116
CNOOC Finance 2014 ULC	4.250%	4/30/24	2,600	2,569
CNOOC Finance 2014 ULC	4.875%	4/30/44	6,500	5,728
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	1,000	787
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,100	5,878
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	19,246	18,834
CNOOC Petroleum North America ULC	7.875%	3/15/32	11,000	12,911
CNOOC Petroleum North America ULC	5.875%	3/10/35	6,775	6,709
CNOOC Petroleum North America ULC	6.400%	5/15/37	16,352	16,789
CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	5,848
Columbia Pipeline Group Inc.	4.500%	6/1/25	18,669	18,407
Columbia Pipeline Group Inc.	5.800%	6/1/45	6,138	5,947
Conoco Funding Co.	7.250%	10/15/31	3,849	4,393
ConocoPhillips	4.300%	8/15/28	14,746	14,123
ConocoPhillips	2.400%	2/15/31	6,630	5,389
ConocoPhillips	5.900%	10/15/32	9,838	10,510
ConocoPhillips	5.900%	5/15/38	10,312	10,886
ConocoPhillips	6.500%	2/1/39	15,779	17,741
ConocoPhillips	4.875%	10/1/47	8,471	7,827
ConocoPhillips Co.	3.350%	11/15/24	3,223	3,136
ConocoPhillips Co.	6.950%	4/15/29	15,573	17,219
ConocoPhillips Co.	3.758%	3/15/42	9,621	8,054
ConocoPhillips Co.	4.300%	11/15/44	12,027	10,416
ConocoPhillips Co.	3.800%	3/15/52	14,275	11,330
ConocoPhillips Co.	4.025%	3/15/62	23,343	18,633
Continental Resources Inc.	3.800%	6/1/24	4,640	4,512
Continental Resources Inc.	4.375%	1/15/28	8,830	8,042

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Continental Resources Inc.	4.900%	6/1/44	5,052	3,725
	Coterra Energy Inc.	3.900%	5/15/27	16,346	15,277
	Coterra Energy Inc.	4.375%	3/15/29	4,497	4,226
	DCP Midstream Operating LP	5.375%	7/15/25	3,961	3,924
	DCP Midstream Operating LP	5.625%	7/15/27	3,038	3,018
	DCP Midstream Operating LP	5.125%	5/15/29	4,930	4,753
	DCP Midstream Operating LP	3.250%	2/15/32	3,669	3,021
	DCP Midstream Operating LP	5.600%	4/1/44	5,185	4,821
	Devon Energy Corp.	5.250%	9/15/24	7,810	7,810
	Devon Energy Corp.	5.850%	12/15/25	6,371	6,493
	Devon Energy Corp.	5.250%	10/15/27	5,750	5,712
	Devon Energy Corp.	5.875%	6/15/28	5,569	5,627
	Devon Energy Corp.	4.500%	1/15/30	10,308	9,618
	Devon Energy Corp.	7.875%	9/30/31	7,900	8,961
	Devon Energy Corp.	7.950%	4/15/32	4,780	5,457
	Devon Energy Corp.	5.600%	7/15/41	17,297	16,160
	Devon Energy Corp.	4.750%	5/15/42	9,371	7,954
	Devon Energy Corp.	5.000%	6/15/45	9,995	8,602
	Diamondback Energy Inc.	3.250%	12/1/26	14,646	13,644
	Diamondback Energy Inc.	3.500%	12/1/29	14,258	12,509
	Diamondback Energy Inc.	3.125%	3/24/31	15,181	12,583
	Diamondback Energy Inc.	6.250%	3/15/33	12,950	13,152
	Diamondback Energy Inc.	4.400%	3/24/51	7,300	5,582
	Diamondback Energy Inc.	4.250%	3/15/52	6,910	5,128
	Diamondback Energy Inc.	6.250%	3/15/53	8,810	8,556
[4]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	2,631	2,531
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,100	3,548
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	6,535	5,642
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,163	4,242
[4]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	200	141
	Enbridge Energy Partners LP	5.875%	10/15/25	9,241	9,392
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	10,998
	Enbridge Energy Partners LP	5.500%	9/15/40	4,465	4,179
	Enbridge Energy Partners LP	7.375%	10/15/45	11,531	12,899
	Enbridge Inc.	2.150%	2/16/24	2,160	2,086
	Enbridge Inc.	2.500%	1/15/25	7,833	7,411
	Enbridge Inc.	2.500%	2/14/25	3,680	3,476
	Enbridge Inc.	1.600%	10/4/26	2,150	1,883
	Enbridge Inc.	4.250%	12/1/26	14,154	13,626
	Enbridge Inc.	3.700%	7/15/27	12,501	11,716
	Enbridge Inc.	3.125%	11/15/29	13,576	11,836
	Enbridge Inc.	2.500%	8/1/33	13,795	10,627
	Enbridge Inc.	4.500%	6/10/44	7,746	6,425
	Enbridge Inc.	4.000%	11/15/49	6,850	5,218
	Enbridge Inc.	3.400%	8/1/51	13,822	9,443
	Energy Transfer LP	4.900%	2/1/24	2,654	2,621
	Energy Transfer LP	4.250%	4/1/24	9,440	9,269
	Energy Transfer LP	4.500%	4/15/24	3,910	3,856
	Energy Transfer LP	3.900%	5/15/24	14,306	13,941
	Energy Transfer LP	4.050%	3/15/25	16,090	15,591
	Energy Transfer LP	2.900%	5/15/25	11,979	11,287
	Energy Transfer LP	5.950%	12/1/25	6,854	6,956
	Energy Transfer LP	4.750%	1/15/26	16,338	15,943
	Energy Transfer LP	3.900%	7/15/26	5,434	5,138
	Energy Transfer LP	4.400%	3/15/27	13,474	12,817
	Energy Transfer LP	4.200%	4/15/27	8,425	7,952
[4]	Energy Transfer LP	5.500%	6/1/27	14,377	14,289
	Energy Transfer LP	4.000%	10/1/27	11,176	10,449
	Energy Transfer LP	5.550%	2/15/28	4,500	4,459
	Energy Transfer LP	4.950%	5/15/28	20,462	19,647
	Energy Transfer LP	4.950%	6/15/28	15,580	15,049
	Energy Transfer LP	5.250%	4/15/29	17,262	16,736
	Energy Transfer LP	3.750%	5/15/30	14,880	13,118
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.750%	2/15/33	5,000	4,905
	Energy Transfer LP	4.900%	3/15/35	5,983	5,327
	Energy Transfer LP	6.625%	10/15/36	6,131	6,157
[4]	Energy Transfer LP	5.800%	6/15/38	10,125	9,302
	Energy Transfer LP	7.500%	7/1/38	6,569	6,992
	Energy Transfer LP	6.050%	6/1/41	8,740	8,274
	Energy Transfer LP	6.500%	2/1/42	12,295	12,148
	Energy Transfer LP	6.100%	2/15/42	10,946	10,080
	Energy Transfer LP	4.950%	1/15/43	1,150	930
	Energy Transfer LP	5.150%	2/1/43	2,769	2,307
	Energy Transfer LP	5.950%	10/1/43	5,393	4,991
	Energy Transfer LP	5.300%	4/1/44	8,299	7,026
	Energy Transfer LP	5.000%	5/15/44	1,593	1,303
	Energy Transfer LP	5.150%	3/15/45	6,058	5,029
	Energy Transfer LP	5.350%	5/15/45	10,376	8,843
	Energy Transfer LP	6.125%	12/15/45	19,063	17,677
	Energy Transfer LP	5.300%	4/15/47	11,063	9,256
	Energy Transfer LP	5.400%	10/1/47	13,624	11,596
	Energy Transfer LP	6.000%	6/15/48	17,278	15,585
	Energy Transfer LP	6.250%	4/15/49	21,759	20,320
	Energy Transfer LP	5.000%	5/15/50	27,195	21,955
	Enterprise Products Operating LLC	3.900%	2/15/24	10,845	10,684
	Enterprise Products Operating LLC	3.750%	2/15/25	22,214	21,602
	Enterprise Products Operating LLC	3.700%	2/15/26	5,411	5,214
	Enterprise Products Operating LLC	3.950%	2/15/27	5,142	4,932
	Enterprise Products Operating LLC	3.125%	7/31/29	32,323	28,456
	Enterprise Products Operating LLC	2.800%	1/31/30	12,352	10,523
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	7,309	7,987
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	2,567	2,708
	Enterprise Products Operating LLC	7.550%	4/15/38	4,424	4,945
	Enterprise Products Operating LLC	6.125%	10/15/39	7,968	8,193
	Enterprise Products Operating LLC	5.950%	2/1/41	10,276	10,260
	Enterprise Products Operating LLC	5.700%	2/15/42	5,974	5,782
	Enterprise Products Operating LLC	4.850%	8/15/42	10,192	9,032
	Enterprise Products Operating LLC	4.450%	2/15/43	17,653	14,836
	Enterprise Products Operating LLC	4.850%	3/15/44	12,357	10,852
	Enterprise Products Operating LLC	5.100%	2/15/45	5,790	5,231
	Enterprise Products Operating LLC	4.900%	5/15/46	27,509	24,103
	Enterprise Products Operating LLC	4.250%	2/15/48	17,654	14,236
	Enterprise Products Operating LLC	4.800%	2/1/49	17,020	14,705
	Enterprise Products Operating LLC	4.200%	1/31/50	20,926	16,491
	Enterprise Products Operating LLC	3.700%	1/31/51	10,811	7,863
	Enterprise Products Operating LLC	3.200%	2/15/52	9,455	6,240
	Enterprise Products Operating LLC	3.300%	2/15/53	10,724	7,162
	Enterprise Products Operating LLC	4.950%	10/15/54	10,068	8,554

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.950%	1/31/60	16,253	11,819
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	9,480	7,750
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	10,163	7,830
	EOG Resources Inc.	3.150%	4/1/25	9,001	8,685
	EOG Resources Inc.	4.150%	1/15/26	15,457	15,169
	EOG Resources Inc.	4.375%	4/15/30	14,241	13,785
	EOG Resources Inc.	3.900%	4/1/35	926	824
	EOG Resources Inc.	4.950%	4/15/50	7,871	7,529
	EQT Corp.	6.125%	2/1/25	10,165	10,192
	EQT Corp.	5.678%	10/1/25	3,353	3,347
[7]	EQT Corp.	3.125%	5/15/26	6,400	5,892
	EQT Corp.	3.900%	10/1/27	7,680	7,089
	EQT Corp.	5.700%	4/1/28	4,320	4,296
	EQT Corp.	5.000%	1/15/29	7,540	7,085
	EQT Corp.	7.000%	2/1/30	12,455	12,902
	Exxon Mobil Corp.	3.176%	3/15/24	525	515
	Exxon Mobil Corp.	2.019%	8/16/24	16,135	15,458
	Exxon Mobil Corp.	2.709%	3/6/25	13,907	13,306
	Exxon Mobil Corp.	2.992%	3/19/25	52,209	50,328
	Exxon Mobil Corp.	3.043%	3/1/26	21,276	20,313
	Exxon Mobil Corp.	2.275%	8/16/26	17,602	16,297
	Exxon Mobil Corp.	3.294%	3/19/27	10,530	10,104
	Exxon Mobil Corp.	2.440%	8/16/29	18,698	16,356
	Exxon Mobil Corp.	3.482%	3/19/30	23,640	22,023
	Exxon Mobil Corp.	2.610%	10/15/30	28,742	25,093
	Exxon Mobil Corp.	2.995%	8/16/39	11,997	9,228
	Exxon Mobil Corp.	4.227%	3/19/40	30,604	27,545
	Exxon Mobil Corp.	3.567%	3/6/45	17,975	14,154
	Exxon Mobil Corp.	4.114%	3/1/46	23,406	20,018
	Exxon Mobil Corp.	3.095%	8/16/49	27,146	19,506
	Exxon Mobil Corp.	4.327%	3/19/50	37,827	33,453
	Exxon Mobil Corp.	3.452%	4/15/51	37,311	28,281
	Halliburton Co.	3.800%	11/15/25	3,598	3,499
	Halliburton Co.	2.920%	3/1/30	17,062	14,653
	Halliburton Co.	4.850%	11/15/35	21,632	20,031
	Halliburton Co.	6.700%	9/15/38	12,442	13,203
	Halliburton Co.	4.500%	11/15/41	4,455	3,717
	Halliburton Co.	4.750%	8/1/43	14,896	12,738
	Halliburton Co.	5.000%	11/15/45	22,277	19,750
	Helmerich & Payne Inc.	2.900%	9/29/31	7,300	5,910
	Hess Corp.	3.500%	7/15/24	4,752	4,612
	Hess Corp.	4.300%	4/1/27	13,593	13,009
	Hess Corp.	7.875%	10/1/29	6,460	7,184
	Hess Corp.	7.300%	8/15/31	7,112	7,730
	Hess Corp.	7.125%	3/15/33	8,143	8,776
	Hess Corp.	6.000%	1/15/40	10,688	10,539
	Hess Corp.	5.600%	2/15/41	13,914	13,175
	Hess Corp.	5.800%	4/1/47	2,782	2,665
	HF Sinclair Corp.	5.875%	4/1/26	6,563	6,580
	HF Sinclair Corp.	4.500%	10/1/30	6,218	5,444
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	1,315	1,298
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,541	21,267
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,805	8,663
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,035	1,123
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	560	619
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	3,992
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	7,097
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,321	17,523
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,840	9,381
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	8,300
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	9,018	9,065
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,967	8,759
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,273	2,258
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,514	11,397
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,654	5,711
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,974	9,919
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,931	5,077
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	13,219	11,995
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,495	3,141
	Kinder Morgan Inc.	4.300%	6/1/25	18,706	18,363
	Kinder Morgan Inc.	1.750%	11/15/26	6,773	5,976
	Kinder Morgan Inc.	4.300%	3/1/28	16,914	16,211
	Kinder Morgan Inc.	2.000%	2/15/31	9,795	7,596
[4]	Kinder Morgan Inc.	7.800%	8/1/31	5,724	6,378
[4]	Kinder Morgan Inc.	7.750%	1/15/32	11,490	12,926
	Kinder Morgan Inc.	5.300%	12/1/34	19,359	18,121
	Kinder Morgan Inc.	5.550%	6/1/45	23,552	21,580
	Kinder Morgan Inc.	5.050%	2/15/46	13,301	11,338
	Kinder Morgan Inc.	5.200%	3/1/48	1,115	974
	Kinder Morgan Inc.	3.250%	8/1/50	5,840	3,787
	Kinder Morgan Inc.	3.600%	2/15/51	5,891	4,072
	Magellan Midstream Partners LP	5.000%	3/1/26	10,971	10,911
	Magellan Midstream Partners LP	3.250%	6/1/30	3,197	2,788
	Magellan Midstream Partners LP	5.150%	10/15/43	1,502	1,307
	Magellan Midstream Partners LP	4.250%	9/15/46	5,399	4,072
	Magellan Midstream Partners LP	4.200%	10/3/47	12,826	9,670
	Magellan Midstream Partners LP	4.850%	2/1/49	7,210	6,000
	Magellan Midstream Partners LP	3.950%	3/1/50	9,750	7,184
	Marathon Oil Corp.	4.400%	7/15/27	17,392	16,608
	Marathon Oil Corp.	6.800%	3/15/32	6,555	6,749
	Marathon Oil Corp.	6.600%	10/1/37	10,053	10,017
	Marathon Oil Corp.	5.200%	6/1/45	4,475	3,828
	Marathon Petroleum Corp.	3.625%	9/15/24	9,325	9,079
	Marathon Petroleum Corp.	4.700%	5/1/25	16,728	16,483
	Marathon Petroleum Corp.	5.125%	12/15/26	20,271	20,192
	Marathon Petroleum Corp.	3.800%	4/1/28	9,202	8,505
	Marathon Petroleum Corp.	6.500%	3/1/41	16,485	17,009
	Marathon Petroleum Corp.	4.750%	9/15/44	8,667	7,256
	Marathon Petroleum Corp.	4.500%	4/1/48	5,736	4,560
	Marathon Petroleum Corp.	5.000%	9/15/54	3,704	3,117
	MPLX LP	4.875%	12/1/24	14,363	14,234
	MPLX LP	4.000%	2/15/25	5,154	4,994
	MPLX LP	4.875%	6/1/25	15,765	15,583
	MPLX LP	1.750%	3/1/26	21,979	19,620
	MPLX LP	4.125%	3/1/27	9,051	8,568
	MPLX LP	4.250%	12/1/27	19,819	18,720
	MPLX LP	4.000%	3/15/28	14,837	13,820
	MPLX LP	2.650%	8/15/30	17,370	14,093
	MPLX LP	4.950%	9/1/32	9,282	8,704
	MPLX LP	4.500%	4/15/38	23,283	19,569
	MPLX LP	5.200%	3/1/47	16,820	14,299
	MPLX LP	5.200%	12/1/47	15,083	12,854
	MPLX LP	4.700%	4/15/48	21,008	16,760

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	5.500%	2/15/49	17,278	15,284
	MPLX LP	4.950%	3/14/52	2,610	2,143
	MPLX LP	4.900%	4/15/58	6,409	5,035
	NOV Inc.	3.950%	12/1/42	13,613	9,487
	ONEOK Inc.	2.750%	9/1/24	5,922	5,673
	ONEOK Inc.	2.200%	9/15/25	3,181	2,921
	ONEOK Inc.	4.000%	7/13/27	14,343	13,510
	ONEOK Inc.	4.550%	7/15/28	10,983	10,379
	ONEOK Inc.	4.350%	3/15/29	12,885	11,948
	ONEOK Inc.	3.400%	9/1/29	14,800	12,795
	ONEOK Inc.	3.100%	3/15/30	14,320	12,016
	ONEOK Inc.	6.350%	1/15/31	3,855	3,929
	ONEOK Inc.	6.000%	6/15/35	2,220	2,148
	ONEOK Inc.	4.950%	7/13/47	15,730	12,768
	ONEOK Inc.	5.200%	7/15/48	8,295	6,951
	ONEOK Inc.	4.450%	9/1/49	10,622	7,953
	ONEOK Inc.	4.500%	3/15/50	5,251	3,940
	ONEOK Inc.	7.150%	1/15/51	6,387	6,513
	ONEOK Partners LP	4.900%	3/15/25	9,067	8,944
	ONEOK Partners LP	6.650%	10/1/36	9,740	9,780
	ONEOK Partners LP	6.850%	10/15/37	8,041	8,145
	ONEOK Partners LP	6.125%	2/1/41	6,412	6,086
	ONEOK Partners LP	6.200%	9/15/43	3,496	3,325
	Ovintiv Exploration Inc.	5.375%	1/1/26	3,419	3,387
	Ovintiv Inc.	7.375%	11/1/31	7,480	8,028
	Ovintiv Inc.	6.500%	8/15/34	8,445	8,542
	Ovintiv Inc.	6.625%	8/15/37	14,147	14,246
	Ovintiv Inc.	6.500%	2/1/38	6,430	6,374
	Phillips 66	0.900%	2/15/24	5,000	4,785
	Phillips 66	3.850%	4/9/25	10,983	10,704
	Phillips 66	1.300%	2/15/26	9,625	8,605
	Phillips 66	3.900%	3/15/28	8,910	8,420
	Phillips 66	2.150%	12/15/30	17,705	14,159
	Phillips 66	4.650%	11/15/34	11,905	11,110
	Phillips 66	5.875%	5/1/42	14,532	14,899
	Phillips 66	4.875%	11/15/44	17,620	16,187
	Phillips 66	3.300%	3/15/52	8,375	5,810
[7]	Phillips 66 Co.	2.450%	12/15/24	4,300	4,045
[7]	Phillips 66 Co.	3.605%	2/15/25	9,516	9,212
[7]	Phillips 66 Co.	3.550%	10/1/26	2,700	2,532
[7]	Phillips 66 Co.	3.750%	3/1/28	5,725	5,281
[7]	Phillips 66 Co.	3.150%	12/15/29	11,123	9,702
[7]	Phillips 66 Co.	4.680%	2/15/45	7,300	6,348
[7]	Phillips 66 Co.	4.900%	10/1/46	5,933	5,273
	Pioneer Natural Resources Co.	1.125%	1/15/26	6,788	6,049
	Pioneer Natural Resources Co.	1.900%	8/15/30	15,265	11,978
	Pioneer Natural Resources Co.	2.150%	1/15/31	8,815	6,991
	Plains All American Pipeline LP	3.600%	11/1/24	20,766	20,109
	Plains All American Pipeline LP	4.650%	10/15/25	12,669	12,405
	Plains All American Pipeline LP	4.500%	12/15/26	12,330	11,855
	Plains All American Pipeline LP	3.550%	12/15/29	10,208	8,872
	Plains All American Pipeline LP	3.800%	9/15/30	6,466	5,622
	Plains All American Pipeline LP	6.650%	1/15/37	6,839	6,745
	Plains All American Pipeline LP	5.150%	6/1/42	7,150	5,804
	Plains All American Pipeline LP	4.300%	1/31/43	1,855	1,335
	Plains All American Pipeline LP	4.700%	6/15/44	8,877	6,718
	Plains All American Pipeline LP	4.900%	2/15/45	6,531	5,097
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	26,369	26,378
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	29,116	29,185
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	16,228	16,420
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	24,172	23,713
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	22,747	21,386
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	26,332	24,456
[7]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	5,200	5,190
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	3,775	3,460
	Schlumberger Investment SA	2.650%	6/26/30	18,060	15,482
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	2.000%	11/7/24	11,036	10,494
Shell International Finance BV	3.250%	5/11/25	37,501	36,347
Shell International Finance BV	2.875%	5/10/26	18,301	17,246
Shell International Finance BV	2.500%	9/12/26	21,373	19,825
Shell International Finance BV	3.875%	11/13/28	18,515	17,822
Shell International Finance BV	2.375%	11/7/29	21,465	18,561
Shell International Finance BV	2.750%	4/6/30	28,037	24,642
Shell International Finance BV	4.125%	5/11/35	15,520	14,372
Shell International Finance BV	6.375%	12/15/38	30,873	34,072
Shell International Finance BV	5.500%	3/25/40	9,428	9,634
Shell International Finance BV	2.875%	11/26/41	4,911	3,575
Shell International Finance BV	3.625%	8/21/42	9,954	8,026
Shell International Finance BV	4.550%	8/12/43	23,984	21,678
Shell International Finance BV	4.375%	5/11/45	36,344	31,837
Shell International Finance BV	4.000%	5/10/46	29,863	24,599
Shell International Finance BV	3.750%	9/12/46	8,375	6,636
Shell International Finance BV	3.125%	11/7/49	22,950	16,220
Shell International Finance BV	3.250%	4/6/50	17,567	12,747
Shell International Finance BV	3.000%	11/26/51	17,465	11,887
Spectra Energy Partners LP	4.750%	3/15/24	7,502	7,454
Spectra Energy Partners LP	3.500%	3/15/25	8,891	8,553
Spectra Energy Partners LP	3.375%	10/15/26	14,144	13,202
Spectra Energy Partners LP	4.500%	3/15/45	13,912	11,441
Suncor Energy Inc.	7.150%	2/1/32	7,138	7,662
Suncor Energy Inc.	5.950%	12/1/34	4,122	4,102
Suncor Energy Inc.	6.800%	5/15/38	14,361	15,073
Suncor Energy Inc.	6.500%	6/15/38	22,869	23,516
Suncor Energy Inc.	4.000%	11/15/47	15,450	11,745
Suncor Energy Inc.	3.750%	3/4/51	5,902	4,274
Targa Resources Corp.	4.200%	2/1/33	9,600	8,265
Targa Resources Corp.	4.950%	4/15/52	8,265	6,570
Targa Resources Partners LP	6.500%	7/15/27	3,935	3,973
Targa Resources Partners LP	5.000%	1/15/28	9,213	8,800
Targa Resources Partners LP	6.875%	1/15/29	8,845	8,932
Targa Resources Partners LP	5.500%	3/1/30	7,255	6,837
Targa Resources Partners LP	4.875%	2/1/31	4,205	3,799
Targa Resources Partners LP	4.000%	1/15/32	14,830	12,467
TC PipeLines LP	3.900%	5/25/27	9,018	8,523
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,030	2,149
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,906	5,237
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,967	2,134
Texas Eastern Transmission LP	7.000%	7/15/32	5,860	6,453
Tosco Corp.	8.125%	2/15/30	1,330	1,554
TotalEnergies Capital International SA	3.700%	1/15/24	26,299	25,948
TotalEnergies Capital International SA	3.750%	4/10/24	4,241	4,187
TotalEnergies Capital International SA	2.434%	1/10/25	12,909	12,332
TotalEnergies Capital International SA	3.455%	2/19/29	16,151	14,995
TotalEnergies Capital International SA	2.829%	1/10/30	20,823	18,405
TotalEnergies Capital International SA	2.986%	6/29/41	6,215	4,639
TotalEnergies Capital International SA	3.461%	7/12/49	8,637	6,495
TotalEnergies Capital International SA	3.127%	5/29/50	31,139	22,141
TotalEnergies Capital International SA	3.386%	6/29/60	2,600	1,827
TotalEnergies Capital SA	3.883%	10/11/28	7,882	7,619
TransCanada PipeLines Ltd.	1.000%	10/12/24	13,900	12,876
TransCanada PipeLines Ltd.	4.875%	1/15/26	14,314	14,242
TransCanada PipeLines Ltd.	4.250%	5/15/28	15,040	14,286
TransCanada PipeLines Ltd.	4.100%	4/15/30	17,214	15,783
TransCanada PipeLines Ltd.	2.500%	10/12/31	15,192	12,072
TransCanada PipeLines Ltd.	4.625%	3/1/34	20,167	18,418

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,567	4,504
	TransCanada PipeLines Ltd.	5.850%	3/15/36	7,121	7,030
	TransCanada PipeLines Ltd.	6.200%	10/15/37	20,166	20,587
	TransCanada PipeLines Ltd.	4.750%	5/15/38	16,633	14,826
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,715	4,117
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,881	12,953
	TransCanada PipeLines Ltd.	5.000%	10/16/43	11,493	10,189
	TransCanada PipeLines Ltd.	4.875%	5/15/48	26,614	23,298
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,734	2,493
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,194	10,872
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	8,456	7,950
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	12,568	10,918
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,093	2,936
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,059	4,276
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	6,088	5,082
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	5,088	3,896
	Valero Energy Corp.	2.150%	9/15/27	7,325	6,426
	Valero Energy Corp.	4.350%	6/1/28	13,460	13,000
	Valero Energy Corp.	2.800%	12/1/31	6,401	5,222
	Valero Energy Corp.	7.500%	4/15/32	9,404	10,581
	Valero Energy Corp.	6.625%	6/15/37	20,543	21,962
	Valero Energy Corp.	4.900%	3/15/45	9,695	8,643
	Valero Energy Corp.	3.650%	12/1/51	15,065	10,670
	Valero Energy Partners LP	4.500%	3/15/28	7,447	7,227
	Williams Cos. Inc.	4.300%	3/4/24	18,495	18,252
	Williams Cos. Inc.	4.550%	6/24/24	29,859	29,528
	Williams Cos. Inc.	3.900%	1/15/25	18,065	17,604
	Williams Cos. Inc.	4.000%	9/15/25	11,515	11,189
	Williams Cos. Inc.	3.750%	6/15/27	18,230	17,183
	Williams Cos. Inc.	3.500%	11/15/30	15,455	13,539
[4]	Williams Cos. Inc.	7.500%	1/15/31	713	781
	Williams Cos. Inc.	2.600%	3/15/31	19,950	16,187
	Williams Cos. Inc.	4.650%	8/15/32	2,922	2,726
	Williams Cos. Inc.	6.300%	4/15/40	17,893	18,326
	Williams Cos. Inc.	5.800%	11/15/43	10,300	9,808
	Williams Cos. Inc.	5.400%	3/4/44	9,322	8,505
	Williams Cos. Inc.	5.750%	6/24/44	7,089	6,755
	Williams Cos. Inc.	4.900%	1/15/45	7,407	6,300
	Williams Cos. Inc.	5.100%	9/15/45	13,933	12,187
	Williams Cos. Inc.	4.850%	3/1/48	9,426	8,031
	Williams Cos. Inc.	3.500%	10/15/51	6,216	4,255
	Williams Cos. Inc.	5.300%	8/15/52	9,500	8,558
					5,213,770
Financials (7.9%)
	ACE Capital Trust II	9.700%	4/1/30	2,211	2,742
[4]	Aegon NV	5.500%	4/11/48	5,025	4,524
	AerCap Ireland Capital DAC	4.875%	1/16/24	7,342	7,272
	AerCap Ireland Capital DAC	3.150%	2/15/24	8,060	7,817
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,315	4,083
	AerCap Ireland Capital DAC	1.650%	10/29/24	33,182	30,642
[4]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,300	9,498
	AerCap Ireland Capital DAC	3.500%	1/15/25	16,394	15,654
	AerCap Ireland Capital DAC	6.500%	7/15/25	23,650	24,025
	AerCap Ireland Capital DAC	4.450%	10/1/25	16,369	15,757
	AerCap Ireland Capital DAC	1.750%	1/30/26	14,085	12,413
	AerCap Ireland Capital DAC	4.450%	4/3/26	26,159	25,079
	AerCap Ireland Capital DAC	2.450%	10/29/26	53,850	47,095
	AerCap Ireland Capital DAC	3.650%	7/21/27	23,091	20,920
	AerCap Ireland Capital DAC	4.625%	10/15/27	13,208	12,296
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,921	14,364
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	3.000%	10/29/28	50,486	42,372
	AerCap Ireland Capital DAC	3.300%	1/30/32	87,095	68,048
	AerCap Ireland Capital DAC	3.400%	10/29/33	15,184	11,549
	AerCap Ireland Capital DAC	3.850%	10/29/41	17,604	12,435
	Affiliated Managers Group Inc.	4.250%	2/15/24	9,364	9,252
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,390	11,904
	Affiliated Managers Group Inc.	3.300%	6/15/30	9,702	8,099
	Aflac Inc.	1.125%	3/15/26	2,255	1,997
	Aflac Inc.	2.875%	10/15/26	11,560	10,749
	Aflac Inc.	3.600%	4/1/30	25,575	23,140
	Aflac Inc.	4.000%	10/15/46	5,550	4,251
	Aflac Inc.	4.750%	1/15/49	3,608	3,220
[4]	Air Lease Corp.	4.250%	2/1/24	12,485	12,269
[4]	Air Lease Corp.	0.700%	2/15/24	6,763	6,392
	Air Lease Corp.	0.800%	8/18/24	8,045	7,417
	Air Lease Corp.	4.250%	9/15/24	4,989	4,885
[4]	Air Lease Corp.	2.300%	2/1/25	12,986	12,107
	Air Lease Corp.	3.250%	3/1/25	14,301	13,580
	Air Lease Corp.	3.375%	7/1/25	8,582	8,094
[4]	Air Lease Corp.	2.875%	1/15/26	9,062	8,391
[4]	Air Lease Corp.	3.750%	6/1/26	3,120	2,923
	Air Lease Corp.	1.875%	8/15/26	11,086	9,650
	Air Lease Corp.	2.200%	1/15/27	8,048	7,026
	Air Lease Corp.	3.625%	4/1/27	6,832	6,230
	Air Lease Corp.	3.625%	12/1/27	14,658	13,267
	Air Lease Corp.	2.100%	9/1/28	7,623	6,222
	Air Lease Corp.	4.625%	10/1/28	11,963	11,205
	Air Lease Corp.	3.250%	10/1/29	8,115	6,907
[4]	Air Lease Corp.	3.000%	2/1/30	11,462	9,589
	Air Lease Corp.	3.125%	12/1/30	2,500	2,070
	Air Lease Corp.	2.875%	1/15/32	10,190	8,129
	Aircastle Ltd.	4.125%	5/1/24	2,480	2,397
	Aircastle Ltd.	4.250%	6/15/26	17,946	16,896
	Alleghany Corp.	4.900%	9/15/44	6,055	5,577
	Alleghany Corp.	3.250%	8/15/51	10,715	7,598
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,361	9,881
	Allstate Corp.	0.750%	12/15/25	4,511	4,007
	Allstate Corp.	3.280%	12/15/26	3,259	3,093
	Allstate Corp.	1.450%	12/15/30	8,515	6,497
	Allstate Corp.	5.350%	6/1/33	2,775	2,763
	Allstate Corp.	5.550%	5/9/35	3,056	3,118
	Allstate Corp.	5.950%	4/1/36	1,713	1,797
	Allstate Corp.	4.500%	6/15/43	10,355	9,174
	Allstate Corp.	4.200%	12/15/46	6,779	5,610
	Allstate Corp.	3.850%	8/10/49	14,766	11,496
[4]	Allstate Corp.	6.500%	5/15/57	6,935	6,728
	Ally Financial Inc.	1.450%	10/2/23	24,819	24,041
	Ally Financial Inc.	3.875%	5/21/24	3,738	3,644
	Ally Financial Inc.	5.125%	9/30/24	19,827	19,659
	Ally Financial Inc.	4.625%	3/30/25	2,560	2,499
	Ally Financial Inc.	5.800%	5/1/25	3,415	3,402
	Ally Financial Inc.	4.750%	6/9/27	5,290	4,970
	Ally Financial Inc.	7.100%	11/15/27	4,595	4,685
	Ally Financial Inc.	2.200%	11/2/28	16,075	12,575
[4]	Ally Financial Inc.	8.000%	11/1/31	30,816	31,787
	Ally Financial Inc.	8.000%	11/1/31	9,233	9,586
	American Equity Investment Life Holding Co.	5.000%	6/15/27	7,216	6,867
	American Express Co.	3.400%	2/22/24	17,652	17,338
	American Express Co.	2.500%	7/30/24	13,171	12,674
	American Express Co.	3.000%	10/30/24	50,790	49,166
	American Express Co.	3.625%	12/5/24	18,919	18,432
	American Express Co.	2.250%	3/4/25	20,185	19,069
	American Express Co.	3.950%	8/1/25	2,525	2,475
	American Express Co.	4.200%	11/6/25	15,302	15,123
	American Express Co.	3.125%	5/20/26	12,655	11,929

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	1.650%	11/4/26	11,557	10,242
	American Express Co.	2.550%	3/4/27	27,747	25,268
	American Express Co.	3.300%	5/3/27	28,972	27,103
	American Express Co.	4.989%	5/26/33	5,515	5,315
	American Express Co.	4.420%	8/3/33	14,284	13,539
	American Express Co.	4.050%	12/3/42	8,004	6,879
	American Financial Group Inc.	5.250%	4/2/30	7,500	7,357
	American Financial Group Inc.	4.500%	6/15/47	7,190	5,722
	American International Group Inc.	4.125%	2/15/24	4,954	4,899
	American International Group Inc.	2.500%	6/30/25	19,809	18,662
	American International Group Inc.	3.900%	4/1/26	7,425	7,182
	American International Group Inc.	4.200%	4/1/28	7,040	6,681
	American International Group Inc.	4.250%	3/15/29	2,099	1,964
	American International Group Inc.	3.400%	6/30/30	12,270	10,826
	American International Group Inc.	3.875%	1/15/35	7,686	6,680
	American International Group Inc.	4.700%	7/10/35	5,358	4,801
	American International Group Inc.	6.250%	5/1/36	11,161	11,777
	American International Group Inc.	4.500%	7/16/44	10,034	8,672
	American International Group Inc.	4.800%	7/10/45	9,156	8,190
	American International Group Inc.	4.750%	4/1/48	15,941	14,241
[4]	American International Group Inc.	5.750%	4/1/48	7,815	7,468
	American International Group Inc.	4.375%	6/30/50	6,424	5,470
	Ameriprise Financial Inc.	3.700%	10/15/24	12,634	12,315
	Ameriprise Financial Inc.	3.000%	4/2/25	2,344	2,246
	Ameriprise Financial Inc.	2.875%	9/15/26	10,816	10,054
	Ameriprise Financial Inc.	4.500%	5/13/32	5,455	5,271
[4]	Andrew W Mellon Foundation	0.947%	8/1/27	3,830	3,249
[4]	Aon Corp.	8.205%	1/1/27	3,727	3,901
	Aon Corp.	2.850%	5/28/27	3,854	3,529
	Aon Corp.	4.500%	12/15/28	11,096	10,684
	Aon Corp.	3.750%	5/2/29	9,125	8,446
	Aon Corp.	2.800%	5/15/30	20,901	17,846
	Aon Corp.	6.250%	9/30/40	5,700	5,832
	Aon Corp.	2.900%	8/23/51	7,740	4,913
	Aon Corp.	3.900%	2/28/52	7,210	5,580
	Aon Global Ltd.	3.500%	6/14/24	17,520	17,110
	Aon Global Ltd.	3.875%	12/15/25	9,992	9,741
	Aon Global Ltd.	4.600%	6/14/44	10,267	8,752
	Aon Global Ltd.	4.750%	5/15/45	2,052	1,768
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	142
	Arch Capital Finance LLC	4.011%	12/15/26	11,651	11,128
	Arch Capital Finance LLC	5.031%	12/15/46	4,707	4,053
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,055
	Arch Capital Group Ltd.	3.635%	6/30/50	11,760	8,234
	Arch Capital Group US Inc.	5.144%	11/1/43	4,623	4,128
	Ares Capital Corp.	4.200%	6/10/24	11,796	11,389
	Ares Capital Corp.	4.250%	3/1/25	5,990	5,688
	Ares Capital Corp.	3.250%	7/15/25	14,905	13,711
	Ares Capital Corp.	3.875%	1/15/26	3,960	3,635
	Ares Capital Corp.	2.150%	7/15/26	29,847	25,315
	Ares Capital Corp.	2.875%	6/15/27	6,173	5,237
	Ares Capital Corp.	3.200%	11/15/31	12,030	8,811
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,700	5,277
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,540	8,083
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,750	1,746
	Assurant Inc.	4.200%	9/27/23	1,694	1,674
	Assurant Inc.	4.900%	3/27/28	3,374	3,237
	Assurant Inc.	3.700%	2/22/30	5,146	4,365
	Assurant Inc.	6.750%	2/15/34	1,103	1,119
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,872	4,851
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	3,825	3,218
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,903	1,891
	Athene Holding Ltd.	4.125%	1/12/28	13,434	12,353
	Athene Holding Ltd.	6.150%	4/3/30	17,920	18,057
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athene Holding Ltd.	3.500%	1/15/31	12,231	10,074
	Athene Holding Ltd.	3.950%	5/25/51	21,751	14,827
	Athene Holding Ltd.	3.450%	5/15/52	8,379	5,173
[4]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	13,348	12,973
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	8,980	9,011
	AXA SA	8.600%	12/15/30	11,223	13,542
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	2,661
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	2,633
	AXIS Specialty Finance plc	4.000%	12/6/27	15,114	14,026
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,356	3,755
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,365	2,767
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,034
	Banco Santander SA	2.706%	6/27/24	12,001	11,520
	Banco Santander SA	2.746%	5/28/25	12,169	11,393
	Banco Santander SA	5.147%	8/18/25	12,790	12,667
	Banco Santander SA	5.179%	11/19/25	19,483	19,237
	Banco Santander SA	1.849%	3/25/26	3,495	3,103
	Banco Santander SA	4.250%	4/11/27	11,517	10,973
	Banco Santander SA	5.294%	8/18/27	6,000	5,853
	Banco Santander SA	3.800%	2/23/28	12,513	11,356
	Banco Santander SA	4.379%	4/12/28	13,725	12,891
	Banco Santander SA	3.306%	6/27/29	13,440	11,748
	Banco Santander SA	3.490%	5/28/30	12,952	10,935
	Banco Santander SA	2.749%	12/3/30	17,192	13,164
	Banco Santander SA	2.958%	3/25/31	10,235	8,209
[4]	Bank of America Corp.	4.125%	1/22/24	21,375	21,184
[4]	Bank of America Corp.	4.000%	4/1/24	8,136	8,033
[4]	Bank of America Corp.	1.486%	5/19/24	7,003	6,893
[4]	Bank of America Corp.	4.200%	8/26/24	58,101	57,204
[4]	Bank of America Corp.	4.000%	1/22/25	48,534	47,506
	Bank of America Corp.	1.843%	2/4/25	17,215	16,491
[4]	Bank of America Corp.	3.458%	3/15/25	29,123	28,373
[4]	Bank of America Corp.	3.950%	4/21/25	43,497	42,374
	Bank of America Corp.	0.976%	4/22/25	57,265	53,673
	Bank of America Corp.	3.841%	4/25/25	21,400	20,889
[4]	Bank of America Corp.	3.875%	8/1/25	4,160	4,050
[4]	Bank of America Corp.	3.093%	10/1/25	45,451	43,545
[4]	Bank of America Corp.	2.456%	10/22/25	23,625	22,320
[4]	Bank of America Corp.	1.530%	12/6/25	14,468	13,347
[4]	Bank of America Corp.	3.366%	1/23/26	35,631	33,989
[4]	Bank of America Corp.	2.015%	2/13/26	18,384	17,046
[4]	Bank of America Corp.	4.450%	3/3/26	33,506	32,827
[4]	Bank of America Corp.	3.384%	4/2/26	39,798	37,998
[4]	Bank of America Corp.	3.500%	4/19/26	22,781	21,753
[4]	Bank of America Corp.	1.319%	6/19/26	15,399	13,871
	Bank of America Corp.	4.827%	7/22/26	27,172	26,867
	Bank of America Corp.	6.220%	9/15/26	2,666	2,760
[4]	Bank of America Corp.	4.250%	10/22/26	32,751	31,666
[4]	Bank of America Corp.	1.197%	10/24/26	20,424	18,193
[4]	Bank of America Corp.	3.559%	4/23/27	35,005	32,800
	Bank of America Corp.	1.734%	7/22/27	73,938	64,809
[4]	Bank of America Corp.	3.248%	10/21/27	46,687	43,150
[4]	Bank of America Corp.	4.183%	11/25/27	44,685	42,441
[4]	Bank of America Corp.	3.824%	1/20/28	32,229	30,087
	Bank of America Corp.	2.551%	2/4/28	12,854	11,415
[4]	Bank of America Corp.	3.705%	4/24/28	42,365	39,261
	Bank of America Corp.	4.376%	4/27/28	20,570	19,667
[4]	Bank of America Corp.	3.593%	7/21/28	64,663	59,553
	Bank of America Corp.	4.948%	7/22/28	7,020	6,860
[4]	Bank of America Corp.	3.419%	12/20/28	104,230	94,540
[4]	Bank of America Corp.	3.970%	3/5/29	22,849	21,091
[4]	Bank of America Corp.	2.087%	6/14/29	60,726	51,081
[4]	Bank of America Corp.	4.271%	7/23/29	86,468	80,766

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	3.974%	2/7/30	8,933	8,115
[4]	Bank of America Corp.	3.194%	7/23/30	28,897	24,870
[4]	Bank of America Corp.	2.884%	10/22/30	6,822	5,731
[4]	Bank of America Corp.	2.496%	2/13/31	93,204	75,720
[4]	Bank of America Corp.	2.592%	4/29/31	65,551	53,473
[4]	Bank of America Corp.	1.898%	7/23/31	3,507	2,696
[4]	Bank of America Corp.	1.922%	10/24/31	38,580	29,448
	Bank of America Corp.	2.687%	4/22/32	106,759	85,415
	Bank of America Corp.	2.299%	7/21/32	68,370	52,635
	Bank of America Corp.	2.572%	10/20/32	48,545	38,081
	Bank of America Corp.	2.972%	2/4/33	2,091	1,686
	Bank of America Corp.	4.571%	4/27/33	21,126	19,357
	Bank of America Corp.	5.015%	7/22/33	36,585	34,711
	Bank of America Corp.	2.482%	9/21/36	32,935	24,280
	Bank of America Corp.	6.110%	1/29/37	25,165	25,620
	Bank of America Corp.	3.846%	3/8/37	15,575	12,882
[4]	Bank of America Corp.	4.244%	4/24/38	45,573	38,981
	Bank of America Corp.	7.750%	5/14/38	16,266	18,975
[4]	Bank of America Corp.	4.078%	4/23/40	39,837	33,124
[4]	Bank of America Corp.	2.676%	6/19/41	97,477	65,858
[4]	Bank of America Corp.	5.875%	2/7/42	14,712	14,882
	Bank of America Corp.	3.311%	4/22/42	61,170	44,981
[4]	Bank of America Corp.	5.000%	1/21/44	19,657	18,053
[4]	Bank of America Corp.	4.875%	4/1/44	7,768	7,007
[4]	Bank of America Corp.	4.750%	4/21/45	6,335	5,425
[4]	Bank of America Corp.	4.443%	1/20/48	12,693	10,725
[4]	Bank of America Corp.	3.946%	1/23/49	11,510	8,891
[4]	Bank of America Corp.	4.330%	3/15/50	38,431	31,610
[4]	Bank of America Corp.	4.083%	3/20/51	111,662	88,192
[4]	Bank of America Corp.	2.831%	10/24/51	2,050	1,269
[4]	Bank of America Corp.	3.483%	3/13/52	3,600	2,563
	Bank of America Corp.	2.972%	7/21/52	36,824	23,234
[4]	Bank of America NA	6.000%	10/15/36	18,765	19,239
[4]	Bank of Montreal	3.300%	2/5/24	17,228	16,907
[4]	Bank of Montreal	2.150%	3/8/24	9,790	9,462
[4]	Bank of Montreal	2.500%	6/28/24	11,755	11,317
[4]	Bank of Montreal	0.625%	7/9/24	5,990	5,597
[4]	Bank of Montreal	4.250%	9/14/24	33,315	32,862
[4]	Bank of Montreal	1.500%	1/10/25	11,223	10,472
[4]	Bank of Montreal	1.850%	5/1/25	28,197	26,338
[4]	Bank of Montreal	3.700%	6/7/25	10,213	9,911
[4]	Bank of Montreal	2.650%	3/8/27	16,195	14,806
[4]	Bank of Montreal	4.700%	9/14/27	6,300	6,236
[4]	Bank of Montreal	4.338%	10/5/28	5,975	5,857
[4]	Bank of Montreal	3.803%	12/15/32	27,153	23,924
[4]	Bank of New York Mellon	5.224%	11/21/25	12,902	12,891
[4]	Bank of New York Mellon Corp.	3.650%	2/4/24	9,525	9,381
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,546
[4]	Bank of New York Mellon Corp.	3.250%	9/11/24	17,047	16,580
[4]	Bank of New York Mellon Corp.	2.100%	10/24/24	9,644	9,197
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	15,262	14,714
[4]	Bank of New York Mellon Corp.	1.600%	4/24/25	4,811	4,471
[4]	Bank of New York Mellon Corp.	3.950%	11/18/25	8,787	8,590
[4]	Bank of New York Mellon Corp.	2.800%	5/4/26	28,702	26,917
	Bank of New York Mellon Corp.	4.414%	7/24/26	12,268	12,091
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,020	16,579
	Bank of New York Mellon Corp.	2.050%	1/26/27	5,344	4,810
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	27,198	25,586
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	7,654	7,127
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	18,695	17,544
[4]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,040	6,266
[4]	Bank of New York Mellon Corp.	3.300%	8/23/29	6,306	5,654
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,385	4,377
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,660	25,651
	Bank of Nova Scotia	1.625%	5/1/23	1,346	1,330
	Bank of Nova Scotia	3.400%	2/11/24	14,226	13,980
	Bank of Nova Scotia	0.700%	4/15/24	16,536	15,621
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	0.650%	7/31/24	1,618	1,508
	Bank of Nova Scotia	5.250%	12/6/24	12,500	12,513
	Bank of Nova Scotia	1.450%	1/10/25	1,815	1,689
	Bank of Nova Scotia	2.200%	2/3/25	50,018	47,115
	Bank of Nova Scotia	3.450%	4/11/25	10,607	10,222
	Bank of Nova Scotia	1.300%	6/11/25	30,960	28,370
	Bank of Nova Scotia	4.500%	12/16/25	35,252	34,585
	Bank of Nova Scotia	2.700%	8/3/26	22,988	21,289
	Bank of Nova Scotia	1.300%	9/15/26	15,028	13,141
	Bank of Nova Scotia	1.950%	2/2/27	7,580	6,749
	Bank of Nova Scotia	2.450%	2/2/32	7,100	5,714
	Bank of Nova Scotia	4.588%	5/4/37	14,534	12,405
[4]	Barclays Bank plc	3.750%	5/15/24	1,920	1,886
[4]	Barclays plc	4.338%	5/16/24	24,761	24,587
	Barclays plc	4.375%	9/11/24	1,720	1,683
	Barclays plc	3.650%	3/16/25	42,612	40,901
[4]	Barclays plc	3.932%	5/7/25	12,771	12,382
	Barclays plc	4.375%	1/12/26	30,308	29,245
[4]	Barclays plc	2.852%	5/7/26	29,583	27,466
	Barclays plc	5.200%	5/12/26	18,219	17,705
	Barclays plc	5.304%	8/9/26	10,290	10,219
	Barclays plc	7.325%	11/2/26	25,000	25,920
	Barclays plc	4.337%	1/10/28	15,789	14,671
	Barclays plc	4.836%	5/9/28	36,745	33,863
	Barclays plc	5.501%	8/9/28	11,525	11,206
	Barclays plc	7.385%	11/2/28	25,000	26,003
[4]	Barclays plc	4.972%	5/16/29	26,540	25,002
[4]	Barclays plc	5.088%	6/20/30	17,560	16,192
	Barclays plc	2.645%	6/24/31	28,362	22,141
	Barclays plc	2.667%	3/10/32	10,768	8,231
	Barclays plc	2.894%	11/24/32	10,270	7,816
	Barclays plc	5.746%	8/9/33	12,210	11,558
	Barclays plc	7.437%	11/2/33	39,250	41,321
	Barclays plc	3.564%	9/23/35	24,700	18,930
	Barclays plc	3.811%	3/10/42	6,180	4,181
	Barclays plc	5.250%	8/17/45	11,937	10,742
	Barclays plc	4.950%	1/10/47	21,298	18,400
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,920	5,469
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,258	1,882
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,664	10,118
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	4,296	4,682
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	12,241	11,221
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	5,924	5,341
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	46,292	40,884
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	37,429	33,555
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	37,188	25,016
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,291	3,340
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	35,987	29,045
	Berkshire Hathaway Inc.	3.125%	3/15/26	32,641	31,318
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,817	3,581
	BGC Partners Inc.	3.750%	10/1/24	8,558	8,181
	BlackRock Inc.	3.500%	3/18/24	19,306	19,004
	BlackRock Inc.	3.200%	3/15/27	4,133	3,913
	BlackRock Inc.	3.250%	4/30/29	9,494	8,771
	BlackRock Inc.	2.400%	4/30/30	14,976	12,786
	BlackRock Inc.	1.900%	1/28/31	12,630	10,220
	BlackRock Inc.	2.100%	2/25/32	13,489	10,839

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Blackstone Private Credit Fund	7.050%	9/29/25	1,645	1,630
	Blackstone Private Credit Fund	2.625%	12/15/26	7,476	6,191
	Blackstone Private Credit Fund	3.250%	3/15/27	11,785	9,932
	Blackstone Secured Lending Fund	3.625%	1/15/26	9,910	9,118
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,100	6,218
	Blackstone Secured Lending Fund	2.850%	9/30/28	3,563	2,781
[4]	BNP Paribas SA	4.250%	10/15/24	2,818	2,752
	BPCE SA	4.000%	4/15/24	22,695	22,308
[4]	BPCE SA	3.375%	12/2/26	5,440	5,101
	Brighthouse Financial Inc.	5.625%	5/15/30	8,498	8,085
	Brighthouse Financial Inc.	4.700%	6/22/47	6,626	4,883
	Brighthouse Financial Inc.	3.850%	12/22/51	8,355	5,308
	Brookfield Corp.	4.000%	1/15/25	8,076	7,889
	Brookfield Finance Inc.	4.000%	4/1/24	11,374	11,177
	Brookfield Finance Inc.	4.250%	6/2/26	2,500	2,410
	Brookfield Finance Inc.	3.900%	1/25/28	7,584	6,974
	Brookfield Finance Inc.	4.850%	3/29/29	22,752	21,729
	Brookfield Finance Inc.	4.350%	4/15/30	12,165	11,028
	Brookfield Finance Inc.	2.724%	4/15/31	7,650	6,123
	Brookfield Finance Inc.	4.700%	9/20/47	9,312	7,446
	Brookfield Finance Inc.	3.500%	3/30/51	5,305	3,385
	Brookfield Finance Inc.	3.625%	2/15/52	7,058	4,607
	Brookfield Finance LLC	3.450%	4/15/50	9,516	6,034
	Brown & Brown Inc.	4.200%	9/15/24	5,565	5,461
	Brown & Brown Inc.	4.500%	3/15/29	8,181	7,554
	Brown & Brown Inc.	2.375%	3/15/31	16,410	12,511
	Brown & Brown Inc.	4.200%	3/17/32	4,000	3,466
	Brown & Brown Inc.	4.950%	3/17/52	9,255	7,563
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	15,523	15,148
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,737	4,416
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,264	14,404
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	12,065	11,579
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	939	843
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	20,993	18,454
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	10,515	9,885
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	20,025	17,662
	Capital One Financial Corp.	2.600%	5/11/23	11,902	11,802
	Capital One Financial Corp.	3.900%	1/29/24	10,932	10,794
	Capital One Financial Corp.	3.750%	4/24/24	10,313	10,121
	Capital One Financial Corp.	3.300%	10/30/24	22,879	22,081
	Capital One Financial Corp.	3.200%	2/5/25	14,199	13,673
	Capital One Financial Corp.	4.250%	4/30/25	10,017	9,829
	Capital One Financial Corp.	4.200%	10/29/25	20,331	19,651
	Capital One Financial Corp.	2.636%	3/3/26	16,746	15,701
	Capital One Financial Corp.	3.750%	7/28/26	39,616	37,400
	Capital One Financial Corp.	3.750%	3/9/27	41,103	39,032
	Capital One Financial Corp.	3.650%	5/11/27	10,613	9,991
	Capital One Financial Corp.	1.878%	11/2/27	3,208	2,805
	Capital One Financial Corp.	3.800%	1/31/28	29,458	27,594
	Capital One Financial Corp.	3.273%	3/1/30	12,595	10,793
	Capital One Financial Corp.	2.618%	11/2/32	8,008	6,163
[4]	Capital One NA	2.280%	1/28/26	987	923
	Cboe Global Markets Inc.	3.650%	1/12/27	16,846	16,118
	Cboe Global Markets Inc.	1.625%	12/15/30	7,000	5,446
	Charles Schwab Corp.	3.550%	2/1/24	11,562	11,394
	Charles Schwab Corp.	0.750%	3/18/24	1,456	1,384
	Charles Schwab Corp.	3.750%	4/1/24	631	621
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.000%	3/10/25	1,921	1,846
	Charles Schwab Corp.	4.200%	3/24/25	7,450	7,368
	Charles Schwab Corp.	3.625%	4/1/25	8,080	7,869
	Charles Schwab Corp.	3.850%	5/21/25	7,317	7,145
	Charles Schwab Corp.	3.450%	2/13/26	7,765	7,514
	Charles Schwab Corp.	0.900%	3/11/26	21,342	18,906
	Charles Schwab Corp.	1.150%	5/13/26	19,545	17,375
	Charles Schwab Corp.	3.200%	3/2/27	14,081	13,246
	Charles Schwab Corp.	2.450%	3/3/27	18,229	16,661
	Charles Schwab Corp.	3.300%	4/1/27	24,207	22,925
	Charles Schwab Corp.	3.200%	1/25/28	7,671	7,153
	Charles Schwab Corp.	2.000%	3/20/28	2,330	2,045
	Charles Schwab Corp.	4.000%	2/1/29	9,533	9,069
	Charles Schwab Corp.	3.250%	5/22/29	9,867	8,938
	Charles Schwab Corp.	2.750%	10/1/29	10,285	8,955
	Charles Schwab Corp.	1.650%	3/11/31	14,990	11,659
	Charles Schwab Corp.	2.300%	5/13/31	16,662	13,613
	Charles Schwab Corp.	1.950%	12/1/31	12,223	9,582
	Charles Schwab Corp.	2.900%	3/3/32	15,656	13,303
	Chubb Corp.	6.000%	5/11/37	6,025	6,393
[4]	Chubb Corp.	6.500%	5/15/38	6,217	6,921
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,378	7,220
	Chubb INA Holdings Inc.	3.150%	3/15/25	17,340	16,740
	Chubb INA Holdings Inc.	3.350%	5/3/26	22,580	21,638
	Chubb INA Holdings Inc.	1.375%	9/15/30	18,049	14,020
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,450	2,709
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,108	4,299
	Chubb INA Holdings Inc.	4.350%	11/3/45	32,352	28,076
	Chubb INA Holdings Inc.	2.850%	12/15/51	4,955	3,326
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,155	2,055
	CI Financial Corp.	3.200%	12/17/30	11,199	8,511
	CI Financial Corp.	4.100%	6/15/51	12,502	7,422
[4]	Cincinnati Financial Corp.	6.920%	5/15/28	4,381	4,668
	Cincinnati Financial Corp.	6.125%	11/1/34	3,385	3,484
[4]	Citibank NA	3.650%	1/23/24	5,657	5,581
	Citigroup Inc.	3.500%	5/15/23	20,833	20,725
[4]	Citigroup Inc.	1.678%	5/15/24	32,794	32,329
	Citigroup Inc.	3.750%	6/16/24	22,223	21,861
	Citigroup Inc.	4.000%	8/5/24	19,933	19,632
	Citigroup Inc.	0.776%	10/30/24	75	72
	Citigroup Inc.	3.875%	3/26/25	16,565	16,120
[4]	Citigroup Inc.	3.352%	4/24/25	36,009	34,909
	Citigroup Inc.	3.300%	4/27/25	7,612	7,364
	Citigroup Inc.	0.981%	5/1/25	18,422	17,245
	Citigroup Inc.	4.140%	5/24/25	6,985	6,878
	Citigroup Inc.	4.400%	6/10/25	51,277	50,332
	Citigroup Inc.	5.500%	9/13/25	21,641	21,764
	Citigroup Inc.	1.281%	11/3/25	5,305	4,887
	Citigroup Inc.	3.700%	1/12/26	26,669	25,661
	Citigroup Inc.	2.014%	1/25/26	19,030	17,621
	Citigroup Inc.	4.600%	3/9/26	30,465	29,977
	Citigroup Inc.	3.290%	3/17/26	16,465	15,653
[4]	Citigroup Inc.	3.106%	4/8/26	51,051	48,286
	Citigroup Inc.	3.400%	5/1/26	16,300	15,475
	Citigroup Inc.	5.610%	9/29/26	15,280	15,322
	Citigroup Inc.	3.200%	10/21/26	68,757	63,735
	Citigroup Inc.	4.300%	11/20/26	5,733	5,533
	Citigroup Inc.	1.462%	6/9/27	2,303	1,999
	Citigroup Inc.	4.450%	9/29/27	69,133	66,035
[4]	Citigroup Inc.	3.887%	1/10/28	65,020	60,769
[4]	Citigroup Inc.	3.070%	2/24/28	1,287	1,161
	Citigroup Inc.	4.658%	5/24/28	5,400	5,221
[4]	Citigroup Inc.	3.668%	7/24/28	49,056	45,054
	Citigroup Inc.	4.125%	7/25/28	11,958	11,149
[4]	Citigroup Inc.	3.520%	10/27/28	28,906	26,327
[4]	Citigroup Inc.	4.075%	4/23/29	19,263	17,764
[4]	Citigroup Inc.	3.980%	3/20/30	21,655	19,555

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Inc.	2.976%	11/5/30	20,061	16,863
[4]	Citigroup Inc.	2.666%	1/29/31	30,896	25,348
[4]	Citigroup Inc.	4.412%	3/31/31	61,834	56,837
[4]	Citigroup Inc.	2.572%	6/3/31	21,145	17,103
	Citigroup Inc.	2.561%	5/1/32	1,426	1,126
	Citigroup Inc.	6.625%	6/15/32	8,643	9,078
	Citigroup Inc.	2.520%	11/3/32	38,345	29,772
	Citigroup Inc.	3.057%	1/25/33	37,885	30,590
	Citigroup Inc.	5.875%	2/22/33	5,077	5,034
	Citigroup Inc.	3.785%	3/17/33	73,590	63,115
	Citigroup Inc.	4.910%	5/24/33	8,325	7,804
	Citigroup Inc.	6.000%	10/31/33	13,111	13,185
	Citigroup Inc.	6.270%	11/17/33	33,480	34,550
	Citigroup Inc.	6.125%	8/25/36	14,933	14,954
[4]	Citigroup Inc.	3.878%	1/24/39	24,409	20,201
	Citigroup Inc.	8.125%	7/15/39	26,906	33,072
[4]	Citigroup Inc.	5.316%	3/26/41	13,415	12,925
	Citigroup Inc.	5.875%	1/30/42	6,355	6,408
	Citigroup Inc.	2.904%	11/3/42	5,865	4,080
	Citigroup Inc.	6.675%	9/13/43	7,110	7,693
	Citigroup Inc.	4.950%	11/7/43	5,019	4,014
	Citigroup Inc.	5.300%	5/6/44	22,434	20,216
	Citigroup Inc.	4.650%	7/30/45	11,793	10,152
	Citigroup Inc.	4.750%	5/18/46	40,614	33,598
[4]	Citigroup Inc.	4.281%	4/24/48	13,060	10,702
	Citigroup Inc.	4.650%	7/23/48	20,905	18,177
	Citizens Bank NA	6.064%	10/24/25	9,030	9,124
[4]	Citizens Bank NA	3.750%	2/18/26	7,390	7,083
	Citizens Bank NA	4.575%	8/9/28	8,455	8,157
	Citizens Financial Group Inc.	2.850%	7/27/26	33,368	30,882
	Citizens Financial Group Inc.	2.500%	2/6/30	6,547	5,265
	Citizens Financial Group Inc.	3.250%	4/30/30	4,901	4,260
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	4,805
	Citizens Financial Group Inc.	2.638%	9/30/32	12,893	9,520
	CME Group Inc.	3.000%	3/15/25	11,858	11,469
	CME Group Inc.	3.750%	6/15/28	1,508	1,454
	CME Group Inc.	2.650%	3/15/32	2,395	2,008
	CME Group Inc.	5.300%	9/15/43	12,882	13,264
	CME Group Inc.	4.150%	6/15/48	9,860	8,804
	CNA Financial Corp.	3.950%	5/15/24	6,962	6,842
	CNA Financial Corp.	4.500%	3/1/26	4,544	4,484
	CNA Financial Corp.	3.450%	8/15/27	9,915	9,201
	CNA Financial Corp.	3.900%	5/1/29	3,321	3,036
	CNA Financial Corp.	2.050%	8/15/30	4,902	3,862
	CNO Financial Group Inc.	5.250%	5/30/29	8,402	7,989
[4]	Comerica Bank	2.500%	7/23/24	2,653	2,547
[4]	Comerica Bank	4.000%	7/27/25	3,261	3,157
	Comerica Inc.	4.000%	2/1/29	2,529	2,367
	Cooperatieve Rabobank UA	0.375%	1/12/24	15,875	15,127
	Cooperatieve Rabobank UA	3.875%	8/22/24	9,000	8,844
	Cooperatieve Rabobank UA	1.375%	1/10/25	8,715	8,156
[4]	Cooperatieve Rabobank UA	3.375%	5/21/25	23,990	23,261
	Cooperatieve Rabobank UA	4.375%	8/4/25	17,082	16,668
[4]	Cooperatieve Rabobank UA	3.750%	7/21/26	19,258	18,137
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	14,226	14,397
	Cooperatieve Rabobank UA	5.750%	12/1/43	16,314	15,613
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,036	17,164
[7]	Corebridge Financial Inc.	3.500%	4/4/25	12,600	12,077
[7]	Corebridge Financial Inc.	3.650%	4/5/27	11,825	11,016
[7]	Corebridge Financial Inc.	3.850%	4/5/29	13,495	12,294
[7]	Corebridge Financial Inc.	3.900%	4/5/32	14,970	13,112
[7]	Corebridge Financial Inc.	4.350%	4/5/42	8,165	6,677
	Credit Suisse AG	1.000%	5/5/23	27,084	26,519
	Credit Suisse AG	0.495%	2/2/24	5,444	5,054
	Credit Suisse AG	4.750%	8/9/24	5,301	5,064
[4]	Credit Suisse AG	3.625%	9/9/24	25,025	23,356
	Credit Suisse AG	3.700%	2/21/25	300	276
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse Group AG	3.750%	3/26/25	66,484	60,039
	Credit Suisse Group AG	4.550%	4/17/26	15,469	13,763
[7]	Credit Suisse Group AG	4.282%	1/9/28	20,250	16,852
[7]	Credit Suisse Group AG	4.194%	4/1/31	3,250	2,535
	Credit Suisse Group AG	4.875%	5/15/45	25,026	17,209
	Credit Suisse USA Inc.	7.125%	7/15/32	14,739	14,890
[4]	Deutsche Bank AG	3.700%	5/30/24	30,745	29,840
	Deutsche Bank AG	3.700%	5/30/24	949	933
	Deutsche Bank AG	1.447%	4/1/25	6,163	5,727
	Deutsche Bank AG	4.500%	4/1/25	20,548	19,559
[4]	Deutsche Bank AG	3.961%	11/26/25	1,350	1,291
[4]	Deutsche Bank AG	4.100%	1/13/26	10,509	10,042
	Deutsche Bank AG	6.119%	7/14/26	35,642	35,459
	Deutsche Bank AG	2.129%	11/24/26	16,135	14,233
	Deutsche Bank AG	2.311%	11/16/27	14,390	12,225
	Deutsche Bank AG	2.552%	1/7/28	6,856	5,837
	Deutsche Bank AG	5.882%	7/8/31	2,897	2,515
	Deutsche Bank AG	3.729%	1/14/32	17,454	12,855
	Deutsche Bank AG	4.875%	12/1/32	16,075	13,422
	Deutsche Bank AG	3.742%	1/7/33	15,209	10,888
	Discover Bank	2.450%	9/12/24	16,491	15,669
[4]	Discover Bank	4.250%	3/13/26	12,805	12,248
[4]	Discover Bank	3.450%	7/27/26	18,563	17,098
[4]	Discover Bank	4.650%	9/13/28	15,997	14,990
[4]	Discover Bank	2.700%	2/6/30	4,151	3,324
	Discover Financial Services	3.950%	11/6/24	7,685	7,482
	Discover Financial Services	3.750%	3/4/25	10,684	10,289
	Discover Financial Services	4.500%	1/30/26	17,848	17,295
	Discover Financial Services	4.100%	2/9/27	33,292	31,334
	Eaton Vance Corp.	3.500%	4/6/27	4,605	4,288
	Enstar Group Ltd.	4.950%	6/1/29	12,069	11,025
	Enstar Group Ltd.	3.100%	9/1/31	6,629	4,840
	Equitable Holdings Inc.	7.000%	4/1/28	4,455	4,781
	Equitable Holdings Inc.	4.350%	4/20/28	18,186	17,308
	Equitable Holdings Inc.	5.000%	4/20/48	25,492	22,381
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,775	4,063
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	13,310	8,937
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,620	7,842
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,982	10,407
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,643	6,037
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	2,605	2,124
[7]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	9,600	9,015
	Fidelity National Financial Inc.	4.500%	8/15/28	8,000	7,596
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	10,461
	Fidelity National Financial Inc.	2.450%	3/15/31	8,833	6,693
	Fidelity National Financial Inc.	3.200%	9/17/51	11,000	6,426
	Fifth Third Bancorp	1.625%	5/5/23	2,686	2,655
	Fifth Third Bancorp	4.300%	1/16/24	15,040	14,896
	Fifth Third Bancorp	3.650%	1/25/24	42,964	42,332
	Fifth Third Bancorp	2.375%	1/28/25	25,321	24,014
	Fifth Third Bancorp	2.550%	5/5/27	13,032	11,730
	Fifth Third Bancorp	1.707%	11/1/27	7,727	6,820
	Fifth Third Bancorp	3.950%	3/14/28	15,929	15,220
	Fifth Third Bancorp	4.055%	4/25/28	3,182	3,022
	Fifth Third Bancorp	4.772%	7/28/30	6,481	6,172
	Fifth Third Bancorp	8.250%	3/1/38	14,331	17,689
[4]	Fifth Third Bank NA	3.950%	7/28/25	13,054	12,843
	Fifth Third Bank NA	5.852%	10/27/25	10,555	10,653
[4]	Fifth Third Bank NA	3.850%	3/15/26	13,841	13,213
[4]	Fifth Third Bank NA	2.250%	2/1/27	7,425	6,697
	First American Financial Corp.	4.600%	11/15/24	5,505	5,419
	First American Financial Corp.	4.000%	5/15/30	200	169
	First American Financial Corp.	2.400%	8/15/31	9,888	7,229
	First Horizon Corp.	4.000%	5/26/25	4,865	4,729

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	First Republic Bank	4.375%	8/1/46	4,385	3,329
[4]	First Republic Bank	4.625%	2/13/47	5,244	4,117
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	7,416	7,566
	Franklin BSP Lending Corp.	3.250%	3/30/26	4,175	3,647
	Franklin Resources Inc.	2.850%	3/30/25	6,262	5,968
	Franklin Resources Inc.	1.600%	10/30/30	6,721	5,167
	Franklin Resources Inc.	2.950%	8/12/51	6,178	3,842
	FS KKR Capital Corp.	4.625%	7/15/24	8,124	7,864
	FS KKR Capital Corp.	4.125%	2/1/25	7,026	6,603
	FS KKR Capital Corp.	3.400%	1/15/26	15,078	13,390
	FS KKR Capital Corp.	2.625%	1/15/27	5,571	4,657
	FS KKR Capital Corp.	3.125%	10/12/28	4,440	3,591
	GATX Corp.	4.350%	2/15/24	129	127
	GATX Corp.	3.250%	3/30/25	5,106	4,870
	GATX Corp.	3.250%	9/15/26	3,315	3,086
	GATX Corp.	3.850%	3/30/27	16,206	15,156
	GATX Corp.	3.500%	3/15/28	7,278	6,591
	GATX Corp.	4.550%	11/7/28	6,050	5,739
	GATX Corp.	4.700%	4/1/29	3,859	3,678
	GATX Corp.	4.000%	6/30/30	4,398	3,911
	GATX Corp.	1.900%	6/1/31	6,000	4,470
	GATX Corp.	3.500%	6/1/32	3,000	2,492
	GATX Corp.	5.200%	3/15/44	1,331	1,150
	GATX Corp.	4.500%	3/30/45	1,952	1,510
	GATX Corp.	3.100%	6/1/51	7,242	4,351
	GE Capital Funding LLC	3.450%	5/15/25	17,761	17,064
	GE Capital Funding LLC	4.550%	5/15/32	8,364	7,938
	Globe Life Inc.	4.550%	9/15/28	6,367	6,188
	Globe Life Inc.	2.150%	8/15/30	6,660	5,245
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,575	3,441
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	7,575
	Goldman Sachs Capital I	6.345%	2/15/34	13,412	13,879
	Goldman Sachs Group Inc.	3.625%	2/20/24	25,691	25,255
	Goldman Sachs Group Inc.	4.000%	3/3/24	53,156	52,480
	Goldman Sachs Group Inc.	0.673%	3/8/24	65	64
	Goldman Sachs Group Inc.	3.000%	3/15/24	30,962	30,193
[4]	Goldman Sachs Group Inc.	3.850%	7/8/24	12,662	12,422
	Goldman Sachs Group Inc.	0.925%	10/21/24	50	48
	Goldman Sachs Group Inc.	3.500%	1/23/25	41,809	40,454
	Goldman Sachs Group Inc.	1.757%	1/24/25	36,346	34,784
	Goldman Sachs Group Inc.	3.500%	4/1/25	8,523	8,205
	Goldman Sachs Group Inc.	3.750%	5/22/25	25,979	25,149
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	63,434	61,002
	Goldman Sachs Group Inc.	4.250%	10/21/25	21,695	21,221
	Goldman Sachs Group Inc.	3.750%	2/25/26	35,606	34,315
	Goldman Sachs Group Inc.	3.500%	11/16/26	52,477	49,298
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,063	17,712
	Goldman Sachs Group Inc.	5.950%	1/15/27	21,781	22,358
	Goldman Sachs Group Inc.	3.850%	1/26/27	41,235	39,262
	Goldman Sachs Group Inc.	1.431%	3/9/27	9,085	7,949
	Goldman Sachs Group Inc.	4.387%	6/15/27	920	887
	Goldman Sachs Group Inc.	1.542%	9/10/27	7,910	6,833
	Goldman Sachs Group Inc.	1.948%	10/21/27	33,052	28,845
	Goldman Sachs Group Inc.	2.640%	2/24/28	27,070	24,085
	Goldman Sachs Group Inc.	3.615%	3/15/28	32,920	30,566
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	36,444	33,855
	Goldman Sachs Group Inc.	4.482%	8/23/28	10,340	9,890
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	86,268	78,486
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	23,437	21,830
	Goldman Sachs Group Inc.	2.600%	2/7/30	6,378	5,324
	Goldman Sachs Group Inc.	3.800%	3/15/30	73,295	65,775
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,114	19,879
	Goldman Sachs Group Inc.	2.615%	4/22/32	66,960	53,362
	Goldman Sachs Group Inc.	2.383%	7/21/32	25,821	20,016
	Goldman Sachs Group Inc.	2.650%	10/21/32	41,164	32,492
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,762	3,909
	Goldman Sachs Group Inc.	3.102%	2/24/33	103,114	84,083
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.450%	5/1/36	21,179	22,099
	Goldman Sachs Group Inc.	6.750%	10/1/37	51,925	55,303
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	60,501	49,621
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	57,660	49,718
	Goldman Sachs Group Inc.	6.250%	2/1/41	18,403	19,179
	Goldman Sachs Group Inc.	3.210%	4/22/42	30,478	21,938
	Goldman Sachs Group Inc.	3.436%	2/24/43	7,291	5,373
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,140	22,210
	Goldman Sachs Group Inc.	5.150%	5/22/45	36,324	32,853
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,257	2,860
	Golub Capital BDC Inc.	3.375%	4/15/24	8,988	8,621
	Golub Capital BDC Inc.	2.500%	8/24/26	2,762	2,347
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,507	6,341
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,000	1,539
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	5,320
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	4,510
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	5,939
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,465	5,908
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,500	2,073
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	12,743
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,400	3,403
[4]	HSBC Bank USA NA	5.875%	11/1/34	2,603	2,462
[4]	HSBC Bank USA NA	5.625%	8/15/35	330	315
[4]	HSBC Bank USA NA	7.000%	1/15/39	9,259	9,997
	HSBC Holdings plc	4.250%	3/14/24	36,338	35,708
[4]	HSBC Holdings plc	3.950%	5/18/24	22,080	21,891
[4]	HSBC Holdings plc	3.803%	3/11/25	32,129	31,292
	HSBC Holdings plc	0.976%	5/24/25	1,667	1,542
	HSBC Holdings plc	4.250%	8/18/25	2,762	2,659
[4]	HSBC Holdings plc	2.633%	11/7/25	30,592	28,816
	HSBC Holdings plc	4.180%	12/9/25	41,040	39,839
	HSBC Holdings plc	4.300%	3/8/26	46,113	44,622
	HSBC Holdings plc	2.999%	3/10/26	26,964	25,341
[4]	HSBC Holdings plc	1.645%	4/18/26	22,710	20,506
	HSBC Holdings plc	3.900%	5/25/26	53,157	50,699
[4]	HSBC Holdings plc	2.099%	6/4/26	88,886	81,025
[4]	HSBC Holdings plc	4.292%	9/12/26	57,981	55,633
	HSBC Holdings plc	7.336%	11/3/26	15,850	16,485
	HSBC Holdings plc	4.375%	11/23/26	21,271	20,445
	HSBC Holdings plc	1.589%	5/24/27	26,276	22,645
	HSBC Holdings plc	2.251%	11/22/27	31,440	27,235
[4]	HSBC Holdings plc	4.041%	3/13/28	31,087	28,671
	HSBC Holdings plc	4.755%	6/9/28	45,821	43,389
	HSBC Holdings plc	5.210%	8/11/28	22,830	21,985
[4]	HSBC Holdings plc	2.013%	9/22/28	57,129	47,678
	HSBC Holdings plc	7.390%	11/3/28	20,145	21,143
[4]	HSBC Holdings plc	4.583%	6/19/29	30,077	27,652
	HSBC Holdings plc	2.206%	8/17/29	22,715	18,346
	HSBC Holdings plc	4.950%	3/31/30	14,556	13,903
[4]	HSBC Holdings plc	3.973%	5/22/30	40,172	35,109
[4]	HSBC Holdings plc	2.848%	6/4/31	17,654	14,111
[4]	HSBC Holdings plc	2.357%	8/18/31	17,624	13,501
[4]	HSBC Holdings plc	7.625%	5/17/32	8,260	8,281
	HSBC Holdings plc	2.804%	5/24/32	32,444	25,044
	HSBC Holdings plc	2.871%	11/22/32	40,852	31,283
[4]	HSBC Holdings plc	7.350%	11/27/32	2,040	1,938
	HSBC Holdings plc	4.762%	3/29/33	15,440	13,361
	HSBC Holdings plc	5.402%	8/11/33	10,540	9,791
	HSBC Holdings plc	8.113%	11/3/33	17,295	18,328
[4]	HSBC Holdings plc	6.500%	5/2/36	20,727	20,064
[4]	HSBC Holdings plc	6.500%	9/15/37	40,835	39,316

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	HSBC Holdings plc	6.800%	6/1/38	11,229	11,142
	HSBC Holdings plc	6.100%	1/14/42	7,403	7,731
	HSBC Holdings plc	5.250%	3/14/44	39,054	33,076
	HSBC USA Inc.	3.500%	6/23/24	11,988	11,670
	Huntington Bancshares Inc.	2.625%	8/6/24	5,364	5,151
	Huntington Bancshares Inc.	4.000%	5/15/25	6,243	6,086
	Huntington Bancshares Inc.	2.550%	2/4/30	17,060	14,033
	Huntington Bancshares Inc.	5.023%	5/17/33	8,125	7,716
	Huntington National Bank	5.699%	11/18/25	16,478	16,528
[4]	Huntington National Bank	4.270%	11/25/26	5,750	5,393
	Huntington National Bank	4.552%	5/17/28	19,520	18,818
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	7,900	7,508
	ING Groep NV	3.550%	4/9/24	17,122	16,754
	ING Groep NV	3.869%	3/28/26	9,700	9,311
	ING Groep NV	3.950%	3/29/27	20,143	19,001
	ING Groep NV	4.017%	3/28/28	4,640	4,333
	ING Groep NV	4.550%	10/2/28	13,405	12,796
	ING Groep NV	4.050%	4/9/29	3,955	3,642
	ING Groep NV	2.727%	4/1/32	5,078	4,035
	ING Groep NV	4.252%	3/28/33	12,433	10,989
	Intercontinental Exchange Inc.	3.650%	5/23/25	9,793	9,584
	Intercontinental Exchange Inc.	3.750%	12/1/25	16,233	15,806
	Intercontinental Exchange Inc.	3.100%	9/15/27	4,597	4,267
	Intercontinental Exchange Inc.	4.000%	9/15/27	6,406	6,188
	Intercontinental Exchange Inc.	3.750%	9/21/28	7,735	7,318
	Intercontinental Exchange Inc.	4.350%	6/15/29	6,253	6,049
	Intercontinental Exchange Inc.	2.100%	6/15/30	21,874	17,851
	Intercontinental Exchange Inc.	1.850%	9/15/32	33,686	25,346
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,390	22,435
	Intercontinental Exchange Inc.	2.650%	9/15/40	8,458	5,884
	Intercontinental Exchange Inc.	4.250%	9/21/48	13,434	11,250
	Intercontinental Exchange Inc.	3.000%	6/15/50	18,940	12,675
	Intercontinental Exchange Inc.	4.950%	6/15/52	19,400	18,001
	Intercontinental Exchange Inc.	3.000%	9/15/60	28,124	17,544
	Intercontinental Exchange Inc.	5.200%	6/15/62	10,907	10,353
	Invesco Finance plc	4.000%	1/30/24	13,599	13,490
	Invesco Finance plc	3.750%	1/15/26	2,346	2,252
	Invesco Finance plc	5.375%	11/30/43	10,862	10,088
	Jackson Financial Inc.	3.125%	11/23/31	6,042	4,658
	Jackson Financial Inc.	4.000%	11/23/51	7,789	4,961
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	3,950	3,886
	Jefferies Financial Group Inc.	4.850%	1/15/27	6,935	6,817
	Jefferies Financial Group Inc.	6.450%	6/8/27	2,473	2,563
	Jefferies Financial Group Inc.	4.150%	1/23/30	18,315	16,365
	Jefferies Financial Group Inc.	2.750%	10/15/32	910	683
	Jefferies Financial Group Inc.	6.250%	1/15/36	4,242	4,278
	Jefferies Financial Group Inc.	6.500%	1/20/43	5,559	5,428
	JPMorgan Chase & Co.	3.375%	5/1/23	33,659	33,488
	JPMorgan Chase & Co.	2.700%	5/18/23	7,853	7,782
	JPMorgan Chase & Co.	3.875%	2/1/24	24,242	23,961
	JPMorgan Chase & Co.	3.625%	5/13/24	33,443	32,882
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	14,853	14,608
	JPMorgan Chase & Co.	3.875%	9/10/24	64,977	63,560
	JPMorgan Chase & Co.	3.125%	1/23/25	28,703	27,706
	JPMorgan Chase & Co.	0.563%	2/16/25	725	684
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	41,155	40,000
	JPMorgan Chase & Co.	0.824%	6/1/25	7,611	7,099
	JPMorgan Chase & Co.	0.969%	6/23/25	17,046	15,895
	JPMorgan Chase & Co.	3.900%	7/15/25	51,628	50,518
	JPMorgan Chase & Co.	0.768%	8/9/25	7,937	7,322
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	29,794	28,046
	JPMorgan Chase & Co.	1.561%	12/10/25	26,234	24,274
	JPMorgan Chase & Co.	5.546%	12/15/25	20,855	20,856
	JPMorgan Chase & Co.	2.595%	2/24/26	27,489	25,856
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	1,536	1,422
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.300%	4/1/26	59,443	56,428
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	1,946	1,806
	JPMorgan Chase & Co.	4.080%	4/26/26	20,930	20,349
	JPMorgan Chase & Co.	3.200%	6/15/26	57,597	54,447
	JPMorgan Chase & Co.	2.950%	10/1/26	58,302	54,389
	JPMorgan Chase & Co.	7.625%	10/15/26	9,295	10,163
	JPMorgan Chase & Co.	1.045%	11/19/26	11,351	10,022
	JPMorgan Chase & Co.	4.125%	12/15/26	17,398	16,824
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	49,787	47,528
	JPMorgan Chase & Co.	1.040%	2/4/27	3,185	2,773
	JPMorgan Chase & Co.	1.578%	4/22/27	6,007	5,287
	JPMorgan Chase & Co.	8.000%	4/29/27	9,001	10,061
[4]	JPMorgan Chase & Co.	1.050%	6/28/27	225	189
	JPMorgan Chase & Co.	1.470%	9/22/27	19,560	16,907
	JPMorgan Chase & Co.	4.250%	10/1/27	16,867	16,225
	JPMorgan Chase & Co.	3.625%	12/1/27	16,171	15,016
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	78,557	73,479
	JPMorgan Chase & Co.	2.947%	2/24/28	1,730	1,566
	JPMorgan Chase & Co.	4.323%	4/26/28	27,930	26,626
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	25,450	23,446
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	12,925	11,283
	JPMorgan Chase & Co.	4.851%	7/25/28	17,866	17,442
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	45,555	41,319
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	25,412	23,540
	JPMorgan Chase & Co.	2.069%	6/1/29	34,252	28,604
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	35,487	33,054
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	25,836	24,288
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	50,060	44,801
	JPMorgan Chase & Co.	4.565%	6/14/30	750	708
[4]	JPMorgan Chase & Co.	8.750%	9/1/30	2,714	3,143
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	78,031	65,528
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	37,750	35,303
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	20,281	16,592
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	44,474	36,617
	JPMorgan Chase & Co.	1.764%	11/19/31	27,535	20,880
	JPMorgan Chase & Co.	1.953%	2/4/32	54,546	41,753
	JPMorgan Chase & Co.	2.580%	4/22/32	64,207	51,368
	JPMorgan Chase & Co.	2.545%	11/8/32	45,598	36,033
	JPMorgan Chase & Co.	2.963%	1/25/33	50,749	41,256
	JPMorgan Chase & Co.	4.586%	4/26/33	8,567	7,931
	JPMorgan Chase & Co.	4.912%	7/25/33	62,770	59,713
	JPMorgan Chase & Co.	5.717%	9/14/33	13,645	13,408
	JPMorgan Chase & Co.	6.400%	5/15/38	17,177	18,609
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	46,671	38,756
	JPMorgan Chase & Co.	5.500%	10/15/40	15,776	15,702
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	45,849	33,283
	JPMorgan Chase & Co.	5.600%	7/15/41	10,587	10,610
	JPMorgan Chase & Co.	2.525%	11/19/41	33,144	21,751
	JPMorgan Chase & Co.	5.400%	1/6/42	12,821	12,603
	JPMorgan Chase & Co.	3.157%	4/22/42	25,265	18,368
	JPMorgan Chase & Co.	5.625%	8/16/43	13,830	13,517
	JPMorgan Chase & Co.	4.850%	2/1/44	5,935	5,451
	JPMorgan Chase & Co.	4.950%	6/1/45	13,660	12,238
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	26,959	22,144
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	30,722	24,385
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	86,314	67,572
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	34,955	26,938
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	62,447	41,490
	JPMorgan Chase & Co.	3.328%	4/22/52	29,030	19,997
	Kemper Corp.	4.350%	2/15/25	2,647	2,576
	Kemper Corp.	2.400%	9/30/30	5,640	4,366
	Kemper Corp.	3.800%	2/23/32	5,175	4,319
[4]	KeyBank NA	3.300%	6/1/25	16,308	15,688
[4]	KeyBank NA	4.150%	8/8/25	7,975	7,799
[4]	KeyBank NA	3.400%	5/20/26	18,292	17,155
[4]	KeyBank NA	5.850%	11/15/27	5,850	6,021
[4]	KeyBank NA	4.390%	12/14/27	2,155	2,069

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	KeyBank NA	6.950%	2/1/28	3,723	3,913
[4]	KeyBank NA	4.900%	8/8/32	14,555	13,429
[4]	KeyCorp	4.150%	10/29/25	12,310	12,016
[4]	KeyCorp	2.250%	4/6/27	680	605
[4]	KeyCorp	4.100%	4/30/28	14,275	13,572
[4]	KeyCorp	2.550%	10/1/29	15,890	13,386
[4]	KeyCorp	4.789%	6/1/33	3,540	3,344
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,830	1,833
	Lazard Group LLC	3.750%	2/13/25	2,241	2,165
	Lazard Group LLC	3.625%	3/1/27	13,882	12,862
	Lazard Group LLC	4.500%	9/19/28	7,332	6,790
	Lazard Group LLC	4.375%	3/11/29	3,673	3,393
	Legg Mason Inc.	4.750%	3/15/26	5,010	5,016
	Legg Mason Inc.	5.625%	1/15/44	8,378	8,197
	Lincoln National Corp.	3.625%	12/12/26	11,014	10,342
	Lincoln National Corp.	3.800%	3/1/28	11,746	10,796
	Lincoln National Corp.	3.050%	1/15/30	9,613	7,939
	Lincoln National Corp.	3.400%	1/15/31	4,500	3,714
	Lincoln National Corp.	6.300%	10/9/37	4,329	4,249
	Lincoln National Corp.	7.000%	6/15/40	7,172	7,425
	Lincoln National Corp.	4.350%	3/1/48	2,021	1,516
	Lincoln National Corp.	4.375%	6/15/50	3,132	2,365
	Lloyds Bank plc	3.500%	5/14/25	433	418
	Lloyds Banking Group plc	4.050%	8/16/23	39,485	39,213
	Lloyds Banking Group plc	3.900%	3/12/24	11,500	11,287
	Lloyds Banking Group plc	4.500%	11/4/24	16,048	15,673
	Lloyds Banking Group plc	4.450%	5/8/25	10,309	10,104
[4]	Lloyds Banking Group plc	3.870%	7/9/25	14,168	13,731
	Lloyds Banking Group plc	4.582%	12/10/25	40,355	38,974
[4]	Lloyds Banking Group plc	2.438%	2/5/26	3,540	3,289
	Lloyds Banking Group plc	3.511%	3/18/26	7,265	6,907
	Lloyds Banking Group plc	4.650%	3/24/26	12,582	12,028
	Lloyds Banking Group plc	4.716%	8/11/26	5,200	5,080
	Lloyds Banking Group plc	3.750%	1/11/27	29,003	26,991
	Lloyds Banking Group plc	3.750%	3/18/28	2,130	1,964
	Lloyds Banking Group plc	4.375%	3/22/28	37,171	35,180
	Lloyds Banking Group plc	4.550%	8/16/28	17,264	16,141
[4]	Lloyds Banking Group plc	3.574%	11/7/28	46,682	41,982
	Lloyds Banking Group plc	4.976%	8/11/33	34,915	32,021
	Lloyds Banking Group plc	7.953%	11/15/33	7,275	7,710
	Lloyds Banking Group plc	5.300%	12/1/45	5,002	4,277
	Lloyds Banking Group plc	3.369%	12/14/46	10,080	6,586
	Lloyds Banking Group plc	4.344%	1/9/48	13,744	10,066
	Loews Corp.	3.750%	4/1/26	410	396
	Loews Corp.	3.200%	5/15/30	9,220	8,131
	Loews Corp.	6.000%	2/1/35	6,143	6,288
	Loews Corp.	4.125%	5/15/43	7,362	5,979
	M&T Bank Corp.	4.000%	7/15/24	3,940	3,862
	M&T Bank Corp.	4.553%	8/16/28	12,000	11,617
	Main Street Capital Corp.	5.200%	5/1/24	4,406	4,339
	Main Street Capital Corp.	3.000%	7/14/26	8,135	7,017
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,777	13,194
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,200	6,239
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,627	4,222
	Manulife Financial Corp.	4.150%	3/4/26	17,840	17,368
[4]	Manulife Financial Corp.	4.061%	2/24/32	10,400	9,476
	Manulife Financial Corp.	3.703%	3/16/32	6,340	5,633
	Manulife Financial Corp.	5.375%	3/4/46	10,728	10,347
	Markel Corp.	3.500%	11/1/27	6,995	6,448
	Markel Corp.	3.350%	9/17/29	3,825	3,317
	Markel Corp.	5.000%	4/5/46	6,438	5,597
	Markel Corp.	4.300%	11/1/47	5,483	4,291
	Markel Corp.	5.000%	5/20/49	4,981	4,364
	Markel Corp.	4.150%	9/17/50	6,850	5,233
	Markel Corp.	3.450%	5/7/52	8,250	5,550
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	5,990
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	24,187	23,851
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	6,070	5,944
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,714	12,344
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,684	7,453
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,635	16,079
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	9,250	7,566
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,736	4,986
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	21,883	20,143
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	5,593	4,706
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	5,645	4,666
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,420	9,695
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	445	286
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	4,000	4,466
	Mastercard Inc.	3.375%	4/1/24	19,707	19,349
	Mastercard Inc.	2.000%	3/3/25	14,392	13,637
	Mastercard Inc.	2.950%	11/21/26	22,890	21,599
	Mastercard Inc.	3.300%	3/26/27	16,799	16,010
	Mastercard Inc.	3.500%	2/26/28	5,926	5,627
	Mastercard Inc.	2.950%	6/1/29	14,540	13,127
	Mastercard Inc.	3.350%	3/26/30	20,516	18,798
	Mastercard Inc.	1.900%	3/15/31	4,950	4,020
	Mastercard Inc.	2.000%	11/18/31	16,176	13,037
	Mastercard Inc.	3.800%	11/21/46	9,403	7,887
	Mastercard Inc.	3.950%	2/26/48	9,013	7,720
	Mastercard Inc.	3.650%	6/1/49	11,961	9,747
	Mastercard Inc.	3.850%	3/26/50	20,537	17,223
	Mastercard Inc.	2.950%	3/15/51	7,169	5,097
	Mercury General Corp.	4.400%	3/15/27	4,945	4,637
[4]	MetLife Inc.	4.368%	9/15/23	13,030	12,973
	MetLife Inc.	3.600%	4/10/24	15,889	15,606
	MetLife Inc.	3.000%	3/1/25	16,495	15,886
	MetLife Inc.	3.600%	11/13/25	9,432	9,170
	MetLife Inc.	4.550%	3/23/30	31,741	31,258
	MetLife Inc.	6.375%	6/15/34	4,679	5,198
[4]	MetLife Inc.	6.400%	12/15/36	12,587	12,241
[4]	MetLife Inc.	10.750%	8/1/39	1,035	1,383
	MetLife Inc.	5.875%	2/6/41	22,749	23,413
	MetLife Inc.	4.125%	8/13/42	20,513	17,394
	MetLife Inc.	4.875%	11/13/43	11,668	10,844
	MetLife Inc.	4.721%	12/15/44	12,880	11,666
	MetLife Inc.	4.050%	3/1/45	8,900	7,425
	MetLife Inc.	4.600%	5/13/46	1,946	1,761
	MetLife Inc.	5.000%	7/15/52	17,810	17,090
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,852	3,775
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,010	24,456
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	15,945	15,338
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	21,322	19,963
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,599	35,621
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	15,489	14,066
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	11,006	10,887
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	14,440	14,348
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	4,140	3,991
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	15,124	13,835
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	57,896	54,823
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	11,150	9,681

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,783	24,639
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	19,975	17,601
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,229	15,329
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	10,000	9,422
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	11,765	11,485
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	6,670	6,253
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	12,365	12,251
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	21,958	20,262
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	24,654	21,589
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,070	27,372
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,100	7,970
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	27,101	20,897
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	6,611	5,151
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	20,265	16,134
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	8,475	7,627
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	11,135	10,645
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,619	3,136
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	4,120	3,509
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	21,102	17,089
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	29,315	27,934
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	16,790	15,851
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	2,542	2,340
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,618	2,432
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,718	24,859
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,533	9,167
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,971	19,767
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,600	16,241
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	32,475	27,770
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,420	4,525
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,607	4,379
[4]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,761	1,344
	Mizuho Financial Group Inc.	2.172%	5/22/32	25,440	19,347
[4]	Morgan Stanley	4.100%	5/22/23	27,812	27,712
[4]	Morgan Stanley	0.529%	1/25/24	250	248
[4]	Morgan Stanley	3.875%	4/29/24	46,731	46,018
[4]	Morgan Stanley	3.700%	10/23/24	39,469	38,553
[4]	Morgan Stanley	0.791%	1/22/25	24,539	23,239
	Morgan Stanley	3.620%	4/17/25	16,913	16,497
	Morgan Stanley	0.790%	5/30/25	42,688	39,775
[4]	Morgan Stanley	2.720%	7/22/25	12,797	12,242
[4]	Morgan Stanley	4.000%	7/23/25	57,470	56,160
[4]	Morgan Stanley	0.864%	10/21/25	991	911
[4]	Morgan Stanley	1.164%	10/21/25	21,383	19,675
	Morgan Stanley	5.000%	11/24/25	29,639	29,543
[4]	Morgan Stanley	3.875%	1/27/26	44,560	43,153
	Morgan Stanley	2.630%	2/18/26	9,097	8,549
[4]	Morgan Stanley	2.188%	4/28/26	12,002	11,138
	Morgan Stanley	4.679%	7/17/26	6,408	6,304
[4]	Morgan Stanley	3.125%	7/27/26	38,147	35,587
[4]	Morgan Stanley	6.250%	8/9/26	23,655	24,629
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley	4.350%	9/8/26	51,779	50,328
	Morgan Stanley	6.138%	10/16/26	18,210	18,623
	Morgan Stanley	0.985%	12/10/26	13,505	11,852
	Morgan Stanley	3.625%	1/20/27	41,479	39,157
	Morgan Stanley	3.950%	4/23/27	50,778	48,048
	Morgan Stanley	1.593%	5/4/27	57,377	50,370
[4]	Morgan Stanley	1.512%	7/20/27	23,090	20,053
	Morgan Stanley	2.475%	1/21/28	10,894	9,678
	Morgan Stanley	4.210%	4/20/28	22,055	20,949
[4]	Morgan Stanley	3.591%	7/22/28	55,913	51,392
	Morgan Stanley	6.296%	10/18/28	21,022	21,669
[4]	Morgan Stanley	3.772%	1/24/29	16,069	14,707
[4]	Morgan Stanley	4.431%	1/23/30	35,533	33,173
[4]	Morgan Stanley	2.699%	1/22/31	72,725	60,186
[4]	Morgan Stanley	3.622%	4/1/31	61,565	53,857
[4]	Morgan Stanley	1.794%	2/13/32	60,723	45,515
	Morgan Stanley	7.250%	4/1/32	16,335	18,345
[4]	Morgan Stanley	1.928%	4/28/32	26,386	19,936
[4]	Morgan Stanley	2.239%	7/21/32	53,800	41,220
[4]	Morgan Stanley	2.511%	10/20/32	16,915	13,221
	Morgan Stanley	2.943%	1/21/33	35,605	28,877
	Morgan Stanley	4.889%	7/20/33	10,038	9,427
	Morgan Stanley	6.342%	10/18/33	38,740	40,529
	Morgan Stanley	2.484%	9/16/36	27,321	19,929
	Morgan Stanley	5.297%	4/20/37	16,875	15,441
[4]	Morgan Stanley	3.971%	7/22/38	28,548	23,971
[4]	Morgan Stanley	4.457%	4/22/39	25,523	22,413
	Morgan Stanley	3.217%	4/22/42	10,167	7,511
	Morgan Stanley	6.375%	7/24/42	36,078	39,305
	Morgan Stanley	4.300%	1/27/45	49,032	41,684
	Morgan Stanley	4.375%	1/22/47	8,447	7,201
[4]	Morgan Stanley	5.597%	3/24/51	19,281	19,257
[4]	Morgan Stanley	2.802%	1/25/52	30,768	19,107
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	7,801	7,399
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	5,288	5,150
[4]	Munich Re America Corp.	7.450%	12/15/26	2,450	2,648
	Nasdaq Inc.	3.850%	6/30/26	9,795	9,454
	Nasdaq Inc.	1.650%	1/15/31	9,750	7,459
	Nasdaq Inc.	2.500%	12/21/40	10,270	6,663
	Nasdaq Inc.	3.250%	4/28/50	8,936	6,029
	Nasdaq Inc.	3.950%	3/7/52	5,500	4,209
	National Australia Bank Ltd.	5.132%	11/22/24	6,000	6,016
	National Australia Bank Ltd.	3.375%	1/14/26	9,551	9,125
[4]	National Australia Bank Ltd.	2.500%	7/12/26	23,940	22,055
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,339	1,282
[4]	NatWest Group plc	2.359%	5/22/24	6,531	6,438
[4]	NatWest Group plc	4.269%	3/22/25	10,319	10,078
	NatWest Group plc	4.800%	4/5/26	9,043	8,842
	NatWest Group plc	7.472%	11/10/26	11,650	12,131
	NatWest Group plc	1.642%	6/14/27	11,000	9,532
[4]	NatWest Group plc	3.073%	5/22/28	28,049	25,052
	NatWest Group plc	5.516%	9/30/28	5,100	5,050
[4]	NatWest Group plc	4.892%	5/18/29	41,232	38,867
[4]	NatWest Group plc	3.754%	11/1/29	5,879	5,455
[4]	NatWest Group plc	5.076%	1/27/30	45,926	43,211
[4]	NatWest Group plc	4.445%	5/8/30	7,840	7,118
[4]	NatWest Group plc	3.032%	11/28/35	21,719	16,023
	Nomura Holdings Inc.	2.648%	1/16/25	12,793	12,083
	Nomura Holdings Inc.	5.099%	7/3/25	5,680	5,622
	Nomura Holdings Inc.	1.851%	7/16/25	20,596	18,749
	Nomura Holdings Inc.	1.653%	7/14/26	17,565	15,330
	Nomura Holdings Inc.	2.329%	1/22/27	15,810	13,859
	Nomura Holdings Inc.	5.386%	7/6/27	9,500	9,373
	Nomura Holdings Inc.	2.172%	7/14/28	10,985	9,081

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	5.605%	7/6/29	10,265	10,069
	Nomura Holdings Inc.	3.103%	1/16/30	31,803	26,471
	Nomura Holdings Inc.	2.679%	7/16/30	4,200	3,360
	Nomura Holdings Inc.	2.608%	7/14/31	8,060	6,218
	Northern Trust Corp.	3.950%	10/30/25	13,071	12,801
	Northern Trust Corp.	3.650%	8/3/28	7,200	6,852
	Northern Trust Corp.	3.150%	5/3/29	11,149	10,120
	Northern Trust Corp.	1.950%	5/1/30	1,026	843
[4]	Northern Trust Corp.	3.375%	5/8/32	13,186	12,005
	Northern Trust Corp.	6.125%	11/2/32	3,338	3,529
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,697	3,511
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	9,393	8,047
	Old Republic International Corp.	4.875%	10/1/24	6,830	6,774
	Old Republic International Corp.	3.875%	8/26/26	5,893	5,586
	Old Republic International Corp.	3.850%	6/11/51	9,875	6,789
	ORIX Corp.	4.050%	1/16/24	1,218	1,201
	ORIX Corp.	3.250%	12/4/24	5,420	5,215
	ORIX Corp.	3.700%	7/18/27	12,340	11,551
	ORIX Corp.	2.250%	3/9/31	10,425	8,208
	Owl Rock Capital Corp.	5.250%	4/15/24	3,475	3,429
	Owl Rock Capital Corp.	4.000%	3/30/25	6,893	6,478
	Owl Rock Capital Corp.	3.750%	7/22/25	12,127	11,229
	Owl Rock Capital Corp.	4.250%	1/15/26	11,137	10,264
	Owl Rock Capital Corp.	3.400%	7/15/26	5,857	5,128
	Owl Rock Capital Corp.	2.625%	1/15/27	10,721	8,849
	Owl Rock Capital Corp.	2.875%	6/11/28	2,462	1,949
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	7,851	6,401
	PartnerRe Finance B LLC	3.700%	7/2/29	8,209	7,390
	PartnerRe Finance B LLC	4.500%	10/1/50	1,940	1,660
	PNC Bank NA	2.500%	8/27/24	6,404	6,144
[4]	PNC Bank NA	3.300%	10/30/24	7,186	6,993
[4]	PNC Bank NA	2.950%	2/23/25	13,260	12,729
[4]	PNC Bank NA	3.875%	4/10/25	3,903	3,791
[4]	PNC Bank NA	3.250%	6/1/25	28,290	27,265
[4]	PNC Bank NA	4.200%	11/1/25	6,980	6,806
[4]	PNC Bank NA	3.100%	10/25/27	11,304	10,585
[4]	PNC Bank NA	3.250%	1/22/28	9,306	8,697
[4]	PNC Bank NA	4.050%	7/26/28	19,078	17,987
[4]	PNC Bank NA	2.700%	10/22/29	12,433	10,478
	PNC Financial Services Group Inc.	3.500%	1/23/24	26,809	26,395
	PNC Financial Services Group Inc.	3.900%	4/29/24	23,886	23,604
	PNC Financial Services Group Inc.	2.200%	11/1/24	6,171	5,897
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,085	5,147
	PNC Financial Services Group Inc.	2.600%	7/23/26	7,856	7,273
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,745	12,839
	PNC Financial Services Group Inc.	3.450%	4/23/29	39,195	35,917
	PNC Financial Services Group Inc.	2.550%	1/22/30	27,777	23,604
	PNC Financial Services Group Inc.	2.307%	4/23/32	6,134	4,967
	PNC Financial Services Group Inc.	6.037%	10/28/33	17,669	18,469
	Primerica Inc.	2.800%	11/19/31	5,509	4,501
	Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,132
	Principal Financial Group Inc.	3.400%	5/15/25	13,809	13,357
	Principal Financial Group Inc.	3.100%	11/15/26	9,602	8,916
	Principal Financial Group Inc.	2.125%	6/15/30	15,197	12,417
	Principal Financial Group Inc.	6.050%	10/15/36	258	265
	Principal Financial Group Inc.	4.625%	9/15/42	5,408	4,522
	Principal Financial Group Inc.	4.350%	5/15/43	5,765	4,631
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	4.300%	11/15/46	7,436	6,006
	Progressive Corp.	2.450%	1/15/27	8,119	7,432
	Progressive Corp.	4.000%	3/1/29	8,161	7,821
	Progressive Corp.	6.625%	3/1/29	4,851	5,299
	Progressive Corp.	3.200%	3/26/30	6,307	5,665
	Progressive Corp.	6.250%	12/1/32	818	892
	Progressive Corp.	4.350%	4/25/44	3,740	3,204
	Progressive Corp.	4.125%	4/15/47	14,905	12,549
	Progressive Corp.	4.200%	3/15/48	5,667	4,763
	Progressive Corp.	3.950%	3/26/50	8,555	6,883
	Progressive Corp.	3.700%	3/15/52	6,735	5,182
	Prospect Capital Corp.	3.706%	1/22/26	6,842	6,004
	Prospect Capital Corp.	3.364%	11/15/26	3,425	2,857
[4]	Prudential Financial Inc.	3.878%	3/27/28	4,775	4,573
[4]	Prudential Financial Inc.	2.100%	3/10/30	3,661	3,035
[4]	Prudential Financial Inc.	5.750%	7/15/33	1,120	1,155
[4]	Prudential Financial Inc.	5.700%	12/14/36	6,548	6,757
[4]	Prudential Financial Inc.	6.625%	12/1/37	5,326	5,743
[4]	Prudential Financial Inc.	3.000%	3/10/40	4,697	3,502
[4]	Prudential Financial Inc.	6.625%	6/21/40	5,265	5,698
[4]	Prudential Financial Inc.	6.200%	11/15/40	1,810	1,872
[4]	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,065
[4]	Prudential Financial Inc.	5.200%	3/15/44	3,210	3,087
[4]	Prudential Financial Inc.	4.600%	5/15/44	3,490	3,118
[4]	Prudential Financial Inc.	5.375%	5/15/45	16,106	15,591
[4]	Prudential Financial Inc.	4.500%	9/15/47	9,313	8,451
	Prudential Financial Inc.	3.905%	12/7/47	33,698	26,906
[4]	Prudential Financial Inc.	5.700%	9/15/48	8,696	8,331
	Prudential Financial Inc.	3.935%	12/7/49	24,787	19,458
[4]	Prudential Financial Inc.	3.700%	10/1/50	12,685	10,855
[4]	Prudential Financial Inc.	3.700%	3/13/51	10,242	7,789
	Prudential Financial Inc.	5.125%	3/1/52	3,129	2,822
	Prudential Financial Inc.	6.000%	9/1/52	6,177	6,005
	Prudential plc	3.125%	4/14/30	13,194	11,485
	Prudential plc	3.625%	3/24/32	2,300	2,036
	Raymond James Financial Inc.	4.650%	4/1/30	17,231	16,585
	Raymond James Financial Inc.	4.950%	7/15/46	19,840	17,769
	Raymond James Financial Inc.	3.750%	4/1/51	11,335	8,236
[4]	Regions Bank	6.450%	6/26/37	5,247	5,441
	Regions Financial Corp.	2.250%	5/18/25	9,845	9,208
	Regions Financial Corp.	1.800%	8/12/28	6,135	5,205
	Regions Financial Corp.	7.375%	12/10/37	5,493	6,176
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,339	5,140
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,889	13,636
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,450	2,084
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	6,473
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	4,518
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,524
[4]	Royal Bank of Canada	0.425%	1/19/24	13,851	13,220
[4]	Royal Bank of Canada	2.550%	7/16/24	13,487	13,015
	Royal Bank of Canada	0.650%	7/29/24	942	880
[4]	Royal Bank of Canada	0.750%	10/7/24	17,130	15,931
	Royal Bank of Canada	5.660%	10/25/24	12,475	12,620
[4]	Royal Bank of Canada	2.250%	11/1/24	39,473	37,640
[4]	Royal Bank of Canada	1.600%	1/21/25	5,070	4,742
	Royal Bank of Canada	3.375%	4/14/25	20,920	20,256
[4]	Royal Bank of Canada	1.150%	6/10/25	25,497	23,363
[4]	Royal Bank of Canada	0.875%	1/20/26	14,835	13,186
[4]	Royal Bank of Canada	4.650%	1/27/26	12,880	12,720
	Royal Bank of Canada	1.200%	4/27/26	11,489	10,226
[4]	Royal Bank of Canada	1.150%	7/14/26	25,236	22,232
[4]	Royal Bank of Canada	1.400%	11/2/26	24,826	21,820
[4]	Royal Bank of Canada	2.050%	1/21/27	4,000	3,597
	Royal Bank of Canada	3.625%	5/4/27	13,475	12,830

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Royal Bank of Canada	4.240%	8/3/27	5,890	5,744
	Royal Bank of Canada	6.000%	11/1/27	25,920	26,991
[4]	Royal Bank of Canada	2.300%	11/3/31	35,128	28,193
	Royal Bank of Canada	3.875%	5/4/32	12,910	11,776
	Santander Holdings USA Inc.	3.500%	6/7/24	9,090	8,836
	Santander Holdings USA Inc.	4.260%	6/9/25	4,745	4,598
	Santander Holdings USA Inc.	4.500%	7/17/25	27,061	26,470
	Santander Holdings USA Inc.	3.244%	10/5/26	52,780	48,871
	Santander Holdings USA Inc.	4.400%	7/13/27	29,789	28,410
	Santander UK Group Holdings plc	1.089%	3/15/25	11,127	10,414
[4]	Santander UK Group Holdings plc	1.532%	8/21/26	20,170	17,756
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	8,057	7,185
	Santander UK Group Holdings plc	2.896%	3/15/32	15,423	11,919
	Santander UK plc	4.000%	3/13/24	30,110	29,748
	Santander UK plc	2.875%	6/18/24	7,940	7,659
	Selective Insurance Group Inc.	5.375%	3/1/49	3,010	2,566
[4]	Signature Bank	4.000%	10/15/30	3,127	2,852
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	4,676	4,503
[7]	Societe Generale SA	3.000%	1/22/30	1,000	815
[7]	Standard Chartered plc	4.644%	4/1/31	1,000	899
	State Street Corp.	3.100%	5/15/23	16,329	16,216
	State Street Corp.	3.300%	12/16/24	3,015	2,940
	State Street Corp.	3.550%	8/18/25	27,275	26,548
[4]	State Street Corp.	2.354%	11/1/25	13,695	13,064
	State Street Corp.	2.901%	3/30/26	10,240	9,734
	State Street Corp.	2.650%	5/19/26	14,975	14,090
[4]	State Street Corp.	4.141%	12/3/29	6,065	5,725
	State Street Corp.	2.400%	1/24/30	15,916	13,519
	State Street Corp.	2.200%	3/3/31	7,770	6,211
	State Street Corp.	3.152%	3/30/31	2,248	1,977
[4]	State Street Corp.	3.031%	11/1/34	29,643	24,988
	Stewart Information Services Corp.	3.600%	11/15/31	5,700	4,346
	Stifel Financial Corp.	4.250%	7/18/24	10,450	10,244
	Stifel Financial Corp.	4.000%	5/15/30	3,030	2,626
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	10,990	10,836
[4]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	12,830	12,456
[4]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,152
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,500	9,990
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	35,584	34,159
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	42,070	39,998
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	6,343	6,001
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	35,355	32,218
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	15,372	13,546
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	32,126	30,970
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,259	14,892
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,045	12,184
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	13,282	12,309
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	11,276	10,535
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	3,800	3,366
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	14,533	13,413
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,790	14,652
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	30,850	29,010
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	16,100	13,302
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	8,005	7,526
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	22,630	19,632
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	7,063	6,067
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	14,820	12,473
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	29,065	24,379
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	3,751	2,972
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	760	586
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,578	8,708
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,295	5,625
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,268	3,932
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,354	2,242
	SVB Financial Group	3.500%	1/29/25	10,166	9,757
	SVB Financial Group	1.800%	10/28/26	10,150	8,899
	SVB Financial Group	4.345%	4/29/28	4,651	4,395
	SVB Financial Group	2.100%	5/15/28	3,354	2,793
	SVB Financial Group	3.125%	6/5/30	3,936	3,224
	SVB Financial Group	1.800%	2/2/31	6,957	5,056
	SVB Financial Group	4.570%	4/29/33	1,549	1,363
	Synchrony Financial	4.375%	3/19/24	4,135	4,060
	Synchrony Financial	4.250%	8/15/24	9,031	8,827
	Synchrony Financial	4.500%	7/23/25	25,622	24,624
	Synchrony Financial	3.700%	8/4/26	10,809	9,967
	Synchrony Financial	3.950%	12/1/27	8,197	7,317
	Synchrony Financial	5.150%	3/19/29	8,616	8,128
[4]	Toronto-Dominion Bank	0.750%	6/12/23	23,251	22,827
[4]	Toronto-Dominion Bank	2.350%	3/8/24	20,292	19,679
[4]	Toronto-Dominion Bank	3.250%	3/11/24	59,598	58,335
[4]	Toronto-Dominion Bank	2.650%	6/12/24	13,810	13,374
[4]	Toronto-Dominion Bank	4.285%	9/13/24	28,225	27,880
	Toronto-Dominion Bank	1.250%	12/13/24	2,815	2,619
[4]	Toronto-Dominion Bank	1.450%	1/10/25	8,636	8,046
	Toronto-Dominion Bank	3.766%	6/6/25	7,242	7,028
[4]	Toronto-Dominion Bank	1.150%	6/12/25	14,059	12,814
[4]	Toronto-Dominion Bank	0.750%	9/11/25	11,641	10,414
[4]	Toronto-Dominion Bank	0.750%	1/6/26	1,640	1,451
[4]	Toronto-Dominion Bank	1.250%	9/10/26	11,890	10,394
[4]	Toronto-Dominion Bank	1.950%	1/12/27	10,100	9,020
[4]	Toronto-Dominion Bank	2.800%	3/10/27	15,631	14,315
	Toronto-Dominion Bank	4.108%	6/8/27	17,891	17,277
[4]	Toronto-Dominion Bank	4.693%	9/15/27	28,320	27,997
[4]	Toronto-Dominion Bank	3.625%	9/15/31	4,091	3,767
[4]	Toronto-Dominion Bank	2.450%	1/12/32	6,861	5,548
[4]	Toronto-Dominion Bank	3.200%	3/10/32	47,043	40,540
	Toronto-Dominion Bank	4.456%	6/8/32	25,960	24,678
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	5,663
	Travelers Cos. Inc.	6.750%	6/20/36	1,773	1,992
[4]	Travelers Cos. Inc.	6.250%	6/15/37	11,010	11,951
	Travelers Cos. Inc.	5.350%	11/1/40	5,698	5,656
	Travelers Cos. Inc.	4.600%	8/1/43	8,410	7,434
	Travelers Cos. Inc.	4.300%	8/25/45	2,522	2,140
	Travelers Cos. Inc.	3.750%	5/15/46	8,462	6,549
	Travelers Cos. Inc.	4.000%	5/30/47	6,460	5,238
	Travelers Cos. Inc.	4.100%	3/4/49	6,416	5,237
	Travelers Cos. Inc.	2.550%	4/27/50	8,185	5,112
	Travelers Cos. Inc.	3.050%	6/8/51	8,137	5,635

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,639	2,899
	Trinity Acquisition plc	4.400%	3/15/26	7,571	7,330
[4]	Truist Bank	3.200%	4/1/24	43,417	42,419
[4]	Truist Bank	2.150%	12/6/24	12,771	12,145
[4]	Truist Bank	1.500%	3/10/25	15,585	14,467
[4]	Truist Bank	3.625%	9/16/25	22,935	22,055
[4]	Truist Bank	4.050%	11/3/25	1,331	1,309
[4]	Truist Bank	3.300%	5/15/26	16,031	15,079
[4]	Truist Bank	3.800%	10/30/26	4,174	3,956
[4]	Truist Bank	2.636%	9/17/29	4,401	4,112
[4]	Truist Bank	2.250%	3/11/30	4,165	3,363
[4]	Truist Financial Corp.	2.500%	8/1/24	6,742	6,474
[4]	Truist Financial Corp.	2.850%	10/26/24	16,660	16,069
	Truist Financial Corp.	4.000%	5/1/25	9,638	9,436
[4]	Truist Financial Corp.	3.700%	6/5/25	15,350	14,923
[4]	Truist Financial Corp.	1.200%	8/5/25	4,990	4,564
[4]	Truist Financial Corp.	5.900%	10/28/26	22,091	22,614
[4]	Truist Financial Corp.	1.267%	3/2/27	16,327	14,494
[4]	Truist Financial Corp.	1.125%	8/3/27	11,357	9,577
[4]	Truist Financial Corp.	3.875%	3/19/29	17,765	16,331
[4]	Truist Financial Corp.	1.887%	6/7/29	11,375	9,558
[4]	Truist Financial Corp.	1.950%	6/5/30	5,038	4,049
[4]	Truist Financial Corp.	4.916%	7/28/33	11,620	10,901
[4]	Truist Financial Corp.	6.123%	10/28/33	14,245	14,970
[7]	UBS Group AG	3.126%	8/13/30	3,450	2,914
	Unum Group	3.875%	11/5/25	175	167
	Unum Group	4.000%	6/15/29	3,050	2,753
	Unum Group	5.750%	8/15/42	6,798	6,108
	Unum Group	4.500%	12/15/49	8,336	5,938
	Unum Group	4.125%	6/15/51	9,650	6,614
[4]	US Bancorp	3.700%	1/30/24	7,327	7,232
	US Bancorp	3.375%	2/5/24	35,143	34,539
	US Bancorp	2.400%	7/30/24	18,239	17,542
[4]	US Bancorp	3.600%	9/11/24	6,548	6,415
	US Bancorp	1.450%	5/12/25	3,952	3,667
[4]	US Bancorp	3.950%	11/17/25	4,279	4,186
[4]	US Bancorp	3.100%	4/27/26	11,796	11,152
[4]	US Bancorp	2.375%	7/22/26	22,961	21,195
	US Bancorp	5.727%	10/21/26	5,495	5,600
[4]	US Bancorp	3.150%	4/27/27	17,237	16,202
[4]	US Bancorp	3.900%	4/26/28	7,262	6,964
	US Bancorp	4.548%	7/22/28	16,405	16,072
[4]	US Bancorp	3.000%	7/30/29	13,336	11,710
[4]	US Bancorp	1.375%	7/22/30	13,260	10,291
[4]	US Bancorp	2.677%	1/27/33	6,475	5,346
	US Bancorp	4.967%	7/22/33	18,325	17,420
	US Bancorp	5.850%	10/21/33	5,050	5,245
[4]	US Bank NA	2.050%	1/21/25	16,283	15,420
[4]	US Bank NA	2.800%	1/27/25	28,248	27,221
	Visa Inc.	3.150%	12/14/25	67,106	64,721
	Visa Inc.	1.900%	4/15/27	17,930	16,179
	Visa Inc.	0.750%	8/15/27	4,100	3,498
	Visa Inc.	2.750%	9/15/27	21,448	19,886
	Visa Inc.	2.050%	4/15/30	17,453	14,789
	Visa Inc.	1.100%	2/15/31	10,775	8,287
	Visa Inc.	4.150%	12/14/35	17,891	16,868
	Visa Inc.	2.700%	4/15/40	12,888	9,761
	Visa Inc.	4.300%	12/14/45	44,225	40,426
	Visa Inc.	3.650%	9/15/47	9,459	7,810
	Visa Inc.	2.000%	8/15/50	21,975	13,007
	Voya Financial Inc.	3.650%	6/15/26	4,077	3,866
	Voya Financial Inc.	5.700%	7/15/43	10,304	9,566
	Voya Financial Inc.	4.800%	6/15/46	2,742	2,236
[4]	Voya Financial Inc.	4.700%	1/23/48	4,175	3,184
	W R Berkley Corp.	4.750%	8/1/44	2,288	1,995
	W R Berkley Corp.	4.000%	5/12/50	6,030	4,594
	W R Berkley Corp.	3.550%	3/30/52	8,755	6,035
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	W R Berkley Corp.	3.150%	9/30/61	11,875	7,023
	Wachovia Corp.	6.605%	10/1/25	3,175	3,292
	Wachovia Corp.	5.500%	8/1/35	20,740	20,166
	Wachovia Corp.	6.550%	10/15/35	7,625	7,822
	Webster Financial Corp.	4.100%	3/25/29	575	522
	Wells Fargo & Co.	4.480%	1/16/24	13,891	13,803
[4]	Wells Fargo & Co.	1.654%	6/2/24	6,647	6,541
[4]	Wells Fargo & Co.	3.300%	9/9/24	12,127	11,781
[4]	Wells Fargo & Co.	3.000%	2/19/25	37,813	36,238
[4]	Wells Fargo & Co.	0.805%	5/19/25	9,185	8,600
[4]	Wells Fargo & Co.	3.550%	9/29/25	34,549	33,234
[4]	Wells Fargo & Co.	2.406%	10/30/25	56,365	53,377
[4]	Wells Fargo & Co.	2.164%	2/11/26	29,155	27,206
	Wells Fargo & Co.	3.000%	4/22/26	68,507	64,099
[4]	Wells Fargo & Co.	3.908%	4/25/26	67,059	65,131
[4]	Wells Fargo & Co.	2.188%	4/30/26	8,614	8,017
[4]	Wells Fargo & Co.	4.100%	6/3/26	50,098	48,405
[4]	Wells Fargo & Co.	4.540%	8/15/26	19,490	19,117
	Wells Fargo & Co.	3.000%	10/23/26	44,963	41,561
[4]	Wells Fargo & Co.	3.196%	6/17/27	15,475	14,366
[4]	Wells Fargo & Co.	4.300%	7/22/27	22,254	21,433
[4]	Wells Fargo & Co.	3.584%	5/22/28	38,552	35,711
[4]	Wells Fargo & Co.	2.393%	6/2/28	37,075	32,697
[4]	Wells Fargo & Co.	4.808%	7/25/28	28,940	28,212
[4]	Wells Fargo & Co.	4.150%	1/24/29	2,800	2,631
[4]	Wells Fargo & Co.	2.879%	10/30/30	102,060	86,771
[4]	Wells Fargo & Co.	2.572%	2/11/31	34,659	28,666
[4]	Wells Fargo & Co.	4.478%	4/4/31	30,768	28,837
[4]	Wells Fargo & Co.	3.350%	3/2/33	1,577	1,326
[4]	Wells Fargo & Co.	4.897%	7/25/33	69,136	65,472
	Wells Fargo & Co.	5.375%	2/7/35	1,075	1,057
[4]	Wells Fargo & Co.	5.950%	12/15/36	3,362	3,198
[4]	Wells Fargo & Co.	3.068%	4/30/41	45,751	32,707
	Wells Fargo & Co.	5.375%	11/2/43	18,088	16,833
	Wells Fargo & Co.	5.606%	1/15/44	22,190	21,512
[4]	Wells Fargo & Co.	4.650%	11/4/44	32,144	27,129
	Wells Fargo & Co.	3.900%	5/1/45	21,662	16,704
[4]	Wells Fargo & Co.	4.900%	11/17/45	37,583	32,494
[4]	Wells Fargo & Co.	4.400%	6/14/46	25,243	20,170
[4]	Wells Fargo & Co.	4.750%	12/7/46	34,629	29,013
[4]	Wells Fargo & Co.	5.013%	4/4/51	75,395	67,065
[4]	Wells Fargo & Co.	4.611%	4/25/53	50,288	42,762
	Wells Fargo Bank NA	5.950%	8/26/36	8,594	8,652
[4]	Wells Fargo Bank NA	5.850%	2/1/37	17,466	17,569
[4]	Wells Fargo Bank NA	6.600%	1/15/38	14,584	15,822
	Western Union Co.	2.850%	1/10/25	6,742	6,436
	Western Union Co.	1.350%	3/15/26	4,411	3,865
	Western Union Co.	2.750%	3/15/31	5,090	3,851
	Western Union Co.	6.200%	11/17/36	7,650	7,585
	Western Union Co.	6.200%	6/21/40	3,400	3,200
	Westpac Banking Corp.	3.650%	5/15/23	9,101	9,060
	Westpac Banking Corp.	3.300%	2/26/24	18,629	18,308
	Westpac Banking Corp.	1.019%	11/18/24	13,850	12,886
	Westpac Banking Corp.	2.350%	2/19/25	21,819	20,692
	Westpac Banking Corp.	2.850%	5/13/26	31,425	29,429
	Westpac Banking Corp.	2.700%	8/19/26	27,344	25,370
	Westpac Banking Corp.	3.350%	3/8/27	22,636	21,319
	Westpac Banking Corp.	3.400%	1/25/28	5,528	5,175
	Westpac Banking Corp.	1.953%	11/20/28	5,865	4,995
	Westpac Banking Corp.	2.650%	1/16/30	4,220	3,663
[4]	Westpac Banking Corp.	2.894%	2/4/30	40,226	36,879
	Westpac Banking Corp.	2.150%	6/3/31	12,592	10,446
[4]	Westpac Banking Corp.	4.322%	11/23/31	34,716	32,537
	Westpac Banking Corp.	5.405%	8/10/33	8,165	7,627
	Westpac Banking Corp.	4.110%	7/24/34	10,651	9,123
	Westpac Banking Corp.	2.668%	11/15/35	18,501	13,745
	Westpac Banking Corp.	3.020%	11/18/36	11,535	8,534

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	4.421%	7/24/39	8,973	7,425
	Westpac Banking Corp.	2.963%	11/16/40	16,922	11,158
	Willis North America Inc.	3.600%	5/15/24	5,293	5,151
	Willis North America Inc.	4.650%	6/15/27	2,645	2,558
	Willis North America Inc.	4.500%	9/15/28	6,377	6,005
	Willis North America Inc.	2.950%	9/15/29	13,206	11,106
	Willis North America Inc.	5.050%	9/15/48	8,258	6,937
	Willis North America Inc.	3.875%	9/15/49	15,519	11,039
	Wintrust Financial Corp.	4.850%	6/6/29	2,470	2,234
	XLIT Ltd.	5.250%	12/15/43	7,275	7,094
	XLIT Ltd.	5.500%	3/31/45	5,729	5,441
	Zions Bancorp NA	3.250%	10/29/29	6,660	5,458
					22,012,359
Health Care (2.8%)
	Abbott Laboratories	2.950%	3/15/25	9,891	9,554
	Abbott Laboratories	3.875%	9/15/25	9,016	8,848
	Abbott Laboratories	3.750%	11/30/26	13,440	13,099
	Abbott Laboratories	1.150%	1/30/28	10,595	9,010
	Abbott Laboratories	1.400%	6/30/30	5,080	4,040
	Abbott Laboratories	4.750%	11/30/36	14,596	14,456
	Abbott Laboratories	6.150%	11/30/37	4,015	4,479
	Abbott Laboratories	6.000%	4/1/39	3,825	4,195
	Abbott Laboratories	5.300%	5/27/40	6,219	6,360
	Abbott Laboratories	4.750%	4/15/43	9,839	9,420
	Abbott Laboratories	4.900%	11/30/46	52,845	51,707
	AbbVie Inc.	2.800%	3/15/23	9,290	9,248
	AbbVie Inc.	3.850%	6/15/24	28,868	28,413
	AbbVie Inc.	2.600%	11/21/24	38,141	36,517
	AbbVie Inc.	3.800%	3/15/25	45,433	44,289
	AbbVie Inc.	3.600%	5/14/25	56,993	55,243
	AbbVie Inc.	3.200%	5/14/26	35,902	33,982
	AbbVie Inc.	2.950%	11/21/26	43,182	40,239
	AbbVie Inc.	4.250%	11/14/28	23,447	22,671
	AbbVie Inc.	3.200%	11/21/29	57,779	52,095
	AbbVie Inc.	4.550%	3/15/35	23,443	21,915
	AbbVie Inc.	4.500%	5/14/35	32,597	30,346
	AbbVie Inc.	4.300%	5/14/36	19,298	17,445
	AbbVie Inc.	4.050%	11/21/39	62,310	53,363
	AbbVie Inc.	4.625%	10/1/42	4,866	4,351
	AbbVie Inc.	4.400%	11/6/42	21,596	18,753
	AbbVie Inc.	4.850%	6/15/44	21,798	19,964
	AbbVie Inc.	4.750%	3/15/45	6,990	6,277
	AbbVie Inc.	4.700%	5/14/45	12,369	11,049
	AbbVie Inc.	4.450%	5/14/46	49,965	43,358
	AbbVie Inc.	4.875%	11/14/48	25,392	23,381
	AbbVie Inc.	4.250%	11/21/49	81,778	68,740
	Adventist Health System	2.952%	3/1/29	6,875	5,849
	Adventist Health System	5.430%	3/1/32	3,375	3,325
	Adventist Health System	3.630%	3/1/49	5,360	3,793
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,223	3,010
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,184	1,799
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,525	5,443
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,535	4,685
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	5,760	3,837
	Aetna Inc.	3.500%	11/15/24	12,955	12,596
	Aetna Inc.	6.625%	6/15/36	11,812	12,575
	Aetna Inc.	6.750%	12/15/37	6,126	6,544
	Aetna Inc.	4.500%	5/15/42	6,219	5,385
	Aetna Inc.	4.125%	11/15/42	6,733	5,528
	Aetna Inc.	4.750%	3/15/44	6,410	5,670
	Aetna Inc.	3.875%	8/15/47	13,969	10,792
	Agilent Technologies Inc.	3.050%	9/22/26	6,574	6,110
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Agilent Technologies Inc.	2.750%	9/15/29	2,155	1,856
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	7,092
	Agilent Technologies Inc.	2.300%	3/12/31	9,782	7,915
	AHS Hospital Corp.	5.024%	7/1/45	5,175	4,949
[4]	AHS Hospital Corp.	2.780%	7/1/51	6,750	4,163
[4]	Allina Health System	3.887%	4/15/49	5,057	3,997
	AmerisourceBergen Corp.	3.400%	5/15/24	7,074	6,907
	AmerisourceBergen Corp.	3.250%	3/1/25	8,922	8,598
	AmerisourceBergen Corp.	3.450%	12/15/27	6,207	5,799
	AmerisourceBergen Corp.	2.800%	5/15/30	7,787	6,604
	AmerisourceBergen Corp.	2.700%	3/15/31	15,686	13,013
	AmerisourceBergen Corp.	4.250%	3/1/45	5,629	4,608
	AmerisourceBergen Corp.	4.300%	12/15/47	7,054	5,861
	Amgen Inc.	3.625%	5/22/24	22,492	22,077
	Amgen Inc.	1.900%	2/21/25	15,976	14,992
	Amgen Inc.	3.125%	5/1/25	12,630	12,128
	Amgen Inc.	2.600%	8/19/26	21,299	19,686
	Amgen Inc.	2.200%	2/21/27	24,494	22,017
	Amgen Inc.	3.200%	11/2/27	12,602	11,687
	Amgen Inc.	1.650%	8/15/28	12,244	10,230
	Amgen Inc.	3.000%	2/22/29	4,930	4,369
	Amgen Inc.	4.050%	8/18/29	15,766	14,773
	Amgen Inc.	2.450%	2/21/30	17,071	14,405
	Amgen Inc.	2.300%	2/25/31	37,490	30,535
	Amgen Inc.	2.000%	1/15/32	10,635	8,291
	Amgen Inc.	3.350%	2/22/32	11,274	9,838
	Amgen Inc.	4.200%	3/1/33	10,735	9,962
	Amgen Inc.	3.150%	2/21/40	49,463	36,526
	Amgen Inc.	2.800%	8/15/41	21,425	14,871
	Amgen Inc.	4.950%	10/1/41	16,531	15,151
	Amgen Inc.	5.150%	11/15/41	5,633	5,245
	Amgen Inc.	4.400%	5/1/45	39,797	33,246
	Amgen Inc.	4.563%	6/15/48	5,228	4,499
	Amgen Inc.	3.375%	2/21/50	45,614	31,901
	Amgen Inc.	4.663%	6/15/51	30,463	26,361
	Amgen Inc.	3.000%	1/15/52	28,771	18,493
	Amgen Inc.	4.200%	2/22/52	14,870	11,939
	Amgen Inc.	4.875%	3/1/53	21,925	19,524
	Amgen Inc.	2.770%	9/1/53	11,067	6,685
	Amgen Inc.	4.400%	2/22/62	12,095	9,703
[4]	Ascension Health	2.532%	11/15/29	16,624	14,242
[4]	Ascension Health	3.106%	11/15/39	11,133	8,504
	Ascension Health	3.945%	11/15/46	6,850	5,698
[4]	Ascension Health	4.847%	11/15/53	9,575	9,078
	AstraZeneca Finance LLC	0.700%	5/28/24	10,540	9,942
	AstraZeneca Finance LLC	1.200%	5/28/26	9,225	8,219
	AstraZeneca Finance LLC	1.750%	5/28/28	15,331	13,167
	AstraZeneca Finance LLC	2.250%	5/28/31	12,900	10,735
	AstraZeneca plc	3.375%	11/16/25	28,544	27,588
	AstraZeneca plc	0.700%	4/8/26	21,486	18,905
	AstraZeneca plc	3.125%	6/12/27	9,524	8,960
	AstraZeneca plc	4.000%	1/17/29	15,762	15,151
	AstraZeneca plc	1.375%	8/6/30	15,779	12,470
	AstraZeneca plc	6.450%	9/15/37	36,410	41,095
	AstraZeneca plc	4.000%	9/18/42	16,443	14,218
	AstraZeneca plc	4.375%	11/16/45	14,502	13,072
	AstraZeneca plc	4.375%	8/17/48	3,117	2,795
	AstraZeneca plc	2.125%	8/6/50	16,620	9,787
	AstraZeneca plc	3.000%	5/28/51	6,226	4,397
	Banner Health	2.338%	1/1/30	6,941	5,782
	Banner Health	1.897%	1/1/31	2,325	1,832
	Banner Health	2.907%	1/1/42	3,675	2,688
[4]	Banner Health	3.181%	1/1/50	4,000	2,783
	Banner Health	2.913%	1/1/51	4,525	2,950
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,775	2,207

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	5,114
	Baxalta Inc.	4.000%	6/23/25	14,880	14,494
	Baxalta Inc.	5.250%	6/23/45	5,364	5,078
	Baxter International Inc.	1.322%	11/29/24	20,805	19,370
	Baxter International Inc.	2.600%	8/15/26	7,574	7,000
	Baxter International Inc.	1.915%	2/1/27	22,425	19,915
	Baxter International Inc.	2.272%	12/1/28	19,272	16,450
	Baxter International Inc.	3.950%	4/1/30	8,892	8,109
	Baxter International Inc.	1.730%	4/1/31	16,914	12,919
	Baxter International Inc.	2.539%	2/1/32	32,935	26,233
	Baxter International Inc.	3.500%	8/15/46	4,625	3,306
[7]	Baxter International Inc.	3.132%	12/1/51	100	65
	Baxter International Inc.	3.132%	12/1/51	19,324	12,622
[4]	BayCare Health System Inc.	3.831%	11/15/50	4,038	3,211
[4]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,387
	Baylor Scott & White Holdings	4.185%	11/15/45	8,064	6,802
	Baylor Scott & White Holdings	3.967%	11/15/46	1,238	998
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	11,715	7,730
	Becton Dickinson & Co.	3.363%	6/6/24	10,635	10,375
	Becton Dickinson & Co.	3.734%	12/15/24	6,103	5,950
	Becton Dickinson & Co.	3.700%	6/6/27	37,278	35,264
	Becton Dickinson & Co.	1.957%	2/11/31	14,026	11,082
	Becton Dickinson & Co.	4.298%	8/22/32	7,000	6,558
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,196
	Becton Dickinson & Co.	4.685%	12/15/44	3,663	3,260
	Becton Dickinson & Co.	4.669%	6/6/47	21,327	18,811
	Becton Dickinson & Co.	3.794%	5/20/50	8,825	6,786
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,025	1,860
[4]	BHSH System Obligated Group	3.487%	7/15/49	4,487	3,250
	Biogen Inc.	4.050%	9/15/25	21,602	20,976
	Biogen Inc.	2.250%	5/1/30	24,278	19,732
	Biogen Inc.	3.150%	5/1/50	32,624	21,556
	Biogen Inc.	3.250%	2/15/51	6,266	4,199
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	4,729	4,363
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	9,200	7,885
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	3,391	3,212
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	4,412
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	3,318
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	2,599
	Boston Scientific Corp.	3.450%	3/1/24	4,955	4,858
	Boston Scientific Corp.	1.900%	6/1/25	8,452	7,894
	Boston Scientific Corp.	4.000%	3/1/29	1,000	932
	Boston Scientific Corp.	2.650%	6/1/30	8,651	7,422
	Boston Scientific Corp.	4.550%	3/1/39	10,705	9,605
	Boston Scientific Corp.	7.375%	1/15/40	5,110	5,929
	Boston Scientific Corp.	4.700%	3/1/49	11,639	10,509
	Bristol-Myers Squibb Co.	3.625%	5/15/24	984	970
	Bristol-Myers Squibb Co.	2.900%	7/26/24	65,344	63,493
	Bristol-Myers Squibb Co.	0.750%	11/13/25	12,181	10,962
	Bristol-Myers Squibb Co.	3.200%	6/15/26	35,007	33,414
	Bristol-Myers Squibb Co.	3.250%	2/27/27	2,010	1,915
	Bristol-Myers Squibb Co.	1.125%	11/13/27	1,725	1,475
	Bristol-Myers Squibb Co.	3.450%	11/15/27	18,562	17,715
	Bristol-Myers Squibb Co.	3.900%	2/20/28	28,341	27,374
	Bristol-Myers Squibb Co.	3.400%	7/26/29	25,616	23,784
	Bristol-Myers Squibb Co.	1.450%	11/13/30	8,480	6,688
	Bristol-Myers Squibb Co.	2.950%	3/15/32	29,626	25,845
	Bristol-Myers Squibb Co.	4.125%	6/15/39	32,815	29,255
	Bristol-Myers Squibb Co.	2.350%	11/13/40	400	275
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,976	4,860
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,121	3,911
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,235	11,240
	Bristol-Myers Squibb Co.	4.350%	11/15/47	19,109	16,884
	Bristol-Myers Squibb Co.	4.550%	2/20/48	9,233	8,388
	Bristol-Myers Squibb Co.	4.250%	10/26/49	47,161	40,789
	Bristol-Myers Squibb Co.	2.550%	11/13/50	15,917	10,053
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.700%	3/15/52	56,025	43,746
	Bristol-Myers Squibb Co.	3.900%	3/15/62	13,070	10,207
	Cardinal Health Inc.	3.079%	6/15/24	8,631	8,381
	Cardinal Health Inc.	3.500%	11/15/24	3,358	3,255
	Cardinal Health Inc.	3.750%	9/15/25	8,037	7,784
	Cardinal Health Inc.	3.410%	6/15/27	8,519	7,974
	Cardinal Health Inc.	4.600%	3/15/43	6,085	5,027
	Cardinal Health Inc.	4.500%	11/15/44	6,669	5,334
	Cardinal Health Inc.	4.900%	9/15/45	9,671	8,237
	Cardinal Health Inc.	4.368%	6/15/47	3,452	2,719
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	4,636
	Centene Corp.	4.250%	12/15/27	31,953	30,005
	Centene Corp.	2.450%	7/15/28	28,064	23,678
	Centene Corp.	4.625%	12/15/29	42,670	39,126
	Centene Corp.	3.375%	2/15/30	4,195	3,550
	Centene Corp.	3.000%	10/15/30	27,907	22,863
	Centene Corp.	2.500%	3/1/31	32,875	25,721
	Centene Corp.	2.625%	8/1/31	18,408	14,459
	Children's Health System of Texas	2.511%	8/15/50	5,908	3,544
[4]	Children's Hospital	2.928%	7/15/50	5,250	3,258
[4]	Children's Hospital Corp.	4.115%	1/1/47	4,269	3,597
[4]	Children's Hospital Corp.	2.585%	2/1/50	3,950	2,399
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	3,562
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,765	3,060
[4]	CHRISTUS Health	4.341%	7/1/28	6,750	6,414
[4]	Cigna Corp.	3.500%	6/15/24	9,243	9,026
[4]	Cigna Corp.	3.250%	4/15/25	11,713	11,282
	Cigna Corp.	4.125%	11/15/25	24,538	23,995
[4]	Cigna Corp.	4.500%	2/25/26	25,023	24,660
	Cigna Corp.	1.250%	3/15/26	9,360	8,343
[4]	Cigna Corp.	3.400%	3/1/27	19,018	17,847
[4]	Cigna Corp.	7.875%	5/15/27	985	1,082
[4]	Cigna Corp.	3.050%	10/15/27	8,771	8,033
	Cigna Corp.	4.375%	10/15/28	33,890	32,691
	Cigna Corp.	2.400%	3/15/30	22,960	19,239
	Cigna Corp.	2.375%	3/15/31	19,444	15,903
	Cigna Corp.	4.800%	8/15/38	24,136	22,492
	Cigna Corp.	3.200%	3/15/40	12,981	9,820
[4]	Cigna Corp.	6.125%	11/15/41	6,144	6,376
[4]	Cigna Corp.	5.375%	2/15/42	633	592
[4]	Cigna Corp.	4.800%	7/15/46	26,097	23,462
[4]	Cigna Corp.	3.875%	10/15/47	18,004	13,896
	Cigna Corp.	4.900%	12/15/48	36,944	33,537
	Cigna Corp.	3.400%	3/15/50	25,757	18,276
	Cigna Corp.	3.400%	3/15/51	5,145	3,676
[4]	City of Hope	5.623%	11/15/43	2,030	2,000
[4]	City of Hope	4.378%	8/15/48	9,600	7,952
	CommonSpirit Health	2.760%	10/1/24	9,107	8,733
	CommonSpirit Health	1.547%	10/1/25	6,397	5,757
	CommonSpirit Health	3.347%	10/1/29	15,048	13,040
	CommonSpirit Health	2.782%	10/1/30	5,379	4,424
[4]	CommonSpirit Health	4.350%	11/1/42	5,405	4,543
	CommonSpirit Health	3.817%	10/1/49	7,895	5,910
	CommonSpirit Health	4.187%	10/1/49	7,322	5,687
	CommonSpirit Health	3.910%	10/1/50	7,649	5,656
[4]	Community Health Network Inc.	3.099%	5/1/50	11,500	7,245
[4]	Cottage Health Obligated Group	3.304%	11/1/49	6,575	4,683
	CVS Health Corp.	3.375%	8/12/24	18,629	18,177
	CVS Health Corp.	2.625%	8/15/24	3,373	3,238
	CVS Health Corp.	3.875%	7/20/25	43,151	42,129
	CVS Health Corp.	2.875%	6/1/26	36,933	34,491
	CVS Health Corp.	3.000%	8/15/26	6,868	6,414
	CVS Health Corp.	3.625%	4/1/27	5,577	5,293

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	6.250%	6/1/27	3,528	3,700
	CVS Health Corp.	1.300%	8/21/27	12,624	10,708
	CVS Health Corp.	4.300%	3/25/28	44,559	43,100
	CVS Health Corp.	3.250%	8/15/29	35,477	31,739
	CVS Health Corp.	3.750%	4/1/30	24,846	22,549
	CVS Health Corp.	1.750%	8/21/30	16,490	12,963
	CVS Health Corp.	1.875%	2/28/31	17,371	13,605
	CVS Health Corp.	2.125%	9/15/31	8,395	6,653
	CVS Health Corp.	4.875%	7/20/35	13,955	13,244
	CVS Health Corp.	4.780%	3/25/38	58,468	53,573
	CVS Health Corp.	6.125%	9/15/39	5,752	5,920
	CVS Health Corp.	4.125%	4/1/40	27,816	23,153
	CVS Health Corp.	2.700%	8/21/40	17,973	12,312
	CVS Health Corp.	5.300%	12/5/43	7,184	6,729
	CVS Health Corp.	5.125%	7/20/45	28,016	25,528
	CVS Health Corp.	5.050%	3/25/48	103,495	93,422
	CVS Health Corp.	4.250%	4/1/50	7,988	6,414
	Danaher Corp.	3.350%	9/15/25	6,569	6,324
	Danaher Corp.	4.375%	9/15/45	3,898	3,467
	Danaher Corp.	2.600%	10/1/50	5,982	3,829
	Danaher Corp.	2.800%	12/10/51	19,045	12,671
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,750	3,685
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	9,868	8,173
	DH Europe Finance II Sarl	2.200%	11/15/24	9,023	8,591
	DH Europe Finance II Sarl	2.600%	11/15/29	12,010	10,507
	DH Europe Finance II Sarl	3.250%	11/15/39	7,821	6,273
	DH Europe Finance II Sarl	3.400%	11/15/49	6,928	5,231
	Dignity Health	3.812%	11/1/24	4,675	4,530
	Dignity Health	4.500%	11/1/42	9,105	7,597
	Dignity Health	5.267%	11/1/64	2,375	2,043
[4]	Duke University Health System Inc.	3.920%	6/1/47	7,420	5,989
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,903	6,609
	Elevance Health Inc.	3.500%	8/15/24	13,925	13,578
	Elevance Health Inc.	3.350%	12/1/24	22,228	21,576
	Elevance Health Inc.	2.375%	1/15/25	11,341	10,767
	Elevance Health Inc.	5.350%	10/15/25	1,900	1,922
	Elevance Health Inc.	3.650%	12/1/27	33,847	31,909
	Elevance Health Inc.	4.101%	3/1/28	20,544	19,691
	Elevance Health Inc.	2.875%	9/15/29	5,400	4,736
	Elevance Health Inc.	2.250%	5/15/30	30,680	25,456
	Elevance Health Inc.	2.550%	3/15/31	22,857	19,137
	Elevance Health Inc.	4.100%	5/15/32	2,170	2,016
	Elevance Health Inc.	5.500%	10/15/32	4,790	4,903
	Elevance Health Inc.	5.950%	12/15/34	2,461	2,567
	Elevance Health Inc.	5.850%	1/15/36	4,708	4,815
	Elevance Health Inc.	6.375%	6/15/37	4,650	4,994
	Elevance Health Inc.	4.625%	5/15/42	18,240	16,592
	Elevance Health Inc.	4.650%	1/15/43	13,849	12,540
	Elevance Health Inc.	5.100%	1/15/44	10,422	9,929
	Elevance Health Inc.	4.650%	8/15/44	12,942	11,546
	Elevance Health Inc.	4.375%	12/1/47	21,583	18,587
	Elevance Health Inc.	4.550%	3/1/48	7,528	6,636
	Elevance Health Inc.	3.700%	9/15/49	11,595	8,857
	Elevance Health Inc.	3.125%	5/15/50	7,445	5,164
	Elevance Health Inc.	3.600%	3/15/51	7,673	5,777
	Elevance Health Inc.	4.550%	5/15/52	7,140	6,252
	Elevance Health Inc.	6.100%	10/15/52	6,135	6,607
	Elevance Health Inc.	4.850%	8/15/54	4,325	3,663
	Eli Lilly & Co.	2.750%	6/1/25	6,801	6,505
	Eli Lilly & Co.	3.375%	3/15/29	5,829	5,461
	Eli Lilly & Co.	3.950%	3/15/49	2,340	2,082
	Eli Lilly & Co.	2.250%	5/15/50	12,260	7,726
	Eli Lilly & Co.	4.150%	3/15/59	3,000	2,606
	Eli Lilly & Co.	2.500%	9/15/60	9,797	6,010
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,380	1,791
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GE HealthCare Technologies Inc.	5.600%	11/15/25	13,570	13,652
[7]	GE HealthCare Technologies Inc.	5.650%	11/15/27	20,500	20,801
[7]	GE HealthCare Technologies Inc.	5.857%	3/15/30	15,000	15,371
[7]	GE HealthCare Technologies Inc.	5.905%	11/22/32	22,625	23,475
[7]	GE HealthCare Technologies Inc.	6.377%	11/22/52	12,095	12,968
	Gilead Sciences Inc.	0.750%	9/29/23	6,140	5,948
	Gilead Sciences Inc.	3.700%	4/1/24	34,841	34,269
	Gilead Sciences Inc.	3.500%	2/1/25	28,072	27,194
	Gilead Sciences Inc.	3.650%	3/1/26	27,504	26,549
	Gilead Sciences Inc.	2.950%	3/1/27	11,101	10,340
	Gilead Sciences Inc.	1.200%	10/1/27	5,540	4,705
	Gilead Sciences Inc.	4.600%	9/1/35	15,069	14,287
	Gilead Sciences Inc.	4.000%	9/1/36	11,412	10,058
	Gilead Sciences Inc.	2.600%	10/1/40	10,018	7,020
	Gilead Sciences Inc.	5.650%	12/1/41	12,782	13,072
	Gilead Sciences Inc.	4.800%	4/1/44	29,332	27,058
	Gilead Sciences Inc.	4.500%	2/1/45	32,504	28,507
	Gilead Sciences Inc.	4.750%	3/1/46	12,686	11,470
	Gilead Sciences Inc.	4.150%	3/1/47	6,845	5,667
	Gilead Sciences Inc.	2.800%	10/1/50	20,896	13,523
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,675	20,199
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,482	29,287
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	7,406	7,646
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	30,705	34,534
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,450	4,726
	GlaxoSmithKline Capital plc	3.000%	6/1/24	15,559	15,138
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,660	11,680
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,403	3,727
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	5,314
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	4,078
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,075	2,632
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	4,978	3,507
	HCA Inc.	5.000%	3/15/24	30,053	29,888
	HCA Inc.	5.375%	2/1/25	26,105	26,077
	HCA Inc.	5.250%	4/15/25	27,027	26,864
	HCA Inc.	5.875%	2/15/26	10,935	11,005
	HCA Inc.	5.250%	6/15/26	27,947	27,620
	HCA Inc.	5.375%	9/1/26	15,310	15,162
	HCA Inc.	4.500%	2/15/27	5,934	5,713
[7]	HCA Inc.	3.125%	3/15/27	14,199	12,916
	HCA Inc.	5.625%	9/1/28	16,170	16,092
	HCA Inc.	5.875%	2/1/29	7,015	7,025
[7]	HCA Inc.	3.375%	3/15/29	4,825	4,229
	HCA Inc.	4.125%	6/15/29	25,418	23,204
	HCA Inc.	3.500%	9/1/30	41,750	35,922
	HCA Inc.	2.375%	7/15/31	10,998	8,540
[7]	HCA Inc.	3.625%	3/15/32	20,700	17,509
	HCA Inc.	5.125%	6/15/39	14,804	13,196
[7]	HCA Inc.	4.375%	3/15/42	8,270	6,609
	HCA Inc.	5.500%	6/15/47	26,064	23,186
	HCA Inc.	5.250%	6/15/49	26,077	22,323
	HCA Inc.	3.500%	7/15/51	5,230	3,376
[7]	HCA Inc.	4.625%	3/15/52	27,375	21,439
	Humana Inc.	3.850%	10/1/24	10,339	10,135
	Humana Inc.	4.500%	4/1/25	2,776	2,744
	Humana Inc.	1.350%	2/3/27	7,585	6,550
	Humana Inc.	3.950%	3/15/27	4,540	4,349
	Humana Inc.	5.750%	3/1/28	2,235	2,284
	Humana Inc.	3.125%	8/15/29	5,805	5,095
	Humana Inc.	4.875%	4/1/30	6,038	5,892
	Humana Inc.	2.150%	2/3/32	11,985	9,375
	Humana Inc.	5.875%	3/1/33	6,755	7,000
	Humana Inc.	4.625%	12/1/42	14,357	12,546
	Humana Inc.	4.950%	10/1/44	4,467	4,040
	Humana Inc.	4.800%	3/15/47	6,640	5,863
	Humana Inc.	3.950%	8/15/49	1,971	1,555
	IHC Health Services Inc.	4.131%	5/15/48	5,185	4,263

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illumina Inc.	5.750%	12/13/27	5,210	5,279
	Illumina Inc.	2.550%	3/23/31	6,626	5,302
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,175	4,272
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	2,509
	Inova Health System Foundation	4.068%	5/15/52	4,230	3,501
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	5,587
[4]	Iowa Health System	3.665%	2/15/50	7,625	5,514
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,669	6,903
	Johnson & Johnson	2.625%	1/15/25	13,905	13,395
	Johnson & Johnson	0.550%	9/1/25	15,357	13,870
	Johnson & Johnson	2.450%	3/1/26	27,387	25,752
	Johnson & Johnson	2.950%	3/3/27	19,488	18,415
	Johnson & Johnson	0.950%	9/1/27	8,344	7,195
	Johnson & Johnson	2.900%	1/15/28	17,800	16,593
	Johnson & Johnson	6.950%	9/1/29	3,395	4,012
	Johnson & Johnson	1.300%	9/1/30	19,615	15,830
	Johnson & Johnson	4.950%	5/15/33	9,673	10,047
	Johnson & Johnson	4.375%	12/5/33	16,510	16,280
	Johnson & Johnson	3.550%	3/1/36	16,223	14,364
	Johnson & Johnson	3.625%	3/3/37	11,036	9,821
	Johnson & Johnson	5.950%	8/15/37	13,339	14,839
	Johnson & Johnson	3.400%	1/15/38	9,498	8,105
	Johnson & Johnson	2.100%	9/1/40	32,707	22,462
	Johnson & Johnson	4.500%	9/1/40	7,197	6,868
	Johnson & Johnson	4.850%	5/15/41	1,811	1,786
	Johnson & Johnson	4.500%	12/5/43	16,393	15,670
	Johnson & Johnson	3.700%	3/1/46	21,741	18,320
	Johnson & Johnson	3.750%	3/3/47	11,421	9,657
	Johnson & Johnson	3.500%	1/15/48	7,397	6,051
	Johnson & Johnson	2.250%	9/1/50	3,387	2,124
	Johnson & Johnson	2.450%	9/1/60	5,645	3,465
	Kaiser Foundation Hospitals	3.150%	5/1/27	8,822	8,226
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	10,970	7,953
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,707	12,205
	Kaiser Foundation Hospitals	4.150%	5/1/47	18,763	15,929
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	17,416	12,541
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,290	4,957
	Koninklijke Philips NV	6.875%	3/11/38	5,655	5,989
	Koninklijke Philips NV	5.000%	3/15/42	11,299	9,898
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,995	10,655
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,421	7,024
	Laboratory Corp. of America Holdings	3.600%	2/1/25	8,548	8,276
	Laboratory Corp. of America Holdings	1.550%	6/1/26	3,424	3,032
	Laboratory Corp. of America Holdings	3.600%	9/1/27	2,815	2,669
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,788	6,697
	Laboratory Corp. of America Holdings	2.700%	6/1/31	3,125	2,589
	Laboratory Corp. of America Holdings	4.700%	2/1/45	13,563	11,688
[4]	Mass General Brigham Inc.	3.765%	7/1/48	875	682
[4]	Mass General Brigham Inc.	3.192%	7/1/49	8,400	5,844
[4]	Mass General Brigham Inc.	4.117%	7/1/55	3,125	2,481
[4]	Mass General Brigham Inc.	3.342%	7/1/60	9,965	6,711
[4]	Mayo Clinic	3.774%	11/15/43	6,741	5,496
[4]	Mayo Clinic	4.000%	11/15/47	3,425	2,840
[4]	Mayo Clinic	4.128%	11/15/52	2,815	2,367
[4]	Mayo Clinic	3.196%	11/15/61	5,823	3,844
	McKesson Corp.	3.796%	3/15/24	14,252	14,029
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKesson Corp.	0.900%	12/3/25	6,763	6,016
[4]	MedStar Health Inc.	3.626%	8/15/49	4,108	2,973
	Medtronic Inc.	4.375%	3/15/35	48,981	46,454
	Medtronic Inc.	4.625%	3/15/45	12,885	11,978
	Memorial Health Services	3.447%	11/1/49	7,300	5,224
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	4,560	4,458
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,962	1,971
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,765	10,557
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	3,090	2,550
	Merck & Co. Inc.	2.900%	3/7/24	6,788	6,635
	Merck & Co. Inc.	2.750%	2/10/25	32,881	31,521
	Merck & Co. Inc.	0.750%	2/24/26	9,477	8,399
	Merck & Co. Inc.	1.700%	6/10/27	23,265	20,662
	Merck & Co. Inc.	3.400%	3/7/29	23,136	21,548
	Merck & Co. Inc.	1.450%	6/24/30	7,705	6,148
	Merck & Co. Inc.	2.150%	12/10/31	23,570	19,260
	Merck & Co. Inc.	6.500%	12/1/33	10,762	12,162
	Merck & Co. Inc.	3.900%	3/7/39	11,900	10,454
	Merck & Co. Inc.	2.350%	6/24/40	16,597	11,579
	Merck & Co. Inc.	3.600%	9/15/42	7,049	5,796
	Merck & Co. Inc.	4.150%	5/18/43	11,282	10,025
	Merck & Co. Inc.	3.700%	2/10/45	25,142	20,687
	Merck & Co. Inc.	4.000%	3/7/49	13,482	11,553
	Merck & Co. Inc.	2.450%	6/24/50	4,800	3,070
	Merck & Co. Inc.	2.750%	12/10/51	56,445	37,990
	Merck & Co. Inc.	2.900%	12/10/61	34,935	22,515
[4]	Methodist Hospital	2.705%	12/1/50	7,125	4,447
[4]	Montefiore Obligated Group	5.246%	11/1/48	9,900	7,387
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	4,125	3,328
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	7,137	5,310
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,100	5,467
	MultiCare Health System	2.803%	8/15/50	3,895	2,300
	Mylan Inc.	4.550%	4/15/28	9,020	8,354
	Mylan Inc.	5.400%	11/29/43	7,035	5,573
	Mylan Inc.	5.200%	4/15/48	5,465	4,092
[4]	MyMichigan Health	3.409%	6/1/50	4,300	2,915
	New York & Presbyterian Hospital	2.256%	8/1/40	5,060	3,339
	New York & Presbyterian Hospital	4.024%	8/1/45	3,626	3,019
	New York & Presbyterian Hospital	4.063%	8/1/56	5,930	4,764
	New York & Presbyterian Hospital	2.606%	8/1/60	6,202	3,499
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	6,187	4,326
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	7,459
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	9,207
	Northwell Healthcare Inc.	3.809%	11/1/49	5,784	4,134
	Novant Health Inc.	2.637%	11/1/36	7,000	5,170
	Novant Health Inc.	3.168%	11/1/51	11,000	7,589
	Novant Health Inc.	3.318%	11/1/61	8,500	5,688
	Novartis Capital Corp.	3.400%	5/6/24	21,653	21,218
	Novartis Capital Corp.	1.750%	2/14/25	18,500	17,450
	Novartis Capital Corp.	3.000%	11/20/25	16,848	16,156
	Novartis Capital Corp.	2.000%	2/14/27	23,738	21,611
	Novartis Capital Corp.	3.100%	5/17/27	18,846	17,860
	Novartis Capital Corp.	2.200%	8/14/30	31,047	26,389
	Novartis Capital Corp.	3.700%	9/21/42	9,216	7,754
	Novartis Capital Corp.	4.400%	5/6/44	18,767	17,428
	Novartis Capital Corp.	4.000%	11/20/45	18,811	16,604
	Novartis Capital Corp.	2.750%	8/14/50	7,323	5,095
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	2,910
[4]	NYU Langone Hospitals	5.750%	7/1/43	4,840	4,894
	NYU Langone Hospitals	4.784%	7/1/44	4,116	3,673
[4]	NYU Langone Hospitals	4.368%	7/1/47	5,790	4,795
[4]	NYU Langone Hospitals	3.380%	7/1/55	8,350	5,567

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,704	2,676
	OhioHealth Corp.	2.297%	11/15/31	5,500	4,406
	OhioHealth Corp.	2.834%	11/15/41	5,000	3,545
[4]	OhioHealth Corp.	3.042%	11/15/50	5,135	3,583
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	3,166
	Orlando Health Obligated Group	3.327%	10/1/50	3,895	2,687
[4]	PeaceHealth Obligated Group	1.375%	11/15/25	2,825	2,531
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	4,625	3,816
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	7,125	4,640
	PerkinElmer Inc.	0.850%	9/15/24	7,500	6,957
	PerkinElmer Inc.	1.900%	9/15/28	6,538	5,422
	PerkinElmer Inc.	3.300%	9/15/29	8,505	7,415
	PerkinElmer Inc.	2.550%	3/15/31	6,795	5,489
	PerkinElmer Inc.	2.250%	9/15/31	9,125	7,145
	PerkinElmer Inc.	3.625%	3/15/51	5,160	3,579
	Pfizer Inc.	2.950%	3/15/24	3,676	3,593
	Pfizer Inc.	3.400%	5/15/24	10,006	9,822
	Pfizer Inc.	0.800%	5/28/25	8,356	7,646
	Pfizer Inc.	2.750%	6/3/26	32,773	30,901
	Pfizer Inc.	3.000%	12/15/26	15,784	14,961
	Pfizer Inc.	3.600%	9/15/28	7,685	7,365
	Pfizer Inc.	3.450%	3/15/29	35,884	33,806
	Pfizer Inc.	2.625%	4/1/30	19,324	16,944
	Pfizer Inc.	1.700%	5/28/30	14,997	12,332
	Pfizer Inc.	1.750%	8/18/31	14,715	11,831
	Pfizer Inc.	4.000%	12/15/36	13,027	11,898
	Pfizer Inc.	4.100%	9/15/38	14,047	12,737
	Pfizer Inc.	3.900%	3/15/39	18,494	16,318
	Pfizer Inc.	7.200%	3/15/39	16,719	20,279
	Pfizer Inc.	2.550%	5/28/40	14,927	10,850
	Pfizer Inc.	4.300%	6/15/43	9,826	9,037
	Pfizer Inc.	4.400%	5/15/44	10,769	10,002
	Pfizer Inc.	4.125%	12/15/46	18,529	16,388
	Pfizer Inc.	4.200%	9/15/48	18,147	16,242
	Pfizer Inc.	4.000%	3/15/49	15,932	13,821
	Pfizer Inc.	2.700%	5/28/50	15,665	10,664
	Pharmacia LLC	6.600%	12/1/28	10,371	11,405
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,024	4,630
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	2,100	1,426
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,500	2,779
	Presbyterian Healthcare Services	4.875%	8/1/52	4,200	3,915
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,579	5,209
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,934	7,516
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	5,667	4,398
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	6,380	5,019
	Quest Diagnostics Inc.	4.250%	4/1/24	3,939	3,900
	Quest Diagnostics Inc.	3.500%	3/30/25	6,131	5,913
	Quest Diagnostics Inc.	3.450%	6/1/26	10,474	10,015
	Quest Diagnostics Inc.	4.200%	6/30/29	6,018	5,754
	Quest Diagnostics Inc.	2.950%	6/30/30	15,040	13,003
	Quest Diagnostics Inc.	2.800%	6/30/31	6,002	5,024
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,285
	Quest Diagnostics Inc.	4.700%	3/30/45	3,334	2,805
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	2,619
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	17,731	13,728
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	6,268	3,907
	Royalty Pharma plc	1.200%	9/2/25	17,982	16,099
	Royalty Pharma plc	1.750%	9/2/27	14,845	12,609
	Royalty Pharma plc	2.200%	9/2/30	17,903	13,989
	Royalty Pharma plc	2.150%	9/2/31	5,265	3,976
	Royalty Pharma plc	3.300%	9/2/40	10,710	7,491
	Royalty Pharma plc	3.550%	9/2/50	14,242	9,185
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	3.350%	9/2/51	4,853	3,008
[4]	Rush Obligated Group	3.922%	11/15/29	4,350	3,930
	RWJ Barnabas Health Inc.	3.949%	7/1/46	6,756	5,479
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,260	1,648
	Sanofi	3.625%	6/19/28	16,345	15,604
[4]	Seattle Children's Hospital	2.719%	10/1/50	8,000	5,036
[4]	Sharp HealthCare	2.680%	8/1/50	3,905	2,405
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	64,428	60,566
	Smith & Nephew plc	2.032%	10/14/30	8,892	6,980
[4]	SSM Health Care Corp.	3.823%	6/1/27	5,460	5,155
[4]	Stanford Health Care	3.310%	8/15/30	511	455
[4]	Stanford Health Care	3.795%	11/15/48	9,644	7,672
	Stanford Health Care	3.027%	8/15/51	5,185	3,468
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,049	4,915
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	13,303	9,504
	Stryker Corp.	3.375%	5/15/24	14,552	14,202
	Stryker Corp.	1.150%	6/15/25	8,050	7,364
	Stryker Corp.	3.375%	11/1/25	14,265	13,798
	Stryker Corp.	3.500%	3/15/26	8,615	8,265
	Stryker Corp.	3.650%	3/7/28	8,112	7,706
	Stryker Corp.	1.950%	6/15/30	7,889	6,420
	Stryker Corp.	4.100%	4/1/43	5,227	4,275
	Stryker Corp.	4.375%	5/15/44	7,735	6,568
	Stryker Corp.	2.900%	6/15/50	2,675	1,803
[4]	Sutter Health	1.321%	8/15/25	3,725	3,386
[4]	Sutter Health	3.695%	8/15/28	4,610	4,224
[4]	Sutter Health	2.294%	8/15/30	9,050	7,307
[4]	Sutter Health	3.161%	8/15/40	5,250	3,927
[4]	Sutter Health	4.091%	8/15/48	4,950	3,998
[4]	Sutter Health	3.361%	8/15/50	8,300	5,777
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	26,661	26,466
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	29,945	24,438
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	16,693	12,248
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	28,367	19,403
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	11,284	7,589
	Texas Health Resources	2.328%	11/15/50	5,124	2,913
[4]	Texas Health Resources	4.330%	11/15/55	2,943	2,498
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,883	10,214
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,405	6,280
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	10,161	8,957
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	26,230	21,218
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	21,705	15,995
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	8,743	8,799
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,620	4,028
	Toledo Hospital	5.750%	11/15/38	6,204	5,822
[4]	Trinity Health Corp.	2.632%	12/1/40	2,900	1,991
	Trinity Health Corp.	4.125%	12/1/45	7,840	6,570
[4]	Trinity Health Corp.	3.434%	12/1/48	2,773	2,111
	UnitedHealth Group Inc.	3.500%	2/15/24	8,495	8,360
	UnitedHealth Group Inc.	2.375%	8/15/24	5,966	5,743
	UnitedHealth Group Inc.	5.000%	10/15/24	9,405	9,465
	UnitedHealth Group Inc.	3.750%	7/15/25	15,897	15,559
	UnitedHealth Group Inc.	5.150%	10/15/25	3,025	3,062
	UnitedHealth Group Inc.	3.700%	12/15/25	7,151	6,985
	UnitedHealth Group Inc.	1.250%	1/15/26	9,146	8,299
	UnitedHealth Group Inc.	3.100%	3/15/26	9,915	9,469
	UnitedHealth Group Inc.	1.150%	5/15/26	3,168	2,833
	UnitedHealth Group Inc.	3.450%	1/15/27	10,243	9,761
	UnitedHealth Group Inc.	3.375%	4/15/27	40,242	38,173
	UnitedHealth Group Inc.	3.700%	5/15/27	8,100	7,832
	UnitedHealth Group Inc.	2.950%	10/15/27	7,963	7,373
	UnitedHealth Group Inc.	5.250%	2/15/28	5,845	5,984
	UnitedHealth Group Inc.	3.850%	6/15/28	5,687	5,452
	UnitedHealth Group Inc.	3.875%	12/15/28	5,564	5,315
	UnitedHealth Group Inc.	2.875%	8/15/29	22,203	19,772
	UnitedHealth Group Inc.	5.300%	2/15/30	12,905	13,328

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.000%	5/15/30	15,228	12,603
	UnitedHealth Group Inc.	2.300%	5/15/31	26,507	22,082
	UnitedHealth Group Inc.	5.350%	2/15/33	40,225	41,663
	UnitedHealth Group Inc.	4.625%	7/15/35	14,882	14,421
	UnitedHealth Group Inc.	5.800%	3/15/36	8,439	8,921
	UnitedHealth Group Inc.	6.500%	6/15/37	9,320	10,419
	UnitedHealth Group Inc.	6.625%	11/15/37	14,597	16,540
	UnitedHealth Group Inc.	6.875%	2/15/38	23,531	27,600
	UnitedHealth Group Inc.	3.500%	8/15/39	22,665	18,587
	UnitedHealth Group Inc.	2.750%	5/15/40	14,931	10,877
	UnitedHealth Group Inc.	5.700%	10/15/40	4,113	4,266
	UnitedHealth Group Inc.	5.950%	2/15/41	8,235	8,737
	UnitedHealth Group Inc.	3.050%	5/15/41	16,035	12,081
	UnitedHealth Group Inc.	4.625%	11/15/41	12,300	11,315
	UnitedHealth Group Inc.	4.375%	3/15/42	4,210	3,783
	UnitedHealth Group Inc.	3.950%	10/15/42	13,856	11,731
	UnitedHealth Group Inc.	4.250%	3/15/43	8,336	7,388
	UnitedHealth Group Inc.	4.750%	7/15/45	13,098	12,379
	UnitedHealth Group Inc.	4.200%	1/15/47	17,260	14,820
	UnitedHealth Group Inc.	4.250%	4/15/47	13,530	11,666
	UnitedHealth Group Inc.	3.750%	10/15/47	11,389	9,102
	UnitedHealth Group Inc.	4.250%	6/15/48	22,833	19,911
	UnitedHealth Group Inc.	4.450%	12/15/48	5,186	4,624
	UnitedHealth Group Inc.	3.700%	8/15/49	17,454	13,802
	UnitedHealth Group Inc.	2.900%	5/15/50	14,865	10,131
	UnitedHealth Group Inc.	3.250%	5/15/51	30,430	21,932
	UnitedHealth Group Inc.	5.875%	2/15/53	30,370	32,974
	UnitedHealth Group Inc.	3.875%	8/15/59	9,103	7,154
	UnitedHealth Group Inc.	3.125%	5/15/60	13,409	9,093
	UnitedHealth Group Inc.	6.050%	2/15/63	28,155	31,003
[7]	Universal Health Services Inc.	1.650%	9/1/26	3,475	2,982
	Universal Health Services Inc.	2.650%	10/15/30	13,959	11,110
[4]	UPMC	3.600%	4/3/25	6,705	6,468
	Utah Acquisition Sub Inc.	3.950%	6/15/26	32,935	30,781
	Utah Acquisition Sub Inc.	5.250%	6/15/46	17,935	13,590
	Viatris Inc.	1.650%	6/22/25	8,435	7,642
	Viatris Inc.	2.300%	6/22/27	5,475	4,679
	Viatris Inc.	2.700%	6/22/30	10,835	8,494
	Viatris Inc.	3.850%	6/22/40	10,735	7,194
	Viatris Inc.	4.000%	6/22/50	16,450	10,190
[4]	WakeMed	3.286%	10/1/52	3,225	2,139
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	2,635	1,681
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	4,051	3,591
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	8,100	5,116
	Wyeth LLC	7.250%	3/1/23	2,400	2,407
	Wyeth LLC	6.450%	2/1/24	12,335	12,532
	Wyeth LLC	6.500%	2/1/34	12,797	14,505
	Wyeth LLC	6.000%	2/15/36	5,631	6,021
	Wyeth LLC	5.950%	4/1/37	15,577	16,835
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,500	3,247
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,328
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	6,000	5,584
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	10,928	10,304
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	15,780	12,755
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,190	2,109
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,000	7,129
	Zoetis Inc.	4.500%	11/13/25	4,728	4,704
	Zoetis Inc.	3.000%	9/12/27	15,074	13,936
	Zoetis Inc.	3.900%	8/20/28	8,670	8,243
	Zoetis Inc.	2.000%	5/15/30	3,730	3,028
	Zoetis Inc.	5.600%	11/16/32	10,180	10,562
	Zoetis Inc.	4.700%	2/1/43	10,918	9,881
	Zoetis Inc.	3.950%	9/12/47	9,173	7,403
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	4.450%	8/20/48	16,766	14,581
	Zoetis Inc.	3.000%	5/15/50	2,712	1,838
					7,914,551
Industrials (2.0%)
[4]	3M Co.	3.250%	2/14/24	15,174	14,891
	3M Co.	2.000%	2/14/25	7,774	7,361
	3M Co.	2.650%	4/15/25	16,225	15,500
[4]	3M Co.	3.000%	8/7/25	8,341	7,998
[4]	3M Co.	2.250%	9/19/26	14,797	13,655
	3M Co.	2.875%	10/15/27	6,864	6,352
[4]	3M Co.	3.625%	9/14/28	1,795	1,702
[4]	3M Co.	3.375%	3/1/29	15,200	13,983
	3M Co.	2.375%	8/26/29	18,341	15,568
	3M Co.	3.050%	4/15/30	5,225	4,597
[4]	3M Co.	5.700%	3/15/37	63	65
[4]	3M Co.	3.875%	6/15/44	1,401	1,116
[4]	3M Co.	3.125%	9/19/46	12,930	8,881
[4]	3M Co.	3.625%	10/15/47	10,207	7,630
[4]	3M Co.	4.000%	9/14/48	15,345	12,126
	3M Co.	3.250%	8/26/49	8,991	6,281
	3M Co.	3.700%	4/15/50	679	522
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,814	4,467
	Allegion plc	3.500%	10/1/29	5,779	4,981
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,775	1,705
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	4,690
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,800	7,032
[4]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	741	667
[4]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,554	2,276
[4]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,771	6,771
[4]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,333	3,748
[4]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,871	1,669
[4]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	2,899	2,511
[4]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	7,815	6,523
	Amphenol Corp.	3.200%	4/1/24	4,680	4,574
	Amphenol Corp.	2.050%	3/1/25	3,600	3,379
	Amphenol Corp.	4.350%	6/1/29	5,531	5,274
	Amphenol Corp.	2.800%	2/15/30	16,623	14,209
	Amphenol Corp.	2.200%	9/15/31	4,430	3,510
[4]	BNSF Funding Trust I	6.613%	12/15/55	1,050	990
	Boeing Co.	2.800%	3/1/23	9,441	9,397
	Boeing Co.	4.508%	5/1/23	38,804	38,677
	Boeing Co.	1.875%	6/15/23	13,224	13,002
	Boeing Co.	1.433%	2/4/24	30,977	29,632
	Boeing Co.	2.800%	3/1/24	6,075	5,880
	Boeing Co.	2.850%	10/30/24	8,253	7,899
	Boeing Co.	2.500%	3/1/25	2,831	2,655
	Boeing Co.	4.875%	5/1/25	50,415	50,008
	Boeing Co.	7.250%	6/15/25	675	703
	Boeing Co.	2.600%	10/30/25	4,860	4,531
	Boeing Co.	2.750%	2/1/26	10,351	9,612
	Boeing Co.	2.196%	2/4/26	75,147	68,303
	Boeing Co.	3.100%	5/1/26	10,620	9,985
	Boeing Co.	2.250%	6/15/26	7,201	6,497
	Boeing Co.	2.700%	2/1/27	15,316	13,830
	Boeing Co.	2.800%	3/1/27	7,048	6,360
	Boeing Co.	5.040%	5/1/27	24,455	24,199
	Boeing Co.	3.250%	2/1/28	19,903	18,174
	Boeing Co.	3.250%	3/1/28	5,397	4,831
	Boeing Co.	3.200%	3/1/29	11,862	10,436
	Boeing Co.	2.950%	2/1/30	13,751	11,640

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	5.150%	5/1/30	54,770	53,415
Boeing Co.	3.625%	2/1/31	18,701	16,368
Boeing Co.	6.125%	2/15/33	9,006	9,150
Boeing Co.	3.600%	5/1/34	13,529	10,796
Boeing Co.	3.250%	2/1/35	9,391	7,132
Boeing Co.	6.625%	2/15/38	9,050	9,350
Boeing Co.	3.550%	3/1/38	4,778	3,519
Boeing Co.	3.500%	3/1/39	5,002	3,619
Boeing Co.	6.875%	3/15/39	12,203	12,867
Boeing Co.	5.875%	2/15/40	7,900	7,597
Boeing Co.	5.705%	5/1/40	38,945	37,076
Boeing Co.	3.375%	6/15/46	5,380	3,491
Boeing Co.	3.650%	3/1/47	10,167	6,774
Boeing Co.	3.625%	3/1/48	4,655	3,094
Boeing Co.	3.850%	11/1/48	4,594	3,175
Boeing Co.	3.900%	5/1/49	13,850	9,763
Boeing Co.	3.750%	2/1/50	9,125	6,290
Boeing Co.	5.805%	5/1/50	57,266	53,280
Boeing Co.	3.825%	3/1/59	7,425	4,780
Boeing Co.	3.950%	8/1/59	7,120	4,779
Boeing Co.	5.930%	5/1/60	44,196	40,584
Burlington Northern Santa Fe LLC	3.750%	4/1/24	10,006	9,866
Burlington Northern Santa Fe LLC	3.400%	9/1/24	14,469	14,139
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	11,831
Burlington Northern Santa Fe LLC	3.650%	9/1/25	12,382	12,033
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,116	2,258
Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,192	6,804
Burlington Northern Santa Fe LLC	6.200%	8/15/36	4,000	4,342
Burlington Northern Santa Fe LLC	6.150%	5/1/37	5,476	5,964
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,849	9,262
Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,905	8,695
Burlington Northern Santa Fe LLC	5.400%	6/1/41	15,291	15,408
Burlington Northern Santa Fe LLC	4.950%	9/15/41	6,925	6,647
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,771	9,706
Burlington Northern Santa Fe LLC	4.375%	9/1/42	12,897	11,444
Burlington Northern Santa Fe LLC	4.450%	3/15/43	16,102	14,403
Burlington Northern Santa Fe LLC	5.150%	9/1/43	5,913	5,793
Burlington Northern Santa Fe LLC	4.900%	4/1/44	17,104	16,189
Burlington Northern Santa Fe LLC	4.550%	9/1/44	14,532	13,192
Burlington Northern Santa Fe LLC	4.150%	4/1/45	17,427	14,898
Burlington Northern Santa Fe LLC	4.700%	9/1/45	9,883	9,090
Burlington Northern Santa Fe LLC	3.900%	8/1/46	16,219	13,229
Burlington Northern Santa Fe LLC	4.125%	6/15/47	15,088	12,833
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,701	4,770
Burlington Northern Santa Fe LLC	4.150%	12/15/48	7,161	6,097
Burlington Northern Santa Fe LLC	3.550%	2/15/50	15,870	12,217
Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,295	4,374
Burlington Northern Santa Fe LLC	3.300%	9/15/51	22,669	16,604
Burlington Northern Santa Fe LLC	2.875%	6/15/52	9,055	6,070
Canadian National Railway Co.	2.950%	11/21/24	4,324	4,161
Canadian National Railway Co.	2.750%	3/1/26	8,607	8,112
Canadian National Railway Co.	6.900%	7/15/28	2,350	2,591
Canadian National Railway Co.	3.850%	8/5/32	2,500	2,323
Canadian National Railway Co.	6.250%	8/1/34	1,784	1,950
Canadian National Railway Co.	6.200%	6/1/36	6,498	7,039
Canadian National Railway Co.	6.375%	11/15/37	4,603	5,039
Canadian National Railway Co.	3.200%	8/2/46	7,988	5,880
Canadian National Railway Co.	3.650%	2/3/48	4,158	3,325
Canadian National Railway Co.	4.450%	1/20/49	1,955	1,760
Canadian National Railway Co.	2.450%	5/1/50	15,950	10,017
Canadian National Railway Co.	4.400%	8/5/52	11,410	10,200
Canadian Pacific Railway Co.	1.350%	12/2/24	6,070	5,664
Canadian Pacific Railway Co.	2.900%	2/1/25	7,741	7,409
Canadian Pacific Railway Co.	1.750%	12/2/26	4,911	4,376
Canadian Pacific Railway Co.	4.000%	6/1/28	2,346	2,243
Canadian Pacific Railway Co.	2.050%	3/5/30	4,848	3,973
Canadian Pacific Railway Co.	7.125%	10/15/31	1,677	1,860
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	2.450%	12/2/31	19,543	16,267
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,218	3,009
	Canadian Pacific Railway Co.	5.950%	5/15/37	15,839	16,397
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,860	9,664
	Canadian Pacific Railway Co.	5.750%	1/15/42	12,745	12,756
	Canadian Pacific Railway Co.	4.800%	8/1/45	5,846	5,319
	Canadian Pacific Railway Co.	3.100%	12/2/51	30,256	20,619
	Canadian Pacific Railway Co.	6.125%	9/15/15	6,474	6,512
	Carrier Global Corp.	2.242%	2/15/25	27,128	25,582
	Carrier Global Corp.	2.493%	2/15/27	17,752	16,013
	Carrier Global Corp.	2.722%	2/15/30	41,357	34,853
	Carrier Global Corp.	2.700%	2/15/31	6,128	5,053
	Carrier Global Corp.	3.377%	4/5/40	26,976	20,438
	Carrier Global Corp.	3.577%	4/5/50	34,957	25,038
[4]	Caterpillar Financial Services Corp.	0.950%	1/10/24	14,057	13,516
[4]	Caterpillar Financial Services Corp.	2.850%	5/17/24	8,387	8,153
[4]	Caterpillar Financial Services Corp.	3.300%	6/9/24	8,773	8,574
[4]	Caterpillar Financial Services Corp.	0.600%	9/13/24	9,430	8,792
[4]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,613	11,073
[4]	Caterpillar Financial Services Corp.	3.250%	12/1/24	16,400	15,934
[4]	Caterpillar Financial Services Corp.	4.900%	1/17/25	7,575	7,587
[4]	Caterpillar Financial Services Corp.	1.450%	5/15/25	6,757	6,277
[4]	Caterpillar Financial Services Corp.	3.650%	8/12/25	10,025	9,779
[4]	Caterpillar Financial Services Corp.	0.800%	11/13/25	10,256	9,216
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,518	9,380
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,562	6,062
[4]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,445	4,808
[4]	Caterpillar Financial Services Corp.	1.700%	1/8/27	7,225	6,514
[4]	Caterpillar Financial Services Corp.	3.600%	8/12/27	10,370	9,905
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	7,897	6,751
	Caterpillar Inc.	3.400%	5/15/24	18,576	18,215
	Caterpillar Inc.	2.600%	9/19/29	12,060	10,606
	Caterpillar Inc.	2.600%	4/9/30	20,774	18,124
	Caterpillar Inc.	5.300%	9/15/35	3,563	3,637
	Caterpillar Inc.	6.050%	8/15/36	10,131	11,013
	Caterpillar Inc.	3.803%	8/15/42	24,914	21,203
	Caterpillar Inc.	4.300%	5/15/44	5,966	5,436
	Caterpillar Inc.	3.250%	9/19/49	13,691	10,388
	Caterpillar Inc.	3.250%	4/9/50	7,143	5,459
	Caterpillar Inc.	4.750%	5/15/64	5,765	5,496
	CH Robinson Worldwide Inc.	4.200%	4/15/28	6,803	6,429
	CNH Industrial Capital LLC	4.200%	1/15/24	27,900	27,515
	CNH Industrial Capital LLC	5.450%	10/14/25	3,250	3,271
	CNH Industrial Capital LLC	1.875%	1/15/26	6,571	5,981
	CNH Industrial Capital LLC	1.450%	7/15/26	3,231	2,857
[4]	CNH Industrial NV	3.850%	11/15/27	8,073	7,594
[4]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	744	708
	Crane Holdings Co.	4.200%	3/15/48	5,000	3,548
	CSX Corp.	3.400%	8/1/24	5,250	5,127
	CSX Corp.	3.350%	11/1/25	15,336	14,709
	CSX Corp.	2.600%	11/1/26	9,568	8,829
	CSX Corp.	3.250%	6/1/27	13,869	12,993

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.800%	3/1/28	7,562	7,211
	CSX Corp.	4.250%	3/15/29	19,798	19,016
	CSX Corp.	2.400%	2/15/30	8,450	7,140
	CSX Corp.	4.100%	11/15/32	12,777	11,969
	CSX Corp.	6.000%	10/1/36	7,360	7,704
	CSX Corp.	6.150%	5/1/37	10,317	11,010
	CSX Corp.	6.220%	4/30/40	10,471	11,330
	CSX Corp.	5.500%	4/15/41	5,057	5,080
	CSX Corp.	4.750%	5/30/42	4,285	3,917
	CSX Corp.	4.400%	3/1/43	913	790
	CSX Corp.	4.100%	3/15/44	10,910	9,132
	CSX Corp.	3.800%	11/1/46	5,787	4,559
	CSX Corp.	4.300%	3/1/48	6,255	5,337
	CSX Corp.	4.750%	11/15/48	8,026	7,291
	CSX Corp.	4.500%	3/15/49	14,323	12,527
	CSX Corp.	3.350%	9/15/49	10,351	7,458
	CSX Corp.	3.800%	4/15/50	2,425	1,883
	CSX Corp.	2.500%	5/15/51	4,769	2,896
	CSX Corp.	4.500%	11/15/52	1,320	1,153
	CSX Corp.	4.500%	8/1/54	2,150	1,828
	CSX Corp.	4.250%	11/1/66	9,495	7,486
	CSX Corp.	4.650%	3/1/68	12,634	10,719
	Cummins Inc.	0.750%	9/1/25	4,128	3,723
	Cummins Inc.	1.500%	9/1/30	5,045	3,971
	Cummins Inc.	4.875%	10/1/43	9,486	8,944
	Cummins Inc.	2.600%	9/1/50	8,545	5,332
	Deere & Co.	2.750%	4/15/25	11,955	11,485
	Deere & Co.	5.375%	10/16/29	10,484	10,859
	Deere & Co.	3.100%	4/15/30	12,135	10,879
	Deere & Co.	7.125%	3/3/31	1,653	1,895
	Deere & Co.	3.900%	6/9/42	8,444	7,483
	Deere & Co.	2.875%	9/7/49	2,280	1,633
	Deere & Co.	3.750%	4/15/50	10,675	9,049
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,200	1,130
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,000	5,809
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	8,025	6,846
	Dover Corp.	3.150%	11/15/25	9,140	8,702
	Dover Corp.	2.950%	11/4/29	4,247	3,692
	Dover Corp.	5.375%	10/15/35	2,460	2,395
	Dover Corp.	5.375%	3/1/41	4,109	3,950
	Eaton Corp.	3.103%	9/15/27	15,062	14,029
	Eaton Corp.	4.000%	11/2/32	11,937	10,998
	Eaton Corp.	4.150%	3/15/33	15,652	14,583
	Eaton Corp.	4.150%	11/2/42	5,937	5,061
	Eaton Corp.	3.915%	9/15/47	3,988	3,235
	Eaton Corp.	4.700%	8/23/52	8,149	7,429
	Emerson Electric Co.	3.150%	6/1/25	7,044	6,811
	Emerson Electric Co.	0.875%	10/15/26	7,379	6,393
	Emerson Electric Co.	1.800%	10/15/27	16,158	14,119
	Emerson Electric Co.	2.000%	12/21/28	8,555	7,278
	Emerson Electric Co.	1.950%	10/15/30	7,745	6,271
	Emerson Electric Co.	2.200%	12/21/31	13,509	10,920
	Emerson Electric Co.	2.750%	10/15/50	10,412	6,756
	Emerson Electric Co.	2.800%	12/21/51	10,875	7,035
	FedEx Corp.	3.250%	4/1/26	11,480	10,918
	FedEx Corp.	3.400%	2/15/28	5,891	5,448
	FedEx Corp.	4.200%	10/17/28	150	143
	FedEx Corp.	3.100%	8/5/29	14,040	12,340
	FedEx Corp.	4.250%	5/15/30	4,481	4,225
	FedEx Corp.	2.400%	5/15/31	6,997	5,648
	FedEx Corp.	4.900%	1/15/34	5,402	5,133
	FedEx Corp.	3.900%	2/1/35	13,629	11,588
	FedEx Corp.	3.250%	5/15/41	9,430	6,765
	FedEx Corp.	3.875%	8/1/42	754	575
	FedEx Corp.	4.100%	4/15/43	6,820	5,320
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	5.100%	1/15/44	5,262	4,685
	FedEx Corp.	4.100%	2/1/45	6,562	5,076
	FedEx Corp.	4.750%	11/15/45	20,438	17,312
	FedEx Corp.	4.550%	4/1/46	16,350	13,309
	FedEx Corp.	4.400%	1/15/47	9,845	7,826
	FedEx Corp.	4.050%	2/15/48	14,191	10,779
	FedEx Corp.	4.950%	10/17/48	11,552	10,100
	FedEx Corp.	5.250%	5/15/50	11,737	10,785
	FedEx Corp.	4.500%	2/1/65	1,124	826
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19,397	15,772
	Fortive Corp.	3.150%	6/15/26	12,189	11,390
	Fortive Corp.	4.300%	6/15/46	5,900	4,585
	General Dynamics Corp.	2.375%	11/15/24	9,855	9,408
	General Dynamics Corp.	3.250%	4/1/25	1,891	1,833
	General Dynamics Corp.	3.500%	5/15/25	15,034	14,645
	General Dynamics Corp.	2.125%	8/15/26	7,189	6,588
	General Dynamics Corp.	2.625%	11/15/27	14,254	12,958
	General Dynamics Corp.	3.750%	5/15/28	11,874	11,318
	General Dynamics Corp.	3.625%	4/1/30	14,421	13,434
	General Dynamics Corp.	4.250%	4/1/40	9,590	8,755
	General Dynamics Corp.	3.600%	11/15/42	4,598	3,762
[4]	General Electric Co.	5.875%	1/14/38	22,600	23,024
	Honeywell International Inc.	2.300%	8/15/24	17,211	16,535
	Honeywell International Inc.	4.850%	11/1/24	9,050	9,082
	Honeywell International Inc.	1.350%	6/1/25	16,155	14,945
	Honeywell International Inc.	2.500%	11/1/26	24,761	22,858
	Honeywell International Inc.	1.100%	3/1/27	15,776	13,751
	Honeywell International Inc.	4.950%	2/15/28	6,183	6,280
	Honeywell International Inc.	2.700%	8/15/29	9,505	8,446
	Honeywell International Inc.	1.950%	6/1/30	13,420	11,101
	Honeywell International Inc.	1.750%	9/1/31	22,056	17,473
	Honeywell International Inc.	5.000%	2/15/33	14,144	14,419
	Honeywell International Inc.	5.700%	3/15/36	5,569	5,901
	Honeywell International Inc.	5.700%	3/15/37	8,280	8,744
	Honeywell International Inc.	5.375%	3/1/41	3,699	3,812
	Honeywell International Inc.	3.812%	11/21/47	4,946	4,118
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	8,778	8,457
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,711	8,817
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	6,940	5,722
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	8,321	7,537
	IDEX Corp.	3.000%	5/1/30	5,315	4,573
	Illinois Tool Works Inc.	3.500%	3/1/24	6,350	6,249
	Illinois Tool Works Inc.	2.650%	11/15/26	19,981	18,563
	Illinois Tool Works Inc.	4.875%	9/15/41	4,695	4,556
	Illinois Tool Works Inc.	3.900%	9/1/42	18,070	15,402
	JB Hunt Transport Services Inc.	3.875%	3/1/26	8,863	8,582
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,301	5,579
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,624	7,073
[4]	John Deere Capital Corp.	0.900%	1/10/24	5,000	4,807
[4]	John Deere Capital Corp.	2.600%	3/7/24	6,045	5,890
[4]	John Deere Capital Corp.	3.350%	6/12/24	22,517	22,063
[4]	John Deere Capital Corp.	2.650%	6/24/24	7,058	6,838
[4]	John Deere Capital Corp.	0.625%	9/10/24	6,717	6,270
[4]	John Deere Capital Corp.	2.050%	1/9/25	11,649	11,065
[4]	John Deere Capital Corp.	1.250%	1/10/25	13,455	12,601
[4]	John Deere Capital Corp.	3.450%	3/13/25	18,523	18,043
[4]	John Deere Capital Corp.	3.400%	6/6/25	8,989	8,731
[4]	John Deere Capital Corp.	4.050%	9/8/25	5,110	5,034
[4]	John Deere Capital Corp.	3.400%	9/11/25	5,310	5,142
[4]	John Deere Capital Corp.	0.700%	1/15/26	3,383	3,010
[4]	John Deere Capital Corp.	2.650%	6/10/26	8,155	7,645
[4]	John Deere Capital Corp.	1.050%	6/17/26	7,750	6,878
[4]	John Deere Capital Corp.	2.250%	9/14/26	25,162	23,218
[4]	John Deere Capital Corp.	1.700%	1/11/27	11,375	10,150

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Capital Corp.	1.750%	3/9/27	7,006	6,240
[4]	John Deere Capital Corp.	2.800%	9/8/27	13,249	12,210
[4]	John Deere Capital Corp.	4.150%	9/15/27	11,000	10,800
[4]	John Deere Capital Corp.	3.050%	1/6/28	14,621	13,660
[4]	John Deere Capital Corp.	3.450%	3/7/29	7,400	6,871
[4]	John Deere Capital Corp.	2.800%	7/18/29	11,169	9,946
[4]	John Deere Capital Corp.	4.850%	10/11/29	3,345	3,346
[4]	John Deere Capital Corp.	2.450%	1/9/30	11,677	10,067
	John Deere Capital Corp.	1.450%	1/15/31	5,983	4,670
[4]	John Deere Capital Corp.	4.350%	9/15/32	9,250	8,982
[4]	Johnson Controls International plc	3.625%	7/2/24	2,450	2,398
[4]	Johnson Controls International plc	3.900%	2/14/26	5,859	5,687
	Johnson Controls International plc	1.750%	9/15/30	8,807	7,019
	Johnson Controls International plc	2.000%	9/16/31	4,461	3,528
[4]	Johnson Controls International plc	6.000%	1/15/36	2,838	2,944
[4]	Johnson Controls International plc	4.625%	7/2/44	11,047	9,545
[4]	Johnson Controls International plc	5.125%	9/14/45	3,763	3,432
	Johnson Controls International plc	4.500%	2/15/47	10,136	8,400
[4]	Johnson Controls International plc	4.950%	7/2/64	5,422	4,535
	Kansas City Southern	2.875%	11/15/29	6,985	6,031
[4]	Kansas City Southern	4.300%	5/15/43	5,740	4,772
[4]	Kansas City Southern	4.950%	8/15/45	9,069	8,190
	Kansas City Southern	4.700%	5/1/48	10,942	9,518
	Kansas City Southern	3.500%	5/1/50	10,475	7,477
	Kennametal Inc.	4.625%	6/15/28	8,800	8,266
	Keysight Technologies Inc.	4.550%	10/30/24	13,592	13,402
	Keysight Technologies Inc.	4.600%	4/6/27	10,021	9,807
	Keysight Technologies Inc.	3.000%	10/30/29	2,800	2,429
	Kirby Corp.	4.200%	3/1/28	13,926	12,692
	L3Harris Technologies Inc.	3.950%	5/28/24	5,069	4,980
	L3Harris Technologies Inc.	3.832%	4/27/25	18,538	18,018
	L3Harris Technologies Inc.	3.850%	12/15/26	6,946	6,637
	L3Harris Technologies Inc.	4.400%	6/15/28	2,756	2,651
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	17,497	16,899
	L3Harris Technologies Inc.	2.900%	12/15/29	7,434	6,356
	L3Harris Technologies Inc.	1.800%	1/15/31	6,595	5,064
	L3Harris Technologies Inc.	4.854%	4/27/35	6,591	6,140
	L3Harris Technologies Inc.	5.054%	4/27/45	7,051	6,318
	Lennox International Inc.	3.000%	11/15/23	1,075	1,054
	Lennox International Inc.	1.350%	8/1/25	5,850	5,280
	Lennox International Inc.	1.700%	8/1/27	5,850	5,026
	Lockheed Martin Corp.	4.950%	10/15/25	1,000	1,007
	Lockheed Martin Corp.	3.550%	1/15/26	14,829	14,404
	Lockheed Martin Corp.	5.100%	11/15/27	13,483	13,809
	Lockheed Martin Corp.	1.850%	6/15/30	1,370	1,123
	Lockheed Martin Corp.	3.900%	6/15/32	9,870	9,270
	Lockheed Martin Corp.	5.250%	1/15/33	15,450	15,973
	Lockheed Martin Corp.	3.600%	3/1/35	12,889	11,430
	Lockheed Martin Corp.	4.500%	5/15/36	10,035	9,560
[4]	Lockheed Martin Corp.	6.150%	9/1/36	8,825	9,572
	Lockheed Martin Corp.	5.720%	6/1/40	6,390	6,743
	Lockheed Martin Corp.	4.070%	12/15/42	18,034	15,578
	Lockheed Martin Corp.	3.800%	3/1/45	9,584	7,854
	Lockheed Martin Corp.	4.700%	5/15/46	20,136	18,757
	Lockheed Martin Corp.	4.090%	9/15/52	21,371	18,102
	Lockheed Martin Corp.	4.150%	6/15/53	10,105	8,590
	Lockheed Martin Corp.	5.700%	11/15/54	15,360	16,289
	Lockheed Martin Corp.	4.300%	6/15/62	3,725	3,134
	Lockheed Martin Corp.	5.900%	11/15/63	18,245	19,707
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	15,301	15,245
[4]	Nature Conservancy	3.957%	3/1/52	4,400	3,515
	Norfolk Southern Corp.	3.850%	1/15/24	3,285	3,244
	Norfolk Southern Corp.	3.650%	8/1/25	2,323	2,251
	Norfolk Southern Corp.	2.900%	6/15/26	4,921	4,609
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,198
	Norfolk Southern Corp.	3.150%	6/1/27	10,483	9,765
	Norfolk Southern Corp.	3.800%	8/1/28	11,370	10,833
	Norfolk Southern Corp.	2.550%	11/1/29	11,516	9,870
	Norfolk Southern Corp.	2.300%	5/15/31	6,020	4,950
	Norfolk Southern Corp.	3.000%	3/15/32	8,589	7,350
	Norfolk Southern Corp.	7.050%	5/1/37	1,347	1,454
	Norfolk Southern Corp.	4.837%	10/1/41	15,351	14,115
	Norfolk Southern Corp.	3.950%	10/1/42	1,768	1,456
	Norfolk Southern Corp.	4.450%	6/15/45	7,773	6,657
	Norfolk Southern Corp.	4.650%	1/15/46	7,172	6,350
	Norfolk Southern Corp.	3.942%	11/1/47	4,286	3,455
	Norfolk Southern Corp.	4.150%	2/28/48	2,483	2,065
	Norfolk Southern Corp.	4.100%	5/15/49	6,125	4,973
	Norfolk Southern Corp.	3.400%	11/1/49	5,640	4,050
	Norfolk Southern Corp.	3.050%	5/15/50	11,473	7,701
	Norfolk Southern Corp.	4.050%	8/15/52	7,649	6,159
	Norfolk Southern Corp.	4.550%	6/1/53	7,265	6,348
	Norfolk Southern Corp.	3.155%	5/15/55	24,352	16,219
	Norfolk Southern Corp.	4.100%	5/15/21	9,317	6,491
	Northrop Grumman Corp.	2.930%	1/15/25	11,220	10,768
	Northrop Grumman Corp.	3.200%	2/1/27	3,604	3,384
	Northrop Grumman Corp.	3.250%	1/15/28	36,974	34,195
	Northrop Grumman Corp.	4.400%	5/1/30	16,818	16,180
[4]	Northrop Grumman Corp.	7.750%	2/15/31	5,416	6,285
	Northrop Grumman Corp.	5.150%	5/1/40	25,334	24,711
	Northrop Grumman Corp.	5.050%	11/15/40	7,599	7,268
	Northrop Grumman Corp.	4.750%	6/1/43	15,495	14,323
	Northrop Grumman Corp.	3.850%	4/15/45	6,110	4,879
	Northrop Grumman Corp.	4.030%	10/15/47	30,316	25,127
	Northrop Grumman Corp.	5.250%	5/1/50	1,827	1,807
	nVent Finance Sarl	4.550%	4/15/28	7,211	6,656
	Oshkosh Corp.	4.600%	5/15/28	9,000	8,552
	Oshkosh Corp.	3.100%	3/1/30	1,300	1,097
	Otis Worldwide Corp.	2.056%	4/5/25	12,323	11,539
	Otis Worldwide Corp.	2.293%	4/5/27	8,475	7,610
	Otis Worldwide Corp.	2.565%	2/15/30	22,644	19,037
	Otis Worldwide Corp.	3.112%	2/15/40	14,948	11,018
	Otis Worldwide Corp.	3.362%	2/15/50	6,108	4,282
[4]	PACCAR Financial Corp.	0.350%	2/2/24	4,265	4,059
[4]	PACCAR Financial Corp.	3.150%	6/13/24	2,310	2,255
[4]	PACCAR Financial Corp.	2.150%	8/15/24	6,264	5,972
[4]	PACCAR Financial Corp.	1.800%	2/6/25	7,744	7,283
	Parker-Hannifin Corp.	2.700%	6/14/24	10,819	10,425
[4]	Parker-Hannifin Corp.	3.300%	11/21/24	15,596	15,085
	Parker-Hannifin Corp.	3.250%	3/1/27	21,914	20,486
	Parker-Hannifin Corp.	3.250%	6/14/29	10,837	9,688
	Parker-Hannifin Corp.	4.500%	9/15/29	1,506	1,448
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	6,169	5,546
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	5,158	5,334
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	7,838	6,736
	Parker-Hannifin Corp.	4.100%	3/1/47	8,592	6,856
	Parker-Hannifin Corp.	4.000%	6/14/49	12,883	10,171
	Pentair Finance Sarl	4.500%	7/1/29	5,641	5,231
	Precision Castparts Corp.	3.250%	6/15/25	15,685	15,177
	Precision Castparts Corp.	3.900%	1/15/43	6,290	5,253
	Precision Castparts Corp.	4.375%	6/15/45	4,542	3,973
	Raytheon Technologies Corp.	3.200%	3/15/24	14,888	14,562
	Raytheon Technologies Corp.	3.950%	8/16/25	19,181	18,749
	Raytheon Technologies Corp.	2.650%	11/1/26	3,473	3,200
	Raytheon Technologies Corp.	3.500%	3/15/27	12,829	12,223
	Raytheon Technologies Corp.	3.125%	5/4/27	10,599	9,877

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	7.200%	8/15/27	3,260	3,585
	Raytheon Technologies Corp.	4.125%	11/16/28	48,317	46,304
	Raytheon Technologies Corp.	2.250%	7/1/30	7,203	5,992
	Raytheon Technologies Corp.	1.900%	9/1/31	15,367	12,050
	Raytheon Technologies Corp.	2.375%	3/15/32	13,340	10,815
	Raytheon Technologies Corp.	5.400%	5/1/35	10,810	10,816
	Raytheon Technologies Corp.	6.050%	6/1/36	14,828	15,676
	Raytheon Technologies Corp.	6.125%	7/15/38	6,758	7,209
	Raytheon Technologies Corp.	4.450%	11/16/38	13,215	12,013
	Raytheon Technologies Corp.	4.700%	12/15/41	9,230	8,426
	Raytheon Technologies Corp.	4.500%	6/1/42	43,215	38,891
	Raytheon Technologies Corp.	4.800%	12/15/43	13,956	12,711
	Raytheon Technologies Corp.	4.150%	5/15/45	13,119	10,939
	Raytheon Technologies Corp.	3.750%	11/1/46	15,781	12,288
	Raytheon Technologies Corp.	4.350%	4/15/47	16,697	14,324
	Raytheon Technologies Corp.	4.050%	5/4/47	18,347	15,045
	Raytheon Technologies Corp.	4.625%	11/16/48	4,252	3,848
	Raytheon Technologies Corp.	3.125%	7/1/50	9,229	6,501
	Raytheon Technologies Corp.	2.820%	9/1/51	18,990	12,385
	Raytheon Technologies Corp.	3.030%	3/15/52	21,860	14,940
	Republic Services Inc.	2.500%	8/15/24	8,558	8,203
	Republic Services Inc.	3.200%	3/15/25	9,448	9,059
	Republic Services Inc.	0.875%	11/15/25	1,813	1,617
	Republic Services Inc.	2.900%	7/1/26	7,457	6,961
	Republic Services Inc.	3.375%	11/15/27	3,050	2,845
	Republic Services Inc.	3.950%	5/15/28	4,420	4,208
	Republic Services Inc.	2.300%	3/1/30	8,667	7,256
	Republic Services Inc.	1.750%	2/15/32	12,055	9,267
	Republic Services Inc.	6.200%	3/1/40	6,498	6,878
	Republic Services Inc.	5.700%	5/15/41	8,787	8,931
	Republic Services Inc.	3.050%	3/1/50	4,003	2,769
	Rockwell Automation Inc.	3.500%	3/1/29	9,638	8,989
	Rockwell Automation Inc.	1.750%	8/15/31	1,885	1,487
	Rockwell Automation Inc.	4.200%	3/1/49	8,885	7,628
	Rockwell Automation Inc.	2.800%	8/15/61	2,955	1,771
[4]	Ryder System Inc.	3.750%	6/9/23	14,433	14,328
[4]	Ryder System Inc.	3.650%	3/18/24	14,914	14,612
[4]	Ryder System Inc.	2.500%	9/1/24	11,852	11,285
[4]	Ryder System Inc.	4.625%	6/1/25	12,000	11,754
[4]	Ryder System Inc.	1.750%	9/1/26	2,712	2,393
[4]	Ryder System Inc.	2.900%	12/1/26	5,779	5,262
[4]	Ryder System Inc.	2.850%	3/1/27	1,558	1,410
	Southwest Airlines Co.	5.250%	5/4/25	28,944	29,042
	Southwest Airlines Co.	3.000%	11/15/26	7,026	6,463
	Southwest Airlines Co.	5.125%	6/15/27	26,940	26,633
	Southwest Airlines Co.	3.450%	11/16/27	3,488	3,205
	Southwest Airlines Co.	2.625%	2/10/30	3,584	2,966
[4]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,223	1,066
	Teledyne Technologies Inc.	0.650%	4/1/23	4,600	4,542
	Teledyne Technologies Inc.	0.950%	4/1/24	6,370	6,033
	Teledyne Technologies Inc.	1.600%	4/1/26	425	380
	Teledyne Technologies Inc.	2.250%	4/1/28	7,822	6,753
	Teledyne Technologies Inc.	2.750%	4/1/31	15,488	12,688
	Textron Inc.	4.300%	3/1/24	3,825	3,777
	Textron Inc.	3.875%	3/1/25	12,626	12,296
	Textron Inc.	4.000%	3/15/26	7,033	6,772
	Textron Inc.	3.650%	3/15/27	12,621	11,776
	Textron Inc.	3.375%	3/1/28	9,679	8,786
	Textron Inc.	3.900%	9/17/29	4,700	4,257
	Textron Inc.	2.450%	3/15/31	3,400	2,723
	Timken Co.	3.875%	9/1/24	1,180	1,150
	Timken Co.	4.500%	12/15/28	10,120	9,622
	Timken Co.	4.125%	4/1/32	4,372	3,896
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,573	9,055
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,900	6,781
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	10,377	10,098
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	4,425	4,165
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,169	11,217
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,545	2,982
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	4,775	3,908
	Trimble Inc.	4.750%	12/1/24	7,956	7,872
	Trimble Inc.	4.900%	6/15/28	7,077	6,795
	Triton Container International Ltd.	3.250%	3/15/32	7,725	5,965
	Tyco Electronics Group SA	3.450%	8/1/24	6,560	6,400
	Tyco Electronics Group SA	3.700%	2/15/26	1,304	1,255
	Tyco Electronics Group SA	3.125%	8/15/27	14,946	13,789
	Tyco Electronics Group SA	2.500%	2/4/32	7,000	5,768
	Tyco Electronics Group SA	7.125%	10/1/37	8,548	9,764
	Union Pacific Corp.	3.646%	2/15/24	9,525	9,387
	Union Pacific Corp.	3.150%	3/1/24	8,061	7,895
	Union Pacific Corp.	3.750%	3/15/24	4,546	4,470
	Union Pacific Corp.	3.250%	1/15/25	3,752	3,643
	Union Pacific Corp.	3.750%	7/15/25	19,973	19,434
	Union Pacific Corp.	3.250%	8/15/25	17,923	17,254
	Union Pacific Corp.	2.750%	3/1/26	17,714	16,761
	Union Pacific Corp.	2.150%	2/5/27	10,455	9,442
	Union Pacific Corp.	3.000%	4/15/27	2,166	2,019
	Union Pacific Corp.	3.950%	9/10/28	5,326	5,122
	Union Pacific Corp.	3.700%	3/1/29	3,957	3,732
	Union Pacific Corp.	2.400%	2/5/30	7,536	6,449
	Union Pacific Corp.	2.375%	5/20/31	1,408	1,182
	Union Pacific Corp.	2.800%	2/14/32	10,013	8,606
	Union Pacific Corp.	3.375%	2/1/35	10,299	8,746
	Union Pacific Corp.	2.891%	4/6/36	9,624	7,630
	Union Pacific Corp.	3.600%	9/15/37	16,050	13,603
	Union Pacific Corp.	3.200%	5/20/41	20,761	16,287
	Union Pacific Corp.	4.050%	11/15/45	4,044	3,332
	Union Pacific Corp.	4.050%	3/1/46	4,043	3,338
	Union Pacific Corp.	3.350%	8/15/46	7,644	5,566
	Union Pacific Corp.	4.000%	4/15/47	1,400	1,152
	Union Pacific Corp.	3.250%	2/5/50	16,218	11,861
	Union Pacific Corp.	3.799%	10/1/51	463	371
	Union Pacific Corp.	2.950%	3/10/52	14,478	9,818
	Union Pacific Corp.	4.950%	9/9/52	4,875	4,719
	Union Pacific Corp.	3.500%	2/14/53	20,210	15,265
	Union Pacific Corp.	3.875%	2/1/55	6,807	5,384
	Union Pacific Corp.	3.950%	8/15/59	6,663	5,236
	Union Pacific Corp.	3.839%	3/20/60	23,434	18,192
	Union Pacific Corp.	3.550%	5/20/61	5,829	4,265
	Union Pacific Corp.	2.973%	9/16/62	26,715	17,097
	Union Pacific Corp.	5.150%	1/20/63	5,784	5,613
	Union Pacific Corp.	4.100%	9/15/67	2,797	2,204
	Union Pacific Corp.	3.750%	2/5/70	6,270	4,567
	Union Pacific Corp.	3.799%	4/6/71	24,545	18,120
	Union Pacific Corp.	3.850%	2/14/72	4,384	3,264
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	423	436
[4]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,201	4,051
[4]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,659	1,529
[4]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,701	2,468
[4]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	897	817

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,547	2,129
[4]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	2,078	1,612
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	31,133	30,667
[4]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,171	2,822
[4]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	22,427	19,826
[4]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	4,065	3,464
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	5,838	5,145
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,484	4,414
[4]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	8,222	7,740
	United Parcel Service Inc.	2.200%	9/1/24	3,563	3,415
	United Parcel Service Inc.	2.800%	11/15/24	20,820	20,077
	United Parcel Service Inc.	3.900%	4/1/25	9,310	9,172
	United Parcel Service Inc.	2.400%	11/15/26	9,011	8,373
	United Parcel Service Inc.	3.050%	11/15/27	9,415	8,858
	United Parcel Service Inc.	3.400%	3/15/29	10,711	9,966
	United Parcel Service Inc.	2.500%	9/1/29	7,680	6,676
	United Parcel Service Inc.	4.450%	4/1/30	4,007	3,942
	United Parcel Service Inc.	6.200%	1/15/38	10,085	11,170
	United Parcel Service Inc.	5.200%	4/1/40	16,584	16,568
	United Parcel Service Inc.	4.875%	11/15/40	7,926	7,687
	United Parcel Service Inc.	3.625%	10/1/42	11,275	9,378
	United Parcel Service Inc.	3.400%	11/15/46	5,075	3,908
	United Parcel Service Inc.	3.750%	11/15/47	12,753	10,464
	United Parcel Service Inc.	4.250%	3/15/49	15,918	14,140
	United Parcel Service Inc.	3.400%	9/1/49	5,202	4,017
	United Parcel Service Inc.	5.300%	4/1/50	12,945	13,495
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,157
[4]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	594	578
	Valmont Industries Inc.	5.000%	10/1/44	6,000	5,170
	Valmont Industries Inc.	5.250%	10/1/54	4,975	4,266
	Vontier Corp.	1.800%	4/1/26	5,996	5,072
	Vontier Corp.	2.400%	4/1/28	6,570	5,186
	Vontier Corp.	2.950%	4/1/31	9,208	6,696
	Waste Connections Inc.	4.250%	12/1/28	2,876	2,751
	Waste Connections Inc.	3.500%	5/1/29	10,196	9,332
	Waste Connections Inc.	2.600%	2/1/30	8,098	6,897
	Waste Connections Inc.	2.200%	1/15/32	15,409	12,258
	Waste Connections Inc.	3.050%	4/1/50	5,315	3,627
	Waste Connections Inc.	2.950%	1/15/52	9,290	6,185
	Waste Management Inc.	0.750%	11/15/25	3,281	2,938
	Waste Management Inc.	3.150%	11/15/27	17,310	16,155
	Waste Management Inc.	2.000%	6/1/29	2,533	2,143
	Waste Management Inc.	1.500%	3/15/31	18,075	14,109
	Waste Management Inc.	2.950%	6/1/41	9,812	7,244
	Waste Management Inc.	2.500%	11/15/50	9,793	6,127
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	12,827	12,617
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	6,198	5,830
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,999	11,186
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	13,270	12,754
	WW Grainger Inc.	1.850%	2/15/25	8,075	7,580
	WW Grainger Inc.	3.750%	5/15/46	6,043	4,744
	WW Grainger Inc.	4.200%	5/15/47	4,390	3,691
	Xylem Inc.	3.250%	11/1/26	4,492	4,213
	Xylem Inc.	1.950%	1/30/28	8,900	7,647
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xylem Inc.	2.250%	1/30/31	6,625	5,379
	Xylem Inc.	4.375%	11/1/46	5,300	4,376
					5,419,267
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	7,955	7,772
	Air Products and Chemicals Inc.	1.500%	10/15/25	786	723
	Air Products and Chemicals Inc.	1.850%	5/15/27	7,153	6,371
	Air Products and Chemicals Inc.	2.050%	5/15/30	9,960	8,339
	Air Products and Chemicals Inc.	2.700%	5/15/40	11,003	8,238
	Air Products and Chemicals Inc.	2.800%	5/15/50	10,880	7,558
	Albemarle Corp.	4.650%	6/1/27	5,500	5,378
	Albemarle Corp.	5.050%	6/1/32	6,655	6,272
	Albemarle Corp.	5.450%	12/1/44	7,580	7,025
	Albemarle Corp.	5.650%	6/1/52	6,500	5,933
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,970	4,836
[4]	Amcor Flexibles North America Inc.	3.100%	9/15/26	3,803	3,530
	Amcor Flexibles North America Inc.	2.630%	6/19/30	13,117	10,649
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,037	4,905
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,985	8,754
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	8,400	7,335
	ArcelorMittal SA	4.550%	3/11/26	5,809	5,636
	ArcelorMittal SA	6.550%	11/29/27	15,755	15,880
	ArcelorMittal SA	4.250%	7/16/29	6,063	5,416
	ArcelorMittal SA	6.800%	11/29/32	12,405	12,367
	ArcelorMittal SA	7.000%	10/15/39	10,145	10,199
	ArcelorMittal SA	6.750%	3/1/41	7,526	7,315
	Barrick Gold Corp.	6.450%	10/15/35	2,975	3,103
	Barrick North America Finance LLC	5.700%	5/30/41	11,814	11,882
	Barrick North America Finance LLC	5.750%	5/1/43	12,134	12,254
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	14,554	14,911
	Berry Global Inc.	0.950%	2/15/24	8,579	8,154
	Berry Global Inc.	1.570%	1/15/26	17,298	15,446
	Berry Global Inc.	1.650%	1/15/27	27,096	23,103
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	575	601
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,181	12,374
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	34,160	33,158
	Cabot Corp.	4.000%	7/1/29	5,388	4,799
	Carlisle Cos. Inc.	3.500%	12/1/24	3,242	3,134
	Carlisle Cos. Inc.	3.750%	12/1/27	7,127	6,649
	Carlisle Cos. Inc.	2.750%	3/1/30	11,693	9,729
	Celanese US Holdings LLC	3.500%	5/8/24	4,449	4,300
	Celanese US Holdings LLC	5.900%	7/5/24	20,155	20,144
	Celanese US Holdings LLC	6.050%	3/15/25	21,695	21,633
	Celanese US Holdings LLC	1.400%	8/5/26	5,472	4,610
	Celanese US Holdings LLC	6.165%	7/15/27	25,490	25,174
	Celanese US Holdings LLC	6.330%	7/15/29	9,942	9,677
	Celanese US Holdings LLC	6.379%	7/15/32	10,955	10,458
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,800	1,773
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,585	5,238
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	10,225	9,110
	CF Industries Inc.	5.150%	3/15/34	10,955	10,353
	CF Industries Inc.	4.950%	6/1/43	10,190	8,697
	CF Industries Inc.	5.375%	3/15/44	10,348	9,285
	Dow Chemical Co.	4.550%	11/30/25	459	454
	Dow Chemical Co.	4.800%	11/30/28	4,084	4,026
	Dow Chemical Co.	7.375%	11/1/29	5,227	5,810
	Dow Chemical Co.	2.100%	11/15/30	10,160	8,169
	Dow Chemical Co.	4.250%	10/1/34	12,293	11,048

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	9.400%	5/15/39	11,045	14,579
	Dow Chemical Co.	5.250%	11/15/41	15,183	14,214
	Dow Chemical Co.	4.375%	11/15/42	15,008	12,409
	Dow Chemical Co.	4.625%	10/1/44	6,272	5,212
	Dow Chemical Co.	5.550%	11/30/48	14,715	13,793
	Dow Chemical Co.	4.800%	5/15/49	11,962	10,149
	Dow Chemical Co.	3.600%	11/15/50	11,180	8,060
	Dow Chemical Co.	6.900%	5/15/53	6,320	6,894
	DuPont de Nemours Inc.	4.493%	11/15/25	28,653	28,196
	DuPont de Nemours Inc.	4.725%	11/15/28	25,515	25,175
	DuPont de Nemours Inc.	5.319%	11/15/38	16,617	16,103
	DuPont de Nemours Inc.	5.419%	11/15/48	22,118	21,117
	Eastman Chemical Co.	3.800%	3/15/25	8,626	8,369
	Eastman Chemical Co.	4.500%	12/1/28	1,854	1,756
	Eastman Chemical Co.	4.800%	9/1/42	10,129	8,598
	Eastman Chemical Co.	4.650%	10/15/44	12,088	10,011
	Ecolab Inc.	2.700%	11/1/26	13,189	12,265
	Ecolab Inc.	1.650%	2/1/27	3,060	2,711
	Ecolab Inc.	3.250%	12/1/27	4,527	4,227
	Ecolab Inc.	5.250%	1/15/28	4,100	4,179
	Ecolab Inc.	4.800%	3/24/30	6,809	6,761
	Ecolab Inc.	1.300%	1/30/31	4,313	3,291
	Ecolab Inc.	2.125%	2/1/32	8,843	7,087
	Ecolab Inc.	2.125%	8/15/50	5,500	3,075
	Ecolab Inc.	2.700%	12/15/51	10,987	6,881
	Ecolab Inc.	2.750%	8/18/55	13,888	8,366
	EI du Pont de Nemours & Co.	1.700%	7/15/25	8,202	7,575
	EI du Pont de Nemours & Co.	2.300%	7/15/30	6,550	5,483
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,945	3,838
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	10,757	10,797
	FMC Corp.	4.100%	2/1/24	11,325	11,165
	FMC Corp.	3.200%	10/1/26	4,836	4,506
	FMC Corp.	3.450%	10/1/29	10,017	8,828
	FMC Corp.	4.500%	10/1/49	4,966	3,952
	Freeport-McMoRan Inc.	4.550%	11/14/24	3,437	3,393
	Freeport-McMoRan Inc.	5.000%	9/1/27	6,074	5,909
	Freeport-McMoRan Inc.	4.125%	3/1/28	9,500	8,820
	Freeport-McMoRan Inc.	4.375%	8/1/28	10,007	9,383
	Freeport-McMoRan Inc.	5.250%	9/1/29	10,190	9,827
	Freeport-McMoRan Inc.	4.250%	3/1/30	9,157	8,356
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,856	9,213
	Freeport-McMoRan Inc.	5.400%	11/14/34	10,882	10,230
	Freeport-McMoRan Inc.	5.450%	3/15/43	25,095	22,616
	Georgia-Pacific LLC	8.000%	1/15/24	10,440	10,752
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,820
[7]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	4,568
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,102
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,633
	Georgia-Pacific LLC	7.750%	11/15/29	5,239	5,943
[7]	Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,111
	Georgia-Pacific LLC	8.875%	5/15/31	5,303	6,482
	Huntsman International LLC	4.500%	5/1/29	9,553	8,584
	Huntsman International LLC	2.950%	6/15/31	5,144	3,993
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,012	2,836
	International Flavors & Fragrances Inc.	4.375%	6/1/47	7,081	5,529
	International Flavors & Fragrances Inc.	5.000%	9/26/48	10,459	8,982
	International Paper Co.	5.000%	9/15/35	6,272	5,928
	International Paper Co.	6.000%	11/15/41	9,638	9,619
	International Paper Co.	4.800%	6/15/44	15,692	13,669
	International Paper Co.	4.350%	8/15/48	6,825	5,689
	Kinross Gold Corp.	5.950%	3/15/24	5,644	5,665
	Kinross Gold Corp.	4.500%	7/15/27	1,060	1,004
	Linde Inc.	4.800%	12/5/24	7,725	7,728
	Linde Inc.	2.650%	2/5/25	9,925	9,507
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Linde Inc.	4.700%	12/5/25	6,654	6,663
	Linde Inc.	3.200%	1/30/26	7,651	7,364
	Linde Inc.	1.100%	8/10/30	9,325	7,162
	Linde Inc.	3.550%	11/7/42	3,205	2,573
	Linde Inc.	2.000%	8/10/50	4,800	2,674
	Lubrizol Corp.	6.500%	10/1/34	5,183	5,936
	LYB International Finance BV	5.250%	7/15/43	4,327	3,816
	LYB International Finance BV	4.875%	3/15/44	11,758	9,746
	LYB International Finance III LLC	1.250%	10/1/25	4,052	3,622
	LYB International Finance III LLC	2.250%	10/1/30	6,007	4,773
	LYB International Finance III LLC	3.375%	10/1/40	2,518	1,788
	LYB International Finance III LLC	4.200%	10/15/49	8,237	6,161
	LYB International Finance III LLC	4.200%	5/1/50	20,015	14,846
	LYB International Finance III LLC	3.625%	4/1/51	18,624	12,482
	LYB International Finance III LLC	3.800%	10/1/60	8,355	5,434
	LyondellBasell Industries NV	5.750%	4/15/24	6,333	6,346
	LyondellBasell Industries NV	4.625%	2/26/55	11,023	8,662
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	1,974
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,515	6,059
	Martin Marietta Materials Inc.	3.500%	12/15/27	11,045	10,253
[4]	Martin Marietta Materials Inc.	2.500%	3/15/30	7,113	5,870
	Martin Marietta Materials Inc.	2.400%	7/15/31	8,630	6,897
	Martin Marietta Materials Inc.	4.250%	12/15/47	11,010	8,907
	Martin Marietta Materials Inc.	3.200%	7/15/51	11,344	7,682
	Mosaic Co.	4.050%	11/15/27	8,608	8,129
	Mosaic Co.	5.450%	11/15/33	9,815	9,570
	Mosaic Co.	4.875%	11/15/41	5,289	4,501
	Mosaic Co.	5.625%	11/15/43	6,282	5,871
	NewMarket Corp.	2.700%	3/18/31	5,500	4,337
	Newmont Corp.	2.800%	10/1/29	8,782	7,484
	Newmont Corp.	2.250%	10/1/30	18,239	14,662
	Newmont Corp.	2.600%	7/15/32	18,109	14,429
[4]	Newmont Corp.	5.875%	4/1/35	4,264	4,322
	Newmont Corp.	6.250%	10/1/39	15,646	16,415
	Newmont Corp.	4.875%	3/15/42	10,507	9,676
	Newmont Corp.	5.450%	6/9/44	6,113	5,770
	Nucor Corp.	3.950%	5/23/25	2,660	2,602
	Nucor Corp.	2.000%	6/1/25	5,233	4,874
	Nucor Corp.	4.300%	5/23/27	4,220	4,106
	Nucor Corp.	3.950%	5/1/28	1,732	1,636
	Nucor Corp.	2.700%	6/1/30	3,300	2,802
	Nucor Corp.	3.125%	4/1/32	7,017	5,962
	Nucor Corp.	2.979%	12/15/55	26,180	16,255
	Nutrien Ltd.	5.900%	11/7/24	3,643	3,688
	Nutrien Ltd.	3.000%	4/1/25	8,846	8,433
	Nutrien Ltd.	5.950%	11/7/25	3,374	3,449
	Nutrien Ltd.	4.000%	12/15/26	7,376	7,163
	Nutrien Ltd.	2.950%	5/13/30	11,675	10,006
	Nutrien Ltd.	4.125%	3/15/35	7,340	6,330
	Nutrien Ltd.	5.875%	12/1/36	2,170	2,205
	Nutrien Ltd.	5.625%	12/1/40	4,670	4,514
	Nutrien Ltd.	4.900%	6/1/43	7,290	6,433
	Nutrien Ltd.	5.250%	1/15/45	20,820	19,005
	Nutrien Ltd.	5.000%	4/1/49	7,495	6,719
	Packaging Corp. of America	3.650%	9/15/24	5,782	5,624
	Packaging Corp. of America	3.400%	12/15/27	5,522	5,087
	Packaging Corp. of America	3.000%	12/15/29	14,291	12,240
	Packaging Corp. of America	4.050%	12/15/49	3,410	2,618
	Packaging Corp. of America	3.050%	10/1/51	9,270	5,953
	PPG Industries Inc.	2.400%	8/15/24	15,023	14,365
	PPG Industries Inc.	1.200%	3/15/26	9,966	8,835
	PPG Industries Inc.	2.550%	6/15/30	6,984	5,849
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,600	2,351
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,915	7,043
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,760	1,997
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,914	10,142
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	10,265	11,295

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,523	14,473
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	22,622	15,010
	Rio Tinto Finance USA plc	4.750%	3/22/42	9,088	8,526
	Rio Tinto Finance USA plc	4.125%	8/21/42	10,301	8,889
	Rohm & Haas Co.	7.850%	7/15/29	6,378	7,103
	RPM International Inc.	3.750%	3/15/27	5,715	5,328
	RPM International Inc.	4.550%	3/1/29	5,553	5,135
	RPM International Inc.	2.950%	1/15/32	4,860	3,832
	RPM International Inc.	5.250%	6/1/45	4,032	3,495
	RPM International Inc.	4.250%	1/15/48	8,465	6,350
	Sherwin-Williams Co.	3.125%	6/1/24	23,468	22,804
	Sherwin-Williams Co.	4.050%	8/8/24	2,100	2,073
	Sherwin-Williams Co.	3.450%	8/1/25	10,638	10,233
	Sherwin-Williams Co.	4.250%	8/8/25	1,900	1,868
	Sherwin-Williams Co.	3.950%	1/15/26	9,501	9,255
	Sherwin-Williams Co.	3.450%	6/1/27	19,623	18,412
	Sherwin-Williams Co.	2.950%	8/15/29	26,542	23,252
	Sherwin-Williams Co.	2.300%	5/15/30	3,588	2,948
	Sherwin-Williams Co.	2.200%	3/15/32	7,550	5,966
	Sherwin-Williams Co.	4.000%	12/15/42	2,337	1,843
	Sherwin-Williams Co.	4.550%	8/1/45	4,949	4,177
	Sherwin-Williams Co.	4.500%	6/1/47	9,506	7,989
	Sherwin-Williams Co.	3.800%	8/15/49	7,898	5,913
	Sherwin-Williams Co.	3.300%	5/15/50	9,015	6,200
	Sherwin-Williams Co.	2.900%	3/15/52	6,995	4,381
	Sonoco Products Co.	2.250%	2/1/27	534	473
	Sonoco Products Co.	3.125%	5/1/30	6,081	5,222
	Southern Copper Corp.	3.875%	4/23/25	2,814	2,732
	Southern Copper Corp.	7.500%	7/27/35	10,323	11,962
	Southern Copper Corp.	6.750%	4/16/40	13,359	14,929
	Southern Copper Corp.	5.250%	11/8/42	21,998	21,083
	Southern Copper Corp.	5.875%	4/23/45	21,347	21,879
	Steel Dynamics Inc.	2.800%	12/15/24	4,914	4,673
	Steel Dynamics Inc.	2.400%	6/15/25	3,935	3,686
	Steel Dynamics Inc.	5.000%	12/15/26	720	718
	Steel Dynamics Inc.	1.650%	10/15/27	3,705	3,104
	Steel Dynamics Inc.	3.450%	4/15/30	11,988	10,552
	Steel Dynamics Inc.	3.250%	1/15/31	7,004	5,996
	Steel Dynamics Inc.	3.250%	10/15/50	5,090	3,310
	Suzano Austria GmbH	6.000%	1/15/29	29,463	29,389
	Suzano Austria GmbH	5.000%	1/15/30	11,838	11,111
	Suzano Austria GmbH	3.750%	1/15/31	12,725	10,652
[4]	Suzano Austria GmbH	3.125%	1/15/32	21,420	16,728
	Teck Resources Ltd.	3.900%	7/15/30	8,940	8,023
	Teck Resources Ltd.	6.000%	8/15/40	5,036	4,830
	Teck Resources Ltd.	5.200%	3/1/42	780	679
	Teck Resources Ltd.	5.400%	2/1/43	1,745	1,566
	Vale Overseas Ltd.	6.250%	8/10/26	4,238	4,391
	Vale Overseas Ltd.	3.750%	7/8/30	20,805	18,222
	Vale Overseas Ltd.	8.250%	1/17/34	4,537	5,385
	Vale Overseas Ltd.	6.875%	11/21/36	25,021	26,480
	Vale Overseas Ltd.	6.875%	11/10/39	26,674	28,153
	Vale SA	5.625%	9/11/42	8,678	8,236
	Vulcan Materials Co.	4.500%	4/1/25	7,223	7,146
	Vulcan Materials Co.	3.900%	4/1/27	3,234	3,071
	Vulcan Materials Co.	3.500%	6/1/30	11,636	10,257
	Vulcan Materials Co.	4.500%	6/15/47	12,509	10,455
	Westlake Corp.	3.600%	8/15/26	14,575	13,699
	Westlake Corp.	2.875%	8/15/41	4,500	2,955
	Westlake Corp.	5.000%	8/15/46	19,975	16,747
	Westlake Corp.	4.375%	11/15/47	1,635	1,235
	Westlake Corp.	3.125%	8/15/51	8,378	5,205
	Westlake Corp.	3.375%	8/15/61	6,165	3,639
	WestRock MWV LLC	8.200%	1/15/30	4,734	5,356
	WestRock MWV LLC	7.950%	2/15/31	4,086	4,598
	WRKCo Inc.	3.000%	9/15/24	6,584	6,293
	WRKCo Inc.	3.750%	3/15/25	14,990	14,503
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
WRKCo Inc.	4.650%	3/15/26	18,255	17,967
WRKCo Inc.	3.375%	9/15/27	17,625	16,202
WRKCo Inc.	4.000%	3/15/28	10,819	10,092
WRKCo Inc.	3.900%	6/1/28	5,128	4,729
WRKCo Inc.	4.900%	3/15/29	17,973	17,298
WRKCo Inc.	4.200%	6/1/32	3,390	3,050
WRKCo Inc.	3.000%	6/15/33	6,769	5,402
Yamana Gold Inc.	2.630%	8/15/31	4,330	3,242
				2,173,397
Real Estate (1.0%)
Agree LP	2.000%	6/15/28	7,945	6,492
Agree LP	4.800%	10/1/32	2,900	2,667
Agree LP	2.600%	6/15/33	5,183	3,904
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	24,098	23,320
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,892	2,824
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	15,494	14,998
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	5,312	5,096
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,975	5,613
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,535	3,347
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,972	5,062
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,954	7,642
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	11,120	10,824
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,701	11,090
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,742	4,418
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	13,925	10,375
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	7,374	6,004
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	6,276	5,320
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	7,985	6,076
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	5,382	3,434
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	10,600	7,602
American Assets Trust LP	3.375%	2/1/31	6,371	5,048
American Homes 4 Rent LP	4.250%	2/15/28	8,560	7,938
American Homes 4 Rent LP	4.900%	2/15/29	8,193	7,748
American Homes 4 Rent LP	3.375%	7/15/51	2,013	1,267
American Tower Corp.	0.600%	1/15/24	3,778	3,601
American Tower Corp.	5.000%	2/15/24	14,305	14,274
American Tower Corp.	3.375%	5/15/24	11,355	11,052
American Tower Corp.	2.950%	1/15/25	4,937	4,711
American Tower Corp.	2.400%	3/15/25	9,168	8,625
American Tower Corp.	4.000%	6/1/25	16,040	15,617
American Tower Corp.	1.300%	9/15/25	9,450	8,530
American Tower Corp.	1.600%	4/15/26	7,518	6,686
American Tower Corp.	1.450%	9/15/26	8,825	7,698
American Tower Corp.	3.375%	10/15/26	22,156	20,734
American Tower Corp.	2.750%	1/15/27	1,036	938
American Tower Corp.	3.125%	1/15/27	10,695	9,815
American Tower Corp.	3.650%	3/15/27	8,104	7,580
American Tower Corp.	3.550%	7/15/27	9,408	8,706
American Tower Corp.	3.600%	1/15/28	3,165	2,912
American Tower Corp.	1.500%	1/31/28	9,592	7,945
American Tower Corp.	3.950%	3/15/29	11,668	10,723
American Tower Corp.	3.800%	8/15/29	22,248	20,232

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	2.900%	1/15/30	13,108	11,105
	American Tower Corp.	2.100%	6/15/30	10,499	8,323
	American Tower Corp.	1.875%	10/15/30	10,418	8,032
	American Tower Corp.	2.700%	4/15/31	7,171	5,832
	American Tower Corp.	2.300%	9/15/31	8,731	6,798
	American Tower Corp.	4.050%	3/15/32	8,100	7,244
	American Tower Corp.	3.700%	10/15/49	7,627	5,423
	American Tower Corp.	3.100%	6/15/50	2,929	1,871
	American Tower Corp.	2.950%	1/15/51	9,933	6,139
[4]	AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,221
[4]	AvalonBay Communities Inc.	3.500%	11/15/24	3,775	3,665
[4]	AvalonBay Communities Inc.	3.450%	6/1/25	10,745	10,343
[4]	AvalonBay Communities Inc.	3.500%	11/15/25	5,942	5,689
[4]	AvalonBay Communities Inc.	2.950%	5/11/26	4,920	4,580
[4]	AvalonBay Communities Inc.	2.900%	10/15/26	6,365	5,835
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	13,196	12,248
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	5,384	4,923
	AvalonBay Communities Inc.	1.900%	12/1/28	2,435	2,034
[4]	AvalonBay Communities Inc.	3.300%	6/1/29	3,600	3,226
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	6,521	5,410
[4]	AvalonBay Communities Inc.	2.450%	1/15/31	3,156	2,606
	AvalonBay Communities Inc.	2.050%	1/15/32	9,975	7,844
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,412
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	5,035	3,877
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	959	765
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	4,355	3,570
	Boston Properties LP	3.800%	2/1/24	5,187	5,097
	Boston Properties LP	3.200%	1/15/25	10,729	10,282
	Boston Properties LP	3.650%	2/1/26	10,035	9,526
	Boston Properties LP	2.750%	10/1/26	21,140	19,064
	Boston Properties LP	4.500%	12/1/28	2,849	2,645
	Boston Properties LP	3.400%	6/21/29	6,761	5,824
	Boston Properties LP	2.900%	3/15/30	20,374	16,649
	Boston Properties LP	3.250%	1/30/31	12,612	10,448
	Boston Properties LP	2.550%	4/1/32	7,813	5,954
	Boston Properties LP	2.450%	10/1/33	2,539	1,836
	Brandywine Operating Partnership LP	3.950%	11/15/27	29,345	24,679
	Brixmor Operating Partnership LP	3.850%	2/1/25	21,570	20,707
	Brixmor Operating Partnership LP	4.125%	6/15/26	6,045	5,745
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,624	3,342
	Brixmor Operating Partnership LP	2.250%	4/1/28	14,951	12,434
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,453	7,553
	Brixmor Operating Partnership LP	4.050%	7/1/30	11,754	10,331
	Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	7,644
	Broadstone Net Lease LLC	2.600%	9/15/31	4,837	3,624
	Camden Property Trust	4.100%	10/15/28	10,920	10,312
	Camden Property Trust	3.150%	7/1/29	11,854	10,579
	Camden Property Trust	2.800%	5/15/30	16,215	13,963
	Camden Property Trust	3.350%	11/1/49	2,613	1,819
	CBRE Services Inc.	4.875%	3/1/26	14,015	13,869
	CBRE Services Inc.	2.500%	4/1/31	5,000	3,952
	Corporate Office Properties LP	2.250%	3/15/26	3,043	2,689
	Corporate Office Properties LP	2.750%	4/15/31	4,649	3,480
	Corporate Office Properties LP	2.900%	12/1/33	7,619	5,367
	Crown Castle Inc.	3.200%	9/1/24	11,116	10,742
	Crown Castle Inc.	1.350%	7/15/25	5,765	5,242
	Crown Castle Inc.	4.450%	2/15/26	13,536	13,220
	Crown Castle Inc.	3.700%	6/15/26	18,845	17,911
	Crown Castle Inc.	4.000%	3/1/27	9,363	8,916
	Crown Castle Inc.	2.900%	3/15/27	3,720	3,386
	Crown Castle Inc.	3.650%	9/1/27	15,764	14,658
	Crown Castle Inc.	3.800%	2/15/28	28,498	26,489
	Crown Castle Inc.	4.300%	2/15/29	5,010	4,731
	Crown Castle Inc.	3.100%	11/15/29	8,590	7,487
	Crown Castle Inc.	3.300%	7/1/30	11,254	9,832
	Crown Castle Inc.	2.250%	1/15/31	15,946	12,752
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle Inc.	2.100%	4/1/31	13,379	10,530
Crown Castle Inc.	2.500%	7/15/31	10,476	8,437
Crown Castle Inc.	2.900%	4/1/41	9,869	6,769
Crown Castle Inc.	4.750%	5/15/47	4,009	3,405
Crown Castle Inc.	5.200%	2/15/49	11,675	10,492
Crown Castle Inc.	4.000%	11/15/49	4,486	3,412
Crown Castle Inc.	4.150%	7/1/50	6,128	4,718
Crown Castle Inc.	3.250%	1/15/51	11,854	7,744
CubeSmart LP	4.000%	11/15/25	2,900	2,796
CubeSmart LP	3.125%	9/1/26	3,075	2,849
CubeSmart LP	2.250%	12/15/28	5,132	4,234
CubeSmart LP	4.375%	2/15/29	5,245	4,846
CubeSmart LP	3.000%	2/15/30	4,349	3,611
CubeSmart LP	2.500%	2/15/32	11,363	8,701
Digital Realty Trust LP	3.700%	8/15/27	10,807	10,045
Digital Realty Trust LP	5.550%	1/15/28	4,410	4,440
Digital Realty Trust LP	4.450%	7/15/28	23,010	21,811
Digital Realty Trust LP	3.600%	7/1/29	36,639	32,752
EPR Properties	4.500%	4/1/25	1,626	1,541
EPR Properties	4.750%	12/15/26	250	225
EPR Properties	4.500%	6/1/27	8,138	7,022
EPR Properties	3.750%	8/15/29	6,765	5,272
EPR Properties	3.600%	11/15/31	2,850	2,058
Equinix Inc.	2.625%	11/18/24	14,636	13,952
Equinix Inc.	1.250%	7/15/25	5,343	4,840
Equinix Inc.	1.000%	9/15/25	5,359	4,789
Equinix Inc.	1.450%	5/15/26	4,601	4,045
Equinix Inc.	2.900%	11/18/26	14,396	13,151
Equinix Inc.	1.800%	7/15/27	10,932	9,365
Equinix Inc.	1.550%	3/15/28	5,862	4,853
Equinix Inc.	2.000%	5/15/28	3,000	2,531
Equinix Inc.	3.200%	11/18/29	16,479	14,342
Equinix Inc.	2.150%	7/15/30	17,734	14,140
Equinix Inc.	2.500%	5/15/31	11,195	8,976
Equinix Inc.	3.000%	7/15/50	9,961	6,311
Equinix Inc.	2.950%	9/15/51	3,865	2,417
Equinix Inc.	3.400%	2/15/52	6,395	4,389
ERP Operating LP	3.375%	6/1/25	3,010	2,894
ERP Operating LP	2.850%	11/1/26	13,843	12,794
ERP Operating LP	3.250%	8/1/27	4,716	4,315
ERP Operating LP	3.500%	3/1/28	14,677	13,534
ERP Operating LP	4.150%	12/1/28	5,688	5,351
ERP Operating LP	3.000%	7/1/29	6,239	5,435
ERP Operating LP	2.500%	2/15/30	7,734	6,454
ERP Operating LP	1.850%	8/1/31	1,645	1,279
ERP Operating LP	4.500%	7/1/44	9,707	8,251
ERP Operating LP	4.500%	6/1/45	2,793	2,357
ERP Operating LP	4.000%	8/1/47	4,626	3,581
Essential Properties LP	2.950%	7/15/31	4,790	3,473
Essex Portfolio LP	3.250%	5/1/23	3,905	3,869
Essex Portfolio LP	3.875%	5/1/24	600	587
Essex Portfolio LP	3.500%	4/1/25	15,115	14,583
Essex Portfolio LP	3.375%	4/15/26	12,564	11,802
Essex Portfolio LP	3.625%	5/1/27	955	895
Essex Portfolio LP	1.700%	3/1/28	7,825	6,527
Essex Portfolio LP	4.000%	3/1/29	11,730	10,678
Essex Portfolio LP	3.000%	1/15/30	14,025	11,857
Essex Portfolio LP	1.650%	1/15/31	3,250	2,421
Essex Portfolio LP	2.550%	6/15/31	1,605	1,270
Essex Portfolio LP	2.650%	3/15/32	6,937	5,482
Essex Portfolio LP	4.500%	3/15/48	7,570	6,126
Extra Space Storage LP	2.550%	6/1/31	6,120	4,784
Extra Space Storage LP	2.350%	3/15/32	4,208	3,186
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,180
Federal Realty Investment Trust	3.950%	1/15/24	2,157	2,129
Federal Realty Investment Trust	1.250%	2/15/26	570	502
Federal Realty Investment Trust	3.250%	7/15/27	6,100	5,576

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Realty Investment Trust	3.200%	6/15/29	6,435	5,571
	Federal Realty Investment Trust	3.500%	6/1/30	2,000	1,720
	Federal Realty Investment Trust	4.500%	12/1/44	14,908	11,706
	GLP Capital LP	3.350%	9/1/24	7,938	7,601
	GLP Capital LP	5.250%	6/1/25	11,476	11,299
	GLP Capital LP	5.375%	4/15/26	14,814	14,607
	GLP Capital LP	5.750%	6/1/28	4,021	3,960
	GLP Capital LP	5.300%	1/15/29	6,449	6,089
	GLP Capital LP	4.000%	1/15/30	10,439	9,133
	GLP Capital LP	4.000%	1/15/31	12,005	10,210
	Healthcare Realty Holdings LP	3.500%	8/1/26	10,909	10,155
	Healthcare Realty Holdings LP	3.750%	7/1/27	8,342	7,745
	Healthcare Realty Holdings LP	3.625%	1/15/28	4,423	3,912
	Healthcare Realty Holdings LP	3.100%	2/15/30	4,084	3,426
	Healthcare Realty Holdings LP	2.000%	3/15/31	12,720	9,619
	Healthpeak Properties Inc.	3.400%	2/1/25	3,437	3,309
	Healthpeak Properties Inc.	4.000%	6/1/25	671	653
	Healthpeak Properties Inc.	3.250%	7/15/26	18,886	17,813
	Healthpeak Properties Inc.	2.125%	12/1/28	2,673	2,248
	Healthpeak Properties Inc.	3.500%	7/15/29	12,677	11,277
	Healthpeak Properties Inc.	3.000%	1/15/30	17,902	15,342
	Healthpeak Properties Inc.	2.875%	1/15/31	5,432	4,539
	Healthpeak Properties Inc.	6.750%	2/1/41	1,860	1,913
	Highwoods Realty LP	3.875%	3/1/27	6,453	5,965
	Highwoods Realty LP	4.125%	3/15/28	3,578	3,222
	Highwoods Realty LP	4.200%	4/15/29	4,792	4,147
	Highwoods Realty LP	3.050%	2/15/30	8,342	6,610
	Highwoods Realty LP	2.600%	2/1/31	10,763	7,955
	Host Hotels & Resorts LP	3.875%	4/1/24	4,850	4,737
[4]	Host Hotels & Resorts LP	4.000%	6/15/25	3,743	3,598
[4]	Host Hotels & Resorts LP	4.500%	2/1/26	1,950	1,868
[4]	Host Hotels & Resorts LP	3.375%	12/15/29	11,480	9,607
[4]	Host Hotels & Resorts LP	3.500%	9/15/30	13,500	11,136
[4]	Host Hotels & Resorts LP	2.900%	12/15/31	5,099	3,904
	Hudson Pacific Properties LP	3.950%	11/1/27	7,165	6,094
	Hudson Pacific Properties LP	5.950%	2/15/28	3,860	3,587
	Hudson Pacific Properties LP	4.650%	4/1/29	4,650	3,968
	Hudson Pacific Properties LP	3.250%	1/15/30	5,159	3,936
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	5,222	3,854
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	8,180	7,140
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,295	6,802
	Kilroy Realty LP	3.450%	12/15/24	5,560	5,323
	Kilroy Realty LP	4.375%	10/1/25	5,180	5,023
	Kilroy Realty LP	4.750%	12/15/28	4,624	4,203
	Kilroy Realty LP	4.250%	8/15/29	1,858	1,630
	Kilroy Realty LP	3.050%	2/15/30	7,140	5,719
	Kilroy Realty LP	2.500%	11/15/32	3,089	2,197
	Kilroy Realty LP	2.650%	11/15/33	13,175	9,065
	Kimco Realty Corp.	4.450%	1/15/24	1,175	1,161
	Kimco Realty Corp.	2.700%	3/1/24	2,185	2,115
	Kimco Realty Corp.	3.300%	2/1/25	3,438	3,295
	Kimco Realty Corp.	3.850%	6/1/25	600	575
	Kimco Realty Corp.	2.800%	10/1/26	7,298	6,707
	Kimco Realty Corp.	3.800%	4/1/27	5,740	5,367
	Kimco Realty Corp.	1.900%	3/1/28	11,650	9,773
	Kimco Realty Corp.	2.700%	10/1/30	6,124	4,997
	Kimco Realty Corp.	2.250%	12/1/31	4,029	3,088
	Kimco Realty Corp.	3.200%	4/1/32	7,620	6,313
	Kimco Realty Corp.	4.600%	2/1/33	5,535	5,092
	Kimco Realty Corp.	4.250%	4/1/45	1,235	938
	Kimco Realty Corp.	4.125%	12/1/46	1,235	909
	Kimco Realty Corp.	4.450%	9/1/47	5,985	4,635
	Kimco Realty Corp.	3.700%	10/1/49	2,410	1,650
	Kite Realty Group LP	4.000%	10/1/26	8,755	8,056
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kite Realty Group Trust	4.750%	9/15/30	4,665	4,123
Life Storage LP	3.500%	7/1/26	18,900	17,743
Life Storage LP	3.875%	12/15/27	1,000	926
Life Storage LP	2.200%	10/15/30	3,050	2,367
Life Storage LP	2.400%	10/15/31	8,178	6,245
LXP Industrial Trust	2.700%	9/15/30	3,325	2,649
LXP Industrial Trust	2.375%	10/1/31	6,780	5,136
Mid-America Apartments LP	3.750%	6/15/24	4,940	4,832
Mid-America Apartments LP	1.100%	9/15/26	1,173	1,015
Mid-America Apartments LP	3.600%	6/1/27	9,637	9,135
Mid-America Apartments LP	4.200%	6/15/28	1,717	1,637
Mid-America Apartments LP	3.950%	3/15/29	2,319	2,192
Mid-America Apartments LP	2.750%	3/15/30	15,028	12,858
Mid-America Apartments LP	1.700%	2/15/31	7,820	6,111
National Health Investors Inc.	3.000%	2/1/31	6,239	4,493
National Retail Properties Inc.	3.900%	6/15/24	4,125	4,030
National Retail Properties Inc.	3.600%	12/15/26	3,553	3,310
National Retail Properties Inc.	3.500%	10/15/27	13,695	12,410
National Retail Properties Inc.	4.300%	10/15/28	3,571	3,313
National Retail Properties Inc.	2.500%	4/15/30	8,037	6,511
National Retail Properties Inc.	4.800%	10/15/48	4,794	3,975
National Retail Properties Inc.	3.100%	4/15/50	11,153	6,912
National Retail Properties Inc.	3.500%	4/15/51	3,601	2,419
National Retail Properties Inc.	3.000%	4/15/52	6,065	3,699
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,695	4,636
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	4,864
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,662	8,500
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,140	7,616
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,830	8,139
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,338	8,497
Omega Healthcare Investors Inc.	3.375%	2/1/31	27,925	21,591
Omega Healthcare Investors Inc.	3.250%	4/15/33	5,309	3,840
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	5,511
Physicians Realty LP	4.300%	3/15/27	8,578	8,094
Physicians Realty LP	3.950%	1/15/28	2,694	2,465
Physicians Realty LP	2.625%	11/1/31	21,925	17,093
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,463
Piedmont Operating Partnership LP	4.450%	3/15/24	5,245	5,157
Piedmont Operating Partnership LP	3.150%	8/15/30	4,000	3,032
Piedmont Operating Partnership LP	2.750%	4/1/32	4,000	2,793
Prologis LP	3.250%	6/30/26	6,284	5,969
Prologis LP	3.250%	10/1/26	3,533	3,354
Prologis LP	2.125%	4/15/27	10,469	9,382
Prologis LP	3.375%	12/15/27	6,920	6,464
Prologis LP	3.875%	9/15/28	6,393	6,047
Prologis LP	4.000%	9/15/28	4,235	4,040
Prologis LP	4.375%	2/1/29	6,935	6,629
Prologis LP	2.875%	11/15/29	2,654	2,309
Prologis LP	2.250%	4/15/30	22,198	18,530
Prologis LP	1.750%	7/1/30	6,506	5,144
Prologis LP	1.250%	10/15/30	6,181	4,692
Prologis LP	1.750%	2/1/31	2,404	1,893
Prologis LP	1.625%	3/15/31	12,221	9,448
Prologis LP	4.375%	9/15/48	5,219	4,461
Prologis LP	3.050%	3/1/50	7,035	4,745
Prologis LP	3.000%	4/15/50	11,548	7,720
Prologis LP	2.125%	10/15/50	7,886	4,402
Public Storage	0.875%	2/15/26	2,863	2,531
Public Storage	1.500%	11/9/26	5,911	5,267
Public Storage	3.094%	9/15/27	6,489	6,048
Public Storage	3.385%	5/1/29	10,468	9,567
Rayonier LP	2.750%	5/17/31	2,200	1,760
Realty Income Corp.	4.600%	2/6/24	6,869	6,823

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Realty Income Corp.	3.875%	7/15/24	4,535	4,439
Realty Income Corp.	3.875%	4/15/25	10,339	10,109
Realty Income Corp.	4.625%	11/1/25	10,878	10,789
Realty Income Corp.	0.750%	3/15/26	7,065	6,152
Realty Income Corp.	4.875%	6/1/26	5,982	5,954
Realty Income Corp.	4.125%	10/15/26	15,072	14,645
Realty Income Corp.	3.000%	1/15/27	8,196	7,589
Realty Income Corp.	3.950%	8/15/27	12,137	11,598
Realty Income Corp.	3.400%	1/15/28	4,497	4,141
Realty Income Corp.	3.650%	1/15/28	9,498	8,869
Realty Income Corp.	2.200%	6/15/28	3,036	2,603
Realty Income Corp.	3.250%	6/15/29	9,915	8,831
Realty Income Corp.	3.100%	12/15/29	14,284	12,477
Realty Income Corp.	3.250%	1/15/31	20,645	17,904
Realty Income Corp.	5.625%	10/13/32	2,080	2,123
Realty Income Corp.	2.850%	12/15/32	6,300	5,117
Realty Income Corp.	1.800%	3/15/33	6,945	4,996
Realty Income Corp.	4.650%	3/15/47	11,092	9,767
Regency Centers LP	3.600%	2/1/27	3,950	3,692
Regency Centers LP	4.125%	3/15/28	3,450	3,189
Regency Centers LP	2.950%	9/15/29	8,940	7,496
Regency Centers LP	3.700%	6/15/30	8,510	7,390
Regency Centers LP	4.400%	2/1/47	5,750	4,428
Regency Centers LP	4.650%	3/15/49	3,910	3,142
Rexford Industrial Realty LP	2.125%	12/1/30	5,200	4,049
Rexford Industrial Realty LP	2.150%	9/1/31	3,201	2,454
Sabra Health Care LP	5.125%	8/15/26	11,034	10,509
Sabra Health Care LP	3.900%	10/15/29	10,025	8,336
Safehold Operating Partnership LP	2.800%	6/15/31	2,175	1,670
Safehold Operating Partnership LP	2.850%	1/15/32	8,665	6,578
Simon Property Group LP	3.750%	2/1/24	5,953	5,866
Simon Property Group LP	2.000%	9/13/24	8,192	7,789
Simon Property Group LP	3.375%	10/1/24	5,252	5,100
Simon Property Group LP	3.500%	9/1/25	18,132	17,390
Simon Property Group LP	3.300%	1/15/26	2,794	2,656
Simon Property Group LP	3.250%	11/30/26	6,367	5,958
Simon Property Group LP	1.375%	1/15/27	3,255	2,845
Simon Property Group LP	3.375%	6/15/27	13,513	12,612
Simon Property Group LP	3.375%	12/1/27	14,250	13,207
Simon Property Group LP	1.750%	2/1/28	13,800	11,739
Simon Property Group LP	2.450%	9/13/29	32,012	26,760
Simon Property Group LP	2.650%	7/15/30	7,972	6,631
Simon Property Group LP	2.200%	2/1/31	10,552	8,358
Simon Property Group LP	2.250%	1/15/32	6,715	5,227
Simon Property Group LP	2.650%	2/1/32	7,251	5,832
Simon Property Group LP	6.750%	2/1/40	12,263	13,215
Simon Property Group LP	4.750%	3/15/42	1,971	1,676
Simon Property Group LP	4.250%	10/1/44	1,694	1,333
Simon Property Group LP	4.250%	11/30/46	8,250	6,653
Simon Property Group LP	3.250%	9/13/49	11,863	7,819
Simon Property Group LP	3.800%	7/15/50	10,927	8,006
SITE Centers Corp.	3.900%	8/15/24	1,000	963
SITE Centers Corp.	3.625%	2/1/25	7,519	7,105
SITE Centers Corp.	4.250%	2/1/26	2,940	2,767
SITE Centers Corp.	4.700%	6/1/27	9,390	8,821
Spirit Realty LP	4.450%	9/15/26	5,376	5,132
Spirit Realty LP	3.200%	1/15/27	3,829	3,403
Spirit Realty LP	4.000%	7/15/29	6,853	5,958
Spirit Realty LP	3.400%	1/15/30	6,410	5,335
Spirit Realty LP	3.200%	2/15/31	4,635	3,707
Spirit Realty LP	2.700%	2/15/32	4,655	3,452
STORE Capital Corp.	4.500%	3/15/28	5,495	4,952
STORE Capital Corp.	4.625%	3/15/29	4,685	4,186
STORE Capital Corp.	2.750%	11/18/30	2,439	1,859
Sun Communities Operating LP	2.300%	11/1/28	2,000	1,671
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sun Communities Operating LP	4.200%	4/15/32	13,130	11,537
	Tanger Properties LP	3.125%	9/1/26	6,100	5,572
	Tanger Properties LP	3.875%	7/15/27	3,300	3,022
	Tanger Properties LP	2.750%	9/1/31	5,000	3,611
[4]	UDR Inc.	2.950%	9/1/26	8,930	8,209
[4]	UDR Inc.	3.500%	7/1/27	3,300	3,079
[4]	UDR Inc.	3.500%	1/15/28	6,670	6,046
[4]	UDR Inc.	3.200%	1/15/30	2,500	2,169
	UDR Inc.	3.000%	8/15/31	6,433	5,369
[4]	UDR Inc.	2.100%	8/1/32	1,875	1,393
[4]	UDR Inc.	1.900%	3/15/33	9,728	6,923
[4]	UDR Inc.	2.100%	6/15/33	3,950	2,822
	UDR Inc.	3.100%	11/1/34	4,905	3,794
	Ventas Realty LP	3.500%	4/15/24	3,651	3,549
	Ventas Realty LP	3.750%	5/1/24	2,300	2,250
	Ventas Realty LP	2.650%	1/15/25	9,415	8,914
	Ventas Realty LP	3.500%	2/1/25	1,697	1,631
	Ventas Realty LP	4.125%	1/15/26	3,021	2,927
	Ventas Realty LP	3.250%	10/15/26	2,275	2,105
	Ventas Realty LP	3.850%	4/1/27	5,487	5,170
	Ventas Realty LP	4.000%	3/1/28	14,300	13,219
	Ventas Realty LP	4.400%	1/15/29	7,609	7,107
	Ventas Realty LP	3.000%	1/15/30	7,065	5,954
	Ventas Realty LP	4.750%	11/15/30	6,949	6,515
	Ventas Realty LP	5.700%	9/30/43	3,915	3,588
	Ventas Realty LP	4.375%	2/1/45	3,170	2,467
	Ventas Realty LP	4.875%	4/15/49	6,882	5,726
	VICI Properties LP	4.375%	5/15/25	3,690	3,594
	VICI Properties LP	4.750%	2/15/28	15,340	14,572
	VICI Properties LP	4.950%	2/15/30	9,805	9,231
	VICI Properties LP	5.125%	5/15/32	19,545	18,118
	VICI Properties LP	5.625%	5/15/52	9,980	8,827
	Vornado Realty LP	3.500%	1/15/25	4,897	4,601
	Vornado Realty LP	3.400%	6/1/31	2,055	1,525
	Welltower Inc.	4.500%	1/15/24	2,241	2,220
	Welltower Inc.	3.625%	3/15/24	16,693	16,334
	Welltower Inc.	4.000%	6/1/25	15,051	14,666
	Welltower Inc.	4.250%	4/1/26	23,380	22,657
	Welltower Inc.	2.700%	2/15/27	18,527	16,689
	Welltower Inc.	4.250%	4/15/28	3,511	3,295
	Welltower Inc.	4.125%	3/15/29	17,924	16,427
	Welltower Inc.	3.100%	1/15/30	13,462	11,367
	Welltower Inc.	2.750%	1/15/31	16,945	13,547
	Welltower Inc.	3.850%	6/15/32	3,197	2,725
	Welltower Inc.	6.500%	3/15/41	6,027	6,024
	Welltower Inc.	5.125%	3/15/43	1,260	1,067
	Welltower Inc.	4.950%	9/1/48	3,437	2,830
	Weyerhaeuser Co.	4.000%	11/15/29	11,716	10,722
	Weyerhaeuser Co.	4.000%	4/15/30	10,593	9,665
	Weyerhaeuser Co.	7.375%	3/15/32	4,481	4,964
	Weyerhaeuser Co.	4.000%	3/9/52	1,900	1,440
	WP Carey Inc.	4.600%	4/1/24	9,157	9,071
	WP Carey Inc.	4.000%	2/1/25	1,995	1,946
	WP Carey Inc.	4.250%	10/1/26	5,037	4,858
	WP Carey Inc.	3.850%	7/15/29	5,361	4,820
	WP Carey Inc.	2.250%	4/1/33	15,260	11,317
					2,898,437
Technology (2.4%)
	Adobe Inc.	1.900%	2/1/25	2,456	2,320
	Adobe Inc.	3.250%	2/1/25	16,880	16,402
	Adobe Inc.	2.150%	2/1/27	13,305	12,123
	Adobe Inc.	2.300%	2/1/30	19,266	16,433
	Amdocs Ltd.	2.538%	6/15/30	9,000	7,298
	Analog Devices Inc.	2.950%	4/1/25	4,852	4,660
	Analog Devices Inc.	3.500%	12/5/26	13,676	13,048
[7]	Analog Devices Inc.	3.450%	6/15/27	6,038	5,677
	Analog Devices Inc.	1.700%	10/1/28	11,235	9,519

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Analog Devices Inc.	2.100%	10/1/31	14,399	11,649
Analog Devices Inc.	2.800%	10/1/41	10,940	8,049
Analog Devices Inc.	2.950%	10/1/51	12,510	8,461
Apple Inc.	3.000%	2/9/24	7,567	7,420
Apple Inc.	3.450%	5/6/24	24,731	24,309
Apple Inc.	2.850%	5/11/24	34,034	33,148
Apple Inc.	1.800%	9/11/24	9,257	8,816
Apple Inc.	2.750%	1/13/25	18,611	17,926
Apple Inc.	2.500%	2/9/25	25,722	24,594
Apple Inc.	1.125%	5/11/25	44,003	40,548
Apple Inc.	3.200%	5/13/25	28,222	27,276
Apple Inc.	0.550%	8/20/25	14,747	13,296
Apple Inc.	0.700%	2/8/26	16,923	15,038
Apple Inc.	3.250%	2/23/26	40,110	38,548
Apple Inc.	2.450%	8/4/26	39,594	36,765
Apple Inc.	2.050%	9/11/26	15,952	14,573
Apple Inc.	3.350%	2/9/27	38,017	36,393
Apple Inc.	3.200%	5/11/27	49,702	47,179
Apple Inc.	3.000%	6/20/27	4,390	4,137
Apple Inc.	2.900%	9/12/27	38,408	35,866
Apple Inc.	3.000%	11/13/27	16,338	15,265
Apple Inc.	1.200%	2/8/28	53,964	45,816
Apple Inc.	1.400%	8/5/28	30,605	25,933
Apple Inc.	2.200%	9/11/29	28,292	24,441
Apple Inc.	1.650%	5/11/30	22,807	18,696
Apple Inc.	1.250%	8/20/30	20,674	16,247
Apple Inc.	1.650%	2/8/31	38,463	30,961
Apple Inc.	1.700%	8/5/31	11,807	9,442
Apple Inc.	4.500%	2/23/36	16,792	16,636
Apple Inc.	2.375%	2/8/41	17,163	12,144
Apple Inc.	3.850%	5/4/43	29,243	25,408
Apple Inc.	4.450%	5/6/44	3,504	3,323
Apple Inc.	3.450%	2/9/45	26,229	21,109
Apple Inc.	4.375%	5/13/45	25,865	23,895
Apple Inc.	4.650%	2/23/46	48,034	45,674
Apple Inc.	3.850%	8/4/46	31,264	26,623
Apple Inc.	3.750%	9/12/47	16,634	13,885
Apple Inc.	3.750%	11/13/47	15,685	13,097
Apple Inc.	2.950%	9/11/49	17,181	12,269
Apple Inc.	2.650%	5/11/50	49,647	33,016
Apple Inc.	2.400%	8/20/50	16,719	10,567
Apple Inc.	2.650%	2/8/51	34,020	22,702
Apple Inc.	2.700%	8/5/51	21,702	14,493
Apple Inc.	2.550%	8/20/60	13,080	8,005
Apple Inc.	2.800%	2/8/61	29,260	18,775
Apple Inc.	2.850%	8/5/61	18,820	12,265
Applied Materials Inc.	3.900%	10/1/25	15,205	14,877
Applied Materials Inc.	3.300%	4/1/27	15,416	14,648
Applied Materials Inc.	1.750%	6/1/30	11,510	9,384
Applied Materials Inc.	5.100%	10/1/35	11,523	11,642
Applied Materials Inc.	5.850%	6/15/41	9,176	10,026
Applied Materials Inc.	4.350%	4/1/47	5,569	5,031
Applied Materials Inc.	2.750%	6/1/50	10,445	7,133
Arrow Electronics Inc.	3.250%	9/8/24	9,054	8,714
Arrow Electronics Inc.	4.000%	4/1/25	4,596	4,432
Arrow Electronics Inc.	3.875%	1/12/28	7,270	6,618
Arrow Electronics Inc.	2.950%	2/15/32	4,905	3,864
Autodesk Inc.	4.375%	6/15/25	3,538	3,499
Autodesk Inc.	3.500%	6/15/27	10,165	9,519
Autodesk Inc.	2.850%	1/15/30	6,675	5,736
Autodesk Inc.	2.400%	12/15/31	14,325	11,489
Automatic Data Processing Inc.	3.375%	9/15/25	20,017	19,400
Automatic Data Processing Inc.	1.700%	5/15/28	12,235	10,622
Automatic Data Processing Inc.	1.250%	9/1/30	13,045	10,188
Avnet Inc.	4.625%	4/15/26	7,364	7,085
Avnet Inc.	3.000%	5/15/31	3,905	3,022
Block Financial LLC	5.250%	10/1/25	12,365	12,320
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Block Financial LLC	2.500%	7/15/28	5,600	4,752
	Block Financial LLC	3.875%	8/15/30	8,975	7,861
	Broadcom Corp.	3.875%	1/15/27	51,022	48,302
	Broadcom Corp.	3.500%	1/15/28	4,710	4,293
	Broadcom Inc.	2.250%	11/15/23	12,000	11,683
	Broadcom Inc.	3.150%	11/15/25	20,269	19,219
	Broadcom Inc.	3.459%	9/15/26	26,830	25,255
[7]	Broadcom Inc.	1.950%	2/15/28	9,350	7,903
	Broadcom Inc.	4.110%	9/15/28	22,480	20,974
[7]	Broadcom Inc.	4.000%	4/15/29	1,375	1,251
	Broadcom Inc.	4.750%	4/15/29	25,618	24,432
	Broadcom Inc.	5.000%	4/15/30	25,893	24,557
	Broadcom Inc.	4.150%	11/15/30	33,586	30,089
[7]	Broadcom Inc.	2.450%	2/15/31	32,150	25,311
	Broadcom Inc.	4.300%	11/15/32	17,390	15,353
[7]	Broadcom Inc.	2.600%	2/15/33	14,784	11,082
[7]	Broadcom Inc.	3.419%	4/15/33	32,621	26,184
[7]	Broadcom Inc.	3.469%	4/15/34	39,210	31,088
[7]	Broadcom Inc.	3.137%	11/15/35	18,820	13,807
[7]	Broadcom Inc.	3.187%	11/15/36	28,714	20,724
[7]	Broadcom Inc.	4.926%	5/15/37	33,307	29,111
[7]	Broadcom Inc.	3.500%	2/15/41	16,039	11,483
[7]	Broadcom Inc.	3.750%	2/15/51	16,789	11,712
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,450	6,980
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,556	8,086
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	12,754	10,376
	Cadence Design Systems Inc.	4.375%	10/15/24	4,254	4,213
	CDW LLC	5.500%	12/1/24	2,197	2,189
	CDW LLC	4.125%	5/1/25	4,113	4,000
	CDW LLC	4.250%	4/1/28	4,657	4,284
	CDW LLC	3.250%	2/15/29	10,275	8,757
	CGI Inc.	1.450%	9/14/26	8,000	7,064
	CGI Inc.	2.300%	9/14/31	5,500	4,154
	Cintas Corp. No. 2	3.700%	4/1/27	19,909	19,175
	Cisco Systems Inc.	3.625%	3/4/24	16,416	16,180
	Cisco Systems Inc.	3.500%	6/15/25	6,458	6,286
	Cisco Systems Inc.	2.950%	2/28/26	6,890	6,580
	Cisco Systems Inc.	2.500%	9/20/26	7,381	6,881
	Cisco Systems Inc.	5.900%	2/15/39	23,689	25,571
	Cisco Systems Inc.	5.500%	1/15/40	23,228	24,227
	Corning Inc.	4.700%	3/15/37	3,761	3,415
	Corning Inc.	5.750%	8/15/40	11,059	10,974
	Corning Inc.	4.750%	3/15/42	6,515	5,782
	Corning Inc.	5.350%	11/15/48	5,876	5,530
	Corning Inc.	3.900%	11/15/49	1,950	1,427
	Corning Inc.	4.375%	11/15/57	5,477	4,262
	Corning Inc.	5.850%	11/15/68	5,790	5,327
	Corning Inc.	5.450%	11/15/79	14,121	12,243
	Dell Inc.	7.100%	4/15/28	1,380	1,477
	Dell Inc.	6.500%	4/15/38	5,823	5,750
	Dell International LLC	4.000%	7/15/24	15,594	15,304
	Dell International LLC	5.850%	7/15/25	16,298	16,501
	Dell International LLC	6.020%	6/15/26	62,081	63,378
	Dell International LLC	4.900%	10/1/26	26,458	26,065
	Dell International LLC	6.100%	7/15/27	9,374	9,634
	Dell International LLC	5.300%	10/1/29	23,821	23,251
	Dell International LLC	6.200%	7/15/30	14,730	14,998
	Dell International LLC	8.100%	7/15/36	14,052	15,756
[7]	Dell International LLC	3.375%	12/15/41	14,495	9,735
	Dell International LLC	8.350%	7/15/46	7,263	8,332
[7]	Dell International LLC	3.450%	12/15/51	17,690	10,943
	DXC Technology Co.	1.800%	9/15/26	11,070	9,627
	DXC Technology Co.	2.375%	9/15/28	9,938	8,357
	Equifax Inc.	2.600%	12/1/24	5,836	5,567

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equifax Inc.	2.600%	12/15/25	6,090	5,673
Equifax Inc.	5.100%	12/15/27	200	198
Equifax Inc.	3.100%	5/15/30	8,962	7,533
Equifax Inc.	2.350%	9/15/31	14,817	11,488
Fidelity National Information Services Inc.	0.600%	3/1/24	10,910	10,330
Fidelity National Information Services Inc.	1.150%	3/1/26	16,457	14,442
Fidelity National Information Services Inc.	1.650%	3/1/28	10,271	8,540
Fidelity National Information Services Inc.	3.750%	5/21/29	6,609	6,031
Fidelity National Information Services Inc.	2.250%	3/1/31	18,375	14,454
Fidelity National Information Services Inc.	3.100%	3/1/41	13,465	9,325
Fidelity National Information Services Inc.	4.500%	8/15/46	2,871	2,246
Fiserv Inc.	2.750%	7/1/24	33,779	32,581
Fiserv Inc.	3.850%	6/1/25	31,310	30,388
Fiserv Inc.	3.200%	7/1/26	25,156	23,565
Fiserv Inc.	2.250%	6/1/27	13,348	11,918
Fiserv Inc.	4.200%	10/1/28	13,465	12,745
Fiserv Inc.	3.500%	7/1/29	40,516	36,510
Fiserv Inc.	2.650%	6/1/30	14,165	11,877
Fiserv Inc.	4.400%	7/1/49	29,597	24,071
Flex Ltd.	3.750%	2/1/26	7,411	6,979
Flex Ltd.	4.875%	6/15/29	7,525	7,076
Flex Ltd.	4.875%	5/12/30	3,675	3,437
Fortinet Inc.	1.000%	3/15/26	6,650	5,814
Fortinet Inc.	2.200%	3/15/31	6,575	5,056
Global Payments Inc.	1.500%	11/15/24	6,400	5,955
Global Payments Inc.	2.650%	2/15/25	21,414	20,164
Global Payments Inc.	1.200%	3/1/26	5,673	4,946
Global Payments Inc.	4.800%	4/1/26	10,545	10,264
Global Payments Inc.	2.150%	1/15/27	10,078	8,801
Global Payments Inc.	4.950%	8/15/27	1,720	1,672
Global Payments Inc.	4.450%	6/1/28	7,280	6,773
Global Payments Inc.	3.200%	8/15/29	20,047	17,112
Global Payments Inc.	2.900%	5/15/30	9,872	8,101
Global Payments Inc.	2.900%	11/15/31	10,515	8,310
Global Payments Inc.	5.400%	8/15/32	6,100	5,816
Global Payments Inc.	4.150%	8/15/49	13,999	10,001
Global Payments Inc.	5.950%	8/15/52	8,160	7,415
GXO Logistics Inc.	1.650%	7/15/26	7,049	6,040
GXO Logistics Inc.	2.650%	7/15/31	8,750	6,486
Harman International Industries Inc.	4.150%	5/15/25	5,586	5,434
Hewlett Packard Enterprise Co.	1.450%	4/1/24	11,215	10,708
Hewlett Packard Enterprise Co.	4.900%	10/15/25	31,490	31,176
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,455	4,004
Hewlett Packard Enterprise Co.	6.200%	10/15/35	11,442	11,796
Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,044	22,034
HP Inc.	2.200%	6/17/25	22,704	21,248
HP Inc.	1.450%	6/17/26	23,775	20,847
HP Inc.	3.000%	6/17/27	19,786	18,072
HP Inc.	4.750%	1/15/28	9,670	9,392
HP Inc.	4.000%	4/15/29	13,095	11,990
HP Inc.	3.400%	6/17/30	23,735	20,085
HP Inc.	2.650%	6/17/31	14,510	11,310
HP Inc.	4.200%	4/15/32	13,175	11,316
HP Inc.	5.500%	1/15/33	12,117	11,398
HP Inc.	6.000%	9/15/41	17,562	16,836
Hubbell Inc.	3.350%	3/1/26	4,851	4,614
Hubbell Inc.	3.150%	8/15/27	3,200	2,918
Hubbell Inc.	3.500%	2/15/28	12,120	11,139
Hubbell Inc.	2.300%	3/15/31	3,000	2,389
Intel Corp.	2.875%	5/11/24	15,807	15,393
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	3.400%	3/25/25	20,900	20,348
Intel Corp.	3.700%	7/29/25	32,099	31,334
Intel Corp.	2.600%	5/19/26	20,302	18,950
Intel Corp.	3.750%	3/25/27	11,087	10,707
Intel Corp.	3.750%	8/5/27	9,069	8,720
Intel Corp.	1.600%	8/12/28	14,407	12,241
Intel Corp.	2.450%	11/15/29	30,328	26,014
Intel Corp.	3.900%	3/25/30	21,410	20,088
Intel Corp.	2.000%	8/12/31	16,452	13,048
Intel Corp.	4.150%	8/5/32	12,750	11,922
Intel Corp.	4.000%	12/15/32	12,817	11,863
Intel Corp.	4.600%	3/25/40	5,601	5,085
Intel Corp.	2.800%	8/12/41	9,993	6,964
Intel Corp.	4.800%	10/1/41	13,084	12,079
Intel Corp.	4.250%	12/15/42	7,716	6,582
Intel Corp.	4.900%	7/29/45	3,728	3,490
Intel Corp.	4.100%	5/19/46	17,227	14,024
Intel Corp.	3.734%	12/8/47	33,992	25,570
Intel Corp.	3.250%	11/15/49	23,311	15,877
Intel Corp.	4.750%	3/25/50	30,845	26,896
Intel Corp.	3.050%	8/12/51	22,220	14,442
Intel Corp.	4.900%	8/5/52	20,360	18,088
Intel Corp.	3.100%	2/15/60	13,075	8,155
Intel Corp.	3.200%	8/12/61	10,451	6,601
Intel Corp.	5.050%	8/5/62	23,125	20,405
International Business Machines Corp.	3.625%	2/12/24	26,960	26,552
International Business Machines Corp.	3.000%	5/15/24	37,660	36,661
International Business Machines Corp.	7.000%	10/30/25	7,028	7,448
International Business Machines Corp.	3.450%	2/19/26	18,242	17,522
International Business Machines Corp.	3.300%	5/15/26	48,955	46,598
International Business Machines Corp.	3.300%	1/27/27	1,915	1,803
International Business Machines Corp.	1.700%	5/15/27	10,610	9,323
International Business Machines Corp.	6.220%	8/1/27	5,550	5,871
International Business Machines Corp.	6.500%	1/15/28	1,725	1,846
International Business Machines Corp.	3.500%	5/15/29	33,727	30,989
International Business Machines Corp.	1.950%	5/15/30	23,545	19,189
International Business Machines Corp.	5.875%	11/29/32	2,854	3,042
International Business Machines Corp.	4.150%	5/15/39	29,841	25,693
International Business Machines Corp.	5.600%	11/30/39	3,210	3,263
International Business Machines Corp.	2.850%	5/15/40	9,305	6,737
International Business Machines Corp.	4.000%	6/20/42	14,848	12,322
International Business Machines Corp.	4.250%	5/15/49	36,251	30,087
International Business Machines Corp.	2.950%	5/15/50	9,040	5,900
International Business Machines Corp.	3.430%	2/9/52	9,895	6,985
International Business Machines Corp.	4.900%	7/27/52	10,715	9,797
Intuit Inc.	0.950%	7/15/25	8,300	7,559
Intuit Inc.	1.350%	7/15/27	7,829	6,775
Intuit Inc.	1.650%	7/15/30	6,898	5,544
Jabil Inc.	1.700%	4/15/26	6,775	5,994

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jabil Inc.	3.950%	1/12/28	9,395	8,751
	Jabil Inc.	3.600%	1/15/30	7,595	6,658
	Jabil Inc.	3.000%	1/15/31	9,431	7,801
	Juniper Networks Inc.	1.200%	12/10/25	3,857	3,450
	Juniper Networks Inc.	3.750%	8/15/29	9,898	8,819
	Juniper Networks Inc.	2.000%	12/10/30	4,297	3,266
	Juniper Networks Inc.	5.950%	3/15/41	8,525	7,944
	KLA Corp.	4.650%	11/1/24	5,246	5,237
	KLA Corp.	4.100%	3/15/29	15,411	14,912
	KLA Corp.	4.650%	7/15/32	6,515	6,384
	KLA Corp.	5.000%	3/15/49	6,015	5,626
	KLA Corp.	3.300%	3/1/50	12,594	9,130
	KLA Corp.	4.950%	7/15/52	15,333	14,391
	KLA Corp.	5.250%	7/15/62	22,923	22,098
	Kyndryl Holdings Inc.	2.050%	10/15/26	5,541	4,581
	Kyndryl Holdings Inc.	2.700%	10/15/28	7,003	5,271
	Kyndryl Holdings Inc.	3.150%	10/15/31	7,155	4,781
	Kyndryl Holdings Inc.	4.100%	10/15/41	5,995	3,541
	Lam Research Corp.	3.800%	3/15/25	6,154	6,022
	Lam Research Corp.	3.750%	3/15/26	13,599	13,190
	Lam Research Corp.	4.000%	3/15/29	9,940	9,460
	Lam Research Corp.	1.900%	6/15/30	14,052	11,430
	Lam Research Corp.	4.875%	3/15/49	11,160	10,668
	Lam Research Corp.	2.875%	6/15/50	9,025	6,109
	Lam Research Corp.	3.125%	6/15/60	4,330	2,847
	Legrand France SA	8.500%	2/15/25	5,195	5,606
	Leidos Inc.	3.625%	5/15/25	6,500	6,247
	Leidos Inc.	4.375%	5/15/30	11,300	10,202
	Leidos Inc.	2.300%	2/15/31	14,100	10,790
	Marvell Technology Inc.	2.450%	4/15/28	7,682	6,459
[4]	Marvell Technology Inc.	4.875%	6/22/28	14,302	13,579
	Marvell Technology Inc.	2.950%	4/15/31	4,392	3,528
	Microchip Technology Inc.	4.250%	9/1/25	12,730	12,362
	Micron Technology Inc.	4.975%	2/6/26	4,764	4,690
	Micron Technology Inc.	4.185%	2/15/27	22,038	20,938
	Micron Technology Inc.	5.327%	2/6/29	5,523	5,300
	Micron Technology Inc.	4.663%	2/15/30	9,505	8,615
	Micron Technology Inc.	2.703%	4/15/32	9,930	7,450
	Micron Technology Inc.	3.366%	11/1/41	5,050	3,376
	Micron Technology Inc.	3.477%	11/1/51	6,800	4,236
	Microsoft Corp.	2.875%	2/6/24	36,992	36,273
	Microsoft Corp.	2.700%	2/12/25	14,688	14,128
	Microsoft Corp.	3.125%	11/3/25	45,351	43,808
	Microsoft Corp.	2.400%	8/8/26	58,648	54,710
	Microsoft Corp.	3.300%	2/6/27	53,631	51,693
	Microsoft Corp.	3.500%	2/12/35	20,330	18,420
	Microsoft Corp.	4.200%	11/3/35	4,368	4,230
	Microsoft Corp.	3.450%	8/8/36	35,655	31,641
	Microsoft Corp.	4.100%	2/6/37	17,967	17,041
	Microsoft Corp.	5.300%	2/8/41	1,015	1,085
	Microsoft Corp.	3.750%	2/12/45	1,480	1,299
	Microsoft Corp.	3.700%	8/8/46	54,941	46,930
	Microsoft Corp.	2.525%	6/1/50	96,245	64,138
	Microsoft Corp.	2.921%	3/17/52	106,852	76,130
	Microsoft Corp.	3.950%	8/8/56	653	557
	Microsoft Corp.	2.675%	6/1/60	48,265	31,192
	Microsoft Corp.	3.041%	3/17/62	47,025	32,756
	Moody's Corp.	4.875%	2/15/24	8,827	8,797
	Moody's Corp.	3.750%	3/24/25	5,408	5,263
	Moody's Corp.	3.250%	1/15/28	7,315	6,761
	Moody's Corp.	4.250%	2/1/29	5,984	5,730
	Moody's Corp.	2.000%	8/19/31	7,945	6,294
	Moody's Corp.	2.750%	8/19/41	8,019	5,603
	Moody's Corp.	5.250%	7/15/44	8,486	8,151
	Moody's Corp.	4.875%	12/17/48	2,214	2,003
	Moody's Corp.	3.250%	5/20/50	5,360	3,695
	Moody's Corp.	3.750%	2/25/52	6,695	5,155
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Moody's Corp.	3.100%	11/29/61	5,975	3,770
Motorola Solutions Inc.	4.000%	9/1/24	1,041	1,022
Motorola Solutions Inc.	4.600%	2/23/28	11,175	10,834
Motorola Solutions Inc.	4.600%	5/23/29	3,696	3,511
Motorola Solutions Inc.	2.300%	11/15/30	6,944	5,448
Motorola Solutions Inc.	2.750%	5/24/31	8,805	7,026
Motorola Solutions Inc.	5.500%	9/1/44	6,615	5,986
NetApp Inc.	3.300%	9/29/24	6,853	6,634
NetApp Inc.	1.875%	6/22/25	6,110	5,631
NetApp Inc.	2.375%	6/22/27	6,767	6,025
NetApp Inc.	2.700%	6/22/30	22,850	18,740
NVIDIA Corp.	0.584%	6/14/24	5,825	5,495
NVIDIA Corp.	3.200%	9/16/26	23,182	22,036
NVIDIA Corp.	1.550%	6/15/28	16,464	14,075
NVIDIA Corp.	2.850%	4/1/30	17,664	15,430
NVIDIA Corp.	2.000%	6/15/31	17,015	13,655
NVIDIA Corp.	3.500%	4/1/40	15,738	12,750
NVIDIA Corp.	3.500%	4/1/50	26,280	19,888
NVIDIA Corp.	3.700%	4/1/60	7,798	5,805
NXP BV	4.875%	3/1/24	13,719	13,609
NXP BV	2.700%	5/1/25	7,164	6,736
NXP BV	5.350%	3/1/26	7,301	7,248
NXP BV	3.875%	6/18/26	7,003	6,667
NXP BV	3.150%	5/1/27	9,008	8,209
NXP BV	5.550%	12/1/28	8,836	8,851
NXP BV	4.300%	6/18/29	22,283	20,654
NXP BV	3.400%	5/1/30	18,972	16,372
NXP BV	2.500%	5/11/31	23,534	18,600
NXP BV	2.650%	2/15/32	15,387	12,035
NXP BV	5.000%	1/15/33	7,390	6,973
NXP BV	3.250%	5/11/41	12,172	8,460
NXP BV	3.125%	2/15/42	4,745	3,198
NXP BV	3.250%	11/30/51	6,175	3,856
Oracle Corp.	3.400%	7/8/24	27,182	26,512
Oracle Corp.	2.950%	11/15/24	33,603	32,337
Oracle Corp.	2.500%	4/1/25	70,881	66,835
Oracle Corp.	2.950%	5/15/25	20,882	19,829
Oracle Corp.	1.650%	3/25/26	37,064	33,216
Oracle Corp.	2.650%	7/15/26	62,082	57,085
Oracle Corp.	2.800%	4/1/27	41,740	38,072
Oracle Corp.	3.250%	11/15/27	8,304	7,630
Oracle Corp.	2.300%	3/25/28	28,139	24,401
Oracle Corp.	6.150%	11/9/29	6,715	6,981
Oracle Corp.	2.950%	4/1/30	39,591	33,795
Oracle Corp.	3.250%	5/15/30	3,630	3,149
Oracle Corp.	2.875%	3/25/31	44,646	37,040
Oracle Corp.	6.250%	11/9/32	4,865	5,109
Oracle Corp.	4.300%	7/8/34	23,486	20,693
Oracle Corp.	3.900%	5/15/35	11,796	9,830
Oracle Corp.	3.850%	7/15/36	25,109	20,540
Oracle Corp.	3.800%	11/15/37	25,628	20,217
Oracle Corp.	6.500%	4/15/38	15,892	16,509
Oracle Corp.	6.125%	7/8/39	11,283	11,234
Oracle Corp.	3.600%	4/1/40	43,731	32,292
Oracle Corp.	5.375%	7/15/40	29,735	27,301
Oracle Corp.	3.650%	3/25/41	29,823	22,048
Oracle Corp.	4.500%	7/8/44	13,388	10,762
Oracle Corp.	4.125%	5/15/45	26,937	20,333
Oracle Corp.	4.000%	7/15/46	42,923	31,522
Oracle Corp.	4.000%	11/15/47	32,526	23,879
Oracle Corp.	3.600%	4/1/50	59,215	40,397
Oracle Corp.	3.950%	3/25/51	51,461	37,077
Oracle Corp.	6.900%	11/9/52	31,450	34,033
Oracle Corp.	4.375%	5/15/55	10,298	7,908
Oracle Corp.	3.850%	4/1/60	30,715	20,549
Oracle Corp.	4.100%	3/25/61	20,404	14,247
PayPal Holdings Inc.	2.400%	10/1/24	16,025	15,351

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PayPal Holdings Inc.	1.650%	6/1/25	6,400	5,934
	PayPal Holdings Inc.	2.650%	10/1/26	24,140	22,297
	PayPal Holdings Inc.	2.850%	10/1/29	22,300	19,418
	PayPal Holdings Inc.	2.300%	6/1/30	12,545	10,298
	PayPal Holdings Inc.	4.400%	6/1/32	6,065	5,713
	PayPal Holdings Inc.	3.250%	6/1/50	16,963	11,665
	PayPal Holdings Inc.	5.050%	6/1/52	6,037	5,510
	PayPal Holdings Inc.	5.250%	6/1/62	6,523	5,962
[7]	Qorvo Inc.	1.750%	12/15/24	5,437	5,016
	Qorvo Inc.	4.375%	10/15/29	11,712	10,350
	QUALCOMM Inc.	2.900%	5/20/24	15,040	14,672
	QUALCOMM Inc.	3.450%	5/20/25	15,686	15,254
	QUALCOMM Inc.	3.250%	5/20/27	24,999	23,794
	QUALCOMM Inc.	1.300%	5/20/28	23,173	19,624
	QUALCOMM Inc.	2.150%	5/20/30	7,516	6,349
	QUALCOMM Inc.	1.650%	5/20/32	15,437	11,913
	QUALCOMM Inc.	4.250%	5/20/32	4,455	4,293
	QUALCOMM Inc.	5.400%	5/20/33	9,580	9,983
	QUALCOMM Inc.	4.650%	5/20/35	11,777	11,424
	QUALCOMM Inc.	4.800%	5/20/45	21,049	19,750
	QUALCOMM Inc.	4.300%	5/20/47	18,563	16,098
	QUALCOMM Inc.	3.250%	5/20/50	8,740	6,371
	QUALCOMM Inc.	4.500%	5/20/52	10,900	9,605
	QUALCOMM Inc.	6.000%	5/20/53	10,775	11,511
	Quanta Services Inc.	2.900%	10/1/30	13,865	11,416
	Quanta Services Inc.	3.050%	10/1/41	1,041	682
	RELX Capital Inc.	4.000%	3/18/29	3,376	3,128
	RELX Capital Inc.	3.000%	5/22/30	9,955	8,477
	RELX Capital Inc.	4.750%	5/20/32	7,150	6,857
	Roper Technologies Inc.	2.350%	9/15/24	3,828	3,652
	Roper Technologies Inc.	1.000%	9/15/25	9,268	8,319
	Roper Technologies Inc.	3.850%	12/15/25	2,555	2,477
	Roper Technologies Inc.	3.800%	12/15/26	12,179	11,633
	Roper Technologies Inc.	1.400%	9/15/27	11,269	9,556
	Roper Technologies Inc.	4.200%	9/15/28	14,249	13,746
	Roper Technologies Inc.	2.950%	9/15/29	14,475	12,554
	Roper Technologies Inc.	2.000%	6/30/30	11,300	9,034
	Roper Technologies Inc.	1.750%	2/15/31	13,935	10,728
	S&P Global Inc.	2.950%	1/22/27	2,695	2,521
[7]	S&P Global Inc.	2.450%	3/1/27	8,331	7,610
[7]	S&P Global Inc.	4.750%	8/1/28	10,255	10,137
[7]	S&P Global Inc.	2.700%	3/1/29	8,280	7,285
[7]	S&P Global Inc.	4.250%	5/1/29	12,407	11,840
	S&P Global Inc.	2.500%	12/1/29	11,366	9,723
	S&P Global Inc.	1.250%	8/15/30	8,979	6,906
[7]	S&P Global Inc.	2.900%	3/1/32	19,240	16,416
	S&P Global Inc.	3.250%	12/1/49	9,986	7,295
[7]	S&P Global Inc.	3.700%	3/1/52	9,200	7,168
	S&P Global Inc.	2.300%	8/15/60	12,608	6,939
[7]	S&P Global Inc.	3.900%	3/1/62	5,320	4,135
	Salesforce Inc.	3.700%	4/11/28	19,575	18,817
	Salesforce Inc.	1.500%	7/15/28	14,875	12,709
	Salesforce Inc.	1.950%	7/15/31	20,909	16,741
	Salesforce Inc.	2.700%	7/15/41	19,368	13,840
	Salesforce Inc.	2.900%	7/15/51	27,815	18,525
	Salesforce Inc.	3.050%	7/15/61	17,652	11,430
	ServiceNow Inc.	1.400%	9/1/30	20,025	15,258
	Skyworks Solutions Inc.	1.800%	6/1/26	10,633	9,360
	Skyworks Solutions Inc.	3.000%	6/1/31	10,354	8,110
	TD SYNNEX Corp.	1.750%	8/9/26	7,528	6,399
	TD SYNNEX Corp.	2.375%	8/9/28	9,323	7,556
	Teledyne FLIR LLC	2.500%	8/1/30	6,800	5,498
	Texas Instruments Inc.	2.625%	5/15/24	4,115	3,995
	Texas Instruments Inc.	4.700%	11/18/24	5,195	5,187
	Texas Instruments Inc.	1.375%	3/12/25	13,268	12,397
	Texas Instruments Inc.	1.125%	9/15/26	6,660	5,882
	Texas Instruments Inc.	2.900%	11/3/27	12,944	12,056
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	4.600%	2/15/28	3,855	3,863
	Texas Instruments Inc.	2.250%	9/4/29	16,961	14,665
	Texas Instruments Inc.	1.750%	5/4/30	10,110	8,322
	Texas Instruments Inc.	1.900%	9/15/31	5,225	4,228
	Texas Instruments Inc.	3.875%	3/15/39	10,290	9,080
	Texas Instruments Inc.	4.150%	5/15/48	21,316	18,962
	Texas Instruments Inc.	2.700%	9/15/51	5,530	3,837
	TSMC Arizona Corp.	1.750%	10/25/26	17,753	15,759
	TSMC Arizona Corp.	3.875%	4/22/27	8,125	7,794
	TSMC Arizona Corp.	4.125%	4/22/29	6,400	6,083
	TSMC Arizona Corp.	2.500%	10/25/31	17,315	14,225
	TSMC Arizona Corp.	4.250%	4/22/32	7,370	7,100
	TSMC Arizona Corp.	3.125%	10/25/41	13,046	9,987
	TSMC Arizona Corp.	3.250%	10/25/51	14,185	10,307
	TSMC Arizona Corp.	4.500%	4/22/52	13,380	12,061
	Verisk Analytics Inc.	4.000%	6/15/25	12,641	12,299
	Verisk Analytics Inc.	4.125%	3/15/29	10,140	9,460
	Verisk Analytics Inc.	5.500%	6/15/45	6,328	5,931
	Verisk Analytics Inc.	3.625%	5/15/50	8,935	6,186
	VMware Inc.	4.500%	5/15/25	22,299	21,864
	VMware Inc.	1.400%	8/15/26	20,453	17,815
	VMware Inc.	4.650%	5/15/27	13,097	12,653
	VMware Inc.	3.900%	8/21/27	28,800	26,877
	VMware Inc.	1.800%	8/15/28	10,659	8,702
	VMware Inc.	4.700%	5/15/30	14,039	13,061
	VMware Inc.	2.200%	8/15/31	20,420	15,482
	Western Digital Corp.	4.750%	2/15/26	30,485	28,679
	Western Digital Corp.	2.850%	2/1/29	5,960	4,609
	Western Digital Corp.	3.100%	2/1/32	7,215	5,188
	Workday Inc.	3.500%	4/1/27	12,652	11,834
	Workday Inc.	3.700%	4/1/29	5,124	4,700
	Workday Inc.	3.800%	4/1/32	8,313	7,336
	Xilinx Inc.	2.950%	6/1/24	9,983	9,704
	Xilinx Inc.	2.375%	6/1/30	11,130	9,358
					6,661,675
Utilities (2.2%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	11,575
[4]	AEP Texas Inc.	2.100%	7/1/30	5,190	4,201
	AEP Texas Inc.	3.800%	10/1/47	6,700	4,877
[4]	AEP Texas Inc.	3.450%	1/15/50	6,413	4,541
	AEP Transmission Co. LLC	3.100%	12/1/26	6,261	5,871
	AEP Transmission Co. LLC	4.000%	12/1/46	6,640	5,243
	AEP Transmission Co. LLC	3.750%	12/1/47	6,950	5,398
	AEP Transmission Co. LLC	4.250%	9/15/48	5,014	4,143
	AEP Transmission Co. LLC	3.800%	6/15/49	6,502	5,093
	AEP Transmission Co. LLC	3.150%	9/15/49	5,510	3,823
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	8,494	6,513
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	7,122	4,534
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	7,780	6,908
	AES Corp.	1.375%	1/15/26	10,754	9,582
	AES Corp.	2.450%	1/15/31	10,733	8,507
	Alabama Power Co.	3.750%	9/1/27	6,300	6,051
[4]	Alabama Power Co.	1.450%	9/15/30	5,439	4,235
	Alabama Power Co.	3.940%	9/1/32	5,216	4,786
	Alabama Power Co.	6.125%	5/15/38	1,667	1,772
	Alabama Power Co.	6.000%	3/1/39	3,822	3,974
	Alabama Power Co.	3.850%	12/1/42	2,925	2,346
	Alabama Power Co.	4.150%	8/15/44	6,774	5,633
	Alabama Power Co.	3.750%	3/1/45	5,199	4,043
	Alabama Power Co.	4.300%	1/2/46	11,568	9,637
[4]	Alabama Power Co.	3.700%	12/1/47	8,770	6,745
[4]	Alabama Power Co.	4.300%	7/15/48	3,845	3,222
	Alabama Power Co.	3.450%	10/1/49	24,131	17,431
	Alabama Power Co.	3.125%	7/15/51	9,285	6,411
	Alabama Power Co.	3.000%	3/15/52	18,675	12,452
	Ameren Corp.	2.500%	9/15/24	1,200	1,147
	Ameren Corp.	3.650%	2/15/26	5,140	4,914

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Corp.	1.950%	3/15/27	1,700	1,496
	Ameren Corp.	1.750%	3/15/28	6,000	5,089
	Ameren Corp.	3.500%	1/15/31	11,207	9,893
	Ameren Illinois Co.	3.250%	3/1/25	2,385	2,305
	Ameren Illinois Co.	3.800%	5/15/28	6,520	6,207
	Ameren Illinois Co.	1.550%	11/15/30	4,595	3,615
	Ameren Illinois Co.	3.850%	9/1/32	3,050	2,839
	Ameren Illinois Co.	4.150%	3/15/46	5,656	4,765
	Ameren Illinois Co.	3.700%	12/1/47	8,073	6,417
	Ameren Illinois Co.	4.500%	3/15/49	8,090	7,457
	Ameren Illinois Co.	3.250%	3/15/50	7,023	5,070
	Ameren Illinois Co.	2.900%	6/15/51	5,095	3,407
	Ameren Illinois Co.	5.900%	12/1/52	3,825	4,207
	American Electric Power Co. Inc.	2.031%	3/15/24	8,000	7,702
[4]	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	2,682
	American Electric Power Co. Inc.	5.750%	11/1/27	6,646	6,840
	American Electric Power Co. Inc.	3.200%	11/13/27	3,245	2,981
[4]	American Electric Power Co. Inc.	4.300%	12/1/28	10,720	10,239
	American Electric Power Co. Inc.	2.300%	3/1/30	362	296
	American Electric Power Co. Inc.	5.950%	11/1/32	3,565	3,725
	American Electric Power Co. Inc.	3.250%	3/1/50	5,732	3,865
	American Electric Power Co. Inc.	3.875%	2/15/62	5,295	4,157
	American Water Capital Corp.	3.850%	3/1/24	6,700	6,595
	American Water Capital Corp.	3.400%	3/1/25	8,835	8,563
	American Water Capital Corp.	2.950%	9/1/27	9,170	8,456
	American Water Capital Corp.	3.750%	9/1/28	7,071	6,672
	American Water Capital Corp.	3.450%	6/1/29	16,548	15,096
	American Water Capital Corp.	2.800%	5/1/30	5,479	4,739
	American Water Capital Corp.	2.300%	6/1/31	8,215	6,749
	American Water Capital Corp.	6.593%	10/15/37	8,431	9,304
	American Water Capital Corp.	4.300%	12/1/42	170	148
	American Water Capital Corp.	4.300%	9/1/45	8,027	6,829
	American Water Capital Corp.	4.000%	12/1/46	1,585	1,237
	American Water Capital Corp.	3.750%	9/1/47	9,898	7,709
	American Water Capital Corp.	4.200%	9/1/48	9,270	7,769
	American Water Capital Corp.	4.150%	6/1/49	7,135	5,897
	American Water Capital Corp.	3.450%	5/1/50	6,667	4,922
	American Water Capital Corp.	3.250%	6/1/51	6,345	4,545
	Appalachian Power Co.	3.400%	6/1/25	4,956	4,789
[4]	Appalachian Power Co.	3.300%	6/1/27	5,963	5,610
[4]	Appalachian Power Co.	2.700%	4/1/31	7,469	6,143
[4]	Appalachian Power Co.	4.500%	8/1/32	5,377	5,032
	Appalachian Power Co.	7.000%	4/1/38	1,060	1,183
	Appalachian Power Co.	4.400%	5/15/44	4,426	3,642
	Appalachian Power Co.	4.450%	6/1/45	9,172	7,543
[4]	Appalachian Power Co.	4.500%	3/1/49	13,900	11,508
[4]	Appalachian Power Co.	3.700%	5/1/50	6,845	5,022
	Arizona Public Service Co.	3.150%	5/15/25	5,795	5,533
	Arizona Public Service Co.	2.950%	9/15/27	1,500	1,360
	Arizona Public Service Co.	2.600%	8/15/29	4,704	3,939
	Arizona Public Service Co.	2.200%	12/15/31	715	545
	Arizona Public Service Co.	6.350%	12/15/32	2,000	2,104
	Arizona Public Service Co.	5.050%	9/1/41	395	350
	Arizona Public Service Co.	4.500%	4/1/42	9,909	8,114
	Arizona Public Service Co.	4.350%	11/15/45	1,350	1,062
	Arizona Public Service Co.	3.750%	5/15/46	13,030	9,147
	Arizona Public Service Co.	4.200%	8/15/48	546	418
	Arizona Public Service Co.	4.250%	3/1/49	7,026	5,360
	Arizona Public Service Co.	3.500%	12/1/49	3,905	2,666
	Arizona Public Service Co.	3.350%	5/15/50	2,995	1,987
	Arizona Public Service Co.	2.650%	9/15/50	3,454	1,998
	Atlantic City Electric Co.	2.300%	3/15/31	5,830	4,734
	Atmos Energy Corp.	3.000%	6/15/27	8,845	8,256
	Atmos Energy Corp.	2.625%	9/15/29	4,697	4,079
	Atmos Energy Corp.	1.500%	1/15/31	1,776	1,383
	Atmos Energy Corp.	5.450%	10/15/32	1,670	1,732
	Atmos Energy Corp.	5.500%	6/15/41	10,500	10,388
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	4.150%	1/15/43	6,667	5,573
	Atmos Energy Corp.	4.125%	10/15/44	4,016	3,303
	Atmos Energy Corp.	4.300%	10/1/48	3,015	2,553
	Atmos Energy Corp.	3.375%	9/15/49	20,815	15,222
	Atmos Energy Corp.	2.850%	2/15/52	16,300	10,627
	Atmos Energy Corp.	5.750%	10/15/52	4,225	4,441
	Avangrid Inc.	3.150%	12/1/24	9,989	9,575
	Avangrid Inc.	3.200%	4/15/25	657	628
	Avangrid Inc.	3.800%	6/1/29	12,934	11,750
	Avista Corp.	4.350%	6/1/48	4,935	4,129
	Avista Corp.	4.000%	4/1/52	6,024	4,777
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,351	5,861
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,321	1,411
	Baltimore Gas & Electric Co.	3.500%	8/15/46	5,547	4,167
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	8,703	6,721
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,270	1,909
	Baltimore Gas & Electric Co.	3.200%	9/15/49	6,540	4,630
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,425	4,273
	Baltimore Gas & Electric Co.	4.550%	6/1/52	5,860	5,241
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,246	7,108
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,380	4,317
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,875	7,297
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,026	17,417
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,660	5,926
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	10,996	11,552
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,406	5,593
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,482	8,089
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	11,711	10,186
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	10,169	7,863
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	21,822	18,881
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,910	14,931
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	17,657	11,612
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	12,705	11,172
	Black Hills Corp.	1.037%	8/23/24	10,000	9,334
	Black Hills Corp.	3.950%	1/15/26	2,810	2,688
	Black Hills Corp.	3.150%	1/15/27	5,150	4,756
	Black Hills Corp.	3.050%	10/15/29	6,147	5,220
	Black Hills Corp.	4.350%	5/1/33	6,759	5,964
	Black Hills Corp.	4.200%	9/15/46	4,060	3,091
	Black Hills Corp.	3.875%	10/15/49	4,810	3,416
[4]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,637	2,414
[4]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,162	2,037
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,735	3,933
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,274	1,966
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,500	2,418
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,565	9,166
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,325	2,984
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,855	4,816
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,605	5,762
[4]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,659	3,813
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	9,725	7,220
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,835	2,189
[4]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,845	1,761
	CenterPoint Energy Inc.	2.500%	9/1/24	2,650	2,542
	CenterPoint Energy Inc.	1.450%	6/1/26	14,999	13,325

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Inc.	4.250%	11/1/28	1,835	1,724
	CenterPoint Energy Inc.	2.950%	3/1/30	14,610	12,559
	CenterPoint Energy Inc.	2.650%	6/1/31	3,050	2,514
	CenterPoint Energy Inc.	3.700%	9/1/49	9,707	7,272
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	4,096	3,901
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	8,342	6,611
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,025	7,066
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,100	3,299
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,306	5,944
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	421
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,757	4,870
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	5,539
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	5,913
	CMS Energy Corp.	3.000%	5/15/26	6,275	5,847
	CMS Energy Corp.	3.450%	8/15/27	4,396	4,072
	CMS Energy Corp.	4.875%	3/1/44	6,305	5,737
[4]	CMS Energy Corp.	4.750%	6/1/50	6,834	5,931
	CMS Energy Corp.	3.750%	12/1/50	3,435	2,591
	Commonwealth Edison Co.	2.550%	6/15/26	12,199	11,330
[4]	Commonwealth Edison Co.	2.950%	8/15/27	4,830	4,470
	Commonwealth Edison Co.	3.700%	8/15/28	3,411	3,214
	Commonwealth Edison Co.	2.200%	3/1/30	4,039	3,385
	Commonwealth Edison Co.	5.900%	3/15/36	4,159	4,348
	Commonwealth Edison Co.	6.450%	1/15/38	9,048	9,949
	Commonwealth Edison Co.	3.800%	10/1/42	5,906	4,816
	Commonwealth Edison Co.	4.600%	8/15/43	6,320	5,700
	Commonwealth Edison Co.	4.700%	1/15/44	6,077	5,526
	Commonwealth Edison Co.	3.700%	3/1/45	10,770	8,390
	Commonwealth Edison Co.	4.350%	11/15/45	6,878	5,884
	Commonwealth Edison Co.	3.650%	6/15/46	14,833	11,231
[4]	Commonwealth Edison Co.	3.750%	8/15/47	9,719	7,596
	Commonwealth Edison Co.	4.000%	3/1/48	10,595	8,727
	Commonwealth Edison Co.	4.000%	3/1/49	11,090	9,007
[4]	Commonwealth Edison Co.	3.200%	11/15/49	7,681	5,467
	Commonwealth Edison Co.	3.000%	3/1/50	7,928	5,466
[4]	Commonwealth Edison Co.	2.750%	9/1/51	6,638	4,270
[4]	Connecticut Light & Power Co.	0.750%	12/1/25	5,056	4,527
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	7,175	6,744
[4]	Connecticut Light & Power Co.	2.050%	7/1/31	4,185	3,375
	Connecticut Light & Power Co.	4.300%	4/15/44	6,065	5,217
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	5,180	4,330
	Connecticut Light & Power Co.	4.000%	4/1/48	10,753	8,983
[4]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,311
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,089	1,032
[4]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,385	1,324
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,585	6,480
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	5,144	5,197
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,150	3,306
[4]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	558
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,976	4,360
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,397	11,158
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,543	10,451
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	4,185	3,345
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	23,038	19,843
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	14,170	12,128
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	16,995	13,219
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	8,287	6,410
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	8,294	6,750
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	4,885	3,395
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	4,565	4,949
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	6,371	5,445
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,747	3,841
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,210	3,217
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	10,124	8,468
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,598	5,478
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	11,926	8,577
	Constellation Energy Generation LLC	6.250%	10/1/39	14,313	14,641
	Constellation Energy Generation LLC	5.750%	10/1/41	8,513	8,193
	Constellation Energy Generation LLC	5.600%	6/15/42	11,796	11,364
	Consumers Energy Co.	3.800%	11/15/28	7,344	6,960
	Consumers Energy Co.	3.600%	8/15/32	1,329	1,209
	Consumers Energy Co.	3.950%	5/15/43	4,778	3,955
	Consumers Energy Co.	3.250%	8/15/46	6,837	4,969
	Consumers Energy Co.	3.950%	7/15/47	4,875	3,971
	Consumers Energy Co.	4.050%	5/15/48	7,167	5,975
	Consumers Energy Co.	4.350%	4/15/49	8,355	7,363
	Consumers Energy Co.	3.100%	8/15/50	7,832	5,474
	Consumers Energy Co.	3.500%	8/1/51	19,844	15,136
	Consumers Energy Co.	2.650%	8/15/52	4,175	2,633
	Consumers Energy Co.	4.200%	9/1/52	6,423	5,518
	Consumers Energy Co.	2.500%	5/1/60	9,194	5,224
	Dayton Power & Light Co.	3.950%	6/15/49	3,413	2,655
	Delmarva Power & Light Co.	4.150%	5/15/45	5,548	4,490
	Dominion Energy Inc.	3.071%	8/15/24	6,243	6,016
	Dominion Energy Inc.	3.900%	10/1/25	10,933	10,657
[4]	Dominion Energy Inc.	1.450%	4/15/26	6,667	5,941
[4]	Dominion Energy Inc.	2.850%	8/15/26	7,616	7,034
[4]	Dominion Energy Inc.	3.600%	3/15/27	3,425	3,223
	Dominion Energy Inc.	4.250%	6/1/28	5,353	5,104
[4]	Dominion Energy Inc.	3.375%	4/1/30	38,306	33,749
[4]	Dominion Energy Inc.	2.250%	8/15/31	8,175	6,494
[4]	Dominion Energy Inc.	4.350%	8/15/32	4,560	4,237
	Dominion Energy Inc.	5.375%	11/15/32	7,500	7,452
[4]	Dominion Energy Inc.	6.300%	3/15/33	6,298	6,633
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,489	1,458
[4]	Dominion Energy Inc.	5.950%	6/15/35	4,385	4,410
	Dominion Energy Inc.	7.000%	6/15/38	5,909	6,316
[4]	Dominion Energy Inc.	3.300%	4/15/41	6,410	4,745
[4]	Dominion Energy Inc.	4.900%	8/1/41	11,860	10,481
[4]	Dominion Energy Inc.	4.050%	9/15/42	8,926	7,000
	Dominion Energy Inc.	4.700%	12/1/44	4,401	3,748
[4]	Dominion Energy Inc.	4.600%	3/15/49	7,491	6,376
[4]	Dominion Energy Inc.	4.850%	8/15/52	7,821	6,792
[4]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,113
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,315	1,865

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,380	7,008
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,330	3,492
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,852	3,786
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,643	5,921
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,813	6,328
	DTE Electric Co.	3.650%	3/15/24	9,250	9,097
	DTE Electric Co.	3.375%	3/1/25	8,028	7,788
[4]	DTE Electric Co.	1.900%	4/1/28	3,575	3,105
	DTE Electric Co.	2.250%	3/1/30	25,702	21,671
[4]	DTE Electric Co.	2.625%	3/1/31	7,625	6,469
[4]	DTE Electric Co.	4.000%	4/1/43	6,425	5,352
	DTE Electric Co.	4.300%	7/1/44	825	714
	DTE Electric Co.	3.700%	3/15/45	7,804	6,199
	DTE Electric Co.	3.700%	6/1/46	3,127	2,435
	DTE Electric Co.	3.750%	8/15/47	6,245	4,924
[4]	DTE Electric Co.	4.050%	5/15/48	3,750	3,125
	DTE Electric Co.	3.950%	3/1/49	5,557	4,573
	DTE Electric Co.	2.950%	3/1/50	7,020	4,816
[4]	DTE Electric Co.	3.250%	4/1/51	5,825	4,204
[4]	DTE Energy Co.	2.529%	10/1/24	5,622	5,367
	DTE Energy Co.	4.220%	11/1/24	10,000	9,840
[4]	DTE Energy Co.	1.050%	6/1/25	7,695	6,972
	DTE Energy Co.	2.850%	10/1/26	41,817	38,534
[4]	DTE Energy Co.	3.400%	6/15/29	16,313	14,509
	DTE Energy Co.	2.950%	3/1/30	3,639	3,094
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,934	8,423
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,646	15,028
[4]	Duke Energy Carolinas LLC	6.000%	12/1/28	6,120	6,514
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,502	5,589
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,507	6,403
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,420	5,366
	Duke Energy Carolinas LLC	6.450%	10/15/32	5,134	5,520
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,891	11,358
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,244	7,600
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,811	7,189
	Duke Energy Carolinas LLC	5.300%	2/15/40	10,068	9,968
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,680	5,781
	Duke Energy Carolinas LLC	4.000%	9/30/42	8,214	6,790
	Duke Energy Carolinas LLC	3.750%	6/1/45	9,703	7,539
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,489	9,075
	Duke Energy Carolinas LLC	3.700%	12/1/47	10,638	8,210
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,765	2,227
	Duke Energy Carolinas LLC	3.200%	8/15/49	8,797	6,204
	Duke Energy Carolinas LLC	3.450%	4/15/51	7,801	5,747
	Duke Energy Corp.	0.900%	9/15/25	6,460	5,783
	Duke Energy Corp.	5.000%	12/8/25	4,490	4,480
	Duke Energy Corp.	2.650%	9/1/26	13,973	12,909
	Duke Energy Corp.	3.150%	8/15/27	15,754	14,544
	Duke Energy Corp.	5.000%	12/8/27	2,400	2,387
	Duke Energy Corp.	4.300%	3/15/28	4,240	4,090
	Duke Energy Corp.	3.400%	6/15/29	7,759	6,962
	Duke Energy Corp.	2.450%	6/1/30	19,441	16,005
	Duke Energy Corp.	2.550%	6/15/31	10,274	8,384
	Duke Energy Corp.	4.500%	8/15/32	14,013	13,168
	Duke Energy Corp.	3.300%	6/15/41	2,805	2,053
	Duke Energy Corp.	4.800%	12/15/45	5,420	4,762
	Duke Energy Corp.	3.750%	9/1/46	22,153	16,506
	Duke Energy Corp.	3.950%	8/15/47	2,038	1,549
	Duke Energy Corp.	4.200%	6/15/49	8,850	7,021
	Duke Energy Corp.	3.500%	6/15/51	8,435	5,921
	Duke Energy Corp.	5.000%	8/15/52	13,302	11,934
	Duke Energy Corp.	3.250%	1/15/82	2,213	1,625
	Duke Energy Florida LLC	3.200%	1/15/27	4,497	4,251
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	3.800%	7/15/28	6,163	5,852
	Duke Energy Florida LLC	2.500%	12/1/29	16,210	13,877
	Duke Energy Florida LLC	1.750%	6/15/30	8,213	6,544
	Duke Energy Florida LLC	2.400%	12/15/31	8,620	7,019
	Duke Energy Florida LLC	6.350%	9/15/37	9,538	10,280
	Duke Energy Florida LLC	6.400%	6/15/38	10,412	11,469
	Duke Energy Florida LLC	5.650%	4/1/40	2,855	2,882
	Duke Energy Florida LLC	3.850%	11/15/42	1,974	1,587
	Duke Energy Florida LLC	3.400%	10/1/46	9,805	7,057
	Duke Energy Florida LLC	4.200%	7/15/48	6,800	5,724
	Duke Energy Florida LLC	3.000%	12/15/51	5,725	3,905
	Duke Energy Florida LLC	5.950%	11/15/52	2,735	2,927
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,008	3,609
	Duke Energy Indiana LLC	6.120%	10/15/35	5,848	5,996
	Duke Energy Indiana LLC	6.350%	8/15/38	9,822	10,629
	Duke Energy Indiana LLC	6.450%	4/1/39	4,410	4,748
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	3,792	3,506
	Duke Energy Indiana LLC	3.750%	5/15/46	19,913	15,491
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	5,868	4,092
	Duke Energy Ohio Inc.	3.650%	2/1/29	15,439	14,378
	Duke Energy Ohio Inc.	2.125%	6/1/30	4,790	3,918
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,023	5,200
	Duke Energy Ohio Inc.	4.300%	2/1/49	3,238	2,668
	Duke Energy Progress LLC	3.250%	8/15/25	13,455	12,939
	Duke Energy Progress LLC	3.700%	9/1/28	8,360	7,869
	Duke Energy Progress LLC	3.450%	3/15/29	10,571	9,735
	Duke Energy Progress LLC	2.000%	8/15/31	8,813	6,975
	Duke Energy Progress LLC	6.300%	4/1/38	5,677	6,113
	Duke Energy Progress LLC	4.100%	5/15/42	5,547	4,668
	Duke Energy Progress LLC	4.100%	3/15/43	7,120	5,973
	Duke Energy Progress LLC	4.375%	3/30/44	15,905	13,718
	Duke Energy Progress LLC	4.150%	12/1/44	8,529	7,135
	Duke Energy Progress LLC	4.200%	8/15/45	8,882	7,451
	Duke Energy Progress LLC	3.700%	10/15/46	9,260	7,086
	Duke Energy Progress LLC	3.600%	9/15/47	8,063	6,076
	Duke Energy Progress LLC	2.500%	8/15/50	4,910	2,972
	Duke Energy Progress LLC	2.900%	8/15/51	8,860	5,837
	Duke Energy Progress LLC	4.000%	4/1/52	5,725	4,613
[4]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	3,887	3,298
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	4,700	3,779
[4]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	2,963
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	786
[4]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,244
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	5,265	5,105
	Edison International	3.550%	11/15/24	5,888	5,686
	Edison International	4.700%	8/15/25	5,198	5,085
	Edison International	5.750%	6/15/27	4,185	4,199
	Edison International	4.125%	3/15/28	7,112	6,599
	Edison International	6.950%	11/15/29	1,800	1,886
	El Paso Electric Co.	6.000%	5/15/35	3,395	3,300
	El Paso Electric Co.	5.000%	12/1/44	4,600	4,010
	Emera US Finance LP	3.550%	6/15/26	9,881	9,279
	Emera US Finance LP	4.750%	6/15/46	18,274	14,217
	Enel Americas SA	4.000%	10/25/26	7,516	7,129
	Enel Chile SA	4.875%	6/12/28	13,471	13,119
	Entergy Arkansas LLC	3.500%	4/1/26	6,278	6,035
	Entergy Arkansas LLC	4.200%	4/1/49	5,213	4,306
	Entergy Arkansas LLC	2.650%	6/15/51	10,070	6,179
	Entergy Corp.	0.900%	9/15/25	10,888	9,702
	Entergy Corp.	2.950%	9/1/26	11,639	10,834
	Entergy Corp.	1.900%	6/15/28	2,883	2,440
	Entergy Corp.	2.800%	6/15/30	18,520	15,589
	Entergy Corp.	2.400%	6/15/31	8,004	6,344

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Corp.	3.750%	6/15/50	8,220	6,082
	Entergy Louisiana LLC	0.950%	10/1/24	10,450	9,736
	Entergy Louisiana LLC	5.590%	10/1/24	4,146	4,172
	Entergy Louisiana LLC	5.400%	11/1/24	5,125	5,170
	Entergy Louisiana LLC	2.400%	10/1/26	8,093	7,361
	Entergy Louisiana LLC	3.120%	9/1/27	7,127	6,577
	Entergy Louisiana LLC	3.250%	4/1/28	5,537	5,045
	Entergy Louisiana LLC	1.600%	12/15/30	4,480	3,438
	Entergy Louisiana LLC	3.050%	6/1/31	12,389	10,608
	Entergy Louisiana LLC	2.350%	6/15/32	8,145	6,481
	Entergy Louisiana LLC	4.000%	3/15/33	14,380	12,963
	Entergy Louisiana LLC	3.100%	6/15/41	6,752	5,015
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	10,963
	Entergy Louisiana LLC	4.200%	9/1/48	10,310	8,491
	Entergy Louisiana LLC	4.200%	4/1/50	10,570	8,608
	Entergy Louisiana LLC	2.900%	3/15/51	12,786	8,298
	Entergy Louisiana LLC	4.750%	9/15/52	2,640	2,381
	Entergy Mississippi LLC	2.850%	6/1/28	13,377	11,876
	Entergy Mississippi LLC	3.850%	6/1/49	6,625	5,093
	Entergy Texas Inc.	1.750%	3/15/31	11,218	8,782
	Entergy Texas Inc.	4.500%	3/30/39	689	602
	Entergy Texas Inc.	3.550%	9/30/49	4,324	3,126
	Essential Utilities Inc.	3.566%	5/1/29	9,159	8,234
	Essential Utilities Inc.	2.704%	4/15/30	8,255	6,917
	Essential Utilities Inc.	4.276%	5/1/49	5,885	4,768
	Essential Utilities Inc.	3.351%	4/15/50	6,195	4,256
	Essential Utilities Inc.	5.300%	5/1/52	6,180	5,816
	Evergy Inc.	2.450%	9/15/24	4,267	4,054
	Evergy Inc.	2.900%	9/15/29	7,013	6,063
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,072
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,500	12,585
	Evergy Kansas Central Inc.	4.125%	3/1/42	9,057	7,521
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,640	4,647
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,329	3,524
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,450	3,793
	Evergy Kansas Central Inc.	3.450%	4/15/50	5,000	3,633
[4]	Evergy Metro Inc.	2.250%	6/1/30	6,896	5,679
	Evergy Metro Inc.	5.300%	10/1/41	7,890	7,562
	Evergy Metro Inc.	4.200%	6/15/47	7,345	5,966
	Evergy Metro Inc.	4.200%	3/15/48	3,383	2,688
[4]	Evergy Metro Inc.	4.125%	4/1/49	1,873	1,508
[4]	Eversource Energy	2.900%	10/1/24	4,080	3,934
[4]	Eversource Energy	3.150%	1/15/25	5,697	5,484
[4]	Eversource Energy	3.300%	1/15/28	7,625	7,034
[4]	Eversource Energy	4.250%	4/1/29	6,750	6,379
[4]	Eversource Energy	1.650%	8/15/30	9,080	7,063
	Eversource Energy	2.550%	3/15/31	4,613	3,797
	Eversource Energy	3.375%	3/1/32	5,162	4,489
	Eversource Energy	3.450%	1/15/50	12,375	9,051
[4]	Exelon Corp.	3.950%	6/15/25	23,396	22,851
	Exelon Corp.	3.400%	4/15/26	14,200	13,495
[7]	Exelon Corp.	2.750%	3/15/27	1,000	919
	Exelon Corp.	4.050%	4/15/30	21,600	20,117
[7]	Exelon Corp.	3.350%	3/15/32	1,363	1,188
[4]	Exelon Corp.	4.950%	6/15/35	8,372	8,003
	Exelon Corp.	5.625%	6/15/35	7,269	7,405
	Exelon Corp.	5.100%	6/15/45	4,937	4,586
	Exelon Corp.	4.450%	4/15/46	10,175	8,629
	Exelon Corp.	4.700%	4/15/50	13,725	12,056
[7]	Exelon Corp.	4.100%	3/15/52	3,035	2,441
	Florida Power & Light Co.	3.250%	6/1/24	10,815	10,565
	Florida Power & Light Co.	2.850%	4/1/25	22,312	21,379
	Florida Power & Light Co.	3.125%	12/1/25	9,400	9,073
	Florida Power & Light Co.	2.450%	2/3/32	14,813	12,383
	Florida Power & Light Co.	5.625%	4/1/34	3,236	3,366
	Florida Power & Light Co.	4.950%	6/1/35	1,918	1,885
	Florida Power & Light Co.	5.650%	2/1/37	4,476	4,567
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.950%	2/1/38	9,766	10,389
	Florida Power & Light Co.	5.960%	4/1/39	1,192	1,271
	Florida Power & Light Co.	5.690%	3/1/40	1,057	1,096
	Florida Power & Light Co.	5.250%	2/1/41	2,621	2,613
	Florida Power & Light Co.	4.125%	2/1/42	18,317	15,865
	Florida Power & Light Co.	4.050%	6/1/42	8,824	7,602
	Florida Power & Light Co.	3.800%	12/15/42	6,845	5,656
	Florida Power & Light Co.	4.050%	10/1/44	4,785	4,063
	Florida Power & Light Co.	3.700%	12/1/47	9,905	7,991
	Florida Power & Light Co.	3.950%	3/1/48	26,333	21,867
	Florida Power & Light Co.	3.990%	3/1/49	1,851	1,562
	Florida Power & Light Co.	3.150%	10/1/49	15,065	10,944
	Fortis Inc.	3.055%	10/4/26	12,540	11,648
[4]	Georgia Power Co.	2.200%	9/15/24	7,885	7,515
	Georgia Power Co.	3.250%	4/1/26	9,050	8,561
	Georgia Power Co.	3.250%	3/30/27	8,046	7,439
[4]	Georgia Power Co.	2.650%	9/15/29	9,006	7,679
[4]	Georgia Power Co.	4.750%	9/1/40	9,122	8,263
	Georgia Power Co.	4.300%	3/15/42	13,540	11,606
	Georgia Power Co.	4.300%	3/15/43	6,045	5,042
[4]	Georgia Power Co.	3.700%	1/30/50	5,576	4,170
[4]	Georgia Power Co.	3.250%	3/15/51	9,150	6,312
[4]	Gulf Power Co.	3.300%	5/30/27	4,230	3,988
	Iberdrola International BV	6.750%	7/15/36	4,816	5,114
	Indiana Michigan Power Co.	3.850%	5/15/28	11,575	10,910
	Indiana Michigan Power Co.	6.050%	3/15/37	7,594	7,899
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	6,755	5,662
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	9,780	7,235
	Indiana Michigan Power Co.	3.250%	5/1/51	13,990	9,572
	Interstate Power & Light Co.	3.250%	12/1/24	13,102	12,657
	Interstate Power & Light Co.	4.100%	9/26/28	8,775	8,353
	Interstate Power & Light Co.	3.600%	4/1/29	5,366	4,887
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	4,943
	Interstate Power & Light Co.	6.250%	7/15/39	3,830	3,952
	Interstate Power & Light Co.	3.700%	9/15/46	4,282	3,098
	Interstate Power & Light Co.	3.500%	9/30/49	442	316
	Interstate Power & Light Co.	3.100%	11/30/51	5,685	3,713
	IPALCO Enterprises Inc.	3.700%	9/1/24	1,300	1,260
	IPALCO Enterprises Inc.	4.250%	5/1/30	5,228	4,647
	ITC Holdings Corp.	3.650%	6/15/24	4,532	4,419
	ITC Holdings Corp.	3.250%	6/30/26	6,580	6,168
	ITC Holdings Corp.	3.350%	11/15/27	8,721	8,023
	ITC Holdings Corp.	5.300%	7/1/43	11,900	10,636
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,782	2,621
	Kentucky Utilities Co.	5.125%	11/1/40	7,536	7,139
	Kentucky Utilities Co.	4.375%	10/1/45	7,765	6,571
	Kentucky Utilities Co.	3.300%	6/1/50	6,025	4,262
[4]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,161
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,492	10,434
	MidAmerican Energy Co.	3.500%	10/15/24	10,794	10,540
	MidAmerican Energy Co.	3.100%	5/1/27	5,680	5,321
	MidAmerican Energy Co.	3.650%	4/15/29	9,572	8,976
	MidAmerican Energy Co.	6.750%	12/30/31	4,314	4,853
[4]	MidAmerican Energy Co.	5.750%	11/1/35	3,200	3,324
[4]	MidAmerican Energy Co.	5.800%	10/15/36	8,780	9,199
	MidAmerican Energy Co.	4.800%	9/15/43	5,316	4,980
	MidAmerican Energy Co.	4.400%	10/15/44	2,278	2,004
	MidAmerican Energy Co.	4.250%	5/1/46	7,895	6,691
	MidAmerican Energy Co.	3.950%	8/1/47	5,237	4,317
	MidAmerican Energy Co.	3.650%	8/1/48	12,741	10,021
	MidAmerican Energy Co.	4.250%	7/15/49	8,833	7,587
	MidAmerican Energy Co.	3.150%	4/15/50	3,152	2,239
	Mississippi Power Co.	3.950%	3/30/28	2,115	1,984
[4]	Mississippi Power Co.	4.250%	3/15/42	8,136	6,614
	National Fuel Gas Co.	5.200%	7/15/25	2,927	2,909
	National Fuel Gas Co.	5.500%	1/15/26	4,661	4,647

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Fuel Gas Co.	3.950%	9/15/27	4,596	4,250
	National Fuel Gas Co.	4.750%	9/1/28	10,846	10,264
	National Fuel Gas Co.	2.950%	3/1/31	3,768	2,957
	National Grid USA	5.803%	4/1/35	3,208	2,990
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,419	15,070
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,102	2,947
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	10,157	9,756
[4]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	4,000	3,857
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	1,500	1,520
[4]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	10,043	9,567
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	17,564	15,501
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,394	5,007
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	608	564
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	1,500	1,490
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	6,441	6,049
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	8,039	7,397
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,707	6,402
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,000	740
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	5,715	4,350
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,910	2,251
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,870	10,777
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	3,759	3,473
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,025	2,112
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,615	5,971
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	10,750	8,985
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	14,600	12,221
[4]	Nevada Power Co.	3.700%	5/1/29	12,145	11,435
[4]	Nevada Power Co.	2.400%	5/1/30	8,190	6,877
[4]	Nevada Power Co.	6.650%	4/1/36	4,775	5,212
[4]	Nevada Power Co.	6.750%	7/1/37	4,622	5,115
[4]	Nevada Power Co.	3.125%	8/1/50	8,383	5,677
[4]	Nevada Power Co.	5.900%	5/1/53	3,455	3,700
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	14,270	13,899
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	4,960	4,903
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	9,000	8,892
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,800	4,747
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,684	21,394
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	6,598	5,646
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,594	6,909
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,461	5,591
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,659	29,350
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,508	4,437
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,577	7,863
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	6,077	5,540
	NiSource Inc.	0.950%	8/15/25	11,717	10,569
	NiSource Inc.	3.490%	5/15/27	10,716	10,100
	NiSource Inc.	2.950%	9/1/29	12,837	11,151
	NiSource Inc.	3.600%	5/1/30	4,321	3,852
	NiSource Inc.	1.700%	2/15/31	16,169	12,314
	NiSource Inc.	5.950%	6/15/41	7,397	7,472
	NiSource Inc.	5.250%	2/15/43	2,290	2,168
	NiSource Inc.	4.800%	2/15/44	5,039	4,449
	NiSource Inc.	5.650%	2/1/45	5,155	5,047
	NiSource Inc.	4.375%	5/15/47	28,917	24,325
	NiSource Inc.	3.950%	3/30/48	1,547	1,208
	Northern States Power Co.	2.250%	4/1/31	1,855	1,538
	Northern States Power Co.	6.250%	6/1/36	3,670	3,952
	Northern States Power Co.	6.200%	7/1/37	5,086	5,483
	Northern States Power Co.	5.350%	11/1/39	9,696	9,770
	Northern States Power Co.	3.400%	8/15/42	5,739	4,484
	Northern States Power Co.	4.125%	5/15/44	1,143	970
	Northern States Power Co.	4.000%	8/15/45	3,120	2,550
	Northern States Power Co.	3.600%	5/15/46	345	268
	Northern States Power Co.	3.600%	9/15/47	1,672	1,294
	Northern States Power Co.	2.900%	3/1/50	5,371	3,697
	Northern States Power Co.	2.600%	6/1/51	1,392	892
	Northern States Power Co.	3.200%	4/1/52	4,675	3,350
	Northern States Power Co.	4.500%	6/1/52	6,300	5,724
	NorthWestern Corp.	4.176%	11/15/44	5,380	4,374
	NSTAR Electric Co.	3.200%	5/15/27	7,350	6,908
	NSTAR Electric Co.	3.250%	5/15/29	5,663	5,145
	NSTAR Electric Co.	3.950%	4/1/30	2,133	2,004
	NSTAR Electric Co.	5.500%	3/15/40	5,636	5,673
	NSTAR Electric Co.	4.400%	3/1/44	3,526	3,081
	NSTAR Electric Co.	4.950%	9/15/52	2,190	2,126
	Oglethorpe Power Corp.	5.950%	11/1/39	3,508	3,382
	Oglethorpe Power Corp.	5.375%	11/1/40	8,770	7,935
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	7,040	5,601
	Oglethorpe Power Corp.	5.050%	10/1/48	1,990	1,712
	Oglethorpe Power Corp.	5.250%	9/1/50	1,338	1,176
	Ohio Edison Co.	6.875%	7/15/36	2,530	2,724
[4]	Ohio Power Co.	2.600%	4/1/30	750	637
[4]	Ohio Power Co.	1.625%	1/15/31	6,655	5,156
	Ohio Power Co.	4.150%	4/1/48	5,330	4,340
	Ohio Power Co.	4.000%	6/1/49	5,945	4,708
[4]	Ohio Power Co.	2.900%	10/1/51	4,455	2,913
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	5,369
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,623	8,361
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	3,372
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	4,264
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	11,545	11,178
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	9,762
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,800	2,496
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	7,080	6,681
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,745	1,810
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	8,805	7,671
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,654	6,373
[7]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	3,175	3,108
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,630	4,213
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,892	2,293
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,940	5,894
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,919	4,491
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,295	2,289

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	12,662	10,208
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	5,325	4,334
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,605	3,062
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,243	10,721
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	8,239	5,854
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	7,549	6,008
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	2,382	1,564
[7]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	4,500	4,377
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	4,657	4,745
	ONE Gas Inc.	1.100%	3/11/24	5,150	4,939
	ONE Gas Inc.	2.000%	5/15/30	3,050	2,475
	ONE Gas Inc.	4.658%	2/1/44	6,130	5,310
	ONE Gas Inc.	4.500%	11/1/48	7,424	6,151
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,216	4,128
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,429	7,023
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,931	1,832
	Pacific Gas & Electric Co.	3.150%	1/1/26	29,913	27,814
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,043	4,318
	Pacific Gas & Electric Co.	3.300%	12/1/27	33,622	29,727
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,670	2,314
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,780	17,594
	Pacific Gas & Electric Co.	4.550%	7/1/30	41,011	37,177
	Pacific Gas & Electric Co.	2.500%	2/1/31	28,328	22,025
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,830	4,739
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,541	21,559
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,609	7,873
	Pacific Gas & Electric Co.	4.200%	6/1/41	7,858	5,884
	Pacific Gas & Electric Co.	4.750%	2/15/44	15,165	11,799
	Pacific Gas & Electric Co.	4.300%	3/15/45	10,565	7,558
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,679	4,010
	Pacific Gas & Electric Co.	3.950%	12/1/47	29,303	19,840
	Pacific Gas & Electric Co.	4.950%	7/1/50	46,329	36,297
	Pacific Gas & Electric Co.	3.500%	8/1/50	28,617	18,012
	PacifiCorp	3.600%	4/1/24	7,457	7,329
	PacifiCorp	3.500%	6/15/29	14,067	12,962
	PacifiCorp	2.700%	9/15/30	6,648	5,712
	PacifiCorp	7.700%	11/15/31	1,399	1,634
	PacifiCorp	5.250%	6/15/35	3,968	3,902
	PacifiCorp	6.100%	8/1/36	5,828	6,008
	PacifiCorp	5.750%	4/1/37	10,490	10,657
	PacifiCorp	6.250%	10/15/37	8,237	8,753
	PacifiCorp	6.350%	7/15/38	4,412	4,749
	PacifiCorp	6.000%	1/15/39	5,181	5,396
	PacifiCorp	4.100%	2/1/42	5,640	4,660
	PacifiCorp	4.125%	1/15/49	19,367	15,919
	PacifiCorp	4.150%	2/15/50	13,514	11,162
	PacifiCorp	3.300%	3/15/51	12,448	8,973
	PacifiCorp	2.900%	6/15/52	19,758	13,004
	PacifiCorp	5.350%	12/1/53	10,000	10,003
	PECO Energy Co.	3.150%	10/15/25	2,350	2,257
	PECO Energy Co.	3.900%	3/1/48	7,156	5,893
	PECO Energy Co.	3.000%	9/15/49	5,925	4,067
	PECO Energy Co.	2.800%	6/15/50	7,120	4,700
	PECO Energy Co.	3.050%	3/15/51	5,637	3,863
	PECO Energy Co.	2.850%	9/15/51	4,165	2,764
	PECO Energy Co.	4.600%	5/15/52	5,955	5,385
	PECO Energy Co.	4.375%	8/15/52	5,523	4,879
[4]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,910	3,417
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	1,300	998
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,485	3,878
[4]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	13,017	12,357
[4]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	4,775	4,578
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	4,034	3,780
[4]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	6,055	5,850
[4]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	5,685	5,508
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	15,580	13,706
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	9,355	9,053
[4]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	3,400	3,021
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	5,630	5,355
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	6,300	5,787
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,975	4,063
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,115
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,505	3,245
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	12,759	8,680
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,615	9,671
	Potomac Electric Power Co.	3.600%	3/15/24	3,657	3,594
	Potomac Electric Power Co.	6.500%	11/15/37	7,787	8,533
	Potomac Electric Power Co.	4.150%	3/15/43	6,585	5,560
	PPL Capital Funding Inc.	3.100%	5/15/26	10,832	10,137
	PPL Electric Utilities Corp.	6.250%	5/15/39	5,942	6,384
	PPL Electric Utilities Corp.	4.125%	6/15/44	3,240	2,723
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,525	4,566
	PPL Electric Utilities Corp.	3.950%	6/1/47	6,640	5,410
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,902	3,288
	Progress Energy Inc.	7.750%	3/1/31	6,233	7,063
	Progress Energy Inc.	6.000%	12/1/39	7,714	7,807
	Public Service Co. of Colorado	3.700%	6/15/28	5,625	5,358
[4]	Public Service Co. of Colorado	1.900%	1/15/31	5,566	4,463
	Public Service Co. of Colorado	1.875%	6/15/31	10,245	8,157
[4]	Public Service Co. of Colorado	4.100%	6/1/32	3,400	3,192
[4]	Public Service Co. of Colorado	6.250%	9/1/37	1,223	1,332
	Public Service Co. of Colorado	3.600%	9/15/42	7,940	6,277
	Public Service Co. of Colorado	4.300%	3/15/44	1,737	1,479
	Public Service Co. of Colorado	3.800%	6/15/47	1,816	1,442
	Public Service Co. of Colorado	4.100%	6/15/48	4,475	3,716
	Public Service Co. of Colorado	4.050%	9/15/49	7,027	5,791
[4]	Public Service Co. of Colorado	3.200%	3/1/50	3,788	2,715
[4]	Public Service Co. of Colorado	2.700%	1/15/51	6,524	4,208
[4]	Public Service Co. of Colorado	4.500%	6/1/52	5,470	4,900
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,689	4,403
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	11,418	10,941
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,215	4,744
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	6,691	6,251
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,370	1,305
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,225	1,152
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,675	3,333
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	4,513	3,867
[4]	Public Service Electric & Gas Co.	4.900%	12/15/32	5,200	5,211
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,986	2,066
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	417	424
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	5,815	4,873
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,936	1,549
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	17,183	13,713
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	5,821	4,453
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	11,213	8,940
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,395	1,005
[4]	Public Service Electric & Gas Co.	3.150%	1/1/50	3,905	2,760
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	11,225	7,308
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	9,584	5,356
	Public Service Enterprise Group Inc.	2.875%	6/15/24	5,316	5,140

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,730	7,838
	Public Service Enterprise Group Inc.	5.850%	11/15/27	6,025	6,207
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,760	9,136
	Puget Energy Inc.	3.650%	5/15/25	11,458	10,936
	Puget Energy Inc.	4.100%	6/15/30	6,024	5,390
	Puget Sound Energy Inc.	6.274%	3/15/37	3,730	3,826
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	6,914
	Puget Sound Energy Inc.	5.795%	3/15/40	1,849	1,841
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	3,253
	Puget Sound Energy Inc.	4.300%	5/20/45	9,889	8,040
	Puget Sound Energy Inc.	4.223%	6/15/48	7,096	5,810
	Puget Sound Energy Inc.	3.250%	9/15/49	6,015	4,123
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,912	1,773
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,288	3,398
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,012
	San Diego Gas & Electric Co.	4.500%	8/15/40	6,315	5,685
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,100	3,998
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,401	6,224
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	4,200	3,018
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	2,424
	Sempra Energy	3.300%	4/1/25	8,495	8,155
	Sempra Energy	3.250%	6/15/27	10,003	9,250
	Sempra Energy	3.400%	2/1/28	14,192	13,187
	Sempra Energy	3.800%	2/1/38	14,960	12,265
	Sempra Energy	6.000%	10/15/39	24,975	25,353
	Sempra Energy	4.000%	2/1/48	11,178	8,788
	Sempra Energy	4.125%	4/1/52	5,366	4,225
	Sierra Pacific Power Co.	2.600%	5/1/26	13,375	12,404
	Southern California Edison Co.	1.100%	4/1/24	8,378	7,965
[4]	Southern California Edison Co.	0.975%	8/1/24	4,064	3,802
[4]	Southern California Edison Co.	3.700%	8/1/25	17,613	17,059
[4]	Southern California Edison Co.	1.200%	2/1/26	6,450	5,713
	Southern California Edison Co.	5.850%	11/1/27	3,000	3,098
[4]	Southern California Edison Co.	3.650%	3/1/28	12,577	11,743
[4]	Southern California Edison Co.	4.200%	3/1/29	8,402	7,993
	Southern California Edison Co.	6.650%	4/1/29	3,700	3,812
	Southern California Edison Co.	2.850%	8/1/29	4,517	3,926
	Southern California Edison Co.	2.250%	6/1/30	8,195	6,761
[4]	Southern California Edison Co.	2.500%	6/1/31	7,315	6,028
	Southern California Edison Co.	2.750%	2/1/32	4,880	4,089
	Southern California Edison Co.	5.950%	11/1/32	6,200	6,565
	Southern California Edison Co.	6.000%	1/15/34	6,726	7,008
[4]	Southern California Edison Co.	5.750%	4/1/35	3,256	3,265
[4]	Southern California Edison Co.	5.350%	7/15/35	9,483	9,153
	Southern California Edison Co.	5.625%	2/1/36	6,430	6,273
[4]	Southern California Edison Co.	5.550%	1/15/37	6,225	6,102
[4]	Southern California Edison Co.	5.950%	2/1/38	10,235	10,336
	Southern California Edison Co.	6.050%	3/15/39	3,386	3,434
	Southern California Edison Co.	5.500%	3/15/40	8,488	8,213
	Southern California Edison Co.	4.500%	9/1/40	5,295	4,520
	Southern California Edison Co.	4.050%	3/15/42	13,850	11,060
[4]	Southern California Edison Co.	3.900%	3/15/43	6,761	5,223
	Southern California Edison Co.	4.650%	10/1/43	5,523	4,776
[4]	Southern California Edison Co.	3.600%	2/1/45	5,495	3,955
	Southern California Edison Co.	4.000%	4/1/47	5,898	4,631
[4]	Southern California Edison Co.	4.125%	3/1/48	20,851	16,658
[4]	Southern California Edison Co.	4.875%	3/1/49	8,380	7,405
	Southern California Edison Co.	3.650%	2/1/50	18,257	13,420
[4]	Southern California Edison Co.	2.950%	2/1/51	8,525	5,465
[4]	Southern California Edison Co.	3.650%	6/1/51	6,250	4,589
	Southern California Edison Co.	3.450%	2/1/52	6,500	4,640
	Southern California Gas Co.	3.150%	9/15/24	4,945	4,813
	Southern California Gas Co.	3.200%	6/15/25	2,314	2,233
[4]	Southern California Gas Co.	2.600%	6/15/26	13,800	12,785
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	2.950%	4/15/27	8,350	7,716
[4]	Southern California Gas Co.	2.550%	2/1/30	9,701	8,258
	Southern California Gas Co.	3.750%	9/15/42	4,645	3,646
[4]	Southern California Gas Co.	4.125%	6/1/48	5,450	4,380
[4]	Southern California Gas Co.	4.300%	1/15/49	1,480	1,222
[4]	Southern California Gas Co.	3.950%	2/15/50	6,040	4,702
	Southern California Gas Co.	6.350%	11/15/52	6,830	7,524
[4]	Southern Co.	0.600%	2/26/24	4,002	3,791
	Southern Co.	4.475%	8/1/24	7,745	7,648
	Southern Co.	5.150%	10/6/25	1,795	1,808
	Southern Co.	3.250%	7/1/26	22,740	21,421
	Southern Co.	5.113%	8/1/27	6,300	6,284
[4]	Southern Co.	1.750%	3/15/28	5,120	4,309
[4]	Southern Co.	3.700%	4/30/30	10,665	9,635
	Southern Co.	5.700%	10/15/32	7,215	7,372
	Southern Co.	4.250%	7/1/36	7,225	6,312
	Southern Co.	4.400%	7/1/46	12,855	10,752
[4]	Southern Co.	4.000%	1/15/51	6,210	5,646
[4]	Southern Co.	3.750%	9/15/51	14,616	11,831
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	8,278	7,736
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	9,879	7,550
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,215	6,106
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,430	5,406
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,511	4,525
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,075	4,573
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,880	15,076
[4]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	775	500
	Southern Power Co.	4.150%	12/1/25	5,900	5,791
	Southern Power Co.	0.900%	1/15/26	1,420	1,248
	Southern Power Co.	5.150%	9/15/41	11,761	10,614
	Southern Power Co.	5.250%	7/15/43	4,015	3,605
[4]	Southern Power Co.	4.950%	12/15/46	5,000	4,261
	Southwest Gas Corp.	5.800%	12/1/27	2,000	2,036
	Southwest Gas Corp.	3.700%	4/1/28	9,075	8,318
	Southwest Gas Corp.	2.200%	6/15/30	2,035	1,589
	Southwest Gas Corp.	3.800%	9/29/46	1,175	814
	Southwest Gas Corp.	4.150%	6/1/49	4,650	3,354
[4]	Southwestern Electric Power Co.	1.650%	3/15/26	7,977	7,148
[4]	Southwestern Electric Power Co.	2.750%	10/1/26	5,740	5,263
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	17,420	16,534
	Southwestern Electric Power Co.	6.200%	3/15/40	8,563	8,726
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	15,345	11,714
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	7,400	5,488
	Southwestern Electric Power Co.	3.250%	11/1/51	7,475	4,943
	Southwestern Public Service Co.	3.300%	6/15/24	2,990	2,922
	Southwestern Public Service Co.	4.500%	8/15/41	6,348	5,552
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	15,342
	Southwestern Public Service Co.	3.700%	8/15/47	8,566	6,480
[4]	Southwestern Public Service Co.	4.400%	11/15/48	11,507	9,653
	Southwestern Public Service Co.	3.750%	6/15/49	6,712	5,138
[4]	Southwestern Public Service Co.	3.150%	5/1/50	10,700	7,439
	Tampa Electric Co.	3.875%	7/12/24	1,648	1,615
	Tampa Electric Co.	2.400%	3/15/31	4,835	3,916
	Tampa Electric Co.	4.100%	6/15/42	927	756
	Tampa Electric Co.	4.350%	5/15/44	5,968	4,901
	Tampa Electric Co.	4.300%	6/15/48	4,556	3,666
	Tampa Electric Co.	4.450%	6/15/49	6,140	5,081
	Tampa Electric Co.	3.625%	6/15/50	5,595	4,063
	Tampa Electric Co.	3.450%	3/15/51	4,570	3,213
	Tampa Electric Co.	5.000%	7/15/52	4,195	3,867
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,069
	Tucson Electric Power Co.	3.050%	3/15/25	3,434	3,290
	Tucson Electric Power Co.	1.500%	8/1/30	5,816	4,460
	Tucson Electric Power Co.	3.250%	5/15/32	3,266	2,781
	Tucson Electric Power Co.	4.850%	12/1/48	3,435	2,949
	Tucson Electric Power Co.	4.000%	6/15/50	6,947	5,281
	Union Electric Co.	3.500%	4/15/24	9,019	8,847

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	2.950%	6/15/27	6,805	6,338
	Union Electric Co.	3.500%	3/15/29	6,619	6,125
	Union Electric Co.	2.950%	3/15/30	10,429	9,148
	Union Electric Co.	2.150%	3/15/32	7,058	5,575
	Union Electric Co.	5.300%	8/1/37	3,730	3,610
	Union Electric Co.	8.450%	3/15/39	2,075	2,630
	Union Electric Co.	3.900%	9/15/42	5,911	4,840
	Union Electric Co.	3.650%	4/15/45	8,465	6,505
	Union Electric Co.	4.000%	4/1/48	10,210	8,210
	Union Electric Co.	3.250%	10/1/49	7,056	4,986
	Union Electric Co.	2.625%	3/15/51	5,425	3,449
	Union Electric Co.	3.900%	4/1/52	3,780	3,068
	United Utilities plc	6.875%	8/15/28	1,575	1,661
	Virginia Electric & Power Co.	3.450%	2/15/24	5,370	5,280
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	5,210	5,003
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	18,293	17,445
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	6,016	5,622
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	33,306	31,549
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	21,968	20,742
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	4,645	4,087
	Virginia Electric & Power Co.	2.300%	11/15/31	4,195	3,377
	Virginia Electric & Power Co.	2.400%	3/30/32	8,540	6,907
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	8,887	9,152
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	8,787	9,090
	Virginia Electric & Power Co.	6.350%	11/30/37	5,395	5,722
	Virginia Electric & Power Co.	8.875%	11/15/38	3,266	4,285
	Virginia Electric & Power Co.	4.000%	1/15/43	10,965	8,915
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	10,498	9,218
	Virginia Electric & Power Co.	4.450%	2/15/44	12,591	10,795
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	8,590	6,988
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	15,583	12,339
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	8,641	6,641
	Virginia Electric & Power Co.	4.600%	12/1/48	8,205	7,164
	Virginia Electric & Power Co.	3.300%	12/1/49	1,870	1,342
	Virginia Electric & Power Co.	2.450%	12/15/50	14,556	8,677
	Virginia Electric & Power Co.	2.950%	11/15/51	26,380	17,481
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	9,009	7,928
[4]	Washington Gas Light Co.	3.796%	9/15/46	4,835	3,628
[4]	Washington Gas Light Co.	3.650%	9/15/49	6,635	4,852
	WEC Energy Group Inc.	0.800%	3/15/24	6,255	5,927
	WEC Energy Group Inc.	3.550%	6/15/25	1,360	1,301
	WEC Energy Group Inc.	5.000%	9/27/25	2,655	2,659
	WEC Energy Group Inc.	5.150%	10/1/27	2,669	2,702
	WEC Energy Group Inc.	1.375%	10/15/27	6,662	5,661
	WEC Energy Group Inc.	2.200%	12/15/28	2,575	2,180
	WEC Energy Group Inc.	1.800%	10/15/30	8,090	6,331
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,930	1,826
	Wisconsin Electric Power Co.	1.700%	6/15/28	4,050	3,448
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,310	7,183
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	802
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,175	1,181
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,080	3,348
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,450	2,259
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,369	3,865
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	4,575
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,995	3,682
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,000	2,021
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,600	2,741
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,215	4,604
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,405	987
	Wisconsin Public Service Corp.	2.850%	12/1/51	6,045	3,888
	Xcel Energy Inc.	3.300%	6/1/25	7,555	7,250
	Xcel Energy Inc.	3.350%	12/1/26	5,787	5,447
	Xcel Energy Inc.	1.750%	3/15/27	4,082	3,580
	Xcel Energy Inc.	4.000%	6/15/28	7,098	6,799
	Xcel Energy Inc.	2.600%	12/1/29	10,624	9,074
	Xcel Energy Inc.	3.400%	6/1/30	17,978	16,035
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	2.350%	11/15/31	4,172	3,330
	Xcel Energy Inc.	4.600%	6/1/32	8,910	8,538
	Xcel Energy Inc.	6.500%	7/1/36	9,088	9,837
	Xcel Energy Inc.	3.500%	12/1/49	8,176	5,977
					6,073,167
Total Corporate Bonds (Cost $85,773,271)					74,363,516
Sovereign Bonds (3.4%)
[4]	African Development Bank	0.875%	3/23/26	38,735	34,652
[4]	African Development Bank	0.875%	7/22/26	26,504	23,474
[4]	African Development Bank	4.375%	11/3/27	42,335	42,542
	Asian Development Bank	2.625%	1/30/24	14,871	14,528
[4]	Asian Development Bank	0.375%	6/11/24	43,205	40,624
[4]	Asian Development Bank	4.125%	9/27/24	27,260	27,024
[4]	Asian Development Bank	0.625%	10/8/24	32,925	30,713
	Asian Development Bank	1.500%	10/18/24	53,695	50,829
[4]	Asian Development Bank	2.000%	1/22/25	19,080	18,159
[4]	Asian Development Bank	2.125%	3/19/25	3,485	3,316
	Asian Development Bank	0.625%	4/29/25	52,408	48,051
[4]	Asian Development Bank	2.875%	5/6/25	54,845	52,963
[4]	Asian Development Bank	0.375%	9/3/25	76,275	68,634
[4]	Asian Development Bank	0.500%	2/4/26	68,575	60,980
[4]	Asian Development Bank	1.000%	4/14/26	29,038	26,095
[4]	Asian Development Bank	2.000%	4/24/26	14,205	13,186
[4]	Asian Development Bank	1.750%	8/14/26	2,585	2,369
[4]	Asian Development Bank	2.625%	1/12/27	23,407	22,051
[4]	Asian Development Bank	1.500%	1/20/27	54,615	49,154
	Asian Development Bank	6.220%	8/15/27	1,230	1,317
[4]	Asian Development Bank	3.125%	8/20/27	32,875	31,407
[4]	Asian Development Bank	2.500%	11/2/27	41,956	38,844
[4]	Asian Development Bank	2.750%	1/19/28	26,192	24,482
[4]	Asian Development Bank	1.250%	6/9/28	9,830	8,433
	Asian Development Bank	5.820%	6/16/28	3,975	4,265
[4]	Asian Development Bank	3.125%	9/26/28	12,625	11,955
[4]	Asian Development Bank	1.750%	9/19/29	40,277	34,665
[4]	Asian Development Bank	1.875%	1/24/30	23,873	20,561
[4]	Asian Development Bank	0.750%	10/8/30	27,080	21,067
[4]	Asian Development Bank	1.500%	3/4/31	32,175	26,420
	Asian Development Bank	3.125%	4/27/32	23,815	22,083
[4]	Asian Development Bank	3.875%	9/28/32	17,510	17,231
	Asian Infrastructure Investment Bank	2.250%	5/16/24	43,449	41,963
	Asian Infrastructure Investment Bank	0.500%	5/28/25	18,750	17,030
	Asian Infrastructure Investment Bank	3.375%	6/29/25	17,120	16,632
	Asian Infrastructure Investment Bank	0.500%	1/27/26	40,545	35,851
	Asian Infrastructure Investment Bank	3.750%	9/14/27	25,000	24,307
	Canadian Government Bond	1.625%	1/22/25	43,338	40,980
	Canadian Government Bond	2.875%	4/28/25	34,995	33,813
	Canadian Government Bond	0.750%	5/19/26	57,880	51,490
	Corp. Andina de Fomento	1.250%	10/26/24	19,815	18,405
	Corp. Andina de Fomento	1.625%	9/23/25	5,245	4,782
	Corp. Andina de Fomento	5.250%	11/21/25	30,885	30,806
	Corp. Andina de Fomento	2.250%	2/8/27	9,975	8,945
	Council of Europe Development Bank	2.500%	2/27/24	4,925	4,798
	Council of Europe Development Bank	0.375%	6/10/24	6,235	5,864
	Council of Europe Development Bank	1.375%	2/27/25	13,745	12,878
	Council of Europe Development Bank	3.000%	6/16/25	8,475	8,200
	Council of Europe Development Bank	0.875%	9/22/26	19,292	17,013
	Equinor ASA	2.650%	1/15/24	33,573	32,763

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	3.700%	3/1/24	22,082	21,773
	Equinor ASA	3.250%	11/10/24	17,697	17,255
	Equinor ASA	2.875%	4/6/25	16,079	15,416
	Equinor ASA	1.750%	1/22/26	23,729	21,702
	Equinor ASA	3.000%	4/6/27	7,234	6,759
	Equinor ASA	7.250%	9/23/27	7,592	8,420
	Equinor ASA	3.625%	9/10/28	17,500	16,586
[7]	Equinor ASA	6.500%	12/1/28	975	1,043
	Equinor ASA	3.125%	4/6/30	26,970	24,250
	Equinor ASA	2.375%	5/22/30	9,568	8,146
	Equinor ASA	3.625%	4/6/40	8,236	6,754
	Equinor ASA	5.100%	8/17/40	9,006	8,848
	Equinor ASA	4.250%	11/23/41	11,173	9,836
	Equinor ASA	3.950%	5/15/43	13,905	11,637
	Equinor ASA	4.800%	11/8/43	10,875	10,220
	Equinor ASA	3.250%	11/18/49	26,698	19,500
	Equinor ASA	3.700%	4/6/50	31,838	25,405
	European Bank for Reconstruction & Development	1.625%	9/27/24	8,190	7,783
[4]	European Bank for Reconstruction & Development	1.500%	2/13/25	5,630	5,298
	European Bank for Reconstruction & Development	0.500%	5/19/25	35,527	32,403
[4]	European Bank for Reconstruction & Development	0.500%	11/25/25	33,700	30,176
[4]	European Bank for Reconstruction & Development	0.500%	1/28/26	41,502	36,930
	European Investment Bank	3.250%	1/29/24	62,967	61,945
	European Investment Bank	2.625%	3/15/24	37,781	36,844
	European Investment Bank	2.250%	6/24/24	54,383	52,522
	European Investment Bank	0.375%	7/24/24	20,000	18,740
	European Investment Bank	2.500%	10/15/24	27,665	26,714
	European Investment Bank	1.875%	2/10/25	67,966	64,479
	European Investment Bank	1.625%	3/14/25	68,559	64,612
	European Investment Bank	0.625%	7/25/25	84,505	76,954
	European Investment Bank	2.750%	8/15/25	40,565	38,984
	European Investment Bank	0.375%	12/15/25	58,826	52,450
	European Investment Bank	0.375%	3/26/26	56,418	49,781
	European Investment Bank	2.125%	4/13/26	52,716	49,255
	European Investment Bank	0.750%	10/26/26	5,472	4,804
[4]	European Investment Bank	1.375%	3/15/27	41,625	37,230
	European Investment Bank	2.375%	5/24/27	18,386	17,101
	European Investment Bank	0.625%	10/21/27	3,289	2,791
	European Investment Bank	3.250%	11/15/27	20,240	19,463
	European Investment Bank	1.750%	3/15/29	500	436
	European Investment Bank	1.625%	10/9/29	14,961	12,815
	European Investment Bank	0.875%	5/17/30	10,875	8,672
	European Investment Bank	0.750%	9/23/30	23,535	18,430
	European Investment Bank	1.250%	2/14/31	8,916	7,254
	European Investment Bank	4.875%	2/15/36	29,185	31,097
[8]	Export Development Canada	2.625%	2/21/24	21,765	21,244
[8]	Export Development Canada	3.375%	8/26/25	35,000	34,100
[8]	Export Development Canada	3.000%	5/25/27	26,100	24,848
	Export-Import Bank of Korea	4.000%	1/14/24	33,915	33,585
	Export-Import Bank of Korea	0.375%	2/9/24	6,570	6,250
	Export-Import Bank of Korea	4.000%	9/15/24	10,000	9,832
	Export-Import Bank of Korea	2.875%	1/21/25	3,668	3,516
	Export-Import Bank of Korea	1.875%	2/12/25	16,200	15,179
	Export-Import Bank of Korea	3.250%	11/10/25	6,880	6,542
	Export-Import Bank of Korea	0.625%	2/9/26	3,175	2,799
	Export-Import Bank of Korea	2.625%	5/26/26	31,355	29,244
	Export-Import Bank of Korea	3.250%	8/12/26	1,245	1,182
	Export-Import Bank of Korea	1.625%	1/18/27	7,825	6,898
	Export-Import Bank of Korea	2.375%	4/21/27	250	226
	Export-Import Bank of Korea	4.250%	9/15/27	9,400	9,172
	Export-Import Bank of Korea	1.250%	9/21/30	25,585	19,626
	Export-Import Bank of Korea	1.375%	2/9/31	6,060	4,627
	Export-Import Bank of Korea	2.125%	1/18/32	11,885	9,520
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	4.500%	9/15/32	6,300	6,136
	Export-Import Bank of Korea	2.500%	6/29/41	13,895	9,667
[9]	FMS Wertmanagement	2.750%	1/30/24	6,365	6,225
[4]	Hong Kong Government International Bond	1.750%	11/24/31	1,400	1,136
[4]	Hydro-Quebec	8.050%	7/7/24	10,093	10,546
[4]	Hydro-Quebec	8.500%	12/1/29	5,546	6,774
	Inter-American Development Bank	2.625%	1/16/24	29,048	28,395
	Inter-American Development Bank	3.000%	2/21/24	36,407	35,683
	Inter-American Development Bank	3.250%	7/1/24	15,330	15,013
	Inter-American Development Bank	0.500%	9/23/24	33,213	30,961
	Inter-American Development Bank	2.125%	1/15/25	34,980	33,387
[4]	Inter-American Development Bank	1.750%	3/14/25	44,245	41,775
	Inter-American Development Bank	0.875%	4/3/25	36,952	34,161
	Inter-American Development Bank	7.000%	6/15/25	5,849	6,174
	Inter-American Development Bank	0.625%	7/15/25	65,319	59,477
[4]	Inter-American Development Bank	0.875%	4/20/26	84,279	75,395
[4]	Inter-American Development Bank	2.000%	6/2/26	38,905	36,010
	Inter-American Development Bank	2.000%	7/23/26	26,756	24,714
	Inter-American Development Bank	1.500%	1/13/27	4,310	3,881
	Inter-American Development Bank	2.375%	7/7/27	51,874	48,016
	Inter-American Development Bank	0.625%	9/16/27	40,611	34,473
	Inter-American Development Bank	1.125%	7/20/28	29,317	24,890
	Inter-American Development Bank	3.125%	9/18/28	43,496	41,102
	Inter-American Development Bank	2.250%	6/18/29	24,495	21,856
[4]	Inter-American Development Bank	1.125%	1/13/31	35,215	28,129
[4]	Inter-American Development Bank	3.875%	10/28/41	6,570	6,077
	Inter-American Development Bank	3.200%	8/7/42	11,792	9,819
	Inter-American Development Bank	4.375%	1/24/44	12,362	12,147
	International Bank for Reconstruction & Development	2.500%	3/19/24	58,055	56,507
[4]	International Bank for Reconstruction & Development	1.500%	8/28/24	58,335	55,449
[4]	International Bank for Reconstruction & Development	2.500%	11/25/24	75,371	72,534
	International Bank for Reconstruction & Development	1.625%	1/15/25	40,855	38,628
[4]	International Bank for Reconstruction & Development	2.125%	3/3/25	6,156	5,871
	International Bank for Reconstruction & Development	0.750%	3/11/25	22,388	20,683
	International Bank for Reconstruction & Development	0.625%	4/22/25	93,721	85,977
	International Bank for Reconstruction & Development	0.375%	7/28/25	91,932	83,095
[4]	International Bank for Reconstruction & Development	2.500%	7/29/25	31,352	29,930
	International Bank for Reconstruction & Development	0.500%	10/28/25	97,187	87,316

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	International Bank for Reconstruction & Development	3.125%	11/20/25	16,012	15,476
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,173
	International Bank for Reconstruction & Development	0.875%	7/15/26	36,984	32,881
[4]	International Bank for Reconstruction & Development	1.875%	10/27/26	9,421	8,629
[4]	International Bank for Reconstruction & Development	2.500%	11/22/27	27,679	25,645
	International Bank for Reconstruction & Development	0.750%	11/24/27	61,227	52,028
[4]	International Bank for Reconstruction & Development	1.375%	4/20/28	35,707	30,992
	International Bank for Reconstruction & Development	1.125%	9/13/28	33,085	28,035
	International Bank for Reconstruction & Development	3.625%	9/21/29	39,825	38,605
[4]	International Bank for Reconstruction & Development	1.750%	10/23/29	17,860	15,359
	International Bank for Reconstruction & Development	0.875%	5/14/30	27,716	22,043
	International Bank for Reconstruction & Development	0.750%	8/26/30	54,410	42,419
	International Bank for Reconstruction & Development	1.250%	2/10/31	59,300	47,882
	International Bank for Reconstruction & Development	1.625%	11/3/31	105,665	86,711
	International Bank for Reconstruction & Development	2.500%	3/29/32	36,301	31,959
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	10,970	11,387
[4]	International Finance Corp.	1.375%	10/16/24	24,240	22,910
[4]	International Finance Corp.	0.375%	7/16/25	7,292	6,600
[4]	International Finance Corp.	2.125%	4/7/26	24,912	23,223
	International Finance Corp.	0.750%	8/27/30	11,155	8,710
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	5,187	5,137
[4,10]	Japan Bank for International Cooperation	3.375%	7/31/23	1,650	1,634
[4,10]	Japan Bank for International Cooperation	0.500%	4/15/24	6,000	5,666
[4,10]	Japan Bank for International Cooperation	2.500%	5/23/24	23,790	23,013
[4,10]	Japan Bank for International Cooperation	3.000%	5/29/24	21,055	20,487
[4,10]	Japan Bank for International Cooperation	1.750%	10/17/24	14,093	13,325
[4,10]	Japan Bank for International Cooperation	2.125%	2/10/25	37,819	35,822
[10]	Japan Bank for International Cooperation	2.875%	4/14/25	1,555	1,493
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	34,273	30,926
[4,10]	Japan Bank for International Cooperation	2.750%	1/21/26	11,627	10,985
[4,10]	Japan Bank for International Cooperation	2.375%	4/20/26	2,796	2,597
[4,10]	Japan Bank for International Cooperation	2.250%	11/4/26	30,040	27,463
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	34,571	32,182
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	9,300	8,653
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	32,145	29,563
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	15,049	14,064
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	22,840	21,525
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Japan Bank for International Cooperation	2.125%	2/16/29	22,894	19,851
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	12,853	10,895
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	16,660	12,987
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	17,965	14,654
[10]	Japan International Cooperation Agency	2.750%	4/27/27	11,760	10,888
[10]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	28,324
[10]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	4,930
[10]	Japan International Cooperation Agency	1.000%	7/22/30	6,450	4,945
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,600	2,896
[9]	KFW	2.625%	2/28/24	29,333	28,613
[9]	KFW	0.250%	3/8/24	57,253	54,281
[9]	KFW	1.375%	8/5/24	39,111	37,136
[9]	KFW	0.500%	9/20/24	70,872	66,081
[9]	KFW	2.500%	11/20/24	66,237	63,726
[9]	KFW	1.250%	1/31/25	61,798	57,849
[9]	KFW	2.000%	5/2/25	24,618	23,306
[9]	KFW	0.375%	7/18/25	102,982	93,147
[9]	KFW	0.625%	1/22/26	92,525	82,826
[9]	KFW	1.000%	10/1/26	55,822	49,584
[9]	KFW	3.000%	5/20/27	31,985	30,502
[9]	KFW	2.875%	4/3/28	26,154	24,597
[9]	KFW	1.750%	9/14/29	17,039	14,728
[9]	KFW	0.750%	9/30/30	33,325	26,025
[9]	KFW	0.000%	4/18/36	21,792	12,453
[9]	KFW	0.000%	6/29/37	41,700	22,847
	Korea Development Bank	3.750%	1/22/24	24,419	24,118
	Korea Development Bank	3.250%	2/19/24	4,840	4,751
	Korea Development Bank	2.125%	10/1/24	6,630	6,312
	Korea Development Bank	0.750%	1/25/25	10,965	10,054
	Korea Development Bank	3.375%	9/16/25	2,345	2,245
	Korea Development Bank	0.800%	4/27/26	300	264
	Korea Development Bank	2.000%	9/12/26	4,120	3,730
	Korea Development Bank	1.375%	4/25/27	8,355	7,224
	Korea Development Bank	1.625%	1/19/31	13,900	10,924
	Korea Development Bank	2.000%	10/25/31	10,481	8,341
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	39,152	37,273
[4,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	14,200	12,941
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	23,821	22,697
[9]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	18,255	16,339
[4,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,680	17,091
[4,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	14,874	13,772
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	28,760	22,646
	Nordic Investment Bank	2.250%	5/21/24	12,870	12,444
	Nordic Investment Bank	0.375%	9/20/24	5,600	5,212
	Nordic Investment Bank	0.375%	9/11/25	27,795	24,987
[4]	Nordic Investment Bank	0.500%	1/21/26	19,470	17,332
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	17,123	16,086
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	35,660	32,002
[4,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	24,655	21,899
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	18,350	17,880
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	19,144	19,340
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	30,825	30,634
[4]	Oriental Republic of Uruguay	5.750%	10/28/34	15,490	16,786
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	9,190	11,651
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	7,460	6,885
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	47,382	46,551
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	35,519	34,047
[4,12]	Petroleos Mexicanos	2.290%	2/15/24	356	346
[12]	Petroleos Mexicanos	2.378%	4/15/25	706	678

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Alberta	2.950%	1/23/24	15,674	15,365
	Province of Alberta	1.875%	11/13/24	31,353	29,774
	Province of Alberta	1.000%	5/20/25	22,450	20,665
	Province of Alberta	3.300%	3/15/28	20,590	19,501
	Province of Alberta	1.300%	7/22/30	45,323	36,257
[4]	Province of British Columbia	1.750%	9/27/24	17,927	17,048
[4]	Province of British Columbia	6.500%	1/15/26	936	984
	Province of British Columbia	2.250%	6/2/26	9,979	9,289
	Province of British Columbia	0.900%	7/20/26	21,254	18,826
	Province of British Columbia	1.300%	1/29/31	17,325	13,808
	Province of British Columbia	7.250%	9/1/36	455	583
[4]	Province of Manitoba	2.600%	4/16/24	20,482	19,906
	Province of Manitoba	3.050%	5/14/24	3,500	3,418
	Province of Manitoba	2.125%	6/22/26	5,808	5,366
[4]	Province of Manitoba	1.500%	10/25/28	10,735	9,111
	Province of New Brunswick	3.625%	2/24/28	6,700	6,447
	Province of Ontario	3.050%	1/29/24	16,744	16,425
	Province of Ontario	3.200%	5/16/24	8,407	8,222
	Province of Ontario	2.500%	4/27/26	21,413	20,058
	Province of Ontario	2.300%	6/15/26	42,860	39,796
	Province of Ontario	3.100%	5/19/27	42,480	40,277
	Province of Ontario	2.000%	10/2/29	31,180	26,821
	Province of Ontario	1.125%	10/7/30	24,885	19,550
	Province of Ontario	1.600%	2/25/31	46,395	37,627
	Province of Ontario	1.800%	10/14/31	39,600	32,128
[4]	Province of Quebec	7.125%	2/9/24	10,810	11,056
[4]	Province of Quebec	2.500%	4/9/24	2,530	2,457
[4]	Province of Quebec	2.875%	10/16/24	19,488	18,892
[4]	Province of Quebec	1.500%	2/11/25	16,797	15,775
	Province of Quebec	0.600%	7/23/25	32,945	29,878
	Province of Quebec	2.500%	4/20/26	24,635	23,181
	Province of Quebec	2.750%	4/12/27	46,590	43,671
[4]	Province of Quebec	7.500%	9/15/29	18,158	21,313
	Province of Quebec	1.350%	5/28/30	19,400	15,690
	Province of Quebec	1.900%	4/21/31	92,155	76,354
	Province of Saskatchewan	3.250%	6/8/27	9,500	9,071
	Republic of Chile	3.125%	3/27/25	7,020	6,791
	Republic of Chile	3.125%	1/21/26	12,888	12,217
[4]	Republic of Chile	2.750%	1/31/27	14,119	12,995
[4]	Republic of Chile	3.240%	2/6/28	29,611	27,508
[4]	Republic of Chile	2.450%	1/31/31	10,551	8,764
[4]	Republic of Chile	2.550%	1/27/32	4,064	3,331
[4]	Republic of Chile	2.550%	7/27/33	38,209	29,969
[4]	Republic of Chile	3.500%	1/31/34	28,202	24,116
[4]	Republic of Chile	3.100%	5/7/41	45,220	32,536
[4]	Republic of Chile	4.340%	3/7/42	16,930	14,341
[4]	Republic of Chile	3.500%	1/25/50	20,881	15,159
[4]	Republic of Chile	4.000%	1/31/52	20,355	15,778
[4]	Republic of Chile	3.100%	1/22/61	17,282	10,784
[4]	Republic of Chile	3.250%	9/21/71	9,874	6,101
	Republic of Finland	6.950%	2/15/26	2,835	3,018
	Republic of Hungary	5.375%	3/25/24	32,161	32,130
	Republic of Hungary	7.625%	3/29/41	16,241	17,701
	Republic of Indonesia	4.450%	2/11/24	250	249
	Republic of Indonesia	3.500%	1/11/28	16,087	15,284
	Republic of Indonesia	4.100%	4/24/28	20,217	19,869
	Republic of Indonesia	4.750%	2/11/29	22,667	22,704
	Republic of Indonesia	3.400%	9/18/29	8,172	7,529
	Republic of Indonesia	2.850%	2/14/30	9,553	8,576
	Republic of Indonesia	3.850%	10/15/30	21,107	19,913
	Republic of Indonesia	1.850%	3/12/31	18,331	14,893
[4]	Republic of Indonesia	2.150%	7/28/31	3,560	2,963
[4]	Republic of Indonesia	3.550%	3/31/32	12,525	11,385
[4]	Republic of Indonesia	4.650%	9/20/32	5,895	5,796
	Republic of Indonesia	4.350%	1/11/48	41,927	36,136
	Republic of Indonesia	5.350%	2/11/49	19,940	19,468
	Republic of Indonesia	3.700%	10/30/49	11,015	8,523
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	3.500%	2/14/50	5,525	4,108
	Republic of Indonesia	4.200%	10/15/50	23,470	19,410
	Republic of Indonesia	3.050%	3/12/51	13,905	10,073
[4]	Republic of Indonesia	4.300%	3/31/52	5,235	4,432
[4]	Republic of Indonesia	5.450%	9/20/52	4,350	4,303
[4]	Republic of Indonesia	3.200%	9/23/61	1,745	1,193
	Republic of Indonesia	4.450%	4/15/70	17,574	14,758
	Republic of Indonesia	3.350%	3/12/71	9,525	6,325
	Republic of Italy	0.875%	5/6/24	24,335	22,768
	Republic of Italy	2.375%	10/17/24	35,229	33,184
	Republic of Italy	1.250%	2/17/26	32,420	28,180
	Republic of Italy	2.875%	10/17/29	21,871	18,139
	Republic of Italy	5.375%	6/15/33	31,195	29,836
	Republic of Italy	4.000%	10/17/49	31,495	22,298
	Republic of Italy	3.875%	5/6/51	38,312	25,343
	Republic of Korea	2.000%	6/19/24	500	480
	Republic of Korea	5.625%	11/3/25	2,525	2,568
	Republic of Korea	2.750%	1/19/27	54,327	51,054
	Republic of Korea	3.500%	9/20/28	450	429
	Republic of Korea	2.500%	6/19/29	12,925	11,636
	Republic of Korea	1.000%	9/16/30	11,360	8,962
	Republic of Korea	1.750%	10/15/31	8,525	6,981
	Republic of Korea	4.125%	6/10/44	8,242	7,584
	Republic of Korea	3.875%	9/20/48	7,923	6,907
[4]	Republic of Panama	4.000%	9/22/24	1,247	1,220
[4]	Republic of Panama	3.750%	3/16/25	25,878	25,028
	Republic of Panama	7.125%	1/29/26	14,719	15,562
	Republic of Panama	8.875%	9/30/27	9,996	11,530
[4]	Republic of Panama	3.875%	3/17/28	10,800	10,202
	Republic of Panama	9.375%	4/1/29	12,770	15,190
[4]	Republic of Panama	3.160%	1/23/30	10,215	8,790
[4]	Republic of Panama	2.252%	9/29/32	30,720	22,787
[4]	Republic of Panama	6.400%	2/14/35	8,300	8,444
[4]	Republic of Panama	6.700%	1/26/36	21,281	22,277
[4]	Republic of Panama	4.500%	5/15/47	13,425	10,334
[4]	Republic of Panama	4.500%	4/16/50	36,043	27,238
[4]	Republic of Panama	4.300%	4/29/53	21,515	15,654
[4]	Republic of Panama	4.500%	4/1/56	42,313	31,089
[4]	Republic of Panama	3.870%	7/23/60	42,109	27,247
[4]	Republic of Panama	4.500%	1/19/63	17,925	12,691
	Republic of Peru	7.350%	7/21/25	7,239	7,587
[4]	Republic of Peru	2.392%	1/23/26	12,530	11,563
	Republic of Peru	4.125%	8/25/27	2,399	2,304
	Republic of Peru	2.844%	6/20/30	9,793	8,302
[4]	Republic of Peru	2.783%	1/23/31	72,102	59,870
[4]	Republic of Peru	1.862%	12/1/32	17,720	12,957
	Republic of Peru	8.750%	11/21/33	36,124	44,126
[4]	Republic of Peru	3.000%	1/15/34	35,445	28,017
[4]	Republic of Peru	6.550%	3/14/37	16,341	17,281
[4]	Republic of Peru	3.300%	3/11/41	18,467	13,480
	Republic of Peru	5.625%	11/18/50	28,198	27,979
[4]	Republic of Peru	3.550%	3/10/51	445	318
[4]	Republic of Peru	2.780%	12/1/60	15,438	9,063
[4]	Republic of Peru	3.600%	1/15/72	25,655	16,768
[4]	Republic of Peru	3.230%	7/28/21	14,383	8,424
	Republic of Poland	4.000%	1/22/24	19,249	18,997
	Republic of Poland	3.250%	4/6/26	27,470	26,339
[4]	Republic of Poland	5.500%	11/16/27	15,300	15,717
[4]	Republic of Poland	5.750%	11/16/32	14,025	14,917
	Republic of the Philippines	4.200%	1/21/24	2,511	2,489
	Republic of the Philippines	9.500%	10/21/24	2,150	2,338
	Republic of the Philippines	10.625%	3/16/25	26,021	29,410
	Republic of the Philippines	5.500%	3/30/26	21,045	21,584
	Republic of the Philippines	3.229%	3/29/27	6,580	6,230
	Republic of the Philippines	5.170%	10/13/27	13,250	13,536
	Republic of the Philippines	3.000%	2/1/28	18,270	16,977
	Republic of the Philippines	3.750%	1/14/29	23,430	22,366

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	9.500%	2/2/30	21,578	27,458
	Republic of the Philippines	2.457%	5/5/30	13,222	11,567
	Republic of the Philippines	7.750%	1/14/31	29,605	35,353
	Republic of the Philippines	1.648%	6/10/31	7,818	6,251
	Republic of the Philippines	1.950%	1/6/32	6,475	5,282
	Republic of the Philippines	6.375%	1/15/32	11,370	12,663
	Republic of the Philippines	3.556%	9/29/32	8,815	8,022
	Republic of the Philippines	5.609%	4/13/33	11,225	11,849
	Republic of the Philippines	6.375%	10/23/34	33,418	37,026
	Republic of the Philippines	5.000%	1/13/37	5,750	5,592
	Republic of the Philippines	3.950%	1/20/40	34,971	29,610
	Republic of the Philippines	3.700%	3/1/41	22,367	18,232
	Republic of the Philippines	3.700%	2/2/42	27,050	21,959
	Republic of the Philippines	2.950%	5/5/45	23,287	16,797
	Republic of the Philippines	2.650%	12/10/45	10,844	7,292
	Republic of the Philippines	3.200%	7/6/46	28,269	20,637
	Republic of the Philippines	4.200%	3/29/47	5,280	4,518
	Republic of the Philippines	5.950%	10/13/47	12,870	13,780
	State of Israel	2.875%	3/16/26	12,720	12,091
	State of Israel	3.250%	1/17/28	8,300	7,870
	State of Israel	2.500%	1/15/30	3,162	2,827
	State of Israel	2.750%	7/3/30	6,857	6,229
	State of Israel	4.500%	1/30/43	17,652	16,429
	State of Israel	4.125%	1/17/48	13,365	11,733
	State of Israel	3.375%	1/15/50	36,944	28,287
	State of Israel	3.875%	7/3/50	27,595	23,135
	State of Israel	4.500%	4/3/20	15,828	13,832
[4]	Svensk Exportkredit AB	0.375%	3/11/24	11,820	11,204
[4]	Svensk Exportkredit AB	0.375%	7/30/24	11,777	11,002
	Svensk Exportkredit AB	0.625%	10/7/24	19,000	17,681
[4]	Svensk Exportkredit AB	0.625%	5/14/25	29,620	27,028
	Svensk Exportkredit AB	0.500%	8/26/25	39,060	35,126
[4]	Svensk Exportkredit AB	4.625%	11/28/25	16,607	16,625
[4]	Svensk Exportkredit AB	2.250%	3/22/27	12,800	11,771
[4]	Svensk Exportkredit AB	0.000%	5/11/37	200	100
[4]	United Mexican States	3.900%	4/27/25	16,447	16,222
	United Mexican States	4.125%	1/21/26	32,785	31,971
	United Mexican States	4.150%	3/28/27	33,140	32,309
	United Mexican States	3.750%	1/11/28	30,935	29,243
	United Mexican States	4.500%	4/22/29	42,483	40,541
[4]	United Mexican States	3.250%	4/16/30	29,610	25,822
[4]	United Mexican States	2.659%	5/24/31	24,230	19,523
[4]	United Mexican States	8.300%	8/15/31	3,735	4,385
[4]	United Mexican States	4.750%	4/27/32	10,816	10,136
[4]	United Mexican States	7.500%	4/8/33	15,085	16,885
[4]	United Mexican States	4.875%	5/19/33	31,130	28,619
[4]	United Mexican States	3.500%	2/12/34	36,615	29,359
[4]	United Mexican States	6.750%	9/27/34	4,588	4,799
	United Mexican States	6.050%	1/11/40	37,784	36,648
[4]	United Mexican States	4.280%	8/14/41	63,681	49,237
[4]	United Mexican States	4.750%	3/8/44	50,459	40,760
	United Mexican States	5.550%	1/21/45	6,318	5,670
	United Mexican States	4.600%	1/23/46	34,009	26,452
	United Mexican States	4.350%	1/15/47	38,440	28,816
	United Mexican States	4.600%	2/10/48	40,685	31,489
[4]	United Mexican States	4.500%	1/31/50	27,410	20,860
[4]	United Mexican States	5.000%	4/27/51	19,110	15,549
[4]	United Mexican States	4.400%	2/12/52	41,800	30,746
[4]	United Mexican States	3.771%	5/24/61	55,562	35,294
[4]	United Mexican States	5.750%	10/12/10	30,157	25,421
Total Sovereign Bonds (Cost $10,608,327)					9,485,165
Taxable Municipal Bonds (0.6%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,845	1,786
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	4,750	3,536
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,466
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	5,268
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	2,811
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,051
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	8,475	8,813
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,095	2,215
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,550	1,861
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	12,112
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	3,504
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	4,761
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	20,418
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	7,714
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	12,689
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	4,482
California GO	3.375%	4/1/25	5,450	5,309
California GO	2.650%	4/1/26	5,000	4,701
California GO	1.700%	2/1/28	5,150	4,433
California GO	3.500%	4/1/28	7,635	7,166
California GO	3.050%	4/1/29	600	541
California GO	2.500%	10/1/29	9,035	7,799
California GO	1.750%	11/1/30	5,000	4,006
California GO	4.500%	4/1/33	11,590	11,141
California GO	7.500%	4/1/34	32,655	39,449
California GO	4.600%	4/1/38	17,500	16,474
California GO	7.550%	4/1/39	41,470	51,905
California GO	7.300%	10/1/39	6,946	8,439
California GO	7.350%	11/1/39	29,675	36,223
California GO	7.625%	3/1/40	16,025	20,238
California GO	7.600%	11/1/40	15,895	20,364
California Health Facilities Financing Authority Revenue	4.353%	6/1/41	1,000	884
California State University Systemwide Revenue	3.899%	11/1/47	3,220	2,732
California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,302
California State University Systemwide Revenue	2.975%	11/1/51	10,905	7,545
California State University Systemwide Revenue	2.719%	11/1/52	4,300	2,897
California State University Systemwide Revenue	2.939%	11/1/52	6,000	4,058

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,471
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,150	3,502
	Chicago IL GO Prere.	7.045%	1/1/23	280	280
	Chicago IL GO	7.045%	1/1/29	1,940	1,970
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	7,927
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	1,950
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	3,854
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	8,018
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,940	7,692
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	4,405
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	7,782
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	4,721
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,750	3,537
	Commonwealth of Massachusetts SO Revenue	4.110%	7/15/31	11,200	10,813
	Connecticut GO	5.090%	10/1/30	8,770	8,798
	Connecticut GO	5.850%	3/15/32	7,595	8,017
	Cook County IL GO	6.229%	11/15/34	4,650	5,007
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,225
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,259
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	3,871
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	4,885
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,758
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	12,468
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	3,371
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	2,583
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,050	9,033
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	5,896
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	4,024
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	5,153
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	45	44
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	18,822
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	12,015
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	13,908
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	3,662
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	15,273	16,338
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,458	6,972
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,569	3,615
Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	1,817
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,650	2,929
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,392
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	4,415
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	3,520
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	3,477
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	6,545	6,058
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	5,200	4,597
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	6,726
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	19,371
Great Lakes MI Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	801
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	3,149
Houston TX GO	6.290%	3/1/32	12,395	12,961
Houston TX GO	3.961%	3/1/47	1,330	1,147
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	1,631
Illinois GO	5.100%	6/1/33	85,364	81,927
Illinois GO	6.630%	2/1/35	2,930	2,970
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	5,346
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	3,759
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,108
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	7,698
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,254
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	1,873

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	850
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,203
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	4,388
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	8,235
	Los Angeles CA Community College District GO	1.806%	8/1/30	8,150	6,676
	Los Angeles CA Community College District GO	2.106%	8/1/32	13,140	10,508
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	3,761
[15]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	2,698
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	4,196
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	3,178
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	5,985
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,075	2,147
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,640	15,293
	Los Angeles CA Unified School District GO	6.758%	7/1/34	17,485	19,561
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	8,519
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	2,701
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	3,225	2,433
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	9,600	9,306
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	9,400	8,903
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	2,225	2,069
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	11,100	10,328
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	2,776
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	2,553
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	2,454
	Massachusetts GO	4.500%	8/1/31	400	390
	Massachusetts GO	5.456%	12/1/39	5,350	5,616
	Massachusetts GO	2.514%	7/1/41	13,650	9,829
	Massachusetts GO	2.813%	9/1/43	10,415	7,520
	Massachusetts GO	2.900%	9/1/49	5,415	3,747
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,449
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,175
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	6,136
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,025
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	4,413
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	3,500	2,575
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,525
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	7,771
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	5,480
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	1,622
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	3,764
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	4,988
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	6,300	4,592
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,321
	Michigan State University Revenue	4.165%	8/15/22	1,810	1,334
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	4,000	2,881
	Mississippi GO	5.245%	11/1/34	1,375	1,403
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	3,519
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	4,407
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	16,740
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	12,140
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	5,035	4,164
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	8,719
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,410	4,345
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	23,119
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	29,227
	New York City NY GO	5.517%	10/1/37	9,550	9,828
	New York City NY GO	6.271%	12/1/37	3,200	3,509

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY GO	5.263%	10/1/52	1,900	1,904
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,552
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	425
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,199
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,165
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	4,858
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	21,014
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,465	4,623
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	8,776
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	1,877
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	1,999
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	752
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	10,350	8,932
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	24,627
New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	8,673
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	8,600	6,557
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,085
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,226
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	895
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	7,213
New York State Thruway Authority General Revenue	2.900%	1/1/35	5,015	4,115
New York State Thruway Authority General Revenue	3.500%	1/1/42	2,000	1,563
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	3,664
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	5,931
North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,459
North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	12,865
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	9,309
	Ohio State University General Receipts Revenue	3.798%	12/1/46	5,285	4,427
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	3,177
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	6,184
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,526
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	5,000	4,735
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	6,075	5,517
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,700	4,300
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	6,484
	Oregon GO	5.892%	6/1/27	5,430	5,599
[14]	Oregon GO	3.424%	3/1/60	7,680	5,315
[15]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,219
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,613
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	5,278
	Pennsylvania State University Revenue	2.840%	9/1/50	5,415	3,553
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	4,409
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	2,655
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	2,701
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	23,560	24,603
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	12,557
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	6,114
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,608
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	1,817
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	12,100	8,561
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,183
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	3,456
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	25,099
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	5,004
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	3,522
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	3,702
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	3,840
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	975	849
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,370
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	998
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	3,179

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	3,799
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,015
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	2,712
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	1,613
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	3,788
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	4,433
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	7,192
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	4,772
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	3,900	2,745
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	923
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	4,119
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	12,907
	San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	5,398
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	6,272
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,204
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	9,103
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	8,985
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,617	2,620
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	1,050	861
	Texas GO	5.517%	4/1/39	17,465	18,446
	Texas GO	3.211%	4/1/44	6,000	4,755
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	14,835	11,234
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	2,769
	Texas Transportation Commission GO	2.562%	4/1/42	9,375	6,923
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	8,357
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	7,627
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	9,725	8,841
[15]	Tucson City AZ COP	2.856%	7/1/47	4,300	2,873
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,500	2,329
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	15,830
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	2,928
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	4,818
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	3,600	3,149
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	4,361
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	2,262
	University of California Revenue	0.883%	5/15/25	4,075	3,737
	University of California Revenue	3.063%	7/1/25	12,062	11,600
	University of California Revenue	1.316%	5/15/27	15,685	13,527
	University of California Revenue	1.614%	5/15/30	10,355	8,246
	University of California Revenue	4.601%	5/15/31	5,079	4,988
	University of California Revenue	5.946%	5/15/45	13,025	13,728
	University of California Revenue	3.071%	5/15/51	7,540	5,045
	University of California Revenue	4.858%	5/15/12	17,290	14,575
	University of California Revenue	4.767%	5/15/15	6,058	4,942
	University of Michigan Revenue	2.437%	4/1/40	5,110	3,676
	University of Michigan Revenue	2.562%	4/1/50	2,850	1,845
	University of Michigan Revenue	3.504%	4/1/52	5,555	4,326
	University of Michigan Revenue	4.454%	4/1/22	4,365	3,539
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	3,753
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	14,580	8,913
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	2,950
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	2,461
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	3,209
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	4,563
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	4,185
	University of Virginia Revenue	2.256%	9/1/50	19,425	11,848
	University of Virginia Revenue	4.179%	9/1/17	3,425	2,612
	University of Virginia Revenue	3.227%	9/1/19	1,395	816
	Utah GO	4.554%	7/1/24	880	876
	Utah GO	3.539%	7/1/25	6,585	6,459
	Washington GO	5.140%	8/1/40	4,410	4,453
[15]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	3,800	2,622
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	965	982
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	2,896
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	16,168
Total Taxable Municipal Bonds (Cost $2,099,314)					1,827,574

Total Bond Market Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[17]	Vanguard Market Liquidity Fund (Cost $2,111,948)	4.334%	21,123,629	2,112,151
Total Investments (100.1%) (Cost $315,216,722)				278,920,088
Other Assets and Liabilities—Net (-0.1%)				(330,145)
Net Assets (100%)				278,589,943
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
2	Securities with a value of $9,167,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	U.S. government-guaranteed.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $1,170,223,000, representing 0.4% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $313,104,774)	276,807,937
Affiliated Issuers (Cost $2,111,948)	2,112,151
Total Investments in Securities	278,920,088
Investment in Vanguard	10,116
Cash	73,519
Receivables for Investment Securities Sold	1,178,483
Receivables for Accrued Income	1,744,966
Receivables for Capital Shares Issued	200,706
Other Assets	227
Total Assets	282,128,105
Liabilities
Payables for Investment Securities Purchased	3,268,553
Payables for Capital Shares Redeemed	232,989
Payables for Distributions	32,197
Payables to Vanguard	4,423
Total Liabilities	3,538,162
Net Assets	278,589,943

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	318,400,597
Total Distributable Earnings (Loss)	(39,810,654)
Net Assets	278,589,943

Investor Shares—Net Assets
Applicable to 83,820,715 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	794,534
Net Asset Value Per Share—Investor Shares	$9.48

ETF Shares—Net Assets
Applicable to 1,181,623,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,879,209
Net Asset Value Per Share—ETF Shares	$71.83

Admiral Shares—Net Assets
Applicable to 9,978,780,466 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,588,760
Net Asset Value Per Share—Admiral Shares	$9.48

Institutional Shares—Net Assets
Applicable to 4,305,663,357 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,813,154
Net Asset Value Per Share—Institutional Shares	$9.48

Institutional Plus Shares—Net Assets
Applicable to 3,024,548,576 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,669,541
Net Asset Value Per Share—Institutional Plus Shares	$9.48

Institutional Select Shares—Net Assets
Applicable to 3,043,035,479 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,844,745
Net Asset Value Per Share—Institutional Select Shares	$9.48
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Interest[1]	6,981,846
Total Income	6,981,846
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,700
Management and Administrative—Investor Shares	1,318
Management and Administrative—ETF Shares	17,132
Management and Administrative—Admiral Shares	43,515
Management and Administrative—Institutional Shares	12,441
Management and Administrative—Institutional Plus Shares	7,666
Management and Administrative—Institutional Select Shares	2,132
Marketing and Distribution—Investor Shares	54
Marketing and Distribution—ETF Shares	3,723
Marketing and Distribution—Admiral Shares	4,437
Marketing and Distribution—Institutional Shares	1,460
Marketing and Distribution—Institutional Plus Shares	909
Marketing and Distribution—Institutional Select Shares	4
Custodian Fees	580
Auditing Fees	62
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—ETF Shares	1,929
Shareholders’ Reports—Admiral Shares	944
Shareholders’ Reports—Institutional Shares	398
Shareholders’ Reports—Institutional Plus Shares	201
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	107
Other Expenses	45
Total Expenses	104,761
Expenses Paid Indirectly	(326)
Net Expenses	104,435
Net Investment Income	6,877,411
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(3,152,369)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(45,359,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,634,568)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,017,000, $535,000, $3,000, and ($594,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($5,515,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,877,411	5,860,234
Realized Net Gain (Loss)	(3,152,369)	720,968
Change in Unrealized Appreciation (Depreciation)	(45,359,610)	(11,638,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,634,568)	(5,057,137)
Distributions
Investor Shares	(21,776)	(28,087)
ETF Shares	(2,034,249)	(1,642,578)
Admiral Shares	(2,499,809)	(2,463,222)
Institutional Shares	(1,071,561)	(1,065,496)
Institutional Plus Shares	(776,365)	(750,059)
Institutional Select Shares	(679,137)	(573,990)
Total Distributions	(7,082,897)	(6,523,432)
Capital Share Transactions
Investor Shares	(211,020)	(378,936)
ETF Shares	14,259,135	18,772,123
Admiral Shares	(4,173,267)	(106,497)
Institutional Shares	(914,912)	(1,897,280)
Institutional Plus Shares	(2,244,342)	4,679,770
Institutional Select Shares	4,261,911	3,654,537
Net Increase (Decrease) from Capital Share Transactions	10,977,505	24,723,717
Total Increase (Decrease)	(37,739,960)	13,143,148
Net Assets
Beginning of Period	316,329,903	303,186,755
End of Period	278,589,943	316,329,903
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.228	.202	.247	.294	.279
Net Realized and Unrealized Gain (Loss) on Investments	(1.702)	(.407)	.589	.597	(.296)
Total from Investment Operations	(1.474)	(.205)	.836	.891	(.017)
Distributions
Dividends from Net Investment Income	(.228)	(.201)	(.247)	(.291)	(.280)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.236)	(.225)	(.266)	(.291)	(.283)
Net Asset Value, End of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return[2]	-13.25%	-1.77%	7.61%	8.61%	-0.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$795	$1,169	$1,606	$1,546	$4,250
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.26%	1.78%	2.15%	2.74%	2.68%
Portfolio Turnover Rate[4,5]	40%	69%	79%	31%	54%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$84.77	$88.03	$83.71	$79.16	$81.46
Investment Operations
Net Investment Income[1]	1.830	1.623	1.962	2.295	2.209
Net Realized and Unrealized Gain (Loss) on Investments	(12.903)	(3.085)	4.455	4.535	(2.280)
Total from Investment Operations	(11.073)	(1.462)	6.417	6.830	(.071)
Distributions
Dividends from Net Investment Income	(1.808)	(1.615)	(1.954)	(2.280)	(2.210)
Distributions from Realized Capital Gains	(.059)	(.183)	(.143)	—	(.019)
Total Distributions	(1.867)	(1.798)	(2.097)	(2.280)	(2.229)
Net Asset Value, End of Period	$71.83	$84.77	$88.03	$83.71	$79.16
Total Return	-13.15%	-1.66%	7.71%	8.71%	-0.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,879	$84,254	$68,245	$48,456	$36,528
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	2.41%	1.89%	2.25%	2.78%	2.79%
Portfolio Turnover Rate[3,4]	40%	69%	79%	31%	54%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.239	.213	.258	.301	.290
Net Realized and Unrealized Gain (Loss) on Investments	(1.703)	(.407)	.590	.601	(.297)
Total from Investment Operations	(1.464)	(.194)	.848	.902	(.007)
Distributions
Dividends from Net Investment Income	(.238)	(.212)	(.259)	(.302)	(.290)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.246)	(.236)	(.278)	(.302)	(.293)
Net Asset Value, End of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return[2]	-13.16%	-1.67%	7.72%	8.71%	-0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,589	$116,295	$120,909	$107,098	$88,281
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.38%	1.88%	2.25%	2.78%	2.78%
Portfolio Turnover Rate[4,5]	40%	69%	79%	31%	54%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.240	.214	.260	.303	.292
Net Realized and Unrealized Gain (Loss) on Investments	(1.702)	(.406)	.590	.601	(.297)
Total from Investment Operations	(1.462)	(.192)	.850	.904	(.005)
Distributions
Dividends from Net Investment Income	(.240)	(.214)	(.261)	(.304)	(.292)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.248)	(.238)	(.280)	(.304)	(.295)
Net Asset Value, End of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return	-13.15%	-1.65%	7.74%	8.73%	-0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,813	$49,162	$53,018	$47,477	$40,728
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	2.39%	1.90%	2.26%	2.79%	2.79%
Portfolio Turnover Rate[3,4]	40%	69%	79%	31%	54%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.240	.214	.260	.304	.292
Net Realized and Unrealized Gain (Loss) on Investments	(1.702)	(.406)	.590	.600	(.297)
Total from Investment Operations	(1.462)	(.192)	.850	.904	(.005)
Distributions
Dividends from Net Investment Income	(.240)	(.214)	(.261)	(.304)	(.292)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.248)	(.238)	(.280)	(.304)	(.295)
Net Asset Value, End of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return	-13.14%	-1.65%	7.74%	8.74%	-0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,670	$36,314	$32,910	$23,679	$19,399
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	2.40%	1.90%	2.25%	2.80%	2.80%
Portfolio Turnover Rate[3,4]	40%	69%	79%	31%	54%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.243	.217	.262	.306	.295
Net Realized and Unrealized Gain (Loss) on Investments	(1.703)	(.407)	.591	.600	(.298)
Total from Investment Operations	(1.460)	(.190)	.853	.906	(.003)
Distributions
Dividends from Net Investment Income	(.242)	(.216)	(.264)	(.306)	(.294)
Distributions from Realized Capital Gains	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.250)	(.240)	(.283)	(.306)	(.297)
Net Asset Value, End of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return	-13.13%	-1.63%	7.76%	8.76%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,845	$29,135	$26,500	$20,401	$14,821
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	2.43%	1.92%	2.28%	2.81%	2.82%
Portfolio Turnover Rate[3,4]	40%	69%	79%	31%	54%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Insititutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2022, counterparties had deposited in segregated accounts cash of $613,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase

Total Bond Market Index Fund
the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Total Bond Market Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $10,116,000, representing less than 0.01% of the fund’s net assets and 4.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $326,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	184,175,971	—	184,175,971
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,955,711	—	6,955,711
Corporate Bonds	—	74,363,516	—	74,363,516
Sovereign Bonds	—	9,485,165	—	9,485,165
Taxable Municipal Bonds	—	1,827,574	—	1,827,574
Temporary Cash Investments	2,112,151	—	—	2,112,151
Total	2,112,151	276,807,937	—	278,920,088
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	12,341
Total Distributable Earnings (Loss)	(12,341)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the treatment of

Total Bond Market Index Fund
amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	18,326
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,975,489)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(36,853,491)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	6,861,002	5,863,975
Long-Term Capital Gains	221,895	659,457
Total	7,082,897	6,523,432
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	315,773,579
Gross Unrealized Appreciation	570,369
Gross Unrealized Depreciation	(37,423,860)
Net Unrealized Appreciation (Depreciation)	(36,853,491)
F.  During the year ended December 31, 2022, the fund purchased $27,674,607,000 of investment securities and sold $19,551,486,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $101,549,752,000 and $98,235,651,000, respectively. Purchases and sales include $14,513,867,000 and $3,258,620,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $436,537,000 and sales were $719,164,000, resulting in net realized loss of $68,198,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	61,272	6,061	103,217	9,091
Issued in Lieu of Cash Distributions	21,776	2,185	28,087	2,488
Redeemed	(294,068)	(28,947)	(510,240)	(45,279)
Net Increase (Decrease)—Investor Shares	(211,020)	(20,701)	(378,936)	(33,700)
ETF Shares
Issued	18,393,282	240,900	26,653,952	310,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,134,147)	(53,200)	(7,881,829)	(92,000)
Net Increase (Decrease)—ETF Shares	14,259,135	187,700	18,772,123	218,700

Total Bond Market Index Fund
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	17,041,384	1,697,320	21,683,837	1,914,625
Issued in Lieu of Cash Distributions	2,234,413	224,697	2,217,485	196,508
Redeemed	(23,449,064)	(2,338,020)	(24,007,819)	(2,123,226)
Net Increase (Decrease)—Admiral Shares	(4,173,267)	(416,003)	(106,497)	(12,093)
Institutional Shares
Issued	9,168,817	921,252	11,723,944	1,035,972
Issued in Lieu of Cash Distributions	1,006,172	101,205	1,002,779	88,861
Redeemed	(11,089,901)	(1,111,049)	(14,624,003)	(1,293,919)
Net Increase (Decrease)—Institutional Shares	(914,912)	(88,592)	(1,897,280)	(169,086)
Institutional Plus Shares
Issued	7,458,042	742,228	12,467,975	1,103,097
Issued in Lieu of Cash Distributions	736,297	74,008	711,088	63,016
Redeemed	(10,438,681)	(1,037,562)	(8,499,293)	(752,885)
Net Increase (Decrease)—Institutional Plus Shares	(2,244,342)	(221,326)	4,679,770	413,228
Institutional Select Shares
Issued	7,543,651	753,358	6,084,542	538,527
Issued in Lieu of Cash Distributions	679,137	68,447	573,990	50,872
Redeemed	(3,960,877)	(382,916)	(3,003,995)	(266,139)
Net Increase (Decrease)—Institutional Select Shares	4,261,911	438,889	3,654,537	323,260
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $2,384,674,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $221,895,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 91.3%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total Bond Market Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total Bond Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total Bond Market Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Total Bond Market Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total Bond Market Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total Bond Market Index Fund customers, in connection with the administration, marketing or trading of the Total Bond Market Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL BOND MARKET INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL BOND MARKET INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q840 022023

Annual Report  |  December 31, 2022
Vanguard Total Bond Market II Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Vanguard Total Bond Market II Index Fund returned –13.19% for Investor Shares and –13.12% for Institutional Shares. The fund’s benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index, returned –13.07%.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	With yields rising and prices falling, U.S. Treasuries posted a return of –12.46%. Returns were higher for mortgage-backed bonds (–11.81%) and lower for corporate bonds (–15.76%), as measured by components of the Bloomberg U.S. Aggregate Bond Index.
•	By credit quality, lower-rated investment-grade bonds generally fared worse than higher-rated ones; by maturity, longer-dated bonds trailed bonds with shorter maturities.
•	For the 10 years ended December 31, the fund recorded an average annual return of nearly 1%, in line with its benchmark index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$969.30	$0.45
Institutional Shares	1,000.00	969.70	0.10
Based on Hypothetical 5% Yearly Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,025.10	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Total Bond Market II Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market II Index Fund Investor Shares	-13.19%	-0.13%	0.91%	$10,949
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	11,130

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Bond Market II Index Fund Institutional Shares	-13.12%	-0.06%	0.98%	$5,511,770
Bloomberg U.S. Aggregate Float Adjusted Index	-13.07	0.06	1.08	5,564,805
See Financial Highlights for dividend and capital gains information.
3

Total Bond Market II Index Fund
Fund Allocation
As of December 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.4%
Corporate Bonds	26.6
Sovereign Bonds	3.3
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	67.0
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
4

Total Bond Market II Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.4%)
U.S. Government Securities (45.1%)
	United States Treasury Note/Bond	0.750%	12/31/23	120,690	116,032
	United States Treasury Note/Bond	2.250%	12/31/23	140,863	137,451
	United States Treasury Note/Bond	2.625%	12/31/23	628,073	615,315
	United States Treasury Note/Bond	0.125%	1/15/24	749,478	714,580
	United States Treasury Note/Bond	0.875%	1/31/24	304,596	292,174
	United States Treasury Note/Bond	2.250%	1/31/24	217,225	211,489
	United States Treasury Note/Bond	2.500%	1/31/24	82,769	80,803
	United States Treasury Note/Bond	0.125%	2/15/24	1,009,475	959,001
	United States Treasury Note/Bond	1.500%	2/29/24	71,122	68,566
	United States Treasury Note/Bond	2.125%	2/29/24	153,000	148,530
	United States Treasury Note/Bond	2.375%	2/29/24	182,842	178,071
	United States Treasury Note/Bond	0.250%	3/15/24	693,961	657,962
	United States Treasury Note/Bond	2.125%	3/31/24	150,020	145,308
	United States Treasury Note/Bond	2.250%	3/31/24	92,411	89,653
	United States Treasury Note/Bond	0.375%	4/15/24	429,583	406,493
	United States Treasury Note/Bond	2.000%	4/30/24	280,940	271,063
	United States Treasury Note/Bond	2.250%	4/30/24	314,542	304,565
	United States Treasury Note/Bond	2.500%	4/30/24	510,155	495,647
	United States Treasury Note/Bond	0.250%	5/15/24	655,075	616,589
	United States Treasury Note/Bond	2.000%	5/31/24	244,143	235,217
	United States Treasury Note/Bond	2.500%	5/31/24	218,745	212,148
	United States Treasury Note/Bond	0.250%	6/15/24	675,922	634,416
	United States Treasury Note/Bond	1.750%	6/30/24	354,810	340,063
	United States Treasury Note/Bond	2.000%	6/30/24	186,685	179,451
	United States Treasury Note/Bond	3.000%	6/30/24	200,000	195,188
	United States Treasury Note/Bond	0.375%	7/15/24	521,835	488,731
	United States Treasury Note/Bond	1.750%	7/31/24	341,670	326,775
	United States Treasury Note/Bond	2.125%	7/31/24	195,665	188,205
	United States Treasury Note/Bond	3.000%	7/31/24	122,000	118,969
	United States Treasury Note/Bond	0.375%	8/15/24	430,185	401,887
	United States Treasury Note/Bond	2.375%	8/15/24	141,900	136,911
	United States Treasury Note/Bond	1.250%	8/31/24	135,000	127,807
	United States Treasury Note/Bond	0.375%	9/15/24	839,615	782,285
	United States Treasury Note/Bond	1.500%	9/30/24	64,430	61,168
	United States Treasury Note/Bond	4.250%	9/30/24	21,445	21,334
[1]	United States Treasury Note/Bond	0.625%	10/15/24	1,530,945	1,429,281
	United States Treasury Note/Bond	1.500%	10/31/24	136,061	128,875
	United States Treasury Note/Bond	2.250%	10/31/24	359,393	345,074
	United States Treasury Note/Bond	4.375%	10/31/24	198,446	197,857
	United States Treasury Note/Bond	0.750%	11/15/24	1,187,563	1,108,516
	United States Treasury Note/Bond	2.250%	11/15/24	483,372	464,188
	United States Treasury Note/Bond	1.500%	11/30/24	702,564	664,691
	United States Treasury Note/Bond	2.125%	11/30/24	141,200	135,133
	United States Treasury Note/Bond	4.500%	11/30/24	25,000	25,004
	United States Treasury Note/Bond	1.000%	12/15/24	434,107	406,161
[1]	United States Treasury Note/Bond	1.125%	1/15/25	1,687,710	1,578,800
	United States Treasury Note/Bond	2.500%	1/31/25	262,225	252,105
	United States Treasury Note/Bond	1.500%	2/15/25	1,387,410	1,305,466
	United States Treasury Note/Bond	2.000%	2/15/25	212,509	202,182
	United States Treasury Note/Bond	1.125%	2/28/25	1,024,610	956,249
	United States Treasury Note/Bond	2.750%	2/28/25	333,477	322,118
[1]	United States Treasury Note/Bond	1.750%	3/15/25	1,764,694	1,666,809
	United States Treasury Note/Bond	0.500%	3/31/25	840,989	772,133
	United States Treasury Note/Bond	2.625%	4/15/25	759,999	731,143
	United States Treasury Note/Bond	0.375%	4/30/25	603,909	551,067
	United States Treasury Note/Bond	2.875%	4/30/25	267,029	258,350
	United States Treasury Note/Bond	2.125%	5/15/25	256,221	243,410
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	5/15/25	656,175	632,389
	United States Treasury Note/Bond	0.250%	5/31/25	481,780	437,065
	United States Treasury Note/Bond	2.875%	5/31/25	174,085	168,264
	United States Treasury Note/Bond	2.875%	6/15/25	550,220	531,564
	United States Treasury Note/Bond	0.250%	6/30/25	441,568	399,895
	United States Treasury Note/Bond	2.750%	6/30/25	179,285	172,618
[1]	United States Treasury Note/Bond	3.000%	7/15/25	1,409,149	1,364,673
	United States Treasury Note/Bond	0.250%	7/31/25	480,550	433,546
	United States Treasury Note/Bond	2.875%	7/31/25	233,510	225,556
	United States Treasury Note/Bond	2.000%	8/15/25	189,083	178,476
	United States Treasury Note/Bond	3.125%	8/15/25	1,421,795	1,380,252
	United States Treasury Note/Bond	6.875%	8/15/25	40,840	43,258
	United States Treasury Note/Bond	0.250%	8/31/25	466,895	419,695
	United States Treasury Note/Bond	2.750%	8/31/25	186,630	179,340
	United States Treasury Note/Bond	3.500%	9/15/25	1,012,503	991,937
	United States Treasury Note/Bond	0.250%	9/30/25	307,661	276,174
	United States Treasury Note/Bond	3.000%	9/30/25	95,825	92,606
[1]	United States Treasury Note/Bond	4.250%	10/15/25	1,616,645	1,615,382
	United States Treasury Note/Bond	0.250%	10/31/25	476,593	426,104
	United States Treasury Note/Bond	3.000%	10/31/25	150,000	144,867
	United States Treasury Note/Bond	2.250%	11/15/25	434,690	411,325
	United States Treasury Note/Bond	4.500%	11/15/25	1,512,954	1,522,410
	United States Treasury Note/Bond	0.375%	11/30/25	422,280	377,677
	United States Treasury Note/Bond	2.875%	11/30/25	226,497	217,897
	United States Treasury Note/Bond	4.000%	12/15/25	433,785	431,074
	United States Treasury Note/Bond	0.375%	12/31/25	304,190	271,680
	United States Treasury Note/Bond	0.375%	1/31/26	813,300	723,329
	United States Treasury Note/Bond	1.625%	2/15/26	534,932	494,561
	United States Treasury Note/Bond	0.500%	2/28/26	726,471	647,127
	United States Treasury Note/Bond	2.500%	2/28/26	34,057	32,333
	United States Treasury Note/Bond	0.750%	3/31/26	514,584	461,196
	United States Treasury Note/Bond	2.250%	3/31/26	287,794	271,156
	United States Treasury Note/Bond	0.750%	4/30/26	311,694	278,577
	United States Treasury Note/Bond	2.375%	4/30/26	145,000	136,934
	United States Treasury Note/Bond	1.625%	5/15/26	534,497	491,988
	United States Treasury Note/Bond	0.750%	5/31/26	431,045	384,371
	United States Treasury Note/Bond	2.125%	5/31/26	238,579	223,109
	United States Treasury Note/Bond	0.875%	6/30/26	464,552	415,193
	United States Treasury Note/Bond	1.875%	6/30/26	283,440	262,891
	United States Treasury Note/Bond	0.625%	7/31/26	594,787	525,364
	United States Treasury Note/Bond	1.875%	7/31/26	282,000	260,718
	United States Treasury Note/Bond	1.500%	8/15/26	579,832	528,462
	United States Treasury Note/Bond	6.750%	8/15/26	8,800	9,533
	United States Treasury Note/Bond	0.750%	8/31/26	88,294	78,154
	United States Treasury Note/Bond	1.375%	8/31/26	240,805	218,230
	United States Treasury Note/Bond	0.875%	9/30/26	374,245	332,259
	United States Treasury Note/Bond	1.625%	9/30/26	56,188	51,403
	United States Treasury Note/Bond	1.125%	10/31/26	407,235	364,157
	United States Treasury Note/Bond	1.625%	10/31/26	291,090	265,620
	United States Treasury Note/Bond	2.000%	11/15/26	366,562	338,783
	United States Treasury Note/Bond	6.500%	11/15/26	36,215	39,135
	United States Treasury Note/Bond	1.250%	11/30/26	59,560	53,418
	United States Treasury Note/Bond	1.625%	11/30/26	180,570	164,629
	United States Treasury Note/Bond	1.250%	12/31/26	386,615	346,081
	United States Treasury Note/Bond	1.750%	12/31/26	221,253	202,481
	United States Treasury Note/Bond	1.500%	1/31/27	820,357	740,372
	United States Treasury Note/Bond	2.250%	2/15/27	16,056	14,932
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	43,225
	United States Treasury Note/Bond	1.125%	2/28/27	232,870	207,000
5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.875%	2/28/27	51,676	47,316
	United States Treasury Note/Bond	0.625%	3/31/27	398,965	346,164
	United States Treasury Note/Bond	2.500%	3/31/27	963,245	903,795
	United States Treasury Note/Bond	0.500%	4/30/27	773,350	665,685
	United States Treasury Note/Bond	2.750%	4/30/27	218,435	206,933
	United States Treasury Note/Bond	2.375%	5/15/27	43,030	40,099
	United States Treasury Note/Bond	0.500%	5/31/27	486,412	417,022
	United States Treasury Note/Bond	2.625%	5/31/27	404,475	381,218
	United States Treasury Note/Bond	0.500%	6/30/27	438,125	374,665
	United States Treasury Note/Bond	3.250%	6/30/27	214,326	207,159
	United States Treasury Note/Bond	0.375%	7/31/27	403,115	341,955
	United States Treasury Note/Bond	2.750%	7/31/27	5,120	4,843
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	316,795
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	7,479
	United States Treasury Note/Bond	0.500%	8/31/27	549,230	467,446
	United States Treasury Note/Bond	3.125%	8/31/27	399,085	383,870
	United States Treasury Note/Bond	0.375%	9/30/27	754,655	635,915
	United States Treasury Note/Bond	4.125%	9/30/27	496,756	498,464
	United States Treasury Note/Bond	0.500%	10/31/27	908,957	768,495
	United States Treasury Note/Bond	4.125%	10/31/27	666,439	668,730
	United States Treasury Note/Bond	2.250%	11/15/27	192,761	177,581
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	60,770
	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	883,757
	United States Treasury Note/Bond	3.875%	11/30/27	347,155	345,202
	United States Treasury Note/Bond	0.625%	12/31/27	840,335	711,790
[2]	United States Treasury Note/Bond	3.875%	12/31/27	375,895	373,781
	United States Treasury Note/Bond	0.750%	1/31/28	1,113,165	946,538
	United States Treasury Note/Bond	2.750%	2/15/28	182,470	171,465
	United States Treasury Note/Bond	1.125%	2/29/28	786,310	680,527
	United States Treasury Note/Bond	1.250%	3/31/28	1,150,894	1,000,199
	United States Treasury Note/Bond	1.250%	4/30/28	789,609	684,986
	United States Treasury Note/Bond	2.875%	5/15/28	181,973	171,680
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	650,751
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	643,753
	United States Treasury Note/Bond	1.000%	7/31/28	734,818	624,366
	United States Treasury Note/Bond	2.875%	8/15/28	485,152	456,725
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	48,687
	United States Treasury Note/Bond	1.125%	8/31/28	681,390	582,056
	United States Treasury Note/Bond	1.250%	9/30/28	660,660	567,342
	United States Treasury Note/Bond	1.375%	10/31/28	555,620	479,570
	United States Treasury Note/Bond	3.125%	11/15/28	280,130	267,043
	United States Treasury Note/Bond	5.250%	11/15/28	76,342	80,767
	United States Treasury Note/Bond	1.500%	11/30/28	585,700	508,461
	United States Treasury Note/Bond	1.375%	12/31/28	594,900	512,915
	United States Treasury Note/Bond	1.750%	1/31/29	659,690	579,393
	United States Treasury Note/Bond	2.625%	2/15/29	76,983	71,173
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	55,416
	United States Treasury Note/Bond	1.875%	2/28/29	658,800	583,553
	United States Treasury Note/Bond	2.375%	3/31/29	1,075,745	978,760
	United States Treasury Note/Bond	2.875%	4/30/29	539,175	504,803
	United States Treasury Note/Bond	2.750%	5/31/29	491,385	456,220
	United States Treasury Note/Bond	3.250%	6/30/29	359,400	343,732
	United States Treasury Note/Bond	2.625%	7/31/29	826,337	760,875
	United States Treasury Note/Bond	1.625%	8/15/29	82,706	71,722
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	42,333
	United States Treasury Note/Bond	3.125%	8/31/29	417,005	395,829
	United States Treasury Note/Bond	3.875%	9/30/29	623,750	618,974
	United States Treasury Note/Bond	4.000%	10/31/29	793,220	793,344
	United States Treasury Note/Bond	1.750%	11/15/29	46,000	40,092
	United States Treasury Note/Bond	3.875%	11/30/29	639,984	635,484
[2]	United States Treasury Note/Bond	3.875%	12/31/29	220,000	218,763
	United States Treasury Note/Bond	1.500%	2/15/30	498,597	424,587
	United States Treasury Note/Bond	0.625%	5/15/30	695,552	550,138
	United States Treasury Note/Bond	6.250%	5/15/30	64,435	73,426
	United States Treasury Note/Bond	0.625%	8/15/30	874,646	688,101
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	869,047
	United States Treasury Note/Bond	1.125%	2/15/31	755,737	615,571
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	5.375%	2/15/31	13,675	14,983
United States Treasury Note/Bond	1.625%	5/15/31	1,028,824	865,337
United States Treasury Note/Bond	1.250%	8/15/31	1,071,026	869,037
United States Treasury Note/Bond	1.375%	11/15/31	1,189,666	967,905
United States Treasury Note/Bond	1.875%	2/15/32	1,066,492	903,852
United States Treasury Note/Bond	2.875%	5/15/32	1,315,032	1,211,473
United States Treasury Note/Bond	2.750%	8/15/32	1,078,594	981,015
United States Treasury Note/Bond	4.125%	11/15/32	1,173,925	1,197,403
United States Treasury Note/Bond	4.500%	2/15/36	105,143	112,043
United States Treasury Note/Bond	4.750%	2/15/37	151,425	165,337
United States Treasury Note/Bond	5.000%	5/15/37	153,657	171,448
United States Treasury Note/Bond	4.375%	2/15/38	284,635	298,289
United States Treasury Note/Bond	4.500%	5/15/38	91,579	97,288
United States Treasury Note/Bond	3.500%	2/15/39	73,194	68,768
United States Treasury Note/Bond	4.250%	5/15/39	97,867	100,742
United States Treasury Note/Bond	4.500%	8/15/39	100,656	106,648
United States Treasury Note/Bond	4.375%	11/15/39	130,905	136,468
United States Treasury Note/Bond	4.625%	2/15/40	84,805	91,073
United States Treasury Note/Bond	1.125%	5/15/40	388,410	243,302
United States Treasury Note/Bond	4.375%	5/15/40	19,320	20,096
United States Treasury Note/Bond	1.125%	8/15/40	453,110	281,849
United States Treasury Note/Bond	3.875%	8/15/40	65,325	63,723
United States Treasury Note/Bond	1.375%	11/15/40	537,870	349,784
United States Treasury Note/Bond	4.250%	11/15/40	91,854	93,892
United States Treasury Note/Bond	1.875%	2/15/41	605,551	428,049
United States Treasury Note/Bond	4.750%	2/15/41	78,692	85,602
United States Treasury Note/Bond	2.250%	5/15/41	557,241	418,889
United States Treasury Note/Bond	4.375%	5/15/41	90,000	93,305
United States Treasury Note/Bond	1.750%	8/15/41	714,919	489,608
United States Treasury Note/Bond	3.750%	8/15/41	95,310	90,515
United States Treasury Note/Bond	2.000%	11/15/41	621,478	444,259
United States Treasury Note/Bond	3.125%	11/15/41	113,056	97,617
United States Treasury Note/Bond	2.375%	2/15/42	466,475	356,052
United States Treasury Note/Bond	3.125%	2/15/42	128,742	110,899
United States Treasury Note/Bond	3.000%	5/15/42	118,000	99,194
United States Treasury Note/Bond	3.250%	5/15/42	562,325	493,177
United States Treasury Note/Bond	2.750%	8/15/42	147,528	118,691
United States Treasury Note/Bond	3.375%	8/15/42	709,379	634,229
United States Treasury Note/Bond	2.750%	11/15/42	243,319	195,264
United States Treasury Note/Bond	4.000%	11/15/42	218,116	213,754
United States Treasury Note/Bond	3.125%	2/15/43	204,159	174,077
United States Treasury Note/Bond	2.875%	5/15/43	328,720	268,318
United States Treasury Note/Bond	3.625%	8/15/43	229,652	211,172
United States Treasury Note/Bond	3.750%	11/15/43	257,806	241,492
United States Treasury Note/Bond	3.625%	2/15/44	253,494	232,660
United States Treasury Note/Bond	3.375%	5/15/44	294,400	259,348
United States Treasury Note/Bond	3.125%	8/15/44	311,149	262,630
United States Treasury Note/Bond	3.000%	11/15/44	285,089	235,332
United States Treasury Note/Bond	2.500%	2/15/45	494,882	372,785
United States Treasury Note/Bond	3.000%	5/15/45	148,154	122,018
United States Treasury Note/Bond	2.875%	8/15/45	215,506	173,550
United States Treasury Note/Bond	3.000%	11/15/45	132,327	108,818
United States Treasury Note/Bond	2.500%	2/15/46	372,758	278,811
United States Treasury Note/Bond	2.500%	5/15/46	451,638	337,176
United States Treasury Note/Bond	2.250%	8/15/46	493,743	349,786
United States Treasury Note/Bond	2.875%	11/15/46	274,675	220,126
United States Treasury Note/Bond	3.000%	2/15/47	196,279	160,704
United States Treasury Note/Bond	3.000%	5/15/47	223,251	182,787
United States Treasury Note/Bond	2.750%	8/15/47	304,418	237,874
United States Treasury Note/Bond	2.750%	11/15/47	310,732	242,759
United States Treasury Note/Bond	3.000%	2/15/48	375,470	307,944
United States Treasury Note/Bond	3.125%	5/15/48	411,233	345,950
United States Treasury Note/Bond	3.000%	8/15/48	454,182	372,997
United States Treasury Note/Bond	3.375%	11/15/48	336,303	296,892
United States Treasury Note/Bond	3.000%	2/15/49	362,173	298,566
United States Treasury Note/Bond	2.875%	5/15/49	428,731	345,195
United States Treasury Note/Bond	2.250%	8/15/49	354,020	249,252

6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.375%	11/15/49	260,699	188,966
	United States Treasury Note/Bond	2.000%	2/15/50	471,024	311,686
	United States Treasury Note/Bond	1.250%	5/15/50	593,574	320,066
	United States Treasury Note/Bond	1.375%	8/15/50	651,075	362,567
	United States Treasury Note/Bond	1.625%	11/15/50	655,335	390,948
	United States Treasury Note/Bond	1.875%	2/15/51	741,990	472,323
	United States Treasury Note/Bond	2.375%	5/15/51	756,455	543,702
	United States Treasury Note/Bond	2.000%	8/15/51	723,292	474,321
	United States Treasury Note/Bond	1.875%	11/15/51	681,835	433,072
	United States Treasury Note/Bond	2.250%	2/15/52	644,658	449,750
	United States Treasury Note/Bond	2.875%	5/15/52	761,161	611,307
	United States Treasury Note/Bond	3.000%	8/15/52	582,387	482,107
	United States Treasury Note/Bond	4.000%	11/15/52	644,625	647,445
					103,701,138
Agency Bonds and Notes (1.0%)
[3]	AID-Israel	5.500%	4/26/24	5,575	5,616
[3]	AID-Israel	5.500%	9/18/33	5,150	5,495
[3]	AID-Jordan	3.000%	6/30/25	4,325	4,168
	Federal Farm Credit Banks	0.900%	1/18/24	14,000	13,443
	Federal Farm Credit Banks	0.250%	2/26/24	22,350	21,223
	Federal Farm Credit Banks	2.625%	5/3/24	14,980	14,569
	Federal Farm Credit Banks	2.625%	5/16/24	43,220	42,008
	Federal Farm Credit Banks	2.625%	6/10/24	16,085	15,615
	Federal Farm Credit Banks	3.100%	6/28/24	33,000	32,236
	Federal Farm Credit Banks	3.375%	8/26/24	50,000	48,962
	Federal Farm Credit Banks	4.250%	9/26/24	46,525	46,203
	Federal Farm Credit Banks	0.875%	11/18/24	10,507	9,815
	Federal Farm Credit Banks	4.500%	11/18/24	46,922	46,810
	Federal Farm Credit Banks	4.625%	12/5/24	9,000	9,009
	Federal Farm Credit Banks	4.250%	12/20/24	9,400	9,346
	Federal Farm Credit Banks	1.125%	1/6/25	11,170	10,446
	Federal Farm Credit Banks	1.750%	2/14/25	19,410	18,350
	Federal Farm Credit Banks	2.510%	4/1/25	9,175	8,801
	Federal Farm Credit Banks	4.250%	9/30/25	15,500	15,457
	Federal Home Loan Banks	2.500%	2/13/24	44,590	43,472
	Federal Home Loan Banks	2.125%	2/28/24	22,475	21,803
	Federal Home Loan Banks	3.250%	3/8/24	29,255	28,739
	Federal Home Loan Banks	2.875%	6/14/24	5,920	5,766
	Federal Home Loan Banks	3.125%	6/14/24	33,200	32,452
	Federal Home Loan Banks	4.875%	6/14/24	16,000	16,025
	Federal Home Loan Banks	2.750%	6/28/24	29,370	28,544
[4]	Federal Home Loan Banks	3.000%	7/8/24	24,000	23,398
	Federal Home Loan Banks	1.500%	8/15/24	19,940	18,952
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,601
	Federal Home Loan Banks	2.875%	9/13/24	1,000	971
	Federal Home Loan Banks	3.250%	9/13/24	25,000	24,420
[4]	Federal Home Loan Banks	3.500%	9/13/24	33,900	33,250
	Federal Home Loan Banks	4.500%	10/3/24	37,250	37,158
[4]	Federal Home Loan Banks	1.000%	12/20/24	21,000	19,612
	Federal Home Loan Banks	0.500%	4/14/25	39,015	35,718
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,211
	Federal Home Loan Banks	1.250%	12/21/26	67,100	59,890
	Federal Home Loan Banks	3.250%	6/9/28	19,510	18,711
	Federal Home Loan Banks	3.250%	11/16/28	62,745	60,056
	Federal Home Loan Banks	5.500%	7/15/36	21,150	23,167
[5]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	56,432
[4,5]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	48,863
[5]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	97,072
[4,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	17,871
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	45,401	52,986
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	47,039
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	44,103
[5]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	39,348
[5]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	8,467
[5]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	36,900
[5]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	40,855
[5]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,018
[5]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	23,666
[5]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	78,003
[5]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	91,469
[5]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	39,504
[5]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	27,968
[5]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	84,295
[5]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	48,597
[5]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	21,056
[5]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	53,431
[5]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	95,545
[5]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	64,660
[5]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	3,747
[5]	Federal National Mortgage Assn.	6.210%	8/6/38	300	348
[4]	Private Export Funding Corp.	3.550%	1/15/24	16,425	16,155
[4]	Private Export Funding Corp.	2.450%	7/15/24	4,955	4,759
[4]	Private Export Funding Corp.	1.750%	11/15/24	3,115	2,941
[4]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,129
[4]	Private Export Funding Corp.	1.400%	7/15/28	9,375	7,935
	Tennessee Valley Authority	2.875%	9/15/24	12,231	11,851
	Tennessee Valley Authority	0.750%	5/15/25	3,000	2,748
[4]	Tennessee Valley Authority	6.750%	11/1/25	19,581	20,794
[4]	Tennessee Valley Authority	2.875%	2/1/27	25,750	24,488
	Tennessee Valley Authority	7.125%	5/1/30	9,625	11,232
	Tennessee Valley Authority	1.500%	9/15/31	13,700	10,755
[4]	Tennessee Valley Authority	4.700%	7/15/33	6,375	6,382
	Tennessee Valley Authority	4.650%	6/15/35	6,000	5,960
	Tennessee Valley Authority	5.880%	4/1/36	12,795	14,098
	Tennessee Valley Authority	6.150%	1/15/38	665	755
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,513
	Tennessee Valley Authority	5.250%	9/15/39	22,828	23,705
	Tennessee Valley Authority	3.500%	12/15/42	1,820	1,508
	Tennessee Valley Authority	4.875%	1/15/48	14,320	14,011
	Tennessee Valley Authority	4.250%	9/15/52	10,475	9,283
	Tennessee Valley Authority	5.375%	4/1/56	17,860	18,993
	Tennessee Valley Authority	4.625%	9/15/60	8,838	8,283
	Tennessee Valley Authority	4.250%	9/15/65	8,050	6,972
					2,270,981
Conventional Mortgage-Backed Securities (20.3%)
[4,5]	Fannie Mae Pool	6.000%	11/1/32	30	31
[4,5]	Fannie Mae Pool	6.500%	9/1/32	32	33
[4,5]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	15,619	14,418
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27– 3/1/43	236,412	220,290
[4,5]	Freddie Mac Gold Pool	3.000%	10/1/26– 4/1/48	781,173	711,543
[4,5]	Freddie Mac Gold Pool	3.500%	9/1/25– 3/1/49	784,849	732,451
[4,5]	Freddie Mac Gold Pool	4.000%	5/1/23– 2/1/49	479,829	462,059
[4,5]	Freddie Mac Gold Pool	4.500%	3/1/23– 1/1/49	230,160	227,256
[4,5]	Freddie Mac Gold Pool	5.000%	3/1/23– 11/1/48	82,927	83,962
[4,5]	Freddie Mac Gold Pool	5.500%	1/1/23– 6/1/41	53,415	54,146
[4,5]	Freddie Mac Gold Pool	6.000%	1/1/24– 5/1/40	26,211	27,468
[4,5]	Freddie Mac Gold Pool	7.000%	3/1/26– 12/1/38	2,603	2,704
[4,5]	Freddie Mac Gold Pool	7.500%	4/1/27– 2/1/32	21	22

7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Freddie Mac Gold Pool	8.000%	1/1/27– 11/1/31	29	29
[4,5]	Freddie Mac Gold Pool	8.500%	6/1/25	5	6
[4]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	40,764	36,261
[4]	Ginnie Mae I Pool	3.500%	11/15/25– 5/15/48	54,940	51,574
[4]	Ginnie Mae I Pool	4.000%	6/15/24– 5/15/47	61,508	59,481
[4]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	53,003	52,911
[4]	Ginnie Mae I Pool	5.000%	12/15/32– 11/15/46	29,377	30,142
[4]	Ginnie Mae I Pool	5.500%	9/15/40– 2/15/41	57	59
[4]	Ginnie Mae I Pool	6.000%	12/15/29– 6/15/41	1,042	1,103
[4]	Ginnie Mae I Pool	6.500%	5/15/24– 8/15/39	3,722	3,775
[4]	Ginnie Mae I Pool	7.000%	7/15/23– 9/15/36	187	198
[4]	Ginnie Mae I Pool	7.500%	12/15/23	1	1
[4]	Ginnie Mae I Pool	8.000%	6/15/25– 1/15/27	9	9
[4]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	53,904	43,188
[4]	Ginnie Mae II Pool	2.000%	8/20/50– 4/20/52	2,176,512	1,827,122
[2,4]	Ginnie Mae II Pool	2.500%	6/20/27– 1/15/53	2,212,330	1,928,973
[2,4]	Ginnie Mae II Pool	3.000%	10/20/26– 1/15/53	2,199,500	1,980,327
[2,4]	Ginnie Mae II Pool	3.500%	9/20/25– 1/15/53	1,672,950	1,558,574
[2,4]	Ginnie Mae II Pool	4.000%	9/20/25– 1/15/53	1,119,135	1,075,995
[2,4]	Ginnie Mae II Pool	4.500%	8/20/33– 1/15/53	855,644	839,863
[2,4]	Ginnie Mae II Pool	5.000%	12/20/32– 1/15/53	474,084	472,447
[2,4]	Ginnie Mae II Pool	5.500%	8/20/23– 1/15/53	178,733	179,758
[2,4]	Ginnie Mae II Pool	6.000%	9/20/33– 1/15/53	38,586	39,208
[4]	Ginnie Mae II Pool	6.500%	10/20/28– 11/20/39	3,502	3,655
[4]	Ginnie Mae II Pool	7.000%	8/20/34– 11/20/38	467	491
[4,5]	UMBS Pool	1.500%	7/1/35– 9/1/51	2,788,251	2,252,385
[2,4,5]	UMBS Pool	2.000%	11/1/27– 1/25/53	11,899,331	9,922,903
[2,4,5]	UMBS Pool	2.500%	11/1/26– 1/25/53	8,548,533	7,376,202
[2,4,5]	UMBS Pool	3.000%	11/1/23– 1/25/53	5,421,717	4,860,890
[2,4,5]	UMBS Pool	3.500%	5/1/25– 1/25/53	3,385,655	3,140,960
[2,4,5]	UMBS Pool	4.000%	4/1/24– 1/25/53	2,694,577	2,571,857
[2,4,5]	UMBS Pool	4.500%	7/1/23– 1/25/53	1,876,635	1,827,323
[2,4,5]	UMBS Pool	5.000%	3/1/23– 1/25/53	1,200,784	1,192,821
[2,4,5]	UMBS Pool	5.500%	4/1/23– 1/25/53	553,844	559,320
[2,4,5]	UMBS Pool	6.000%	3/1/23– 1/25/53	180,209	185,882
[2,4,5]	UMBS Pool	6.500%	1/25/53	47,225	48,391
[4,5]	UMBS Pool	7.000%	8/1/27– 12/1/38	4,483	4,755
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	UMBS Pool	7.500%	7/1/30– 12/1/32	64	68
[4,5]	UMBS Pool	8.000%	12/1/29	6	6
					46,665,296
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	2.318%	7/1/43	998	998
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	2.409%	12/1/41	249	246
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	541	540
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.434%	3.684%	7/1/36	65	65
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.465%	3.715%	10/1/37	66	67
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.478%	2.672%	3/1/43	725	726
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.780%	12/1/43	252	257
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	127	128
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	95	96
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.593%	3.358%	6/1/43	248	251
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	3.846%	11/1/33	26	26
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	125	126
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	30	30
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	73	75
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	19	19
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	268	273
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	3.908%	7/1/35	157	158
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	38	38
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	3.915%	6/1/36	1	1
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	32	33
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	3.874%	10/1/42	211	217
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.359%	6/1/42	264	265
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	3.935%	12/1/33	50	50
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.161%	5/1/40	60	60
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	590	596
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	3.828%	8/1/39	380	382
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	65	65
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	87	88
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	139	140
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	22	22
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	289	297
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.703%	2.332%	4/1/36	33	33
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	41	41

8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.721%	2.528%	5/1/42	277	278
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.479%	6/1/41	64	66
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	28	29
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	3.919%	11/1/39	124	127
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	3.852%	7/1/41	439	453
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.408%	5/1/35	48	49
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.173%	2/1/36	60	61
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	72	73
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	3.843%	9/1/43	410	422
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.775%	2.891%	5/1/42	110	114
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	144	148
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.783%	3.314%	7/1/42	349	351
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	3.725%	3/1/42	257	266
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.446%	3/1/42	273	278
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	3.844%	8/1/42	630	626
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	3.157%	2/1/42	713	719
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	275	278
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33– 12/1/40	276	282
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.812%	2.769%	3/1/41	169	168
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.883%	1/1/42	177	176
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	185	191
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.231%	2/1/41	184	188
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.447%	5/1/41	177	184
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	538	557
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	226	233
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.649%	2/1/42	241	250
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.076%	7/1/38	36	38
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.482%	4/1/41	267	265
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	209	216
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	3.222%	2/1/41	107	110
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	43	44
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.609%	1/1/40	79	81
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	4.013%	9/1/40	154	160
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	129	133
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	138	139
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.779%	11/1/34	150	153
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	116	119
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	3.666%	10/1/36	85	86
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	210	208
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	73	74
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	3.592%	4/1/37	233	235
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.090%	8/1/37	87	90
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.486%	2.492%	3/1/37	3	3
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	3.551%	9/1/37	14	14
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	2.057%	3/1/37	6	6
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	33	34
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.390%	5/1/42	38	39
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.660%	12/1/36	61	62
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	11/1/43	340	348
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	101	101
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	31	31
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	66	67
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.995%	1/1/35	9	9
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	117	117
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	271	271
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	21	21
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.227%	12/1/41	241	245
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.767%	2.845%	6/1/37	107	108
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.842%	12/1/35	52	52
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.811%	3.972%	3/1/42	107	107
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	3.010%	2/1/42	68	70
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	56	57
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.879%	4.129%	8/1/37	52	53
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	12/1/40	71	73
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.216%	1/1/41	351	359
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	23	23
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	8	8
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.357%	5/1/40	32	32
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	104	107
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.865%	6/1/41	47	48

9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40	124	129
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.657%	2/1/42	137	141
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	141	145
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	163	168
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	90	93
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	62	64
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.615%	1/1/41	49	50
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.451%	3/1/37	67	68
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	21	22
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.489%	2/1/36	42	42
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.375%	5/1/36	29	29
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.192%	11/1/36	32	34
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	165	171
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.578%	10/1/36	135	136
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.020%	6/1/37	77	75
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.945%	3/1/37	3	3
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	4.026%	1/1/37	141	145
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/43	2,221	2,185
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 3/20/43	3,498	3,405
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29– 6/20/43	1,637	1,613
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38	31	31
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	30	31
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	41	41
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	79	80
					26,493
Total U.S. Government and Agency Obligations (Cost $171,742,664)					152,663,908
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
[4]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,066	1,064
[4]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,250	1,237
[4]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	6,450	6,272
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	550	529
[4]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	7,675	7,628
[4]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,125	2,114
[4]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	23,050	21,397
[4]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	40,775	39,582
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	23,050	22,511
[4]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	961
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,650	1,566
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	934
[4]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	950	922
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	850	808
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	425	391
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	864
[4]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	12,600	12,056
[4]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	2,990	2,813
[4]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	6,600	6,417
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	845	816
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,391
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	5,543
[4]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	6,451
[4]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,126
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	3,675	3,392
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	8,958
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	8,909
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	10,476
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	4,580
[4]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	4,756
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	5,456
[4]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	891
[4]	BANK Series 2017-BNK8	4.096%	11/15/50	2,800	2,295
[4]	BANK Series 2017-BNK9	3.279%	11/15/54	2,808	2,638
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	6,150	5,687
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	1,425	1,356
[4]	BANK Series 2018-BNK10	3.688%	2/15/61	4,375	4,070
[4]	BANK Series 2018-BNK10	3.898%	2/15/61	1,650	1,501
[4]	BANK Series 2018-BNK11	4.046%	3/15/61	4,275	4,036
[4]	BANK Series 2018-BNK12	4.255%	5/15/61	6,200	5,908
[4]	BANK Series 2018-BNK12	4.353%	5/15/61	1,650	1,504
[4]	BANK Series 2018-BNK13	3.953%	8/15/61	2,235	2,081
[4]	BANK Series 2018-BNK13	4.217%	8/15/61	6,200	5,890
[4]	BANK Series 2018-BNK14	3.966%	9/15/60	1,990	1,862
[4]	BANK Series 2018-BNK14	4.128%	9/15/60	2,802	2,756
[4]	BANK Series 2018-BNK14	4.231%	9/15/60	2,425	2,298
[4]	BANK Series 2018-BNK14	4.481%	9/15/60	2,600	2,425
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	9,060	8,675
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	6,850	6,405
[4]	BANK Series 2019-BNK17	3.714%	4/15/52	5,070	4,656
[4]	BANK Series 2019-BNK17	3.976%	4/15/52	2,125	1,892
[4]	BANK Series 2019-BNK18	3.584%	5/15/62	2,925	2,649
[4]	BANK Series 2019-BNK18	3.826%	5/15/62	2,050	1,820
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	3,415	3,009
[4]	BANK Series 2019-BNK19	4.031%	8/15/61	1,575	1,210
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	7,785	6,793
[4]	BANK Series 2019-BNK21	2.851%	10/17/52	2,570	2,217
[4]	BANK Series 2019-BNK21	3.093%	10/17/52	3,275	2,757
[4]	BANK Series 2019-BNK22	2.978%	11/15/62	3,645	3,172
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	8,290	7,177
[4]	BANK Series 2019-BNK23	3.203%	12/15/52	3,125	2,645
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	15,788	13,691

10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2019-BNK24	3.283%	11/15/62	2,900	2,420
[4]	BANK Series 2020-BNK25	2.649%	1/15/63	4,035	3,423
[4]	BANK Series 2020-BNK25	2.841%	1/15/63	2,970	2,444
[4]	BANK Series 2020-BNK26	2.403%	3/15/63	7,635	6,367
[4]	BANK Series 2020-BNK26	2.687%	3/15/63	2,410	1,958
[4]	BANK Series 2020-BNK27	2.144%	4/15/63	6,675	5,410
[4]	BANK Series 2020-BNK27	2.551%	4/15/63	1,950	1,556
[4]	BANK Series 2020-BNK28	1.844%	3/15/63	1,950	1,539
[4]	BANK Series 2020-BNK29	1.997%	11/15/53	2,775	2,192
[4]	BANK Series 2020-BNK30	1.925%	12/15/53	3,425	2,698
[4]	BANK Series 2020-BNK30	2.111%	12/15/53	415	310
[4]	BANK Series 2021-BNK31	2.036%	2/15/54	2,425	1,926
[4]	BANK Series 2021-BNK31	2.211%	2/15/54	1,425	1,063
[4]	BANK Series 2021-BNK32	2.643%	4/15/54	4,200	3,494
[4]	BANK Series 2021-BNK33	2.556%	5/15/64	2,040	1,682
[4]	BANK Series 2021-BNK34	2.438%	6/15/63	7,875	6,370
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	4,700	3,771
[4]	BANK Series 2021-BNK36	2.470%	9/15/64	6,800	5,527
[4]	BANK Series 2021-BNK36	2.695%	9/15/64	2,100	1,625
[4]	BANK Series 2021-BNK37	2.618%	11/15/64	6,825	5,603
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	9,375	8,864
[4]	BANK Series 2022-BNK43	4.830%	8/15/55	1,950	1,776
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	421	387
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	7,067
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	2,533
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,550	16,002
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	11,013
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	892
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	5,930
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	5,704
[4]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	5,200	5,001
[4]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	9,947
[4]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	2,635
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	9,630
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	5,168
[4]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,300
[4]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,422
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	4,636
[4]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	929
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	5,818
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,050
[4]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	819
[4]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	3,551
[4]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	10,600	8,924
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,500	6,173
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	4,575
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	1,845
[4]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	1,655	1,643
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	14,080
[4]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	5,207
[4]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	1,047	1,041
[4]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	9,720
[4]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	2,588
[4]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	3,622
[4]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,001
[4]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,622
[4]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	6,761
[4]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,017
[4]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,225	2,199
[4]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	9,914
[4]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	6,915
[4]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	3,695
[4]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,600	2,382
[4]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	6,118
[4]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	6,842
[4]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	2,820
[4]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	1,758
[4]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,327
[4]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	2,887
[4]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	10,250
[4]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	3,705
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	919
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	3,622
[4]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	837
[4]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,082
[4]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	11,844
[4]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	946
[4]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	1,878
[4]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	582
[4]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	3,794

11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	308
[4]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	4,733
[4]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	456
[4]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	11,387
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	5,233
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	1,686
[4]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	7,703
[4]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	2,454
[4]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	4,781
[4]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	988
[4]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	5,318
[4]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	2,396
[4]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	7,745	6,416
[4]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	3,364
[4]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	721
[4]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,056
[4]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	655
[4]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	8,619
[4]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	2,000	1,644
[4]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	8,550	7,206
[4]	Benchmark Mortgage Trust Series 2022-B32	3.411%	1/15/55	3,425	2,774
[4]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	3,350	2,956
[4]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	2,675	2,403
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	4,300	4,079
[4]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,300	1,204
[4]	BMO Mortgage Trust Series 2022-C1	3.374%	2/17/55	3,000	2,598
[4]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	3,425	3,356
[4]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	10,675	10,724
[4]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	1,500	1,443
[4]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	1,189	1,179
[4]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	950	927
[4]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	6,749	6,599
[4]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	4,675	4,458
[4]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,100	1,043
[4]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	266	262
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	381
[4]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	1,800	1,754
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	425	407
[4]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	5,148
[4]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	5,199
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	5,290
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,186
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,250	13,910
[4]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	10,000	9,368
[4]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	20,229
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	21,375	19,958
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	22,850	21,913
[4]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	21,500	20,910
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,089	1,089
[4]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	612
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	4,550	4,280
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,019
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	4,300	4,140
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	2,625	2,480
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,950	3,859
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,175	1,124
[4]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	286	284
[4]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	999
[4]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	2,445	2,416
[4]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	614
[4]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	2,077	2,041
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	569
[4]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,999	1,945
[4]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	722
[4]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	183
[4]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	2,104	2,030
[4]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	573
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	5,298	5,099
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,167
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	5,725	5,415

12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	960
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	5,575	5,295
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,150	1,955
[4]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	5,075	4,935
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,225	1,178
[4]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	955	919
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,625	3,375
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	586
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	912
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,126
[4]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	4,653
[4]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,501	1,440
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	13,197
[4]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,361
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,072
[4]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	2,704
[4]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,193
[4]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,359	2,229
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	4,306
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,519
[4]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	600	580
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	11,970
[4]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	2,589
[4]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	7,214
[4]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	2,471	2,416
[4]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,462
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	1,059	1,015
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	4,679
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,306
[4]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	8,905
[4]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,130
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	9,059
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	1,757
[4]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	3,400	3,312
[4]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	4,400	4,834
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	10,301
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	1,915	1,909
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	1,300	1,293
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	90	90
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	2,800	2,767
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,678
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	90	89
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,799
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	734
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	736
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	160	158
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	1,150	1,127
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	955	932
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	85	84
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,630
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,285
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,628
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	5,981
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,057
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	2,827
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,525
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	2,690
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	2,780
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	4,100	3,899
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,209
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,800	1,712
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,362	1,313
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	3,672
[4]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,279
[4]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	1,099	1,055
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,398
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	9,053
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	10,045
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,400
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,155

13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,750	1,619
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	7,545
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,410
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,181
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,875	6,325
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,300	2,289
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	14,478
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	4,890	4,539
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,127
[4]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	1,805
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	1,772
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	11,210	9,583
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	10,650
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	9,173
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	1,676
[4]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	5,600	5,383
[4]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	3,175	2,989
[4]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	490
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,050	1,962
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,200	1,121
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	850	819
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	575	550
[4]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	1,982
[4]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	571	546
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	1,938	1,927
[4]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,749	1,733
[4]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,295
[4]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,306	1,291
[4]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	705
[4]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	294
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	3,649
[4]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,076
[4]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	621	617
[4]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,619	2,597
[4]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	841	839
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,405
[4]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,655
[4]	COMM Mortgage Trust Series 2014-CR14	4.590%	2/10/47	2,650	2,556
[4]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	232	230
[4]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,701
[4]	COMM Mortgage Trust Series 2014-CR15	4.623%	2/10/47	869	841
[4]	COMM Mortgage Trust Series 2014-CR15	4.673%	2/10/47	1,925	1,849
[4]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	290	287
[4]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	1,904
[4]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	226	223
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,361
[4]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	911
[4]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	381	378
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	4,798
[4]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,230
[4]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	5,582
[4]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,481
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,784	5,581
[4]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	1,925
[4]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,472	5,274
[4]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,235	5,115
[4]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,207	3,092
[4]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	150	148
[4]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	2,496	2,440
[4]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,659
[4]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	461
[4]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	290
[4]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	6,693	6,468
[4]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	955	923
[4]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	5,782
[4]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,436
[4]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,275	6,062
[4]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	1,464	1,431
[4]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	7,218
[4]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,161

14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,054
[4]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	6,350
[4]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	998	970
[4]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,250	4,970
[4]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,367
[4]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	541	511
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,750	4,537
[4]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	10,307
[4]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	2,065	1,997
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	3,600
[4]	COMM Mortgage Trust Series 2015-CR27	4.338%	10/10/48	800	738
[4]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,570	8,165
[4]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	291	285
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	3,794
[4]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	1,991
[4]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	341	325
[4]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	7,390
[4]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	5,915	5,645
[4]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,970	10,397
[4]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	2,647	2,578
[4]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	475	453
[4]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,335
[4]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,348
[4]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	6,242
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	29,409
[4]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,048
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	3,574
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	1,769
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,404
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	4,401
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,686
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	1,303	1,269
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	6,381
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.109%	8/15/48	1,625	1,476
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,226	1,195
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	8,000	7,608
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	7,763
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	7,114
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	3,822
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	5,373
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	11,733
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	5,605
[4]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	14,264
[4]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	11,064
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	10,427
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	1,700
[4]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	2,775	2,764
[4]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	950	952
[4]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,873	5,591
[4]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,434
[4]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,014
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	5,462
[4]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,427
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	5,626
[4]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	9,725	9,052
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	7,194
[4]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	11,500	10,793
[4]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	21,500	20,736
[4]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	23,025	22,316
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	12,625	12,746
[4]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	2,186	2,182
[4]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	47	47
[4]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,175	1,147
[4]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	3,033	2,994
[4]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	2,975	2,868
[4]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,550	2,377
[4]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	975	947
[4]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,125	1,084
[4]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	1,806	1,785
[4]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	3,151	3,108

15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	1,755	1,727
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,125	2,015
[4]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,115	2,827
[4]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,300	1,241
[4]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,700	1,575
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	1,175	1,147
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,150	2,065
[4]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,075	1,024
[4]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	1,725	1,693
[4]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	1,725	1,690
[4]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,150	1,118
[4]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,350	1,299
[4]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	425	410
[4]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	850	854
[4]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	850	844
[4,5]	Fannie Mae-Aces Series 2013-M12	2.491%	3/25/23	811	807
[4,5]	Fannie Mae-Aces Series 2013-M14	2.605%	4/25/23	28	28
[4,5]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	4,052	3,994
[4,5]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	3,351	3,296
[4,5]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	1,032	1,014
[4,5]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	2,557	2,505
[4,5]	Fannie Mae-Aces Series 2014-M7	3.212%	6/25/24	5,612	5,472
[4,5]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	2,336	2,272
[4,5]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	3,594	3,491
[4,5]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	2,963	2,873
[4,5]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	6,722	6,455
[4,5]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	4,801	4,606
[4,5]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	2,530	2,433
[4,5]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	4,395	4,204
[4,5]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	7,206	6,932
[4,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	2,324	2,195
[4,5]	Fannie Mae-Aces Series 2015-M12	2.802%	5/25/25	4,571	4,367
[4,5]	Fannie Mae-Aces Series 2015-M13	2.698%	6/25/25	2,364	2,257
[4,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	4,588	4,380
[4,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	2,948	2,789
[4,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	2,998	2,817
[4,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,900	7,377
[4,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	4,538	4,238
[4,5]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	240	236
[4,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,643	1,532
[4,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	13,992	12,988
[4,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,238	8,570
[4,5]	Fannie Mae-Aces Series 2016-M12	2.451%	9/25/26	9,072	8,429
[4,5]	Fannie Mae-Aces Series 2016-M13	2.510%	9/25/26	7,543	7,016
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2017-M1	2.414%	10/25/26	8,078	7,475
[4,5]	Fannie Mae-Aces Series 2017-M2	2.759%	2/25/27	5,365	5,017
[4,5]	Fannie Mae-Aces Series 2017-M3	2.471%	12/25/26	9,319	8,619
[4,5]	Fannie Mae-Aces Series 2017-M4	2.555%	12/25/26	8,020	7,434
[4,5]	Fannie Mae-Aces Series 2017-M5	3.099%	4/25/29	1,189	1,100
[4,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	8,270	7,774
[4,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	19,539	18,402
[4,5]	Fannie Mae-Aces Series 2017-M10	2.540%	7/25/24	3,473	3,359
[4,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,100	4,667
[4,5]	Fannie Mae-Aces Series 2017-M12	3.062%	6/25/27	8,692	8,170
[4,5]	Fannie Mae-Aces Series 2017-M14	2.866%	11/25/27	4,019	3,722
[4,5]	Fannie Mae-Aces Series 2017-M15	2.961%	9/25/27	93	88
[4,5]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/27	10,003	9,404
[4,5]	Fannie Mae-Aces Series 2018-M1	2.993%	12/25/27	482	450
[4,5]	Fannie Mae-Aces Series 2018-M2	2.905%	1/25/28	19,595	18,263
[4,5]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	3,277	3,028
[4,5]	Fannie Mae-Aces Series 2018-M4	3.056%	3/25/28	6,596	6,170
[4,5]	Fannie Mae-Aces Series 2018-M7	3.033%	3/25/28	3,783	3,526
[4,5]	Fannie Mae-Aces Series 2018-M8	3.302%	6/25/28	4,068	3,827
[4,5]	Fannie Mae-Aces Series 2018-M10	3.358%	7/25/28	2,875	2,709
[4,5]	Fannie Mae-Aces Series 2018-M12	3.631%	8/25/30	15,800	14,899
[4,5]	Fannie Mae-Aces Series 2018-M13	3.744%	9/25/30	5,921	5,603
[4,5]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	8,634	8,208
[4,5]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	12,196	11,567
[4,5]	Fannie Mae-Aces Series 2019-M2	3.626%	11/25/28	12,514	11,915
[4,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,700	8,929
[4,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,325	7,731
[4,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	939
[4,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	9,295	8,561
[4,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	16,342	14,954
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,875	22,505
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	10,813	9,555
[4,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,700	6,627
[4,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,645	6,664
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	14,040	12,398
[4,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	7,300	6,351
[4,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	9,072	8,462
[4,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	16,659
[4,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,547	4,762
[4,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	7,400	6,096
[4,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	651
[4,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	10,931
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	11,226
[4,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	7,917
[4,5]	Fannie Mae-Aces Series 2020-M52	1.317%	10/25/30	10,825	8,498
[4,5]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	9,985	7,827
[4,5]	Fannie Mae-Aces Series 2021-M1G	1.467%	11/25/30	2,575	2,050

16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2021-M3G	1.246%	1/25/31	12,050	9,421
[4,5]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/31	47,775	37,420
[4,5]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	16,650	12,970
[4,5]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	2,490	1,961
[4,5]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	2,200	1,693
[4,5]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	14,425	11,375
[4,5]	Fannie Mae-Aces Series 2022-M1	1.669%	10/25/31	16,650	13,009
[4,5]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	3,725	2,949
[4,5]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	5,400	4,219
[4,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	8,150	7,034
[4,5]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	8,375	6,680
[4,5]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	12,600	10,038
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	400	395
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	575	566
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	10	10
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,625	5,520
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	268	266
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,439
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	1,280	1,256
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,445	25,759
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	9,327
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	457	446
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	31,187
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	319	315
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	6,100	5,903
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	5,293	5,109
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	5,608
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	388	382
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,309
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	10,979
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	3,696
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,163
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	3,987
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,342
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,019
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	7,077
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	4,991
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	8,785
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	8,804
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	4,757
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	7,650
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	16,862
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	17,499
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	15,543
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	14,820
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	16,695
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	9,890	9,349
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	3,791
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	7,423
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	13,126
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	7,481
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	10,485
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,324

17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	6,679
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	9,881
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	6,719
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	27,754
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	12,232
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,046
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	23,010
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,590	2,520
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	9,882
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	15,912
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	22,198
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	14,421
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	25,847
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	13,456
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,105	1,071
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	10,574
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	12,168
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	9,494
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	9,063
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	2,932
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	9,754
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	16,815
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	11,609
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	11,412
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	9,715
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	16,369
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	10,406
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	14,688
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	13,650
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	11,176
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	17,803
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,600	3,871
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	14,879
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	12,506	10,238
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	7,585
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	3,968
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	7,928
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	1,700	1,362
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	8,598
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	10,964
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	10,676
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	14,176
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,018
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	9,901
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,302	1,086
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	6,310
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	592	500
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	6,270

18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	19,411
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	9,430
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	70
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	14,725
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	17,914
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	10,702
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,673	2,224
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	17,461
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	6,482
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	29,328
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	5,090
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	8,418
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	840	711
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	8,016
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	5,202
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	8,350	7,085
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	6,200	5,154
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	23,377	19,566
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	1,992	1,764
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	11,325	10,467
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,197
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	13,888
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	7,249
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,061
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	4,025
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	3,854
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	8,230
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	2,839
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	3,537
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	8,759
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,152
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	4,272	4,211
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,078	8,933
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	16,105	15,771
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	5,378	5,239
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	12,692	12,322
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	17,713	17,234
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	48,826
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	11,671	11,376
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,100	9,849
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,450	10,194
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	16,053
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,161	15,301
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	17,650
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,092
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	17,753
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	21,282
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	8,705

19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	5,785
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,695	4,073
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,445
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	8,325	7,284
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	7,500	6,551
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/55	1,800	1,570
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,065
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	11,189
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	3,788
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	9,168
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	20,892
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	8,505
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	9,930
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	6,896
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	12,913
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,112
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,026	16,614
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,883	2,371
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	8,205
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	11,465	8,694
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	5,691
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	7,595	7,339
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	6,658
[4]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,056	1,056
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	905	903
[4]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,000	992
[4]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	6,650	6,495
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	675	655
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,100	1,065
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	1,264	1,261
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	128	126
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	1,880	1,859
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,321
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	2,229	2,166
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,245
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	5,625	5,440
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,455
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	2,550	2,426
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	650	589
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	3,425	3,336
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	975	939
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	5,550	5,464
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	3,850	3,781
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	8,236
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	8,275	8,013
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,585	8,214
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,745	11,366
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	8,792
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	400	397
[4]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	840	825
[4]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	510	496
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	700	674
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	6,350	6,167
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,025	969
[4]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	9,425	9,073
[4]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	1,950	1,853
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	4,325	4,213
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,300	1,261
[4]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	425	412

20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	4,275	4,189
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	1,700	1,660
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,265	1,238
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	3,257	3,182
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,111
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	2,993	2,915
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	638
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	2,610	2,519
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,330	10,457
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	2,622	2,520
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	784
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	5,200	4,960
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,331
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,050	2,872
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,092
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,250	2,129
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	750	680
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,200	3,103
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	550	524
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	2,000	1,955
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,400	1,358
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	6,600	6,609
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,300	1,295
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	118	118
[4]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	161	160
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	6,450	6,376
[4]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	14,933
[4]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,674
[4]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,467
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,310
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,063
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.511%	9/10/47	1,175	1,105
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	859	841
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	7,178
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,247
[4]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,051
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,400	4,199
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	4,423
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	1,908	1,844
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,358
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,888	2,740
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	2,018	1,941
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,200
[4]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,505
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	6,474
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	712	653
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,264
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,651
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	5,357
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,086
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	8,287
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	538
[4]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	714
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	13,182
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,308
[4]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	12,650
[4]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	5,141
[4]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	4,471
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	5,496
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	12,280	10,490

21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	2,875	2,444
[4]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	4,808
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	4,994
[4]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,425
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,249
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	4,019
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	610
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	7,754	7,482
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,500	1,375
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,225	1,191
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	850	805
[4]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	752
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	836
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	3,355	3,249
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	1,901
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	6,138	5,922
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	3,400	3,239
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	686
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	4,700	4,461
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	850	778
[4]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,250	2,124
[4]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	875	808
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	3,590	3,510
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	650	628
[4]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	672	665
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	186	183
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	626	618
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	742
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	1,439	1,401
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	556
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	1,775	1,717
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	780
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	2,575	2,426
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,075	972
[4]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	4,675	4,441
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	8,900	8,919
[4]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,125	2,130
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	277	276
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,042	1,037
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	169	168
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	713	705
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	4,836
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,230
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.943%	12/15/46	1,250	1,229
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,704
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	1,982
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	2,695
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	8,424
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,070
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,427
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	2,689
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,982	1,966
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.052%	7/15/45	655	648
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	175	174
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	1,990	1,975
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	740	725
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	68	67
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	3,920	3,870
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	1,981

22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	227	225
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,251
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	761
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.883%	1/15/47	1,163	1,127
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	18,760	18,336
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	748
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.735%	2/15/47	935	901
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	300	292
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,900	1,854
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,471
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	260	255
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	922
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	550
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	5,660
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,484
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	2,828
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,646
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	45	43
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,466
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,587
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	6,567
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	1,807
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	12,181
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	1,769
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,725
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	1,802	1,750
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	557	541
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,048
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,282	1,250
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	2,760
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	1,639	1,599
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,429
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,727
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	901	874
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	13,000	12,399
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	2,320	2,243
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,372
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,491
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	1,719	1,664
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	10,225
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,091
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	8,145
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,520
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,147
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,805	12,752
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	8,376
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	707
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,393
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,137
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	731
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	2,306	2,169

23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	12,497
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	3,606
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	2,597
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,586
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	11,240
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,416
[4]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	10,789
[4]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,207
[4]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	480	476
[4]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	1,472	1,457
[4]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,425	1,389
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	2,750	2,672
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,175	1,112
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	377
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	3,650	3,467
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	543
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	142	141
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.070%	7/15/46	1,780	1,765
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.198%	8/15/46	990	975
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	3.824%	10/15/46	48	48
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,157
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.743%	11/15/46	1,100	1,079
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	2,235	2,193
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.869%	2/15/47	1,150	1,114
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	194	191
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	2,793
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.315%	6/15/47	1,150	1,095
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	967
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.431%	10/15/47	1,150	1,086
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	742	727
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,130
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	621	606
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	6,323
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	8,100	7,662
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	1,483	1,442
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	2,802
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,733
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	489	477
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	8,198
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	5,007
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	1,815	1,754
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	4,341
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	1,254	1,218
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,825	2,667
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,001	974
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,062
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	5,758	5,448
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	1,151	1,117
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	6,583
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	951	914
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,440
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	6,652

24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	8,560
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	7,735
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	2,790
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	6,019
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	3,437
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,275
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	4,842
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,036
[4]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,301
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,314
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,331
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	2,635
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	6,589
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	6,802
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	2,656
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	574	542
[4]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	6,221
[4]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,875	9,342
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	10,418
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,277
[4]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	4,966
[4]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,025	2,803
[4]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	6,174
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	7,316
[4]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	5,617
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	7,144
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,049
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	3,416
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	582
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	344
[4]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	6,815
[4]	Morgan Stanley Capital I Trust Series 2022-L8	3.795%	4/15/55	8,550	7,632
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	4,025	3,933
[4]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	850	814
[4]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,075	1,051
[4]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,650	1,610
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	497	492
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	578
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	5,640	5,402
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,395
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	2,775	2,637
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	1,725	1,586
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	3,425	3,383
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	850	831
[4]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	932
[4]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,005
[4]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	371	370
[4]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	520	516
[4]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	1,906	1,872
[4]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	554	552
[4]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,140	2,932
[4]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,150	2,068
[4]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,000	2,801
[4]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	4,875	4,767
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	2,550	2,428
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,100	1,024
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	3,425	3,326
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	1,700	1,627
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,000	2,898
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,125	2,038
[4]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,275	2,217
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,550	1,510
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	1,675	1,615
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	675	660
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	850	817
[4]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	5,417
[4]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	10,725	10,327

25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	4,040	3,929
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	141	139
[4]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	679	669
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	1,577	1,540
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	608
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	1,889	1,836
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,012
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	17,075	16,397
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	1,926
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	5,925	5,619
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,171
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	2,975	2,805
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	950	854
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	3,850	3,725
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	875	827
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	3,200	3,108
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	525	508
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	7,305
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,009
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	5,366
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,389
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	6,708
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	2,596
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,282	3,879
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	5,339
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,329
[4]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	3,607
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	5,253
[4]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	2,711
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	5,069	4,705
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,500	2,333
[4]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	2,996
[4]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	11,393
[4]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	7,768
[4]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,457
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	9,699
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,736
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,475	1,459
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	9,364
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,632
[4]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	9,681
[4]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	8,859
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	3,761
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,116
[4]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	4,181
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,434
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,452
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	3,212	3,195
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	700	694
[4]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	28,975	27,243
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	17,700	16,506
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	7,050	6,567
[4]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	9,800	9,486
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	5,925	5,725
[4]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	8,519	8,378
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	357	352
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	6,200	5,884
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	850	775
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	209	206
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	11,734
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	383
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	538	525
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	3,547
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	10,282
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	1,614	1,571
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	1,968

26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,405
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	7,325
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	974
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	1,747	1,705
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,188
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	886
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	2,863
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	2,718
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	442	430
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,293
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,752
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	754	731
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	1,898
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,663
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	21	21
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	850	836
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,419
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	4,762
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	1,754	1,693
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,711
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,512	7,186
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	8,017
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,061
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,187	1,148
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	3,936
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,359
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	2,675
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,025	1,858
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,319
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	2,732
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	2,282	2,184
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	5,974
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	954
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	455	416
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	15,123
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,077
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	6,596
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	3,511
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	3,576
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	5,458
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,415
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	9,332
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,346
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	9,263
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	14,244
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	11,511
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	1,952
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	7,759

27

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	12,260
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	9,960
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	16,282
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	4,898
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,675	9,937
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	5,528
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	7,765
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,393
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,197
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	7,158
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	4,347
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	8,735	7,393
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,297
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,585
[4]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	3,818
[4]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	215	214
[4]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	2,154	2,141
[4]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	421	417
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,725	1,689
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	47	47
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	632
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	164	163
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,520	1,503
[4]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,497
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	107	106
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	910
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	711
[4]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	698
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,125
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	364
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.838%	12/15/46	563	539
[4]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,312	1,292
[4]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.024%	3/15/46	375	369
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	107	105
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,419
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	454
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	192	189
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	981	954
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,120
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,178
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,373	1,326
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	2,894
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	7,282
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,131
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	709	697
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,111
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	764
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	787	762
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	1,995
[4]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	4,803
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	339	336
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,323
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,786
[4]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	949	942
[4]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,365
[4]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	859	840
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	401
[4]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	1,344	1,307
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	720
[4]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	1,841	1,771
[4]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	614
[4]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	4,015	3,850
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	4,225	4,040

28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,363
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	4,225	4,017
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,600	2,361
[4]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	4,275	4,069
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	425	391
[4]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	3,650	3,524
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,300	1,241
[4]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,125	2,056
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,075	1,030
[4]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	775	763
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	2,350	2,285
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	875	832
[4]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	163	162
[4]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,500	1,450
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,142,372)					5,503,772
Corporate Bonds (26.3%)
Communications (2.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,000	7,617
	Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,608
	Activision Blizzard Inc.	1.350%	9/15/30	3,800	2,968
	Activision Blizzard Inc.	4.500%	6/15/47	4,930	4,326
	Activision Blizzard Inc.	2.500%	9/15/50	16,100	9,938
	Alphabet Inc.	0.450%	8/15/25	9,500	8,560
	Alphabet Inc.	1.998%	8/15/26	7,675	7,059
	Alphabet Inc.	0.800%	8/15/27	12,295	10,549
	Alphabet Inc.	1.100%	8/15/30	20,600	16,174
	Alphabet Inc.	1.900%	8/15/40	15,000	9,943
	Alphabet Inc.	2.050%	8/15/50	26,687	15,834
	Alphabet Inc.	2.250%	8/15/60	18,000	10,230
	America Movil SAB de CV	3.625%	4/22/29	7,600	6,921
	America Movil SAB de CV	2.875%	5/7/30	6,200	5,313
	America Movil SAB de CV	4.700%	7/21/32	7,800	7,462
	America Movil SAB de CV	6.375%	3/1/35	8,615	9,187
	America Movil SAB de CV	6.125%	11/15/37	2,850	2,982
	America Movil SAB de CV	6.125%	3/30/40	19,236	19,880
	America Movil SAB de CV	4.375%	7/16/42	10,725	9,206
	America Movil SAB de CV	4.375%	4/22/49	22,780	19,460
	AT&T Inc.	0.900%	3/25/24	22,000	20,906
	AT&T Inc.	1.700%	3/25/26	30,900	27,889
	AT&T Inc.	3.800%	2/15/27	17,926	17,074
	AT&T Inc.	4.250%	3/1/27	11,658	11,348
	AT&T Inc.	2.300%	6/1/27	22,330	19,899
	AT&T Inc.	1.650%	2/1/28	37,901	32,066
[4]	AT&T Inc.	4.100%	2/15/28	15,722	14,968
	AT&T Inc.	4.350%	3/1/29	31,933	30,390
[4]	AT&T Inc.	4.300%	2/15/30	28,231	26,548
	AT&T Inc.	2.750%	6/1/31	30,160	25,043
	AT&T Inc.	2.250%	2/1/32	16,500	12,937
	AT&T Inc.	2.550%	12/1/33	37,320	28,699
	AT&T Inc.	4.500%	5/15/35	21,975	19,987
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.900%	8/15/37	15,625	14,389
	AT&T Inc.	4.850%	3/1/39	9,600	8,593
	AT&T Inc.	3.500%	6/1/41	20,600	15,374
	AT&T Inc.	4.300%	12/15/42	16,890	13,917
	AT&T Inc.	4.650%	6/1/44	14,105	11,883
	AT&T Inc.	4.350%	6/15/45	15,749	12,723
	AT&T Inc.	4.750%	5/15/46	35,443	30,245
[4]	AT&T Inc.	5.150%	11/15/46	6,241	5,628
	AT&T Inc.	4.500%	3/9/48	20,763	16,898
	AT&T Inc.	4.550%	3/9/49	17,065	13,974
	AT&T Inc.	3.650%	6/1/51	31,600	22,349
	AT&T Inc.	3.500%	9/15/53	70,396	47,895
	AT&T Inc.	3.550%	9/15/55	79,900	53,966
	AT&T Inc.	3.800%	12/1/57	61,534	42,648
	AT&T Inc.	3.650%	9/15/59	67,707	45,835
	AT&T Inc.	3.850%	6/1/60	15,844	11,060
	Baidu Inc.	3.875%	9/29/23	8,400	8,285
	Baidu Inc.	4.375%	5/14/24	17,300	17,015
	Baidu Inc.	3.075%	4/7/25	800	754
	Baidu Inc.	4.125%	6/30/25	100	96
	Baidu Inc.	1.720%	4/9/26	9,000	7,968
	Baidu Inc.	1.625%	2/23/27	2,033	1,739
	Baidu Inc.	3.625%	7/6/27	5,375	4,950
	Baidu Inc.	4.375%	3/29/28	4,025	3,797
	Baidu Inc.	4.875%	11/14/28	4,365	4,186
	Baidu Inc.	3.425%	4/7/30	3,436	2,985
	Baidu Inc.	2.375%	10/9/30	5,000	3,975
	Baidu Inc.	2.375%	8/23/31	7,400	5,772
[4]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,000	3,622
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	3,685
	Booking Holdings Inc.	3.650%	3/15/25	7,850	7,646
	Booking Holdings Inc.	3.600%	6/1/26	11,245	10,774
	Booking Holdings Inc.	3.550%	3/15/28	170	158
	Booking Holdings Inc.	4.625%	4/13/30	27,100	26,223
	British Telecommunications plc	5.125%	12/4/28	4,200	4,070
	British Telecommunications plc	9.625%	12/15/30	28,483	34,000
[4]	Charter Communications Operating LLC	4.500%	2/1/24	19,655	19,418
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	41,231
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	23,844
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	11,254
	Charter Communications Operating LLC	2.250%	1/15/29	13,000	10,449
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	14,966
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	10,617
	Charter Communications Operating LLC	2.300%	2/1/32	15,200	11,217
	Charter Communications Operating LLC	4.400%	4/1/33	9,700	8,313
	Charter Communications Operating LLC	6.384%	10/23/35	21,400	20,899
	Charter Communications Operating LLC	5.375%	4/1/38	8,925	7,499
	Charter Communications Operating LLC	3.500%	6/1/41	20,000	13,152
	Charter Communications Operating LLC	3.500%	3/1/42	14,375	9,288
	Charter Communications Operating LLC	6.484%	10/23/45	30,034	27,218
	Charter Communications Operating LLC	5.375%	5/1/47	23,009	18,130

29

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	5.750%	4/1/48	30,850	25,371
Charter Communications Operating LLC	5.125%	7/1/49	10,300	7,860
Charter Communications Operating LLC	4.800%	3/1/50	42,060	30,776
Charter Communications Operating LLC	3.700%	4/1/51	36,550	22,250
Charter Communications Operating LLC	3.900%	6/1/52	20,700	13,056
Charter Communications Operating LLC	5.250%	4/1/53	5,700	4,453
Charter Communications Operating LLC	6.834%	10/23/55	6,025	5,575
Charter Communications Operating LLC	3.850%	4/1/61	23,000	13,289
Charter Communications Operating LLC	4.400%	12/1/61	17,200	11,051
Charter Communications Operating LLC	3.950%	6/30/62	15,010	8,868
Charter Communications Operating LLC	5.500%	4/1/63	5,675	4,370
Comcast Corp.	3.700%	4/15/24	10,000	9,847
Comcast Corp.	3.375%	2/15/25	10,866	10,540
Comcast Corp.	3.375%	8/15/25	29,213	28,179
Comcast Corp.	3.950%	10/15/25	27,650	27,069
Comcast Corp.	3.150%	3/1/26	13,800	13,148
Comcast Corp.	2.350%	1/15/27	19,515	17,759
Comcast Corp.	3.300%	2/1/27	19,195	18,118
Comcast Corp.	3.300%	4/1/27	6,000	5,656
Comcast Corp.	3.150%	2/15/28	21,300	19,684
Comcast Corp.	3.550%	5/1/28	7,027	6,607
Comcast Corp.	4.150%	10/15/28	39,692	38,150
Comcast Corp.	2.650%	2/1/30	21,500	18,563
Comcast Corp.	3.400%	4/1/30	26,955	24,537
Comcast Corp.	4.250%	10/15/30	16,075	15,416
Comcast Corp.	1.950%	1/15/31	15,866	12,801
Comcast Corp.	1.500%	2/15/31	10,100	7,864
Comcast Corp.	5.500%	11/15/32	15,000	15,616
Comcast Corp.	4.250%	1/15/33	18,835	17,748
Comcast Corp.	7.050%	3/15/33	2,200	2,532
Comcast Corp.	4.200%	8/15/34	5,900	5,450
Comcast Corp.	5.650%	6/15/35	6,890	7,206
Comcast Corp.	4.400%	8/15/35	17,305	16,073
Comcast Corp.	6.500%	11/15/35	2,791	3,104
Comcast Corp.	3.200%	7/15/36	9,475	7,682
Comcast Corp.	6.450%	3/15/37	8,723	9,579
Comcast Corp.	3.900%	3/1/38	11,000	9,537
Comcast Corp.	4.600%	10/15/38	31,065	28,696
Comcast Corp.	3.250%	11/1/39	16,000	12,489
Comcast Corp.	3.750%	4/1/40	20,050	16,554
Comcast Corp.	4.650%	7/15/42	16,000	14,448
Comcast Corp.	4.600%	8/15/45	14,092	12,433
Comcast Corp.	3.400%	7/15/46	14,423	10,574
Comcast Corp.	4.000%	8/15/47	12,675	10,177
Comcast Corp.	3.969%	11/1/47	25,986	20,848
Comcast Corp.	4.000%	3/1/48	10,725	8,636
Comcast Corp.	4.700%	10/15/48	12,286	11,063
Comcast Corp.	3.999%	11/1/49	21,111	16,816
Comcast Corp.	3.450%	2/1/50	15,950	11,634
Comcast Corp.	2.800%	1/15/51	17,225	10,976
Comcast Corp.	2.887%	11/1/51	47,234	30,568
Comcast Corp.	2.450%	8/15/52	14,475	8,557
Comcast Corp.	4.049%	11/1/52	20,932	16,841
Comcast Corp.	2.937%	11/1/56	60,887	38,190
Comcast Corp.	4.950%	10/15/58	11,739	10,717
Comcast Corp.	2.650%	8/15/62	9,925	5,662
Comcast Corp.	2.987%	11/1/63	37,622	22,907
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	56,230
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,249
Discovery Communications LLC	3.800%	3/13/24	3,765	3,678
Discovery Communications LLC	3.900%	11/15/24	5,525	5,347
Discovery Communications LLC	3.450%	3/15/25	7,161	6,807
Discovery Communications LLC	3.950%	6/15/25	4,768	4,548
Discovery Communications LLC	4.900%	3/11/26	9,000	8,726
Discovery Communications LLC	3.950%	3/20/28	28,714	25,482
Discovery Communications LLC	4.125%	5/15/29	9,900	8,585
Discovery Communications LLC	3.625%	5/15/30	8,650	7,139
Discovery Communications LLC	5.000%	9/20/37	5,350	4,313
Discovery Communications LLC	6.350%	6/1/40	8,215	7,458
Discovery Communications LLC	4.875%	4/1/43	11,665	8,651
Discovery Communications LLC	5.200%	9/20/47	4,854	3,627
Discovery Communications LLC	5.300%	5/15/49	8,485	6,431
Discovery Communications LLC	4.650%	5/15/50	10,535	7,244
Discovery Communications LLC	4.000%	9/15/55	14,685	8,847
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,079
Electronic Arts Inc.	1.850%	2/15/31	8,500	6,688
Electronic Arts Inc.	2.950%	2/15/51	8,500	5,528
Expedia Group Inc.	5.000%	2/15/26	8,955	8,840
Expedia Group Inc.	4.625%	8/1/27	7,000	6,719
Expedia Group Inc.	3.800%	2/15/28	7,958	7,306
Expedia Group Inc.	3.250%	2/15/30	14,355	12,183
Expedia Group Inc.	2.950%	3/15/31	6,642	5,348
FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,821
Fox Corp.	4.030%	1/25/24	15,984	15,793
Fox Corp.	3.050%	4/7/25	21,105	20,196
Fox Corp.	4.709%	1/25/29	21,325	20,641
Fox Corp.	3.500%	4/8/30	6,648	5,879
Fox Corp.	5.476%	1/25/39	15,500	14,092
Fox Corp.	5.576%	1/25/49	16,820	15,078
Grupo Televisa SAB	4.625%	1/30/26	5,420	5,305
Grupo Televisa SAB	8.500%	3/11/32	275	323
Grupo Televisa SAB	6.625%	1/15/40	4,845	4,993
Grupo Televisa SAB	5.000%	5/13/45	22,660	19,414
Grupo Televisa SAB	6.125%	1/31/46	4,800	4,786
Grupo Televisa SAB	5.250%	5/24/49	7,000	6,201
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	4,574
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,733
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	4,998
Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	4,980
Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	3,524
Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	3,947
Koninklijke KPN NV	8.375%	10/1/30	5,000	5,596
Meta Platforms Inc.	3.500%	8/15/27	10,000	9,320
Meta Platforms Inc.	3.850%	8/15/32	10,000	8,799
Meta Platforms Inc.	4.450%	8/15/52	20,000	15,893
Meta Platforms Inc.	4.650%	8/15/62	12,000	9,628
NBCUniversal Media LLC	4.450%	1/15/43	12,500	10,965
Omnicom Group Inc.	3.650%	11/1/24	12,375	12,118
Omnicom Group Inc.	3.600%	4/15/26	14,726	14,140
Omnicom Group Inc.	2.450%	4/30/30	9,663	7,978
Omnicom Group Inc.	4.200%	6/1/30	4,900	4,559
Omnicom Group Inc.	2.600%	8/1/31	8,000	6,541
Orange SA	9.000%	3/1/31	26,215	32,068
Orange SA	5.375%	1/13/42	11,690	11,322
Orange SA	5.500%	2/6/44	9,815	9,668
Paramount Global	4.750%	5/15/25	14,062	13,838
Paramount Global	4.000%	1/15/26	7,225	6,931
Paramount Global	2.900%	1/15/27	17,869	16,040
Paramount Global	3.375%	2/15/28	4,150	3,681
Paramount Global	3.700%	6/1/28	11,019	9,830
Paramount Global	4.200%	6/1/29	4,000	3,557
Paramount Global	4.950%	1/15/31	20,150	17,972

30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.200%	5/19/32	12,670	10,359
	Paramount Global	5.500%	5/15/33	5,200	4,679
	Paramount Global	6.875%	4/30/36	10,910	10,589
	Paramount Global	5.900%	10/15/40	3,375	2,948
	Paramount Global	4.850%	7/1/42	10,293	7,627
	Paramount Global	4.375%	3/15/43	16,940	11,705
	Paramount Global	5.850%	9/1/43	15,499	12,865
	Paramount Global	5.250%	4/1/44	800	616
	Paramount Global	4.900%	8/15/44	10,115	7,380
	Paramount Global	4.600%	1/15/45	1,400	983
	Paramount Global	4.950%	5/19/50	10,000	7,301
[7]	Rogers Communications Inc.	2.950%	3/15/25	10,000	9,536
	Rogers Communications Inc.	3.625%	12/15/25	6,435	6,158
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,370
[7]	Rogers Communications Inc.	3.200%	3/15/27	11,000	10,176
[7]	Rogers Communications Inc.	3.800%	3/15/32	21,100	18,210
	Rogers Communications Inc.	7.500%	8/15/38	300	333
[7]	Rogers Communications Inc.	4.500%	3/15/42	16,100	13,077
	Rogers Communications Inc.	4.500%	3/15/43	7,615	6,068
	Rogers Communications Inc.	5.450%	10/1/43	4,000	3,571
	Rogers Communications Inc.	5.000%	3/15/44	5,000	4,258
	Rogers Communications Inc.	4.300%	2/15/48	7,850	5,923
	Rogers Communications Inc.	4.350%	5/1/49	11,050	8,389
	Rogers Communications Inc.	3.700%	11/15/49	6,151	4,188
[7]	Rogers Communications Inc.	4.550%	3/15/52	15,900	12,402
	Take-Two Interactive Software Inc.	3.300%	3/28/24	6,000	5,856
	Take-Two Interactive Software Inc.	3.550%	4/14/25	4,000	3,852
	Take-Two Interactive Software Inc.	3.700%	4/14/27	4,000	3,765
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,540	3,131
	TCI Communications Inc.	7.875%	2/15/26	4,775	5,171
	TCI Communications Inc.	7.125%	2/15/28	725	792
	Telefonica Emisiones SA	4.103%	3/8/27	15,575	14,762
	Telefonica Emisiones SA	7.045%	6/20/36	20,699	21,383
	Telefonica Emisiones SA	4.665%	3/6/38	12,770	10,138
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	19,764
	Telefonica Emisiones SA	4.895%	3/6/48	21,481	16,572
	Telefonica Emisiones SA	5.520%	3/1/49	19,095	15,964
	Telefonica Europe BV	8.250%	9/15/30	8,362	9,333
	TELUS Corp.	2.800%	2/16/27	8,525	7,877
	TELUS Corp.	3.400%	5/13/32	5,700	4,851
	TELUS Corp.	4.300%	6/15/49	5,995	4,912
	Tencent Music Entertainment Group	2.000%	9/3/30	3,630	2,749
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,038
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	2,916
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	3,981
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	2,517
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	6,275	7,003
	Time Warner Cable LLC	6.550%	5/1/37	20,905	19,824
	Time Warner Cable LLC	7.300%	7/1/38	16,248	16,239
	Time Warner Cable LLC	6.750%	6/15/39	18,117	17,257
	Time Warner Cable LLC	5.875%	11/15/40	15,510	13,501
	Time Warner Cable LLC	5.500%	9/1/41	17,070	14,257
	Time Warner Cable LLC	4.500%	9/15/42	14,785	10,867
	T-Mobile USA Inc.	3.500%	4/15/25	30,500	29,362
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,026
	T-Mobile USA Inc.	2.250%	2/15/26	939	855
	T-Mobile USA Inc.	2.625%	4/15/26	5,717	5,236
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	50,204
	T-Mobile USA Inc.	5.375%	4/15/27	3,811	3,842
	T-Mobile USA Inc.	4.750%	2/1/28	12,640	12,315
	T-Mobile USA Inc.	2.050%	2/15/28	20,456	17,598
	T-Mobile USA Inc.	2.625%	2/15/29	7,655	6,497
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.400%	3/15/29	3,000	2,530
	T-Mobile USA Inc.	3.375%	4/15/29	12,145	10,701
	T-Mobile USA Inc.	3.875%	4/15/30	68,215	61,920
	T-Mobile USA Inc.	2.550%	2/15/31	29,278	23,859
	T-Mobile USA Inc.	2.875%	2/15/31	10,328	8,527
	T-Mobile USA Inc.	3.500%	4/15/31	23,035	19,950
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	7,864
	T-Mobile USA Inc.	2.700%	3/15/32	10,500	8,498
	T-Mobile USA Inc.	5.200%	1/15/33	7,712	7,636
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	27,671
	T-Mobile USA Inc.	3.000%	2/15/41	29,210	20,621
	T-Mobile USA Inc.	4.500%	4/15/50	30,880	25,498
	T-Mobile USA Inc.	3.300%	2/15/51	32,337	21,554
	T-Mobile USA Inc.	3.400%	10/15/52	30,655	20,818
	T-Mobile USA Inc.	5.650%	1/15/53	3,161	3,075
	T-Mobile USA Inc.	3.600%	11/15/60	22,900	15,066
	T-Mobile USA Inc.	5.800%	9/15/62	3,915	3,814
[4]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	5,561
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	14,805
[4]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	18,742
[4]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	233
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	5,223	5,901
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	3,820
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	10,077
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	6,633
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,000	5,184
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,106
	VeriSign Inc.	2.700%	6/15/31	6,000	4,909
	Verizon Communications Inc.	3.376%	2/15/25	13,000	12,602
	Verizon Communications Inc.	0.850%	11/20/25	18,525	16,546
	Verizon Communications Inc.	1.450%	3/20/26	19,500	17,527
	Verizon Communications Inc.	2.625%	8/15/26	15,525	14,341
	Verizon Communications Inc.	4.125%	3/16/27	26,725	26,031
	Verizon Communications Inc.	3.000%	3/22/27	15,821	14,712
	Verizon Communications Inc.	2.100%	3/22/28	48,200	41,813
	Verizon Communications Inc.	4.329%	9/21/28	47,971	46,176
	Verizon Communications Inc.	4.016%	12/3/29	41,471	38,811
	Verizon Communications Inc.	3.150%	3/22/30	37,595	33,121
	Verizon Communications Inc.	1.500%	9/18/30	7,500	5,835
	Verizon Communications Inc.	1.680%	10/30/30	16,168	12,566
	Verizon Communications Inc.	1.750%	1/20/31	22,075	17,099
	Verizon Communications Inc.	2.550%	3/21/31	45,000	37,035
	Verizon Communications Inc.	2.355%	3/15/32	42,350	33,585
	Verizon Communications Inc.	4.500%	8/10/33	36,244	33,969
	Verizon Communications Inc.	4.400%	11/1/34	32,782	30,139
	Verizon Communications Inc.	4.272%	1/15/36	19,971	17,849
	Verizon Communications Inc.	5.250%	3/16/37	28,230	27,848
	Verizon Communications Inc.	4.812%	3/15/39	17,935	16,497
	Verizon Communications Inc.	2.650%	11/20/40	34,500	23,288
	Verizon Communications Inc.	3.400%	3/22/41	41,825	31,497
	Verizon Communications Inc.	2.850%	9/3/41	10,600	7,336
	Verizon Communications Inc.	4.750%	11/1/41	6,200	5,653
	Verizon Communications Inc.	4.125%	8/15/46	14,730	11,848
	Verizon Communications Inc.	4.862%	8/21/46	24,004	21,743
	Verizon Communications Inc.	4.522%	9/15/48	41,867	35,818
	Verizon Communications Inc.	4.000%	3/22/50	13,350	10,467
	Verizon Communications Inc.	2.875%	11/20/50	28,400	17,912
	Verizon Communications Inc.	3.550%	3/22/51	46,500	33,287
	Verizon Communications Inc.	2.987%	10/30/56	51,505	31,609
	Verizon Communications Inc.	3.000%	11/20/60	21,000	12,581
	Verizon Communications Inc.	3.700%	3/22/61	50,300	35,257
	Vodafone Group plc	3.750%	1/16/24	16,625	16,416
	Vodafone Group plc	4.125%	5/30/25	16,425	16,167
	Vodafone Group plc	7.875%	2/15/30	1,163	1,309
	Vodafone Group plc	6.250%	11/30/32	4,145	4,332
	Vodafone Group plc	6.150%	2/27/37	8,636	8,739
	Vodafone Group plc	5.000%	5/30/38	19,219	17,660

31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	4.375%	2/19/43	8,255	6,587
	Vodafone Group plc	5.250%	5/30/48	28,504	25,311
	Vodafone Group plc	4.875%	6/19/49	18,749	15,774
	Vodafone Group plc	4.250%	9/17/50	22,915	17,702
	Vodafone Group plc	5.125%	6/19/59	5,750	4,921
	Walt Disney Co.	1.750%	8/30/24	16,120	15,352
	Walt Disney Co.	3.700%	9/15/24	10,326	10,114
	Walt Disney Co.	3.350%	3/24/25	18,990	18,395
	Walt Disney Co.	3.700%	10/15/25	8,810	8,550
	Walt Disney Co.	1.750%	1/13/26	19,250	17,636
	Walt Disney Co.	3.375%	11/15/26	11,225	10,615
	Walt Disney Co.	3.700%	3/23/27	12,000	11,539
	Walt Disney Co.	2.200%	1/13/28	15,400	13,725
	Walt Disney Co.	2.000%	9/1/29	20,517	17,224
	Walt Disney Co.	3.800%	3/22/30	9,585	8,921
	Walt Disney Co.	2.650%	1/13/31	22,775	19,459
	Walt Disney Co.	6.550%	3/15/33	2,415	2,667
	Walt Disney Co.	6.200%	12/15/34	9,795	10,679
	Walt Disney Co.	6.400%	12/15/35	13,125	14,359
	Walt Disney Co.	6.150%	3/1/37	14,708	15,804
	Walt Disney Co.	6.650%	11/15/37	6,876	7,740
	Walt Disney Co.	4.625%	3/23/40	7,010	6,553
	Walt Disney Co.	3.500%	5/13/40	16,033	12,930
	Walt Disney Co.	5.400%	10/1/43	6,633	6,652
	Walt Disney Co.	4.750%	9/15/44	12,795	11,771
	Walt Disney Co.	4.950%	10/15/45	2,050	1,926
	Walt Disney Co.	4.750%	11/15/46	6,268	5,736
	Walt Disney Co.	2.750%	9/1/49	20,900	13,851
	Walt Disney Co.	4.700%	3/23/50	12,145	11,209
	Walt Disney Co.	3.600%	1/13/51	35,761	27,422
	Walt Disney Co.	3.800%	5/13/60	10,783	8,285
[7]	Warnermedia Holdings Inc.	3.428%	3/15/24	18,800	18,247
[7]	Warnermedia Holdings Inc.	3.528%	3/15/24	5,550	5,378
[7]	Warnermedia Holdings Inc.	3.638%	3/15/25	18,000	17,121
[7]	Warnermedia Holdings Inc.	3.788%	3/15/25	12,000	11,473
[7]	Warnermedia Holdings Inc.	3.755%	3/15/27	42,000	37,907
[7]	Warnermedia Holdings Inc.	4.054%	3/15/29	16,090	13,945
[7]	Warnermedia Holdings Inc.	4.279%	3/15/32	62,000	51,120
[7]	Warnermedia Holdings Inc.	5.050%	3/15/42	47,000	36,143
[7]	Warnermedia Holdings Inc.	5.141%	3/15/52	87,500	64,250
[7]	Warnermedia Holdings Inc.	5.391%	3/15/62	36,100	26,445
	Weibo Corp.	3.500%	7/5/24	8,375	8,117
	Weibo Corp.	3.375%	7/8/30	8,565	6,575
	WPP Finance 2010	3.750%	9/19/24	8,615	8,344
					5,162,474
Consumer Discretionary (1.6%)
	Advance Auto Parts Inc.	3.900%	4/15/30	11,800	10,368
	Advance Auto Parts Inc.	3.500%	3/15/32	3,524	2,881
	Alibaba Group Holding Ltd.	3.600%	11/28/24	22,485	21,734
	Alibaba Group Holding Ltd.	3.400%	12/6/27	34,610	31,901
	Alibaba Group Holding Ltd.	2.125%	2/9/31	12,678	10,075
	Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	5,107
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	8,765
	Alibaba Group Holding Ltd.	2.700%	2/9/41	12,140	7,808
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,225	14,764
	Alibaba Group Holding Ltd.	3.150%	2/9/51	16,144	10,098
	Alibaba Group Holding Ltd.	4.400%	12/6/57	10,575	8,131
	Alibaba Group Holding Ltd.	3.250%	2/9/61	10,254	6,170
	Amazon.com Inc.	2.730%	4/13/24	11,050	10,770
	Amazon.com Inc.	0.450%	5/12/24	26,580	25,074
	Amazon.com Inc.	2.800%	8/22/24	5,000	4,844
	Amazon.com Inc.	4.700%	11/29/24	10,000	9,996
	Amazon.com Inc.	3.800%	12/5/24	5,049	4,969
	Amazon.com Inc.	3.000%	4/13/25	11,000	10,626
	Amazon.com Inc.	0.800%	6/3/25	10,160	9,286
	Amazon.com Inc.	4.600%	12/1/25	15,945	15,925
	Amazon.com Inc.	5.200%	12/3/25	11,460	11,671
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	1.000%	5/12/26	24,000	21,274
	Amazon.com Inc.	3.300%	4/13/27	16,585	15,752
	Amazon.com Inc.	1.200%	6/3/27	24,193	20,968
	Amazon.com Inc.	3.150%	8/22/27	35,883	33,784
	Amazon.com Inc.	4.550%	12/1/27	15,000	14,957
	Amazon.com Inc.	1.650%	5/12/28	19,000	16,351
	Amazon.com Inc.	3.450%	4/13/29	25,000	23,395
	Amazon.com Inc.	4.650%	12/1/29	12,915	12,817
	Amazon.com Inc.	2.100%	5/12/31	32,500	26,599
	Amazon.com Inc.	3.600%	4/13/32	15,785	14,479
	Amazon.com Inc.	4.700%	12/1/32	26,240	26,069
	Amazon.com Inc.	4.800%	12/5/34	11,870	11,873
	Amazon.com Inc.	3.875%	8/22/37	53,621	47,560
	Amazon.com Inc.	2.875%	5/12/41	29,000	21,657
	Amazon.com Inc.	4.950%	12/5/44	6,636	6,555
	Amazon.com Inc.	4.050%	8/22/47	31,830	27,518
	Amazon.com Inc.	2.500%	6/3/50	29,200	18,528
	Amazon.com Inc.	3.100%	5/12/51	28,540	20,451
	Amazon.com Inc.	3.950%	4/13/52	29,720	24,898
	Amazon.com Inc.	4.250%	8/22/57	13,925	12,077
	Amazon.com Inc.	2.700%	6/3/60	23,550	14,334
	Amazon.com Inc.	3.250%	5/12/61	19,750	13,735
	Amazon.com Inc.	4.100%	4/13/62	13,390	11,068
[4]	American Honda Finance Corp.	2.900%	2/16/24	6,400	6,249
[4]	American Honda Finance Corp.	2.400%	6/27/24	4,300	4,144
[4]	American Honda Finance Corp.	0.550%	7/12/24	10,000	9,351
[4]	American Honda Finance Corp.	2.150%	9/10/24	6,000	5,727
[4]	American Honda Finance Corp.	1.200%	7/8/25	5,000	4,573
[4]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,423
[4]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,383
[4]	American Honda Finance Corp.	2.350%	1/8/27	4,300	3,908
[4]	American Honda Finance Corp.	2.000%	3/24/28	7,700	6,652
[4]	American Honda Finance Corp.	2.250%	1/12/29	2,650	2,279
[4]	American Honda Finance Corp.	1.800%	1/13/31	11,400	9,049
[4]	American University	3.672%	4/1/49	4,830	3,738
	Aptiv plc	4.350%	3/15/29	1,400	1,316
	Aptiv plc	3.250%	3/1/32	7,315	6,008
	Aptiv plc	4.400%	10/1/46	4,825	3,649
	Aptiv plc	5.400%	3/15/49	3,890	3,348
	Aptiv plc	3.100%	12/1/51	14,080	8,346
	Aptiv plc	4.150%	5/1/52	4,775	3,458
	AutoNation Inc.	3.500%	11/15/24	7,300	6,996
	AutoNation Inc.	4.500%	10/1/25	9,905	9,616
	AutoNation Inc.	3.800%	11/15/27	6,075	5,520
	AutoNation Inc.	2.400%	8/1/31	2,900	2,083
	AutoNation Inc.	3.850%	3/1/32	15,000	11,989
	AutoZone Inc.	3.125%	4/18/24	3,950	3,847
	AutoZone Inc.	3.250%	4/15/25	8,519	8,184
	AutoZone Inc.	3.625%	4/15/25	9,220	8,935
	AutoZone Inc.	3.125%	4/21/26	5,200	4,909
	AutoZone Inc.	3.750%	6/1/27	5,600	5,344
	AutoZone Inc.	3.750%	4/18/29	9,657	8,943
	AutoZone Inc.	4.000%	4/15/30	15,250	14,121
	AutoZone Inc.	1.650%	1/15/31	10,138	7,847
	AutoZone Inc.	4.750%	8/1/32	12,000	11,657
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	8,672
	BorgWarner Inc.	3.375%	3/15/25	2,788	2,669
	BorgWarner Inc.	2.650%	7/1/27	1,000	891
	BorgWarner Inc.	4.375%	3/15/45	4,115	3,176
[4]	Brown University	2.924%	9/1/50	4,700	3,321
	Brunswick Corp.	0.850%	8/18/24	3,500	3,234
	Brunswick Corp.	2.400%	8/18/31	9,580	7,037
	Brunswick Corp.	4.400%	9/15/32	4,875	4,108
	Brunswick Corp.	5.100%	4/1/52	4,375	3,163
[4]	California Endowment	2.498%	4/1/51	1,675	1,037
	California Institute of Technology	4.321%	8/1/45	1,606	1,399
	California Institute of Technology	4.700%	11/1/11	5,575	4,623

32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Institute of Technology	3.650%	9/1/19	5,204	3,325
[4]	Case Western Reserve University	5.405%	6/1/22	2,000	1,858
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,254
	Claremont Mckenna College	3.775%	1/1/22	3,475	2,213
	Cleveland Clinic Foundation	4.858%	1/1/14	4,115	3,534
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,067
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	2,973
	Dick's Sporting Goods Inc.	3.150%	1/15/32	7,200	5,646
	Dick's Sporting Goods Inc.	4.100%	1/15/52	10,000	6,512
	DR Horton Inc.	2.500%	10/15/24	5,030	4,786
	DR Horton Inc.	2.600%	10/15/25	4,410	4,102
	DR Horton Inc.	1.400%	10/15/27	2,000	1,666
[4]	Duke University	2.682%	10/1/44	5,500	3,979
[4]	Duke University	2.757%	10/1/50	1,050	701
[4]	Duke University	2.832%	10/1/55	10,675	7,191
	eBay Inc.	3.450%	8/1/24	2,502	2,436
	eBay Inc.	1.900%	3/11/25	15,879	14,865
	eBay Inc.	5.900%	11/22/25	5,000	5,113
	eBay Inc.	1.400%	5/10/26	7,900	7,011
	eBay Inc.	3.600%	6/5/27	10,250	9,684
	eBay Inc.	2.700%	3/11/30	25,295	21,516
	eBay Inc.	2.600%	5/10/31	7,900	6,499
	eBay Inc.	6.300%	11/22/32	5,000	5,199
	eBay Inc.	4.000%	7/15/42	7,336	5,820
	eBay Inc.	3.650%	5/10/51	10,325	7,445
[4]	Emory University	2.143%	9/1/30	6,300	5,188
[4]	Emory University	2.969%	9/1/50	4,300	2,890
[4]	Ford Foundation	2.415%	6/1/50	2,745	1,736
[4]	Ford Foundation	2.815%	6/1/70	8,638	5,115
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,350	4,229
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,802	5,026
	Fortune Brands Innovations Inc.	4.000%	3/25/32	4,750	4,123
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,750	3,572
	General Motors Co.	4.000%	4/1/25	11,564	11,295
	General Motors Co.	6.125%	10/1/25	32,763	33,400
	General Motors Co.	4.200%	10/1/27	6,794	6,397
	General Motors Co.	6.800%	10/1/27	10,888	11,306
	General Motors Co.	5.000%	10/1/28	20,371	19,585
	General Motors Co.	5.400%	10/15/29	5,705	5,456
	General Motors Co.	5.600%	10/15/32	16,000	14,921
	General Motors Co.	5.000%	4/1/35	7,731	6,653
	General Motors Co.	6.600%	4/1/36	13,936	13,667
	General Motors Co.	5.150%	4/1/38	11,779	10,201
	General Motors Co.	6.250%	10/2/43	20,970	19,431
	General Motors Co.	5.200%	4/1/45	13,396	10,953
	General Motors Co.	6.750%	4/1/46	19,747	19,122
	General Motors Co.	5.400%	4/1/48	7,275	5,984
	General Motors Co.	5.950%	4/1/49	6,133	5,356
	General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	12,335
	General Motors Financial Co. Inc.	1.050%	3/8/24	8,800	8,357
	General Motors Financial Co. Inc.	3.950%	4/13/24	3,903	3,826
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	16,459
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	9,008
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	12,540
	General Motors Financial Co. Inc.	3.800%	4/7/25	10,500	10,143
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,324
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,010
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	268
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	8,816
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	9,390
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	7,517
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	26,480
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	17,174
	General Motors Financial Co. Inc.	5.000%	4/9/27	9,134	8,855
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	6,986
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	6,593
	General Motors Financial Co. Inc.	2.400%	4/10/28	10,000	8,439
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,000
	General Motors Financial Co. Inc.	4.300%	4/6/29	18,130	16,275
	General Motors Financial Co. Inc.	3.600%	6/21/30	7,300	6,138
	General Motors Financial Co. Inc.	2.350%	1/8/31	4,900	3,701
	General Motors Financial Co. Inc.	2.700%	6/10/31	24,885	19,135
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,000	3,927
	Genuine Parts Co.	1.750%	2/1/25	1,500	1,402
	Genuine Parts Co.	1.875%	11/1/30	6,000	4,607
[4]	George Washington University	4.300%	9/15/44	3,944	3,331
	George Washington University	4.868%	9/15/45	1,742	1,598
[4]	George Washington University	4.126%	9/15/48	11,456	9,585
[4]	Georgetown University	4.315%	4/1/49	4,837	4,016
[4]	Georgetown University	2.943%	4/1/50	3,260	2,092
[4]	Georgetown University	5.215%	10/1/18	2,694	2,358
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	3,804
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	5,860
	Hasbro Inc.	3.550%	11/19/26	5,000	4,691
	Hasbro Inc.	3.900%	11/19/29	9,500	8,445
	Hasbro Inc.	6.350%	3/15/40	4,625	4,511
	Hasbro Inc.	5.100%	5/15/44	5,413	4,602
	Home Depot Inc.	3.750%	2/15/24	12,134	12,013
	Home Depot Inc.	2.700%	4/15/25	3,000	2,875
	Home Depot Inc.	3.000%	4/1/26	17,400	16,559
	Home Depot Inc.	2.125%	9/15/26	18,853	17,263
	Home Depot Inc.	2.500%	4/15/27	24,813	22,823
	Home Depot Inc.	2.800%	9/14/27	5,480	5,083
	Home Depot Inc.	0.900%	3/15/28	5,000	4,148
	Home Depot Inc.	1.500%	9/15/28	4,000	3,399
	Home Depot Inc.	2.950%	6/15/29	15,455	13,985
	Home Depot Inc.	2.700%	4/15/30	47,495	41,467
	Home Depot Inc.	1.375%	3/15/31	12,200	9,449
	Home Depot Inc.	1.875%	9/15/31	15,900	12,715
	Home Depot Inc.	3.250%	4/15/32	15,000	13,334
	Home Depot Inc.	4.500%	9/15/32	10,000	9,799
	Home Depot Inc.	5.875%	12/16/36	24,531	26,248
	Home Depot Inc.	3.300%	4/15/40	23,650	18,870
	Home Depot Inc.	5.950%	4/1/41	6,215	6,737
	Home Depot Inc.	4.200%	4/1/43	15,212	13,319
	Home Depot Inc.	4.875%	2/15/44	936	898
	Home Depot Inc.	4.400%	3/15/45	4,575	4,087
	Home Depot Inc.	4.250%	4/1/46	6,580	5,729
	Home Depot Inc.	3.900%	6/15/47	13,805	11,409
	Home Depot Inc.	4.500%	12/6/48	8,173	7,484
	Home Depot Inc.	3.125%	12/15/49	31,580	22,557
	Home Depot Inc.	3.350%	4/15/50	25,762	19,197
	Home Depot Inc.	2.375%	3/15/51	9,550	5,779
	Home Depot Inc.	2.750%	9/15/51	18,630	12,335
	Home Depot Inc.	3.625%	4/15/52	19,000	14,850
	Home Depot Inc.	4.950%	9/15/52	10,000	9,662
	Home Depot Inc.	3.500%	9/15/56	8,195	6,133
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,746
	Honda Motor Co. Ltd.	2.967%	3/10/32	12,000	10,303
[4]	Howard University	5.209%	10/1/52	3,100	2,445
	Hyatt Hotels Corp.	1.800%	10/1/24	2,000	1,874
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	3,562
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	6,255
	Hyatt Hotels Corp.	6.000%	4/23/30	7,200	7,011
	JD.com Inc.	3.875%	4/29/26	10,884	10,341
	JD.com Inc.	3.375%	1/14/30	3,300	2,890
	JD.com Inc.	4.125%	1/14/50	3,250	2,389
[4]	Johns Hopkins University	4.705%	7/1/32	7,000	6,962
[4]	Johns Hopkins University	4.083%	7/1/53	5,300	4,440
[4]	Johns Hopkins University	2.813%	1/1/60	325	204
	Kohl's Corp.	3.625%	5/1/31	3,279	2,302
	Lear Corp.	3.800%	9/15/27	3,256	3,032
	Lear Corp.	4.250%	5/15/29	6,850	6,168
	Lear Corp.	3.500%	5/30/30	3,800	3,210

33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lear Corp.	2.600%	1/15/32	4,650	3,499
	Lear Corp.	5.250%	5/15/49	2,890	2,380
	Lear Corp.	3.550%	1/15/52	4,650	2,805
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,613
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	11,454
	Leggett & Platt Inc.	3.500%	11/15/51	8,925	6,227
	Leland Stanford Junior University	1.289%	6/1/27	1,075	931
	Leland Stanford Junior University	3.647%	5/1/48	11,840	9,834
	Leland Stanford Junior University	2.413%	6/1/50	4,795	3,044
	Lennar Corp.	4.500%	4/30/24	19,805	19,541
	Lennar Corp.	4.750%	5/30/25	4,700	4,657
	Lennar Corp.	5.250%	6/1/26	11,888	11,897
	Lennar Corp.	4.750%	11/29/27	15,000	14,423
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	2,859
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	8,526
	Lowe's Cos. Inc.	4.400%	9/8/25	2,300	2,269
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	13,671
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	18,127
	Lowe's Cos. Inc.	3.350%	4/1/27	5,250	4,932
	Lowe's Cos. Inc.	3.100%	5/3/27	7,618	7,099
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	7,246
	Lowe's Cos. Inc.	1.700%	9/15/28	7,730	6,493
	Lowe's Cos. Inc.	6.500%	3/15/29	267	287
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	21,936
	Lowe's Cos. Inc.	4.500%	4/15/30	5,255	5,036
	Lowe's Cos. Inc.	1.700%	10/15/30	10,000	7,811
	Lowe's Cos. Inc.	2.625%	4/1/31	26,500	21,955
	Lowe's Cos. Inc.	3.750%	4/1/32	27,250	24,286
	Lowe's Cos. Inc.	5.000%	4/15/33	10,000	9,785
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	6,271
	Lowe's Cos. Inc.	2.800%	9/15/41	18,000	12,253
	Lowe's Cos. Inc.	4.250%	9/15/44	541	424
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	7,451
	Lowe's Cos. Inc.	4.050%	5/3/47	14,622	11,481
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	7,955
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	3,647
	Lowe's Cos. Inc.	3.000%	10/15/50	8,468	5,430
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	3,503
	Lowe's Cos. Inc.	4.250%	4/1/52	26,045	20,859
	Lowe's Cos. Inc.	5.625%	4/15/53	15,000	14,457
	Lowe's Cos. Inc.	4.450%	4/1/62	16,750	13,115
	Lowe's Cos. Inc.	5.800%	9/15/62	9,000	8,678
	Magna International Inc.	3.625%	6/15/24	9,445	9,235
	Magna International Inc.	4.150%	10/1/25	2,775	2,707
	Magna International Inc.	2.450%	6/15/30	5,000	4,127
	Marriott International Inc.	3.600%	4/15/24	12,525	12,259
	Marriott International Inc.	3.750%	3/15/25	7,409	7,163
[4]	Marriott International Inc.	5.750%	5/1/25	1,650	1,667
	Marriott International Inc.	3.750%	10/1/25	4,190	4,019
[4]	Marriott International Inc.	3.125%	6/15/26	10,235	9,568
[4]	Marriott International Inc.	4.650%	12/1/28	1,500	1,439
[4]	Marriott International Inc.	4.625%	6/15/30	14,100	13,168
[4]	Marriott International Inc.	2.850%	4/15/31	23,500	19,037
[4]	Marriott International Inc.	3.500%	10/15/32	7,971	6,626
[4]	Marriott International Inc.	2.750%	10/15/33	5,000	3,834
	Masco Corp.	3.500%	11/15/27	8,550	7,909
	Masco Corp.	1.500%	2/15/28	5,000	4,146
	Masco Corp.	7.750%	8/1/29	1,144	1,255
	Masco Corp.	2.000%	10/1/30	3,175	2,464
	Masco Corp.	2.000%	2/15/31	9,000	6,944
	Masco Corp.	4.500%	5/15/47	5,900	4,651
	Masco Corp.	3.125%	2/15/51	7,500	4,669
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	145	131
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	3,580	2,615
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	3.067%	4/1/52	5,300	3,915
	Massachusetts Institute of Technology	5.600%	7/1/11	3,881	4,053
	Massachusetts Institute of Technology	4.678%	7/1/14	14,957	12,994
	Massachusetts Institute of Technology	3.885%	7/1/16	2,265	1,642
[4]	McDonald's Corp.	3.375%	5/26/25	11,655	11,269
[4]	McDonald's Corp.	3.300%	7/1/25	6,100	5,900
[4]	McDonald's Corp.	3.700%	1/30/26	22,615	22,005
[4]	McDonald's Corp.	3.500%	3/1/27	8,960	8,533
[4]	McDonald's Corp.	3.500%	7/1/27	9,000	8,540
[4]	McDonald's Corp.	3.800%	4/1/28	11,475	10,978
[4]	McDonald's Corp.	2.625%	9/1/29	13,110	11,503
[4]	McDonald's Corp.	2.125%	3/1/30	11,855	9,904
[4]	McDonald's Corp.	3.600%	7/1/30	10,716	9,832
[4]	McDonald's Corp.	4.700%	12/9/35	12,900	12,405
[4]	McDonald's Corp.	6.300%	10/15/37	425	462
[4]	McDonald's Corp.	6.300%	3/1/38	8,053	8,771
[4]	McDonald's Corp.	5.700%	2/1/39	7,793	8,024
[4]	McDonald's Corp.	3.700%	2/15/42	5,375	4,286
[4]	McDonald's Corp.	3.625%	5/1/43	4,300	3,361
[4]	McDonald's Corp.	4.600%	5/26/45	8,860	7,888
[4]	McDonald's Corp.	4.875%	12/9/45	15,500	14,369
[4]	McDonald's Corp.	4.450%	3/1/47	9,890	8,575
[4]	McDonald's Corp.	4.450%	9/1/48	3,736	3,275
[4]	McDonald's Corp.	3.625%	9/1/49	24,344	18,528
[4]	McDonald's Corp.	4.200%	4/1/50	10,000	8,363
	McDonald's Corp.	5.150%	9/9/52	5,000	4,826
	MDC Holdings Inc.	2.500%	1/15/31	4,100	2,948
	MDC Holdings Inc.	6.000%	1/15/43	3,000	2,455
[7]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	4,000	3,800
[7]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	844
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	8,820	10,870
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	4,000	3,270
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	4,844
	NIKE Inc.	2.400%	3/27/25	9,125	8,715
	NIKE Inc.	2.375%	11/1/26	11,270	10,404
	NIKE Inc.	2.750%	3/27/27	7,374	6,894
	NIKE Inc.	2.850%	3/27/30	17,075	15,244
	NIKE Inc.	3.250%	3/27/40	11,500	9,340
	NIKE Inc.	3.625%	5/1/43	3,025	2,492
	NIKE Inc.	3.875%	11/1/45	2,575	2,216
	NIKE Inc.	3.375%	11/1/46	5,125	3,998
	NIKE Inc.	3.375%	3/27/50	11,000	8,620
[4]	Northeastern University	2.894%	10/1/50	3,140	2,061
[4]	Northwestern University	4.643%	12/1/44	9,550	9,111
[4]	Northwestern University	2.640%	12/1/50	3,000	1,970
[4]	Northwestern University	3.662%	12/1/57	2,100	1,627
	NVR Inc.	3.000%	5/15/30	9,072	7,612
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,467
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	11,134
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,628
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	3,722
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	5,178
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,417
	Owens Corning	4.200%	12/1/24	6,030	5,940
	Owens Corning	3.400%	8/15/26	2,025	1,899
	Owens Corning	3.950%	8/15/29	4,100	3,716
	Owens Corning	3.875%	6/1/30	4,275	3,803
	Owens Corning	7.000%	12/1/36	1,787	1,906
	Owens Corning	4.300%	7/15/47	8,075	6,283
	Owens Corning	4.400%	1/30/48	4,100	3,194

34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	3,640
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	4,818
	President & Fellows of Harvard College	2.517%	10/15/50	6,565	4,280
	President & Fellows of Harvard College	3.745%	11/15/52	5,300	4,425
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	2,459
	PulteGroup Inc.	5.500%	3/1/26	5,550	5,573
	PulteGroup Inc.	5.000%	1/15/27	16,000	15,835
	PulteGroup Inc.	6.375%	5/15/33	8,462	8,443
	PulteGroup Inc.	6.000%	2/15/35	4,000	3,824
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	3,740
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	6,891
[4]	Rockefeller Foundation	2.492%	10/1/50	10,100	6,403
	Ross Stores Inc.	4.600%	4/15/25	6,640	6,590
	Ross Stores Inc.	1.875%	4/15/31	5,000	3,928
	Snap-on Inc.	3.250%	3/1/27	4,475	4,232
	Snap-on Inc.	4.100%	3/1/48	2,600	2,193
	Snap-on Inc.	3.100%	5/1/50	5,225	3,724
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	4,501
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	979
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	10,944
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	2,782
	Stanley Black & Decker Inc.	4.850%	11/15/48	10,248	8,947
[4]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	1,719
	Starbucks Corp.	3.800%	8/15/25	1,354	1,325
	Starbucks Corp.	2.450%	6/15/26	20,813	19,297
	Starbucks Corp.	3.500%	3/1/28	5,575	5,235
	Starbucks Corp.	4.000%	11/15/28	5,100	4,859
	Starbucks Corp.	2.250%	3/12/30	2,000	1,661
	Starbucks Corp.	2.550%	11/15/30	19,650	16,516
	Starbucks Corp.	4.300%	6/15/45	2,535	2,135
	Starbucks Corp.	3.750%	12/1/47	8,500	6,500
	Starbucks Corp.	4.500%	11/15/48	13,801	11,932
	Starbucks Corp.	4.450%	8/15/49	8,000	6,860
	Starbucks Corp.	3.350%	3/12/50	8,000	5,653
	Starbucks Corp.	3.500%	11/15/50	10,700	7,763
	Tapestry Inc.	4.125%	7/15/27	1,496	1,400
	Tapestry Inc.	3.050%	3/15/32	5,000	3,900
	Thomas Jefferson University	3.847%	11/1/57	5,150	3,744
	TJX Cos. Inc.	2.250%	9/15/26	23,275	21,298
	TJX Cos. Inc.	1.150%	5/15/28	7,550	6,301
	TJX Cos. Inc.	3.875%	4/15/30	8,000	7,458
	TJX Cos. Inc.	1.600%	5/15/31	5,600	4,365
	Toll Brothers Finance Corp.	4.350%	2/15/28	5,000	4,564
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,000	853
	Toyota Motor Corp.	0.681%	3/25/24	14,000	13,287
	Toyota Motor Corp.	2.358%	7/2/24	11,065	10,653
	Toyota Motor Corp.	1.339%	3/25/26	13,800	12,374
	Toyota Motor Corp.	3.669%	7/20/28	10,000	9,488
	Toyota Motor Corp.	2.362%	3/25/31	5,000	4,216
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	197
[4]	Toyota Motor Credit Corp.	0.450%	1/11/24	10,000	9,551
[4]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,479
[4]	Toyota Motor Credit Corp.	0.500%	6/18/24	9,000	8,444
	Toyota Motor Credit Corp.	0.625%	9/13/24	19,000	17,687
[4]	Toyota Motor Credit Corp.	4.400%	9/20/24	5,000	4,958
[4]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,000	7,493
[4]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	12,768
[4]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	2,933
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,000	4,904
[4]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,172
	Toyota Motor Credit Corp.	5.400%	11/10/25	10,000	10,154
[4]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,249
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	14,000	12,387
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	6,613
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	3,800	3,397
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	7,909
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,000	4,932
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,975	7,140
[4]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	12,477
[4]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	6,704
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	6,542
[4]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,062
[4]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	9,097
[4]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	3,935
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	12,652
[4]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,000	1,642
	Tractor Supply Co.	1.750%	11/1/30	5,750	4,417
[4]	Trustees of Boston College	3.129%	7/1/52	4,050	2,845
[4]	Trustees of Boston University	4.061%	10/1/48	3,035	2,504
	Trustees of Princeton University	5.700%	3/1/39	5,830	6,296
[4]	Trustees of Princeton University	2.516%	7/1/50	7,575	5,120
	Trustees of Princeton University	4.201%	3/1/52	3,300	3,034
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,750	2,370
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,798	4,054
	Trustees of the University of Pennsylvania	3.610%	2/15/19	60	40
[4]	University of Chicago	2.547%	4/1/50	8,050	5,388
	University of Chicago	3.000%	10/1/52	2,175	1,534
[4]	University of Chicago	4.003%	10/1/53	5,300	4,469
[4]	University of Miami	4.063%	4/1/52	5,300	4,352
[4]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	7,133
[4]	University of Notre Dame du Lac	3.394%	2/15/48	2,710	2,084
[4]	University of Southern California	3.028%	10/1/39	9,251	7,242
[4]	University of Southern California	3.841%	10/1/47	9,550	7,907
[4]	University of Southern California	2.945%	10/1/51	9,275	6,267
	University of Southern California	5.250%	10/1/11	2,250	2,184
[4]	University of Southern California	3.226%	10/1/20	1,975	1,167
	VF Corp.	2.400%	4/23/25	6,800	6,381
	VF Corp.	2.800%	4/23/27	2,930	2,661
	VF Corp.	2.950%	4/23/30	10,059	8,368
[4]	Washington University	3.524%	4/15/54	5,620	4,485
	Washington University	4.349%	4/15/22	3,775	2,973
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,635
	Whirlpool Corp.	3.700%	5/1/25	800	778
	Whirlpool Corp.	4.750%	2/26/29	16,200	15,772
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,249
	Whirlpool Corp.	4.700%	5/14/32	3,000	2,826
	Whirlpool Corp.	4.500%	6/1/46	4,435	3,471
	Whirlpool Corp.	4.600%	5/15/50	3,500	2,823
[4]	William Marsh Rice University	3.574%	5/15/45	8,510	7,001
[4]	Yale University	0.873%	4/15/25	4,775	4,394
[4]	Yale University	1.482%	4/15/30	5,300	4,235
[4]	Yale University	2.402%	4/15/50	8,065	5,199
					3,625,769
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	4,498
	Altria Group Inc.	4.000%	1/31/24	12,883	12,751
	Altria Group Inc.	3.800%	2/14/24	2,700	2,652
	Altria Group Inc.	2.350%	5/6/25	7,125	6,702
	Altria Group Inc.	4.400%	2/14/26	28,775	28,206
	Altria Group Inc.	2.625%	9/16/26	11,294	10,343
	Altria Group Inc.	4.800%	2/14/29	12,275	11,769
	Altria Group Inc.	3.400%	5/6/30	9,000	7,683
	Altria Group Inc.	2.450%	2/4/32	12,350	9,314
	Altria Group Inc.	5.800%	2/14/39	8,860	8,126
	Altria Group Inc.	3.400%	2/4/41	15,500	10,285
	Altria Group Inc.	4.250%	8/9/42	10,376	7,686
	Altria Group Inc.	4.500%	5/2/43	11,209	8,435

35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	5.375%	1/31/44	17,457	15,446
	Altria Group Inc.	3.875%	9/16/46	23,289	15,544
	Altria Group Inc.	5.950%	2/14/49	20,303	18,093
	Altria Group Inc.	4.450%	5/6/50	9,990	7,077
	Altria Group Inc.	3.700%	2/4/51	21,460	13,556
	Altria Group Inc.	6.200%	2/14/59	2,521	2,354
[4]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	39,876
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	72,511	68,361
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	131,111	119,980
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,575	9,026
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	14,690	13,176
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	16,490
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,072	21,067
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	40,427	39,959
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	18,870	17,162
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	14,615	13,140
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	9,415
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	20,281	20,223
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,500	1,831
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	13,255
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,776	8,226
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	45,842	40,353
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	27,407	23,458
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	5,448	5,430
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	10,163	8,982
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	13,080	11,579
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,050	4,182
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	10,327	8,941
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,120
	Archer-Daniels-Midland Co.	2.900%	3/1/32	2,147	1,845
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	567
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,454
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,750	4,678
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	12,159
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	3,329
	Avery Dennison Corp.	4.875%	12/6/28	6,887	6,715
	Avery Dennison Corp.	2.650%	4/30/30	8,200	6,736
	BAT Capital Corp.	3.222%	8/15/24	24,380	23,506
	BAT Capital Corp.	2.789%	9/6/24	826	791
	BAT Capital Corp.	3.215%	9/6/26	10,933	10,099
	BAT Capital Corp.	4.700%	4/2/27	26,873	25,811
	BAT Capital Corp.	3.557%	8/15/27	31,770	28,929
	BAT Capital Corp.	2.259%	3/25/28	25,625	21,327
	BAT Capital Corp.	3.462%	9/6/29	7,693	6,580
	BAT Capital Corp.	4.906%	4/2/30	11,805	10,820
	BAT Capital Corp.	2.726%	3/25/31	8,000	6,239
	BAT Capital Corp.	4.742%	3/16/32	10,000	8,880
	BAT Capital Corp.	4.390%	8/15/37	28,725	22,338
	BAT Capital Corp.	3.734%	9/25/40	10,000	6,796
	BAT Capital Corp.	4.540%	8/15/47	25,143	17,872
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.758%	9/6/49	4,025	2,923
	BAT Capital Corp.	5.282%	4/2/50	8,450	6,659
	BAT Capital Corp.	3.984%	9/25/50	3,825	2,515
	BAT Capital Corp.	5.650%	3/16/52	6,250	5,180
	BAT International Finance plc	1.668%	3/25/26	21,509	19,044
	BAT International Finance plc	4.448%	3/16/28	8,000	7,405
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,385
	Brown-Forman Corp.	3.500%	4/15/25	3,978	3,885
	Brown-Forman Corp.	4.500%	7/15/45	3,895	3,561
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,102
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	6,872
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,507
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	10,056
	Campbell Soup Co.	3.950%	3/15/25	6,660	6,506
	Campbell Soup Co.	3.300%	3/19/25	9,125	8,783
	Campbell Soup Co.	4.150%	3/15/28	11,950	11,423
	Campbell Soup Co.	2.375%	4/24/30	9,450	7,847
	Campbell Soup Co.	4.800%	3/15/48	1,500	1,334
	Campbell Soup Co.	3.125%	4/24/50	6,998	4,737
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,340
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	2,640
	Church & Dwight Co. Inc.	5.000%	6/15/52	8,000	7,504
	Clorox Co.	3.100%	10/1/27	6,100	5,636
	Clorox Co.	3.900%	5/15/28	3,500	3,343
	Clorox Co.	1.800%	5/15/30	9,313	7,412
	Coca-Cola Co.	1.750%	9/6/24	18,625	17,759
	Coca-Cola Co.	3.375%	3/25/27	3,029	2,906
	Coca-Cola Co.	2.900%	5/25/27	1,875	1,766
	Coca-Cola Co.	1.450%	6/1/27	17,848	15,763
	Coca-Cola Co.	1.500%	3/5/28	6,500	5,605
	Coca-Cola Co.	1.000%	3/15/28	8,000	6,702
	Coca-Cola Co.	2.125%	9/6/29	6,200	5,304
	Coca-Cola Co.	3.450%	3/25/30	10,125	9,406
	Coca-Cola Co.	1.650%	6/1/30	25,093	20,488
	Coca-Cola Co.	2.000%	3/5/31	20,000	16,501
	Coca-Cola Co.	1.375%	3/15/31	18,000	14,086
	Coca-Cola Co.	2.250%	1/5/32	7,000	5,866
	Coca-Cola Co.	4.125%	3/25/40	3,880	3,462
	Coca-Cola Co.	2.500%	6/1/40	9,600	6,991
	Coca-Cola Co.	2.875%	5/5/41	6,000	4,601
	Coca-Cola Co.	4.200%	3/25/50	5,775	5,320
	Coca-Cola Co.	2.600%	6/1/50	20,475	13,762
	Coca-Cola Co.	3.000%	3/5/51	5,100	3,729
	Coca-Cola Co.	2.500%	3/15/51	27,325	17,956
	Coca-Cola Co.	2.750%	6/1/60	3,800	2,557
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	7,885
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	13,600	11,810
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	1,972
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	7,473
[4]	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	4,608
	Colgate-Palmolive Co.	3.100%	8/15/25	2,650	2,565
	Colgate-Palmolive Co.	3.100%	8/15/27	5,000	4,736
	Colgate-Palmolive Co.	3.250%	8/15/32	7,000	6,334
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	3,606
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	7,922	6,755
	Conagra Brands Inc.	4.300%	5/1/24	29,235	28,821
	Conagra Brands Inc.	4.600%	11/1/25	17,225	16,946
	Conagra Brands Inc.	1.375%	11/1/27	8,275	6,884
	Conagra Brands Inc.	7.000%	10/1/28	700	746
	Conagra Brands Inc.	4.850%	11/1/28	7,950	7,737
	Conagra Brands Inc.	8.250%	9/15/30	635	721
	Conagra Brands Inc.	5.300%	11/1/38	4,530	4,285
	Conagra Brands Inc.	5.400%	11/1/48	4,317	4,011
	Constellation Brands Inc.	4.750%	11/15/24	19,521	19,394
	Constellation Brands Inc.	4.400%	11/15/25	4,375	4,302
	Constellation Brands Inc.	4.750%	12/1/25	4,777	4,765
	Constellation Brands Inc.	3.700%	12/6/26	17,788	16,928

36

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Constellation Brands Inc.	3.500%	5/9/27	13,275	12,426
Constellation Brands Inc.	4.350%	5/9/27	5,636	5,485
Constellation Brands Inc.	3.600%	2/15/28	7,070	6,541
Constellation Brands Inc.	3.150%	8/1/29	14,700	12,881
Constellation Brands Inc.	2.875%	5/1/30	8,308	7,061
Constellation Brands Inc.	2.250%	8/1/31	4,235	3,362
Constellation Brands Inc.	4.750%	5/9/32	5,000	4,792
Constellation Brands Inc.	4.500%	5/9/47	17,883	15,070
Constellation Brands Inc.	4.100%	2/15/48	4,550	3,640
Constellation Brands Inc.	5.250%	11/15/48	4,375	4,119
Constellation Brands Inc.	3.750%	5/1/50	7,925	5,955
Costco Wholesale Corp.	2.750%	5/18/24	16,000	15,576
Costco Wholesale Corp.	3.000%	5/18/27	6,532	6,151
Costco Wholesale Corp.	1.375%	6/20/27	32,824	28,773
Costco Wholesale Corp.	1.600%	4/20/30	47,373	38,761
Costco Wholesale Corp.	1.750%	4/20/32	18,100	14,307
Delhaize America LLC	9.000%	4/15/31	1,930	2,335
Diageo Capital plc	2.125%	10/24/24	9,400	8,920
Diageo Capital plc	1.375%	9/29/25	7,500	6,880
Diageo Capital plc	5.200%	10/24/25	3,345	3,380
Diageo Capital plc	5.300%	10/24/27	7,080	7,246
Diageo Capital plc	3.875%	5/18/28	1,000	953
Diageo Capital plc	2.000%	4/29/30	8,460	6,966
Diageo Capital plc	2.125%	4/29/32	9,824	7,817
Diageo Capital plc	5.500%	1/24/33	14,000	14,642
Diageo Capital plc	5.875%	9/30/36	1,500	1,582
Diageo Capital plc	3.875%	4/29/43	7,469	6,149
Diageo Investment Corp.	7.450%	4/15/35	1,450	1,719
Diageo Investment Corp.	4.250%	5/11/42	1,512	1,329
Dollar General Corp.	4.250%	9/20/24	400	395
Dollar General Corp.	4.150%	11/1/25	7,180	7,006
Dollar General Corp.	3.875%	4/15/27	5,525	5,270
Dollar General Corp.	4.625%	11/1/27	2,000	1,964
Dollar General Corp.	4.125%	5/1/28	4,475	4,267
Dollar General Corp.	3.500%	4/3/30	4,464	4,001
Dollar General Corp.	5.000%	11/1/32	7,000	6,887
Dollar General Corp.	4.125%	4/3/50	15,932	12,765
Dollar Tree Inc.	4.000%	5/15/25	12,815	12,515
Dollar Tree Inc.	4.200%	5/15/28	11,270	10,813
Dollar Tree Inc.	3.375%	12/1/51	4,175	2,804
Estee Lauder Cos. Inc.	2.000%	12/1/24	150	142
Estee Lauder Cos. Inc.	3.150%	3/15/27	6,431	6,093
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,152
Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	13,420
Estee Lauder Cos. Inc.	1.950%	3/15/31	11,000	8,890
Estee Lauder Cos. Inc.	6.000%	5/15/37	8,000	8,559
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	3,895
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	1,613
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	1,482
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,296
Flowers Foods Inc.	2.400%	3/15/31	11,381	9,153
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	2,911
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	26,700	18,698
General Mills Inc.	3.650%	2/15/24	5,885	5,797
General Mills Inc.	4.000%	4/17/25	1,000	977
General Mills Inc.	3.200%	2/10/27	7,500	7,102
General Mills Inc.	4.200%	4/17/28	11,675	11,284
General Mills Inc.	2.875%	4/15/30	6,891	5,971
General Mills Inc.	2.250%	10/14/31	4,300	3,449
General Mills Inc.	3.000%	2/1/51	6,265	4,278
GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,200	4,075
GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	19,175	17,866
GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	5,500	4,948
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	37,500	33,039
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	4,750	3,711
	Hershey Co.	2.625%	5/1/23	2,750	2,726
	Hershey Co.	2.050%	11/15/24	2,291	2,181
	Hershey Co.	3.200%	8/21/25	5,028	4,841
	Hershey Co.	2.300%	8/15/26	500	459
	Hershey Co.	2.450%	11/15/29	5,381	4,629
	Hershey Co.	1.700%	6/1/30	2,145	1,720
	Hershey Co.	3.375%	8/15/46	300	223
	Hershey Co.	3.125%	11/15/49	2,035	1,461
	Hershey Co.	2.650%	6/1/50	2,595	1,702
	Hormel Foods Corp.	0.650%	6/3/24	7,000	6,601
	Hormel Foods Corp.	1.700%	6/3/28	6,000	5,185
	Hormel Foods Corp.	1.800%	6/11/30	8,575	6,992
	Hormel Foods Corp.	3.050%	6/3/51	10,002	6,935
	Ingredion Inc.	3.200%	10/1/26	5,041	4,721
	Ingredion Inc.	2.900%	6/1/30	8,075	6,841
	Ingredion Inc.	3.900%	6/1/50	1,650	1,195
	J M Smucker Co.	3.500%	3/15/25	6,034	5,840
	J M Smucker Co.	3.375%	12/15/27	4,220	3,903
	J M Smucker Co.	2.375%	3/15/30	7,875	6,517
	J M Smucker Co.	2.125%	3/15/32	5,400	4,193
	J M Smucker Co.	4.250%	3/15/35	4,750	4,239
	J M Smucker Co.	2.750%	9/15/41	2,100	1,396
	J M Smucker Co.	3.550%	3/15/50	1,750	1,203
[7]	JBS USA LUX SA	5.125%	2/1/28	10,000	9,460
[7]	JBS USA LUX SA	3.000%	2/2/29	3,057	2,527
[7]	JBS USA LUX SA	5.500%	1/15/30	8,000	7,606
[7]	JBS USA LUX SA	3.750%	12/1/31	7,000	5,710
[7]	JBS USA LUX SA	3.000%	5/15/32	3,000	2,301
[7]	JBS USA LUX SA	5.750%	4/1/33	23,675	22,619
[7]	JBS USA LUX SA	4.375%	2/2/52	24,625	17,455
[7]	JBS USA LUX SA	6.500%	12/1/52	22,700	21,581
	Kellogg Co.	3.250%	4/1/26	5,025	4,784
	Kellogg Co.	3.400%	11/15/27	10,475	9,744
	Kellogg Co.	4.300%	5/15/28	4,850	4,715
	Kellogg Co.	2.100%	6/1/30	4,850	3,933
	Kellogg Co.	4.500%	4/1/46	7,650	6,547
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,000	4,749
	Keurig Dr Pepper Inc.	4.417%	5/25/25	2,641	2,614
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,230
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,040
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	7,934
	Keurig Dr Pepper Inc.	3.950%	4/15/29	20,535	19,079
	Keurig Dr Pepper Inc.	3.200%	5/1/30	33,750	29,370
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,416
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,000	10,009
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	4,693
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,000	3,310
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	5,338
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	2,580
	Keurig Dr Pepper Inc.	4.500%	4/15/52	13,000	10,893
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	2,954
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,423
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,494
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,447
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	3,530
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	5,444
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	5,789
	Kimberly-Clark Corp.	6.625%	8/1/37	300	346
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	8,322
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	2,278
	Kimberly-Clark Corp.	2.875%	2/7/50	4,105	2,833
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,112
	Kraft Heinz Foods Co.	3.000%	6/1/26	13,150	12,316

37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	3.875%	5/15/27	14,550	13,902
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,050	3,691
	Kraft Heinz Foods Co.	5.000%	7/15/35	10,900	10,453
	Kraft Heinz Foods Co.	6.875%	1/26/39	8,000	8,692
	Kraft Heinz Foods Co.	6.500%	2/9/40	11,000	11,648
	Kraft Heinz Foods Co.	5.000%	6/4/42	6,500	5,872
	Kraft Heinz Foods Co.	5.200%	7/15/45	14,550	13,407
	Kraft Heinz Foods Co.	4.375%	6/1/46	47,086	38,462
	Kraft Heinz Foods Co.	4.875%	10/1/49	39,000	34,034
	Kraft Heinz Foods Co.	5.500%	6/1/50	10,450	10,027
	Kroger Co.	4.000%	2/1/24	9,309	9,196
	Kroger Co.	3.500%	2/1/26	2,783	2,657
	Kroger Co.	2.650%	10/15/26	4,107	3,771
	Kroger Co.	4.500%	1/15/29	1,435	1,384
[4]	Kroger Co.	7.700%	6/1/29	4,025	4,446
	Kroger Co.	8.000%	9/15/29	6,150	6,907
	Kroger Co.	2.200%	5/1/30	5,031	4,071
	Kroger Co.	1.700%	1/15/31	5,550	4,281
	Kroger Co.	7.500%	4/1/31	1,125	1,269
	Kroger Co.	6.900%	4/15/38	3,327	3,642
	Kroger Co.	5.400%	7/15/40	5,010	4,776
	Kroger Co.	5.000%	4/15/42	4,524	4,115
	Kroger Co.	5.150%	8/1/43	2,350	2,166
	Kroger Co.	3.875%	10/15/46	14,619	11,232
	Kroger Co.	4.450%	2/1/47	13,409	11,325
	Kroger Co.	4.650%	1/15/48	3,191	2,755
	Kroger Co.	3.950%	1/15/50	6,575	5,123
	McCormick & Co. Inc.	3.150%	8/15/24	9,275	8,972
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,268
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	9,798
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	3,424
	McCormick & Co. Inc.	1.850%	2/15/31	9,390	7,265
	McCormick & Co. Inc.	4.200%	8/15/47	1,820	1,488
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	11,868
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,160	6,403
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	7,927
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	25,251
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	9,677
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	11,320
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,171
	Mondelez International Inc.	2.625%	3/17/27	6,000	5,449
	Mondelez International Inc.	2.750%	4/13/30	9,156	7,890
	Mondelez International Inc.	1.500%	2/4/31	5,100	3,922
	Mondelez International Inc.	3.000%	3/17/32	7,750	6,608
	Mondelez International Inc.	1.875%	10/15/32	14,245	10,823
	Mondelez International Inc.	2.625%	9/4/50	15,275	9,670
	PepsiCo Inc.	3.600%	3/1/24	7,334	7,246
	PepsiCo Inc.	2.250%	3/19/25	12,188	11,599
	PepsiCo Inc.	2.750%	4/30/25	10,130	9,702
	PepsiCo Inc.	3.500%	7/17/25	4,000	3,905
	PepsiCo Inc.	2.850%	2/24/26	15,866	15,091
	PepsiCo Inc.	2.375%	10/6/26	37,221	34,676
	PepsiCo Inc.	2.625%	3/19/27	17,500	16,236
	PepsiCo Inc.	3.000%	10/15/27	8,525	8,005
	PepsiCo Inc.	7.000%	3/1/29	3,527	3,962
	PepsiCo Inc.	2.625%	7/29/29	9,984	8,817
	PepsiCo Inc.	2.750%	3/19/30	27,510	24,343
	PepsiCo Inc.	1.625%	5/1/30	16,520	13,481
	PepsiCo Inc.	1.400%	2/25/31	10,000	7,872
	PepsiCo Inc.	1.950%	10/21/31	9,000	7,265
	PepsiCo Inc.	3.900%	7/18/32	10,681	10,100
	PepsiCo Inc.	3.500%	3/19/40	9,500	7,894
	PepsiCo Inc.	2.625%	10/21/41	6,353	4,692
	PepsiCo Inc.	4.000%	3/5/42	4,800	4,210
	PepsiCo Inc.	3.600%	8/13/42	4,100	3,420
	PepsiCo Inc.	4.250%	10/22/44	3,525	3,137
	PepsiCo Inc.	4.450%	4/14/46	3,925	3,736
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.450%	10/6/46	15,075	12,101
	PepsiCo Inc.	3.375%	7/29/49	6,020	4,766
	PepsiCo Inc.	2.875%	10/15/49	9,400	6,766
	PepsiCo Inc.	3.625%	3/19/50	9,708	7,995
	PepsiCo Inc.	2.750%	10/21/51	10,500	7,330
	PepsiCo Inc.	4.200%	7/18/52	5,760	5,276
	PepsiCo Inc.	3.875%	3/19/60	2,000	1,728
	Philip Morris International Inc.	2.875%	5/1/24	11,625	11,285
	Philip Morris International Inc.	3.250%	11/10/24	10,600	10,249
	Philip Morris International Inc.	5.125%	11/15/24	7,420	7,426
	Philip Morris International Inc.	1.500%	5/1/25	3,687	3,411
	Philip Morris International Inc.	3.375%	8/11/25	4,625	4,441
	Philip Morris International Inc.	5.000%	11/17/25	10,000	10,051
	Philip Morris International Inc.	2.750%	2/25/26	17,069	16,021
	Philip Morris International Inc.	0.875%	5/1/26	9,362	8,228
	Philip Morris International Inc.	3.125%	8/17/27	14,194	13,160
	Philip Morris International Inc.	5.125%	11/17/27	15,000	15,142
	Philip Morris International Inc.	3.125%	3/2/28	4,230	3,848
	Philip Morris International Inc.	5.625%	11/17/29	11,200	11,407
	Philip Morris International Inc.	2.100%	5/1/30	8,250	6,680
	Philip Morris International Inc.	5.750%	11/17/32	30,000	30,685
	Philip Morris International Inc.	6.375%	5/16/38	7,600	8,059
	Philip Morris International Inc.	4.375%	11/15/41	20,418	16,820
	Philip Morris International Inc.	4.500%	3/20/42	8,995	7,584
	Philip Morris International Inc.	3.875%	8/21/42	15,802	12,020
	Philip Morris International Inc.	4.125%	3/4/43	11,290	8,927
	Philip Morris International Inc.	4.875%	11/15/43	5,750	5,058
	Philip Morris International Inc.	4.250%	11/10/44	1,435	1,156
[7]	Pilgrim's Pride Corp.	4.250%	4/15/31	4,800	4,086
[7]	Pilgrim's Pride Corp.	3.500%	3/1/32	9,613	7,514
	Procter & Gamble Co.	0.550%	10/29/25	6,450	5,787
	Procter & Gamble Co.	2.700%	2/2/26	15,050	14,281
	Procter & Gamble Co.	2.450%	11/3/26	11,110	10,293
	Procter & Gamble Co.	2.800%	3/25/27	9,395	8,814
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,154
	Procter & Gamble Co.	3.000%	3/25/30	30,127	27,450
	Procter & Gamble Co.	1.200%	10/29/30	15,351	12,052
	Procter & Gamble Co.	5.550%	3/5/37	4,500	4,871
	Procter & Gamble Co.	3.550%	3/25/40	4,373	3,764
	Procter & Gamble Co.	3.500%	10/25/47	3,075	2,505
	Procter & Gamble Co.	3.600%	3/25/50	5,606	4,678
	Reynolds American Inc.	4.450%	6/12/25	35,592	34,830
	Reynolds American Inc.	5.700%	8/15/35	8,920	8,070
	Reynolds American Inc.	7.250%	6/15/37	4,800	4,917
[4]	Reynolds American Inc.	8.125%	5/1/40	2,239	2,415
[4]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,002
	Reynolds American Inc.	6.150%	9/15/43	8,575	7,645
	Reynolds American Inc.	5.850%	8/15/45	20,590	17,578
	Sysco Corp.	3.750%	10/1/25	15,349	14,849
	Sysco Corp.	3.300%	7/15/26	8,450	7,981
	Sysco Corp.	3.250%	7/15/27	14,864	13,755
	Sysco Corp.	2.400%	2/15/30	1,815	1,508
	Sysco Corp.	5.950%	4/1/30	7,058	7,319
	Sysco Corp.	2.450%	12/14/31	2,000	1,605
	Sysco Corp.	6.600%	4/1/40	8,415	8,967
	Sysco Corp.	4.850%	10/1/45	5,180	4,527
	Sysco Corp.	4.500%	4/1/46	8,950	7,485
	Sysco Corp.	4.450%	3/15/48	7,425	6,104
	Sysco Corp.	3.300%	2/15/50	9,262	6,370
	Sysco Corp.	6.600%	4/1/50	11,472	12,496
	Sysco Corp.	3.150%	12/14/51	10,000	6,638
	Target Corp.	3.500%	7/1/24	9,386	9,201
	Target Corp.	2.250%	4/15/25	24,006	22,772
	Target Corp.	2.500%	4/15/26	10,690	10,015
	Target Corp.	1.950%	1/15/27	7,500	6,812
	Target Corp.	3.375%	4/15/29	8,350	7,754
	Target Corp.	2.350%	2/15/30	6,730	5,719

38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	2.650%	9/15/30	13,093	11,230
	Target Corp.	4.500%	9/15/32	7,500	7,293
	Target Corp.	6.500%	10/15/37	5,208	5,779
	Target Corp.	7.000%	1/15/38	3,725	4,352
	Target Corp.	4.000%	7/1/42	2,000	1,751
	Target Corp.	3.625%	4/15/46	5,000	3,967
	Target Corp.	3.900%	11/15/47	1,500	1,234
	Target Corp.	2.950%	1/15/52	19,676	13,615
	Tyson Foods Inc.	3.950%	8/15/24	19,035	18,728
	Tyson Foods Inc.	4.000%	3/1/26	26,044	25,196
	Tyson Foods Inc.	3.550%	6/2/27	16,175	15,143
	Tyson Foods Inc.	4.350%	3/1/29	17,500	16,708
	Tyson Foods Inc.	4.875%	8/15/34	4,325	4,139
	Tyson Foods Inc.	5.150%	8/15/44	625	580
	Tyson Foods Inc.	4.550%	6/2/47	2,125	1,819
	Tyson Foods Inc.	5.100%	9/28/48	16,635	15,433
	Unilever Capital Corp.	3.250%	3/7/24	13,175	12,939
	Unilever Capital Corp.	2.600%	5/5/24	19,965	19,371
	Unilever Capital Corp.	0.626%	8/12/24	2,000	1,872
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,661
	Unilever Capital Corp.	3.100%	7/30/25	3,875	3,728
	Unilever Capital Corp.	2.000%	7/28/26	6,200	5,661
	Unilever Capital Corp.	2.900%	5/5/27	6,400	5,981
	Unilever Capital Corp.	2.125%	9/6/29	23,366	19,748
	Unilever Capital Corp.	1.375%	9/14/30	2,500	1,950
	Unilever Capital Corp.	1.750%	8/12/31	5,900	4,656
	Unilever Capital Corp.	5.900%	11/15/32	8,600	9,290
[4]	Unilever Capital Corp.	2.625%	8/12/51	12,457	8,103
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	10,813
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	17,630
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	4,324
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,646	3,882
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	16,200	11,921
	Walmart Inc.	3.300%	4/22/24	16,825	16,491
	Walmart Inc.	2.850%	7/8/24	16,905	16,415
	Walmart Inc.	2.650%	12/15/24	16,397	15,772
	Walmart Inc.	3.550%	6/26/25	18,470	18,076
	Walmart Inc.	3.900%	9/9/25	11,025	10,863
	Walmart Inc.	3.050%	7/8/26	30,947	29,727
	Walmart Inc.	1.050%	9/17/26	5,000	4,423
	Walmart Inc.	3.950%	9/9/27	6,000	5,927
	Walmart Inc.	3.700%	6/26/28	14,146	13,681
	Walmart Inc.	3.250%	7/8/29	21,465	20,040
	Walmart Inc.	2.375%	9/24/29	7,455	6,533
	Walmart Inc.	1.800%	9/22/31	5,000	4,077
	Walmart Inc.	4.150%	9/9/32	8,600	8,402
	Walmart Inc.	5.250%	9/1/35	10,467	11,011
	Walmart Inc.	6.200%	4/15/38	13,580	15,378
	Walmart Inc.	3.950%	6/28/38	7,175	6,586
	Walmart Inc.	5.625%	4/1/40	4,130	4,424
	Walmart Inc.	5.000%	10/25/40	2,755	2,770
	Walmart Inc.	5.625%	4/15/41	3,887	4,221
	Walmart Inc.	4.000%	4/11/43	11,385	10,110
	Walmart Inc.	4.300%	4/22/44	4,800	4,414
	Walmart Inc.	3.625%	12/15/47	16,378	13,475
	Walmart Inc.	4.050%	6/29/48	15,587	13,935
	Walmart Inc.	2.950%	9/24/49	14,170	10,336
	Walmart Inc.	4.500%	9/9/52	10,000	9,542
					4,115,386
Energy (1.8%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,033
	Baker Hughes Holdings LLC	3.337%	12/15/27	14,275	13,207
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,100	4,500
	Baker Hughes Holdings LLC	4.486%	5/1/30	9,498	9,066
	Baker Hughes Holdings LLC	5.125%	9/15/40	7,540	7,004
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	12,164
	Boardwalk Pipelines LP	4.950%	12/15/24	575	569
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,124
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,561
	Boardwalk Pipelines LP	3.600%	9/1/32	3,000	2,488
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	12,976
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	28,736
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	6,757
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	8,052
[4]	BP Capital Markets America Inc.	3.588%	4/14/27	5,253	5,003
	BP Capital Markets America Inc.	3.937%	9/21/28	19,750	18,871
	BP Capital Markets America Inc.	4.234%	11/6/28	21,680	20,992
	BP Capital Markets America Inc.	3.633%	4/6/30	13,910	12,761
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,159
	BP Capital Markets America Inc.	2.721%	1/12/32	10,000	8,371
	BP Capital Markets America Inc.	3.060%	6/17/41	15,110	11,269
	BP Capital Markets America Inc.	3.000%	2/24/50	19,264	13,069
	BP Capital Markets America Inc.	2.772%	11/10/50	17,190	10,983
	BP Capital Markets America Inc.	2.939%	6/4/51	28,600	18,882
	BP Capital Markets America Inc.	3.001%	3/17/52	13,300	8,856
	BP Capital Markets America Inc.	3.379%	2/8/61	16,400	11,339
	BP Capital Markets plc	3.279%	9/19/27	22,573	21,213
	BP Capital Markets plc	3.723%	11/28/28	12,825	12,144
	Burlington Resources LLC	7.200%	8/15/31	5,472	6,208
	Burlington Resources LLC	7.400%	12/1/31	3,875	4,452
	Canadian Natural Resources Ltd.	3.800%	4/15/24	20,765	20,384
	Canadian Natural Resources Ltd.	3.900%	2/1/25	6,286	6,114
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	11,957
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	15,408
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	7,590
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	4,189
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	3,919
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,098
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	7,935
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	11,579
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	9,351
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	6,564
	Cenovus Energy Inc.	4.250%	4/15/27	3,200	3,066
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	4,464
	Cenovus Energy Inc.	5.250%	6/15/37	7,700	7,052
	Cenovus Energy Inc.	6.800%	9/15/37	4,135	4,246
	Cenovus Energy Inc.	6.750%	11/15/39	8,719	9,031
	Cenovus Energy Inc.	5.400%	6/15/47	12,550	11,337
	Cenovus Energy Inc.	3.750%	2/15/52	8,300	5,854
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	7,124
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	19,000	19,108
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	27,071
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	14,732
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	6,131
	Cheniere Energy Partners LP	4.500%	10/1/29	15,400	13,860
	Cheniere Energy Partners LP	4.000%	3/1/31	22,425	19,208
	Cheniere Energy Partners LP	3.250%	1/31/32	19,400	15,452
	Chevron Corp.	2.895%	3/3/24	10,500	10,265
	Chevron Corp.	1.554%	5/11/25	26,300	24,472
	Chevron Corp.	3.326%	11/17/25	8,799	8,511
	Chevron Corp.	2.954%	5/16/26	9,700	9,205
	Chevron Corp.	1.995%	5/11/27	7,286	6,548
	Chevron Corp.	2.236%	5/11/30	18,468	15,811
	Chevron Corp.	3.078%	5/11/50	8,945	6,505
	Chevron USA Inc.	3.900%	11/15/24	1,549	1,523
	Chevron USA Inc.	0.687%	8/12/25	13,352	12,080
	Chevron USA Inc.	1.018%	8/12/27	9,167	7,865
	Chevron USA Inc.	3.850%	1/15/28	4,789	4,624
	Chevron USA Inc.	3.250%	10/15/29	8,000	7,339
	Chevron USA Inc.	5.250%	11/15/43	10,200	10,220

39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	2.343%	8/12/50	9,100	5,699
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	4,290
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	4,998
	CNOOC Finance 2014 ULC	4.250%	4/30/24	2,000	1,976
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	4,671
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	5,000	3,935
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	25,050	24,514
	CNOOC Petroleum North America ULC	7.875%	3/15/32	9,000	10,563
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,500	5,447
	CNOOC Petroleum North America ULC	6.400%	5/15/37	11,325	11,627
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	5,848
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	10,301
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,035	5,848
	Conoco Funding Co.	7.250%	10/15/31	3,440	3,926
	ConocoPhillips	4.300%	8/15/28	10,888	10,428
	ConocoPhillips	2.400%	2/15/31	4,900	3,983
	ConocoPhillips	5.900%	10/15/32	3,625	3,873
	ConocoPhillips	5.900%	5/15/38	10,161	10,726
	ConocoPhillips	6.500%	2/1/39	12,731	14,314
	ConocoPhillips	4.875%	10/1/47	10,294	9,511
	ConocoPhillips Co.	3.350%	11/15/24	2,675	2,603
	ConocoPhillips Co.	2.400%	3/7/25	4,150	3,945
	ConocoPhillips Co.	6.950%	4/15/29	7,725	8,542
	ConocoPhillips Co.	3.758%	3/15/42	8,574	7,177
	ConocoPhillips Co.	4.300%	11/15/44	13,848	11,993
	ConocoPhillips Co.	3.800%	3/15/52	7,000	5,556
	ConocoPhillips Co.	4.025%	3/15/62	18,503	14,770
	Continental Resources Inc.	3.800%	6/1/24	2,000	1,945
	Continental Resources Inc.	4.375%	1/15/28	6,900	6,285
	Continental Resources Inc.	4.900%	6/1/44	6,200	4,571
	Coterra Energy Inc.	3.900%	5/15/27	6,055	5,659
	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,083
	DCP Midstream Operating LP	5.375%	7/15/25	3,086	3,057
	DCP Midstream Operating LP	5.625%	7/15/27	2,343	2,328
	DCP Midstream Operating LP	5.125%	5/15/29	3,488	3,363
	DCP Midstream Operating LP	3.250%	2/15/32	4,631	3,813
	DCP Midstream Operating LP	5.600%	4/1/44	4,000	3,719
	Devon Energy Corp.	5.250%	9/15/24	4,700	4,700
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,471
	Devon Energy Corp.	5.250%	10/15/27	4,792	4,760
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,160
	Devon Energy Corp.	4.500%	1/15/30	5,648	5,270
	Devon Energy Corp.	7.875%	9/30/31	6,950	7,884
	Devon Energy Corp.	7.950%	4/15/32	2,314	2,642
	Devon Energy Corp.	5.600%	7/15/41	13,192	12,325
	Devon Energy Corp.	4.750%	5/15/42	7,500	6,366
	Devon Energy Corp.	5.000%	6/15/45	8,350	7,186
	Diamondback Energy Inc.	3.250%	12/1/26	10,125	9,432
	Diamondback Energy Inc.	3.500%	12/1/29	8,750	7,676
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	10,713
	Diamondback Energy Inc.	6.250%	3/15/33	7,000	7,109
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	5,123
	Diamondback Energy Inc.	4.250%	3/15/52	7,430	5,514
	Diamondback Energy Inc.	6.250%	3/15/53	7,690	7,469
[4]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	566	545
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	4,327
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	3,453
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	4,501
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	8,970
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,191
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	3,344
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	6,578
	Enbridge Inc.	2.150%	2/16/24	2,000	1,931
	Enbridge Inc.	3.500%	6/10/24	8,425	8,197
	Enbridge Inc.	2.500%	1/15/25	4,500	4,258
	Enbridge Inc.	2.500%	2/14/25	2,000	1,889
	Enbridge Inc.	1.600%	10/4/26	800	701
	Enbridge Inc.	4.250%	12/1/26	15,400	14,826
	Enbridge Inc.	3.700%	7/15/27	6,675	6,256
	Enbridge Inc.	3.125%	11/15/29	14,295	12,463
	Enbridge Inc.	2.500%	8/1/33	9,500	7,318
	Enbridge Inc.	4.500%	6/10/44	6,495	5,387
	Enbridge Inc.	5.500%	12/1/46	2,000	1,884
	Enbridge Inc.	4.000%	11/15/49	5,750	4,380
	Enbridge Inc.	3.400%	8/1/51	10,600	7,242
[4]	Energy Transfer LP	5.875%	1/15/24	12,000	12,030
	Energy Transfer LP	4.900%	2/1/24	1,620	1,600
	Energy Transfer LP	4.250%	4/1/24	12,975	12,740
	Energy Transfer LP	3.900%	5/15/24	7,100	6,919
	Energy Transfer LP	4.050%	3/15/25	14,412	13,965
	Energy Transfer LP	2.900%	5/15/25	10,200	9,611
	Energy Transfer LP	5.950%	12/1/25	3,375	3,425
	Energy Transfer LP	4.750%	1/15/26	11,005	10,739
	Energy Transfer LP	3.900%	7/15/26	6,000	5,673
	Energy Transfer LP	4.400%	3/15/27	11,100	10,559
	Energy Transfer LP	4.200%	4/15/27	6,900	6,512
[4]	Energy Transfer LP	5.500%	6/1/27	10,800	10,734
	Energy Transfer LP	4.000%	10/1/27	6,000	5,610
	Energy Transfer LP	5.550%	2/15/28	3,700	3,666
	Energy Transfer LP	4.950%	5/15/28	12,200	11,714
	Energy Transfer LP	4.950%	6/15/28	13,110	12,663
	Energy Transfer LP	5.250%	4/15/29	22,800	22,105
	Energy Transfer LP	4.150%	9/15/29	3,000	2,707
	Energy Transfer LP	3.750%	5/15/30	16,180	14,264
	Energy Transfer LP	5.750%	2/15/33	6,060	5,944
	Energy Transfer LP	4.900%	3/15/35	4,100	3,650
	Energy Transfer LP	6.625%	10/15/36	2,650	2,661
[4]	Energy Transfer LP	5.800%	6/15/38	5,790	5,319
	Energy Transfer LP	7.500%	7/1/38	6,132	6,526
	Energy Transfer LP	6.050%	6/1/41	5,690	5,387
	Energy Transfer LP	6.500%	2/1/42	11,926	11,783
	Energy Transfer LP	6.100%	2/15/42	2,500	2,302
	Energy Transfer LP	4.950%	1/15/43	2,850	2,304
	Energy Transfer LP	5.150%	2/1/43	5,900	4,915
	Energy Transfer LP	5.950%	10/1/43	2,300	2,129
	Energy Transfer LP	5.300%	4/1/44	10,675	9,037
	Energy Transfer LP	5.000%	5/15/44	3,275	2,679
	Energy Transfer LP	5.150%	3/15/45	2,780	2,308
	Energy Transfer LP	5.350%	5/15/45	6,275	5,348
	Energy Transfer LP	6.125%	12/15/45	14,450	13,400
	Energy Transfer LP	5.300%	4/15/47	9,890	8,274
	Energy Transfer LP	5.400%	10/1/47	11,897	10,126
	Energy Transfer LP	6.000%	6/15/48	11,300	10,193
	Energy Transfer LP	6.250%	4/15/49	17,900	16,717
	Energy Transfer LP	5.000%	5/15/50	21,400	17,276
	Eni USA Inc.	7.300%	11/15/27	1,095	1,166
	Enterprise Products Operating LLC	3.900%	2/15/24	12,220	12,039
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	7,707
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	12,220
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,343
	Enterprise Products Operating LLC	4.150%	10/16/28	7,870	7,452

40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.125%	7/31/29	17,940	15,794
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	10,138
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	3,843	4,200
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	235	248
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	3,722
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,010
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	7,453
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	3,934
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	10,893
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	12,785
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	19,607
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	9,368
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	9,099
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	17,331
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	11,489
	Enterprise Products Operating LLC	4.200%	1/31/50	19,942	15,716
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	3,057
	Enterprise Products Operating LLC	3.200%	2/15/52	9,025	5,956
	Enterprise Products Operating LLC	3.300%	2/15/53	8,300	5,543
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	3,845
	Enterprise Products Operating LLC	3.950%	1/31/60	11,600	8,435
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,717
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	8,718
	EOG Resources Inc.	3.150%	4/1/25	800	772
	EOG Resources Inc.	4.150%	1/15/26	6,750	6,624
	EOG Resources Inc.	4.375%	4/15/30	11,695	11,321
	EQT Corp.	6.125%	2/1/25	7,263	7,282
	EQT Corp.	5.678%	10/1/25	1,500	1,497
[7]	EQT Corp.	3.125%	5/15/26	5,500	5,064
	EQT Corp.	3.900%	10/1/27	7,600	7,015
	EQT Corp.	5.700%	4/1/28	2,355	2,342
	EQT Corp.	5.000%	1/15/29	6,159	5,788
	EQT Corp.	7.000%	2/1/30	9,600	9,945
	Exxon Mobil Corp.	2.019%	8/16/24	6,300	6,036
	Exxon Mobil Corp.	2.992%	3/19/25	47,100	45,403
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	26,134
	Exxon Mobil Corp.	2.275%	8/16/26	24,225	22,429
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	8,529
	Exxon Mobil Corp.	3.482%	3/19/30	21,000	19,564
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	22,223
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	8,849
	Exxon Mobil Corp.	4.227%	3/19/40	26,450	23,806
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	11,145
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	11,460
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	13,246
	Exxon Mobil Corp.	4.327%	3/19/50	28,390	25,107
	Exxon Mobil Corp.	3.452%	4/15/51	25,641	19,436
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	3.800%	11/15/25	602	585
	Halliburton Co.	2.920%	3/1/30	10,200	8,760
	Halliburton Co.	4.850%	11/15/35	16,325	15,117
	Halliburton Co.	6.700%	9/15/38	16,880	17,913
	Halliburton Co.	4.500%	11/15/41	3,500	2,920
	Halliburton Co.	4.750%	8/1/43	14,075	12,036
	Halliburton Co.	5.000%	11/15/45	21,117	18,722
	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	4,372
	Hess Corp.	3.500%	7/15/24	2,750	2,669
	Hess Corp.	4.300%	4/1/27	11,460	10,968
	Hess Corp.	7.300%	8/15/31	4,760	5,174
	Hess Corp.	7.125%	3/15/33	5,780	6,229
	Hess Corp.	6.000%	1/15/40	15,050	14,840
	Hess Corp.	5.600%	2/15/41	12,672	11,999
	Hess Corp.	5.800%	4/1/47	600	575
	HF Sinclair Corp.	5.875%	4/1/26	8,008	8,029
	HF Sinclair Corp.	4.500%	10/1/30	5,300	4,640
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,660
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,990	7,888
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	11,593
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,094
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	3,337
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	4,895
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	6,955
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	9,308
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	9,859
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	4,926
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	1,924
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	5,066
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	8,656
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	3,759
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	5,542
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	4,398
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	8,530
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	2,363
	Kinder Morgan Inc.	4.300%	6/1/25	13,295	13,051
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,412
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	4,792
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	6,049
[4]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,042
[4]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	8,950
	Kinder Morgan Inc.	4.800%	2/1/33	9,000	8,347
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	8,653
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	22,655
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	7,616
	Kinder Morgan Inc.	5.200%	3/1/48	2,100	1,835
	Kinder Morgan Inc.	3.250%	8/1/50	5,200	3,372
	Kinder Morgan Inc.	3.600%	2/15/51	10,000	6,913
	Kinder Morgan Inc.	5.450%	8/1/52	9,000	8,128
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	9,026
	Magellan Midstream Partners LP	3.250%	6/1/30	11,150	9,724

41

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Magellan Midstream Partners LP	5.150%	10/15/43	3,775	3,284
Magellan Midstream Partners LP	4.250%	9/15/46	5,285	3,986
Magellan Midstream Partners LP	4.200%	10/3/47	10,710	8,074
Magellan Midstream Partners LP	4.850%	2/1/49	500	416
Magellan Midstream Partners LP	3.950%	3/1/50	7,450	5,489
Marathon Oil Corp.	4.400%	7/15/27	15,100	14,419
Marathon Oil Corp.	6.800%	3/15/32	5,755	5,925
Marathon Oil Corp.	6.600%	10/1/37	8,457	8,427
Marathon Oil Corp.	5.200%	6/1/45	3,148	2,693
Marathon Petroleum Corp.	3.625%	9/15/24	7,400	7,205
Marathon Petroleum Corp.	4.700%	5/1/25	12,000	11,824
Marathon Petroleum Corp.	5.125%	12/15/26	10,000	9,961
Marathon Petroleum Corp.	3.800%	4/1/28	3,825	3,535
Marathon Petroleum Corp.	6.500%	3/1/41	13,232	13,653
Marathon Petroleum Corp.	4.750%	9/15/44	8,395	7,028
Marathon Petroleum Corp.	4.500%	4/1/48	7,685	6,109
Marathon Petroleum Corp.	5.000%	9/15/54	4,425	3,723
MPLX LP	4.875%	12/1/24	19,058	18,887
MPLX LP	4.000%	2/15/25	6,000	5,814
MPLX LP	4.875%	6/1/25	13,424	13,269
MPLX LP	1.750%	3/1/26	16,519	14,746
MPLX LP	4.125%	3/1/27	10,525	9,964
MPLX LP	4.250%	12/1/27	8,960	8,463
MPLX LP	4.000%	3/15/28	19,650	18,303
MPLX LP	4.800%	2/15/29	7,643	7,310
MPLX LP	2.650%	8/15/30	15,341	12,447
MPLX LP	4.950%	9/1/32	5,198	4,874
MPLX LP	4.500%	4/15/38	11,050	9,287
MPLX LP	5.200%	3/1/47	14,335	12,186
MPLX LP	5.200%	12/1/47	16,225	13,827
MPLX LP	4.700%	4/15/48	9,495	7,575
MPLX LP	5.500%	2/15/49	11,690	10,341
MPLX LP	4.950%	3/14/52	15,000	12,317
MPLX LP	4.900%	4/15/58	4,500	3,535
NOV Inc.	3.950%	12/1/42	7,700	5,366
ONEOK Inc.	2.750%	9/1/24	2,070	1,983
ONEOK Inc.	2.200%	9/15/25	7,000	6,429
ONEOK Inc.	5.850%	1/15/26	3,367	3,414
ONEOK Inc.	4.000%	7/13/27	9,250	8,713
ONEOK Inc.	4.550%	7/15/28	8,241	7,787
ONEOK Inc.	4.350%	3/15/29	9,600	8,902
ONEOK Inc.	3.400%	9/1/29	13,025	11,261
ONEOK Inc.	3.100%	3/15/30	8,000	6,713
ONEOK Inc.	6.350%	1/15/31	7,000	7,133
ONEOK Inc.	6.000%	6/15/35	5,428	5,253
ONEOK Inc.	4.950%	7/13/47	9,164	7,438
ONEOK Inc.	5.200%	7/15/48	8,100	6,787
ONEOK Inc.	4.450%	9/1/49	8,210	6,147
ONEOK Inc.	4.500%	3/15/50	4,085	3,065
ONEOK Inc.	7.150%	1/15/51	2,900	2,957
ONEOK Partners LP	4.900%	3/15/25	5,039	4,971
ONEOK Partners LP	6.650%	10/1/36	15,153	15,215
ONEOK Partners LP	6.850%	10/15/37	6,725	6,812
ONEOK Partners LP	6.125%	2/1/41	750	712
ONEOK Partners LP	6.200%	9/15/43	4,185	3,980
Ovintiv Exploration Inc.	5.375%	1/1/26	1,300	1,288
Ovintiv Inc.	7.375%	11/1/31	5,000	5,366
Ovintiv Inc.	6.500%	8/15/34	8,443	8,539
Ovintiv Inc.	6.625%	8/15/37	11,375	11,455
Ovintiv Inc.	6.500%	2/1/38	4,200	4,163
Phillips 66	0.900%	2/15/24	4,000	3,828
Phillips 66	3.850%	4/9/25	7,700	7,504
Phillips 66	1.300%	2/15/26	2,800	2,503
Phillips 66	3.900%	3/15/28	5,250	4,961
Phillips 66	2.150%	12/15/30	9,000	7,198
Phillips 66	4.650%	11/15/34	13,650	12,738
Phillips 66	5.875%	5/1/42	9,587	9,829
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66	4.875%	11/15/44	14,925	13,711
	Phillips 66	3.300%	3/15/52	10,900	7,562
[7]	Phillips 66 Co.	2.450%	12/15/24	1,964	1,848
[7]	Phillips 66 Co.	3.605%	2/15/25	5,400	5,227
[7]	Phillips 66 Co.	3.550%	10/1/26	6,075	5,697
[7]	Phillips 66 Co.	3.750%	3/1/28	2,000	1,845
[7]	Phillips 66 Co.	3.150%	12/15/29	5,275	4,601
[7]	Phillips 66 Co.	4.680%	2/15/45	4,740	4,122
	Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	5,703
	Pioneer Natural Resources Co.	1.900%	8/15/30	11,865	9,310
	Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	7,931
	Plains All American Pipeline LP	3.600%	11/1/24	15,150	14,671
	Plains All American Pipeline LP	4.650%	10/15/25	11,466	11,227
	Plains All American Pipeline LP	4.500%	12/15/26	10,450	10,047
	Plains All American Pipeline LP	3.550%	12/15/29	8,200	7,127
	Plains All American Pipeline LP	3.800%	9/15/30	7,300	6,347
	Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,044
	Plains All American Pipeline LP	5.150%	6/1/42	5,130	4,164
	Plains All American Pipeline LP	4.300%	1/31/43	945	680
	Plains All American Pipeline LP	4.700%	6/15/44	8,580	6,494
	Plains All American Pipeline LP	4.900%	2/15/45	5,289	4,128
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	26,178	26,187
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	21,556
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,000	12,142
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	16,000	15,696
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	19,837
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,795	19,314
[7]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	4,065	4,057
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	4,582
	Schlumberger Investment SA	2.650%	6/26/30	10,060	8,624
	Shell International Finance BV	2.000%	11/7/24	17,070	16,232
	Shell International Finance BV	3.250%	5/11/25	30,500	29,562
	Shell International Finance BV	2.875%	5/10/26	9,980	9,405
	Shell International Finance BV	2.500%	9/12/26	12,897	11,963
	Shell International Finance BV	3.875%	11/13/28	15,425	14,847
	Shell International Finance BV	2.375%	11/7/29	39,174	33,874
	Shell International Finance BV	2.750%	4/6/30	23,705	20,835
	Shell International Finance BV	4.125%	5/11/35	23,141	21,430
	Shell International Finance BV	6.375%	12/15/38	22,523	24,857
	Shell International Finance BV	2.875%	11/26/41	6,580	4,790
	Shell International Finance BV	3.625%	8/21/42	14,227	11,472
	Shell International Finance BV	4.550%	8/12/43	16,125	14,575
	Shell International Finance BV	4.375%	5/11/45	28,387	24,867
	Shell International Finance BV	4.000%	5/10/46	27,925	23,003
	Shell International Finance BV	3.750%	9/12/46	6,325	5,012
	Shell International Finance BV	3.125%	11/7/49	13,195	9,326
	Shell International Finance BV	3.250%	4/6/50	15,515	11,258
	Shell International Finance BV	3.000%	11/26/51	21,200	14,429
	Spectra Energy Partners LP	4.750%	3/15/24	20,305	20,175
	Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,754
	Spectra Energy Partners LP	3.375%	10/15/26	5,145	4,802
	Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,039
	Spectra Energy Partners LP	4.500%	3/15/45	10,925	8,984
	Suncor Energy Inc.	7.150%	2/1/32	6,407	6,878
	Suncor Energy Inc.	5.950%	12/1/34	1,295	1,289
	Suncor Energy Inc.	6.800%	5/15/38	8,815	9,252
	Suncor Energy Inc.	6.500%	6/15/38	13,285	13,661
	Suncor Energy Inc.	6.850%	6/1/39	2,250	2,368
	Suncor Energy Inc.	4.000%	11/15/47	9,295	7,066
	Suncor Energy Inc.	3.750%	3/4/51	8,350	6,047
	Targa Resources Corp.	4.200%	2/1/33	8,070	6,948
	Targa Resources Corp.	4.950%	4/15/52	15,270	12,139
	Targa Resources Partners LP	6.500%	7/15/27	4,000	4,039
	Targa Resources Partners LP	5.000%	1/15/28	7,000	6,686
	Targa Resources Partners LP	6.875%	1/15/29	7,000	7,069
	Targa Resources Partners LP	5.500%	3/1/30	10,000	9,424

42

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Targa Resources Partners LP	4.875%	2/1/31	10,000	9,035
Targa Resources Partners LP	4.000%	1/15/32	10,000	8,407
TC PipeLines LP	3.900%	5/25/27	7,100	6,711
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	873
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	4,270
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	217
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,530
TotalEnergies Capital International SA	3.700%	1/15/24	12,666	12,497
TotalEnergies Capital International SA	3.750%	4/10/24	4,000	3,949
TotalEnergies Capital International SA	2.434%	1/10/25	11,442	10,930
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	17,348
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	9,723
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	11,516
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,053
TotalEnergies Capital International SA	3.127%	5/29/50	16,600	11,803
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	4,918
TotalEnergies Capital SA	3.883%	10/11/28	6,350	6,138
TransCanada PipeLines Ltd.	1.000%	10/12/24	11,000	10,189
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	5,970
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	9,594
TransCanada PipeLines Ltd.	4.100%	4/15/30	26,700	24,480
TransCanada PipeLines Ltd.	2.500%	10/12/31	11,000	8,741
TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	18,294
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,072
TransCanada PipeLines Ltd.	5.850%	3/15/36	5,025	4,961
TransCanada PipeLines Ltd.	6.200%	10/15/37	18,175	18,555
TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	12,211
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	5,541
TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	12,201
TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	6,826
TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	17,092
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	10,665
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,200	10,530
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	12,636
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	997
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	2,302
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	2,713
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	4,000	3,063
Valero Energy Corp.	2.150%	9/15/27	6,600	5,790
Valero Energy Corp.	4.350%	6/1/28	11,262	10,877
Valero Energy Corp.	2.800%	12/1/31	5,150	4,201
Valero Energy Corp.	7.500%	4/15/32	7,131	8,024
Valero Energy Corp.	6.625%	6/15/37	18,035	19,281
Valero Energy Corp.	4.900%	3/15/45	4,900	4,368
Valero Energy Corp.	3.650%	12/1/51	10,000	7,083
Valero Energy Corp.	4.000%	6/1/52	2,000	1,509
Valero Energy Partners LP	4.500%	3/15/28	3,090	2,999
Williams Cos. Inc.	4.300%	3/4/24	11,400	11,250
Williams Cos. Inc.	4.550%	6/24/24	14,050	13,894
Williams Cos. Inc.	3.900%	1/15/25	22,560	21,984
Williams Cos. Inc.	4.000%	9/15/25	7,275	7,069
Williams Cos. Inc.	3.750%	6/15/27	12,000	11,311
Williams Cos. Inc.	3.500%	11/15/30	12,510	10,959
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Williams Cos. Inc.	7.500%	1/15/31	550	603
	Williams Cos. Inc.	2.600%	3/15/31	12,000	9,737
	Williams Cos. Inc.	4.650%	8/15/32	17,370	16,202
	Williams Cos. Inc.	6.300%	4/15/40	12,920	13,233
	Williams Cos. Inc.	5.800%	11/15/43	8,000	7,618
	Williams Cos. Inc.	5.400%	3/4/44	9,250	8,439
	Williams Cos. Inc.	5.750%	6/24/44	6,700	6,385
	Williams Cos. Inc.	4.900%	1/15/45	8,178	6,955
	Williams Cos. Inc.	5.100%	9/15/45	10,038	8,780
	Williams Cos. Inc.	4.850%	3/1/48	3,000	2,556
	Williams Cos. Inc.	3.500%	10/15/51	4,200	2,875
	Williams Cos. Inc.	5.300%	8/15/52	10,000	9,008
					4,223,996
Financials (7.9%)
	ACE Capital Trust II	9.700%	4/1/30	725	899
[4]	Aegon NV	5.500%	4/11/48	4,000	3,601
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,970	5,913
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,000	4,849
	AerCap Ireland Capital DAC	1.650%	10/29/24	49,105	45,346
[4]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,000	9,222
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	1,957
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,204	19,509
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	8,611
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	8,813
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	9,721
	AerCap Ireland Capital DAC	2.450%	10/29/26	39,000	34,108
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	11,062
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	20,480
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	14,120
	AerCap Ireland Capital DAC	3.000%	10/29/28	40,000	33,572
	AerCap Ireland Capital DAC	3.300%	1/30/32	68,500	53,520
	AerCap Ireland Capital DAC	3.400%	10/29/33	11,500	8,747
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	10,595
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,085
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,908	10,480
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,576	9,664
	Aflac Inc.	1.125%	3/15/26	2,000	1,771
	Aflac Inc.	2.875%	10/15/26	7,775	7,229
	Aflac Inc.	3.600%	4/1/30	27,801	25,154
	Aflac Inc.	4.000%	10/15/46	6,700	5,132
	Aflac Inc.	4.750%	1/15/49	9,075	8,099
[4]	Air Lease Corp.	4.250%	2/1/24	10,350	10,171
[4]	Air Lease Corp.	0.700%	2/15/24	5,000	4,725
	Air Lease Corp.	0.800%	8/18/24	6,000	5,531
	Air Lease Corp.	4.250%	9/15/24	600	588
[4]	Air Lease Corp.	2.300%	2/1/25	4,500	4,195
	Air Lease Corp.	3.250%	3/1/25	11,202	10,637
	Air Lease Corp.	3.375%	7/1/25	7,000	6,602
[4]	Air Lease Corp.	2.875%	1/15/26	8,734	8,087
[4]	Air Lease Corp.	3.750%	6/1/26	2,680	2,511
	Air Lease Corp.	1.875%	8/15/26	10,000	8,705
	Air Lease Corp.	2.200%	1/15/27	5,000	4,365
	Air Lease Corp.	3.625%	4/1/27	6,569	5,991
	Air Lease Corp.	3.625%	12/1/27	6,800	6,155
	Air Lease Corp.	2.100%	9/1/28	5,000	4,081
	Air Lease Corp.	4.625%	10/1/28	6,300	5,901
	Air Lease Corp.	3.250%	10/1/29	4,265	3,630
[4]	Air Lease Corp.	3.000%	2/1/30	10,300	8,617
	Air Lease Corp.	2.875%	1/15/32	19,650	15,675
	Aircastle Ltd.	4.250%	6/15/26	18,771	17,672
	Alleghany Corp.	4.900%	9/15/44	4,575	4,214
	Alleghany Corp.	3.250%	8/15/51	11,750	8,332
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,150
	Allstate Corp.	0.750%	12/15/25	4,000	3,553
	Allstate Corp.	3.280%	12/15/26	7,950	7,546
	Allstate Corp.	1.450%	12/15/30	14,000	10,681

43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	5.350%	6/1/33	1,700	1,693
	Allstate Corp.	5.550%	5/9/35	975	995
	Allstate Corp.	5.950%	4/1/36	925	970
	Allstate Corp.	4.500%	6/15/43	5,950	5,271
	Allstate Corp.	4.200%	12/15/46	2,265	1,874
	Allstate Corp.	3.850%	8/10/49	16,280	12,675
[4]	Allstate Corp.	6.500%	5/15/57	5,775	5,603
	Ally Financial Inc.	1.450%	10/2/23	15,345	14,864
	Ally Financial Inc.	3.875%	5/21/24	19,700	19,202
	Ally Financial Inc.	5.125%	9/30/24	18,218	18,064
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,026
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,697
	Ally Financial Inc.	7.100%	11/15/27	24,247	24,720
[4]	Ally Financial Inc.	8.000%	11/1/31	27,425	28,289
	Ally Financial Inc.	8.000%	11/1/31	2,250	2,336
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,361	5,102
	American Express Co.	0.750%	11/3/23	9,000	8,699
	American Express Co.	3.400%	2/22/24	10,000	9,822
	American Express Co.	2.500%	7/30/24	8,300	7,987
	American Express Co.	3.000%	10/30/24	37,849	36,638
	American Express Co.	3.625%	12/5/24	19,560	19,057
	American Express Co.	2.250%	3/4/25	6,800	6,424
	American Express Co.	4.200%	11/6/25	11,265	11,133
	American Express Co.	3.125%	5/20/26	9,338	8,802
	American Express Co.	1.650%	11/4/26	9,600	8,508
	American Express Co.	2.550%	3/4/27	31,536	28,718
	American Express Co.	3.300%	5/3/27	38,035	35,581
	American Express Co.	5.850%	11/5/27	8,000	8,312
	American Express Co.	4.989%	5/26/33	5,000	4,819
	American Express Co.	4.420%	8/3/33	9,990	9,469
	American Express Co.	4.050%	12/3/42	11,223	9,646
	American Financial Group Inc.	5.250%	4/2/30	4,396	4,312
	American Financial Group Inc.	4.500%	6/15/47	6,893	5,485
	American International Group Inc.	4.125%	2/15/24	1,563	1,546
	American International Group Inc.	2.500%	6/30/25	21,120	19,897
	American International Group Inc.	3.900%	4/1/26	5,235	5,064
	American International Group Inc.	4.200%	4/1/28	6,915	6,563
	American International Group Inc.	4.250%	3/15/29	2,397	2,243
	American International Group Inc.	3.400%	6/30/30	12,000	10,588
	American International Group Inc.	4.700%	7/10/35	2,706	2,425
	American International Group Inc.	6.250%	5/1/36	15,405	16,255
	American International Group Inc.	4.500%	7/16/44	4,106	3,549
	American International Group Inc.	4.800%	7/10/45	10,577	9,461
	American International Group Inc.	4.750%	4/1/48	2,629	2,349
[4]	American International Group Inc.	5.750%	4/1/48	7,950	7,597
	American International Group Inc.	4.375%	6/30/50	3,645	3,104
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,386
	Ameriprise Financial Inc.	3.000%	4/2/25	700	671
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	15,128
	Ameriprise Financial Inc.	4.500%	5/13/32	3,000	2,899
[4]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,121
[4]	Aon Corp.	8.205%	1/1/27	3,000	3,140
	Aon Corp.	2.850%	5/28/27	4,365	3,996
	Aon Corp.	4.500%	12/15/28	10,500	10,110
	Aon Corp.	3.750%	5/2/29	1,280	1,185
	Aon Corp.	2.800%	5/15/30	16,672	14,235
	Aon Corp.	2.600%	12/2/31	3,000	2,446
	Aon Corp.	6.250%	9/30/40	4,650	4,758
	Aon Corp.	2.900%	8/23/51	7,500	4,761
	Aon Corp.	3.900%	2/28/52	600	464
	Aon Global Ltd.	3.500%	6/14/24	10,100	9,863
	Aon Global Ltd.	3.875%	12/15/25	5,774	5,629
	Aon Global Ltd.	4.600%	6/14/44	8,451	7,204
	Aon Global Ltd.	4.750%	5/15/45	1,104	951
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	4,513
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	2,777
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,218
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	5,679
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	8,784
	Ares Capital Corp.	4.200%	6/10/24	6,610	6,382
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,476
	Ares Capital Corp.	3.250%	7/15/25	23,468	21,589
	Ares Capital Corp.	3.875%	1/15/26	5,300	4,865
	Ares Capital Corp.	2.150%	7/15/26	6,000	5,089
	Ares Capital Corp.	2.875%	6/15/27	11,278	9,567
	Ares Capital Corp.	3.200%	11/15/31	8,700	6,372
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	4,726
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	7,004
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,270
	Associated Banc-Corp	4.250%	1/15/25	500	487
	Assurant Inc.	4.200%	9/27/23	1,126	1,113
	Assurant Inc.	4.900%	3/27/28	1,600	1,535
	Assurant Inc.	3.700%	2/22/30	1,300	1,103
	Assurant Inc.	6.750%	2/15/34	917	930
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,938	2,925
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	1,683
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	1,303
	Athene Holding Ltd.	4.125%	1/12/28	12,525	11,517
	Athene Holding Ltd.	6.150%	4/3/30	11,425	11,512
	Athene Holding Ltd.	3.500%	1/15/31	21,558	17,757
	Athene Holding Ltd.	3.950%	5/25/51	14,500	9,884
	Athene Holding Ltd.	3.450%	5/15/52	4,300	2,655
[4]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,163
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	11,515	11,555
	AXA SA	8.600%	12/15/30	7,660	9,242
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,306
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,403
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,280
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,586
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,467
	Banco Santander SA	2.706%	6/27/24	4,393	4,217
	Banco Santander SA	3.496%	3/24/25	27,200	26,242
	Banco Santander SA	2.746%	5/28/25	5,000	4,681
	Banco Santander SA	5.147%	8/18/25	10,100	10,002
	Banco Santander SA	5.179%	11/19/25	12,510	12,352
	Banco Santander SA	1.849%	3/25/26	27,116	24,076
	Banco Santander SA	4.250%	4/11/27	18,975	18,079
	Banco Santander SA	5.294%	8/18/27	7,500	7,317
	Banco Santander SA	3.800%	2/23/28	9,800	8,894
	Banco Santander SA	4.175%	3/24/28	25,000	23,170
	Banco Santander SA	4.379%	4/12/28	7,800	7,326
	Banco Santander SA	3.490%	5/28/30	6,000	5,066
	Banco Santander SA	2.749%	12/3/30	15,000	11,485
	Banco Santander SA	2.958%	3/25/31	17,900	14,357
[4]	Bank of America Corp.	4.125%	1/22/24	2,000	1,982
[4]	Bank of America Corp.	3.550%	3/5/24	63,855	63,617
[4]	Bank of America Corp.	4.000%	4/1/24	2,000	1,975
[4]	Bank of America Corp.	4.200%	8/26/24	45,489	44,786
[4]	Bank of America Corp.	4.000%	1/22/25	50,180	49,117
[4]	Bank of America Corp.	3.458%	3/15/25	20,250	19,728
[4]	Bank of America Corp.	3.950%	4/21/25	32,350	31,515
	Bank of America Corp.	0.976%	4/22/25	50,000	46,864
	Bank of America Corp.	3.841%	4/25/25	20,200	19,718
[4]	Bank of America Corp.	3.875%	8/1/25	13,623	13,263
[4]	Bank of America Corp.	3.093%	10/1/25	30,925	29,628
[4]	Bank of America Corp.	2.456%	10/22/25	11,675	11,030
[4]	Bank of America Corp.	1.530%	12/6/25	12,835	11,840

44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	3.366%	1/23/26	37,994	36,243
[4]	Bank of America Corp.	2.015%	2/13/26	2,355	2,184
[4]	Bank of America Corp.	4.450%	3/3/26	22,051	21,604
[4]	Bank of America Corp.	3.384%	4/2/26	31,414	29,993
[4]	Bank of America Corp.	3.500%	4/19/26	28,565	27,276
[4]	Bank of America Corp.	1.319%	6/19/26	17,500	15,763
	Bank of America Corp.	4.827%	7/22/26	10,000	9,888
[4]	Bank of America Corp.	4.250%	10/22/26	14,515	14,034
[4]	Bank of America Corp.	1.197%	10/24/26	15,000	13,361
[4]	Bank of America Corp.	1.658%	3/11/27	15,000	13,255
[4]	Bank of America Corp.	3.559%	4/23/27	49,330	46,223
	Bank of America Corp.	1.734%	7/22/27	51,550	45,185
[4]	Bank of America Corp.	3.248%	10/21/27	53,700	49,632
[4]	Bank of America Corp.	4.183%	11/25/27	5,000	4,749
[4]	Bank of America Corp.	3.824%	1/20/28	30,992	28,933
[4]	Bank of America Corp.	3.705%	4/24/28	25,875	23,979
	Bank of America Corp.	4.376%	4/27/28	20,050	19,170
[4]	Bank of America Corp.	3.593%	7/21/28	47,625	43,861
	Bank of America Corp.	4.948%	7/22/28	50,000	48,862
	Bank of America Corp.	6.204%	11/10/28	20,500	21,103
[4]	Bank of America Corp.	3.419%	12/20/28	100,985	91,597
[4]	Bank of America Corp.	3.970%	3/5/29	10,000	9,231
[4]	Bank of America Corp.	2.087%	6/14/29	25,000	21,029
[4]	Bank of America Corp.	4.271%	7/23/29	40,000	37,362
[4]	Bank of America Corp.	3.974%	2/7/30	10,000	9,084
[4]	Bank of America Corp.	3.194%	7/23/30	2,865	2,466
[4]	Bank of America Corp.	2.884%	10/22/30	38,825	32,613
[4]	Bank of America Corp.	2.496%	2/13/31	5,955	4,838
[4]	Bank of America Corp.	2.592%	4/29/31	53,048	43,274
[4]	Bank of America Corp.	1.898%	7/23/31	20,800	15,992
[4]	Bank of America Corp.	1.922%	10/24/31	25,000	19,083
[4]	Bank of America Corp.	2.651%	3/11/32	13,300	10,649
	Bank of America Corp.	2.687%	4/22/32	112,675	90,148
	Bank of America Corp.	2.299%	7/21/32	34,000	26,175
	Bank of America Corp.	2.572%	10/20/32	26,399	20,709
	Bank of America Corp.	2.972%	2/4/33	40,000	32,253
	Bank of America Corp.	4.571%	4/27/33	20,050	18,371
	Bank of America Corp.	5.015%	7/22/33	65,500	62,145
	Bank of America Corp.	2.482%	9/21/36	21,340	15,732
	Bank of America Corp.	6.110%	1/29/37	22,087	22,486
	Bank of America Corp.	3.846%	3/8/37	22,155	18,325
[4]	Bank of America Corp.	4.244%	4/24/38	36,831	31,504
	Bank of America Corp.	7.750%	5/14/38	13,175	15,369
[4]	Bank of America Corp.	4.078%	4/23/40	23,405	19,461
[4]	Bank of America Corp.	2.676%	6/19/41	58,925	39,811
[4]	Bank of America Corp.	5.875%	2/7/42	5,235	5,296
	Bank of America Corp.	3.311%	4/22/42	47,505	34,932
[4]	Bank of America Corp.	5.000%	1/21/44	14,777	13,572
[4]	Bank of America Corp.	4.875%	4/1/44	7,682	6,929
[4]	Bank of America Corp.	4.750%	4/21/45	4,425	3,789
[4]	Bank of America Corp.	4.443%	1/20/48	10,998	9,293
[4]	Bank of America Corp.	3.946%	1/23/49	17,575	13,576
[4]	Bank of America Corp.	4.330%	3/15/50	2,600	2,139
[4]	Bank of America Corp.	4.083%	3/20/51	94,135	74,349
[4]	Bank of America Corp.	2.831%	10/24/51	75	46
[4]	Bank of America Corp.	3.483%	3/13/52	600	427
	Bank of America Corp.	2.972%	7/21/52	31,750	20,033
[4]	Bank of America NA	6.000%	10/15/36	7,400	7,587
[4]	Bank of Montreal	3.300%	2/5/24	7,380	7,242
[4]	Bank of Montreal	2.150%	3/8/24	7,900	7,635
[4]	Bank of Montreal	2.500%	6/28/24	8,700	8,376
[4]	Bank of Montreal	0.625%	7/9/24	20,000	18,688
[4]	Bank of Montreal	4.250%	9/14/24	39,455	38,918
[4]	Bank of Montreal	1.500%	1/10/25	10,700	9,984
[4]	Bank of Montreal	1.850%	5/1/25	24,110	22,520
[4]	Bank of Montreal	3.700%	6/7/25	6,100	5,920
[4]	Bank of Montreal	2.650%	3/8/27	15,825	14,468
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of Montreal	4.700%	9/14/27	5,100	5,049
[4]	Bank of Montreal	4.338%	10/5/28	3,850	3,774
[4]	Bank of Montreal	3.803%	12/15/32	18,390	16,203
[4]	Bank of New York Mellon	5.224%	11/21/25	30,390	30,365
[4]	Bank of New York Mellon Corp.	3.650%	2/4/24	5,100	5,023
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,816
[4]	Bank of New York Mellon Corp.	3.250%	9/11/24	12,422	12,082
[4]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	1,907
[4]	Bank of New York Mellon Corp.	0.850%	10/25/24	4,900	4,559
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	4,533
[4]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,330
[4]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	413
[4]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	8,776
	Bank of New York Mellon Corp.	4.414%	7/24/26	33,000	32,524
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	7,650
	Bank of New York Mellon Corp.	2.050%	1/26/27	3,400	3,060
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	15,989	15,042
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	5,773
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,576	13,679
[4]	Bank of New York Mellon Corp.	3.992%	6/13/28	9,000	8,609
[4]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,293
[4]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,427
	Bank of New York Mellon Corp.	2.500%	1/26/32	9,350	7,599
	Bank of New York Mellon Corp.	5.834%	10/25/33	26,000	27,045
	Bank of Nova Scotia	1.625%	5/1/23	2,000	1,976
	Bank of Nova Scotia	0.700%	4/15/24	10,300	9,730
	Bank of Nova Scotia	5.250%	12/6/24	19,875	19,895
	Bank of Nova Scotia	1.450%	1/10/25	3,380	3,146
	Bank of Nova Scotia	2.200%	2/3/25	35,680	33,609
	Bank of Nova Scotia	3.450%	4/11/25	9,890	9,531
	Bank of Nova Scotia	1.300%	6/11/25	26,000	23,825
	Bank of Nova Scotia	4.500%	12/16/25	19,100	18,738
	Bank of Nova Scotia	1.050%	3/2/26	10,000	8,850
	Bank of Nova Scotia	2.700%	8/3/26	28,496	26,390
	Bank of Nova Scotia	1.300%	9/15/26	10,000	8,744
	Bank of Nova Scotia	1.950%	2/2/27	2,000	1,781
	Bank of Nova Scotia	2.450%	2/2/32	5,650	4,547
	Bank of Nova Scotia	4.588%	5/4/37	10,500	8,962
	Bank One Michigan	8.250%	11/1/24	6,000	6,261
	BankUnited Inc.	4.875%	11/17/25	1,284	1,263
	BankUnited Inc.	5.125%	6/11/30	5,000	4,618
[4]	Barclays plc	4.338%	5/16/24	14,800	14,696
	Barclays plc	3.650%	3/16/25	15,176	14,567
[4]	Barclays plc	3.932%	5/7/25	47,460	46,015
	Barclays plc	4.375%	1/12/26	17,200	16,597
[4]	Barclays plc	2.852%	5/7/26	15,950	14,809
	Barclays plc	5.200%	5/12/26	19,105	18,566
	Barclays plc	7.325%	11/2/26	15,000	15,552
	Barclays plc	2.279%	11/24/27	23,530	20,396
	Barclays plc	4.337%	1/10/28	13,206	12,271
	Barclays plc	4.836%	5/9/28	26,410	24,338
	Barclays plc	7.385%	11/2/28	15,000	15,602
[4]	Barclays plc	4.972%	5/16/29	14,400	13,565
[4]	Barclays plc	5.088%	6/20/30	10,530	9,710
	Barclays plc	2.645%	6/24/31	34,800	27,167
	Barclays plc	2.667%	3/10/32	14,250	10,893
	Barclays plc	2.894%	11/24/32	23,935	18,215
	Barclays plc	5.746%	8/9/33	9,945	9,414
	Barclays plc	7.437%	11/2/33	22,500	23,687
	Barclays plc	3.564%	9/23/35	24,475	18,758
	Barclays plc	3.811%	3/10/42	4,600	3,112
	Barclays plc	3.330%	11/24/42	11,000	7,561
	Barclays plc	5.250%	8/17/45	9,000	8,099
	Barclays plc	4.950%	1/10/47	13,800	11,922
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,619

45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,667
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	3,986
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	12,000	10,410
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,325	3,965
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	12,729	11,476
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	22,477
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	18,730	16,791
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	24,825	16,700
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	6,312
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	27,050	21,832
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	44,889
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	2,594
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,227
	BGC Partners Inc.	4.375%	12/15/25	7,500	7,021
	BlackRock Inc.	3.500%	3/18/24	7,650	7,530
	BlackRock Inc.	3.200%	3/15/27	6,000	5,681
	BlackRock Inc.	3.250%	4/30/29	3,000	2,772
	BlackRock Inc.	2.400%	4/30/30	11,000	9,391
	BlackRock Inc.	1.900%	1/28/31	13,575	10,984
	BlackRock Inc.	2.100%	2/25/32	15,500	12,455
	Blackstone Private Credit Fund	2.350%	11/22/24	3,600	3,295
[7]	Blackstone Private Credit Fund	7.050%	9/29/25	1,600	1,586
	Blackstone Private Credit Fund	2.625%	12/15/26	5,525	4,576
	Blackstone Private Credit Fund	3.250%	3/15/27	5,000	4,214
	Blackstone Secured Lending Fund	3.625%	1/15/26	5,000	4,601
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	4,379
	Blackstone Secured Lending Fund	2.850%	9/30/28	1,075	839
[7]	BNP Paribas SA	3.800%	1/10/24	500	491
[4]	BNP Paribas SA	4.250%	10/15/24	1,330	1,299
	BPCE SA	4.000%	4/15/24	10,980	10,793
[4]	BPCE SA	3.375%	12/2/26	4,001	3,752
[7]	BPCE SA	3.250%	1/11/28	275	247
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	4,757
	Brighthouse Financial Inc.	4.700%	6/22/47	7,415	5,465
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	2,255
	Brookfield Corp.	4.000%	1/15/25	4,796	4,685
	Brookfield Finance Inc.	4.000%	4/1/24	9,920	9,748
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	979
	Brookfield Finance Inc.	3.900%	1/25/28	2,125	1,954
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	17,787
	Brookfield Finance Inc.	4.350%	4/15/30	920	834
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	8,244
	Brookfield Finance Inc.	4.700%	9/20/47	6,350	5,078
	Brookfield Finance Inc.	3.500%	3/30/51	2,825	1,803
	Brookfield Finance LLC	3.450%	4/15/50	12,950	8,212
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,488
	Brown & Brown Inc.	4.500%	3/15/29	6,575	6,071
	Brown & Brown Inc.	2.375%	3/15/31	7,603	5,797
	Brown & Brown Inc.	4.200%	3/17/32	24,730	21,428
	Brown & Brown Inc.	4.950%	3/17/52	6,855	5,602
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	10,369
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	3,000	2,797
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,138
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	48,695	46,733
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,245
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	13,186
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	17,545	16,493
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	43,470	38,340
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,369
	Capital One Financial Corp.	3.900%	1/29/24	4,000	3,950
	Capital One Financial Corp.	3.750%	4/24/24	8,070	7,919
	Capital One Financial Corp.	3.300%	10/30/24	29,194	28,176
	Capital One Financial Corp.	3.200%	2/5/25	22,991	22,139
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,501
	Capital One Financial Corp.	4.200%	10/29/25	13,037	12,601
	Capital One Financial Corp.	2.636%	3/3/26	20,000	18,752
	Capital One Financial Corp.	4.985%	7/24/26	11,208	10,995
	Capital One Financial Corp.	3.750%	7/28/26	19,088	18,020
	Capital One Financial Corp.	3.750%	3/9/27	26,750	25,402
	Capital One Financial Corp.	3.650%	5/11/27	18,040	16,982
	Capital One Financial Corp.	1.878%	11/2/27	13,278	11,611
	Capital One Financial Corp.	3.800%	1/31/28	20,375	19,086
	Capital One Financial Corp.	3.273%	3/1/30	11,120	9,529
	Capital One Financial Corp.	2.359%	7/29/32	4,000	2,881
	Capital One Financial Corp.	2.618%	11/2/32	6,000	4,618
	Capital One Financial Corp.	5.268%	5/10/33	6,640	6,167
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,698
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	4,536
	Charles Schwab Corp.	3.550%	2/1/24	10,180	10,032
	Charles Schwab Corp.	0.750%	3/18/24	5,000	4,753
	Charles Schwab Corp.	3.000%	3/10/25	6,000	5,767
	Charles Schwab Corp.	4.200%	3/24/25	5,000	4,945
	Charles Schwab Corp.	3.625%	4/1/25	6,231	6,068
	Charles Schwab Corp.	3.850%	5/21/25	2,000	1,953
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,121
	Charles Schwab Corp.	0.900%	3/11/26	16,475	14,594
	Charles Schwab Corp.	1.150%	5/13/26	10,000	8,890
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,292
	Charles Schwab Corp.	2.450%	3/3/27	31,290	28,598
	Charles Schwab Corp.	3.300%	4/1/27	13,850	13,117
	Charles Schwab Corp.	3.200%	1/25/28	5,350	4,989
	Charles Schwab Corp.	2.000%	3/20/28	10,000	8,777
	Charles Schwab Corp.	4.000%	2/1/29	5,550	5,280
	Charles Schwab Corp.	3.250%	5/22/29	5,990	5,426
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,255
	Charles Schwab Corp.	4.625%	3/22/30	30	29
	Charles Schwab Corp.	1.650%	3/11/31	12,200	9,489
	Charles Schwab Corp.	2.300%	5/13/31	16,000	13,072
	Charles Schwab Corp.	1.950%	12/1/31	13,985	10,963
	Charles Schwab Corp.	2.900%	3/3/32	11,000	9,347
	Chubb Corp.	6.000%	5/11/37	4,200	4,456
[4]	Chubb Corp.	6.500%	5/15/38	9,705	10,803
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	7,730
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	7,389
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,696	29,416
	Chubb INA Holdings Inc.	1.375%	9/15/30	9,400	7,302
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,001
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	5,134
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,692	17,957
	Chubb INA Holdings Inc.	2.850%	12/15/51	6,000	4,027
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,800	1,823
	CI Financial Corp.	3.200%	12/17/30	11,880	9,028
	CI Financial Corp.	4.100%	6/15/51	9,500	5,640
[4]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	6,780
	Citigroup Inc.	3.500%	5/15/23	22,865	22,746
[4]	Citigroup Inc.	1.678%	5/15/24	5,750	5,668

46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.750%	6/16/24	2,400	2,361
	Citigroup Inc.	4.000%	8/5/24	5,525	5,442
	Citigroup Inc.	3.875%	3/26/25	20,019	19,481
[4]	Citigroup Inc.	3.352%	4/24/25	3,675	3,563
	Citigroup Inc.	3.300%	4/27/25	1,950	1,886
	Citigroup Inc.	0.981%	5/1/25	15,000	14,042
	Citigroup Inc.	4.140%	5/24/25	6,295	6,199
	Citigroup Inc.	4.400%	6/10/25	45,215	44,382
	Citigroup Inc.	5.500%	9/13/25	4,400	4,425
	Citigroup Inc.	1.281%	11/3/25	5,000	4,606
	Citigroup Inc.	3.700%	1/12/26	13,478	12,968
	Citigroup Inc.	2.014%	1/25/26	25,100	23,242
	Citigroup Inc.	4.600%	3/9/26	37,650	37,047
	Citigroup Inc.	3.290%	3/17/26	30,000	28,520
[4]	Citigroup Inc.	3.106%	4/8/26	47,000	44,454
	Citigroup Inc.	3.400%	5/1/26	10,250	9,731
	Citigroup Inc.	5.610%	9/29/26	50,421	50,560
	Citigroup Inc.	3.200%	10/21/26	41,250	38,237
	Citigroup Inc.	4.300%	11/20/26	32,850	31,705
	Citigroup Inc.	1.122%	1/28/27	18,425	16,065
	Citigroup Inc.	4.450%	9/29/27	34,810	33,250
[4]	Citigroup Inc.	3.887%	1/10/28	35,125	32,829
	Citigroup Inc.	6.625%	1/15/28	25	27
[4]	Citigroup Inc.	3.070%	2/24/28	20,000	18,046
	Citigroup Inc.	4.658%	5/24/28	5,570	5,386
[4]	Citigroup Inc.	3.668%	7/24/28	58,950	54,141
	Citigroup Inc.	4.125%	7/25/28	600	559
[4]	Citigroup Inc.	3.520%	10/27/28	30,050	27,369
[4]	Citigroup Inc.	3.980%	3/20/30	8,075	7,292
[4]	Citigroup Inc.	2.976%	11/5/30	38,100	32,026
[4]	Citigroup Inc.	2.666%	1/29/31	3,680	3,019
[4]	Citigroup Inc.	4.412%	3/31/31	78,850	72,478
[4]	Citigroup Inc.	2.572%	6/3/31	5,000	4,044
	Citigroup Inc.	6.625%	6/15/32	3,535	3,713
	Citigroup Inc.	2.520%	11/3/32	18,000	13,976
	Citigroup Inc.	3.057%	1/25/33	48,100	38,838
	Citigroup Inc.	5.875%	2/22/33	3,000	2,974
	Citigroup Inc.	3.785%	3/17/33	54,800	46,999
	Citigroup Inc.	4.910%	5/24/33	8,000	7,500
	Citigroup Inc.	6.000%	10/31/33	6,135	6,169
	Citigroup Inc.	6.270%	11/17/33	58,000	59,853
	Citigroup Inc.	6.125%	8/25/36	11,118	11,133
[4]	Citigroup Inc.	3.878%	1/24/39	13,125	10,862
	Citigroup Inc.	8.125%	7/15/39	13,096	16,097
[4]	Citigroup Inc.	5.316%	3/26/41	69,175	66,649
	Citigroup Inc.	5.875%	1/30/42	13,339	13,450
	Citigroup Inc.	2.904%	11/3/42	2,290	1,593
	Citigroup Inc.	6.675%	9/13/43	1,780	1,926
	Citigroup Inc.	4.950%	11/7/43	8,250	6,598
	Citigroup Inc.	5.300%	5/6/44	8,700	7,840
	Citigroup Inc.	4.650%	7/30/45	8,275	7,124
	Citigroup Inc.	4.750%	5/18/46	4,658	3,853
[4]	Citigroup Inc.	4.281%	4/24/48	2,125	1,741
	Citigroup Inc.	4.650%	7/23/48	9,785	8,508
	Citizens Bank NA	6.064%	10/24/25	6,000	6,063
[4]	Citizens Bank NA	3.750%	2/18/26	11,241	10,774
	Citizens Bank NA	4.575%	8/9/28	6,075	5,861
	Citizens Financial Group Inc.	2.850%	7/27/26	950	879
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	8,882
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	6,085
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	1,830
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	5,907
	CME Group Inc.	3.750%	6/15/28	2,671	2,575
	CME Group Inc.	5.300%	9/15/43	7,840	8,072
	CME Group Inc.	4.150%	6/15/48	9,762	8,716
	CNA Financial Corp.	3.950%	5/15/24	7,955	7,818
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,615
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,640
	CNA Financial Corp.	3.900%	5/1/29	11,450	10,469
	CNA Financial Corp.	2.050%	8/15/30	2,445	1,926
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	1,987
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	4,279
[4]	Comerica Bank	4.000%	7/27/25	3,332	3,226
	Comerica Inc.	3.800%	7/22/26	850	811
	Comerica Inc.	4.000%	2/1/29	300	281
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	461
	Cooperatieve Rabobank UA	0.375%	1/12/24	26,450	25,204
	Cooperatieve Rabobank UA	3.875%	8/22/24	7,000	6,879
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,000	3,743
[4]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	11,709
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	8,953
[4]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	11,240
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	671
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	19,570
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	26,304
[7]	Corebridge Financial Inc.	3.500%	4/4/25	11,000	10,544
[7]	Corebridge Financial Inc.	3.650%	4/5/27	12,000	11,179
[7]	Corebridge Financial Inc.	3.850%	4/5/29	16,288	14,838
[7]	Corebridge Financial Inc.	3.900%	4/5/32	24,500	21,460
[7]	Corebridge Financial Inc.	4.350%	4/5/42	11,815	9,662
[7]	Corebridge Financial Inc.	4.400%	4/5/52	12,285	9,794
	Credit Suisse AG	1.000%	5/5/23	42,944	42,048
	Credit Suisse AG	0.495%	2/2/24	2,500	2,321
	Credit Suisse AG	4.750%	8/9/24	8,200	7,833
[4]	Credit Suisse AG	3.625%	9/9/24	7,847	7,324
	Credit Suisse Group AG	3.750%	3/26/25	32,302	29,171
	Credit Suisse Group AG	4.550%	4/17/26	27,406	24,383
[7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	4,743
[7]	Credit Suisse Group AG	4.194%	4/1/31	16,143	12,592
	Credit Suisse Group AG	4.875%	5/15/45	14,580	10,026
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	4,840
[4]	Deutsche Bank AG	3.700%	5/30/24	4,700	4,562
[4]	Deutsche Bank AG	2.222%	9/18/24	9,295	8,975
	Deutsche Bank AG	1.447%	4/1/25	3,550	3,299
	Deutsche Bank AG	4.500%	4/1/25	15,618	14,866
[4]	Deutsche Bank AG	3.961%	11/26/25	15,000	14,342
[4]	Deutsche Bank AG	4.100%	1/13/26	7,825	7,477
	Deutsche Bank AG	1.686%	3/19/26	10,000	8,972
	Deutsche Bank AG	6.119%	7/14/26	40,000	39,794
	Deutsche Bank AG	2.129%	11/24/26	10,500	9,262
	Deutsche Bank AG	2.311%	11/16/27	24,792	21,063
	Deutsche Bank AG	5.882%	7/8/31	2,282	1,981
[4]	Deutsche Bank AG	3.547%	9/18/31	6,000	4,817
	Deutsche Bank AG	3.729%	1/14/32	15,895	11,706
	Deutsche Bank AG	4.875%	12/1/32	14,405	12,028
	Deutsche Bank AG	3.742%	1/7/33	13,126	9,397
	Discover Bank	2.450%	9/12/24	11,400	10,831
[4]	Discover Bank	4.250%	3/13/26	6,203	5,933
[4]	Discover Bank	3.450%	7/27/26	29,330	27,015
[4]	Discover Bank	4.650%	9/13/28	3,000	2,811
[4]	Discover Bank	2.700%	2/6/30	8,000	6,406
	Discover Financial Services	3.950%	11/6/24	15,810	15,393
	Discover Financial Services	3.750%	3/4/25	12,486	12,025
	Discover Financial Services	4.500%	1/30/26	18,350	17,781
	Discover Financial Services	4.100%	2/9/27	15,300	14,400
	Eaton Vance Corp.	3.500%	4/6/27	5,053	4,705
	Enstar Group Ltd.	4.950%	6/1/29	7,960	7,272
	Enstar Group Ltd.	3.100%	9/1/31	5,000	3,651
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	1,996
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	14,895
	Equitable Holdings Inc.	5.000%	4/20/48	15,180	13,327
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	2,744

47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	7,386
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	6,836
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	5,686
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,088
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,078
[7]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	7,600	7,137
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	3,640
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	5,304
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	5,842
	Fifth Third Bancorp	4.300%	1/16/24	7,050	6,983
	Fifth Third Bancorp	3.650%	1/25/24	13,138	12,945
	Fifth Third Bancorp	2.375%	1/28/25	3,825	3,628
	Fifth Third Bancorp	2.550%	5/5/27	2,208	1,987
	Fifth Third Bancorp	1.707%	11/1/27	4,466	3,941
	Fifth Third Bancorp	3.950%	3/14/28	9,400	8,982
	Fifth Third Bancorp	4.055%	4/25/28	4,865	4,621
	Fifth Third Bancorp	6.361%	10/27/28	10,000	10,296
	Fifth Third Bancorp	4.772%	7/28/30	5,000	4,761
	Fifth Third Bancorp	4.337%	4/25/33	5,300	4,854
	Fifth Third Bancorp	8.250%	3/1/38	14,786	18,251
[4]	Fifth Third Bank NA	3.950%	7/28/25	14,197	13,967
	Fifth Third Bank NA	5.852%	10/27/25	10,000	10,093
[4]	Fifth Third Bank NA	3.850%	3/15/26	22,432	21,414
[4]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,067
	First American Financial Corp.	4.600%	11/15/24	4,650	4,577
	First American Financial Corp.	4.000%	5/15/30	3,130	2,642
	First American Financial Corp.	2.400%	8/15/31	7,000	5,118
	First Horizon Corp.	4.000%	5/26/25	3,000	2,916
[4]	First Republic Bank	4.375%	8/1/46	1,725	1,310
[4]	First Republic Bank	4.625%	2/13/47	2,675	2,100
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	1,845	1,882
	Franklin BSP Lending Corp.	3.250%	3/30/26	3,000	2,620
	Franklin Resources Inc.	2.850%	3/30/25	3,000	2,859
	Franklin Resources Inc.	1.600%	10/30/30	6,000	4,613
	Franklin Resources Inc.	2.950%	8/12/51	4,000	2,488
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,235
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,571
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	9,562
	FS KKR Capital Corp.	2.625%	1/15/27	5,000	4,180
	FS KKR Capital Corp.	3.125%	10/12/28	3,700	2,993
	GATX Corp.	3.250%	3/30/25	2,300	2,194
	GATX Corp.	3.250%	9/15/26	2,800	2,607
	GATX Corp.	3.850%	3/30/27	4,885	4,568
	GATX Corp.	3.500%	3/15/28	7,000	6,339
	GATX Corp.	4.550%	11/7/28	2,585	2,452
	GATX Corp.	4.700%	4/1/29	4,000	3,812
	GATX Corp.	4.000%	6/30/30	13,315	11,839
	GATX Corp.	1.900%	6/1/31	6,599	4,916
	GATX Corp.	3.500%	6/1/32	975	810
	GATX Corp.	5.200%	3/15/44	325	281
	GATX Corp.	4.500%	3/30/45	2,175	1,682
	GATX Corp.	3.100%	6/1/51	6,000	3,605
	GE Capital Funding LLC	3.450%	5/15/25	17,350	16,669
	GE Capital Funding LLC	4.550%	5/15/32	1,099	1,043
	Globe Life Inc.	4.550%	9/15/28	3,200	3,110
	Globe Life Inc.	2.150%	8/15/30	4,450	3,504
	Goldman Sachs BDC Inc.	3.750%	2/10/25	165	159
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,408
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	9,764
	Goldman Sachs Group Inc.	3.625%	2/20/24	33,000	32,440
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	29,569
	Goldman Sachs Group Inc.	3.000%	3/15/24	44,084	42,988
[4]	Goldman Sachs Group Inc.	3.850%	7/8/24	5,513	5,408
	Goldman Sachs Group Inc.	5.700%	11/1/24	16,506	16,694
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	18,965
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	1.757%	1/24/25	29,700	28,424
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,280
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	9,154
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,292
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	40,091
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	49,897
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	17,657
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	3,947
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	48,584
	Goldman Sachs Group Inc.	1.431%	3/9/27	42,015	36,761
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	18,142
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	21,818
	Goldman Sachs Group Inc.	2.640%	2/24/28	5,000	4,449
	Goldman Sachs Group Inc.	3.615%	3/15/28	26,580	24,679
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	9,575	8,895
	Goldman Sachs Group Inc.	4.482%	8/23/28	26,020	24,888
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	37,751
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	50,180
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	3,339
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	34,065
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	20,001
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	54,422
	Goldman Sachs Group Inc.	2.383%	7/21/32	16,745	12,981
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	49,877
	Goldman Sachs Group Inc.	3.102%	2/24/33	49,350	40,242
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	8,765
	Goldman Sachs Group Inc.	6.750%	10/1/37	46,135	49,136
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	57,447	47,116
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	27,035
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,856	9,230
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	17,591
	Goldman Sachs Group Inc.	3.436%	2/24/43	10,000	7,369
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	28,220	24,931
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	27,940
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	3,249
	Golub Capital BDC Inc.	3.375%	4/15/24	6,290	6,033
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,056
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,040
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	5,855
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	8,644
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	119
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	6,421
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	1,845
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	388
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	4,204
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	8,685
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	3,781
[4]	HSBC Bank USA NA	5.875%	11/1/34	500	473
[4]	HSBC Bank USA NA	7.000%	1/15/39	7,726	8,342
	HSBC Holdings plc	3.600%	5/25/23	15,300	15,212
	HSBC Holdings plc	4.250%	3/14/24	10,600	10,416
[4]	HSBC Holdings plc	3.950%	5/18/24	59,700	59,189
	HSBC Holdings plc	1.162%	11/22/24	25,000	23,787
[4]	HSBC Holdings plc	3.803%	3/11/25	13,625	13,270
	HSBC Holdings plc	0.976%	5/24/25	20,000	18,502
	HSBC Holdings plc	4.250%	8/18/25	2,500	2,407
[4]	HSBC Holdings plc	2.633%	11/7/25	13,475	12,693
	HSBC Holdings plc	4.180%	12/9/25	7,000	6,795
	HSBC Holdings plc	4.300%	3/8/26	32,820	31,759
	HSBC Holdings plc	2.999%	3/10/26	23,489	22,075

48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	HSBC Holdings plc	1.645%	4/18/26	31,615	28,547
	HSBC Holdings plc	3.900%	5/25/26	68,300	65,142
[4]	HSBC Holdings plc	2.099%	6/4/26	33,327	30,379
[4]	HSBC Holdings plc	4.292%	9/12/26	41,045	39,383
	HSBC Holdings plc	7.336%	11/3/26	15,000	15,601
	HSBC Holdings plc	4.375%	11/23/26	23,330	22,424
	HSBC Holdings plc	1.589%	5/24/27	25,000	21,545
	HSBC Holdings plc	2.251%	11/22/27	30,440	26,369
[4]	HSBC Holdings plc	4.041%	3/13/28	12,700	11,713
	HSBC Holdings plc	4.755%	6/9/28	11,315	10,714
	HSBC Holdings plc	5.210%	8/11/28	19,060	18,355
[4]	HSBC Holdings plc	2.013%	9/22/28	31,992	26,699
	HSBC Holdings plc	7.390%	11/3/28	15,000	15,743
[4]	HSBC Holdings plc	4.583%	6/19/29	48,192	44,307
	HSBC Holdings plc	2.206%	8/17/29	31,700	25,603
	HSBC Holdings plc	4.950%	3/31/30	21,025	20,082
[4]	HSBC Holdings plc	3.973%	5/22/30	24,815	21,688
[4]	HSBC Holdings plc	2.848%	6/4/31	35,100	28,055
[4]	HSBC Holdings plc	2.357%	8/18/31	16,500	12,640
[4]	HSBC Holdings plc	7.625%	5/17/32	575	576
	HSBC Holdings plc	2.804%	5/24/32	27,900	21,537
	HSBC Holdings plc	2.871%	11/22/32	40,145	30,742
[4]	HSBC Holdings plc	7.350%	11/27/32	600	570
	HSBC Holdings plc	4.762%	3/29/33	18,700	16,182
	HSBC Holdings plc	5.402%	8/11/33	12,575	11,681
	HSBC Holdings plc	8.113%	11/3/33	20,000	21,195
[4]	HSBC Holdings plc	6.500%	5/2/36	15,575	15,077
[4]	HSBC Holdings plc	6.500%	9/15/37	27,201	26,189
[4]	HSBC Holdings plc	6.800%	6/1/38	5,908	5,862
	HSBC Holdings plc	6.100%	1/14/42	5,325	5,561
	HSBC Holdings plc	5.250%	3/14/44	30,738	26,033
	HSBC USA Inc.	3.500%	6/23/24	11,475	11,171
	Huntington Bancshares Inc.	2.625%	8/6/24	4,500	4,321
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	16,104
	Huntington Bancshares Inc.	4.443%	8/4/28	15,856	15,070
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,592
	Huntington Bancshares Inc.	5.023%	5/17/33	4,650	4,416
	Huntington Bancshares Inc.	2.487%	8/15/36	3,900	2,823
	Huntington National Bank	5.699%	11/18/25	10,000	10,030
[4]	Huntington National Bank	4.270%	11/25/26	3,375	3,166
	Huntington National Bank	4.552%	5/17/28	5,000	4,820
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	8,755
	ING Groep NV	3.550%	4/9/24	7,200	7,045
	ING Groep NV	3.869%	3/28/26	7,800	7,487
	ING Groep NV	3.950%	3/29/27	10,500	9,905
	ING Groep NV	1.726%	4/1/27	12,822	11,294
	ING Groep NV	4.017%	3/28/28	10,470	9,778
	ING Groep NV	4.550%	10/2/28	4,000	3,818
	ING Groep NV	4.050%	4/9/29	3,655	3,366
	ING Groep NV	2.727%	4/1/32	3,000	2,384
	ING Groep NV	4.252%	3/28/33	10,000	8,839
	Intercontinental Exchange Inc.	3.750%	12/1/25	19,090	18,588
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	6,590
	Intercontinental Exchange Inc.	4.000%	9/15/27	9,429	9,109
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,139
	Intercontinental Exchange Inc.	4.350%	6/15/29	30,586	29,590
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	12,845
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,055	17,347
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,444	22,486
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,940	4,828
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	934
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	13,301
	Intercontinental Exchange Inc.	4.950%	6/15/52	15,000	13,918
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	11,852
	Intercontinental Exchange Inc.	5.200%	6/15/62	17,500	16,612
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	1,421
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invesco Finance plc	4.000%	1/30/24	14,250	14,136
	Invesco Finance plc	3.750%	1/15/26	5,010	4,810
	Invesco Finance plc	5.375%	11/30/43	7,125	6,617
	Jackson Financial Inc.	3.125%	11/23/31	5,475	4,221
	Jackson Financial Inc.	4.000%	11/23/51	5,800	3,694
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,689	2,645
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,425	11,230
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,235	1,280
	Jefferies Financial Group Inc.	4.150%	1/23/30	13,010	11,625
	Jefferies Financial Group Inc.	2.750%	10/15/32	4,000	3,004
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,055	3,081
	Jefferies Financial Group Inc.	6.500%	1/20/43	4,305	4,204
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	5,970
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	5,964
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	6,261	6,158
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	42,858
	JPMorgan Chase & Co.	3.125%	1/23/25	18,808	18,155
	JPMorgan Chase & Co.	0.563%	2/16/25	17,785	16,775
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	50,010	48,606
	JPMorgan Chase & Co.	0.824%	6/1/25	34,700	32,366
	JPMorgan Chase & Co.	0.969%	6/23/25	25,000	23,312
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	24,796
	JPMorgan Chase & Co.	0.768%	8/9/25	10,000	9,225
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	10,261
	JPMorgan Chase & Co.	1.561%	12/10/25	39,202	36,273
	JPMorgan Chase & Co.	5.546%	12/15/25	22,000	22,001
	JPMorgan Chase & Co.	2.595%	2/24/26	25,000	23,515
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	27,766
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	35,791
	JPMorgan Chase & Co.	4.080%	4/26/26	30,555	29,707
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	34,126
	JPMorgan Chase & Co.	2.950%	10/1/26	58,625	54,690
	JPMorgan Chase & Co.	7.625%	10/15/26	875	957
	JPMorgan Chase & Co.	1.045%	11/19/26	40,030	35,344
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	27,802
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	6,615
	JPMorgan Chase & Co.	1.040%	2/4/27	16,810	14,638
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	4,401
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	2,795
	JPMorgan Chase & Co.	1.470%	9/22/27	27,500	23,770
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	11,151
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,053
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	36,549
	JPMorgan Chase & Co.	2.947%	2/24/28	1,890	1,711
	JPMorgan Chase & Co.	4.323%	4/26/28	30,000	28,599
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	6,690	6,163
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	21,912
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	59,700
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	53,930	49,957
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	23,517
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	21,819
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	18,332
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	19,567
[4]	JPMorgan Chase & Co.	8.750%	9/1/30	240	278
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	45,715	38,390
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	68,218
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	17,999
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	24,700
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	22,199
	JPMorgan Chase & Co.	2.580%	4/22/32	43,354	34,685
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	33,324
	JPMorgan Chase & Co.	2.963%	1/25/33	13,270	10,788
	JPMorgan Chase & Co.	4.912%	7/25/33	108,700	103,406
	JPMorgan Chase & Co.	5.717%	9/14/33	10,000	9,827
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	13,504
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	31,365

49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.500%	10/15/40	26,584	26,459
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	24,155
	JPMorgan Chase & Co.	5.600%	7/15/41	500	501
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	9,713
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	3,514
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	17,881
	JPMorgan Chase & Co.	5.625%	8/16/43	26,510	25,910
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	3,214
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	13,080
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	20,945
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	3,175
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	43,214
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	9,148
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	25,911
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	26,108
	Kemper Corp.	4.350%	2/15/25	1,500	1,460
	Kemper Corp.	2.400%	9/30/30	5,000	3,870
	Kemper Corp.	3.800%	2/23/32	2,450	2,045
[4]	KeyBank NA	3.300%	6/1/25	5,283	5,082
[4]	KeyBank NA	4.150%	8/8/25	17,870	17,475
[4]	KeyBank NA	3.400%	5/20/26	2,895	2,715
[4]	KeyBank NA	5.850%	11/15/27	7,600	7,822
[4]	KeyBank NA	4.390%	12/14/27	1,860	1,786
[4]	KeyBank NA	6.950%	2/1/28	500	526
[4]	KeyBank NA	4.900%	8/8/32	15,000	13,840
[4]	KeyCorp	4.150%	10/29/25	6,750	6,589
[4]	KeyCorp	4.100%	4/30/28	18,000	17,114
[4]	KeyCorp	2.550%	10/1/29	6,400	5,391
	Lazard Group LLC	3.750%	2/13/25	100	97
	Lazard Group LLC	3.625%	3/1/27	5,075	4,702
	Lazard Group LLC	4.500%	9/19/28	9,350	8,658
	Legg Mason Inc.	4.750%	3/15/26	4,501	4,507
	Legg Mason Inc.	5.625%	1/15/44	5,486	5,367
	Lincoln National Corp.	3.625%	12/12/26	10,150	9,530
	Lincoln National Corp.	3.800%	3/1/28	9,750	8,961
	Lincoln National Corp.	3.050%	1/15/30	9,625	7,949
	Lincoln National Corp.	3.400%	1/15/31	4,217	3,480
	Lincoln National Corp.	6.300%	10/9/37	4,150	4,073
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,108
	Lincoln National Corp.	4.350%	3/1/48	4,100	3,076
	Lincoln National Corp.	4.375%	6/15/50	2,267	1,712
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	34,560
	Lloyds Banking Group plc	3.900%	3/12/24	28,500	27,972
	Lloyds Banking Group plc	0.695%	5/11/24	8,000	7,844
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	6,926
[4]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	13,568
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	23,597
[4]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	18,382
	Lloyds Banking Group plc	3.511%	3/18/26	25,260	24,014
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	24,726
	Lloyds Banking Group plc	4.716%	8/11/26	5,000	4,884
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,073
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	8,649
	Lloyds Banking Group plc	3.750%	3/18/28	22,588	20,826
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	19,412
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	3,880
[4]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	19,088
	Lloyds Banking Group plc	4.976%	8/11/33	30,420	27,898
	Lloyds Banking Group plc	7.953%	11/15/33	8,000	8,478
	Lloyds Banking Group plc	5.300%	12/1/45	8,574	7,330
	Lloyds Banking Group plc	3.369%	12/14/46	14,660	9,579
	Lloyds Banking Group plc	4.344%	1/9/48	325	238
	Loews Corp.	3.200%	5/15/30	6,500	5,733
	Loews Corp.	6.000%	2/1/35	7,275	7,447
	Loews Corp.	4.125%	5/15/43	4,315	3,505
	M&T Bank Corp.	4.000%	7/15/24	3,000	2,940
	M&T Bank Corp.	4.553%	8/16/28	6,605	6,394
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Capital Corp.	3.000%	7/14/26	5,290	4,563
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,111
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	5,100	5,132
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,387
	Manulife Financial Corp.	4.150%	3/4/26	8,850	8,616
	Manulife Financial Corp.	2.484%	5/19/27	6,000	5,399
[4]	Manulife Financial Corp.	4.061%	2/24/32	13,925	12,688
	Manulife Financial Corp.	3.703%	3/16/32	5,200	4,620
	Manulife Financial Corp.	5.375%	3/4/46	8,075	7,788
	Markel Corp.	3.500%	11/1/27	6,175	5,692
	Markel Corp.	3.350%	9/17/29	2,555	2,216
	Markel Corp.	5.000%	4/5/46	4,650	4,042
	Markel Corp.	4.300%	11/1/47	2,200	1,722
	Markel Corp.	5.000%	5/20/49	5,941	5,205
	Markel Corp.	4.150%	9/17/50	620	474
	Markel Corp.	3.450%	5/7/52	7,400	4,978
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	17,351
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	5,483
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,102
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	4,995
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	11,378
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,238
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	16,937
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	2,713
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,116
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	11,094
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	1,545
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,230	2,490
	Mastercard Inc.	3.375%	4/1/24	13,395	13,152
	Mastercard Inc.	2.000%	3/3/25	20,794	19,704
	Mastercard Inc.	2.950%	11/21/26	7,850	7,407
	Mastercard Inc.	3.300%	3/26/27	17,500	16,678
	Mastercard Inc.	3.500%	2/26/28	3,720	3,532
	Mastercard Inc.	2.950%	6/1/29	10,575	9,548
	Mastercard Inc.	3.350%	3/26/30	16,000	14,660
	Mastercard Inc.	1.900%	3/15/31	3,575	2,903
	Mastercard Inc.	2.000%	11/18/31	8,000	6,447
	Mastercard Inc.	3.800%	11/21/46	5,700	4,781
	Mastercard Inc.	3.950%	2/26/48	5,110	4,377
	Mastercard Inc.	3.650%	6/1/49	8,030	6,544
	Mastercard Inc.	3.850%	3/26/50	15,406	12,920
	Mastercard Inc.	2.950%	3/15/51	7,000	4,976
	Mercury General Corp.	4.400%	3/15/27	3,265	3,062
[4]	MetLife Inc.	4.368%	9/15/23	3,275	3,261
	MetLife Inc.	3.600%	4/10/24	15,943	15,659
	MetLife Inc.	3.000%	3/1/25	8,475	8,162
	MetLife Inc.	3.600%	11/13/25	7,891	7,672
	MetLife Inc.	4.550%	3/23/30	22,524	22,182
	MetLife Inc.	6.375%	6/15/34	3,445	3,827
[4]	MetLife Inc.	6.400%	12/15/36	16,231	15,785
[4]	MetLife Inc.	10.750%	8/1/39	500	668
	MetLife Inc.	5.875%	2/6/41	12,892	13,268
	MetLife Inc.	4.125%	8/13/42	18,975	16,090
	MetLife Inc.	4.875%	11/13/43	10,919	10,148
	MetLife Inc.	4.721%	12/15/44	9,535	8,636
	MetLife Inc.	4.050%	3/1/45	1,835	1,531
	MetLife Inc.	5.000%	7/15/52	11,395	10,934
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,011
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	2,940
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,300	27,673
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	14,237
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	15,022
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	10,862

50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	454
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	5,000	4,946
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	14,410	14,318
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	623
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	3,460	3,335
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	27,751
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,161
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	39,080
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	10,000	8,812
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	17,616
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	21,700	20,445
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	10,700	10,445
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	4,566
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	11,780	11,672
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	9,228
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,225	29,970
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	11,468
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	10,416
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	7,711
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	20,036
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	13,200	10,509
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	18,000	16,199
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	10,700	10,229
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	7,884
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	639
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	13,322
[4]	Mizuho Financial Group Inc.	0.849%	9/8/24	200	193
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	16,937
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,036
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,141
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	17,313
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	8,703
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	13,432
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,167
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	14,708
[4]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,035
[4]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	16,718
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	15,560
[4]	Morgan Stanley	4.100%	5/22/23	30,425	30,315
[4]	Morgan Stanley	3.875%	4/29/24	26,540	26,135
[4]	Morgan Stanley	3.700%	10/23/24	24,500	23,931
[4]	Morgan Stanley	0.791%	1/22/25	57,500	54,454
	Morgan Stanley	0.790%	5/30/25	12,315	11,475
[4]	Morgan Stanley	2.720%	7/22/25	1,700	1,626
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley	4.000%	7/23/25	51,975	50,790
[4]	Morgan Stanley	1.164%	10/21/25	30,000	27,604
	Morgan Stanley	5.000%	11/24/25	50,940	50,775
[4]	Morgan Stanley	3.875%	1/27/26	45,564	44,125
[4]	Morgan Stanley	2.188%	4/28/26	9,400	8,723
	Morgan Stanley	4.679%	7/17/26	25,000	24,594
[4]	Morgan Stanley	3.125%	7/27/26	52,700	49,163
[4]	Morgan Stanley	6.250%	8/9/26	15,996	16,655
[4]	Morgan Stanley	4.350%	9/8/26	40,070	38,947
	Morgan Stanley	6.138%	10/16/26	20,000	20,454
	Morgan Stanley	0.985%	12/10/26	12,225	10,729
	Morgan Stanley	3.625%	1/20/27	27,278	25,751
	Morgan Stanley	3.950%	4/23/27	8,255	7,811
	Morgan Stanley	1.593%	5/4/27	22,265	19,546
[4]	Morgan Stanley	1.512%	7/20/27	17,900	15,545
	Morgan Stanley	2.475%	1/21/28	20,000	17,767
[4]	Morgan Stanley	3.591%	7/22/28	44,833	41,208
	Morgan Stanley	6.296%	10/18/28	36,060	37,171
[4]	Morgan Stanley	3.772%	1/24/29	2,725	2,494
[4]	Morgan Stanley	4.431%	1/23/30	11,000	10,269
[4]	Morgan Stanley	2.699%	1/22/31	49,555	41,011
[4]	Morgan Stanley	3.622%	4/1/31	116,400	101,827
[4]	Morgan Stanley	1.794%	2/13/32	92,325	69,202
	Morgan Stanley	7.250%	4/1/32	8,000	8,984
[4]	Morgan Stanley	1.928%	4/28/32	13,850	10,464
[4]	Morgan Stanley	2.239%	7/21/32	20,000	15,323
[4]	Morgan Stanley	2.511%	10/20/32	20,000	15,632
	Morgan Stanley	2.943%	1/21/33	17,950	14,558
	Morgan Stanley	4.889%	7/20/33	20,000	18,784
	Morgan Stanley	6.342%	10/18/33	27,060	28,310
	Morgan Stanley	2.484%	9/16/36	30,000	21,883
	Morgan Stanley	5.297%	4/20/37	10,000	9,150
[4]	Morgan Stanley	3.971%	7/22/38	4,600	3,863
[4]	Morgan Stanley	4.457%	4/22/39	831	730
	Morgan Stanley	3.217%	4/22/42	13,000	9,604
	Morgan Stanley	6.375%	7/24/42	29,625	32,275
	Morgan Stanley	4.300%	1/27/45	38,144	32,428
	Morgan Stanley	4.375%	1/22/47	225	192
[4]	Morgan Stanley	5.597%	3/24/51	22,386	22,359
[4]	Morgan Stanley	2.802%	1/25/52	24,075	14,951
[4,6]	Morgan Stanley, SOFR + 0.466%	4.766%	11/10/23	29,750	29,634
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	5,250	4,980
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,630	3,535
[4]	Munich Re America Corp.	7.450%	12/15/26	4,533	4,899
	Nasdaq Inc.	3.850%	6/30/26	9,350	9,025
	Nasdaq Inc.	1.650%	1/15/31	6,700	5,126
	Nasdaq Inc.	2.500%	12/21/40	9,500	6,163
	Nasdaq Inc.	3.250%	4/28/50	3,288	2,219
	Nasdaq Inc.	3.950%	3/7/52	5,850	4,477
	National Australia Bank Ltd.	5.132%	11/22/24	6,000	6,016
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,201
[4]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	20,553
[4]	National Bank of Canada	0.550%	11/15/24	7,000	6,701
[7]	Nationwide Building Society	3.900%	7/21/25	2,000	1,922
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	718
[4]	NatWest Group plc	4.269%	3/22/25	16,500	16,115
	NatWest Group plc	4.800%	4/5/26	1,700	1,662
	NatWest Group plc	7.472%	11/10/26	50,465	52,548
[4]	NatWest Group plc	3.073%	5/22/28	37,279	33,296
	NatWest Group plc	5.516%	9/30/28	5,000	4,951
[4]	NatWest Group plc	4.892%	5/18/29	15,800	14,894
[4]	NatWest Group plc	3.754%	11/1/29	2,825	2,621
[4]	NatWest Group plc	5.076%	1/27/30	30,500	28,697
[4]	NatWest Group plc	4.445%	5/8/30	2,155	1,956

51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NatWest Group plc	3.032%	11/28/35	5,000	3,689
	Nomura Holdings Inc.	2.648%	1/16/25	400	378
	Nomura Holdings Inc.	5.099%	7/3/25	5,000	4,949
	Nomura Holdings Inc.	1.851%	7/16/25	13,300	12,107
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	10,473
	Nomura Holdings Inc.	2.329%	1/22/27	16,700	14,639
	Nomura Holdings Inc.	5.386%	7/6/27	10,000	9,866
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	8,267
	Nomura Holdings Inc.	5.605%	7/6/29	10,000	9,809
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	18,615
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	5,381
	Northern Trust Corp.	3.950%	10/30/25	8,750	8,570
	Northern Trust Corp.	4.000%	5/10/27	2,500	2,442
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,260
	Northern Trust Corp.	3.150%	5/3/29	4,200	3,812
[4]	Northern Trust Corp.	3.375%	5/8/32	4,950	4,507
	Northern Trust Corp.	6.125%	11/2/32	12,715	13,441
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	1,899
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,900	4,198
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,223
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,322
	Old Republic International Corp.	3.850%	6/11/51	9,000	6,187
	ORIX Corp.	3.250%	12/4/24	2,000	1,924
	ORIX Corp.	3.700%	7/18/27	8,150	7,629
	ORIX Corp.	2.250%	3/9/31	9,000	7,086
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	987
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,441
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	9,581
	Owl Rock Capital Corp.	4.250%	1/15/26	6,816	6,281
	Owl Rock Capital Corp.	3.400%	7/15/26	8,000	7,005
	Owl Rock Capital Corp.	2.625%	1/15/27	9,900	8,172
	Owl Rock Capital Corp.	2.875%	6/11/28	2,000	1,583
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	3,000	2,446
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,141
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	1,711
[4]	PNC Bank NA	3.300%	10/30/24	3,850	3,747
[4]	PNC Bank NA	2.950%	2/23/25	5,750	5,520
[4]	PNC Bank NA	3.250%	6/1/25	14,133	13,621
[4]	PNC Bank NA	4.200%	11/1/25	9,374	9,141
[4]	PNC Bank NA	3.100%	10/25/27	275	258
[4]	PNC Bank NA	3.250%	1/22/28	10,775	10,070
[4]	PNC Bank NA	4.050%	7/26/28	13,750	12,964
[4]	PNC Bank NA	2.700%	10/22/29	9,500	8,007
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	17,060
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,223	20,972
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	9,258
	PNC Financial Services Group Inc.	3.150%	5/19/27	24,319	22,717
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	12,279
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	14,408
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	10,365
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,000	20,906
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	8,705
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	17,164
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	2,782
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	4,903
	Principal Financial Group Inc.	6.050%	10/15/36	425	437
	Principal Financial Group Inc.	4.625%	9/15/42	3,400	2,843
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	3,984
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	6,638
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	6.625%	3/1/29	2,150	2,348
	Progressive Corp.	3.200%	3/26/30	7,617	6,842
	Progressive Corp.	6.250%	12/1/32	4,000	4,363
	Progressive Corp.	4.350%	4/25/44	6,219	5,327
	Progressive Corp.	4.125%	4/15/47	10,509	8,848
	Progressive Corp.	4.200%	3/15/48	4,196	3,526
	Progressive Corp.	3.950%	3/26/50	12,359	9,944
	Progressive Corp.	3.700%	3/15/52	16,210	12,471
	Prospect Capital Corp.	3.706%	1/22/26	10,000	8,775
[4]	Prudential Financial Inc.	3.878%	3/27/28	4,025	3,855
[4]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,658
[4]	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,712
[4]	Prudential Financial Inc.	5.700%	12/14/36	4,720	4,871
[4]	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,504
[4]	Prudential Financial Inc.	3.000%	3/10/40	5,830	4,347
[4]	Prudential Financial Inc.	6.625%	6/21/40	8,020	8,679
[4]	Prudential Financial Inc.	6.200%	11/15/40	580	600
[4]	Prudential Financial Inc.	5.100%	8/15/43	2,775	2,466
[4]	Prudential Financial Inc.	5.200%	3/15/44	7,875	7,573
[4]	Prudential Financial Inc.	4.600%	5/15/44	5,600	5,003
[4]	Prudential Financial Inc.	5.375%	5/15/45	4,850	4,695
[4]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,361
	Prudential Financial Inc.	3.905%	12/7/47	26,333	21,026
[4]	Prudential Financial Inc.	4.418%	3/27/48	250	214
[4]	Prudential Financial Inc.	5.700%	9/15/48	3,000	2,874
	Prudential Financial Inc.	3.935%	12/7/49	14,404	11,307
[4]	Prudential Financial Inc.	3.700%	10/1/50	7,000	5,990
[4]	Prudential Financial Inc.	3.700%	3/13/51	8,700	6,616
	Prudential Financial Inc.	5.125%	3/1/52	2,000	1,804
	Prudential plc	3.125%	4/14/30	13,340	11,612
	Prudential plc	3.625%	3/24/32	2,000	1,771
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	19,053
	Raymond James Financial Inc.	4.950%	7/15/46	11,555	10,349
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	9,445
[4]	Regions Bank	6.450%	6/26/37	1,514	1,570
	Regions Financial Corp.	2.250%	5/18/25	8,100	7,576
	Regions Financial Corp.	1.800%	8/12/28	4,000	3,394
	Regions Financial Corp.	7.375%	12/10/37	7,000	7,871
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,444
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	7,647
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	3,658
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,422
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,284
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	915
[4]	Royal Bank of Canada	0.425%	1/19/24	11,625	11,095
[4]	Royal Bank of Canada	2.550%	7/16/24	7,800	7,527
	Royal Bank of Canada	0.650%	7/29/24	10,000	9,340
[4]	Royal Bank of Canada	0.750%	10/7/24	8,800	8,184
	Royal Bank of Canada	5.660%	10/25/24	10,000	10,116
[4]	Royal Bank of Canada	2.250%	11/1/24	35,000	33,375
[4]	Royal Bank of Canada	1.600%	1/21/25	3,500	3,273
	Royal Bank of Canada	3.375%	4/14/25	26,610	25,765
[4]	Royal Bank of Canada	1.150%	6/10/25	18,645	17,084
[4]	Royal Bank of Canada	0.875%	1/20/26	12,800	11,377
[4]	Royal Bank of Canada	4.650%	1/27/26	6,400	6,320
	Royal Bank of Canada	1.200%	4/27/26	10,000	8,901
[4]	Royal Bank of Canada	1.400%	11/2/26	7,700	6,768
[4]	Royal Bank of Canada	2.050%	1/21/27	3,780	3,399
	Royal Bank of Canada	3.625%	5/4/27	27,851	26,518
[4]	Royal Bank of Canada	4.240%	8/3/27	5,000	4,876
	Royal Bank of Canada	6.000%	11/1/27	22,150	23,065
[4]	Royal Bank of Canada	2.300%	11/3/31	38,500	30,900
	Royal Bank of Canada	3.875%	5/4/32	10,600	9,669
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	4,860

52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	18,096
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	31,789
	Santander Holdings USA Inc.	4.400%	7/13/27	42,150	40,199
	Santander UK Group Holdings plc	1.089%	3/15/25	25,370	23,745
[4]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	8,803
	Santander UK Group Holdings plc	6.833%	11/21/26	8,000	8,110
	Santander UK Group Holdings plc	2.469%	1/11/28	12,756	10,910
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	3,567
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	6,183
	Santander UK plc	4.000%	3/13/24	14,850	14,671
	Santander UK plc	2.875%	6/18/24	3,997	3,855
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	2,332
[4]	Signature Bank	4.000%	10/15/30	2,000	1,824
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,696
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	623
[7]	Societe Generale SA	3.000%	1/22/30	2,000	1,630
[7]	Standard Chartered plc	4.644%	4/1/31	2,000	1,799
	State Street Corp.	3.100%	5/15/23	19,007	18,876
	State Street Corp.	3.700%	11/20/23	373	369
	State Street Corp.	3.300%	12/16/24	5,000	4,876
	State Street Corp.	3.550%	8/18/25	24,325	23,677
[4]	State Street Corp.	2.354%	11/1/25	15,115	14,419
	State Street Corp.	2.901%	3/30/26	2,000	1,901
	State Street Corp.	2.650%	5/19/26	14,355	13,506
	State Street Corp.	5.751%	11/4/26	10,000	10,272
	State Street Corp.	5.820%	11/4/28	10,000	10,330
[4]	State Street Corp.	4.141%	12/3/29	2,250	2,124
	State Street Corp.	2.400%	1/24/30	16,130	13,701
	State Street Corp.	2.200%	3/3/31	5,000	3,997
	State Street Corp.	4.164%	8/4/33	10,000	9,230
[4]	State Street Corp.	3.031%	11/1/34	4,850	4,088
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,211
	Stifel Financial Corp.	4.250%	7/18/24	9,738	9,546
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	5,792
[4]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	9,126
[4]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,507
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,000	9,515
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,428	39,769
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	32,040
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,280	4,049
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,435	9,509
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	9,577	8,439
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,330	19,599
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	16,395
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	10,175	8,827
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	15,222
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,868
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	26,584	23,548
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	4,938
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,363
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	8,252
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	19,275	15,925
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,361
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	22,048
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	12,370
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	11,446
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	6,672
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	15,516
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,000	3,761
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,000	3,084
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	3,137
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	6,686
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	12,316	8,656
	SVB Financial Group	3.500%	1/29/25	3,611	3,466
	SVB Financial Group	1.800%	10/28/26	10,000	8,768
	SVB Financial Group	4.345%	4/29/28	5,400	5,102
	SVB Financial Group	2.100%	5/15/28	2,820	2,348
	SVB Financial Group	3.125%	6/5/30	3,000	2,457
	SVB Financial Group	1.800%	2/2/31	7,700	5,596
	SVB Financial Group	4.570%	4/29/33	5,400	4,751
	Synchrony Bank	5.625%	8/23/27	5,000	4,882
	Synchrony Financial	4.375%	3/19/24	1,625	1,595
	Synchrony Financial	4.250%	8/15/24	2,350	2,297
	Synchrony Financial	4.500%	7/23/25	18,295	17,582
	Synchrony Financial	3.700%	8/4/26	4,325	3,988
	Synchrony Financial	3.950%	12/1/27	7,065	6,307
	Synchrony Financial	5.150%	3/19/29	10,630	10,028
[4]	Toronto-Dominion Bank	0.750%	6/12/23	27,545	27,042
	Toronto-Dominion Bank	0.550%	3/4/24	15,000	14,246
[4]	Toronto-Dominion Bank	2.350%	3/8/24	50,707	49,174
[4]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	19,478
[4]	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,263
[4]	Toronto-Dominion Bank	4.285%	9/13/24	13,100	12,940
	Toronto-Dominion Bank	1.250%	12/13/24	2,000	1,861
[4]	Toronto-Dominion Bank	1.450%	1/10/25	7,050	6,568
	Toronto-Dominion Bank	3.766%	6/6/25	5,300	5,144
[4]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	10,937
[4]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,157
[4]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	7,388
[4]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,164
[4]	Toronto-Dominion Bank	1.950%	1/12/27	8,500	7,591
[4]	Toronto-Dominion Bank	2.800%	3/10/27	20,000	18,316
	Toronto-Dominion Bank	4.108%	6/8/27	14,901	14,390
[4]	Toronto-Dominion Bank	4.693%	9/15/27	13,100	12,951
[4]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	7,872
[4]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	5,893
[4]	Toronto-Dominion Bank	2.450%	1/12/32	6,000	4,852
[4]	Toronto-Dominion Bank	3.200%	3/10/32	16,750	14,435
	Toronto-Dominion Bank	4.456%	6/8/32	24,800	23,575
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,091
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,264
[4]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	9,096
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	5,350
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	1,828
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,061
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	9,507
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	8,069

53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,371
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	4,547
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	6,856
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	588
	Trinity Acquisition plc	4.400%	3/15/26	6,788	6,572
[4]	Truist Bank	3.200%	4/1/24	64,615	63,130
[4]	Truist Bank	2.150%	12/6/24	10,310	9,805
[4]	Truist Bank	1.500%	3/10/25	400	371
[4]	Truist Bank	3.625%	9/16/25	9,909	9,529
[4]	Truist Bank	4.050%	11/3/25	14,588	14,351
[4]	Truist Bank	3.300%	5/15/26	8,024	7,548
[4]	Truist Bank	3.800%	10/30/26	3,450	3,270
[4]	Truist Bank	2.636%	9/17/29	250	234
[4]	Truist Bank	2.250%	3/11/30	23,944	19,333
[4]	Truist Financial Corp.	2.500%	8/1/24	12,525	12,027
[4]	Truist Financial Corp.	2.850%	10/26/24	19,544	18,851
	Truist Financial Corp.	4.000%	5/1/25	9,092	8,901
[4]	Truist Financial Corp.	3.700%	6/5/25	15,098	14,678
[4]	Truist Financial Corp.	1.200%	8/5/25	3,251	2,974
[4]	Truist Financial Corp.	1.267%	3/2/27	12,105	10,746
[4]	Truist Financial Corp.	1.125%	8/3/27	19,085	16,094
[4]	Truist Financial Corp.	3.875%	3/19/29	6,609	6,075
[4]	Truist Financial Corp.	1.887%	6/7/29	2,425	2,038
[4]	Truist Financial Corp.	1.950%	6/5/30	6,643	5,339
[4]	Truist Financial Corp.	4.916%	7/28/33	8,000	7,505
[4]	Truist Financial Corp.	6.123%	10/28/33	8,010	8,418
[7]	UBS Group AG	3.126%	8/13/30	3,955	3,340
	Unum Group	4.000%	6/15/29	2,000	1,805
	Unum Group	5.750%	8/15/42	6,443	5,789
	Unum Group	4.500%	12/15/49	4,839	3,447
	Unum Group	4.125%	6/15/51	7,000	4,798
[4]	US Bancorp	3.700%	1/30/24	13,050	12,881
	US Bancorp	3.375%	2/5/24	11,500	11,302
	US Bancorp	2.400%	7/30/24	13,750	13,224
[4]	US Bancorp	3.600%	9/11/24	2,490	2,439
	US Bancorp	1.450%	5/12/25	8,400	7,795
[4]	US Bancorp	3.950%	11/17/25	17,746	17,359
[4]	US Bancorp	3.100%	4/27/26	4,450	4,207
[4]	US Bancorp	2.375%	7/22/26	17,025	15,715
	US Bancorp	5.727%	10/21/26	5,090	5,187
[4]	US Bancorp	3.150%	4/27/27	21,140	19,871
[4]	US Bancorp	3.900%	4/26/28	4,475	4,291
	US Bancorp	4.548%	7/22/28	24,015	23,527
[4]	US Bancorp	3.000%	7/30/29	9,425	8,276
[4]	US Bancorp	1.375%	7/22/30	8,575	6,655
[4]	US Bancorp	2.677%	1/27/33	5,000	4,128
	US Bancorp	4.967%	7/22/33	10,550	10,029
	US Bancorp	5.850%	10/21/33	27,060	28,107
[4]	US Bank NA	2.050%	1/21/25	8,000	7,576
[4]	US Bank NA	2.800%	1/27/25	23,016	22,179
	Visa Inc.	3.150%	12/14/25	49,932	48,158
	Visa Inc.	1.900%	4/15/27	15,925	14,370
	Visa Inc.	0.750%	8/15/27	7,500	6,399
	Visa Inc.	2.750%	9/15/27	10,550	9,782
	Visa Inc.	2.050%	4/15/30	19,205	16,274
	Visa Inc.	1.100%	2/15/31	8,200	6,307
	Visa Inc.	4.150%	12/14/35	18,730	17,659
	Visa Inc.	2.700%	4/15/40	11,951	9,052
	Visa Inc.	4.300%	12/14/45	34,660	31,683
	Visa Inc.	3.650%	9/15/47	6,950	5,738
	Visa Inc.	2.000%	8/15/50	16,869	9,984
	Voya Financial Inc.	3.650%	6/15/26	3,050	2,892
	Voya Financial Inc.	5.700%	7/15/43	4,550	4,224
	Voya Financial Inc.	4.800%	6/15/46	1,935	1,578
[4]	Voya Financial Inc.	4.700%	1/23/48	12,000	9,151
	W R Berkley Corp.	6.250%	2/15/37	150	153
	W R Berkley Corp.	4.750%	8/1/44	3,780	3,296
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	W R Berkley Corp.	4.000%	5/12/50	4,000	3,047
	W R Berkley Corp.	3.550%	3/30/52	8,000	5,515
	W R Berkley Corp.	3.150%	9/30/61	5,500	3,253
	Wachovia Corp.	6.605%	10/1/25	1,150	1,192
	Wachovia Corp.	7.500%	4/15/35	1,990	2,237
	Wachovia Corp.	5.500%	8/1/35	5,725	5,567
	Wachovia Corp.	6.550%	10/15/35	250	256
	Wells Fargo & Co.	4.480%	1/16/24	6,800	6,757
[4]	Wells Fargo & Co.	3.750%	1/24/24	24,710	24,392
[4]	Wells Fargo & Co.	1.654%	6/2/24	7,680	7,558
[4]	Wells Fargo & Co.	3.000%	2/19/25	12,000	11,500
[4]	Wells Fargo & Co.	0.805%	5/19/25	10,145	9,498
[4]	Wells Fargo & Co.	3.550%	9/29/25	12,672	12,190
[4]	Wells Fargo & Co.	2.406%	10/30/25	56,150	53,173
[4]	Wells Fargo & Co.	2.164%	2/11/26	40,526	37,817
	Wells Fargo & Co.	3.000%	4/22/26	54,060	50,582
[4]	Wells Fargo & Co.	3.908%	4/25/26	31,839	30,923
[4]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,307
[4]	Wells Fargo & Co.	4.100%	6/3/26	27,600	26,668
[4]	Wells Fargo & Co.	4.540%	8/15/26	60,200	59,048
	Wells Fargo & Co.	3.000%	10/23/26	37,703	34,850
[4]	Wells Fargo & Co.	3.196%	6/17/27	15,000	13,925
[4]	Wells Fargo & Co.	4.300%	7/22/27	2,625	2,528
[4]	Wells Fargo & Co.	3.526%	3/24/28	10,000	9,271
[4]	Wells Fargo & Co.	3.584%	5/22/28	19,806	18,346
[4]	Wells Fargo & Co.	2.393%	6/2/28	18,480	16,298
[4]	Wells Fargo & Co.	4.808%	7/25/28	64,000	62,389
[4]	Wells Fargo & Co.	4.150%	1/24/29	2,705	2,541
[4]	Wells Fargo & Co.	2.879%	10/30/30	31,977	27,187
[4]	Wells Fargo & Co.	2.572%	2/11/31	8,855	7,324
[4]	Wells Fargo & Co.	4.478%	4/4/31	88,460	82,907
[4]	Wells Fargo & Co.	3.350%	3/2/33	29,880	25,127
[4]	Wells Fargo & Co.	4.897%	7/25/33	45,010	42,625
[4]	Wells Fargo & Co.	5.950%	12/15/36	2,025	1,926
[4]	Wells Fargo & Co.	3.068%	4/30/41	35,950	25,700
	Wells Fargo & Co.	5.375%	11/2/43	31,354	29,179
	Wells Fargo & Co.	5.606%	1/15/44	17,195	16,669
[4]	Wells Fargo & Co.	4.650%	11/4/44	32,218	27,191
	Wells Fargo & Co.	3.900%	5/1/45	13,742	10,597
[4]	Wells Fargo & Co.	4.900%	11/17/45	20,371	17,613
[4]	Wells Fargo & Co.	4.400%	6/14/46	7,400	5,913
[4]	Wells Fargo & Co.	4.750%	12/7/46	17,941	15,031
[4]	Wells Fargo & Co.	5.013%	4/4/51	69,163	61,522
[4]	Wells Fargo & Co.	4.611%	4/25/53	45,755	38,907
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	3,725
[4]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	11,342
[4]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	11,549
	Western Union Co.	2.850%	1/10/25	5,025	4,797
	Western Union Co.	1.350%	3/15/26	6,000	5,257
	Western Union Co.	2.750%	3/15/31	4,000	3,026
	Western Union Co.	6.200%	11/17/36	5,140	5,096
	Western Union Co.	6.200%	6/21/40	1,430	1,346
	Westpac Banking Corp.	3.300%	2/26/24	2,250	2,211
	Westpac Banking Corp.	5.350%	10/18/24	27,500	27,691
	Westpac Banking Corp.	1.019%	11/18/24	6,000	5,582
	Westpac Banking Corp.	2.350%	2/19/25	6,208	5,887
	Westpac Banking Corp.	2.850%	5/13/26	38,397	35,958
	Westpac Banking Corp.	2.700%	8/19/26	16,621	15,421
	Westpac Banking Corp.	3.350%	3/8/27	30,390	28,622
	Westpac Banking Corp.	5.457%	11/18/27	7,500	7,663
	Westpac Banking Corp.	3.400%	1/25/28	150	140
	Westpac Banking Corp.	1.953%	11/20/28	9,395	8,001
	Westpac Banking Corp.	2.650%	1/16/30	9,250	8,030
[4]	Westpac Banking Corp.	2.894%	2/4/30	31,225	28,627
[4]	Westpac Banking Corp.	4.322%	11/23/31	21,460	20,113
	Westpac Banking Corp.	4.110%	7/24/34	9,021	7,727
	Westpac Banking Corp.	2.668%	11/15/35	20,000	14,859

54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	3.020%	11/18/36	8,010	5,926
	Westpac Banking Corp.	4.421%	7/24/39	125	103
	Westpac Banking Corp.	2.963%	11/16/40	23,750	15,661
	Westpac Banking Corp.	3.133%	11/18/41	10,000	6,604
	Willis North America Inc.	3.600%	5/15/24	5,910	5,752
	Willis North America Inc.	4.650%	6/15/27	7,606	7,356
	Willis North America Inc.	4.500%	9/15/28	5,800	5,461
	Willis North America Inc.	2.950%	9/15/29	4,753	3,997
	Willis North America Inc.	5.050%	9/15/48	5,093	4,278
	Willis North America Inc.	3.875%	9/15/49	8,925	6,348
	XLIT Ltd.	5.250%	12/15/43	4,850	4,729
	XLIT Ltd.	5.500%	3/31/45	4,350	4,131
	Zions Bancorp NA	3.250%	10/29/29	3,090	2,532
					18,209,158
Health Care (2.8%)
	Abbott Laboratories	2.950%	3/15/25	13,868	13,396
	Abbott Laboratories	3.875%	9/15/25	12,146	11,919
	Abbott Laboratories	3.750%	11/30/26	20,486	19,967
	Abbott Laboratories	1.150%	1/30/28	6,500	5,528
	Abbott Laboratories	1.400%	6/30/30	4,000	3,181
	Abbott Laboratories	4.750%	11/30/36	12,210	12,093
	Abbott Laboratories	6.150%	11/30/37	3,830	4,272
	Abbott Laboratories	6.000%	4/1/39	950	1,042
	Abbott Laboratories	5.300%	5/27/40	1,951	1,995
	Abbott Laboratories	4.750%	4/15/43	4,425	4,237
	Abbott Laboratories	4.900%	11/30/46	49,682	48,612
	AbbVie Inc.	2.800%	3/15/23	650	647
	AbbVie Inc.	3.850%	6/15/24	17,975	17,692
	AbbVie Inc.	2.600%	11/21/24	31,465	30,125
	AbbVie Inc.	3.800%	3/15/25	33,973	33,118
	AbbVie Inc.	3.600%	5/14/25	34,698	33,633
	AbbVie Inc.	3.200%	5/14/26	17,230	16,308
	AbbVie Inc.	2.950%	11/21/26	47,215	43,997
	AbbVie Inc.	4.250%	11/14/28	13,945	13,484
	AbbVie Inc.	3.200%	11/21/29	45,093	40,657
	AbbVie Inc.	4.550%	3/15/35	15,987	14,945
	AbbVie Inc.	4.500%	5/14/35	22,503	20,949
	AbbVie Inc.	4.300%	5/14/36	16,275	14,712
	AbbVie Inc.	4.050%	11/21/39	66,357	56,829
	AbbVie Inc.	4.625%	10/1/42	4,810	4,301
	AbbVie Inc.	4.400%	11/6/42	15,693	13,627
	AbbVie Inc.	4.850%	6/15/44	11,816	10,822
	AbbVie Inc.	4.750%	3/15/45	4,083	3,667
	AbbVie Inc.	4.700%	5/14/45	13,695	12,234
	AbbVie Inc.	4.450%	5/14/46	39,181	34,000
	AbbVie Inc.	4.875%	11/14/48	5,041	4,642
	AbbVie Inc.	4.250%	11/21/49	78,854	66,282
	Adventist Health System	2.952%	3/1/29	4,420	3,760
	Adventist Health System	5.430%	3/1/32	3,000	2,956
	Adventist Health System	3.630%	3/1/49	5,495	3,889
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,148
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	638
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	3,379
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	2,348
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	2,065
	Aetna Inc.	3.500%	11/15/24	6,500	6,320
	Aetna Inc.	6.625%	6/15/36	5,400	5,749
	Aetna Inc.	6.750%	12/15/37	5,500	5,875
	Aetna Inc.	4.500%	5/15/42	4,325	3,745
	Aetna Inc.	4.125%	11/15/42	10,363	8,508
	Aetna Inc.	4.750%	3/15/44	3,520	3,114
	Aetna Inc.	3.875%	8/15/47	19,727	15,240
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,227
	Agilent Technologies Inc.	2.750%	9/15/29	2,000	1,722
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	2,566
	Agilent Technologies Inc.	2.300%	3/12/31	10,000	8,092
	AHS Hospital Corp.	5.024%	7/1/45	3,500	3,347
[4]	AHS Hospital Corp.	2.780%	7/1/51	5,000	3,083
[4]	Allina Health System	3.887%	4/15/49	3,750	2,964
	AmerisourceBergen Corp.	3.400%	5/15/24	17,375	16,964
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,517
	AmerisourceBergen Corp.	3.450%	12/15/27	11,525	10,767
	AmerisourceBergen Corp.	2.800%	5/15/30	7,250	6,148
	AmerisourceBergen Corp.	2.700%	3/15/31	10,700	8,877
	AmerisourceBergen Corp.	4.250%	3/1/45	8,132	6,657
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	6,377
	Amgen Inc.	3.625%	5/22/24	17,688	17,362
	Amgen Inc.	1.900%	2/21/25	6,855	6,433
	Amgen Inc.	3.125%	5/1/25	3,100	2,977
	Amgen Inc.	2.600%	8/19/26	21,425	19,802
	Amgen Inc.	2.200%	2/21/27	16,307	14,658
	Amgen Inc.	3.200%	11/2/27	4,430	4,108
	Amgen Inc.	1.650%	8/15/28	16,000	13,368
	Amgen Inc.	4.050%	8/18/29	12,700	11,900
	Amgen Inc.	2.450%	2/21/30	10,955	9,244
	Amgen Inc.	2.300%	2/25/31	41,172	33,534
	Amgen Inc.	2.000%	1/15/32	5,975	4,658
	Amgen Inc.	3.350%	2/22/32	11,000	9,599
	Amgen Inc.	4.200%	3/1/33	12,000	11,136
	Amgen Inc.	3.150%	2/21/40	29,724	21,950
	Amgen Inc.	2.800%	8/15/41	19,975	13,865
	Amgen Inc.	4.950%	10/1/41	12,860	11,786
	Amgen Inc.	5.150%	11/15/41	3,478	3,238
	Amgen Inc.	4.400%	5/1/45	28,205	23,562
	Amgen Inc.	4.563%	6/15/48	5,023	4,322
	Amgen Inc.	3.375%	2/21/50	29,625	20,719
	Amgen Inc.	4.663%	6/15/51	41,193	35,646
	Amgen Inc.	3.000%	1/15/52	11,994	7,709
	Amgen Inc.	4.200%	2/22/52	29,500	23,685
	Amgen Inc.	4.875%	3/1/53	24,700	21,995
	Amgen Inc.	2.770%	9/1/53	6,693	4,043
	Amgen Inc.	4.400%	2/22/62	2,436	1,954
[4]	Ascension Health	2.532%	11/15/29	13,426	11,502
[4]	Ascension Health	3.106%	11/15/39	9,450	7,219
	Ascension Health	3.945%	11/15/46	8,010	6,664
[4]	Ascension Health	4.847%	11/15/53	6,500	6,163
	AstraZeneca Finance LLC	0.700%	5/28/24	13,110	12,366
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	4,455
	AstraZeneca Finance LLC	1.750%	5/28/28	13,000	11,165
	AstraZeneca Finance LLC	2.250%	5/28/31	13,000	10,819
	AstraZeneca plc	3.375%	11/16/25	21,737	21,009
	AstraZeneca plc	0.700%	4/8/26	13,105	11,531
	AstraZeneca plc	4.000%	1/17/29	5,400	5,191
	AstraZeneca plc	1.375%	8/6/30	16,361	12,930
	AstraZeneca plc	6.450%	9/15/37	24,447	27,592
	AstraZeneca plc	4.000%	9/18/42	11,275	9,750
	AstraZeneca plc	4.375%	11/16/45	10,900	9,825
	AstraZeneca plc	4.375%	8/17/48	5,050	4,529
	AstraZeneca plc	2.125%	8/6/50	10,450	6,153
	AstraZeneca plc	3.000%	5/28/51	7,090	5,007
	Banner Health	2.338%	1/1/30	5,000	4,165
	Banner Health	1.897%	1/1/31	1,000	788
	Banner Health	2.907%	1/1/42	3,500	2,560
[4]	Banner Health	3.181%	1/1/50	3,920	2,728
	Banner Health	2.913%	1/1/51	3,150	2,054
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,500	2,047
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	5,250	3,729

55

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxalta Inc.	4.000%	6/23/25	8,678	8,453
	Baxalta Inc.	5.250%	6/23/45	4,188	3,964
	Baxter International Inc.	1.322%	11/29/24	15,700	14,617
	Baxter International Inc.	2.600%	8/15/26	2,789	2,578
	Baxter International Inc.	1.915%	2/1/27	16,400	14,564
	Baxter International Inc.	2.272%	12/1/28	13,000	11,096
	Baxter International Inc.	3.950%	4/1/30	6,025	5,495
	Baxter International Inc.	1.730%	4/1/31	19,375	14,799
	Baxter International Inc.	2.539%	2/1/32	45,000	35,842
	Baxter International Inc.	3.500%	8/15/46	2,725	1,948
	Baxter International Inc.	3.132%	12/1/51	12,995	8,488
[4]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,193
[4]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	2,586
	Baylor Scott & White Holdings	4.185%	11/15/45	4,355	3,674
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	6,912
	Becton Dickinson & Co.	3.363%	6/6/24	7,278	7,100
	Becton Dickinson & Co.	3.734%	12/15/24	3,684	3,592
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	19,733
	Becton Dickinson & Co.	2.823%	5/20/30	10,227	8,767
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	7,901
	Becton Dickinson & Co.	4.298%	8/22/32	11,000	10,305
	Becton Dickinson & Co.	4.875%	5/15/44	940	787
	Becton Dickinson & Co.	4.685%	12/15/44	6,065	5,397
	Becton Dickinson & Co.	4.669%	6/6/47	26,645	23,502
	Becton Dickinson & Co.	3.794%	5/20/50	5,234	4,025
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,230
[4]	BHSH System Obligated Group	3.487%	7/15/49	2,855	2,068
	Biogen Inc.	4.050%	9/15/25	24,320	23,615
	Biogen Inc.	2.250%	5/1/30	18,647	15,156
	Biogen Inc.	3.150%	5/1/50	17,254	11,400
	Biogen Inc.	3.250%	2/15/51	5,119	3,430
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,000	2,768
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,215	5,326
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	1,750	1,657
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,059
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,725	2,115
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	2,099
	Boston Scientific Corp.	3.450%	3/1/24	3,662	3,591
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,323
	Boston Scientific Corp.	2.650%	6/1/30	5,425	4,654
	Boston Scientific Corp.	4.550%	3/1/39	6,841	6,138
	Boston Scientific Corp.	7.375%	1/15/40	1,650	1,914
	Boston Scientific Corp.	4.700%	3/1/49	11,090	10,013
	Bristol-Myers Squibb Co.	2.900%	7/26/24	61,635	59,889
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	7,650
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,517	32,947
	Bristol-Myers Squibb Co.	3.450%	11/15/27	30,341	28,957
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	20,847
	Bristol-Myers Squibb Co.	3.400%	7/26/29	22,430	20,826
	Bristol-Myers Squibb Co.	1.450%	11/13/30	5,265	4,152
	Bristol-Myers Squibb Co.	2.950%	3/15/32	12,000	10,469
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,517	21,858
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,050	4,107
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	8,297
	Bristol-Myers Squibb Co.	4.625%	5/15/44	6,014	5,525
	Bristol-Myers Squibb Co.	4.350%	11/15/47	16,068	14,197
	Bristol-Myers Squibb Co.	4.550%	2/20/48	11,989	10,891
	Bristol-Myers Squibb Co.	4.250%	10/26/49	35,238	30,477
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,700	11,179
	Bristol-Myers Squibb Co.	3.700%	3/15/52	38,472	30,040
	Bristol-Myers Squibb Co.	3.900%	3/15/62	10,250	8,005
	Cardinal Health Inc.	3.079%	6/15/24	9,312	9,042
	Cardinal Health Inc.	3.500%	11/15/24	4,000	3,878
	Cardinal Health Inc.	3.750%	9/15/25	1,975	1,913
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,231
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,428
	Cardinal Health Inc.	4.500%	11/15/44	3,275	2,620
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	4.900%	9/15/45	4,580	3,901
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	3,972
	Centene Corp.	4.250%	12/15/27	25,739	24,170
	Centene Corp.	2.450%	7/15/28	23,984	20,236
	Centene Corp.	4.625%	12/15/29	34,762	31,875
	Centene Corp.	3.375%	2/15/30	6,260	5,298
	Centene Corp.	3.000%	10/15/30	23,030	18,867
	Centene Corp.	2.500%	3/1/31	26,765	20,940
	Centene Corp.	2.625%	8/1/31	14,075	11,055
	Children's Health System of Texas	2.511%	8/15/50	4,150	2,490
[4]	Children's Hospital	2.928%	7/15/50	4,575	2,839
[4]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,327
[4]	Children's Hospital Corp.	2.585%	2/1/50	2,500	1,518
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,143
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,025	1,301
[4]	CHRISTUS Health	4.341%	7/1/28	5,100	4,846
[4]	Cigna Corp.	3.500%	6/15/24	6,330	6,182
[4]	Cigna Corp.	3.250%	4/15/25	21,352	20,567
	Cigna Corp.	4.125%	11/15/25	3,160	3,090
[4]	Cigna Corp.	4.500%	2/25/26	19,300	19,020
	Cigna Corp.	1.250%	3/15/26	7,500	6,685
[4]	Cigna Corp.	3.400%	3/1/27	32,690	30,678
[4]	Cigna Corp.	7.875%	5/15/27	362	398
	Cigna Corp.	4.375%	10/15/28	19,071	18,396
	Cigna Corp.	2.400%	3/15/30	24,363	20,415
	Cigna Corp.	2.375%	3/15/31	19,410	15,876
	Cigna Corp.	4.800%	8/15/38	21,555	20,087
	Cigna Corp.	3.200%	3/15/40	7,600	5,749
[4]	Cigna Corp.	6.125%	11/15/41	4,534	4,705
[4]	Cigna Corp.	5.375%	2/15/42	550	514
[4]	Cigna Corp.	4.800%	7/15/46	14,715	13,229
[4]	Cigna Corp.	3.875%	10/15/47	18,104	13,973
	Cigna Corp.	4.900%	12/15/48	26,515	24,070
	Cigna Corp.	3.400%	3/15/50	32,105	22,780
	Cigna Corp.	3.400%	3/15/51	15,015	10,729
[4]	City of Hope	5.623%	11/15/43	2,000	1,971
[4]	City of Hope	4.378%	8/15/48	7,375	6,109
	CommonSpirit Health	2.760%	10/1/24	5,000	4,795
	CommonSpirit Health	1.547%	10/1/25	3,285	2,956
	CommonSpirit Health	3.347%	10/1/29	7,925	6,867
	CommonSpirit Health	2.782%	10/1/30	3,375	2,776
[4]	CommonSpirit Health	4.350%	11/1/42	4,635	3,896
	CommonSpirit Health	3.817%	10/1/49	6,270	4,693
	CommonSpirit Health	4.187%	10/1/49	3,300	2,563
	CommonSpirit Health	3.910%	10/1/50	4,615	3,413
[4]	Community Health Network Inc.	3.099%	5/1/50	8,250	5,198
[4]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	3,711
	CVS Health Corp.	3.375%	8/12/24	16,365	15,968
	CVS Health Corp.	3.875%	7/20/25	39,564	38,627
	CVS Health Corp.	2.875%	6/1/26	18,860	17,613
	CVS Health Corp.	3.000%	8/15/26	22,000	20,546
	CVS Health Corp.	3.625%	4/1/27	6,100	5,790
	CVS Health Corp.	1.300%	8/21/27	21,439	18,185
	CVS Health Corp.	4.300%	3/25/28	25,823	24,977
	CVS Health Corp.	3.250%	8/15/29	39,630	35,455
	CVS Health Corp.	3.750%	4/1/30	18,347	16,651
	CVS Health Corp.	1.750%	8/21/30	11,925	9,374
	CVS Health Corp.	1.875%	2/28/31	25,630	20,073
	CVS Health Corp.	2.125%	9/15/31	8,000	6,340
	CVS Health Corp.	4.875%	7/20/35	8,475	8,044
	CVS Health Corp.	4.780%	3/25/38	40,100	36,742
	CVS Health Corp.	6.125%	9/15/39	4,950	5,094
	CVS Health Corp.	4.125%	4/1/40	23,475	19,539

56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	2.700%	8/21/40	11,350	7,775
	CVS Health Corp.	5.300%	12/5/43	5,793	5,426
	CVS Health Corp.	5.125%	7/20/45	22,099	20,136
	CVS Health Corp.	5.050%	3/25/48	101,980	92,054
	CVS Health Corp.	4.250%	4/1/50	8,900	7,146
	Danaher Corp.	3.350%	9/15/25	4,300	4,140
	Danaher Corp.	2.600%	10/1/50	13,944	8,926
	Danaher Corp.	2.800%	12/10/51	17,433	11,598
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	2,405
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	5,384
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	9,261
	DH Europe Finance II Sarl	2.600%	11/15/29	9,000	7,874
	DH Europe Finance II Sarl	3.250%	11/15/39	14,480	11,613
	DH Europe Finance II Sarl	3.400%	11/15/49	5,897	4,453
	Dignity Health	3.812%	11/1/24	5,150	4,990
	Dignity Health	4.500%	11/1/42	6,000	5,006
	Dignity Health	5.267%	11/1/64	1,075	925
[4]	Duke University Health System Inc.	3.920%	6/1/47	4,800	3,874
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	4,548
	Elevance Health Inc.	3.500%	8/15/24	15,182	14,804
	Elevance Health Inc.	3.350%	12/1/24	8,272	8,029
	Elevance Health Inc.	2.375%	1/15/25	6,000	5,696
	Elevance Health Inc.	5.350%	10/15/25	1,300	1,315
	Elevance Health Inc.	3.650%	12/1/27	31,571	29,764
	Elevance Health Inc.	4.101%	3/1/28	9,466	9,073
	Elevance Health Inc.	2.875%	9/15/29	6,955	6,100
	Elevance Health Inc.	2.250%	5/15/30	30,808	25,562
	Elevance Health Inc.	2.550%	3/15/31	12,034	10,076
	Elevance Health Inc.	4.100%	5/15/32	8,070	7,497
	Elevance Health Inc.	5.500%	10/15/32	3,400	3,480
	Elevance Health Inc.	5.950%	12/15/34	1,001	1,044
	Elevance Health Inc.	5.850%	1/15/36	1,200	1,227
	Elevance Health Inc.	6.375%	6/15/37	5,865	6,299
	Elevance Health Inc.	4.625%	5/15/42	9,815	8,928
	Elevance Health Inc.	4.650%	1/15/43	10,695	9,684
	Elevance Health Inc.	5.100%	1/15/44	11,855	11,294
	Elevance Health Inc.	4.650%	8/15/44	9,592	8,558
	Elevance Health Inc.	4.375%	12/1/47	12,631	10,878
	Elevance Health Inc.	4.550%	3/1/48	5,240	4,619
	Elevance Health Inc.	3.125%	5/15/50	17,675	12,259
	Elevance Health Inc.	3.600%	3/15/51	8,100	6,098
	Elevance Health Inc.	4.550%	5/15/52	8,070	7,066
	Elevance Health Inc.	6.100%	10/15/52	3,500	3,769
	Elevance Health Inc.	4.850%	8/15/54	2,720	2,304
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,021
	Eli Lilly & Co.	3.375%	3/15/29	4,782	4,480
	Eli Lilly & Co.	3.950%	3/15/49	4,628	4,118
	Eli Lilly & Co.	2.250%	5/15/50	14,737	9,286
	Eli Lilly & Co.	4.150%	3/15/59	2,000	1,737
	Eli Lilly & Co.	2.500%	9/15/60	7,200	4,417
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	1,505
[7]	GE HealthCare Technologies Inc.	5.550%	11/15/24	5,000	5,016
[7]	GE HealthCare Technologies Inc.	5.600%	11/15/25	15,000	15,091
[7]	GE HealthCare Technologies Inc.	5.650%	11/15/27	15,000	15,220
[7]	GE HealthCare Technologies Inc.	5.857%	3/15/30	10,000	10,247
[7]	GE HealthCare Technologies Inc.	5.905%	11/22/32	17,500	18,157
[7]	GE HealthCare Technologies Inc.	6.377%	11/22/52	10,335	11,081
	Gilead Sciences Inc.	0.750%	9/29/23	6,000	5,812
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,114
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	3,690
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	23,211
	Gilead Sciences Inc.	2.950%	3/1/27	25,100	23,378
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	3,822
	Gilead Sciences Inc.	1.650%	10/1/30	3,063	2,429
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	8,907
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	5,663
	Gilead Sciences Inc.	2.600%	10/1/40	11,937	8,364
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	9,010
	Gilead Sciences Inc.	4.800%	4/1/44	18,456	17,025
	Gilead Sciences Inc.	4.500%	2/1/45	15,075	13,221
	Gilead Sciences Inc.	4.750%	3/1/46	13,712	12,397
	Gilead Sciences Inc.	4.150%	3/1/47	17,317	14,337
	Gilead Sciences Inc.	2.800%	10/1/50	30,150	19,512
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	21,388
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	23,203
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	3,510
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	26,189	29,455
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	3,685
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,351
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	3,380
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,334
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	3,584
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	1,797
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	2,610
	HCA Inc.	5.000%	3/15/24	18,690	18,588
	HCA Inc.	5.375%	2/1/25	20,750	20,728
	HCA Inc.	5.250%	4/15/25	18,743	18,630
	HCA Inc.	5.875%	2/15/26	8,500	8,554
	HCA Inc.	5.250%	6/15/26	27,577	27,255
	HCA Inc.	5.375%	9/1/26	10,250	10,151
	HCA Inc.	4.500%	2/15/27	10,413	10,025
[7]	HCA Inc.	3.125%	3/15/27	11,500	10,461
	HCA Inc.	5.625%	9/1/28	13,500	13,435
	HCA Inc.	5.875%	2/1/29	6,000	6,009
[7]	HCA Inc.	3.375%	3/15/29	4,440	3,891
	HCA Inc.	4.125%	6/15/29	21,024	19,193
	HCA Inc.	3.500%	9/1/30	34,580	29,753
	HCA Inc.	2.375%	7/15/31	15,000	11,648
[7]	HCA Inc.	3.625%	3/15/32	17,265	14,603
	HCA Inc.	5.125%	6/15/39	9,714	8,659
[7]	HCA Inc.	4.375%	3/15/42	7,500	5,994
	HCA Inc.	5.500%	6/15/47	25,829	22,977
	HCA Inc.	5.250%	6/15/49	9,751	8,347
	HCA Inc.	3.500%	7/15/51	21,072	13,601
[7]	HCA Inc.	4.625%	3/15/52	22,540	17,652
	Humana Inc.	3.850%	10/1/24	21,575	21,149
	Humana Inc.	4.500%	4/1/25	4,105	4,058
	Humana Inc.	1.350%	2/3/27	5,745	4,961
	Humana Inc.	3.950%	3/15/27	4,450	4,263
	Humana Inc.	5.750%	3/1/28	6,505	6,648
	Humana Inc.	3.125%	8/15/29	2,600	2,282
	Humana Inc.	4.875%	4/1/30	6,150	6,001
	Humana Inc.	2.150%	2/3/32	12,800	10,012
	Humana Inc.	5.875%	3/1/33	8,955	9,279
	Humana Inc.	4.625%	12/1/42	4,730	4,134
	Humana Inc.	4.950%	10/1/44	6,205	5,612
	Humana Inc.	4.800%	3/15/47	3,120	2,755
	Humana Inc.	3.950%	8/15/49	981	774
	IHC Health Services Inc.	4.131%	5/15/48	3,500	2,878
	Illumina Inc.	5.800%	12/12/25	3,000	3,023
	Illumina Inc.	5.750%	12/13/27	3,025	3,065
	Illumina Inc.	2.550%	3/23/31	5,000	4,001
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	4,912
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	2,101
	Inova Health System Foundation	4.068%	5/15/52	3,000	2,483
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	4,326
[4]	Iowa Health System	3.665%	2/15/50	5,000	3,615
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	3,125

57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.625%	1/15/25	12,418	11,963
	Johnson & Johnson	0.550%	9/1/25	10,325	9,325
	Johnson & Johnson	2.450%	3/1/26	37,425	35,190
	Johnson & Johnson	2.950%	3/3/27	8,550	8,079
	Johnson & Johnson	0.950%	9/1/27	6,475	5,583
	Johnson & Johnson	2.900%	1/15/28	22,537	21,009
	Johnson & Johnson	6.950%	9/1/29	2,650	3,131
	Johnson & Johnson	1.300%	9/1/30	12,790	10,322
	Johnson & Johnson	4.950%	5/15/33	6,100	6,336
	Johnson & Johnson	4.375%	12/5/33	8,079	7,966
	Johnson & Johnson	3.550%	3/1/36	8,500	7,526
	Johnson & Johnson	3.625%	3/3/37	11,356	10,106
	Johnson & Johnson	5.950%	8/15/37	5,039	5,606
	Johnson & Johnson	3.400%	1/15/38	4,500	3,840
	Johnson & Johnson	5.850%	7/15/38	3,797	4,215
	Johnson & Johnson	2.100%	9/1/40	28,235	19,391
	Johnson & Johnson	4.500%	9/1/40	5,000	4,772
	Johnson & Johnson	4.850%	5/15/41	825	814
	Johnson & Johnson	4.500%	12/5/43	11,620	11,107
	Johnson & Johnson	3.700%	3/1/46	20,872	17,588
	Johnson & Johnson	3.750%	3/3/47	7,150	6,046
	Johnson & Johnson	3.500%	1/15/48	6,699	5,480
	Johnson & Johnson	2.250%	9/1/50	4,982	3,125
	Johnson & Johnson	2.450%	9/1/60	8,450	5,186
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,674	13,682
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	7,000	5,075
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	5,811
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	10,527
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	11,150	8,029
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	4,760
	Koninklijke Philips NV	6.875%	3/11/38	4,600	4,872
	Koninklijke Philips NV	5.000%	3/15/42	12,775	11,191
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,265	9,948
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,324
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	14,702
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,125
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,001
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	4,143
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	7,549
[4]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	779
[4]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	2,278
[4]	Mass General Brigham Inc.	4.117%	7/1/55	2,550	2,025
[4]	Mass General Brigham Inc.	3.342%	7/1/60	6,400	4,310
[4]	Mayo Clinic	3.774%	11/15/43	5,150	4,199
[4]	Mayo Clinic	4.000%	11/15/47	1,875	1,555
[4]	Mayo Clinic	4.128%	11/15/52	1,150	967
[4]	Mayo Clinic	3.196%	11/15/61	7,000	4,621
	McKesson Corp.	3.796%	3/15/24	364	358
	McKesson Corp.	0.900%	12/3/25	14,700	13,077
[4]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	2,995
[4]	MedStar Health Inc.	3.626%	8/15/49	4,000	2,895
	Medtronic Inc.	4.375%	3/15/35	47,569	45,115
	Medtronic Inc.	4.625%	3/15/45	5,242	4,873
	Memorial Health Services	3.447%	11/1/49	5,000	3,578
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	684
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,331
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	11,045
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,403
	Merck & Co. Inc.	2.900%	3/7/24	6,750	6,598
	Merck & Co. Inc.	2.750%	2/10/25	23,921	22,932
	Merck & Co. Inc.	0.750%	2/24/26	9,970	8,836
	Merck & Co. Inc.	1.700%	6/10/27	20,000	17,762
	Merck & Co. Inc.	3.400%	3/7/29	15,470	14,408
	Merck & Co. Inc.	1.450%	6/24/30	5,282	4,215
	Merck & Co. Inc.	2.150%	12/10/31	16,650	13,606
	Merck & Co. Inc.	6.500%	12/1/33	5,650	6,385
	Merck & Co. Inc.	3.900%	3/7/39	7,109	6,245
	Merck & Co. Inc.	2.350%	6/24/40	8,054	5,619
	Merck & Co. Inc.	3.600%	9/15/42	8,670	7,129
	Merck & Co. Inc.	4.150%	5/18/43	9,489	8,431
	Merck & Co. Inc.	3.700%	2/10/45	22,084	18,171
	Merck & Co. Inc.	4.000%	3/7/49	3,248	2,783
	Merck & Co. Inc.	2.450%	6/24/50	3,240	2,072
	Merck & Co. Inc.	2.750%	12/10/51	50,230	33,807
	Merck & Co. Inc.	2.900%	12/10/61	35,215	22,695
[4]	Methodist Hospital	2.705%	12/1/50	4,600	2,871
[4]	Montefiore Obligated Group	5.246%	11/1/48	6,800	5,074
	Montefiore Obligated Group	4.287%	9/1/50	810	485
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,650	2,138
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,100	3,794
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	4,185
	MultiCare Health System	2.803%	8/15/50	2,250	1,328
[7]	Mylan Inc.	3.125%	1/15/23	325	325
	Mylan Inc.	4.550%	4/15/28	3,538	3,277
	Mylan Inc.	5.400%	11/29/43	4,970	3,937
	Mylan Inc.	5.200%	4/15/48	3,393	2,540
[4]	MyMichigan Health	3.409%	6/1/50	2,875	1,949
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	1,633
	New York & Presbyterian Hospital	4.024%	8/1/45	9,390	7,818
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	3,676
	New York & Presbyterian Hospital	2.606%	8/1/60	2,375	1,340
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	3,835	2,682
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	5,929
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	6,665
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	2,998
	Novant Health Inc.	2.637%	11/1/36	7,000	5,170
	Novant Health Inc.	3.168%	11/1/51	11,000	7,589
	Novant Health Inc.	3.318%	11/1/61	8,925	5,972
	Novartis Capital Corp.	3.400%	5/6/24	15,653	15,338
	Novartis Capital Corp.	1.750%	2/14/25	9,685	9,136
	Novartis Capital Corp.	3.000%	11/20/25	7,177	6,882
	Novartis Capital Corp.	2.000%	2/14/27	7,900	7,192
	Novartis Capital Corp.	3.100%	5/17/27	26,048	24,686
	Novartis Capital Corp.	2.200%	8/14/30	33,485	28,461
	Novartis Capital Corp.	3.700%	9/21/42	5,175	4,354
	Novartis Capital Corp.	4.400%	5/6/44	10,218	9,489
	Novartis Capital Corp.	4.000%	11/20/45	14,011	12,367
	Novartis Capital Corp.	2.750%	8/14/50	5,815	4,046
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	1,975
[4]	NYU Langone Hospitals	5.750%	7/1/43	3,100	3,135
	NYU Langone Hospitals	4.784%	7/1/44	3,925	3,503
[4]	NYU Langone Hospitals	4.368%	7/1/47	4,775	3,954
[4]	NYU Langone Hospitals	3.380%	7/1/55	7,545	5,031
	Ochsner Clinic Foundation	5.897%	5/15/45	275	273
	OhioHealth Corp.	2.297%	11/15/31	4,650	3,725
	OhioHealth Corp.	2.834%	11/15/41	4,325	3,067
[4]	OhioHealth Corp.	3.042%	11/15/50	3,025	2,111
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	1,737
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	1,897
[4]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,639
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	2,723

58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	3,842
	PerkinElmer Inc.	0.850%	9/15/24	7,000	6,493
	PerkinElmer Inc.	1.900%	9/15/28	4,025	3,337
	PerkinElmer Inc.	3.300%	9/15/29	8,350	7,280
	PerkinElmer Inc.	2.550%	3/15/31	6,000	4,846
	PerkinElmer Inc.	2.250%	9/15/31	2,000	1,566
	PerkinElmer Inc.	3.625%	3/15/51	3,500	2,427
	Pfizer Inc.	2.950%	3/15/24	3,000	2,932
	Pfizer Inc.	3.400%	5/15/24	650	638
	Pfizer Inc.	0.800%	5/28/25	4,700	4,301
	Pfizer Inc.	2.750%	6/3/26	26,608	25,088
	Pfizer Inc.	3.000%	12/15/26	13,225	12,536
	Pfizer Inc.	3.600%	9/15/28	6,025	5,774
	Pfizer Inc.	3.450%	3/15/29	32,537	30,653
	Pfizer Inc.	2.625%	4/1/30	11,105	9,737
	Pfizer Inc.	1.700%	5/28/30	16,843	13,850
	Pfizer Inc.	1.750%	8/18/31	12,500	10,050
	Pfizer Inc.	4.000%	12/15/36	10,550	9,635
	Pfizer Inc.	4.100%	9/15/38	9,275	8,410
	Pfizer Inc.	3.900%	3/15/39	14,060	12,405
	Pfizer Inc.	7.200%	3/15/39	19,540	23,701
	Pfizer Inc.	2.550%	5/28/40	20,500	14,901
	Pfizer Inc.	4.300%	6/15/43	8,010	7,367
	Pfizer Inc.	4.400%	5/15/44	7,075	6,571
	Pfizer Inc.	4.125%	12/15/46	13,900	12,294
	Pfizer Inc.	4.200%	9/15/48	13,152	11,772
	Pfizer Inc.	4.000%	3/15/49	9,060	7,859
	Pfizer Inc.	2.700%	5/28/50	12,275	8,356
	Pharmacia LLC	6.600%	12/1/28	5,248	5,771
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,306
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,324
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	2,470
	Presbyterian Healthcare Services	4.875%	8/1/52	4,000	3,728
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	4,787
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	5,805
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,425
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,200	3,304
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,267
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,206
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	15,662
	Quest Diagnostics Inc.	4.200%	6/30/29	2,790	2,668
	Quest Diagnostics Inc.	2.950%	6/30/30	10,245	8,858
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	3,809
	Quest Diagnostics Inc.	5.750%	1/30/40	876	823
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	1,725
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	2,619
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	13,065
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,755	2,340
	Royalty Pharma plc	1.200%	9/2/25	15,375	13,765
	Royalty Pharma plc	1.750%	9/2/27	12,850	10,915
	Royalty Pharma plc	2.200%	9/2/30	10,200	7,970
	Royalty Pharma plc	3.300%	9/2/40	8,175	5,718
	Royalty Pharma plc	3.550%	9/2/50	15,505	9,999
	Royalty Pharma plc	3.350%	9/2/51	4,428	2,745
[4]	Rush Obligated Group	3.922%	11/15/29	2,875	2,597
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	2,838
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,285	1,666
	Sanofi	3.625%	6/19/28	10,775	10,286
[4]	Seattle Children's Hospital	2.719%	10/1/50	5,000	3,148
[4]	Sharp HealthCare	2.680%	8/1/50	3,000	1,847
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	18,636	17,519
	Smith & Nephew plc	2.032%	10/14/30	9,235	7,249
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,399
[4]	Stanford Health Care	3.795%	11/15/48	5,075	4,037
	Stanford Health Care	3.027%	8/15/51	5,000	3,345
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	5,565
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	15,800	11,287
	Stryker Corp.	3.375%	5/15/24	5,425	5,295
	Stryker Corp.	3.375%	11/1/25	6,265	6,060
	Stryker Corp.	3.500%	3/15/26	13,747	13,189
	Stryker Corp.	3.650%	3/7/28	5,300	5,034
	Stryker Corp.	1.950%	6/15/30	4,350	3,540
	Stryker Corp.	4.100%	4/1/43	4,225	3,456
	Stryker Corp.	4.375%	5/15/44	7,580	6,436
	Stryker Corp.	4.625%	3/15/46	10,174	9,031
	Stryker Corp.	2.900%	6/15/50	2,314	1,560
[4]	Sutter Health	1.321%	8/15/25	3,035	2,759
[4]	Sutter Health	3.695%	8/15/28	3,025	2,772
[4]	Sutter Health	2.294%	8/15/30	6,325	5,107
[4]	Sutter Health	3.161%	8/15/40	4,125	3,086
[4]	Sutter Health	4.091%	8/15/48	4,400	3,554
[4]	Sutter Health	3.361%	8/15/50	6,000	4,176
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	33,553
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	32,382	26,427
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	14,000	10,272
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	19,425	13,287
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,579	9,133
	Texas Health Resources	2.328%	11/15/50	3,704	2,105
[4]	Texas Health Resources	4.330%	11/15/55	925	785
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,000	9,385
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,000	4,020
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,000	5,936
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,406	5,647
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	35,365	28,608
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	2,000	2,034
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	25,000	18,424
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	4,418
	Toledo Hospital	5.750%	11/15/38	3,850	3,613
[4]	Trinity Health Corp.	2.632%	12/1/40	2,500	1,717
	Trinity Health Corp.	4.125%	12/1/45	5,120	4,290
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	4,553
	UnitedHealth Group Inc.	5.000%	10/15/24	16,000	16,101
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	40,231
	UnitedHealth Group Inc.	5.150%	10/15/25	3,000	3,036
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	10,884
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	11,974
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	24,919
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	1,788
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	12,388
	UnitedHealth Group Inc.	3.700%	5/15/27	6,400	6,188
	UnitedHealth Group Inc.	5.250%	2/15/28	5,000	5,119
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,176
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	15,998
	UnitedHealth Group Inc.	5.300%	2/15/30	10,265	10,601
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	18,303
	UnitedHealth Group Inc.	2.300%	5/15/31	29,625	24,679
	UnitedHealth Group Inc.	5.350%	2/15/33	35,710	36,987
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	4,229
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	2,890
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	5,779
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	16,239
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	14,355
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	7,365
	UnitedHealth Group Inc.	5.950%	2/15/41	3,700	3,926
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	10,548
	UnitedHealth Group Inc.	4.625%	11/15/41	1,000	920
	UnitedHealth Group Inc.	4.375%	3/15/42	2,775	2,494
	UnitedHealth Group Inc.	3.950%	10/15/42	5,900	4,995
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	9,357

59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	18,655
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	21,423
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	10,291
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	3,085
	UnitedHealth Group Inc.	4.250%	6/15/48	18,553	16,179
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	4,525
	UnitedHealth Group Inc.	3.700%	8/15/49	8,000	6,326
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	6,519
	UnitedHealth Group Inc.	3.250%	5/15/51	21,358	15,394
	UnitedHealth Group Inc.	4.750%	5/15/52	10,405	9,643
	UnitedHealth Group Inc.	5.875%	2/15/53	22,765	24,717
	UnitedHealth Group Inc.	3.875%	8/15/59	14,431	11,341
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	7,791
	UnitedHealth Group Inc.	4.950%	5/15/62	12,920	12,158
	UnitedHealth Group Inc.	6.050%	2/15/63	20,265	22,315
	Universal Health Services Inc.	2.650%	10/15/30	8,200	6,526
[4]	UPMC	3.600%	4/3/25	5,000	4,823
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	17,853
	Utah Acquisition Sub Inc.	5.250%	6/15/46	14,450	10,949
	Viatris Inc.	1.650%	6/22/25	6,500	5,889
	Viatris Inc.	2.300%	6/22/27	14,000	11,964
	Viatris Inc.	2.700%	6/22/30	12,000	9,407
	Viatris Inc.	3.850%	6/22/40	10,100	6,769
	Viatris Inc.	4.000%	6/22/50	17,058	10,567
[4]	WakeMed	3.286%	10/1/52	2,375	1,575
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	2,488
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	2,593
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	8,400	5,305
	Wyeth LLC	7.250%	3/1/23	2,000	2,006
	Wyeth LLC	6.450%	2/1/24	10,991	11,166
	Wyeth LLC	6.500%	2/1/34	14,080	15,959
	Wyeth LLC	6.000%	2/15/36	6,845	7,319
	Wyeth LLC	5.950%	4/1/37	12,010	12,980
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	2,406
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,163
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	3,695	3,439
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	7,000	6,600
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	16,045	12,969
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,166
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,210	4,919
	Zoetis Inc.	4.500%	11/13/25	8,925	8,880
	Zoetis Inc.	3.000%	9/12/27	11,040	10,207
	Zoetis Inc.	3.900%	8/20/28	4,950	4,706
	Zoetis Inc.	2.000%	5/15/30	4,870	3,954
	Zoetis Inc.	5.600%	11/16/32	8,000	8,300
	Zoetis Inc.	4.700%	2/1/43	7,540	6,824
	Zoetis Inc.	3.950%	9/12/47	4,875	3,935
	Zoetis Inc.	4.450%	8/20/48	12,200	10,610
	Zoetis Inc.	3.000%	5/15/50	1,775	1,203
					6,396,781
Industrials (1.9%)
[4]	3M Co.	3.250%	2/14/24	8,235	8,082
	3M Co.	2.000%	2/14/25	6,425	6,084
	3M Co.	2.650%	4/15/25	21,574	20,610
[4]	3M Co.	2.250%	9/19/26	21,512	19,851
[4]	3M Co.	3.625%	9/14/28	9,136	8,662
[4]	3M Co.	3.375%	3/1/29	8,725	8,026
	3M Co.	2.375%	8/26/29	18,045	15,316
	3M Co.	3.050%	4/15/30	5,000	4,399
[4]	3M Co.	3.875%	6/15/44	1,000	796
[4]	3M Co.	3.125%	9/19/46	11,425	7,848
[4]	3M Co.	3.625%	10/15/47	8,625	6,448
[4]	3M Co.	4.000%	9/14/48	7,550	5,966
	3M Co.	3.250%	8/26/49	13,500	9,431
	3M Co.	3.700%	4/15/50	965	742
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	2,977
	Allegion plc	3.500%	10/1/29	3,455	2,978
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	1,972
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,813
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	9,097	7,269
[4]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	727	655
[4]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,250	2,006
[4]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,857	3,360
[4]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,062	4,379
[4]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,055	1,832
[4]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,160	3,603
[4]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,788	2,327
	Amphenol Corp.	2.050%	3/1/25	6,244	5,860
	Amphenol Corp.	4.350%	6/1/29	4,000	3,814
	Amphenol Corp.	2.800%	2/15/30	2,405	2,056
	Amphenol Corp.	2.200%	9/15/31	4,000	3,169
	Boeing Co.	2.800%	3/1/23	7,820	7,783
	Boeing Co.	4.508%	5/1/23	30,095	29,996
	Boeing Co.	1.875%	6/15/23	6,100	5,998
	Boeing Co.	1.950%	2/1/24	8,500	8,182
	Boeing Co.	1.433%	2/4/24	23,000	22,001
	Boeing Co.	2.800%	3/1/24	2,000	1,936
	Boeing Co.	2.850%	10/30/24	4,740	4,537
	Boeing Co.	2.500%	3/1/25	1,672	1,568
	Boeing Co.	4.875%	5/1/25	48,385	47,995
	Boeing Co.	7.250%	6/15/25	325	338
	Boeing Co.	2.750%	2/1/26	6,000	5,572
	Boeing Co.	2.196%	2/4/26	58,600	53,263
	Boeing Co.	3.100%	5/1/26	8,375	7,874
	Boeing Co.	2.250%	6/15/26	7,995	7,214
	Boeing Co.	2.700%	2/1/27	7,965	7,192
	Boeing Co.	2.800%	3/1/27	18,461	16,658
	Boeing Co.	5.040%	5/1/27	20,800	20,583
	Boeing Co.	3.250%	2/1/28	20,758	18,955
	Boeing Co.	3.250%	3/1/28	2,926	2,619
	Boeing Co.	2.950%	2/1/30	16,251	13,756
	Boeing Co.	5.150%	5/1/30	45,745	44,614
	Boeing Co.	3.625%	2/1/31	13,475	11,794
	Boeing Co.	6.125%	2/15/33	5,775	5,867
	Boeing Co.	3.600%	5/1/34	18,041	14,396
	Boeing Co.	3.250%	2/1/35	8,725	6,626
	Boeing Co.	6.625%	2/15/38	1,000	1,033
	Boeing Co.	3.550%	3/1/38	2,322	1,710
	Boeing Co.	3.500%	3/1/39	3,718	2,690
	Boeing Co.	6.875%	3/15/39	5,430	5,725
	Boeing Co.	5.875%	2/15/40	6,105	5,871
	Boeing Co.	5.705%	5/1/40	32,635	31,069
	Boeing Co.	3.375%	6/15/46	7,000	4,542
	Boeing Co.	3.650%	3/1/47	4,324	2,881
	Boeing Co.	3.850%	11/1/48	3,903	2,698
	Boeing Co.	3.900%	5/1/49	21,944	15,468
	Boeing Co.	3.750%	2/1/50	2,400	1,654
	Boeing Co.	5.805%	5/1/50	56,731	52,783
	Boeing Co.	3.825%	3/1/59	3,300	2,124
	Boeing Co.	3.950%	8/1/59	3,000	2,014
	Boeing Co.	5.930%	5/1/60	35,785	32,860
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,983	9,843
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,267
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	11,831
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,110

60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	4,408
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	13,292
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	1,791
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	9,184
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	5,468
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	5,265
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,680	4,492
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	6,582
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,395	9,224
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	8,769
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	7,188
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	17,397
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	5,724
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	14,241	12,174
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	8,022
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	7,321
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	2,667
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	17,395	14,556
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	19,679	16,756
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	7,000
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	8,295
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	5,655
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	10,537	9,408
	Canadian National Railway Co.	2.950%	11/21/24	1,319	1,269
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,697
	Canadian National Railway Co.	6.900%	7/15/28	300	331
	Canadian National Railway Co.	3.850%	8/5/32	2,000	1,858
	Canadian National Railway Co.	6.250%	8/1/34	1,370	1,498
	Canadian National Railway Co.	6.200%	6/1/36	5,425	5,877
	Canadian National Railway Co.	6.375%	11/15/37	145	159
	Canadian National Railway Co.	3.200%	8/2/46	12,400	9,127
	Canadian National Railway Co.	3.650%	2/3/48	2,785	2,227
	Canadian National Railway Co.	4.450%	1/20/49	860	774
	Canadian National Railway Co.	2.450%	5/1/50	16,661	10,463
	Canadian National Railway Co.	4.400%	8/5/52	10,050	8,984
	Canadian Pacific Railway Co.	1.350%	12/2/24	4,915	4,586
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,383
	Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,119
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	3,825
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	10,346
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,587
	Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	15,457
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	2,712
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	12,278
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,585	9,457
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	5,550
	Canadian Pacific Railway Co.	3.100%	12/2/51	29,085	19,821
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	8,148
	Carrier Global Corp.	2.242%	2/15/25	17,395	16,404
	Carrier Global Corp.	2.493%	2/15/27	11,725	10,576
	Carrier Global Corp.	2.722%	2/15/30	32,834	27,670
	Carrier Global Corp.	2.700%	2/15/31	4,517	3,725
	Carrier Global Corp.	3.377%	4/5/40	21,210	16,069
	Carrier Global Corp.	3.577%	4/5/50	29,775	21,327
[4]	Caterpillar Financial Services Corp.	0.950%	1/10/24	10,600	10,192
[4]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	3,985
[4]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,012
[4]	Caterpillar Financial Services Corp.	0.600%	9/13/24	5,300	4,942
[4]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,621
[4]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,140
[4]	Caterpillar Financial Services Corp.	4.900%	1/17/25	6,100	6,110
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,550	4,227
[4]	Caterpillar Financial Services Corp.	3.650%	8/12/25	7,500	7,316
[4]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	15,227
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	9,007
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	6,282
[4]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,532
[4]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,300	4,778
[4]	Caterpillar Financial Services Corp.	3.600%	8/12/27	7,500	7,164
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,334
	Caterpillar Inc.	3.400%	5/15/24	8,750	8,580
	Caterpillar Inc.	2.600%	9/19/29	5,000	4,397
	Caterpillar Inc.	2.600%	4/9/30	19,806	17,280
	Caterpillar Inc.	5.300%	9/15/35	7,100	7,248
	Caterpillar Inc.	6.050%	8/15/36	9,241	10,046
	Caterpillar Inc.	5.200%	5/27/41	5,147	5,237
	Caterpillar Inc.	3.803%	8/15/42	11,854	10,088
	Caterpillar Inc.	4.300%	5/15/44	2,830	2,579
	Caterpillar Inc.	3.250%	9/19/49	16,942	12,854
	Caterpillar Inc.	3.250%	4/9/50	10,100	7,719
	Caterpillar Inc.	4.750%	5/15/64	2,575	2,455
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	3,946
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	11,701
	CNH Industrial Capital LLC	5.450%	10/14/25	2,145	2,159
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	9,284
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,210
[4]	CNH Industrial NV	3.850%	11/15/27	4,500	4,233
[4]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	759	722
	Crane Holdings Co.	4.200%	3/15/48	3,925	2,785
	CSX Corp.	3.400%	8/1/24	4,000	3,907
	CSX Corp.	3.350%	11/1/25	5,400	5,179
	CSX Corp.	2.600%	11/1/26	6,400	5,906
	CSX Corp.	3.250%	6/1/27	12,250	11,476
	CSX Corp.	3.800%	3/1/28	18,350	17,499
	CSX Corp.	4.250%	3/15/29	15,539	14,925
	CSX Corp.	2.400%	2/15/30	11,965	10,110
	CSX Corp.	4.100%	11/15/32	19,348	18,124
	CSX Corp.	6.000%	10/1/36	900	942
	CSX Corp.	6.150%	5/1/37	8,600	9,178
	CSX Corp.	6.220%	4/30/40	7,279	7,876
	CSX Corp.	5.500%	4/15/41	5,700	5,726
	CSX Corp.	4.750%	5/30/42	3,290	3,007
	CSX Corp.	4.100%	3/15/44	8,325	6,968
	CSX Corp.	3.800%	11/1/46	5,240	4,128
	CSX Corp.	4.300%	3/1/48	7,325	6,250
	CSX Corp.	4.750%	11/15/48	3,500	3,179
	CSX Corp.	4.500%	3/15/49	16,133	14,110
	CSX Corp.	3.350%	9/15/49	1,000	720
	CSX Corp.	3.800%	4/15/50	2,080	1,615
	CSX Corp.	2.500%	5/15/51	17,500	10,626
	CSX Corp.	4.500%	11/15/52	400	349
	CSX Corp.	4.500%	8/1/54	1,300	1,105
	CSX Corp.	4.250%	11/1/66	6,625	5,223
	CSX Corp.	4.650%	3/1/68	3,145	2,668
	Cummins Inc.	0.750%	9/1/25	2,500	2,255
	Cummins Inc.	1.500%	9/1/30	5,100	4,014
	Cummins Inc.	4.875%	10/1/43	7,390	6,967
	Cummins Inc.	2.600%	9/1/50	4,050	2,527
	Deere & Co.	2.750%	4/15/25	1,263	1,213

61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	5.375%	10/16/29	6,170	6,391
	Deere & Co.	3.100%	4/15/30	7,838	7,027
	Deere & Co.	3.900%	6/9/42	7,237	6,413
	Deere & Co.	2.875%	9/7/49	2,500	1,791
	Deere & Co.	3.750%	4/15/50	9,226	7,821
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,036
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,000	3,873
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,804	5,804
	Dover Corp.	3.150%	11/15/25	5,900	5,617
	Dover Corp.	2.950%	11/4/29	2,600	2,260
	Dover Corp.	5.375%	10/15/35	300	292
	Dover Corp.	5.375%	3/1/41	2,220	2,134
	Eaton Corp.	3.103%	9/15/27	7,765	7,232
	Eaton Corp.	4.000%	11/2/32	7,729	7,121
	Eaton Corp.	4.150%	3/15/33	22,302	20,778
	Eaton Corp.	4.150%	11/2/42	3,011	2,567
	Eaton Corp.	3.915%	9/15/47	1,950	1,582
	Eaton Corp.	4.700%	8/23/52	7,796	7,107
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,740
	Emerson Electric Co.	0.875%	10/15/26	12,820	11,108
	Emerson Electric Co.	1.800%	10/15/27	9,550	8,345
	Emerson Electric Co.	2.000%	12/21/28	7,800	6,636
	Emerson Electric Co.	1.950%	10/15/30	4,250	3,441
	Emerson Electric Co.	2.200%	12/21/31	11,000	8,892
	Emerson Electric Co.	5.250%	11/15/39	440	431
	Emerson Electric Co.	2.750%	10/15/50	6,175	4,007
	Emerson Electric Co.	2.800%	12/21/51	36,900	23,872
	FedEx Corp.	3.250%	4/1/26	7,759	7,379
	FedEx Corp.	3.400%	2/15/28	5,000	4,624
	FedEx Corp.	3.100%	8/5/29	16,125	14,172
	FedEx Corp.	4.250%	5/15/30	13,550	12,775
	FedEx Corp.	2.400%	5/15/31	6,700	5,408
	FedEx Corp.	4.900%	1/15/34	1,700	1,615
	FedEx Corp.	3.900%	2/1/35	4,100	3,486
	FedEx Corp.	3.250%	5/15/41	6,700	4,807
	FedEx Corp.	3.875%	8/1/42	275	210
	FedEx Corp.	4.100%	4/15/43	2,275	1,775
	FedEx Corp.	5.100%	1/15/44	8,107	7,218
	FedEx Corp.	4.750%	11/15/45	13,900	11,774
	FedEx Corp.	4.550%	4/1/46	16,199	13,186
	FedEx Corp.	4.400%	1/15/47	9,400	7,472
	FedEx Corp.	4.050%	2/15/48	10,500	7,976
	FedEx Corp.	4.950%	10/17/48	9,578	8,374
	FedEx Corp.	5.250%	5/15/50	14,781	13,583
	FedEx Corp.	4.500%	2/1/65	785	577
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19,245	15,649
	Flowserve Corp.	3.500%	10/1/30	3,920	3,261
	Fortive Corp.	3.150%	6/15/26	7,547	7,052
	Fortive Corp.	4.300%	6/15/46	6,250	4,857
	General Dynamics Corp.	2.375%	11/15/24	5,019	4,792
	General Dynamics Corp.	3.250%	4/1/25	8,314	8,061
	General Dynamics Corp.	3.500%	5/15/25	9,993	9,735
	General Dynamics Corp.	2.125%	8/15/26	8,000	7,331
	General Dynamics Corp.	3.500%	4/1/27	3,815	3,651
	General Dynamics Corp.	2.625%	11/15/27	10,440	9,491
	General Dynamics Corp.	3.750%	5/15/28	7,135	6,801
	General Dynamics Corp.	3.625%	4/1/30	11,994	11,173
	General Dynamics Corp.	2.250%	6/1/31	3,500	2,928
	General Dynamics Corp.	4.250%	4/1/40	5,400	4,930
	General Dynamics Corp.	3.600%	11/15/42	537	439
[4]	General Electric Co.	5.875%	1/14/38	24,000	24,451
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,133
	Honeywell International Inc.	4.850%	11/1/24	8,000	8,028
	Honeywell International Inc.	1.350%	6/1/25	16,993	15,721
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	2.500%	11/1/26	14,375	13,270
	Honeywell International Inc.	1.100%	3/1/27	16,514	14,394
	Honeywell International Inc.	4.950%	2/15/28	5,107	5,187
	Honeywell International Inc.	2.700%	8/15/29	4,901	4,355
	Honeywell International Inc.	1.950%	6/1/30	8,303	6,868
	Honeywell International Inc.	1.750%	9/1/31	26,000	20,598
	Honeywell International Inc.	5.000%	2/15/33	19,465	19,844
	Honeywell International Inc.	5.700%	3/15/36	4,705	4,985
	Honeywell International Inc.	5.700%	3/15/37	4,945	5,222
	Honeywell International Inc.	5.375%	3/1/41	11,990	12,356
	Honeywell International Inc.	3.812%	11/21/47	2,500	2,082
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,372
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,184
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	4,370
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	6,431
	IDEX Corp.	3.000%	5/1/30	2,995	2,577
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	7,786
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	13,518
	Illinois Tool Works Inc.	4.875%	9/15/41	350	340
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	9,208
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	9,199
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,237	3,752
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,659	7,101
[4]	John Deere Capital Corp.	0.900%	1/10/24	8,000	7,691
[4]	John Deere Capital Corp.	0.450%	1/17/24	10,000	9,567
[4]	John Deere Capital Corp.	2.600%	3/7/24	3,000	2,923
[4]	John Deere Capital Corp.	3.350%	6/12/24	9,931	9,731
[4]	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,283
[4]	John Deere Capital Corp.	0.625%	9/10/24	5,000	4,667
[4]	John Deere Capital Corp.	2.050%	1/9/25	11,150	10,591
[4]	John Deere Capital Corp.	1.250%	1/10/25	13,000	12,175
[4]	John Deere Capital Corp.	3.450%	3/13/25	10,705	10,428
[4]	John Deere Capital Corp.	3.400%	6/6/25	6,880	6,682
[4]	John Deere Capital Corp.	4.050%	9/8/25	3,000	2,955
[4]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,695
[4]	John Deere Capital Corp.	0.700%	1/15/26	10,000	8,899
[4]	John Deere Capital Corp.	2.650%	6/10/26	4,200	3,937
[4]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,147
[4]	John Deere Capital Corp.	2.250%	9/14/26	8,386	7,738
[4]	John Deere Capital Corp.	1.700%	1/11/27	12,500	11,154
[4]	John Deere Capital Corp.	2.350%	3/8/27	5,000	4,561
[4]	John Deere Capital Corp.	1.750%	3/9/27	12,261	10,921
[4]	John Deere Capital Corp.	2.800%	9/8/27	8,100	7,465
[4]	John Deere Capital Corp.	4.150%	9/15/27	8,475	8,321
[4]	John Deere Capital Corp.	3.050%	1/6/28	7,700	7,194
[4]	John Deere Capital Corp.	1.500%	3/6/28	5,500	4,703
[4]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,155
[4]	John Deere Capital Corp.	2.800%	7/18/29	5,575	4,964
[4]	John Deere Capital Corp.	4.850%	10/11/29	9,000	9,003
[4]	John Deere Capital Corp.	2.450%	1/9/30	8,380	7,225
	John Deere Capital Corp.	1.450%	1/15/31	9,200	7,181
[4]	John Deere Capital Corp.	4.350%	9/15/32	8,000	7,768
[4]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,210
[4]	Johnson Controls International plc	3.900%	2/14/26	4,082	3,962
	Johnson Controls International plc	1.750%	9/15/30	9,575	7,631
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,164
[4]	Johnson Controls International plc	6.000%	1/15/36	954	990
[4]	Johnson Controls International plc	4.625%	7/2/44	7,850	6,782
[4]	Johnson Controls International plc	5.125%	9/14/45	2,045	1,865

62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson Controls International plc	4.500%	2/15/47	5,495	4,554
[4]	Johnson Controls International plc	4.950%	7/2/64	5,758	4,816
	Kansas City Southern	2.875%	11/15/29	4,000	3,454
[4]	Kansas City Southern	4.300%	5/15/43	4,140	3,442
[4]	Kansas City Southern	4.950%	8/15/45	10,525	9,505
	Kansas City Southern	4.700%	5/1/48	5,730	4,984
	Kansas City Southern	3.500%	5/1/50	8,745	6,242
	Kansas City Southern	4.200%	11/15/69	7,136	5,318
	Kennametal Inc.	4.625%	6/15/28	6,620	6,218
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	9,017
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	10,374
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	4,120
	Kirby Corp.	4.200%	3/1/28	9,217	8,400
	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,022
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	12,246
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,255
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	9,277
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	4,814
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	14,799
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	3,121
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	5,349
	Lennox International Inc.	3.000%	11/15/23	1,000	980
	Lennox International Inc.	1.350%	8/1/25	7,366	6,648
	Lennox International Inc.	1.700%	8/1/27	2,300	1,976
	Lockheed Martin Corp.	4.950%	10/15/25	1,000	1,007
	Lockheed Martin Corp.	3.550%	1/15/26	9,373	9,104
	Lockheed Martin Corp.	5.100%	11/15/27	13,483	13,809
	Lockheed Martin Corp.	3.900%	6/15/32	10,230	9,608
	Lockheed Martin Corp.	5.250%	1/15/33	20,000	20,677
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	10,854
	Lockheed Martin Corp.	4.500%	5/15/36	3,525	3,358
[4]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	12,674
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	3,562
	Lockheed Martin Corp.	4.850%	9/15/41	622	573
	Lockheed Martin Corp.	4.070%	12/15/42	15,965	13,791
	Lockheed Martin Corp.	3.800%	3/1/45	11,365	9,314
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	11,954
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	11,741
	Lockheed Martin Corp.	4.150%	6/15/53	14,791	12,574
	Lockheed Martin Corp.	5.700%	11/15/54	15,060	15,971
	Lockheed Martin Corp.	4.300%	6/15/62	2,025	1,703
	Lockheed Martin Corp.	5.900%	11/15/63	16,950	18,308
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	13,501	13,452
[4]	Nature Conservancy	3.957%	3/1/52	4,350	3,475
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,300
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,416
	Norfolk Southern Corp.	2.900%	6/15/26	250	234
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,483
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,465
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	7,677
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	11,150
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,111
	Norfolk Southern Corp.	3.000%	3/15/32	6,250	5,348
	Norfolk Southern Corp.	7.050%	5/1/37	539	582
	Norfolk Southern Corp.	4.837%	10/1/41	12,098	11,124
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	2,574
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	5,670
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	8,101
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	932
	Norfolk Southern Corp.	4.150%	2/28/48	1,400	1,165
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	3,288
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	1,795
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	9,414
	Norfolk Southern Corp.	4.050%	8/15/52	8,222	6,621
	Norfolk Southern Corp.	3.700%	3/15/53	1,429	1,073
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	4.550%	6/1/53	5,300	4,631
	Norfolk Southern Corp.	3.155%	5/15/55	17,192	11,450
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	5,434
	Northrop Grumman Corp.	2.930%	1/15/25	15,076	14,469
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	20,669
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	9,445
[4]	Northrop Grumman Corp.	7.750%	2/15/31	3,120	3,620
	Northrop Grumman Corp.	5.150%	5/1/40	7,330	7,150
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	9,110
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	9,142
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	4,213
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	27,254
	Northrop Grumman Corp.	5.250%	5/1/50	395	391
	nVent Finance Sarl	4.550%	4/15/28	3,850	3,554
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,008
	Oshkosh Corp.	3.100%	3/1/30	600	506
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	8,365
	Otis Worldwide Corp.	2.293%	4/5/27	20,778	18,657
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	35,207
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	10,907
	Otis Worldwide Corp.	3.362%	2/15/50	9,255	6,489
[4]	PACCAR Financial Corp.	0.350%	2/2/24	4,000	3,807
[4]	PACCAR Financial Corp.	3.150%	6/13/24	2,000	1,952
[4]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,337
[4]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	5,790
	Parker-Hannifin Corp.	2.700%	6/14/24	4,840	4,664
[4]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	11,268
	Parker-Hannifin Corp.	3.250%	3/1/27	15,060	14,079
	Parker-Hannifin Corp.	4.250%	9/15/27	12,261	11,914
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	6,146
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	4,136
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	4,188
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	4,186
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	4,648
	Parker-Hannifin Corp.	4.000%	6/14/49	9,707	7,664
	Precision Castparts Corp.	3.250%	6/15/25	9,300	8,999
	Precision Castparts Corp.	3.900%	1/15/43	6,650	5,553
	Precision Castparts Corp.	4.375%	6/15/45	3,512	3,072
	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	11,842
	Raytheon Technologies Corp.	3.950%	8/16/25	10,518	10,281
	Raytheon Technologies Corp.	3.500%	3/15/27	25,665	24,453
	Raytheon Technologies Corp.	3.125%	5/4/27	15,919	14,835
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,111
	Raytheon Technologies Corp.	4.125%	11/16/28	44,383	42,534
	Raytheon Technologies Corp.	2.250%	7/1/30	11,625	9,671
	Raytheon Technologies Corp.	1.900%	9/1/31	10,600	8,312
	Raytheon Technologies Corp.	2.375%	3/15/32	5,680	4,605
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	3,227
	Raytheon Technologies Corp.	6.050%	6/1/36	7,390	7,813
	Raytheon Technologies Corp.	6.125%	7/15/38	4,375	4,667
	Raytheon Technologies Corp.	4.450%	11/16/38	10,481	9,527
	Raytheon Technologies Corp.	4.875%	10/15/40	450	420
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	6,459
	Raytheon Technologies Corp.	4.500%	6/1/42	37,798	34,016
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,118
	Raytheon Technologies Corp.	4.150%	5/15/45	8,650	7,213
	Raytheon Technologies Corp.	3.750%	11/1/46	17,252	13,434
	Raytheon Technologies Corp.	4.350%	4/15/47	10,625	9,115
	Raytheon Technologies Corp.	4.050%	5/4/47	15,950	13,079
	Raytheon Technologies Corp.	3.125%	7/1/50	11,400	8,031
	Raytheon Technologies Corp.	2.820%	9/1/51	9,825	6,408
	Raytheon Technologies Corp.	3.030%	3/15/52	20,600	14,079
	Republic Services Inc.	2.500%	8/15/24	4,500	4,313
	Republic Services Inc.	3.200%	3/15/25	7,059	6,768
	Republic Services Inc.	0.875%	11/15/25	5,000	4,459
	Republic Services Inc.	2.900%	7/1/26	12,225	11,411
	Republic Services Inc.	3.375%	11/15/27	75	70

63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic Services Inc.	2.300%	3/1/30	9,075	7,598
	Republic Services Inc.	1.450%	2/15/31	11,000	8,448
	Republic Services Inc.	1.750%	2/15/32	13,925	10,704
	Republic Services Inc.	6.200%	3/1/40	3,790	4,012
	Republic Services Inc.	3.050%	3/1/50	3,917	2,709
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	3,707
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,065
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	4,421
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,139
[4]	Ryder System Inc.	3.750%	6/9/23	12,000	11,912
[4]	Ryder System Inc.	3.650%	3/18/24	7,775	7,617
[4]	Ryder System Inc.	2.500%	9/1/24	4,375	4,166
[4]	Ryder System Inc.	4.625%	6/1/25	5,051	4,948
[4]	Ryder System Inc.	1.750%	9/1/26	2,175	1,919
[4]	Ryder System Inc.	2.900%	12/1/26	11,185	10,184
[4]	Ryder System Inc.	2.850%	3/1/27	1,230	1,114
	Southwest Airlines Co.	5.250%	5/4/25	21,300	21,372
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,197
	Southwest Airlines Co.	5.125%	6/15/27	21,646	21,400
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,435
	Southwest Airlines Co.	2.625%	2/10/30	6,000	4,965
[4]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,590	1,385
	Teledyne Technologies Inc.	0.650%	4/1/23	5,100	5,036
	Teledyne Technologies Inc.	0.950%	4/1/24	5,100	4,830
	Teledyne Technologies Inc.	1.600%	4/1/26	1,600	1,430
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	7,770
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	12,697
	Textron Inc.	4.300%	3/1/24	2,625	2,592
	Textron Inc.	3.875%	3/1/25	7,665	7,465
	Textron Inc.	4.000%	3/15/26	6,200	5,969
	Textron Inc.	3.650%	3/15/27	18,682	17,431
	Textron Inc.	3.375%	3/1/28	5,500	4,993
	Textron Inc.	2.450%	3/15/31	3,145	2,519
	Timken Co.	3.875%	9/1/24	1,000	975
	Timken Co.	4.500%	12/15/28	7,320	6,960
	Timken Co.	4.125%	4/1/32	3,628	3,233
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	9,506
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	703
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,350
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	9,347
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,170	2,984
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,915	11,905
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	2,566
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	2,844
	Trimble Inc.	4.750%	12/1/24	3,826	3,785
	Trimble Inc.	4.900%	6/15/28	4,000	3,840
	Triton Container International Ltd.	3.250%	3/15/32	6,300	4,865
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,390
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	2,985
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,722
	Tyco Electronics Group SA	2.500%	2/4/32	6,000	4,944
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	8,161
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,212
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,211
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,078
	Union Pacific Corp.	3.750%	7/15/25	10,950	10,654
	Union Pacific Corp.	3.250%	8/15/25	4,652	4,478
	Union Pacific Corp.	2.750%	3/1/26	7,208	6,820
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,159
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.000%	4/15/27	19,123	17,826
	Union Pacific Corp.	3.950%	9/10/28	5,000	4,808
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,716
	Union Pacific Corp.	2.400%	2/5/30	9,655	8,262
	Union Pacific Corp.	2.375%	5/20/31	3,682	3,091
	Union Pacific Corp.	2.800%	2/14/32	8,000	6,875
	Union Pacific Corp.	3.375%	2/1/35	4,400	3,736
	Union Pacific Corp.	2.891%	4/6/36	18,429	14,610
	Union Pacific Corp.	3.600%	9/15/37	9,429	7,991
	Union Pacific Corp.	3.200%	5/20/41	20,468	16,057
	Union Pacific Corp.	4.050%	11/15/45	4,000	3,296
	Union Pacific Corp.	3.350%	8/15/46	6,900	5,024
	Union Pacific Corp.	3.250%	2/5/50	18,149	13,273
	Union Pacific Corp.	2.950%	3/10/52	12,000	8,137
	Union Pacific Corp.	4.950%	9/9/52	4,254	4,118
	Union Pacific Corp.	3.500%	2/14/53	16,000	12,085
	Union Pacific Corp.	3.875%	2/1/55	2,069	1,637
	Union Pacific Corp.	3.950%	8/15/59	5,150	4,047
	Union Pacific Corp.	3.839%	3/20/60	16,132	12,524
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,487
	Union Pacific Corp.	2.973%	9/16/62	17,396	11,133
	Union Pacific Corp.	5.150%	1/20/63	4,047	3,927
	Union Pacific Corp.	4.100%	9/15/67	1,726	1,360
	Union Pacific Corp.	3.750%	2/5/70	3,000	2,185
	Union Pacific Corp.	3.799%	4/6/71	18,654	13,771
	Union Pacific Corp.	3.850%	2/14/72	3,500	2,606
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	211	217
[4]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,147	3,999
[4]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,583	1,459
[4]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,215	2,024
[4]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,581	1,440
[4]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,840	1,539
[4]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	938	728
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	25,873	25,486
[4]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,863	2,548
[4]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	17,392	15,374
[4]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,252	2,771
[4]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	263	224
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,320	2,044
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,246	3,417
[4]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	7,696	7,245
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,339
	United Parcel Service Inc.	3.900%	4/1/25	14,360	14,147
	United Parcel Service Inc.	2.400%	11/15/26	14,492	13,467
	United Parcel Service Inc.	3.400%	3/15/29	27,550	25,633
	United Parcel Service Inc.	2.500%	9/1/29	4,450	3,868
	United Parcel Service Inc.	4.450%	4/1/30	2,000	1,968
	United Parcel Service Inc.	6.200%	1/15/38	5,975	6,618
	United Parcel Service Inc.	5.200%	4/1/40	13,700	13,687
	United Parcel Service Inc.	4.875%	11/15/40	5,002	4,851
	United Parcel Service Inc.	3.625%	10/1/42	6,400	5,323
	United Parcel Service Inc.	3.400%	11/15/46	4,725	3,639
	United Parcel Service Inc.	3.750%	11/15/47	375	308

64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	4.250%	3/15/49	11,970	10,633
	United Parcel Service Inc.	3.400%	9/1/49	7,485	5,780
	United Parcel Service Inc.	5.300%	4/1/50	12,100	12,614
	United Parcel Service of America Inc.	7.620%	4/1/30	500	571
	Valmont Industries Inc.	5.000%	10/1/44	5,944	5,121
	Valmont Industries Inc.	5.250%	10/1/54	3,275	2,808
	Vontier Corp.	1.800%	4/1/26	3,500	2,961
	Vontier Corp.	2.400%	4/1/28	5,000	3,947
	Vontier Corp.	2.950%	4/1/31	6,000	4,363
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,146
	Waste Connections Inc.	3.500%	5/1/29	16,870	15,441
	Waste Connections Inc.	2.600%	2/1/30	7,400	6,302
	Waste Connections Inc.	2.200%	1/15/32	12,900	10,262
	Waste Connections Inc.	4.200%	1/15/33	9,086	8,441
	Waste Connections Inc.	3.050%	4/1/50	6,075	4,146
	Waste Connections Inc.	2.950%	1/15/52	7,900	5,259
	Waste Management Inc.	0.750%	11/15/25	8,862	7,935
	Waste Management Inc.	3.150%	11/15/27	2,021	1,886
	Waste Management Inc.	1.150%	3/15/28	5,000	4,170
	Waste Management Inc.	2.000%	6/1/29	2,000	1,692
	Waste Management Inc.	1.500%	3/15/31	17,595	13,735
	Waste Management Inc.	4.150%	4/15/32	10,000	9,508
	Waste Management Inc.	2.950%	6/1/41	6,300	4,651
	Waste Management Inc.	2.500%	11/15/50	8,095	5,065
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	8,205	8,071
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,730	5,390
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	10,505
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	10,260
	WW Grainger Inc.	1.850%	2/15/25	4,040	3,792
	WW Grainger Inc.	3.750%	5/15/46	3,707	2,910
	WW Grainger Inc.	4.200%	5/15/47	3,075	2,585
	Xylem Inc.	3.250%	11/1/26	5,950	5,581
	Xylem Inc.	1.950%	1/30/28	8,000	6,874
	Xylem Inc.	2.250%	1/30/31	4,275	3,471
	Xylem Inc.	4.375%	11/1/46	4,480	3,699
					4,412,121
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	11,279
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	7,362
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	4,454
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,150	6,824
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	7,893
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	10,107
	Albemarle Corp.	4.650%	6/1/27	5,130	5,016
	Albemarle Corp.	5.050%	6/1/32	5,730	5,400
	Albemarle Corp.	5.450%	12/1/44	3,240	3,003
	Albemarle Corp.	5.650%	6/1/52	5,455	4,979
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	4,212
	Amcor Flexibles North America Inc.	4.000%	5/17/25	7,477	7,275
[4]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,274
	Amcor Flexibles North America Inc.	2.630%	6/19/30	10,335	8,390
	Amcor Flexibles North America Inc.	2.690%	5/25/31	2,800	2,275
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,000	7,014
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	6,533
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,396
	ArcelorMittal SA	6.550%	11/29/27	12,370	12,468
	ArcelorMittal SA	4.250%	7/16/29	4,000	3,573
	ArcelorMittal SA	6.800%	11/29/32	10,130	10,099
	ArcelorMittal SA	7.000%	10/15/39	7,811	7,852
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ArcelorMittal SA	6.750%	3/1/41	5,695	5,535
Barrick Gold Corp.	6.450%	10/15/35	1,050	1,095
Barrick North America Finance LLC	5.700%	5/30/41	14,250	14,332
Barrick North America Finance LLC	5.750%	5/1/43	1,600	1,616
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,964	11,233
Berry Global Inc.	0.950%	2/15/24	8,400	7,984
Berry Global Inc.	1.570%	1/15/26	21,000	18,751
Berry Global Inc.	1.650%	1/15/27	8,000	6,821
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	105
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	8,804
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	28,285
Cabot Corp.	4.000%	7/1/29	2,800	2,494
Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,502
Carlisle Cos. Inc.	3.750%	12/1/27	3,050	2,845
Carlisle Cos. Inc.	2.750%	3/1/30	10,955	9,115
Celanese US Holdings LLC	5.900%	7/5/24	16,230	16,221
Celanese US Holdings LLC	6.050%	3/15/25	17,120	17,071
Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,370
Celanese US Holdings LLC	6.165%	7/15/27	19,700	19,456
Celanese US Holdings LLC	6.330%	7/15/29	7,500	7,300
Celanese US Holdings LLC	6.379%	7/15/32	9,350	8,926
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,502
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	7,573
CF Industries Inc.	5.150%	3/15/34	8,500	8,033
CF Industries Inc.	4.950%	6/1/43	8,000	6,828
CF Industries Inc.	5.375%	3/15/44	8,000	7,178
Dow Chemical Co.	4.550%	11/30/25	775	766
Dow Chemical Co.	4.800%	11/30/28	4,000	3,943
Dow Chemical Co.	7.375%	11/1/29	3,857	4,287
Dow Chemical Co.	2.100%	11/15/30	9,383	7,544
Dow Chemical Co.	6.300%	3/15/33	5,000	5,268
Dow Chemical Co.	4.250%	10/1/34	7,135	6,412
Dow Chemical Co.	9.400%	5/15/39	5,766	7,611
Dow Chemical Co.	5.250%	11/15/41	6,060	5,673
Dow Chemical Co.	4.375%	11/15/42	17,789	14,708
Dow Chemical Co.	4.625%	10/1/44	6,019	5,002
Dow Chemical Co.	5.550%	11/30/48	8,975	8,413
Dow Chemical Co.	4.800%	5/15/49	7,600	6,448
Dow Chemical Co.	3.600%	11/15/50	12,100	8,723
Dow Chemical Co.	6.900%	5/15/53	9,350	10,200
DuPont de Nemours Inc.	4.493%	11/15/25	14,000	13,777
DuPont de Nemours Inc.	4.725%	11/15/28	20,925	20,646
DuPont de Nemours Inc.	5.319%	11/15/38	18,553	17,979
DuPont de Nemours Inc.	5.419%	11/15/48	22,540	21,520
Eastman Chemical Co.	3.800%	3/15/25	11,142	10,810
Eastman Chemical Co.	4.500%	12/1/28	2,989	2,831
Eastman Chemical Co.	4.800%	9/1/42	5,150	4,372
Eastman Chemical Co.	4.650%	10/15/44	8,926	7,392
Ecolab Inc.	2.700%	11/1/26	11,972	11,133
Ecolab Inc.	1.650%	2/1/27	2,000	1,772
Ecolab Inc.	3.250%	12/1/27	4,225	3,945
Ecolab Inc.	5.250%	1/15/28	3,400	3,466
Ecolab Inc.	4.800%	3/24/30	3,500	3,475
Ecolab Inc.	1.300%	1/30/31	5,500	4,196
Ecolab Inc.	2.125%	2/1/32	7,000	5,610
Ecolab Inc.	2.125%	8/15/50	2,500	1,398
Ecolab Inc.	2.700%	12/15/51	11,000	6,889
Ecolab Inc.	2.750%	8/18/55	10,602	6,387
EI du Pont de Nemours & Co.	1.700%	7/15/25	9,165	8,464
EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,186
Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	3,697
Fibria Overseas Finance Ltd.	5.500%	1/17/27	7,435	7,462
FMC Corp.	4.100%	2/1/24	6,500	6,408

65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FMC Corp.	3.200%	10/1/26	7,590	7,072
	FMC Corp.	3.450%	10/1/29	11,277	9,939
	FMC Corp.	4.500%	10/1/49	4,000	3,183
	Freeport-McMoRan Inc.	4.550%	11/14/24	1,000	987
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,800	4,670
	Freeport-McMoRan Inc.	4.125%	3/1/28	7,300	6,777
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,300	4,970
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,900	1,832
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,400	4,015
	Freeport-McMoRan Inc.	4.625%	8/1/30	7,500	7,011
	Freeport-McMoRan Inc.	5.400%	11/14/34	4,000	3,760
	Freeport-McMoRan Inc.	5.450%	3/15/43	21,000	18,926
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	8,270
[7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,820
[7]	Georgia-Pacific LLC	1.750%	9/30/25	12,300	11,237
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	2,653
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,633
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,082
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	1,985
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	5,452
	Huntsman International LLC	4.500%	5/1/29	6,479	5,822
	Huntsman International LLC	2.950%	6/15/31	4,500	3,493
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	3,814
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,357
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	4,552
	International Paper Co.	5.000%	9/15/35	4,094	3,869
	International Paper Co.	6.000%	11/15/41	6,232	6,220
	International Paper Co.	4.800%	6/15/44	15,873	13,827
	International Paper Co.	4.400%	8/15/47	2,800	2,305
	International Paper Co.	4.350%	8/15/48	3,300	2,751
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,103
	Kinross Gold Corp.	4.500%	7/15/27	467	442
	Linde Inc.	4.800%	12/5/24	5,700	5,702
	Linde Inc.	2.650%	2/5/25	3,589	3,438
	Linde Inc.	4.700%	12/5/25	5,400	5,407
	Linde Inc.	3.200%	1/30/26	5,000	4,812
	Linde Inc.	1.100%	8/10/30	5,700	4,378
	Linde Inc.	3.550%	11/7/42	3,800	3,051
	Linde Inc.	2.000%	8/10/50	5,000	2,785
	Lubrizol Corp.	6.500%	10/1/34	420	481
	LYB International Finance BV	5.250%	7/15/43	9,574	8,444
	LYB International Finance BV	4.875%	3/15/44	7,000	5,802
	LYB International Finance III LLC	1.250%	10/1/25	2,600	2,324
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,052
	LYB International Finance III LLC	3.375%	10/1/40	3,900	2,770
	LYB International Finance III LLC	4.200%	10/15/49	6,460	4,832
	LYB International Finance III LLC	4.200%	5/1/50	11,060	8,204
	LYB International Finance III LLC	3.625%	4/1/51	22,018	14,757
	LYB International Finance III LLC	3.800%	10/1/60	4,650	3,024
	LyondellBasell Industries NV	5.750%	4/15/24	4,932	4,942
	LyondellBasell Industries NV	4.625%	2/26/55	10,050	7,897
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	2,946
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	2,999
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,441
[4]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	3,466
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,000	4,795
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	6,432
	Martin Marietta Materials Inc.	3.200%	7/15/51	8,800	5,959
	Mosaic Co.	4.050%	11/15/27	3,260	3,078
	Mosaic Co.	5.450%	11/15/33	3,305	3,222
	Mosaic Co.	4.875%	11/15/41	4,945	4,208
	Mosaic Co.	5.625%	11/15/43	4,400	4,112
	NewMarket Corp.	2.700%	3/18/31	5,000	3,943
	Newmont Corp.	2.800%	10/1/29	15,830	13,490
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newmont Corp.	2.250%	10/1/30	11,300	9,084
	Newmont Corp.	2.600%	7/15/32	13,600	10,836
[4]	Newmont Corp.	5.875%	4/1/35	1,080	1,095
	Newmont Corp.	6.250%	10/1/39	18,056	18,944
	Newmont Corp.	4.875%	3/15/42	8,739	8,048
	Newmont Corp.	5.450%	6/9/44	5,894	5,563
	Nucor Corp.	3.950%	5/23/25	2,160	2,113
	Nucor Corp.	2.000%	6/1/25	12,204	11,366
	Nucor Corp.	4.300%	5/23/27	2,680	2,608
	Nucor Corp.	3.950%	5/1/28	2,700	2,551
	Nucor Corp.	2.700%	6/1/30	7,200	6,114
	Nucor Corp.	3.125%	4/1/32	6,000	5,098
	Nucor Corp.	3.850%	4/1/52	5,000	3,848
	Nucor Corp.	2.979%	12/15/55	16,337	10,144
	Nutrien Ltd.	5.900%	11/7/24	2,600	2,632
	Nutrien Ltd.	3.000%	4/1/25	4,000	3,813
	Nutrien Ltd.	5.950%	11/7/25	2,600	2,657
	Nutrien Ltd.	4.000%	12/15/26	4,800	4,662
	Nutrien Ltd.	2.950%	5/13/30	13,542	11,606
	Nutrien Ltd.	4.125%	3/15/35	5,525	4,764
	Nutrien Ltd.	5.625%	12/1/40	4,875	4,712
	Nutrien Ltd.	4.900%	6/1/43	6,810	6,009
	Nutrien Ltd.	5.250%	1/15/45	4,308	3,933
	Nutrien Ltd.	5.000%	4/1/49	11,246	10,081
	Nutrien Ltd.	3.950%	5/13/50	6,000	4,582
	Packaging Corp. of America	3.650%	9/15/24	6,570	6,390
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,409
	Packaging Corp. of America	3.000%	12/15/29	12,703	10,880
	Packaging Corp. of America	4.050%	12/15/49	2,900	2,227
	Packaging Corp. of America	3.050%	10/1/51	7,400	4,752
	PPG Industries Inc.	2.400%	8/15/24	13,920	13,310
	PPG Industries Inc.	1.200%	3/15/26	7,500	6,649
	PPG Industries Inc.	2.550%	6/15/30	5,000	4,188
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,356
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	10,511	8,304
	Rio Tinto Alcan Inc.	6.125%	12/15/33	5,229	5,604
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	6,072
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	413
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	5,466
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	12,093
	Rio Tinto Finance USA plc	4.750%	3/22/42	6,740	6,323
	Rio Tinto Finance USA plc	4.125%	8/21/42	8,500	7,335
	Rohm & Haas Co.	7.850%	7/15/29	2,637	2,937
	RPM International Inc.	3.750%	3/15/27	5,890	5,491
	RPM International Inc.	4.550%	3/1/29	2,575	2,381
	RPM International Inc.	2.950%	1/15/32	4,000	3,154
	RPM International Inc.	5.250%	6/1/45	3,891	3,373
	RPM International Inc.	4.250%	1/15/48	10,630	7,975
	Sherwin-Williams Co.	3.125%	6/1/24	4,375	4,251
	Sherwin-Williams Co.	4.050%	8/8/24	1,700	1,678
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,219
	Sherwin-Williams Co.	4.250%	8/8/25	1,600	1,573
	Sherwin-Williams Co.	3.950%	1/15/26	11,644	11,343
	Sherwin-Williams Co.	3.450%	6/1/27	14,800	13,887
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	19,273
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	4,228
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	788
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,342
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	12,915
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	3,846
	Sherwin-Williams Co.	3.300%	5/15/50	6,700	4,608
	Sherwin-Williams Co.	2.900%	3/15/52	5,250	3,288
	Sonoco Products Co.	2.250%	2/1/27	8,500	7,532
	Sonoco Products Co.	3.125%	5/1/30	4,175	3,585
	Southern Copper Corp.	3.875%	4/23/25	3,600	3,496
	Southern Copper Corp.	7.500%	7/27/35	8,725	10,110
	Southern Copper Corp.	6.750%	4/16/40	10,050	11,231

66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Copper Corp.	5.250%	11/8/42	16,445	15,761
	Southern Copper Corp.	5.875%	4/23/45	16,812	17,231
	Steel Dynamics Inc.	2.800%	12/15/24	8,598	8,176
	Steel Dynamics Inc.	2.400%	6/15/25	3,000	2,810
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	2,681
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	14,607
	Steel Dynamics Inc.	3.250%	1/15/31	18,000	15,411
	Steel Dynamics Inc.	3.250%	10/15/50	4,513	2,935
	Suzano Austria GmbH	6.000%	1/15/29	18,350	18,304
	Suzano Austria GmbH	5.000%	1/15/30	7,450	6,993
	Suzano Austria GmbH	3.750%	1/15/31	13,400	11,218
[4]	Suzano Austria GmbH	3.125%	1/15/32	19,000	14,838
	Teck Resources Ltd.	3.900%	7/15/30	5,000	4,487
	Teck Resources Ltd.	6.000%	8/15/40	7,344	7,043
	Vale Overseas Ltd.	3.750%	7/8/30	27,100	23,735
	Vale Overseas Ltd.	8.250%	1/17/34	500	593
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	18,276
	Vale Overseas Ltd.	6.875%	11/10/39	23,215	24,502
	Vale SA	5.625%	9/11/42	6,897	6,546
	Vulcan Materials Co.	4.500%	4/1/25	2,750	2,721
	Vulcan Materials Co.	3.900%	4/1/27	2,689	2,553
	Vulcan Materials Co.	3.500%	6/1/30	7,954	7,012
	Vulcan Materials Co.	4.500%	6/15/47	9,737	8,138
	Westlake Corp.	3.600%	8/15/26	7,804	7,335
	Westlake Corp.	3.375%	6/15/30	3,000	2,578
	Westlake Corp.	2.875%	8/15/41	3,600	2,364
	Westlake Corp.	5.000%	8/15/46	13,510	11,327
	Westlake Corp.	4.375%	11/15/47	975	736
	Westlake Corp.	3.125%	8/15/51	6,300	3,914
	Westlake Corp.	3.375%	8/15/61	4,700	2,774
	WestRock MWV LLC	8.200%	1/15/30	4,304	4,870
	WestRock MWV LLC	7.950%	2/15/31	3,000	3,376
	WRKCo Inc.	3.000%	9/15/24	10,620	10,150
	WRKCo Inc.	3.750%	3/15/25	14,789	14,309
	WRKCo Inc.	4.650%	3/15/26	10,545	10,379
	WRKCo Inc.	3.375%	9/15/27	9,950	9,147
	WRKCo Inc.	4.000%	3/15/28	5,375	5,014
	WRKCo Inc.	3.900%	6/1/28	2,300	2,121
	WRKCo Inc.	4.900%	3/15/29	12,040	11,588
	WRKCo Inc.	4.200%	6/1/32	4,550	4,093
	WRKCo Inc.	3.000%	6/15/33	4,000	3,192
	Yamana Gold Inc.	2.630%	8/15/31	4,000	2,995
					1,726,459
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	7,475	6,108
	Agree LP	4.800%	10/1/32	2,700	2,483
	Agree LP	2.600%	6/15/33	3,650	2,750
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	16,643
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,089	8,876
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	11,430	11,064
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,786
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,249
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	887
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	6,461
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	6,047
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	11,788
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	4,540
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	18,295
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,140
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	5,500	4,185
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	4,467
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	5,000	3,586
	American Assets Trust LP	3.375%	2/1/31	4,996	3,959
	American Homes 4 Rent LP	4.250%	2/15/28	2,015	1,869
	American Homes 4 Rent LP	4.900%	2/15/29	2,980	2,818
	American Homes 4 Rent LP	3.625%	4/15/32	5,000	4,189
	American Homes 4 Rent LP	3.375%	7/15/51	2,000	1,259
	American Tower Corp.	0.600%	1/15/24	5,515	5,256
	American Tower Corp.	5.000%	2/15/24	14,707	14,675
	American Tower Corp.	3.375%	5/15/24	9,545	9,290
	American Tower Corp.	2.950%	1/15/25	2,700	2,576
	American Tower Corp.	2.400%	3/15/25	7,485	7,042
	American Tower Corp.	4.000%	6/1/25	3,822	3,721
	American Tower Corp.	1.300%	9/15/25	4,375	3,949
	American Tower Corp.	4.400%	2/15/26	5,000	4,876
	American Tower Corp.	1.600%	4/15/26	7,300	6,492
	American Tower Corp.	1.450%	9/15/26	6,000	5,234
	American Tower Corp.	3.375%	10/15/26	18,670	17,471
	American Tower Corp.	3.125%	1/15/27	20,295	18,625
	American Tower Corp.	3.650%	3/15/27	6,000	5,612
	American Tower Corp.	3.550%	7/15/27	7,860	7,273
	American Tower Corp.	3.600%	1/15/28	2,219	2,041
	American Tower Corp.	1.500%	1/31/28	8,680	7,190
	American Tower Corp.	3.950%	3/15/29	10,750	9,879
	American Tower Corp.	3.800%	8/15/29	13,110	11,922
	American Tower Corp.	2.900%	1/15/30	8,090	6,854
	American Tower Corp.	2.100%	6/15/30	7,000	5,549
	American Tower Corp.	1.875%	10/15/30	7,500	5,782
	American Tower Corp.	2.300%	9/15/31	7,000	5,450
	American Tower Corp.	4.050%	3/15/32	6,000	5,366
	American Tower Corp.	3.700%	10/15/49	11,082	7,879
	American Tower Corp.	3.100%	6/15/50	8,975	5,732
	American Tower Corp.	2.950%	1/15/51	7,192	4,445
[4]	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,856
[4]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,376
[4]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,134
[4]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	9,616
[4]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,355
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	7,500	6,961
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	3,817
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,671
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	9,624
[4]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	1,948
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	15,726
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,412
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	2,121
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	798
	Boston Properties LP	3.800%	2/1/24	4,551	4,472
	Boston Properties LP	3.200%	1/15/25	15,121	14,491
	Boston Properties LP	3.650%	2/1/26	7,250	6,883
	Boston Properties LP	2.750%	10/1/26	17,059	15,384
	Boston Properties LP	6.750%	12/1/27	19,000	19,621
	Boston Properties LP	4.500%	12/1/28	4,700	4,364
	Boston Properties LP	3.400%	6/21/29	5,940	5,116
	Boston Properties LP	2.900%	3/15/30	10,914	8,918
	Boston Properties LP	3.250%	1/30/31	8,430	6,983
	Brandywine Operating Partnership LP	3.950%	11/15/27	20,952	17,620
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	11,928
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	14,435

67

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	6,663
Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	2,823
Brixmor Operating Partnership LP	4.125%	5/15/29	5,000	4,467
Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	15,903
Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	3,828
Broadstone Net Lease LLC	2.600%	9/15/31	2,425	1,817
Camden Property Trust	4.100%	10/15/28	5,475	5,170
Camden Property Trust	3.150%	7/1/29	10,165	9,072
Camden Property Trust	2.800%	5/15/30	27,145	23,376
Camden Property Trust	3.350%	11/1/49	1,550	1,079
CBRE Services Inc.	4.875%	3/1/26	8,208	8,123
CBRE Services Inc.	2.500%	4/1/31	5,000	3,952
Corporate Office Properties LP	2.250%	3/15/26	1,500	1,326
Corporate Office Properties LP	2.750%	4/15/31	5,100	3,818
Corporate Office Properties LP	2.900%	12/1/33	10,650	7,502
Crown Castle Inc.	3.200%	9/1/24	7,750	7,490
Crown Castle Inc.	1.350%	7/15/25	4,000	3,637
Crown Castle Inc.	4.450%	2/15/26	12,670	12,375
Crown Castle Inc.	3.700%	6/15/26	19,130	18,182
Crown Castle Inc.	1.050%	7/15/26	10,000	8,655
Crown Castle Inc.	4.000%	3/1/27	2,275	2,166
Crown Castle Inc.	2.900%	3/15/27	3,060	2,785
Crown Castle Inc.	3.650%	9/1/27	10,000	9,299
Crown Castle Inc.	3.800%	2/15/28	13,200	12,270
Crown Castle Inc.	4.300%	2/15/29	5,827	5,503
Crown Castle Inc.	3.100%	11/15/29	5,175	4,510
Crown Castle Inc.	3.300%	7/1/30	12,780	11,165
Crown Castle Inc.	2.250%	1/15/31	12,591	10,069
Crown Castle Inc.	2.100%	4/1/31	12,000	9,445
Crown Castle Inc.	2.500%	7/15/31	8,000	6,443
Crown Castle Inc.	2.900%	4/1/41	8,500	5,830
Crown Castle Inc.	4.750%	5/15/47	5,200	4,417
Crown Castle Inc.	5.200%	2/15/49	7,750	6,965
Crown Castle Inc.	4.000%	11/15/49	6,000	4,564
Crown Castle Inc.	4.150%	7/1/50	4,671	3,596
Crown Castle Inc.	3.250%	1/15/51	7,900	5,161
CubeSmart LP	4.000%	11/15/25	1,375	1,326
CubeSmart LP	3.125%	9/1/26	5,425	5,026
CubeSmart LP	2.250%	12/15/28	7,100	5,858
CubeSmart LP	4.375%	2/15/29	1,925	1,779
CubeSmart LP	3.000%	2/15/30	1,850	1,536
CubeSmart LP	2.000%	2/15/31	600	452
CubeSmart LP	2.500%	2/15/32	7,100	5,437
Digital Realty Trust LP	3.700%	8/15/27	5,350	4,973
Digital Realty Trust LP	5.550%	1/15/28	4,100	4,128
Digital Realty Trust LP	4.450%	7/15/28	8,283	7,851
Digital Realty Trust LP	3.600%	7/1/29	18,375	16,425
EPR Properties	4.500%	4/1/25	669	634
EPR Properties	4.500%	6/1/27	5,070	4,374
EPR Properties	3.750%	8/15/29	3,432	2,675
EPR Properties	3.600%	11/15/31	1,000	722
Equinix Inc.	2.625%	11/18/24	13,750	13,108
Equinix Inc.	1.250%	7/15/25	4,000	3,623
Equinix Inc.	1.000%	9/15/25	3,000	2,681
Equinix Inc.	1.450%	5/15/26	3,000	2,638
Equinix Inc.	2.900%	11/18/26	10,000	9,135
Equinix Inc.	1.800%	7/15/27	13,000	11,137
Equinix Inc.	1.550%	3/15/28	3,000	2,484
Equinix Inc.	2.000%	5/15/28	4,000	3,374
Equinix Inc.	3.200%	11/18/29	14,025	12,207
Equinix Inc.	2.150%	7/15/30	12,000	9,568
Equinix Inc.	2.500%	5/15/31	7,950	6,374
Equinix Inc.	3.000%	7/15/50	5,500	3,485
Equinix Inc.	2.950%	9/15/51	5,485	3,430
Equinix Inc.	3.400%	2/15/52	4,000	2,746
ERP Operating LP	3.375%	6/1/25	300	288
ERP Operating LP	2.850%	11/1/26	13,030	12,043
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	3.500%	3/1/28	7,000	6,455
	ERP Operating LP	4.150%	12/1/28	8,100	7,621
	ERP Operating LP	3.000%	7/1/29	11,195	9,752
	ERP Operating LP	2.500%	2/15/30	10,000	8,345
	ERP Operating LP	4.500%	7/1/44	4,700	3,995
	ERP Operating LP	4.500%	6/1/45	3,750	3,164
	ERP Operating LP	4.000%	8/1/47	2,775	2,148
	Essential Properties LP	2.950%	7/15/31	3,900	2,828
	Essex Portfolio LP	3.250%	5/1/23	1,425	1,412
	Essex Portfolio LP	3.875%	5/1/24	1,575	1,540
	Essex Portfolio LP	3.500%	4/1/25	8,950	8,635
	Essex Portfolio LP	3.375%	4/15/26	9,915	9,314
	Essex Portfolio LP	1.700%	3/1/28	4,000	3,336
	Essex Portfolio LP	4.000%	3/1/29	4,965	4,520
	Essex Portfolio LP	3.000%	1/15/30	9,630	8,142
	Essex Portfolio LP	1.650%	1/15/31	2,500	1,862
	Essex Portfolio LP	2.550%	6/15/31	680	538
	Essex Portfolio LP	2.650%	3/15/32	7,260	5,738
	Essex Portfolio LP	4.500%	3/15/48	6,839	5,534
	Essex Portfolio LP	2.650%	9/1/50	5,089	2,914
	Extra Space Storage LP	2.550%	6/1/31	4,250	3,322
	Extra Space Storage LP	2.350%	3/15/32	3,425	2,593
	Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,621
	Federal Realty Investment Trust	3.950%	1/15/24	5,000	4,935
	Federal Realty Investment Trust	3.250%	7/15/27	4,725	4,319
	Federal Realty Investment Trust	3.200%	6/15/29	3,350	2,900
	Federal Realty Investment Trust	3.500%	6/1/30	2,000	1,720
	Federal Realty Investment Trust	4.500%	12/1/44	6,600	5,182
	GLP Capital LP	5.250%	6/1/25	9,354	9,210
	GLP Capital LP	5.375%	4/15/26	10,406	10,261
	GLP Capital LP	5.750%	6/1/28	4,750	4,677
	GLP Capital LP	5.300%	1/15/29	6,225	5,877
	GLP Capital LP	4.000%	1/15/30	6,750	5,906
	GLP Capital LP	4.000%	1/15/31	3,000	2,552
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,300	3,072
	Healthcare Realty Holdings LP	3.750%	7/1/27	4,475	4,155
	Healthcare Realty Holdings LP	3.625%	1/15/28	4,810	4,255
	Healthcare Realty Holdings LP	3.100%	2/15/30	3,405	2,856
	Healthcare Realty Holdings LP	2.000%	3/15/31	14,900	11,267
	Healthpeak Properties Inc.	3.400%	2/1/25	2,596	2,499
	Healthpeak Properties Inc.	4.000%	6/1/25	388	378
	Healthpeak Properties Inc.	3.250%	7/15/26	5,000	4,716
	Healthpeak Properties Inc.	3.500%	7/15/29	11,270	10,026
	Healthpeak Properties Inc.	3.000%	1/15/30	10,300	8,827
	Healthpeak Properties Inc.	2.875%	1/15/31	5,000	4,178
	Healthpeak Properties Inc.	6.750%	2/1/41	1,496	1,539
	Highwoods Realty LP	3.875%	3/1/27	13,850	12,803
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,701
	Highwoods Realty LP	3.050%	2/15/30	11,000	8,717
	Highwoods Realty LP	2.600%	2/1/31	11,053	8,169
[4]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,082
[4]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	4,410
[4]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	11,549
[4]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	3,828
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,126
	Hudson Pacific Properties LP	5.950%	2/15/28	3,100	2,880
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,280
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	1,972
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,780	3,124
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,214
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	7,000	6,110
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,005	6,590
	Kilroy Realty LP	3.450%	12/15/24	2,000	1,915

68

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kilroy Realty LP	4.375%	10/1/25	800	776
Kilroy Realty LP	4.750%	12/15/28	2,150	1,954
Kilroy Realty LP	4.250%	8/15/29	2,975	2,609
Kilroy Realty LP	3.050%	2/15/30	10,025	8,029
Kilroy Realty LP	2.500%	11/15/32	3,850	2,739
Kilroy Realty LP	2.650%	11/15/33	16,850	11,593
Kimco Realty Corp.	4.450%	1/15/24	600	593
Kimco Realty Corp.	3.300%	2/1/25	3,125	2,995
Kimco Realty Corp.	3.850%	6/1/25	900	862
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,740
Kimco Realty Corp.	1.900%	3/1/28	16,200	13,590
Kimco Realty Corp.	2.700%	10/1/30	4,000	3,264
Kimco Realty Corp.	2.250%	12/1/31	3,000	2,299
Kimco Realty Corp.	3.200%	4/1/32	3,700	3,065
Kimco Realty Corp.	4.600%	2/1/33	4,360	4,011
Kimco Realty Corp.	4.250%	4/1/45	325	247
Kimco Realty Corp.	4.125%	12/1/46	400	294
Kimco Realty Corp.	4.450%	9/1/47	3,050	2,362
Kimco Realty Corp.	3.700%	10/1/49	6,021	4,121
Kite Realty Group LP	4.000%	10/1/26	7,900	7,269
Kite Realty Group Trust	4.750%	9/15/30	3,000	2,651
Life Storage LP	3.500%	7/1/26	9,625	9,036
Life Storage LP	3.875%	12/15/27	1,000	926
Life Storage LP	4.000%	6/15/29	1,950	1,743
Life Storage LP	2.200%	10/15/30	2,500	1,940
Life Storage LP	2.400%	10/15/31	9,000	6,873
LXP Industrial Trust	2.700%	9/15/30	2,500	1,992
LXP Industrial Trust	2.375%	10/1/31	6,000	4,545
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,666
Mid-America Apartments LP	4.000%	11/15/25	75	73
Mid-America Apartments LP	1.100%	9/15/26	8,897	7,697
Mid-America Apartments LP	3.600%	6/1/27	11,338	10,747
Mid-America Apartments LP	3.950%	3/15/29	4,535	4,286
Mid-America Apartments LP	2.750%	3/15/30	5,245	4,488
Mid-America Apartments LP	1.700%	2/15/31	5,000	3,907
Mid-America Apartments LP	2.875%	9/15/51	2,400	1,539
National Health Investors Inc.	3.000%	2/1/31	8,500	6,121
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,687
National Retail Properties Inc.	4.000%	11/15/25	3,145	3,030
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,306
National Retail Properties Inc.	3.500%	10/15/27	1,050	951
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,319
National Retail Properties Inc.	2.500%	4/15/30	8,375	6,785
National Retail Properties Inc.	4.800%	10/15/48	2,275	1,886
National Retail Properties Inc.	3.100%	4/15/50	8,375	5,191
National Retail Properties Inc.	3.500%	4/15/51	7,200	4,837
National Retail Properties Inc.	3.000%	4/15/52	5,000	3,050
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,283
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	6,577
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,152
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,445	7,901
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	3,672
Omega Healthcare Investors Inc.	3.625%	10/1/29	7,173	5,896
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	17,767
Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	3,255
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	5,511
Physicians Realty LP	4.300%	3/15/27	12,645	11,931
Physicians Realty LP	3.950%	1/15/28	3,000	2,744
Physicians Realty LP	2.625%	11/1/31	10,000	7,796
Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	4,902
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,721
Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	3,515
Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,095
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	3.250%	6/30/26	4,050	3,847
Prologis LP	3.250%	10/1/26	3,825	3,632
Prologis LP	2.125%	4/15/27	8,100	7,259
Prologis LP	3.875%	9/15/28	2,500	2,365
Prologis LP	4.000%	9/15/28	2,025	1,932
Prologis LP	4.375%	2/1/29	4,000	3,823
Prologis LP	2.875%	11/15/29	1,000	870
Prologis LP	2.250%	4/15/30	14,009	11,694
Prologis LP	1.750%	7/1/30	9,000	7,117
Prologis LP	1.250%	10/15/30	8,000	6,072
Prologis LP	1.750%	2/1/31	2,000	1,575
Prologis LP	1.625%	3/15/31	8,377	6,476
Prologis LP	4.375%	9/15/48	3,500	2,992
Prologis LP	3.050%	3/1/50	4,800	3,238
Prologis LP	3.000%	4/15/50	2,089	1,396
Prologis LP	2.125%	10/15/50	11,618	6,486
Public Storage	0.875%	2/15/26	2,600	2,298
Public Storage	1.500%	11/9/26	2,000	1,782
Public Storage	3.094%	9/15/27	6,600	6,152
Public Storage	1.850%	5/1/28	7,000	6,012
Public Storage	3.385%	5/1/29	4,855	4,437
Public Storage	2.300%	5/1/31	7,600	6,203
Public Storage	2.250%	11/9/31	5,000	4,032
Rayonier LP	2.750%	5/17/31	2,000	1,600
Realty Income Corp.	4.600%	2/6/24	2,550	2,533
Realty Income Corp.	3.875%	7/15/24	1,950	1,909
Realty Income Corp.	3.875%	4/15/25	6,840	6,688
Realty Income Corp.	4.625%	11/1/25	5,883	5,835
Realty Income Corp.	0.750%	3/15/26	3,811	3,319
Realty Income Corp.	4.875%	6/1/26	2,925	2,911
Realty Income Corp.	4.125%	10/15/26	10,420	10,125
Realty Income Corp.	3.000%	1/15/27	5,200	4,815
Realty Income Corp.	3.950%	8/15/27	4,350	4,157
Realty Income Corp.	3.400%	1/15/28	6,000	5,525
Realty Income Corp.	3.650%	1/15/28	7,725	7,213
Realty Income Corp.	2.200%	6/15/28	3,500	3,001
Realty Income Corp.	3.250%	6/15/29	4,053	3,610
Realty Income Corp.	3.100%	12/15/29	16,600	14,500
Realty Income Corp.	3.250%	1/15/31	15,696	13,612
Realty Income Corp.	5.625%	10/13/32	1,150	1,174
Realty Income Corp.	2.850%	12/15/32	7,000	5,686
Realty Income Corp.	1.800%	3/15/33	13,000	9,352
Realty Income Corp.	4.650%	3/15/47	7,155	6,301
Regency Centers LP	3.600%	2/1/27	2,010	1,879
Regency Centers LP	4.125%	3/15/28	1,375	1,271
Regency Centers LP	2.950%	9/15/29	1,500	1,258
Regency Centers LP	3.700%	6/15/30	5,000	4,342
Regency Centers LP	4.400%	2/1/47	5,650	4,351
Regency Centers LP	4.650%	3/15/49	4,225	3,395
Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,336
Rexford Industrial Realty LP	2.150%	9/1/31	2,000	1,533
Sabra Health Care LP	5.125%	8/15/26	12,500	11,906
Sabra Health Care LP	3.900%	10/15/29	8,975	7,463
Safehold Operating Partnership LP	2.800%	6/15/31	2,000	1,535
Safehold Operating Partnership LP	2.850%	1/15/32	9,800	7,440
Simon Property Group LP	3.750%	2/1/24	5,000	4,927
Simon Property Group LP	2.000%	9/13/24	2,170	2,063
Simon Property Group LP	3.375%	10/1/24	4,212	4,090
Simon Property Group LP	3.500%	9/1/25	8,639	8,285
Simon Property Group LP	3.300%	1/15/26	5,941	5,648
Simon Property Group LP	3.250%	11/30/26	10,986	10,281
Simon Property Group LP	1.375%	1/15/27	2,500	2,185
Simon Property Group LP	3.375%	6/15/27	17,557	16,386
Simon Property Group LP	3.375%	12/1/27	4,700	4,356
Simon Property Group LP	1.750%	2/1/28	10,250	8,719

69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	2.450%	9/13/29	22,561	18,860
	Simon Property Group LP	2.650%	7/15/30	11,500	9,566
	Simon Property Group LP	2.200%	2/1/31	6,800	5,386
	Simon Property Group LP	2.250%	1/15/32	8,435	6,566
	Simon Property Group LP	2.650%	2/1/32	7,500	6,032
	Simon Property Group LP	6.750%	2/1/40	7,250	7,813
	Simon Property Group LP	4.750%	3/15/42	1,448	1,231
	Simon Property Group LP	4.250%	10/1/44	2,613	2,056
	Simon Property Group LP	4.250%	11/30/46	4,700	3,790
	Simon Property Group LP	3.250%	9/13/49	7,633	5,031
	Simon Property Group LP	3.800%	7/15/50	10,450	7,657
	SITE Centers Corp.	3.900%	8/15/24	9,955	9,587
	SITE Centers Corp.	3.625%	2/1/25	5,900	5,575
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,600
	SITE Centers Corp.	4.700%	6/1/27	11,350	10,662
	Spirit Realty LP	3.200%	1/15/27	445	396
	Spirit Realty LP	2.100%	3/15/28	5,000	4,075
	Spirit Realty LP	4.000%	7/15/29	2,650	2,304
	Spirit Realty LP	3.200%	2/15/31	2,450	1,959
	Spirit Realty LP	2.700%	2/15/32	4,050	3,003
	STORE Capital Corp.	4.500%	3/15/28	2,195	1,978
	STORE Capital Corp.	4.625%	3/15/29	5,000	4,467
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,143
	Sun Communities Operating LP	4.200%	4/15/32	11,700	10,281
	Tanger Properties LP	3.125%	9/1/26	4,710	4,303
	Tanger Properties LP	3.875%	7/15/27	2,600	2,381
	Tanger Properties LP	2.750%	9/1/31	5,000	3,611
[4]	UDR Inc.	2.950%	9/1/26	7,465	6,862
[4]	UDR Inc.	3.500%	7/1/27	5,250	4,898
[4]	UDR Inc.	3.500%	1/15/28	5,075	4,600
	UDR Inc.	3.000%	8/15/31	3,500	2,921
[4]	UDR Inc.	2.100%	8/1/32	1,500	1,114
[4]	UDR Inc.	1.900%	3/15/33	9,940	7,074
[4]	UDR Inc.	2.100%	6/15/33	3,950	2,822
	UDR Inc.	3.100%	11/1/34	3,335	2,580
	Ventas Realty LP	3.500%	4/15/24	3,075	2,989
	Ventas Realty LP	3.750%	5/1/24	2,325	2,274
	Ventas Realty LP	2.650%	1/15/25	3,610	3,418
	Ventas Realty LP	3.500%	2/1/25	8,000	7,687
	Ventas Realty LP	4.125%	1/15/26	1,825	1,768
	Ventas Realty LP	3.250%	10/15/26	9,075	8,396
	Ventas Realty LP	3.850%	4/1/27	2,075	1,955
	Ventas Realty LP	4.000%	3/1/28	12,985	12,003
	Ventas Realty LP	3.000%	1/15/30	3,865	3,257
	Ventas Realty LP	4.750%	11/15/30	765	717
	Ventas Realty LP	5.700%	9/30/43	1,000	917
	Ventas Realty LP	4.375%	2/1/45	5,740	4,466
	Ventas Realty LP	4.875%	4/15/49	1,200	998
	VICI Properties LP	4.750%	2/15/28	13,300	12,634
	VICI Properties LP	4.950%	2/15/30	10,000	9,414
	VICI Properties LP	5.125%	5/15/32	13,100	12,143
	VICI Properties LP	5.625%	5/15/52	8,000	7,076
	Vornado Realty LP	3.500%	1/15/25	3,524	3,311
	Vornado Realty LP	2.150%	6/1/26	6,900	5,845
[7]	WEA Finance LLC	3.750%	9/17/24	500	473
	Welltower Inc.	4.500%	1/15/24	5,500	5,447
	Welltower Inc.	3.625%	3/15/24	10,990	10,754
	Welltower Inc.	4.000%	6/1/25	18,665	18,188
	Welltower Inc.	4.250%	4/1/26	16,567	16,055
	Welltower Inc.	2.700%	2/15/27	9,262	8,343
	Welltower Inc.	4.250%	4/15/28	1,525	1,431
	Welltower Inc.	4.125%	3/15/29	3,145	2,882
	Welltower Inc.	2.750%	1/15/31	16,750	13,391
	Welltower Inc.	2.800%	6/1/31	4,800	3,824
	Welltower Inc.	2.750%	1/15/32	5,175	4,048
	Welltower Inc.	3.850%	6/15/32	4,200	3,580
	Welltower Inc.	6.500%	3/15/41	2,000	1,999
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower Inc.	5.125%	3/15/43	950	804
	Welltower Inc.	4.950%	9/1/48	4,450	3,663
	Weyerhaeuser Co.	4.000%	11/15/29	11,200	10,250
	Weyerhaeuser Co.	4.000%	4/15/30	8,000	7,299
	Weyerhaeuser Co.	7.375%	3/15/32	2,427	2,688
	Weyerhaeuser Co.	4.000%	3/9/52	1,000	758
	WP Carey Inc.	4.600%	4/1/24	7,705	7,632
	WP Carey Inc.	4.000%	2/1/25	1,250	1,219
	WP Carey Inc.	4.250%	10/1/26	2,350	2,267
	WP Carey Inc.	3.850%	7/15/29	2,200	1,978
	WP Carey Inc.	2.250%	4/1/33	13,242	9,821
					2,266,182
Technology (2.3%)
	Adobe Inc.	1.900%	2/1/25	4,113	3,886
	Adobe Inc.	3.250%	2/1/25	11,108	10,794
	Adobe Inc.	2.150%	2/1/27	10,800	9,841
	Adobe Inc.	2.300%	2/1/30	15,650	13,349
	Amdocs Ltd.	2.538%	6/15/30	6,100	4,947
	Analog Devices Inc.	2.950%	4/1/25	3,050	2,929
	Analog Devices Inc.	3.500%	12/5/26	5,965	5,691
[7]	Analog Devices Inc.	3.450%	6/15/27	625	588
	Analog Devices Inc.	1.700%	10/1/28	8,000	6,778
	Analog Devices Inc.	2.100%	10/1/31	10,000	8,090
	Analog Devices Inc.	2.800%	10/1/41	8,000	5,886
	Analog Devices Inc.	2.950%	10/1/51	10,000	6,763
	Apple Inc.	3.000%	2/9/24	20,735	20,331
	Apple Inc.	3.450%	5/6/24	9,375	9,215
	Apple Inc.	2.850%	5/11/24	25,151	24,496
	Apple Inc.	1.800%	9/11/24	3,000	2,857
	Apple Inc.	2.750%	1/13/25	13,998	13,483
	Apple Inc.	2.500%	2/9/25	17,788	17,008
	Apple Inc.	1.125%	5/11/25	26,505	24,424
	Apple Inc.	3.200%	5/13/25	18,350	17,735
	Apple Inc.	0.550%	8/20/25	11,500	10,369
	Apple Inc.	0.700%	2/8/26	21,300	18,928
	Apple Inc.	3.250%	2/23/26	63,501	61,028
	Apple Inc.	2.450%	8/4/26	24,982	23,197
	Apple Inc.	2.050%	9/11/26	14,086	12,868
	Apple Inc.	3.350%	2/9/27	23,601	22,593
	Apple Inc.	3.200%	5/11/27	36,000	34,172
	Apple Inc.	2.900%	9/12/27	37,855	35,350
	Apple Inc.	1.200%	2/8/28	28,800	24,452
	Apple Inc.	1.400%	8/5/28	24,000	20,336
	Apple Inc.	2.200%	9/11/29	21,280	18,384
	Apple Inc.	1.650%	5/11/30	18,500	15,166
	Apple Inc.	1.250%	8/20/30	11,000	8,645
	Apple Inc.	1.650%	2/8/31	25,000	20,124
	Apple Inc.	1.700%	8/5/31	9,000	7,198
	Apple Inc.	4.500%	2/23/36	13,180	13,057
	Apple Inc.	2.375%	2/8/41	16,025	11,339
	Apple Inc.	3.850%	5/4/43	31,963	27,771
	Apple Inc.	4.450%	5/6/44	3,675	3,485
	Apple Inc.	3.450%	2/9/45	17,678	14,227
	Apple Inc.	4.375%	5/13/45	20,889	19,298
	Apple Inc.	4.650%	2/23/46	37,300	35,467
	Apple Inc.	3.850%	8/4/46	21,680	18,461
	Apple Inc.	3.750%	9/12/47	12,824	10,704
	Apple Inc.	3.750%	11/13/47	12,160	10,153
	Apple Inc.	2.950%	9/11/49	16,768	11,974
	Apple Inc.	2.650%	5/11/50	32,820	21,826
	Apple Inc.	2.400%	8/20/50	12,653	7,997
	Apple Inc.	2.650%	2/8/51	32,700	21,821
	Apple Inc.	2.700%	8/5/51	18,000	12,021
	Apple Inc.	2.550%	8/20/60	18,802	11,507
	Apple Inc.	2.800%	2/8/61	22,800	14,630
	Apple Inc.	2.850%	8/5/61	10,000	6,517
	Apple Inc.	4.100%	8/8/62	7,000	5,910

70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Applied Materials Inc.	3.900%	10/1/25	17,905	17,518
	Applied Materials Inc.	3.300%	4/1/27	17,200	16,343
	Applied Materials Inc.	1.750%	6/1/30	6,080	4,957
	Applied Materials Inc.	5.100%	10/1/35	6,475	6,542
	Applied Materials Inc.	5.850%	6/15/41	5,905	6,452
	Applied Materials Inc.	4.350%	4/1/47	6,000	5,420
	Applied Materials Inc.	2.750%	6/1/50	8,117	5,544
	Arrow Electronics Inc.	3.250%	9/8/24	7,444	7,164
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	2,961
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,209
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	3,151
	Autodesk Inc.	4.375%	6/15/25	4,600	4,550
	Autodesk Inc.	3.500%	6/15/27	4,150	3,886
	Autodesk Inc.	2.850%	1/15/30	10,300	8,851
	Autodesk Inc.	2.400%	12/15/31	13,819	11,083
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	8,747
	Automatic Data Processing Inc.	1.700%	5/15/28	10,000	8,682
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	6,482
	Avnet Inc.	4.625%	4/15/26	4,625	4,450
	Avnet Inc.	3.000%	5/15/31	2,800	2,167
	Block Financial LLC	5.250%	10/1/25	13,075	13,028
	Block Financial LLC	2.500%	7/15/28	2,000	1,697
	Block Financial LLC	3.875%	8/15/30	6,950	6,087
	Broadcom Corp.	3.875%	1/15/27	42,704	40,428
	Broadcom Corp.	3.500%	1/15/28	6,500	5,925
	Broadcom Inc.	2.250%	11/15/23	8,100	7,886
	Broadcom Inc.	3.625%	10/15/24	7,000	6,818
	Broadcom Inc.	3.150%	11/15/25	17,203	16,312
	Broadcom Inc.	3.459%	9/15/26	48,778	45,915
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	6,762
	Broadcom Inc.	4.110%	9/15/28	20,000	18,660
[7]	Broadcom Inc.	4.000%	4/15/29	2,000	1,820
	Broadcom Inc.	4.750%	4/15/29	22,000	20,982
	Broadcom Inc.	5.000%	4/15/30	17,000	16,123
	Broadcom Inc.	4.150%	11/15/30	24,000	21,501
[7]	Broadcom Inc.	2.450%	2/15/31	24,500	19,289
	Broadcom Inc.	4.300%	11/15/32	12,650	11,168
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	13,493
[7]	Broadcom Inc.	3.419%	4/15/33	24,697	19,824
[7]	Broadcom Inc.	3.469%	4/15/34	28,006	22,205
[7]	Broadcom Inc.	3.137%	11/15/35	28,750	21,093
[7]	Broadcom Inc.	3.187%	11/15/36	40,100	28,942
[7]	Broadcom Inc.	4.926%	5/15/37	27,471	24,011
[7]	Broadcom Inc.	3.500%	2/15/41	20,690	14,812
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	12,557
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	2,623
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	3,554
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	8,787
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,232
	CDW LLC	4.125%	5/1/25	2,700	2,626
	CDW LLC	4.250%	4/1/28	3,481	3,202
	CDW LLC	3.250%	2/15/29	4,169	3,553
	CGI Inc.	1.450%	9/14/26	6,500	5,739
	CGI Inc.	2.300%	9/14/31	4,600	3,474
	Cintas Corp. No. 2	3.700%	4/1/27	15,559	14,985
	Cintas Corp. No. 2	6.150%	8/15/36	259	274
	Cisco Systems Inc.	3.625%	3/4/24	8,482	8,360
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,157
	Cisco Systems Inc.	2.950%	2/28/26	10,105	9,651
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,021
	Cisco Systems Inc.	5.900%	2/15/39	12,866	13,888
	Cisco Systems Inc.	5.500%	1/15/40	25,242	26,328
	Corning Inc.	4.700%	3/15/37	2,475	2,248
	Corning Inc.	5.750%	8/15/40	8,460	8,395
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corning Inc.	4.750%	3/15/42	2,195	1,948
	Corning Inc.	5.350%	11/15/48	1,500	1,412
	Corning Inc.	4.375%	11/15/57	7,050	5,486
	Corning Inc.	5.850%	11/15/68	3,200	2,944
	Corning Inc.	5.450%	11/15/79	10,600	9,190
	Dell Inc.	6.500%	4/15/38	14,700	14,516
	Dell International LLC	4.000%	7/15/24	10,000	9,814
	Dell International LLC	5.850%	7/15/25	9,000	9,112
	Dell International LLC	6.020%	6/15/26	51,818	52,900
	Dell International LLC	4.900%	10/1/26	22,585	22,249
	Dell International LLC	6.100%	7/15/27	7,554	7,763
	Dell International LLC	5.300%	10/1/29	18,333	17,894
	Dell International LLC	6.200%	7/15/30	7,955	8,100
	Dell International LLC	8.100%	7/15/36	11,118	12,466
[7]	Dell International LLC	3.375%	12/15/41	10,500	7,052
	Dell International LLC	8.350%	7/15/46	7,046	8,083
[7]	Dell International LLC	3.450%	12/15/51	13,500	8,351
	DXC Technology Co.	1.800%	9/15/26	7,800	6,784
	DXC Technology Co.	2.375%	9/15/28	6,900	5,802
	Equifax Inc.	2.600%	12/1/24	2,250	2,146
	Equifax Inc.	2.600%	12/15/25	6,037	5,624
	Equifax Inc.	3.100%	5/15/30	10,310	8,666
	Equifax Inc.	2.350%	9/15/31	11,000	8,529
	Fidelity National Information Services Inc.	0.600%	3/1/24	8,000	7,575
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	11,408
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	6,236
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	5,932
	Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	11,563
	Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	6,233
	Fidelity National Information Services Inc.	4.500%	8/15/46	300	235
	Fiserv Inc.	2.750%	7/1/24	20,808	20,070
	Fiserv Inc.	3.850%	6/1/25	14,971	14,530
	Fiserv Inc.	3.200%	7/1/26	21,000	19,672
	Fiserv Inc.	2.250%	6/1/27	13,700	12,233
	Fiserv Inc.	4.200%	10/1/28	11,000	10,411
	Fiserv Inc.	3.500%	7/1/29	34,776	31,338
	Fiserv Inc.	2.650%	6/1/30	11,000	9,223
	Fiserv Inc.	4.400%	7/1/49	22,550	18,340
	Flex Ltd.	4.750%	6/15/25	75	73
	Flex Ltd.	3.750%	2/1/26	6,000	5,650
	Flex Ltd.	4.875%	6/15/29	5,919	5,566
	Flex Ltd.	4.875%	5/12/30	4,000	3,741
	Fortinet Inc.	1.000%	3/15/26	5,000	4,371
	Fortinet Inc.	2.200%	3/15/31	5,000	3,845
	Global Payments Inc.	1.500%	11/15/24	5,000	4,652
	Global Payments Inc.	2.650%	2/15/25	19,825	18,667
	Global Payments Inc.	1.200%	3/1/26	8,800	7,671
	Global Payments Inc.	4.800%	4/1/26	6,500	6,327
	Global Payments Inc.	2.150%	1/15/27	8,050	7,030
	Global Payments Inc.	4.950%	8/15/27	1,105	1,074
	Global Payments Inc.	4.450%	6/1/28	11,060	10,290
	Global Payments Inc.	3.200%	8/15/29	20,743	17,706
	Global Payments Inc.	2.900%	5/15/30	8,205	6,733
	Global Payments Inc.	2.900%	11/15/31	8,000	6,322
	Global Payments Inc.	5.400%	8/15/32	4,700	4,481
	Global Payments Inc.	4.150%	8/15/49	9,635	6,883
	Global Payments Inc.	5.950%	8/15/52	6,000	5,452
	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,427
	GXO Logistics Inc.	2.650%	7/15/31	7,000	5,189
	Harman International Industries Inc.	4.150%	5/15/25	3,475	3,380

71

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,867	7,511
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	18,765
Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	7,334
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,959	3,050
Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,783	22,773
HP Inc.	2.200%	6/17/25	14,025	13,126
HP Inc.	1.450%	6/17/26	15,600	13,679
HP Inc.	3.000%	6/17/27	14,610	13,345
HP Inc.	4.750%	1/15/28	8,500	8,256
HP Inc.	4.000%	4/15/29	10,000	9,156
HP Inc.	3.400%	6/17/30	16,000	13,539
HP Inc.	2.650%	6/17/31	11,000	8,574
HP Inc.	4.200%	4/15/32	10,000	8,589
HP Inc.	5.500%	1/15/33	10,375	9,759
HP Inc.	6.000%	9/15/41	12,970	12,434
Hubbell Inc.	3.350%	3/1/26	2,800	2,663
Hubbell Inc.	3.150%	8/15/27	3,425	3,123
Hubbell Inc.	3.500%	2/15/28	4,645	4,269
Hubbell Inc.	2.300%	3/15/31	3,000	2,389
Intel Corp.	2.875%	5/11/24	12,581	12,251
Intel Corp.	3.400%	3/25/25	27,620	26,890
Intel Corp.	3.700%	7/29/25	23,775	23,209
Intel Corp.	2.600%	5/19/26	11,340	10,585
Intel Corp.	3.750%	3/25/27	9,400	9,078
Intel Corp.	3.750%	8/5/27	5,500	5,288
Intel Corp.	1.600%	8/12/28	10,830	9,202
Intel Corp.	2.450%	11/15/29	29,000	24,875
Intel Corp.	3.900%	3/25/30	19,005	17,831
Intel Corp.	2.000%	8/12/31	13,750	10,905
Intel Corp.	4.150%	8/5/32	10,100	9,444
Intel Corp.	4.000%	12/15/32	9,200	8,515
Intel Corp.	4.600%	3/25/40	6,500	5,901
Intel Corp.	2.800%	8/12/41	8,000	5,575
Intel Corp.	4.800%	10/1/41	12,072	11,145
Intel Corp.	4.250%	12/15/42	1,000	853
Intel Corp.	4.100%	5/19/46	21,725	17,685
Intel Corp.	3.734%	12/8/47	29,850	22,454
Intel Corp.	3.250%	11/15/49	16,650	11,340
Intel Corp.	4.750%	3/25/50	21,259	18,538
Intel Corp.	3.050%	8/12/51	7,300	4,745
Intel Corp.	4.900%	8/5/52	25,000	22,210
Intel Corp.	3.100%	2/15/60	10,100	6,299
Intel Corp.	3.200%	8/12/61	7,900	4,990
Intel Corp.	5.050%	8/5/62	18,905	16,682
International Business Machines Corp.	3.625%	2/12/24	18,338	18,060
International Business Machines Corp.	3.000%	5/15/24	25,100	24,434
International Business Machines Corp.	7.000%	10/30/25	7,850	8,319
International Business Machines Corp.	3.450%	2/19/26	12,464	11,972
International Business Machines Corp.	3.300%	5/15/26	37,800	35,980
International Business Machines Corp.	1.700%	5/15/27	15,092	13,261
International Business Machines Corp.	6.220%	8/1/27	1,975	2,089
International Business Machines Corp.	6.500%	1/15/28	50	54
International Business Machines Corp.	3.500%	5/15/29	29,255	26,880
International Business Machines Corp.	1.950%	5/15/30	18,600	15,159
International Business Machines Corp.	4.150%	5/15/39	21,200	18,253
International Business Machines Corp.	5.600%	11/30/39	5,823	5,919
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	2.850%	5/15/40	7,810	5,655
	International Business Machines Corp.	4.000%	6/20/42	9,000	7,469
	International Business Machines Corp.	4.700%	2/19/46	1,200	1,064
	International Business Machines Corp.	4.250%	5/15/49	30,865	25,617
	International Business Machines Corp.	2.950%	5/15/50	12,255	7,998
	International Business Machines Corp.	3.430%	2/9/52	4,535	3,201
	International Business Machines Corp.	4.900%	7/27/52	16,571	15,152
	Intuit Inc.	0.950%	7/15/25	4,500	4,098
	Intuit Inc.	1.350%	7/15/27	4,500	3,894
	Intuit Inc.	1.650%	7/15/30	4,500	3,617
	Jabil Inc.	1.700%	4/15/26	5,000	4,424
	Jabil Inc.	3.950%	1/12/28	6,000	5,589
	Jabil Inc.	3.600%	1/15/30	6,070	5,321
	Jabil Inc.	3.000%	1/15/31	5,500	4,549
	Juniper Networks Inc.	1.200%	12/10/25	2,475	2,214
	Juniper Networks Inc.	3.750%	8/15/29	9,025	8,041
	Juniper Networks Inc.	2.000%	12/10/30	5,600	4,257
	Juniper Networks Inc.	5.950%	3/15/41	3,680	3,429
	KLA Corp.	4.650%	11/1/24	3,124	3,119
	KLA Corp.	4.100%	3/15/29	11,041	10,683
	KLA Corp.	4.650%	7/15/32	5,000	4,899
	KLA Corp.	5.000%	3/15/49	5,125	4,794
	KLA Corp.	3.300%	3/1/50	35,025	25,393
	KLA Corp.	4.950%	7/15/52	12,460	11,694
	KLA Corp.	5.250%	7/15/62	8,080	7,789
	Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	2,563
	Kyndryl Holdings Inc.	2.700%	10/15/28	5,600	4,215
	Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	4,477
	Kyndryl Holdings Inc.	4.100%	10/15/41	5,000	2,954
	Lam Research Corp.	3.800%	3/15/25	4,901	4,796
	Lam Research Corp.	3.750%	3/15/26	11,500	11,154
	Lam Research Corp.	4.000%	3/15/29	11,580	11,021
	Lam Research Corp.	1.900%	6/15/30	10,394	8,455
	Lam Research Corp.	4.875%	3/15/49	5,850	5,592
	Lam Research Corp.	2.875%	6/15/50	6,000	4,061
	Lam Research Corp.	3.125%	6/15/60	4,900	3,222
	Legrand France SA	8.500%	2/15/25	3,350	3,615
	Leidos Inc.	3.625%	5/15/25	6,905	6,636
	Leidos Inc.	4.375%	5/15/30	6,500	5,868
	Leidos Inc.	2.300%	2/15/31	12,550	9,604
	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,424
	Marvell Technology Inc.	2.450%	4/15/28	7,000	5,886
[4]	Marvell Technology Inc.	4.875%	6/22/28	3,758	3,568
	Marvell Technology Inc.	2.950%	4/15/31	7,065	5,675
	Microchip Technology Inc.	4.250%	9/1/25	10,000	9,711
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,283
	Micron Technology Inc.	4.185%	2/15/27	15,000	14,251
	Micron Technology Inc.	5.327%	2/6/29	5,950	5,710
	Micron Technology Inc.	2.703%	4/15/32	6,750	5,064
	Micron Technology Inc.	3.366%	11/1/41	12,000	8,023
	Micron Technology Inc.	3.477%	11/1/51	4,750	2,959
	Microsoft Corp.	2.875%	2/6/24	46,229	45,330
	Microsoft Corp.	2.700%	2/12/25	6,746	6,489
	Microsoft Corp.	3.125%	11/3/25	29,950	28,931
	Microsoft Corp.	2.400%	8/8/26	41,560	38,770
	Microsoft Corp.	3.300%	2/6/27	39,538	38,109
	Microsoft Corp.	3.500%	2/12/35	16,825	15,244
	Microsoft Corp.	4.200%	11/3/35	1,000	968
	Microsoft Corp.	3.450%	8/8/36	20,069	17,810
	Microsoft Corp.	4.100%	2/6/37	12,172	11,544
	Microsoft Corp.	5.300%	2/8/41	7,000	7,481

72

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microsoft Corp.	3.700%	8/8/46	44,925	38,375
Microsoft Corp.	2.525%	6/1/50	74,159	49,420
Microsoft Corp.	2.921%	3/17/52	80,954	57,678
Microsoft Corp.	2.675%	6/1/60	40,222	25,994
Microsoft Corp.	3.041%	3/17/62	46,066	32,088
Moody's Corp.	4.875%	2/15/24	8,339	8,311
Moody's Corp.	3.750%	3/24/25	6,000	5,839
Moody's Corp.	3.250%	1/15/28	5,500	5,084
Moody's Corp.	4.250%	2/1/29	4,000	3,830
Moody's Corp.	2.000%	8/19/31	6,300	4,991
Moody's Corp.	2.750%	8/19/41	6,000	4,192
Moody's Corp.	5.250%	7/15/44	5,515	5,297
Moody's Corp.	4.875%	12/17/48	4,000	3,619
Moody's Corp.	3.250%	5/20/50	3,225	2,223
Moody's Corp.	3.750%	2/25/52	5,000	3,850
Moody's Corp.	3.100%	11/29/61	8,400	5,299
Motorola Solutions Inc.	4.000%	9/1/24	542	532
Motorola Solutions Inc.	4.600%	2/23/28	6,000	5,817
Motorola Solutions Inc.	4.600%	5/23/29	6,000	5,699
Motorola Solutions Inc.	2.300%	11/15/30	8,500	6,669
Motorola Solutions Inc.	2.750%	5/24/31	5,700	4,549
Motorola Solutions Inc.	5.500%	9/1/44	2,995	2,710
NetApp Inc.	3.300%	9/29/24	4,475	4,332
NetApp Inc.	1.875%	6/22/25	4,000	3,686
NetApp Inc.	2.375%	6/22/27	4,000	3,561
NetApp Inc.	2.700%	6/22/30	32,176	26,389
NVIDIA Corp.	0.584%	6/14/24	13,000	12,264
NVIDIA Corp.	3.200%	9/16/26	12,155	11,554
NVIDIA Corp.	1.550%	6/15/28	13,000	11,114
NVIDIA Corp.	2.850%	4/1/30	14,018	12,245
NVIDIA Corp.	2.000%	6/15/31	13,000	10,433
NVIDIA Corp.	3.500%	4/1/40	30,000	24,304
NVIDIA Corp.	3.500%	4/1/50	20,760	15,710
NVIDIA Corp.	3.700%	4/1/60	3,507	2,611
NXP BV	4.875%	3/1/24	9,250	9,176
NXP BV	5.350%	3/1/26	3,500	3,474
NXP BV	3.875%	6/18/26	2,000	1,904
NXP BV	3.150%	5/1/27	8,000	7,291
NXP BV	5.550%	12/1/28	5,000	5,008
NXP BV	4.300%	6/18/29	18,000	16,684
NXP BV	3.400%	5/1/30	11,240	9,700
NXP BV	2.500%	5/11/31	16,000	12,645
NXP BV	2.650%	2/15/32	11,200	8,760
NXP BV	3.250%	5/11/41	8,600	5,977
NXP BV	3.125%	2/15/42	4,000	2,696
NXP BV	3.250%	11/30/51	5,000	3,122
Oracle Corp.	3.400%	7/8/24	18,599	18,141
Oracle Corp.	2.950%	11/15/24	36,830	35,443
Oracle Corp.	2.500%	4/1/25	36,210	34,143
Oracle Corp.	2.950%	5/15/25	16,582	15,746
Oracle Corp.	1.650%	3/25/26	40,430	36,232
Oracle Corp.	2.650%	7/15/26	38,460	35,364
Oracle Corp.	2.800%	4/1/27	39,890	36,385
Oracle Corp.	3.250%	11/15/27	11,876	10,911
Oracle Corp.	2.300%	3/25/28	21,175	18,362
Oracle Corp.	6.150%	11/9/29	12,700	13,203
Oracle Corp.	2.950%	4/1/30	28,065	23,956
Oracle Corp.	2.875%	3/25/31	39,800	33,019
Oracle Corp.	6.250%	11/9/32	12,700	13,336
Oracle Corp.	4.300%	7/8/34	30,283	26,682
Oracle Corp.	3.900%	5/15/35	15,600	13,000
Oracle Corp.	3.850%	7/15/36	16,490	13,490
Oracle Corp.	3.800%	11/15/37	10,400	8,204
Oracle Corp.	6.500%	4/15/38	10,000	10,388
Oracle Corp.	6.125%	7/8/39	10,800	10,753
Oracle Corp.	3.600%	4/1/40	47,120	34,795
Oracle Corp.	5.375%	7/15/40	22,357	20,527
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	3.650%	3/25/41	23,200	17,152
	Oracle Corp.	4.500%	7/8/44	11,844	9,521
	Oracle Corp.	4.125%	5/15/45	21,375	16,135
	Oracle Corp.	4.000%	7/15/46	32,761	24,060
	Oracle Corp.	4.000%	11/15/47	23,765	17,447
	Oracle Corp.	3.600%	4/1/50	47,300	32,269
	Oracle Corp.	3.950%	3/25/51	48,500	34,944
	Oracle Corp.	6.900%	11/9/52	25,605	27,708
	Oracle Corp.	4.375%	5/15/55	11,925	9,157
	Oracle Corp.	3.850%	4/1/60	21,340	14,277
	Oracle Corp.	4.100%	3/25/61	15,225	10,631
	PayPal Holdings Inc.	2.400%	10/1/24	8,104	7,763
	PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,169
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	9,514
	PayPal Holdings Inc.	2.850%	10/1/29	16,109	14,027
	PayPal Holdings Inc.	2.300%	6/1/30	6,750	5,541
	PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,710
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	8,940
	PayPal Holdings Inc.	5.050%	6/1/52	5,000	4,563
	PayPal Holdings Inc.	5.250%	6/1/62	5,000	4,570
[7]	Qorvo Inc.	1.750%	12/15/24	4,500	4,152
	Qorvo Inc.	4.375%	10/15/29	9,000	7,953
	QUALCOMM Inc.	2.900%	5/20/24	9,707	9,470
	QUALCOMM Inc.	3.450%	5/20/25	9,042	8,793
	QUALCOMM Inc.	3.250%	5/20/27	15,500	14,753
	QUALCOMM Inc.	1.300%	5/20/28	19,868	16,825
	QUALCOMM Inc.	2.150%	5/20/30	14,485	12,236
	QUALCOMM Inc.	1.650%	5/20/32	13,048	10,069
	QUALCOMM Inc.	4.250%	5/20/32	3,800	3,661
	QUALCOMM Inc.	5.400%	5/20/33	20,675	21,544
	QUALCOMM Inc.	4.650%	5/20/35	9,700	9,409
	QUALCOMM Inc.	4.800%	5/20/45	12,870	12,076
	QUALCOMM Inc.	4.300%	5/20/47	15,420	13,372
	QUALCOMM Inc.	3.250%	5/20/50	6,840	4,986
	QUALCOMM Inc.	4.500%	5/20/52	11,000	9,693
	QUALCOMM Inc.	6.000%	5/20/53	10,000	10,683
	Quanta Services Inc.	2.900%	10/1/30	9,025	7,431
	RELX Capital Inc.	4.000%	3/18/29	9,350	8,664
	RELX Capital Inc.	3.000%	5/22/30	5,598	4,767
	RELX Capital Inc.	4.750%	5/20/32	5,325	5,107
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,062
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,039
	Roper Technologies Inc.	3.850%	12/15/25	9,157	8,878
	Roper Technologies Inc.	3.800%	12/15/26	11,559	11,041
	Roper Technologies Inc.	1.400%	9/15/27	17,709	15,017
	Roper Technologies Inc.	4.200%	9/15/28	7,225	6,970
	Roper Technologies Inc.	2.950%	9/15/29	10,295	8,929
	Roper Technologies Inc.	2.000%	6/30/30	13,776	11,014
	Roper Technologies Inc.	1.750%	2/15/31	12,742	9,809
[7]	S&P Global Inc.	2.450%	3/1/27	6,000	5,481
[7]	S&P Global Inc.	4.750%	8/1/28	8,865	8,763
[7]	S&P Global Inc.	2.700%	3/1/29	13,000	11,438
[7]	S&P Global Inc.	4.250%	5/1/29	10,700	10,211
	S&P Global Inc.	2.500%	12/1/29	5,300	4,534
	S&P Global Inc.	1.250%	8/15/30	7,400	5,691
[7]	S&P Global Inc.	2.900%	3/1/32	16,000	13,651
	S&P Global Inc.	3.250%	12/1/49	6,500	4,749
[7]	S&P Global Inc.	3.700%	3/1/52	7,820	6,093
	S&P Global Inc.	2.300%	8/15/60	7,950	4,375
[7]	S&P Global Inc.	3.900%	3/1/62	5,545	4,310
	Salesforce Inc.	3.700%	4/11/28	12,050	11,583
	Salesforce Inc.	1.500%	7/15/28	11,500	9,826
	Salesforce Inc.	1.950%	7/15/31	16,000	12,811
	Salesforce Inc.	2.700%	7/15/41	14,930	10,668
	Salesforce Inc.	2.900%	7/15/51	22,600	15,052
	Salesforce Inc.	3.050%	7/15/61	14,230	9,214
	ServiceNow Inc.	1.400%	9/1/30	15,600	11,887

73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,106
	Skyworks Solutions Inc.	3.000%	6/1/31	7,000	5,483
	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,250
	TD SYNNEX Corp.	2.375%	8/9/28	6,000	4,863
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	3,638
	Texas Instruments Inc.	2.625%	5/15/24	4,297	4,172
	Texas Instruments Inc.	4.700%	11/18/24	4,100	4,094
	Texas Instruments Inc.	1.375%	3/12/25	7,863	7,347
	Texas Instruments Inc.	1.125%	9/15/26	5,500	4,858
	Texas Instruments Inc.	2.900%	11/3/27	7,497	6,983
	Texas Instruments Inc.	4.600%	2/15/28	10,000	10,019
	Texas Instruments Inc.	2.250%	9/4/29	12,329	10,660
	Texas Instruments Inc.	1.750%	5/4/30	6,300	5,186
	Texas Instruments Inc.	1.900%	9/15/31	3,900	3,156
	Texas Instruments Inc.	3.875%	3/15/39	11,500	10,147
	Texas Instruments Inc.	4.150%	5/15/48	16,533	14,707
	Texas Instruments Inc.	2.700%	9/15/51	4,000	2,775
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	11,584
	TSMC Arizona Corp.	3.875%	4/22/27	6,725	6,451
	TSMC Arizona Corp.	4.125%	4/22/29	5,700	5,418
	TSMC Arizona Corp.	2.500%	10/25/31	13,250	10,886
	TSMC Arizona Corp.	4.250%	4/22/32	5,350	5,154
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	8,038
	TSMC Arizona Corp.	3.250%	10/25/51	10,850	7,883
	TSMC Arizona Corp.	4.500%	4/22/52	10,900	9,825
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,081
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	9,413
	Verisk Analytics Inc.	5.500%	6/15/45	8,300	7,779
	Verisk Analytics Inc.	3.625%	5/15/50	5,600	3,877
	VMware Inc.	4.500%	5/15/25	10,654	10,446
	VMware Inc.	1.400%	8/15/26	16,000	13,936
	VMware Inc.	4.650%	5/15/27	17,000	16,424
	VMware Inc.	3.900%	8/21/27	27,579	25,737
	VMware Inc.	1.800%	8/15/28	8,000	6,531
	VMware Inc.	4.700%	5/15/30	11,254	10,470
	VMware Inc.	2.200%	8/15/31	16,300	12,358
	Western Digital Corp.	4.750%	2/15/26	25,000	23,519
	Western Digital Corp.	2.850%	2/1/29	5,095	3,940
	Western Digital Corp.	3.100%	2/1/32	5,500	3,955
	Workday Inc.	3.500%	4/1/27	14,875	13,913
	Workday Inc.	3.700%	4/1/29	4,200	3,853
	Workday Inc.	3.800%	4/1/32	14,000	12,355
	Xilinx Inc.	2.950%	6/1/24	6,483	6,302
	Xilinx Inc.	2.375%	6/1/30	8,300	6,978
					5,352,821
Utilities (2.2%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	8,763
[4]	AEP Texas Inc.	2.100%	7/1/30	7,857	6,360
	AEP Texas Inc.	3.800%	10/1/47	3,000	2,184
[4]	AEP Texas Inc.	3.450%	1/15/50	2,943	2,084
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	3,215
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	3,689
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	3,594
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	3,074
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	6,307
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	4,409
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	10,200	6,494
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	6,000	5,327
	AES Corp.	1.375%	1/15/26	9,400	8,376
	AES Corp.	2.450%	1/15/31	9,500	7,530
	Alabama Power Co.	3.750%	9/1/27	5,100	4,899
[4]	Alabama Power Co.	1.450%	9/15/30	8,800	6,853
	Alabama Power Co.	3.050%	3/15/32	7,000	6,042
	Alabama Power Co.	3.940%	9/1/32	11,365	10,428
	Alabama Power Co.	6.125%	5/15/38	1,900	2,019
	Alabama Power Co.	6.000%	3/1/39	6,974	7,251
	Alabama Power Co.	3.850%	12/1/42	3,350	2,687
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	4.150%	8/15/44	5,900	4,906
	Alabama Power Co.	3.750%	3/1/45	6,825	5,308
	Alabama Power Co.	4.300%	1/2/46	14,950	12,455
[4]	Alabama Power Co.	3.700%	12/1/47	5,075	3,903
	Alabama Power Co.	3.450%	10/1/49	12,473	9,010
	Alabama Power Co.	3.125%	7/15/51	13,924	9,615
	Alabama Power Co.	3.000%	3/15/52	12,000	8,001
	Ameren Corp.	2.500%	9/15/24	2,000	1,911
	Ameren Corp.	3.650%	2/15/26	2,775	2,653
	Ameren Corp.	1.950%	3/15/27	2,000	1,760
	Ameren Corp.	1.750%	3/15/28	5,000	4,241
	Ameren Corp.	3.500%	1/15/31	8,387	7,404
	Ameren Illinois Co.	3.250%	3/1/25	2,065	1,996
	Ameren Illinois Co.	3.800%	5/15/28	4,875	4,641
	Ameren Illinois Co.	1.550%	11/15/30	5,000	3,934
	Ameren Illinois Co.	3.850%	9/1/32	2,500	2,327
	Ameren Illinois Co.	4.150%	3/15/46	775	653
	Ameren Illinois Co.	3.700%	12/1/47	7,336	5,831
	Ameren Illinois Co.	4.500%	3/15/49	3,950	3,641
	Ameren Illinois Co.	3.250%	3/15/50	6,665	4,812
	Ameren Illinois Co.	2.900%	6/15/51	3,500	2,340
	Ameren Illinois Co.	5.900%	12/1/52	7,000	7,699
	American Electric Power Co. Inc.	2.031%	3/15/24	8,000	7,702
[4]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,788
	American Electric Power Co. Inc.	5.750%	11/1/27	5,641	5,805
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	2,687
[4]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	5,950
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	3,848
	American Electric Power Co. Inc.	5.950%	11/1/32	3,500	3,657
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	2,394
	American Electric Power Co. Inc.	3.875%	2/15/62	7,850	6,163
	American Water Capital Corp.	3.850%	3/1/24	5,075	4,995
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,361
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,144
	American Water Capital Corp.	3.450%	6/1/29	7,120	6,495
	American Water Capital Corp.	2.800%	5/1/30	3,000	2,595
	American Water Capital Corp.	2.300%	6/1/31	8,000	6,572
	American Water Capital Corp.	4.450%	6/1/32	8,200	7,867
	American Water Capital Corp.	6.593%	10/15/37	6,820	7,526
	American Water Capital Corp.	4.300%	12/1/42	1,000	870
	American Water Capital Corp.	4.300%	9/1/45	1,525	1,297
	American Water Capital Corp.	4.000%	12/1/46	1,025	800
	American Water Capital Corp.	3.750%	9/1/47	11,935	9,296
	American Water Capital Corp.	4.200%	9/1/48	10,500	8,800
	American Water Capital Corp.	4.150%	6/1/49	4,800	3,967
	American Water Capital Corp.	3.450%	5/1/50	8,599	6,348
	American Water Capital Corp.	3.250%	6/1/51	9,500	6,805
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,416
[4]	Appalachian Power Co.	2.700%	4/1/31	4,000	3,290
[4]	Appalachian Power Co.	4.500%	8/1/32	3,524	3,298
	Appalachian Power Co.	7.000%	4/1/38	2,480	2,769
	Appalachian Power Co.	4.400%	5/15/44	8,395	6,908
	Appalachian Power Co.	4.450%	6/1/45	3,125	2,570
[4]	Appalachian Power Co.	4.500%	3/1/49	10,420	8,627
[4]	Appalachian Power Co.	3.700%	5/1/50	19,445	14,265
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,072
	Arizona Public Service Co.	2.950%	9/15/27	5,300	4,806
	Arizona Public Service Co.	2.600%	8/15/29	3,000	2,512
	Arizona Public Service Co.	6.350%	12/15/32	2,000	2,104
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,335
	Arizona Public Service Co.	4.500%	4/1/42	4,875	3,992
	Arizona Public Service Co.	4.350%	11/15/45	3,600	2,833
	Arizona Public Service Co.	3.750%	5/15/46	8,250	5,792
	Arizona Public Service Co.	4.200%	8/15/48	4,000	3,059
	Arizona Public Service Co.	3.350%	5/15/50	3,590	2,382
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,157
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	2,842

74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,414
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,303
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,284
	Atmos Energy Corp.	5.450%	10/15/32	1,700	1,763
	Atmos Energy Corp.	5.500%	6/15/41	4,660	4,610
	Atmos Energy Corp.	4.150%	1/15/43	3,435	2,871
	Atmos Energy Corp.	4.125%	10/15/44	3,615	2,974
	Atmos Energy Corp.	4.125%	3/15/49	7,938	6,509
	Atmos Energy Corp.	3.375%	9/15/49	3,570	2,611
	Atmos Energy Corp.	2.850%	2/15/52	17,000	11,084
	Atmos Energy Corp.	5.750%	10/15/52	3,500	3,679
	Avangrid Inc.	3.150%	12/1/24	10,495	10,060
	Avangrid Inc.	3.800%	6/1/29	6,900	6,269
	Avista Corp.	4.350%	6/1/48	3,200	2,678
	Avista Corp.	4.000%	4/1/52	4,000	3,172
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	7,936
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,000	4,867
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	3,794
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	3,437
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	3,059
	Baltimore Gas & Electric Co.	4.550%	6/1/52	4,000	3,578
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,161	16,966
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,823
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	16,344
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	718
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	11,700	10,711
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	5,801
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	15,023
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,406
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,875	7,510
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,475	4,762
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	6,301
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,006	8,657
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	21,457
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	18,545	12,196
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	10,500	9,233
	Black Hills Corp.	1.037%	8/23/24	8,000	7,467
	Black Hills Corp.	3.950%	1/15/26	4,300	4,113
	Black Hills Corp.	3.150%	1/15/27	3,375	3,117
	Black Hills Corp.	3.050%	10/15/29	2,905	2,467
	Black Hills Corp.	2.500%	6/15/30	5,000	4,021
	Black Hills Corp.	4.350%	5/1/33	4,745	4,187
	Black Hills Corp.	4.200%	9/15/46	3,200	2,436
	Black Hills Corp.	3.875%	10/15/49	1,865	1,324
[4]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,063
[4]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	188
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,100	3,405
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	4,000	3,459
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,500	2,418
[4]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	112
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	3,923
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	404
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	3,105
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	2,661
[4]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	3,167
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	5,197
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,650	2,818
[4]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	11,250	10,736
	CenterPoint Energy Inc.	2.500%	9/1/24	7,500	7,195
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	3,973
	CenterPoint Energy Inc.	4.250%	11/1/28	1,094	1,028
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,215
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	2,472
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	3,053
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	6,705
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	3,962
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,803
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	2,791
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	2,655
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	5,750
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	2,559
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,285
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	4,503
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,011
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,755
	CMS Energy Corp.	4.875%	3/1/44	8,205	7,466
[4]	CMS Energy Corp.	4.750%	6/1/50	4,100	3,558
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,509
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,438
[4]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	2,846
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	10,526
[4]	Commonwealth Edison Co.	3.150%	3/15/32	6,000	5,254
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	4,203
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,145
	Commonwealth Edison Co.	3.800%	10/1/42	11,353	9,258
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,255
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	4,401
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	5,556
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	4,994
[4]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	4,689
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	8,344
[4]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	5,356
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	8,273
[4]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	4,878
[4]	Commonwealth Edison Co.	2.750%	9/1/51	4,500	2,895
[4]	Commonwealth Edison Co.	3.850%	3/15/52	8,400	6,727
[4]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,313
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	4,888
[4]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,177
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	4,671
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,215
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	6,980
[4]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	2,917
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	20,792	17,056
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,017
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	9,866
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	1,814
[4]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	862
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	10,444
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	8,346

75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	5,487
[4]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	99
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	5,656
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	10,031
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	6,618
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	5,834
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	13,169
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	1,770
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,932	1,343
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	9,865	10,694
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	6,013
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,139
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,375	7,842
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	5,407
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	13,000	9,350
	Constellation Energy Generation LLC	3.250%	6/1/25	2,000	1,915
	Constellation Energy Generation LLC	6.250%	10/1/39	4,321	4,420
	Constellation Energy Generation LLC	5.750%	10/1/41	7,650	7,363
	Constellation Energy Generation LLC	5.600%	6/15/42	10,048	9,680
	Consumers Energy Co.	3.800%	11/15/28	3,000	2,843
	Consumers Energy Co.	3.600%	8/15/32	1,029	936
	Consumers Energy Co.	3.950%	5/15/43	13,680	11,323
	Consumers Energy Co.	3.250%	8/15/46	3,325	2,416
	Consumers Energy Co.	3.950%	7/15/47	2,950	2,403
	Consumers Energy Co.	4.050%	5/15/48	6,300	5,252
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,115
	Consumers Energy Co.	3.100%	8/15/50	10,250	7,164
	Consumers Energy Co.	3.500%	8/1/51	14,200	10,831
	Consumers Energy Co.	2.650%	8/15/52	2,500	1,577
	Consumers Energy Co.	4.200%	9/1/52	4,954	4,256
	Consumers Energy Co.	2.500%	5/1/60	5,300	3,011
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	4,390
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,024
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,460
[4]	Dominion Energy Inc.	1.450%	4/15/26	5,100	4,545
[4]	Dominion Energy Inc.	2.850%	8/15/26	9,650	8,913
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,378
[4]	Dominion Energy Inc.	3.375%	4/1/30	18,424	16,232
[4]	Dominion Energy Inc.	2.250%	8/15/31	8,000	6,355
[4]	Dominion Energy Inc.	4.350%	8/15/32	3,708	3,445
	Dominion Energy Inc.	5.375%	11/15/32	10,000	9,936
[4]	Dominion Energy Inc.	6.300%	3/15/33	3,175	3,344
[4]	Dominion Energy Inc.	5.250%	8/1/33	6,000	5,875
[4]	Dominion Energy Inc.	5.950%	6/15/35	7,360	7,401
	Dominion Energy Inc.	7.000%	6/15/38	3,600	3,848
[4]	Dominion Energy Inc.	3.300%	4/15/41	6,100	4,515
[4]	Dominion Energy Inc.	4.900%	8/1/41	10,135	8,956
[4]	Dominion Energy Inc.	4.050%	9/15/42	5,214	4,089
	Dominion Energy Inc.	4.700%	12/1/44	3,375	2,874
[4]	Dominion Energy Inc.	4.600%	3/15/49	8,100	6,895
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Dominion Energy Inc.	4.850%	8/15/52	6,426	5,581
[4]	Dominion Energy Inc.	5.750%	10/1/54	625	587
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	2,819
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	2,774
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	5,969
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,499
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	5,756
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	4,226
	DTE Electric Co.	3.650%	3/15/24	5,485	5,394
	DTE Electric Co.	3.375%	3/1/25	150	146
[4]	DTE Electric Co.	1.900%	4/1/28	6,400	5,558
	DTE Electric Co.	2.250%	3/1/30	20,951	17,665
[4]	DTE Electric Co.	2.625%	3/1/31	7,985	6,774
[4]	DTE Electric Co.	4.000%	4/1/43	1,971	1,642
	DTE Electric Co.	3.700%	3/15/45	5,750	4,567
	DTE Electric Co.	3.700%	6/1/46	2,000	1,557
	DTE Electric Co.	3.750%	8/15/47	6,927	5,461
	DTE Electric Co.	3.950%	3/1/49	8,800	7,242
	DTE Electric Co.	2.950%	3/1/50	4,450	3,053
[4]	DTE Electric Co.	3.250%	4/1/51	5,000	3,608
[4]	DTE Energy Co.	2.529%	10/1/24	4,000	3,818
	DTE Energy Co.	4.220%	11/1/24	7,000	6,888
[4]	DTE Energy Co.	1.050%	6/1/25	8,400	7,611
	DTE Energy Co.	2.850%	10/1/26	33,494	30,865
[4]	DTE Energy Co.	3.400%	6/15/29	14,552	12,943
	DTE Energy Co.	2.950%	3/1/30	2,625	2,232
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	589
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	6,723
[4]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	3,932
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	5,158
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	5,203
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	5,976
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,000	4,224
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	7,069
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	5,762
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,170
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	6,518
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	9,495
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	5,906
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	5,348
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	3,827
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	8,866
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	4,735
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	7,743
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	8,263
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	6,262
	Duke Energy Carolinas LLC	3.550%	3/15/52	6,200	4,684
	Duke Energy Corp.	3.750%	4/15/24	7,025	6,901
	Duke Energy Corp.	0.900%	9/15/25	6,548	5,862
	Duke Energy Corp.	5.000%	12/8/25	4,500	4,490
	Duke Energy Corp.	2.650%	9/1/26	12,480	11,530
	Duke Energy Corp.	3.150%	8/15/27	7,775	7,178
	Duke Energy Corp.	5.000%	12/8/27	2,430	2,417
	Duke Energy Corp.	4.300%	3/15/28	3,400	3,279
	Duke Energy Corp.	3.400%	6/15/29	5,000	4,486
	Duke Energy Corp.	2.450%	6/1/30	15,000	12,349
	Duke Energy Corp.	2.550%	6/15/31	7,400	6,039
	Duke Energy Corp.	4.500%	8/15/32	10,000	9,397
	Duke Energy Corp.	3.300%	6/15/41	2,655	1,943
	Duke Energy Corp.	4.800%	12/15/45	4,966	4,363
	Duke Energy Corp.	3.750%	9/1/46	18,234	13,586
	Duke Energy Corp.	3.950%	8/15/47	13,187	10,021

76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	4.200%	6/15/49	6,234	4,946
	Duke Energy Corp.	3.500%	6/15/51	7,100	4,984
	Duke Energy Corp.	5.000%	8/15/52	11,754	10,545
	Duke Energy Corp.	3.250%	1/15/82	4,000	2,937
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	10,799
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,581
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	7,754
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	5,657
	Duke Energy Florida LLC	2.400%	12/15/31	7,340	5,977
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	3,530
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	5,673
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	6,360
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	804
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	4,797
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	2,988
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	9,754
	Duke Energy Florida LLC	5.950%	11/15/52	2,595	2,777
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,278	2,951
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	2,809
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	4,031
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,042
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	4,585
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	12,011
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	5,743
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	2,919
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	6,766
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,209
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	3,529
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	4,780
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	10,545
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	5,318
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	10,970
	Duke Energy Progress LLC	2.000%	8/15/31	6,900	5,461
	Duke Energy Progress LLC	3.400%	4/1/32	5,000	4,424
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	4,544
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	5,407
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	5,323
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	5,326
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	3,200
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	2,873
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	3,214
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	2,129
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	1,453
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	7,196
	Duke Energy Progress LLC	4.000%	4/1/52	4,000	3,223
[4]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	3,189	2,705
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	3,400	2,734
[4]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	2,430
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	786
[4]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,291
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,134	1,099
	Edison International	4.700%	8/15/25	5,000	4,891
	Edison International	5.750%	6/15/27	3,000	3,010
	Edison International	4.125%	3/15/28	5,197	4,822
	Edison International	6.950%	11/15/29	1,000	1,048
	El Paso Electric Co.	6.000%	5/15/35	800	778
	El Paso Electric Co.	5.000%	12/1/44	3,200	2,789
	Emera US Finance LP	3.550%	6/15/26	1,049	985
	Emera US Finance LP	4.750%	6/15/46	11,925	9,278
	Enel Americas SA	4.000%	10/25/26	4,115	3,904
	Enel Chile SA	4.875%	6/12/28	10,875	10,591
	Entergy Arkansas LLC	3.700%	6/1/24	100	98
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	3,965
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Arkansas LLC	4.200%	4/1/49	5,400	4,461
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	3,682
	Entergy Corp.	0.900%	9/15/25	7,500	6,683
	Entergy Corp.	2.950%	9/1/26	8,900	8,284
	Entergy Corp.	1.900%	6/15/28	7,000	5,925
	Entergy Corp.	2.800%	6/15/30	9,541	8,031
	Entergy Corp.	2.400%	6/15/31	6,000	4,756
	Entergy Corp.	3.750%	6/15/50	9,319	6,895
	Entergy Louisiana LLC	0.950%	10/1/24	7,900	7,360
	Entergy Louisiana LLC	5.590%	10/1/24	2,130	2,143
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,104
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	3,852
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,168
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,282
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	2,456
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	6,041
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	7,957
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	8,875
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	4,238
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	4,752
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	11,782
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	5,049
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	6,320
	Entergy Louisiana LLC	4.750%	9/15/52	2,140	1,930
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	7,302
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	2,921
	Entergy Texas Inc.	4.000%	3/30/29	2,000	1,889
	Entergy Texas Inc.	1.750%	3/15/31	6,000	4,697
	Entergy Texas Inc.	3.550%	9/30/49	7,585	5,484
	Essential Utilities Inc.	3.566%	5/1/29	4,000	3,596
	Essential Utilities Inc.	2.704%	4/15/30	6,000	5,028
	Essential Utilities Inc.	4.276%	5/1/49	4,300	3,484
	Essential Utilities Inc.	3.351%	4/15/50	5,000	3,435
	Essential Utilities Inc.	5.300%	5/1/52	10,000	9,411
	Evergy Inc.	2.450%	9/15/24	9,000	8,551
	Evergy Inc.	2.900%	9/15/29	10,500	9,077
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	5,749
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,195
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	5,332
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	3,341
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	3,183
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	3,271
	Evergy Kansas Central Inc.	3.450%	4/15/50	6,000	4,360
[4]	Evergy Metro Inc.	2.250%	6/1/30	3,300	2,718
	Evergy Metro Inc.	5.300%	10/1/41	5,355	5,132
	Evergy Metro Inc.	4.200%	6/15/47	5,255	4,268
	Evergy Metro Inc.	4.200%	3/15/48	3,000	2,383
[4]	Eversource Energy	2.900%	10/1/24	4,151	4,003
[4]	Eversource Energy	0.800%	8/15/25	5,600	4,996
	Eversource Energy	2.900%	3/1/27	7,200	6,635
	Eversource Energy	4.600%	7/1/27	5,000	4,932
[4]	Eversource Energy	3.300%	1/15/28	8,850	8,163
[4]	Eversource Energy	4.250%	4/1/29	6,205	5,864
[4]	Eversource Energy	1.650%	8/15/30	9,510	7,397
	Eversource Energy	2.550%	3/15/31	3,500	2,881
	Eversource Energy	3.375%	3/1/32	4,500	3,913
	Eversource Energy	3.450%	1/15/50	5,850	4,279
[4]	Exelon Corp.	3.950%	6/15/25	22,790	22,259
	Exelon Corp.	3.400%	4/15/26	7,075	6,724
[7]	Exelon Corp.	2.750%	3/15/27	7,000	6,431
	Exelon Corp.	4.050%	4/15/30	15,150	14,110
[7]	Exelon Corp.	3.350%	3/15/32	8,000	6,975
[4]	Exelon Corp.	4.950%	6/15/35	7,235	6,916
	Exelon Corp.	5.625%	6/15/35	4,275	4,355
	Exelon Corp.	5.100%	6/15/45	6,725	6,247
	Exelon Corp.	4.450%	4/15/46	12,626	10,707
	Exelon Corp.	4.700%	4/15/50	13,011	11,429

77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Exelon Corp.	4.100%	3/15/52	7,300	5,871
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,735
	Florida Power & Light Co.	2.850%	4/1/25	23,717	22,726
	Florida Power & Light Co.	3.125%	12/1/25	6,000	5,791
	Florida Power & Light Co.	2.450%	2/3/32	21,895	18,303
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,029
	Florida Power & Light Co.	5.650%	2/1/37	3,379	3,448
	Florida Power & Light Co.	5.950%	2/1/38	3,250	3,457
	Florida Power & Light Co.	5.960%	4/1/39	11,319	12,069
	Florida Power & Light Co.	5.250%	2/1/41	975	972
	Florida Power & Light Co.	4.125%	2/1/42	5,425	4,699
	Florida Power & Light Co.	4.050%	6/1/42	4,600	3,963
	Florida Power & Light Co.	3.800%	12/15/42	3,535	2,921
	Florida Power & Light Co.	4.050%	10/1/44	2,973	2,524
	Florida Power & Light Co.	3.950%	3/1/48	19,054	15,822
	Florida Power & Light Co.	3.990%	3/1/49	9,122	7,699
	Florida Power & Light Co.	3.150%	10/1/49	9,675	7,028
	Florida Power & Light Co.	2.875%	12/4/51	10,500	7,150
	Fortis Inc.	3.055%	10/4/26	13,973	12,980
	Georgia Power Co.	3.250%	4/1/26	8,250	7,805
	Georgia Power Co.	3.250%	3/30/27	3,500	3,236
[4]	Georgia Power Co.	2.650%	9/15/29	10,000	8,526
[4]	Georgia Power Co.	4.750%	9/1/40	5,425	4,914
	Georgia Power Co.	4.300%	3/15/42	11,290	9,678
	Georgia Power Co.	4.300%	3/15/43	6,555	5,468
[4]	Georgia Power Co.	3.700%	1/30/50	2,400	1,795
[4]	Georgia Power Co.	3.250%	3/15/51	7,500	5,174
[4]	Gulf Power Co.	3.300%	5/30/27	2,325	2,192
	Iberdrola International BV	6.750%	7/15/36	3,835	4,073
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	2,828
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	4,046
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	9,266
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	6,454	4,775
	Indiana Michigan Power Co.	4.250%	8/15/48	490	397
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	3,763
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	10,366
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,350
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	7,992
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	6,509
	Interstate Power & Light Co.	6.250%	7/15/39	3,275	3,380
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,116
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	2,612
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	3,911
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,500
	ITC Holdings Corp.	3.250%	6/30/26	4,865	4,560
	ITC Holdings Corp.	3.350%	11/15/27	6,505	5,984
	ITC Holdings Corp.	5.300%	7/1/43	6,226	5,565
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,597	2,446
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	8,303
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	5,839
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	7,780
[4]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	4,451
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	8,269
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	9,765
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,857
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	4,669
[4]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	2,732
[4]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	3,405
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	4,787
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	4,283
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	4,412
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	2,637
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	6,351
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	7,322
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	3,552
[4]	Mississippi Power Co.	4.250%	3/15/42	4,400	3,577
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Fuel Gas Co.	5.200%	7/15/25	1,921	1,909
	National Fuel Gas Co.	5.500%	1/15/26	4,498	4,485
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,757
	National Fuel Gas Co.	4.750%	9/1/28	11,000	10,410
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,177
	National Grid USA	5.803%	4/1/35	2,817	2,626
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	8,200	8,014
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,000	2,850
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,322
[4]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	3,000	2,893
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	1,000	1,013
[4]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	6,954
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	14,700
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	1,996
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	10,685
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	1,500	1,490
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	2,817
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	7,113
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	3,904
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	2,959
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	2,664
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	1,783
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,552	5,949
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,909	2,688
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,000	2,086
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,618
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	7,502
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	7,002
[4]	Nevada Power Co.	3.700%	5/1/29	5,575	5,249
[4]	Nevada Power Co.	2.400%	5/1/30	10,044	8,434
[4]	Nevada Power Co.	6.650%	4/1/36	965	1,053
[4]	Nevada Power Co.	6.750%	7/1/37	5,575	6,169
[4]	Nevada Power Co.	3.125%	8/1/50	4,850	3,284
[4]	Nevada Power Co.	5.900%	5/1/53	2,000	2,142
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	12,000	11,688
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	4,150	4,103
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	9,422	9,309
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,150	4,104
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,595	21,310
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	13,693
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	12,254

78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	290
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	39,525
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	19,500	19,191
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	4,074
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	2,826
	NiSource Inc.	0.950%	8/15/25	13,258	11,959
	NiSource Inc.	3.490%	5/15/27	10,500	9,897
	NiSource Inc.	2.950%	9/1/29	8,020	6,967
	NiSource Inc.	3.600%	5/1/30	5,000	4,458
	NiSource Inc.	1.700%	2/15/31	14,545	11,077
	NiSource Inc.	5.950%	6/15/41	8,021	8,103
	NiSource Inc.	5.250%	2/15/43	5,120	4,847
	NiSource Inc.	4.800%	2/15/44	4,698	4,148
	NiSource Inc.	5.650%	2/1/45	767	751
	NiSource Inc.	4.375%	5/15/47	14,975	12,597
	NiSource Inc.	3.950%	3/30/48	5,000	3,905
	NiSource Inc.	5.000%	6/15/52	10,242	9,344
	Northern States Power Co.	2.250%	4/1/31	4,000	3,317
	Northern States Power Co.	6.250%	6/1/36	840	905
	Northern States Power Co.	6.200%	7/1/37	2,705	2,916
	Northern States Power Co.	5.350%	11/1/39	3,295	3,320
	Northern States Power Co.	4.000%	8/15/45	2,100	1,716
	Northern States Power Co.	3.600%	5/15/46	4,475	3,480
	Northern States Power Co.	3.600%	9/15/47	1,000	774
	Northern States Power Co.	2.900%	3/1/50	7,305	5,028
	Northern States Power Co.	2.600%	6/1/51	5,300	3,395
	Northern States Power Co.	3.200%	4/1/52	4,000	2,867
	Northern States Power Co.	4.500%	6/1/52	5,000	4,543
	NorthWestern Corp.	4.176%	11/15/44	2,425	1,971
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,640
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,299
	NSTAR Electric Co.	5.500%	3/15/40	5,005	5,038
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,010
	NSTAR Electric Co.	4.950%	9/15/52	1,936	1,880
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	2,410
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	6,080
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	5,290	4,208
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,069
	Ohio Edison Co.	6.875%	7/15/36	4,180	4,501
[4]	Ohio Power Co.	1.625%	1/15/31	5,000	3,874
	Ohio Power Co.	4.150%	4/1/48	800	651
	Ohio Power Co.	4.000%	6/1/49	5,178	4,101
[4]	Ohio Power Co.	2.900%	10/1/51	4,975	3,253
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,282
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	3,456
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	1,738
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	1,770
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	2,990
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	4,841
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	2,927
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,783
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	2,831
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	2,707
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,900	8,626
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	4,982
[7]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	2,550	2,496
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	174
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	2,915
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,473
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	7,053
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	4,393
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	5,960
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,157
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	3,555
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	6,905
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	3,632
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	5,463
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	7,500
[7]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	2,355	2,291
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	3,523
	ONE Gas Inc.	1.100%	3/11/24	3,412	3,272
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,029
	ONE Gas Inc.	4.658%	2/1/44	5,025	4,352
	ONE Gas Inc.	4.500%	11/1/48	3,000	2,486
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	1,958
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	5,872
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	949
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	23,607
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,281
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	18,390
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	867
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	15,566
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	30,821
	Pacific Gas & Electric Co.	2.500%	2/1/31	19,000	14,772
	Pacific Gas & Electric Co.	3.250%	6/1/31	9,500	7,722
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,000	875
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	21,629
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	8,952
	Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	3,744
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	8,169
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	5,008
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	3,530
	Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	9,005
	Pacific Gas & Electric Co.	4.950%	7/1/50	38,977	30,537
	Pacific Gas & Electric Co.	3.500%	8/1/50	22,702	14,289
	PacifiCorp	3.600%	4/1/24	4,910	4,826
	PacifiCorp	3.500%	6/15/29	8,000	7,371
	PacifiCorp	2.700%	9/15/30	7,473	6,421
	PacifiCorp	7.700%	11/15/31	985	1,151
	PacifiCorp	5.250%	6/15/35	2,875	2,827
	PacifiCorp	6.100%	8/1/36	3,925	4,046
	PacifiCorp	5.750%	4/1/37	5,853	5,946
	PacifiCorp	6.250%	10/15/37	9,410	10,000
	PacifiCorp	6.350%	7/15/38	2,650	2,853
	PacifiCorp	6.000%	1/15/39	1,135	1,182
	PacifiCorp	4.100%	2/1/42	2,006	1,657
	PacifiCorp	4.125%	1/15/49	14,900	12,247
	PacifiCorp	4.150%	2/15/50	4,000	3,304
	PacifiCorp	3.300%	3/15/51	20,089	14,482
	PacifiCorp	2.900%	6/15/52	3,700	2,435
	PacifiCorp	5.350%	12/1/53	7,785	7,788
	PECO Energy Co.	5.950%	10/1/36	2,500	2,622
	PECO Energy Co.	4.150%	10/1/44	2,732	2,326
	PECO Energy Co.	3.000%	9/15/49	3,740	2,567
	PECO Energy Co.	2.800%	6/15/50	10,900	7,196
	PECO Energy Co.	3.050%	3/15/51	4,000	2,741
	PECO Energy Co.	2.850%	9/15/51	3,325	2,207
	PECO Energy Co.	4.600%	5/15/52	4,000	3,617
	PECO Energy Co.	4.375%	8/15/52	4,507	3,982
[4]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,259	2,847
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	1,100	845
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,025	3,553
[4]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	10,812	10,264
[4]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	2,775	2,661
[4]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	2,800	2,623

79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	4,275	4,130
[4]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	3,425	3,318
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,725	11,194
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	5,550	5,371
[4]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	2,850	2,532
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	3,850	3,662
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	7,649
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,022
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,058
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	4,482
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,900	7,415
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	5,466
	Potomac Electric Power Co.	3.600%	3/15/24	6,983	6,863
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	4,513
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	3,546
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	7,280
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	2,444
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,534
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	3,331
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	3,625
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,355
	Progress Energy Inc.	6.000%	12/1/39	6,382	6,459
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,043
[4]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	2,806
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	12,281
[4]	Public Service Co. of Colorado	4.100%	6/1/32	3,000	2,816
[4]	Public Service Co. of Colorado	6.250%	9/1/37	400	436
	Public Service Co. of Colorado	6.500%	8/1/38	75	83
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	4,044
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	2,958
	Public Service Co. of Colorado	3.800%	6/15/47	1,100	873
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	3,069
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	3,955
[4]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	5,160
[4]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	12,710
[4]	Public Service Co. of Colorado	4.500%	6/1/52	4,000	3,583
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,245
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,121
[4]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	3,995
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,779
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,803
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	6,558
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,142
[4]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,000	4,378
[4]	Public Service Electric & Gas Co.	4.900%	12/15/32	6,300	6,313
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	910
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	3,599
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	520
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	7,262
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	2,352
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	5,182
[4]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	5,160
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	5,827
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	2,794
[4]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	3,754
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	2,900
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,489
	Public Service Enterprise Group Inc.	5.850%	11/15/27	5,000	5,151
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	13,101
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,085
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,472
	Puget Energy Inc.	4.100%	6/15/30	5,200	4,652
	Puget Energy Inc.	4.224%	3/15/32	5,600	4,983
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	3,938
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	5,543
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,503
	Puget Sound Energy Inc.	5.638%	4/15/41	925	907
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	4,882
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	4,278
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	8,800	6,974
[4]	San Diego Gas & Electric Co.	3.000%	3/15/32	6,000	5,131
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	4,653
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	5,104
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	4,508
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	4,289
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	4,078
	San Diego Gas & Electric Co.	3.700%	3/15/52	10,000	7,904
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	2,475	1,951
	Sempra Energy	3.300%	4/1/25	8,000	7,680
	Sempra Energy	3.250%	6/15/27	7,595	7,023
	Sempra Energy	3.400%	2/1/28	14,958	13,899
	Sempra Energy	3.700%	4/1/29	5,000	4,562
	Sempra Energy	3.800%	2/1/38	13,250	10,863
	Sempra Energy	6.000%	10/15/39	8,125	8,248
	Sempra Energy	4.000%	2/1/48	4,570	3,593
	Sempra Energy	4.125%	4/1/52	8,350	6,575
	Sierra Pacific Power Co.	2.600%	5/1/26	5,175	4,799
	Southern California Edison Co.	1.100%	4/1/24	7,200	6,845
[4]	Southern California Edison Co.	0.975%	8/1/24	2,000	1,871
[4]	Southern California Edison Co.	3.700%	8/1/25	12,075	11,695
[4]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,657
	Southern California Edison Co.	5.850%	11/1/27	3,000	3,098
[4]	Southern California Edison Co.	3.650%	3/1/28	6,875	6,419
[4]	Southern California Edison Co.	4.200%	3/1/29	8,000	7,610
	Southern California Edison Co.	6.650%	4/1/29	850	876
	Southern California Edison Co.	2.850%	8/1/29	10,405	9,044
	Southern California Edison Co.	2.250%	6/1/30	7,000	5,775
[4]	Southern California Edison Co.	2.500%	6/1/31	5,275	4,347
	Southern California Edison Co.	2.750%	2/1/32	3,500	2,932
	Southern California Edison Co.	5.950%	11/1/32	5,100	5,400
	Southern California Edison Co.	6.000%	1/15/34	5,655	5,892
[4]	Southern California Edison Co.	5.750%	4/1/35	800	802
[4]	Southern California Edison Co.	5.350%	7/15/35	4,085	3,943
	Southern California Edison Co.	5.625%	2/1/36	2,445	2,385
[4]	Southern California Edison Co.	5.950%	2/1/38	2,800	2,828
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,481
	Southern California Edison Co.	5.500%	3/15/40	5,472	5,295
	Southern California Edison Co.	4.500%	9/1/40	6,882	5,875
	Southern California Edison Co.	4.050%	3/15/42	16,496	13,173
[4]	Southern California Edison Co.	3.900%	3/15/43	3,025	2,337
	Southern California Edison Co.	4.650%	10/1/43	8,575	7,415
[4]	Southern California Edison Co.	3.600%	2/1/45	9,900	7,126
	Southern California Edison Co.	4.000%	4/1/47	13,531	10,624
[4]	Southern California Edison Co.	4.125%	3/1/48	16,870	13,477
[4]	Southern California Edison Co.	4.875%	3/1/49	6,400	5,655
	Southern California Edison Co.	3.650%	2/1/50	15,452	11,358
[4]	Southern California Edison Co.	2.950%	2/1/51	7,000	4,488
[4]	Southern California Edison Co.	3.650%	6/1/51	5,300	3,892
	Southern California Edison Co.	3.450%	2/1/52	5,300	3,784
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,088
	Southern California Gas Co.	3.200%	6/15/25	560	540
[4]	Southern California Gas Co.	2.600%	6/15/26	12,015	11,131
	Southern California Gas Co.	2.950%	4/15/27	12,000	11,088
[4]	Southern California Gas Co.	2.550%	2/1/30	10,020	8,530

80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	3.750%	9/15/42	4,075	3,198
[4]	Southern California Gas Co.	4.125%	6/1/48	5,800	4,661
[4]	Southern California Gas Co.	4.300%	1/15/49	4,500	3,717
[4]	Southern California Gas Co.	3.950%	2/15/50	4,500	3,503
	Southern California Gas Co.	6.350%	11/15/52	5,100	5,618
	Southern Co.	4.475%	8/1/24	6,440	6,359
	Southern Co.	5.150%	10/6/25	2,000	2,015
	Southern Co.	3.250%	7/1/26	22,141	20,857
	Southern Co.	5.113%	8/1/27	5,300	5,287
[4]	Southern Co.	1.750%	3/15/28	5,000	4,208
[4]	Southern Co.	3.700%	4/30/30	7,200	6,504
	Southern Co.	5.700%	10/15/32	5,050	5,160
	Southern Co.	4.250%	7/1/36	11,245	9,824
	Southern Co.	4.400%	7/1/46	23,836	19,936
[4]	Southern Co.	4.000%	1/15/51	5,000	4,546
[4]	Southern Co.	3.750%	9/15/51	13,919	11,266
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	10,163
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,500	11,081
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,504	6,389
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	6,297
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,232
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	3,556
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	10,776
	Southern Power Co.	4.150%	12/1/25	4,525	4,442
	Southern Power Co.	0.900%	1/15/26	1,000	879
	Southern Power Co.	5.150%	9/15/41	4,990	4,503
	Southern Power Co.	5.250%	7/15/43	2,635	2,366
[4]	Southern Power Co.	4.950%	12/15/46	3,965	3,379
	Southwest Gas Corp.	5.800%	12/1/27	2,000	2,036
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,292
	Southwest Gas Corp.	2.200%	6/15/30	5,000	3,904
	Southwest Gas Corp.	4.050%	3/15/32	6,000	5,262
	Southwest Gas Corp.	3.800%	9/29/46	2,600	1,800
	Southwest Gas Corp.	4.150%	6/1/49	2,300	1,659
[4]	Southwestern Electric Power Co.	1.650%	3/15/26	10,300	9,230
[4]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	5,745
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	8,506
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	5,579
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	4,955
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	7,433
	Southwestern Electric Power Co.	3.250%	11/1/51	7,000	4,629
	Southwestern Public Service Co.	3.300%	6/15/24	200	195
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	3,642
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	6,125
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	5,447
[4]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	3,028
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	5,761
[4]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	8,169
	Tampa Electric Co.	3.875%	7/12/24	1,100	1,078
	Tampa Electric Co.	2.400%	3/15/31	4,500	3,645
	Tampa Electric Co.	4.100%	6/15/42	2,250	1,834
	Tampa Electric Co.	4.350%	5/15/44	2,300	1,889
	Tampa Electric Co.	4.300%	6/15/48	4,065	3,271
	Tampa Electric Co.	3.625%	6/15/50	2,000	1,452
	Tampa Electric Co.	3.450%	3/15/51	4,500	3,164
	Tampa Electric Co.	5.000%	7/15/52	5,000	4,609
	Toledo Edison Co.	6.150%	5/15/37	2,769	2,860
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,916
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	1,917
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,555
	Tucson Electric Power Co.	4.850%	12/1/48	2,675	2,297
	Union Electric Co.	3.500%	4/15/24	4,990	4,895
	Union Electric Co.	2.950%	6/15/27	17,194	16,015
	Union Electric Co.	3.500%	3/15/29	3,650	3,378
	Union Electric Co.	2.950%	3/15/30	4,525	3,969
	Union Electric Co.	2.150%	3/15/32	5,600	4,423
	Union Electric Co.	5.300%	8/1/37	3,882	3,757
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	8.450%	3/15/39	2,365	2,998
	Union Electric Co.	3.900%	9/15/42	175	143
	Union Electric Co.	3.650%	4/15/45	3,625	2,785
	Union Electric Co.	4.000%	4/1/48	8,500	6,835
	Union Electric Co.	3.250%	10/1/49	4,840	3,420
	Union Electric Co.	2.625%	3/15/51	7,500	4,768
	Union Electric Co.	3.900%	4/1/52	5,200	4,221
	United Utilities plc	6.875%	8/15/28	175	185
	Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,414
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,313
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	14,133
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	13,555
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	6,489
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	10,908
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	2,536
	Virginia Electric & Power Co.	2.300%	11/15/31	25,550	20,569
	Virginia Electric & Power Co.	2.400%	3/30/32	6,650	5,378
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,028
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	7,071
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,341
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	6,488
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	14,035
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	9,505	8,346
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	6,564
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	6,007
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	7,669
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	5,844
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	9,343
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	1,726
	Virginia Electric & Power Co.	2.450%	12/15/50	21,971	13,098
	Virginia Electric & Power Co.	2.950%	11/15/51	14,625	9,692
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	5,400	4,752
[4]	Washington Gas Light Co.	3.796%	9/15/46	3,550	2,664
[4]	Washington Gas Light Co.	3.650%	9/15/49	4,285	3,133
	WEC Energy Group Inc.	0.800%	3/15/24	5,475	5,188
	WEC Energy Group Inc.	3.550%	6/15/25	926	886
	WEC Energy Group Inc.	5.000%	9/27/25	1,587	1,590
	WEC Energy Group Inc.	5.150%	10/1/27	2,000	2,025
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	9,772
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	4,488
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	3,913
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	1,892
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,129
	Wisconsin Electric Power Co.	4.750%	9/30/32	10,997	10,806
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	155
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	101
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	2,236
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,120
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,471	3,955
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,274
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	2,948
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,000	2,021
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,017
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	3,863
	Wisconsin Public Service Corp.	2.850%	12/1/51	4,045	2,602
	Xcel Energy Inc.	3.300%	6/1/25	12,900	12,379
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,508
	Xcel Energy Inc.	4.000%	6/15/28	13,245	12,687
	Xcel Energy Inc.	2.600%	12/1/29	23,005	19,649
	Xcel Energy Inc.	3.400%	6/1/30	14,679	13,093
	Xcel Energy Inc.	2.350%	11/15/31	3,200	2,554
	Xcel Energy Inc.	4.600%	6/1/32	3,000	2,875
	Xcel Energy Inc.	6.500%	7/1/36	1,646	1,782
	Xcel Energy Inc.	3.500%	12/1/49	9,276	6,781
					5,001,442
Total Corporate Bonds (Cost $69,999,995)					60,492,589

81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sovereign Bonds (3.2%)
[4]	African Development Bank	0.875%	3/23/26	36,000	32,206
[4]	African Development Bank	0.875%	7/22/26	18,725	16,585
[4]	African Development Bank	4.375%	11/3/27	31,200	31,353
	Asian Development Bank	2.625%	1/30/24	16,550	16,169
[4]	Asian Development Bank	0.375%	6/11/24	54,745	51,475
[4]	Asian Development Bank	4.125%	9/27/24	14,550	14,424
[4]	Asian Development Bank	0.625%	10/8/24	25,000	23,320
	Asian Development Bank	1.500%	10/18/24	27,500	26,032
[4]	Asian Development Bank	2.000%	1/22/25	13,225	12,587
[4]	Asian Development Bank	2.125%	3/19/25	13,404	12,754
	Asian Development Bank	0.625%	4/29/25	13,400	12,286
[4]	Asian Development Bank	2.875%	5/6/25	43,180	41,698
[4]	Asian Development Bank	0.375%	9/3/25	75,611	68,036
[4]	Asian Development Bank	0.500%	2/4/26	67,225	59,780
[4]	Asian Development Bank	1.000%	4/14/26	40,000	35,946
[4]	Asian Development Bank	2.000%	4/24/26	1,700	1,578
[4]	Asian Development Bank	1.750%	8/14/26	7,666	7,025
[4]	Asian Development Bank	2.625%	1/12/27	11,224	10,574
[4]	Asian Development Bank	1.500%	1/20/27	48,150	43,336
[4]	Asian Development Bank	2.375%	8/10/27	5,265	4,870
	Asian Development Bank	6.220%	8/15/27	2,175	2,328
[4]	Asian Development Bank	3.125%	8/20/27	39,175	37,426
[4]	Asian Development Bank	2.500%	11/2/27	46,115	42,694
[4]	Asian Development Bank	2.750%	1/19/28	450	421
[4]	Asian Development Bank	1.250%	6/9/28	5,000	4,290
[4]	Asian Development Bank	3.125%	9/26/28	15,188	14,382
[4]	Asian Development Bank	1.750%	9/19/29	6,340	5,457
[4]	Asian Development Bank	1.875%	1/24/30	10,865	9,358
[4]	Asian Development Bank	0.750%	10/8/30	19,000	14,781
[4]	Asian Development Bank	1.500%	3/4/31	34,200	28,083
	Asian Development Bank	3.125%	4/27/32	25,000	23,181
[4]	Asian Development Bank	3.875%	9/28/32	9,600	9,447
	Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	12,348
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	12,897
	Asian Infrastructure Investment Bank	3.375%	6/29/25	30,000	29,145
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	29,180
	Asian Infrastructure Investment Bank	3.750%	9/14/27	60,000	58,336
	Canadian Government Bond	1.625%	1/22/25	26,500	25,058
	Canadian Government Bond	2.875%	4/28/25	28,580	27,614
	Canadian Government Bond	0.750%	5/19/26	45,000	40,032
	Corp. Andina de Fomento	1.250%	10/26/24	19,000	17,648
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,191
	Corp. Andina de Fomento	5.250%	11/21/25	25,715	25,649
	Corp. Andina de Fomento	2.250%	2/8/27	8,100	7,264
	Council of Europe Development Bank	2.500%	2/27/24	1,825	1,778
	Council of Europe Development Bank	0.375%	6/10/24	12,775	12,014
	Council of Europe Development Bank	1.375%	2/27/25	11,435	10,714
	Council of Europe Development Bank	3.000%	6/16/25	6,240	6,037
	Council of Europe Development Bank	0.875%	9/22/26	20,900	18,431
[4,7]	Electricite de France SA	4.750%	10/13/35	2,059	1,752
	Equinor ASA	2.650%	1/15/24	18,747	18,295
	Equinor ASA	3.700%	3/1/24	9,856	9,718
	Equinor ASA	3.250%	11/10/24	10,194	9,939
	Equinor ASA	2.875%	4/6/25	500	479
	Equinor ASA	1.750%	1/22/26	10,247	9,372
	Equinor ASA	3.000%	4/6/27	3,254	3,040
	Equinor ASA	7.250%	9/23/27	4,350	4,825
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	3.625%	9/10/28	9,652	9,148
[7]	Equinor ASA	6.500%	12/1/28	225	241
	Equinor ASA	3.125%	4/6/30	17,391	15,637
	Equinor ASA	2.375%	5/22/30	26,288	22,380
	Equinor ASA	5.100%	8/17/40	11,100	10,905
	Equinor ASA	4.250%	11/23/41	3,100	2,729
	Equinor ASA	3.950%	5/15/43	3,025	2,532
	Equinor ASA	4.800%	11/8/43	12,295	11,554
	Equinor ASA	3.250%	11/18/49	11,671	8,525
	Equinor ASA	3.700%	4/6/50	19,825	15,819
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	1,901
[4]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,131
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	19,062
[4]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	19,789
[4]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	23,291
	European Investment Bank	3.250%	1/29/24	59,480	58,515
	European Investment Bank	2.625%	3/15/24	52,370	51,071
	European Investment Bank	2.250%	6/24/24	28,195	27,230
	European Investment Bank	0.375%	7/24/24	41,800	39,167
	European Investment Bank	2.500%	10/15/24	9,922	9,581
	European Investment Bank	1.875%	2/10/25	15,100	14,325
	European Investment Bank	1.625%	3/14/25	47,900	45,142
	European Investment Bank	0.625%	7/25/25	52,600	47,900
	European Investment Bank	2.750%	8/15/25	60,000	57,661
	European Investment Bank	0.375%	12/15/25	57,200	51,000
	European Investment Bank	0.375%	3/26/26	65,800	58,060
	European Investment Bank	2.125%	4/13/26	23,000	21,490
	European Investment Bank	0.750%	10/26/26	28,000	24,584
[4]	European Investment Bank	1.375%	3/15/27	31,000	27,727
	European Investment Bank	2.375%	5/24/27	22,528	20,953
	European Investment Bank	0.625%	10/21/27	4,000	3,395
	European Investment Bank	3.250%	11/15/27	27,000	25,964
	European Investment Bank	1.625%	10/9/29	3,060	2,621
	European Investment Bank	0.875%	5/17/30	3,000	2,392
	European Investment Bank	0.750%	9/23/30	17,010	13,320
	European Investment Bank	1.250%	2/14/31	23,015	18,725
	European Investment Bank	4.875%	2/15/36	14,460	15,407
[8]	Export Development Canada	2.625%	2/21/24	16,900	16,496
[8]	Export Development Canada	3.375%	8/26/25	28,000	27,280
[8]	Export Development Canada	3.000%	5/25/27	22,100	21,040
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	17,676
	Export-Import Bank of Korea	0.375%	2/9/24	10,000	9,514
	Export-Import Bank of Korea	4.000%	9/15/24	21,150	20,795
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	12,845
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	937
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	5,896
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,408
	Export-Import Bank of Korea	2.625%	5/26/26	10,500	9,793
	Export-Import Bank of Korea	3.250%	8/12/26	425	404
	Export-Import Bank of Korea	1.625%	1/18/27	5,600	4,937
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	3,686
	Export-Import Bank of Korea	4.250%	9/15/27	7,750	7,562
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	14,920
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	2,596
	Export-Import Bank of Korea	2.125%	1/18/32	8,900	7,129
	Export-Import Bank of Korea	4.500%	9/15/32	5,300	5,162
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	6,835
[4]	Hong Kong Government International Bond	1.750%	11/24/31	1,000	812
[4]	Hydro-Quebec	8.050%	7/7/24	7,240	7,565
[4]	Hydro-Quebec	8.500%	12/1/29	3,940	4,812
	Inter-American Development Bank	2.625%	1/16/24	28,201	27,567

82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	3.000%	2/21/24	13,000	12,741
	Inter-American Development Bank	3.250%	7/1/24	15,000	14,690
	Inter-American Development Bank	0.500%	9/23/24	40,000	37,288
	Inter-American Development Bank	2.125%	1/15/25	21,000	20,044
[4]	Inter-American Development Bank	1.750%	3/14/25	25,500	24,077
	Inter-American Development Bank	0.875%	4/3/25	6,114	5,652
	Inter-American Development Bank	7.000%	6/15/25	6,750	7,125
	Inter-American Development Bank	0.625%	7/15/25	35,475	32,302
[4]	Inter-American Development Bank	0.875%	4/20/26	40,000	35,783
[4]	Inter-American Development Bank	2.000%	6/2/26	29,907	27,681
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,126
	Inter-American Development Bank	2.375%	7/7/27	28,500	26,380
	Inter-American Development Bank	0.625%	9/16/27	33,700	28,607
	Inter-American Development Bank	1.125%	7/20/28	21,100	17,914
	Inter-American Development Bank	3.125%	9/18/28	25,000	23,624
	Inter-American Development Bank	2.250%	6/18/29	23,200	20,700
[4]	Inter-American Development Bank	1.125%	1/13/31	70,825	56,574
[4]	Inter-American Development Bank	3.875%	10/28/41	350	324
	Inter-American Development Bank	3.200%	8/7/42	6,901	5,746
	Inter-American Development Bank	4.375%	1/24/44	4,600	4,520
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	33,794
[4]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	26,529
[4]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	45,421
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	16,981
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	29,701
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	77,004
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	54,232
[4]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	35,752
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	46,719
[4]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	18,963
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	503
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	23,560
[4]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	10,364
	International Bank for Reconstruction & Development	3.125%	6/15/27	100,000	95,828
[4]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	13,898
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	0.750%	11/24/27	44,050	37,432
[4]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	19,529
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	20,824
	International Bank for Reconstruction & Development	3.625%	9/21/29	16,150	15,655
[4]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	10,904
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	11,930
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	28,745
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	64,406
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	77,959
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,750	27,952
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	2,595
[4]	International Finance Corp.	1.375%	10/16/24	12,260	11,587
[4]	International Finance Corp.	0.375%	7/16/25	7,000	6,336
[4]	International Finance Corp.	2.125%	4/7/26	15,290	14,253
	International Finance Corp.	0.750%	8/27/30	8,965	7,000
[9]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	18,047
[4,9]	Japan Bank for International Cooperation	3.375%	7/31/23	225	223
[4,9]	Japan Bank for International Cooperation	0.500%	4/15/24	10,000	9,443
[4,9]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	13,542
[4,9]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	15,812
[4,9]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	7,942
[4,9]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	13,734
[9]	Japan Bank for International Cooperation	2.875%	4/14/25	28,000	26,881
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	15,340
[4,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,160
[4,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,114	1,964
[4,9]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	16,456
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	17,687
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	11,886
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	20,095
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	11,354
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	15,220
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	20,560	17,827
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	5,934
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	8,692
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	15,906
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	7,777

83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	28,324
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,226
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,067
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	2,977
[10]	KFW	2.625%	2/28/24	47,800	46,626
[10]	KFW	0.250%	3/8/24	65,000	61,626
[10]	KFW	1.375%	8/5/24	21,200	20,129
[10]	KFW	0.500%	9/20/24	42,400	39,534
[10]	KFW	2.500%	11/20/24	49,500	47,623
[10]	KFW	1.250%	1/31/25	45,925	42,991
[10]	KFW	2.000%	5/2/25	16,640	15,753
[10]	KFW	0.375%	7/18/25	78,450	70,958
[10]	KFW	0.625%	1/22/26	65,400	58,545
[10]	KFW	1.000%	10/1/26	25,000	22,206
[10]	KFW	3.000%	5/20/27	80,330	76,605
[10]	KFW	2.875%	4/3/28	18,635	17,526
[10]	KFW	1.750%	9/14/29	7,225	6,245
[10]	KFW	0.750%	9/30/30	34,750	27,137
[10]	KFW	0.000%	4/18/36	13,280	7,589
[10]	KFW	0.000%	6/29/37	27,892	15,282
	Korea Development Bank	3.750%	1/22/24	14,400	14,223
	Korea Development Bank	3.250%	2/19/24	1,000	982
	Korea Development Bank	2.125%	10/1/24	4,300	4,094
	Korea Development Bank	0.750%	1/25/25	9,450	8,665
	Korea Development Bank	3.000%	1/13/26	1,100	1,045
	Korea Development Bank	1.375%	4/25/27	11,000	9,511
	Korea Development Bank	1.625%	1/19/31	9,500	7,466
	Korea Development Bank	2.000%	10/25/31	6,500	5,173
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,518
[4,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	5,628
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	13,887
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	23,629
[4,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	10,701
[4,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	21,393
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	17,087
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,091
	Nordic Investment Bank	0.375%	9/20/24	5,500	5,119
	Nordic Investment Bank	0.375%	9/11/25	22,100	19,867
[4]	Nordic Investment Bank	0.500%	1/21/26	15,650	13,931
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	12,377
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	18,981
[4,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	26,113
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,616
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,289
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	26,359	26,195
[4]	Oriental Republic of Uruguay	5.750%	10/28/34	11,920	12,917
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	6,634
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	6,028	5,564
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	35,580	34,956
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	28,321	27,148
[4,12]	Petroleos Mexicanos	2.290%	2/15/24	225	219
[12]	Petroleos Mexicanos	2.378%	4/15/25	475	456
	Province of Alberta	2.950%	1/23/24	12,350	12,107
	Province of Alberta	1.875%	11/13/24	15,000	14,245
	Province of Alberta	1.000%	5/20/25	12,395	11,410
	Province of Alberta	3.300%	3/15/28	14,000	13,259
	Province of Alberta	1.300%	7/22/30	25,282	20,225
[4]	Province of British Columbia	6.500%	1/15/26	622	654
	Province of British Columbia	2.250%	6/2/26	6,647	6,187
	Province of British Columbia	0.900%	7/20/26	15,000	13,287
	Province of British Columbia	1.300%	1/29/31	8,300	6,615
	Province of British Columbia	7.250%	9/1/36	2,681	3,434
[4]	Province of Manitoba	2.600%	4/16/24	9,700	9,427
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Manitoba	3.050%	5/14/24	4,800	4,687
	Province of Manitoba	2.125%	6/22/26	9,782	9,038
[4]	Province of Manitoba	1.500%	10/25/28	5,300	4,498
	Province of New Brunswick	3.625%	2/24/28	5,300	5,100
	Province of Ontario	3.050%	1/29/24	20,050	19,668
	Province of Ontario	3.200%	5/16/24	10,000	9,780
	Province of Ontario	1.050%	4/14/26	9,950	8,902
	Province of Ontario	2.500%	4/27/26	8,000	7,494
	Province of Ontario	2.300%	6/15/26	20,000	18,570
	Province of Ontario	3.100%	5/19/27	51,760	49,076
	Province of Ontario	2.000%	10/2/29	17,000	14,623
	Province of Ontario	1.125%	10/7/30	14,200	11,156
	Province of Ontario	1.600%	2/25/31	59,500	48,255
	Province of Ontario	1.800%	10/14/31	9,000	7,302
[4]	Province of Ontario	2.125%	1/21/32	12,000	9,973
[4]	Province of Quebec	7.125%	2/9/24	8,950	9,154
[4]	Province of Quebec	2.875%	10/16/24	10,000	9,694
[4]	Province of Quebec	1.500%	2/11/25	16,354	15,359
	Province of Quebec	0.600%	7/23/25	22,600	20,496
	Province of Quebec	2.500%	4/20/26	500	470
	Province of Quebec	2.750%	4/12/27	43,050	40,353
[4]	Province of Quebec	7.500%	9/15/29	11,407	13,389
	Province of Quebec	1.350%	5/28/30	14,200	11,485
	Province of Quebec	1.900%	4/21/31	88,000	72,911
	Province of Saskatchewan	3.250%	6/8/27	8,000	7,639
	Republic of Chile	3.125%	3/27/25	7,330	7,091
	Republic of Chile	3.125%	1/21/26	8,894	8,431
[4]	Republic of Chile	2.750%	1/31/27	13,200	12,149
[4]	Republic of Chile	3.240%	2/6/28	31,810	29,551
[4]	Republic of Chile	2.450%	1/31/31	10,937	9,085
[4]	Republic of Chile	2.550%	1/27/32	3,637	2,981
[4]	Republic of Chile	2.550%	7/27/33	42,853	33,612
[4]	Republic of Chile	3.500%	1/31/34	20,420	17,461
[4]	Republic of Chile	3.100%	5/7/41	28,110	20,225
[4]	Republic of Chile	4.340%	3/7/42	12,504	10,592
[4]	Republic of Chile	3.500%	1/25/50	20,300	14,737
[4]	Republic of Chile	4.000%	1/31/52	14,735	11,422
[4]	Republic of Chile	3.100%	1/22/61	16,850	10,515
[4]	Republic of Chile	3.250%	9/21/71	7,750	4,789
	Republic of Finland	6.950%	2/15/26	1,000	1,065
	Republic of Hungary	5.375%	3/25/24	10,000	9,990
	Republic of Hungary	7.625%	3/29/41	13,441	14,649
	Republic of Indonesia	3.500%	1/11/28	19,400	18,432
	Republic of Indonesia	4.100%	4/24/28	7,850	7,715
	Republic of Indonesia	4.750%	2/11/29	16,150	16,177
	Republic of Indonesia	3.400%	9/18/29	3,650	3,363
	Republic of Indonesia	2.850%	2/14/30	6,800	6,105
	Republic of Indonesia	3.850%	10/15/30	17,800	16,793
	Republic of Indonesia	1.850%	3/12/31	15,800	12,836
[4]	Republic of Indonesia	2.150%	7/28/31	9,500	7,908
[4]	Republic of Indonesia	3.550%	3/31/32	13,545	12,313
[4]	Republic of Indonesia	4.650%	9/20/32	3,400	3,343
	Republic of Indonesia	4.350%	1/11/48	19,695	16,975
	Republic of Indonesia	5.350%	2/11/49	16,550	16,158
	Republic of Indonesia	3.700%	10/30/49	11,725	9,072
	Republic of Indonesia	3.500%	2/14/50	3,000	2,231
	Republic of Indonesia	4.200%	10/15/50	19,100	15,796
	Republic of Indonesia	3.050%	3/12/51	13,000	9,417
[4]	Republic of Indonesia	4.300%	3/31/52	4,475	3,788
[4]	Republic of Indonesia	5.450%	9/20/52	5,500	5,441
[4]	Republic of Indonesia	3.200%	9/23/61	7,700	5,264
	Republic of Indonesia	4.450%	4/15/70	11,785	9,896
	Republic of Indonesia	3.350%	3/12/71	7,300	4,848
	Republic of Italy	0.875%	5/6/24	19,500	18,244
	Republic of Italy	2.375%	10/17/24	24,000	22,607
	Republic of Italy	1.250%	2/17/26	32,100	27,902
	Republic of Italy	2.875%	10/17/29	20,800	17,251

84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Italy	5.375%	6/15/33	21,495	20,559
	Republic of Italy	4.000%	10/17/49	21,600	15,293
	Republic of Italy	3.875%	5/6/51	34,655	22,924
	Republic of Korea	5.625%	11/3/25	1,511	1,537
	Republic of Korea	2.750%	1/19/27	42,176	39,635
	Republic of Korea	2.500%	6/19/29	10,500	9,453
	Republic of Korea	1.000%	9/16/30	7,500	5,917
	Republic of Korea	1.750%	10/15/31	6,750	5,527
	Republic of Korea	4.125%	6/10/44	8,711	8,015
	Republic of Korea	3.875%	9/20/48	5,693	4,963
[4]	Republic of Panama	4.000%	9/22/24	903	883
[4]	Republic of Panama	3.750%	3/16/25	18,566	17,956
	Republic of Panama	7.125%	1/29/26	10,702	11,315
	Republic of Panama	8.875%	9/30/27	7,896	9,108
[4]	Republic of Panama	3.875%	3/17/28	10,390	9,814
	Republic of Panama	9.375%	4/1/29	8,380	9,968
[4]	Republic of Panama	3.160%	1/23/30	6,500	5,594
[4]	Republic of Panama	2.252%	9/29/32	34,975	25,943
[4]	Republic of Panama	6.400%	2/14/35	8,200	8,342
[4]	Republic of Panama	6.700%	1/26/36	17,063	17,861
[4]	Republic of Panama	4.500%	5/15/47	10,643	8,192
[4]	Republic of Panama	4.500%	4/16/50	29,718	22,458
[4]	Republic of Panama	4.300%	4/29/53	16,050	11,678
[4]	Republic of Panama	4.500%	4/1/56	33,156	24,361
[4]	Republic of Panama	3.870%	7/23/60	35,521	22,984
[4]	Republic of Panama	4.500%	1/19/63	13,800	9,771
	Republic of Peru	7.350%	7/21/25	900	943
[4]	Republic of Peru	2.392%	1/23/26	3,500	3,230
	Republic of Peru	4.125%	8/25/27	4,800	4,610
	Republic of Peru	2.844%	6/20/30	7,925	6,718
[4]	Republic of Peru	2.783%	1/23/31	60,256	50,034
[4]	Republic of Peru	1.862%	12/1/32	14,900	10,895
	Republic of Peru	8.750%	11/21/33	27,093	33,095
[4]	Republic of Peru	3.000%	1/15/34	26,000	20,551
[4]	Republic of Peru	6.550%	3/14/37	10,180	10,765
[4]	Republic of Peru	3.300%	3/11/41	14,300	10,438
	Republic of Peru	5.625%	11/18/50	23,033	22,854
[4]	Republic of Peru	3.550%	3/10/51	3,100	2,214
[4]	Republic of Peru	2.780%	12/1/60	17,250	10,127
[4]	Republic of Peru	3.600%	1/15/72	19,500	12,745
[4]	Republic of Peru	3.230%	7/28/21	14,925	8,741
	Republic of Poland	4.000%	1/22/24	17,000	16,778
	Republic of Poland	3.250%	4/6/26	14,350	13,759
[4]	Republic of Poland	5.500%	11/16/27	13,757	14,132
[4]	Republic of Poland	5.750%	11/16/32	11,450	12,178
	Republic of the Philippines	4.200%	1/21/24	8,400	8,327
	Republic of the Philippines	9.500%	10/21/24	2,170	2,360
	Republic of the Philippines	10.625%	3/16/25	8,525	9,635
	Republic of the Philippines	5.500%	3/30/26	9,350	9,589
	Republic of the Philippines	3.229%	3/29/27	5,200	4,923
	Republic of the Philippines	5.170%	10/13/27	10,200	10,420
	Republic of the Philippines	3.000%	2/1/28	46,550	43,255
	Republic of the Philippines	3.750%	1/14/29	19,000	18,137
	Republic of the Philippines	9.500%	2/2/30	12,800	16,288
	Republic of the Philippines	2.457%	5/5/30	11,800	10,323
	Republic of the Philippines	7.750%	1/14/31	13,750	16,420
	Republic of the Philippines	1.648%	6/10/31	4,684	3,745
	Republic of the Philippines	1.950%	1/6/32	9,075	7,403
	Republic of the Philippines	6.375%	1/15/32	11,504	12,812
	Republic of the Philippines	3.556%	9/29/32	14,300	13,014
	Republic of the Philippines	5.609%	4/13/33	8,700	9,184
	Republic of the Philippines	6.375%	10/23/34	21,140	23,423
	Republic of the Philippines	5.000%	1/13/37	9,150	8,899
	Republic of the Philippines	3.950%	1/20/40	25,190	21,329
	Republic of the Philippines	3.700%	3/1/41	17,108	13,945
	Republic of the Philippines	3.700%	2/2/42	21,838	17,728
	Republic of the Philippines	2.950%	5/5/45	14,130	10,192
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	2.650%	12/10/45	17,528	11,786
	Republic of the Philippines	3.200%	7/6/46	21,900	15,987
	Republic of the Philippines	4.200%	3/29/47	8,904	7,619
	Republic of the Philippines	5.950%	10/13/47	10,000	10,707
	State of Israel	2.875%	3/16/26	10,713	10,183
	State of Israel	3.250%	1/17/28	6,795	6,443
	State of Israel	2.500%	1/15/30	2,125	1,900
	State of Israel	2.750%	7/3/30	12,627	11,471
	State of Israel	4.500%	1/30/43	10,330	9,614
	State of Israel	4.125%	1/17/48	9,725	8,537
	State of Israel	3.375%	1/15/50	31,525	24,138
	State of Israel	3.875%	7/3/50	19,450	16,307
	State of Israel	4.500%	4/3/20	11,950	10,443
[4]	Svensk Exportkredit AB	0.375%	3/11/24	13,200	12,512
[4]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	4,858
	Svensk Exportkredit AB	0.625%	10/7/24	38,000	35,361
[4]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	13,049
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	18,660
[4]	Svensk Exportkredit AB	4.625%	11/28/25	13,851	13,866
[4]	Svensk Exportkredit AB	2.250%	3/22/27	10,900	10,023
[4]	United Mexican States	3.900%	4/27/25	10,750	10,603
	United Mexican States	4.125%	1/21/26	25,790	25,150
	United Mexican States	4.150%	3/28/27	29,155	28,424
	United Mexican States	3.750%	1/11/28	27,600	26,090
	United Mexican States	4.500%	4/22/29	25,900	24,716
[4]	United Mexican States	3.250%	4/16/30	28,400	24,767
[4]	United Mexican States	2.659%	5/24/31	32,400	26,107
[4]	United Mexican States	8.300%	8/15/31	4,390	5,154
[4]	United Mexican States	4.750%	4/27/32	7,900	7,403
[4]	United Mexican States	7.500%	4/8/33	4,200	4,701
[4]	United Mexican States	4.875%	5/19/33	21,850	20,088
[4]	United Mexican States	3.500%	2/12/34	29,119	23,349
[4]	United Mexican States	6.750%	9/27/34	4,764	4,983
	United Mexican States	6.050%	1/11/40	29,032	28,159
[4]	United Mexican States	4.280%	8/14/41	57,496	44,455
[4]	United Mexican States	4.750%	3/8/44	40,333	32,580
	United Mexican States	5.550%	1/21/45	5,125	4,599
	United Mexican States	4.600%	1/23/46	23,691	18,426
	United Mexican States	4.350%	1/15/47	31,459	23,583
	United Mexican States	4.600%	2/10/48	31,196	24,145
[4]	United Mexican States	4.500%	1/31/50	23,200	17,656
[4]	United Mexican States	5.000%	4/27/51	20,890	16,998
[4]	United Mexican States	4.400%	2/12/52	30,700	22,581
[4]	United Mexican States	3.771%	5/24/61	48,600	30,872
[4]	United Mexican States	5.750%	10/12/10	24,333	20,511
Total Sovereign Bonds (Cost $8,351,864)					7,458,714
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,150	1,113
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	3,825	2,848
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,532
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	4,431
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	6,494
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,555	2,701
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	13,218

85

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	3,841
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	3,315	3,873
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	17,570
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	6,177
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,390	9,025
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	3,616
Broward County FL Airport System Revenue	3.477%	10/1/43	375	284
California GO	3.375%	4/1/25	8,500	8,281
California GO	2.650%	4/1/26	5,000	4,701
California GO	1.700%	2/1/28	4,125	3,551
California GO	3.500%	4/1/28	5,500	5,162
California GO	2.500%	10/1/29	7,630	6,586
California GO	1.750%	11/1/30	9,464	7,582
California GO	4.500%	4/1/33	14,070	13,525
California GO	7.500%	4/1/34	22,580	27,278
California GO	4.600%	4/1/38	11,425	10,755
California GO	7.550%	4/1/39	31,220	39,076
California GO	7.300%	10/1/39	19,015	23,101
California GO	7.350%	11/1/39	9,050	11,047
California GO	7.625%	3/1/40	13,465	17,005
California GO	7.600%	11/1/40	20,835	26,693
California Health Facilities Financing Authority Revenue	4.353%	6/1/41	800	708
California State University Systemwide Revenue	3.899%	11/1/47	4,275	3,627
California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,091
California State University Systemwide Revenue	2.975%	11/1/51	6,395	4,425
California State University Systemwide Revenue	2.719%	11/1/52	3,975	2,678
California State University Systemwide Revenue	2.939%	11/1/52	5,620	3,801
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	688
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	3,604
Chicago IL GO Prere.	7.045%	1/1/23	465	465
Chicago IL GO	7.045%	1/1/29	3,200	3,249
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	5,424
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	9,529
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	5,862
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	7,475	8,285
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	3,970
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	4,474
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	6,133
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	1,959
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,075	2,900
	Commonwealth of Massachusetts SO Revenue	4.110%	7/15/31	9,150	8,834
	Connecticut GO	5.090%	10/1/30	800	803
	Connecticut GO	5.850%	3/15/32	10,205	10,771
	Cook County IL GO	6.229%	11/15/34	2,695	2,902
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	901
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	3,221
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	3,373
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	3,427
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,503
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	10,445
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	5,270	4,097
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	2,678
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,099
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,650	8,674
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	11,521
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	3,245
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	7,659
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	13,474
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	8,511
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	11,218
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	2,661
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,342	9,994
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,851	7,396
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,213	5,280
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	5,071
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,825	2,267
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	1,913
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	3,486
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	2,809

86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	2,737
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	4,690	4,341
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	4,300	3,802
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	5,459
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	195
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	23,720	16,818
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	2,327
	Houston TX GO	6.290%	3/1/32	10,115	10,577
	Houston TX GO	3.961%	3/1/47	1,270	1,095
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,291
	Illinois GO	5.100%	6/1/33	82,430	79,111
	Illinois GO	6.630%	2/1/35	1,925	1,951
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	4,530
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	3,058
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	4,935
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	5,720
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	2,473
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	3,162
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	395	373
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,000	2,697
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,067
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	5,493
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	2,539
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	7,677
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	6,371
[15]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	2,800	2,343
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	1,764
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	10,006
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	1,496
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	3,652
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.750%	7/1/34	17,655	18,442
Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	8,754
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	7,017
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,099
Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	1,300	981
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	7,550	7,319
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	7,725	7,316
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	1,900	1,767
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	8,265	7,690
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	1,869
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	1,882
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	885
Massachusetts GO	2.663%	9/1/39	3,923	3,113
Massachusetts GO	5.456%	12/1/39	5,250	5,511
Massachusetts GO	2.514%	7/1/41	7,225	5,202
Massachusetts GO	2.813%	9/1/43	7,000	5,054
Massachusetts GO	2.900%	9/1/49	5,495	3,803
Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	1,829
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	3,257
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	5,139
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	6,442
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	3,871
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	2,850	2,097
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	1,720
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	5,682
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	5,436

87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	693
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	9,550	8,005
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	4,892
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	4,450	3,243
	Michigan State University Revenue	4.496%	8/15/48	2,025	1,808
	Michigan State University Revenue	4.165%	8/15/22	5,300	3,906
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	3,300	2,377
	Mississippi GO	5.245%	11/1/34	3,220	3,286
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	4,188
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	2,683
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	11,626
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	7,737
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	4,145	3,428
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	4,610
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	5,905	4,743
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	21,157
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	23,816
	New York City NY GO	5.517%	10/1/37	3,525	3,627
	New York City NY GO	6.271%	12/1/37	5,425	5,948
	New York City NY GO	5.263%	10/1/52	1,300	1,303
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	6,084
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	856
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,103
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	388
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	6,168
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	14,343
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,650	3,779
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	3,900
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	3,160
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	975	939
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	9,518
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	611
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	10,852
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,390
New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	5,341
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	9,000	6,862
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	2,549
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	2,774
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	3,280
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	1,546
New York State Thruway Authority General Revenue	2.900%	1/1/35	5,245	4,304
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,500	1,173
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	2,785
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	3,000	3,081
North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	1,665
North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,215	12,107
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,945	2,953
Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	3,769
Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	4,511
Ohio Turnpike Commission Revenue	3.216%	2/15/48	4,075	2,905
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,090
Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	4,075	3,859
Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	12,240	11,115
Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	3,850	3,523
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	3,113
Oregon GO	5.762%	6/1/23	150	150
Oregon GO	5.892%	6/1/27	8,130	8,383

88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Oregon GO	3.424%	3/1/60	5,270	3,647
[15]	Oregon School Boards Association GO	5.528%	6/30/28	375	381
	Pennsylvania State University Revenue	2.790%	9/1/43	5,175	3,691
	Pennsylvania State University Revenue	2.840%	9/1/50	5,190	3,405
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	3,736
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	2,131
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,173
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	15,152
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,117
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	4,877
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,357
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,483
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	7,075
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	2,409
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	837
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	2,520
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	23,055	20,006
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	6,843
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	2,804
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	81
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	2,320
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	2,249
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,820	3,091
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	700	609
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	2,984
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	791
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	2,902
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	4,270	3,245
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	6,773
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,308
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	3,158
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	1,791
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	7,458
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,307
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	2,725	1,918
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	923
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	1,928
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	6,835
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	7,023
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,154
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	3,517
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	7,271
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	1,949
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	900	738
	Texas GO	5.517%	4/1/39	11,570	12,220
	Texas GO	3.211%	4/1/44	4,370	3,463
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	13,225	10,015
	Texas Transportation Commission GO	4.681%	4/1/40	2,145	2,084
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	5,738
	Texas Transportation Commission GO	2.472%	10/1/44	8,150	5,560
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	12,620	12,859
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	3,491
[15]	Tucson City AZ COP	2.856%	7/1/47	3,330	2,225
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,050	1,910
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	21,655
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	1,180	1,342
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	994
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,800	1,575
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,760	3,085
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	275	173
	University of California Revenue	0.883%	5/15/25	2,600	2,385
	University of California Revenue	3.063%	7/1/25	14,321	13,772
	University of California Revenue	1.316%	5/15/27	7,550	6,511
	University of California Revenue	1.614%	5/15/30	5,830	4,643
	University of California Revenue	4.601%	5/15/31	8,330	8,181
	University of California Revenue	5.946%	5/15/45	5,510	5,808
	University of California Revenue	3.071%	5/15/51	5,900	3,947

89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	4.858%	5/15/12	12,189	10,275
	University of California Revenue	4.767%	5/15/15	4,925	4,018
	University of Michigan Revenue	2.437%	4/1/40	9,978	7,178
	University of Michigan Revenue	2.562%	4/1/50	2,550	1,651
	University of Michigan Revenue	3.504%	4/1/52	5,300	4,127
	University of Michigan Revenue	4.454%	4/1/22	12,600	10,215
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	2,565
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	8,965	5,480
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,174
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	1,980
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	1,492
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	5,349
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	3,460
	University of Virginia Revenue	2.256%	9/1/50	11,890	7,252
	University of Virginia Revenue	4.179%	9/1/17	3,565	2,719
	University of Virginia Revenue	3.227%	9/1/19	2,300	1,345
	Utah GO	4.554%	7/1/24	2,795	2,784
	Utah GO	3.539%	7/1/25	3,978	3,903
	Washington GO	5.140%	8/1/40	3,720	3,756
[15]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	2,770	1,911
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,110	2,148
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	2,850
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	8,446
Total Taxable Municipal Bonds (Cost $1,789,633)					1,516,094
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[17]	Vanguard Market Liquidity Fund (Cost $2,566,774)	4.334%	25,671,645	2,566,908
Total Investments (100.1%) (Cost $260,593,302)				230,201,985
Other Assets and Liabilities—Net (-0.1%)				(121,677)
Net Assets (100%)				230,080,308
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $8,176,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
3	U.S. government-guaranteed.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $1,067,092,000, representing 0.5% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
90

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $258,026,528)	227,635,077
Affiliated Issuers (Cost $2,566,774)	2,566,908
Total Investments in Securities	230,201,985
Investment in Vanguard	8,337
Cash	58,955
Receivables for Investment Securities Sold	1,937,204
Receivables for Accrued Income	1,407,802
Receivables for Capital Shares Issued	387,363
Total Assets	234,001,646
Liabilities
Payables for Investment Securities Purchased	3,787,174
Payables for Capital Shares Redeemed	128,544
Payables to Vanguard	5,620
Total Liabilities	3,921,338
Net Assets	230,080,308
At December 31, 2022, net assets consisted of:

Paid-in Capital	264,042,244
Total Distributable Earnings (Loss)	(33,961,936)
Net Assets	230,080,308

Investor Shares—Net Assets
Applicable to 12,332,824,541 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,523,874
Net Asset Value Per Share—Investor Shares	$9.37

Institutional Shares—Net Assets
Applicable to 12,229,525,037 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	114,556,434
Net Asset Value Per Share—Institutional Shares	$9.37
See accompanying Notes, which are an integral part of the Financial Statements.
91

Total Bond Market II Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Interest[1]	5,518,943
Total Income	5,518,943
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,695
Management and Administrative—Investor Shares	93,596
Management and Administrative—Institutional Shares	16,152
Marketing and Distribution—Investor Shares	8,644
Marketing and Distribution—Institutional Shares	3,873
Custodian Fees	429
Auditing Fees	144
Shareholders’ Reports—Investor Shares	1,031
Shareholders’ Reports—Institutional Shares	18
Trustees’ Fees and Expenses	87
Other Expenses	71
Total Expenses	132,740
Expenses Paid Indirectly	(93)
Net Expenses	132,647
Net Investment Income	5,386,296
Realized Net Gain (Loss) on Investment Securities Sold[1]	(3,233,375)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(36,220,510)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,067,589)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,099,000, $1,765,000, $4,000, and ($1,753,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
92

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,386,296	4,344,272
Realized Net Gain (Loss)	(3,233,375)	405,004
Change in Unrealized Appreciation (Depreciation)	(36,220,510)	(8,345,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,067,589)	(3,595,978)
Distributions
Investor Shares	(2,850,556)	(2,656,395)
Institutional Shares	(2,711,585)	(2,078,929)
Total Distributions	(5,562,141)	(4,735,324)
Capital Share Transactions
Investor Shares	(5,423,060)	17,639,973
Institutional Shares	17,725,926	26,333,401
Net Increase (Decrease) from Capital Share Transactions	12,302,866	43,973,374
Total Increase (Decrease)	(27,326,864)	35,642,072
Net Assets
Beginning of Period	257,407,172	221,765,100
End of Period	230,080,308	257,407,172
See accompanying Notes, which are an integral part of the Financial Statements.
93

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.05	$11.46	$11.01	$10.42	$10.72
Investment Operations
Net Investment Income[1]	.223	.194	.249	.299	.285
Net Realized and Unrealized Gain (Loss) on Investments	(1.672)	(.393)	.551	.590	(.301)
Total from Investment Operations	(1.449)	(.199)	.800	.889	(.016)
Distributions
Dividends from Net Investment Income	(.223)	(.194)	(.249)	(.299)	(.284)
Distributions from Realized Capital Gains	(.008)	(.017)	(.101)	—	(.000)[2]
Total Distributions	(.231)	(.211)	(.350)	(.299)	(.284)
Net Asset Value, End of Period	$9.37	$11.05	$11.46	$11.01	$10.42
Total Return[3]	-13.19%	-1.73%	7.31%	8.62%	-0.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115,524	$141,913	$129,026	$116,505	$91,653
Ratio of Total Expenses to Average Net Assets	0.09%[4]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.25%	1.74%	2.17%	2.76%	2.74%
Portfolio Turnover Rate[5]	49%	76%	119%	66%	90%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Includes 29%, 38%, 32%, 12%, and 22%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.05	$11.46	$11.01	$10.42	$10.72
Investment Operations
Net Investment Income[1]	.231	.201	.256	.306	.292
Net Realized and Unrealized Gain (Loss) on Investments	(1.673)	(.393)	.552	.591	(.300)
Total from Investment Operations	(1.442)	(.192)	.808	.897	(.008)
Distributions
Dividends from Net Investment Income	(.230)	(.201)	(.257)	(.307)	(.292)
Distributions from Realized Capital Gains	(.008)	(.017)	(.101)	—	(.000)[2]
Total Distributions	(.238)	(.218)	(.358)	(.307)	(.292)
Net Asset Value, End of Period	$9.37	$11.05	$11.46	$11.01	$10.42
Total Return	-13.12%	-1.67%	7.38%	8.69%	-0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$114,556	$115,495	$92,739	$81,929	$62,455
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	2.34%	1.81%	2.24%	2.83%	2.81%
Portfolio Turnover Rate[4]	49%	76%	119%	66%	90%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Includes 29%, 38%, 32%, 12%, and 22%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
94

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2022, counterparties had deposited in segregated accounts cash of $1,377,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase
95

Total Bond Market II Index Fund
the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of
96

Total Bond Market II Index Fund
$8,337,000, representing less than 0.01% of the fund’s net assets and 3.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $93,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	152,663,908	—	152,663,908
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,503,772	—	5,503,772
Corporate Bonds	—	60,492,589	—	60,492,589
Sovereign Bonds	—	7,458,714	—	7,458,714
Taxable Municipal Bonds	—	1,516,094	—	1,516,094
Temporary Cash Investments	2,566,908	—	—	2,566,908
Total	2,566,908	227,635,077	—	230,201,985
E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,876
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,063,058)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(30,913,754)
97

Total Bond Market II Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	5,373,018	4,384,114
Long-Term Capital Gains	189,123	351,210
Total	5,562,141	4,735,324
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	261,115,739
Gross Unrealized Appreciation	517,239
Gross Unrealized Depreciation	(31,430,993)
Net Unrealized Appreciation (Depreciation)	(30,913,754)
F.  During the year ended December 31, 2022, the fund purchased $15,377,701,000 of investment securities and sold $13,955,557,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $112,206,199,000 and $102,157,506,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $1,549,139,000 and sales were $376,247,000, resulting in net realized loss of $49,142,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,219,431	1,439,606	30,819,257	2,765,943
Issued in Lieu of Cash Distributions	2,803,565	285,708	2,653,793	238,315
Redeemed	(22,446,056)	(2,238,903)	(15,833,077)	(1,420,338)
Net Increase (Decrease)—Investor Shares	(5,423,060)	(513,589)	17,639,973	1,583,920
Institutional Shares
Issued	28,095,358	2,812,568	27,710,121	2,483,458
Issued in Lieu of Cash Distributions	2,708,708	276,301	2,076,477	186,478
Redeemed	(13,078,140)	(1,314,283)	(3,453,197)	(310,068)
Net Increase (Decrease)—Institutional Shares	17,725,926	1,774,586	26,333,401	2,359,868
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
98

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
99

Tax information (unaudited)
The fund hereby designates $1,811,497,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $189,123,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 91.5%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
100

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total Bond Market II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total Bond Market II Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total Bond Market II Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Total Bond Market II Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total Bond Market II Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market II Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total Bond Market II Index Fund customers, in connection with the administration, marketing or trading of the Total Bond Market II Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL BOND MARKET II INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL BOND MARKET II INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
101

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6350 022023

Annual Report  |  December 31, 2022
Vanguard Inflation-Protected Securities Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. All share classes of Vanguard Inflation-Protected Securities Fund posted negative returns of almost –12%. The fund’s expense-free benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, returned –11.85%.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive interest rate tightening by many central banks to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	The fund’s overweight allocation to shorter-term TIPS added to returns, primarily in the first half of the year. Tactical duration and curve positioning also modestly added to returns. A portion of the fund’s benchmark-relative performance as of year-end 2022 was impacted by timing differences between the pricing of the benchmark and the pricing of the fund’s net asset value (NAV), which largely realigned on the first trading day of 2023.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

Advisor's Report
For the 12 months ended December 31, 2022, the returns for Vanguard Inflation-Protected Securities Fund ranged from –11.85% for Admiral Shares to –11.95% for Investor Shares. The fund's benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, returned –11.85%.
TIPS held up better than the broad investment-grade bond market (–13.07%) and nominal Treasury securities (–12.46%)—which don’t include an automatic adjustment for inflation—according to the Bloomberg U.S. Aggregate Float-Adjusted Index.
Investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. While energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target from near zero in March to a range of 4.25%–4.50% by the end of 2022.
Late in the year, inflation readings did show signs of easing and the Fed began slowing the pace of its rate hikes.
The 5-year breakeven inflation rate, a measure of where market participants expect inflation to be in 5 years’ time, rose from its starting point of 2.87% at the beginning of the year, but then trended lower to finish the year lower, at 2.33%.
Monetary policy tightening contributed to a steep rise in Treasury yields across the maturity spectrum, especially at the front

Yields of U.S. Treasury Inflation-Protected Securities (Real Yields)
Maturity	December 31, 2021	December 31, 2022
5 Years	-1.66%	1.64%
10 Years	-1.10	1.57
30 Years	-0.47	1.65
Source: Vanguard.
2

end of the curve, and a sharp drop in prices. The 2-year U.S. Treasury yield jumped 3.70 percentage points to end the period at 4.43%, while the 10-year U.S. Treasury yield climbed 2.36 percentage points to 3.87%.
Management of the fund
When the period began, it seemed likely we could see more upside inflation surprises. With that expectation in mind, the fund was overweighted to shorter-term TIPS. Although in retrospect we held onto that position a little too long, this overweight was the primary driver of the fund’s positive performance relative to its benchmark.
Given the rapid shifts in the markets, the surge in interest rates, and the evolution in inflation expectations, we also made some tactical trades during the year. Our trades related to duration (a measure of the sensitivity of the portfolio to changes in interest rates) and curve positioning (we overweighted bonds with certain maturities that we expected would outperform) added modestly to relative performance.
A portion of the fund's benchmark-relative performance as of year-end 2022 was impacted by timing differences between the pricing of the benchmark and the pricing of the fund’s net asset value (NAV), which largely realigned on the first trading day of 2023.
Outlook
Economic outcomes in the U.S. for 2023—much like in the rest of the developed world—will be dominated by monetary policy efforts to get inflation back to target. Although growth slowed materially in 2022, inflation has remained stubbornly elevated and the labor market is strong. Further slowdowns in growth and a weakening of the labor market are necessary conditions for disinflation. Compared with recent history, the current monetary tightening cycle is historic and leaves the narrowest of paths for the economy to escape without a period of recession.
With regard to inflation, there are early signs of a recovery in goods supply and softening demand could help balance supply and demand for consumption goods and bring prices lower. But expectations of a stronger pickup in services—especially the stickier component of housing-related inflation—will keep inflation from falling back quickly. We see inflation by the end of 2023 settling at 3%, which is higher than the Federal Reserve’s inflation target of 2%. In other words, we do not see inflation returning to the Fed’s target next year.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek attractive investment opportunities that will add to the fund's performance.
John Madziyire, CFA
Vanguard Fixed Income Group
January 17, 2023
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
4

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$963.80	$0.99
Admiral™ Shares	1,000.00	964.40	0.50
Institutional Shares	1,000.00	963.80	0.35
Based on Hypothetical 5% Yearly Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
5

Inflation-Protected Securities Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Inflation-Protected Securities Fund Investor Shares	-11.95%	1.87%	0.91%	$10,948
Bloomberg U.S. Treasury Inflation Protected Securities Index	-11.85	2.11	1.12	11,173
Bloomberg U.S. Aggregate Bond Index	-13.01	0.02	1.06	11,108

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Inflation-Protected Securities Fund Admiral Shares	-11.85%	1.97%	1.01%	$55,281
Bloomberg U.S. Treasury Inflation Protected Securities Index	-11.85	2.11	1.12	55,866
Bloomberg U.S. Aggregate Bond Index	-13.01	0.02	1.06	55,540

See Financial Highlights for dividend and capital gains information.
6

Inflation-Protected Securities Fund
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Inflation-Protected Securities Fund Institutional Shares	-11.90%	1.98%	1.04%	$5,544,240
Bloomberg U.S. Treasury Inflation Protected Securities Index	-11.85	2.11	1.12	5,586,636
Bloomberg U.S. Aggregate Bond Index	-13.01	0.02	1.06	5,553,960
7

Inflation-Protected Securities Fund
Distribution by Stated Maturity
As of December 31, 2022
0 - 5 Years	46.6%
5 - 10 Years	39.5
15 - 20 Years	3.3
20 - 25 Years	6.3
Over 25 Years	4.3
The table reflects the fund's investments, except for short-term investments and derivatives.
8

Inflation-Protected Securities Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (95.6%)
U.S. Government Securities (95.6%)
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	514,974	504,259
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	671,069	652,907
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,091,485	1,056,659
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	990,666	954,421
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,044,559	1,002,088
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	617,537	618,290
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	764,138	728,055
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,095,481	1,052,138
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	991,635	942,176
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	923,628	886,363
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	458,988	458,401
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	553,339	519,857
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	853,145	803,392
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	965,048	904,698
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	705,756	665,261
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	353,209	359,878
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	965,645	899,368
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	789,335	743,923
United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	534,128	533,445
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	977,272	918,910
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	496,202	495,881
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	430,316	468,836
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	859,439	818,182
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	708,048	673,838
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	366,631	381,518
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	497,080	557,192
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	814,265	744,640
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	955,474	856,902
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,059,908	947,746
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,059,955	939,343
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,095,852	965,850
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,206,609	1,054,789
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	177,992	202,771
United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,259,375	1,152,289
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	225,619	236,929
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	330,992	347,277
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	530,308	439,964
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	410,527	327,952
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	572,443	525,733
9

Inflation-Protected Securities Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	627,502	502,261
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	319,803	269,018
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	396,980	322,092
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	292,418	243,151
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	267,618	221,775
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	405,650	271,123
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	410,303	261,923
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	514,862	328,831
	United States Treasury Note/Bond	1.250%	6/30/28	60,000	51,853
	United States Treasury Note/Bond	1.000%	7/31/28	100,000	84,969
	United States Treasury Note/Bond	1.125%	8/31/28	100,000	85,422
	United States Treasury Note/Bond	1.250%	9/30/28	60,000	51,525
	United States Treasury Note/Bond	1.375%	10/31/28	100,000	86,312
	United States Treasury Note/Bond	2.625%	7/31/29	175,000	161,137
	United States Treasury Note/Bond	3.875%	9/30/29	240,000	238,162
	United States Treasury Note/Bond	2.875%	5/15/32	125,000	115,156
	United States Treasury Note/Bond	2.750%	8/15/32	60,000	54,572
Total U.S. Government and Agency Obligations (Cost $33,558,510)					30,691,403
				Shares
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[2]	Vanguard Market Liquidity Fund (Cost $1,326,685)	4.334%		13,268,595	1,326,727
Total Investments (99.7%) (Cost $34,885,195)					32,018,130
Other Assets and Liabilities—Net (0.3%)					81,511
Net Assets (100%)					32,099,641
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $18,471,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2023	2,182	235,503	(2,488)
10-Year U.S. Treasury Note	March 2023	3,265	366,649	(2,326)
Ultra 10-Year U.S. Treasury Note	March 2023	6,327	748,365	(9,053)
				(13,867)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2023	(5,032)	(1,031,953)	2,547
Ultra Long U.S. Treasury Bond	March 2023	(3,494)	(469,288)	15,658
				18,205
				4,338
See accompanying Notes, which are an integral part of the Financial Statements.
11

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,558,510)	30,691,403
Affiliated Issuers (Cost $1,326,685)	1,326,727
Total Investments in Securities	32,018,130
Investment in Vanguard	1,204
Cash	3,874
Receivables for Investment Securities Sold	532,761
Receivables for Accrued Income	86,905
Receivables for Capital Shares Issued	27,540
Variation Margin Receivable—Futures Contracts	1,065
Other Assets	117
Total Assets	32,671,596
Liabilities
Payables for Investment Securities Purchased	486,579
Payables for Capital Shares Redeemed	83,973
Payables to Vanguard	1,403
Total Liabilities	571,955
Net Assets	32,099,641
12

Inflation-Protected Securities Fund
Statement of Assets and Liabilities (continued)
At December 31, 2022, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	35,981,029
Total Distributable Earnings (Loss)	(3,881,388)
Net Assets	32,099,641

Investor Shares—Net Assets
Applicable to 261,272,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,082,068
Net Asset Value Per Share—Investor Shares	$11.80

Admiral Shares—Net Assets
Applicable to 733,437,226 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,984,606
Net Asset Value Per Share—Admiral Shares	$23.16

Institutional Shares—Net Assets
Applicable to 1,275,569,291 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,032,967
Net Asset Value Per Share—Institutional Shares	$9.43
See accompanying Notes, which are an integral part of the Financial Statements.
13

Inflation-Protected Securities Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Interest[1]	2,807,138
Total Income	2,807,138
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,458
Management and Administrative—Investor Shares	6,534
Management and Administrative—Admiral Shares	17,597
Management and Administrative—Institutional Shares	7,735
Marketing and Distribution—Investor Shares	257
Marketing and Distribution—Admiral Shares	1,002
Marketing and Distribution—Institutional Shares	502
Custodian Fees	26
Auditing Fees	35
Shareholders’ Reports—Investor Shares	103
Shareholders’ Reports—Admiral Shares	294
Shareholders’ Reports—Institutional Shares	263
Trustees’ Fees and Expenses	14
Other Expenses	16
Total Expenses	36,836
Expenses Paid Indirectly	(6)
Net Expenses	36,830
Net Investment Income	2,770,308
Realized Net Gain (Loss)
Investment Securities Sold[1]	(877,423)
Futures Contracts	(139,790)
Realized Net Gain (Loss)	(1,017,213)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(6,581,306)
Futures Contracts	745
Change in Unrealized Appreciation (Depreciation)	(6,580,561)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,827,466)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,155,000, $75,000, $4,000, and $36,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,770,308	2,005,404
Realized Net Gain (Loss)	(1,017,213)	41,491
Change in Unrealized Appreciation (Depreciation)	(6,580,561)	34,995
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,827,466)	2,081,890
Distributions
Investor Shares	(260,797)	(192,893)
Admiral Shares	(1,498,041)	(1,083,461)
Institutional Shares	(1,006,969)	(719,796)
Total Distributions	(2,765,807)	(1,996,150)
Capital Share Transactions
Investor Shares	(215,595)	438,313
Admiral Shares	(1,625,032)	4,558,789
Institutional Shares	(233,139)	2,384,095
Net Increase (Decrease) from Capital Share Transactions	(2,073,766)	7,381,197
Total Increase (Decrease)	(9,667,039)	7,466,937
Net Assets
Beginning of Period	41,766,680	34,299,743
End of Period	32,099,641	41,766,680
See accompanying Notes, which are an integral part of the Financial Statements.
15

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.49	$14.43	$13.18	$12.47	$13.04
Investment Operations
Net Investment Income[1]	.965	.766	.193	.290	.379
Net Realized and Unrealized Gain (Loss) on Investments	(2.672)	.023	1.242	.713	(.572)
Total from Investment Operations	(1.707)	.789	1.435	1.003	(.193)
Distributions
Dividends from Net Investment Income	(.983)	(.728)	(.185)	(.293)	(.377)
Distributions from Realized Capital Gains	—	(.001)	—	—	—
Total Distributions	(.983)	(.729)	(.185)	(.293)	(.377)
Net Asset Value, End of Period	$11.80	$14.49	$14.43	$13.18	$12.47
Total Return[2]	-11.95%	5.56%	10.90%	8.06%	-1.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,082	$4,024	$3,570	$3,402	$3,526
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	7.33%	5.26%	1.38%	2.24%	2.96%
Portfolio Turnover Rate	28%	24%	48%	26%	27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$28.44	$28.32	$25.88	$24.48	$25.60
Investment Operations
Net Investment Income[1]	1.929	1.534	.421	.600	.767
Net Realized and Unrealized Gain (Loss) on Investments	(5.252)	.045	2.411	1.394	(1.122)
Total from Investment Operations	(3.323)	1.579	2.832	1.994	(.355)
Distributions
Dividends from Net Investment Income	(1.957)	(1.458)	(.392)	(.594)	(.765)
Distributions from Realized Capital Gains	—	(.001)	—	—	—
Total Distributions	(1.957)	(1.459)	(.392)	(.594)	(.765)
Net Asset Value, End of Period	$23.16	$28.44	$28.32	$25.88	$24.48
Total Return[2]	-11.85%	5.68%	10.96%	8.16%	-1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,985	$22,745	$18,143	$14,310	$13,661
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	7.46%	5.37%	1.54%	2.34%	3.06%
Portfolio Turnover Rate	28%	24%	48%	26%	27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.59	$11.54	$10.54	$9.97	$10.43
Investment Operations
Net Investment Income[1]	.781	.626	.174	.249	.317
Net Realized and Unrealized Gain (Loss) on Investments	(2.141)	.021	.989	.565	(.462)
Total from Investment Operations	(1.360)	.647	1.163	.814	(.145)
Distributions
Dividends from Net Investment Income	(.800)	(.597)	(.163)	(.244)	(.315)
Distributions from Realized Capital Gains	—	(.000)[2]	—	—	—
Total Distributions	(.800)	(.597)	(.163)	(.244)	(.315)
Net Asset Value, End of Period	$9.43	$11.59	$11.54	$10.54	$9.97
Total Return	-11.90%	5.72%	11.05%	8.18%	-1.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,033	$14,998	$12,587	$10,250	$9,591
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	7.42%	5.37%	1.56%	2.37%	3.09%
Portfolio Turnover Rate	28%	24%	48%	26%	27%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares.Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 4% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
19

Inflation-Protected Securities Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in
20

Inflation-Protected Securities Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,204,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

Inflation-Protected Securities Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	30,691,403	—	30,691,403
Temporary Cash Investments	1,326,727	—	—	1,326,727
Total	1,326,727	30,691,403	—	32,018,130

Derivative Financial Instruments
Assets
Futures Contracts[1]	18,205	—	—	18,205
Liabilities
Futures Contracts[1]	13,867	—	—	13,867
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	21,025
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(999,212)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(2,903,201)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	2,765,807	1,996,150
Long-Term Capital Gains	—	—
Total	2,765,807	1,996,150
*	Includes short-term capital gains, if any.
22

Inflation-Protected Securities Fund
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	34,921,331
Gross Unrealized Appreciation	102,198
Gross Unrealized Depreciation	(3,005,399)
Net Unrealized Appreciation (Depreciation)	(2,903,201)
F.  During the year ended December 31, 2022, the fund purchased $10,454,001,000 of investment securities and sold $16,433,330,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $0 and sales were $327,135,000, resulting in net realized loss of $6,057,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	633,109	47,025	1,347,857	92,566
Issued in Lieu of Cash Distributions	243,251	19,520	179,007	12,390
Redeemed	(1,091,955)	(83,041)	(1,088,551)	(74,663)
Net Increase (Decrease)—Investor Shares	(215,595)	(16,496)	438,313	30,293
Admiral Shares
Issued	4,960,474	189,263	8,165,389	285,526
Issued in Lieu of Cash Distributions	1,315,318	53,724	950,890	33,526
Redeemed	(7,900,824)	(309,302)	(4,557,490)	(159,897)
Net Increase (Decrease)—Admiral Shares	(1,625,032)	(66,315)	4,558,789	159,155
Institutional Shares
Issued	2,684,315	251,132	4,331,190	372,295
Issued in Lieu of Cash Distributions	954,665	95,882	680,673	58,902
Redeemed	(3,872,119)	(366,000)	(2,627,768)	(227,572)
Net Increase (Decrease)—Institutional Shares	(233,139)	(18,986)	2,384,095	203,625
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
24

Tax information (unaudited)
The fund hereby designates $2,764,785,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
25

"Bloomberg®" and Bloomberg U.S. Treasury Inflation Protected Securities Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Inflation-Protected Securities Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Inflation-Protected Securities Fund or any member of the public regarding the advisability of investing in securities generally or in the Inflation-Protected Securities Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Treasury Inflation Protected Securities Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Inflation-Protected Securities Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Inflation-Protected Securities Fund into consideration in determining, composing or calculating the Bloomberg U.S. Treasury Inflation Protected Securities Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Inflation-Protected Securities Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Inflation-Protected Securities Fund customers, in connection with the administration, marketing or trading of the Inflation-Protected Securities Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE INFLATION-PROTECTED SECURITIES FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INFLATION-PROTECTED SECURITIES FUND OR BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
26

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1190 022023

Annual Report   |   December 31, 2022
Vanguard Ultra-Short Bond ETF

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. For the 12 months ended December 31, 2022, Vanguard Ultra-Short Bond ETF returned –0.43%, based on net asset value. The ETF lagged its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index, which returned –0.12%.
•	Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive interest rate tightening by many central banks to bring inflation back in check, which caused bond prices to drop sharply and increased fears of recession.
•	Treasury yields jumped higher across the maturity spectrum, but especially at the front end of the curve, and credit spreads widened.
•	Unlike its benchmark, which consists of the most recently issued U.S. Treasury note, the ETF invests in a diversified portfolio of primarily high-quality securities in the credit sector, including investment-grade corporates and asset-backed securities. With the widening in credit spreads that occurred over the period, the ETF modestly underperformed its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

Advisor’s Report
For the 12 months ended December 31, 2022, Vanguard Ultra-Short Bond ETF returned –0.43%, based on net asset value. The ETF lagged its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index, which returned –0.12%.
With interest rates rising sharply, the ETF’s 30-day SEC yield stood at 4.65% as of December 31, up from 0.64% a year earlier. The 30-day SEC yield is a proxy for a portfolio’s potential annualized rate of income.
Investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. While energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services,

Yields of U.S. Treasury Securities
Maturity	December 31, 2021	December 31, 2022
2 years	0.73%	4.43%
5 years	1.26	4.00
10 years	1.51	3.87
30 years	1.90	3.96
Source: Vanguard.
2

heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target from near zero in March to a range of 4.25%–4.5% by the end of 2022.
Inflation readings did begin to ease down from multidecade highs late in the year, however, and the Fed began slowing the pace of its rate hikes.
Monetary policy tightening contributed to a steep rise across the maturity spectrum, but especially at the front end of the curve. The 2-year U.S. Treasury yield jumped 3.70 percentage points to end the period at 4.43%, while the 10-year U.S. Treasury yield climbed 2.36 percentage points to 3.87%. The average yield of corporate bonds over U.S. Treasuries widened during the period, leading them to underperform.
Management of the portfolio
The ETF’s benchmark consists of the most recently issued U.S. Treasury note with a maturity of 1 year. While we target the same average duration as the benchmark, we take on credit exposure, which is expected to be a primary driver of excess returns for the ETF over time as credit securities offer a yield premium over the Treasury benchmark.
In the first part of the year, we reduced the overall credit risk in the ETF and moved the portfolio up in quality based on our expectation that rising interest rates and Fed tightening would lead to a slowdown in the economy and wider credit spreads.
Despite our adoption of an even more conservative stance, which benefited the ETF, its return trailed that of its benchmark index as credit underperformed Treasuries for the period.
Outlook
The recent significant negative annual returns have understandably been distressing for bond investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. That is likely to attract flows back into this asset class, especially given how strong fundamentals are from a credit standpoint.
Although the bond market may continue to see volatility as the Fed is likely to make more rate hikes, today’s higher yields mean bonds can offer more of a cushion against further price declines.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person will probably lead to a global recession in the coming year. While we had upgraded the portfolio’s credit quality based on that outlook, we are open to opportunistically increasing our credit exposure because of the widening in spreads that has taken place. At the same time, we are also favoring some sectors that tend to be more defensive in downturns.
3

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek attractive investment opportunities that will add to the ETF’s performance.
Portfolio Managers:
Daniel Shaykevich, Principal
Arvind Narayanan, CFA, Principal
Samuel C. Martinez, CFA
Vanguard Fixed Income Group
January 13, 2023
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Period Ended December 31, 2022
Ultra-Short Bond ETF	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,007.60	$0.51
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.70	0.51
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Ultra-Short Bond ETF
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 05, 2021, Through December 31, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Since Inception (4/5/2021)	Final Value of a $10,000 Investment
Ultra-Short Bond ETF	-0.43%	-0.18%	$9,969
Ultra-Short Bond ETF Market Price	-0.39	-0.12	9,979
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	-0.12	-0.09	9,984
Bloomberg U.S. Aggregate Bond Index	-13.01	-6.81	8,846
”Since Inception” performance is calculated from the fund's inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: April 05, 2021, Through December 31, 2022
Initial Investment of $10,000
	One Year	Since Inception (4/05/2021)
Ultra-Short Bond ETF Market Price	-0.39%	-0.21%
Ultra-Short Bond ETF Net Asset Value	-0.43	-0.31
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	-0.12	-0.16
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
7

Ultra-Short Bond ETF
Fund Allocation
As of December 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	10.8%
Corporate Bonds	62.9
Short-Term Reserves	4.4
Sovereign Bonds	1.4
Treasury/Agency	20.5
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
8

Ultra-Short Bond ETF
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (4.0%)
U.S. Government Securities (4.0%)
	United States Treasury Note/Bond	4.250%	12/31/24	130,000	129,553
Total U.S. Government and Agency Obligations (Cost $129,547)					129,553
Asset-Backed/Commercial Mortgage-Backed Securities (11.1%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-1	2.670%	4/15/25	6,842	6,774
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	12,500	12,435
[1]	Ally Auto Receivables Trust Class A3 Series 2019-3	1.930%	5/15/24	30	30
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	3,500	3,403
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	81	81
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	800	797
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	81	81
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	10,468	10,381
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	3,000	2,912
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	3,536	3,476
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	1,000	982
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	478
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	1,750	1,745
[1]	BMW Vehicle Lease Trust Class A2 Series 2022-1	0.670%	5/28/24	1,433	1,422
[1]	BMW Vehicle Owner Trust Class A2A Series 2022-A	2.520%	12/26/24	4,759	4,712
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	4,250	4,142
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	663	655
[1]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	8,000	7,913
[1]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	2,555	2,523
[1]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	762	759
[1]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	493	489
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,200	1,167
[1]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	396	393
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,500	1,441
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	6,500	6,451
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	644	636
9

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	2,790	2,756
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	5,630	5,651
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	123	121
[1,2,3]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	3.747%	10/25/41	732	727
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	4,440	4,430
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	600	592
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	3,270	3,234
[1,2]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	51	51
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	799	795
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	1,836	1,809
[1,2]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	859	850
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	3,000	2,926
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,437
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	1,102	1,069
[1]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	942	937
[1]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	85	85
[1]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	3,985	3,978
[1]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	127	127
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	302	301
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	335	332
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	465	457
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	3,505	3,448
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	31	31
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	3,525	3,374
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	223	222
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	2,500	2,474
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	3.897%	11/25/41	1,380	1,352
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	1,050	1,030
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	893	864
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	893	866
[1]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	743	742
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	3,780	3,692
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,699
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	1,050	1,022
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,208
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	1,860	1,835
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	6,330	6,206
[1]	Ford Credit Auto Owner Trust Class A2 Series 2022-D	5.370%	8/15/25	3,750	3,757
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	8,380	8,315
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	3,530	3,516
[1]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	484	483
[1]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	1,000	992
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-1B	0.980%	9/15/25	1,100	1,060
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	4,720	4,568
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	500	486
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	3.797%	10/25/41	1,570	1,549
10

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	180	179
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	639	631
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	1,016	1,001
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,667
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,698
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	1,836	1,811
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-3	3.500%	9/16/25	9,720	9,627
[1]	GM Financial Consumer Automobile Receivables Trust Class A2a Series 2022-4	4.600%	11/17/25	12,500	12,443
[1,3]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	350	346
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,250	1,215
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	1,760	1,716
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	510	494
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	4,750	4,710
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	226	226
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	647	645
[1,2]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	1,094	1,076
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,500	2,446
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,742
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	981	976
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	2,686	2,649
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,500	1,477
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2021-A	0.610%	10/15/25	4,150	4,048
[1]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	5,190	5,137
[1]	Hyundai Auto Receivables Trust Class A2a Series 2020-C	5.350%	11/17/25	5,230	5,242
[1]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	3,349	3,311
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	3,180	3,152
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	2,586	2,485
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2	4.070%	6/17/25	3,920	3,869
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	5,000	4,859
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	7,690	7,704
[1]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	659	657
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	6,530	6,480
[1,2,3]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	3.762%	2/3/53	981	974
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	810	779
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	4,600	4,521
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	1,750	1,706
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	4,200	4,112
11

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,130	1,108
[1]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	2,077	2,072
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	418	417
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	90	90
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	3,000	2,903
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	610	594
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	1,250	1,199
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	1,750	1,679
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	1,249	1,221
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	425	423
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	7,250	7,178
[1]	Toyota Auto Receivables Owner Trust Class A2a Series 2022-D	5.270%	1/15/26	8,150	8,161
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	1,800	1,751
[1,2]	USAA Auto Owner Trust Class A2 Series 2022-A	4.720%	2/18/25	10,140	10,110
[1]	Verizon Master Trust Class A1a Series 2022-5	3.720%	7/20/27	7,500	7,392
[1]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	3,500	3,423
[1]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	1,500	1,466
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	2,990
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,637
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	9,262	9,144
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	86	85
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	1,267	1,254
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	2,780	2,700
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	1,900	1,849
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	681	663
[1]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	814	807
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	8,000	7,896
[1]	World Omni Auto Receivables Trust Class A2a Series 2022-D	5.510%	3/16/26	7,000	7,003
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	519
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	764
[1]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	160	160
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $366,938)					362,203
Corporate Bonds (64.8%)
Communications (2.5%)
	AT&T Inc.	0.900%	3/25/24	199	189
	British Telecommunications plc	4.500%	12/4/23	630	624
12

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,289	1,273
	Comcast Corp.	3.700%	4/15/24	1,136	1,119
[2]	Cox Communications Inc.	2.950%	6/30/23	9,540	9,450
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	11,829	11,579
	Fox Corp.	4.030%	1/25/24	4,098	4,049
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,096	4,020
[2]	Magallanes Inc.	3.428%	3/15/24	3,915	3,800
[2]	NTT Finance Corp.	0.583%	3/1/24	10,660	10,111
[2]	NTT Finance Corp.	4.142%	7/26/24	5,540	5,452
	Rogers Communications Inc.	4.100%	10/1/23	928	920
	Sprint LLC	7.875%	9/15/23	7,895	8,013
	Take-Two Interactive Software Inc.	3.300%	3/28/24	14,702	14,349
[5]	Verizon Communications Inc.	3.500%	2/17/23	4,820	3,278
	Verizon Communications Inc.	0.750%	3/22/24	3,303	3,135
	Vodafone Group plc	2.950%	2/19/23	299	298
					81,659
Consumer Discretionary (5.7%)
	Amazon.com Inc.	2.400%	2/22/23	138	138
	Amazon.Com Inc.	4.700%	11/29/24	15,000	14,993
	American Honda Finance Corp.	1.950%	5/10/23	1,352	1,338
	American Honda Finance Corp.	0.875%	7/7/23	2,000	1,959
	American Honda Finance Corp.	3.450%	7/14/23	1,453	1,441
	American Honda Finance Corp.	0.650%	9/8/23	3,500	3,395
	American Honda Finance Corp.	3.625%	10/10/23	22,631	22,405
	American Honda Finance Corp.	3.550%	1/12/24	4,182	4,124
	AutoZone Inc.	2.875%	1/15/23	1,511	1,510
	AutoZone Inc.	3.125%	7/15/23	6,561	6,481
[2]	BMW US Capital LLC	3.800%	4/6/23	1,430	1,426
[2]	BMW US Capital LLC	3.450%	4/12/23	6,480	6,453
[2]	BMW US Capital LLC	2.250%	9/15/23	6,446	6,320
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,480
[2]	BMW US Capital LLC	3.150%	4/18/24	2,313	2,255
[2]	Daimler Finance North America LLC	1.750%	3/10/23	5,320	5,289
[2]	Daimler Finance North America LLC	3.700%	5/4/23	547	544
[2]	Daimler Finance North America LLC	3.650%	2/22/24	4,280	4,206
[2]	Daimler Finance North America LLC	3.250%	8/1/24	3,514	3,408
[2]	ERAC USA Finance LLC	2.700%	11/1/23	13,691	13,377
	General Motors Financial Co. Inc.	3.250%	1/5/23	3,850	3,850
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,893	2,876
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,119	5,093
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,282	2,275
[2]	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	1,000	997
	Lowe's Cos. Inc.	3.875%	9/15/23	1,602	1,586
[2]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	4,252	4,233
[2]	Nissan Motor Acceptance Co. LLC	3.875%	9/21/23	735	721
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	5,337	5,215
	Starbucks Corp.	3.850%	10/1/23	1,132	1,120
	Stellantis NV	5.250%	4/15/23	2,954	2,948
	Toyota Motor Corp.	0.681%	3/25/24	2,000	1,898
	Toyota Motor Credit Corp.	2.625%	1/10/23	4,236	4,235
	Toyota Motor Credit Corp.	2.700%	1/11/23	240	239
	Toyota Motor Credit Corp.	0.000%	1/8/24	12,250	12,053
	Toyota Motor Credit Corp.	2.500%	3/22/24	7,765	7,536
	Toyota Motor Credit Corp.	4.400%	9/20/24	4,482	4,444
13

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	2,590	1,757
[2]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	6,205	6,158
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	15,698	15,073
					187,849
Consumer Staples (3.4%)
[2]	7-Eleven Inc.	0.800%	2/10/24	16,013	15,232
	Altria Group Inc.	4.000%	1/31/24	10,360	10,254
	Altria Group Inc.	3.800%	2/14/24	4,944	4,857
	BAT Capital Corp.	3.222%	8/15/24	4,000	3,857
[2]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	305	303
[2]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	2,500	2,457
[2]	Danone SA	2.589%	11/2/23	14,967	14,643
	Diageo Capital plc	3.500%	9/18/23	4,154	4,112
	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	3,760	3,648
	Keurig Dr Pepper Inc.	3.130%	12/15/23	4,800	4,703
	Keurig Dr Pepper Inc.	0.750%	3/15/24	931	884
	Kimberly-Clark Corp.	2.400%	6/1/23	1,195	1,181
	Mondelez International Inc.	2.125%	3/17/24	1,136	1,096
	Philip Morris International Inc.	2.625%	3/6/23	1,000	996
	Philip Morris International Inc.	2.125%	5/10/23	4,712	4,661
	Philip Morris International Inc.	3.600%	11/15/23	14,610	14,440
	Philip Morris International Inc.	2.875%	5/1/24	281	273
	Philip Morris International Inc.	5.125%	11/15/24	11,781	11,791
	Reynolds American Inc.	4.850%	9/15/23	2,820	2,812
	Unilever Capital Corp.	3.125%	3/22/23	170	170
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	8,571	8,266
					110,636
Energy (3.7%)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	900	883
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,575	1,603
	ConocoPhillips Co.	0.000%	3/8/24	9,930	9,618
	Ecopetrol SA	5.875%	9/18/23	4,545	4,519
	Enable Midstream Partners LP	3.900%	5/15/24	2,000	1,949
	Enbridge Inc.	4.000%	10/1/23	9,930	9,828
	Enbridge Inc.	0.550%	10/4/23	4,382	4,236
[3]	Enbridge Inc., SOFR + 0.630%	3.342%	2/16/24	1,610	1,596
	Energy Transfer LP	3.450%	1/15/23	82	82
	Energy Transfer LP	4.250%	3/15/23	4,500	4,490
	Energy Transfer LP	4.200%	9/15/23	2,210	2,191
	Energy Transfer LP	5.875%	1/15/24	894	896
	Energy Transfer LP	4.900%	2/1/24	5,220	5,156
	Energy Transfer LP	4.500%	4/15/24	252	248
	EOG Resources Inc.	2.625%	3/15/23	5,146	5,119
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	725	723
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,066	1,054
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,796	4,734
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	2,977	2,939
	Kinder Morgan Inc.	3.150%	1/15/23	633	632
[2]	Kinder Morgan Inc.	5.625%	11/15/23	5,707	5,708
	MPLX LP	4.500%	7/15/23	7,130	7,099
	Phillips 66	0.900%	2/15/24	9,594	9,182
	Pioneer Natural Resources Co.	0.550%	5/15/23	5,000	4,917
[2]	Saudi Arabian Oil Co.	1.250%	11/24/23	200	192
	Schlumberger Investment SA	3.650%	12/1/23	6,185	6,107
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	410	408
14

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thai Oil PCL	3.625%	1/23/23	100	100
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	200	200
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	3,950	3,904
	TotalEnergies Capital International SA	3.700%	1/15/24	536	529
	TransCanada PipeLines Ltd.	3.750%	10/16/23	5,796	5,728
	Williams Cos. Inc.	4.500%	11/15/23	9,345	9,275
	Williams Cos. Inc.	4.300%	3/4/24	5,211	5,143
					120,988
Financials (29.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	4,500	4,467
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	572	550
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	2,255	2,233
[3]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	3.733%	9/29/23	2,900	2,855
	Affiliated Managers Group Inc.	4.250%	2/15/24	1,704	1,684
	Air Lease Corp.	2.250%	1/15/23	1,000	999
	Air Lease Corp.	2.750%	1/15/23	4,855	4,851
	Air Lease Corp.	3.875%	7/3/23	2,812	2,788
	Air Lease Corp.	3.000%	9/15/23	3,375	3,313
	Air Lease Corp.	0.700%	2/15/24	1,837	1,736
	Ally Financial Inc.	3.050%	6/5/23	7,807	7,723
	Ally Financial Inc.	1.450%	10/2/23	10,000	9,687
	American Express Co.	3.400%	2/27/23	4,391	4,382
	American Express Co.	3.700%	8/3/23	8,723	8,658
	American Express Co.	3.400%	2/22/24	335	329
	American Express Co.	3.375%	5/3/24	13,000	12,742
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	2,966	2,957
[2]	ANZ New Zealand International Ltd.	3.400%	3/19/24	4,863	4,760
	Aon plc	4.000%	11/27/23	13,614	13,479
	Ares Capital Corp.	3.500%	2/10/23	716	714
[2]	ASB Bank Ltd.	3.750%	6/14/23	281	279
[2]	Athene Global Funding	2.800%	5/26/23	1,355	1,341
[2]	Athene Global Funding	1.200%	10/13/23	17,773	17,162
[3,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.029%	7/26/29	432	295
	Banco Santander SA	3.125%	2/23/23	7,645	7,623
	Banco Santander SA	3.848%	4/12/23	6,681	6,653
	Banco Santander SA	2.706%	6/27/24	11,800	11,327
	Banco Santander SA	0.701%	6/30/24	5,698	5,543
[3,5]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	4.612%	1/19/23	400	272
	Bank of America Corp.	3.550%	3/5/24	10,333	10,294
	Bank of America Corp.	1.486%	5/19/24	1,000	984
	Bank of America Corp.	0.523%	6/14/24	1,919	1,872
	Bank of America Corp.	3.458%	3/15/25	5,376	5,238
	Bank of Montreal	0.400%	9/15/23	15,137	14,654
	Bank of Montreal	0.450%	12/8/23	200	192
	Bank of Montreal	3.300%	2/5/24	14,161	13,897
	Bank of Montreal	4.250%	9/14/24	3,491	3,444
	Bank of New York Mellon Corp.	2.200%	8/16/23	228	224
	Bank of New York Mellon Corp.	0.000%	12/7/23	1,609	1,543
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,912	1,883
	Bank of Nova Scotia	1.625%	5/1/23	13,897	13,727
	Bank of Nova Scotia	0.400%	9/15/23	9,285	8,984
	Bank of Nova Scotia	0.550%	9/15/23	1,000	969
15

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	3.400%	2/11/24	2,797	2,749
	Bank of Nova Scotia	2.440%	3/11/24	779	754
	Bank of Nova Scotia	0.700%	4/15/24	483	456
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	30,000	28,406
	Barclays plc	4.338%	5/16/24	3,967	3,939
[3,5]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	4.553%	6/15/23	1,250	852
[2]	BNP Paribas SA	3.800%	1/10/24	4,750	4,668
[2]	BNZ International Funding Ltd.	3.375%	3/1/23	2,122	2,117
[2]	BPCE SA	2.750%	1/11/23	1,945	1,944
[2]	BPCE SA	0.000%	9/12/23	4,160	4,109
[2]	BPCE SA	5.700%	10/22/23	5,800	5,764
	BPCE SA	4.000%	4/15/24	14,263	14,020
[3,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	4.129%	4/26/23	410	279
[2]	Brighthouse Financial Global Funding	0.600%	6/28/23	10,575	10,335
[2]	Brighthouse Financial Global Funding	1.200%	12/15/23	851	815
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	9,540	9,336
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	6,787	6,660
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	5,324	5,261
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,426	1,366
	Capital One Financial Corp.	2.600%	5/11/23	5,547	5,500
	Capital One Financial Corp.	3.500%	6/15/23	1,596	1,585
	Capital One Financial Corp.	3.900%	1/29/24	732	723
	Charles Schwab Corp.	3.550%	2/1/24	1,424	1,403
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,855	1,847
	Citigroup Inc.	3.500%	5/15/23	5,550	5,521
	Citigroup Inc.	3.875%	10/25/23	5,000	4,954
	Citigroup Inc.	1.678%	5/15/24	7,423	7,318
	Citigroup Inc.	4.044%	6/1/24	3,318	3,296
[2]	Commonwealth Bank of Australia	3.450%	3/16/23	160	160
	Cooperatieve Rabobank UA	3.875%	8/22/24	2,335	2,295
[2]	Corebridge Global Funding	0.400%	9/13/23	10,344	10,012
[2]	Corebridge Global Funding	0.450%	12/8/23	5,902	5,653
[2]	Credit Agricole SA	3.750%	4/24/23	4,313	4,290
[2]	Danske Bank A/S	3.875%	9/12/23	115	113
	Discover Bank	3.350%	2/6/23	1,744	1,739
	Discover Bank	4.200%	8/8/23	6,311	6,268
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	6,939	6,855
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	10,024	9,616
	Fifth Third Bancorp	1.625%	5/5/23	500	494
	Fifth Third Bancorp	4.300%	1/16/24	3,101	3,071
	First Republic Bank	1.912%	2/12/24	3,238	3,224
[2,6]	Five Corners Funding Trust	4.419%	11/15/23	37,505	37,148
[2]	GA Global Funding Trust	1.250%	12/8/23	1,228	1,181
[2]	GA Global Funding Trust	1.000%	4/8/24	7,590	7,112
	GATX Corp.	3.900%	3/30/23	721	717
	GATX Corp.	0.000%	2/15/24	2,334	2,300
[5]	Goldman Sachs Group Inc.	3.600%	5/16/23	2,160	1,465
	Goldman Sachs Group Inc.	1.217%	12/6/23	13,000	12,550
	Goldman Sachs Group Inc.	3.625%	2/20/24	4,500	4,424
	Goldman Sachs Group Inc.	0.673%	3/8/24	3,168	3,130
	Goldman Sachs Group Inc.	3.000%	3/15/24	18,000	17,553
	Goldman Sachs Group Inc.	0.925%	10/21/24	1,100	1,056
[3,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	3.503%	5/16/23	200	136
	HSBC Holdings plc	3.600%	5/25/23	2,400	2,386
16

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	HSBC Holdings plc	3.350%	2/16/24	3,163	2,148
	HSBC Holdings plc	3.950%	5/18/24	12,765	12,656
	HSBC Holdings plc	0.732%	8/17/24	12,477	12,027
[3,5]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	4.150%	2/16/24	1,564	1,063
	HSBC USA Inc.	0.000%	5/24/24	5,540	5,437
	Huntington National Bank	3.550%	10/6/23	5,924	5,860
[2]	ING Bank NV	5.800%	9/25/23	2,629	2,624
	ING Groep NV	4.100%	10/2/23	4,871	4,831
	Invesco Finance plc	4.000%	1/30/24	8,720	8,650
	Jackson Financial Inc.	1.125%	11/22/23	1,525	1,470
[2]	Jackson National Life Global Funding	3.250%	1/30/24	246	241
	JPMorgan Chase & Co.	3.375%	5/1/23	1,090	1,084
	JPMorgan Chase & Co.	2.700%	5/18/23	3,394	3,363
	JPMorgan Chase & Co.	0.697%	3/16/24	7,228	7,155
	JPMorgan Chase & Co.	3.559%	4/23/24	11,951	11,874
	JPMorgan Chase & Co.	3.625%	5/13/24	5,319	5,230
	JPMorgan Chase & Co.	1.514%	6/1/24	1,277	1,256
	JPMorgan Chase & Co.	3.797%	7/23/24	5,849	5,793
	JPMorgan Chase & Co.	0.000%	6/14/25	4,240	4,149
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	4,024	3,988
[5]	Lloyds Banking Group plc	3.650%	3/20/23	750	509
	Lloyds Banking Group plc	4.050%	8/16/23	10,300	10,229
[5]	Lloyds Banking Group plc	3.900%	11/23/23	690	463
	Lloyds Banking Group plc	3.900%	3/12/24	612	601
	Lloyds Banking Group plc	0.695%	5/11/24	21,960	21,532
	Loews Corp.	2.625%	5/15/23	8,443	8,362
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	840	829
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	10,961	10,809
[2]	MassMutual Global Funding II	0.480%	8/28/23	2,000	1,941
[2]	Met Tower Global Funding	0.700%	4/5/24	1,233	1,165
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	3,011	3,010
[2]	Metropolitan Life Global Funding I	0.400%	1/7/24	9,161	8,734
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	7,294	7,184
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	15,000	14,884
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	505	495
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	5,300	5,183
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	268	258
	Mizuho Financial Group Inc.	1.241%	7/10/24	3,640	3,550
	Morgan Stanley	4.100%	5/22/23	2,453	2,444
[3]	Morgan Stanley	4.598%	11/10/23	10,296	10,256
	Morgan Stanley	0.529%	1/25/24	2,567	2,551
	Morgan Stanley	0.731%	4/5/24	4,593	4,526
	Morgan Stanley	3.737%	4/24/24	3,441	3,421
	Morgan Stanley	3.875%	4/29/24	4,000	3,939
[2]	MUFG Bank Ltd.	4.100%	9/9/23	580	576
[2]	MUFG Bank Ltd.	3.750%	3/10/24	2,660	2,606
	National Australia Bank Ltd.	2.875%	4/12/23	300	298
[2]	Nationwide Building Society	2.000%	1/27/23	300	299
	NatWest Group plc	3.875%	9/12/23	2,620	2,592
	NatWest Group plc	4.519%	6/25/24	2,000	1,982
[2]	NatWest Markets plc	2.375%	5/21/23	2,795	2,755
[2]	New York Life Global Funding	1.100%	5/5/23	526	519
[2]	New York Life Global Funding	2.900%	1/17/24	594	581
[2]	Nordea Bank Abp	1.000%	6/9/23	1,835	1,804
17

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Nordea Bank Abp	3.750%	8/30/23	4,640	4,594
	Nordea Bank Abp	3.750%	8/30/23	5,000	4,950
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	1,523	1,515
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	2,705	2,681
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	3,447	3,374
	PNC Bank NA	3.500%	6/8/23	2,914	2,895
	PNC Bank NA	3.800%	7/25/23	1,159	1,150
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,334	7,221
	PNC Financial Services Group Inc.	3.900%	4/29/24	1,170	1,156
[2]	Pricoa Global Funding I	3.450%	9/1/23	347	343
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	1,893
[2]	Principal Life Global Funding II	0.500%	1/8/24	7,059	6,732
[2]	Principal Life Global Funding II	0.750%	4/12/24	4,246	4,005
[2]	Protective Life Global Funding	0.502%	4/12/23	5,200	5,137
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,443
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,609
	Protective Life Global Funding	0.631%	10/13/23	300	290
[2]	Protective Life Global Funding	0.473%	1/12/24	2,820	2,686
	Reinsurance Group of America Inc.	4.700%	9/15/23	246	245
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	895	893
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	5,700	5,620
	Royal Bank of Canada	3.700%	10/5/23	13,115	12,987
	Royal Bank of Canada	0.500%	10/26/23	2,702	2,606
	Royal Bank of Canada	0.425%	1/19/24	5,304	5,062
	Royal Bank of Canada	3.970%	7/26/24	19,498	19,231
[2]	Santander UK plc	5.000%	11/7/23	2,365	2,339
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	6,253	6,066
	State Bank of India	4.500%	9/28/23	650	646
	State Street Corp.	3.100%	5/15/23	6,300	6,257
	State Street Corp.	3.700%	11/20/23	281	278
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	477	470
[5]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	1,420	965
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,255	1,245
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	3,021	2,987
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	400	381
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	3,889	3,768
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	8,560	8,096
[2]	Swedbank AB	1.300%	6/2/23	3,050	3,003
	Toronto-Dominion Bank	0.750%	6/12/23	1,046	1,027
	Toronto-Dominion Bank	3.500%	7/19/23	3,500	3,474
	Toronto-Dominion Bank	0.450%	9/11/23	4,949	4,797
	Toronto-Dominion Bank	0.550%	3/4/24	10,210	9,697
	Toronto-Dominion Bank	3.250%	3/11/24	5,339	5,226
	Toronto-Dominion Bank	4.285%	9/13/24	4,654	4,597
	Truist Bank	3.689%	8/2/24	2,190	2,170
[2]	UBS AG	0.375%	6/1/23	1,228	1,205
[2]	UBS AG	0.450%	2/9/24	1,434	1,359
[2]	UBS Group AG	1.008%	7/30/24	16,110	15,679
	US Bancorp	3.375%	2/5/24	6,502	6,390
[2]	USAA Capital Corp.	1.500%	5/1/23	1,750	1,732
	Wells Fargo & Co.	4.125%	8/15/23	7,027	6,981
	Wells Fargo & Co.	1.654%	6/2/24	4,456	4,385
	Westpac Banking Corp.	3.650%	5/15/23	50	50
18

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	5.010%	6/22/28	5,700	3,826
					955,432
Health Care (5.8%)
	AbbVie Inc.	3.750%	11/14/23	1,206	1,194
	Aetna Inc.	2.800%	6/15/23	11,180	11,065
	AmerisourceBergen Corp.	0.737%	3/15/23	3,117	3,091
	AmerisourceBergen Corp.	3.400%	5/15/24	2,170	2,119
	Amgen Inc.	2.250%	8/19/23	3,000	2,945
	Anthem Inc.	3.300%	1/15/23	698	698
	Anthem Inc.	0.450%	3/15/23	481	477
	AstraZeneca plc	0.300%	5/26/23	6,285	6,174
	Baxter International Inc.	0.868%	12/1/23	586	564
[3]	Baxter International Inc., SOFR + 0.260%	3.113%	12/1/23	8,000	7,934
[2]	Bayer US Finance II LLC	3.875%	12/15/23	15,299	15,062
	Bristol-Myers Squibb Co.	3.250%	2/20/23	3,247	3,239
	Bristol-Myers Squibb Co.	0.537%	11/13/23	3,520	3,393
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,317	1,298
	Bristol-Myers Squibb Co.	2.900%	7/26/24	807	784
	Cardinal Health Inc.	3.200%	3/15/23	51	51
	Cigna Corp.	3.000%	7/15/23	5,000	4,944
	Cigna Corp.	3.750%	7/15/23	4,500	4,467
	Cigna Corp.	3.500%	6/15/24	1,124	1,098
	CVS Health Corp.	4.000%	12/5/23	379	375
[2]	GE HealthCare Technologies Inc.	5.550%	11/15/24	9,867	9,899
	Gilead Sciences Inc.	2.500%	9/1/23	3,736	3,673
	Gilead Sciences Inc.	0.750%	9/29/23	8,779	8,505
	Gilead Sciences Inc.	3.700%	4/1/24	1,923	1,891
	Humana Inc.	0.650%	8/3/23	2,000	1,950
	Illumina Inc.	0.550%	3/23/23	6,000	5,933
	McKesson Corp.	2.850%	3/15/23	2,875	2,862
[2]	Mylan Inc.	3.125%	1/15/23	800	799
	Novartis Capital Corp.	3.400%	5/6/24	2,090	2,048
	PerkinElmer Inc.	0.550%	9/15/23	13,386	12,948
[2]	Roche Holdings Inc.	3.250%	9/17/23	4,737	4,679
	Royalty Pharma plc	0.750%	9/2/23	14,169	13,731
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	6,157	6,050
	SSM Health Care Corp.	3.688%	6/1/23	16,000	15,907
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,446	10,362
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	11,815	11,434
[3]	Thermo Fisher Scientific Inc., SOFR + 0.350%	3.409%	4/18/23	5,000	4,995
	Wyeth LLC	7.250%	3/1/23	149	149
					188,787
Industrials (3.5%)
	Boeing Co.	1.167%	2/4/23	1,984	1,977
	Boeing Co.	4.508%	5/1/23	8,940	8,911
	Boeing Co.	1.433%	2/4/24	4,535	4,338
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	225	224
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	2,194	2,178
	Canadian Pacific Railway Co.	4.450%	3/15/23	975	973
	Caterpillar Financial Services Corp.	2.625%	3/1/23	533	531
	Caterpillar Financial Services Corp.	3.450%	5/15/23	2,088	2,077
	CNH Industrial Capital LLC	1.950%	7/2/23	7,563	7,434
	CNH Industrial Capital LLC	4.200%	1/15/24	5,448	5,373
	CNH Industrial NV	4.500%	8/15/23	2,844	2,825
19

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cummins Inc.	3.650%	10/1/23	8,107	8,031
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	6,170	5,926
	Emerson Electric Co.	2.625%	2/15/23	543	541
	Honeywell International Inc.	0.000%	12/1/23	2,892	2,852
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	15,062	14,621
	John Deere Capital Corp.	2.700%	1/6/23	136	136
	John Deere Capital Corp.	0.250%	1/17/23	242	242
	John Deere Capital Corp.	2.800%	1/27/23	104	104
	John Deere Capital Corp.	4.550%	10/11/24	5,881	5,864
	L3Harris Technologies Inc.	3.850%	6/15/23	475	471
	Norfolk Southern Corp.	3.850%	1/15/24	526	519
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	34
	Raytheon Technologies Corp.	0.000%	12/15/23	2,976	2,942
	Republic Services Inc.	4.750%	5/15/23	2,749	2,745
	Rockwell Automation Inc.	0.350%	8/15/23	3,185	3,096
	Ryder System Inc.	3.750%	6/9/23	123	122
	Ryder System Inc.	3.875%	12/1/23	3,530	3,481
	Ryder System Inc.	3.650%	3/18/24	610	598
[2]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	6,000	5,700
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	474	463
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	2,470	2,462
	Union Pacific Corp.	2.750%	4/15/23	3,226	3,203
	Union Pacific Corp.	3.500%	6/8/23	7,983	7,929
	Union Pacific Corp.	3.150%	3/1/24	1,349	1,321
	Waste Management Inc.	2.400%	5/15/23	3,930	3,892
[5]	WSO Finance Pty Ltd.	3.500%	7/14/23	1,540	1,043
					115,179
Materials (1.7%)
	Carlisle Cos. Inc.	0.550%	9/1/23	3,565	3,450
	Celanese US Holdings LLC	3.500%	5/8/24	2,000	1,933
	Celanese US Holdings LLC	5.900%	7/5/24	1,115	1,115
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	7,579	7,527
[2]	Georgia-Pacific LLC	3.734%	7/15/23	1,500	1,485
	Georgia-Pacific LLC	8.000%	1/15/24	1,761	1,814
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	4,126	4,125
	LYB International Finance BV	4.000%	7/15/23	3,210	3,186
	LyondellBasell Industries NV	5.750%	4/15/24	2,420	2,425
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,897
	Mosaic Co.	4.250%	11/15/23	15,001	14,869
	Nutrien Ltd.	1.900%	5/13/23	9,555	9,439
					55,265
Real Estate (3.0%)
	American Tower Corp.	3.000%	6/15/23	10,664	10,555
	American Tower Corp.	0.600%	1/15/24	4,251	4,051
	American Tower Corp.	5.000%	2/15/24	630	629
	AvalonBay Communities Inc.	2.850%	3/15/23	402	399
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	5,945
	Boston Properties LP	3.125%	9/1/23	10,757	10,581
	Boston Properties LP	3.800%	2/1/24	3,774	3,708
	Camden Property Trust	4.875%	6/15/23	5,526	5,510
	Crown Castle International Corp.	3.150%	7/15/23	7,446	7,361
	Federal Realty Investment Trust	2.750%	6/1/23	1,456	1,440
	Federal Realty Investment Trust	3.950%	1/15/24	500	494
[5]	General Property Trust Co.	3.591%	11/7/23	3,380	2,282
20

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimco Realty Corp.	2.700%	3/1/24	1,221	1,182
	Mid-America Apartments LP	4.300%	10/15/23	7,889	7,829
	Omega Healthcare Investors Inc.	4.375%	8/1/23	3,553	3,525
	Realty Income Corp.	4.600%	2/6/24	4,950	4,917
[5]	Shopping Centres Australasia Property Group	3.900%	6/7/24	1,440	965
	Simon Property Group LP	2.750%	6/1/23	19,698	19,489
	Simon Property Group LP	3.750%	2/1/24	3,599	3,546
	Ventas Realty LP	3.500%	4/15/24	1,400	1,361
	Ventas Realty LP	3.750%	5/1/24	1,000	978
	Welltower Inc.	4.500%	1/15/24	2,469	2,445
					99,192
Technology (2.3%)
	Adobe Inc.	1.700%	2/1/23	2,476	2,469
	Apple Inc.	2.400%	1/13/23	195	195
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	238	238
[2]	Dell International LLC / EMC Corp.	5.450%	6/15/23	866	866
	Dell International LLC / EMC Corp.	5.450%	6/15/23	6,074	6,074
	Fidelity National Information Services Inc.	0.375%	3/1/23	45	45
	Fiserv Inc.	3.800%	10/1/23	11,840	11,718
	Global Payments Inc.	3.750%	6/1/23	3,637	3,608
	Global Payments Inc.	4.000%	6/1/23	3,699	3,676
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,157	15,065
	Oracle Corp.	2.625%	2/15/23	4,500	4,485
	Oracle Corp.	3.625%	7/15/23	699	693
	Oracle Corp.	2.400%	9/15/23	8,893	8,713
	Skyworks Solutions Inc.	0.900%	6/1/23	5,680	5,564
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,679
	VMware Inc.	0.600%	8/15/23	8,726	8,479
					73,567
Utilities (3.9%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,082
	American Electric Power Co. Inc.	0.750%	11/1/23	940	908
	Atmos Energy Corp.	0.625%	3/9/23	210	208
	Baltimore Gas and Electric Co.	3.350%	7/1/23	2,239	2,219
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,892	2,859
	Connecticut Light and Power Co.	2.500%	1/15/23	3,960	3,956
	Consolidated Edison Inc.	0.650%	12/1/23	2,446	2,350
	Consumers Energy Co.	3.375%	8/15/23	1,529	1,514
	Delmarva Power & Light Co.	3.500%	11/15/23	404	399
[2]	Dominion Energy Inc.	2.450%	1/15/23	5,000	4,985
	DTE Electric Co.	3.650%	3/15/24	7,655	7,528
	Duke Energy Corp.	3.950%	10/15/23	8,132	8,061
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,005	998
	Duke Energy Progress LLC	3.375%	9/1/23	108	107
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,071	8,950
	Edison International	2.950%	3/15/23	5,620	5,587
	Entergy Louisiana LLC	0.620%	11/17/23	5,062	4,872
	Eversource Energy	2.800%	5/1/23	2,443	2,420
	Eversource Energy	3.800%	12/1/23	5,344	5,282
[3]	Eversource Energy, SOFR + 0.250%	2.941%	8/15/23	2,400	2,387
	MidAmerican Energy Co.	3.700%	9/15/23	1,382	1,368
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	4,965	4,932
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	3,896
[3]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	3.012%	11/3/23	7,300	7,271
	Oklahoma Gas and Electric Co.	0.553%	5/26/23	53	52
21

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric and Gas Co.	2.375%	5/15/23	2,556	2,532
	Public Service Enterprise Group Inc.	0.841%	11/8/23	5,368	5,170
	Southern California Edison Co.	0.700%	4/3/23	658	651
	Southern California Edison Co.	3.400%	6/1/23	1,066	1,057
	Southern California Edison Co.	0.700%	8/1/23	285	277
	Southern California Edison Co.	3.500%	10/1/23	7,643	7,548
	Southern Co.	2.950%	7/1/23	2,400	2,378
	Southern Co.	0.000%	2/26/24	285	270
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	2,645	2,588
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,258	1,249
[2]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	2,353	2,343
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	4,260	2,883
	Virginia Electric and Power Co.	2.750%	3/15/23	170	169
	WEC Energy Group Inc.	0.550%	9/15/23	9,300	9,001
	Xcel Energy Inc.	0.500%	10/15/23	6,813	6,559
					128,866
Total Corporate Bonds (Cost $2,140,286)					2,117,420
Sovereign Bonds (1.5%)
[5]	Airservices Australia	2.750%	5/15/23	1,060	719
	Export-Import Bank of India	4.000%	1/14/23	1,603	1,603
[7]	Korea Monetary Stabilization Bond	3.050%	7/9/23	40,000,000	31,504
[7]	Korea Monetary Stabilization Bond	3.310%	9/9/23	9,000,000	7,100
	Republic of Croatia	5.500%	4/4/23	840	840
	Republic of Hungary	5.375%	2/21/23	3,478	3,478
	Republic of Hungary	5.375%	3/25/24	730	729
	Romania	4.375%	8/22/23	2,388	2,376
Total Sovereign Bonds (Cost $46,767)					48,349
				Shares
Temporary Cash Investments (21.6%)
Money Market Fund (4.4%)
[8]	Vanguard Market Liquidity Fund	4.334%		1,459,574	145,943
22

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (17.2%)
[9]	United States Treasury Bill	4.815%	11/30/23	231,425	221,892
[9]	United States Treasury Bill	4.770%	12/28/23	355,000	339,070
					560,962
Total Temporary Cash Investments (Cost $706,644)					706,905
Total Investments (103.0%) (Cost $3,390,182)					3,364,430
Other Assets and Liabilities—Net (-3.0%)					(99,157)
Net Assets (100%)					3,265,273
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $612,789,000, representing 18.8% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in Australian dollars.
6	Securities with a value of $1,589,000 have been segregated as initial margin for open futures contracts.
7	Face amount denominated in Korean won.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Securities with a value of $2,139,000 have been segregated as collateral for open forward currency contracts.
3M—3-month.
DAC—Designated Activity Company.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	1,308	268,242	(460)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2023	(21)	(2,267)	28
				(432)
23

Ultra-Short Bond ETF
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	1/31/23	AUD	5,557	USD	3,789	—	(1)
Citibank, N.A.	1/31/23	AUD	117	USD	79	1	—
JPMorgan Chase Bank, N.A.	1/31/23	USD	28,862	AUD	42,675	—	(232)
JPMorgan Chase Bank, N.A.	7/10/23	USD	17,551	KRW	24,000,000	—	(1,580)
Citibank, N.A.	7/10/23	USD	16,199	KRW	21,000,000	—	(540)
BNP Paribas	7/10/23	USD	4,387	KRW	6,000,000	—	(396)
						1	(2,749)
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,244,239)	3,218,487
Affiliated Issuers (Cost $145,943)	145,943
Total Investments in Securities	3,364,430
Investment in Vanguard	107
Foreign Currency, at Value (Cost $668)	732
Receivables for Accrued Income	15,810
Receivables for Capital Shares Issued	17,143
Unrealized Appreciation—Forward Currency Contracts	1
Total Assets	3,398,223
Liabilities
Due to Custodian	63
Payables for Investment Securities Purchased	129,788
Payables to Vanguard	142
Variation Margin Payable—Futures Contracts	208
Unrealized Depreciation—Forward Currency Contracts	2,749
Total Liabilities	132,950
Net Assets	3,265,273
At December 31, 2022, net assets consisted of:

Paid-in Capital	3,320,424
Total Distributable Earnings (Loss)	(55,151)
Net Assets	3,265,273

Net Assets
Applicable to 66,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,265,273
Net Asset Value Per Share	$48.95

See accompanying Notes, which are an integral part of the Financial Statements.
25

Ultra-Short Bond ETF
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Interest[1,2]	47,428
Total Income	47,428
Expenses
The Vanguard Group—Note B
Investment Advisory Services	198
Management and Administrative	2,199
Marketing and Distribution	143
Custodian Fees	25
Auditing Fees	34
Shareholders’ Reports	57
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	2,671
Expenses Paid Indirectly	(5)
Net Expenses	2,666
Net Investment Income	44,762
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(24,518)
Futures Contracts	(7,580)
Forward Currency Contracts	6,094
Foreign Currencies	(564)
Realized Net Gain (Loss)	(26,568)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(19,282)
Futures Contracts	(421)
Forward Currency Contracts	(3,357)
Foreign Currencies	85
Change in Unrealized Appreciation (Depreciation)	(22,975)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,781)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,116,000, ($52,000), less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $84,000.
3	Includes ($147,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Year Ended December 31, 2022	April 5, 2021[1] to December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,762	3,585
Realized Net Gain (Loss)	(26,568)	38
Change in Unrealized Appreciation (Depreciation)	(22,975)	(5,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,781)	(2,250)
Distributions
Total Distributions	(44,433)	(3,834)
Capital Share Transactions
Issued	1,533,919	2,150,606
Issued in Lieu of Cash Distributions	—	—
Redeemed	(259,042)	(104,912)
Net Increase (Decrease) from Capital Share Transactions	1,274,877	2,045,694
Total Increase (Decrease)	1,225,663	2,039,610
Net Assets
Beginning of Period	2,039,610	—
End of Period	3,265,273	2,039,610
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,	April 5, 2021[1] to December 31,
	2022	2021
Net Asset Value, Beginning of Period	$49.93	$50.00
Investment Operations
Net Investment Income[2]	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	(1.044)	(.077)
Total from Investment Operations	(.217)	.061
Distributions
Dividends from Net Investment Income	(.763)	(.123)
Distributions from Realized Capital Gains	—	(.008)
Total Distributions	(.763)	(.131)
Net Asset Value, End of Period	$48.95	$49.93
Total Return	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	73%	22%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing
29

Ultra-Short Bond ETF
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented 7% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
30

Ultra-Short Bond ETF
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $107,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital
31

Ultra-Short Bond ETF
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	129,553	—	129,553
Asset-Backed/Commercial Mortgage-Backed Securities	—	362,203	—	362,203
Corporate Bonds	—	2,117,420	—	2,117,420
Sovereign Bonds	—	48,349	—	48,349
Temporary Cash Investments	145,943	560,962	—	706,905
Total	145,943	3,218,487	—	3,364,430
Derivative Financial Instruments
Assets
Futures Contracts[1]	28	—	—	28
Forward Currency Contracts	—	1	—	1
Total	28	1	—	29
Liabilities
Futures Contracts[1]	460	—	—	460
Forward Currency Contracts	—	2,749	—	2,749
Total	460	2,749	—	3,209
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
32

Ultra-Short Bond ETF
E.	At December 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	28	—	28
Unrealized Appreciation—Forward Currency Contracts	—	1	1
Total Assets	28	1	29

Unrealized Depreciation—Futures Contracts[1]	460	—	460
Unrealized Depreciation—Forward Currency Contracts	—	2,749	2,749
Total Liabilities	460	2,749	3,209
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(7,580)	—	(7,580)
Forward Currency Contracts	—	6,094	6,094
Realized Net Gain (Loss) on Derivatives	(7,580)	6,094	(1,486)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(421)	—	(421)
Forward Currency Contracts	—	(3,357)	(3,357)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(421)	(3,357)	(3,778)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and foreign currency transactions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(147)
Total Distributable Earnings (Loss)	147
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of gain or loss
33

Ultra-Short Bond ETF
from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	360
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(28,964)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(26,547)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	44,433	3,758
Long-Term Capital Gains	—	76
Total	44,433	3,834
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,390,977
Gross Unrealized Appreciation	2,185
Gross Unrealized Depreciation	(28,732)
Net Unrealized Appreciation (Depreciation)	(26,547)
G.	During the year ended December 31, 2022, the fund purchased $1,840,733,000 of investment securities and sold $1,228,632,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $237,422,000 and $235,910,000, respectively. Purchases and sales include $510,263,000 and $30,691,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $476,870,000 and sales were $18,375,000, resulting in net realized loss of $51,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
34

Ultra-Short Bond ETF
H.	Capital shares issued and redeemed were:

	Year Ended December 31, 2022	April 5, 2021[1] to December 31, 2021
	Shares (000)	Shares (000)
Issued	31,100	42,950
Issued in Lieu of Cash Distributions	—	—
Redeemed	(5,250)	(2,100)
Net Increase (Decrease) in Shares Outstanding	25,850	40,850
1	Inception.
At December 31, 2022, one shareholder was a record or beneficial owner of 34% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Ultra-Short Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short Bond ETF (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022 and the statements of changes in net assets and the financial highlights for the year ended December 31, 2022 and for the period April 5, 2021 (inception) through December 31, 2022, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year ended December 31, 2022, and the changes in its net assets and the financial highlights for the year ended December 31, 2022 and for the period April 5, 2021 (inception) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
36

Tax information (unaudited)
The fund hereby designates $10,751,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 79.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
37

"Bloomberg®" and Bloomberg U.S. Treasury Bellwethers: 1 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Ultra-Short Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Ultra-Short Bond ETF or any member of the public regarding the advisability of investing in securities generally or in the Ultra-Short Bond ETF particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Treasury Bellwethers: 1 Year Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Ultra-Short Bond ETF. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Ultra-Short Bond ETF into consideration in determining, composing or calculating the Bloomberg U.S. Treasury Bellwethers: 1 Year Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ultra-Short Bond ETF to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Ultra-Short Bond ETF customers, in connection with the administration, marketing or trading of the Ultra-Short Bond ETF.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE ULTRA-SHORT BOND ETF OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE ULTRA-SHORT BOND ETF OR BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
38

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9310 022023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2022: $393,000
Fiscal Year Ended December 31, 2021: $494,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2022: $10,494,508
Fiscal Year Ended December 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2022: $2,757,764
Fiscal Year Ended December 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2022: $5,202,689
Fiscal Year Ended December 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2022: $298,000
Fiscal Year Ended December 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2022: $5,500,689
Fiscal Year Ended December 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.